UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-08399

PIMCO Variable Insurance Trust

(Exact name of registrant as specified in charter)

650 Newport Center Drive, Newport Beach, CA 92660

(Address of principal executive office)

Bijal Y. Parikh

Treasurer (Principal Financial & Accounting Officer)

PIMCO Variable Insurance Trust

650 Newport Center Drive, Newport Beach, CA 92660

(Name and address of agent for service)

Copies to:

Adam T. Teufel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Registrant’s telephone number, including area code: (888) 877-4626

Date of fiscal year end: December 31

Date of reporting period: December 31, 2025

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

(a)	The following is a copy of the reports transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR 270.30e-1).

●	PIMCO All Asset Portfolio Administrative Class

●	PIMCO All Asset Portfolio Advisor Class

●	PIMCO All Asset Portfolio Institutional Class

●	PIMCO All Asset Portfolio Class M

●	PIMCO Balanced Allocation Portfolio Administrative Class

●	PIMCO CommodityRealReturn® Strategy Portfolio Administrative Class

●	PIMCO CommodityRealReturn® Strategy Portfolio Advisor Class

●	PIMCO CommodityRealReturn® Strategy Portfolio Class M

●	PIMCO CommodityRealReturn® Strategy Portfolio Institutional Class

●	PIMCO Dynamic Bond Portfolio Administrative Class

●	PIMCO Dynamic Bond Portfolio Advisor Class

●	PIMCO Dynamic Bond Portfolio Class M

●	PIMCO Dynamic Bond Portfolio Institutional Class

●	PIMCO Emerging Markets Bond Portfolio Administrative Class

●	PIMCO Emerging Markets Bond Portfolio Advisor Class

●	PIMCO Emerging Markets Bond Portfolio Class M

●	PIMCO Emerging Markets Bond Portfolio Institutional Class

●	PIMCO Global Bond Opportunities Portfolio (Unhedged) Administrative Class

●	PIMCO Global Bond Opportunities Portfolio (Unhedged) Advisor Class

●	PIMCO Global Bond Opportunities Portfolio (Unhedged) Institutional Class

●	PIMCO Global Core Bond (Hedged) Portfolio Administrative Class

●	PIMCO Global Diversified Allocation Portfolio Administrative Class

●	PIMCO Global Diversified Allocation Portfolio Advisor Class

●	PIMCO Global Managed Asset Allocation Portfolio Administrative Class

●	PIMCO Global Managed Asset Allocation Portfolio Advisor Class

●	PIMCO Global Managed Asset Allocation Portfolio Institutional Class

●	PIMCO High Yield Portfolio Administrative Class

●	PIMCO High Yield Portfolio Advisor Class

●	PIMCO High Yield Portfolio Institutional Class

●	PIMCO Income Portfolio Administrative Class

●	PIMCO Income Portfolio Advisor Class

●	PIMCO Income Portfolio Institutional Class

●	PIMCO International Bond Portfolio (U.S. Dollar-Hedged) Administrative Class

●	PIMCO International Bond Portfolio (U.S. Dollar-Hedged) Advisor Class

●	PIMCO International Bond Portfolio (U.S. Dollar-Hedged) Institutional Class

●	PIMCO International Bond Portfolio (Unhedged) Administrative Class

●	PIMCO International Bond Portfolio (Unhedged) Advisor Class

●	PIMCO International Bond Portfolio (Unhedged) Institutional Class

●	PIMCO Long-Term U.S. Government Portfolio Administrative Class

●	PIMCO Long-Term U.S. Government Portfolio Advisor Class

●	PIMCO Long-Term U.S. Government Portfolio Institutional Class

●	PIMCO Low Duration Portfolio Administrative Class

●	PIMCO Low Duration Portfolio Advisor Class

●	PIMCO Low Duration Portfolio Institutional Class

●	PIMCO Real Return Portfolio Administrative Class

●	PIMCO Real Return Portfolio Advisor Class

●	PIMCO Real Return Portfolio Institutional Class

●	PIMCO Short-Term Portfolio Administrative Class

●	PIMCO Short-Term Portfolio Advisor Class

●	PIMCO Short-Term Portfolio Institutional Class

●	PIMCO Total Return Portfolio Administrative Class

●	PIMCO Total Return Portfolio Advisor Class

●	PIMCO Total Return Portfolio Institutional Class

(b)	Not applicable to open-end investment companies.

Administrative Class

PIMCO All Asset Portfolio

Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about the PIMCO All Asset Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$52	0.49%

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Positions in developed ex-U.S. equities, through exposure to certain Underlying PIMCO Funds contributed to absolute performance, as these exposures posted positive returns.

  Positions in emerging markets equities, through exposure to certain Underlying PIMCO Funds contributed to absolute performance, as these exposures posted positive returns.

  Positions in emerging market bonds, through exposure to certain Underlying PIMCO Funds contributed to absolute performance, as these exposures posted positive returns.

  Positions in commodities, through exposure to certain Underlying PIMCO Funds contributed to absolute performance, as these exposures posted positive returns.

  Positions in U.S. and global core bonds, through exposure to certain Underlying PIMCO Funds contributed to absolute performance, as these exposures posted positive returns.

  There were no material detractors for this Portfolio.

Portfolio Performance

In addition to the Portfolio's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Portfolio's regulatory index is the Bloomberg Global Aggregate (USD Hedged) Index. The Portfolio's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended December 31, 2025 or the life of the Portfolio, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Administrative Class	Bloomberg Global Aggregate (USD Hedged) Index	Bloomberg U.S. TIPS: 1-10 Year Index	Consumer Price Index + 500 Basis Points
12/31/15	$10,000	$10,000	$10,000	$10,000
1/31/16	$9,857	$10,146	$10,129	$10,036
2/29/16	$9,846	$10,244	$10,213	$10,065
3/31/16	$10,502	$10,328	$10,360	$10,136
4/30/16	$10,821	$10,346	$10,388	$10,214
5/31/16	$10,568	$10,389	$10,328	$10,279
6/30/16	$10,921	$10,587	$10,497	$10,348
7/31/16	$11,164	$10,650	$10,530	$10,386
8/31/16	$11,209	$10,645	$10,477	$10,446
9/30/16	$11,328	$10,644	$10,557	$10,515
10/31/16	$11,361	$10,541	$10,544	$10,581
11/30/16	$11,095	$10,366	$10,390	$10,636
12/31/16	$11,293	$10,395	$10,401	$10,705
1/31/17	$11,541	$10,357	$10,478	$10,790
2/28/17	$11,744	$10,446	$10,504	$10,851
3/31/17	$11,854	$10,441	$10,511	$10,890
4/30/17	$11,899	$10,512	$10,558	$10,947
5/31/17	$12,047	$10,573	$10,552	$10,984
6/30/17	$12,062	$10,543	$10,469	$11,036
7/31/17	$12,302	$10,578	$10,522	$11,084
8/31/17	$12,451	$10,674	$10,594	$11,170
9/30/17	$12,449	$10,625	$10,543	$11,270
10/31/17	$12,530	$10,670	$10,560	$11,324
11/30/17	$12,588	$10,687	$10,548	$11,399
12/31/17	$12,822	$10,710	$10,598	$11,468
1/31/18	$13,129	$10,634	$10,519	$11,562
2/28/18	$12,799	$10,610	$10,471	$11,639
3/31/18	$12,849	$10,698	$10,556	$11,688
4/30/18	$12,849	$10,658	$10,542	$11,765
5/31/18	$12,683	$10,698	$10,591	$11,838
6/30/18	$12,536	$10,718	$10,621	$11,897
7/31/18	$12,668	$10,721	$10,580	$11,955
8/31/18	$12,488	$10,754	$10,651	$12,024
9/30/18	$12,555	$10,713	$10,577	$12,096
10/31/18	$12,170	$10,692	$10,495	$12,172
11/30/18	$12,267	$10,744	$10,529	$12,214
12/31/18	$12,129	$10,899	$10,572	$12,271
1/31/19	$12,679	$11,015	$10,690	$12,312
2/28/19	$12,703	$11,028	$10,700	$12,397
3/31/19	$12,782	$11,225	$10,843	$12,493
4/30/19	$12,843	$11,232	$10,890	$12,588
5/31/19	$12,720	$11,394	$11,008	$12,643
6/30/19	$13,110	$11,553	$11,118	$12,691
7/31/19	$13,049	$11,644	$11,135	$12,771
8/31/19	$12,888	$11,908	$11,278	$12,834
9/30/19	$13,021	$11,853	$11,185	$12,905
10/31/19	$13,208	$11,833	$11,216	$12,992
11/30/19	$13,208	$11,819	$11,218	$13,080
12/31/19	$13,572	$11,795	$11,296	$13,170
1/31/20	$13,358	$12,008	$11,443	$13,248
2/29/20	$12,892	$12,155	$11,542	$13,308
3/31/20	$11,385	$11,965	$11,331	$13,304
4/30/20	$11,997	$12,159	$11,561	$13,257
5/31/20	$12,399	$12,194	$11,633	$13,300
6/30/20	$12,761	$12,254	$11,757	$13,416
7/31/20	$13,174	$12,388	$11,925	$13,536
8/31/20	$13,278	$12,299	$12,094	$13,640
9/30/20	$13,083	$12,343	$12,051	$13,730
10/31/20	$12,912	$12,344	$12,002	$13,802
11/30/20	$14,068	$12,415	$12,094	$13,888
12/31/20	$14,659	$12,453	$12,244	$14,002
1/31/21	$14,911	$12,386	$12,320	$14,090
2/28/21	$15,295	$12,193	$12,231	$14,195
3/31/21	$15,546	$12,145	$12,251	$14,318
4/30/21	$15,955	$12,177	$12,407	$14,469
5/31/21	$16,365	$12,204	$12,523	$14,620
6/30/21	$16,616	$12,264	$12,533	$14,800
7/31/21	$16,700	$12,416	$12,821	$14,927
8/31/21	$16,813	$12,391	$12,797	$15,029
9/30/21	$16,524	$12,274	$12,744	$15,153
10/31/21	$16,789	$12,242	$12,847	$15,351
11/30/21	$16,435	$12,330	$12,878	$15,535
12/31/21	$17,039	$12,280	$12,940	$15,705
1/31/22	$16,757	$12,087	$12,783	$15,862
2/28/22	$16,521	$11,926	$12,907	$16,033
3/31/22	$16,652	$11,669	$12,714	$16,257
4/30/22	$16,047	$11,355	$12,595	$16,384
5/31/22	$16,047	$11,340	$12,590	$16,598
6/30/22	$14,937	$11,168	$12,279	$16,872
7/31/22	$15,525	$11,452	$12,721	$16,934
8/31/22	$15,206	$11,153	$12,418	$17,015
9/30/22	$14,014	$10,795	$11,796	$17,154
10/31/22	$14,470	$10,758	$11,925	$17,309
11/30/22	$15,265	$11,032	$12,071	$17,420
12/31/22	$15,021	$10,902	$11,990	$17,497
1/31/23	$15,805	$11,153	$12,150	$17,660
2/28/23	$15,334	$10,975	$12,006	$17,790
3/31/23	$15,473	$11,219	$12,342	$17,872
4/30/23	$15,579	$11,276	$12,366	$18,013
5/31/23	$15,190	$11,232	$12,226	$18,113
6/30/23	$15,582	$11,225	$12,167	$18,232
7/31/23	$15,936	$11,229	$12,222	$18,336
8/31/23	$15,617	$11,215	$12,168	$18,498
9/30/23	$15,207	$11,021	$12,044	$18,645
10/31/23	$14,888	$10,943	$12,030	$18,737
11/30/23	$15,580	$11,319	$12,259	$18,838
12/31/23	$16,244	$11,681	$12,513	$18,953
1/31/24	$16,190	$11,658	$12,559	$19,092
2/29/24	$16,244	$11,578	$12,446	$19,243
3/31/24	$16,541	$11,683	$12,546	$19,385
4/30/24	$16,138	$11,495	$12,417	$19,518
5/31/24	$16,486	$11,596	$12,590	$19,605
6/30/24	$16,517	$11,697	$12,686	$19,685
7/31/24	$16,927	$11,923	$12,874	$19,792
8/31/24	$17,131	$12,053	$12,963	$19,906
9/30/24	$17,459	$12,193	$13,130	$20,031
10/31/24	$16,911	$12,028	$12,956	$20,155
11/30/24	$17,308	$12,171	$13,015	$20,291
12/31/24	$16,852	$12,078	$12,900	$20,445
1/31/25	$17,139	$12,125	$13,056	$20,620
2/28/25	$17,408	$12,271	$13,281	$20,746
3/31/25	$17,403	$12,219	$13,417	$20,821
4/30/25	$17,364	$12,340	$13,498	$20,950
5/31/25	$17,558	$12,299	$13,444	$21,052
6/30/25	$17,943	$12,417	$13,555	$21,196
7/31/25	$17,924	$12,407	$13,592	$21,322
8/31/25	$18,454	$12,475	$13,824	$21,486
9/30/25	$18,729	$12,567	$13,821	$21,638
10/31/25	$18,888	$12,666	$13,843	$21,772
11/30/25	$19,167	$12,692	$13,890	$21,856
12/31/25	$19,245	$12,665	$13,864	$22,009

The table below shows the average annual total returns of the Portfolio, a regulatory index, and one or more supplemental index(es) for certain periods ended December 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Administrative Class	14.20%	5.60%	6.77%
Bloomberg Global Aggregate (USD Hedged) Index	4.86%	0.34%	2.39%
Bloomberg U.S. TIPS: 1-10 Year Index	7.47%	2.52%	3.32%
Consumer Price Index + 500 Basis Points	7.65%	9.47%	8.21%

All Portfolio returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index. For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$199,030
# of Portfolio Holdings	27
Portfolio Turnover Rate	48%
Total Net Advisory Fees Paid During the Reporting Period	$159
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Affiliated Investments	100.1%
Other Assets and Liabilities, Net	(0.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Top Holdings (% of Net Asset Value)Footnote Reference**

PIMCO All Asset: Multi-Real Fund	19.5%
PIMCO All Asset: Multi-RAE PLUS Fund	18.9%
PIMCO Emerging Markets Local Currency and Bond Fund	7.7%
PIMCO Total Return Fund	7.7%
PIMCO Low Duration Fund	5.4%
PIMCO Emerging Markets Currency and Short-Term Investments Fund	4.1%
PIMCO TRENDS Managed Futures Strategy Fund	4.1%
PIMCO High Yield Fund	3.3%
PIMCO RAE Fundamental Advantage PLUS Fund	3.2%
PIMCO RAE Worldwide Long/Short PLUS Fund	3.2%
Footnote	Description
Footnote**	Short-Term Instruments/Foreign Currency Contracts are not included in Top Holdings table.

Material Portfolio Changes

This is a summary of certain changes and planned changes of the Portfolio since the beginning of the reporting period. For more information, you may refer to the Portfolio's next prospectus, which we expect to be available by April 30, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Portfolio Operating Expenses. Annual portfolio operating expenses decreased during the year by 0.14% as a result of the Portfolio's exposure to fees and expenses related to the Portfolio's investment in underlying funds.

Additional Information

For additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/pvit or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: www.pimco.com/tax.

Administrative Class

PIMCO All Asset Portfolio

Annual Shareholder Report |

December 31, 2025

PVIT0328TSRAR_123125

Advisor Class

PIMCO All Asset Portfolio

Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about the PIMCO All Asset Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$63	0.59%

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Positions in developed ex-U.S. equities, through exposure to certain Underlying PIMCO Funds contributed to absolute performance, as these exposures posted positive returns.

  Positions in emerging markets equities, through exposure to certain Underlying PIMCO Funds contributed to absolute performance, as these exposures posted positive returns.

  Positions in emerging market bonds, through exposure to certain Underlying PIMCO Funds contributed to absolute performance, as these exposures posted positive returns.

  Positions in commodities, through exposure to certain Underlying PIMCO Funds contributed to absolute performance, as these exposures posted positive returns.

  Positions in U.S. and global core bonds, through exposure to certain Underlying PIMCO Funds contributed to absolute performance, as these exposures posted positive returns.

  There were no material detractors for this Portfolio.

Portfolio Performance

In addition to the Portfolio's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Portfolio's regulatory index is the Bloomberg Global Aggregate (USD Hedged) Index. The Portfolio's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended December 31, 2025 or the life of the Portfolio, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Advisor Class	Bloomberg Global Aggregate (USD Hedged) Index	Bloomberg U.S. TIPS: 1-10 Year Index	Consumer Price Index + 500 Basis Points
12/31/15	$10,000	$10,000	$10,000	$10,000
1/31/16	$9,869	$10,146	$10,129	$10,036
2/29/16	$9,848	$10,244	$10,213	$10,065
3/31/16	$10,506	$10,328	$10,360	$10,136
4/30/16	$10,822	$10,346	$10,388	$10,214
5/31/16	$10,571	$10,389	$10,328	$10,279
6/30/16	$10,918	$10,587	$10,497	$10,348
7/31/16	$11,170	$10,650	$10,530	$10,386
8/31/16	$11,214	$10,645	$10,477	$10,446
9/30/16	$11,329	$10,644	$10,557	$10,515
10/31/16	$11,351	$10,541	$10,544	$10,581
11/30/16	$11,087	$10,366	$10,390	$10,636
12/31/16	$11,290	$10,395	$10,401	$10,705
1/31/17	$11,536	$10,357	$10,478	$10,790
2/28/17	$11,737	$10,446	$10,504	$10,851
3/31/17	$11,843	$10,441	$10,511	$10,890
4/30/17	$11,888	$10,512	$10,558	$10,947
5/31/17	$12,033	$10,573	$10,552	$10,984
6/30/17	$12,045	$10,543	$10,469	$11,036
7/31/17	$12,294	$10,578	$10,522	$11,084
8/31/17	$12,441	$10,674	$10,594	$11,170
9/30/17	$12,436	$10,625	$10,543	$11,270
10/31/17	$12,516	$10,670	$10,560	$11,324
11/30/17	$12,573	$10,687	$10,548	$11,399
12/31/17	$12,801	$10,710	$10,598	$11,468
1/31/18	$13,104	$10,634	$10,519	$11,562
2/28/18	$12,778	$10,610	$10,471	$11,639
3/31/18	$12,825	$10,698	$10,556	$11,688
4/30/18	$12,825	$10,658	$10,542	$11,765
5/31/18	$12,661	$10,698	$10,591	$11,838
6/30/18	$12,513	$10,718	$10,621	$11,897
7/31/18	$12,642	$10,721	$10,580	$11,955
8/31/18	$12,465	$10,754	$10,651	$12,024
9/30/18	$12,528	$10,713	$10,577	$12,096
10/31/18	$12,137	$10,692	$10,495	$12,172
11/30/18	$12,243	$10,744	$10,529	$12,214
12/31/18	$12,104	$10,899	$10,572	$12,271
1/31/19	$12,646	$11,015	$10,690	$12,312
2/28/19	$12,670	$11,028	$10,700	$12,397
3/31/19	$12,745	$11,225	$10,843	$12,493
4/30/19	$12,818	$11,232	$10,890	$12,588
5/31/19	$12,685	$11,394	$11,008	$12,643
6/30/19	$13,078	$11,553	$11,118	$12,691
7/31/19	$13,005	$11,644	$11,135	$12,771
8/31/19	$12,847	$11,908	$11,278	$12,834
9/30/19	$12,975	$11,853	$11,185	$12,905
10/31/19	$13,171	$11,833	$11,216	$12,992
11/30/19	$13,171	$11,819	$11,218	$13,080
12/31/19	$13,525	$11,795	$11,296	$13,170
1/31/20	$13,314	$12,008	$11,443	$13,248
2/29/20	$12,856	$12,155	$11,542	$13,308
3/31/20	$11,332	$11,965	$11,331	$13,304
4/30/20	$11,959	$12,159	$11,561	$13,257
5/31/20	$12,353	$12,194	$11,633	$13,300
6/30/20	$12,709	$12,254	$11,757	$13,416
7/31/20	$13,128	$12,388	$11,925	$13,536
8/31/20	$13,230	$12,299	$12,094	$13,640
9/30/20	$13,022	$12,343	$12,051	$13,730
10/31/20	$12,854	$12,344	$12,002	$13,802
11/30/20	$14,004	$12,415	$12,094	$13,888
12/31/20	$14,595	$12,453	$12,244	$14,002
1/31/21	$14,842	$12,386	$12,320	$14,090
2/28/21	$15,219	$12,193	$12,231	$14,195
3/31/21	$15,477	$12,145	$12,251	$14,318
4/30/21	$15,879	$12,177	$12,407	$14,469
5/31/21	$16,295	$12,204	$12,523	$14,620
6/30/21	$16,538	$12,264	$12,533	$14,800
7/31/21	$16,621	$12,416	$12,821	$14,927
8/31/21	$16,731	$12,391	$12,797	$15,029
9/30/21	$16,435	$12,274	$12,744	$15,153
10/31/21	$16,709	$12,242	$12,847	$15,351
11/30/21	$16,348	$12,330	$12,878	$15,535
12/31/21	$16,936	$12,280	$12,940	$15,705
1/31/22	$16,674	$12,087	$12,783	$15,862
2/28/22	$16,427	$11,926	$12,907	$16,033
3/31/22	$16,553	$11,669	$12,714	$16,257
4/30/22	$15,945	$11,355	$12,595	$16,384
5/31/22	$15,945	$11,340	$12,590	$16,598
6/30/22	$14,852	$11,168	$12,279	$16,872
7/31/22	$15,427	$11,452	$12,721	$16,934
8/31/22	$15,115	$11,153	$12,418	$17,015
9/30/22	$13,928	$10,795	$11,796	$17,154
10/31/22	$14,375	$10,758	$11,925	$17,309
11/30/22	$15,169	$11,032	$12,071	$17,420
12/31/22	$14,926	$10,902	$11,990	$17,497
1/31/23	$15,709	$11,153	$12,150	$17,660
2/28/23	$15,232	$10,975	$12,006	$17,790
3/31/23	$15,365	$11,219	$12,342	$17,872
4/30/23	$15,468	$11,276	$12,366	$18,013
5/31/23	$15,089	$11,232	$12,226	$18,113
6/30/23	$15,467	$11,225	$12,167	$18,232
7/31/23	$15,830	$11,229	$12,222	$18,336
8/31/23	$15,502	$11,215	$12,168	$18,498
9/30/23	$15,097	$11,021	$12,044	$18,645
10/31/23	$14,768	$10,943	$12,030	$18,737
11/30/23	$15,478	$11,319	$12,259	$18,838
12/31/23	$16,122	$11,681	$12,513	$18,953
1/31/24	$16,070	$11,658	$12,559	$19,092
2/29/24	$16,122	$11,578	$12,446	$19,243
3/31/24	$16,409	$11,683	$12,546	$19,385
4/30/24	$16,016	$11,495	$12,417	$19,518
5/31/24	$16,355	$11,596	$12,590	$19,605
6/30/24	$16,399	$11,697	$12,686	$19,685
7/31/24	$16,799	$11,923	$12,874	$19,792
8/31/24	$16,999	$12,053	$12,963	$19,906
9/30/24	$17,314	$12,193	$13,130	$20,031
10/31/24	$16,780	$12,028	$12,956	$20,155
11/30/24	$17,167	$12,171	$13,015	$20,291
12/31/24	$16,699	$12,078	$12,900	$20,445
1/31/25	$16,997	$12,125	$13,056	$20,620
2/28/25	$17,259	$12,271	$13,281	$20,746
3/31/25	$17,251	$12,219	$13,417	$20,821
4/30/25	$17,213	$12,340	$13,498	$20,950
5/31/25	$17,402	$12,299	$13,444	$21,052
6/30/25	$17,792	$12,417	$13,555	$21,196
7/31/25	$17,754	$12,407	$13,592	$21,322
8/31/25	$18,289	$12,475	$13,824	$21,486
9/30/25	$18,571	$12,567	$13,821	$21,638
10/31/25	$18,707	$12,666	$13,843	$21,772
11/30/25	$18,997	$12,692	$13,890	$21,856
12/31/25	$19,069	$12,665	$13,864	$22,009

The table below shows the average annual total returns of the Portfolio, a regulatory index, and one or more supplemental index(es) for certain periods ended December 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Advisor Class	14.19%	5.49%	6.67%
Bloomberg Global Aggregate (USD Hedged) Index	4.86%	0.34%	2.39%
Bloomberg U.S. TIPS: 1-10 Year Index	7.47%	2.52%	3.32%
Consumer Price Index + 500 Basis Points	7.65%	9.47%	8.21%

All Portfolio returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index. For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$199,030
# of Portfolio Holdings	27
Portfolio Turnover Rate	48%
Total Net Advisory Fees Paid During the Reporting Period	$159
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Affiliated Investments	100.1%
Other Assets and Liabilities, Net	(0.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Top Holdings (% of Net Asset Value)Footnote Reference**

PIMCO All Asset: Multi-Real Fund	19.5%
PIMCO All Asset: Multi-RAE PLUS Fund	18.9%
PIMCO Emerging Markets Local Currency and Bond Fund	7.7%
PIMCO Total Return Fund	7.7%
PIMCO Low Duration Fund	5.4%
PIMCO Emerging Markets Currency and Short-Term Investments Fund	4.1%
PIMCO TRENDS Managed Futures Strategy Fund	4.1%
PIMCO High Yield Fund	3.3%
PIMCO RAE Fundamental Advantage PLUS Fund	3.2%
PIMCO RAE Worldwide Long/Short PLUS Fund	3.2%
Footnote	Description
Footnote**	Short-Term Instruments/Foreign Currency Contracts are not included in Top Holdings table.

Material Portfolio Changes

This is a summary of certain changes and planned changes of the Portfolio since the beginning of the reporting period. For more information, you may refer to the Portfolio's next prospectus, which we expect to be available by April 30, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Portfolio Operating Expenses. Annual portfolio operating expenses decreased during the year by 0.14% as a result of the Portfolio's exposure to fees and expenses related to the Portfolio's investment in underlying funds.

Additional Information

For additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/pvit or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: www.pimco.com/tax.

Advisor Class

PIMCO All Asset Portfolio

Annual Shareholder Report |

December 31, 2025

PVIT1854TSRAR_123125

Institutional Class

PIMCO All Asset Portfolio

Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about the PIMCO All Asset Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$36	0.34%

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Positions in developed ex-U.S. equities, through exposure to certain Underlying PIMCO Funds contributed to absolute performance, as these exposures posted positive returns.

  Positions in emerging markets equities, through exposure to certain Underlying PIMCO Funds contributed to absolute performance, as these exposures posted positive returns.

  Positions in emerging market bonds, through exposure to certain Underlying PIMCO Funds contributed to absolute performance, as these exposures posted positive returns.

  Positions in commodities, through exposure to certain Underlying PIMCO Funds contributed to absolute performance, as these exposures posted positive returns.

  Positions in U.S. and global core bonds, through exposure to certain Underlying PIMCO Funds contributed to absolute performance, as these exposures posted positive returns.

  There were no material detractors for this Portfolio.

Portfolio Performance

In addition to the Portfolio's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Portfolio's regulatory index is the Bloomberg Global Aggregate (USD Hedged) Index. The Portfolio's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended December 31, 2025 or the life of the Portfolio, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Institutional Class	Bloomberg Global Aggregate (USD Hedged) Index	Bloomberg U.S. TIPS: 1-10 Year Index	Consumer Price Index + 500 Basis Points
12/31/15	$10,000	$10,000	$10,000	$10,000
1/31/16	$9,869	$10,146	$10,129	$10,036
2/29/16	$9,848	$10,244	$10,213	$10,065
3/31/16	$10,510	$10,328	$10,360	$10,136
4/30/16	$10,827	$10,346	$10,388	$10,214
5/31/16	$10,587	$10,389	$10,328	$10,279
6/30/16	$10,930	$10,587	$10,497	$10,348
7/31/16	$11,182	$10,650	$10,530	$10,386
8/31/16	$11,226	$10,645	$10,477	$10,446
9/30/16	$11,349	$10,644	$10,557	$10,515
10/31/16	$11,371	$10,541	$10,544	$10,581
11/30/16	$11,106	$10,366	$10,390	$10,636
12/31/16	$11,308	$10,395	$10,401	$10,705
1/31/17	$11,565	$10,357	$10,478	$10,790
2/28/17	$11,766	$10,446	$10,504	$10,851
3/31/17	$11,878	$10,441	$10,511	$10,890
4/30/17	$11,923	$10,512	$10,558	$10,947
5/31/17	$12,081	$10,573	$10,552	$10,984
6/30/17	$12,089	$10,543	$10,469	$11,036
7/31/17	$12,339	$10,578	$10,522	$11,084
8/31/17	$12,487	$10,674	$10,594	$11,170
9/30/17	$12,478	$10,625	$10,543	$11,270
10/31/17	$12,570	$10,670	$10,560	$11,324
11/30/17	$12,627	$10,687	$10,548	$11,399
12/31/17	$12,865	$10,710	$10,598	$11,468
1/31/18	$13,170	$10,634	$10,519	$11,562
2/28/18	$12,841	$10,610	$10,471	$11,639
3/31/18	$12,895	$10,698	$10,556	$11,688
4/30/18	$12,895	$10,658	$10,542	$11,765
5/31/18	$12,730	$10,698	$10,591	$11,838
6/30/18	$12,577	$10,718	$10,621	$11,897
7/31/18	$12,731	$10,721	$10,580	$11,955
8/31/18	$12,541	$10,754	$10,651	$12,024
9/30/18	$12,613	$10,713	$10,577	$12,096
10/31/18	$12,219	$10,692	$10,495	$12,172
11/30/18	$12,326	$10,744	$10,529	$12,214
12/31/18	$12,195	$10,899	$10,572	$12,271
1/31/19	$12,729	$11,015	$10,690	$12,312
2/28/19	$12,766	$11,028	$10,700	$12,397
3/31/19	$12,847	$11,225	$10,843	$12,493
4/30/19	$12,921	$11,232	$10,890	$12,588
5/31/19	$12,786	$11,394	$11,008	$12,643
6/30/19	$13,179	$11,553	$11,118	$12,691
7/31/19	$13,118	$11,644	$11,135	$12,771
8/31/19	$12,958	$11,908	$11,278	$12,834
9/30/19	$13,095	$11,853	$11,185	$12,905
10/31/19	$13,293	$11,833	$11,216	$12,992
11/30/19	$13,293	$11,819	$11,218	$13,080
12/31/19	$13,648	$11,795	$11,296	$13,170
1/31/20	$13,436	$12,008	$11,443	$13,248
2/29/20	$12,985	$12,155	$11,542	$13,308
3/31/20	$11,452	$11,965	$11,331	$13,304
4/30/20	$12,086	$12,159	$11,561	$13,257
5/31/20	$12,478	$12,194	$11,633	$13,300
6/30/20	$12,850	$12,254	$11,757	$13,416
7/31/20	$13,274	$12,388	$11,925	$13,536
8/31/20	$13,377	$12,299	$12,094	$13,640
9/30/20	$13,176	$12,343	$12,051	$13,730
10/31/20	$13,006	$12,344	$12,002	$13,802
11/30/20	$14,182	$12,415	$12,094	$13,888
12/31/20	$14,763	$12,453	$12,244	$14,002
1/31/21	$15,027	$12,386	$12,320	$14,090
2/28/21	$15,409	$12,193	$12,231	$14,195
3/31/21	$15,676	$12,145	$12,251	$14,318
4/30/21	$16,097	$12,177	$12,407	$14,469
5/31/21	$16,505	$12,204	$12,523	$14,620
6/30/21	$16,761	$12,264	$12,533	$14,800
7/31/21	$16,845	$12,416	$12,821	$14,927
8/31/21	$16,957	$12,391	$12,797	$15,029
9/30/21	$16,667	$12,274	$12,744	$15,153
10/31/21	$16,945	$12,242	$12,847	$15,351
11/30/21	$16,579	$12,330	$12,878	$15,535
12/31/21	$17,187	$12,280	$12,940	$15,705
1/31/22	$16,921	$12,087	$12,783	$15,862
2/28/22	$16,671	$11,926	$12,907	$16,033
3/31/22	$16,805	$11,669	$12,714	$16,257
4/30/22	$16,203	$11,355	$12,595	$16,384
5/31/22	$16,203	$11,340	$12,590	$16,598
6/30/22	$15,088	$11,168	$12,279	$16,872
7/31/22	$15,689	$11,452	$12,721	$16,934
8/31/22	$15,355	$11,153	$12,418	$17,015
9/30/22	$14,159	$10,795	$11,796	$17,154
10/31/22	$14,629	$10,758	$11,925	$17,309
11/30/22	$15,420	$11,032	$12,071	$17,420
12/31/22	$15,183	$10,902	$11,990	$17,497
1/31/23	$15,980	$11,153	$12,150	$17,660
2/28/23	$15,495	$10,975	$12,006	$17,790
3/31/23	$15,637	$11,219	$12,342	$17,872
4/30/23	$15,760	$11,276	$12,366	$18,013
5/31/23	$15,374	$11,232	$12,226	$18,113
6/30/23	$15,769	$11,225	$12,167	$18,232
7/31/23	$16,121	$11,229	$12,222	$18,336
8/31/23	$15,804	$11,215	$12,168	$18,498
9/30/23	$15,402	$11,021	$12,044	$18,645
10/31/23	$15,066	$10,943	$12,030	$18,737
11/30/23	$15,772	$11,319	$12,259	$18,838
12/31/23	$16,440	$11,681	$12,513	$18,953
1/31/24	$16,405	$11,658	$12,559	$19,092
2/29/24	$16,458	$11,578	$12,446	$19,243
3/31/24	$16,741	$11,683	$12,546	$19,385
4/30/24	$16,340	$11,495	$12,417	$19,518
5/31/24	$16,705	$11,596	$12,590	$19,605
6/30/24	$16,742	$11,697	$12,686	$19,685
7/31/24	$17,150	$11,923	$12,874	$19,792
8/31/24	$17,372	$12,053	$12,963	$19,906
9/30/24	$17,705	$12,193	$13,130	$20,031
10/31/24	$17,141	$12,028	$12,956	$20,155
11/30/24	$17,555	$12,171	$13,015	$20,291
12/31/24	$17,090	$12,078	$12,900	$20,445
1/31/25	$17,376	$12,125	$13,056	$20,620
2/28/25	$17,663	$12,271	$13,281	$20,746
3/31/25	$17,643	$12,219	$13,417	$20,821
4/30/25	$17,605	$12,340	$13,498	$20,950
5/31/25	$17,817	$12,299	$13,444	$21,052
6/30/25	$18,208	$12,417	$13,555	$21,196
7/31/25	$18,189	$12,407	$13,592	$21,322
8/31/25	$18,737	$12,475	$13,824	$21,486
9/30/25	$19,018	$12,567	$13,821	$21,638
10/31/25	$19,176	$12,666	$13,843	$21,772
11/30/25	$19,454	$12,692	$13,890	$21,856
12/31/25	$19,540	$12,665	$13,864	$22,009

The table below shows the average annual total returns of the Portfolio, a regulatory index, and one or more supplemental index(es) for certain periods ended December 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	14.34%	5.77%	6.93%
Bloomberg Global Aggregate (USD Hedged) Index	4.86%	0.34%	2.39%
Bloomberg U.S. TIPS: 1-10 Year Index	7.47%	2.52%	3.32%
Consumer Price Index + 500 Basis Points	7.65%	9.47%	8.21%

All Portfolio returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index. For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$199,030
# of Portfolio Holdings	27
Portfolio Turnover Rate	48%
Total Net Advisory Fees Paid During the Reporting Period	$159
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Affiliated Investments	100.1%
Other Assets and Liabilities, Net	(0.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Top Holdings (% of Net Asset Value)Footnote Reference**

PIMCO All Asset: Multi-Real Fund	19.5%
PIMCO All Asset: Multi-RAE PLUS Fund	18.9%
PIMCO Emerging Markets Local Currency and Bond Fund	7.7%
PIMCO Total Return Fund	7.7%
PIMCO Low Duration Fund	5.4%
PIMCO Emerging Markets Currency and Short-Term Investments Fund	4.1%
PIMCO TRENDS Managed Futures Strategy Fund	4.1%
PIMCO High Yield Fund	3.3%
PIMCO RAE Fundamental Advantage PLUS Fund	3.2%
PIMCO RAE Worldwide Long/Short PLUS Fund	3.2%
Footnote	Description
Footnote**	Short-Term Instruments/Foreign Currency Contracts are not included in Top Holdings table.

Material Portfolio Changes

This is a summary of certain changes and planned changes of the Portfolio since the beginning of the reporting period. For more information, you may refer to the Portfolio's next prospectus, which we expect to be available by April 30, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Portfolio Operating Expenses. Annual portfolio operating expenses decreased during the year by 0.14% as a result of the Portfolio's exposure to fees and expenses related to the Portfolio's investment in underlying funds.

Additional Information

For additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/pvit or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: www.pimco.com/tax.

Institutional Class

PIMCO All Asset Portfolio

Annual Shareholder Report |

December 31, 2025

PVIT1875TSRAR_123125

Class M

PIMCO All Asset Portfolio

Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about the PIMCO All Asset Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$84	0.79%

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Positions in developed ex-U.S. equities, through exposure to certain Underlying PIMCO Funds contributed to absolute performance, as these exposures posted positive returns.

  Positions in emerging markets equities, through exposure to certain Underlying PIMCO Funds contributed to absolute performance, as these exposures posted positive returns.

  Positions in emerging market bonds, through exposure to certain Underlying PIMCO Funds contributed to absolute performance, as these exposures posted positive returns.

  Positions in commodities, through exposure to certain Underlying PIMCO Funds contributed to absolute performance, as these exposures posted positive returns.

  Positions in U.S. and global core bonds, through exposure to certain Underlying PIMCO Funds contributed to absolute performance, as these exposures posted positive returns.

  There were no material detractors for this Portfolio.

Portfolio Performance

In addition to the Portfolio's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Portfolio's regulatory index is the Bloomberg Global Aggregate (USD Hedged) Index. The Portfolio's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended December 31, 2025 or the life of the Portfolio, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Class M	Bloomberg Global Aggregate (USD Hedged) Index	Bloomberg U.S. TIPS: 1-10 Year Index	Consumer Price Index + 500 Basis Points
12/31/15	$10,000	$10,000	$10,000	$10,000
1/31/16	$9,859	$10,146	$10,129	$10,036
2/29/16	$9,849	$10,244	$10,213	$10,065
3/31/16	$10,499	$10,328	$10,360	$10,136
4/30/16	$10,813	$10,346	$10,388	$10,214
5/31/16	$10,564	$10,389	$10,328	$10,279
6/30/16	$10,912	$10,587	$10,497	$10,348
7/31/16	$11,152	$10,650	$10,530	$10,386
8/31/16	$11,195	$10,645	$10,477	$10,446
9/30/16	$11,304	$10,644	$10,557	$10,515
10/31/16	$11,336	$10,541	$10,544	$10,581
11/30/16	$11,063	$10,366	$10,390	$10,636
12/31/16	$11,259	$10,395	$10,401	$10,705
1/31/17	$11,513	$10,357	$10,478	$10,790
2/28/17	$11,712	$10,446	$10,504	$10,851
3/31/17	$11,813	$10,441	$10,511	$10,890
4/30/17	$11,858	$10,512	$10,558	$10,947
5/31/17	$12,002	$10,573	$10,552	$10,984
6/30/17	$12,008	$10,543	$10,469	$11,036
7/31/17	$12,255	$10,578	$10,522	$11,084
8/31/17	$12,400	$10,674	$10,594	$11,170
9/30/17	$12,389	$10,625	$10,543	$11,270
10/31/17	$12,468	$10,670	$10,560	$11,324
11/30/17	$12,525	$10,687	$10,548	$11,399
12/31/17	$12,743	$10,710	$10,598	$11,468
1/31/18	$13,043	$10,634	$10,519	$11,562
2/28/18	$12,720	$10,610	$10,471	$11,639
3/31/18	$12,763	$10,698	$10,556	$11,688
4/30/18	$12,763	$10,658	$10,542	$11,765
5/31/18	$12,589	$10,698	$10,591	$11,838
6/30/18	$12,436	$10,718	$10,621	$11,897
7/31/18	$12,576	$10,721	$10,580	$11,955
8/31/18	$12,390	$10,754	$10,651	$12,024
9/30/18	$12,458	$10,713	$10,577	$12,096
10/31/18	$12,071	$10,692	$10,495	$12,172
11/30/18	$12,165	$10,744	$10,529	$12,214
12/31/18	$12,031	$10,899	$10,572	$12,271
1/31/19	$12,565	$11,015	$10,690	$12,312
2/28/19	$12,589	$11,028	$10,700	$12,397
3/31/19	$12,659	$11,225	$10,843	$12,493
4/30/19	$12,731	$11,232	$10,890	$12,588
5/31/19	$12,587	$11,394	$11,008	$12,643
6/30/19	$12,981	$11,553	$11,118	$12,691
7/31/19	$12,909	$11,644	$11,135	$12,771
8/31/19	$12,741	$11,908	$11,278	$12,834
9/30/19	$12,872	$11,853	$11,185	$12,905
10/31/19	$13,066	$11,833	$11,216	$12,992
11/30/19	$13,054	$11,819	$11,218	$13,080
12/31/19	$13,407	$11,795	$11,296	$13,170
1/31/20	$13,200	$12,008	$11,443	$13,248
2/29/20	$12,736	$12,155	$11,542	$13,308
3/31/20	$11,243	$11,965	$11,331	$13,304
4/30/20	$11,848	$12,159	$11,561	$13,257
5/31/20	$12,243	$12,194	$11,633	$13,300
6/30/20	$12,593	$12,254	$11,757	$13,416
7/31/20	$13,005	$12,388	$11,925	$13,536
8/31/20	$13,105	$12,299	$12,094	$13,640
9/30/20	$12,894	$12,343	$12,051	$13,730
10/31/20	$12,728	$12,344	$12,002	$13,802
11/30/20	$13,872	$12,415	$12,094	$13,888
12/31/20	$14,445	$12,453	$12,244	$14,002
1/31/21	$14,688	$12,386	$12,320	$14,090
2/28/21	$15,059	$12,193	$12,231	$14,195
3/31/21	$15,307	$12,145	$12,251	$14,318
4/30/21	$15,715	$12,177	$12,407	$14,469
5/31/21	$16,111	$12,204	$12,523	$14,620
6/30/21	$16,354	$12,264	$12,533	$14,800
7/31/21	$16,422	$12,416	$12,821	$14,927
8/31/21	$16,531	$12,391	$12,797	$15,029
9/30/21	$16,245	$12,274	$12,744	$15,153
10/31/21	$16,514	$12,242	$12,847	$15,351
11/30/21	$16,146	$12,330	$12,878	$15,535
12/31/21	$16,741	$12,280	$12,940	$15,705
1/31/22	$16,470	$12,087	$12,783	$15,862
2/28/22	$16,214	$11,926	$12,907	$16,033
3/31/22	$16,346	$11,669	$12,714	$16,257
4/30/22	$15,751	$11,355	$12,595	$16,384
5/31/22	$15,736	$11,340	$12,590	$16,598
6/30/22	$14,657	$11,168	$12,279	$16,872
7/31/22	$15,236	$11,452	$12,721	$16,934
8/31/22	$14,914	$11,153	$12,418	$17,015
9/30/22	$13,729	$10,795	$11,796	$17,154
10/31/22	$14,182	$10,758	$11,925	$17,309
11/30/22	$14,958	$11,032	$12,071	$17,420
12/31/22	$14,712	$10,902	$11,990	$17,497
1/31/23	$15,478	$11,153	$12,150	$17,660
2/28/23	$15,012	$10,975	$12,006	$17,790
3/31/23	$15,152	$11,219	$12,342	$17,872
4/30/23	$15,253	$11,276	$12,366	$18,013
5/31/23	$14,866	$11,232	$12,226	$18,113
6/30/23	$15,244	$11,225	$12,167	$18,232
7/31/23	$15,581	$11,229	$12,222	$18,336
8/31/23	$15,261	$11,215	$12,168	$18,498
9/30/23	$14,874	$11,021	$12,044	$18,645
10/31/23	$14,536	$10,943	$12,030	$18,737
11/30/23	$15,229	$11,319	$12,259	$18,838
12/31/23	$15,863	$11,681	$12,513	$18,953
1/31/24	$15,812	$11,658	$12,559	$19,092
2/29/24	$15,863	$11,578	$12,446	$19,243
3/31/24	$16,136	$11,683	$12,546	$19,385
4/30/24	$15,736	$11,495	$12,417	$19,518
5/31/24	$16,084	$11,596	$12,590	$19,605
6/30/24	$16,119	$11,697	$12,686	$19,685
7/31/24	$16,507	$11,923	$12,874	$19,792
8/31/24	$16,702	$12,053	$12,963	$19,906
9/30/24	$17,018	$12,193	$13,130	$20,031
10/31/24	$16,480	$12,028	$12,956	$20,155
11/30/24	$16,857	$12,171	$13,015	$20,291
12/31/24	$16,392	$12,078	$12,900	$20,445
1/31/25	$16,678	$12,125	$13,056	$20,620
2/28/25	$16,947	$12,271	$13,281	$20,746
3/31/25	$16,914	$12,219	$13,417	$20,821
4/30/25	$16,878	$12,340	$13,498	$20,950
5/31/25	$17,078	$12,299	$13,444	$21,052
6/30/25	$17,443	$12,417	$13,555	$21,196
7/31/25	$17,406	$12,407	$13,592	$21,322
8/31/25	$17,937	$12,475	$13,824	$21,486
9/30/25	$18,199	$12,567	$13,821	$21,638
10/31/25	$18,347	$12,666	$13,843	$21,772
11/30/25	$18,606	$12,692	$13,890	$21,856
12/31/25	$18,683	$12,665	$13,864	$22,009

The table below shows the average annual total returns of the Portfolio, a regulatory index, and one or more supplemental index(es) for certain periods ended December 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Class M	13.98%	5.28%	6.45%
Bloomberg Global Aggregate (USD Hedged) Index	4.86%	0.34%	2.39%
Bloomberg U.S. TIPS: 1-10 Year Index	7.47%	2.52%	3.32%
Consumer Price Index + 500 Basis Points	7.65%	9.47%	8.21%

All Portfolio returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index. For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$199,030
# of Portfolio Holdings	27
Portfolio Turnover Rate	48%
Total Net Advisory Fees Paid During the Reporting Period	$159
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Affiliated Investments	100.1%
Other Assets and Liabilities, Net	(0.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Top Holdings (% of Net Asset Value)Footnote Reference**

PIMCO All Asset: Multi-Real Fund	19.5%
PIMCO All Asset: Multi-RAE PLUS Fund	18.9%
PIMCO Emerging Markets Local Currency and Bond Fund	7.7%
PIMCO Total Return Fund	7.7%
PIMCO Low Duration Fund	5.4%
PIMCO Emerging Markets Currency and Short-Term Investments Fund	4.1%
PIMCO TRENDS Managed Futures Strategy Fund	4.1%
PIMCO High Yield Fund	3.3%
PIMCO RAE Fundamental Advantage PLUS Fund	3.2%
PIMCO RAE Worldwide Long/Short PLUS Fund	3.2%
Footnote	Description
Footnote**	Short-Term Instruments/Foreign Currency Contracts are not included in Top Holdings table.

Material Portfolio Changes

This is a summary of certain changes and planned changes of the Portfolio since the beginning of the reporting period. For more information, you may refer to the Portfolio's next prospectus, which we expect to be available by April 30, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Portfolio Operating Expenses. Annual portfolio operating expenses decreased during the year by 0.14% as a result of the Portfolio's exposure to fees and expenses related to the Portfolio's investment in underlying funds.

Additional Information

For additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/pvit or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: www.pimco.com/tax.

Class M

PIMCO All Asset Portfolio

Annual Shareholder Report |

December 31, 2025

PVIT1855TSRAR_123125

Administrative Class

PIMCO Balanced Allocation Portfolio

Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about the PIMCO Balanced Allocation Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$86	0.80%

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Long exposure to U.S. equities contributed to absolute performance, as U.S. equities had positive returns.

  Long exposure to eurozone equities contributed to absolute performance, as eurozone equities had positive returns.

  Long exposure to Japanese equities contributed to absolute performance, as Japanese equities had positive returns.

  U.S. interest rate strategies overall, including duration, curve positioning, and instrument selection, contributed to absolute performance due to long exposure to duration at the intermediate portion of the curve, as U.S. Treasury yields fell.

  Long exposure to the euro ("EUR") contributed to absolute performance, as the EUR appreciated against the U.S. dollar.

  There were no material detractors for this Portfolio.

Portfolio Performance

In addition to the Portfolio's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Portfolio's regulatory index is the MSCI World Index. The Portfolio's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended December 31, 2025 or the life of the Portfolio, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Administrative Class	MSCI World Index	Bloomberg U.S. Aggregate Index	35% S&P 500 Index / 25% MSCI EAFE Index / 40% Bloomberg U.S. Aggregate Index
12/31/15	$10,000	$10,000	$10,000	$10,000
1/31/16	$9,502	$9,402	$10,138	$9,701
2/29/16	$9,307	$9,332	$10,210	$9,679
3/31/16	$9,794	$9,965	$10,303	$10,102
4/30/16	$9,946	$10,123	$10,343	$10,204
5/31/16	$9,989	$10,180	$10,345	$10,246
6/30/16	$9,913	$10,066	$10,531	$10,243
7/31/16	$10,251	$10,491	$10,598	$10,531
8/31/16	$10,272	$10,499	$10,586	$10,533
9/30/16	$10,305	$10,555	$10,580	$10,564
10/31/16	$10,163	$10,351	$10,499	$10,410
11/30/16	$10,142	$10,500	$10,250	$10,395
12/31/16	$10,294	$10,751	$10,265	$10,561
1/31/17	$10,447	$11,011	$10,285	$10,716
2/28/17	$10,654	$11,316	$10,354	$10,932
3/31/17	$10,733	$11,437	$10,349	$11,010
4/30/17	$10,875	$11,606	$10,428	$11,153
5/31/17	$11,049	$11,851	$10,509	$11,345
6/30/17	$11,071	$11,897	$10,498	$11,360
7/31/17	$11,246	$12,182	$10,543	$11,543
8/31/17	$11,290	$12,199	$10,638	$11,596
9/30/17	$11,421	$12,473	$10,587	$11,730
10/31/17	$11,553	$12,708	$10,593	$11,873
11/30/17	$11,684	$12,984	$10,580	$12,025
12/31/17	$11,784	$13,159	$10,628	$12,143
1/31/18	$12,103	$13,854	$10,506	$12,482
2/28/18	$11,751	$13,280	$10,406	$12,133
3/31/18	$11,649	$12,991	$10,473	$12,001
4/30/18	$11,660	$13,140	$10,395	$12,050
5/31/18	$11,726	$13,222	$10,469	$12,119
6/30/18	$11,706	$13,216	$10,456	$12,102
7/31/18	$11,938	$13,629	$10,459	$12,335
8/31/18	$12,027	$13,797	$10,526	$12,448
9/30/18	$12,041	$13,874	$10,458	$12,468
10/31/18	$11,465	$12,856	$10,376	$11,882
11/30/18	$11,576	$13,002	$10,438	$11,991
12/31/18	$11,126	$12,013	$10,630	$11,555
1/31/19	$11,686	$12,948	$10,742	$12,118
2/28/19	$11,890	$13,337	$10,736	$12,329
3/31/19	$12,070	$13,512	$10,942	$12,527
4/30/19	$12,338	$13,991	$10,945	$12,793
5/31/19	$11,980	$13,184	$11,139	$12,446
6/30/19	$12,488	$14,053	$11,279	$13,000
7/31/19	$12,513	$14,122	$11,304	$13,036
8/31/19	$12,462	$13,833	$11,597	$13,014
9/30/19	$12,616	$14,128	$11,535	$13,165
10/31/19	$12,823	$14,487	$11,570	$13,399
11/30/19	$13,017	$14,891	$11,564	$13,604
12/31/19	$13,240	$15,337	$11,556	$13,855
1/31/20	$13,253	$15,244	$11,778	$13,887
2/29/20	$12,668	$13,955	$11,990	$13,273
3/31/20	$11,545	$12,108	$11,920	$12,225
4/30/20	$12,316	$13,431	$12,132	$13,058
5/31/20	$12,721	$14,080	$12,188	$13,442
6/30/20	$12,975	$14,452	$12,265	$13,684
7/31/20	$13,359	$15,144	$12,448	$14,115
8/31/20	$13,842	$16,156	$12,348	$14,606
9/30/20	$13,580	$15,598	$12,341	$14,314
10/31/20	$13,295	$15,120	$12,286	$14,012
11/30/20	$14,334	$17,053	$12,406	$15,147
12/31/20	$14,713	$17,776	$12,424	$15,536
1/31/21	$14,585	$17,599	$12,334	$15,395
2/28/21	$14,727	$18,050	$12,156	$15,541
3/31/21	$14,961	$18,651	$12,005	$15,791
4/30/21	$15,388	$19,519	$12,099	$16,254
5/31/21	$15,574	$19,800	$12,139	$16,448
6/30/21	$15,693	$20,095	$12,224	$16,582
7/31/21	$15,912	$20,455	$12,361	$16,825
8/31/21	$16,131	$20,964	$12,337	$17,066
9/30/21	$15,664	$20,094	$12,231	$16,605
10/31/21	$16,134	$21,232	$12,227	$17,113
11/30/21	$15,930	$20,767	$12,263	$16,892
12/31/21	$16,325	$21,654	$12,232	$17,356
1/31/22	$15,730	$20,508	$11,968	$16,682
2/28/22	$15,339	$19,990	$11,835	$16,359
3/31/22	$15,374	$20,538	$11,506	$16,417
4/30/22	$14,386	$18,832	$11,069	$15,401
5/31/22	$14,480	$18,846	$11,141	$15,479
6/30/22	$13,625	$17,214	$10,966	$14,576
7/31/22	$14,373	$18,581	$11,234	$15,370
8/31/22	$13,764	$17,804	$10,917	$14,795
9/30/22	$12,742	$16,149	$10,445	$13,716
10/31/22	$13,230	$17,308	$10,310	$14,218
11/30/22	$14,084	$18,512	$10,689	$15,106
12/31/22	$13,693	$17,726	$10,641	$14,777
1/31/23	$14,482	$18,980	$10,968	$15,583
2/28/23	$14,114	$18,524	$10,684	$15,207
3/31/23	$14,490	$19,096	$10,956	$15,651
4/30/23	$14,684	$19,431	$11,022	$15,885
5/31/23	$14,508	$19,237	$10,902	$15,672
6/30/23	$14,984	$20,400	$10,863	$16,191
7/31/23	$15,250	$21,085	$10,856	$16,499
8/31/23	$14,966	$20,582	$10,786	$16,207
9/30/23	$14,418	$19,694	$10,512	$15,633
10/31/23	$14,079	$19,123	$10,346	$15,261
11/30/23	$15,079	$20,915	$10,815	$16,380
12/31/23	$15,759	$21,942	$11,229	$17,108
1/31/24	$15,813	$22,205	$11,198	$17,215
2/29/24	$16,120	$23,147	$11,040	$17,518
3/31/24	$16,502	$23,891	$11,142	$17,924
4/30/24	$15,936	$23,003	$10,860	$17,372
5/31/24	$16,520	$24,030	$11,044	$17,960
6/30/24	$16,710	$24,519	$11,149	$18,181
7/31/24	$17,043	$24,952	$11,409	$18,561
8/31/24	$17,413	$25,611	$11,573	$18,976
9/30/24	$17,653	$26,080	$11,728	$19,264
10/31/24	$17,168	$25,563	$11,437	$18,750
11/30/24	$17,597	$26,736	$11,558	$19,188
12/31/24	$17,170	$26,039	$11,369	$18,793
1/31/25	$17,566	$26,958	$11,430	$19,263
2/28/25	$17,792	$26,764	$11,681	$19,438
3/31/25	$17,405	$25,572	$11,685	$19,038
4/30/25	$17,519	$25,800	$11,731	$19,240
5/31/25	$18,052	$27,327	$11,647	$19,829
6/30/25	$18,603	$28,506	$11,826	$20,413
7/31/25	$18,623	$28,873	$11,795	$20,481
8/31/25	$19,065	$29,626	$11,936	$20,942
9/30/25	$19,455	$30,578	$12,067	$21,401
10/31/25	$19,766	$31,191	$12,142	$21,693
11/30/25	$19,844	$31,279	$12,217	$21,799
12/31/25	$19,954	$31,532	$12,199	$21,954

The table below shows the average annual total returns of the Portfolio, a regulatory index, and one or more supplemental index(es) for certain periods ended December 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Administrative Class	16.22%	6.28%	7.15%
MSCI World Index	21.09%	12.15%	12.17%
Bloomberg U.S. Aggregate Index	7.30%	(0.36%)	2.01%
35% S&P 500 Index / 25% MSCI EAFE Index / 40% Bloomberg U.S. Aggregate Index	16.82%	7.16%	8.18%

All Portfolio returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index. For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$142,946
# of Portfolio Holdings	115
Portfolio Turnover Rate	263%
Total Net Advisory Fees Paid During the Reporting Period	$884
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Treasury Obligations	12.3%
U.S. Government Agencies	7.1%
Corporate Bonds & Notes	4.1%
Asset-Backed Securities	1.5%
Non-Agency Mortgage-Backed Securities	0.3%
Sovereign Issues	0.3%
Short-Term Instruments	42.4%
Affiliated Investments	33.2%
Financial Derivative Instruments	(0.4%)
Other Assets and Liabilities, Net	(0.8%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/pvit or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: www.pimco.com/tax.

Administrative Class

PIMCO Balanced Allocation Portfolio

Annual Shareholder Report |

December 31, 2025

PVIT2055TSRAR_123125

Administrative Class

PIMCO CommodityRealReturn® Strategy Portfolio

Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about the PIMCO CommodityRealReturn® Strategy Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$349	3.19%

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Short-term Treasury Inflation-Protected Securities ("TIPS”) collateral contributed to relative performance, as short-term TIPS outperformed 3-month Treasury-Bills.

  A eurozone yield curve steepening position contributed to relative performance, as the eurozone yield curve steepened.

  A U.S. yield curve steepening position and short exposure to swap spreads contributed to relative performance, as the U.S. yield curve steepened and swap spreads widened.

  Exposure to U.S. agency mortgage-backed securities (“MBS”) contributed to relative performance, as agency MBS spreads tightened.

  Overweight exposure to the precious metals sector from January to September 2025 contributed to relative performance, as the sector posted positive returns.

  Exposure to California Carbon Allowances ("CCAs") detracted from relative performance, as CCAs posted negative returns.

  Overweight exposure to U.S. breakeven inflation rates detracted from relative performance, as U.S. breakeven inflation rates fell.

  There were no other material detractors for this Portfolio.

Portfolio Performance

In addition to the Portfolio's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Portfolio's regulatory index is the S&P 500 Index. The Portfolio's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended December 31, 2025 or the life of the Portfolio, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Administrative Class	S&P 500 Index	Bloomberg Commodity Index Total Return
12/31/15	$10,000	$10,000	$10,000
1/31/16	$9,841	$9,504	$9,832
2/29/16	$9,653	$9,491	$9,672
3/31/16	$10,200	$10,135	$10,042
4/30/16	$11,099	$10,174	$10,896
5/31/16	$11,041	$10,357	$10,876
6/30/16	$11,597	$10,384	$11,325
7/31/16	$11,016	$10,766	$10,746
8/31/16	$10,798	$10,782	$10,557
9/30/16	$11,237	$10,784	$10,887
10/31/16	$11,178	$10,587	$10,834
11/30/16	$11,295	$10,979	$10,979
12/31/16	$11,516	$11,196	$11,177
1/31/17	$11,589	$11,408	$11,192
2/28/17	$11,618	$11,861	$11,215
3/31/17	$11,306	$11,875	$10,917
4/30/17	$11,139	$11,997	$10,752
5/31/17	$10,956	$12,166	$10,610
6/30/17	$10,868	$12,242	$10,589
7/31/17	$11,153	$12,494	$10,829
8/31/17	$11,232	$12,532	$10,872
9/30/17	$11,205	$12,790	$10,856
10/31/17	$11,484	$13,089	$11,089
11/30/17	$11,402	$13,490	$11,038
12/31/17	$11,763	$13,640	$11,367
1/31/18	$11,977	$14,421	$11,593
2/28/18	$11,731	$13,890	$11,392
3/31/18	$11,711	$13,537	$11,322
4/30/18	$11,975	$13,589	$11,614
5/31/18	$12,141	$13,916	$11,779
6/30/18	$11,735	$14,002	$11,367
7/31/18	$11,451	$14,523	$11,124
8/31/18	$11,268	$14,996	$10,927
9/30/18	$11,466	$15,081	$11,137
10/31/18	$11,065	$14,050	$10,897
11/30/18	$10,847	$14,337	$10,835
12/31/18	$10,101	$13,042	$10,089
1/31/19	$10,772	$14,087	$10,638
2/28/19	$10,957	$14,540	$10,746
3/31/19	$11,004	$14,822	$10,727
4/30/19	$11,021	$15,422	$10,682
5/31/19	$10,615	$14,442	$10,322
6/30/19	$10,937	$15,460	$10,599
7/31/19	$10,868	$15,682	$10,528
8/31/19	$10,591	$15,434	$10,284
9/30/19	$10,656	$15,723	$10,405
10/31/19	$10,900	$16,063	$10,615
11/30/19	$10,621	$16,646	$10,343
12/31/19	$11,256	$17,149	$10,865
1/31/20	$10,448	$17,142	$10,065
2/29/20	$9,904	$15,731	$9,558
3/31/20	$8,208	$13,788	$8,334
4/30/20	$8,280	$15,555	$8,206
5/31/20	$8,784	$16,296	$8,562
6/30/20	$9,095	$16,620	$8,757
7/31/20	$9,735	$17,558	$9,257
8/31/20	$10,526	$18,820	$9,883
9/30/20	$10,131	$18,105	$9,552
10/31/20	$10,244	$17,623	$9,686
11/30/20	$10,714	$19,552	$10,027
12/31/20	$11,408	$20,304	$10,525
1/31/21	$11,804	$20,099	$10,802
2/28/21	$12,577	$20,653	$11,501
3/31/21	$12,389	$21,558	$11,254
4/30/21	$13,505	$22,708	$12,187
5/31/21	$14,016	$22,867	$12,519
6/30/21	$14,240	$23,401	$12,751
7/31/21	$14,659	$23,956	$12,985
8/31/21	$14,621	$24,685	$12,947
9/30/21	$15,286	$23,537	$13,591
10/31/21	$15,716	$25,186	$13,942
11/30/21	$14,563	$25,011	$12,923
12/31/21	$15,211	$26,132	$13,379
1/31/22	$16,351	$24,780	$14,553
2/28/22	$17,530	$24,038	$15,460
3/31/22	$18,911	$24,931	$16,797
4/30/22	$19,681	$22,757	$17,492
5/31/22	$20,044	$22,798	$17,759
6/30/22	$17,505	$20,916	$15,845
7/31/22	$18,605	$22,845	$16,521
8/31/22	$18,193	$21,913	$16,535
9/30/22	$16,023	$19,895	$15,195
10/31/22	$16,540	$21,506	$15,497
11/30/22	$16,987	$22,708	$15,922
12/31/22	$16,522	$21,399	$15,532
1/31/23	$16,522	$22,744	$15,456
2/28/23	$15,659	$22,189	$14,729
3/31/23	$15,809	$23,004	$14,699
4/30/23	$15,679	$23,363	$14,589
5/31/23	$14,587	$23,464	$13,766
6/30/23	$15,078	$25,015	$14,322
7/31/23	$16,097	$25,818	$15,219
8/31/23	$15,927	$25,407	$15,102
9/30/23	$15,729	$24,196	$14,997
10/31/23	$15,729	$23,687	$15,037
11/30/23	$15,531	$25,850	$14,698
12/31/23	$15,224	$27,025	$14,303
1/31/24	$15,338	$27,479	$14,360
2/29/24	$15,025	$28,946	$14,149
3/31/24	$15,572	$29,878	$14,617
4/30/24	$15,828	$28,657	$15,010
5/31/24	$16,170	$30,078	$15,273
6/30/24	$15,943	$31,157	$15,038
7/31/24	$15,426	$31,537	$14,432
8/31/24	$15,426	$32,302	$14,439
9/30/24	$16,224	$32,992	$15,140
10/31/24	$15,761	$32,692	$14,860
11/30/24	$15,819	$34,611	$14,920
12/31/24	$15,857	$33,786	$15,072
1/31/25	$16,527	$34,727	$15,668
2/28/25	$16,789	$34,274	$15,790
3/31/25	$17,551	$32,343	$16,411
4/30/25	$16,734	$32,124	$15,622
5/31/25	$16,501	$34,146	$15,532
6/30/25	$16,997	$35,882	$15,906
7/31/25	$16,968	$36,687	$15,833
8/31/25	$17,588	$37,431	$16,139
9/30/25	$17,935	$38,797	$16,486
10/31/25	$18,442	$39,706	$16,963
11/30/25	$18,919	$39,803	$17,506
12/31/25	$18,838	$39,827	$17,450

The table below shows the average annual total returns of the Portfolio, a regulatory index, and one or more supplemental index(es) for certain periods ended December 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Administrative Class	18.79%	10.55%	6.54%
S&P 500 Index	17.88%	14.42%	14.82%
Bloomberg Commodity Index Total Return	15.77%	10.64%	5.73%

All Portfolio returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index. For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$419,719
# of Portfolio Holdings	692
Portfolio Turnover Rate	178%
Total Net Advisory Fees Paid During the Reporting Period	$1,944
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Treasury Obligations	106.9%
U.S. Government Agencies	16.5%
Asset-Backed Securities	6.8%
Sovereign Issues	6.6%
Non-Agency Mortgage-Backed Securities	1.5%
Corporate Bonds & Notes	0.5%
Other Investments	0.1%Footnote Reference^
Short-Term Instruments	32.6%
Affiliated Investments	0.0%Footnote Reference^
Financial Derivative Instruments	0.5%
Other Assets and Liabilities, Net	(72.0%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Portfolio Changes

This is a summary of certain changes and planned changes of the Portfolio since the beginning of the reporting period. For more information, you may refer to the Portfolio's next prospectus, which we expect to be available by April 30, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Portfolio Operating Expenses. Annual portfolio operating expenses increased during the year by 0.91% as a result of higher expenses related to interest.

Additional Information

For additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/pvit or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: www.pimco.com/tax.

Administrative Class

PIMCO CommodityRealReturn® Strategy Portfolio

Annual Shareholder Report |

December 31, 2025

PVIT1850TSRAR_123125

Advisor Class

PIMCO CommodityRealReturn® Strategy Portfolio

Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about the PIMCO CommodityRealReturn® Strategy Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$360	3.29%

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Short-term Treasury Inflation-Protected Securities ("TIPS”) collateral contributed to relative performance, as short-term TIPS outperformed 3-month Treasury-Bills.

  A eurozone yield curve steepening position contributed to relative performance, as the eurozone yield curve steepened.

  A U.S. yield curve steepening position and short exposure to swap spreads contributed to relative performance, as the U.S. yield curve steepened and swap spreads widened.

  Exposure to U.S. agency mortgage-backed securities (“MBS”) contributed to relative performance, as agency MBS spreads tightened.

  Overweight exposure to the precious metals sector from January to September 2025 contributed to relative performance, as the sector posted positive returns.

  Exposure to California Carbon Allowances ("CCAs") detracted from relative performance, as CCAs posted negative returns.

  Overweight exposure to U.S. breakeven inflation rates detracted from relative performance, as U.S. breakeven inflation rates fell.

  There were no other material detractors for this Portfolio.

Portfolio Performance

In addition to the Portfolio's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Portfolio's regulatory index is the S&P 500 Index. The Portfolio's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended December 31, 2025 or the life of the Portfolio, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Advisor Class	S&P 500 Index	Bloomberg Commodity Index Total Return
12/31/15	$10,000	$10,000	$10,000
1/31/16	$9,843	$9,504	$9,832
2/29/16	$9,642	$9,491	$9,672
3/31/16	$10,196	$10,135	$10,042
4/30/16	$11,085	$10,174	$10,896
5/31/16	$11,027	$10,357	$10,876
6/30/16	$11,589	$10,384	$11,325
7/31/16	$11,000	$10,766	$10,746
8/31/16	$10,785	$10,782	$10,557
9/30/16	$11,215	$10,784	$10,887
10/31/16	$11,158	$10,587	$10,834
11/30/16	$11,273	$10,979	$10,979
12/31/16	$11,487	$11,196	$11,177
1/31/17	$11,574	$11,408	$11,192
2/28/17	$11,588	$11,861	$11,215
3/31/17	$11,293	$11,875	$10,917
4/30/17	$11,113	$11,997	$10,752
5/31/17	$10,933	$12,166	$10,610
6/30/17	$10,843	$12,242	$10,589
7/31/17	$11,139	$12,494	$10,829
8/31/17	$11,201	$12,532	$10,872
9/30/17	$11,172	$12,790	$10,856
10/31/17	$11,447	$13,089	$11,089
11/30/17	$11,382	$13,490	$11,038
12/31/17	$11,722	$13,640	$11,367
1/31/18	$11,949	$14,421	$11,593
2/28/18	$11,690	$13,890	$11,392
3/31/18	$11,668	$13,537	$11,322
4/30/18	$11,945	$13,589	$11,614
5/31/18	$12,108	$13,916	$11,779
6/30/18	$11,689	$14,002	$11,367
7/31/18	$11,410	$14,523	$11,124
8/31/18	$11,229	$14,996	$10,927
9/30/18	$11,421	$15,081	$11,137
10/31/18	$11,026	$14,050	$10,897
11/30/18	$10,812	$14,337	$10,835
12/31/18	$10,058	$13,042	$10,089
1/31/19	$10,735	$14,087	$10,638
2/28/19	$10,916	$14,540	$10,746
3/31/19	$10,961	$14,822	$10,727
4/30/19	$10,978	$15,422	$10,682
5/31/19	$10,562	$14,442	$10,322
6/30/19	$10,892	$15,460	$10,599
7/31/19	$10,807	$15,682	$10,528
8/31/19	$10,535	$15,434	$10,284
9/30/19	$10,613	$15,723	$10,405
10/31/19	$10,836	$16,063	$10,615
11/30/19	$10,562	$16,646	$10,343
12/31/19	$11,199	$17,149	$10,865
1/31/20	$10,388	$17,142	$10,065
2/29/20	$9,853	$15,731	$9,558
3/31/20	$8,168	$13,788	$8,334
4/30/20	$8,239	$15,555	$8,206
5/31/20	$8,734	$16,296	$8,562
6/30/20	$9,054	$16,620	$8,757
7/31/20	$9,683	$17,558	$9,257
8/31/20	$10,459	$18,820	$9,883
9/30/20	$10,071	$18,105	$9,552
10/31/20	$10,182	$17,623	$9,686
11/30/20	$10,643	$19,552	$10,027
12/31/20	$11,337	$20,304	$10,525
1/31/21	$11,725	$20,099	$10,802
2/28/21	$12,502	$20,653	$11,501
3/31/21	$12,298	$21,558	$11,254
4/30/21	$13,429	$22,708	$12,187
5/31/21	$13,930	$22,867	$12,519
6/30/21	$14,146	$23,401	$12,751
7/31/21	$14,576	$23,956	$12,985
8/31/21	$14,520	$24,685	$12,947
9/30/21	$15,187	$23,537	$13,591
10/31/21	$15,608	$25,186	$13,942
11/30/21	$14,459	$25,011	$12,923
12/31/21	$15,091	$26,132	$13,379
1/31/22	$16,245	$24,780	$14,553
2/28/22	$17,400	$24,038	$15,460
3/31/22	$18,790	$24,931	$16,797
4/30/22	$19,521	$22,757	$17,492
5/31/22	$19,897	$22,798	$17,759
6/30/22	$17,368	$20,916	$15,845
7/31/22	$18,465	$22,845	$16,521
8/31/22	$18,062	$21,913	$16,535
9/30/22	$15,916	$19,895	$15,195
10/31/22	$16,421	$21,506	$15,497
11/30/22	$16,858	$22,708	$15,922
12/31/22	$16,398	$21,399	$15,532
1/31/23	$16,398	$22,744	$15,456
2/28/23	$15,509	$22,189	$14,729
3/31/23	$15,678	$23,004	$14,699
4/30/23	$15,551	$23,363	$14,589
5/31/23	$14,462	$23,464	$13,766
6/30/23	$14,964	$25,015	$14,322
7/31/23	$15,982	$25,818	$15,219
8/31/23	$15,789	$25,407	$15,102
9/30/23	$15,597	$24,196	$14,997
10/31/23	$15,569	$23,687	$15,037
11/30/23	$15,404	$25,850	$14,698
12/31/23	$15,097	$27,025	$14,303
1/31/24	$15,208	$27,479	$14,360
2/29/24	$14,876	$28,946	$14,149
3/31/24	$15,432	$29,878	$14,617
4/30/24	$15,681	$28,657	$15,010
5/31/24	$16,013	$30,078	$15,273
6/30/24	$15,788	$31,157	$15,038
7/31/24	$15,286	$31,537	$14,432
8/31/24	$15,258	$32,302	$14,439
9/30/24	$16,057	$32,992	$15,140
10/31/24	$15,607	$32,692	$14,860
11/30/24	$15,663	$34,611	$14,920
12/31/24	$15,696	$33,786	$15,072
1/31/25	$16,374	$34,727	$15,668
2/28/25	$16,628	$34,274	$15,790
3/31/25	$17,364	$32,343	$16,411
4/30/25	$16,544	$32,124	$15,622
5/31/25	$16,346	$34,146	$15,532
6/30/25	$16,794	$35,882	$15,906
7/31/25	$16,794	$36,687	$15,833
8/31/25	$17,396	$37,431	$16,139
9/30/25	$17,755	$38,797	$16,486
10/31/25	$18,247	$39,706	$16,963
11/30/25	$18,710	$39,803	$17,506
12/31/25	$18,654	$39,827	$17,450

The table below shows the average annual total returns of the Portfolio, a regulatory index, and one or more supplemental index(es) for certain periods ended December 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Advisor Class	18.85%	10.47%	6.43%
S&P 500 Index	17.88%	14.42%	14.82%
Bloomberg Commodity Index Total Return	15.77%	10.64%	5.73%

All Portfolio returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index. For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$419,719
# of Portfolio Holdings	692
Portfolio Turnover Rate	178%
Total Net Advisory Fees Paid During the Reporting Period	$1,944
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Treasury Obligations	106.9%
U.S. Government Agencies	16.5%
Asset-Backed Securities	6.8%
Sovereign Issues	6.6%
Non-Agency Mortgage-Backed Securities	1.5%
Corporate Bonds & Notes	0.5%
Other Investments	0.1%Footnote Reference^
Short-Term Instruments	32.6%
Affiliated Investments	0.0%Footnote Reference^
Financial Derivative Instruments	0.5%
Other Assets and Liabilities, Net	(72.0%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Portfolio Changes

This is a summary of certain changes and planned changes of the Portfolio since the beginning of the reporting period. For more information, you may refer to the Portfolio's next prospectus, which we expect to be available by April 30, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Portfolio Operating Expenses. Annual portfolio operating expenses increased during the year by 0.91% as a result of higher expenses related to interest.

Additional Information

For additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/pvit or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: www.pimco.com/tax.

Advisor Class

PIMCO CommodityRealReturn® Strategy Portfolio

Annual Shareholder Report |

December 31, 2025

PVIT1838TSRAR_123125

Institutional Class

PIMCO CommodityRealReturn® Strategy Portfolio

Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about the PIMCO CommodityRealReturn® Strategy Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$333	3.04%

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Short-term Treasury Inflation-Protected Securities ("TIPS”) collateral contributed to relative performance, as short-term TIPS outperformed 3-month Treasury-Bills.

  A eurozone yield curve steepening position contributed to relative performance, as the eurozone yield curve steepened.

  A U.S. yield curve steepening position and short exposure to swap spreads contributed to relative performance, as the U.S. yield curve steepened and swap spreads widened.

  Exposure to U.S. agency mortgage-backed securities (“MBS”) contributed to relative performance, as agency MBS spreads tightened.

  Overweight exposure to the precious metals sector from January to September 2025 contributed to relative performance, as the sector posted positive returns.

  Exposure to California Carbon Allowances ("CCAs") detracted from relative performance, as CCAs posted negative returns.

  Overweight exposure to U.S. breakeven inflation rates detracted from relative performance, as U.S. breakeven inflation rates fell.

  There were no other material detractors for this Portfolio.

Portfolio Performance

In addition to the Portfolio's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Portfolio's regulatory index is the S&P 500 Index. The Portfolio's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended December 31, 2025 or the life of the Portfolio, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Institutional Class	S&P 500 Index	Bloomberg Commodity Index Total Return
12/31/15	$10,000	$10,000	$10,000
1/31/16	$9,840	$9,504	$9,832
2/29/16	$9,652	$9,491	$9,672
3/31/16	$10,203	$10,135	$10,042
4/30/16	$11,105	$10,174	$10,896
5/31/16	$11,032	$10,357	$10,876
6/30/16	$11,609	$10,384	$11,325
7/31/16	$11,026	$10,766	$10,746
8/31/16	$10,807	$10,782	$10,557
9/30/16	$11,237	$10,784	$10,887
10/31/16	$11,193	$10,587	$10,834
11/30/16	$11,296	$10,979	$10,979
12/31/16	$11,522	$11,196	$11,177
1/31/17	$11,610	$11,408	$11,192
2/28/17	$11,640	$11,861	$11,215
3/31/17	$11,329	$11,875	$10,917
4/30/17	$11,161	$11,997	$10,752
5/31/17	$10,978	$12,166	$10,610
6/30/17	$10,878	$12,242	$10,589
7/31/17	$11,180	$12,494	$10,829
8/31/17	$11,259	$12,532	$10,872
9/30/17	$11,237	$12,790	$10,856
10/31/17	$11,501	$13,089	$11,089
11/30/17	$11,435	$13,490	$11,038
12/31/17	$11,798	$13,640	$11,367
1/31/18	$12,013	$14,421	$11,593
2/28/18	$11,765	$13,890	$11,392
3/31/18	$11,749	$13,537	$11,322
4/30/18	$12,015	$13,589	$11,614
5/31/18	$12,181	$13,916	$11,779
6/30/18	$11,777	$14,002	$11,367
7/31/18	$11,492	$14,523	$11,124
8/31/18	$11,307	$14,996	$10,927
9/30/18	$11,512	$15,081	$11,137
10/31/18	$11,107	$14,050	$10,897
11/30/18	$10,905	$14,337	$10,835
12/31/18	$10,141	$13,042	$10,089
1/31/19	$10,817	$14,087	$10,638
2/28/19	$11,003	$14,540	$10,746
3/31/19	$11,054	$14,822	$10,727
4/30/19	$11,071	$15,422	$10,682
5/31/19	$10,662	$14,442	$10,322
6/30/19	$10,990	$15,460	$10,599
7/31/19	$10,920	$15,682	$10,528
8/31/19	$10,642	$15,434	$10,284
9/30/19	$10,711	$15,723	$10,405
10/31/19	$10,958	$16,063	$10,615
11/30/19	$10,676	$16,646	$10,343
12/31/19	$11,321	$17,149	$10,865
1/31/20	$10,506	$17,142	$10,065
2/29/20	$9,974	$15,731	$9,558
3/31/20	$8,266	$13,788	$8,334
4/30/20	$8,339	$15,555	$8,206
5/31/20	$8,830	$16,296	$8,562
6/30/20	$9,166	$16,620	$8,757
7/31/20	$9,793	$17,558	$9,257
8/31/20	$10,592	$18,820	$9,883
9/30/20	$10,211	$18,105	$9,552
10/31/20	$10,306	$17,623	$9,686
11/30/20	$10,782	$19,552	$10,027
12/31/20	$11,491	$20,304	$10,525
1/31/21	$11,891	$20,099	$10,802
2/28/21	$12,672	$20,653	$11,501
3/31/21	$12,466	$21,558	$11,254
4/30/21	$13,614	$22,708	$12,187
5/31/21	$14,111	$22,867	$12,519
6/30/21	$14,342	$23,401	$12,751
7/31/21	$14,785	$23,956	$12,985
8/31/21	$14,747	$24,685	$12,947
9/30/21	$15,425	$23,537	$13,591
10/31/21	$15,860	$25,186	$13,942
11/30/21	$14,674	$25,011	$12,923
12/31/21	$15,337	$26,132	$13,379
1/31/22	$16,510	$24,780	$14,553
2/28/22	$17,684	$24,038	$15,460
3/31/22	$19,085	$24,931	$16,797
4/30/22	$19,864	$22,757	$17,492
5/31/22	$20,232	$22,798	$17,759
6/30/22	$17,667	$20,916	$15,845
7/31/22	$18,781	$22,845	$16,521
8/31/22	$18,363	$21,913	$16,535
9/30/22	$16,195	$19,895	$15,195
10/31/22	$16,719	$21,506	$15,497
11/30/22	$17,149	$22,708	$15,922
12/31/22	$16,684	$21,399	$15,532
1/31/23	$16,684	$22,744	$15,456
2/28/23	$15,809	$22,189	$14,729
3/31/23	$15,966	$23,004	$14,699
4/30/23	$15,834	$23,363	$14,589
5/31/23	$14,752	$23,464	$13,766
6/30/23	$15,259	$25,015	$14,322
7/31/23	$16,294	$25,818	$15,219
8/31/23	$16,121	$25,407	$15,102
9/30/23	$15,920	$24,196	$14,997
10/31/23	$15,891	$23,687	$15,037
11/30/23	$15,719	$25,850	$14,698
12/31/23	$15,392	$27,025	$14,303
1/31/24	$15,508	$27,479	$14,360
2/29/24	$15,190	$28,946	$14,149
3/31/24	$15,751	$29,878	$14,617
4/30/24	$16,011	$28,657	$15,010
5/31/24	$16,359	$30,078	$15,273
6/30/24	$16,133	$31,157	$15,038
7/31/24	$15,607	$31,537	$14,432
8/31/24	$15,607	$32,302	$14,439
9/30/24	$16,426	$32,992	$15,140
10/31/24	$15,954	$32,692	$14,860
11/30/24	$16,013	$34,611	$14,920
12/31/24	$16,060	$33,786	$15,072
1/31/25	$16,741	$34,727	$15,668
2/28/25	$17,008	$34,274	$15,790
3/31/25	$17,789	$32,343	$16,411
4/30/25	$16,958	$32,124	$15,622
5/31/25	$16,720	$34,146	$15,532
6/30/25	$17,232	$35,882	$15,906
7/31/25	$17,202	$36,687	$15,833
8/31/25	$17,834	$37,431	$16,139
9/30/25	$18,194	$38,797	$16,486
10/31/25	$18,711	$39,706	$16,963
11/30/25	$19,168	$39,803	$17,506
12/31/25	$19,122	$39,827	$17,450

The table below shows the average annual total returns of the Portfolio, a regulatory index, and one or more supplemental index(es) for certain periods ended December 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	19.07%	10.72%	6.70%
S&P 500 Index	17.88%	14.42%	14.82%
Bloomberg Commodity Index Total Return	15.77%	10.64%	5.73%

All Portfolio returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index. For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$419,719
# of Portfolio Holdings	692
Portfolio Turnover Rate	178%
Total Net Advisory Fees Paid During the Reporting Period	$1,944
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Treasury Obligations	106.9%
U.S. Government Agencies	16.5%
Asset-Backed Securities	6.8%
Sovereign Issues	6.6%
Non-Agency Mortgage-Backed Securities	1.5%
Corporate Bonds & Notes	0.5%
Other Investments	0.1%Footnote Reference^
Short-Term Instruments	32.6%
Affiliated Investments	0.0%Footnote Reference^
Financial Derivative Instruments	0.5%
Other Assets and Liabilities, Net	(72.0%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Portfolio Changes

This is a summary of certain changes and planned changes of the Portfolio since the beginning of the reporting period. For more information, you may refer to the Portfolio's next prospectus, which we expect to be available by April 30, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Portfolio Operating Expenses. Annual portfolio operating expenses increased during the year by 0.91% as a result of higher expenses related to interest.

Additional Information

For additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/pvit or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: www.pimco.com/tax.

Institutional Class

PIMCO CommodityRealReturn® Strategy Portfolio

Annual Shareholder Report |

December 31, 2025

PVIT2050TSRAR_123125

Class M

PIMCO CommodityRealReturn® Strategy Portfolio

Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about the PIMCO CommodityRealReturn® Strategy Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$382	3.49%

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Short-term Treasury Inflation-Protected Securities ("TIPS”) collateral contributed to relative performance, as short-term TIPS outperformed 3-month Treasury-Bills.

  A eurozone yield curve steepening position contributed to relative performance, as the eurozone yield curve steepened.

  A U.S. yield curve steepening position and short exposure to swap spreads contributed to relative performance, as the U.S. yield curve steepened and swap spreads widened.

  Exposure to U.S. agency mortgage-backed securities (“MBS”) contributed to relative performance, as agency MBS spreads tightened.

  Overweight exposure to the precious metals sector from January to September 2025 contributed to relative performance, as the sector posted positive returns.

  Exposure to California Carbon Allowances ("CCAs") detracted from relative performance, as CCAs posted negative returns.

  Overweight exposure to U.S. breakeven inflation rates detracted from relative performance, as U.S. breakeven inflation rates fell.

  There were no other material detractors for this Portfolio.

Portfolio Performance

In addition to the Portfolio's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Portfolio's regulatory index is the S&P 500 Index. The Portfolio's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended December 31, 2025 or the life of the Portfolio, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Class M	S&P 500 Index	Bloomberg Commodity Index Total Return
12/31/15	$10,000	$10,000	$10,000
1/31/16	$9,840	$9,504	$9,832
2/29/16	$9,637	$9,491	$9,672
3/31/16	$10,181	$10,135	$10,042
4/30/16	$11,083	$10,174	$10,896
5/31/16	$11,011	$10,357	$10,876
6/30/16	$11,577	$10,384	$11,325
7/31/16	$10,994	$10,766	$10,746
8/31/16	$10,776	$10,782	$10,557
9/30/16	$11,193	$10,784	$10,887
10/31/16	$11,135	$10,587	$10,834
11/30/16	$11,252	$10,979	$10,979
12/31/16	$11,462	$11,196	$11,177
1/31/17	$11,550	$11,408	$11,192
2/28/17	$11,564	$11,861	$11,215
3/31/17	$11,261	$11,875	$10,917
4/30/17	$11,078	$11,997	$10,752
5/31/17	$10,896	$12,166	$10,610
6/30/17	$10,798	$12,242	$10,589
7/31/17	$11,099	$12,494	$10,829
8/31/17	$11,162	$12,532	$10,872
9/30/17	$11,142	$12,790	$10,856
10/31/17	$11,405	$13,089	$11,089
11/30/17	$11,339	$13,490	$11,038
12/31/17	$11,684	$13,640	$11,367
1/31/18	$11,897	$14,421	$11,593
2/28/18	$11,651	$13,890	$11,392
3/31/18	$11,625	$13,537	$11,322
4/30/18	$11,889	$13,589	$11,614
5/31/18	$12,054	$13,916	$11,779
6/30/18	$11,640	$14,002	$11,367
7/31/18	$11,357	$14,523	$11,124
8/31/18	$11,158	$14,996	$10,927
9/30/18	$11,364	$15,081	$11,137
10/31/18	$10,963	$14,050	$10,897
11/30/18	$10,746	$14,337	$10,835
12/31/18	$10,010	$13,042	$10,089
1/31/19	$10,678	$14,087	$10,638
2/28/19	$10,845	$14,540	$10,746
3/31/19	$10,887	$14,822	$10,727
4/30/19	$10,904	$15,422	$10,682
5/31/19	$10,483	$14,442	$10,322
6/30/19	$10,827	$15,460	$10,599
7/31/19	$10,741	$15,682	$10,528
8/31/19	$10,466	$15,434	$10,284
9/30/19	$10,523	$15,723	$10,405
10/31/19	$10,766	$16,063	$10,615
11/30/19	$10,488	$16,646	$10,343
12/31/19	$11,109	$17,149	$10,865
1/31/20	$10,307	$17,142	$10,065
2/29/20	$9,784	$15,731	$9,558
3/31/20	$8,095	$13,788	$8,334
4/30/20	$8,166	$15,555	$8,206
5/31/20	$8,667	$16,296	$8,562
6/30/20	$8,968	$16,620	$8,757
7/31/20	$9,585	$17,558	$9,257
8/31/20	$10,369	$18,820	$9,883
9/30/20	$9,977	$18,105	$9,552
10/31/20	$10,089	$17,623	$9,686
11/30/20	$10,538	$19,552	$10,027
12/31/20	$11,229	$20,304	$10,525
1/31/21	$11,621	$20,099	$10,802
2/28/21	$12,387	$20,653	$11,501
3/31/21	$12,177	$21,558	$11,254
4/30/21	$13,282	$22,708	$12,187
5/31/21	$13,769	$22,867	$12,519
6/30/21	$14,000	$23,401	$12,751
7/31/21	$14,415	$23,956	$12,985
8/31/21	$14,359	$24,685	$12,947
9/30/21	$15,009	$23,537	$13,591
10/31/21	$15,434	$25,186	$13,942
11/30/21	$14,274	$25,011	$12,923
12/31/21	$14,906	$26,132	$13,379
1/31/22	$16,052	$24,780	$14,553
2/28/22	$17,179	$24,038	$15,460
3/31/22	$18,537	$24,931	$16,797
4/30/22	$19,277	$22,757	$17,492
5/31/22	$19,636	$22,798	$17,759
6/30/22	$17,138	$20,916	$15,845
7/31/22	$18,203	$22,845	$16,521
8/31/22	$17,818	$21,913	$16,535
9/30/22	$15,681	$19,895	$15,195
10/31/22	$16,193	$21,506	$15,497
11/30/22	$16,612	$22,708	$15,922
12/31/22	$16,161	$21,399	$15,532
1/31/23	$16,161	$22,744	$15,456
2/28/23	$15,284	$22,189	$14,729
3/31/23	$15,449	$23,004	$14,699
4/30/23	$15,320	$23,363	$14,589
5/31/23	$14,240	$23,464	$13,766
6/30/23	$14,742	$25,015	$14,322
7/31/23	$15,721	$25,818	$15,219
8/31/23	$15,553	$25,407	$15,102
9/30/23	$15,357	$24,196	$14,997
10/31/23	$15,329	$23,687	$15,037
11/30/23	$15,161	$25,850	$14,698
12/31/23	$14,851	$27,025	$14,303
1/31/24	$14,963	$27,479	$14,360
2/29/24	$14,626	$28,946	$14,149
3/31/24	$15,188	$29,878	$14,617
4/30/24	$15,412	$28,657	$15,010
5/31/24	$15,749	$30,078	$15,273
6/30/24	$15,541	$31,157	$15,038
7/31/24	$15,003	$31,537	$14,432
8/31/24	$15,003	$32,302	$14,439
9/30/24	$15,779	$32,992	$15,140
10/31/24	$15,322	$32,692	$14,860
11/30/24	$15,380	$34,611	$14,920
12/31/24	$15,404	$33,786	$15,072
1/31/25	$16,063	$34,727	$15,668
2/28/25	$16,321	$34,274	$15,790
3/31/25	$17,062	$32,343	$16,411
4/30/25	$16,230	$32,124	$15,622
5/31/25	$16,029	$34,146	$15,532
6/30/25	$16,476	$35,882	$15,906
7/31/25	$16,476	$36,687	$15,833
8/31/25	$17,057	$37,431	$16,139
9/30/25	$17,413	$38,797	$16,486
10/31/25	$17,882	$39,706	$16,963
11/30/25	$18,322	$39,803	$17,506
12/31/25	$18,285	$39,827	$17,450

The table below shows the average annual total returns of the Portfolio, a regulatory index, and one or more supplemental index(es) for certain periods ended December 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Class M	18.70%	10.24%	6.22%
S&P 500 Index	17.88%	14.42%	14.82%
Bloomberg Commodity Index Total Return	15.77%	10.64%	5.73%

All Portfolio returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index. For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$419,719
# of Portfolio Holdings	692
Portfolio Turnover Rate	178%
Total Net Advisory Fees Paid During the Reporting Period	$1,944
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Treasury Obligations	106.9%
U.S. Government Agencies	16.5%
Asset-Backed Securities	6.8%
Sovereign Issues	6.6%
Non-Agency Mortgage-Backed Securities	1.5%
Corporate Bonds & Notes	0.5%
Other Investments	0.1%Footnote Reference^
Short-Term Instruments	32.6%
Affiliated Investments	0.0%Footnote Reference^
Financial Derivative Instruments	0.5%
Other Assets and Liabilities, Net	(72.0%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Portfolio Changes

This is a summary of certain changes and planned changes of the Portfolio since the beginning of the reporting period. For more information, you may refer to the Portfolio's next prospectus, which we expect to be available by April 30, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Portfolio Operating Expenses. Annual portfolio operating expenses increased during the year by 0.91% as a result of higher expenses related to interest.

Additional Information

For additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/pvit or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: www.pimco.com/tax.

Class M

PIMCO CommodityRealReturn® Strategy Portfolio

Annual Shareholder Report |

December 31, 2025

PVIT2105TSRAR_123125

Administrative Class

PIMCO Dynamic Bond Portfolio

Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about the PIMCO Dynamic Bond Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$110	1.06%

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Long exposure to the U.S. cash rate contributed to performance, as the 3-month Secured Overnight Financing Rate remained elevated.

  Long exposure to U.S. duration contributed to performance, as interest rates fell across the front- and intermediate-end of the U.S. sovereign curve.

  Holdings of agency mortgage-backed securities ("MBS") contributed to performance, as agency MBS spreads tightened.

  Long exposure to Australian duration detracted from performance, as interest rates rose across intermediate tenors of the Australian sovereign curve.

  Short exposure to the Swiss franc detracted from performance, as the Swiss franc appreciated versus the U.S. dollar.

  Short exposure to the Taiwan dollar detracted from performance, as the Taiwan dollar appreciated versus the U.S. dollar.

Portfolio Performance

In addition to the Portfolio's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Portfolio's regulatory index is the Bloomberg Global Aggregate (USD Hedged) Index. The Portfolio's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended December 31, 2025 or the life of the Portfolio, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Administrative Class	Bloomberg Global Aggregate (USD Hedged) Index	ICE BofA SOFR Overnight Rate IndexFootnote Reference(1)Footnote Reference(2)
12/31/15	$10,000	$10,000	$10,000
1/31/16	$9,869	$10,146	$10,005
2/29/16	$9,739	$10,244	$10,010
3/31/16	$9,958	$10,328	$10,015
4/30/16	$10,106	$10,346	$10,020
5/31/16	$10,117	$10,389	$10,026
6/30/16	$10,116	$10,587	$10,031
7/31/16	$10,225	$10,650	$10,036
8/31/16	$10,262	$10,645	$10,042
9/30/16	$10,344	$10,644	$10,047
10/31/16	$10,416	$10,541	$10,054
11/30/16	$10,378	$10,366	$10,061
12/31/16	$10,473	$10,395	$10,068
1/31/17	$10,533	$10,357	$10,076
2/28/17	$10,625	$10,446	$10,085
3/31/17	$10,681	$10,441	$10,093
4/30/17	$10,726	$10,512	$10,103
5/31/17	$10,782	$10,573	$10,112
6/30/17	$10,799	$10,543	$10,122
7/31/17	$10,856	$10,578	$10,133
8/31/17	$10,925	$10,674	$10,144
9/30/17	$10,963	$10,625	$10,155
10/31/17	$10,991	$10,670	$10,166
11/30/17	$11,000	$10,687	$10,177
12/31/17	$10,998	$10,710	$10,189
1/31/18	$11,015	$10,634	$10,203
2/28/18	$11,013	$10,610	$10,217
3/31/18	$11,016	$10,698	$10,232
4/30/18	$11,009	$10,658	$10,252
5/31/18	$11,065	$10,698	$10,271
6/30/18	$11,050	$10,718	$10,291
7/31/18	$11,109	$10,721	$10,311
8/31/18	$11,105	$10,754	$10,331
9/30/18	$11,127	$10,713	$10,351
10/31/18	$11,153	$10,692	$10,372
11/30/18	$11,096	$10,744	$10,392
12/31/18	$11,111	$10,899	$10,413
1/31/19	$11,258	$11,015	$10,437
2/28/19	$11,311	$11,028	$10,462
3/31/19	$11,383	$11,225	$10,486
4/30/19	$11,457	$11,232	$10,509
5/31/19	$11,481	$11,394	$10,532
6/30/19	$11,547	$11,553	$10,554
7/31/19	$11,542	$11,644	$10,575
8/31/19	$11,392	$11,908	$10,595
9/30/19	$11,415	$11,853	$10,616
10/31/19	$11,485	$11,833	$10,635
11/30/19	$11,533	$11,819	$10,653
12/31/19	$11,659	$11,795	$10,672
1/31/20	$11,648	$12,008	$10,689
2/29/20	$11,635	$12,155	$10,707
3/31/20	$11,042	$11,965	$10,724
4/30/20	$11,291	$12,159	$10,737
5/31/20	$11,478	$12,194	$10,750
6/30/20	$11,645	$12,254	$10,763
7/31/20	$11,766	$12,388	$10,766
8/31/20	$11,890	$12,299	$10,768
9/30/20	$11,900	$12,343	$10,771
10/31/20	$11,959	$12,344	$10,773
11/30/20	$12,095	$12,415	$10,775
12/31/20	$12,220	$12,453	$10,777
1/31/21	$12,294	$12,386	$10,779
2/28/21	$12,324	$12,193	$10,782
3/31/21	$12,336	$12,145	$10,784
4/30/21	$12,372	$12,177	$10,786
5/31/21	$12,404	$12,204	$10,788
6/30/21	$12,389	$12,264	$10,789
7/31/21	$12,425	$12,416	$10,791
8/31/21	$12,420	$12,391	$10,792
9/30/21	$12,427	$12,274	$10,793
10/31/21	$12,349	$12,242	$10,795
11/30/21	$12,369	$12,330	$10,796
12/31/21	$12,377	$12,280	$10,797
1/31/22	$12,332	$12,087	$10,799
2/28/22	$12,238	$11,926	$10,801
3/31/22	$12,036	$11,669	$10,803
4/30/22	$11,870	$11,355	$10,812
5/31/22	$11,898	$11,340	$10,821
6/30/22	$11,726	$11,168	$10,830
7/31/22	$11,896	$11,452	$10,845
8/31/22	$11,728	$11,153	$10,866
9/30/22	$11,492	$10,795	$10,888
10/31/22	$11,491	$10,758	$10,917
11/30/22	$11,600	$11,032	$10,950
12/31/22	$11,590	$10,902	$10,989
1/31/23	$11,741	$11,153	$11,029
2/28/23	$11,672	$10,975	$11,068
3/31/23	$11,815	$11,219	$11,112
4/30/23	$11,860	$11,276	$11,157
5/31/23	$11,870	$11,232	$11,205
6/30/23	$11,881	$11,225	$11,253
7/31/23	$11,958	$11,229	$11,302
8/31/23	$11,984	$11,215	$11,354
9/30/23	$11,897	$11,021	$11,404
10/31/23	$11,795	$10,943	$11,456
11/30/23	$12,166	$11,319	$11,507
12/31/23	$12,413	$11,681	$11,560
1/31/24	$12,456	$11,658	$11,613
2/29/24	$12,441	$11,578	$11,663
3/31/24	$12,552	$11,683	$11,717
4/30/24	$12,488	$11,495	$11,769
5/31/24	$12,619	$11,596	$11,822
6/30/24	$12,653	$11,697	$11,872
7/31/24	$12,796	$11,923	$11,930
8/31/24	$12,897	$12,053	$11,985
9/30/24	$13,019	$12,193	$12,036
10/31/24	$12,935	$12,028	$12,087
11/30/24	$13,103	$12,171	$12,134
12/31/24	$13,095	$12,078	$12,181
1/31/25	$13,206	$12,125	$12,227
2/28/25	$13,341	$12,271	$12,268
3/31/25	$13,378	$12,219	$12,314
4/30/25	$13,389	$12,340	$12,359
5/31/25	$13,413	$12,299	$12,405
6/30/25	$13,612	$12,417	$12,449
7/31/25	$13,622	$12,407	$12,496
8/31/25	$13,821	$12,475	$12,543
9/30/25	$13,907	$12,567	$12,588
10/31/25	$14,017	$12,666	$12,633
11/30/25	$14,084	$12,692	$12,675
12/31/25	$14,173	$12,665	$12,717

The table below shows the average annual total returns of the Portfolio, a regulatory index, and one or more supplemental index(es) for certain periods ended December 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Administrative Class	8.23%	3.01%	3.55%
Bloomberg Global Aggregate (USD Hedged) Index	4.86%	0.34%	2.39%
ICE BofA SOFR Overnight Rate IndexFootnote Reference(1)Footnote Reference(2)	4.39%	3.31%	-%
Footnote	Description
Footnote(1)	ICE BofA SOFR Overnight Rate Index was first published on October 1, 2019.
Footnote(2)	Performance shown for the index is ICE BofA SOFR Overnight Rate Index. Prior to July 1, 2022, performance is that of 3 Month USD LIBOR. Prior to July 1, 2022, the 3 Month USD LIBOR was the Portfolio’s primary benchmark.

All Portfolio returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index. For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$93,040
# of Portfolio Holdings	659
Portfolio Turnover Rate	1,001%
Total Net Advisory Fees Paid During the Reporting Period	$483
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	53.2%
Sovereign Issues	19.2%
Corporate Bonds & Notes	15.4%
Asset-Backed Securities	10.8%
U.S. Treasury Obligations	10.7%
Non-Agency Mortgage-Backed Securities	5.5%
Loan Participations and Assignments	1.1%
Municipal Bonds & Notes	0.1%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	21.4%
Affiliated Investments	14.1%
Financial Derivative Instruments	0.2%
Other Assets and Liabilities, Net	(51.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Additional Information

For additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/pvit or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: www.pimco.com/tax.

Administrative Class

PIMCO Dynamic Bond Portfolio

Annual Shareholder Report |

December 31, 2025

PVIT2008TSRAR_123125

Advisor Class

PIMCO Dynamic Bond Portfolio

Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about the PIMCO Dynamic Bond Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$121	1.16%

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Long exposure to the U.S. cash rate contributed to performance, as the 3-month Secured Overnight Financing Rate remained elevated.

  Long exposure to U.S. duration contributed to performance, as interest rates fell across the front- and intermediate-end of the U.S. sovereign curve.

  Holdings of agency mortgage-backed securities ("MBS") contributed to performance, as agency MBS spreads tightened.

  Long exposure to Australian duration detracted from performance, as interest rates rose across intermediate tenors of the Australian sovereign curve.

  Short exposure to the Swiss franc detracted from performance, as the Swiss franc appreciated versus the U.S. dollar.

  Short exposure to the Taiwan dollar detracted from performance, as the Taiwan dollar appreciated versus the U.S. dollar.

Portfolio Performance

In addition to the Portfolio's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Portfolio's regulatory index is the Bloomberg Global Aggregate (USD Hedged) Index. The Portfolio's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended December 31, 2025 or the life of the Portfolio, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Advisor Class	Bloomberg Global Aggregate (USD Hedged) Index	ICE BofA SOFR Overnight Rate IndexFootnote Reference(1)Footnote Reference(2)
12/31/15	$10,000	$10,000	$10,000
1/31/16	$9,868	$10,146	$10,005
2/29/16	$9,738	$10,244	$10,010
3/31/16	$9,955	$10,328	$10,015
4/30/16	$10,103	$10,346	$10,020
5/31/16	$10,113	$10,389	$10,026
6/30/16	$10,111	$10,587	$10,031
7/31/16	$10,220	$10,650	$10,036
8/31/16	$10,255	$10,645	$10,042
9/30/16	$10,336	$10,644	$10,047
10/31/16	$10,407	$10,541	$10,054
11/30/16	$10,369	$10,366	$10,061
12/31/16	$10,463	$10,395	$10,068
1/31/17	$10,521	$10,357	$10,076
2/28/17	$10,613	$10,446	$10,085
3/31/17	$10,668	$10,441	$10,093
4/30/17	$10,712	$10,512	$10,103
5/31/17	$10,767	$10,573	$10,112
6/30/17	$10,783	$10,543	$10,122
7/31/17	$10,839	$10,578	$10,133
8/31/17	$10,907	$10,674	$10,144
9/30/17	$10,944	$10,625	$10,155
10/31/17	$10,971	$10,670	$10,166
11/30/17	$10,979	$10,687	$10,177
12/31/17	$10,976	$10,710	$10,189
1/31/18	$10,993	$10,634	$10,203
2/28/18	$10,989	$10,610	$10,217
3/31/18	$10,991	$10,698	$10,232
4/30/18	$10,984	$10,658	$10,252
5/31/18	$11,039	$10,698	$10,271
6/30/18	$11,023	$10,718	$10,291
7/31/18	$11,081	$10,721	$10,311
8/31/18	$11,076	$10,754	$10,331
9/30/18	$11,097	$10,713	$10,351
10/31/18	$11,122	$10,692	$10,372
11/30/18	$11,064	$10,744	$10,392
12/31/18	$11,078	$10,899	$10,413
1/31/19	$11,223	$11,015	$10,437
2/28/19	$11,275	$11,028	$10,462
3/31/19	$11,347	$11,225	$10,486
4/30/19	$11,419	$11,232	$10,509
5/31/19	$11,442	$11,394	$10,532
6/30/19	$11,507	$11,553	$10,554
7/31/19	$11,501	$11,644	$10,575
8/31/19	$11,350	$11,908	$10,595
9/30/19	$11,373	$11,853	$10,616
10/31/19	$11,441	$11,833	$10,635
11/30/19	$11,488	$11,819	$10,653
12/31/19	$11,613	$11,795	$10,672
1/31/20	$11,601	$12,008	$10,689
2/29/20	$11,586	$12,155	$10,707
3/31/20	$10,995	$11,965	$10,724
4/30/20	$11,243	$12,159	$10,737
5/31/20	$11,427	$12,194	$10,750
6/30/20	$11,593	$12,254	$10,763
7/31/20	$11,713	$12,388	$10,766
8/31/20	$11,835	$12,299	$10,768
9/30/20	$11,844	$12,343	$10,771
10/31/20	$11,901	$12,344	$10,773
11/30/20	$12,036	$12,415	$10,775
12/31/20	$12,159	$12,453	$10,777
1/31/21	$12,232	$12,386	$10,779
2/28/21	$12,261	$12,193	$10,782
3/31/21	$12,272	$12,145	$10,784
4/30/21	$12,306	$12,177	$10,786
5/31/21	$12,338	$12,204	$10,788
6/30/21	$12,322	$12,264	$10,789
7/31/21	$12,356	$12,416	$10,791
8/31/21	$12,350	$12,391	$10,792
9/30/21	$12,356	$12,274	$10,793
10/31/21	$12,278	$12,242	$10,795
11/30/21	$12,296	$12,330	$10,796
12/31/21	$12,303	$12,280	$10,797
1/31/22	$12,258	$12,087	$10,799
2/28/22	$12,164	$11,926	$10,801
3/31/22	$11,962	$11,669	$10,803
4/30/22	$11,795	$11,355	$10,812
5/31/22	$11,822	$11,340	$10,821
6/30/22	$11,650	$11,168	$10,830
7/31/22	$11,818	$11,452	$10,845
8/31/22	$11,650	$11,153	$10,866
9/30/22	$11,415	$10,795	$10,888
10/31/22	$11,413	$10,758	$10,917
11/30/22	$11,520	$11,032	$10,950
12/31/22	$11,509	$10,902	$10,989
1/31/23	$11,658	$11,153	$11,029
2/28/23	$11,589	$10,975	$11,068
3/31/23	$11,730	$11,219	$11,112
4/30/23	$11,774	$11,276	$11,157
5/31/23	$11,783	$11,232	$11,205
6/30/23	$11,792	$11,225	$11,253
7/31/23	$11,868	$11,229	$11,302
8/31/23	$11,892	$11,215	$11,354
9/30/23	$11,806	$11,021	$11,404
10/31/23	$11,703	$10,943	$11,456
11/30/23	$12,071	$11,319	$11,507
12/31/23	$12,314	$11,681	$11,560
1/31/24	$12,356	$11,658	$11,613
2/29/24	$12,340	$11,578	$11,663
3/31/24	$12,449	$11,683	$11,717
4/30/24	$12,385	$11,495	$11,769
5/31/24	$12,514	$11,596	$11,822
6/30/24	$12,547	$11,697	$11,872
7/31/24	$12,687	$11,923	$11,930
8/31/24	$12,786	$12,053	$11,985
9/30/24	$12,906	$12,193	$12,036
10/31/24	$12,822	$12,028	$12,087
11/30/24	$12,987	$12,171	$12,134
12/31/24	$12,978	$12,078	$12,181
1/31/25	$13,087	$12,125	$12,227
2/28/25	$13,219	$12,271	$12,268
3/31/25	$13,255	$12,219	$12,314
4/30/25	$13,265	$12,340	$12,359
5/31/25	$13,287	$12,299	$12,405
6/30/25	$13,484	$12,417	$12,449
7/31/25	$13,492	$12,407	$12,496
8/31/25	$13,688	$12,475	$12,543
9/30/25	$13,772	$12,567	$12,588
10/31/25	$13,880	$12,666	$12,633
11/30/25	$13,945	$12,692	$12,675
12/31/25	$14,032	$12,665	$12,717

The table below shows the average annual total returns of the Portfolio, a regulatory index, and one or more supplemental index(es) for certain periods ended December 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Advisor Class	8.12%	2.91%	3.45%
Bloomberg Global Aggregate (USD Hedged) Index	4.86%	0.34%	2.39%
ICE BofA SOFR Overnight Rate IndexFootnote Reference(1)Footnote Reference(2)	4.39%	3.31%	-%
Footnote	Description
Footnote(1)	ICE BofA SOFR Overnight Rate Index was first published on October 1, 2019.
Footnote(2)	Performance shown for the index is ICE BofA SOFR Overnight Rate Index. Prior to July 1, 2022, performance is that of 3 Month USD LIBOR. Prior to July 1, 2022, the 3 Month USD LIBOR was the Portfolio’s primary benchmark.

All Portfolio returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index. For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$93,040
# of Portfolio Holdings	659
Portfolio Turnover Rate	1,001%
Total Net Advisory Fees Paid During the Reporting Period	$483
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	53.2%
Sovereign Issues	19.2%
Corporate Bonds & Notes	15.4%
Asset-Backed Securities	10.8%
U.S. Treasury Obligations	10.7%
Non-Agency Mortgage-Backed Securities	5.5%
Loan Participations and Assignments	1.1%
Municipal Bonds & Notes	0.1%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	21.4%
Affiliated Investments	14.1%
Financial Derivative Instruments	0.2%
Other Assets and Liabilities, Net	(51.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Additional Information

For additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/pvit or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: www.pimco.com/tax.

Advisor Class

PIMCO Dynamic Bond Portfolio

Annual Shareholder Report |

December 31, 2025

PVIT2009TSRAR_123125

Institutional Class

PIMCO Dynamic Bond Portfolio

Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about the PIMCO Dynamic Bond Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$95	0.91%

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Long exposure to the U.S. cash rate contributed to performance, as the 3-month Secured Overnight Financing Rate remained elevated.

  Long exposure to U.S. duration contributed to performance, as interest rates fell across the front- and intermediate-end of the U.S. sovereign curve.

  Holdings of agency mortgage-backed securities ("MBS") contributed to performance, as agency MBS spreads tightened.

  Long exposure to Australian duration detracted from performance, as interest rates rose across intermediate tenors of the Australian sovereign curve.

  Short exposure to the Swiss franc detracted from performance, as the Swiss franc appreciated versus the U.S. dollar.

  Short exposure to the Taiwan dollar detracted from performance, as the Taiwan dollar appreciated versus the U.S. dollar.

Portfolio Performance

In addition to the Portfolio's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Portfolio's regulatory index is the Bloomberg Global Aggregate (USD Hedged) Index. The Portfolio's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended December 31, 2025 or the life of the Portfolio, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Institutional Class	Bloomberg Global Aggregate (USD Hedged) Index	ICE BofA SOFR Overnight Rate IndexFootnote Reference(1)Footnote Reference(2)
12/31/15	$10,000	$10,000	$10,000
1/31/16	$9,870	$10,146	$10,005
2/29/16	$9,741	$10,244	$10,010
3/31/16	$9,961	$10,328	$10,015
4/30/16	$10,111	$10,346	$10,020
5/31/16	$10,123	$10,389	$10,026
6/30/16	$10,123	$10,587	$10,031
7/31/16	$10,234	$10,650	$10,036
8/31/16	$10,272	$10,645	$10,042
9/30/16	$10,355	$10,644	$10,047
10/31/16	$10,429	$10,541	$10,054
11/30/16	$10,392	$10,366	$10,061
12/31/16	$10,489	$10,395	$10,068
1/31/17	$10,550	$10,357	$10,076
2/28/17	$10,643	$10,446	$10,085
3/31/17	$10,701	$10,441	$10,093
4/30/17	$10,747	$10,512	$10,103
5/31/17	$10,804	$10,573	$10,112
6/30/17	$10,823	$10,543	$10,122
7/31/17	$10,882	$10,578	$10,133
8/31/17	$10,952	$10,674	$10,144
9/30/17	$10,992	$10,625	$10,155
10/31/17	$11,021	$10,670	$10,166
11/30/17	$11,031	$10,687	$10,177
12/31/17	$11,031	$10,710	$10,189
1/31/18	$11,050	$10,634	$10,203
2/28/18	$11,048	$10,610	$10,217
3/31/18	$11,053	$10,698	$10,232
4/30/18	$11,047	$10,658	$10,252
5/31/18	$11,105	$10,698	$10,271
6/30/18	$11,092	$10,718	$10,291
7/31/18	$11,152	$10,721	$10,311
8/31/18	$11,150	$10,754	$10,331
9/30/18	$11,173	$10,713	$10,351
10/31/18	$11,201	$10,692	$10,372
11/30/18	$11,145	$10,744	$10,392
12/31/18	$11,161	$10,899	$10,413
1/31/19	$11,310	$11,015	$10,437
2/28/19	$11,364	$11,028	$10,462
3/31/19	$11,439	$11,225	$10,486
4/30/19	$11,514	$11,232	$10,509
5/31/19	$11,539	$11,394	$10,532
6/30/19	$11,607	$11,553	$10,554
7/31/19	$11,604	$11,644	$10,575
8/31/19	$11,454	$11,908	$10,595
9/30/19	$11,479	$11,853	$10,616
10/31/19	$11,551	$11,833	$10,635
11/30/19	$11,600	$11,819	$10,653
12/31/19	$11,729	$11,795	$10,672
1/31/20	$11,719	$12,008	$10,689
2/29/20	$11,707	$12,155	$10,707
3/31/20	$11,112	$11,965	$10,724
4/30/20	$11,365	$12,159	$10,737
5/31/20	$11,553	$12,194	$10,750
6/30/20	$11,724	$12,254	$10,763
7/31/20	$11,847	$12,388	$10,766
8/31/20	$11,973	$12,299	$10,768
9/30/20	$11,985	$12,343	$10,771
10/31/20	$12,045	$12,344	$10,773
11/30/20	$12,184	$12,415	$10,775
12/31/20	$12,312	$12,453	$10,777
1/31/21	$12,388	$12,386	$10,779
2/28/21	$12,420	$12,193	$10,782
3/31/21	$12,433	$12,145	$10,784
4/30/21	$12,471	$12,177	$10,786
5/31/21	$12,505	$12,204	$10,788
6/30/21	$12,491	$12,264	$10,789
7/31/21	$12,529	$12,416	$10,791
8/31/21	$12,526	$12,391	$10,792
9/30/21	$12,534	$12,274	$10,793
10/31/21	$12,458	$12,242	$10,795
11/30/21	$12,478	$12,330	$10,796
12/31/21	$12,489	$12,280	$10,797
1/31/22	$12,445	$12,087	$10,799
2/28/22	$12,352	$11,926	$10,801
3/31/22	$12,149	$11,669	$10,803
4/30/22	$11,983	$11,355	$10,812
5/31/22	$12,012	$11,340	$10,821
6/30/22	$11,841	$11,168	$10,830
7/31/22	$12,014	$11,452	$10,845
8/31/22	$11,845	$11,153	$10,866
9/30/22	$11,609	$10,795	$10,888
10/31/22	$11,609	$10,758	$10,917
11/30/22	$11,720	$11,032	$10,950
12/31/22	$11,712	$10,902	$10,989
1/31/23	$11,866	$11,153	$11,029
2/28/23	$11,798	$10,975	$11,068
3/31/23	$11,944	$11,219	$11,112
4/30/23	$11,991	$11,276	$11,157
5/31/23	$12,003	$11,232	$11,205
6/30/23	$12,015	$11,225	$11,253
7/31/23	$12,094	$11,229	$11,302
8/31/23	$12,122	$11,215	$11,354
9/30/23	$12,036	$11,021	$11,404
10/31/23	$11,934	$10,943	$11,456
11/30/23	$12,311	$11,319	$11,507
12/31/23	$12,562	$11,681	$11,560
1/31/24	$12,608	$11,658	$11,613
2/29/24	$12,594	$11,578	$11,663
3/31/24	$12,707	$11,683	$11,717
4/30/24	$12,645	$11,495	$11,769
5/31/24	$12,779	$11,596	$11,822
6/30/24	$12,815	$11,697	$11,872
7/31/24	$12,961	$11,923	$11,930
8/31/24	$13,065	$12,053	$11,985
9/30/24	$13,191	$12,193	$12,036
10/31/24	$13,107	$12,028	$12,087
11/30/24	$13,278	$12,171	$12,134
12/31/24	$13,272	$12,078	$12,181
1/31/25	$13,387	$12,125	$12,227
2/28/25	$13,525	$12,271	$12,268
3/31/25	$13,564	$12,219	$12,314
4/30/25	$13,577	$12,340	$12,359
5/31/25	$13,603	$12,299	$12,405
6/30/25	$13,807	$12,417	$12,449
7/31/25	$13,818	$12,407	$12,496
8/31/25	$14,022	$12,475	$12,543
9/30/25	$14,111	$12,567	$12,588
10/31/25	$14,225	$12,666	$12,633
11/30/25	$14,294	$12,692	$12,675
12/31/25	$14,386	$12,665	$12,717

The table below shows the average annual total returns of the Portfolio, a regulatory index, and one or more supplemental index(es) for certain periods ended December 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	8.39%	3.16%	3.70%
Bloomberg Global Aggregate (USD Hedged) Index	4.86%	0.34%	2.39%
ICE BofA SOFR Overnight Rate IndexFootnote Reference(1)Footnote Reference(2)	4.39%	3.31%	-%
Footnote	Description
Footnote(1)	ICE BofA SOFR Overnight Rate Index was first published on October 1, 2019.
Footnote(2)	Performance shown for the index is ICE BofA SOFR Overnight Rate Index. Prior to July 1, 2022, performance is that of 3 Month USD LIBOR. Prior to July 1, 2022, the 3 Month USD LIBOR was the Portfolio’s primary benchmark.

All Portfolio returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index. For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$93,040
# of Portfolio Holdings	659
Portfolio Turnover Rate	1,001%
Total Net Advisory Fees Paid During the Reporting Period	$483
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	53.2%
Sovereign Issues	19.2%
Corporate Bonds & Notes	15.4%
Asset-Backed Securities	10.8%
U.S. Treasury Obligations	10.7%
Non-Agency Mortgage-Backed Securities	5.5%
Loan Participations and Assignments	1.1%
Municipal Bonds & Notes	0.1%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	21.4%
Affiliated Investments	14.1%
Financial Derivative Instruments	0.2%
Other Assets and Liabilities, Net	(51.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Additional Information

For additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/pvit or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: www.pimco.com/tax.

Institutional Class

PIMCO Dynamic Bond Portfolio

Annual Shareholder Report |

December 31, 2025

PVIT2007TSRAR_123125

Class M

PIMCO Dynamic Bond Portfolio

Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about the PIMCO Dynamic Bond Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$141	1.36%

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Long exposure to the U.S. cash rate contributed to performance, as the 3-month Secured Overnight Financing Rate remained elevated.

  Long exposure to U.S. duration contributed to performance, as interest rates fell across the front- and intermediate-end of the U.S. sovereign curve.

  Holdings of agency mortgage-backed securities ("MBS") contributed to performance, as agency MBS spreads tightened.

  Long exposure to Australian duration detracted from performance, as interest rates rose across intermediate tenors of the Australian sovereign curve.

  Short exposure to the Swiss franc detracted from performance, as the Swiss franc appreciated versus the U.S. dollar.

  Short exposure to the Taiwan dollar detracted from performance, as the Taiwan dollar appreciated versus the U.S. dollar.

Portfolio Performance

In addition to the Portfolio's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Portfolio's regulatory index is the Bloomberg Global Aggregate (USD Hedged) Index. The Portfolio's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended December 31, 2025 or the life of the Portfolio, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Class M	Bloomberg Global Aggregate (USD Hedged) Index	ICE BofA SOFR Overnight Rate IndexFootnote Reference(1)Footnote Reference(2)
12/31/15	$10,000	$10,000	$10,000
1/31/16	$9,866	$10,146	$10,005
2/29/16	$9,735	$10,244	$10,010
3/31/16	$9,951	$10,328	$10,015
4/30/16	$10,096	$10,346	$10,020
5/31/16	$10,105	$10,389	$10,026
6/30/16	$10,101	$10,587	$10,031
7/31/16	$10,208	$10,650	$10,036
8/31/16	$10,242	$10,645	$10,042
9/30/16	$10,321	$10,644	$10,047
10/31/16	$10,390	$10,541	$10,054
11/30/16	$10,350	$10,366	$10,061
12/31/16	$10,442	$10,395	$10,068
1/31/17	$10,499	$10,357	$10,076
2/28/17	$10,588	$10,446	$10,085
3/31/17	$10,642	$10,441	$10,093
4/30/17	$10,684	$10,512	$10,103
5/31/17	$10,737	$10,573	$10,112
6/30/17	$10,751	$10,543	$10,122
7/31/17	$10,806	$10,578	$10,133
8/31/17	$10,872	$10,674	$10,144
9/30/17	$10,906	$10,625	$10,155
10/31/17	$10,932	$10,670	$10,166
11/30/17	$10,937	$10,687	$10,177
12/31/17	$10,932	$10,710	$10,189
1/31/18	$10,947	$10,634	$10,203
2/28/18	$10,942	$10,610	$10,217
3/31/18	$10,943	$10,698	$10,232
4/30/18	$10,933	$10,658	$10,252
5/31/18	$10,986	$10,698	$10,271
6/30/18	$10,969	$10,718	$10,291
7/31/18	$11,024	$10,721	$10,311
8/31/18	$11,017	$10,754	$10,331
9/30/18	$11,037	$10,713	$10,351
10/31/18	$11,060	$10,692	$10,372
11/30/18	$11,000	$10,744	$10,392
12/31/18	$11,012	$10,899	$10,413
1/31/19	$11,155	$11,015	$10,437
2/28/19	$11,205	$11,028	$10,462
3/31/19	$11,274	$11,225	$10,486
4/30/19	$11,344	$11,232	$10,509
5/31/19	$11,364	$11,394	$10,532
6/30/19	$11,427	$11,553	$10,554
7/31/19	$11,419	$11,644	$10,575
8/31/19	$11,268	$11,908	$10,595
9/30/19	$11,289	$11,853	$10,616
10/31/19	$11,355	$11,833	$10,635
11/30/19	$11,399	$11,819	$10,653
12/31/19	$11,521	$11,795	$10,672
1/31/20	$11,507	$12,008	$10,689
2/29/20	$11,491	$12,155	$10,707
3/31/20	$10,903	$11,965	$10,724
4/30/20	$11,146	$12,159	$10,737
5/31/20	$11,327	$12,194	$10,750
6/30/20	$11,490	$12,254	$10,763
7/31/20	$11,606	$12,388	$10,766
8/31/20	$11,725	$12,299	$10,768
9/30/20	$11,733	$12,343	$10,771
10/31/20	$11,787	$12,344	$10,773
11/30/20	$11,919	$12,415	$10,775
12/31/20	$12,039	$12,453	$10,777
1/31/21	$12,109	$12,386	$10,779
2/28/21	$12,136	$12,193	$10,782
3/31/21	$12,144	$12,145	$10,784
4/30/21	$12,176	$12,177	$10,786
5/31/21	$12,205	$12,204	$10,788
6/30/21	$12,187	$12,264	$10,789
7/31/21	$12,219	$12,416	$10,791
8/31/21	$12,212	$12,391	$10,792
9/30/21	$12,215	$12,274	$10,793
10/31/21	$12,136	$12,242	$10,795
11/30/21	$12,152	$12,330	$10,796
12/31/21	$12,157	$12,280	$10,797
1/31/22	$12,110	$12,087	$10,799
2/28/22	$12,015	$11,926	$10,801
3/31/22	$11,814	$11,669	$10,803
4/30/22	$11,647	$11,355	$10,812
5/31/22	$11,672	$11,340	$10,821
6/30/22	$11,501	$11,168	$10,830
7/31/22	$11,664	$11,452	$10,845
8/31/22	$11,496	$11,153	$10,866
9/30/22	$11,262	$10,795	$10,888
10/31/22	$11,259	$10,758	$10,917
11/30/22	$11,362	$11,032	$10,950
12/31/22	$11,350	$10,902	$10,989
1/31/23	$11,495	$11,153	$11,029
2/28/23	$11,425	$10,975	$11,068
3/31/23	$11,562	$11,219	$11,112
4/30/23	$11,603	$11,276	$11,157
5/31/23	$11,610	$11,232	$11,205
6/30/23	$11,617	$11,225	$11,253
7/31/23	$11,690	$11,229	$11,302
8/31/23	$11,712	$11,215	$11,354
9/30/23	$11,625	$11,021	$11,404
10/31/23	$11,522	$10,943	$11,456
11/30/23	$11,882	$11,319	$11,507
12/31/23	$12,119	$11,681	$11,560
1/31/24	$12,159	$11,658	$11,613
2/29/24	$12,141	$11,578	$11,663
3/31/24	$12,246	$11,683	$11,717
4/30/24	$12,181	$11,495	$11,769
5/31/24	$12,305	$11,596	$11,822
6/30/24	$12,336	$11,697	$11,872
7/31/24	$12,472	$11,923	$11,930
8/31/24	$12,567	$12,053	$11,985
9/30/24	$12,683	$12,193	$12,036
10/31/24	$12,598	$12,028	$12,087
11/30/24	$12,758	$12,171	$12,134
12/31/24	$12,747	$12,078	$12,181
1/31/25	$12,852	$12,125	$12,227
2/28/25	$12,980	$12,271	$12,268
3/31/25	$13,013	$12,219	$12,314
4/30/25	$13,021	$12,340	$12,359
5/31/25	$13,041	$12,299	$12,405
6/30/25	$13,232	$12,417	$12,449
7/31/25	$13,238	$12,407	$12,496
8/31/25	$13,427	$12,475	$12,543
9/30/25	$13,508	$12,567	$12,588
10/31/25	$13,611	$12,666	$12,633
11/30/25	$13,673	$12,692	$12,675
12/31/25	$13,755	$12,665	$12,717

The table below shows the average annual total returns of the Portfolio, a regulatory index, and one or more supplemental index(es) for certain periods ended December 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Class M	7.91%	2.70%	3.24%
Bloomberg Global Aggregate (USD Hedged) Index	4.86%	0.34%	2.39%
ICE BofA SOFR Overnight Rate IndexFootnote Reference(1)Footnote Reference(2)	4.39%	3.31%	-%
Footnote	Description
Footnote(1)	ICE BofA SOFR Overnight Rate Index was first published on October 1, 2019.
Footnote(2)	Performance shown for the index is ICE BofA SOFR Overnight Rate Index. Prior to July 1, 2022, performance is that of 3 Month USD LIBOR. Prior to July 1, 2022, the 3 Month USD LIBOR was the Portfolio’s primary benchmark.

All Portfolio returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index. For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$93,040
# of Portfolio Holdings	659
Portfolio Turnover Rate	1,001%
Total Net Advisory Fees Paid During the Reporting Period	$483
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	53.2%
Sovereign Issues	19.2%
Corporate Bonds & Notes	15.4%
Asset-Backed Securities	10.8%
U.S. Treasury Obligations	10.7%
Non-Agency Mortgage-Backed Securities	5.5%
Loan Participations and Assignments	1.1%
Municipal Bonds & Notes	0.1%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	21.4%
Affiliated Investments	14.1%
Financial Derivative Instruments	0.2%
Other Assets and Liabilities, Net	(51.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Additional Information

For additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/pvit or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: www.pimco.com/tax.

Class M

PIMCO Dynamic Bond Portfolio

Annual Shareholder Report |

December 31, 2025

PVIT2102TSRAR_123125

Administrative Class

PIMCO Emerging Markets Bond Portfolio

Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about the PIMCO Emerging Markets Bond Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$126	1.17%

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Exposure to emerging market local currencies like the Nigerian naira and the Turkish lira, contributed to relative performance, as the currencies had positive carry.

  Overweight exposure to Ecuadorian sovereign debt contributed to relative performance, as spreads tightened.

  Security selection within Mexican sovereign debt contributed to relative performance, as spreads tightened.

  Overweight exposure to Senegalese sovereign debt detracted from relative performance, as spreads widened.

  Security selection within Brazilian corporate debt detracted from relative performance, as Brazilian corporate spreads underperformed Brazilian sovereign spreads.

Portfolio Performance

In addition to the Portfolio's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Portfolio's regulatory index is the Bloomberg Global Aggregate (USD Hedged) Index. The Portfolio's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended December 31, 2025 or the life of the Portfolio, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Administrative Class	Bloomberg Global Aggregate (USD Hedged) Index	J.P. Morgan Emerging Markets Bond Index (EMBI) Global
12/31/15	$10,000	$10,000	$10,000
1/31/16	$9,887	$10,146	$9,980
2/29/16	$10,069	$10,244	$10,182
3/31/16	$10,485	$10,328	$10,522
4/30/16	$10,758	$10,346	$10,723
5/31/16	$10,735	$10,389	$10,691
6/30/16	$11,184	$10,587	$11,090
7/31/16	$11,389	$10,650	$11,262
8/31/16	$11,623	$10,645	$11,465
9/30/16	$11,685	$10,644	$11,504
10/31/16	$11,555	$10,541	$11,335
11/30/16	$11,098	$10,366	$10,863
12/31/16	$11,331	$10,395	$11,019
1/31/17	$11,495	$10,357	$11,178
2/28/17	$11,745	$10,446	$11,410
3/31/17	$11,798	$10,441	$11,449
4/30/17	$11,993	$10,512	$11,636
5/31/17	$12,072	$10,573	$11,732
6/30/17	$12,016	$10,543	$11,702
7/31/17	$12,120	$10,578	$11,779
8/31/17	$12,329	$10,674	$11,983
9/30/17	$12,363	$10,625	$11,981
10/31/17	$12,422	$10,670	$12,003
11/30/17	$12,379	$10,687	$11,971
12/31/17	$12,449	$10,710	$12,046
1/31/18	$12,452	$10,634	$12,023
2/28/18	$12,235	$10,610	$11,787
3/31/18	$12,266	$10,698	$11,831
4/30/18	$12,113	$10,658	$11,658
5/31/18	$11,970	$10,698	$11,532
6/30/18	$11,837	$10,718	$11,416
7/31/18	$12,068	$10,721	$11,651
8/31/18	$11,792	$10,754	$11,427
9/30/18	$12,025	$10,713	$11,629
10/31/18	$11,758	$10,692	$11,370
11/30/18	$11,698	$10,744	$11,325
12/31/18	$11,860	$10,899	$11,491
1/31/19	$12,419	$11,015	$11,999
2/28/19	$12,506	$11,028	$12,073
3/31/19	$12,661	$11,225	$12,248
4/30/19	$12,679	$11,232	$12,263
5/31/19	$12,719	$11,394	$12,333
6/30/19	$13,146	$11,553	$12,709
7/31/19	$13,293	$11,644	$12,855
8/31/19	$13,296	$11,908	$12,926
9/30/19	$13,259	$11,853	$12,879
10/31/19	$13,338	$11,833	$12,927
11/30/19	$13,317	$11,819	$12,905
12/31/19	$13,612	$11,795	$13,148
1/31/20	$13,858	$12,008	$13,376
2/29/20	$13,772	$12,155	$13,268
3/31/20	$11,855	$11,965	$11,602
4/30/20	$12,113	$12,159	$11,857
5/31/20	$12,860	$12,194	$12,537
6/30/20	$13,267	$12,254	$12,902
7/31/20	$13,774	$12,388	$13,379
8/31/20	$13,844	$12,299	$13,419
9/30/20	$13,607	$12,343	$13,197
10/31/20	$13,608	$12,344	$13,181
11/30/20	$14,225	$12,415	$13,675
12/31/20	$14,525	$12,453	$13,921
1/31/21	$14,343	$12,386	$13,752
2/28/21	$14,000	$12,193	$13,399
3/31/21	$13,811	$12,145	$13,260
4/30/21	$14,146	$12,177	$13,514
5/31/21	$14,311	$12,204	$13,660
6/30/21	$14,408	$12,264	$13,782
7/31/21	$14,491	$12,416	$13,856
8/31/21	$14,640	$12,391	$13,983
9/30/21	$14,325	$12,274	$13,708
10/31/21	$14,244	$12,242	$13,717
11/30/21	$13,955	$12,330	$13,518
12/31/21	$14,153	$12,280	$13,710
1/31/22	$13,768	$12,087	$13,314
2/28/22	$13,057	$11,926	$12,581
3/31/22	$13,059	$11,669	$12,441
4/30/22	$12,342	$11,355	$11,759
5/31/22	$12,327	$11,340	$11,781
6/30/22	$11,569	$11,168	$11,129
7/31/22	$11,887	$11,452	$11,485
8/31/22	$11,788	$11,153	$11,351
9/30/22	$11,038	$10,795	$10,661
10/31/22	$10,990	$10,758	$10,670
11/30/22	$11,879	$11,032	$11,411
12/31/22	$11,929	$10,902	$11,455
1/31/23	$12,375	$11,153	$11,811
2/28/23	$12,078	$10,975	$11,550
3/31/23	$12,208	$11,219	$11,712
4/30/23	$12,259	$11,276	$11,771
5/31/23	$12,122	$11,232	$11,666
6/30/23	$12,378	$11,225	$11,891
7/31/23	$12,589	$11,229	$12,082
8/31/23	$12,404	$11,215	$11,914
9/30/23	$12,051	$11,021	$11,579
10/31/23	$11,953	$10,943	$11,411
11/30/23	$12,639	$11,319	$12,072
12/31/23	$13,267	$11,681	$12,652
1/31/24	$13,146	$11,658	$12,503
2/29/24	$13,238	$11,578	$12,589
3/31/24	$13,520	$11,683	$12,828
4/30/24	$13,255	$11,495	$12,571
5/31/24	$13,506	$11,596	$12,800
6/30/24	$13,582	$11,697	$12,884
7/31/24	$13,865	$11,923	$13,119
8/31/24	$14,167	$12,053	$13,425
9/30/24	$14,464	$12,193	$13,666
10/31/24	$14,202	$12,028	$13,421
11/30/24	$14,435	$12,171	$13,580
12/31/24	$14,253	$12,078	$13,377
1/31/25	$14,472	$12,125	$13,541
2/28/25	$14,736	$12,271	$13,764
3/31/25	$14,605	$12,219	$13,691
4/30/25	$14,571	$12,340	$13,679
5/31/25	$14,688	$12,299	$13,796
6/30/25	$15,076	$12,417	$14,110
7/31/25	$15,274	$12,407	$14,276
8/31/25	$15,553	$12,475	$14,494
9/30/25	$15,805	$12,567	$14,729
10/31/25	$16,195	$12,666	$15,053
11/30/25	$16,313	$12,692	$15,098
12/31/25	$16,387	$12,665	$15,176

The table below shows the average annual total returns of the Portfolio, a regulatory index, and one or more supplemental index(es) for certain periods ended December 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Administrative Class	14.98%	2.44%	5.06%
Bloomberg Global Aggregate (USD Hedged) Index	4.86%	0.34%	2.39%
J.P. Morgan Emerging Markets Bond Index (EMBI) Global	13.45%	1.74%	4.26%

All Portfolio returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index. For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$205,514
# of Portfolio Holdings	895
Portfolio Turnover Rate	67%
Total Net Advisory Fees Paid During the Reporting Period	$886
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

United States	6.8%
Mexico	6.6%
Brazil	6.4%
Turkey	5.9%
Argentina	3.5%
Indonesia	3.1%
Luxembourg	3.1%
Saudi Arabia	2.7%
Cayman Islands	2.6%
Peru	2.5%
Other Countries	51.7%
Short-Term Instruments	1.3%
Affiliated Investments	4.2%
Financial Derivative Instruments	(0.2%)
Other Assets and Liabilities, Net	(0.2%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Portfolio Changes

This is a summary of certain changes and planned changes of the Portfolio since the beginning of the reporting period. For more information, you may refer to the Portfolio's next prospectus, which we expect to be available by April 30, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Portfolio Operating Expenses. Annual portfolio operating expenses decreased during the year by 0.11% as a result of lower expenses related to interest.

Additional Information

For additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/pvit or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: www.pimco.com/tax.

Administrative Class

PIMCO Emerging Markets Bond Portfolio

Annual Shareholder Report |

December 31, 2025

PVIT0333TSRAR_123125

Advisor Class

PIMCO Emerging Markets Bond Portfolio

Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about the PIMCO Emerging Markets Bond Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$136	1.27%

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Exposure to emerging market local currencies like the Nigerian naira and the Turkish lira, contributed to relative performance, as the currencies had positive carry.

  Overweight exposure to Ecuadorian sovereign debt contributed to relative performance, as spreads tightened.

  Security selection within Mexican sovereign debt contributed to relative performance, as spreads tightened.

  Overweight exposure to Senegalese sovereign debt detracted from relative performance, as spreads widened.

  Security selection within Brazilian corporate debt detracted from relative performance, as Brazilian corporate spreads underperformed Brazilian sovereign spreads.

Portfolio Performance

In addition to the Portfolio's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Portfolio's regulatory index is the Bloomberg Global Aggregate (USD Hedged) Index. The Portfolio's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended December 31, 2025 or the life of the Portfolio, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Advisor Class	Bloomberg Global Aggregate (USD Hedged) Index	J.P. Morgan Emerging Markets Bond Index (EMBI) Global
12/31/15	$10,000	$10,000	$10,000
1/31/16	$9,886	$10,146	$9,980
2/29/16	$10,068	$10,244	$10,182
3/31/16	$10,483	$10,328	$10,522
4/30/16	$10,755	$10,346	$10,723
5/31/16	$10,730	$10,389	$10,691
6/30/16	$11,178	$10,587	$11,090
7/31/16	$11,382	$10,650	$11,262
8/31/16	$11,615	$10,645	$11,465
9/30/16	$11,676	$10,644	$11,504
10/31/16	$11,545	$10,541	$11,335
11/30/16	$11,088	$10,366	$10,863
12/31/16	$11,320	$10,395	$11,019
1/31/17	$11,482	$10,357	$11,178
2/28/17	$11,732	$10,446	$11,410
3/31/17	$11,784	$10,441	$11,449
4/30/17	$11,978	$10,512	$11,636
5/31/17	$12,055	$10,573	$11,732
6/30/17	$11,999	$10,543	$11,702
7/31/17	$12,101	$10,578	$11,779
8/31/17	$12,309	$10,674	$11,983
9/30/17	$12,342	$10,625	$11,981
10/31/17	$12,400	$10,670	$12,003
11/30/17	$12,356	$10,687	$11,971
12/31/17	$12,425	$10,710	$12,046
1/31/18	$12,426	$10,634	$12,023
2/28/18	$12,209	$10,610	$11,787
3/31/18	$12,239	$10,698	$11,831
4/30/18	$12,085	$10,658	$11,658
5/31/18	$11,941	$10,698	$11,532
6/30/18	$11,807	$10,718	$11,416
7/31/18	$12,037	$10,721	$11,651
8/31/18	$11,761	$10,754	$11,427
9/30/18	$11,992	$10,713	$11,629
10/31/18	$11,725	$10,692	$11,370
11/30/18	$11,664	$10,744	$11,325
12/31/18	$11,825	$10,899	$11,491
1/31/19	$12,381	$11,015	$11,999
2/28/19	$12,467	$11,028	$12,073
3/31/19	$12,621	$11,225	$12,248
4/30/19	$12,637	$11,232	$12,263
5/31/19	$12,676	$11,394	$12,333
6/30/19	$13,101	$11,553	$12,709
7/31/19	$13,246	$11,644	$12,855
8/31/19	$13,248	$11,908	$12,926
9/30/19	$13,210	$11,853	$12,879
10/31/19	$13,287	$11,833	$12,927
11/30/19	$13,265	$11,819	$12,905
12/31/19	$13,558	$11,795	$13,148
1/31/20	$13,802	$12,008	$13,376
2/29/20	$13,716	$12,155	$13,268
3/31/20	$11,805	$11,965	$11,602
4/30/20	$12,061	$12,159	$11,857
5/31/20	$12,804	$12,194	$12,537
6/30/20	$13,208	$12,254	$12,902
7/31/20	$13,712	$12,388	$13,379
8/31/20	$13,780	$12,299	$13,419
9/30/20	$13,543	$12,343	$13,197
10/31/20	$13,543	$12,344	$13,181
11/30/20	$14,156	$12,415	$13,675
12/31/20	$14,453	$12,453	$13,921
1/31/21	$14,271	$12,386	$13,752
2/28/21	$13,929	$12,193	$13,399
3/31/21	$13,740	$12,145	$13,260
4/30/21	$14,071	$12,177	$13,514
5/31/21	$14,234	$12,204	$13,660
6/30/21	$14,330	$12,264	$13,782
7/31/21	$14,411	$12,416	$13,856
8/31/21	$14,558	$12,391	$13,983
9/30/21	$14,243	$12,274	$13,708
10/31/21	$14,162	$12,242	$13,717
11/30/21	$13,873	$12,330	$13,518
12/31/21	$14,068	$12,280	$13,710
1/31/22	$13,685	$12,087	$13,314
2/28/22	$12,977	$11,926	$12,581
3/31/22	$12,978	$11,669	$12,441
4/30/22	$12,264	$11,355	$11,759
5/31/22	$12,248	$11,340	$11,781
6/30/22	$11,494	$11,168	$11,129
7/31/22	$11,808	$11,452	$11,485
8/31/22	$11,709	$11,153	$11,351
9/30/22	$10,964	$10,795	$10,661
10/31/22	$10,915	$10,758	$10,670
11/30/22	$11,797	$11,032	$11,411
12/31/22	$11,846	$10,902	$11,455
1/31/23	$12,287	$11,153	$11,811
2/28/23	$11,992	$10,975	$11,550
3/31/23	$12,120	$11,219	$11,712
4/30/23	$12,170	$11,276	$11,771
5/31/23	$12,033	$11,232	$11,666
6/30/23	$12,285	$11,225	$11,891
7/31/23	$12,494	$11,229	$12,082
8/31/23	$12,309	$11,215	$11,914
9/30/23	$11,958	$11,021	$11,579
10/31/23	$11,859	$10,943	$11,411
11/30/23	$12,539	$11,319	$12,072
12/31/23	$13,161	$11,681	$12,652
1/31/24	$13,040	$11,658	$12,503
2/29/24	$13,130	$11,578	$12,589
3/31/24	$13,409	$11,683	$12,828
4/30/24	$13,145	$11,495	$12,571
5/31/24	$13,392	$11,596	$12,800
6/30/24	$13,467	$11,697	$12,884
7/31/24	$13,747	$11,923	$13,119
8/31/24	$14,045	$12,053	$13,425
9/30/24	$14,338	$12,193	$13,666
10/31/24	$14,077	$12,028	$13,421
11/30/24	$14,307	$12,171	$13,580
12/31/24	$14,125	$12,078	$13,377
1/31/25	$14,341	$12,125	$13,541
2/28/25	$14,602	$12,271	$13,764
3/31/25	$14,471	$12,219	$13,691
4/30/25	$14,436	$12,340	$13,679
5/31/25	$14,550	$12,299	$13,796
6/30/25	$14,934	$12,417	$14,110
7/31/25	$15,128	$12,407	$14,276
8/31/25	$15,404	$12,475	$14,494
9/30/25	$15,652	$12,567	$14,729
10/31/25	$16,036	$12,666	$15,053
11/30/25	$16,152	$12,692	$15,098
12/31/25	$16,225	$12,665	$15,176

The table below shows the average annual total returns of the Portfolio, a regulatory index, and one or more supplemental index(es) for certain periods ended December 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Advisor Class	14.86%	2.34%	4.96%
Bloomberg Global Aggregate (USD Hedged) Index	4.86%	0.34%	2.39%
J.P. Morgan Emerging Markets Bond Index (EMBI) Global	13.45%	1.74%	4.26%

All Portfolio returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index. For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$205,514
# of Portfolio Holdings	895
Portfolio Turnover Rate	67%
Total Net Advisory Fees Paid During the Reporting Period	$886
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

United States	6.8%
Mexico	6.6%
Brazil	6.4%
Turkey	5.9%
Argentina	3.5%
Indonesia	3.1%
Luxembourg	3.1%
Saudi Arabia	2.7%
Cayman Islands	2.6%
Peru	2.5%
Other Countries	51.7%
Short-Term Instruments	1.3%
Affiliated Investments	4.2%
Financial Derivative Instruments	(0.2%)
Other Assets and Liabilities, Net	(0.2%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Portfolio Changes

This is a summary of certain changes and planned changes of the Portfolio since the beginning of the reporting period. For more information, you may refer to the Portfolio's next prospectus, which we expect to be available by April 30, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Portfolio Operating Expenses. Annual portfolio operating expenses decreased during the year by 0.11% as a result of lower expenses related to interest.

Additional Information

For additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/pvit or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: www.pimco.com/tax.

Advisor Class

PIMCO Emerging Markets Bond Portfolio

Annual Shareholder Report |

December 31, 2025

PVIT1880TSRAR_123125

Institutional Class

PIMCO Emerging Markets Bond Portfolio

Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about the PIMCO Emerging Markets Bond Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$110	1.02%

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Exposure to emerging market local currencies like the Nigerian naira and the Turkish lira, contributed to relative performance, as the currencies had positive carry.

  Overweight exposure to Ecuadorian sovereign debt contributed to relative performance, as spreads tightened.

  Security selection within Mexican sovereign debt contributed to relative performance, as spreads tightened.

  Overweight exposure to Senegalese sovereign debt detracted from relative performance, as spreads widened.

  Security selection within Brazilian corporate debt detracted from relative performance, as Brazilian corporate spreads underperformed Brazilian sovereign spreads.

Portfolio Performance

In addition to the Portfolio's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Portfolio's regulatory index is the Bloomberg Global Aggregate (USD Hedged) Index. The Portfolio's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended December 31, 2025 or the life of the Portfolio, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Institutional Class	Bloomberg Global Aggregate (USD Hedged) Index	J.P. Morgan Emerging Markets Bond Index (EMBI) Global
12/31/15	$10,000	$10,000	$10,000
1/31/16	$9,888	$10,146	$9,980
2/29/16	$10,072	$10,244	$10,182
3/31/16	$10,489	$10,328	$10,522
4/30/16	$10,764	$10,346	$10,723
5/31/16	$10,741	$10,389	$10,691
6/30/16	$11,192	$10,587	$11,090
7/31/16	$11,399	$10,650	$11,262
8/31/16	$11,634	$10,645	$11,465
9/30/16	$11,698	$10,644	$11,504
10/31/16	$11,569	$10,541	$11,335
11/30/16	$11,113	$10,366	$10,863
12/31/16	$11,348	$10,395	$11,019
1/31/17	$11,513	$10,357	$11,178
2/28/17	$11,765	$10,446	$11,410
3/31/17	$11,820	$10,441	$11,449
4/30/17	$12,017	$10,512	$11,636
5/31/17	$12,097	$10,573	$11,732
6/30/17	$12,043	$10,543	$11,702
7/31/17	$12,148	$10,578	$11,779
8/31/17	$12,360	$10,674	$11,983
9/30/17	$12,395	$10,625	$11,981
10/31/17	$12,456	$10,670	$12,003
11/30/17	$12,415	$10,687	$11,971
12/31/17	$12,486	$10,710	$12,046
1/31/18	$12,490	$10,634	$12,023
2/28/18	$12,274	$10,610	$11,787
3/31/18	$12,307	$10,698	$11,831
4/30/18	$12,155	$10,658	$11,658
5/31/18	$12,013	$10,698	$11,532
6/30/18	$11,881	$10,718	$11,416
7/31/18	$12,114	$10,721	$11,651
8/31/18	$11,839	$10,754	$11,427
9/30/18	$12,074	$10,713	$11,629
10/31/18	$11,807	$10,692	$11,370
11/30/18	$11,749	$10,744	$11,325
12/31/18	$11,914	$10,899	$11,491
1/31/19	$12,476	$11,015	$11,999
2/28/19	$12,565	$11,028	$12,073
3/31/19	$12,723	$11,225	$12,248
4/30/19	$12,742	$11,232	$12,263
5/31/19	$12,784	$11,394	$12,333
6/30/19	$13,215	$11,553	$12,709
7/31/19	$13,365	$11,644	$12,855
8/31/19	$13,369	$11,908	$12,926
9/30/19	$13,333	$11,853	$12,879
10/31/19	$13,414	$11,833	$12,927
11/30/19	$13,394	$11,819	$12,905
12/31/19	$13,693	$11,795	$13,148
1/31/20	$13,942	$12,008	$13,376
2/29/20	$13,858	$12,155	$13,268
3/31/20	$11,930	$11,965	$11,602
4/30/20	$12,191	$12,159	$11,857
5/31/20	$12,945	$12,194	$12,537
6/30/20	$13,356	$12,254	$12,902
7/31/20	$13,869	$12,388	$13,379
8/31/20	$13,941	$12,299	$13,419
9/30/20	$13,704	$12,343	$13,197
10/31/20	$13,707	$12,344	$13,181
11/30/20	$14,330	$12,415	$13,675
12/31/20	$14,634	$12,453	$13,921
1/31/21	$14,452	$12,386	$13,752
2/28/21	$14,109	$12,193	$13,399
3/31/21	$13,920	$12,145	$13,260
4/30/21	$14,259	$12,177	$13,514
5/31/21	$14,427	$12,204	$13,660
6/30/21	$14,527	$12,264	$13,782
7/31/21	$14,612	$12,416	$13,856
8/31/21	$14,764	$12,391	$13,983
9/30/21	$14,448	$12,274	$13,708
10/31/21	$14,368	$12,242	$13,717
11/30/21	$14,079	$12,330	$13,518
12/31/21	$14,280	$12,280	$13,710
1/31/22	$13,894	$12,087	$13,314
2/28/22	$13,177	$11,926	$12,581
3/31/22	$13,181	$11,669	$12,441
4/30/22	$12,459	$11,355	$11,759
5/31/22	$12,445	$11,340	$11,781
6/30/22	$11,682	$11,168	$11,129
7/31/22	$12,004	$11,452	$11,485
8/31/22	$11,906	$11,153	$11,351
9/30/22	$11,150	$10,795	$10,661
10/31/22	$11,102	$10,758	$10,670
11/30/22	$12,002	$11,032	$11,411
12/31/22	$12,055	$10,902	$11,455
1/31/23	$12,506	$11,153	$11,811
2/28/23	$12,208	$10,975	$11,550
3/31/23	$12,341	$11,219	$11,712
4/30/23	$12,394	$11,276	$11,771
5/31/23	$12,257	$11,232	$11,666
6/30/23	$12,517	$11,225	$11,891
7/31/23	$12,733	$11,229	$12,082
8/31/23	$12,547	$11,215	$11,914
9/30/23	$12,191	$11,021	$11,579
10/31/23	$12,093	$10,943	$11,411
11/30/23	$12,789	$11,319	$12,072
12/31/23	$13,427	$11,681	$12,652
1/31/24	$13,305	$11,658	$12,503
2/29/24	$13,400	$11,578	$12,589
3/31/24	$13,687	$11,683	$12,828
4/30/24	$13,421	$11,495	$12,571
5/31/24	$13,677	$11,596	$12,800
6/30/24	$13,755	$11,697	$12,884
7/31/24	$14,044	$11,923	$13,119
8/31/24	$14,352	$12,053	$13,425
9/30/24	$14,655	$12,193	$13,666
10/31/24	$14,391	$12,028	$13,421
11/30/24	$14,629	$12,171	$13,580
12/31/24	$14,446	$12,078	$13,377
1/31/25	$14,669	$12,125	$13,541
2/28/25	$14,939	$12,271	$13,764
3/31/25	$14,808	$12,219	$13,691
4/30/25	$14,775	$12,340	$13,679
5/31/25	$14,896	$12,299	$13,796
6/30/25	$15,292	$12,417	$14,110
7/31/25	$15,494	$12,407	$14,276
8/31/25	$15,779	$12,475	$14,494
9/30/25	$16,037	$12,567	$14,729
10/31/25	$16,434	$12,666	$15,053
11/30/25	$16,556	$12,692	$15,098
12/31/25	$16,634	$12,665	$15,176

The table below shows the average annual total returns of the Portfolio, a regulatory index, and one or more supplemental index(es) for certain periods ended December 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	15.15%	2.60%	5.22%
Bloomberg Global Aggregate (USD Hedged) Index	4.86%	0.34%	2.39%
J.P. Morgan Emerging Markets Bond Index (EMBI) Global	13.45%	1.74%	4.26%

All Portfolio returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index. For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$205,514
# of Portfolio Holdings	895
Portfolio Turnover Rate	67%
Total Net Advisory Fees Paid During the Reporting Period	$886
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

United States	6.8%
Mexico	6.6%
Brazil	6.4%
Turkey	5.9%
Argentina	3.5%
Indonesia	3.1%
Luxembourg	3.1%
Saudi Arabia	2.7%
Cayman Islands	2.6%
Peru	2.5%
Other Countries	51.7%
Short-Term Instruments	1.3%
Affiliated Investments	4.2%
Financial Derivative Instruments	(0.2%)
Other Assets and Liabilities, Net	(0.2%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Portfolio Changes

This is a summary of certain changes and planned changes of the Portfolio since the beginning of the reporting period. For more information, you may refer to the Portfolio's next prospectus, which we expect to be available by April 30, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Portfolio Operating Expenses. Annual portfolio operating expenses decreased during the year by 0.11% as a result of lower expenses related to interest.

Additional Information

For additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/pvit or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: www.pimco.com/tax.

Institutional Class

PIMCO Emerging Markets Bond Portfolio

Annual Shareholder Report |

December 31, 2025

PVIT2051TSRAR_123125

Class M

PIMCO Emerging Markets Bond Portfolio

Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about the PIMCO Emerging Markets Bond Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$158	1.47%

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Exposure to emerging market local currencies like the Nigerian naira and the Turkish lira, contributed to relative performance, as the currencies had positive carry.

  Overweight exposure to Ecuadorian sovereign debt contributed to relative performance, as spreads tightened.

  Security selection within Mexican sovereign debt contributed to relative performance, as spreads tightened.

  Overweight exposure to Senegalese sovereign debt detracted from relative performance, as spreads widened.

  Security selection within Brazilian corporate debt detracted from relative performance, as Brazilian corporate spreads underperformed Brazilian sovereign spreads.

Portfolio Performance

In addition to the Portfolio's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Portfolio's regulatory index is the Bloomberg Global Aggregate (USD Hedged) Index. The Portfolio's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended December 31, 2025 or the life of the Portfolio, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Class M	Bloomberg Global Aggregate (USD Hedged) Index	J.P. Morgan Emerging Markets Bond Index (EMBI) Global
12/31/15	$10,000	$10,000	$10,000
1/31/16	$9,885	$10,146	$9,980
2/29/16	$10,065	$10,244	$10,182
3/31/16	$10,478	$10,328	$10,522
4/30/16	$10,748	$10,346	$10,723
5/31/16	$10,722	$10,389	$10,691
6/30/16	$11,168	$10,587	$11,090
7/31/16	$11,370	$10,650	$11,262
8/31/16	$11,600	$10,645	$11,465
9/30/16	$11,659	$10,644	$11,504
10/31/16	$11,526	$10,541	$11,335
11/30/16	$11,068	$10,366	$10,863
12/31/16	$11,297	$10,395	$11,019
1/31/17	$11,458	$10,357	$11,178
2/28/17	$11,705	$10,446	$11,410
3/31/17	$11,755	$10,441	$11,449
4/30/17	$11,947	$10,512	$11,636
5/31/17	$12,021	$10,573	$11,732
6/30/17	$11,963	$10,543	$11,702
7/31/17	$12,063	$10,578	$11,779
8/31/17	$12,269	$10,674	$11,983
9/30/17	$12,300	$10,625	$11,981
10/31/17	$12,355	$10,670	$12,003
11/30/17	$12,309	$10,687	$11,971
12/31/17	$12,376	$10,710	$12,046
1/31/18	$12,375	$10,634	$12,023
2/28/18	$12,157	$10,610	$11,787
3/31/18	$12,185	$10,698	$11,831
4/30/18	$12,030	$10,658	$11,658
5/31/18	$11,885	$10,698	$11,532
6/30/18	$11,749	$10,718	$11,416
7/31/18	$11,976	$10,721	$11,651
8/31/18	$11,699	$10,754	$11,427
9/30/18	$11,927	$10,713	$11,629
10/31/18	$11,659	$10,692	$11,370
11/30/18	$11,597	$10,744	$11,325
12/31/18	$11,755	$10,899	$11,491
1/31/19	$12,305	$11,015	$11,999
2/28/19	$12,389	$11,028	$12,073
3/31/19	$12,540	$11,225	$12,248
4/30/19	$12,554	$11,232	$12,263
5/31/19	$12,591	$11,394	$12,333
6/30/19	$13,010	$11,553	$12,709
7/31/19	$13,153	$11,644	$12,855
8/31/19	$13,151	$11,908	$12,926
9/30/19	$13,112	$11,853	$12,879
10/31/19	$13,187	$11,833	$12,927
11/30/19	$13,162	$11,819	$12,905
12/31/19	$13,451	$11,795	$13,148
1/31/20	$13,690	$12,008	$13,376
2/29/20	$13,603	$12,155	$13,268
3/31/20	$11,706	$11,965	$11,602
4/30/20	$11,957	$12,159	$11,857
5/31/20	$12,692	$12,194	$12,537
6/30/20	$13,090	$12,254	$12,902
7/31/20	$13,588	$12,388	$13,379
8/31/20	$13,653	$12,299	$13,419
9/30/20	$13,416	$12,343	$13,197
10/31/20	$13,414	$12,344	$13,181
11/30/20	$14,019	$12,415	$13,675
12/31/20	$14,310	$12,453	$13,921
1/31/21	$14,127	$12,386	$13,752
2/28/21	$13,787	$12,193	$13,399
3/31/21	$13,597	$12,145	$13,260
4/30/21	$13,923	$12,177	$13,514
5/31/21	$14,082	$12,204	$13,660
6/30/21	$14,174	$12,264	$13,782
7/31/21	$14,252	$12,416	$13,856
8/31/21	$14,394	$12,391	$13,983
9/30/21	$14,081	$12,274	$13,708
10/31/21	$13,998	$12,242	$13,717
11/30/21	$13,711	$12,330	$13,518
12/31/21	$13,901	$12,280	$13,710
1/31/22	$13,521	$12,087	$13,314
2/28/22	$12,819	$11,926	$12,581
3/31/22	$12,818	$11,669	$12,441
4/30/22	$12,110	$11,355	$11,759
5/31/22	$12,093	$11,340	$11,781
6/30/22	$11,347	$11,168	$11,129
7/31/22	$11,655	$11,452	$11,485
8/31/22	$11,555	$11,153	$11,351
9/30/22	$10,817	$10,795	$10,661
10/31/22	$10,767	$10,758	$10,670
11/30/22	$11,636	$11,032	$11,411
12/31/22	$11,682	$10,902	$11,455
1/31/23	$12,115	$11,153	$11,811
2/28/23	$11,822	$10,975	$11,550
3/31/23	$11,946	$11,219	$11,712
4/30/23	$11,994	$11,276	$11,771
5/31/23	$11,857	$11,232	$11,666
6/30/23	$12,103	$11,225	$11,891
7/31/23	$12,307	$11,229	$12,082
8/31/23	$12,123	$11,215	$11,914
9/30/23	$11,775	$11,021	$11,579
10/31/23	$11,676	$10,943	$11,411
11/30/23	$12,343	$11,319	$12,072
12/31/23	$12,954	$11,681	$12,652
1/31/24	$12,832	$11,658	$12,503
2/29/24	$12,919	$11,578	$12,589
3/31/24	$13,191	$11,683	$12,828
4/30/24	$12,929	$11,495	$12,571
5/31/24	$13,170	$11,596	$12,800
6/30/24	$13,241	$11,697	$12,884
7/31/24	$13,514	$11,923	$13,119
8/31/24	$13,805	$12,053	$13,425
9/30/24	$14,091	$12,193	$13,666
10/31/24	$13,832	$12,028	$13,421
11/30/24	$14,056	$12,171	$13,580
12/31/24	$13,874	$12,078	$13,377
1/31/25	$14,084	$12,125	$13,541
2/28/25	$14,338	$12,271	$13,764
3/31/25	$14,207	$12,219	$13,691
4/30/25	$14,171	$12,340	$13,679
5/31/25	$14,280	$12,299	$13,796
6/30/25	$14,655	$12,417	$14,110
7/31/25	$14,843	$12,407	$14,276
8/31/25	$15,110	$12,475	$14,494
9/30/25	$15,352	$12,567	$14,729
10/31/25	$15,726	$12,666	$15,053
11/30/25	$15,837	$12,692	$15,098
12/31/25	$15,905	$12,665	$15,176

The table below shows the average annual total returns of the Portfolio, a regulatory index, and one or more supplemental index(es) for certain periods ended December 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Class M	14.64%	2.14%	4.75%
Bloomberg Global Aggregate (USD Hedged) Index	4.86%	0.34%	2.39%
J.P. Morgan Emerging Markets Bond Index (EMBI) Global	13.45%	1.74%	4.26%

All Portfolio returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index. For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$205,514
# of Portfolio Holdings	895
Portfolio Turnover Rate	67%
Total Net Advisory Fees Paid During the Reporting Period	$886
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

United States	6.8%
Mexico	6.6%
Brazil	6.4%
Turkey	5.9%
Argentina	3.5%
Indonesia	3.1%
Luxembourg	3.1%
Saudi Arabia	2.7%
Cayman Islands	2.6%
Peru	2.5%
Other Countries	51.7%
Short-Term Instruments	1.3%
Affiliated Investments	4.2%
Financial Derivative Instruments	(0.2%)
Other Assets and Liabilities, Net	(0.2%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Portfolio Changes

This is a summary of certain changes and planned changes of the Portfolio since the beginning of the reporting period. For more information, you may refer to the Portfolio's next prospectus, which we expect to be available by April 30, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Portfolio Operating Expenses. Annual portfolio operating expenses decreased during the year by 0.11% as a result of lower expenses related to interest.

Additional Information

For additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/pvit or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: www.pimco.com/tax.

Class M

PIMCO Emerging Markets Bond Portfolio

Annual Shareholder Report |

December 31, 2025

PVIT2106TSRAR_123125

Administrative Class

PIMCO Global Bond Opportunities Portfolio (Unhedged)

Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about the PIMCO Global Bond Opportunities Portfolio (Unhedged) (the "Portfolio") for the period of January 1, 2025 to December 31, 2025 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$122	1.15%

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Overweight exposure to the euro contributed to absolute performance, as it appreciated relative to the U.S. dollar.

  Curve positioning in the U.S., primarily overweight exposure to the intermediate section and underweight exposure to the long end of the curve, contributed to absolute performance, as the curve steepened.

  Exposure to the Secured Overnight Financing Rate contributed to absolute performance, as the cash rate remained elevated.

  Overweight exposure to Australian duration detracted from absolute performance, as yields in Australia rose.

  Curve positioning within Japanese rates, particularly an overweight exposure to the long end of the curve, detracted from absolute performance, as yields rose.

  Short exposure to select emerging market Asian currencies, particularly the South Korean won and the Taiwanese dollar, detracted from absolute performance, as they appreciated relative to the U.S. dollar.

Portfolio Performance

In addition to the Portfolio's performance, the graph and the table in this section include performance of a broad-based securities market index (i.e., a regulatory index). The Portfolio's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended December 31, 2025 or the life of the Portfolio, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Administrative Class	Bloomberg Global Aggregate (USD Unhedged) Index
12/31/15	$10,000	$10,000
1/31/16	$10,072	$10,087
2/29/16	$10,223	$10,311
3/31/16	$10,519	$10,590
4/30/16	$10,688	$10,731
5/31/16	$10,536	$10,587
6/30/16	$10,874	$10,896
7/31/16	$11,043	$10,978
8/31/16	$11,003	$10,925
9/30/16	$11,087	$10,985
10/31/16	$10,838	$10,680
11/30/16	$10,401	$10,256
12/31/16	$10,404	$10,209
1/31/17	$10,536	$10,324
2/28/17	$10,624	$10,372
3/31/17	$10,660	$10,388
4/30/17	$10,767	$10,506
5/31/17	$10,948	$10,668
6/30/17	$10,951	$10,659
7/31/17	$11,170	$10,838
8/31/17	$11,281	$10,945
9/30/17	$11,202	$10,847
10/31/17	$11,169	$10,806
11/30/17	$11,264	$10,926
12/31/17	$11,301	$10,964
1/31/18	$11,528	$11,094
2/28/18	$11,340	$10,996
3/31/18	$11,403	$11,113
4/30/18	$11,217	$10,935
5/31/18	$11,079	$10,852
6/30/18	$11,026	$10,804
7/31/18	$11,093	$10,786
8/31/18	$10,986	$10,797
9/30/18	$11,021	$10,704
10/31/18	$10,835	$10,584
11/30/18	$10,829	$10,617
12/31/18	$10,828	$10,832
1/31/19	$11,074	$10,997
2/28/19	$11,075	$10,934
3/31/19	$11,079	$11,070
4/30/19	$11,113	$11,038
5/31/19	$11,141	$11,187
6/30/19	$11,339	$11,435
7/31/19	$11,245	$11,403
8/31/19	$11,269	$11,635
9/30/19	$11,228	$11,517
10/31/19	$11,344	$11,594
11/30/19	$11,265	$11,506
12/31/19	$11,491	$11,573
1/31/20	$11,522	$11,721
2/29/20	$11,438	$11,799
3/31/20	$10,808	$11,535
4/30/20	$11,101	$11,761
5/31/20	$11,327	$11,813
6/30/20	$11,513	$11,918
7/31/20	$11,909	$12,298
8/31/20	$12,110	$12,279
9/30/20	$12,000	$12,235
10/31/20	$12,043	$12,247
11/30/20	$12,353	$12,470
12/31/20	$12,653	$12,637
1/31/21	$12,619	$12,526
2/28/21	$12,514	$12,310
3/31/21	$12,338	$12,073
4/30/21	$12,505	$12,226
5/31/21	$12,599	$12,341
6/30/21	$12,399	$12,232
7/31/21	$12,445	$12,395
8/31/21	$12,414	$12,343
9/30/21	$12,291	$12,124
10/31/21	$12,178	$12,094
11/30/21	$12,077	$12,059
12/31/21	$12,127	$12,042
1/31/22	$12,017	$11,795
2/28/22	$11,906	$11,655
3/31/22	$11,651	$11,300
4/30/22	$11,120	$10,681
5/31/22	$11,167	$10,710
6/30/22	$10,794	$10,367
7/31/22	$10,899	$10,587
8/31/22	$10,620	$10,169
9/30/22	$10,167	$9,647
10/31/22	$10,121	$9,580
11/30/22	$10,656	$10,031
12/31/22	$10,793	$10,086
1/31/23	$11,116	$10,417
2/28/23	$10,777	$10,070
3/31/23	$10,992	$10,389
4/30/23	$11,057	$10,435
5/31/23	$10,838	$10,231
6/30/23	$10,834	$10,230
7/31/23	$10,946	$10,301
8/31/23	$10,780	$10,160
9/30/23	$10,543	$9,863
10/31/23	$10,411	$9,745
11/30/23	$10,891	$10,237
12/31/23	$11,360	$10,662
1/31/24	$11,201	$10,515
2/29/24	$11,104	$10,383
3/31/24	$11,220	$10,440
4/30/24	$10,995	$10,176
5/31/24	$11,201	$10,310
6/30/24	$11,177	$10,325
7/31/24	$11,453	$10,610
8/31/24	$11,610	$10,861
9/30/24	$11,823	$11,046
10/31/24	$11,411	$10,675
11/30/24	$11,460	$10,712
12/31/24	$11,304	$10,482
1/31/25	$11,428	$10,542
2/28/25	$11,603	$10,692
3/31/25	$11,779	$10,758
4/30/25	$11,986	$11,074
5/31/25	$12,020	$11,035
6/30/25	$12,364	$11,244
7/31/25	$12,174	$11,077
8/31/25	$12,463	$11,238
9/30/25	$12,547	$11,311
10/31/25	$12,548	$11,282
11/30/25	$12,630	$11,309
12/31/25	$12,758	$11,338

The table below shows the average annual total returns of the Portfolio and a regulatory index for certain periods ended December 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Administrative Class	12.87%	0.17%	2.47%
Bloomberg Global Aggregate (USD Unhedged) Index	8.17%	(2.15%)	1.26%

All Portfolio returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index. For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$138,274
# of Portfolio Holdings	1,036
Portfolio Turnover Rate	696%
Total Net Advisory Fees Paid During the Reporting Period	$330
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

United States	86.7%
France	6.9%
United Kingdom	6.6%
Japan	5.5%
Spain	4.7%
Australia	3.0%
South Africa	2.7%
Ireland	2.6%
Cayman Islands	2.4%
Italy	2.4%
Other Countries	15.0%
Short-Term Instruments	3.3%
Affiliated Investments	1.1%
Financial Derivative Instruments	0.3%
Other Assets and Liabilities, Net	(43.0%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Portfolio Changes

This is a summary of certain changes and planned changes of the Portfolio since the beginning of the reporting period. For more information, you may refer to the Portfolio's next prospectus, which we expect to be available by April 30, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Portfolio Operating Expenses. Annual portfolio operating expenses increased during the year by 0.07% as a result of higher expenses related to interest.

Additional Information

For additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/pvit or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: www.pimco.com/tax.

Administrative Class

PIMCO Global Bond Opportunities Portfolio (Unhedged)

Annual Shareholder Report |

December 31, 2025

PVIT0336TSRAR_123125

Advisor Class

PIMCO Global Bond Opportunities Portfolio (Unhedged)

Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about the PIMCO Global Bond Opportunities Portfolio (Unhedged) (the "Portfolio") for the period of January 1, 2025 to December 31, 2025 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$133	1.25%

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Overweight exposure to the euro contributed to absolute performance, as it appreciated relative to the U.S. dollar.

  Curve positioning in the U.S., primarily overweight exposure to the intermediate section and underweight exposure to the long end of the curve, contributed to absolute performance, as the curve steepened.

  Exposure to the Secured Overnight Financing Rate contributed to absolute performance, as the cash rate remained elevated.

  Overweight exposure to Australian duration detracted from absolute performance, as yields in Australia rose.

  Curve positioning within Japanese rates, particularly an overweight exposure to the long end of the curve, detracted from absolute performance, as yields rose.

  Short exposure to select emerging market Asian currencies, particularly the South Korean won and the Taiwanese dollar, detracted from absolute performance, as they appreciated relative to the U.S. dollar.

Portfolio Performance

In addition to the Portfolio's performance, the graph and the table in this section include performance of a broad-based securities market index (i.e., a regulatory index). The Portfolio's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended December 31, 2025 or the life of the Portfolio, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Advisor Class	Bloomberg Global Aggregate (USD Unhedged) Index
12/31/15	$10,000	$10,000
1/31/16	$10,071	$10,087
2/29/16	$10,221	$10,311
3/31/16	$10,517	$10,590
4/30/16	$10,684	$10,731
5/31/16	$10,532	$10,587
6/30/16	$10,869	$10,896
7/31/16	$11,036	$10,978
8/31/16	$10,996	$10,925
9/30/16	$11,079	$10,985
10/31/16	$10,829	$10,680
11/30/16	$10,392	$10,256
12/31/16	$10,394	$10,209
1/31/17	$10,525	$10,324
2/28/17	$10,612	$10,372
3/31/17	$10,647	$10,388
4/30/17	$10,753	$10,506
5/31/17	$10,932	$10,668
6/30/17	$10,934	$10,659
7/31/17	$11,152	$10,838
8/31/17	$11,263	$10,945
9/30/17	$11,182	$10,847
10/31/17	$11,149	$10,806
11/30/17	$11,243	$10,926
12/31/17	$11,279	$10,964
1/31/18	$11,504	$11,094
2/28/18	$11,315	$10,996
3/31/18	$11,377	$11,113
4/30/18	$11,191	$10,935
5/31/18	$11,052	$10,852
6/30/18	$10,999	$10,804
7/31/18	$11,065	$10,786
8/31/18	$10,956	$10,797
9/30/18	$10,991	$10,704
10/31/18	$10,805	$10,584
11/30/18	$10,797	$10,617
12/31/18	$10,795	$10,832
1/31/19	$11,040	$10,997
2/28/19	$11,040	$10,934
3/31/19	$11,043	$11,070
4/30/19	$11,076	$11,038
5/31/19	$11,103	$11,187
6/30/19	$11,300	$11,435
7/31/19	$11,205	$11,403
8/31/19	$11,228	$11,635
9/30/19	$11,186	$11,517
10/31/19	$11,301	$11,594
11/30/19	$11,222	$11,506
12/31/19	$11,445	$11,573
1/31/20	$11,475	$11,721
2/29/20	$11,391	$11,799
3/31/20	$10,762	$11,535
4/30/20	$11,053	$11,761
5/31/20	$11,278	$11,813
6/30/20	$11,462	$11,918
7/31/20	$11,855	$12,298
8/31/20	$12,054	$12,279
9/30/20	$11,943	$12,235
10/31/20	$11,985	$12,247
11/30/20	$12,293	$12,470
12/31/20	$12,590	$12,637
1/31/21	$12,556	$12,526
2/28/21	$12,450	$12,310
3/31/21	$12,273	$12,073
4/30/21	$12,439	$12,226
5/31/21	$12,531	$12,341
6/30/21	$12,331	$12,232
7/31/21	$12,376	$12,395
8/31/21	$12,344	$12,343
9/30/21	$12,221	$12,124
10/31/21	$12,108	$12,094
11/30/21	$12,006	$12,059
12/31/21	$12,055	$12,042
1/31/22	$11,944	$11,795
2/28/22	$11,833	$11,655
3/31/22	$11,579	$11,300
4/30/22	$11,050	$10,681
5/31/22	$11,096	$10,710
6/30/22	$10,724	$10,367
7/31/22	$10,828	$10,587
8/31/22	$10,549	$10,169
9/30/22	$10,099	$9,647
10/31/22	$10,052	$9,580
11/30/22	$10,582	$10,031
12/31/22	$10,717	$10,086
1/31/23	$11,038	$10,417
2/28/23	$10,700	$10,070
3/31/23	$10,913	$10,389
4/30/23	$10,976	$10,435
5/31/23	$10,758	$10,231
6/30/23	$10,753	$10,230
7/31/23	$10,863	$10,301
8/31/23	$10,698	$10,160
9/30/23	$10,461	$9,863
10/31/23	$10,330	$9,745
11/30/23	$10,805	$10,237
12/31/23	$11,270	$10,662
1/31/24	$11,111	$10,515
2/29/24	$11,014	$10,383
3/31/24	$11,128	$10,440
4/30/24	$10,904	$10,176
5/31/24	$11,108	$10,310
6/30/24	$11,083	$10,325
7/31/24	$11,355	$10,610
8/31/24	$11,510	$10,861
9/30/24	$11,721	$11,046
10/31/24	$11,311	$10,675
11/30/24	$11,359	$10,712
12/31/24	$11,203	$10,482
1/31/25	$11,325	$10,542
2/28/25	$11,497	$10,692
3/31/25	$11,671	$10,758
4/30/25	$11,875	$11,074
5/31/25	$11,907	$11,035
6/30/25	$12,247	$11,244
7/31/25	$12,058	$11,077
8/31/25	$12,344	$11,238
9/30/25	$12,425	$11,311
10/31/25	$12,426	$11,282
11/30/25	$12,505	$11,309
12/31/25	$12,632	$11,338

The table below shows the average annual total returns of the Portfolio and a regulatory index for certain periods ended December 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Advisor Class	12.76%	0.07%	2.36%
Bloomberg Global Aggregate (USD Unhedged) Index	8.17%	(2.15%)	1.26%

All Portfolio returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index. For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$138,274
# of Portfolio Holdings	1,036
Portfolio Turnover Rate	696%
Total Net Advisory Fees Paid During the Reporting Period	$330
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

United States	86.7%
France	6.9%
United Kingdom	6.6%
Japan	5.5%
Spain	4.7%
Australia	3.0%
South Africa	2.7%
Ireland	2.6%
Cayman Islands	2.4%
Italy	2.4%
Other Countries	15.0%
Short-Term Instruments	3.3%
Affiliated Investments	1.1%
Financial Derivative Instruments	0.3%
Other Assets and Liabilities, Net	(43.0%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Portfolio Changes

This is a summary of certain changes and planned changes of the Portfolio since the beginning of the reporting period. For more information, you may refer to the Portfolio's next prospectus, which we expect to be available by April 30, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Portfolio Operating Expenses. Annual portfolio operating expenses increased during the year by 0.07% as a result of higher expenses related to interest.

Additional Information

For additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/pvit or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: www.pimco.com/tax.

Advisor Class

PIMCO Global Bond Opportunities Portfolio (Unhedged)

Annual Shareholder Report |

December 31, 2025

PVIT1881TSRAR_123125

Institutional Class

PIMCO Global Bond Opportunities Portfolio (Unhedged)

Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about the PIMCO Global Bond Opportunities Portfolio (Unhedged) (the "Portfolio") for the period of January 1, 2025 to December 31, 2025 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$107	1.00%

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Overweight exposure to the euro contributed to absolute performance, as it appreciated relative to the U.S. dollar.

  Curve positioning in the U.S., primarily overweight exposure to the intermediate section and underweight exposure to the long end of the curve, contributed to absolute performance, as the curve steepened.

  Exposure to the Secured Overnight Financing Rate contributed to absolute performance, as the cash rate remained elevated.

  Overweight exposure to Australian duration detracted from absolute performance, as yields in Australia rose.

  Curve positioning within Japanese rates, particularly an overweight exposure to the long end of the curve, detracted from absolute performance, as yields rose.

  Short exposure to select emerging market Asian currencies, particularly the South Korean won and the Taiwanese dollar, detracted from absolute performance, as they appreciated relative to the U.S. dollar.

Portfolio Performance

In addition to the Portfolio's performance, the graph and the table in this section include performance of a broad-based securities market index (i.e., a regulatory index). The Portfolio's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended December 31, 2025 or the life of the Portfolio, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Institutional Class	Bloomberg Global Aggregate (USD Unhedged) Index
12/31/15	$10,000	$10,000
1/31/16	$10,073	$10,087
2/29/16	$10,225	$10,311
3/31/16	$10,523	$10,590
4/30/16	$10,693	$10,731
5/31/16	$10,542	$10,587
6/30/16	$10,882	$10,896
7/31/16	$11,052	$10,978
8/31/16	$11,014	$10,925
9/30/16	$11,099	$10,985
10/31/16	$10,851	$10,680
11/30/16	$10,416	$10,256
12/31/16	$10,420	$10,209
1/31/17	$10,553	$10,324
2/28/17	$10,642	$10,372
3/31/17	$10,680	$10,388
4/30/17	$10,788	$10,506
5/31/17	$10,971	$10,668
6/30/17	$10,975	$10,659
7/31/17	$11,196	$10,838
8/31/17	$11,309	$10,945
9/30/17	$11,231	$10,847
10/31/17	$11,199	$10,806
11/30/17	$11,296	$10,926
12/31/17	$11,335	$10,964
1/31/18	$11,564	$11,094
2/28/18	$11,376	$10,996
3/31/18	$11,441	$11,113
4/30/18	$11,256	$10,935
5/31/18	$11,119	$10,852
6/30/18	$11,067	$10,804
7/31/18	$11,136	$10,786
8/31/18	$11,029	$10,797
9/30/18	$11,066	$10,704
10/31/18	$10,881	$10,584
11/30/18	$10,876	$10,617
12/31/18	$10,876	$10,832
1/31/19	$11,125	$10,997
2/28/19	$11,127	$10,934
3/31/19	$11,133	$11,070
4/30/19	$11,169	$11,038
5/31/19	$11,198	$11,187
6/30/19	$11,398	$11,435
7/31/19	$11,305	$11,403
8/31/19	$11,331	$11,635
9/30/19	$11,291	$11,517
10/31/19	$11,409	$11,594
11/30/19	$11,332	$11,506
12/31/19	$11,560	$11,573
1/31/20	$11,592	$11,721
2/29/20	$11,509	$11,799
3/31/20	$10,877	$11,535
4/30/20	$11,173	$11,761
5/31/20	$11,402	$11,813
6/30/20	$11,591	$11,918
7/31/20	$11,991	$12,298
8/31/20	$12,195	$12,279
9/30/20	$12,085	$12,235
10/31/20	$12,130	$12,247
11/30/20	$12,444	$12,470
12/31/20	$12,748	$12,637
1/31/21	$12,715	$12,526
2/28/21	$12,611	$12,310
3/31/21	$12,435	$12,073
4/30/21	$12,605	$12,226
5/31/21	$12,701	$12,341
6/30/21	$12,501	$12,232
7/31/21	$12,549	$12,395
8/31/21	$12,519	$12,343
9/30/21	$12,397	$12,124
10/31/21	$12,285	$12,094
11/30/21	$12,184	$12,059
12/31/21	$12,236	$12,042
1/31/22	$12,127	$11,795
2/28/22	$12,016	$11,655
3/31/22	$11,761	$11,300
4/30/22	$11,225	$10,681
5/31/22	$11,275	$10,710
6/30/22	$10,899	$10,367
7/31/22	$11,007	$10,587
8/31/22	$10,726	$10,169
9/30/22	$10,271	$9,647
10/31/22	$10,225	$9,580
11/30/22	$10,767	$10,031
12/31/22	$10,906	$10,086
1/31/23	$11,235	$10,417
2/28/23	$10,893	$10,070
3/31/23	$11,112	$10,389
4/30/23	$11,179	$10,435
5/31/23	$10,959	$10,231
6/30/23	$10,956	$10,230
7/31/23	$11,071	$10,301
8/31/23	$10,904	$10,160
9/30/23	$10,666	$9,863
10/31/23	$10,534	$9,745
11/30/23	$11,021	$10,237
12/31/23	$11,497	$10,662
1/31/24	$11,337	$10,515
2/29/24	$11,240	$10,383
3/31/24	$11,360	$10,440
4/30/24	$11,133	$10,176
5/31/24	$11,343	$10,310
6/30/24	$11,320	$10,325
7/31/24	$11,601	$10,610
8/31/24	$11,761	$10,861
9/30/24	$11,979	$11,046
10/31/24	$11,563	$10,675
11/30/24	$11,614	$10,712
12/31/24	$11,457	$10,482
1/31/25	$11,585	$10,542
2/28/25	$11,763	$10,692
3/31/25	$11,943	$10,758
4/30/25	$12,154	$11,074
5/31/25	$12,190	$11,035
6/30/25	$12,541	$11,244
7/31/25	$12,349	$11,077
8/31/25	$12,645	$11,238
9/30/25	$12,731	$11,311
10/31/25	$12,734	$11,282
11/30/25	$12,818	$11,309
12/31/25	$12,950	$11,338

The table below shows the average annual total returns of the Portfolio and a regulatory index for certain periods ended December 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	13.04%	0.32%	2.62%
Bloomberg Global Aggregate (USD Unhedged) Index	8.17%	(2.15%)	1.26%

All Portfolio returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index. For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$138,274
# of Portfolio Holdings	1,036
Portfolio Turnover Rate	696%
Total Net Advisory Fees Paid During the Reporting Period	$330
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

United States	86.7%
France	6.9%
United Kingdom	6.6%
Japan	5.5%
Spain	4.7%
Australia	3.0%
South Africa	2.7%
Ireland	2.6%
Cayman Islands	2.4%
Italy	2.4%
Other Countries	15.0%
Short-Term Instruments	3.3%
Affiliated Investments	1.1%
Financial Derivative Instruments	0.3%
Other Assets and Liabilities, Net	(43.0%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Portfolio Changes

This is a summary of certain changes and planned changes of the Portfolio since the beginning of the reporting period. For more information, you may refer to the Portfolio's next prospectus, which we expect to be available by April 30, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Portfolio Operating Expenses. Annual portfolio operating expenses increased during the year by 0.07% as a result of higher expenses related to interest.

Additional Information

For additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/pvit or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: www.pimco.com/tax.

Institutional Class

PIMCO Global Bond Opportunities Portfolio (Unhedged)

Annual Shareholder Report |

December 31, 2025

PVIT1876TSRAR_123125

Administrative Class

PIMCO Global Core Bond (Hedged) Portfolio

Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about the PIMCO Global Core Bond (Hedged) Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$117	1.13%

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Curve positioning in the U.S., primarily overweight exposure to the intermediate section and underweight exposure to the long end of the curve, contributed to relative performance, as the curve steepened.

  Long exposure to securitized credit, particularly non-agency residential mortgage-backed securities, contributed to relative performance, as spreads tightened.

  Long exposure to select emerging market ("EM") CEEMEA currencies, particularly the Turkish lira and Polish zloty, contributed to relative performance, as the local yields in Turkey remained high and the Polish zloty appreciated relative to the U.S. dollar.

  Overweight exposure to Australian duration detracted from relative performance, as yields in Australia rose.

  Short exposure to select EM Asian currencies, particularly the South Korean won and Taiwanese dollar, detracted from relative performance, as they appreciated relative to the U.S. dollar.

  Positioning within Japanese rates detracted from relative performance, as the curve steepened.

Portfolio Performance

In addition to the Portfolio's performance, the graph and the table in this section include performance of a broad-based securities market index (i.e., a regulatory index). The Portfolio's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended December 31, 2025 or the life of the Portfolio, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Administrative Class	Bloomberg Global Aggregate (USD Hedged) Index
12/31/15	$10,000	$10,000
1/31/16	$10,019	$10,146
2/29/16	$9,991	$10,244
3/31/16	$10,269	$10,328
4/30/16	$10,353	$10,346
5/31/16	$10,252	$10,389
6/30/16	$10,502	$10,587
7/31/16	$10,664	$10,650
8/31/16	$10,718	$10,645
9/30/16	$10,788	$10,644
10/31/16	$10,760	$10,541
11/30/16	$10,609	$10,366
12/31/16	$10,678	$10,395
1/31/17	$10,663	$10,357
2/28/17	$10,809	$10,446
3/31/17	$10,799	$10,441
4/30/17	$10,856	$10,512
5/31/17	$10,926	$10,573
6/30/17	$10,892	$10,543
7/31/17	$10,951	$10,578
8/31/17	$11,081	$10,674
9/30/17	$11,069	$10,625
10/31/17	$11,117	$10,670
11/30/17	$11,131	$10,687
12/31/17	$11,136	$10,710
1/31/18	$11,126	$10,634
2/28/18	$11,081	$10,610
3/31/18	$11,166	$10,698
4/30/18	$11,133	$10,658
5/31/18	$11,159	$10,698
6/30/18	$11,187	$10,718
7/31/18	$11,216	$10,721
8/31/18	$11,235	$10,754
9/30/18	$11,201	$10,713
10/31/18	$11,169	$10,692
11/30/18	$11,163	$10,744
12/31/18	$11,253	$10,899
1/31/19	$11,400	$11,015
2/28/19	$11,429	$11,028
3/31/19	$11,594	$11,225
4/30/19	$11,629	$11,232
5/31/19	$11,777	$11,394
6/30/19	$11,934	$11,553
7/31/19	$12,019	$11,644
8/31/19	$12,224	$11,908
9/30/19	$12,158	$11,853
10/31/19	$12,152	$11,833
11/30/19	$12,116	$11,819
12/31/19	$12,140	$11,795
1/31/20	$12,356	$12,008
2/29/20	$12,437	$12,155
3/31/20	$12,029	$11,965
4/30/20	$12,294	$12,159
5/31/20	$12,422	$12,194
6/30/20	$12,548	$12,254
7/31/20	$12,760	$12,388
8/31/20	$12,790	$12,299
9/30/20	$12,847	$12,343
10/31/20	$12,879	$12,344
11/30/20	$13,013	$12,415
12/31/20	$13,123	$12,453
1/31/21	$13,085	$12,386
2/28/21	$12,918	$12,193
3/31/21	$12,871	$12,145
4/30/21	$12,929	$12,177
5/31/21	$12,946	$12,204
6/30/21	$12,974	$12,264
7/31/21	$13,107	$12,416
8/31/21	$13,093	$12,391
9/30/21	$12,973	$12,274
10/31/21	$12,905	$12,242
11/30/21	$12,944	$12,330
12/31/21	$12,924	$12,280
1/31/22	$12,763	$12,087
2/28/22	$12,576	$11,926
3/31/22	$12,336	$11,669
4/30/22	$11,974	$11,355
5/31/22	$11,936	$11,340
6/30/22	$11,672	$11,168
7/31/22	$11,975	$11,452
8/31/22	$11,693	$11,153
9/30/22	$11,258	$10,795
10/31/22	$11,229	$10,758
11/30/22	$11,533	$11,032
12/31/22	$11,433	$10,902
1/31/23	$11,752	$11,153
2/28/23	$11,577	$10,975
3/31/23	$11,738	$11,219
4/30/23	$11,798	$11,276
5/31/23	$11,737	$11,232
6/30/23	$11,735	$11,225
7/31/23	$11,786	$11,229
8/31/23	$11,758	$11,215
9/30/23	$11,603	$11,021
10/31/23	$11,487	$10,943
11/30/23	$11,915	$11,319
12/31/23	$12,344	$11,681
1/31/24	$12,323	$11,658
2/29/24	$12,246	$11,578
3/31/24	$12,422	$11,683
4/30/24	$12,221	$11,495
5/31/24	$12,351	$11,596
6/30/24	$12,434	$11,697
7/31/24	$12,636	$11,923
8/31/24	$12,700	$12,053
9/30/24	$12,885	$12,193
10/31/24	$12,639	$12,028
11/30/24	$12,841	$12,171
12/31/24	$12,784	$12,078
1/31/25	$12,885	$12,125
2/28/25	$13,041	$12,271
3/31/25	$12,997	$12,219
4/30/25	$13,058	$12,340
5/31/25	$13,030	$12,299
6/30/25	$13,221	$12,417
7/31/25	$13,210	$12,407
8/31/25	$13,345	$12,475
9/30/25	$13,434	$12,567
10/31/25	$13,600	$12,666
11/30/25	$13,625	$12,692
12/31/25	$13,643	$12,665

The table below shows the average annual total returns of the Portfolio and a regulatory index for certain periods ended December 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Administrative Class	6.72%	0.78%	3.16%
Bloomberg Global Aggregate (USD Hedged) Index	4.86%	0.34%	2.39%

All Portfolio returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index. For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$78,205
# of Portfolio Holdings	918
Portfolio Turnover Rate	646%
Total Net Advisory Fees Paid During the Reporting Period	$201
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

United States	83.7%
United Kingdom	7.6%
Japan	6.1%
France	6.1%
Canada	4.7%
Australia	4.4%
China	4.1%
Spain	3.4%
Italy	3.3%
Cayman Islands	3.2%
Ireland	2.6%
Other Countries	21.7%
Short-Term Instruments	1.7%
Affiliated Investments	0.3%
Financial Derivative Instruments	(0.6%)
Other Assets and Liabilities, Net	(52.4%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Portfolio Changes

This is a summary of certain changes and planned changes of the Portfolio since the beginning of the reporting period. For more information, you may refer to the Portfolio's next prospectus, which we expect to be available by April 30, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Portfolio Operating Expenses. Annual portfolio operating expenses increased during the year by 0.09% as a result of higher expenses related to interest.

Additional Information

For additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/pvit or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: www.pimco.com/tax.

Administrative Class

PIMCO Global Core Bond (Hedged) Portfolio

Annual Shareholder Report |

December 31, 2025

PVIT2005TSRAR_123125

Administrative Class

PIMCO Global Diversified Allocation Portfolio

Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about the PIMCO Global Diversified Allocation Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$49	0.46%

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Exposure to equities contributed to absolute performance, as underlying PIMCO equity funds and S&P 500 futures posted positive returns.

  Exposure to fixed income securities contributed to absolute performance, as underlying PIMCO bond funds posted positive returns.

  Active management in underlying PIMCO funds contributed to relative performance, as most funds outperformed their respective benchmarks.

  The Portfolio’s volatility management strategy, implemented using S&P 500 futures, contributed to absolute performance, due to an overweight exposure to equities.

  Within the Portfolio’s equity allocation, overweight exposure to international markets stocks through underlying PIMCO funds contributed to relative performance, as international stocks outperformed the U.S. market.

  Put options on the S&P 500 Index, used for tail risk hedging, detracted from absolute performance, as the S&P 500 Index posted positive returns.

  There were no other material detractors for the Portfolio.

Portfolio Performance

In addition to the Portfolio's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Portfolio's regulatory index is the MSCI World Index. The Portfolio's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended December 31, 2025 or the life of the Portfolio, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Administrative Class	MSCI World Index	Bloomberg U.S. Aggregate Index	Supplemental IndexFootnote Reference1
12/31/15	$10,000	$10,000	$10,000	$10,000
1/31/16	$9,628	$9,402	$10,138	$9,696
2/29/16	$9,518	$9,332	$10,210	$9,680
3/31/16	$9,995	$9,965	$10,303	$10,110
4/30/16	$10,159	$10,123	$10,343	$10,221
5/31/16	$10,170	$10,180	$10,345	$10,257
6/30/16	$10,181	$10,066	$10,531	$10,262
7/31/16	$10,500	$10,491	$10,598	$10,548
8/31/16	$10,544	$10,499	$10,586	$10,548
9/30/16	$10,577	$10,555	$10,580	$10,579
10/31/16	$10,467	$10,351	$10,499	$10,424
11/30/16	$10,522	$10,500	$10,250	$10,415
12/31/16	$10,781	$10,751	$10,265	$10,571
1/31/17	$10,959	$11,011	$10,285	$10,732
2/28/17	$11,238	$11,316	$10,354	$10,940
3/31/17	$11,284	$11,437	$10,349	$11,007
4/30/17	$11,418	$11,606	$10,428	$11,139
5/31/17	$11,564	$11,851	$10,509	$11,315
6/30/17	$11,609	$11,897	$10,498	$11,336
7/31/17	$11,801	$12,182	$10,543	$11,519
8/31/17	$11,891	$12,199	$10,638	$11,570
9/30/17	$12,070	$12,473	$10,587	$11,704
10/31/17	$12,274	$12,708	$10,593	$11,839
11/30/17	$12,467	$12,984	$10,580	$11,987
12/31/17	$12,599	$13,159	$10,628	$12,106
1/31/18	$13,070	$13,854	$10,506	$12,434
2/28/18	$12,599	$13,280	$10,406	$12,078
3/31/18	$12,420	$12,991	$10,473	$11,951
4/30/18	$12,443	$13,140	$10,395	$11,997
5/31/18	$12,512	$13,222	$10,469	$12,077
6/30/18	$12,492	$13,216	$10,456	$12,067
7/31/18	$12,782	$13,629	$10,459	$12,295
8/31/18	$12,886	$13,797	$10,526	$12,418
9/30/18	$12,925	$13,874	$10,458	$12,427
10/31/18	$12,181	$12,856	$10,376	$11,840
11/30/18	$12,205	$13,002	$10,438	$11,949
12/31/18	$11,473	$12,013	$10,630	$11,492
1/31/19	$12,168	$12,948	$10,742	$12,077
2/28/19	$12,432	$13,337	$10,736	$12,292
3/31/19	$12,603	$13,512	$10,942	$12,484
4/30/19	$12,951	$13,991	$10,945	$12,751
5/31/19	$12,410	$13,184	$11,139	$12,400
6/30/19	$13,098	$14,053	$11,279	$12,952
7/31/19	$13,171	$14,122	$11,304	$13,002
8/31/19	$12,894	$13,833	$11,597	$12,977
9/30/19	$13,086	$14,128	$11,535	$13,115
10/31/19	$13,341	$14,487	$11,570	$13,331
11/30/19	$13,609	$14,891	$11,564	$13,551
12/31/19	$13,965	$15,337	$11,556	$13,791
1/31/20	$13,940	$15,244	$11,778	$13,847
2/29/20	$13,387	$13,955	$11,990	$13,244
3/31/20	$12,204	$12,108	$11,920	$12,162
4/30/20	$12,575	$13,431	$12,132	$13,045
5/31/20	$12,785	$14,080	$12,188	$13,448
6/30/20	$13,048	$14,452	$12,265	$13,695
7/31/20	$13,289	$15,144	$12,448	$14,170
8/31/20	$13,612	$16,156	$12,348	$14,692
9/30/20	$13,433	$15,598	$12,341	$14,385
10/31/20	$13,351	$15,120	$12,286	$14,094
11/30/20	$14,152	$17,053	$12,406	$15,231
12/31/20	$14,544	$17,776	$12,424	$15,627
1/31/21	$14,599	$17,599	$12,334	$15,489
2/28/21	$14,722	$18,050	$12,156	$15,638
3/31/21	$14,853	$18,651	$12,005	$15,872
4/30/21	$15,256	$19,519	$12,099	$16,365
5/31/21	$15,464	$19,800	$12,139	$16,528
6/30/21	$15,613	$20,095	$12,224	$16,722
7/31/21	$15,698	$20,455	$12,361	$16,977
8/31/21	$15,868	$20,964	$12,337	$17,217
9/30/21	$15,344	$20,094	$12,231	$16,729
10/31/21	$15,712	$21,232	$12,227	$17,295
11/30/21	$15,471	$20,767	$12,263	$17,088
12/31/21	$15,795	$21,654	$12,232	$17,509
1/31/22	$15,150	$20,508	$11,968	$16,802
2/28/22	$14,778	$19,990	$11,835	$16,472
3/31/22	$14,725	$20,538	$11,506	$16,561
4/30/22	$13,956	$18,832	$11,069	$15,484
5/31/22	$14,014	$18,846	$11,141	$15,531
6/30/22	$13,166	$17,214	$10,966	$14,626
7/31/22	$13,735	$18,581	$11,234	$15,466
8/31/22	$13,377	$17,804	$10,917	$14,903
9/30/22	$12,488	$16,149	$10,445	$13,814
10/31/22	$12,784	$17,308	$10,310	$14,338
11/30/22	$13,440	$18,512	$10,689	$15,147
12/31/22	$13,179	$17,726	$10,641	$14,734
1/31/23	$13,822	$18,980	$10,968	$15,540
2/28/23	$13,522	$18,524	$10,684	$15,156
3/31/23	$13,677	$19,096	$10,956	$15,591
4/30/23	$13,829	$19,431	$11,022	$15,792
5/31/23	$13,655	$19,237	$10,902	$15,629
6/30/23	$14,196	$20,400	$10,863	$16,174
7/31/23	$14,629	$21,085	$10,856	$16,495
8/31/23	$14,240	$20,582	$10,786	$16,217
9/30/23	$13,711	$19,694	$10,512	$15,632
10/31/23	$13,362	$19,123	$10,346	$15,261
11/30/23	$14,256	$20,915	$10,815	$16,396
12/31/23	$14,980	$21,942	$11,229	$17,130
1/31/24	$15,046	$22,205	$11,198	$17,235
2/29/24	$15,399	$23,147	$11,040	$17,576
3/31/24	$15,801	$23,891	$11,142	$17,980
4/30/24	$15,331	$23,003	$10,860	$17,397
5/31/24	$15,890	$24,030	$11,044	$17,981
6/30/24	$16,100	$24,519	$11,149	$18,269
7/31/24	$16,441	$24,952	$11,409	$18,633
8/31/24	$16,577	$25,611	$11,573	$19,035
9/30/24	$16,827	$26,080	$11,728	$19,346
10/31/24	$16,373	$25,563	$11,437	$18,924
11/30/24	$16,804	$26,736	$11,558	$19,525
12/31/24	$16,327	$26,039	$11,369	$19,092
1/31/25	$16,695	$26,958	$11,430	$19,537
2/28/25	$16,718	$26,764	$11,681	$19,625
3/31/25	$16,341	$25,572	$11,685	$19,103
4/30/25	$16,132	$25,800	$11,731	$19,235
5/31/25	$16,621	$27,327	$11,647	$19,863
6/30/25	$17,205	$28,506	$11,826	$20,500
7/31/25	$17,372	$28,873	$11,795	$20,636
8/31/25	$17,848	$29,626	$11,936	$21,058
9/30/25	$18,305	$30,578	$12,067	$21,556
10/31/25	$18,620	$31,191	$12,142	$21,869
11/30/25	$18,669	$31,279	$12,217	$21,960
12/31/25	$18,787	$31,532	$12,199	$22,054

The table below shows the average annual total returns of the Portfolio, a regulatory index, and one or more supplemental index(es) for certain periods ended December 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Administrative Class	15.07%	5.25%	6.51%
MSCI World Index	21.09%	12.15%	12.17%
Bloomberg U.S. Aggregate Index	7.30%	(0.36%)	2.01%
Supplemental IndexFootnote Reference1	15.51%	7.13%	8.23%
Footnote	Description
Footnote[1]	The Supplemental Index is comprised of 60% MSCI World Index and 40% Bloomberg U.S. Aggregate Index.

All Portfolio returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index. For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$161,305
# of Portfolio Holdings	19
Portfolio Turnover Rate	9%
Total Net Advisory Fees Paid During the Reporting Period	$0
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Affiliated Investments	95.2%
Financial Derivative Instruments	0.3%
Other Assets and Liabilities, Net	4.5%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Top Holdings (% of Net Asset Value)Footnote Reference**

PIMCO Short-Term Fund	15.2%
PIMCO Total Return Fund IV	15.2%
PIMCO StocksPLUS® International Fund (Unhedged)	10.1%
PIMCO Income Fund	5.1%
PIMCO Investment Grade Credit Bond Fund	5.1%
PIMCO Real Return Fund	5.1%
PIMCO RAE International Fund	5.0%
PIMCO RAE PLUS EMG Fund	5.0%
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	5.0%
PIMCO StocksPLUS® Fund	5.0%
Footnote	Description
Footnote**	Short-Term Instruments/Foreign Currency Contracts are not included in Top Holdings table.

Material Portfolio Changes

This is a summary of certain changes and planned changes of the Portfolio since the beginning of the reporting period. For more information, you may refer to the Portfolio's next prospectus, which we expect to be available by April 30, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Portfolio Operating Expenses. Annual portfolio operating expenses decreased during the year by 0.07% as a result of the Portfolio's exposure to fees and expenses related to the Portfolio's investment in underlying funds.

Additional Information

For additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/pvit or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: www.pimco.com/tax.

Administrative Class

PIMCO Global Diversified Allocation Portfolio

Annual Shareholder Report |

December 31, 2025

PVIT2061TSRAR_123125

Advisor Class

PIMCO Global Diversified Allocation Portfolio

Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about the PIMCO Global Diversified Allocation Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$60	0.56%

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Exposure to equities contributed to absolute performance, as underlying PIMCO equity funds and S&P 500 futures posted positive returns.

  Exposure to fixed income securities contributed to absolute performance, as underlying PIMCO bond funds posted positive returns.

  Active management in underlying PIMCO funds contributed to relative performance, as most funds outperformed their respective benchmarks.

  The Portfolio’s volatility management strategy, implemented using S&P 500 futures, contributed to absolute performance, due to an overweight exposure to equities.

  Within the Portfolio’s equity allocation, overweight exposure to international markets stocks through underlying PIMCO funds contributed to relative performance, as international stocks outperformed the U.S. market.

  Put options on the S&P 500 Index, used for tail risk hedging, detracted from absolute performance, as the S&P 500 Index posted positive returns.

  There were no other material detractors for the Portfolio.

Portfolio Performance

In addition to the Portfolio's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Portfolio's regulatory index is the MSCI World Index. The Portfolio's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended December 31, 2025 or the life of the Portfolio, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Advisor Class	MSCI World Index	Bloomberg U.S. Aggregate Index	Supplemental IndexFootnote Reference1
12/31/15	$10,000	$10,000	$10,000	$10,000
1/31/16	$9,615	$9,402	$10,138	$9,696
2/29/16	$9,516	$9,332	$10,210	$9,680
3/31/16	$9,993	$9,965	$10,303	$10,110
4/30/16	$10,148	$10,123	$10,343	$10,221
5/31/16	$10,170	$10,180	$10,345	$10,257
6/30/16	$10,178	$10,066	$10,531	$10,262
7/31/16	$10,488	$10,491	$10,598	$10,548
8/31/16	$10,532	$10,499	$10,586	$10,548
9/30/16	$10,573	$10,555	$10,580	$10,579
10/31/16	$10,451	$10,351	$10,499	$10,424
11/30/16	$10,507	$10,500	$10,250	$10,415
12/31/16	$10,764	$10,751	$10,265	$10,571
1/31/17	$10,943	$11,011	$10,285	$10,732
2/28/17	$11,223	$11,316	$10,354	$10,940
3/31/17	$11,267	$11,437	$10,349	$11,007
4/30/17	$11,391	$11,606	$10,428	$11,139
5/31/17	$11,548	$11,851	$10,509	$11,315
6/30/17	$11,579	$11,897	$10,498	$11,336
7/31/17	$11,783	$12,182	$10,543	$11,519
8/31/17	$11,862	$12,199	$10,638	$11,570
9/30/17	$12,050	$12,473	$10,587	$11,704
10/31/17	$12,254	$12,708	$10,593	$11,839
11/30/17	$12,448	$12,984	$10,580	$11,987
12/31/17	$12,578	$13,159	$10,628	$12,106
1/31/18	$13,039	$13,854	$10,506	$12,434
2/28/18	$12,567	$13,280	$10,406	$12,078
3/31/18	$12,384	$12,991	$10,473	$11,951
4/30/18	$12,419	$13,140	$10,395	$11,997
5/31/18	$12,477	$13,222	$10,469	$12,077
6/30/18	$12,455	$13,216	$10,456	$12,067
7/31/18	$12,745	$13,629	$10,459	$12,295
8/31/18	$12,849	$13,797	$10,526	$12,418
9/30/18	$12,886	$13,874	$10,458	$12,427
10/31/18	$12,140	$12,856	$10,376	$11,840
11/30/18	$12,163	$13,002	$10,438	$11,949
12/31/18	$11,439	$12,013	$10,630	$11,492
1/31/19	$12,135	$12,948	$10,742	$12,077
2/28/19	$12,387	$13,337	$10,736	$12,292
3/31/19	$12,556	$13,512	$10,942	$12,484
4/30/19	$12,906	$13,991	$10,945	$12,751
5/31/19	$12,363	$13,184	$11,139	$12,400
6/30/19	$13,050	$14,053	$11,279	$12,952
7/31/19	$13,122	$14,122	$11,304	$13,002
8/31/19	$12,845	$13,833	$11,597	$12,977
9/30/19	$13,034	$14,128	$11,535	$13,115
10/31/19	$13,290	$14,487	$11,570	$13,331
11/30/19	$13,558	$14,891	$11,564	$13,551
12/31/19	$13,911	$15,337	$11,556	$13,791
1/31/20	$13,886	$15,244	$11,778	$13,847
2/29/20	$13,332	$13,955	$11,990	$13,244
3/31/20	$12,145	$12,108	$11,920	$12,162
4/30/20	$12,517	$13,431	$12,132	$13,045
5/31/20	$12,728	$14,080	$12,188	$13,448
6/30/20	$12,988	$14,452	$12,265	$13,695
7/31/20	$13,217	$15,144	$12,448	$14,170
8/31/20	$13,540	$16,156	$12,348	$14,692
9/30/20	$13,357	$15,598	$12,341	$14,385
10/31/20	$13,276	$15,120	$12,286	$14,094
11/30/20	$14,078	$17,053	$12,406	$15,231
12/31/20	$14,466	$17,776	$12,424	$15,627
1/31/21	$14,521	$17,599	$12,334	$15,489
2/28/21	$14,645	$18,050	$12,156	$15,638
3/31/21	$14,773	$18,651	$12,005	$15,872
4/30/21	$15,162	$19,519	$12,099	$16,365
5/31/21	$15,371	$19,800	$12,139	$16,528
6/30/21	$15,531	$20,095	$12,224	$16,722
7/31/21	$15,602	$20,455	$12,361	$16,977
8/31/21	$15,772	$20,964	$12,337	$17,217
9/30/21	$15,255	$20,094	$12,231	$16,729
10/31/21	$15,614	$21,232	$12,227	$17,295
11/30/21	$15,375	$20,767	$12,263	$17,088
12/31/21	$15,698	$21,654	$12,232	$17,509
1/31/22	$15,062	$20,508	$11,968	$16,802
2/28/22	$14,699	$19,990	$11,835	$16,472
3/31/22	$14,641	$20,538	$11,506	$16,561
4/30/22	$13,873	$18,832	$11,069	$15,484
5/31/22	$13,919	$18,846	$11,141	$15,531
6/30/22	$13,076	$17,214	$10,966	$14,626
7/31/22	$13,651	$18,581	$11,234	$15,466
8/31/22	$13,306	$17,804	$10,917	$14,903
9/30/22	$12,430	$16,149	$10,445	$13,814
10/31/22	$12,707	$17,308	$10,310	$14,338
11/30/22	$13,354	$18,512	$10,689	$15,147
12/31/22	$13,091	$17,726	$10,641	$14,734
1/31/23	$13,723	$18,980	$10,968	$15,540
2/28/23	$13,442	$18,524	$10,684	$15,156
3/31/23	$13,589	$19,096	$10,956	$15,591
4/30/23	$13,731	$19,431	$11,022	$15,792
5/31/23	$13,565	$19,237	$10,902	$15,629
6/30/23	$14,110	$20,400	$10,863	$16,174
7/31/23	$14,536	$21,085	$10,856	$16,495
8/31/23	$14,157	$20,582	$10,786	$16,217
9/30/23	$13,629	$19,694	$10,512	$15,632
10/31/23	$13,271	$19,123	$10,346	$15,261
11/30/23	$14,178	$20,915	$10,815	$16,396
12/31/23	$14,877	$21,942	$11,229	$17,130
1/31/24	$14,974	$22,205	$11,198	$17,235
2/29/24	$15,312	$23,147	$11,040	$17,576
3/31/24	$15,730	$23,891	$11,142	$17,980
4/30/24	$15,263	$23,003	$10,860	$17,397
5/31/24	$15,828	$24,030	$11,044	$17,981
6/30/24	$16,010	$24,519	$11,149	$18,269
7/31/24	$16,385	$24,952	$11,409	$18,633
8/31/24	$16,485	$25,611	$11,573	$19,035
9/30/24	$16,735	$26,080	$11,728	$19,346
10/31/24	$16,285	$25,563	$11,437	$18,924
11/30/24	$16,735	$26,736	$11,558	$19,525
12/31/24	$16,219	$26,039	$11,369	$19,092
1/31/25	$16,600	$26,958	$11,430	$19,537
2/28/25	$16,625	$26,764	$11,681	$19,625
3/31/25	$16,235	$25,572	$11,685	$19,103
4/30/25	$16,056	$25,800	$11,731	$19,235
5/31/25	$16,543	$27,327	$11,647	$19,863
6/30/25	$17,110	$28,506	$11,826	$20,500
7/31/25	$17,294	$28,873	$11,795	$20,636
8/31/25	$17,741	$29,626	$11,936	$21,058
9/30/25	$18,185	$30,578	$12,067	$21,556
10/31/25	$18,507	$31,191	$12,142	$21,869
11/30/25	$18,534	$31,279	$12,217	$21,960
12/31/25	$18,664	$31,532	$12,199	$22,054

The table below shows the average annual total returns of the Portfolio, a regulatory index, and one or more supplemental index(es) for certain periods ended December 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Advisor Class	15.07%	5.23%	6.44%
MSCI World Index	21.09%	12.15%	12.17%
Bloomberg U.S. Aggregate Index	7.30%	(0.36%)	2.01%
Supplemental IndexFootnote Reference1	15.51%	7.13%	8.23%
Footnote	Description
Footnote[1]	The Supplemental Index is comprised of 60% MSCI World Index and 40% Bloomberg U.S. Aggregate Index.

All Portfolio returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index. For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$161,305
# of Portfolio Holdings	19
Portfolio Turnover Rate	9%
Total Net Advisory Fees Paid During the Reporting Period	$0
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Affiliated Investments	95.2%
Financial Derivative Instruments	0.3%
Other Assets and Liabilities, Net	4.5%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Top Holdings (% of Net Asset Value)Footnote Reference**

PIMCO Short-Term Fund	15.2%
PIMCO Total Return Fund IV	15.2%
PIMCO StocksPLUS® International Fund (Unhedged)	10.1%
PIMCO Income Fund	5.1%
PIMCO Investment Grade Credit Bond Fund	5.1%
PIMCO Real Return Fund	5.1%
PIMCO RAE International Fund	5.0%
PIMCO RAE PLUS EMG Fund	5.0%
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	5.0%
PIMCO StocksPLUS® Fund	5.0%
Footnote	Description
Footnote**	Short-Term Instruments/Foreign Currency Contracts are not included in Top Holdings table.

Material Portfolio Changes

This is a summary of certain changes and planned changes of the Portfolio since the beginning of the reporting period. For more information, you may refer to the Portfolio's next prospectus, which we expect to be available by April 30, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Portfolio Operating Expenses. Annual portfolio operating expenses decreased during the year by 0.07% as a result of the Portfolio's exposure to fees and expenses related to the Portfolio's investment in underlying funds.

Additional Information

For additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/pvit or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: www.pimco.com/tax.

Advisor Class

PIMCO Global Diversified Allocation Portfolio

Annual Shareholder Report |

December 31, 2025

PVIT2082TSRAR_123125

Administrative Class

PIMCO Global Managed Asset Allocation Portfolio

Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about the PIMCO Global Managed Asset Allocation Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$110	0.99%

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Overweight exposure to eurozone equities contributed to relative performance, as these posted positive returns.

  U.S. duration and curve positioning, particularly an overweight exposure to the intermediate portion of the curve, contributed to relative performance, as U.S. Treasury yields fell.

  Overweight exposure to securitized credit, particularly residential mortgage-backed securities, contributed to relative performance, as these posted positive returns.

  U.S. equity positioning detracted from relative performance due to an overweight exposure in the first half of the year amid negative returns and an underweight exposure in the third quarter, as returns turned positive.

  Australian duration and curve positioning, particularly an overweight exposure to the intermediate portion of the curve, detracted from relative performance, as yields in Australia rose.

  Japanese duration and curve positioning, particularly an overweight exposure to the long end of the curve, detracted from relative performance, as yields in Japan rose.

Portfolio Performance

In addition to the Portfolio's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Portfolio's regulatory index is the MSCI World Index. The Portfolio's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended December 31, 2025 or the life of the Portfolio, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Administrative Class	MSCI World Index	Bloomberg U.S. Aggregate Index	Supplemental IndexFootnote Reference1
12/31/15	$10,000	$10,000	$10,000	$10,000
1/31/16	$9,523	$9,402	$10,138	$9,696
2/29/16	$9,303	$9,332	$10,210	$9,680
3/31/16	$9,815	$9,965	$10,303	$10,110
4/30/16	$9,965	$10,123	$10,343	$10,221
5/31/16	$10,000	$10,180	$10,345	$10,257
6/30/16	$9,939	$10,066	$10,531	$10,262
7/31/16	$10,278	$10,491	$10,598	$10,548
8/31/16	$10,314	$10,499	$10,586	$10,548
9/30/16	$10,337	$10,555	$10,580	$10,579
10/31/16	$10,247	$10,351	$10,499	$10,424
11/30/16	$10,203	$10,500	$10,250	$10,415
12/31/16	$10,404	$10,751	$10,265	$10,571
1/31/17	$10,576	$11,011	$10,285	$10,732
2/28/17	$10,766	$11,316	$10,354	$10,940
3/31/17	$10,864	$11,437	$10,349	$11,007
4/30/17	$11,000	$11,606	$10,428	$11,139
5/31/17	$11,146	$11,851	$10,509	$11,315
6/30/17	$11,174	$11,897	$10,498	$11,336
7/31/17	$11,319	$12,182	$10,543	$11,519
8/31/17	$11,356	$12,199	$10,638	$11,570
9/30/17	$11,525	$12,473	$10,587	$11,704
10/31/17	$11,653	$12,708	$10,593	$11,839
11/30/17	$11,791	$12,984	$10,580	$11,987
12/31/17	$11,869	$13,159	$10,628	$12,106
1/31/18	$12,211	$13,854	$10,506	$12,434
2/28/18	$11,776	$13,280	$10,406	$12,078
3/31/18	$11,686	$12,991	$10,473	$11,951
4/30/18	$11,770	$13,140	$10,395	$11,997
5/31/18	$11,807	$13,222	$10,469	$12,077
6/30/18	$11,796	$13,216	$10,456	$12,067
7/31/18	$12,029	$13,629	$10,459	$12,295
8/31/18	$12,067	$13,797	$10,526	$12,418
9/30/18	$12,134	$13,874	$10,458	$12,427
10/31/18	$11,562	$12,856	$10,376	$11,840
11/30/18	$11,619	$13,002	$10,438	$11,949
12/31/18	$11,221	$12,013	$10,630	$11,492
1/31/19	$11,816	$12,948	$10,742	$12,077
2/28/19	$12,011	$13,337	$10,736	$12,292
3/31/19	$12,186	$13,512	$10,942	$12,484
4/30/19	$12,423	$13,991	$10,945	$12,751
5/31/19	$12,062	$13,184	$11,139	$12,400
6/30/19	$12,466	$14,053	$11,279	$12,952
7/31/19	$12,507	$14,122	$11,304	$13,002
8/31/19	$12,342	$13,833	$11,597	$12,977
9/30/19	$12,483	$14,128	$11,535	$13,115
10/31/19	$12,682	$14,487	$11,570	$13,331
11/30/19	$12,880	$14,891	$11,564	$13,551
12/31/19	$13,136	$15,337	$11,556	$13,791
1/31/20	$13,178	$15,244	$11,778	$13,847
2/29/20	$12,455	$13,955	$11,990	$13,244
3/31/20	$11,299	$12,108	$11,920	$12,162
4/30/20	$12,262	$13,431	$12,132	$13,045
5/31/20	$12,781	$14,080	$12,188	$13,448
6/30/20	$13,071	$14,452	$12,265	$13,695
7/31/20	$13,621	$15,144	$12,448	$14,170
8/31/20	$14,206	$16,156	$12,348	$14,692
9/30/20	$13,873	$15,598	$12,341	$14,385
10/31/20	$13,537	$15,120	$12,286	$14,094
11/30/20	$14,812	$17,053	$12,406	$15,231
12/31/20	$15,347	$17,776	$12,424	$15,627
1/31/21	$15,172	$17,599	$12,334	$15,489
2/28/21	$15,382	$18,050	$12,156	$15,638
3/31/21	$15,613	$18,651	$12,005	$15,872
4/30/21	$16,120	$19,519	$12,099	$16,365
5/31/21	$16,344	$19,800	$12,139	$16,528
6/30/21	$16,479	$20,095	$12,224	$16,722
7/31/21	$16,679	$20,455	$12,361	$16,977
8/31/21	$16,946	$20,964	$12,337	$17,217
9/30/21	$16,479	$20,094	$12,231	$16,729
10/31/21	$16,933	$21,232	$12,227	$17,295
11/30/21	$16,759	$20,767	$12,263	$17,088
12/31/21	$17,286	$21,654	$12,232	$17,509
1/31/22	$16,485	$20,508	$11,968	$16,802
2/28/22	$16,004	$19,990	$11,835	$16,472
3/31/22	$16,115	$20,538	$11,506	$16,561
4/30/22	$14,990	$18,832	$11,069	$15,484
5/31/22	$15,043	$18,846	$11,141	$15,531
6/30/22	$13,965	$17,214	$10,966	$14,626
7/31/22	$14,821	$18,581	$11,234	$15,466
8/31/22	$14,344	$17,804	$10,917	$14,903
9/30/22	$13,323	$16,149	$10,445	$13,814
10/31/22	$13,768	$17,308	$10,310	$14,338
11/30/22	$14,525	$18,512	$10,689	$15,147
12/31/22	$14,112	$17,726	$10,641	$14,734
1/31/23	$14,845	$18,980	$10,968	$15,540
2/28/23	$14,362	$18,524	$10,684	$15,156
3/31/23	$14,691	$19,096	$10,956	$15,591
4/30/23	$14,841	$19,431	$11,022	$15,792
5/31/23	$14,624	$19,237	$10,902	$15,629
6/30/23	$15,124	$20,400	$10,863	$16,174
7/31/23	$15,474	$21,085	$10,856	$16,495
8/31/23	$15,141	$20,582	$10,786	$16,217
9/30/23	$14,511	$19,694	$10,512	$15,632
10/31/23	$14,055	$19,123	$10,346	$15,261
11/30/23	$15,203	$20,915	$10,815	$16,396
12/31/23	$15,950	$21,942	$11,229	$17,130
1/31/24	$16,069	$22,205	$11,198	$17,235
2/29/24	$16,376	$23,147	$11,040	$17,576
3/31/24	$16,836	$23,891	$11,142	$17,980
4/30/24	$16,149	$23,003	$10,860	$17,397
5/31/24	$16,802	$24,030	$11,044	$17,981
6/30/24	$17,063	$24,519	$11,149	$18,269
7/31/24	$17,375	$24,952	$11,409	$18,633
8/31/24	$17,686	$25,611	$11,573	$19,035
9/30/24	$17,959	$26,080	$11,728	$19,346
10/31/24	$17,557	$25,563	$11,437	$18,924
11/30/24	$18,028	$26,736	$11,558	$19,525
12/31/24	$17,674	$26,039	$11,369	$19,092
1/31/25	$18,186	$26,958	$11,430	$19,537
2/28/25	$18,310	$26,764	$11,681	$19,625
3/31/25	$17,832	$25,572	$11,685	$19,103
4/30/25	$17,850	$25,800	$11,731	$19,235
5/31/25	$18,599	$27,327	$11,647	$19,863
6/30/25	$19,325	$28,506	$11,826	$20,500
7/31/25	$19,543	$28,873	$11,795	$20,636
8/31/25	$20,069	$29,626	$11,936	$21,058
9/30/25	$20,623	$30,578	$12,067	$21,556
10/31/25	$21,010	$31,191	$12,142	$21,869
11/30/25	$21,158	$31,279	$12,217	$21,960
12/31/25	$21,544	$31,532	$12,199	$22,054

The table below shows the average annual total returns of the Portfolio, a regulatory index, and one or more supplemental index(es) for certain periods ended December 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Administrative Class	21.90%	7.02%	7.98%
MSCI World Index	21.09%	12.15%	12.17%
Bloomberg U.S. Aggregate Index	7.30%	(0.36%)	2.01%
Supplemental IndexFootnote Reference1	15.51%	7.13%	8.23%
Footnote	Description
Footnote[1]	The Supplemental Index is comprised of 60% MSCI World Index and 40% Bloomberg U.S. Aggregate Index.

All Portfolio returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index. For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$289,067
# of Portfolio Holdings	690
Portfolio Turnover Rate	380%
Total Net Advisory Fees Paid During the Reporting Period	$2,057
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	20.7%
Sovereign Issues	14.8%
Asset-Backed Securities	6.7%
U.S. Treasury Obligations	5.5%
Common Stocks	3.0%
Non-Agency Mortgage-Backed Securities	2.5%
Corporate Bonds & Notes	0.2%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	0.3%
Affiliated Investments	63.4%
Financial Derivative Instruments	1.5%
Other Assets and Liabilities, Net	(18.6%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Additional Information

For additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/pvit or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: www.pimco.com/tax.

Administrative Class

PIMCO Global Managed Asset Allocation Portfolio

Annual Shareholder Report |

December 31, 2025

PVIT1971TSRAR_123125

Advisor Class

PIMCO Global Managed Asset Allocation Portfolio

Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about the PIMCO Global Managed Asset Allocation Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$121	1.09%

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Overweight exposure to eurozone equities contributed to relative performance, as these posted positive returns.

  U.S. duration and curve positioning, particularly an overweight exposure to the intermediate portion of the curve, contributed to relative performance, as U.S. Treasury yields fell.

  Overweight exposure to securitized credit, particularly residential mortgage-backed securities, contributed to relative performance, as these posted positive returns.

  U.S. equity positioning detracted from relative performance due to an overweight exposure in the first half of the year amid negative returns and an underweight exposure in the third quarter, as returns turned positive.

  Australian duration and curve positioning, particularly an overweight exposure to the intermediate portion of the curve, detracted from relative performance, as yields in Australia rose.

  Japanese duration and curve positioning, particularly an overweight exposure to the long end of the curve, detracted from relative performance, as yields in Japan rose.

Portfolio Performance

In addition to the Portfolio's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Portfolio's regulatory index is the MSCI World Index. The Portfolio's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended December 31, 2025 or the life of the Portfolio, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Advisor Class	MSCI World Index	Bloomberg U.S. Aggregate Index	Supplemental IndexFootnote Reference1
12/31/15	$10,000	$10,000	$10,000	$10,000
1/31/16	$9,525	$9,402	$10,138	$9,696
2/29/16	$9,306	$9,332	$10,210	$9,680
3/31/16	$9,815	$9,965	$10,303	$10,110
4/30/16	$9,956	$10,123	$10,343	$10,221
5/31/16	$10,000	$10,180	$10,345	$10,257
6/30/16	$9,926	$10,066	$10,531	$10,262
7/31/16	$10,272	$10,491	$10,598	$10,548
8/31/16	$10,308	$10,499	$10,586	$10,548
9/30/16	$10,328	$10,555	$10,580	$10,579
10/31/16	$10,239	$10,351	$10,499	$10,424
11/30/16	$10,186	$10,500	$10,250	$10,415
12/31/16	$10,392	$10,751	$10,265	$10,571
1/31/17	$10,563	$11,011	$10,285	$10,732
2/28/17	$10,752	$11,316	$10,354	$10,940
3/31/17	$10,856	$11,437	$10,349	$11,007
4/30/17	$10,983	$11,606	$10,428	$11,139
5/31/17	$11,128	$11,851	$10,509	$11,315
6/30/17	$11,155	$11,897	$10,498	$11,336
7/31/17	$11,300	$12,182	$10,543	$11,519
8/31/17	$11,336	$12,199	$10,638	$11,570
9/30/17	$11,507	$12,473	$10,587	$11,704
10/31/17	$11,626	$12,708	$10,593	$11,839
11/30/17	$11,772	$12,984	$10,580	$11,987
12/31/17	$11,846	$13,159	$10,628	$12,106
1/31/18	$12,177	$13,854	$10,506	$12,434
2/28/18	$11,745	$13,280	$10,406	$12,078
3/31/18	$11,653	$12,991	$10,473	$11,951
4/30/18	$11,746	$13,140	$10,395	$11,997
5/31/18	$11,774	$13,222	$10,469	$12,077
6/30/18	$11,768	$13,216	$10,456	$12,067
7/31/18	$12,000	$13,629	$10,459	$12,295
8/31/18	$12,028	$13,797	$10,526	$12,418
9/30/18	$12,092	$13,874	$10,458	$12,427
10/31/18	$11,524	$12,856	$10,376	$11,840
11/30/18	$11,590	$13,002	$10,438	$11,949
12/31/18	$11,182	$12,013	$10,630	$11,492
1/31/19	$11,782	$12,948	$10,742	$12,077
2/28/19	$11,965	$13,337	$10,736	$12,292
3/31/19	$12,146	$13,512	$10,942	$12,484
4/30/19	$12,381	$13,991	$10,945	$12,751
5/31/19	$12,014	$13,184	$11,139	$12,400
6/30/19	$12,421	$14,053	$11,279	$12,952
7/31/19	$12,452	$14,122	$11,304	$13,002
8/31/19	$12,299	$13,833	$11,597	$12,977
9/30/19	$12,435	$14,128	$11,535	$13,115
10/31/19	$12,631	$14,487	$11,570	$13,331
11/30/19	$12,828	$14,891	$11,564	$13,551
12/31/19	$13,078	$15,337	$11,556	$13,791
1/31/20	$13,130	$15,244	$11,778	$13,847
2/29/20	$12,403	$13,955	$11,990	$13,244
3/31/20	$11,255	$12,108	$11,920	$12,162
4/30/20	$12,209	$13,431	$12,132	$13,045
5/31/20	$12,724	$14,080	$12,188	$13,448
6/30/20	$13,007	$14,452	$12,265	$13,695
7/31/20	$13,563	$15,144	$12,448	$14,170
8/31/20	$14,131	$16,156	$12,348	$14,692
9/30/20	$13,798	$15,598	$12,341	$14,385
10/31/20	$13,465	$15,120	$12,286	$14,094
11/30/20	$14,738	$17,053	$12,406	$15,231
12/31/20	$15,264	$17,776	$12,424	$15,627
1/31/21	$15,090	$17,599	$12,334	$15,489
2/28/21	$15,298	$18,050	$12,156	$15,638
3/31/21	$15,535	$18,651	$12,005	$15,872
4/30/21	$16,025	$19,519	$12,099	$16,365
5/31/21	$16,258	$19,800	$12,139	$16,528
6/30/21	$16,377	$20,095	$12,224	$16,722
7/31/21	$16,588	$20,455	$12,361	$16,977
8/31/21	$16,851	$20,964	$12,337	$17,217
9/30/21	$16,377	$20,094	$12,231	$16,729
10/31/21	$16,825	$21,232	$12,227	$17,295
11/30/21	$16,654	$20,767	$12,263	$17,088
12/31/21	$17,187	$21,654	$12,232	$17,509
1/31/22	$16,380	$20,508	$11,968	$16,802
2/28/22	$15,891	$19,990	$11,835	$16,472
3/31/22	$16,011	$20,538	$11,506	$16,561
4/30/22	$14,895	$18,832	$11,069	$15,484
5/31/22	$14,948	$18,846	$11,141	$15,531
6/30/22	$13,878	$17,214	$10,966	$14,626
7/31/22	$14,726	$18,581	$11,234	$15,466
8/31/22	$14,237	$17,804	$10,917	$14,903
9/30/22	$13,225	$16,149	$10,445	$13,814
10/31/22	$13,666	$17,308	$10,310	$14,338
11/30/22	$14,416	$18,512	$10,689	$15,147
12/31/22	$14,025	$17,726	$10,641	$14,734
1/31/23	$14,750	$18,980	$10,968	$15,540
2/28/23	$14,256	$18,524	$10,684	$15,156
3/31/23	$14,578	$19,096	$10,956	$15,591
4/30/23	$14,743	$19,431	$11,022	$15,792
5/31/23	$14,512	$19,237	$10,902	$15,629
6/30/23	$15,007	$20,400	$10,863	$16,174
7/31/23	$15,353	$21,085	$10,856	$16,495
8/31/23	$15,023	$20,582	$10,786	$16,217
9/30/23	$14,409	$19,694	$10,512	$15,632
10/31/23	$13,959	$19,123	$10,346	$15,261
11/30/23	$15,076	$20,915	$10,815	$16,396
12/31/23	$15,827	$21,942	$11,229	$17,130
1/31/24	$15,945	$22,205	$11,198	$17,235
2/29/24	$16,248	$23,147	$11,040	$17,576
3/31/24	$16,700	$23,891	$11,142	$17,980
4/30/24	$16,021	$23,003	$10,860	$17,397
5/31/24	$16,666	$24,030	$11,044	$17,981
6/30/24	$16,919	$24,519	$11,149	$18,269
7/31/24	$17,227	$24,952	$11,409	$18,633
8/31/24	$17,535	$25,611	$11,573	$19,035
9/30/24	$17,816	$26,080	$11,728	$19,346
10/31/24	$17,403	$25,563	$11,437	$18,924
11/30/24	$17,868	$26,736	$11,558	$19,525
12/31/24	$17,530	$26,039	$11,369	$19,092
1/31/25	$18,035	$26,958	$11,430	$19,537
2/28/25	$18,157	$26,764	$11,681	$19,625
3/31/25	$17,664	$25,572	$11,685	$19,103
4/30/25	$17,700	$25,800	$11,731	$19,235
5/31/25	$18,439	$27,327	$11,647	$19,863
6/30/25	$19,150	$28,506	$11,826	$20,500
7/31/25	$19,365	$28,873	$11,795	$20,636
8/31/25	$19,884	$29,626	$11,936	$21,058
9/30/25	$20,425	$30,578	$12,067	$21,556
10/31/25	$20,825	$31,191	$12,142	$21,869
11/30/25	$20,953	$31,279	$12,217	$21,960
12/31/25	$21,346	$31,532	$12,199	$22,054

The table below shows the average annual total returns of the Portfolio, a regulatory index, and one or more supplemental index(es) for certain periods ended December 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Advisor Class	21.77%	6.94%	7.88%
MSCI World Index	21.09%	12.15%	12.17%
Bloomberg U.S. Aggregate Index	7.30%	(0.36%)	2.01%
Supplemental IndexFootnote Reference1	15.51%	7.13%	8.23%
Footnote	Description
Footnote[1]	The Supplemental Index is comprised of 60% MSCI World Index and 40% Bloomberg U.S. Aggregate Index.

All Portfolio returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index. For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$289,067
# of Portfolio Holdings	690
Portfolio Turnover Rate	380%
Total Net Advisory Fees Paid During the Reporting Period	$2,057
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	20.7%
Sovereign Issues	14.8%
Asset-Backed Securities	6.7%
U.S. Treasury Obligations	5.5%
Common Stocks	3.0%
Non-Agency Mortgage-Backed Securities	2.5%
Corporate Bonds & Notes	0.2%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	0.3%
Affiliated Investments	63.4%
Financial Derivative Instruments	1.5%
Other Assets and Liabilities, Net	(18.6%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Additional Information

For additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/pvit or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: www.pimco.com/tax.

Advisor Class

PIMCO Global Managed Asset Allocation Portfolio

Annual Shareholder Report |

December 31, 2025

PVIT1972TSRAR_123125

Institutional Class

PIMCO Global Managed Asset Allocation Portfolio

Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about the PIMCO Global Managed Asset Allocation Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$93	0.84%

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Overweight exposure to eurozone equities contributed to relative performance, as these posted positive returns.

  U.S. duration and curve positioning, particularly an overweight exposure to the intermediate portion of the curve, contributed to relative performance, as U.S. Treasury yields fell.

  Overweight exposure to securitized credit, particularly residential mortgage-backed securities, contributed to relative performance, as these posted positive returns.

  U.S. equity positioning detracted from relative performance due to an overweight exposure in the first half of the year amid negative returns and an underweight exposure in the third quarter, as returns turned positive.

  Australian duration and curve positioning, particularly an overweight exposure to the intermediate portion of the curve, detracted from relative performance, as yields in Australia rose.

  Japanese duration and curve positioning, particularly an overweight exposure to the long end of the curve, detracted from relative performance, as yields in Japan rose.

Portfolio Performance

In addition to the Portfolio's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Portfolio's regulatory index is the MSCI World Index. The Portfolio's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended December 31, 2025 or the life of the Portfolio, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Institutional Class	MSCI World Index	Bloomberg U.S. Aggregate Index	Supplemental IndexFootnote Reference1
12/31/15	$10,000	$10,000	$10,000	$10,000
1/31/16	$9,523	$9,402	$10,138	$9,696
2/29/16	$9,303	$9,332	$10,210	$9,680
3/31/16	$9,815	$9,965	$10,303	$10,110
4/30/16	$9,965	$10,123	$10,343	$10,221
5/31/16	$10,009	$10,180	$10,345	$10,257
6/30/16	$9,946	$10,066	$10,531	$10,262
7/31/16	$10,285	$10,491	$10,598	$10,548
8/31/16	$10,320	$10,499	$10,586	$10,548
9/30/16	$10,348	$10,555	$10,580	$10,579
10/31/16	$10,258	$10,351	$10,499	$10,424
11/30/16	$10,213	$10,500	$10,250	$10,415
12/31/16	$10,420	$10,751	$10,265	$10,571
1/31/17	$10,592	$11,011	$10,285	$10,732
2/28/17	$10,782	$11,316	$10,354	$10,940
3/31/17	$10,883	$11,437	$10,349	$11,007
4/30/17	$11,020	$11,606	$10,428	$11,139
5/31/17	$11,166	$11,851	$10,509	$11,315
6/30/17	$11,193	$11,897	$10,498	$11,336
7/31/17	$11,349	$12,182	$10,543	$11,519
8/31/17	$11,385	$12,199	$10,638	$11,570
9/30/17	$11,554	$12,473	$10,587	$11,704
10/31/17	$11,683	$12,708	$10,593	$11,839
11/30/17	$11,821	$12,984	$10,580	$11,987
12/31/17	$11,904	$13,159	$10,628	$12,106
1/31/18	$12,247	$13,854	$10,506	$12,434
2/28/18	$11,811	$13,280	$10,406	$12,078
3/31/18	$11,724	$12,991	$10,473	$11,951
4/30/18	$11,818	$13,140	$10,395	$11,997
5/31/18	$11,846	$13,222	$10,469	$12,077
6/30/18	$11,838	$13,216	$10,456	$12,067
7/31/18	$12,073	$13,629	$10,459	$12,295
8/31/18	$12,110	$13,797	$10,526	$12,418
9/30/18	$12,182	$13,874	$10,458	$12,427
10/31/18	$11,609	$12,856	$10,376	$11,840
11/30/18	$11,675	$13,002	$10,438	$11,949
12/31/18	$11,271	$12,013	$10,630	$11,492
1/31/19	$11,868	$12,948	$10,742	$12,077
2/28/19	$12,064	$13,337	$10,736	$12,292
3/31/19	$12,243	$13,512	$10,942	$12,484
4/30/19	$12,481	$13,991	$10,945	$12,751
5/31/19	$12,119	$13,184	$11,139	$12,400
6/30/19	$12,529	$14,053	$11,279	$12,952
7/31/19	$12,571	$14,122	$11,304	$13,002
8/31/19	$12,415	$13,833	$11,597	$12,977
9/30/19	$12,551	$14,128	$11,535	$13,115
10/31/19	$12,751	$14,487	$11,570	$13,331
11/30/19	$12,950	$14,891	$11,564	$13,551
12/31/19	$13,213	$15,337	$11,556	$13,791
1/31/20	$13,266	$15,244	$11,778	$13,847
2/29/20	$12,539	$13,955	$11,990	$13,244
3/31/20	$11,369	$12,108	$11,920	$12,162
4/30/20	$12,349	$13,431	$12,132	$13,045
5/31/20	$12,872	$14,080	$12,188	$13,448
6/30/20	$13,157	$14,452	$12,265	$13,695
7/31/20	$13,722	$15,144	$12,448	$14,170
8/31/20	$14,299	$16,156	$12,348	$14,692
9/30/20	$13,969	$15,598	$12,341	$14,385
10/31/20	$13,631	$15,120	$12,286	$14,094
11/30/20	$14,915	$17,053	$12,406	$15,231
12/31/20	$15,460	$17,776	$12,424	$15,627
1/31/21	$15,284	$17,599	$12,334	$15,489
2/28/21	$15,507	$18,050	$12,156	$15,638
3/31/21	$15,731	$18,651	$12,005	$15,872
4/30/21	$16,242	$19,519	$12,099	$16,365
5/31/21	$16,480	$19,800	$12,139	$16,528
6/30/21	$16,611	$20,095	$12,224	$16,722
7/31/21	$16,812	$20,455	$12,361	$16,977
8/31/21	$17,081	$20,964	$12,337	$17,217
9/30/21	$16,611	$20,094	$12,231	$16,729
10/31/21	$17,081	$21,232	$12,227	$17,295
11/30/21	$16,907	$20,767	$12,263	$17,088
12/31/21	$17,434	$21,654	$12,232	$17,509
1/31/22	$16,623	$20,508	$11,968	$16,802
2/28/22	$16,137	$19,990	$11,835	$16,472
3/31/22	$16,267	$20,538	$11,506	$16,561
4/30/22	$15,127	$18,832	$11,069	$15,484
5/31/22	$15,181	$18,846	$11,141	$15,531
6/30/22	$14,112	$17,214	$10,966	$14,626
7/31/22	$14,964	$18,581	$11,234	$15,466
8/31/22	$14,480	$17,804	$10,917	$14,903
9/30/22	$13,461	$16,149	$10,445	$13,814
10/31/22	$13,895	$17,308	$10,310	$14,338
11/30/22	$14,680	$18,512	$10,689	$15,147
12/31/22	$14,266	$17,726	$10,641	$14,734
1/31/23	$15,010	$18,980	$10,968	$15,540
2/28/23	$14,520	$18,524	$10,684	$15,156
3/31/23	$14,857	$19,096	$10,956	$15,591
4/30/23	$15,009	$19,431	$11,022	$15,792
5/31/23	$14,789	$19,237	$10,902	$15,629
6/30/23	$15,297	$20,400	$10,863	$16,174
7/31/23	$15,652	$21,085	$10,856	$16,495
8/31/23	$15,314	$20,582	$10,786	$16,217
9/30/23	$14,685	$19,694	$10,512	$15,632
10/31/23	$14,223	$19,123	$10,346	$15,261
11/30/23	$15,388	$20,915	$10,815	$16,396
12/31/23	$16,137	$21,942	$11,229	$17,130
1/31/24	$16,276	$22,205	$11,198	$17,235
2/29/24	$16,588	$23,147	$11,040	$17,576
3/31/24	$17,043	$23,891	$11,142	$17,980
4/30/24	$16,362	$23,003	$10,860	$17,397
5/31/24	$17,008	$24,030	$11,044	$17,981
6/30/24	$17,280	$24,519	$11,149	$18,269
7/31/24	$17,597	$24,952	$11,409	$18,633
8/31/24	$17,914	$25,611	$11,573	$19,035
9/30/24	$18,197	$26,080	$11,728	$19,346
10/31/24	$17,788	$25,563	$11,437	$18,924
11/30/24	$18,268	$26,736	$11,558	$19,525
12/31/24	$17,933	$26,039	$11,369	$19,092
1/31/25	$18,436	$26,958	$11,430	$19,537
2/28/25	$18,562	$26,764	$11,681	$19,625
3/31/25	$18,081	$25,572	$11,685	$19,103
4/30/25	$18,100	$25,800	$11,731	$19,235
5/31/25	$18,880	$27,327	$11,647	$19,863
6/30/25	$19,608	$28,506	$11,826	$20,500
7/31/25	$19,830	$28,873	$11,795	$20,636
8/31/25	$20,366	$29,626	$11,936	$21,058
9/30/25	$20,938	$30,578	$12,067	$21,556
10/31/25	$21,333	$31,191	$12,142	$21,869
11/30/25	$21,483	$31,279	$12,217	$21,960
12/31/25	$21,886	$31,532	$12,199	$22,054

The table below shows the average annual total returns of the Portfolio, a regulatory index, and one or more supplemental index(es) for certain periods ended December 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	22.04%	7.20%	8.15%
MSCI World Index	21.09%	12.15%	12.17%
Bloomberg U.S. Aggregate Index	7.30%	(0.36%)	2.01%
Supplemental IndexFootnote Reference1	15.51%	7.13%	8.23%
Footnote	Description
Footnote[1]	The Supplemental Index is comprised of 60% MSCI World Index and 40% Bloomberg U.S. Aggregate Index.

All Portfolio returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index. For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$289,067
# of Portfolio Holdings	690
Portfolio Turnover Rate	380%
Total Net Advisory Fees Paid During the Reporting Period	$2,057
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	20.7%
Sovereign Issues	14.8%
Asset-Backed Securities	6.7%
U.S. Treasury Obligations	5.5%
Common Stocks	3.0%
Non-Agency Mortgage-Backed Securities	2.5%
Corporate Bonds & Notes	0.2%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	0.3%
Affiliated Investments	63.4%
Financial Derivative Instruments	1.5%
Other Assets and Liabilities, Net	(18.6%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Additional Information

For additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/pvit or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: www.pimco.com/tax.

Institutional Class

PIMCO Global Managed Asset Allocation Portfolio

Annual Shareholder Report |

December 31, 2025

PVIT2053TSRAR_123125

Administrative Class

PIMCO High Yield Portfolio

Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about the PIMCO High Yield Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$85	0.81%

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Exposure to high yield credit default swap index positions ("CDX") contributed to relative performance as high yield CDX spreads tightened.

  Exposure to investment grade securities, specifically a datacenter project, contributed to relative performance as spreads tightened.

  Security selection within the healthcare sector, specifically overweight exposure to a pharmaceutical company, contributed to relative performance, as prices rose.

  Security selection within the energy pipelines sector, specifically overweight exposure to a U.S. pipeline developer, detracted from relative performance, as spreads widened amid geopolitical and energy sector weakness.

  Exposure to equity securities received through restructuring agreements, specifically exposure to an emerging markets liquified natural gas provider, detracted from relative performance, as prices fell.

  Security selection within the automotive sector, specifically underweight exposure to an automotive parts supplier, detracted from relative performance, as spreads tightened.

Portfolio Performance

In addition to the Portfolio's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Portfolio's regulatory index is the Bloomberg U.S. Aggregate Index. The Portfolio's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended December 31, 2025 or the life of the Portfolio, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Administrative Class	Bloomberg U.S. Aggregate Index	ICE BofA U.S. High Yield, BB-B Rated, Constrained Index
12/31/15	$10,000	$10,000	$10,000
1/31/16	$9,930	$10,138	$9,876
2/29/16	$9,990	$10,210	$9,956
3/31/16	$10,283	$10,303	$10,315
4/30/16	$10,537	$10,343	$10,660
5/31/16	$10,568	$10,345	$10,695
6/30/16	$10,615	$10,531	$10,790
7/31/16	$10,874	$10,598	$11,054
8/31/16	$11,077	$10,586	$11,276
9/30/16	$11,114	$10,580	$11,329
10/31/16	$11,086	$10,499	$11,344
11/30/16	$11,049	$10,250	$11,284
12/31/16	$11,245	$10,265	$11,472
1/31/17	$11,347	$10,285	$11,603
2/28/17	$11,511	$10,354	$11,751
3/31/17	$11,487	$10,349	$11,734
4/30/17	$11,620	$10,428	$11,877
5/31/17	$11,727	$10,509	$11,974
6/30/17	$11,748	$10,498	$11,993
7/31/17	$11,881	$10,543	$12,119
8/31/17	$11,884	$10,638	$12,131
9/30/17	$11,962	$10,587	$12,225
10/31/17	$12,009	$10,593	$12,280
11/30/17	$11,969	$10,580	$12,248
12/31/17	$11,988	$10,628	$12,273
1/31/18	$12,020	$10,506	$12,325
2/28/18	$11,885	$10,406	$12,204
3/31/18	$11,813	$10,473	$12,136
4/30/18	$11,877	$10,395	$12,203
5/31/18	$11,852	$10,469	$12,187
6/30/18	$11,871	$10,456	$12,215
7/31/18	$12,015	$10,459	$12,346
8/31/18	$12,118	$10,526	$12,443
9/30/18	$12,179	$10,458	$12,505
10/31/18	$11,963	$10,376	$12,322
11/30/18	$11,908	$10,438	$12,254
12/31/18	$11,670	$10,630	$12,022
1/31/19	$12,219	$10,742	$12,554
2/28/19	$12,418	$10,736	$12,761
3/31/19	$12,550	$10,942	$12,904
4/30/19	$12,716	$10,945	$13,070
5/31/19	$12,561	$11,139	$12,932
6/30/19	$12,870	$11,279	$13,268
7/31/19	$12,940	$11,304	$13,345
8/31/19	$13,014	$11,597	$13,443
9/30/19	$13,062	$11,535	$13,490
10/31/19	$13,115	$11,570	$13,535
11/30/19	$13,169	$11,564	$13,617
12/31/19	$13,388	$11,556	$13,838
1/31/20	$13,358	$11,778	$13,847
2/29/20	$13,140	$11,990	$13,648
3/31/20	$11,883	$11,920	$12,186
4/30/20	$12,381	$12,132	$12,696
5/31/20	$12,878	$12,188	$13,251
6/30/20	$12,878	$12,265	$13,337
7/31/20	$13,451	$12,448	$13,977
8/31/20	$13,553	$12,348	$14,085
9/30/20	$13,398	$12,341	$13,914
10/31/20	$13,453	$12,286	$13,980
11/30/20	$13,942	$12,406	$14,476
12/31/20	$14,158	$12,424	$14,707
1/31/21	$14,134	$12,334	$14,722
2/28/21	$14,149	$12,156	$14,745
3/31/21	$14,147	$12,005	$14,751
4/30/21	$14,292	$12,099	$14,907
5/31/21	$14,304	$12,139	$14,940
6/30/21	$14,483	$12,224	$15,130
7/31/21	$14,537	$12,361	$15,196
8/31/21	$14,606	$12,337	$15,278
9/30/21	$14,585	$12,231	$15,272
10/31/21	$14,547	$12,227	$15,246
11/30/21	$14,381	$12,263	$15,095
12/31/21	$14,672	$12,232	$15,383
1/31/22	$14,239	$11,968	$14,946
2/28/22	$14,127	$11,835	$14,813
3/31/22	$13,977	$11,506	$14,679
4/30/22	$13,490	$11,069	$14,154
5/31/22	$13,598	$11,141	$14,246
6/30/22	$12,692	$10,966	$13,284
7/31/22	$13,485	$11,234	$14,102
8/31/22	$13,068	$10,917	$13,718
9/30/22	$12,596	$10,445	$13,185
10/31/22	$12,959	$10,310	$13,579
11/30/22	$13,271	$10,689	$13,859
12/31/22	$13,163	$10,641	$13,755
1/31/23	$13,630	$10,968	$14,252
2/28/23	$13,418	$10,684	$14,043
3/31/23	$13,645	$10,956	$14,244
4/30/23	$13,764	$11,022	$14,366
5/31/23	$13,612	$10,902	$14,225
6/30/23	$13,780	$10,863	$14,423
7/31/23	$13,943	$10,856	$14,610
8/31/23	$13,950	$10,786	$14,640
9/30/23	$13,775	$10,512	$14,457
10/31/23	$13,618	$10,346	$14,317
11/30/23	$14,259	$10,815	$14,974
12/31/23	$14,771	$11,229	$15,486
1/31/24	$14,759	$11,198	$15,498
2/29/24	$14,770	$11,040	$15,505
3/31/24	$14,938	$11,142	$15,687
4/30/24	$14,805	$10,860	$15,543
5/31/24	$14,990	$11,044	$15,717
6/30/24	$15,124	$11,149	$15,877
7/31/24	$15,371	$11,409	$16,142
8/31/24	$15,626	$11,573	$16,390
9/30/24	$15,801	$11,728	$16,574
10/31/24	$15,669	$11,437	$16,455
11/30/24	$15,861	$11,558	$16,632
12/31/24	$15,788	$11,369	$16,546
1/31/25	$15,981	$11,430	$16,768
2/28/25	$16,105	$11,681	$16,881
3/31/25	$15,965	$11,685	$16,737
4/30/25	$15,961	$11,731	$16,750
5/31/25	$16,249	$11,647	$17,000
6/30/25	$16,533	$11,826	$17,318
7/31/25	$16,553	$11,795	$17,367
8/31/25	$16,758	$11,936	$17,571
9/30/25	$16,912	$12,067	$17,712
10/31/25	$16,984	$12,142	$17,759
11/30/25	$17,113	$12,217	$17,877
12/31/25	$17,202	$12,199	$17,990

The table below shows the average annual total returns of the Portfolio, a regulatory index, and one or more supplemental index(es) for certain periods ended December 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Administrative Class	8.95%	3.97%	5.57%
Bloomberg U.S. Aggregate Index	7.30%	(0.36%)	2.01%
ICE BofA U.S. High Yield, BB-B Rated, Constrained Index	8.73%	4.11%	6.05%

All Portfolio returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index. For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$471,936
# of Portfolio Holdings	483
Portfolio Turnover Rate	65%
Total Net Advisory Fees Paid During the Reporting Period	$1,222
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Corporate Bonds & Notes	76.8%
Loan Participations and Assignments	6.8%
U.S. Treasury Obligations	6.2%
Convertible Bonds & Notes	0.2%
Other Investments	0.1%
Short-Term Instruments	0.2%
Affiliated Investments	7.8%
Financial Derivative Instruments	(0.0%)Footnote Reference^
Other Assets and Liabilities, Net	1.9%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Additional Information

For additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/pvit or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: www.pimco.com/tax.

Administrative Class

PIMCO High Yield Portfolio

Annual Shareholder Report |

December 31, 2025

PVIT0337TSRAR_123125

Advisor Class

PIMCO High Yield Portfolio

Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about the PIMCO High Yield Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$95	0.91%

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Exposure to high yield credit default swap index positions ("CDX") contributed to relative performance as high yield CDX spreads tightened.

  Exposure to investment grade securities, specifically a datacenter project, contributed to relative performance as spreads tightened.

  Security selection within the healthcare sector, specifically overweight exposure to a pharmaceutical company, contributed to relative performance, as prices rose.

  Security selection within the energy pipelines sector, specifically overweight exposure to a U.S. pipeline developer, detracted from relative performance, as spreads widened amid geopolitical and energy sector weakness.

  Exposure to equity securities received through restructuring agreements, specifically exposure to an emerging markets liquified natural gas provider, detracted from relative performance, as prices fell.

  Security selection within the automotive sector, specifically underweight exposure to an automotive parts supplier, detracted from relative performance, as spreads tightened.

Portfolio Performance

In addition to the Portfolio's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Portfolio's regulatory index is the Bloomberg U.S. Aggregate Index. The Portfolio's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended December 31, 2025 or the life of the Portfolio, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Advisor Class	Bloomberg U.S. Aggregate Index	ICE BofA U.S. High Yield, BB-B Rated, Constrained Index
12/31/15	$10,000	$10,000	$10,000
1/31/16	$9,930	$10,138	$9,876
2/29/16	$9,988	$10,210	$9,956
3/31/16	$10,281	$10,303	$10,315
4/30/16	$10,534	$10,343	$10,660
5/31/16	$10,564	$10,345	$10,695
6/30/16	$10,609	$10,531	$10,790
7/31/16	$10,868	$10,598	$11,054
8/31/16	$11,070	$10,586	$11,276
9/30/16	$11,105	$10,580	$11,329
10/31/16	$11,077	$10,499	$11,344
11/30/16	$11,039	$10,250	$11,284
12/31/16	$11,234	$10,265	$11,472
1/31/17	$11,335	$10,285	$11,603
2/28/17	$11,498	$10,354	$11,751
3/31/17	$11,473	$10,349	$11,734
4/30/17	$11,605	$10,428	$11,877
5/31/17	$11,711	$10,509	$11,974
6/30/17	$11,730	$10,498	$11,993
7/31/17	$11,862	$10,543	$12,119
8/31/17	$11,864	$10,638	$12,131
9/30/17	$11,942	$10,587	$12,225
10/31/17	$11,987	$10,593	$12,280
11/30/17	$11,946	$10,580	$12,248
12/31/17	$11,964	$10,628	$12,273
1/31/18	$11,995	$10,506	$12,325
2/28/18	$11,860	$10,406	$12,204
3/31/18	$11,787	$10,473	$12,136
4/30/18	$11,850	$10,395	$12,203
5/31/18	$11,823	$10,469	$12,187
6/30/18	$11,842	$10,456	$12,215
7/31/18	$11,984	$10,459	$12,346
8/31/18	$12,086	$10,526	$12,443
9/30/18	$12,146	$10,458	$12,505
10/31/18	$11,929	$10,376	$12,322
11/30/18	$11,873	$10,438	$12,254
12/31/18	$11,635	$10,630	$12,022
1/31/19	$12,180	$10,742	$12,554
2/28/19	$12,378	$10,736	$12,761
3/31/19	$12,509	$10,942	$12,904
4/30/19	$12,673	$10,945	$13,070
5/31/19	$12,518	$11,139	$12,932
6/30/19	$12,825	$11,279	$13,268
7/31/19	$12,894	$11,304	$13,345
8/31/19	$12,966	$11,597	$13,443
9/30/19	$13,013	$11,535	$13,490
10/31/19	$13,064	$11,570	$13,535
11/30/19	$13,117	$11,564	$13,617
12/31/19	$13,335	$11,556	$13,838
1/31/20	$13,303	$11,778	$13,847
2/29/20	$13,085	$11,990	$13,648
3/31/20	$11,833	$11,920	$12,186
4/30/20	$12,327	$12,132	$12,696
5/31/20	$12,821	$12,188	$13,251
6/30/20	$12,820	$12,265	$13,337
7/31/20	$13,389	$12,448	$13,977
8/31/20	$13,489	$12,348	$14,085
9/30/20	$13,335	$12,341	$13,914
10/31/20	$13,388	$12,286	$13,980
11/30/20	$13,873	$12,406	$14,476
12/31/20	$14,087	$12,424	$14,707
1/31/21	$14,062	$12,334	$14,722
2/28/21	$14,076	$12,156	$14,745
3/31/21	$14,073	$12,005	$14,751
4/30/21	$14,215	$12,099	$14,907
5/31/21	$14,227	$12,139	$14,940
6/30/21	$14,403	$12,224	$15,130
7/31/21	$14,456	$12,361	$15,196
8/31/21	$14,523	$12,337	$15,278
9/30/21	$14,501	$12,231	$15,272
10/31/21	$14,462	$12,227	$15,246
11/30/21	$14,295	$12,263	$15,095
12/31/21	$14,583	$12,232	$15,383
1/31/22	$14,153	$11,968	$14,946
2/28/22	$14,040	$11,835	$14,813
3/31/22	$13,889	$11,506	$14,679
4/30/22	$13,404	$11,069	$14,154
5/31/22	$13,511	$11,141	$14,246
6/30/22	$12,609	$10,966	$13,284
7/31/22	$13,396	$11,234	$14,102
8/31/22	$12,980	$10,917	$13,718
9/30/22	$12,510	$10,445	$13,185
10/31/22	$12,870	$10,310	$13,579
11/30/22	$13,179	$10,689	$13,859
12/31/22	$13,070	$10,641	$13,755
1/31/23	$13,533	$10,968	$14,252
2/28/23	$13,322	$10,684	$14,043
3/31/23	$13,545	$10,956	$14,244
4/30/23	$13,663	$11,022	$14,366
5/31/23	$13,511	$10,902	$14,225
6/30/23	$13,676	$10,863	$14,423
7/31/23	$13,837	$10,856	$14,610
8/31/23	$13,843	$10,786	$14,640
9/30/23	$13,667	$10,512	$14,457
10/31/23	$13,510	$10,346	$14,317
11/30/23	$14,146	$10,815	$14,974
12/31/23	$14,653	$11,229	$15,486
1/31/24	$14,640	$11,198	$15,498
2/29/24	$14,650	$11,040	$15,505
3/31/24	$14,814	$11,142	$15,687
4/30/24	$14,682	$10,860	$15,543
5/31/24	$14,864	$11,044	$15,717
6/30/24	$14,996	$11,149	$15,877
7/31/24	$15,239	$11,409	$16,142
8/31/24	$15,490	$11,573	$16,390
9/30/24	$15,662	$11,728	$16,574
10/31/24	$15,530	$11,437	$16,455
11/30/24	$15,719	$11,558	$16,632
12/31/24	$15,646	$11,369	$16,546
1/31/25	$15,836	$11,430	$16,768
2/28/25	$15,957	$11,681	$16,881
3/31/25	$15,818	$11,685	$16,737
4/30/25	$15,812	$11,731	$16,750
5/31/25	$16,096	$11,647	$17,000
6/30/25	$16,377	$11,826	$17,318
7/31/25	$16,395	$11,795	$17,367
8/31/25	$16,596	$11,936	$17,571
9/30/25	$16,748	$12,067	$17,712
10/31/25	$16,817	$12,142	$17,759
11/30/25	$16,943	$12,217	$17,877
12/31/25	$17,030	$12,199	$17,990

The table below shows the average annual total returns of the Portfolio, a regulatory index, and one or more supplemental index(es) for certain periods ended December 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Advisor Class	8.85%	3.87%	5.47%
Bloomberg U.S. Aggregate Index	7.30%	(0.36%)	2.01%
ICE BofA U.S. High Yield, BB-B Rated, Constrained Index	8.73%	4.11%	6.05%

All Portfolio returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index. For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$471,936
# of Portfolio Holdings	483
Portfolio Turnover Rate	65%
Total Net Advisory Fees Paid During the Reporting Period	$1,222
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Corporate Bonds & Notes	76.8%
Loan Participations and Assignments	6.8%
U.S. Treasury Obligations	6.2%
Convertible Bonds & Notes	0.2%
Other Investments	0.1%
Short-Term Instruments	0.2%
Affiliated Investments	7.8%
Financial Derivative Instruments	(0.0%)Footnote Reference^
Other Assets and Liabilities, Net	1.9%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Additional Information

For additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/pvit or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: www.pimco.com/tax.

Advisor Class

PIMCO High Yield Portfolio

Annual Shareholder Report |

December 31, 2025

PVIT1878TSRAR_123125

Institutional Class

PIMCO High Yield Portfolio

Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about the PIMCO High Yield Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$69	0.66%

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Exposure to high yield credit default swap index positions ("CDX") contributed to relative performance as high yield CDX spreads tightened.

  Exposure to investment grade securities, specifically a datacenter project, contributed to relative performance as spreads tightened.

  Security selection within the healthcare sector, specifically overweight exposure to a pharmaceutical company, contributed to relative performance, as prices rose.

  Security selection within the energy pipelines sector, specifically overweight exposure to a U.S. pipeline developer, detracted from relative performance, as spreads widened amid geopolitical and energy sector weakness.

  Exposure to equity securities received through restructuring agreements, specifically exposure to an emerging markets liquified natural gas provider, detracted from relative performance, as prices fell.

  Security selection within the automotive sector, specifically underweight exposure to an automotive parts supplier, detracted from relative performance, as spreads tightened.

Portfolio Performance

In addition to the Portfolio's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Portfolio's regulatory index is the Bloomberg U.S. Aggregate Index. The Portfolio's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended December 31, 2025 or the life of the Portfolio, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Institutional Class	Bloomberg U.S. Aggregate Index	ICE BofA U.S. High Yield, BB-B Rated, Constrained Index
12/31/15	$10,000	$10,000	$10,000
1/31/16	$9,931	$10,138	$9,876
2/29/16	$9,992	$10,210	$9,956
3/31/16	$10,287	$10,303	$10,315
4/30/16	$10,543	$10,343	$10,660
5/31/16	$10,574	$10,345	$10,695
6/30/16	$10,622	$10,531	$10,790
7/31/16	$10,883	$10,598	$11,054
8/31/16	$11,088	$10,586	$11,276
9/30/16	$11,126	$10,580	$11,329
10/31/16	$11,100	$10,499	$11,344
11/30/16	$11,064	$10,250	$11,284
12/31/16	$11,261	$10,265	$11,472
1/31/17	$11,365	$10,285	$11,603
2/28/17	$11,530	$10,354	$11,751
3/31/17	$11,509	$10,349	$11,734
4/30/17	$11,643	$10,428	$11,877
5/31/17	$11,752	$10,509	$11,974
6/30/17	$11,774	$10,498	$11,993
7/31/17	$11,909	$10,543	$12,119
8/31/17	$11,913	$10,638	$12,131
9/30/17	$11,993	$10,587	$12,225
10/31/17	$12,041	$10,593	$12,280
11/30/17	$12,003	$10,580	$12,248
12/31/17	$12,023	$10,628	$12,273
1/31/18	$12,057	$10,506	$12,325
2/28/18	$11,924	$10,406	$12,204
3/31/18	$11,853	$10,473	$12,136
4/30/18	$11,919	$10,395	$12,203
5/31/18	$11,895	$10,469	$12,187
6/30/18	$11,916	$10,456	$12,215
7/31/18	$12,061	$10,459	$12,346
8/31/18	$12,167	$10,526	$12,443
9/30/18	$12,229	$10,458	$12,505
10/31/18	$12,014	$10,376	$12,322
11/30/18	$11,960	$10,438	$12,254
12/31/18	$11,722	$10,630	$12,022
1/31/19	$12,275	$10,742	$12,554
2/28/19	$12,476	$10,736	$12,761
3/31/19	$12,611	$10,942	$12,904
4/30/19	$12,779	$10,945	$13,070
5/31/19	$12,625	$11,139	$12,932
6/30/19	$12,938	$11,279	$13,268
7/31/19	$13,010	$11,304	$13,345
8/31/19	$13,086	$11,597	$13,443
9/30/19	$13,135	$11,535	$13,490
10/31/19	$13,190	$11,570	$13,535
11/30/19	$13,247	$11,564	$13,617
12/31/19	$13,469	$11,556	$13,838
1/31/20	$13,440	$11,778	$13,847
2/29/20	$13,222	$11,990	$13,648
3/31/20	$11,959	$11,920	$12,186
4/30/20	$12,461	$12,132	$12,696
5/31/20	$12,963	$12,188	$13,251
6/30/20	$12,965	$12,265	$13,337
7/31/20	$13,543	$12,448	$13,977
8/31/20	$13,648	$12,348	$14,085
9/30/20	$13,494	$12,341	$13,914
10/31/20	$13,550	$12,286	$13,980
11/30/20	$14,045	$12,406	$14,476
12/31/20	$14,264	$12,424	$14,707
1/31/21	$14,241	$12,334	$14,722
2/28/21	$14,259	$12,156	$14,745
3/31/21	$14,258	$12,005	$14,751
4/30/21	$14,406	$12,099	$14,907
5/31/21	$14,421	$12,139	$14,940
6/30/21	$14,602	$12,224	$15,130
7/31/21	$14,659	$12,361	$15,196
8/31/21	$14,730	$12,337	$15,278
9/30/21	$14,711	$12,231	$15,272
10/31/21	$14,674	$12,227	$15,246
11/30/21	$14,508	$12,263	$15,095
12/31/21	$14,804	$12,232	$15,383
1/31/22	$14,369	$11,968	$14,946
2/28/22	$14,257	$11,835	$14,813
3/31/22	$14,108	$11,506	$14,679
4/30/22	$13,618	$11,069	$14,154
5/31/22	$13,729	$11,141	$14,246
6/30/22	$12,816	$10,966	$13,284
7/31/22	$13,618	$11,234	$14,102
8/31/22	$13,198	$10,917	$13,718
9/30/22	$12,724	$10,445	$13,185
10/31/22	$13,092	$10,310	$13,579
11/30/22	$13,409	$10,689	$13,859
12/31/22	$13,301	$10,641	$13,755
1/31/23	$13,775	$10,968	$14,252
2/28/23	$13,562	$10,684	$14,043
3/31/23	$13,793	$10,956	$14,244
4/30/23	$13,916	$11,022	$14,366
5/31/23	$13,764	$10,902	$14,225
6/30/23	$13,935	$10,863	$14,423
7/31/23	$14,102	$10,856	$14,610
8/31/23	$14,111	$10,786	$14,640
9/30/23	$13,935	$10,512	$14,457
10/31/23	$13,778	$10,346	$14,317
11/30/23	$14,429	$10,815	$14,974
12/31/23	$14,949	$11,229	$15,486
1/31/24	$14,938	$11,198	$15,498
2/29/24	$14,952	$11,040	$15,505
3/31/24	$15,123	$11,142	$15,687
4/30/24	$14,991	$10,860	$15,543
5/31/24	$15,180	$11,044	$15,717
6/30/24	$15,317	$11,149	$15,877
7/31/24	$15,569	$11,409	$16,142
8/31/24	$15,830	$11,573	$16,390
9/30/24	$16,008	$11,728	$16,574
10/31/24	$15,877	$11,437	$16,455
11/30/24	$16,073	$11,558	$16,632
12/31/24	$16,002	$11,369	$16,546
1/31/25	$16,199	$11,430	$16,768
2/28/25	$16,327	$11,681	$16,881
3/31/25	$16,187	$11,685	$16,737
4/30/25	$16,185	$11,731	$16,750
5/31/25	$16,479	$11,647	$17,000
6/30/25	$16,769	$11,826	$17,318
7/31/25	$16,792	$11,795	$17,367
8/31/25	$17,002	$11,936	$17,571
9/30/25	$17,160	$12,067	$17,712
10/31/25	$17,235	$12,142	$17,759
11/30/25	$17,368	$12,217	$17,877
12/31/25	$17,461	$12,199	$17,990

The table below shows the average annual total returns of the Portfolio, a regulatory index, and one or more supplemental index(es) for certain periods ended December 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	9.12%	4.13%	5.73%
Bloomberg U.S. Aggregate Index	7.30%	(0.36%)	2.01%
ICE BofA U.S. High Yield, BB-B Rated, Constrained Index	8.73%	4.11%	6.05%

All Portfolio returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index. For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$471,936
# of Portfolio Holdings	483
Portfolio Turnover Rate	65%
Total Net Advisory Fees Paid During the Reporting Period	$1,222
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Corporate Bonds & Notes	76.8%
Loan Participations and Assignments	6.8%
U.S. Treasury Obligations	6.2%
Convertible Bonds & Notes	0.2%
Other Investments	0.1%
Short-Term Instruments	0.2%
Affiliated Investments	7.8%
Financial Derivative Instruments	(0.0%)Footnote Reference^
Other Assets and Liabilities, Net	1.9%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Additional Information

For additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/pvit or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: www.pimco.com/tax.

Institutional Class

PIMCO High Yield Portfolio

Annual Shareholder Report |

December 31, 2025

PVIT0548TSRAR_123125

Administrative Class

PIMCO Income Portfolio

Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about the PIMCO Income Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$97	0.92%

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Long exposure to the U.S. cash rate contributed to performance, as the 3-month Secured Overnight Financing Rate remained elevated.

  Long exposure to U.S. duration contributed to performance, as interest rates fell across the front- and intermediate-end of the U.S. sovereign curve.

  Holdings of agency mortgage-backed securities ("MBS") contributed to performance, as agency MBS spreads tightened.

  Long exposure to Australian duration detracted from performance, as interest rates rose across intermediate tenors of the Australian sovereign curve.

  Short exposure to the Swiss franc detracted from performance, as the Swiss franc appreciated against the U.S. dollar.

  Holdings of U.S. inflation-protected securities detracted from performance, as breakeven inflation rates fell across the intermediate and long end of the U.S. curve.

Portfolio Performance

In addition to the Portfolio's performance, the graph and the table in this section include performance of a broad-based securities market index (i.e., a regulatory index). The Portfolio's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended December 31, 2025 or the life of the Portfolio, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Administrative Class	Bloomberg U.S. Aggregate Index
4/29/16	$10,000	$10,000
4/30/16	$10,000	$10,000
5/31/16	$10,113	$10,003
6/30/16	$10,123	$10,182
7/31/16	$10,297	$10,247
8/31/16	$10,401	$10,235
9/30/16	$10,466	$10,229
10/31/16	$10,549	$10,151
11/30/16	$10,501	$9,911
12/31/16	$10,581	$9,925
1/31/17	$10,643	$9,944
2/28/17	$10,767	$10,011
3/31/17	$10,842	$10,006
4/30/17	$10,914	$10,083
5/31/17	$11,102	$10,160
6/30/17	$11,135	$10,150
7/31/17	$11,220	$10,194
8/31/17	$11,306	$10,285
9/30/17	$11,352	$10,236
10/31/17	$11,401	$10,242
11/30/17	$11,407	$10,229
12/31/17	$11,436	$10,276
1/31/18	$11,420	$10,158
2/28/18	$11,372	$10,061
3/31/18	$11,435	$10,126
4/30/18	$11,385	$10,051
5/31/18	$11,391	$10,122
6/30/18	$11,379	$10,110
7/31/18	$11,452	$10,112
8/31/18	$11,399	$10,177
9/30/18	$11,448	$10,112
10/31/18	$11,426	$10,032
11/30/18	$11,385	$10,092
12/31/18	$11,480	$10,277
1/31/19	$11,701	$10,386
2/28/19	$11,753	$10,380
3/31/19	$11,863	$10,580
4/30/19	$11,966	$10,582
5/31/19	$12,008	$10,770
6/30/19	$12,190	$10,906
7/31/19	$12,216	$10,930
8/31/19	$12,109	$11,213
9/30/19	$12,176	$11,153
10/31/19	$12,247	$11,187
11/30/19	$12,283	$11,181
12/31/19	$12,464	$11,173
1/31/20	$12,519	$11,388
2/29/20	$12,458	$11,593
3/31/20	$11,480	$11,525
4/30/20	$11,862	$11,730
5/31/20	$12,193	$11,784
6/30/20	$12,376	$11,859
7/31/20	$12,601	$12,036
8/31/20	$12,764	$11,939
9/30/20	$12,714	$11,932
10/31/20	$12,723	$11,879
11/30/20	$13,063	$11,995
12/31/20	$13,276	$12,012
1/31/21	$13,302	$11,926
2/28/21	$13,284	$11,753
3/31/21	$13,246	$11,607
4/30/21	$13,365	$11,698
5/31/21	$13,420	$11,737
6/30/21	$13,466	$11,819
7/31/21	$13,489	$11,951
8/31/21	$13,544	$11,929
9/30/21	$13,523	$11,825
10/31/21	$13,489	$11,822
11/30/21	$13,392	$11,857
12/31/21	$13,540	$11,827
1/31/22	$13,403	$11,572
2/28/22	$13,061	$11,443
3/31/22	$12,957	$11,125
4/30/22	$12,630	$10,703
5/31/22	$12,630	$10,772
6/30/22	$12,214	$10,603
7/31/22	$12,586	$10,862
8/31/22	$12,480	$10,555
9/30/22	$12,068	$10,099
10/31/22	$12,099	$9,968
11/30/22	$12,478	$10,335
12/31/22	$12,487	$10,288
1/31/23	$12,878	$10,604
2/28/23	$12,637	$10,330
3/31/23	$12,703	$10,593
4/30/23	$12,758	$10,657
5/31/23	$12,749	$10,541
6/30/23	$12,890	$10,503
7/31/23	$13,010	$10,496
8/31/23	$13,002	$10,429
9/30/23	$12,848	$10,164
10/31/23	$12,695	$10,003
11/30/23	$13,160	$10,456
12/31/23	$13,518	$10,857
1/31/24	$13,578	$10,827
2/29/24	$13,556	$10,674
3/31/24	$13,724	$10,773
4/30/24	$13,535	$10,500
5/31/24	$13,752	$10,678
6/30/24	$13,790	$10,780
7/31/24	$14,069	$11,031
8/31/24	$14,199	$11,190
9/30/24	$14,380	$11,340
10/31/24	$14,134	$11,058
11/30/24	$14,357	$11,175
12/31/24	$14,249	$10,992
1/31/25	$14,400	$11,051
2/28/25	$14,661	$11,294
3/31/25	$14,683	$11,298
4/30/25	$14,690	$11,343
5/31/25	$14,713	$11,261
6/30/25	$14,981	$11,435
7/31/25	$14,987	$11,404
8/31/25	$15,203	$11,541
9/30/25	$15,307	$11,667
10/31/25	$15,529	$11,740
11/30/25	$15,633	$11,813
12/31/25	$15,701	$11,795

The table below shows the average annual total returns of the Portfolio and a regulatory index for certain periods ended December 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	Since Inception 4/29/16
Administrative Class	10.19%	3.41%	4.77%
Bloomberg U.S. Aggregate Index	7.30%	(0.36%)	1.72%

All Portfolio returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index. For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,001,799
# of Portfolio Holdings	1,337
Portfolio Turnover Rate	604%
Total Net Advisory Fees Paid During the Reporting Period	$2,353
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	62.2%
Asset-Backed Securities	36.7%
Non-Agency Mortgage-Backed Securities	23.4%
Corporate Bonds & Notes	13.5%
U.S. Treasury Obligations	13.3%
Sovereign Issues	9.8%
Loan Participations and Assignments	1.5%
Preferred Securities	0.2%
Common Stocks	0.2%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	0.5%
Affiliated Investments	0.1%
Financial Derivative Instruments	(0.1%)
Other Assets and Liabilities, Net	(61.3%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Portfolio Changes

This is a summary of certain changes and planned changes of the Portfolio since the beginning of the reporting period. For more information, you may refer to the Portfolio's next prospectus, which we expect to be available by April 30, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Portfolio Operating Expenses. Annual portfolio operating expenses decreased during the year by 0.14% as a result of lower expenses related to interest.

Additional Information

For additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/pvit or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: www.pimco.com/tax.

Administrative Class

PIMCO Income Portfolio

Annual Shareholder Report |

December 31, 2025

PVIT2164TSRAR_123125

Advisor Class

PIMCO Income Portfolio

Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about the PIMCO Income Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$107	1.02%

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Long exposure to the U.S. cash rate contributed to performance, as the 3-month Secured Overnight Financing Rate remained elevated.

  Long exposure to U.S. duration contributed to performance, as interest rates fell across the front- and intermediate-end of the U.S. sovereign curve.

  Holdings of agency mortgage-backed securities ("MBS") contributed to performance, as agency MBS spreads tightened.

  Long exposure to Australian duration detracted from performance, as interest rates rose across intermediate tenors of the Australian sovereign curve.

  Short exposure to the Swiss franc detracted from performance, as the Swiss franc appreciated against the U.S. dollar.

  Holdings of U.S. inflation-protected securities detracted from performance, as breakeven inflation rates fell across the intermediate and long end of the U.S. curve.

Portfolio Performance

In addition to the Portfolio's performance, the graph and the table in this section include performance of a broad-based securities market index (i.e., a regulatory index). The Portfolio's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended December 31, 2025 or the life of the Portfolio, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Advisor Class	Bloomberg U.S. Aggregate Index
4/29/16	$10,000	$10,000
4/30/16	$10,000	$10,000
5/31/16	$10,112	$10,003
6/30/16	$10,121	$10,182
7/31/16	$10,294	$10,247
8/31/16	$10,397	$10,235
9/30/16	$10,461	$10,229
10/31/16	$10,544	$10,151
11/30/16	$10,494	$9,911
12/31/16	$10,574	$9,925
1/31/17	$10,635	$9,944
2/28/17	$10,758	$10,011
3/31/17	$10,832	$10,006
4/30/17	$10,903	$10,083
5/31/17	$11,090	$10,160
6/30/17	$11,122	$10,150
7/31/17	$11,206	$10,194
8/31/17	$11,291	$10,285
9/30/17	$11,336	$10,236
10/31/17	$11,383	$10,242
11/30/17	$11,389	$10,229
12/31/17	$11,417	$10,276
1/31/18	$11,400	$10,158
2/28/18	$11,352	$10,061
3/31/18	$11,413	$10,126
4/30/18	$11,363	$10,051
5/31/18	$11,368	$10,122
6/30/18	$11,354	$10,110
7/31/18	$11,426	$10,112
8/31/18	$11,372	$10,177
9/30/18	$11,420	$10,112
10/31/18	$11,397	$10,032
11/30/18	$11,355	$10,092
12/31/18	$11,450	$10,277
1/31/19	$11,669	$10,386
2/28/19	$11,719	$10,380
3/31/19	$11,829	$10,580
4/30/19	$11,930	$10,582
5/31/19	$11,971	$10,770
6/30/19	$12,151	$10,906
7/31/19	$12,177	$10,930
8/31/19	$12,068	$11,213
9/30/19	$12,135	$11,153
10/31/19	$12,205	$11,187
11/30/19	$12,239	$11,181
12/31/19	$12,418	$11,173
1/31/20	$12,472	$11,388
2/29/20	$12,410	$11,593
3/31/20	$11,435	$11,525
4/30/20	$11,814	$11,730
5/31/20	$12,143	$11,784
6/30/20	$12,325	$11,859
7/31/20	$12,548	$12,036
8/31/20	$12,709	$11,939
9/30/20	$12,658	$11,932
10/31/20	$12,665	$11,879
11/30/20	$13,003	$11,995
12/31/20	$13,214	$12,012
1/31/21	$13,239	$11,926
2/28/21	$13,220	$11,753
3/31/21	$13,181	$11,607
4/30/21	$13,299	$11,698
5/31/21	$13,352	$11,737
6/30/21	$13,397	$11,819
7/31/21	$13,418	$11,951
8/31/21	$13,472	$11,929
9/30/21	$13,450	$11,825
10/31/21	$13,416	$11,822
11/30/21	$13,317	$11,857
12/31/21	$13,464	$11,827
1/31/22	$13,326	$11,572
2/28/22	$12,985	$11,443
3/31/22	$12,881	$11,125
4/30/22	$12,554	$10,703
5/31/22	$12,554	$10,772
6/30/22	$12,138	$10,603
7/31/22	$12,508	$10,862
8/31/22	$12,401	$10,555
9/30/22	$11,990	$10,099
10/31/22	$12,020	$9,968
11/30/22	$12,396	$10,335
12/31/22	$12,404	$10,288
1/31/23	$12,792	$10,604
2/28/23	$12,551	$10,330
3/31/23	$12,615	$10,593
4/30/23	$12,669	$10,657
5/31/23	$12,659	$10,541
6/30/23	$12,798	$10,503
7/31/23	$12,916	$10,496
8/31/23	$12,907	$10,429
9/30/23	$12,753	$10,164
10/31/23	$12,600	$10,003
11/30/23	$13,060	$10,456
12/31/23	$13,414	$10,857
1/31/24	$13,473	$10,827
2/29/24	$13,450	$10,674
3/31/24	$13,616	$10,773
4/30/24	$13,427	$10,500
5/31/24	$13,641	$10,678
6/30/24	$13,678	$10,780
7/31/24	$13,954	$11,031
8/31/24	$14,081	$11,190
9/30/24	$14,259	$11,340
10/31/24	$14,014	$11,058
11/30/24	$14,234	$11,175
12/31/24	$14,126	$10,992
1/31/25	$14,274	$11,051
2/28/25	$14,532	$11,294
3/31/25	$14,553	$11,298
4/30/25	$14,558	$11,343
5/31/25	$14,580	$11,261
6/30/25	$14,844	$11,435
7/31/25	$14,849	$11,404
8/31/25	$15,061	$11,541
9/30/25	$15,164	$11,667
10/31/25	$15,382	$11,740
11/30/25	$15,484	$11,813
12/31/25	$15,550	$11,795

The table below shows the average annual total returns of the Portfolio and a regulatory index for certain periods ended December 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	Since Inception 4/29/16
Advisor Class	10.08%	3.31%	4.67%
Bloomberg U.S. Aggregate Index	7.30%	(0.36%)	1.72%

All Portfolio returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index. For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,001,799
# of Portfolio Holdings	1,337
Portfolio Turnover Rate	604%
Total Net Advisory Fees Paid During the Reporting Period	$2,353
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	62.2%
Asset-Backed Securities	36.7%
Non-Agency Mortgage-Backed Securities	23.4%
Corporate Bonds & Notes	13.5%
U.S. Treasury Obligations	13.3%
Sovereign Issues	9.8%
Loan Participations and Assignments	1.5%
Preferred Securities	0.2%
Common Stocks	0.2%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	0.5%
Affiliated Investments	0.1%
Financial Derivative Instruments	(0.1%)
Other Assets and Liabilities, Net	(61.3%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Portfolio Changes

This is a summary of certain changes and planned changes of the Portfolio since the beginning of the reporting period. For more information, you may refer to the Portfolio's next prospectus, which we expect to be available by April 30, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Portfolio Operating Expenses. Annual portfolio operating expenses decreased during the year by 0.14% as a result of lower expenses related to interest.

Additional Information

For additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/pvit or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: www.pimco.com/tax.

Advisor Class

PIMCO Income Portfolio

Annual Shareholder Report |

December 31, 2025

PVIT2166TSRAR_123125

Institutional Class

PIMCO Income Portfolio

Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about the PIMCO Income Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$81	0.77%

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Long exposure to the U.S. cash rate contributed to performance, as the 3-month Secured Overnight Financing Rate remained elevated.

  Long exposure to U.S. duration contributed to performance, as interest rates fell across the front- and intermediate-end of the U.S. sovereign curve.

  Holdings of agency mortgage-backed securities ("MBS") contributed to performance, as agency MBS spreads tightened.

  Long exposure to Australian duration detracted from performance, as interest rates rose across intermediate tenors of the Australian sovereign curve.

  Short exposure to the Swiss franc detracted from performance, as the Swiss franc appreciated against the U.S. dollar.

  Holdings of U.S. inflation-protected securities detracted from performance, as breakeven inflation rates fell across the intermediate and long end of the U.S. curve.

Portfolio Performance

In addition to the Portfolio's performance, the graph and the table in this section include performance of a broad-based securities market index (i.e., a regulatory index). The Portfolio's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended December 31, 2025 or the life of the Portfolio, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Institutional Class	Bloomberg U.S. Aggregate Index
4/29/16	$10,000	$10,000
4/30/16	$10,000	$10,000
5/31/16	$10,114	$10,003
6/30/16	$10,125	$10,182
7/31/16	$10,300	$10,247
8/31/16	$10,406	$10,235
9/30/16	$10,473	$10,229
10/31/16	$10,557	$10,151
11/30/16	$10,510	$9,911
12/31/16	$10,592	$9,925
1/31/17	$10,655	$9,944
2/28/17	$10,780	$10,011
3/31/17	$10,857	$10,006
4/30/17	$10,930	$10,083
5/31/17	$11,120	$10,160
6/30/17	$11,155	$10,150
7/31/17	$11,241	$10,194
8/31/17	$11,328	$10,285
9/30/17	$11,376	$10,236
10/31/17	$11,426	$10,242
11/30/17	$11,434	$10,229
12/31/17	$11,465	$10,276
1/31/18	$11,450	$10,158
2/28/18	$11,404	$10,061
3/31/18	$11,468	$10,126
4/30/18	$11,420	$10,051
5/31/18	$11,427	$10,122
6/30/18	$11,416	$10,110
7/31/18	$11,491	$10,112
8/31/18	$11,439	$10,177
9/30/18	$11,490	$10,112
10/31/18	$11,469	$10,032
11/30/18	$11,429	$10,092
12/31/18	$11,527	$10,277
1/31/19	$11,749	$10,386
2/28/19	$11,803	$10,380
3/31/19	$11,915	$10,580
4/30/19	$12,020	$10,582
5/31/19	$12,064	$10,770
6/30/19	$12,248	$10,906
7/31/19	$12,276	$10,930
8/31/19	$12,170	$11,213
9/30/19	$12,239	$11,153
10/31/19	$12,312	$11,187
11/30/19	$12,349	$11,181
12/31/19	$12,533	$11,173
1/31/20	$12,590	$11,388
2/29/20	$12,530	$11,593
3/31/20	$11,547	$11,525
4/30/20	$11,933	$11,730
5/31/20	$12,268	$11,784
6/30/20	$12,454	$11,859
7/31/20	$12,682	$12,036
8/31/20	$12,847	$11,939
9/30/20	$12,799	$11,932
10/31/20	$12,809	$11,879
11/30/20	$13,153	$11,995
12/31/20	$13,369	$12,012
1/31/21	$13,397	$11,926
2/28/21	$13,381	$11,753
3/31/21	$13,344	$11,607
4/30/21	$13,466	$11,698
5/31/21	$13,523	$11,737
6/30/21	$13,571	$11,819
7/31/21	$13,596	$11,951
8/31/21	$13,653	$11,929
9/30/21	$13,634	$11,825
10/31/21	$13,601	$11,822
11/30/21	$13,505	$11,857
12/31/21	$13,656	$11,827
1/31/22	$13,519	$11,572
2/28/22	$13,176	$11,443
3/31/22	$13,073	$11,125
4/30/22	$12,744	$10,703
5/31/22	$12,746	$10,772
6/30/22	$12,327	$10,603
7/31/22	$12,705	$10,862
8/31/22	$12,599	$10,555
9/30/22	$12,184	$10,099
10/31/22	$12,217	$9,968
11/30/22	$12,601	$10,335
12/31/22	$12,613	$10,288
1/31/23	$13,009	$10,604
2/28/23	$12,767	$10,330
3/31/23	$12,836	$10,593
4/30/23	$12,893	$10,657
5/31/23	$12,885	$10,541
6/30/23	$13,030	$10,503
7/31/23	$13,152	$10,496
8/31/23	$13,146	$10,429
9/30/23	$12,992	$10,164
10/31/23	$12,838	$10,003
11/30/23	$13,310	$10,456
12/31/23	$13,674	$10,857
1/31/24	$13,737	$10,827
2/29/24	$13,716	$10,674
3/31/24	$13,888	$10,773
4/30/24	$13,698	$10,500
5/31/24	$13,919	$10,678
6/30/24	$13,960	$10,780
7/31/24	$14,244	$11,031
8/31/24	$14,377	$11,190
9/30/24	$14,562	$11,340
10/31/24	$14,315	$11,058
11/30/24	$14,543	$11,175
12/31/24	$14,435	$10,992
1/31/25	$14,590	$11,051
2/28/25	$14,857	$11,294
3/31/25	$14,880	$11,298
4/30/25	$14,889	$11,343
5/31/25	$14,915	$11,261
6/30/25	$15,187	$11,435
7/31/25	$15,196	$11,404
8/31/25	$15,416	$11,541
9/30/25	$15,524	$11,667
10/31/25	$15,751	$11,740
11/30/25	$15,859	$11,813
12/31/25	$15,930	$11,795

The table below shows the average annual total returns of the Portfolio and a regulatory index for certain periods ended December 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	Since Inception 4/29/16
Institutional Class	10.36%	3.57%	4.93%
Bloomberg U.S. Aggregate Index	7.30%	(0.36%)	1.72%

All Portfolio returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index. For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,001,799
# of Portfolio Holdings	1,337
Portfolio Turnover Rate	604%
Total Net Advisory Fees Paid During the Reporting Period	$2,353
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	62.2%
Asset-Backed Securities	36.7%
Non-Agency Mortgage-Backed Securities	23.4%
Corporate Bonds & Notes	13.5%
U.S. Treasury Obligations	13.3%
Sovereign Issues	9.8%
Loan Participations and Assignments	1.5%
Preferred Securities	0.2%
Common Stocks	0.2%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	0.5%
Affiliated Investments	0.1%
Financial Derivative Instruments	(0.1%)
Other Assets and Liabilities, Net	(61.3%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Portfolio Changes

This is a summary of certain changes and planned changes of the Portfolio since the beginning of the reporting period. For more information, you may refer to the Portfolio's next prospectus, which we expect to be available by April 30, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Portfolio Operating Expenses. Annual portfolio operating expenses decreased during the year by 0.14% as a result of lower expenses related to interest.

Additional Information

For additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/pvit or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: www.pimco.com/tax.

Institutional Class

PIMCO Income Portfolio

Annual Shareholder Report |

December 31, 2025

PVIT2165TSRAR_123125

Administrative Class

PIMCO International Bond Portfolio (U.S. Dollar-Hedged)

Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about the PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (the "Portfolio") for the period of January 1, 2025 to December 31, 2025 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$111	1.09%

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Curve positioning in the U.S., primarily overweight exposure to the intermediate section of the curve, contributed to relative performance, as the curve steepened.

  Long exposure to select emerging markets ("EM") CEEMEA currencies, particularly the Turkish lira and Polish zloty, contributed to relative performance, as local yields in Turkey remained high and the Polish zloty appreciated relative to the U.S. dollar.

  Long exposure to select EM Latin American currencies, particularly the Brazilian real and Mexican peso, contributed to relative performance, as they appreciated relative to the U.S. dollar.

  Positioning within Japanese rates contributed to relative performance, as the curve steepened.

  Overweight exposure to Australian duration detracted from relative performance, as yields in Australia rose.

  Short exposure to select EM Asian currencies, particularly the South Korean won and Taiwanese dollar, detracted from relative performance, as they appreciated relative to the U.S. dollar.

  There were no other material detractors for this Portfolio.

Portfolio Performance

In addition to the Portfolio's performance, the graph and the table in this section include performance of a broad-based securities market index (i.e., a regulatory index). The Portfolio's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended December 31, 2025 or the life of the Portfolio, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Administrative Class	Bloomberg Global Aggregate ex-USD (USD Hedged) Index
12/31/15	$10,000	$10,000
1/31/16	$10,100	$10,158
2/29/16	$10,152	$10,278
3/31/16	$10,255	$10,351
4/30/16	$10,265	$10,349
5/31/16	$10,334	$10,424
6/30/16	$10,562	$10,633
7/31/16	$10,675	$10,691
8/31/16	$10,709	$10,687
9/30/16	$10,740	$10,689
10/31/16	$10,657	$10,566
11/30/16	$10,558	$10,450
12/31/16	$10,648	$10,490
1/31/17	$10,572	$10,400
2/28/17	$10,711	$10,502
3/31/17	$10,698	$10,496
4/30/17	$10,734	$10,559
5/31/17	$10,770	$10,604
6/30/17	$10,729	$10,557
7/31/17	$10,775	$10,581
8/31/17	$10,870	$10,680
9/30/17	$10,848	$10,630
10/31/17	$10,924	$10,704
11/30/17	$10,962	$10,745
12/31/17	$10,942	$10,750
1/31/18	$10,949	$10,707
2/28/18	$10,977	$10,742
3/31/18	$11,078	$10,851
4/30/18	$11,067	$10,840
5/31/18	$11,079	$10,856
6/30/18	$11,114	$10,903
7/31/18	$11,139	$10,901
8/31/18	$11,124	$10,907
9/30/18	$11,115	$10,884
10/31/18	$11,138	$10,916
11/30/18	$11,133	$10,963
12/31/18	$11,174	$11,091
1/31/19	$11,322	$11,203
2/28/19	$11,357	$11,228
3/31/19	$11,498	$11,419
4/30/19	$11,516	$11,424
5/31/19	$11,631	$11,560
6/30/19	$11,804	$11,732
7/31/19	$11,917	$11,875
8/31/19	$12,093	$12,114
9/30/19	$12,036	$12,064
10/31/19	$11,986	$11,994
11/30/19	$11,940	$11,972
12/31/19	$11,957	$11,930
1/31/20	$12,142	$12,135
2/29/20	$12,157	$12,232
3/31/20	$11,664	$11,991
4/30/20	$11,920	$12,160
5/31/20	$12,013	$12,163
6/30/20	$12,106	$12,202
7/31/20	$12,261	$12,289
8/31/20	$12,270	$12,202
9/30/20	$12,368	$12,284
10/31/20	$12,444	$12,322
11/30/20	$12,510	$12,351
12/31/20	$12,621	$12,400
1/31/21	$12,596	$12,346
2/28/21	$12,436	$12,141
3/31/21	$12,457	$12,165
4/30/21	$12,434	$12,152
5/31/21	$12,455	$12,168
6/30/21	$12,450	$12,207
7/31/21	$12,575	$12,373
8/31/21	$12,550	$12,343
9/30/21	$12,431	$12,218
10/31/21	$12,348	$12,166
11/30/21	$12,424	$12,294
12/31/21	$12,374	$12,227
1/31/22	$12,279	$12,091
2/28/22	$12,082	$11,927
3/31/22	$11,898	$11,732
4/30/22	$11,657	$11,511
5/31/22	$11,543	$11,427
6/30/22	$11,319	$11,261
7/31/22	$11,601	$11,565
8/31/22	$11,339	$11,271
9/30/22	$11,028	$11,013
10/31/22	$11,102	$11,068
11/30/22	$11,293	$11,242
12/31/22	$11,118	$11,033
1/31/23	$11,357	$11,220
2/28/23	$11,259	$11,125
3/31/23	$11,417	$11,348
4/30/23	$11,450	$11,396
5/31/23	$11,451	$11,413
6/30/23	$11,473	$11,432
7/31/23	$11,519	$11,440
8/31/23	$11,545	$11,472
9/30/23	$11,440	$11,342
10/31/23	$11,415	$11,339
11/30/23	$11,734	$11,634
12/31/23	$12,120	$11,951
1/31/24	$12,092	$11,932
2/29/24	$12,090	$11,915
3/31/24	$12,266	$12,020
4/30/24	$12,156	$11,909
5/31/24	$12,202	$11,936
6/30/24	$12,271	$12,033
7/31/24	$12,447	$12,229
8/31/24	$12,484	$12,327
9/30/24	$12,637	$12,452
10/31/24	$12,537	$12,391
11/30/24	$12,752	$12,555
12/31/24	$12,782	$12,545
1/31/25	$12,845	$12,577
2/28/25	$12,879	$12,626
3/31/25	$12,806	$12,523
4/30/25	$12,923	$12,711
5/31/25	$12,922	$12,702
6/30/25	$13,040	$12,766
7/31/25	$13,041	$12,768
8/31/25	$13,095	$12,771
9/30/25	$13,158	$12,829
10/31/25	$13,313	$12,947
11/30/25	$13,289	$12,932
12/31/25	$13,288	$12,895

The table below shows the average annual total returns of the Portfolio and a regulatory index for certain periods ended December 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Administrative Class	3.95%	1.03%	2.88%
Bloomberg Global Aggregate ex-USD (USD Hedged) Index	2.80%	0.79%	2.58%

All Portfolio returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index. For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$546,072
# of Portfolio Holdings	1,249
Portfolio Turnover Rate	654%
Total Net Advisory Fees Paid During the Reporting Period	$1,333
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

United States	70.4%
China	8.5%
United Kingdom	8.4%
Canada	6.5%
Japan	6.3%
France	5.3%
Spain	4.3%
Australia	4.3%
Cayman Islands	3.8%
Ireland	3.4%
Other Countries	18.6%
Short-Term Instruments	2.2%
Affiliated Investments	0.3%
Financial Derivative Instruments	(0.7%)
Other Assets and Liabilities, Net	(41.5%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Portfolio Changes

This is a summary of certain changes and planned changes of the Portfolio since the beginning of the reporting period. For more information, you may refer to the Portfolio's next prospectus, which we expect to be available by April 30, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Portfolio Operating Expenses. Annual portfolio operating expenses increased during the year by 0.08% as a result of higher expenses related to interest.

Additional Information

For additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/pvit or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: www.pimco.com/tax.

Administrative Class

PIMCO International Bond Portfolio (U.S. Dollar-Hedged)

Annual Shareholder Report |

December 31, 2025

PVIT0335TSRAR_123125

Advisor Class

PIMCO International Bond Portfolio (U.S. Dollar-Hedged)

Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about the PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (the "Portfolio") for the period of January 1, 2025 to December 31, 2025 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$121	1.19%

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Curve positioning in the U.S., primarily overweight exposure to the intermediate section of the curve, contributed to relative performance, as the curve steepened.

  Long exposure to select emerging markets ("EM") CEEMEA currencies, particularly the Turkish lira and Polish zloty, contributed to relative performance, as local yields in Turkey remained high and the Polish zloty appreciated relative to the U.S. dollar.

  Long exposure to select EM Latin American currencies, particularly the Brazilian real and Mexican peso, contributed to relative performance, as they appreciated relative to the U.S. dollar.

  Positioning within Japanese rates contributed to relative performance, as the curve steepened.

  Overweight exposure to Australian duration detracted from relative performance, as yields in Australia rose.

  Short exposure to select EM Asian currencies, particularly the South Korean won and Taiwanese dollar, detracted from relative performance, as they appreciated relative to the U.S. dollar.

  There were no other material detractors for this Portfolio.

Portfolio Performance

In addition to the Portfolio's performance, the graph and the table in this section include performance of a broad-based securities market index (i.e., a regulatory index). The Portfolio's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended December 31, 2025 or the life of the Portfolio, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Advisor Class	Bloomberg Global Aggregate ex-USD (USD Hedged) Index
12/31/15	$10,000	$10,000
1/31/16	$10,100	$10,158
2/29/16	$10,151	$10,278
3/31/16	$10,253	$10,351
4/30/16	$10,262	$10,349
5/31/16	$10,330	$10,424
6/30/16	$10,557	$10,633
7/31/16	$10,669	$10,691
8/31/16	$10,702	$10,687
9/30/16	$10,732	$10,689
10/31/16	$10,649	$10,566
11/30/16	$10,548	$10,450
12/31/16	$10,637	$10,490
1/31/17	$10,561	$10,400
2/28/17	$10,699	$10,502
3/31/17	$10,685	$10,496
4/30/17	$10,720	$10,559
5/31/17	$10,755	$10,604
6/30/17	$10,713	$10,557
7/31/17	$10,758	$10,581
8/31/17	$10,852	$10,680
9/30/17	$10,829	$10,630
10/31/17	$10,904	$10,704
11/30/17	$10,942	$10,745
12/31/17	$10,920	$10,750
1/31/18	$10,926	$10,707
2/28/18	$10,953	$10,742
3/31/18	$11,053	$10,851
4/30/18	$11,042	$10,840
5/31/18	$11,053	$10,856
6/30/18	$11,087	$10,903
7/31/18	$11,111	$10,901
8/31/18	$11,095	$10,907
9/30/18	$11,085	$10,884
10/31/18	$11,107	$10,916
11/30/18	$11,100	$10,963
12/31/18	$11,141	$11,091
1/31/19	$11,287	$11,203
2/28/19	$11,321	$11,228
3/31/19	$11,461	$11,419
4/30/19	$11,478	$11,424
5/31/19	$11,592	$11,560
6/30/19	$11,763	$11,732
7/31/19	$11,874	$11,875
8/31/19	$12,049	$12,114
9/30/19	$11,992	$12,064
10/31/19	$11,940	$11,994
11/30/19	$11,894	$11,972
12/31/19	$11,909	$11,930
1/31/20	$12,093	$12,135
2/29/20	$12,107	$12,232
3/31/20	$11,615	$11,991
4/30/20	$11,868	$12,160
5/31/20	$11,961	$12,163
6/30/20	$12,052	$12,202
7/31/20	$12,205	$12,289
8/31/20	$12,213	$12,202
9/30/20	$12,310	$12,284
10/31/20	$12,385	$12,322
11/30/20	$12,449	$12,351
12/31/20	$12,559	$12,400
1/31/21	$12,532	$12,346
2/28/21	$12,373	$12,141
3/31/21	$12,392	$12,165
4/30/21	$12,368	$12,152
5/31/21	$12,388	$12,168
6/30/21	$12,382	$12,207
7/31/21	$12,505	$12,373
8/31/21	$12,479	$12,343
9/30/21	$12,361	$12,218
10/31/21	$12,276	$12,166
11/30/21	$12,351	$12,294
12/31/21	$12,301	$12,227
1/31/22	$12,205	$12,091
2/28/22	$12,008	$11,927
3/31/22	$11,824	$11,732
4/30/22	$11,584	$11,511
5/31/22	$11,470	$11,427
6/30/22	$11,246	$11,261
7/31/22	$11,525	$11,565
8/31/22	$11,264	$11,271
9/30/22	$10,954	$11,013
10/31/22	$11,027	$11,068
11/30/22	$11,216	$11,242
12/31/22	$11,040	$11,033
1/31/23	$11,277	$11,220
2/28/23	$11,179	$11,125
3/31/23	$11,335	$11,348
4/30/23	$11,367	$11,396
5/31/23	$11,367	$11,413
6/30/23	$11,388	$11,432
7/31/23	$11,432	$11,440
8/31/23	$11,457	$11,472
9/30/23	$11,352	$11,342
10/31/23	$11,327	$11,339
11/30/23	$11,642	$11,634
12/31/23	$12,024	$11,951
1/31/24	$11,995	$11,932
2/29/24	$11,992	$11,915
3/31/24	$12,166	$12,020
4/30/24	$12,055	$11,909
5/31/24	$12,100	$11,936
6/30/24	$12,167	$12,033
7/31/24	$12,341	$12,229
8/31/24	$12,376	$12,327
9/30/24	$12,528	$12,452
10/31/24	$12,427	$12,391
11/30/24	$12,639	$12,555
12/31/24	$12,668	$12,545
1/31/25	$12,729	$12,577
2/28/25	$12,762	$12,626
3/31/25	$12,689	$12,523
4/30/25	$12,804	$12,711
5/31/25	$12,801	$12,702
6/30/25	$12,917	$12,766
7/31/25	$12,918	$12,768
8/31/25	$12,970	$12,771
9/30/25	$13,031	$12,829
10/31/25	$13,183	$12,947
11/30/25	$13,158	$12,932
12/31/25	$13,156	$12,895

The table below shows the average annual total returns of the Portfolio and a regulatory index for certain periods ended December 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Advisor Class	3.85%	0.93%	2.78%
Bloomberg Global Aggregate ex-USD (USD Hedged) Index	2.80%	0.79%	2.58%

All Portfolio returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index. For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$546,072
# of Portfolio Holdings	1,249
Portfolio Turnover Rate	654%
Total Net Advisory Fees Paid During the Reporting Period	$1,333
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

United States	70.4%
China	8.5%
United Kingdom	8.4%
Canada	6.5%
Japan	6.3%
France	5.3%
Spain	4.3%
Australia	4.3%
Cayman Islands	3.8%
Ireland	3.4%
Other Countries	18.6%
Short-Term Instruments	2.2%
Affiliated Investments	0.3%
Financial Derivative Instruments	(0.7%)
Other Assets and Liabilities, Net	(41.5%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Portfolio Changes

This is a summary of certain changes and planned changes of the Portfolio since the beginning of the reporting period. For more information, you may refer to the Portfolio's next prospectus, which we expect to be available by April 30, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Portfolio Operating Expenses. Annual portfolio operating expenses increased during the year by 0.08% as a result of higher expenses related to interest.

Additional Information

For additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/pvit or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: www.pimco.com/tax.

Advisor Class

PIMCO International Bond Portfolio (U.S. Dollar-Hedged)

Annual Shareholder Report |

December 31, 2025

PVIT2101TSRAR_123125

Institutional Class

PIMCO International Bond Portfolio (U.S. Dollar-Hedged)

Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about the PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (the "Portfolio") for the period of January 1, 2025 to December 31, 2025 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$96	0.94%

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Curve positioning in the U.S., primarily overweight exposure to the intermediate section of the curve, contributed to relative performance, as the curve steepened.

  Long exposure to select emerging markets ("EM") CEEMEA currencies, particularly the Turkish lira and Polish zloty, contributed to relative performance, as local yields in Turkey remained high and the Polish zloty appreciated relative to the U.S. dollar.

  Long exposure to select EM Latin American currencies, particularly the Brazilian real and Mexican peso, contributed to relative performance, as they appreciated relative to the U.S. dollar.

  Positioning within Japanese rates contributed to relative performance, as the curve steepened.

  Overweight exposure to Australian duration detracted from relative performance, as yields in Australia rose.

  Short exposure to select EM Asian currencies, particularly the South Korean won and Taiwanese dollar, detracted from relative performance, as they appreciated relative to the U.S. dollar.

  There were no other material detractors for this Portfolio.

Portfolio Performance

In addition to the Portfolio's performance, the graph and the table in this section include performance of a broad-based securities market index (i.e., a regulatory index). The Portfolio's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended December 31, 2025 or the life of the Portfolio, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Institutional Class	Bloomberg Global Aggregate ex-USD (USD Hedged) Index
12/31/15	$10,000	$10,000
1/31/16	$10,102	$10,158
2/29/16	$10,155	$10,278
3/31/16	$10,259	$10,351
4/30/16	$10,270	$10,349
5/31/16	$10,340	$10,424
6/30/16	$10,570	$10,633
7/31/16	$10,684	$10,691
8/31/16	$10,719	$10,687
9/30/16	$10,752	$10,689
10/31/16	$10,670	$10,566
11/30/16	$10,572	$10,450
12/31/16	$10,663	$10,490
1/31/17	$10,589	$10,400
2/28/17	$10,730	$10,502
3/31/17	$10,718	$10,496
4/30/17	$10,756	$10,559
5/31/17	$10,792	$10,604
6/30/17	$10,753	$10,557
7/31/17	$10,800	$10,581
8/31/17	$10,897	$10,680
9/30/17	$10,876	$10,630
10/31/17	$10,954	$10,704
11/30/17	$10,994	$10,745
12/31/17	$10,974	$10,750
1/31/18	$10,983	$10,707
2/28/18	$11,012	$10,742
3/31/18	$11,115	$10,851
4/30/18	$11,106	$10,840
5/31/18	$11,119	$10,856
6/30/18	$11,156	$10,903
7/31/18	$11,182	$10,901
8/31/18	$11,168	$10,907
9/30/18	$11,161	$10,884
10/31/18	$11,185	$10,916
11/30/18	$11,181	$10,963
12/31/18	$11,224	$11,091
1/31/19	$11,374	$11,203
2/28/19	$11,411	$11,228
3/31/19	$11,554	$11,419
4/30/19	$11,574	$11,424
5/31/19	$11,691	$11,560
6/30/19	$11,866	$11,732
7/31/19	$11,980	$11,875
8/31/19	$12,160	$12,114
9/30/19	$12,104	$12,064
10/31/19	$12,055	$11,994
11/30/19	$12,010	$11,972
12/31/19	$12,028	$11,930
1/31/20	$12,217	$12,135
2/29/20	$12,233	$12,232
3/31/20	$11,738	$11,991
4/30/20	$11,997	$12,160
5/31/20	$12,093	$12,163
6/30/20	$12,188	$12,202
7/31/20	$12,345	$12,289
8/31/20	$12,355	$12,202
9/30/20	$12,456	$12,284
10/31/20	$12,534	$12,322
11/30/20	$12,602	$12,351
12/31/20	$12,716	$12,400
1/31/21	$12,692	$12,346
2/28/21	$12,533	$12,141
3/31/21	$12,555	$12,165
4/30/21	$12,533	$12,152
5/31/21	$12,556	$12,168
6/30/21	$12,553	$12,207
7/31/21	$12,680	$12,373
8/31/21	$12,656	$12,343
9/30/21	$12,539	$12,218
10/31/21	$12,456	$12,166
11/30/21	$12,534	$12,294
12/31/21	$12,486	$12,227
1/31/22	$12,391	$12,091
2/28/22	$12,194	$11,927
3/31/22	$12,009	$11,732
4/30/22	$11,768	$11,511
5/31/22	$11,655	$11,427
6/30/22	$11,429	$11,261
7/31/22	$11,715	$11,565
8/31/22	$11,452	$11,271
9/30/22	$11,140	$11,013
10/31/22	$11,216	$11,068
11/30/22	$11,410	$11,242
12/31/22	$11,235	$11,033
1/31/23	$11,478	$11,220
2/28/23	$11,380	$11,125
3/31/23	$11,542	$11,348
4/30/23	$11,576	$11,396
5/31/23	$11,579	$11,413
6/30/23	$11,602	$11,432
7/31/23	$11,651	$11,440
8/31/23	$11,678	$11,472
9/30/23	$11,574	$11,342
10/31/23	$11,550	$11,339
11/30/23	$11,874	$11,634
12/31/23	$12,266	$11,951
1/31/24	$12,239	$11,932
2/29/24	$12,238	$11,915
3/31/24	$12,418	$12,020
4/30/24	$12,308	$11,909
5/31/24	$12,357	$11,936
6/30/24	$12,427	$12,033
7/31/24	$12,608	$12,229
8/31/24	$12,646	$12,327
9/30/24	$12,804	$12,452
10/31/24	$12,703	$12,391
11/30/24	$12,923	$12,555
12/31/24	$12,955	$12,545
1/31/25	$13,021	$12,577
2/28/25	$13,056	$12,626
3/31/25	$12,983	$12,523
4/30/25	$13,104	$12,711
5/31/25	$13,104	$12,702
6/30/25	$13,226	$12,766
7/31/25	$13,229	$12,768
8/31/25	$13,285	$12,771
9/30/25	$13,350	$12,829
10/31/25	$13,509	$12,947
11/30/25	$13,486	$12,932
12/31/25	$13,487	$12,895

The table below shows the average annual total returns of the Portfolio and a regulatory index for certain periods ended December 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	4.10%	1.18%	3.04%
Bloomberg Global Aggregate ex-USD (USD Hedged) Index	2.80%	0.79%	2.58%

All Portfolio returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index. For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$546,072
# of Portfolio Holdings	1,249
Portfolio Turnover Rate	654%
Total Net Advisory Fees Paid During the Reporting Period	$1,333
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

United States	70.4%
China	8.5%
United Kingdom	8.4%
Canada	6.5%
Japan	6.3%
France	5.3%
Spain	4.3%
Australia	4.3%
Cayman Islands	3.8%
Ireland	3.4%
Other Countries	18.6%
Short-Term Instruments	2.2%
Affiliated Investments	0.3%
Financial Derivative Instruments	(0.7%)
Other Assets and Liabilities, Net	(41.5%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Portfolio Changes

This is a summary of certain changes and planned changes of the Portfolio since the beginning of the reporting period. For more information, you may refer to the Portfolio's next prospectus, which we expect to be available by April 30, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Portfolio Operating Expenses. Annual portfolio operating expenses increased during the year by 0.08% as a result of higher expenses related to interest.

Additional Information

For additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/pvit or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: www.pimco.com/tax.

Institutional Class

PIMCO International Bond Portfolio (U.S. Dollar-Hedged)

Annual Shareholder Report |

December 31, 2025

PVIT0595TSRAR_123125

Administrative Class

PIMCO International Bond Portfolio (Unhedged)

Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about the PIMCO International Bond Portfolio (Unhedged) (the "Portfolio") for the period of January 1, 2025 to December 31, 2025 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$108	1.03%

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Curve positioning in the U.S., primarily overweight exposure to the intermediate section of the curve, contributed to relative performance, as the curve steepened.

  Long exposure to select emerging markets ("EM") Central and Eastern European, Middle East, and African currencies, particularly the Turkish lira and Polish zloty, contributed to relative performance, as local yields in Turkey remained high and the Polish zloty appreciated relative to the U.S. dollar.

  Long exposure to select EM Latin American currencies, particularly the Brazilian real and Mexican peso, contributed to relative performance, as they appreciated relative to the U.S. dollar.

  Overweight exposure to Australian duration detracted from relative performance, as yields in Australia rose.

  Positioning within Japanese rates detracted from relative performance, as the curve steepened.

  Short exposure to select EM Asian currencies, particularly the South Korean won and Taiwanese dollar, detracted from relative performance, as they appreciated relative to the U.S. dollar.

Portfolio Performance

In addition to the Portfolio's performance, the graph and the table in this section include performance of a broad-based securities market index (i.e., a regulatory index). The Portfolio's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended December 31, 2025 or the life of the Portfolio, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Administrative Class	Bloomberg Global Aggregate ex-USD (USD Unhedged) Index
12/31/15	$10,000	$10,000
1/31/16	$9,946	$10,050
2/29/16	$10,212	$10,400
3/31/16	$10,680	$10,826
4/30/16	$10,935	$11,046
5/31/16	$10,659	$10,783
6/30/16	$11,040	$11,194
7/31/16	$11,179	$11,287
8/31/16	$11,137	$11,195
9/30/16	$11,249	$11,309
10/31/16	$10,804	$10,817
11/30/16	$10,340	$10,247
12/31/16	$10,300	$10,149
1/31/17	$10,547	$10,339
2/28/17	$10,614	$10,369
3/31/17	$10,649	$10,401
4/30/17	$10,727	$10,549
5/31/17	$10,901	$10,779
6/30/17	$11,004	$10,769
7/31/17	$11,359	$11,058
8/31/17	$11,441	$11,177
9/30/17	$11,332	$11,036
10/31/17	$11,217	$10,953
11/30/17	$11,356	$11,186
12/31/17	$11,416	$11,216
1/31/18	$11,876	$11,556
2/28/18	$11,672	$11,458
3/31/18	$11,791	$11,622
4/30/18	$11,482	$11,359
5/31/18	$11,323	$11,146
6/30/18	$11,252	$11,068
7/31/18	$11,300	$11,028
8/31/18	$11,135	$10,994
9/30/18	$11,159	$10,876
10/31/18	$10,916	$10,725
11/30/18	$10,966	$10,737
12/31/18	$10,963	$10,975
1/31/19	$11,311	$11,180
2/28/19	$11,225	$11,063
3/31/19	$11,279	$11,142
4/30/19	$11,241	$11,074
5/31/19	$11,276	$11,189
6/30/19	$11,622	$11,523
7/31/19	$11,457	$11,440
8/31/19	$11,513	$11,622
9/30/19	$11,436	$11,456
10/31/19	$11,565	$11,566
11/30/19	$11,422	$11,409
12/31/19	$11,733	$11,533
1/31/20	$11,705	$11,621
2/29/20	$11,569	$11,597
3/31/20	$10,638	$11,224
4/30/20	$10,978	$11,454
5/31/20	$11,225	$11,488
6/30/20	$11,464	$11,604
7/31/20	$12,041	$12,120
8/31/20	$12,250	$12,154
9/30/20	$12,089	$12,084
10/31/20	$12,149	$12,140
11/30/20	$12,567	$12,429
12/31/20	$12,997	$12,699
1/31/21	$12,869	$12,569
2/28/21	$12,582	$12,325
3/31/21	$12,360	$12,027
4/30/21	$12,571	$12,222
5/31/21	$12,718	$12,388
6/30/21	$12,450	$12,138
7/31/21	$12,591	$12,321
8/31/21	$12,510	$12,245
9/30/21	$12,219	$11,945
10/31/21	$12,124	$11,898
11/30/21	$12,054	$11,813
12/31/21	$12,020	$11,804
1/31/22	$11,832	$11,573
2/28/22	$11,645	$11,445
3/31/22	$11,250	$11,078
4/30/22	$10,475	$10,322
5/31/22	$10,476	$10,322
6/30/22	$9,949	$9,858
7/31/22	$10,135	$10,047
8/31/22	$9,624	$9,546
9/30/22	$9,015	$8,986
10/31/22	$9,029	$8,973
11/30/22	$9,667	$9,473
12/31/22	$9,738	$9,597
1/31/23	$10,098	$9,931
2/28/23	$9,673	$9,535
3/31/23	$10,004	$9,891
4/30/23	$10,022	$9,919
5/31/23	$9,745	$9,652
6/30/23	$9,775	$9,677
7/31/23	$9,917	$9,801
8/31/23	$9,724	$9,608
9/30/23	$9,409	$9,290
10/31/23	$9,323	$9,205
11/30/23	$9,832	$9,713
12/31/23	$10,343	$10,146
1/31/24	$10,085	$9,914
2/29/24	$10,006	$9,796
3/31/24	$10,091	$9,820
4/30/24	$9,819	$9,566
5/31/24	$9,966	$9,662
6/30/24	$9,890	$9,613
7/31/24	$10,202	$9,916
8/31/24	$10,458	$10,227
9/30/24	$10,659	$10,431
10/31/24	$10,240	$10,001
11/30/24	$10,262	$9,978
12/31/24	$9,992	$9,718
1/31/25	$10,059	$9,775
2/28/25	$10,155	$9,854
3/31/25	$10,302	$9,963
4/30/25	$10,747	$10,473
5/31/25	$10,766	$10,461
6/30/25	$11,075	$10,690
7/31/25	$10,718	$10,422
8/31/25	$10,967	$10,595
9/30/25	$10,982	$10,627
10/31/25	$10,901	$10,524
11/30/25	$10,899	$10,516
12/31/25	$11,005	$10,577

The table below shows the average annual total returns of the Portfolio and a regulatory index for certain periods ended December 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Administrative Class	10.15%	(3.27%)	0.96%
Bloomberg Global Aggregate ex-USD (USD Unhedged) Index	8.85%	(3.59%)	0.56%

All Portfolio returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index. For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$22,338
# of Portfolio Holdings	614
Portfolio Turnover Rate	846%
Total Net Advisory Fees Paid During the Reporting Period	$63
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

United States	56.6%
China	7.6%
Japan	7.2%
Canada	5.1%
Spain	4.9%
Denmark	3.7%
Australia	2.5%
South Africa	2.3%
Brazil	2.2%
Thailand	1.8%
Other Countries	15.8%
Short-Term Instruments	0.3%
Affiliated Investments	19.3%
Financial Derivative Instruments	0.7%
Other Assets and Liabilities, Net	(30.0%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Portfolio Changes

This is a summary of certain changes and planned changes of the Portfolio since the beginning of the reporting period. For more information, you may refer to the Portfolio's next prospectus, which we expect to be available by April 30, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Portfolio Operating Expenses. Annual portfolio operating expenses increased during the year by 0.05% as a result of higher expenses related to interest.

Liquidation. The Board of Trustees of PIMCO Variable Insurance Trust (the "Trust") has approved a plan of liquidation for the Portfolio pursuant to which the Portfolio will be liquidated on or about April 28, 2026 ("Liquidation Date"). The Liquidation Date may be changed without notice at the discretion of the Trust's officers.

Additional Information

For additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/pvit or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: www.pimco.com/tax.

Administrative Class

PIMCO International Bond Portfolio (Unhedged)

Annual Shareholder Report |

December 31, 2025

PVIT1856TSRAR_123125

Advisor Class

PIMCO International Bond Portfolio (Unhedged)

Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about the PIMCO International Bond Portfolio (Unhedged) (the "Portfolio") for the period of January 1, 2025 to December 31, 2025 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$119	1.13%

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Curve positioning in the U.S., primarily overweight exposure to the intermediate section of the curve, contributed to relative performance, as the curve steepened.

  Long exposure to select emerging markets ("EM") Central and Eastern European, Middle East, and African currencies, particularly the Turkish lira and Polish zloty, contributed to relative performance, as local yields in Turkey remained high and the Polish zloty appreciated relative to the U.S. dollar.

  Long exposure to select EM Latin American currencies, particularly the Brazilian real and Mexican peso, contributed to relative performance, as they appreciated relative to the U.S. dollar.

  Overweight exposure to Australian duration detracted from relative performance, as yields in Australia rose.

  Positioning within Japanese rates detracted from relative performance, as the curve steepened.

  Short exposure to select EM Asian currencies, particularly the South Korean won and Taiwanese dollar, detracted from relative performance, as they appreciated relative to the U.S. dollar.

Portfolio Performance

In addition to the Portfolio's performance, the graph and the table in this section include performance of a broad-based securities market index (i.e., a regulatory index). The Portfolio's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended December 31, 2025 or the life of the Portfolio, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Advisor Class	Bloomberg Global Aggregate ex-USD (USD Unhedged) Index
12/31/15	$10,000	$10,000
1/31/16	$9,945	$10,050
2/29/16	$10,211	$10,400
3/31/16	$10,678	$10,826
4/30/16	$10,932	$11,046
5/31/16	$10,655	$10,783
6/30/16	$11,035	$11,194
7/31/16	$11,173	$11,287
8/31/16	$11,130	$11,195
9/30/16	$11,241	$11,309
10/31/16	$10,795	$10,817
11/30/16	$10,331	$10,247
12/31/16	$10,290	$10,149
1/31/17	$10,536	$10,339
2/28/17	$10,602	$10,369
3/31/17	$10,636	$10,401
4/30/17	$10,713	$10,549
5/31/17	$10,885	$10,779
6/30/17	$10,987	$10,769
7/31/17	$11,341	$11,058
8/31/17	$11,422	$11,177
9/30/17	$11,313	$11,036
10/31/17	$11,197	$10,953
11/30/17	$11,334	$11,186
12/31/17	$11,394	$11,216
1/31/18	$11,851	$11,556
2/28/18	$11,647	$11,458
3/31/18	$11,765	$11,622
4/30/18	$11,455	$11,359
5/31/18	$11,296	$11,146
6/30/18	$11,224	$11,068
7/31/18	$11,271	$11,028
8/31/18	$11,105	$10,994
9/30/18	$11,129	$10,876
10/31/18	$10,886	$10,725
11/30/18	$10,934	$10,737
12/31/18	$10,930	$10,975
1/31/19	$11,276	$11,180
2/28/19	$11,189	$11,063
3/31/19	$11,242	$11,142
4/30/19	$11,203	$11,074
5/31/19	$11,238	$11,189
6/30/19	$11,581	$11,523
7/31/19	$11,416	$11,440
8/31/19	$11,471	$11,622
9/30/19	$11,393	$11,456
10/31/19	$11,521	$11,566
11/30/19	$11,377	$11,409
12/31/19	$11,686	$11,533
1/31/20	$11,657	$11,621
2/29/20	$11,521	$11,597
3/31/20	$10,592	$11,224
4/30/20	$10,931	$11,454
5/31/20	$11,176	$11,488
6/30/20	$11,413	$11,604
7/31/20	$11,986	$12,120
8/31/20	$12,193	$12,154
9/30/20	$12,032	$12,084
10/31/20	$12,091	$12,140
11/30/20	$12,505	$12,429
12/31/20	$12,932	$12,699
1/31/21	$12,803	$12,569
2/28/21	$12,518	$12,325
3/31/21	$12,296	$12,027
4/30/21	$12,504	$12,222
5/31/21	$12,649	$12,388
6/30/21	$12,382	$12,138
7/31/21	$12,521	$12,321
8/31/21	$12,440	$12,245
9/30/21	$12,149	$11,945
10/31/21	$12,053	$11,898
11/30/21	$11,983	$11,813
12/31/21	$11,948	$11,804
1/31/22	$11,760	$11,573
2/28/22	$11,574	$11,445
3/31/22	$11,180	$11,078
4/30/22	$10,409	$10,322
5/31/22	$10,409	$10,322
6/30/22	$9,884	$9,858
7/31/22	$10,068	$10,047
8/31/22	$9,560	$9,546
9/30/22	$8,954	$8,986
10/31/22	$8,967	$8,973
11/30/22	$9,600	$9,473
12/31/22	$9,670	$9,597
1/31/23	$10,026	$9,931
2/28/23	$9,603	$9,535
3/31/23	$9,931	$9,891
4/30/23	$9,948	$9,919
5/31/23	$9,672	$9,652
6/30/23	$9,702	$9,677
7/31/23	$9,842	$9,801
8/31/23	$9,649	$9,608
9/30/23	$9,336	$9,290
10/31/23	$9,250	$9,205
11/30/23	$9,754	$9,713
12/31/23	$10,260	$10,146
1/31/24	$10,003	$9,914
2/29/24	$9,924	$9,796
3/31/24	$10,008	$9,820
4/30/24	$9,737	$9,566
5/31/24	$9,882	$9,662
6/30/24	$9,806	$9,613
7/31/24	$10,114	$9,916
8/31/24	$10,367	$10,227
9/30/24	$10,566	$10,431
10/31/24	$10,149	$10,001
11/30/24	$10,170	$9,978
12/31/24	$9,902	$9,718
1/31/25	$9,968	$9,775
2/28/25	$10,062	$9,854
3/31/25	$10,207	$9,963
4/30/25	$10,646	$10,473
5/31/25	$10,664	$10,461
6/30/25	$10,969	$10,690
7/31/25	$10,615	$10,422
8/31/25	$10,861	$10,595
9/30/25	$10,875	$10,627
10/31/25	$10,794	$10,524
11/30/25	$10,791	$10,516
12/31/25	$10,895	$10,577

The table below shows the average annual total returns of the Portfolio and a regulatory index for certain periods ended December 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Advisor Class	10.04%	(3.37%)	0.86%
Bloomberg Global Aggregate ex-USD (USD Unhedged) Index	8.85%	(3.59%)	0.56%

All Portfolio returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index. For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$22,338
# of Portfolio Holdings	614
Portfolio Turnover Rate	846%
Total Net Advisory Fees Paid During the Reporting Period	$63
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

United States	56.6%
China	7.6%
Japan	7.2%
Canada	5.1%
Spain	4.9%
Denmark	3.7%
Australia	2.5%
South Africa	2.3%
Brazil	2.2%
Thailand	1.8%
Other Countries	15.8%
Short-Term Instruments	0.3%
Affiliated Investments	19.3%
Financial Derivative Instruments	0.7%
Other Assets and Liabilities, Net	(30.0%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Portfolio Changes

This is a summary of certain changes and planned changes of the Portfolio since the beginning of the reporting period. For more information, you may refer to the Portfolio's next prospectus, which we expect to be available by April 30, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Portfolio Operating Expenses. Annual portfolio operating expenses increased during the year by 0.05% as a result of higher expenses related to interest.

Liquidation. The Board of Trustees of PIMCO Variable Insurance Trust (the "Trust") has approved a plan of liquidation for the Portfolio pursuant to which the Portfolio will be liquidated on or about April 28, 2026 ("Liquidation Date"). The Liquidation Date may be changed without notice at the discretion of the Trust's officers.

Additional Information

For additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/pvit or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: www.pimco.com/tax.

Advisor Class

PIMCO International Bond Portfolio (Unhedged)

Annual Shareholder Report |

December 31, 2025

PVIT1946TSRAR_123125

Institutional Class

PIMCO International Bond Portfolio (Unhedged)

Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about the PIMCO International Bond Portfolio (Unhedged) (the "Portfolio") for the period of January 1, 2025 to December 31, 2025 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$87	0.83%

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Curve positioning in the U.S., primarily overweight exposure to the intermediate section of the curve, contributed to relative performance, as the curve steepened.

  Long exposure to select emerging markets ("EM") Central and Eastern European, Middle East, and African currencies, particularly the Turkish lira and Polish zloty, contributed to relative performance, as local yields in Turkey remained high and the Polish zloty appreciated relative to the U.S. dollar.

  Long exposure to select EM Latin American currencies, particularly the Brazilian real and Mexican peso, contributed to relative performance, as they appreciated relative to the U.S. dollar.

  Overweight exposure to Australian duration detracted from relative performance, as yields in Australia rose.

  Positioning within Japanese rates detracted from relative performance, as the curve steepened.

  Short exposure to select EM Asian currencies, particularly the South Korean won and Taiwanese dollar, detracted from relative performance, as they appreciated relative to the U.S. dollar.

Portfolio Performance

In addition to the Portfolio's performance, the graph and the table in this section include performance of a broad-based securities market index (i.e., a regulatory index). The Portfolio's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended December 31, 2025 or the life of the Portfolio, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Institutional Class	Bloomberg Global Aggregate ex-USD (USD Unhedged) Index
12/31/15	$10,000	$10,000
1/31/16	$9,947	$10,050
2/29/16	$10,214	$10,400
3/31/16	$10,684	$10,826
4/30/16	$10,939	$11,046
5/31/16	$10,664	$10,783
6/30/16	$11,047	$11,194
7/31/16	$11,187	$11,287
8/31/16	$11,147	$11,195
9/30/16	$11,260	$11,309
10/31/16	$10,816	$10,817
11/30/16	$10,354	$10,247
12/31/16	$10,315	$10,149
1/31/17	$10,563	$10,339
2/28/17	$10,631	$10,369
3/31/17	$10,668	$10,401
4/30/17	$10,747	$10,549
5/31/17	$10,923	$10,779
6/30/17	$11,027	$10,769
7/31/17	$11,384	$11,058
8/31/17	$11,467	$11,177
9/30/17	$11,359	$11,036
10/31/17	$11,245	$10,953
11/30/17	$11,385	$11,186
12/31/17	$11,446	$11,216
1/31/18	$11,908	$11,556
2/28/18	$11,705	$11,458
3/31/18	$11,826	$11,622
4/30/18	$11,516	$11,359
5/31/18	$11,358	$11,146
6/30/18	$11,289	$11,068
7/31/18	$11,339	$11,028
8/31/18	$11,173	$10,994
9/30/18	$11,199	$10,876
10/31/18	$10,956	$10,725
11/30/18	$11,007	$10,737
12/31/18	$11,005	$10,975
1/31/19	$11,356	$11,180
2/28/19	$11,271	$11,063
3/31/19	$11,326	$11,142
4/30/19	$11,289	$11,074
5/31/19	$11,326	$11,189
6/30/19	$11,674	$11,523
7/31/19	$11,510	$11,440
8/31/19	$11,568	$11,622
9/30/19	$11,492	$11,456
10/31/19	$11,623	$11,566
11/30/19	$11,481	$11,409
12/31/19	$11,795	$11,533
1/31/20	$11,768	$11,621
2/29/20	$11,634	$11,597
3/31/20	$10,698	$11,224
4/30/20	$11,042	$11,454
5/31/20	$11,291	$11,488
6/30/20	$11,533	$11,604
7/31/20	$12,115	$12,120
8/31/20	$12,326	$12,154
9/30/20	$12,166	$12,084
10/31/20	$12,228	$12,140
11/30/20	$12,650	$12,429
12/31/20	$13,084	$12,699
1/31/21	$12,956	$12,569
2/28/21	$12,669	$12,325
3/31/21	$12,447	$12,027
4/30/21	$12,660	$12,222
5/31/21	$12,810	$12,388
6/30/21	$12,542	$12,138
7/31/21	$12,686	$12,321
8/31/21	$12,606	$12,245
9/30/21	$12,314	$11,945
10/31/21	$12,220	$11,898
11/30/21	$12,151	$11,813
12/31/21	$12,118	$11,804
1/31/22	$11,930	$11,573
2/28/22	$11,743	$11,445
3/31/22	$11,346	$11,078
4/30/22	$10,566	$10,322
5/31/22	$10,568	$10,322
6/30/22	$10,038	$9,858
7/31/22	$10,227	$10,047
8/31/22	$9,713	$9,546
9/30/22	$9,099	$8,986
10/31/22	$9,114	$8,973
11/30/22	$9,759	$9,473
12/31/22	$9,833	$9,597
1/31/23	$10,197	$9,931
2/28/23	$9,769	$9,535
3/31/23	$10,105	$9,891
4/30/23	$10,124	$9,919
5/31/23	$9,846	$9,652
6/30/23	$9,878	$9,677
7/31/23	$10,022	$9,801
8/31/23	$9,828	$9,608
9/30/23	$9,511	$9,290
10/31/23	$9,426	$9,205
11/30/23	$9,941	$9,713
12/31/23	$10,460	$10,146
1/31/24	$10,200	$9,914
2/29/24	$10,121	$9,796
3/31/24	$10,208	$9,820
4/30/24	$9,935	$9,566
5/31/24	$10,085	$9,662
6/30/24	$10,009	$9,613
7/31/24	$10,326	$9,916
8/31/24	$10,587	$10,227
9/30/24	$10,791	$10,431
10/31/24	$10,368	$10,001
11/30/24	$10,392	$9,978
12/31/24	$10,119	$9,718
1/31/25	$10,189	$9,775
2/28/25	$10,288	$9,854
3/31/25	$10,438	$9,963
4/30/25	$10,890	$10,473
5/31/25	$10,910	$10,461
6/30/25	$11,224	$10,690
7/31/25	$10,864	$10,422
8/31/25	$11,118	$10,595
9/30/25	$11,135	$10,627
10/31/25	$11,054	$10,524
11/30/25	$11,053	$10,516
12/31/25	$11,163	$10,577

The table below shows the average annual total returns of the Portfolio and a regulatory index for certain periods ended December 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	10.31%	(3.13%)	1.11%
Bloomberg Global Aggregate ex-USD (USD Unhedged) Index	8.85%	(3.59%)	0.56%

All Portfolio returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index. For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$22,338
# of Portfolio Holdings	614
Portfolio Turnover Rate	846%
Total Net Advisory Fees Paid During the Reporting Period	$63
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

United States	56.6%
China	7.6%
Japan	7.2%
Canada	5.1%
Spain	4.9%
Denmark	3.7%
Australia	2.5%
South Africa	2.3%
Brazil	2.2%
Thailand	1.8%
Other Countries	15.8%
Short-Term Instruments	0.3%
Affiliated Investments	19.3%
Financial Derivative Instruments	0.7%
Other Assets and Liabilities, Net	(30.0%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Portfolio Changes

This is a summary of certain changes and planned changes of the Portfolio since the beginning of the reporting period. For more information, you may refer to the Portfolio's next prospectus, which we expect to be available by April 30, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Liquidation. The Board of Trustees of PIMCO Variable Insurance Trust (the "Trust") has approved a plan of liquidation for the Portfolio pursuant to which the Portfolio will be liquidated on or about April 28, 2026 ("Liquidation Date"). The Liquidation Date may be changed without notice at the discretion of the Trust's officers.

Additional Information

For additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/pvit or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: www.pimco.com/tax.

Institutional Class

PIMCO International Bond Portfolio (Unhedged)

Annual Shareholder Report |

December 31, 2025

PVIT2052TSRAR_123125

Administrative Class

PIMCO Long-Term U.S. Government Portfolio

Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about the PIMCO Long-Term U.S. Government Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$255	2.48%

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  U.S. interest rate strategies overall, including duration, curve positioning and instrument selection, contributed to relative performance due to underweight exposure to duration at the back end of the curve, as U.S. Treasury yields rose.

  Out-of-benchmark exposure to broad securitized strategies contributed to relative performance, as the strategy outperformed like-duration Treasuries.

  Positioning within investment grade credit contributed to relative performance, as the strategy outperformed like-duration Treasuries.

  There were no other material contributors or detractors for this Portfolio.

Portfolio Performance

In addition to the Portfolio's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Portfolio's regulatory index is the Bloomberg U.S. Aggregate Index. The Portfolio's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended December 31, 2025 or the life of the Portfolio, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Administrative Class	Bloomberg U.S. Aggregate Index	Bloomberg Long-Term Treasury Index
12/31/15	$10,000	$10,000	$10,000
1/31/16	$10,513	$10,138	$10,502
2/29/16	$10,805	$10,210	$10,815
3/31/16	$10,806	$10,303	$10,815
4/30/16	$10,755	$10,343	$10,761
5/31/16	$10,810	$10,345	$10,847
6/30/16	$11,505	$10,531	$11,512
7/31/16	$11,731	$10,598	$11,771
8/31/16	$11,592	$10,586	$11,659
9/30/16	$11,462	$10,580	$11,471
10/31/16	$10,990	$10,499	$11,003
11/30/16	$10,109	$10,250	$10,187
12/31/16	$10,067	$10,265	$10,133
1/31/17	$10,137	$10,285	$10,173
2/28/17	$10,303	$10,354	$10,331
3/31/17	$10,245	$10,349	$10,274
4/30/17	$10,422	$10,428	$10,433
5/31/17	$10,609	$10,509	$10,639
6/30/17	$10,674	$10,498	$10,681
7/31/17	$10,621	$10,543	$10,615
8/31/17	$10,968	$10,638	$10,980
9/30/17	$10,720	$10,587	$10,743
10/31/17	$10,713	$10,593	$10,735
11/30/17	$10,787	$10,580	$10,812
12/31/17	$10,969	$10,628	$10,997
1/31/18	$10,613	$10,506	$10,642
2/28/18	$10,291	$10,406	$10,322
3/31/18	$10,583	$10,473	$10,635
4/30/18	$10,351	$10,395	$10,428
5/31/18	$10,553	$10,469	$10,649
6/30/18	$10,593	$10,456	$10,668
7/31/18	$10,451	$10,459	$10,511
8/31/18	$10,592	$10,526	$10,676
9/30/18	$10,301	$10,458	$10,360
10/31/18	$10,020	$10,376	$10,045
11/30/18	$10,197	$10,438	$10,235
12/31/18	$10,708	$10,630	$10,795
1/31/19	$10,773	$10,742	$10,867
2/28/19	$10,633	$10,736	$10,734
3/31/19	$11,201	$10,942	$11,298
4/30/19	$10,982	$10,945	$11,096
5/31/19	$11,674	$11,139	$11,822
6/30/19	$11,778	$11,279	$11,980
7/31/19	$11,807	$11,304	$11,999
8/31/19	$13,023	$11,597	$13,259
9/30/19	$12,695	$11,535	$12,928
10/31/19	$12,564	$11,570	$12,817
11/30/19	$12,517	$11,564	$12,751
12/31/19	$12,134	$11,556	$12,395
1/31/20	$13,003	$11,778	$13,244
2/29/20	$13,841	$11,990	$14,131
3/31/20	$14,655	$11,920	$14,986
4/30/20	$14,869	$12,132	$15,290
5/31/20	$14,595	$12,188	$15,004
6/30/20	$14,658	$12,265	$15,024
7/31/20	$15,271	$12,448	$15,658
8/31/20	$14,580	$12,348	$14,983
9/30/20	$14,666	$12,341	$15,041
10/31/20	$14,167	$12,286	$14,588
11/30/20	$14,397	$12,406	$14,763
12/31/20	$14,244	$12,424	$14,590
1/31/21	$13,817	$12,334	$14,063
2/28/21	$13,082	$12,156	$13,280
3/31/21	$12,398	$12,005	$12,618
4/30/21	$12,698	$12,099	$12,912
5/31/21	$12,694	$12,139	$12,970
6/30/21	$13,188	$12,224	$13,434
7/31/21	$13,648	$12,361	$13,924
8/31/21	$13,615	$12,337	$13,894
9/30/21	$13,234	$12,231	$13,497
10/31/21	$13,466	$12,227	$13,748
11/30/21	$13,819	$12,263	$14,112
12/31/21	$13,563	$12,232	$13,912
1/31/22	$13,086	$11,968	$13,336
2/28/22	$12,900	$11,835	$13,141
3/31/22	$12,268	$11,506	$12,439
4/30/22	$11,222	$11,069	$11,333
5/31/22	$10,998	$11,141	$11,119
6/30/22	$10,821	$10,966	$10,955
7/31/22	$11,119	$11,234	$11,247
8/31/22	$10,611	$10,917	$10,749
9/30/22	$9,760	$10,445	$9,900
10/31/22	$9,211	$10,310	$9,351
11/30/22	$9,878	$10,689	$10,012
12/31/22	$9,647	$10,641	$9,842
1/31/23	$10,329	$10,968	$10,473
2/28/23	$9,853	$10,684	$9,976
3/31/23	$10,320	$10,956	$10,449
4/30/23	$10,375	$11,022	$10,503
5/31/23	$10,085	$10,902	$10,210
6/30/23	$10,107	$10,863	$10,208
7/31/23	$9,888	$10,856	$9,987
8/31/23	$9,622	$10,786	$9,708
9/30/23	$8,917	$10,512	$9,000
10/31/23	$8,473	$10,346	$8,556
11/30/23	$9,258	$10,815	$9,339
12/31/23	$10,031	$11,229	$10,143
1/31/24	$9,858	$11,198	$9,920
2/29/24	$9,636	$11,040	$9,694
3/31/24	$9,761	$11,142	$9,813
4/30/24	$9,176	$10,860	$9,215
5/31/24	$9,444	$11,044	$9,478
6/30/24	$9,579	$11,149	$9,635
7/31/24	$9,932	$11,409	$9,979
8/31/24	$10,123	$11,573	$10,182
9/30/24	$10,324	$11,728	$10,388
10/31/24	$9,780	$11,437	$9,848
11/30/24	$9,972	$11,558	$10,026
12/31/24	$9,428	$11,369	$9,493
1/31/25	$9,505	$11,430	$9,532
2/28/25	$10,009	$11,681	$10,026
3/31/25	$9,919	$11,685	$9,937
4/30/25	$9,803	$11,731	$9,829
5/31/25	$9,529	$11,647	$9,546
6/30/25	$9,765	$11,826	$9,785
7/31/25	$9,687	$11,795	$9,697
8/31/25	$9,741	$11,936	$9,728
9/30/25	$10,031	$12,067	$10,028
10/31/25	$10,180	$12,142	$10,157
11/30/25	$10,219	$12,217	$10,200
12/31/25	$10,008	$12,199	$10,024

The table below shows the average annual total returns of the Portfolio, a regulatory index, and one or more supplemental index(es) for certain periods ended December 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Administrative Class	6.15%	(6.82%)	0.01%
Bloomberg U.S. Aggregate Index	7.30%	(0.36%)	2.01%
Bloomberg Long-Term Treasury Index	5.59%	(7.23%)	0.02%

All Portfolio returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index. For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$461,086
# of Portfolio Holdings	313
Portfolio Turnover Rate	180%
Total Net Advisory Fees Paid During the Reporting Period	$999
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Treasury Obligations	131.7%
U.S. Government Agencies	19.7%
Non-Agency Mortgage-Backed Securities	3.6%
Corporate Bonds & Notes	1.1%
Asset-Backed Securities	0.6%
Affiliated Investments	1.5%
Financial Derivative Instruments	0.1%
Other Assets and Liabilities, Net	(58.3%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Portfolio Changes

This is a summary of certain changes and planned changes of the Portfolio since the beginning of the reporting period. For more information, you may refer to the Portfolio's next prospectus, which we expect to be available by April 30, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Portfolio Operating Expenses. Annual portfolio operating expenses decreased during the year by 0.10% as a result of lower expenses related to interest.

Change to Principal Investment Strategies. Effective May 21, 2025, the Portfolio’s investments in Fixed Income Instruments are limited to those of investment grade U.S. dollar-denominated securities of U.S. issuers that are rated at least A by Moody’s Ratings (“Moody’s”), or equivalently rated by Standard & Poor’s Ratings Services (“S&P”), or Fitch Ratings, Inc. (“Fitch”), or, if unrated, determined by PIMCO to be of comparable quality. In addition, the Portfolio may only invest up to 10% of its total assets in securities rated A by Moody's, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality and may only invest up to 25% of its total assets in seucrities rated Aa by Moody's, or equivalently rated by S&P or Fitch or, if unrated, determined by PIMCO to be of comparable quality. In the event that ratings services assign different ratings to the same security, PIMCO will use the highest rating as the credit rating for that security. For the avoidance of doubt, investments in securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises are not subject to these limits.

Additional Information

For additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/pvit or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: www.pimco.com/tax.

Administrative Class

PIMCO Long-Term U.S. Government Portfolio

Annual Shareholder Report |

December 31, 2025

PVIT0341TSRAR_123125

Advisor Class

PIMCO Long-Term U.S. Government Portfolio

Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about the PIMCO Long-Term U.S. Government Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$265	2.58%

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  U.S. interest rate strategies overall, including duration, curve positioning and instrument selection, contributed to relative performance due to underweight exposure to duration at the back end of the curve, as U.S. Treasury yields rose.

  Out-of-benchmark exposure to broad securitized strategies contributed to relative performance, as the strategy outperformed like-duration Treasuries.

  Positioning within investment grade credit contributed to relative performance, as the strategy outperformed like-duration Treasuries.

  There were no other material contributors or detractors for this Portfolio.

Portfolio Performance

In addition to the Portfolio's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Portfolio's regulatory index is the Bloomberg U.S. Aggregate Index. The Portfolio's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended December 31, 2025 or the life of the Portfolio, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Advisor Class	Bloomberg U.S. Aggregate Index	Bloomberg Long-Term Treasury Index
12/31/15	$10,000	$10,000	$10,000
1/31/16	$10,512	$10,138	$10,502
2/29/16	$10,803	$10,210	$10,815
3/31/16	$10,804	$10,303	$10,815
4/30/16	$10,749	$10,343	$10,761
5/31/16	$10,803	$10,345	$10,847
6/30/16	$11,497	$10,531	$11,512
7/31/16	$11,720	$10,598	$11,771
8/31/16	$11,581	$10,586	$11,659
9/30/16	$11,449	$10,580	$11,471
10/31/16	$10,977	$10,499	$11,003
11/30/16	$10,096	$10,250	$10,187
12/31/16	$10,054	$10,265	$10,133
1/31/17	$10,122	$10,285	$10,173
2/28/17	$10,288	$10,354	$10,331
3/31/17	$10,229	$10,349	$10,274
4/30/17	$10,405	$10,428	$10,433
5/31/17	$10,591	$10,509	$10,639
6/30/17	$10,654	$10,498	$10,681
7/31/17	$10,600	$10,543	$10,615
8/31/17	$10,946	$10,638	$10,980
9/30/17	$10,698	$10,587	$10,743
10/31/17	$10,690	$10,593	$10,735
11/30/17	$10,762	$10,580	$10,812
12/31/17	$10,943	$10,628	$10,997
1/31/18	$10,587	$10,506	$10,642
2/28/18	$10,265	$10,406	$10,322
3/31/18	$10,556	$10,473	$10,635
4/30/18	$10,324	$10,395	$10,428
5/31/18	$10,524	$10,469	$10,649
6/30/18	$10,563	$10,456	$10,668
7/31/18	$10,420	$10,459	$10,511
8/31/18	$10,560	$10,526	$10,676
9/30/18	$10,270	$10,458	$10,360
10/31/18	$9,989	$10,376	$10,045
11/30/18	$10,164	$10,438	$10,235
12/31/18	$10,672	$10,630	$10,795
1/31/19	$10,736	$10,742	$10,867
2/28/19	$10,596	$10,736	$10,734
3/31/19	$11,161	$10,942	$11,298
4/30/19	$10,942	$10,945	$11,096
5/31/19	$11,630	$11,139	$11,822
6/30/19	$11,733	$11,279	$11,980
7/31/19	$11,761	$11,304	$11,999
8/31/19	$12,971	$11,597	$13,259
9/30/19	$12,643	$11,535	$12,928
10/31/19	$12,512	$11,570	$12,817
11/30/19	$12,464	$11,564	$12,751
12/31/19	$12,082	$11,556	$12,395
1/31/20	$12,945	$11,778	$13,244
2/29/20	$13,779	$11,990	$14,131
3/31/20	$14,589	$11,920	$14,986
4/30/20	$14,800	$12,132	$15,290
5/31/20	$14,527	$12,188	$15,004
6/30/20	$14,587	$12,265	$15,024
7/31/20	$15,197	$12,448	$15,658
8/31/20	$14,508	$12,348	$14,983
9/30/20	$14,592	$12,341	$15,041
10/31/20	$14,094	$12,286	$14,588
11/30/20	$14,322	$12,406	$14,763
12/31/20	$14,169	$12,424	$14,590
1/31/21	$13,743	$12,334	$14,063
2/28/21	$13,011	$12,156	$13,280
3/31/21	$12,329	$12,005	$12,618
4/30/21	$12,627	$12,099	$12,912
5/31/21	$12,622	$12,139	$12,970
6/30/21	$13,112	$12,224	$13,434
7/31/21	$13,568	$12,361	$13,924
8/31/21	$13,534	$12,337	$13,894
9/30/21	$13,154	$12,231	$13,497
10/31/21	$13,384	$12,227	$13,748
11/30/21	$13,734	$12,263	$14,112
12/31/21	$13,478	$12,232	$13,912
1/31/22	$13,002	$11,968	$13,336
2/28/22	$12,817	$11,835	$13,141
3/31/22	$12,188	$11,506	$12,439
4/30/22	$11,148	$11,069	$11,333
5/31/22	$10,924	$11,141	$11,119
6/30/22	$10,748	$10,966	$10,955
7/31/22	$11,043	$11,234	$11,247
8/31/22	$10,537	$10,917	$10,749
9/30/22	$9,691	$10,445	$9,900
10/31/22	$9,146	$10,310	$9,351
11/30/22	$9,807	$10,689	$10,012
12/31/22	$9,576	$10,641	$9,842
1/31/23	$10,253	$10,968	$10,473
2/28/23	$9,780	$10,684	$9,976
3/31/23	$10,243	$10,956	$10,449
4/30/23	$10,297	$11,022	$10,503
5/31/23	$10,007	$10,902	$10,210
6/30/23	$10,029	$10,863	$10,208
7/31/23	$9,810	$10,856	$9,987
8/31/23	$9,545	$10,786	$9,708
9/30/23	$8,845	$10,512	$9,000
10/31/23	$8,404	$10,346	$8,556
11/30/23	$9,182	$10,815	$9,339
12/31/23	$9,948	$11,229	$10,143
1/31/24	$9,776	$11,198	$9,920
2/29/24	$9,555	$11,040	$9,694
3/31/24	$9,678	$11,142	$9,813
4/30/24	$9,097	$10,860	$9,215
5/31/24	$9,362	$11,044	$9,478
6/30/24	$9,495	$11,149	$9,635
7/31/24	$9,844	$11,409	$9,979
8/31/24	$10,033	$11,573	$10,182
9/30/24	$10,231	$11,728	$10,388
10/31/24	$9,691	$11,437	$9,848
11/30/24	$9,881	$11,558	$10,026
12/31/24	$9,341	$11,369	$9,493
1/31/25	$9,416	$11,430	$9,532
2/28/25	$9,915	$11,681	$10,026
3/31/25	$9,825	$11,685	$9,937
4/30/25	$9,709	$11,731	$9,829
5/31/25	$9,437	$11,647	$9,546
6/30/25	$9,670	$11,826	$9,785
7/31/25	$9,592	$11,795	$9,697
8/31/25	$9,645	$11,936	$9,728
9/30/25	$9,931	$12,067	$10,028
10/31/25	$10,077	$12,142	$10,157
11/30/25	$10,115	$12,217	$10,200
12/31/25	$9,905	$12,199	$10,024

The table below shows the average annual total returns of the Portfolio, a regulatory index, and one or more supplemental index(es) for certain periods ended December 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Advisor Class	6.04%	(6.91%)	(0.09%)
Bloomberg U.S. Aggregate Index	7.30%	(0.36%)	2.01%
Bloomberg Long-Term Treasury Index	5.59%	(7.23%)	0.02%

All Portfolio returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index. For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$461,086
# of Portfolio Holdings	313
Portfolio Turnover Rate	180%
Total Net Advisory Fees Paid During the Reporting Period	$999
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Treasury Obligations	131.7%
U.S. Government Agencies	19.7%
Non-Agency Mortgage-Backed Securities	3.6%
Corporate Bonds & Notes	1.1%
Asset-Backed Securities	0.6%
Affiliated Investments	1.5%
Financial Derivative Instruments	0.1%
Other Assets and Liabilities, Net	(58.3%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Portfolio Changes

This is a summary of certain changes and planned changes of the Portfolio since the beginning of the reporting period. For more information, you may refer to the Portfolio's next prospectus, which we expect to be available by April 30, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Portfolio Operating Expenses. Annual portfolio operating expenses decreased during the year by 0.10% as a result of lower expenses related to interest.

Change to Principal Investment Strategies. Effective May 21, 2025, the Portfolio’s investments in Fixed Income Instruments are limited to those of investment grade U.S. dollar-denominated securities of U.S. issuers that are rated at least A by Moody’s Ratings (“Moody’s”), or equivalently rated by Standard & Poor’s Ratings Services (“S&P”), or Fitch Ratings, Inc. (“Fitch”), or, if unrated, determined by PIMCO to be of comparable quality. In addition, the Portfolio may only invest up to 10% of its total assets in securities rated A by Moody's, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality and may only invest up to 25% of its total assets in seucrities rated Aa by Moody's, or equivalently rated by S&P or Fitch or, if unrated, determined by PIMCO to be of comparable quality. In the event that ratings services assign different ratings to the same security, PIMCO will use the highest rating as the credit rating for that security. For the avoidance of doubt, investments in securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises are not subject to these limits.

Additional Information

For additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/pvit or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: www.pimco.com/tax.

Advisor Class

PIMCO Long-Term U.S. Government Portfolio

Annual Shareholder Report |

December 31, 2025

PVIT1957TSRAR_123125

Institutional Class

PIMCO Long-Term U.S. Government Portfolio

Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about the PIMCO Long-Term U.S. Government Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$240	2.33%

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  U.S. interest rate strategies overall, including duration, curve positioning and instrument selection, contributed to relative performance due to underweight exposure to duration at the back end of the curve, as U.S. Treasury yields rose.

  Out-of-benchmark exposure to broad securitized strategies contributed to relative performance, as the strategy outperformed like-duration Treasuries.

  Positioning within investment grade credit contributed to relative performance, as the strategy outperformed like-duration Treasuries.

  There were no other material contributors or detractors for this Portfolio.

Portfolio Performance

In addition to the Portfolio's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Portfolio's regulatory index is the Bloomberg U.S. Aggregate Index. The Portfolio's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended December 31, 2025 or the life of the Portfolio, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Institutional Class	Bloomberg U.S. Aggregate Index	Bloomberg Long-Term Treasury Index
12/31/15	$10,000	$10,000	$10,000
1/31/16	$10,514	$10,138	$10,502
2/29/16	$10,807	$10,210	$10,815
3/31/16	$10,810	$10,303	$10,815
4/30/16	$10,761	$10,343	$10,761
5/31/16	$10,817	$10,345	$10,847
6/30/16	$11,514	$10,531	$11,512
7/31/16	$11,741	$10,598	$11,771
8/31/16	$11,604	$10,586	$11,659
9/30/16	$11,474	$10,580	$11,471
10/31/16	$11,003	$10,499	$11,003
11/30/16	$10,122	$10,250	$10,187
12/31/16	$10,082	$10,265	$10,133
1/31/17	$10,153	$10,285	$10,173
2/28/17	$10,321	$10,354	$10,331
3/31/17	$10,264	$10,349	$10,274
4/30/17	$10,442	$10,428	$10,433
5/31/17	$10,631	$10,509	$10,639
6/30/17	$10,697	$10,498	$10,681
7/31/17	$10,646	$10,543	$10,615
8/31/17	$10,995	$10,638	$10,980
9/30/17	$10,748	$10,587	$10,743
10/31/17	$10,742	$10,593	$10,735
11/30/17	$10,817	$10,580	$10,812
12/31/17	$11,001	$10,628	$10,997
1/31/18	$10,646	$10,506	$10,642
2/28/18	$10,324	$10,406	$10,322
3/31/18	$10,618	$10,473	$10,635
4/30/18	$10,387	$10,395	$10,428
5/31/18	$10,591	$10,469	$10,649
6/30/18	$10,632	$10,456	$10,668
7/31/18	$10,491	$10,459	$10,511
8/31/18	$10,634	$10,526	$10,676
9/30/18	$10,343	$10,458	$10,360
10/31/18	$10,063	$10,376	$10,045
11/30/18	$10,241	$10,438	$10,235
12/31/18	$10,756	$10,630	$10,795
1/31/19	$10,822	$10,742	$10,867
2/28/19	$10,683	$10,736	$10,734
3/31/19	$11,255	$10,942	$11,298
4/30/19	$11,036	$10,945	$11,096
5/31/19	$11,733	$11,139	$11,822
6/30/19	$11,839	$11,279	$11,980
7/31/19	$11,870	$11,304	$11,999
8/31/19	$13,094	$11,597	$13,259
9/30/19	$12,766	$11,535	$12,928
10/31/19	$12,635	$11,570	$12,817
11/30/19	$12,590	$11,564	$12,751
12/31/19	$12,206	$11,556	$12,395
1/31/20	$13,082	$11,778	$13,244
2/29/20	$13,927	$11,990	$14,131
3/31/20	$14,748	$11,920	$14,986
4/30/20	$14,965	$12,132	$15,290
5/31/20	$14,691	$12,188	$15,004
6/30/20	$14,756	$12,265	$15,024
7/31/20	$15,375	$12,448	$15,658
8/31/20	$14,681	$12,348	$14,983
9/30/20	$14,770	$12,341	$15,041
10/31/20	$14,269	$12,286	$14,588
11/30/20	$14,503	$12,406	$14,763
12/31/20	$14,350	$12,424	$14,590
1/31/21	$13,922	$12,334	$14,063
2/28/21	$13,183	$12,156	$13,280
3/31/21	$12,495	$12,005	$12,618
4/30/21	$12,799	$12,099	$12,912
5/31/21	$12,797	$12,139	$12,970
6/30/21	$13,296	$12,224	$13,434
7/31/21	$13,762	$12,361	$13,924
8/31/21	$13,730	$12,337	$13,894
9/30/21	$13,348	$12,231	$13,497
10/31/21	$13,584	$12,227	$13,748
11/30/21	$13,941	$12,263	$14,112
12/31/21	$13,684	$12,232	$13,912
1/31/22	$13,205	$11,968	$13,336
2/28/22	$13,018	$11,835	$13,141
3/31/22	$12,382	$11,506	$12,439
4/30/22	$11,328	$11,069	$11,333
5/31/22	$11,104	$11,141	$11,119
6/30/22	$10,926	$10,966	$10,955
7/31/22	$11,228	$11,234	$11,247
8/31/22	$10,717	$10,917	$10,749
9/30/22	$9,859	$10,445	$9,900
10/31/22	$9,305	$10,310	$9,351
11/30/22	$9,980	$10,689	$10,012
12/31/22	$9,748	$10,641	$9,842
1/31/23	$10,439	$10,968	$10,473
2/28/23	$9,959	$10,684	$9,976
3/31/23	$10,432	$10,956	$10,449
4/30/23	$10,489	$11,022	$10,503
5/31/23	$10,197	$10,902	$10,210
6/30/23	$10,221	$10,863	$10,208
7/31/23	$10,000	$10,856	$9,987
8/31/23	$9,732	$10,786	$9,708
9/30/23	$9,020	$10,512	$9,000
10/31/23	$8,573	$10,346	$8,556
11/30/23	$9,368	$10,815	$9,339
12/31/23	$10,151	$11,229	$10,143
1/31/24	$9,977	$11,198	$9,920
2/29/24	$9,754	$11,040	$9,694
3/31/24	$9,882	$11,142	$9,813
4/30/24	$9,290	$10,860	$9,215
5/31/24	$9,563	$11,044	$9,478
6/30/24	$9,701	$11,149	$9,635
7/31/24	$10,060	$11,409	$9,979
8/31/24	$10,255	$11,573	$10,182
9/30/24	$10,459	$11,728	$10,388
10/31/24	$9,910	$11,437	$9,848
11/30/24	$10,106	$11,558	$10,026
12/31/24	$9,555	$11,369	$9,493
1/31/25	$9,635	$11,430	$9,532
2/28/25	$10,147	$11,681	$10,026
3/31/25	$10,057	$11,685	$9,937
4/30/25	$9,940	$11,731	$9,829
5/31/25	$9,664	$11,647	$9,546
6/30/25	$9,904	$11,826	$9,785
7/31/25	$9,826	$11,795	$9,697
8/31/25	$9,882	$11,936	$9,728
9/30/25	$10,178	$12,067	$10,028
10/31/25	$10,330	$12,142	$10,157
11/30/25	$10,371	$12,217	$10,200
12/31/25	$10,158	$12,199	$10,024

The table below shows the average annual total returns of the Portfolio, a regulatory index, and one or more supplemental index(es) for certain periods ended December 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	6.31%	(6.68%)	0.16%
Bloomberg U.S. Aggregate Index	7.30%	(0.36%)	2.01%
Bloomberg Long-Term Treasury Index	5.59%	(7.23%)	0.02%

All Portfolio returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index. For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$461,086
# of Portfolio Holdings	313
Portfolio Turnover Rate	180%
Total Net Advisory Fees Paid During the Reporting Period	$999
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Treasury Obligations	131.7%
U.S. Government Agencies	19.7%
Non-Agency Mortgage-Backed Securities	3.6%
Corporate Bonds & Notes	1.1%
Asset-Backed Securities	0.6%
Affiliated Investments	1.5%
Financial Derivative Instruments	0.1%
Other Assets and Liabilities, Net	(58.3%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Portfolio Changes

This is a summary of certain changes and planned changes of the Portfolio since the beginning of the reporting period. For more information, you may refer to the Portfolio's next prospectus, which we expect to be available by April 30, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Portfolio Operating Expenses. Annual portfolio operating expenses decreased during the year by 0.10% as a result of lower expenses related to interest.

Change to Principal Investment Strategies. Effective May 21, 2025, the Portfolio’s investments in Fixed Income Instruments are limited to those of investment grade U.S. dollar-denominated securities of U.S. issuers that are rated at least A by Moody’s Ratings (“Moody’s”), or equivalently rated by Standard & Poor’s Ratings Services (“S&P”), or Fitch Ratings, Inc. (“Fitch”), or, if unrated, determined by PIMCO to be of comparable quality. In addition, the Portfolio may only invest up to 10% of its total assets in securities rated A by Moody's, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality and may only invest up to 25% of its total assets in seucrities rated Aa by Moody's, or equivalently rated by S&P or Fitch or, if unrated, determined by PIMCO to be of comparable quality. In the event that ratings services assign different ratings to the same security, PIMCO will use the highest rating as the credit rating for that security. For the avoidance of doubt, investments in securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises are not subject to these limits.

Additional Information

For additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/pvit or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: www.pimco.com/tax.

Institutional Class

PIMCO Long-Term U.S. Government Portfolio

Annual Shareholder Report |

December 31, 2025

PVIT0596TSRAR_123125

Administrative Class

PIMCO Low Duration Portfolio

Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about the PIMCO Low Duration Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$68	0.66%

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Holdings of agency-backed mortgage securities (“MBS”) contributed to relative performance versus the ICE BofA 1-3 Year U.S. Treasury Index, as agency MBS spreads tightened.

  Select holdings of securitized credit, particularly asset-backed securities and collateralized loan obligations, contributed to relative performance, as spreads tightened alongside carry contributions.

  Holdings of investment grade corporate credit contributed to relative performance, as spreads tightened.

  There were no material detractors for this Portfolio.

Portfolio Performance

In addition to the Portfolio's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Portfolio's regulatory index is the Bloomberg U.S. Aggregate Index. The Portfolio's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended December 31, 2025 or the life of the Portfolio, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Administrative Class	Bloomberg U.S. Aggregate Index	ICE BofA 1-3 Year U.S. Treasury Index
12/31/15	$10,000	$10,000	$10,000
1/31/16	$10,018	$10,138	$10,061
2/29/16	$9,968	$10,210	$10,072
3/31/16	$10,041	$10,303	$10,090
4/30/16	$10,072	$10,343	$10,094
5/31/16	$10,079	$10,345	$10,083
6/30/16	$10,096	$10,531	$10,143
7/31/16	$10,103	$10,598	$10,138
8/31/16	$10,117	$10,586	$10,121
9/30/16	$10,150	$10,580	$10,132
10/31/16	$10,151	$10,499	$10,126
11/30/16	$10,088	$10,250	$10,085
12/31/16	$10,141	$10,265	$10,088
1/31/17	$10,150	$10,285	$10,101
2/28/17	$10,172	$10,354	$10,112
3/31/17	$10,168	$10,349	$10,115
4/30/17	$10,192	$10,428	$10,129
5/31/17	$10,203	$10,509	$10,141
6/30/17	$10,205	$10,498	$10,132
7/31/17	$10,244	$10,543	$10,154
8/31/17	$10,285	$10,638	$10,173
9/30/17	$10,287	$10,587	$10,157
10/31/17	$10,277	$10,593	$10,150
11/30/17	$10,267	$10,580	$10,130
12/31/17	$10,277	$10,628	$10,131
1/31/18	$10,257	$10,506	$10,102
2/28/18	$10,247	$10,406	$10,098
3/31/18	$10,260	$10,473	$10,118
4/30/18	$10,223	$10,395	$10,102
5/31/18	$10,240	$10,469	$10,139
6/30/18	$10,235	$10,456	$10,140
7/31/18	$10,262	$10,459	$10,140
8/31/18	$10,250	$10,526	$10,172
9/30/18	$10,266	$10,458	$10,160
10/31/18	$10,273	$10,376	$10,176
11/30/18	$10,286	$10,438	$10,211
12/31/18	$10,312	$10,630	$10,291
1/31/19	$10,377	$10,742	$10,319
2/28/19	$10,410	$10,736	$10,330
3/31/19	$10,446	$10,942	$10,393
4/30/19	$10,472	$10,945	$10,414
5/31/19	$10,555	$11,139	$10,488
6/30/19	$10,605	$11,279	$10,542
7/31/19	$10,589	$11,304	$10,530
8/31/19	$10,695	$11,597	$10,615
9/30/19	$10,706	$11,535	$10,603
10/31/19	$10,726	$11,570	$10,638
11/30/19	$10,705	$11,564	$10,634
12/31/19	$10,728	$11,556	$10,657
1/31/20	$10,819	$11,778	$10,715
2/29/20	$10,865	$11,990	$10,808
3/31/20	$10,728	$11,920	$10,956
4/30/20	$10,837	$12,132	$10,961
5/31/20	$10,902	$12,188	$10,968
6/30/20	$10,954	$12,265	$10,971
7/31/20	$10,973	$12,448	$10,982
8/31/20	$11,011	$12,348	$10,979
9/30/20	$11,008	$12,341	$10,982
10/31/20	$11,005	$12,286	$10,978
11/30/20	$11,032	$12,406	$10,983
12/31/20	$11,048	$12,424	$10,988
1/31/21	$11,063	$12,334	$10,989
2/28/21	$11,057	$12,156	$10,981
3/31/21	$11,039	$12,005	$10,983
4/30/21	$11,054	$12,099	$10,988
5/31/21	$11,068	$12,139	$10,996
6/30/21	$11,030	$12,224	$10,979
7/31/21	$11,044	$12,361	$10,997
8/31/21	$11,039	$12,337	$10,996
9/30/21	$11,045	$12,231	$10,985
10/31/21	$10,987	$12,227	$10,952
11/30/21	$10,961	$12,263	$10,954
12/31/21	$10,946	$12,232	$10,927
1/31/22	$10,855	$11,968	$10,855
2/28/22	$10,787	$11,835	$10,815
3/31/22	$10,590	$11,506	$10,671
4/30/22	$10,492	$11,069	$10,620
5/31/22	$10,556	$11,141	$10,679
6/30/22	$10,417	$10,966	$10,617
7/31/22	$10,461	$11,234	$10,653
8/31/22	$10,402	$10,917	$10,576
9/30/22	$10,260	$10,445	$10,451
10/31/22	$10,193	$10,310	$10,441
11/30/22	$10,282	$10,689	$10,507
12/31/22	$10,318	$10,641	$10,528
1/31/23	$10,431	$10,968	$10,600
2/28/23	$10,338	$10,684	$10,524
3/31/23	$10,478	$10,956	$10,692
4/30/23	$10,507	$11,022	$10,719
5/31/23	$10,473	$10,902	$10,682
6/30/23	$10,416	$10,863	$10,630
7/31/23	$10,478	$10,856	$10,668
8/31/23	$10,534	$10,786	$10,710
9/30/23	$10,525	$10,512	$10,709
10/31/23	$10,557	$10,346	$10,745
11/30/23	$10,694	$10,815	$10,854
12/31/23	$10,831	$11,229	$10,976
1/31/24	$10,887	$11,198	$11,018
2/29/24	$10,852	$11,040	$10,973
3/31/24	$10,889	$11,142	$11,009
4/30/24	$10,846	$10,860	$10,973
5/31/24	$10,930	$11,044	$11,048
6/30/24	$10,988	$11,149	$11,112
7/31/24	$11,119	$11,409	$11,239
8/31/24	$11,216	$11,573	$11,340
9/30/24	$11,321	$11,728	$11,431
10/31/24	$11,242	$11,437	$11,364
11/30/24	$11,292	$11,558	$11,398
12/31/24	$11,318	$11,369	$11,424
1/31/25	$11,390	$11,430	$11,474
2/28/25	$11,473	$11,681	$11,552
3/31/25	$11,510	$11,685	$11,606
4/30/25	$11,584	$11,731	$11,698
5/31/25	$11,564	$11,647	$11,673
6/30/25	$11,648	$11,826	$11,743
7/31/25	$11,650	$11,795	$11,737
8/31/25	$11,763	$11,936	$11,838
9/30/25	$11,800	$12,067	$11,874
10/31/25	$11,842	$12,142	$11,914
11/30/25	$11,890	$12,217	$11,968
12/31/25	$11,943	$12,199	$12,007

The table below shows the average annual total returns of the Portfolio, a regulatory index, and one or more supplemental index(es) for certain periods ended December 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Administrative Class	5.52%	1.57%	1.79%
Bloomberg U.S. Aggregate Index	7.30%	(0.36%)	2.01%
ICE BofA 1-3 Year U.S. Treasury Index	5.10%	1.79%	1.85%

All Portfolio returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index. For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,331,005
# of Portfolio Holdings	596
Portfolio Turnover Rate	384%
Total Net Advisory Fees Paid During the Reporting Period	$3,374
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	37.1%
U.S. Treasury Obligations	13.6%
Corporate Bonds & Notes	11.9%
Asset-Backed Securities	7.4%
Non-Agency Mortgage-Backed Securities	4.6%
Sovereign Issues	3.6%
Short-Term Instruments	41.4%
Affiliated Investments	9.5%
Financial Derivative Instruments	(0.1%)
Other Assets and Liabilities, Net	(29.0%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/pvit or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: www.pimco.com/tax.

Administrative Class

PIMCO Low Duration Portfolio

Annual Shareholder Report |

December 31, 2025

PVIT0340TSRAR_123125

Advisor Class

PIMCO Low Duration Portfolio

Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about the PIMCO Low Duration Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$78	0.76%

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Holdings of agency-backed mortgage securities (“MBS”) contributed to relative performance versus the ICE BofA 1-3 Year U.S. Treasury Index, as agency MBS spreads tightened.

  Select holdings of securitized credit, particularly asset-backed securities and collateralized loan obligations, contributed to relative performance, as spreads tightened alongside carry contributions.

  Holdings of investment grade corporate credit contributed to relative performance, as spreads tightened.

  There were no material detractors for this Portfolio.

Portfolio Performance

In addition to the Portfolio's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Portfolio's regulatory index is the Bloomberg U.S. Aggregate Index. The Portfolio's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended December 31, 2025 or the life of the Portfolio, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Advisor Class	Bloomberg U.S. Aggregate Index	ICE BofA 1-3 Year U.S. Treasury Index
12/31/15	$10,000	$10,000	$10,000
1/31/16	$10,017	$10,138	$10,061
2/29/16	$9,967	$10,210	$10,072
3/31/16	$10,039	$10,303	$10,090
4/30/16	$10,069	$10,343	$10,094
5/31/16	$10,075	$10,345	$10,083
6/30/16	$10,091	$10,531	$10,143
7/31/16	$10,097	$10,598	$10,138
8/31/16	$10,110	$10,586	$10,121
9/30/16	$10,143	$10,580	$10,132
10/31/16	$10,143	$10,499	$10,126
11/30/16	$10,079	$10,250	$10,085
12/31/16	$10,130	$10,265	$10,088
1/31/17	$10,139	$10,285	$10,101
2/28/17	$10,160	$10,354	$10,112
3/31/17	$10,156	$10,349	$10,115
4/30/17	$10,178	$10,428	$10,129
5/31/17	$10,189	$10,509	$10,141
6/30/17	$10,190	$10,498	$10,132
7/31/17	$10,228	$10,543	$10,154
8/31/17	$10,268	$10,638	$10,173
9/30/17	$10,269	$10,587	$10,157
10/31/17	$10,258	$10,593	$10,150
11/30/17	$10,248	$10,580	$10,130
12/31/17	$10,257	$10,628	$10,131
1/31/18	$10,235	$10,506	$10,102
2/28/18	$10,225	$10,406	$10,098
3/31/18	$10,237	$10,473	$10,118
4/30/18	$10,200	$10,395	$10,102
5/31/18	$10,215	$10,469	$10,139
6/30/18	$10,210	$10,456	$10,140
7/31/18	$10,236	$10,459	$10,140
8/31/18	$10,222	$10,526	$10,172
9/30/18	$10,238	$10,458	$10,160
10/31/18	$10,244	$10,376	$10,176
11/30/18	$10,256	$10,438	$10,211
12/31/18	$10,282	$10,630	$10,291
1/31/19	$10,345	$10,742	$10,319
2/28/19	$10,378	$10,736	$10,330
3/31/19	$10,412	$10,942	$10,393
4/30/19	$10,438	$10,945	$10,414
5/31/19	$10,519	$11,139	$10,488
6/30/19	$10,568	$11,279	$10,542
7/31/19	$10,552	$11,304	$10,530
8/31/19	$10,656	$11,597	$10,615
9/30/19	$10,667	$11,535	$10,603
10/31/19	$10,685	$11,570	$10,638
11/30/19	$10,663	$11,564	$10,634
12/31/19	$10,685	$11,556	$10,657
1/31/20	$10,775	$11,778	$10,715
2/29/20	$10,820	$11,990	$10,808
3/31/20	$10,683	$11,920	$10,956
4/30/20	$10,791	$12,132	$10,961
5/31/20	$10,854	$12,188	$10,968
6/30/20	$10,905	$12,265	$10,971
7/31/20	$10,923	$12,448	$10,982
8/31/20	$10,960	$12,348	$10,979
9/30/20	$10,956	$12,341	$10,982
10/31/20	$10,952	$12,286	$10,978
11/30/20	$10,978	$12,406	$10,983
12/31/20	$10,993	$12,424	$10,988
1/31/21	$11,007	$12,334	$10,989
2/28/21	$11,000	$12,156	$10,981
3/31/21	$10,982	$12,005	$10,983
4/30/21	$10,996	$12,099	$10,988
5/31/21	$11,009	$12,139	$10,996
6/30/21	$10,969	$12,224	$10,979
7/31/21	$10,983	$12,361	$10,997
8/31/21	$10,976	$12,337	$10,996
9/30/21	$10,982	$12,231	$10,985
10/31/21	$10,923	$12,227	$10,952
11/30/21	$10,896	$12,263	$10,954
12/31/21	$10,881	$12,232	$10,927
1/31/22	$10,790	$11,968	$10,855
2/28/22	$10,721	$11,835	$10,815
3/31/22	$10,524	$11,506	$10,671
4/30/22	$10,426	$11,069	$10,620
5/31/22	$10,489	$11,141	$10,679
6/30/22	$10,349	$10,966	$10,617
7/31/22	$10,393	$11,234	$10,653
8/31/22	$10,333	$10,917	$10,576
9/30/22	$10,191	$10,445	$10,451
10/31/22	$10,124	$10,310	$10,441
11/30/22	$10,211	$10,689	$10,507
12/31/22	$10,246	$10,641	$10,528
1/31/23	$10,358	$10,968	$10,600
2/28/23	$10,264	$10,684	$10,524
3/31/23	$10,402	$10,956	$10,692
4/30/23	$10,430	$11,022	$10,719
5/31/23	$10,395	$10,902	$10,682
6/30/23	$10,339	$10,863	$10,630
7/31/23	$10,399	$10,856	$10,668
8/31/23	$10,453	$10,786	$10,710
9/30/23	$10,443	$10,512	$10,709
10/31/23	$10,475	$10,346	$10,745
11/30/23	$10,610	$10,815	$10,854
12/31/23	$10,744	$11,229	$10,976
1/31/24	$10,799	$11,198	$11,018
2/29/24	$10,764	$11,040	$10,973
3/31/24	$10,800	$11,142	$11,009
4/30/24	$10,756	$10,860	$10,973
5/31/24	$10,839	$11,044	$11,048
6/30/24	$10,895	$11,149	$11,112
7/31/24	$11,024	$11,409	$11,239
8/31/24	$11,119	$11,573	$11,340
9/30/24	$11,223	$11,728	$11,431
10/31/24	$11,144	$11,437	$11,364
11/30/24	$11,192	$11,558	$11,398
12/31/24	$11,216	$11,369	$11,424
1/31/25	$11,288	$11,430	$11,474
2/28/25	$11,368	$11,681	$11,552
3/31/25	$11,404	$11,685	$11,606
4/30/25	$11,477	$11,731	$11,698
5/31/25	$11,456	$11,647	$11,673
6/30/25	$11,538	$11,826	$11,743
7/31/25	$11,539	$11,795	$11,737
8/31/25	$11,650	$11,936	$11,838
9/30/25	$11,686	$12,067	$11,874
10/31/25	$11,726	$12,142	$11,914
11/30/25	$11,773	$12,217	$11,968
12/31/25	$11,824	$12,199	$12,007

The table below shows the average annual total returns of the Portfolio, a regulatory index, and one or more supplemental index(es) for certain periods ended December 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Advisor Class	5.42%	1.47%	1.69%
Bloomberg U.S. Aggregate Index	7.30%	(0.36%)	2.01%
ICE BofA 1-3 Year U.S. Treasury Index	5.10%	1.79%	1.85%

All Portfolio returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index. For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,331,005
# of Portfolio Holdings	596
Portfolio Turnover Rate	384%
Total Net Advisory Fees Paid During the Reporting Period	$3,374
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	37.1%
U.S. Treasury Obligations	13.6%
Corporate Bonds & Notes	11.9%
Asset-Backed Securities	7.4%
Non-Agency Mortgage-Backed Securities	4.6%
Sovereign Issues	3.6%
Short-Term Instruments	41.4%
Affiliated Investments	9.5%
Financial Derivative Instruments	(0.1%)
Other Assets and Liabilities, Net	(29.0%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/pvit or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: www.pimco.com/tax.

Advisor Class

PIMCO Low Duration Portfolio

Annual Shareholder Report |

December 31, 2025

PVIT1879TSRAR_123125

Institutional Class

PIMCO Low Duration Portfolio

Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about the PIMCO Low Duration Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$52	0.51%

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Holdings of agency-backed mortgage securities (“MBS”) contributed to relative performance versus the ICE BofA 1-3 Year U.S. Treasury Index, as agency MBS spreads tightened.

  Select holdings of securitized credit, particularly asset-backed securities and collateralized loan obligations, contributed to relative performance, as spreads tightened alongside carry contributions.

  Holdings of investment grade corporate credit contributed to relative performance, as spreads tightened.

  There were no material detractors for this Portfolio.

Portfolio Performance

In addition to the Portfolio's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Portfolio's regulatory index is the Bloomberg U.S. Aggregate Index. The Portfolio's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended December 31, 2025 or the life of the Portfolio, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Institutional Class	Bloomberg U.S. Aggregate Index	ICE BofA 1-3 Year U.S. Treasury Index
12/31/15	$10,000	$10,000	$10,000
1/31/16	$10,019	$10,138	$10,061
2/29/16	$9,971	$10,210	$10,072
3/31/16	$10,045	$10,303	$10,090
4/30/16	$10,077	$10,343	$10,094
5/31/16	$10,085	$10,345	$10,083
6/30/16	$10,103	$10,531	$10,143
7/31/16	$10,111	$10,598	$10,138
8/31/16	$10,127	$10,586	$10,121
9/30/16	$10,162	$10,580	$10,132
10/31/16	$10,164	$10,499	$10,126
11/30/16	$10,102	$10,250	$10,085
12/31/16	$10,156	$10,265	$10,088
1/31/17	$10,166	$10,285	$10,101
2/28/17	$10,190	$10,354	$10,112
3/31/17	$10,187	$10,349	$10,115
4/30/17	$10,212	$10,428	$10,129
5/31/17	$10,225	$10,509	$10,141
6/30/17	$10,228	$10,498	$10,132
7/31/17	$10,269	$10,543	$10,154
8/31/17	$10,311	$10,638	$10,173
9/30/17	$10,314	$10,587	$10,157
10/31/17	$10,305	$10,593	$10,150
11/30/17	$10,297	$10,580	$10,130
12/31/17	$10,308	$10,628	$10,131
1/31/18	$10,289	$10,506	$10,102
2/28/18	$10,280	$10,406	$10,098
3/31/18	$10,294	$10,473	$10,118
4/30/18	$10,259	$10,395	$10,102
5/31/18	$10,277	$10,469	$10,139
6/30/18	$10,274	$10,456	$10,140
7/31/18	$10,302	$10,459	$10,140
8/31/18	$10,291	$10,526	$10,172
9/30/18	$10,308	$10,458	$10,160
10/31/18	$10,317	$10,376	$10,176
11/30/18	$10,331	$10,438	$10,211
12/31/18	$10,359	$10,630	$10,291
1/31/19	$10,425	$10,742	$10,319
2/28/19	$10,460	$10,736	$10,330
3/31/19	$10,497	$10,942	$10,393
4/30/19	$10,525	$10,945	$10,414
5/31/19	$10,609	$11,139	$10,488
6/30/19	$10,661	$11,279	$10,542
7/31/19	$10,646	$11,304	$10,530
8/31/19	$10,754	$11,597	$10,615
9/30/19	$10,767	$11,535	$10,603
10/31/19	$10,788	$11,570	$10,638
11/30/19	$10,768	$11,564	$10,634
12/31/19	$10,792	$11,556	$10,657
1/31/20	$10,885	$11,778	$10,715
2/29/20	$10,933	$11,990	$10,808
3/31/20	$10,796	$11,920	$10,956
4/30/20	$10,908	$12,132	$10,961
5/31/20	$10,974	$12,188	$10,968
6/30/20	$11,028	$12,265	$10,971
7/31/20	$11,048	$12,448	$10,982
8/31/20	$11,089	$12,348	$10,979
9/30/20	$11,087	$12,341	$10,982
10/31/20	$11,085	$12,286	$10,978
11/30/20	$11,113	$12,406	$10,983
12/31/20	$11,131	$12,424	$10,988
1/31/21	$11,148	$12,334	$10,989
2/28/21	$11,142	$12,156	$10,981
3/31/21	$11,126	$12,005	$10,983
4/30/21	$11,143	$12,099	$10,988
5/31/21	$11,158	$12,139	$10,996
6/30/21	$11,121	$12,224	$10,979
7/31/21	$11,137	$12,361	$10,997
8/31/21	$11,132	$12,337	$10,996
9/30/21	$11,140	$12,231	$10,985
10/31/21	$11,083	$12,227	$10,952
11/30/21	$11,058	$12,263	$10,954
12/31/21	$11,045	$12,232	$10,927
1/31/22	$10,955	$11,968	$10,855
2/28/22	$10,886	$11,835	$10,815
3/31/22	$10,689	$11,506	$10,671
4/30/22	$10,592	$11,069	$10,620
5/31/22	$10,658	$11,141	$10,679
6/30/22	$10,518	$10,966	$10,617
7/31/22	$10,565	$11,234	$10,653
8/31/22	$10,507	$10,917	$10,576
9/30/22	$10,364	$10,445	$10,451
10/31/22	$10,298	$10,310	$10,441
11/30/22	$10,389	$10,689	$10,507
12/31/22	$10,426	$10,641	$10,528
1/31/23	$10,542	$10,968	$10,600
2/28/23	$10,449	$10,684	$10,524
3/31/23	$10,592	$10,956	$10,692
4/30/23	$10,622	$11,022	$10,719
5/31/23	$10,590	$10,902	$10,682
6/30/23	$10,534	$10,863	$10,630
7/31/23	$10,598	$10,856	$10,668
8/31/23	$10,655	$10,786	$10,710
9/30/23	$10,647	$10,512	$10,709
10/31/23	$10,682	$10,346	$10,745
11/30/23	$10,821	$10,815	$10,854
12/31/23	$10,961	$11,229	$10,976
1/31/24	$11,019	$11,198	$11,018
2/29/24	$10,986	$11,040	$10,973
3/31/24	$11,024	$11,142	$11,009
4/30/24	$10,982	$10,860	$10,973
5/31/24	$11,069	$11,044	$11,048
6/30/24	$11,129	$11,149	$11,112
7/31/24	$11,263	$11,409	$11,239
8/31/24	$11,362	$11,573	$11,340
9/30/24	$11,470	$11,728	$11,431
10/31/24	$11,392	$11,437	$11,364
11/30/24	$11,444	$11,558	$11,398
12/31/24	$11,471	$11,369	$11,424
1/31/25	$11,546	$11,430	$11,474
2/28/25	$11,631	$11,681	$11,552
3/31/25	$11,670	$11,685	$11,606
4/30/25	$11,747	$11,731	$11,698
5/31/25	$11,728	$11,647	$11,673
6/30/25	$11,814	$11,826	$11,743
7/31/25	$11,818	$11,795	$11,737
8/31/25	$11,934	$11,936	$11,838
9/30/25	$11,974	$12,067	$11,874
10/31/25	$12,018	$12,142	$11,914
11/30/25	$12,068	$12,217	$11,968
12/31/25	$12,123	$12,199	$12,007

The table below shows the average annual total returns of the Portfolio, a regulatory index, and one or more supplemental index(es) for certain periods ended December 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	5.68%	1.72%	1.94%
Bloomberg U.S. Aggregate Index	7.30%	(0.36%)	2.01%
ICE BofA 1-3 Year U.S. Treasury Index	5.10%	1.79%	1.85%

All Portfolio returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index. For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,331,005
# of Portfolio Holdings	596
Portfolio Turnover Rate	384%
Total Net Advisory Fees Paid During the Reporting Period	$3,374
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	37.1%
U.S. Treasury Obligations	13.6%
Corporate Bonds & Notes	11.9%
Asset-Backed Securities	7.4%
Non-Agency Mortgage-Backed Securities	4.6%
Sovereign Issues	3.6%
Short-Term Instruments	41.4%
Affiliated Investments	9.5%
Financial Derivative Instruments	(0.1%)
Other Assets and Liabilities, Net	(29.0%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/pvit or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: www.pimco.com/tax.

Institutional Class

PIMCO Low Duration Portfolio

Annual Shareholder Report |

December 31, 2025

PVIT0599TSRAR_123125

Administrative Class

PIMCO Real Return Portfolio

Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about the PIMCO Real Return Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$144	1.39%

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Interest rate strategies in the U.S., including a yield curve steepening position and short exposure to swap spreads, contributed to relative performance, as the U.S. yield curve steepened and swap spreads widened.

  A eurozone yield curve steepening position contributed to relative performance, as the eurozone yield curve steepened.

  Exposure to securitized assets, particularly U.S. agency mortgage-backed securities (“MBS”), contributed to relative performance, as U.S. agency MBS spreads tightened.

  Overweight exposure to U.K. interest rates contributed to relative performance, as U.K. interest rates fell across short and intermediate maturities.

  Overweight exposure to U.S. breakeven inflation rates detracted from relative performance, as U.S. breakeven inflation rates fell.

  Short exposure to gold, which is part of a relative value trade between gold and real yields, detracted from relative performance, as gold returns were positive.

  There were no other material detractors for this Portfolio.

Portfolio Performance

In addition to the Portfolio's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Portfolio's regulatory index is the Bloomberg U.S. Aggregate Index. The Portfolio's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended December 31, 2025 or the life of the Portfolio, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Administrative Class	Bloomberg U.S. Aggregate Index	Bloomberg U.S. TIPS Index
12/31/15	$10,000	$10,000	$10,000
1/31/16	$10,118	$10,138	$10,148
2/29/16	$10,161	$10,210	$10,261
3/31/16	$10,422	$10,303	$10,446
4/30/16	$10,474	$10,343	$10,482
5/31/16	$10,387	$10,345	$10,408
6/30/16	$10,614	$10,531	$10,624
7/31/16	$10,704	$10,598	$10,716
8/31/16	$10,667	$10,586	$10,668
9/30/16	$10,763	$10,580	$10,727
10/31/16	$10,723	$10,499	$10,684
11/30/16	$10,520	$10,250	$10,479
12/31/16	$10,519	$10,265	$10,468
1/31/17	$10,632	$10,285	$10,556
2/28/17	$10,684	$10,354	$10,606
3/31/17	$10,706	$10,349	$10,600
4/30/17	$10,756	$10,428	$10,663
5/31/17	$10,753	$10,509	$10,659
6/30/17	$10,659	$10,498	$10,557
7/31/17	$10,714	$10,543	$10,605
8/31/17	$10,813	$10,638	$10,717
9/30/17	$10,762	$10,587	$10,649
10/31/17	$10,792	$10,593	$10,671
11/30/17	$10,805	$10,580	$10,685
12/31/17	$10,904	$10,628	$10,783
1/31/18	$10,817	$10,506	$10,691
2/28/18	$10,712	$10,406	$10,587
3/31/18	$10,795	$10,473	$10,698
4/30/18	$10,797	$10,395	$10,692
5/31/18	$10,805	$10,469	$10,737
6/30/18	$10,866	$10,456	$10,780
7/31/18	$10,837	$10,459	$10,729
8/31/18	$10,874	$10,526	$10,806
9/30/18	$10,785	$10,458	$10,692
10/31/18	$10,604	$10,376	$10,539
11/30/18	$10,636	$10,438	$10,589
12/31/18	$10,663	$10,630	$10,647
1/31/19	$10,853	$10,742	$10,790
2/28/19	$10,845	$10,736	$10,789
3/31/19	$11,044	$10,942	$10,987
4/30/19	$11,081	$10,945	$11,024
5/31/19	$11,267	$11,139	$11,206
6/30/19	$11,339	$11,279	$11,302
7/31/19	$11,372	$11,304	$11,342
8/31/19	$11,577	$11,597	$11,612
9/30/19	$11,464	$11,535	$11,454
10/31/19	$11,467	$11,570	$11,483
11/30/19	$11,502	$11,564	$11,501
12/31/19	$11,563	$11,556	$11,544
1/31/20	$11,822	$11,778	$11,787
2/29/20	$11,914	$11,990	$11,950
3/31/20	$11,634	$11,920	$11,740
4/30/20	$12,005	$12,132	$12,066
5/31/20	$12,079	$12,188	$12,103
6/30/20	$12,249	$12,265	$12,238
7/31/20	$12,564	$12,448	$12,519
8/31/20	$12,704	$12,348	$12,656
9/30/20	$12,657	$12,341	$12,609
10/31/20	$12,582	$12,286	$12,528
11/30/20	$12,745	$12,406	$12,668
12/31/20	$12,917	$12,424	$12,813
1/31/21	$12,983	$12,334	$12,856
2/28/21	$12,753	$12,156	$12,649
3/31/21	$12,736	$12,005	$12,625
4/30/21	$12,929	$12,099	$12,801
5/31/21	$13,088	$12,139	$12,956
6/30/21	$13,147	$12,224	$13,035
7/31/21	$13,481	$12,361	$13,382
8/31/21	$13,453	$12,337	$13,359
9/30/21	$13,352	$12,231	$13,263
10/31/21	$13,452	$12,227	$13,414
11/30/21	$13,571	$12,263	$13,534
12/31/21	$13,639	$12,232	$13,577
1/31/22	$13,328	$11,968	$13,302
2/28/22	$13,440	$11,835	$13,416
3/31/22	$13,233	$11,506	$13,166
4/30/22	$12,957	$11,069	$12,897
5/31/22	$12,816	$11,141	$12,769
6/30/22	$12,375	$10,966	$12,365
7/31/22	$12,932	$11,234	$12,903
8/31/22	$12,591	$10,917	$12,560
9/30/22	$11,735	$10,445	$11,729
10/31/22	$11,902	$10,310	$11,875
11/30/22	$12,113	$10,689	$12,092
12/31/22	$12,015	$10,641	$11,968
1/31/23	$12,235	$10,968	$12,188
2/28/23	$12,059	$10,684	$12,020
3/31/23	$12,382	$10,956	$12,368
4/30/23	$12,395	$11,022	$12,381
5/31/23	$12,231	$10,902	$12,233
6/30/23	$12,206	$10,863	$12,192
7/31/23	$12,236	$10,856	$12,207
8/31/23	$12,133	$10,786	$12,098
9/30/23	$11,922	$10,512	$11,875
10/31/23	$11,822	$10,346	$11,789
11/30/23	$12,153	$10,815	$12,109
12/31/23	$12,456	$11,229	$12,435
1/31/24	$12,512	$11,198	$12,457
2/29/24	$12,384	$11,040	$12,323
3/31/24	$12,475	$11,142	$12,424
4/30/24	$12,275	$10,860	$12,215
5/31/24	$12,490	$11,044	$12,424
6/30/24	$12,580	$11,149	$12,522
7/31/24	$12,828	$11,409	$12,745
8/31/24	$12,936	$11,573	$12,845
9/30/24	$13,127	$11,728	$13,038
10/31/24	$12,853	$11,437	$12,804
11/30/24	$12,937	$11,558	$12,866
12/31/24	$12,722	$11,369	$12,663
1/31/25	$12,911	$11,430	$12,827
2/28/25	$13,214	$11,681	$13,106
3/31/25	$13,317	$11,685	$13,190
4/30/25	$13,299	$11,731	$13,206
5/31/25	$13,221	$11,647	$13,128
6/30/25	$13,376	$11,826	$13,254
7/31/25	$13,398	$11,795	$13,270
8/31/25	$13,639	$11,936	$13,474
9/30/25	$13,694	$12,067	$13,532
10/31/25	$13,760	$12,142	$13,580
11/30/25	$13,795	$12,217	$13,605
12/31/25	$13,720	$12,199	$13,550

The table below shows the average annual total returns of the Portfolio, a regulatory index, and one or more supplemental index(es) for certain periods ended December 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Administrative Class	7.85%	1.21%	3.21%
Bloomberg U.S. Aggregate Index	7.30%	(0.36%)	2.01%
Bloomberg U.S. TIPS Index	7.01%	1.12%	3.09%

All Portfolio returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index. For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,399,321
# of Portfolio Holdings	713
Portfolio Turnover Rate	174%
Total Net Advisory Fees Paid During the Reporting Period	$3,491
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Treasury Obligations	101.1%
U.S. Government Agencies	18.4%
Asset-Backed Securities	6.4%
Sovereign Issues	4.6%
Non-Agency Mortgage-Backed Securities	2.0%
Corporate Bonds & Notes	0.6%
Other Investments	0.1%
Short-Term Instruments	0.0%Footnote Reference^
Affiliated Investments	0.0%Footnote Reference^
Financial Derivative Instruments	(0.1%)
Other Assets and Liabilities, Net	(33.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Portfolio Changes

This is a summary of certain changes and planned changes of the Portfolio since the beginning of the reporting period. For more information, you may refer to the Portfolio's next prospectus, which we expect to be available by April 30, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Portfolio Operating Expenses. Annual portfolio operating expenses increased during the year by 0.32% as a result of higher expenses related to interest.

Additional Information

For additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/pvit or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: www.pimco.com/tax.

Administrative Class

PIMCO Real Return Portfolio

Annual Shareholder Report |

December 31, 2025

PVIT0343TSRAR_123125

Advisor Class

PIMCO Real Return Portfolio

Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about the PIMCO Real Return Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$155	1.49%

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Interest rate strategies in the U.S., including a yield curve steepening position and short exposure to swap spreads, contributed to relative performance, as the U.S. yield curve steepened and swap spreads widened.

  A eurozone yield curve steepening position contributed to relative performance, as the eurozone yield curve steepened.

  Exposure to securitized assets, particularly U.S. agency mortgage-backed securities (“MBS”), contributed to relative performance, as U.S. agency MBS spreads tightened.

  Overweight exposure to U.K. interest rates contributed to relative performance, as U.K. interest rates fell across short and intermediate maturities.

  Overweight exposure to U.S. breakeven inflation rates detracted from relative performance, as U.S. breakeven inflation rates fell.

  Short exposure to gold, which is part of a relative value trade between gold and real yields, detracted from relative performance, as gold returns were positive.

  There were no other material detractors for this Portfolio.

Portfolio Performance

In addition to the Portfolio's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Portfolio's regulatory index is the Bloomberg U.S. Aggregate Index. The Portfolio's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended December 31, 2025 or the life of the Portfolio, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Advisor Class	Bloomberg U.S. Aggregate Index	Bloomberg U.S. TIPS Index
12/31/15	$10,000	$10,000	$10,000
1/31/16	$10,117	$10,138	$10,148
2/29/16	$10,159	$10,210	$10,261
3/31/16	$10,419	$10,303	$10,446
4/30/16	$10,471	$10,343	$10,482
5/31/16	$10,382	$10,345	$10,408
6/30/16	$10,609	$10,531	$10,624
7/31/16	$10,698	$10,598	$10,716
8/31/16	$10,660	$10,586	$10,668
9/30/16	$10,755	$10,580	$10,727
10/31/16	$10,714	$10,499	$10,684
11/30/16	$10,510	$10,250	$10,479
12/31/16	$10,509	$10,265	$10,468
1/31/17	$10,621	$10,285	$10,556
2/28/17	$10,672	$10,354	$10,606
3/31/17	$10,693	$10,349	$10,600
4/30/17	$10,742	$10,428	$10,663
5/31/17	$10,738	$10,509	$10,659
6/30/17	$10,643	$10,498	$10,557
7/31/17	$10,697	$10,543	$10,605
8/31/17	$10,795	$10,638	$10,717
9/30/17	$10,743	$10,587	$10,649
10/31/17	$10,772	$10,593	$10,671
11/30/17	$10,784	$10,580	$10,685
12/31/17	$10,882	$10,628	$10,783
1/31/18	$10,795	$10,506	$10,691
2/28/18	$10,689	$10,406	$10,587
3/31/18	$10,771	$10,473	$10,698
4/30/18	$10,772	$10,395	$10,692
5/31/18	$10,779	$10,469	$10,737
6/30/18	$10,839	$10,456	$10,780
7/31/18	$10,810	$10,459	$10,729
8/31/18	$10,845	$10,526	$10,806
9/30/18	$10,756	$10,458	$10,692
10/31/18	$10,574	$10,376	$10,539
11/30/18	$10,606	$10,438	$10,589
12/31/18	$10,631	$10,630	$10,647
1/31/19	$10,820	$10,742	$10,790
2/28/19	$10,811	$10,736	$10,789
3/31/19	$11,008	$10,942	$10,987
4/30/19	$11,044	$10,945	$11,024
5/31/19	$11,229	$11,139	$11,206
6/30/19	$11,300	$11,279	$11,302
7/31/19	$11,332	$11,304	$11,342
8/31/19	$11,534	$11,597	$11,612
9/30/19	$11,422	$11,535	$11,454
10/31/19	$11,423	$11,570	$11,483
11/30/19	$11,457	$11,564	$11,501
12/31/19	$11,517	$11,556	$11,544
1/31/20	$11,774	$11,778	$11,787
2/29/20	$11,865	$11,990	$11,950
3/31/20	$11,585	$11,920	$11,740
4/30/20	$11,953	$12,132	$12,066
5/31/20	$12,026	$12,188	$12,103
6/30/20	$12,195	$12,265	$12,238
7/31/20	$12,507	$12,448	$12,519
8/31/20	$12,645	$12,348	$12,656
9/30/20	$12,597	$12,341	$12,609
10/31/20	$12,522	$12,286	$12,528
11/30/20	$12,683	$12,406	$12,668
12/31/20	$12,853	$12,424	$12,813
1/31/21	$12,917	$12,334	$12,856
2/28/21	$12,687	$12,156	$12,649
3/31/21	$12,670	$12,005	$12,625
4/30/21	$12,861	$12,099	$12,801
5/31/21	$13,017	$12,139	$12,956
6/30/21	$13,076	$12,224	$13,035
7/31/21	$13,406	$12,361	$13,382
8/31/21	$13,378	$12,337	$13,359
9/30/21	$13,276	$12,231	$13,263
10/31/21	$13,374	$12,227	$13,414
11/30/21	$13,491	$12,263	$13,534
12/31/21	$13,557	$12,232	$13,577
1/31/22	$13,248	$11,968	$13,302
2/28/22	$13,358	$11,835	$13,416
3/31/22	$13,151	$11,506	$13,166
4/30/22	$12,876	$11,069	$12,897
5/31/22	$12,734	$11,141	$12,769
6/30/22	$12,296	$10,966	$12,365
7/31/22	$12,848	$11,234	$12,903
8/31/22	$12,507	$10,917	$12,560
9/30/22	$11,657	$10,445	$11,729
10/31/22	$11,822	$10,310	$11,875
11/30/22	$12,030	$10,689	$12,092
12/31/22	$11,932	$10,641	$11,968
1/31/23	$12,149	$10,968	$12,188
2/28/23	$11,973	$10,684	$12,020
3/31/23	$12,293	$10,956	$12,368
4/30/23	$12,305	$11,022	$12,381
5/31/23	$12,141	$10,902	$12,233
6/30/23	$12,115	$10,863	$12,192
7/31/23	$12,144	$10,856	$12,207
8/31/23	$12,041	$10,786	$12,098
9/30/23	$11,830	$10,512	$11,875
10/31/23	$11,730	$10,346	$11,789
11/30/23	$12,058	$10,815	$12,109
12/31/23	$12,357	$11,229	$12,435
1/31/24	$12,412	$11,198	$12,457
2/29/24	$12,284	$11,040	$12,323
3/31/24	$12,373	$11,142	$12,424
4/30/24	$12,174	$10,860	$12,215
5/31/24	$12,386	$11,044	$12,424
6/30/24	$12,474	$11,149	$12,522
7/31/24	$12,719	$11,409	$12,745
8/31/24	$12,825	$11,573	$12,845
9/30/24	$13,014	$11,728	$13,038
10/31/24	$12,740	$11,437	$12,804
11/30/24	$12,823	$11,558	$12,866
12/31/24	$12,608	$11,369	$12,663
1/31/25	$12,795	$11,430	$12,827
2/28/25	$13,094	$11,681	$13,106
3/31/25	$13,195	$11,685	$13,190
4/30/25	$13,177	$11,731	$13,206
5/31/25	$13,098	$11,647	$13,128
6/30/25	$13,251	$11,826	$13,254
7/31/25	$13,271	$11,795	$13,270
8/31/25	$13,508	$11,936	$13,474
9/30/25	$13,562	$12,067	$13,532
10/31/25	$13,626	$12,142	$13,580
11/30/25	$13,659	$12,217	$13,605
12/31/25	$13,584	$12,199	$13,550

The table below shows the average annual total returns of the Portfolio, a regulatory index, and one or more supplemental index(es) for certain periods ended December 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Advisor Class	7.74%	1.11%	3.11%
Bloomberg U.S. Aggregate Index	7.30%	(0.36%)	2.01%
Bloomberg U.S. TIPS Index	7.01%	1.12%	3.09%

All Portfolio returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index. For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,399,321
# of Portfolio Holdings	713
Portfolio Turnover Rate	174%
Total Net Advisory Fees Paid During the Reporting Period	$3,491
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Treasury Obligations	101.1%
U.S. Government Agencies	18.4%
Asset-Backed Securities	6.4%
Sovereign Issues	4.6%
Non-Agency Mortgage-Backed Securities	2.0%
Corporate Bonds & Notes	0.6%
Other Investments	0.1%
Short-Term Instruments	0.0%Footnote Reference^
Affiliated Investments	0.0%Footnote Reference^
Financial Derivative Instruments	(0.1%)
Other Assets and Liabilities, Net	(33.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Portfolio Changes

This is a summary of certain changes and planned changes of the Portfolio since the beginning of the reporting period. For more information, you may refer to the Portfolio's next prospectus, which we expect to be available by April 30, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Portfolio Operating Expenses. Annual portfolio operating expenses increased during the year by 0.32% as a result of higher expenses related to interest.

Additional Information

For additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/pvit or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: www.pimco.com/tax.

Advisor Class

PIMCO Real Return Portfolio

Annual Shareholder Report |

December 31, 2025

PVIT1840TSRAR_123125

Institutional Class

PIMCO Real Return Portfolio

Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about the PIMCO Real Return Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$129	1.24%

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Interest rate strategies in the U.S., including a yield curve steepening position and short exposure to swap spreads, contributed to relative performance, as the U.S. yield curve steepened and swap spreads widened.

  A eurozone yield curve steepening position contributed to relative performance, as the eurozone yield curve steepened.

  Exposure to securitized assets, particularly U.S. agency mortgage-backed securities (“MBS”), contributed to relative performance, as U.S. agency MBS spreads tightened.

  Overweight exposure to U.K. interest rates contributed to relative performance, as U.K. interest rates fell across short and intermediate maturities.

  Overweight exposure to U.S. breakeven inflation rates detracted from relative performance, as U.S. breakeven inflation rates fell.

  Short exposure to gold, which is part of a relative value trade between gold and real yields, detracted from relative performance, as gold returns were positive.

  There were no other material detractors for this Portfolio.

Portfolio Performance

In addition to the Portfolio's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Portfolio's regulatory index is the Bloomberg U.S. Aggregate Index. The Portfolio's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended December 31, 2025 or the life of the Portfolio, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Institutional Class	Bloomberg U.S. Aggregate Index	Bloomberg U.S. TIPS Index
12/31/15	$10,000	$10,000	$10,000
1/31/16	$10,119	$10,138	$10,148
2/29/16	$10,163	$10,210	$10,261
3/31/16	$10,425	$10,303	$10,446
4/30/16	$10,479	$10,343	$10,482
5/31/16	$10,393	$10,345	$10,408
6/30/16	$10,622	$10,531	$10,624
7/31/16	$10,713	$10,598	$10,716
8/31/16	$10,677	$10,586	$10,668
9/30/16	$10,775	$10,580	$10,727
10/31/16	$10,736	$10,499	$10,684
11/30/16	$10,534	$10,250	$10,479
12/31/16	$10,535	$10,265	$10,468
1/31/17	$10,649	$10,285	$10,556
2/28/17	$10,703	$10,354	$10,606
3/31/17	$10,726	$10,349	$10,600
4/30/17	$10,777	$10,428	$10,663
5/31/17	$10,775	$10,509	$10,659
6/30/17	$10,683	$10,498	$10,557
7/31/17	$10,739	$10,543	$10,605
8/31/17	$10,840	$10,638	$10,717
9/30/17	$10,790	$10,587	$10,649
10/31/17	$10,821	$10,593	$10,671
11/30/17	$10,836	$10,580	$10,685
12/31/17	$10,936	$10,628	$10,783
1/31/18	$10,851	$10,506	$10,691
2/28/18	$10,747	$10,406	$10,587
3/31/18	$10,831	$10,473	$10,698
4/30/18	$10,834	$10,395	$10,692
5/31/18	$10,844	$10,469	$10,737
6/30/18	$10,906	$10,456	$10,780
7/31/18	$10,879	$10,459	$10,729
8/31/18	$10,917	$10,526	$10,806
9/30/18	$10,829	$10,458	$10,692
10/31/18	$10,649	$10,376	$10,539
11/30/18	$10,683	$10,438	$10,589
12/31/18	$10,711	$10,630	$10,647
1/31/19	$10,903	$10,742	$10,790
2/28/19	$10,896	$10,736	$10,789
3/31/19	$11,097	$10,942	$10,987
4/30/19	$11,136	$10,945	$11,024
5/31/19	$11,325	$11,139	$11,206
6/30/19	$11,398	$11,279	$11,302
7/31/19	$11,433	$11,304	$11,342
8/31/19	$11,640	$11,597	$11,612
9/30/19	$11,528	$11,535	$11,454
10/31/19	$11,533	$11,570	$11,483
11/30/19	$11,569	$11,564	$11,501
12/31/19	$11,632	$11,556	$11,544
1/31/20	$11,894	$11,778	$11,787
2/29/20	$11,989	$11,990	$11,950
3/31/20	$11,708	$11,920	$11,740
4/30/20	$12,083	$12,132	$12,066
5/31/20	$12,159	$12,188	$12,103
6/30/20	$12,332	$12,265	$12,238
7/31/20	$12,650	$12,448	$12,519
8/31/20	$12,792	$12,348	$12,656
9/30/20	$12,747	$12,341	$12,609
10/31/20	$12,674	$12,286	$12,528
11/30/20	$12,839	$12,406	$12,668
12/31/20	$13,014	$12,424	$12,813
1/31/21	$13,082	$12,334	$12,856
2/28/21	$12,851	$12,156	$12,649
3/31/21	$12,836	$12,005	$12,625
4/30/21	$13,032	$12,099	$12,801
5/31/21	$13,194	$12,139	$12,956
6/30/21	$13,255	$12,224	$13,035
7/31/21	$13,594	$12,361	$13,382
8/31/21	$13,568	$12,337	$13,359
9/30/21	$13,467	$12,231	$13,263
10/31/21	$13,569	$12,227	$13,414
11/30/21	$13,691	$12,263	$13,534
12/31/21	$13,761	$12,232	$13,577
1/31/22	$13,450	$11,968	$13,302
2/28/22	$13,564	$11,835	$13,416
3/31/22	$13,357	$11,506	$13,166
4/30/22	$13,080	$11,069	$12,897
5/31/22	$12,939	$11,141	$12,769
6/30/22	$12,496	$10,966	$12,365
7/31/22	$13,059	$11,234	$12,903
8/31/22	$12,716	$10,917	$12,560
9/30/22	$11,854	$10,445	$11,729
10/31/22	$12,024	$10,310	$11,875
11/30/22	$12,238	$10,689	$12,092
12/31/22	$12,141	$10,641	$11,968
1/31/23	$12,365	$10,968	$12,188
2/28/23	$12,188	$10,684	$12,020
3/31/23	$12,517	$10,956	$12,368
4/30/23	$12,531	$11,022	$12,381
5/31/23	$12,367	$10,902	$12,233
6/30/23	$12,344	$10,863	$12,192
7/31/23	$12,376	$10,856	$12,207
8/31/23	$12,273	$10,786	$12,098
9/30/23	$12,061	$10,512	$11,875
10/31/23	$11,961	$10,346	$11,789
11/30/23	$12,298	$10,815	$12,109
12/31/23	$12,606	$11,229	$12,435
1/31/24	$12,664	$11,198	$12,457
2/29/24	$12,536	$11,040	$12,323
3/31/24	$12,630	$11,142	$12,424
4/30/24	$12,429	$10,860	$12,215
5/31/24	$12,648	$11,044	$12,424
6/30/24	$12,741	$11,149	$12,522
7/31/24	$12,993	$11,409	$12,745
8/31/24	$13,105	$11,573	$12,845
9/30/24	$13,300	$11,728	$13,038
10/31/24	$13,023	$11,437	$12,804
11/30/24	$13,111	$11,558	$12,866
12/31/24	$12,894	$11,369	$12,663
1/31/25	$13,088	$11,430	$12,827
2/28/25	$13,397	$11,681	$13,106
3/31/25	$13,502	$11,685	$13,190
4/30/25	$13,486	$11,731	$13,206
5/31/25	$13,409	$11,647	$13,128
6/30/25	$13,567	$11,826	$13,254
7/31/25	$13,591	$11,795	$13,270
8/31/25	$13,837	$11,936	$13,474
9/30/25	$13,895	$12,067	$13,532
10/31/25	$13,964	$12,142	$13,580
11/30/25	$14,000	$12,217	$13,605
12/31/25	$13,926	$12,199	$13,550

The table below shows the average annual total returns of the Portfolio, a regulatory index, and one or more supplemental index(es) for certain periods ended December 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	8.01%	1.36%	3.37%
Bloomberg U.S. Aggregate Index	7.30%	(0.36%)	2.01%
Bloomberg U.S. TIPS Index	7.01%	1.12%	3.09%

All Portfolio returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index. For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,399,321
# of Portfolio Holdings	713
Portfolio Turnover Rate	174%
Total Net Advisory Fees Paid During the Reporting Period	$3,491
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Treasury Obligations	101.1%
U.S. Government Agencies	18.4%
Asset-Backed Securities	6.4%
Sovereign Issues	4.6%
Non-Agency Mortgage-Backed Securities	2.0%
Corporate Bonds & Notes	0.6%
Other Investments	0.1%
Short-Term Instruments	0.0%Footnote Reference^
Affiliated Investments	0.0%Footnote Reference^
Financial Derivative Instruments	(0.1%)
Other Assets and Liabilities, Net	(33.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Portfolio Changes

This is a summary of certain changes and planned changes of the Portfolio since the beginning of the reporting period. For more information, you may refer to the Portfolio's next prospectus, which we expect to be available by April 30, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Portfolio Operating Expenses. Annual portfolio operating expenses increased during the year by 0.32% as a result of higher expenses related to interest.

Additional Information

For additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/pvit or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: www.pimco.com/tax.

Institutional Class

PIMCO Real Return Portfolio

Annual Shareholder Report |

December 31, 2025

PVIT0593TSRAR_123125

Administrative Class

PIMCO Short-Term Portfolio

Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about the PIMCO Short-Term Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$67	0.65%

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Holdings of investment grade corporate credit contributed to relative performance, as spreads tightened.

  Overweight exposure to US duration, particularly in the 0-1-year part of the curve, contributed to relative performance, as interest rates fell.

  Holdings of agency mortgage-backed securities ("MBS") contributed to relative performance, as agency MBS spreads tightened.

  Select holdings of securitized credit, particularly asset-backed securities and collateralized loan obligations, contributed to relative performance, as carry contributions offset detractions from spreads widening.

  There were no material detractors for this Portfolio.

Portfolio Performance

In addition to the Portfolio's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Portfolio's regulatory index is the Bloomberg U.S. Aggregate Index. The Portfolio's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended December 31, 2025 or the life of the Portfolio, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Administrative Class	Bloomberg U.S. Aggregate Index	FTSE 3-Month Treasury Bill Index
12/31/15	$10,000	$10,000	$10,000
1/31/16	$9,961	$10,138	$10,001
2/29/16	$9,932	$10,210	$10,003
3/31/16	$9,973	$10,303	$10,005
4/30/16	$10,025	$10,343	$10,008
5/31/16	$10,087	$10,345	$10,010
6/30/16	$10,063	$10,531	$10,012
7/31/16	$10,098	$10,598	$10,014
8/31/16	$10,142	$10,586	$10,016
9/30/16	$10,155	$10,580	$10,019
10/31/16	$10,198	$10,499	$10,021
11/30/16	$10,223	$10,250	$10,024
12/31/16	$10,237	$10,265	$10,027
1/31/17	$10,258	$10,285	$10,031
2/28/17	$10,291	$10,354	$10,035
3/31/17	$10,305	$10,349	$10,039
4/30/17	$10,330	$10,428	$10,044
5/31/17	$10,335	$10,509	$10,050
6/30/17	$10,381	$10,498	$10,058
7/31/17	$10,375	$10,543	$10,066
8/31/17	$10,380	$10,638	$10,075
9/30/17	$10,425	$10,587	$10,083
10/31/17	$10,471	$10,593	$10,092
11/30/17	$10,488	$10,580	$10,101
12/31/17	$10,483	$10,628	$10,111
1/31/18	$10,507	$10,506	$10,123
2/28/18	$10,522	$10,406	$10,133
3/31/18	$10,508	$10,473	$10,147
4/30/18	$10,555	$10,395	$10,160
5/31/18	$10,565	$10,469	$10,176
6/30/18	$10,586	$10,456	$10,191
7/31/18	$10,616	$10,459	$10,207
8/31/18	$10,639	$10,526	$10,225
9/30/18	$10,678	$10,458	$10,242
10/31/18	$10,688	$10,376	$10,261
11/30/18	$10,680	$10,438	$10,279
12/31/18	$10,644	$10,630	$10,300
1/31/19	$10,684	$10,742	$10,321
2/28/19	$10,735	$10,736	$10,340
3/31/19	$10,750	$10,942	$10,361
4/30/19	$10,786	$10,945	$10,382
5/31/19	$10,794	$11,139	$10,404
6/30/19	$10,808	$11,279	$10,425
7/31/19	$10,862	$11,304	$10,446
8/31/19	$10,852	$11,597	$10,466
9/30/19	$10,883	$11,535	$10,483
10/31/19	$10,903	$11,570	$10,501
11/30/19	$10,922	$11,564	$10,517
12/31/19	$10,941	$11,556	$10,532
1/31/20	$11,011	$11,778	$10,546
2/29/20	$11,035	$11,990	$10,559
3/31/20	$10,699	$11,920	$10,573
4/30/20	$10,883	$12,132	$10,581
5/31/20	$10,969	$12,188	$10,586
6/30/20	$11,092	$12,265	$10,587
7/31/20	$11,110	$12,448	$10,588
8/31/20	$11,128	$12,348	$10,589
9/30/20	$11,157	$12,341	$10,590
10/31/20	$11,185	$12,286	$10,591
11/30/20	$11,170	$12,406	$10,592
12/31/20	$11,186	$12,424	$10,593
1/31/21	$11,212	$12,334	$10,594
2/28/21	$11,197	$12,156	$10,594
3/31/21	$11,216	$12,005	$10,595
4/30/21	$11,213	$12,099	$10,595
5/31/21	$11,218	$12,139	$10,595
6/30/21	$11,216	$12,224	$10,596
7/31/21	$11,199	$12,361	$10,596
8/31/21	$11,204	$12,337	$10,596
9/30/21	$11,209	$12,231	$10,597
10/31/21	$11,182	$12,227	$10,597
11/30/21	$11,165	$12,263	$10,597
12/31/21	$11,180	$12,232	$10,598
1/31/22	$11,163	$11,968	$10,598
2/28/22	$11,124	$11,835	$10,599
3/31/22	$11,054	$11,506	$10,601
4/30/22	$11,041	$11,069	$10,604
5/31/22	$11,050	$11,141	$10,609
6/30/22	$11,005	$10,966	$10,616
7/31/22	$10,999	$11,234	$10,627
8/31/22	$11,059	$10,917	$10,643
9/30/22	$11,069	$10,445	$10,664
10/31/22	$11,058	$10,310	$10,690
11/30/22	$11,086	$10,689	$10,721
12/31/22	$11,163	$10,641	$10,757
1/31/23	$11,206	$10,968	$10,797
2/28/23	$11,272	$10,684	$10,834
3/31/23	$11,278	$10,956	$10,878
4/30/23	$11,337	$11,022	$10,921
5/31/23	$11,391	$10,902	$10,967
6/30/23	$11,459	$10,863	$11,014
7/31/23	$11,535	$10,856	$11,064
8/31/23	$11,594	$10,786	$11,116
9/30/23	$11,664	$10,512	$11,166
10/31/23	$11,723	$10,346	$11,218
11/30/23	$11,772	$10,815	$11,270
12/31/23	$11,823	$11,229	$11,323
1/31/24	$11,894	$11,198	$11,375
2/29/24	$11,966	$11,040	$11,425
3/31/24	$12,029	$11,142	$11,478
4/30/24	$12,092	$10,860	$11,529
5/31/24	$12,148	$11,044	$11,583
6/30/24	$12,196	$11,149	$11,635
7/31/24	$12,237	$11,409	$11,689
8/31/24	$12,293	$11,573	$11,743
9/30/24	$12,341	$11,728	$11,795
10/31/24	$12,402	$11,437	$11,845
11/30/24	$12,465	$11,558	$11,893
12/31/24	$12,538	$11,369	$11,939
1/31/25	$12,599	$11,430	$11,985
2/28/25	$12,644	$11,681	$12,026
3/31/25	$12,678	$11,685	$12,071
4/30/25	$12,690	$11,731	$12,114
5/31/25	$12,765	$11,647	$12,159
6/30/25	$12,824	$11,826	$12,203
7/31/25	$12,885	$11,795	$12,248
8/31/25	$12,949	$11,936	$12,294
9/30/25	$12,983	$12,067	$12,338
10/31/25	$13,034	$12,142	$12,382
11/30/25	$13,077	$12,217	$12,423
12/31/25	$13,124	$12,199	$12,464

The table below shows the average annual total returns of the Portfolio, a regulatory index, and one or more supplemental index(es) for certain periods ended December 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Administrative Class	4.67%	3.25%	2.76%
Bloomberg U.S. Aggregate Index	7.30%	(0.36%)	2.01%
FTSE 3-Month Treasury Bill Index	4.40%	3.31%	2.23%

All Portfolio returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index. For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$662,769
# of Portfolio Holdings	621
Portfolio Turnover Rate	104%
Total Net Advisory Fees Paid During the Reporting Period	$1,584
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Corporate Bonds & Notes	49.4%
U.S. Government Agencies	16.1%
Asset-Backed Securities	13.7%
Non-Agency Mortgage-Backed Securities	5.5%
U.S. Treasury Obligations	3.3%
Sovereign Issues	0.8%
Municipal Bonds & Notes	0.3%
Short-Term Instruments	20.4%
Affiliated Investments	7.2%
Financial Derivative Instruments	0.2%
Other Assets and Liabilities, Net	(16.9%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/pvit or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: www.pimco.com/tax.

Administrative Class

PIMCO Short-Term Portfolio

Annual Shareholder Report |

December 31, 2025

PVIT0339TSRAR_123125

Advisor Class

PIMCO Short-Term Portfolio

Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about the PIMCO Short-Term Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$77	0.75%

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Holdings of investment grade corporate credit contributed to relative performance, as spreads tightened.

  Overweight exposure to US duration, particularly in the 0-1-year part of the curve, contributed to relative performance, as interest rates fell.

  Holdings of agency mortgage-backed securities ("MBS") contributed to relative performance, as agency MBS spreads tightened.

  Select holdings of securitized credit, particularly asset-backed securities and collateralized loan obligations, contributed to relative performance, as carry contributions offset detractions from spreads widening.

  There were no material detractors for this Portfolio.

Portfolio Performance

In addition to the Portfolio's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Portfolio's regulatory index is the Bloomberg U.S. Aggregate Index. The Portfolio's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended December 31, 2025 or the life of the Portfolio, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Advisor Class	Bloomberg U.S. Aggregate Index	FTSE 3-Month Treasury Bill Index
12/31/15	$10,000	$10,000	$10,000
1/31/16	$9,960	$10,138	$10,001
2/29/16	$9,931	$10,210	$10,003
3/31/16	$9,971	$10,303	$10,005
4/30/16	$10,019	$10,343	$10,008
5/31/16	$10,080	$10,345	$10,010
6/30/16	$10,055	$10,531	$10,012
7/31/16	$10,088	$10,598	$10,014
8/31/16	$10,131	$10,586	$10,016
9/30/16	$10,143	$10,580	$10,019
10/31/16	$10,186	$10,499	$10,021
11/30/16	$10,210	$10,250	$10,024
12/31/16	$10,223	$10,265	$10,027
1/31/17	$10,243	$10,285	$10,031
2/28/17	$10,275	$10,354	$10,035
3/31/17	$10,288	$10,349	$10,039
4/30/17	$10,312	$10,428	$10,044
5/31/17	$10,316	$10,509	$10,050
6/30/17	$10,361	$10,498	$10,058
7/31/17	$10,354	$10,543	$10,066
8/31/17	$10,359	$10,638	$10,075
9/30/17	$10,403	$10,587	$10,083
10/31/17	$10,447	$10,593	$10,092
11/30/17	$10,464	$10,580	$10,101
12/31/17	$10,458	$10,628	$10,111
1/31/18	$10,481	$10,506	$10,123
2/28/18	$10,495	$10,406	$10,133
3/31/18	$10,480	$10,473	$10,147
4/30/18	$10,527	$10,395	$10,160
5/31/18	$10,536	$10,469	$10,176
6/30/18	$10,555	$10,456	$10,191
7/31/18	$10,584	$10,459	$10,207
8/31/18	$10,606	$10,526	$10,225
9/30/18	$10,644	$10,458	$10,242
10/31/18	$10,654	$10,376	$10,261
11/30/18	$10,645	$10,438	$10,279
12/31/18	$10,607	$10,630	$10,300
1/31/19	$10,647	$10,742	$10,321
2/28/19	$10,697	$10,736	$10,340
3/31/19	$10,711	$10,942	$10,361
4/30/19	$10,746	$10,945	$10,382
5/31/19	$10,753	$11,139	$10,404
6/30/19	$10,765	$11,279	$10,425
7/31/19	$10,819	$11,304	$10,446
8/31/19	$10,808	$11,597	$10,466
9/30/19	$10,838	$11,535	$10,483
10/31/19	$10,857	$11,570	$10,501
11/30/19	$10,875	$11,564	$10,517
12/31/19	$10,893	$11,556	$10,532
1/31/20	$10,961	$11,778	$10,546
2/29/20	$10,985	$11,990	$10,559
3/31/20	$10,649	$11,920	$10,573
4/30/20	$10,832	$12,132	$10,581
5/31/20	$10,917	$12,188	$10,586
6/30/20	$11,038	$12,265	$10,587
7/31/20	$11,055	$12,448	$10,588
8/31/20	$11,072	$12,348	$10,589
9/30/20	$11,100	$12,341	$10,590
10/31/20	$11,127	$12,286	$10,591
11/30/20	$11,110	$12,406	$10,592
12/31/20	$11,126	$12,424	$10,593
1/31/21	$11,151	$12,334	$10,594
2/28/21	$11,135	$12,156	$10,594
3/31/21	$11,153	$12,005	$10,595
4/30/21	$11,148	$12,099	$10,595
5/31/21	$11,153	$12,139	$10,595
6/30/21	$11,150	$12,224	$10,596
7/31/21	$11,132	$12,361	$10,596
8/31/21	$11,136	$12,337	$10,596
9/30/21	$11,141	$12,231	$10,597
10/31/21	$11,112	$12,227	$10,597
11/30/21	$11,094	$12,263	$10,597
12/31/21	$11,109	$12,232	$10,598
1/31/22	$11,091	$11,968	$10,598
2/28/22	$11,052	$11,835	$10,599
3/31/22	$10,981	$11,506	$10,601
4/30/22	$10,967	$11,069	$10,604
5/31/22	$10,975	$11,141	$10,609
6/30/22	$10,929	$10,966	$10,616
7/31/22	$10,922	$11,234	$10,627
8/31/22	$10,981	$10,917	$10,643
9/30/22	$10,990	$10,445	$10,664
10/31/22	$10,978	$10,310	$10,690
11/30/22	$11,005	$10,689	$10,721
12/31/22	$11,081	$10,641	$10,757
1/31/23	$11,122	$10,968	$10,797
2/28/23	$11,187	$10,684	$10,834
3/31/23	$11,192	$10,956	$10,878
4/30/23	$11,250	$11,022	$10,921
5/31/23	$11,302	$10,902	$10,967
6/30/23	$11,369	$10,863	$11,014
7/31/23	$11,444	$10,856	$11,064
8/31/23	$11,501	$10,786	$11,116
9/30/23	$11,570	$10,512	$11,166
10/31/23	$11,627	$10,346	$11,218
11/30/23	$11,674	$10,815	$11,270
12/31/23	$11,724	$11,229	$11,323
1/31/24	$11,793	$11,198	$11,375
2/29/24	$11,864	$11,040	$11,425
3/31/24	$11,925	$11,142	$11,478
4/30/24	$11,987	$10,860	$11,529
5/31/24	$12,041	$11,044	$11,583
6/30/24	$12,088	$11,149	$11,635
7/31/24	$12,128	$11,409	$11,689
8/31/24	$12,182	$11,573	$11,743
9/30/24	$12,228	$11,728	$11,795
10/31/24	$12,288	$11,437	$11,845
11/30/24	$12,349	$11,558	$11,893
12/31/24	$12,421	$11,369	$11,939
1/31/25	$12,480	$11,430	$11,985
2/28/25	$12,524	$11,681	$12,026
3/31/25	$12,556	$11,685	$12,071
4/30/25	$12,567	$11,731	$12,114
5/31/25	$12,640	$11,647	$12,159
6/30/25	$12,698	$11,826	$12,203
7/31/25	$12,758	$11,795	$12,248
8/31/25	$12,819	$11,936	$12,294
9/30/25	$12,852	$12,067	$12,338
10/31/25	$12,902	$12,142	$12,382
11/30/25	$12,943	$12,217	$12,423
12/31/25	$12,988	$12,199	$12,464

The table below shows the average annual total returns of the Portfolio, a regulatory index, and one or more supplemental index(es) for certain periods ended December 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Advisor Class	4.57%	3.14%	2.65%
Bloomberg U.S. Aggregate Index	7.30%	(0.36%)	2.01%
FTSE 3-Month Treasury Bill Index	4.40%	3.31%	2.23%

All Portfolio returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index. For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$662,769
# of Portfolio Holdings	621
Portfolio Turnover Rate	104%
Total Net Advisory Fees Paid During the Reporting Period	$1,584
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Corporate Bonds & Notes	49.4%
U.S. Government Agencies	16.1%
Asset-Backed Securities	13.7%
Non-Agency Mortgage-Backed Securities	5.5%
U.S. Treasury Obligations	3.3%
Sovereign Issues	0.8%
Municipal Bonds & Notes	0.3%
Short-Term Instruments	20.4%
Affiliated Investments	7.2%
Financial Derivative Instruments	0.2%
Other Assets and Liabilities, Net	(16.9%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/pvit or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: www.pimco.com/tax.

Advisor Class

PIMCO Short-Term Portfolio

Annual Shareholder Report |

December 31, 2025

PVIT1956TSRAR_123125

Institutional Class

PIMCO Short-Term Portfolio

Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about the PIMCO Short-Term Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$51	0.50%

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Holdings of investment grade corporate credit contributed to relative performance, as spreads tightened.

  Overweight exposure to US duration, particularly in the 0-1-year part of the curve, contributed to relative performance, as interest rates fell.

  Holdings of agency mortgage-backed securities ("MBS") contributed to relative performance, as agency MBS spreads tightened.

  Select holdings of securitized credit, particularly asset-backed securities and collateralized loan obligations, contributed to relative performance, as carry contributions offset detractions from spreads widening.

  There were no material detractors for this Portfolio.

Portfolio Performance

In addition to the Portfolio's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Portfolio's regulatory index is the Bloomberg U.S. Aggregate Index. The Portfolio's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended December 31, 2025 or the life of the Portfolio, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Institutional Class	Bloomberg U.S. Aggregate Index	FTSE 3-Month Treasury Bill Index
12/31/15	$10,000	$10,000	$10,000
1/31/16	$9,962	$10,138	$10,001
2/29/16	$9,934	$10,210	$10,003
3/31/16	$9,977	$10,303	$10,005
4/30/16	$10,030	$10,343	$10,008
5/31/16	$10,093	$10,345	$10,010
6/30/16	$10,070	$10,531	$10,012
7/31/16	$10,106	$10,598	$10,014
8/31/16	$10,152	$10,586	$10,016
9/30/16	$10,166	$10,580	$10,019
10/31/16	$10,211	$10,499	$10,021
11/30/16	$10,237	$10,250	$10,024
12/31/16	$10,252	$10,265	$10,027
1/31/17	$10,274	$10,285	$10,031
2/28/17	$10,309	$10,354	$10,035
3/31/17	$10,324	$10,349	$10,039
4/30/17	$10,350	$10,428	$10,044
5/31/17	$10,357	$10,509	$10,050
6/30/17	$10,404	$10,498	$10,058
7/31/17	$10,399	$10,543	$10,066
8/31/17	$10,406	$10,638	$10,075
9/30/17	$10,452	$10,587	$10,083
10/31/17	$10,499	$10,593	$10,092
11/30/17	$10,518	$10,580	$10,101
12/31/17	$10,514	$10,628	$10,111
1/31/18	$10,540	$10,506	$10,123
2/28/18	$10,556	$10,406	$10,133
3/31/18	$10,543	$10,473	$10,147
4/30/18	$10,592	$10,395	$10,160
5/31/18	$10,603	$10,469	$10,176
6/30/18	$10,626	$10,456	$10,191
7/31/18	$10,657	$10,459	$10,207
8/31/18	$10,681	$10,526	$10,225
9/30/18	$10,722	$10,458	$10,242
10/31/18	$10,733	$10,376	$10,261
11/30/18	$10,727	$10,438	$10,279
12/31/18	$10,691	$10,630	$10,300
1/31/19	$10,734	$10,742	$10,321
2/28/19	$10,786	$10,736	$10,340
3/31/19	$10,802	$10,942	$10,361
4/30/19	$10,840	$10,945	$10,382
5/31/19	$10,849	$11,139	$10,404
6/30/19	$10,864	$11,279	$10,425
7/31/19	$10,920	$11,304	$10,446
8/31/19	$10,912	$11,597	$10,466
9/30/19	$10,944	$11,535	$10,483
10/31/19	$10,965	$11,570	$10,501
11/30/19	$10,986	$11,564	$10,517
12/31/19	$11,007	$11,556	$10,532
1/31/20	$11,078	$11,778	$10,546
2/29/20	$11,104	$11,990	$10,559
3/31/20	$10,767	$11,920	$10,573
4/30/20	$10,954	$12,132	$10,581
5/31/20	$11,042	$12,188	$10,586
6/30/20	$11,167	$12,265	$10,587
7/31/20	$11,186	$12,448	$10,588
8/31/20	$11,206	$12,348	$10,589
9/30/20	$11,236	$12,341	$10,590
10/31/20	$11,266	$12,286	$10,591
11/30/20	$11,252	$12,406	$10,592
12/31/20	$11,271	$12,424	$10,593
1/31/21	$11,298	$12,334	$10,594
2/28/21	$11,284	$12,156	$10,594
3/31/21	$11,304	$12,005	$10,595
4/30/21	$11,302	$12,099	$10,595
5/31/21	$11,309	$12,139	$10,595
6/30/21	$11,308	$12,224	$10,596
7/31/21	$11,293	$12,361	$10,596
8/31/21	$11,299	$12,337	$10,596
9/30/21	$11,306	$12,231	$10,597
10/31/21	$11,280	$12,227	$10,597
11/30/21	$11,264	$12,263	$10,597
12/31/21	$11,281	$12,232	$10,598
1/31/22	$11,265	$11,968	$10,598
2/28/22	$11,227	$11,835	$10,599
3/31/22	$11,158	$11,506	$10,601
4/30/22	$11,146	$11,069	$10,604
5/31/22	$11,157	$11,141	$10,609
6/30/22	$11,112	$10,966	$10,616
7/31/22	$11,107	$11,234	$10,627
8/31/22	$11,170	$10,917	$10,643
9/30/22	$11,181	$10,445	$10,664
10/31/22	$11,172	$10,310	$10,690
11/30/22	$11,201	$10,689	$10,721
12/31/22	$11,281	$10,641	$10,757
1/31/23	$11,325	$10,968	$10,797
2/28/23	$11,394	$10,684	$10,834
3/31/23	$11,401	$10,956	$10,878
4/30/23	$11,462	$11,022	$10,921
5/31/23	$11,518	$10,902	$10,967
6/30/23	$11,588	$10,863	$11,014
7/31/23	$11,667	$10,856	$11,064
8/31/23	$11,727	$10,786	$11,116
9/30/23	$11,800	$10,512	$11,166
10/31/23	$11,861	$10,346	$11,218
11/30/23	$11,912	$10,815	$11,270
12/31/23	$11,965	$11,229	$11,323
1/31/24	$12,039	$11,198	$11,375
2/29/24	$12,113	$11,040	$11,425
3/31/24	$12,178	$11,142	$11,478
4/30/24	$12,244	$10,860	$11,529
5/31/24	$12,302	$11,044	$11,583
6/30/24	$12,352	$11,149	$11,635
7/31/24	$12,395	$11,409	$11,689
8/31/24	$12,453	$11,573	$11,743
9/30/24	$12,503	$11,728	$11,795
10/31/24	$12,567	$11,437	$11,845
11/30/24	$12,632	$11,558	$11,893
12/31/24	$12,708	$11,369	$11,939
1/31/25	$12,772	$11,430	$11,985
2/28/25	$12,819	$11,681	$12,026
3/31/25	$12,854	$11,685	$12,071
4/30/25	$12,868	$11,731	$12,114
5/31/25	$12,946	$11,647	$12,159
6/30/25	$13,007	$11,826	$12,203
7/31/25	$13,071	$11,795	$12,248
8/31/25	$13,138	$11,936	$12,294
9/30/25	$13,174	$12,067	$12,338
10/31/25	$13,228	$12,142	$12,382
11/30/25	$13,272	$12,217	$12,423
12/31/25	$13,321	$12,199	$12,464

The table below shows the average annual total returns of the Portfolio, a regulatory index, and one or more supplemental index(es) for certain periods ended December 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	4.83%	3.40%	2.91%
Bloomberg U.S. Aggregate Index	7.30%	(0.36%)	2.01%
FTSE 3-Month Treasury Bill Index	4.40%	3.31%	2.23%

All Portfolio returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index. For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$662,769
# of Portfolio Holdings	621
Portfolio Turnover Rate	104%
Total Net Advisory Fees Paid During the Reporting Period	$1,584
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Corporate Bonds & Notes	49.4%
U.S. Government Agencies	16.1%
Asset-Backed Securities	13.7%
Non-Agency Mortgage-Backed Securities	5.5%
U.S. Treasury Obligations	3.3%
Sovereign Issues	0.8%
Municipal Bonds & Notes	0.3%
Short-Term Instruments	20.4%
Affiliated Investments	7.2%
Financial Derivative Instruments	0.2%
Other Assets and Liabilities, Net	(16.9%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/pvit or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: www.pimco.com/tax.

Institutional Class

PIMCO Short-Term Portfolio

Annual Shareholder Report |

December 31, 2025

PVIT0549TSRAR_123125

Administrative Class

PIMCO Total Return Portfolio

Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about the PIMCO Total Return Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$76	0.73%

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Curve positioning in the U.S., including overweight exposure to the intermediate-end of the U.S. sovereign curve, contributed to relative performance, as yields fell.

  Long exposure to securitized credit, namely non-agency residential mortgage-backed securities ("MBS"), contributed to relative performance, as non-agency residential MBS spreads tightened.

  Overweight exposure to agency MBS contributed to relative performance, as agency MBS spreads tightened.

  Short exposure to select emerging market currencies in Asia, particularly the Taiwanese dollar, detracted from relative performance, as it appreciated relative to the U.S. dollar.

  Short exposure to developed market currencies in the dollar bloc, including the Australian dollar and the Canadian dollar, detracted from relative performance, as they appreciated relative to the U.S. dollar.

  Long exposure to U.S. treasury inflation-protected securities detracted from relative performance, as long run inflation expectations fell.

Portfolio Performance

In addition to the Portfolio's performance, the graph and the table in this section include performance of a broad-based securities market index (i.e., a regulatory index). The Portfolio's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended December 31, 2025 or the life of the Portfolio, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Administrative Class	Bloomberg U.S. Aggregate Index
12/31/15	$10,000	$10,000
1/31/16	$10,101	$10,138
2/29/16	$10,062	$10,210
3/31/16	$10,195	$10,303
4/30/16	$10,249	$10,343
5/31/16	$10,271	$10,345
6/30/16	$10,417	$10,531
7/31/16	$10,524	$10,598
8/31/16	$10,505	$10,586
9/30/16	$10,536	$10,580
10/31/16	$10,473	$10,499
11/30/16	$10,212	$10,250
12/31/16	$10,268	$10,265
1/31/17	$10,338	$10,285
2/28/17	$10,421	$10,354
3/31/17	$10,424	$10,349
4/30/17	$10,510	$10,428
5/31/17	$10,596	$10,509
6/30/17	$10,607	$10,498
7/31/17	$10,672	$10,543
8/31/17	$10,808	$10,638
9/30/17	$10,768	$10,587
10/31/17	$10,747	$10,593
11/30/17	$10,716	$10,580
12/31/17	$10,772	$10,628
1/31/18	$10,671	$10,506
2/28/18	$10,599	$10,406
3/31/18	$10,639	$10,473
4/30/18	$10,551	$10,395
5/31/18	$10,584	$10,469
6/30/18	$10,588	$10,456
7/31/18	$10,611	$10,459
8/31/18	$10,655	$10,526
9/30/18	$10,598	$10,458
10/31/18	$10,561	$10,376
11/30/18	$10,588	$10,438
12/31/18	$10,715	$10,630
1/31/19	$10,864	$10,742
2/28/19	$10,880	$10,736
3/31/19	$11,032	$10,942
4/30/19	$11,051	$10,945
5/31/19	$11,249	$11,139
6/30/19	$11,374	$11,279
7/31/19	$11,371	$11,304
8/31/19	$11,681	$11,597
9/30/19	$11,634	$11,535
10/31/19	$11,670	$11,570
11/30/19	$11,634	$11,564
12/31/19	$11,610	$11,556
1/31/20	$11,889	$11,778
2/29/20	$12,049	$11,990
3/31/20	$11,823	$11,920
4/30/20	$12,069	$12,132
5/31/20	$12,185	$12,188
6/30/20	$12,323	$12,265
7/31/20	$12,495	$12,448
8/31/20	$12,470	$12,348
9/30/20	$12,478	$12,341
10/31/20	$12,423	$12,286
11/30/20	$12,571	$12,406
12/31/20	$12,614	$12,424
1/31/21	$12,555	$12,334
2/28/21	$12,377	$12,156
3/31/21	$12,220	$12,005
4/30/21	$12,327	$12,099
5/31/21	$12,365	$12,139
6/30/21	$12,463	$12,224
7/31/21	$12,585	$12,361
8/31/21	$12,568	$12,337
9/30/21	$12,471	$12,231
10/31/21	$12,434	$12,227
11/30/21	$12,455	$12,263
12/31/21	$12,454	$12,232
1/31/22	$12,221	$11,968
2/28/22	$12,089	$11,835
3/31/22	$11,690	$11,506
4/30/22	$11,225	$11,069
5/31/22	$11,271	$11,141
6/30/22	$11,013	$10,966
7/31/22	$11,260	$11,234
8/31/22	$10,978	$10,917
9/30/22	$10,487	$10,445
10/31/22	$10,301	$10,310
11/30/22	$10,682	$10,689
12/31/22	$10,674	$10,641
1/31/23	$11,034	$10,968
2/28/23	$10,754	$10,684
3/31/23	$10,956	$10,956
4/30/23	$11,022	$11,022
5/31/23	$10,923	$10,902
6/30/23	$10,886	$10,863
7/31/23	$10,927	$10,856
8/31/23	$10,851	$10,786
9/30/23	$10,580	$10,512
10/31/23	$10,393	$10,346
11/30/23	$10,881	$10,815
12/31/23	$11,307	$11,229
1/31/24	$11,326	$11,198
2/29/24	$11,187	$11,040
3/31/24	$11,299	$11,142
4/30/24	$11,038	$10,860
5/31/24	$11,245	$11,044
6/30/24	$11,344	$11,149
7/31/24	$11,624	$11,409
8/31/24	$11,767	$11,573
9/30/24	$11,930	$11,728
10/31/24	$11,628	$11,437
11/30/24	$11,770	$11,558
12/31/24	$11,593	$11,369
1/31/25	$11,658	$11,430
2/28/25	$11,965	$11,681
3/31/25	$11,979	$11,685
4/30/25	$11,995	$11,731
5/31/25	$11,908	$11,647
6/30/25	$12,116	$11,826
7/31/25	$12,093	$11,795
8/31/25	$12,269	$11,936
9/30/25	$12,428	$12,067
10/31/25	$12,566	$12,142
11/30/25	$12,646	$12,217
12/31/25	$12,624	$12,199

The table below shows the average annual total returns of the Portfolio and a regulatory index for certain periods ended December 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Administrative Class	8.89%	0.02%	2.36%
Bloomberg U.S. Aggregate Index	7.30%	(0.36%)	2.01%

All Portfolio returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index. For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$4,579,121
# of Portfolio Holdings	1,557
Portfolio Turnover Rate	505%
Total Net Advisory Fees Paid During the Reporting Period	$11,181
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	41.8%
Corporate Bonds & Notes	37.1%
U.S. Treasury Obligations	18.3%
Sovereign Issues	10.0%
Non-Agency Mortgage-Backed Securities	9.6%
Asset-Backed Securities	8.0%
Loan Participations and Assignments	0.8%
Municipal Bonds & Notes	0.6%
Other Investments	0.1%
Short-Term Instruments	3.0%
Affiliated Investments	4.4%
Financial Derivative Instruments	0.1%
Other Assets and Liabilities, Net	(33.8%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Portfolio Changes

This is a summary of certain changes and planned changes of the Portfolio since the beginning of the reporting period. For more information, you may refer to the Portfolio's next prospectus, which we expect to be available by April 30, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Portfolio Operating Expenses. Annual portfolio operating expenses decreased during the year by 0.06% as a result of lower expenses related to interest.

Additional Information

For additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/pvit or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: www.pimco.com/tax.

Administrative Class

PIMCO Total Return Portfolio

Annual Shareholder Report |

December 31, 2025

PVIT0331TSRAR_123125

Advisor Class

PIMCO Total Return Portfolio

Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about the PIMCO Total Return Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$87	0.83%

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Curve positioning in the U.S., including overweight exposure to the intermediate-end of the U.S. sovereign curve, contributed to relative performance, as yields fell.

  Long exposure to securitized credit, namely non-agency residential mortgage-backed securities ("MBS"), contributed to relative performance, as non-agency residential MBS spreads tightened.

  Overweight exposure to agency MBS contributed to relative performance, as agency MBS spreads tightened.

  Short exposure to select emerging market currencies in Asia, particularly the Taiwanese dollar, detracted from relative performance, as it appreciated relative to the U.S. dollar.

  Short exposure to developed market currencies in the dollar bloc, including the Australian dollar and the Canadian dollar, detracted from relative performance, as they appreciated relative to the U.S. dollar.

  Long exposure to U.S. treasury inflation-protected securities detracted from relative performance, as long run inflation expectations fell.

Portfolio Performance

In addition to the Portfolio's performance, the graph and the table in this section include performance of a broad-based securities market index (i.e., a regulatory index). The Portfolio's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended December 31, 2025 or the life of the Portfolio, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Advisor Class	Bloomberg U.S. Aggregate Index
12/31/15	$10,000	$10,000
1/31/16	$10,100	$10,138
2/29/16	$10,061	$10,210
3/31/16	$10,192	$10,303
4/30/16	$10,246	$10,343
5/31/16	$10,267	$10,345
6/30/16	$10,411	$10,531
7/31/16	$10,518	$10,598
8/31/16	$10,498	$10,586
9/30/16	$10,528	$10,580
10/31/16	$10,465	$10,499
11/30/16	$10,202	$10,250
12/31/16	$10,257	$10,265
1/31/17	$10,327	$10,285
2/28/17	$10,410	$10,354
3/31/17	$10,411	$10,349
4/30/17	$10,496	$10,428
5/31/17	$10,582	$10,509
6/30/17	$10,591	$10,498
7/31/17	$10,655	$10,543
8/31/17	$10,790	$10,638
9/30/17	$10,750	$10,587
10/31/17	$10,727	$10,593
11/30/17	$10,695	$10,580
12/31/17	$10,751	$10,628
1/31/18	$10,649	$10,506
2/28/18	$10,576	$10,406
3/31/18	$10,615	$10,473
4/30/18	$10,527	$10,395
5/31/18	$10,558	$10,469
6/30/18	$10,561	$10,456
7/31/18	$10,583	$10,459
8/31/18	$10,627	$10,526
9/30/18	$10,569	$10,458
10/31/18	$10,531	$10,376
11/30/18	$10,557	$10,438
12/31/18	$10,683	$10,630
1/31/19	$10,831	$10,742
2/28/19	$10,846	$10,736
3/31/19	$10,996	$10,942
4/30/19	$11,014	$10,945
5/31/19	$11,211	$11,139
6/30/19	$11,334	$11,279
7/31/19	$11,331	$11,304
8/31/19	$11,638	$11,597
9/30/19	$11,591	$11,535
10/31/19	$11,625	$11,570
11/30/19	$11,589	$11,564
12/31/19	$11,564	$11,556
1/31/20	$11,841	$11,778
2/29/20	$11,999	$11,990
3/31/20	$11,773	$11,920
4/30/20	$12,017	$12,132
5/31/20	$12,131	$12,188
6/30/20	$12,268	$12,265
7/31/20	$12,438	$12,448
8/31/20	$12,412	$12,348
9/30/20	$12,419	$12,341
10/31/20	$12,364	$12,286
11/30/20	$12,510	$12,406
12/31/20	$12,552	$12,424
1/31/21	$12,492	$12,334
2/28/21	$12,313	$12,156
3/31/21	$12,156	$12,005
4/30/21	$12,262	$12,099
5/31/21	$12,298	$12,139
6/30/21	$12,395	$12,224
7/31/21	$12,516	$12,361
8/31/21	$12,497	$12,337
9/30/21	$12,400	$12,231
10/31/21	$12,363	$12,227
11/30/21	$12,382	$12,263
12/31/21	$12,380	$12,232
1/31/22	$12,147	$11,968
2/28/22	$12,015	$11,835
3/31/22	$11,618	$11,506
4/30/22	$11,155	$11,069
5/31/22	$11,199	$11,141
6/30/22	$10,942	$10,966
7/31/22	$11,186	$11,234
8/31/22	$10,906	$10,917
9/30/22	$10,416	$10,445
10/31/22	$10,231	$10,310
11/30/22	$10,609	$10,689
12/31/22	$10,599	$10,641
1/31/23	$10,956	$10,968
2/28/23	$10,678	$10,684
3/31/23	$10,877	$10,956
4/30/23	$10,942	$11,022
5/31/23	$10,842	$10,902
6/30/23	$10,805	$10,863
7/31/23	$10,845	$10,856
8/31/23	$10,769	$10,786
9/30/23	$10,498	$10,512
10/31/23	$10,312	$10,346
11/30/23	$10,795	$10,815
12/31/23	$11,217	$11,229
1/31/24	$11,235	$11,198
2/29/24	$11,096	$11,040
3/31/24	$11,207	$11,142
4/30/24	$10,947	$10,860
5/31/24	$11,151	$11,044
6/30/24	$11,248	$11,149
7/31/24	$11,525	$11,409
8/31/24	$11,666	$11,573
9/30/24	$11,827	$11,728
10/31/24	$11,526	$11,437
11/30/24	$11,666	$11,558
12/31/24	$11,490	$11,369
1/31/25	$11,553	$11,430
2/28/25	$11,856	$11,681
3/31/25	$11,869	$11,685
4/30/25	$11,884	$11,731
5/31/25	$11,797	$11,647
6/30/25	$12,002	$11,826
7/31/25	$11,978	$11,795
8/31/25	$12,152	$11,936
9/30/25	$12,308	$12,067
10/31/25	$12,444	$12,142
11/30/25	$12,521	$12,217
12/31/25	$12,499	$12,199

The table below shows the average annual total returns of the Portfolio and a regulatory index for certain periods ended December 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Advisor Class	8.78%	(0.08%)	2.26%
Bloomberg U.S. Aggregate Index	7.30%	(0.36%)	2.01%

All Portfolio returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index. For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$4,579,121
# of Portfolio Holdings	1,557
Portfolio Turnover Rate	505%
Total Net Advisory Fees Paid During the Reporting Period	$11,181
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	41.8%
Corporate Bonds & Notes	37.1%
U.S. Treasury Obligations	18.3%
Sovereign Issues	10.0%
Non-Agency Mortgage-Backed Securities	9.6%
Asset-Backed Securities	8.0%
Loan Participations and Assignments	0.8%
Municipal Bonds & Notes	0.6%
Other Investments	0.1%
Short-Term Instruments	3.0%
Affiliated Investments	4.4%
Financial Derivative Instruments	0.1%
Other Assets and Liabilities, Net	(33.8%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Portfolio Changes

This is a summary of certain changes and planned changes of the Portfolio since the beginning of the reporting period. For more information, you may refer to the Portfolio's next prospectus, which we expect to be available by April 30, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Portfolio Operating Expenses. Annual portfolio operating expenses decreased during the year by 0.06% as a result of lower expenses related to interest.

Additional Information

For additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/pvit or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: www.pimco.com/tax.

Advisor Class

PIMCO Total Return Portfolio

Annual Shareholder Report |

December 31, 2025

PVIT1839TSRAR_123125

Institutional Class

PIMCO Total Return Portfolio

Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about the PIMCO Total Return Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$61	0.58%

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Curve positioning in the U.S., including overweight exposure to the intermediate-end of the U.S. sovereign curve, contributed to relative performance, as yields fell.

  Long exposure to securitized credit, namely non-agency residential mortgage-backed securities ("MBS"), contributed to relative performance, as non-agency residential MBS spreads tightened.

  Overweight exposure to agency MBS contributed to relative performance, as agency MBS spreads tightened.

  Short exposure to select emerging market currencies in Asia, particularly the Taiwanese dollar, detracted from relative performance, as it appreciated relative to the U.S. dollar.

  Short exposure to developed market currencies in the dollar bloc, including the Australian dollar and the Canadian dollar, detracted from relative performance, as they appreciated relative to the U.S. dollar.

  Long exposure to U.S. treasury inflation-protected securities detracted from relative performance, as long run inflation expectations fell.

Portfolio Performance

In addition to the Portfolio's performance, the graph and the table in this section include performance of a broad-based securities market index (i.e., a regulatory index). The Portfolio's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended December 31, 2025 or the life of the Portfolio, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Institutional Class	Bloomberg U.S. Aggregate Index
12/31/15	$10,000	$10,000
1/31/16	$10,102	$10,138
2/29/16	$10,064	$10,210
3/31/16	$10,198	$10,303
4/30/16	$10,254	$10,343
5/31/16	$10,277	$10,345
6/30/16	$10,424	$10,531
7/31/16	$10,533	$10,598
8/31/16	$10,515	$10,586
9/30/16	$10,547	$10,580
10/31/16	$10,486	$10,499
11/30/16	$10,226	$10,250
12/31/16	$10,283	$10,265
1/31/17	$10,354	$10,285
2/28/17	$10,439	$10,354
3/31/17	$10,444	$10,349
4/30/17	$10,531	$10,428
5/31/17	$10,619	$10,509
6/30/17	$10,630	$10,498
7/31/17	$10,697	$10,543
8/31/17	$10,835	$10,638
9/30/17	$10,796	$10,587
10/31/17	$10,776	$10,593
11/30/17	$10,746	$10,580
12/31/17	$10,804	$10,628
1/31/18	$10,704	$10,506
2/28/18	$10,633	$10,406
3/31/18	$10,675	$10,473
4/30/18	$10,588	$10,395
5/31/18	$10,622	$10,469
6/30/18	$10,627	$10,456
7/31/18	$10,651	$10,459
8/31/18	$10,698	$10,526
9/30/18	$10,641	$10,458
10/31/18	$10,605	$10,376
11/30/18	$10,634	$10,438
12/31/18	$10,763	$10,630
1/31/19	$10,914	$10,742
2/28/19	$10,932	$10,736
3/31/19	$11,085	$10,942
4/30/19	$11,106	$10,945
5/31/19	$11,307	$11,139
6/30/19	$11,433	$11,279
7/31/19	$11,432	$11,304
8/31/19	$11,745	$11,597
9/30/19	$11,699	$11,535
10/31/19	$11,737	$11,570
11/30/19	$11,702	$11,564
12/31/19	$11,680	$11,556
1/31/20	$11,962	$11,778
2/29/20	$12,124	$11,990
3/31/20	$11,898	$11,920
4/30/20	$12,147	$12,132
5/31/20	$12,265	$12,188
6/30/20	$12,406	$12,265
7/31/20	$12,581	$12,448
8/31/20	$12,557	$12,348
9/30/20	$12,566	$12,341
10/31/20	$12,513	$12,286
11/30/20	$12,664	$12,406
12/31/20	$12,709	$12,424
1/31/21	$12,651	$12,334
2/28/21	$12,472	$12,156
3/31/21	$12,316	$12,005
4/30/21	$12,426	$12,099
5/31/21	$12,465	$12,139
6/30/21	$12,566	$12,224
7/31/21	$12,691	$12,361
8/31/21	$12,674	$12,337
9/30/21	$12,578	$12,231
10/31/21	$12,543	$12,227
11/30/21	$12,565	$12,263
12/31/21	$12,567	$12,232
1/31/22	$12,332	$11,968
2/28/22	$12,201	$11,835
3/31/22	$11,800	$11,506
4/30/22	$11,332	$11,069
5/31/22	$11,379	$11,141
6/30/22	$11,120	$10,966
7/31/22	$11,371	$11,234
8/31/22	$11,088	$10,917
9/30/22	$10,593	$10,445
10/31/22	$10,407	$10,310
11/30/22	$10,793	$10,689
12/31/22	$10,786	$10,641
1/31/23	$11,151	$10,968
2/28/23	$10,870	$10,684
3/31/23	$11,075	$10,956
4/30/23	$11,143	$11,022
5/31/23	$11,044	$10,902
6/30/23	$11,008	$10,863
7/31/23	$11,052	$10,856
8/31/23	$10,976	$10,786
9/30/23	$10,703	$10,512
10/31/23	$10,515	$10,346
11/30/23	$11,010	$10,815
12/31/23	$11,443	$11,229
1/31/24	$11,463	$11,198
2/29/24	$11,324	$11,040
3/31/24	$11,439	$11,142
4/30/24	$11,177	$10,860
5/31/24	$11,387	$11,044
6/30/24	$11,489	$11,149
7/31/24	$11,774	$11,409
8/31/24	$11,920	$11,573
9/30/24	$12,087	$11,728
10/31/24	$11,783	$11,437
11/30/24	$11,928	$11,558
12/31/24	$11,750	$11,369
1/31/25	$11,817	$11,430
2/28/25	$12,130	$11,681
3/31/25	$12,146	$11,685
4/30/25	$12,163	$11,731
5/31/25	$12,077	$11,647
6/30/25	$12,289	$11,826
7/31/25	$12,267	$11,795
8/31/25	$12,448	$11,936
9/30/25	$12,611	$12,067
10/31/25	$12,752	$12,142
11/30/25	$12,834	$12,217
12/31/25	$12,814	$12,199

The table below shows the average annual total returns of the Portfolio and a regulatory index for certain periods ended December 31, 2025.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	9.05%	0.16%	2.51%
Bloomberg U.S. Aggregate Index	7.30%	(0.36%)	2.01%

All Portfolio returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index. For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$4,579,121
# of Portfolio Holdings	1,557
Portfolio Turnover Rate	505%
Total Net Advisory Fees Paid During the Reporting Period	$11,181
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	41.8%
Corporate Bonds & Notes	37.1%
U.S. Treasury Obligations	18.3%
Sovereign Issues	10.0%
Non-Agency Mortgage-Backed Securities	9.6%
Asset-Backed Securities	8.0%
Loan Participations and Assignments	0.8%
Municipal Bonds & Notes	0.6%
Other Investments	0.1%
Short-Term Instruments	3.0%
Affiliated Investments	4.4%
Financial Derivative Instruments	0.1%
Other Assets and Liabilities, Net	(33.8%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Portfolio Changes

This is a summary of certain changes and planned changes of the Portfolio since the beginning of the reporting period. For more information, you may refer to the Portfolio's next prospectus, which we expect to be available by April 30, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Portfolio Operating Expenses. Annual portfolio operating expenses decreased during the year by 0.06% as a result of lower expenses related to interest.

Additional Information

For additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/pvit or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: www.pimco.com/tax.

Institutional Class

PIMCO Total Return Portfolio

Annual Shareholder Report |

December 31, 2025

PVIT0597TSRAR_123125

Item 2.	Code of Ethics.

As of the end of the period covered by this report, the Registrant has adopted a code of ethics (the “Code”) that applies to the Registrant’s principal executive officer and principal financial officer. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the principal executive officer or principal financial officer during the period covered by this report.

A copy of the Code is included as an exhibit to this report.

Item 3.	Audit Committee Financial Expert.

The Board of Trustees has determined that Peter B. McCarthy, who serves on the Board’s Audit Committee, qualifies as an “audit committee financial expert” as such term is defined in the instructions to this Item 3. The Board has also determined that Mr. McCarthy is “independent” as such term is interpreted under this Item 3.

Item 4.	Principal Accountant Fees and Services.

(a)	Fiscal Year Ended	Audit Fees
	December 31, 2025	$ 921,418
	December 31, 2024	$ 927,410

(b)	Fiscal Year Ended	Audit-Related Fees(1)
	December 31, 2025	$ —
	December 31, 2024	$ —

(c)	Fiscal Year Ended	Tax Fees
	December 31, 2025	$ —
	December 31, 2024	$ 750

(d)	Fiscal Year Ended	All Other Fees(2)
	December 31, 2025	$ —
	December 31, 2024	$ —

“Audit Fees” represents aggregate fees billed for each of the last two fiscal years for professional services rendered for the audit of the PIMCO Variable Insurance Trust (the “Trust” or “Registrant”) annual financial statements or services that are normally provided by the accountant in connection with statutory or regulatory filings or engagements for those fiscal years.

“Audit-Related Fees” represents aggregate fees billed for each of the last two fiscal years for assurance and related services reasonably related to the performance of the audit of the Trust’s annual financial statements for those years.

“Tax Fees” represents aggregate fees billed for each of the last two fiscal years for professional services related to tax compliance, tax advice and tax planning, including review of federal and state income tax returns, review of excise tax distribution requirements and preparation of excise tax returns.

“All Other Fees” represents aggregate fees, if any, billed for other products and services rendered by the principal accountant to the Trust for the last two fiscal years.

(1)	There were no “Audit-Related Fees” for the last two fiscal years.
(2)	There were no “All Other Fees” for the last two fiscal years.

(e)	Pre-approval policies and procedures

(1) The Registrant’s Audit Committee has adopted pre-approval policies and procedures (the “Procedures”) to govern the Audit Committee’s pre-approval of (i) all audit services and permissible non-audit services to be provided to the Registrant by its independent accountant, and (ii) all permissible non-audit services to be provided by such independent accountant to the Registrant’s investment adviser and to any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant (collectively, the “Service Affiliates”) if the services provided directly relate to the Registrant’s operations and financial reporting. In accordance with the Procedures, the Audit Committee is responsible for the engagement of the independent accountant to certify the Registrant’s financial statements for each fiscal year. With respect to the pre-approval of non-audit services provided to the Registrant and its Service Affiliates, the Procedures provide that the Audit Committee may annually pre-approve a list of types or categories of non-audit services that may be provided to the Registrant or its Service Affiliates, or the Audit Committee may pre-approve such services on a project-by-project basis as they arise. Unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee if it is to be provided by the independent accountant. The Procedures also permit the Audit Committee to delegate authority to one or more of its members to pre-approve any proposed non-audit services that have not been previously pre-approved by the Audit Committee, subject to the ratification by the full Audit Committee no later than its next scheduled meeting.

(2) With respect to the services described in paragraphs (b) through (d) of this Item 4, no amount was approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)

	Aggregate Non-Audit Fees Billed to Entity
Entity	December 31, 2025	December 31, 2024

PIMCO Variable Insurance Trust	$—	$750
Pacific Investment Management Company LLC (“PIMCO”)	43,373,395	18,926,240

Totals	$43,373,395	$18,926,990

(h)

The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to the Registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant which were not pre-approved (not requiring pre-approval) is compatible with maintaining the principal accountant’s independence.

(i)	Not applicable.

(j)	Not applicable.

Item 5.	Audit Committee of Listed Registrants.

The Registrant has a separately-designated standing Audit Committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended. The Audit Committee is comprised of:

Michael J. Berchtold

Jennifer Holden Dunbar

Kym M. Hubbard

Gary F. Kennedy

Anne K. Kratky

Steven Lipiner

Peter B. McCarthy (Chair)

Ronald C. Parker

Item 6.	Investments.

The information required by this Item 6 is included as part of the annual Financial Statements and Financial Highlights filed under Item 7(a) of this Form N-CSR.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	The following is a copy of the report(s) of the Portfolios’ annual Financial Statements and Financial Highlights.

●	PIMCO All Asset Portfolio

●	PIMCO Balanced Allocation Portfolio

●	PIMCO CommodityRealReturn® Strategy Portfolio

●	PIMCO Dynamic Bond Portfolio

●	PIMCO Emerging Markets Bond Portfolio

●	PIMCO Global Bond Opportunities Portfolio (Unhedged)

●	PIMCO Global Core Bond (Hedged) Portfolio

●	PIMCO Global Diversified Allocation Portfolio

●	PIMCO Global Managed Asset Allocation Portfolio

●	PIMCO High Yield Portfolio

●	PIMCO Income Portfolio

●	PIMCO International Bond Portfolio (U.S. Dollar-Hedged)

●	PIMCO International Bond Portfolio (Unhedged)

●	PIMCO Long-Term U.S. Government Portfolio

●	PIMCO Low Duration Portfolio

●	PIMCO Real Return Portfolio

●	PIMCO Short-Term Portfolio

●	PIMCO Total Return Portfolio

(b)	Not applicable.

PIMCO VARIABLE INSURANCE TRUST

Annual Financial and Other Information

December 31, 2025

PIMCO All Asset Portfolio

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. (The variable product prospectus may be obtained by contacting your Investment Consultant.)

Important Information About the PIMCO All Asset Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company that includes the PIMCO All Asset Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

The Portfolio is a “fund of funds,” which is a term used to describe mutual funds that pursue their investment objective by investing in other mutual funds instead of investing directly in stocks or bonds of other issuers. Under normal circumstances, the Portfolio may invest substantially all of its assets in the least expensive class of shares of any actively managed or smart beta funds (including mutual funds or exchange-traded funds) of PIMCO Funds, PIMCO ETF Trust or PIMCO Equity Series, each an affiliated open-end investment company, except other funds of funds and PIMCO California Municipal Opportunistic Value Fund and PIMCO National Municipal Opportunistic Value Fund (collectively, “Underlying PIMCO Funds”). The cost of investing in these Funds will generally be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds.

We believe that equity funds and bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that equity funds and bond funds are subject to notable risks.

Among other things, equity and equity-related securities may decline in value due to both real and perceived general market, economic and industry conditions. The value of equity securities, such as common stocks and preferred securities, has historically risen and fallen in periodic cycles and may decline due to general market conditions, which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. Equity securities may also decline due to factors that affect a particular industry or industries, such as labor shortages, increased production costs and competitive conditions within an industry. In addition, the value of an equity security may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services, as well as the historical and prospective earnings of the issuer and the value of its assets. Different types of equity securities may react differently to these developments and a change in the financial condition of a single issuer may affect securities markets as a whole.

During a general downturn in the securities markets, multiple asset classes, including equity securities, may decline in value simultaneously. The market price of equity securities owned by the Portfolio may fluctuate, sometimes rapidly or unpredictably. Equity securities generally have greater price volatility than fixed income securities and common stocks generally have the greatest appreciation and depreciation potential of all corporate securities.

Bond funds and fixed income securities are subject to a variety of risks, including interest rate risk, liquidity risk and market risk. In an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed income securities and other instruments held by the Underlying PIMCO Funds are likely to decrease in value. A wide variety of factors can cause interest rates or yields of U.S. Treasury securities (or yields of other types of bonds) to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Portfolio management will anticipate such movement accurately. The Portfolio may experience losses as a result of movements in interest rates.

Changing interest rates may have unpredictable effects on markets, which may detract from Portfolio performance. The interest rate environment has fluctuated in recent years, moving from historically low interest rates in 2020 and 2021 to high interest rates in 2022 and 2023 as a result of the U.S. Federal Reserve (the “Fed”) raising interest rates multiple times in efforts to combat inflation. Starting in late 2024 and again in 2025, the Fed lowered interest rates. It is uncertain whether rates will remain steady, increase or decrease in the future. As such, the Portfolio may face a heightened level of risk associated with changing interest rates and/or bond yields. This could be driven by a variety of factors, including but not limited to central bank monetary policies, changing inflation or real growth rates, general economic conditions, increasing bond issuances or reduced market demand for certain types of bonds or bonds generally. Further, while bond markets have steadily grown over the past three decades, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets”.

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than funds or securities with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets, or negatively impact the Portfolio’s performance or cause the Portfolio to incur losses. As a result, the Portfolio may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of the Portfolio.

2	PIMCO VARIABLE INSURANCE TRUST

The Portfolio may be subject to various risks as described in the Portfolio’s prospectus and in the Principal and Other Risks note in the Notes to Financial Statements.

Classifications of the Portfolio’s portfolio holdings in this report are made according to financial reporting standards. The classification of a particular portfolio holding as shown in the Schedule of Investments section of this report may differ from the classification used for the Portfolio’s compliance calculations, including those used in the Portfolio’s prospectus, investment objectives, regulatory and other investment limitations and policies, which may be based on different asset class, sector or geographical classifications. The Portfolio is separately monitored for compliance with respect to prospectus and regulatory requirements.

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

In February 2022, Russia launched an invasion of Ukraine. As a result, Russia and other countries, persons and entities that provided material aid to Russia’s aggression against Ukraine, have been the subject of economic sanctions and import and export controls imposed by countries throughout the world, including the United States. Such measures, including the United States’ enforcement of sanctions or other similar measures on various Russian entities and persons, and the Russian government’s response, have had and may continue to have an adverse effect on the Russian, Belarusian and other securities, instruments and economies, which may, in turn, negatively impact the Portfolio. The extent, duration and impact of Russia’s military action in Ukraine, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional, European and global economies and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors. Further, the Portfolio may have investments in securities and instruments that are economically tied to the region and may have been negatively impacted by the sanctions and counter-sanctions by Russia, including declines in value and reductions in liquidity. The sanctions may cause the Portfolio to sell portfolio holdings at a disadvantageous time or price or to continue to hold investments that the Portfolio may no longer seek to hold.

The United States’ enforcement of restrictions on U.S. investments in certain issuers and tariffs on goods from certain other countries has contributed to and may continue to contribute to international trade tensions and may impact portfolio securities (and/or portfolio securities of Underlying PIMCO Funds, as applicable). The U.S. government has indicated an intent to alter its approach to international trade policy, including in some cases renegotiating, modifying or terminating certain bilateral or multi-lateral trade arrangements with foreign countries, and it has proposed to take and/or taken related actions, including the imposition of or stated potential imposition of a broad range of tariffs. The imposition of tariffs, trade restrictions, currency restrictions or similar actions (or retaliatory measures taken in response) could lead to, for example, price volatility, reduced market sentiment, and changes in inflation expectations. These and other geopolitical events may contribute to increased instability in the U.S. and global economies and markets, which may have an adverse effect on the performance of the Portfolio and its investments.

Increased volatility in the U.S. and global markets could be harmful to the Portfolio, issuers in which it invests and other market participants and Portfolio service providers. For example, if a bank at which the Portfolio or issuer has an account fails, any cash or other assets in bank or custody accounts, which may be substantial in size, could be temporarily inaccessible or permanently lost by the Portfolio or issuer. If a bank that provides a subscription line credit facility, asset-based facility, other credit facility and/or other services to an issuer or to a fund fails, the issuer or fund could be unable to draw funds under its credit facilities or obtain replacement credit facilities or other services from other lending institutions with similar terms.

Issuers in which the Portfolio may invest can be affected by volatility in the banking sector. Even if banks used by issuers in which the Portfolio invests remain solvent, volatility in the banking sector could contribute to, cause or intensify an economic recession, increase the costs of capital and banking services or result in the issuers being unable to obtain or refinance indebtedness at all or on as favorable terms as could otherwise have been obtained. Potential impacts to the Portfolio and issuers resulting from volatility in the banking sector and accompanying market conditions and potential legislative or regulatory responses are uncertain. Such conditions and responses, as well as a changing interest rate environment, can contribute to decreased market liquidity and erode the value of certain holdings. Market volatility and uncertainty and/or a downturn in market and economic and financial conditions, as a result of developments in the banking sector or otherwise (including as a result of delayed access to cash or credit facilities), could have an adverse impact on the Portfolio and issuers in which it invests.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	3

Important Information About the PIMCO All Asset Portfolio	(Cont.)

The following table discloses the inception dates of the Portfolio and its respective share classes along with the Portfolio’s diversification status as of period end:

Portfolio Name	Portfolio Inception	Institutional Class	Class M	Administrative Class	Advisor Class	Diversification Status
PIMCO All Asset Portfolio	04/30/03	01/31/06	04/30/04	04/30/03	04/30/04	Diversified

An investment in the Portfolio is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Portfolio. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither this Portfolio’s prospectus nor summary prospectus, the Trust’s Statement of Additional Information (“SAI”), any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or the Portfolio creates a contract between or among any shareholder of the Portfolio, on the one hand, and the Trust, the Portfolio, a service provider to the Trust or the Portfolio, and/or the Trustees or officers of the Trust, on the other hand. The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend the most recent prospectus or use a new prospectus, summary prospectus or SAI with respect to the Portfolio or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or the Portfolio is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to the Portfolio, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current prospectus or SAI.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the

Portfolio’s website at www.pimco.com/pvit, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Portfolio files portfolio holdings information with the SEC on Form N-PORT within 60 days of the end of each fiscal quarter. The Portfolio’s complete schedule of securities holdings as of the end of each fiscal quarter will be made available to the public on the SEC’s website at www.sec.gov and on PIMCO’s website at www.pimco.com/pvit, and will be made available, upon request, by calling PIMCO at (888) 87-PIMCO. In August 2024, the SEC adopted amendments to Form N-PORT requiring funds to file Form N-PORT reports on a monthly basis and within 30 days of month end, with each report being made public 60 days after month end. On April 16, 2025, the SEC extended the compliance date for Form N-PORT amendments and fund groups with $1 billion or more in net assets will be required to comply with the amendments for reports filed on or after November 17, 2027.

Paper copies of the Portfolio’s shareholder reports are required to be provided free of charge by the Portfolio, the insurance company or financial intermediary upon request.

In September 2023, the SEC adopted amendments to Rule 35d-1 under the Investment Company Act of 1940, as amended, the rule governing fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. Changes to a fund’s calculation methodology for derivatives instruments for purposes of Rule 35d-1 consistent with such amendments and applicable regulatory interpretations thereof will not constitute a change to a fund’s policy adopted pursuant to Rule 35d-1 and will not require notice or shareholder approval. The amendments became effective on December 11, 2023. On March 14, 2025, the SEC extended the compliance date from December 11, 2025 to June 11, 2026 for fund groups with $1 billion or more in net assets and modified the operation of the compliance dates to allow for compliance based on the timing of certain annual disclosure and reporting obligations that are tied to a fund’s fiscal year-end.

4	PIMCO VARIABLE INSURANCE TRUST

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ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	5

Financial Highlights	PIMCO All Asset Portfolio

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gain	Total
Institutional Class

12/31/2025	$8.95	$0.79	$0.47	$1.26	$(0.45)	$0.00	$(0.45)

12/31/2024	9.20	0.51	(0.15)	0.36	(0.61)	0.00	(0.61)

12/31/2023	8.76	0.30	0.42	0.72	(0.28)	0.00	(0.28)

12/31/2022	11.66	0.63	(1.92)	(1.29)	(0.78)	(0.83)	(1.61)

12/31/2021	11.20	1.33	0.46	1.79	(1.33)	0.00	(1.33)
Class M

12/31/2025	9.15	0.74	0.52	1.26	(0.41)	0.00	(0.41)

12/31/2024	9.29	0.38	(0.08)	0.30	(0.44)	0.00	(0.44)

12/31/2023	8.84	0.25	0.43	0.68	(0.23)	0.00	(0.23)

12/31/2022	11.76	0.62	(1.97)	(1.35)	(0.74)	(0.83)	(1.57)

12/31/2021	11.29	1.29	0.46	1.75	(1.28)	0.00	(1.28)
Administrative Class

12/31/2025	8.79	0.69	0.53	1.22	(0.43)	0.00	(0.43)

12/31/2024	9.05	0.47	(0.14)	0.33	(0.59)	0.00	(0.59)

12/31/2023	8.62	0.28	0.41	0.69	(0.26)	0.00	(0.26)

12/31/2022	11.51	0.65	(1.94)	(1.29)	(0.77)	(0.83)	(1.60)

12/31/2021	11.07	1.46	0.29	1.75	(1.31)	0.00	(1.31)
Advisor Class

12/31/2025	8.94	0.72	0.52	1.24	(0.42)	0.00	(0.42)

12/31/2024	9.20	0.47	(0.15)	0.32	(0.58)	0.00	(0.58)

12/31/2023	8.76	0.27	0.42	0.69	(0.25)	0.00	(0.25)

12/31/2022	11.66	0.64	(1.95)	(1.31)	(0.76)	(0.83)	(1.59)

12/31/2021	11.21	1.30	0.45	1.75	(1.30)	0.00	(1.30)

^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
(a)

Net asset value includes adjustments required by U.S. GAAP. These values, and other performance figures relying on them, such as average annual total return data included in the Portfolio’s prospectus and in any shareholder reports, may differ from net asset values and performance reported elsewhere with respect to the Portfolio.

(b)	Per share amounts based on average number of shares outstanding during the year or period.
(c)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(d)

Total return figures include adjustments required by U.S. GAAP. These values, and other performance figures relying on them, such as average annual total return data included in the Portfolio’s prospectus and in any shareholder reports, may differ from net asset values and performance reported elsewhere with respect to the Portfolio. Additionally, excludes applicable initial sales charges, contingent deferred sales charges and Variable Contract fees or expenses.

(e)

Ratios shown do not include expenses of the investment companies in which the Portfolio may invest. See Note 8, Fees and Expenses, in the Notes to Financial Statements for more information regarding the expenses and any applicable fee waivers associated with these investments.

6	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets(e)
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses	Expenses Excluding Waivers	Expenses Excluding Interest Expense	Expenses Excluding Interest Expense and Waivers	Net Investment Income (Loss)	Portfolio Turnover Rate

$9.76	14.34%	$13,630	0.335%	0.425%	0.335%	0.425%	8.41%	48%

8.95	3.95	10,733	0.355	0.425	0.355	0.425	5.55	45

9.20	8.28	10,328	0.335	0.425	0.335	0.425	3.34	57

8.76	(11.66)	9,740	0.315	0.425	0.315	0.425	6.36	84

11.66	16.41	15,277	0.295	0.425	0.295	0.425	11.36	88

10.00	13.98	1,930	0.785	0.875	0.785	0.875	7.73	48

9.15	3.33	1,729	0.805	0.875	0.805	0.875	4.10	45

9.29	7.83	47,875	0.785	0.875	0.785	0.875	2.75	57

8.84	(12.12)	61,421	0.765	0.875	0.765	0.875	6.18	84

11.76	15.90	78,418	0.745	0.875	0.745	0.875	10.91	88

9.58	14.20	52,811	0.485	0.575	0.485	0.575	7.57	48

8.79	3.74	57,562	0.505	0.575	0.505	0.575	5.20	45

9.05	8.14	69,120	0.485	0.575	0.485	0.575	3.18	57

8.62	(11.84)	66,927	0.465	0.575	0.465	0.575	6.71	84

11.51	16.23	76,996	0.445	0.575	0.445	0.575	12.62	88

9.76	14.19	130,659	0.585	0.675	0.585	0.675	7.76	48

8.94	3.57	126,909	0.605	0.675	0.605	0.675	5.12	45

9.20	8.02	146,417	0.585	0.675	0.585	0.675	3.07	57

8.76	(11.87)	147,977	0.565	0.675	0.565	0.675	6.45	84

11.66	16.04	183,020	0.545	0.675	0.545	0.675	11.11	88

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	7

Statement of Assets and Liabilities	PIMCO All Asset Portfolio	December 31, 2025

(Amounts in thousands†, except per share amounts)

Assets:

Investments, at value
Investments in Affiliates	$199,243
Receivable for investments in Affiliates sold	114
Receivable for Portfolio shares sold	1
Dividends receivable from Affiliates	360
Reimbursement receivable from PIMCO	19
Total Assets	199,737

Liabilities:

Payable for investments in Affiliates purchased	$499
Payable for Portfolio shares redeemed	95
Overdraft due to custodian	2
Accrued investment advisory fees	31
Accrued supervisory and administrative fees	44
Accrued distribution fees	29
Accrued servicing fees	7
Total Liabilities	707

Commitments and Contingent Liabilities^

Net Assets	$199,030

Net Assets Consist of:

Paid in capital	$270,338
Distributable earnings (accumulated loss)	(71,308)

Net Assets	$199,030

Net Assets:

Institutional Class	$13,630
Class M	1,930
Administrative Class	52,811
Advisor Class	130,659

Shares Issued and Outstanding:

Institutional Class	1,396
Class M	193
Administrative Class	5,513
Advisor Class	13,391

Net Asset Value Per Share Outstanding(a):

Institutional Class	$9.76
Class M	10.00
Administrative Class	9.58
Advisor Class	9.76

Cost of investments in Affiliates	$186,426

†	A zero balance may reflect actual amounts rounding to less than one thousand.
^	See Note 8, Fees and Expenses, in the Notes to Financial Statements for more information.
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Portfolio.

8	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Statement of Operations	PIMCO All Asset Portfolio

Year Ended December 31, 2025
(Amounts in thousands†)

Investment Income:

Interest	$1

Dividends from Investments in Affiliates	16,377
Total Income	16,378

Expenses:

Investment advisory fees	346
Supervisory and administrative fees	494
Distribution and/or servicing fees - Class M	8
Distribution and/or servicing fees - Administrative Class	84
Distribution and/or servicing fees - Advisor Class	320
Trustee fees	10
Total Expenses	1,262
Waiver and/or Reimbursement by PIMCO	(187)
Net Expenses	1,075

Net Investment Income (Loss)	15,303

Net Realized Gain (Loss):

Investments in Affiliates	1,005

Net capital gain distributions received from Affiliate investments	543

Net Realized Gain (Loss)	1,548

Net Change in Unrealized Appreciation (Depreciation):

Investments in Affiliates	9,180

Net Change in Unrealized Appreciation (Depreciation)	9,180

Net Increase (Decrease) in Net Assets Resulting from Operations	$26,031

†	A zero balance may reflect actual amounts rounding to less than one thousand.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	9

Statements of Changes in Net Assets	PIMCO All Asset Portfolio

(Amounts in thousands†)	Year Ended December 31, 2025	Year Ended December 31, 2024

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$15,303	$12,377
Net realized gain (loss)	1,548	(8,287)
Net change in unrealized appreciation (depreciation)	9,180	5,707

Net Increase (Decrease) in Net Assets Resulting from Operations	26,031	9,797

Distributions to Shareholders:

From net investment income and/or net realized capital gains
Institutional Class	(551)	(690)
Class M	(77)	(2,102)
Administrative Class	(2,586)	(4,154)
Advisor Class	(5,787)	(8,555)

Total Distributions(a)	(9,001)	(15,501)

Portfolio Share Transactions:

Net increase (decrease) resulting from Portfolio share transactions*	(14,933)	(71,103)

Total Increase (Decrease) in Net Assets	2,097	(76,807)

Net Assets:

Beginning of year	196,933	273,740
End of year	$199,030	$196,933

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	See Note 12, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

10	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Schedule of Investments	PIMCO All Asset Portfolio	December 31, 2025

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 100.1%

MUTUAL FUNDS (a) 99.5%

PIMCO All Asset: Multi-RAE PLUS Fund	3,641,771	$37,656

PIMCO All Asset: Multi-Real Fund	4,310,777	38,840

PIMCO Emerging Markets Currency and Short-Term Investments Fund	1,070,607	8,222

PIMCO Emerging Markets Local Currency and Bond Fund	2,406,804	15,380

PIMCO Extended Duration Fund	242,277	3,070

PIMCO High Yield Fund	806,277	6,595

PIMCO High Yield Spectrum Fund	238,490	2,239

PIMCO Income Fund	222,292	2,443

PIMCO International Bond Fund (U.S. Dollar-Hedged)	454,135	4,510

PIMCO Investment Grade Credit Bond Fund	147,551	1,357

PIMCO Long Duration Total Return Fund	508,989	3,690

PIMCO Long-Term Real Return Fund	114,468	1,320

	SHARES	MARKET VALUE (000S)

PIMCO Long-Term U.S. Government Fund	350,914	$4,916

PIMCO Low Duration Fund	1,143,491	10,703

PIMCO RAE Emerging Markets Fund	476,013	5,650

PIMCO RAE Fundamental Advantage PLUS Fund	777,973	6,309

PIMCO RAE International Fund	228,886	2,058

PIMCO RAE PLUS EMG Fund	229,930	1,918

PIMCO RAE PLUS International Fund	214,095	1,927

PIMCO RAE U.S. Fund	116,655	1,591

PIMCO RAE U.S. Small Fund	244,211	2,840

PIMCO RAE Worldwide Long/Short PLUS Fund	856,013	6,300

PIMCO Real Return Fund	171,661	1,780

PIMCO RealEstateRealReturn Strategy Fund	122,630	3,311

PIMCO Total Return Fund	1,722,855	15,265

PIMCO TRENDS Managed Futures Strategy Fund	762,853	8,155

Total Mutual Funds (Cost $185,845)		198,045

	SHARES	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 0.6%

MUTUAL FUNDS 0.6%

PIMCO Government Money Market Fund
3.870% (a)(b)	1,197,595	$1,198

Total Short-Term Instruments (Cost $1,197)		1,198

Total Investments in Affiliates (Cost $186,426)		199,243

Total Investments 100.1% (Cost $186,426)		$199,243

Other Assets and Liabilities, net (0.1)%		(213)

Net Assets 100.0%		$199,030

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Institutional Class Shares of each Fund.
(b)	Coupon represents a 7-Day Yield.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of December 31, 2025 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2025
Investments in Affiliates, at Value
Mutual Funds	$198,045	$0	$0	$198,045
Short-Term Instruments
Mutual Funds	1,198	0	0	1,198

Total Investments	$199,243	$0	$0	$199,243

There were no significant transfers into or out of Level 3 during the period ended December 31, 2025.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	11

Notes to Financial Statements

1. ORGANIZATION

PIMCO Variable Insurance Trust (the “Trust”) is a Delaware statutory trust established under a trust instrument dated October 3, 1997. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans. Information presented in these financial statements pertains to the Institutional Class, Class M, Administrative Class and Advisor Class shares of the PIMCO All Asset Portfolio (the “Portfolio”) offered by the Trust. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Portfolio. Research Affiliates, LLC (“Research Affiliates”) serves as the asset allocation sub-adviser to the Portfolio.

The Portfolio may invest substantially all or a significant portion of its assets in the least expensive class of shares of any actively managed or smart beta funds (including mutual funds or exchange-traded funds) of PIMCO Funds, PIMCO ETF Trust or PIMCO Equity Series, each an affiliated open-end investment company, except other funds of funds and PIMCO California Municipal Opportunistic Value Fund and PIMCO National Municipal Opportunistic Value Fund (collectively, “Underlying PIMCO Funds”).

Hereinafter, the Board of Trustees of the Portfolio shall be collectively referred to as the “Board.”

The Portfolio has adopted the Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280) — Improvements to Reportable Segment Disclosures. Adoption of the standard impacted financial statement disclosures only and did not affect the Portfolio’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and to assess its performance, and has discrete financial information available. The Officers, as listed in the Management of the Trust section of the most recent Statement of Additional Information, act as the Portfolio’s CODM. The Portfolio represents a single operating segment, as the CODM monitors the operating results of the Portfolio as a whole and the Portfolio’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Portfolio’s portfolio managers as a team. The financial information in the form of the Portfolio’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Portfolio’s comparative benchmarks and to make resource allocation decisions for the Portfolio’s single segment, is consistent with that presented within the Portfolio’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Portfolio is treated as an investment company under the reporting requirements of U.S. GAAP, including but not limited to ASC 946. The functional and reporting currency for the Portfolio is the U.S. dollar. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statement of Operations. Paydown gains (losses)

12	PIMCO VARIABLE INSURANCE TRUST

December 31, 2025

on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Statement of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable. A debt obligation may be granted, in certain situations, a contractual or non-contractual forbearance for interest payments that are expected to be paid after agreed upon pay dates.

(b) Multi-Class Operations Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains (losses) are allocated daily based on the relative net assets of each class of the Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees. Under certain circumstances, the per share net asset value (“NAV”) of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(c) Distributions to Shareholders Distributions from net investment income, if any, are declared and distributed to shareholders quarterly. In addition, the Portfolio distributes any net capital gains it earns from the sale of portfolio securities to shareholders no less frequently than annually. The Portfolio may revise its distribution policy or postpone the payment of distributions at any time.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income distributions and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Separately, if the Portfolio determines or estimates, as applicable, that a portion of a distribution may be comprised of amounts from sources other than net investment income in accordance with its policies, accounting records (if applicable) and accounting practices, the Portfolio will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. For these purposes, the Portfolio determines or estimates, as applicable, the source or sources from which a distribution is paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is determined or estimated, as applicable, that a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between the Portfolio’s daily internal accounting records and practices, the Portfolio’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, the Portfolio’s internal accounting records and practices may take into account, among other factors, tax-related characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include but are not limited to, for certain funds, the treatment of periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible that the Portfolio may not issue a Section 19 Notice in situations where the Portfolio’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Final determination of a distribution’s tax character will be provided to shareholders when such information is available.

Distributions classified as a tax basis return of capital at the Portfolio’s fiscal year end, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital on the Statement of Assets and Liabilities. In addition, other amounts have been reclassified between distributable earnings (accumulated loss) and paid in capital on the Statement of Assets and Liabilities to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(d) New Accounting Pronouncements and Regulatory Updates In September 2023, the U.S. Securities and Exchange Commission (“SEC”) adopted amendments to Rule 35d-1 under the Act, which governs fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	13

Notes to Financial Statements	(Cont.)

suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. Changes to a fund’s calculation methodology for derivatives instruments for purposes of Rule 35d-1 consistent with such amendments and applicable regulatory interpretations thereof will not constitute a change to a fund’s policy adopted pursuant to Rule 35d-1 and will not require notice or shareholder approval. The amendments became effective December 11, 2023. On March 14, 2025, the SEC extended the compliance date from December 11, 2025 to June 11, 2026 for fund groups with $1 billion or more in net assets and modified the operation of the compliance dates to allow for compliance based on the timing of certain annual disclosure and reporting obligations that are tied to a fund’s fiscal year-end. At this time, management is evaluating the implications of these changes on the financial statements.

In December 2023, FASB issued ASU 2023-09, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. Management has implemented changes in connection with the amendments and where applicable included additional disclosure in the Notes to Financial Statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The NAV of the Portfolio’s shares, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Portfolio or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Portfolio’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolio or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Portfolio may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Portfolio generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Portfolio may calculate its NAV as of the NYSE Close for such day or such other time that the Portfolio may determine.

The assets of the Portfolio consist of shares of the Underlying PIMCO Funds, which are valued at their respective NAVs at the time of valuation of the Portfolio’s shares. For purposes of calculating the NAV of the Underlying PIMCO Funds, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange or the NYSE Close if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated PIMCO as the valuation designee (“Valuation Designee”) for the Portfolio to perform the fair value determination relating to all Portfolio investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of portfolio investments. The Valuation Designee may value portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those

14	PIMCO VARIABLE INSURANCE TRUST

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securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, exchange-traded funds (“ETFs”), exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures, are valued at the settlement price determined by the relevant exchange. Swap agreements and swaptions are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Portfolio’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Portfolio may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Portfolio’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing

Sources. As a result, the value of such investments and, in turn, the NAV of an Underlying PIMCO Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Portfolio invests in Underlying PIMCO Funds that hold foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio’s next calculated NAV. An alternative exchange rate may be obtained from a Pricing Source or an exchange rate may otherwise be determined if believed to be more reflective of the rates at which the Portfolio may transact.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and procedures are intended to result in a calculation of the Portfolio’s and Underlying PIMCO Funds’ NAVs that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that the Portfolio or an Underlying PIMCO Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio or an Underlying PIMCO Fund may differ from the value that would be realized if the securities were sold. The Portfolio’s or an Underlying PIMCO Fund’s use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Frequent or Excessive Purchases, Exchanges and Redemptions” section in the Portfolio’s prospectus.

Under certain circumstances, the per share NAV of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

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Notes to Financial Statements	(Cont.)

∎	Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

∎	Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between fair value Levels of the Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

Investments in Affiliates

The Portfolio invests under normal circumstances substantially all or a significant portion of its assets in Underlying PIMCO Funds which are considered to be affiliated with the Portfolio. The Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. A complete schedule of portfolio holdings for each affiliate fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available at the SEC’s website at www.sec.gov. A copy of each affiliate fund’s shareholder report is also available at the SEC’s website at www.sec.gov, on the Portfolio’s website at www.pimco.com, or upon request, as applicable.

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The table below shows the Portfolio’s transactions in and earnings from investments in the affiliated funds for the period ended December 31, 2025 (amounts in thousands†):

Underlying PIMCO Funds	Market Value 12/31/2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 12/31/2025	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO All Asset: Multi-RAE PLUS Fund	$37,402	$9,574	$(11,052)	$1,075	$657	$37,656	$8,636	$0

PIMCO All Asset: Multi-Real Fund	30,113	24,384	(17,122)	(609)	2,074	38,840	1,965	0

PIMCO Emerging Markets Currency and Short-Term Investments Fund	5,691	3,926	(1,988)	(8)	601	8,222	601	0

PIMCO Emerging Markets Local Currency and Bond Fund	7,899	7,335	(1,537)	17	1,666	15,380	676	0

PIMCO Extended Duration Fund	2,715	1,736	(1,375)	(56)	50	3,070	88	0

PIMCO Government Money Market Fund	1,179	32,557	(32,538)	0	0	1,198	44	0

PIMCO High Yield Fund	7,765	1,719	(3,015)	7	119	6,595	418	0

PIMCO High Yield Spectrum Fund	0	2,320	(114)	0	33	2,239	106	0

PIMCO Income Fund	2,549	1,331	(1,543)	0	106	2,443	153	0

PIMCO International Bond Fund (U.S. Dollar-Hedged)	9,780	1,458	(6,708)	245	(265)	4,510	272	0

PIMCO Investment Grade Credit Bond Fund	1,203	246	(131)	(6)	45	1,357	58	0

PIMCO Long Duration Total Return Fund	3,028	1,909	(1,350)	(7)	110	3,690	141	0

PIMCO Long-Term Real Return Fund	1,717	395	(768)	(43)	19	1,320	87	0

PIMCO Long-Term U.S. Government Fund	4,078	3,075	(2,316)	(71)	150	4,916	154	0

PIMCO Low Duration Fund	23,126	14,834	(27,482)	253	(28)	10,703	761	0

PIMCO RAE Emerging Markets Fund	6,528	1,109	(3,038)	308	743	5,650	239	153

PIMCO RAE Fundamental Advantage PLUS Fund	6,689	459	(1,253)	(39)	453	6,309	108	0

PIMCO RAE International Fund	2,241	701	(1,410)	186	340	2,058	98	127

PIMCO RAE PLUS EMG Fund	1,659	121	(217)	16	339	1,918	121	0

PIMCO RAE PLUS International Fund	1,549	124	(202)	(18)	474	1,927	123	0

PIMCO RAE U.S. Fund	2,481	223	(1,220)	(41)	148	1,591	44	179

PIMCO RAE U.S. Small Fund	1,715	1,667	(638)	(15)	111	2,840	34	84

PIMCO RAE Worldwide Long/Short PLUS Fund	6,894	1,076	(1,577)	(45)	(48)	6,300	578	0

PIMCO Real Return Fund	2,636	487	(1,435)	18	74	1,780	82	0

PIMCO RealEstateRealReturn Strategy Fund	2,630	976	(398)	(17)	120	3,311	76	0

PIMCO Total Return Fund	16,299	11,943	(13,641)	2	662	15,265	714	0

PIMCO TRENDS Managed Futures Strategy Fund	7,625	1,984	(1,734)	(147)	427	8,155	0	0

Totals	$197,191	$127,669	$(135,802)	$1,005	$9,180	$199,243	$16,377	$543

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund, unless otherwise advised on IRS Form 1099-DIV. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio (and where applicable, certain Underlying PIMCO Funds) may enter into the borrowings and other financing transactions described below to the extent permitted by the Portfolio’s investment policies.

The following disclosures contain information on the Portfolio’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Portfolio. The location of these instruments in the Portfolio’s financial statements is described below.

Interfund Lending In accordance with an exemptive order (the “Order”) from the SEC, each Portfolio of the Trust may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Portfolio’s investment policies and restrictions. Each Portfolio is currently permitted to borrow under the Interfund Lending Program. A lending portfolio may lend in aggregate up to 15% of its current net assets at the time of the interfund loan, but may not lend more than 5% of its net assets to any one borrowing portfolio through the Interfund Lending Program. A borrowing portfolio may not borrow through the Interfund Lending Program or from any other source if its total outstanding borrowings immediately after the borrowing would be more than 33 1/3% of its total assets (or any lower threshold provided for by the portfolio’s investment restrictions). If a borrowing portfolio’s total outstanding borrowings exceed 10% of its total assets,

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Notes to Financial Statements	(Cont.)

each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interfund loan rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending portfolio and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended December 31, 2025, the Portfolio did not participate in the Interfund Lending Program.

6. PRINCIPAL AND OTHER RISKS

(a) Principal Risks

The principal risks of investing in the Portfolio, which could adversely affect its net asset value, yield and total return, are listed below. The principal risks of investing in the Portfolio include risks from direct investments and/or indirect exposure through investment in Acquired Funds or Underlying PIMCO Funds. Please see “Description of Principal Risks” in the Portfolio’s prospectus for a more detailed description of the risks of investing in the Portfolio.

The following risks are principal risks of investing in the Portfolio.

Allocation Risk is the risk that the Portfolio could experience losses as a result of less than optimal or poor asset allocation decisions. The Portfolio could miss attractive investment opportunities by underweighting markets that subsequently experience significant returns and could lose value by overweighting markets that subsequently experience significant declines.

Fund of Funds Risk is the risk that the Portfolio’s performance is closely related to the risks associated with the securities and other investments held by the Underlying PIMCO Funds and that the ability of the Portfolio to achieve its investment objective will depend upon the ability of the Underlying PIMCO Funds to achieve their investment objectives.

The following risks are principal risks of investing in the Portfolio that include risks from direct investments and/or indirect exposure through investment in Acquired Funds.

Market Trading Risk is the risk that an active secondary trading market for shares of an Underlying PIMCO Fund that is an exchange- traded fund does not continue once developed, that such Underlying PIMCO Fund may not continue to meet a listing exchange’s trading or listing requirements, that trading in such Underlying PIMCO Fund shares may be halted or become less liquid, or that such Underlying PIMCO Fund’s shares trade at prices other than the Underlying PIMCO Fund’s net asset value and are subject to trading costs. These risks may be exacerbated if the creation/redemption process becomes less effective, particularly during times of market stress or volatility.

Municipal Project-Specific Risk is the risk that an Underlying PIMCO Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the bonds of specific projects (such as those relating to education, health care, housing, transportation and utilities), industrial development bonds, or in bonds from issuers in a single state.

Municipal Bond Risk is the risk that an Underlying PIMCO Fund may be affected significantly by the economic, regulatory or political developments affecting the ability of issuers of debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax to pay interest or repay principal.

Interest Rate Risk is the risk that fixed income securities will fluctuate in value due to changes in interest rates; a portfolio with a longer average portfolio duration will be more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration. Factors such as government policy, inflation, the economy, and market for bonds can impact interest rates and yields.

Call Risk is the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons including declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality. If an issuer calls a security that the Portfolio has invested in, the Portfolio may not recoup the full amount of its initial investment or may not realize the full anticipated earnings from the investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Credit Risk is the risk that the Portfolio could experience losses if the issuer or guarantor of a fixed income security, the counterparty to a derivative contract, or the issuer or guarantor of collateral, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

High Yield Risk is the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of market, credit, call and liquidity risks. High yield securities are considered primarily speculative by rating agencies with respect to the issuer’s continuing ability to make principal and interest payments, and their values may be more volatile than higher-rated securities of similar maturity.

Distressed Company Risk is the risk that securities of distressed companies may be subject to greater levels of market, credit, issuer and liquidity risks. Distressed companies may be engaged in restructurings,

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bankruptcy proceedings or other financial difficulties, which may cause the value of their securities to fluctuate rapidly or unpredictably.

Market Risk is the risk that the value of securities owned by the Portfolio may fluctuate, sometimes rapidly or unpredictably, due to a variety of factors affecting securities markets generally or particular industries or sectors.

Issuer Risk is the risk that the value of a security may decline for reasons related to the issuer, such as management performance, changes in financial condition or credit rating, financial leverage, reputation or reduced demand for the issuer’s goods or services.

Liquidity Risk is the risk that a particular investment may be difficult to purchase or sell and that the Portfolio may be unable to sell investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity. The liquidity of the Portfolio’s shares may be constrained by the liquidity of the Portfolio’s portfolio holdings.

Derivatives Risk is the risk of investing in derivative instruments (such as forwards, futures, options, swaps and structured securities) and other similar investments, including leverage, liquidity, interest rate, market, counterparty (including credit), operational, legal and management risks, and valuation complexity. Changes in the value of a derivative or other similar investment may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Portfolio could lose more than the initial amount invested. Changes in the value of a derivative or other similar instrument may also create margin delivery or settlement payment obligations for the Portfolio. An Underlying PIMCO Fund’s use of derivatives or other similar investments may result in losses to the Portfolio, a reduction in the Portfolio’s returns and/or increased volatility. Non-centrally-cleared over-the-counter (“OTC”) derivatives or other similar investments are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for non-centrally-cleared OTC derivatives or other similar investments. The primary credit risk on derivatives or other similar investments that are exchange-traded or traded through a central clearing counterparty resides with the Portfolio’s clearing broker or the clearinghouse. Changes in regulations relating to a registered fund’s use of derivatives and related instruments could potentially limit or impact the Underlying

PIMCO Fund’s ability to invest in derivatives, limit the Underlying PIMCO Fund’s ability to employ certain strategies that use derivatives or other similar investments and/or adversely affect the value of derivatives or other similar investments and the Underlying PIMCO Fund’s performance.

Futures Contract Risk is the risk that, while the value of a futures contract tends to correlate with the value of the underlying asset that it represents, differences between the futures market and the market for the underlying asset may result in an imperfect correlation. Futures contracts may involve risks different from, and possibly greater than, the risks associated with investing directly in the underlying assets. The purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. In addition, futures contracts may expose the Portfolio to leverage risk, liquidity risk, market volatility, and margin requirements.

Model Risk is the risk that an Underlying PIMCO Fund’s investment models used in making investment allocation decisions, and the indexation or quantitative methodologies used in constructing an underlying index or model portfolio for an Underlying PIMCO Fund that seeks to track the investment results of such underlying index or model portfolio, may not adequately take into account certain factors, may contain design flaws or faulty assumptions, and may rely on incomplete or inaccurate data inputs, any of which may result in a decline in the value of an investment in the Underlying PIMCO Fund. The performance of the investment models may be impacted by software or other technology malfunctions, human error, programming inaccuracies, power loss and other events or circumstances, which may be difficult to detect and may be beyond the control of the Underlying PIMCO Fund.

Commodity Risk is the risk that investing in commodity-linked derivative instruments and commodities, either directly or indirectly through a subsidiary, may subject the Portfolio to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments or commodities may be affected by changes in overall market movements, foreign currency exchange rates, commodity index volatility, changes in inflation, interest rates, or supply and demand factors affecting a particular industry or commodity market, such as drought, floods, weather, livestock disease, pandemics and public health emergencies, embargoes, taxation, war, terrorism, cyber hacking, economic and political developments, environmental proceedings, tariffs, changes in storage costs, availability of transportation systems, and international economic, political and regulatory developments. Investments in commodities can also present risks associated with transportation and delivery, custody, storage and maintenance, illiquidity, and the unavailability of accurate market valuations of the commodity.

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Notes to Financial Statements	(Cont.)

Equity Risk is the risk that the value of equity or equity-related securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity or equity-related securities generally have greater price volatility than fixed income securities. In addition, preferred securities may be subject to greater credit risk or other risks, such as risks related to deferred and omitted distributions, limited voting rights, liquidity, interest rates, regulatory changes and special redemption rights.

Mortgage-Related and Other Asset-Backed Securities Risk is the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk. The Portfolio may invest in any tranche of mortgage-related and other asset-backed securities, including junior and/or equity tranches (to the extent consistent with the Portfolio’s guidelines), which generally carry higher levels of the foregoing risks.

Foreign (Non-U.S.) Investment Risk is the risk that investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a portfolio that invests exclusively in securities of U.S. companies, due to smaller or less developed markets, differing financial reporting, accounting, corporate governance and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable U.S. or foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, political changes, diplomatic developments, trade restrictions (including tariffs) or the imposition of sanctions and other similar measures. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Real Estate Risk is the risk that the Portfolio’s investments in real estate investment trusts (“REITs”) or real estate-linked derivative instruments will subject the Portfolio to risks similar to those associated with direct ownership of real estate, including risks related to losses from casualty or condemnation, changes in local and general economic conditions, fluctuations in supply and demand, interest rate changes, zoning laws, regulatory limitations on rents, property taxes and operating expenses. The Portfolio’s investments in REITs or real estate-linked derivative instruments subject it to management and tax risks. In addition, REITs that are privately held or not traded on a national securities exchange may subject the Portfolio to liquidity and valuation risk.

Emerging Markets Risk is the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk.

China Risk is the risk of investing in securities and instruments economically tied to the People’s Republic of China (excluding Hong Kong, Macau and Taiwan for the purpose of this disclosure) (“PRC”). These investments subject the Portfolio to certain of the risks of investing in foreign (non-U.S.) securities and emerging market securities, as well as other risks including, without limitation, erratic growth, the unavailability of reliable economic or financial data, dependence on exports and international trade, asset price volatility, potential shortage of liquidity and limited accessibility by foreign (non-U.S.) investors (including as a result of sanctions), fluctuations in currency exchange rates, currency devaluation, the relatively small size and absence of operating history of many PRC companies, and the developing nature of the legal and regulatory framework for securities markets, custody arrangements and commerce.

Sovereign Debt Risk is the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit events resulting from an issuer’s inability or unwillingness to make principal or interest payments in a timely fashion.

Currency Risk is the risk that foreign (non-U.S.) currencies may fluctuate in value relative to the U.S. dollar, which can affect the value of the Portfolio’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Leveraging Risk is the risk that certain transactions of the Portfolio, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, and derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Portfolio to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss. The use of leverage may also increase the Portfolio’s sensitivity to interest rate changes and other market risks.

Smaller Company Risk is the risk that the value of securities issued by a smaller company may fluctuate, sometimes rapidly and unpredictably as compared to more widely held securities, due to narrow markets and limited resources of smaller companies. Investments in smaller companies generally are subject to greater levels of credit, market and issuer risk.

Issuer Non-Diversification Risk is the risk of focusing investments on a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Portfolios that are

“non-diversified” may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than portfolios that are “diversified”.

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Management Risk is the risk that the investment techniques and risk analyses applied by PIMCO or Research Affiliates, including the use of quantitative models or methods, will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory or tax restrictions, policies or developments may affect the investment techniques available to PIMCO or Research Affiliates and the individual portfolio managers in connection with managing the Portfolio and may cause PIMCO or Research Affiliates to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of the Portfolio will be achieved.

Short Exposure Risk is the risk of entering into short sales or other short positions, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale or other short position will not fulfill its contractual obligations, causing a loss to the Portfolio.

Tax Risk is the risk that the tax treatment of swap agreements and other derivative instruments, such as commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures, and options on futures, may be affected by future regulatory or legislative changes that could affect whether income from such investments is “qualifying income” under Subchapter M of the Internal Revenue Code, or otherwise affect the character, timing and/or amount of the Portfolio’s taxable income or gains and distributions.

Subsidiary Risk is the risk that, by investing in certain Underlying PIMCO Funds that invest in a subsidiary (each, a “Subsidiary”), the Portfolio is indirectly exposed to the risks associated with a Subsidiary’s investments. The Subsidiaries are not registered under the Act and may not be subject to all the investor protections of the Act. There is no guarantee that the investment objective of a Subsidiary will be achieved.

Value Investing Risk is the risk that a value stock may decrease in price or may not increase in price as anticipated by PIMCO if it continues to be undervalued by the market or the factors that the portfolio manager believes will cause the stock price to increase do not occur.

Convertible Securities Risk is the risk that arises because convertible securities share both fixed income and equity characteristics. Convertible securities are subject to risks to which fixed income and equity investments are subject. These risks include equity risk, interest rate risk and credit risk.

Exchange-Traded Fund Risk is the risk that an exchange-traded fund may not achieve its investment objective, among other reasons, because of regulatory restrictions, including, for example, exchange rules, market prices of shares of an exchange-traded fund may fluctuate rapidly and materially, or shares of an exchange-traded fund may trade significantly above or below net asset value, any of which may cause losses to the Portfolio invested in the exchange-traded fund.

Tracking Error Risk is the risk that the portfolio of an Underlying PIMCO Fund that seeks to track the investment results of an underlying index may not closely track the underlying index for a number of reasons. For example, the Underlying PIMCO Fund incurs operating expenses, which are not applicable to the underlying index, and the costs of buying and selling securities, especially when rebalancing the Underlying PIMCO Fund’s portfolio to reflect changes in the composition of the underlying index. Performance of the Underlying PIMCO Fund and the underlying index may vary due to asset valuation differences and differences between the Underlying PIMCO Fund’s portfolio and the underlying index due to legal restrictions, cost or liquidity restraints. The risk that performance of the Underlying PIMCO Fund and the underlying index may vary may be heightened during periods of increased market volatility or other unusual market conditions. In addition, an Underlying PIMCO Fund’s use of a representative sampling approach may cause the Underlying PIMCO Fund to be less correlated to the return of the underlying index than if the Underlying PIMCO Fund held all of the securities in the underlying index.

Indexing Risk is the risk that an Underlying PIMCO Fund that seeks to track the investment results of an underlying index is negatively affected by general declines in the asset classes represented by the underlying index.

Collateralized Loan Obligations Risk is the risk that investing in collateralized loan obligations (“CLOs”) and other similarly structured investments exposes the Portfolio to heightened credit risk, interest rate risk, liquidity risk, market risk and prepayment and extension risk, as well as the risk of default on the underlying asset. In addition, investments in CLOs carry additional risks, including, but not limited to:

(i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) risks related to the capability of the servicer of the securitized assets; (iv) the risk that the Portfolio may invest in tranches of CLOs that are subordinate to other tranches; (v) the structure and complexity of the transaction and the legal documents may not be fully understood at the time of investment and could lead to disputes with the issuer or among investors regarding the characterization of proceeds or unexpected investment results; and (vi) the CLO’s manager may perform poorly.

(b) Other Risks

In general, the Portfolio may be subject to additional risks, including, but not limited to, risks related to government regulation and intervention in financial markets, operational risks, risks associated

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	21

Notes to Financial Statements	(Cont.)

with financial, economic and global market disruptions, and cyber security risks. Please see the Portfolio’s prospectus and Statement of Additional Information for a more detailed description of the risks of investing in the Portfolio. Please see the Important Information section of this report for additional discussion of certain regulatory and market developments that may impact the Portfolio’s performance.

Market Disruptions Risk The Portfolio is subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including those arising from actual or threatened war or armed conflicts, military conflicts, terrorism, social unrest, recessions, supply chain disruptions, market manipulation, government interventions, defaults and shutdowns, political and regulatory changes or diplomatic developments or the imposition of sanctions and other measures, including the imposition of tariffs, or other U.S. economic policies and any related public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), bank failures and natural/ environmental disasters, which can all negatively impact the securities markets and cause the Portfolio to lose value. These events can also impair the technology and other operational systems upon which the Portfolio’s service providers, including PIMCO as the Portfolio’s investment adviser, rely, and could otherwise disrupt the Portfolio’s service providers’ ability to fulfill their obligations to the Portfolio.

Government Intervention in Financial Markets Federal, state, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which the Portfolio invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Portfolio itself is regulated. Such legislation or regulation could limit or preclude the Portfolio’s ability to achieve its investment objective. Also, while such legislation or regulations are intended to strengthen markets, systems and public finances, they could affect fund expenses and the value of fund investments in unpredictable ways. Furthermore, volatile financial markets can expose the Portfolio to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Portfolio. The value of the Portfolio’s holdings is also generally subject to the risk of future local, national, or global economic disturbances based on unknown weaknesses in the markets in which the Portfolio invests. In addition, it is not certain that the U.S. Government will intervene in response to a future market disturbance and the effect of any such future intervention cannot be predicted. It is difficult for issuers to prepare for the impact of future financial downturns, although companies can seek to identify and manage future uncertainties through risk management programs.

Regulatory Risk Financial entities, such as investment companies and investment advisers, are generally subject to extensive government regulation and intervention. Government regulation and/or intervention may change the way the Portfolio is regulated, affect the expenses incurred directly by the Portfolio and the value of its investments, and limit and/or preclude the Portfolio’s ability to achieve its investment objective. Government regulation may change frequently and may have significant adverse consequences. Moreover, government regulation may have unpredictable and unintended effects.

Operational Risk An investment in the Portfolio, like any fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on the Portfolio. While the Portfolio seeks to minimize such events through controls and oversight, there may still be failures that could cause losses to the Portfolio.

Cyber Security Risk As the use of complex information technology and communication systems, including cloud-based technology, has become more prevalent and interconnected in the course of business, the Portfolio has become potentially more susceptible to operational and information security risks resulting from breaches in cyber security despite the efforts of PIMCO, the Portfolio, or their service providers to adopt technologies, processes, and practices intended to mitigate these risks. Disruptions or failures that affect service providers, counterparties, market participants or issuers of securities that are held by the Portfolio may adversely affect PIMCO or the Portfolio, including by causing losses or impairing PIMCO’s or the Portfolio’s operations. A breach in cyber security refers to both intentional and unintentional cyber events that may, among other things, cause the Portfolio to lose proprietary information, suffer data corruption and/or destruction or lose operational capacity, result in the unauthorized release or other misuse of confidential information, or otherwise disrupt normal business operations. Geopolitical tensions can increase the scale and sophistication of deliberate cybersecurity attacks, particularly those from nation-states or from entities with nation-state backing, who may desire to use cybersecurity attacks to cause damage or create leverage against geopolitical rivals. Cyber security failures or breaches may result in financial losses to the Portfolio and its shareholders. These failures or breaches may also result in disruptions to business operations, potentially resulting in financial losses; interference with the Portfolio’s ability to calculate its net asset value, process shareholder transactions or otherwise transact business with shareholders; impediments to trading; violations of applicable privacy and other laws; regulatory fines; penalties; third-party claims in litigation; reputational damage; reimbursement or other compensation costs; additional compliance and

22	PIMCO VARIABLE INSURANCE TRUST

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cyber security risk management costs and other adverse consequences. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. There is also a risk that cyber security breaches may not be detected. The Portfolio and its shareholders may suffer losses as a result of a cyber security breach related to the Portfolio, its service providers, trading counterparties or the issuers in which the Portfolio invests.

7. MASTER NETTING ARRANGEMENTS

The Portfolio may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes, the Statement of Assets and Liabilities generally presents derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statement of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. The Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase and certain sale-buyback transactions between the Portfolio and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA securities, delayed-delivery or certain sale-buyback transactions by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedule of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission. In the United States, counterparty risk may be reduced as creditors of an FCM cannot have a claim to Portfolio assets in the segregated account. FCM customers, such as the Portfolio, are permitted to transfer their customer account (and cleared derivative transactions held in such customer account) from one FCM to another FCM. Upon completion of the transfer, the customer maintains the same economic position with respect to the outstanding exposure. As such, these transfers are not recognized as dispositions and reacquisitions of the affected derivative positions. Variation margin, which reflects changes in market value, is generally exchanged daily, but may not be netted between futures and cleared OTC derivatives unless the parties have agreed to a separate arrangement in respect of portfolio margining. The porting of exposure between FCMs has no impact on the market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin; these values as of period end are disclosed in the Notes to Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by the Portfolio with select counterparties. ISDA Master Agreements maintain

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	23

Notes to Financial Statements	(Cont.)

provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. The ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level or as required by regulation. Similarly, if required by regulation, the Portfolio may be required to post additional collateral beyond coverage of daily exposure. These amounts, if any, may (or if required by law, will) be segregated with a third-party custodian. To the extent the Portfolio is required by regulation to post additional collateral beyond coverage of daily exposure, it could potentially incur costs, including in procuring eligible assets to meet collateral requirements, associated with such posting. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

8. FEES AND EXPENSES

(a) Investment Advisory Fee PIMCO is a majority-owned subsidiary of Allianz Asset Management of America LLC (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table in note (b) below.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory Fee and Supervisory and Administrative Fees for all classes, as applicable, are charged at the annual rate as noted in the following table (calculated as a percentage of the Portfolio’s average daily net assets attributable to each class):

Investment Advisory Fee	Supervisory and Administrative Fee
All Classes	Institutional Class	Class M	Administrative Class	Advisor Class
0.175%	0.25%	0.25%	0.25%	0.25%

(c) Distribution and Servicing Fees PIMCO Investments LLC, a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted an Administrative Services Plan with respect to the Administrative Class shares of the Portfolio pursuant to Rule 12b-1 under the Act (the “Administrative Plan”). Under the terms of the Administrative Plan, the Trust is permitted to compensate the Distributor, out of the Administrative Class assets of the Portfolio, in an amount up to 0.15% on an annual basis of the average daily net assets of that class, for providing, or procuring through financial firms, administrative, recordkeeping and investor services for Administrative Class shareholders of the Portfolio.

The Trust has adopted a separate Distribution and Servicing Plan for each of the Advisor Class and Class M shares of the Portfolio (the “Distribution and Servicing Plans”). The Distribution and Servicing Plans have been adopted pursuant to Rule 12b-1 under the Act. The Distribution and Servicing Plans permit the Portfolio to compensate the Distributor for providing, or procuring through financial firms, distribution, administrative, recordkeeping, shareholder and/or related services with respect to Advisor Class and Class M shares. The Distribution and Servicing Plans permit the Portfolio to make total payments at an annual rate of up to 0.25% of the average daily net assets attributable to its Advisor Class or Class M shares, respectively. The Distribution and Servicing Plan for Class M shares also permits the Portfolio to compensate the Distributor for providing or procuring administrative, recordkeeping, and other investor services at an annual rate of up to 0.20% of the average daily net assets attributable to its Class M shares.

	Distribution Fee	Servicing Fee

Class M	0.25%	0.20%

Administrative Class	—	0.15%

Advisor Class	0.25%	—

(d) Portfolio Expenses PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Portfolio, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders, or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses (including, without limitation, fees and expenses of outside legal counsel or third-party consultants retained in connection with reviewing, negotiating and structuring specialized loans and other investments made by the Portfolio, and any costs associated with originating loans, asset securitizations, alternative lending-related strategies and so-called “broken-deal costs” (e.g., fees, costs, expenses and liabilities, including, for example, due diligence-related fees, costs, expenses and liabilities, with respect to

24	PIMCO VARIABLE INSURANCE TRUST

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unconsummated investments)); (iv) costs of borrowing money, including interest expenses; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organizational and offering expenses of the Trust and the Portfolio, and any other expenses which are capitalized in accordance with generally accepted accounting principles; and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class.

(e) Remuneration Paid to Directors, Officers and Others (N-CSR Item 10) The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates. The pro rata share of Trustee fees for the Portfolio is reflected on the Statement of Operations as Trustee fees.

(f) Expense Limitation Pursuant to the Expense Limitation Agreement, PIMCO has contractually agreed, through May 1, 2026, to waive a portion of the Portfolio’s Supervisory and Administrative Fee, or reimburse the Portfolio, to the extent that the Portfolio’s organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata share of Trustee fees exceed 0.0049% (the “Expense Limit”) (calculated as a percentage of the Portfolio’s average daily net assets attributable to each class). The Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term. The waiver, if any, is reflected on the Statement of Operations as a component of Waiver and/or Reimbursement by PIMCO. As of December 31, 2025, there were no waivers.

In any month in which the supervision and administration agreement is in effect, PIMCO is entitled to reimbursement by the Portfolio of any portion of the supervisory and administrative fee waived or reimbursed pursuant to the Expense Limitation Agreement (the “Reimbursement Amount”) within thirty-six months of the time of the waiver, provided that such amount paid to PIMCO will not: i) together with any organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata Trustee fees, exceed, for such month, the Expense Limit (or the amount of the expense limit in place at the time the amount being recouped was originally waived if lower than the Expense Limit); ii) exceed the total Reimbursement Amount; or iii) include any amounts previously reimbursed to PIMCO. As of December 31, 2025, there were no recoverable amounts.

(g) Acquired Fund Fees and Expenses Underlying PIMCO Fund expenses incurred by the Portfolio, if any, will vary with changes in the expenses of the Underlying PIMCO Funds, as well as the allocation of the Portfolio’s assets.

The cost of investing in a fund of funds will generally be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds. By investing in a fund of funds, an investor will indirectly bear fees and expenses charged by Underlying PIMCO Funds in addition to the Portfolio’s direct fees and expenses. In addition, the use of a fund of funds structure could affect the timing, amount and character of distributions to the shareholders and may therefore increase the amount of taxes payable by shareholders.

PIMCO has contractually agreed, through May 1, 2026, to waive its Investment Advisory Fee to the extent that the Investment Advisory Fees, Supervisory and Administrative Fees and management fees charged by PIMCO to the Underlying PIMCO Funds (“Underlying PIMCO Fund Fees”) exceed 0.64% of the total assets invested in Underlying PIMCO Funds. This waiver will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term. In any month in which the investment advisory contract is in effect, PIMCO is entitled to reimbursement by the Portfolio of any portion of the Investment Advisory Fee waived as set forth above (the “Asset Allocation Reimbursement Amount”) within thirty-six months of the time of the waiver, provided that such amount paid to PIMCO will not: i) together with any Underlying PIMCO Fund Fees exceed, for such month, the Expense Limit (or the amount of the expense limit in place at the time the amount being recouped was originally waived if lower than the Expense Limit); ii) exceed the total Asset Allocation Reimbursement Amount; or iii) include any amounts previously reimbursed to PIMCO. The recoverable amounts to PIMCO as of December 31, 2025 were (amounts in thousands†):

Expiring Within
12 months	13-24 months	25-36 months	Total
$244	$183	$187	$614

†	A zero balance may reflect actual amounts rounding to less than one thousand.

The waivers are reflected on the Statement of Operations as a component of Waiver and/or Reimbursement by PIMCO. As of December 31, 2025, the amount waived and/or reimbursed was $186,926.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	25

Notes to Financial Statements	(Cont.)

9. RELATED PARTY TRANSACTIONS

The Adviser, Administrator and Distributor are related parties. Fees paid to these parties are disclosed in Note 8, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Statement of Assets and Liabilities.

10. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

11. PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover.” The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective(s), particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, which are borne by the Portfolio. Frequent and active trading of the Portfolio’s portfolio holdings may cause adverse tax consequences for shareholders due to an increase in short-term capital gains and may also adversely impact the Portfolio’s after-tax returns. The transaction costs associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended December 31, 2025 were as follows (amounts in thousands†):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales

$0	$0	$95,311	$103,264

†	A zero balance may reflect actual amounts rounding to less than one thousand.

12. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands†):

	Year Ended 12/31/2025		Year Ended 12/31/2024

	Shares	Amount	Shares	Amount

Receipts for shares sold

Institutional Class	467	$4,406	180	$1,647

Class M	7	70	255	2,377

Administrative Class	660	5,946	982	8,895

Advisor Class	941	8,724	540	4,940
Issued as reinvestment of distributions

Institutional Class	58	551	76	690

Class M	8	77	229	2,102

Administrative Class	281	2,586	466	4,154

Advisor Class	616	5,787	943	8,555
Cost of shares redeemed

Institutional Class	(329)	(3,069)	(179)	(1,633)

Class M	(11)	(104)	(5,451)	(50,467)

Administrative Class	(1,978)	(18,056)	(2,539)	(22,987)

Advisor Class	(2,355)	(21,851)	(3,216)	(29,376)

Net increase (decrease) resulting from Portfolio share transactions	(1,635)	$(14,933)	(7,714)	$(71,103)

†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of December 31, 2025, two persons owned of record or beneficially 10% or more of the Portfolio’s total outstanding shares, comprising 46% of the Portfolio.

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13. REGULATORY AND LITIGATION MATTERS

The Portfolio is not named as a defendant in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened against it.

The foregoing speaks only as of the date of this report.

14. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of December 31, 2025, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

In this reporting period, the Portfolio adopted FASB Accounting Standards Update 2023-09, Income Taxes (Topic 740) — Improvements to Income Tax Disclosures (ASU 2023-09), which enhances income tax disclosures, including disclosure income taxes paid disaggregated by jurisdiction. Adoption of the new standard impacted financial statement disclosures only and did not affect any Portfolio’s financial position or the results of its operations. For the annual period covered by this report, the portfolio did not pay any material federal, state or local income taxes or any material income taxes in foreign jurisdictions.

The Portfolio files U.S. federal, state and local tax returns as required. The Portfolio’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

The Portfolio, through the Underlying PIMCO Funds, may gain exposure to the commodities markets primarily through investments in swap agreements, futures and options. The Underlying PIMCO Funds may also gain exposure indirectly to commodity markets by investing in a subsidiary (“Commodity Subsidiary”) which may invest without limit in commodity-linked swap agreements and other commodity-linked derivative instruments.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that the Portfolio must derive at least 90% of its gross income from certain qualifying sources of income. The Internal Revenue Service (“IRS”) has issued a revenue ruling which holds that income derived from commodity index-linked derivatives, if earned directly by the Portfolio, is not qualifying income under Subchapter M of the Code. The IRS has issued private letter rulings in which the IRS specifically concluded that income derived from an investment in a subsidiary that provides commodity-linked exposure through its investments will be qualifying income. Based on the reasoning in such rulings, the Portfolio will continue to seek to gain exposure to the commodity markets primarily through investments in the Commodity Subsidiary and perhaps through commodity-linked notes and through investments in the Commodity Subsidiary.

It should be noted, however, that the IRS currently has ceased the issuance of such rulings. In addition, the IRS also issued a revenue procedure, which states that the IRS will not in the future issue private letter rulings that would require a determination of whether an asset (such as a commodity index-linked note) is a “security” under the Act.

The IRS issued in September 2016 proposed regulations that would have generally treated the Portfolio’s income inclusion (under Subpart F of the Code) with respect to the Commodity Subsidiary as qualifying income only if there were a distribution during the same taxable year out of the earnings and profits of the Commodity Subsidiary attributable to such income inclusion. In March 2019, the IRS issued final regulations (so modifying the proposed regulations) providing that (i) it will not rule on the determination of whether a financial instrument or position is a security under the Act; (ii) any earnings and profits paid out in the same taxable year as earned by a controlled foreign corporation to the Portfolio is treated as qualifying dividends; and (iii) that income inclusion by the Portfolio of its Commodity Subsidiary’s earnings would be treated as other qualifying income if derived with respect to the Portfolio’s business of investing in stock, securities, or currencies.

There can be no assurance that the IRS will not change its position that income derived from commodity-linked notes and wholly-owned subsidiaries is qualifying income. Furthermore, the tax treatment of commodity-linked notes, other commodity-linked derivatives, and the Portfolio’s investments in the Commodity Subsidiary may otherwise be adversely affected by future legislation, court decisions, Treasury Regulations and/or guidance issued by the IRS. Such developments could affect the character, timing and/or amount of the Portfolio’s taxable income or any distributions made by the Portfolio or result in the inability of the Portfolio or an Underlying PIMCO Fund to operate as described in its prospectus.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	27

Notes to Financial Statements	(Cont.)	December 31, 2025

If, during a taxable year, the Commodity Subsidiary’s taxable losses (and other deductible items) exceed its income and gains, the net loss will not pass through to the Portfolio as a deductible amount for income tax purposes. In the event the Commodity Subsidiary’s taxable gains exceed its losses and other deductible items during a taxable year, the net gain will pass through to the Portfolio as ordinary income for Federal income tax purposes.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

As of December 31, 2025, the components of distributable taxable earnings are as follows (amounts in thousands†):

	Undistributed Ordinary Income(1)	Undistributed Long-Term Capital Gains	Net Tax Basis Unrealized Appreciation/ (Depreciation)(2)	Other Book-to-Tax Accounting Differences(3)	Accumulated Capital Losses(4)	Qualified Late-Year Loss Deferral - Capital(5)	Qualified Late-Year Loss Deferral - Ordinary(6)	Total Components of Distributable Earnings

PIMCO All Asset Portfolio	$7,901	$0	$1,812	$0	$(81,021)	$0	$0	$(71,308)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	Includes undistributed short-term capital gains, if any.
(2)	Adjusted for open wash sale loss deferrals and return of capital distributions from underlying funds.
(3)	Represents differences in income tax regulations and financial accounting principles generally accepted in the United States of America.
(4)	Capital losses available to offset future net capital gains as shown below.
(5)	Capital losses realized during the period November 1, 2025 through December 31, 2025 which the Portfolio elected to defer to the following taxable year pursuant to income tax regulations.
(6)	Specified losses realized during the period November 1, 2025 through December 31, 2025 which the Portfolio elected to defer to the following taxable year pursuant to income tax regulations.

Under the Regulated Investment Company Modernization Act of 2010, a portfolio is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

As of December 31, 2025, the Portfolio had the following post-effective capital losses with no expiration (amounts in thousands†):

	Short-Term	Long-Term

PIMCO All Asset Portfolio*	$27,256	$53,765

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*

Portion of amount represents realized loss and recognized built-in loss under IRC sections 382-83, which is carried forward to future years to offset future realized gain subject to certain limitations.

As of December 31, 2025, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands†):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(7)

PIMCO All Asset Portfolio	$197,432	$2,220	$(409)	$1,811

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(7)	Adjusted for open wash sale loss deferrals and return of capital from underlying funds.

For the fiscal years ended December 31, 2025 and December 31, 2024, respectively, the Portfolio made the following tax basis distributions (amounts in thousands†):

	December 31, 2025			December 31, 2024

	Ordinary Income Distributions(8)	Long-Term Capital Gain Distributions	Return of Capital(9)	Ordinary Income Distributions(8)	Long-Term Capital Gain Distributions	Return of Capital(9)

PIMCO All Asset Portfolio	$9,001	$0	$0	$15,501	$0	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(8)	Includes short-term capital gains distributed, if any.
(9)

A portion of the distributions made represents a tax return of capital. Return of capital distributions have been reclassified from undistributed net investment income to paid-in capital to more appropriately conform financial accounting to tax accounting.

28	PIMCO VARIABLE INSURANCE TRUST

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of PIMCO Variable Insurance Trust and Shareholders of PIMCO All Asset Portfolio

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of PIMCO All Asset Portfolio (one of the portfolios constituting PIMCO Variable Insurance Trust, hereafter referred to as the “Portfolio”) as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statement of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the transfer agent. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Kansas City, Missouri

February 19, 2026

We have served as the auditor of one or more investment companies in PIMCO Variable Insurance Trust since 1998.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	29

Glossary:	(abbreviations that may be used in the preceding statements)	(Unaudited)

Currency Abbreviations:

USD (or $)	United States Dollar

Other Abbreviations:

TBA	To-Be-Announced

30	PIMCO VARIABLE INSURANCE TRUST

Distribution Information	(Unaudited)

For purposes of Section 19 of the Investment Company Act of 1940 (the “Act”), the portfolio estimated the periodic sources of any dividends paid during the period covered by this report in accordance with good accounting practice. Pursuant to Rule 19a-1(e) under the Act, the table below sets forth the actual source information for dividends paid during the six month period ended December 31, 2025 calculated as of each distribution period pursuant to Section 19 of the Act. The information below is not provided for U.S. federal income tax reporting purposes. The tax character of all dividends and distributions is reported on Form 1099-DIV (for shareholders who receive U.S. federal tax reporting) at the end of each calendar year. See the Financial Highlights section of this report for the tax characterization of distributions determined in accordance with federal income tax regulations for the fiscal year.

PIMCO All Asset Portfolio
Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

September 2025	$0.1137	$0.0000	$0.0000	$0.1137

December 2025	$0.1043	$0.0000	$0.0000	$0.1043

Administrative Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

September 2025	$0.1101	$0.0000	$0.0000	$0.1101

December 2025	$0.1001	$0.0000	$0.0000	$0.1001

Advisor Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

September 2025	$0.1077	$0.0000	$0.0000	$0.1077

December 2025	$0.0973	$0.0000	$0.0000	$0.0973

Class M	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

September 2025	$0.1028	$0.0000	$0.0000	$0.1028

December 2025	$0.0918	$0.0000	$0.0000	$0.0918

*

The source of dividends provided in the table differs, in some respects, from information presented in this report prepared in accordance with generally accepted accounting principles, or U.S. GAAP. For example, net earnings from certain interest rate swap contracts are included as a source of net investment income for purposes of Section 19(a). Accordingly, the information in the table may differ from information in the accompanying financial statements that are presented on the basis of U.S. GAAP and may differ from tax information presented in the footnotes. Amounts shown may include accumulated, as well as fiscal period net income and net profits.

**	Occurs when a portfolio distributes an amount greater than its accumulated net income and net profits. Amounts are not reflective of a portfolio net income, yield, earnings or investment performance.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	31

Federal Income Tax Information	(Unaudited)

As required by the Internal Revenue Code (“Code”) and Treasury Regulations, if applicable, shareholders must be notified within 60 days of the Portfolio’s fiscal year end regarding the status of qualified dividend income and the dividend received deduction.

Dividend Received Deduction. Corporate shareholders are generally entitled to take the dividend received deduction on the portion of a portfolio’s dividend distribution that qualifies under tax law. The percentage of the following Portfolio’s fiscal 2025 ordinary income dividend that qualifies for the corporate dividend received deduction is set forth below.

Qualified Dividend Income. Under the Jobs and Growth Tax Relief Reconciliation Act of 2003, the following percentage of ordinary dividends paid during the fiscal year ended December 31, 2025 was designated as ‘‘qualified dividend income’’ as defined in the Jobs and Growth Tax Relief Reconciliation Act of 2003 subject to reduced tax rates in 2025.

Qualified Interest Income and Qualified Short-Term Capital Gain (for non-U.S. resident shareholders only). Under the American Jobs Creation Act of 2004, the following amounts of ordinary dividends paid during the fiscal year ended December 31, 2025 are considered to be derived from “qualified interest income,” as defined in Section 871(k)(1)(E) of the Code, and therefore are designated as interest-related dividends, as defined in Section 871(k)(1)(C) of the Code. Further, the following amounts of ordinary dividends paid during the fiscal year ended December 31, 2025 are considered to be derived from “qualified short-term capital gain,” as defined in Section 871(k)(2)(D) of the Code, and therefore are designated as qualified short-term gain dividends, as defined by Section 871(k)(2)(C) of the Code.

Section 163(j) Interest Dividends. The Portfolio intends to pass through the maximum amount allowable as Section 163(j) Interest defined in Proposed Treasury Section 1.163(j)-1(b).

Section 199A Dividends. The Portfolio intends to pass through the maximum amount allowable as Section 199A Dividends defined in Proposed Treasury Section 199A-3(d).

	Dividend Received Deduction %	Qualified Dividend Income %	Qualified Interest Income (000s)†	Qualified Short-Term Capital Gains (000s)†

PIMCO All Asset Portfolio	0.00%	0.00%	$0	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

Shareholders are advised to consult their own tax advisor with respect to the tax consequences of their investment in the Trust. In January 2026, you will be advised on IRS Form 1099-DIV as to the federal tax status of the dividends and distributions received by you in calendar year 2025.

32	PIMCO VARIABLE INSURANCE TRUST

Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8)	(Unaudited)

Not applicable.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	33

Proxy Disclosures for Open-End Management Investment Companies (N-CSR Item 9)	(Unaudited)

Not applicable.

34	PIMCO VARIABLE INSURANCE TRUST

Approval of Investment Advisory Contract and Other Agreements (N-CSR Item 11)	(Unaudited)

At a meeting held on August 19-20, 2025, the Board of Trustees (the “Board”) of PIMCO Variable Insurance Trust (the “Trust”), including the Trustees who are not “interested persons” of the Trust under the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered and unanimously approved the renewal of the Amended and Restated Investment Advisory Contract (the “Investment Advisory Contract”) between the Trust, on behalf of the Trust’s series (each, a “Portfolio” and collectively, the “Portfolios”), and Pacific Investment Management Company LLC (“PIMCO”), for an additional one-year term through August 31, 2026.

The Board also considered and unanimously approved the renewal of the Amended and Restated Supervision and Administration Agreement (the “Supervision and Administration Agreement”) between the Trust, on behalf of the Portfolios, and PIMCO for an additional one-year term through August 31, 2026. In addition, the Board considered and unanimously approved the renewal of the Amended and Restated Asset Allocation Sub-Advisory Agreement (the “Asset Allocation Agreement” and, together with the Investment Advisory Contract and the Supervision and Administration Agreement, the “Agreements”) between PIMCO, on behalf of PIMCO All Asset Portfolio, a series of the Trust, and Research Affiliates, LLC (“Research Affiliates”) for an additional one-year term through August 31, 2026.

Further, the Board considered and unanimously approved the renewal of any investment management agreements between PIMCO and any wholly-owned subsidiaries (each, a “Subsidiary” and, collectively, the “Subsidiaries”) of certain of the Portfolios (collectively, the “Subsidiary Agreements”), each for the same additional one-year term through August 31, 2026.

The information, material factors and conclusions that formed the basis for the Board’s approvals are summarized below.

1. INFORMATION RECEIVED

(a) Materials Reviewed During the course of the past year, the Trustees received a wide variety of materials relating to the services provided by PIMCO and Research Affiliates to the Trust. At each of its quarterly meetings, the Board reviewed the Portfolios’ investment performance and information relating to Portfolio operations, including shareholder services, valuation and custody, the Portfolios’ compliance program and other information relating to the nature, extent and quality of services provided by PIMCO and Research Affiliates to the Trust and each of the Portfolios, as applicable. In considering whether to approve the renewal of the Agreements and the Subsidiary Agreements, the Board reviewed additional information, including, but not limited to: comparative industry data with regard to investment performance; advisory and supervisory and administrative fees and expenses; financial information for PIMCO, including, where relevant, financial information for Research Affiliates; information regarding the profitability to PIMCO of its relationship with the Portfolios; information about the personnel providing investment management services, other advisory services and supervisory and administrative services to the Portfolios; and information about the fees charged and services provided to other clients with similar investment mandates as the Portfolios, where applicable. In addition, the Board reviewed materials provided by counsel to the Trust and the Independent Trustees (“Counsel”), which included, among other things, a memorandum outlining legal duties of the Board in considering the renewal of the Agreements and the Subsidiary Agreements.

With respect to the Subsidiary Agreements, the Trustees considered that each Portfolio that has a Subsidiary may utilize its Subsidiary to execute its investment strategy and that PIMCO provides investment advisory and administrative services to the Subsidiaries pursuant to the Subsidiary Agreements in the same manner as it does for such Portfolios that have Subsidiaries under the Investment Advisory Contract and Supervision and Administration Agreement. The Trustees also considered that, with respect to each Subsidiary, PIMCO does not retain a separate advisory or other fee from the Subsidiary, and that PIMCO’s profitability with respect to each Portfolio that has a Subsidiary is not positively impacted as a result of the Subsidiary Agreements. The Trustees determined, therefore, that it was appropriate to consider the approval of the Subsidiary Agreements collectively with their consideration of the continuation of the Agreements.

(b) Review Process In connection with considering the renewal of the Agreements, the Board reviewed written materials prepared by PIMCO and, where applicable, Research Affiliates in response to requests from Counsel encompassing a wide variety of topics. The Board requested and received assistance and advice regarding, among other things, applicable legal standards from Counsel, and reviewed comparative fee and performance data prepared at the Board’s request by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company performance information and fee and expense data. The Board received presentations on matters related to the Agreements and met both as a full Board and in a separate session of the Independent Trustees, without management present, at the August 19-20, 2025 meeting. The Independent Trustees also met via video conference with Counsel on July 23, 2025, and conducted a video conference meeting on August 13, 2025 with management and Counsel to discuss the materials presented and other matters deemed relevant to their consideration of the renewal of the Agreements. In connection with its review of the Agreements, the Board received comparative information on the performance, the risk-adjusted performance and the fees and expenses of other peer group funds and share classes, where appropriate. The Independent Trustees also requested and received supplemental information, including

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	35

Approval of Investment Advisory Contract and Other Agreements (N-CSR Item 11)	(Cont.)

information regarding Broadridge peer classifications, the investment strategies and outflows for certain Portfolios, Portfolio performance and profitability.

The approval determinations were made on the basis of each Trustee’s business judgment after consideration and evaluation of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to approve the renewal of the Agreements, the Board did not identify any single factor or particular information that, in isolation, was controlling. The discussions below are intended to summarize the broad factors and information that figured prominently in the Board’s consideration of the renewal of the Agreements, but is not intended to summarize all of the factors considered by the Board.

2. NATURE, EXTENT AND QUALITY OF SERVICES

(a) PIMCO, Research Affiliates, their Personnel and Resources The Board considered the depth and quality of PIMCO’s investment management process, including, but not limited to: the experience, capability and integrity of its senior management and other personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address changes in the Portfolios’ asset levels. The Board also considered the various services, in addition to portfolio management that PIMCO provides to the Portfolios. The Board noted that PIMCO makes available to its investment professionals a variety of resources and systems relating to, for example, investment management, compliance, trading, performance and portfolio accounting. The Board also noted PIMCO’s commitment to enhancing and investing in its global infrastructure, technology capabilities, risk management processes and the specialized talent needed for the competitive investment management industry and to strengthen its ability to deliver advisory services under the Investment Advisory Contract. The Board considered PIMCO’s policies, procedures and systems reasonably designed to assure compliance with applicable laws and regulations, including recently adopted regulations impacting the Portfolios, and its commitment to further developing and strengthening these programs; its oversight of matters that may involve conflicts of interest between the Portfolios’ investments and those of other accounts managed by PIMCO; and its efforts to keep the Trustees informed about matters relevant to the Portfolios and their shareholders. The Board also considered PIMCO’s continuous investment in its disciplines and personnel, which has enhanced PIMCO’s services to the Portfolios and has allowed PIMCO to introduce innovative new portfolios over time and other investment options that have the potential to benefit shareholders. In addition, the Board considered the nature, extent and quality of services provided by PIMCO to the Subsidiaries of certain applicable Portfolios.

In addition, the Trustees considered new services and service enhancements that PIMCO has implemented, including, but not limited to investing in its cybersecurity program and business continuity functions, including the ongoing development of its own proprietary software and applications to support the Portfolios. Similarly, the Board considered the asset allocation services provided by Research Affiliates to the PIMCO All Asset Portfolio. The Board further considered PIMCO’s ongoing supervision and oversight of Research Affiliates in connection with Research Affiliates providing asset allocation services to the All Asset Portfolio. The Board also considered the depth and quality of Research Affiliates’ investment management and research capabilities, the experience and capabilities of their portfolio management personnel and the overall financial strength of the organization. Ultimately, the Board concluded that the nature, extent and quality of services provided or procured by PIMCO under the Agreements and the Subsidiary Agreements and provided by Research Affiliates under the Asset Allocation Agreement are likely to continue to benefit the Portfolios and their shareholders, as applicable.

(b) Other Services The Board also considered the nature, extent and quality of supervisory and administrative services provided by PIMCO to the Portfolios under the Supervision and Administration Agreement.

The Board considered the terms of the Supervision and Administration Agreement, under which the Trust pays for the supervisory and administrative services provided pursuant to that agreement under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO provides or procures certain supervisory and administrative services and bears the costs of various third party services required by the Portfolios, including, but not limited to, audit, custodial, portfolio accounting, ordinary legal, transfer agency, sub-accounting and printing costs. The Board also noted that the scope and complexity, as well as the costs, of the supervisory and administrative services provided by PIMCO under the Supervision and Administration Agreement is expected to continue to increase. The Board considered PIMCO’s provision of supervisory and administrative services and its supervision of the Trust’s third party service providers.

Ultimately, the Board concluded that the nature, extent and quality of the services provided or procured by PIMCO have benefited, and will likely continue to benefit, the Portfolios and their shareholders.

3. INVESTMENT PERFORMANCE

The Board reviewed information from PIMCO concerning the Portfolios’ performance, as available, over short- and long-term periods ended March 31, 2025 and other performance data, as available, over short- and long-term periods ended June 30, 2025 (the “PIMCO Report”) and from Broadridge concerning the Portfolios’ performance, as available, over short- and long-term periods ended March 31, 2025 (the

36	PIMCO VARIABLE INSURANCE TRUST

(Unaudited)

“Broadridge Report”). The Board also noted that the Broadridge Report incorporated peer classifications from Morningstar for the Portfolios for which it was believed that Morningstar provided a better comparison.

The Board considered information regarding both the short- and long-term relative and absolute investment performance of each Portfolio relative to its Portfolio peer group, where appropriate, and relevant to the specified index as provided to the Board (the “performance index”) in advance of each of its quarterly meetings throughout the year, including the PIMCO Report and Broadridge Report. The Trustees reviewed information indicating that classes of each Portfolio would have substantially similar performance to that of the Administrative Class of the relevant Portfolio on a relative basis because all of the classes are invested in the same portfolio of investments and that differences in performance among classes could principally be attributed to differences in the supervisory and administrative fees and distribution and/or servicing expenses of each class. The Board noted that, due to differences (such as specific investment strategies or fee structures) between certain of the Portfolios and their so-called peers in the Broadridge categories, performance comparisons may not be particularly relevant to the consideration of Portfolio performance, but found the comparative information supported its overall evaluation.

The Trustees noted that a majority of the Portfolios (based on the Administrative Class performance) have outperformed their respective performance indexes over the one-, three, five and ten-year periods ended March 31, 2025. The Board also noted the amounts of Portfolio assets (based on the Administrative Class performance) that outperformed their relative performance indexes on a net fee basis over the one-, three- and five year periods ended June 30, 2025. The Board considered that, according to the Broadridge Report, the Portfolios generally performed well versus competitors during the long-term, but that certain Portfolios had underperformed in comparison to their respective peer groups or performance indexes, or both, on a net-of-fees basis over certain short- and long-term periods. With respect to the Portfolios that underperformed to a certain degree over such periods, the Board discussed with PIMCO the reasons for the underperformance of such Portfolios. The Board also considered actions that have been taken by PIMCO to attempt to improve performance and took note of PIMCO’s plans to monitor performance going forward. Depending on the circumstances, the Independent Trustees may be satisfied with a Portfolio’s performance notwithstanding that it lags its performance index or peer group for certain periods.

The Board ultimately concluded, within the context of all of its considerations in connection with the Agreements and the Subsidiary Agreements, that PIMCO’s performance record and process in managing the Portfolios indicates that its continued management is likely to benefit the Portfolios and their shareholders and merits the approval of the renewal of the Agreements and the Subsidiary Agreements.

4. ADVISORY FEES, SUPERVISORY AND ADMINISTRATIVE FEES AND TOTAL EXPENSES

The Board considered that PIMCO seeks to price new funds and classes to scale at the outset. The Board noted that PIMCO generally seeks to price new funds and classes competitively against the median total expense ratio of the respective Broadridge peer group, if available, while acknowledging that a fee premium may be appropriate for innovative investment offerings. PIMCO reported to the Board that, in proposing fees for any Portfolio or class of shares, it considers a number of factors, including, but not limited to, the type and complexity of the services provided, the cost of providing services, the risk assumed by PIMCO in the development of products and the provision of services and the competitive marketplace for financial products. Fees charged to or proposed for different Portfolios for advisory services and supervisory and administrative services may vary in light of these various factors. The Board also considered that PIMCO reviews the Portfolios’ fee levels and carefully considers changes where appropriate due to competitive positioning considerations, observed long-term notable underperformance and significant misalignments with the level or quality of services being provided or a change in the overall strategic positioning of the Portfolios.

The Board reviewed the advisory fees, supervisory and administrative fees and total expense ratios (including total expense ratios net of fee waivers and expense limitation agreements, as applicable) of the Portfolios (excluding, as may be applicable, extraordinary expenses, interest expenses, acquired fund fees and expenses, and certain other items) (each as a percentage of average net assets) and compared such amounts with the average and median fee and expense levels of other similar funds. The Board also reviewed information relating to the sub-advisory fees paid to Research Affiliates with respect to applicable Portfolios, taking into account that PIMCO compensates Research Affiliates from the advisory fees paid by such Portfolios to PIMCO. With respect to advisory fees, the Board reviewed data from the Broadridge Report that compared the average and median advisory fees of other funds in a “Peer Group” of comparable funds, where appropriate, as well as the universe of other similar funds. The Board reviewed materials indicating that, a number of Portfolios have total expense ratios that fall below the average and median expense ratios in their Peer Group and Broadridge universe. In addition, the Board considered the expense limitation agreement in place for all of the Portfolios and fee waivers in place for certain of the Portfolios, and also noted the fee waivers in place with respect to the advisory fee and supervisory and administrative fee that might result from investments by applicable Portfolios in their respective Subsidiaries.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	37

Approval of Investment Advisory Contract and Other Agreements (N-CSR Item 11)	(Cont.)

The Board also reviewed data comparing the Portfolios’ advisory and/or management fees to the fee rates PIMCO charged to registered funds (open-end, closed-end and interval), private funds, and non-U.S. registered funds, separate accounts, sub-advised clients and collective investment trusts with similar investment strategies. In cases where the fees for other clients were lower than those charged to the Portfolios, the Trustees noted that the differences in fees were attributable to various factors, including, but not limited to, differences in advisory and other services provided by PIMCO to the Portfolios, differences in the number or extent of the services provided by PIMCO to the Portfolios, the manner in which similar portfolios may be managed, different requirements with respect to liquidity and derivatives management and the implementation and compliance of other regulatory requirements, and the fact that separate accounts may have other contractual arrangements or arrangements across PIMCO strategies that justify different levels of fees. The Board considered that, with respect to collective investment trusts, PIMCO performs fewer or less extensive services because collective investment trusts are generally exempt from SEC regulation and typically involve lower compliance costs; investors in a collective investment trust may receive shareholder services from a trustee bank, rather than PIMCO; collective investment trusts have less regulatory disclosure; and the management structure of collective investment trusts differs from that of funds. The Trustees also considered that PIMCO faces increased entrepreneurial, legal and regulatory risk in sponsoring and managing mutual funds and ETFs as compared to separate accounts, external sub-advised funds or other investment products. In addition, the Trustees considered that PIMCO may charge certain private funds with similar investment mandates lower fees than the Portfolios because such private funds are not required to accept daily redemptions or price their assets on a daily basis, generally do not accept small investors with small account balances and operate under a less onerous and proscriptive regulatory regime.

Regarding advisory fees charged by PIMCO in its capacity as sub-adviser to third party/unaffiliated funds, the Trustees took into account that such fees may be lower than the fees charged by PIMCO to serve as adviser to the Portfolios. The Trustees also took into account that there are various reasons for any such differences in fees, including, but not limited to, the fact that PIMCO may be subject to varying levels of entrepreneurial, legal and regulatory risk and different servicing requirements when PIMCO does not serve as the sponsor of a fund and is not principally responsible for all aspects of a fund’s investment program and operations as compared to when PIMCO serves as investment adviser and sponsor.

The Board considered the Portfolios’ supervisory and administrative fees, comparing them to similar funds managed by other investment advisers in the Broadridge Report. The Board also considered that, as the Portfolios’ business has become increasingly complex and the number of Portfolios has grown over time, PIMCO is responsible for providing a broad array of fund supervision and administrative functions, including, but not limited to: compliance oversight and testing, legal services, risk management, technology, shareholder servicing, reporting, business management and executive leadership. In addition, the Board considered the Trust’s unified fee structure, under which the Trust pays for the supervisory and administrative services it requires for one set fee for each Portfolio. In return for this unified fee, PIMCO provides or procures supervisory and administrative services and bears the costs of various third party services required by the Portfolios, including audit, custodial, portfolio accounting, ordinary legal, transfer agency, sub-accounting and printing costs. The Board further considered that many other funds pay for comparable services separately, and thus it is difficult to directly compare the Trust’s unified supervisory and administrative fees with the fees paid by other funds for administrative services alone. The Board also considered that the unified supervisory and administrative fee leads to Portfolio fees that are fixed over the contract period, rather than variable. The Board noted that, although the unified fee structure does not have breakpoints, it inherently reflects certain economies of scale by fixing the absolute level of Portfolio fees at competitive levels over the contract period even if the Portfolios’ operating costs rise, such as when assets remain flat or decrease. Other factors the Board considered in assessing the unified fee include PIMCO’s approach of pricing Portfolios at scale at inception and reinvesting in other important areas of the business that support the Portfolios. The Board considered historical advisory and/or supervisory and administrative (as may be applicable) fee reductions implemented for different Portfolios and classes, noting that the unified fee can be increased or decreased in subsequent contractual periods with Board approval and is subject to the periodic reviews discussed above. The Board noted that, with few exceptions, PIMCO has generally maintained Portfolio fees at the same level as implemented when the unified fee was adopted, and has reduced fees for a number of Portfolios in prior years. The Board concluded that the Portfolios’ supervisory and administrative fees were reasonable in relation to the value of the services provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Supervision and Administration Agreement represent, in effect, a cap on overall Portfolio fees during the contractual period, which is beneficial to the Portfolios and their shareholders.

The Board considered the Portfolios’ total expense ratios and discussed with PIMCO certain Portfolios and/or classes of Portfolios that had above median total expense ratios. Upon comparing the Portfolios’ total expense ratios to other funds in the “Peer Groups” provided by the Broadridge Report, where appropriate, the Board found total expense ratios of each Portfolio to be reasonable.

38	PIMCO VARIABLE INSURANCE TRUST

(Unaudited)

The Trustees also considered the advisory fees charged to the Portfolios that invest in other investment companies or operate as funds of funds (the “Funds of Funds”) and the advisory services provided in exchange for such fees. The Trustees determined that such services were in addition to the advisory services provided to the underlying funds in which the Funds of Funds may invest and, therefore, such services were not duplicative of the advisory services provided to the underlying funds. The Board also considered the various fee waiver agreements in place for the Funds of Funds. The Board noted that PIMCO is continuing waivers for these Funds of Funds, as well as for certain other Portfolios of the Trust.

Based on the information presented by PIMCO, Research Affiliates and Broadridge, members of the Board determined, in the exercise of their business judgment, that the level of the advisory fees and supervisory and administrative fees charged by PIMCO under the Agreements and the Subsidiary Agreements, the fees charged by Research Affiliates under the Asset Allocation Agreement, and the total expense ratios of each Portfolio, are reasonable.

5. ADVISER COSTS, LEVEL OF PROFITS AND ECONOMIES OF SCALE

The Board reviewed information regarding PIMCO’s costs of providing services to, as well as the resulting level of profits from, the Portfolios. To the extent applicable, the Board also reviewed information regarding the portion of a Portfolio’s advisory fee retained by PIMCO, following the payment of sub-advisory fees to Research Affiliates, with respect to the Portfolios. Additionally, the Board discussed PIMCO’s pre- and post-distribution profit margin ranges with respect to the Portfolios, as compared to the prior year. The Board also noted that it had received information regarding the structure and manner in which PIMCO’s investment professionals were compensated, and PIMCO’s view of the relationship of such compensation to the recruitment and retention of quality personnel. The Board considered PIMCO’s investment in global infrastructure, technology capabilities, risk management processes and qualified personnel to reinforce existing services, offer new services, and accommodate changing regulatory requirements.

The Board considered the existence of any economies of scale and noted that, to the extent that PIMCO achieves economies of scale in managing the Portfolios, PIMCO shares the benefits of such economies of scale, if any, with the Portfolios and their shareholders in a number of ways, including investing in portfolio and trade operations management, firm technology, middle and back office support, legal and compliance, and fund administration logistics; senior management supervision, governance and oversight of those services; and through fee reductions or waivers, the pricing of Portfolios to scale from inception and the enhancement of services provided to the Portfolios in return for fees paid. The Board considered that the Portfolios’ unified fee rates had been set competitively and/or priced to scale from inception, had been held steady during the contractual period at that scaled competitive rate for most Portfolios as assets grew, or as assets declined in the case of some Portfolios, and continued to be competitive compared with peers. The Board also considered that the unified fee is a transparent means of informing a Portfolio’s shareholders of the fees associated with the Portfolio, and that the Portfolio bears certain expenses that are not covered by the advisory fee or the unified fee. The Board further considered the challenges that arise when managing large funds, which can result in certain “diseconomies” of scale and noted that PIMCO has continued to reinvest in many areas of the business to support the Portfolios.

The Trustees considered that the unified fee has provided inherent economies of scale because a Portfolio maintains competitive fixed fees over the annual contract period even if the particular Portfolio’s assets decline and/or operating costs rise. The Trustees further considered that, in contrast, breakpoints may be a proxy for charging higher fees on lower asset levels and that when a fund’s assets decline, breakpoints may reverse, which causes expense ratios to increase. The Trustees also considered that, unlike the Portfolios’ unified fee structure, funds with “pass through” expense structures may experience increased expense ratios when fixed dollar fees are charged against declining fund assets. The Trustees also reviewed materials demonstrating the benefits of the unified fee to shareholders during market downturns and/or periods of high volatility. In addition, the Trustees considered that the unified fee protects shareholders from a rise in administrative and operating costs that may result from, among other things, PIMCO’s investments in various business enhancements and infrastructure, including those referenced above. The Trustees noted that PIMCO’s investments in these areas are extensive.

The Board concluded that the Portfolios’ cost structures were reasonable and that PIMCO is appropriately sharing economies of scale, if any, through the Portfolios’ unified fee structure, generally pricing Portfolios to scale at inception and reinvesting in its business to provide enhanced and expanded services to the Portfolios and their shareholders.

6. ANCILLARY BENEFITS

The Board considered other benefits realized by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust. Such benefits may include possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the Trust or third party service providers’ relationship-level fee concessions, which decrease fees paid by PIMCO. Such benefits also include ancillary benefits to PIMCO or its employees related to service or rate offers in financial firms’ other business lines, which can result in

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	39

Approval of Investment Advisory Contract and Other Agreements (N-CSR Item 11)	(Cont.)

PIMCO or its employees having access to more favorable products or rates. The Board also considered that affiliates of PIMCO provide distribution and/or shareholder services to the Portfolios and their shareholders, for which they may be compensated through distribution and servicing fees paid pursuant to the Portfolios’ Rule 12b-1 plans or otherwise. In addition, the Board considered that PIMCO may benefit indirectly from its use of the HUB technology platform, a joint venture between PIMCO, Man Group, S&P Global, Microsoft and State Street, and its recent strategic managed service arrangement with a third-party consultant. The Board noted that, while PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Portfolios, it has adopted a policy not to enter into contractual soft dollar arrangements.

7. CONCLUSIONS

Based on their review, including the comprehensive consideration and evaluation of each of the broad factors and information summarized above, the Independent Trustees and the Board as a whole concluded that the nature, extent and quality of the services rendered to the Portfolios by PIMCO and Research Affiliates supported the renewal of the Agreements and the Subsidiary Agreements. The Independent Trustees and the Board as a whole concluded that the Agreements and the Subsidiary Agreements continued to be fair and reasonable to the Portfolios and their shareholders, that the fees charged under the Investment Advisory Contract, Supervision and Administration Agreement and the Subsidiary Agreements and the fees charged by Research Affiliates under the Asset Allocation Agreement on behalf of the Portfolios were fair and reasonable in light of the services provided, and that the renewal of the Agreements and the Subsidiary Agreements was in the best interests of the Portfolios and their shareholders.

40	PIMCO VARIABLE INSURANCE TRUST

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Asset Allocation Sub-Adviser

Research Affiliates, LLC

660 Newport Center Drive, Suite 300

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank & Trust Co.

2323 Grand Boulevard, 5th Floor

Kansas City, MO 64108

Transfer Agent

SS&C Global Investor & Distribution Solutions, Inc.

80 Lamberton Road

Windsor, CT 06095

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Variable Insurance Trust.

pimco.com/pvit

PVITAALASSETFSTMAR_123125

PIMCO VARIABLE INSURANCE TRUST

Annual Financial and Other Information

December 31, 2025

PIMCO Balanced Allocation Portfolio

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. (The variable product prospectus may be obtained by contacting your Investment Consultant.)

Important Information About the PIMCO Balanced Allocation Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company that includes the PIMCO Balanced Allocation Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that equity funds and bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that equity funds and bond funds are subject to notable risks.

Among other things, equity and equity-related securities may decline in value due to both real and perceived general market, economic and industry conditions. The value of equity securities, such as common stocks and preferred securities, has historically risen and fallen in periodic cycles and may decline due to general market conditions, which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. Equity securities may also decline due to factors that affect a particular industry or industries, such as labor shortages, increased production costs and competitive conditions within an industry. In addition, the value of an equity security may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services, as well as the historical and prospective earnings of the issuer and the value of its assets. Different types of equity securities may react differently to these developments and a change in the financial condition of a single issuer may affect securities markets as a whole.

During a general downturn in the securities markets, multiple asset classes, including equity securities, may decline in value simultaneously. The market price of equity securities owned by the Portfolio may fluctuate, sometimes rapidly or unpredictably. Equity securities generally have greater price volatility than fixed income securities and common stocks generally have the greatest appreciation and depreciation potential of all corporate securities.

Bond funds and fixed income securities are subject to a variety of risks, including interest rate risk, liquidity risk and market risk. In an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed income securities and other instruments held by the Portfolio are likely to decrease in value. A wide variety of factors can cause interest rates or yields of U.S. Treasury securities (or yields of other types of bonds) to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Portfolio management will anticipate such movement accurately. The Portfolio may experience losses as a result of movements in interest rates.

Changing interest rates may have unpredictable effects on markets, which may detract from Portfolio performance. The interest rate environment has fluctuated in recent years, moving from historically low interest rates in 2020 and 2021 to high interest rates in 2022 and 2023 as a result of the U.S. Federal Reserve (the “Fed”) raising interest rates multiple times in efforts to combat inflation. Starting in late 2024 and again in 2025, the Fed lowered interest rates. It is uncertain whether rates will remain steady, increase or decrease in the future. As such, the Portfolio may face a heightened level of risk associated with changing interest rates and/or bond yields. This could be driven by a variety of factors, including but not limited to central bank monetary policies, changing inflation or real growth rates, general economic conditions, increasing bond issuances or reduced market demand for certain types of bonds or bonds generally. Further, while bond markets have steadily grown over the past three decades, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets”.

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than funds or securities with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets, or negatively impact the Portfolio’s performance or cause the Portfolio to incur losses. As a result, the Portfolio may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of the Portfolio.

The Portfolio may be subject to various risks as described in the Portfolio’s prospectus and in the Principal and Other Risks note in the Notes to Financial Statements.

Classifications of the Portfolio’s portfolio holdings in this report are made according to financial reporting standards. The classification of a particular portfolio holding as shown in the Schedule of Investments section of this report may differ from the classification used for the Portfolio’s compliance calculations, including those used in the Portfolio’s prospectus, investment objectives, regulatory and other investment limitations and policies, which may be based on different asset class, sector or geographical classifications. The Portfolio is separately monitored for compliance with respect to prospectus and regulatory requirements.

2	PIMCO VARIABLE INSURANCE TRUST

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

In February 2022, Russia launched an invasion of Ukraine. As a result, Russia and other countries, persons and entities that provided material aid to Russia’s aggression against Ukraine, have been the subject of economic sanctions and import and export controls imposed by countries throughout the world, including the United States. Such measures, including the United States’ enforcement of sanctions or other similar measures on various Russian entities and persons, and the Russian government’s response, have had and may continue to have an adverse effect on the Russian, Belarusian and other securities, instruments and economies, which may, in turn, negatively impact the Portfolio. The extent, duration and impact of Russia’s military action in Ukraine, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional, European and global economies and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors. Further, the Portfolio may have investments in securities and instruments that are economically tied to the region and may have been negatively impacted by the sanctions and counter-sanctions by Russia, including declines in value and reductions in liquidity. The sanctions may cause the Portfolio to sell portfolio holdings at a disadvantageous time or price or to continue to hold investments that the Portfolio may no longer seek to hold.

The United States’ enforcement of restrictions on U.S. investments in certain issuers and tariffs on goods from certain other countries has contributed to and may continue to contribute to international trade tensions and may impact portfolio securities. The U.S. government has indicated an intent to alter its approach to international trade policy, including in some cases renegotiating, modifying or terminating certain bilateral or multi-lateral trade arrangements with foreign countries, and it has proposed to take and/or taken related actions, including the imposition of or stated potential imposition of a broad range of tariffs. The imposition of tariffs, trade restrictions, currency restrictions or similar actions (or retaliatory measures taken in response) could lead to, for example, price volatility, reduced market sentiment, and changes in inflation expectations. These and other geopolitical events may contribute to increased instability in the U.S. and global economies and markets, which may have an adverse effect on the performance of the Portfolio and its investments.

Increased volatility in the U.S. and global markets could be harmful to the Portfolio, issuers in which it invests and other market participants and Portfolio service providers. For example, if a bank at which the Portfolio or issuer has an account fails, any cash or other assets in bank or custody accounts, which may be substantial in size, could be temporarily inaccessible or permanently lost by the Portfolio or issuer. If a bank that provides a subscription line credit facility, asset-based facility, other credit facility and/or other services to an issuer or to a fund fails, the issuer or fund could be unable to draw funds under its credit facilities or obtain replacement credit facilities or other services from other lending institutions with similar terms.

Issuers in which the Portfolio may invest can be affected by volatility in the banking sector. Even if banks used by issuers in which the Portfolio invests remain solvent, volatility in the banking sector could contribute to, cause or intensify an economic recession, increase the costs of capital and banking services or result in the issuers being unable to obtain or refinance indebtedness at all or on as favorable terms as could otherwise have been obtained. Potential impacts to the Portfolio and issuers resulting from volatility in the banking sector and accompanying market conditions and potential legislative or regulatory responses are uncertain. Such conditions and responses, as well as a changing interest rate environment, can contribute to decreased market liquidity and erode the value of certain holdings. Market volatility and uncertainty and/or a downturn in market and economic and financial conditions, as a result of developments in the banking sector or otherwise (including as a result of delayed access to cash or credit facilities), could have an adverse impact on the Portfolio and issuers in which it invests.

The following table discloses the inception dates of the Portfolio and its share class along with the Portfolio’s diversification status as of period end:

Portfolio Name	Portfolio Inception	Administrative Class	Diversification Status
PIMCO Balanced Allocation Portfolio	04/27/12	04/27/12	Diversified

An investment in the Portfolio is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Portfolio. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither this Portfolio’s prospectus nor summary prospectus, the Trust’s Statement of Additional Information (“SAI”), any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	3

Important Information About the PIMCO Balanced Allocation Portfolio	(Cont.)

(including this report) from or on behalf of the Trust or the Portfolio creates a contract between or among any shareholder of the Portfolio, on the one hand, and the Trust, the Portfolio, a service provider to the Trust or the Portfolio, and/or the Trustees or officers of the Trust, on the other hand. The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend the most recent prospectus or use a new prospectus, summary prospectus or SAI with respect to the Portfolio or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or the Portfolio is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to the Portfolio, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current prospectus or SAI.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Portfolio’s website at www.pimco.com/pvit, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Portfolio files portfolio holdings information with the SEC on Form N-PORT within 60 days of the end of each fiscal quarter. The Portfolio’s complete schedule of securities holdings as of the end of each fiscal quarter will be made available to the public on the SEC’s website at www.sec.gov and on PIMCO’s website at www.pimco.com/pvit, and will be made available, upon request, by calling PIMCO at (888) 87-PIMCO. In August 2024, the SEC adopted amendments to Form N-PORT requiring funds to file Form N-PORT reports on a monthly basis and within 30 days of month end, with each report being made public 60 days after month end. On April 16, 2025, the SEC extended the compliance date for Form N-PORT amendments and fund groups with $1 billion or more in net assets will be required to comply with the amendments for reports filed on or after November 17, 2027.

Paper copies of the Portfolio’s shareholder reports are required to be provided free of charge by the Portfolio, the insurance company or financial intermediary upon request.

In September 2023, the SEC adopted amendments to Rule 35d-1 under the Investment Company Act of 1940, as amended, the rule governing fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. Changes to a fund’s calculation methodology for derivatives instruments for purposes of Rule 35d-1 consistent with such amendments and applicable regulatory interpretations thereof will not constitute a change to a fund’s policy adopted pursuant to Rule 35d-1 and will not require notice or shareholder approval. The amendments became effective on December 11, 2023. On March 14, 2025, the SEC extended the compliance date from December 11, 2025 to June 11, 2026 for fund groups with $1 billion or more in net assets and modified the operation of the compliance dates to allow for compliance based on the timing of certain annual disclosure and reporting obligations that are tied to a fund’s fiscal year-end.

4	PIMCO VARIABLE INSURANCE TRUST

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ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	5

Financial Highlights	PIMCO Balanced Allocation Portfolio

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gain	Total
Administrative Class

12/31/2025	$9.11	$0.35	$1.10	$1.45	$(0.40)	$0.00	$(0.40)

12/31/2024	8.74	0.37	0.41	0.78	(0.41)	0.00	(0.41)

12/31/2023	7.81	0.30	0.87	1.17	(0.24)	0.00	(0.24)

12/31/2022	10.43	0.10	(1.76)	(1.66)	(0.08)	(0.88)	(0.96)

12/31/2021	10.33	0.02	1.07	1.09	(0.01)	(0.98)	(0.99)

^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
(a)

Net asset value includes adjustments required by U.S. GAAP. These values, and other performance figures relying on them, such as average annual total return data included in the Portfolio’s prospectus and in any shareholder reports, may differ from net asset values and performance reported elsewhere with respect to the Portfolio.

(b)	Per share amounts based on average number of shares outstanding during the year or period.
(c)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(d)

Total return figures include adjustments required by U.S. GAAP. These values, and other performance figures relying on them, such as average annual total return data included in the Portfolio’s prospectus and in any shareholder reports, may differ from net asset values and performance reported elsewhere with respect to the Portfolio. Additionally, excludes applicable initial sales charges, contingent deferred sales charges and Variable Contract fees or expenses.

(e)

Ratios shown do not include expenses of the investment companies in which the Portfolio may invest. See Note 9, Fees and Expenses, in the Notes to Financial Statements for more information regarding the expenses and any applicable fee waivers associated with these investments.

6	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets(e)
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses	Expenses Excluding Waivers	Expenses Excluding Interest Expense	Expenses Excluding Interest Expense and Waivers	Net Investment Income (Loss)	Portfolio Turnover Rate

$10.16	16.22%	$142,946	0.80%	0.86%	0.80%	0.86%	3.65%	263%

9.11	8.95	149,685	0.85	0.89	0.82	0.86	4.12	198

8.74	15.09	163,835	0.84	0.88	0.82	0.86	3.64	345

7.81	(16.12)	167,622	0.84	0.87	0.83	0.86	1.10	327

10.43	10.96	224,774	0.83	0.86	0.83	0.86	0.24	280

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	7

Statement of Assets and Liabilities	PIMCO Balanced Allocation Portfolio	December 31, 2025

(Amounts in thousands†, except per share amounts)

Assets:

Investments, at value
Investments in securities*	$97,170
Investments in Affiliates	47,461
Financial Derivative Instruments
Exchange-traded or centrally cleared	22
Over the counter	1
Cash	1,614
Deposits with counterparty	5,158
Foreign currency, at value	36
Receivable for investments in Affiliates sold	100
Receivable for TBA investments sold	6,892
Interest and/or dividends receivable	218
Dividends receivable from Affiliates	182
Reimbursement receivable from PIMCO	9
Total Assets	158,863

Liabilities:

Financial Derivative Instruments
Exchange-traded or centrally cleared	$607
Over the counter	1
Payable for investments in Affiliates purchased	170
Payable for TBA investments purchased	13,758
Deposits from counterparty	1,169
Payable for Portfolio shares redeemed	104
Accrued investment advisory fees	83
Accrued supervisory and administrative fees	6
Accrued servicing fees	19
Total Liabilities	15,917

Commitments and Contingent Liabilities^

Net Assets	$142,946

Net Assets Consist of:

Paid in capital	$139,229
Distributable earnings (accumulated loss)	3,717

Net Assets	$142,946

Net Assets:

Administrative Class	$142,946

Shares Issued and Outstanding:

Administrative Class	14,074

Net Asset Value Per Share Outstanding(a):

Administrative Class	$10.16

Cost of investments in securities	$100,260
Cost of investments in Affiliates	$48,297
Cost of foreign currency held	$38
Cost or premiums of financial derivative instruments, net	$131

* Includes repurchase agreements of:	$60,600

†	A zero balance may reflect actual amounts rounding to less than one thousand.
^	See Note 9, Fees and Expenses, in the Notes to Financial Statements for more information.
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Portfolio.

8	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Statement of Operations	PIMCO Balanced Allocation Portfolio

Year Ended December 31, 2025
(Amounts in thousands†)

Investment Income:

Interest	$4,273
Dividends from Investments in Affiliates	2,262
Total Income	6,535

Expenses:

Investment advisory fees	967
Supervisory and administrative fees	73
Distribution and/or servicing fees - Administrative Class	220
Trustee fees	7
Interest expense	5
Miscellaneous expense	2
Total Expenses	1,274
Waiver and/or Reimbursement by PIMCO	(84)
Net Expenses	1,190

Net Investment Income (Loss)	5,345

Net Realized Gain (Loss):

Investments in securities	(457)
Investments in Affiliates	(4)
Exchange-traded or centrally cleared financial derivative instruments	13,662
Over the counter financial derivative instruments	(1)
Foreign currency	1

Net Realized Gain (Loss)	13,201

Net Change in Unrealized Appreciation (Depreciation):

Investments in securities	1,420
Investments in Affiliates	664
Exchange-traded or centrally cleared financial derivative instruments	1,385
Over the counter financial derivative instruments	(2)
Foreign currency assets and liabilities	3

Net Change in Unrealized Appreciation (Depreciation)	3,470

Net Increase (Decrease) in Net Assets Resulting from Operations	$22,016

†	A zero balance may reflect actual amounts rounding to less than one thousand.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	9

Statements of Changes in Net Assets	PIMCO Balanced Allocation Portfolio

(Amounts in thousands†)	Year Ended December 31, 2025	Year Ended December 31, 2024

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$5,345	$6,560
Net realized gain (loss)	13,201	12,816
Net change in unrealized appreciation (depreciation)	3,470	(5,581)

Net Increase (Decrease) in Net Assets Resulting from Operations	22,016	13,795

Distributions to Shareholders:

From net investment income and/or net realized capital gains
Administrative Class	(6,000)	(7,000)

Total Distributions(a)	(6,000)	(7,000)

Portfolio Share Transactions:

Net increase (decrease) resulting from Portfolio share transactions*	(22,755)	(20,945)

Total Increase (Decrease) in Net Assets	(6,739)	(14,150)

Net Assets:

Beginning of year	149,685	163,835
End of year	$142,946	$149,685

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

10	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Schedule of Investments	PIMCO Balanced Allocation Portfolio	December 31, 2025

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 68.0%

CORPORATE BONDS & NOTES 4.1%

BANKING & FINANCE 2.8%

American Express Co.
5.850% due 11/05/2027	$300	$310

Bank of America Corp.
1.658% due 03/11/2027 •	200	199

Barclays PLC
4.972% due 05/16/2029 •	200	203

Blackstone Holdings Finance Co. LLC
5.900% due 11/03/2027	200	207

Broadstone Net Lease LLC
2.600% due 09/15/2031	100	89

Brookfield Finance, Inc.
4.850% due 03/29/2029	100	102

Carlyle Finance Subsidiary LLC
3.500% due 09/19/2029	100	97

Corebridge Financial, Inc.
3.850% due 04/05/2029	200	197

Credit Suisse AG AT1 Claim	400	118

Goldman Sachs Group, Inc.
3.691% due 06/05/2028 •	400	398

HSBC Holdings PLC
4.583% due 06/19/2029 •	200	202

JPMorgan Chase & Co.
3.782% due 02/01/2028 •	300	299

LXP Industrial Trust
2.375% due 10/01/2031	300	263

Mitsubishi UFJ Financial Group, Inc.
2.757% due 09/13/2026	200	198

Morgan Stanley
4.968% (SOFRRATE + 1.020%) due 04/13/2028 ~	200	201
5.652% due 04/13/2028 •	100	102

NatWest Group PLC
1.642% due 06/14/2027 •	200	198

Realty Income Corp.
3.100% due 12/15/2029	100	96
4.000% due 07/15/2029	100	100

Sabra Health Care LP
3.900% due 10/15/2029	100	98

Wells Fargo & Co.
3.196% due 06/17/2027 •	100	100
4.150% due 01/24/2029	200	201

		3,978

INDUSTRIALS 1.2%

Air Canada Pass-Through Trust
3.750% due 06/15/2029	54	53

American Airlines Pass-Through Trust
3.500% due 08/15/2033	140	130

Beignet Investor LLC
6.581% due 05/30/2049	630	666

British Airways Pass-Through Trust
3.300% due 06/15/2034	215	204

Broadcom, Inc.
3.187% due 11/15/2036	100	85

Choice Hotels International, Inc.
3.700% due 12/01/2029	100	97

Energy Transfer LP
3.900% due 07/15/2026	100	100

Gartner, Inc.
5.600% due 11/20/2035	100	100

Nissan Motor Co. Ltd.
4.345% due 09/17/2027	300	296

Penske Truck Leasing Co. LP/PTL Finance Corp.
4.450% due 01/29/2026	100	100

		1,831

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
UTILITIES 0.1%

ONEOK, Inc.
4.550% due 07/15/2028		$100	$101

Total Corporate Bonds & Notes (Cost $5,884)			5,910

U.S. GOVERNMENT AGENCIES 7.1%

Federal Home Loan Mortgage Corp.
2.500% due 09/01/2051		910	771

Federal National Mortgage Association
2.500% due 12/01/2051		449	381
4.000% due 10/01/2042		65	64
4.500% due 07/01/2053 - 12/01/2053		1,918	1,878

Federal National Mortgage Association REMICS
4.723% due 11/25/2046 •		73	73
4.773% due 07/25/2046 •		25	25
4.793% due 09/25/2046 •		28	27

Uniform Mortgage-Backed Security, TBA
3.000% due 02/01/2056		2,600	2,298
4.000% due 02/01/2056		3,400	3,223
4.500% due 02/01/2056		1,400	1,366

Total U.S. Government Agencies (Cost $9,970)			10,106

U.S. TREASURY OBLIGATIONS 12.3%

U.S. Treasury Bonds
1.750% due 08/15/2041		1,100	743
1.875% due 02/15/2041		600	419
2.000% due 11/15/2041		2,000	1,397
2.250% due 05/15/2041		3,400	2,502
2.375% due 02/15/2042		200	147
2.375% due 05/15/2051		2,200	1,387
4.125% due 08/15/2044		1,100	1,010
4.750% due 08/15/2055		1,100	1,082

U.S. Treasury Inflation Protected Securities (a)
1.750% due 01/15/2034		1,589	1,581
2.125% due 01/15/2035		825	840

U.S. Treasury Notes
0.375% due 09/30/2027		100	95
0.500% due 10/31/2027		100	95
0.625% due 11/30/2027		300	284
0.750% due 01/31/2028		1,400	1,324
3.500% due 09/30/2029		2,000	1,992
4.000% due 06/30/2028		1,800	1,821
4.125% due 10/31/2027		900	910

Total U.S. Treasury Obligations (Cost $20,819)			17,629

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.3%

Banc of America Funding Trust
4.376% due 08/27/2036 ~		63	61

Bank
4.165% due 05/15/2061 ~		47	47

Citigroup Mortgage Loan Trust, Inc.
5.019% due 07/25/2037 ~		29	26

Deutsche Alt-B Securities, Inc. Mortgage Loan Trust
6.500% due 10/25/2036 þ		23	20

Grifonas Finance No. 1 PLC
2.344% due 08/28/2039 •	EUR	10	12

Lehman XS Trust
4.246% due 07/25/2047 •		$166	166

Morgan Stanley Capital I Trust
3.912% due 09/09/2032		100	90

Total Non-Agency Mortgage-Backed Securities (Cost $421)			422

ASSET-BACKED SECURITIES 1.5%

AUTOMOBILE SEQUENTIAL 0.4%

Upgrade Auto Receivables Trust
4.540% due 05/15/2029		500	501

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CMBS OTHER 0.1%

PFP Ltd.
5.610% due 09/17/2039 •		$106	$107

HOME EQUITY OTHER 0.9%

CIT Mortgage Loan Trust
5.346% due 10/25/2037 •		64	65

Countrywide Asset-Backed Certificates Trust
4.046% due 06/25/2047 •		90	81
4.306% due 05/25/2037 •		424	398

Fremont Home Loan Trust
4.146% due 10/25/2036 •		339	136

GSAMP Trust
4.626% due 07/25/2045 •		21	21

JP Morgan Mortgage Acquisition Corp.
4.431% due 05/25/2035 •		53	53

Long Beach Mortgage Loan Trust
4.896% due 06/25/2035 •		145	143

Morgan Stanley ABS Capital I, Inc. Trust
3.976% due 10/25/2036 •		111	100

Option One Mortgage Loan Trust
4.611% due 08/25/2035 •		57	57

Structured Asset Investment Loan Trust
4.191% due 07/25/2036 •		490	286

			1,340

OTHER ABS 0.1%

ECMC Group Student Loan Trust
4.739% due 02/27/2068 •		37	37

Vibrant CLO XI Ltd.
5.266% due 07/20/2032 •		79	78

			115

Total Asset-Backed Securities (Cost $2,143)			2,063

SOVEREIGN ISSUES 0.3%

Cassa Depositi e Prestiti SpA
5.875% due 04/30/2029		300	316

Japan Government Thirty Year Bonds
3.200% due 09/20/2055	JPY	20,000	124

Total Sovereign Issues (Cost $423)			440

SHORT-TERM INSTRUMENTS 42.4%

REPURCHASE AGREEMENTS (c) 42.4%
			60,600

Total Short-Term Instruments (Cost $60,600)			60,600

Total Investments in Securities (Cost $100,260)			97,170

		SHARES
INVESTMENTS IN AFFILIATES 33.2%

MUTUAL FUNDS (b) 15.0%

PIMCO Income Fund		1,442,819	15,856

PIMCO Mortgage-Backed Securities Active Exchange-Traded Fund		112,600	5,596

Total Mutual Funds (Cost $22,323)			21,452

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	11

Schedule of Investments	PIMCO Balanced Allocation Portfolio	(Cont.)

	SHARES	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 18.2%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 18.2%

PIMCO Short-Term Floating NAV Portfolio III	2,670,063	$26,009

Total Short-Term Instruments (Cost $25,974)		26,009

Total Investments in Affiliates (Cost $48,297)		47,461

Total Investments 101.2% (Cost $148,557)		$144,631

Financial Derivative Instruments (d)(e) (0.4)% (Cost or Premiums, net $131)		(585)

Other Assets and Liabilities, net (0.8)%		(1,100)

Net Assets 100.0%		$142,946

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Principal amount of security is adjusted for inflation.

(b)	Institutional Class Shares of each Fund.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(c) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
SAL	3.930%	12/31/2025	01/02/2026	$60,600	U.S. Treasury Bills 0.000% due 12/24/2026	$(61,839)	$60,600	$60,613

Total Repurchase Agreements						$(61,839)	$60,600	$60,613

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of December 31, 2025:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
SAL	$60,613	$0	$0	$60,613	$(61,839)	$(1,226)

Total Borrowings and Other Financing Transactions	$60,613	$0	$0

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

12	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

December 31, 2025

(d) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Australia Government 10-Year Bond March Futures	03/2026	10	$731	$2	$1	$0
E-Mini S&P 500 Index March Futures	03/2026	145	49,971	190	0	(375)
Mini MSCI EAFE Index March Futures	03/2026	247	35,841	39	0	(200)
U.S. Treasury 2-Year Note March Futures	03/2026	12	2,505	2	0	(1)
U.S. Treasury 5-Year Note March Futures	03/2026	72	7,870	(1)	0	(9)
U.S. Treasury 10-Year Note March Futures	03/2026	65	7,308	(13)	0	(13)
U.S. Treasury Ultra Long-Term Bond March Futures	03/2026	6	708	(10)	0	(2)

				$209	$1	$(600)

SHORT FUTURES CONTRACTS
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Ultra Treasury 10-Year Note March Futures	03/2026	43	$(4,946)	$11	$8	$0

Total Futures Contracts				$220	$9	$(600)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2025(2)	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
									Asset	Liability
Deutsche Bank	1.000%	Quarterly	12/20/2032	1.011%	EUR 150	$(2)	$2	$0	$0	$0

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
									Asset	Liability
Receive	1-Day USD-SOFR Compounded-OIS	3.620%	Annual	02/14/2030	$2,100	$33	$(37)	$(4)	$3	$0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.290	Annual	05/31/2030	932	0	4	4	1	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.375	Annual	05/31/2030	1,300	1	0	1	2	0
Receive	1-Day USD-SOFR Compounded-OIS	4.012	Annual	02/14/2035	1,100	0	(20)	(20)	2	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.640	Annual	08/15/2035	300	1	2	3	1	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.700	Annual	08/15/2035	300	0	2	2	1	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.715	Annual	08/15/2035	533	1	1	2	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	02/12/2055	600	97	28	125	2	0

						$133	$(20)	$113	$13	$0

Total Swap Agreements						$131	$(18)	$113	$13	$0

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of December 31, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability(6)			Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures		Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$9	$13	$22	$0		$(607)	$0	$ (607)

Cash of $5,158 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2025. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	13

Schedule of Investments	PIMCO Balanced Allocation Portfolio	(Cont.)

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(6)	Unsettled variation margin liability of $(7) for closed futures is outstanding at period end.

(e) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BRC	01/2026		$11	TRY	506	$1	$0

CBK	01/2026	AUD	34		$22	0	0

MBC	01/2026	CAD	19		13	0	0
	01/2026	JPY	10,537		68	0	0

SCX	01/2026		8,648		56	0	0

SOG	01/2026	EUR	36		42	0	(1)

Total Forward Foreign Currency Contracts						$1	$(1)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of December 31, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(1)
BRC	$1	$0	$0	$1	$0	$0	$0	$0	$1	$0	$1
SOG	0	0	0	0	(1)	0	0	(1)	(1)	0	(1)

Total Over the Counter	$1	$0	$0	$1	$(1)	$0	$0	$(1)

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Statement of Assets and Liabilities as of December 31, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$9	$9
Swap Agreements	0	0	0	0	13	13

	$0	$0	$0	$0	$22	$22

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1	$0	$1

	$0	$0	$0	$1	$22	$23

14	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

December 31, 2025

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$582	$0	$25	$607

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1	$0	$1

	$0	$0	$582	$1	$25	$608

The effect of Financial Derivative Instruments on the Statement of Operations for the period ended December 31, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$13,441	$0	$196	$13,637
Swap Agreements	0	55	0	0	(30)	25

	$0	$55	$13,441	$0	$166	$13,662

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(1)	$0	$(1)

	$0	$55	$13,441	$(1)	$166	$13,661

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$1,410	$0	$13	$1,423
Swap Agreements	0	(18)	0	0	(20)	(38)

	$0	$(18)	$1,410	$0	$(7)	$1,385

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(2)	$0	$(2)

	$0	$(18)	$1,410	$(2)	$(7)	$1,383

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of December 31, 2025 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2025
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$3,978	$0	$3,978
Industrials	0	1,831	0	1,831
Utilities	0	101	0	101
U.S. Government Agencies	0	10,106	0	10,106
U.S. Treasury Obligations	0	17,629	0	17,629
Non-Agency Mortgage-Backed Securities	0	422	0	422
Asset-Backed Securities
Automobile Sequential	0	501	0	501
CMBS Other	0	107	0	107
Home Equity Other	0	1,340	0	1,340
Other ABS	0	115	0	115
Sovereign Issues	0	440	0	440
Short-Term Instruments
Repurchase Agreements	0	60,600	0	60,600

	$0	$97,170	$0	$97,170

Investments in Affiliates, at Value
Mutual Funds	21,452	0	0	21,452

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2025
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$26,009	$0	$0	$26,009

	$47,461	$0	$0	$47,461

Total Investments	$47,461	$97,170	$0	$144,631

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	1	21	0	22
Over the counter	0	1	0	1

	$1	$22	$0	$23

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(575)	(25)	0	(600)
Over the counter	0	(1)	0	(1)

	$(575)	$(26)	$0	$(601)

Total Financial Derivative Instruments	$(574)	$(4)	$0	$(578)

Totals	$46,887	$97,166	$0	$144,053

There were no significant transfers into or out of Level 3 during the period ended December 31, 2025.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	15

Notes to Financial Statements

1. ORGANIZATION

PIMCO Variable Insurance Trust (the “Trust”) is a Delaware statutory trust established under a trust instrument dated October 3, 1997. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans. Information presented in these financial statements pertains to the Administrative Class shares of the PIMCO Balanced Allocation Portfolio (the “Portfolio”) offered by the Trust. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Portfolio.

Hereinafter, the Board of Trustees of the Portfolio shall be collectively referred to as the “Board.”

The Portfolio has adopted the Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280) — Improvements to Reportable Segment Disclosures. Adoption of the standard impacted financial statement disclosures only and did not affect the Portfolio’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and to assess its performance, and has discrete financial information available. The Officers, as listed in the Management of the Trust section of the most recent Statement of Additional Information, act as the Portfolio’s CODM. The Portfolio represents a single operating segment, as the CODM monitors the operating results of the Portfolio as a whole and the Portfolio’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Portfolio’s portfolio managers as a team. The financial information in the form of the Portfolio’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Portfolio’s comparative benchmarks and to make resource allocation decisions for the Portfolio’s single segment, is consistent with that presented within the Portfolio’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Portfolio is treated as an investment company under the reporting requirements of U.S. GAAP, including but not limited to ASC 946. The functional and reporting currency for the Portfolio is the U.S. dollar. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statement of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Statement of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt

16	PIMCO VARIABLE INSURANCE TRUST

December 31, 2025

obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable. A debt obligation may be granted, in certain situations, a contractual or non-contractual forbearance for interest payments that are expected to be paid after agreed upon pay dates.

(b) Foreign Currency Translation The market values of foreign securities, currency holdings and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Portfolio does not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) from investments on the Statement of Operations. The Portfolio may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains (losses) arising from sales of spot foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Statement of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Statement of Operations.

(c) Distributions to Shareholders Distributions from net investment income, if any, are declared and distributed to shareholders quarterly. In addition, the Portfolio distributes any net capital gains it earns from the sale of portfolio securities to shareholders no less frequently than annually. The Portfolio may revise its distribution policy or postpone the payment of distributions at any time.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income distributions and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Separately, if the Portfolio determines or estimates, as applicable, that a portion of a distribution may be comprised of amounts from sources other than net investment income in accordance with its policies, accounting records (if applicable) and accounting practices, the Portfolio will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. For these purposes, the Portfolio determines or estimates, as applicable, the source or sources from which a distribution is paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is determined or estimated, as applicable, that a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between the Portfolio’s daily internal accounting records and practices, the Portfolio’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, the Portfolio’s internal accounting records and practices may take into account, among other factors, tax-related characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include but are not limited to, for certain funds, the treatment of periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible that the Portfolio may not issue a Section 19 Notice in situations where the Portfolio’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Final determination of a distribution’s tax character will be provided to shareholders when such information is available.

Distributions classified as a tax basis return of capital at the Portfolio’s fiscal year end, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital on the Statement of Assets and Liabilities. In addition, other amounts have been reclassified between distributable earnings (accumulated loss) and paid in capital on the Statement of Assets and Liabilities to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(d) New Accounting Pronouncements and Regulatory Updates In September 2023, the U.S. Securities and Exchange Commission (“SEC”) adopted amendments to Rule 35d-1 under the Act, which governs fund naming conventions (the “Names Rule”). In general, the

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	17

Notes to Financial Statements	(Cont.)

Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. Changes to a fund’s calculation methodology for derivatives instruments for purposes of Rule 35d-1 consistent with such amendments and applicable regulatory interpretations thereof will not constitute a change to a fund’s policy adopted pursuant to Rule 35d-1 and will not require notice or shareholder approval. The amendments became effective December 11, 2023. On March 14, 2025, the SEC extended the compliance date from December 11, 2025 to June 11, 2026 for fund groups with $1 billion or more in net assets and modified the operation of the compliance dates to allow for compliance based on the timing of certain annual disclosure and reporting obligations that are tied to a fund’s fiscal year-end. At this time, management is evaluating the implications of these changes on the financial statements.

In December 2023, FASB issued ASU 2023-09, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. Management has implemented changes in connection with the amendments and where applicable included additional disclosure in the Notes to Financial Statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The NAV of the Portfolio’s shares, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Portfolio or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Portfolio’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolio or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Portfolio may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The

Portfolio generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Portfolio may calculate its NAV as of the NYSE Close for such day or such other time that the Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange or the NYSE Close if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated PIMCO as the valuation designee (“Valuation Designee”) for the Portfolio to perform the fair value determination relating to all Portfolio investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of portfolio investments. The Valuation Designee may value portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those

18	PIMCO VARIABLE INSURANCE TRUST

December 31, 2025

securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, exchange-traded funds (“ETFs”), exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures, are valued at the settlement price determined by the relevant exchange. Swap agreements and swaptions are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Portfolio’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Portfolio may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Portfolio’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing

Sources. As a result, the value of such investments and, in turn, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio’s next calculated NAV. An alternative exchange rate may be obtained from a Pricing Source or an exchange rate may otherwise be determined if believed to be more reflective of the rates at which the Portfolio may transact.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and procedures are intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold. The Portfolio’s use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Frequent or Excessive Purchases, Exchanges and Redemptions” section in the Portfolio’s prospectus.

Under certain circumstances, the per share NAV of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

∎

Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	19

Notes to Financial Statements	(Cont.)

or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

∎	Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between fair value Levels of the Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

20	PIMCO VARIABLE INSURANCE TRUST

December 31, 2025

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing

Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

The Portfolio may invest in a combination of affiliated and unaffiliated funds, which may or may not be registered under the Act. The Portfolio may invest in Institutional Class or Class M shares of any funds of the PIMCO Funds and PIMCO Equity Series, affiliated open-end investment companies, except funds of funds (“Underlying PIMCO Funds”), other affiliated funds, including funds of PIMCO ETF Trust, and unaffiliated funds, which may or may not be registered under the Act (collectively, “Acquired Funds”).The Portfolio may invest in such funds to the extent permitted under the Act. The Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. A complete schedule of portfolio holdings for each affiliate fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available at the SEC’s website at www.sec.gov. A copy of each Acquired Fund’s shareholder report is also available at the SEC’s website at www.sec.gov, and a copy of each affiliate fund’s shareholder report is available on the Portfolio’s website at www.pimco.com, or upon request, as applicable. The table below shows the Portfolio’s transactions in and earnings from investments in the affiliated Funds for the period ended December 31, 2025 (amounts in thousands†):

Underlying PIMCO Funds	Market Value 12/31/2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 12/31/2025	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO Income Fund	$14,280	$921	$0	$0	$655	$15,856	$921	$0

PIMCO Mortgage-Backed Securities Active Exchange-Traded Fund	0	5,591	0	0	5	5,596	95	0

PIMCO Short-Term Floating NAV Portfolio III	28,064	105,445	(107,500)	(4)	4	26,009	1,246	0

Totals	$42,344	$111,957	$(107,500)	$(4)	$664	$47,461	$2,262	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund, unless otherwise advised on IRS Form 1099-DIV. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	21

Notes to Financial Statements	(Cont.)

(b) Investments in Securities

The Portfolio may utilize the investments and strategies described below to the extent permitted by the Portfolio’s investment policies.

Inflation-Indexed Bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury Inflation-Protected Securities (“TIPS”). For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Mortgage-Related and Other Asset-Backed Securities directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are interests in pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal payments. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including, but not limited to, auto loans, accounts receivable such as credit card receivables and hospital account receivables, home equity loans, student loans, boat loans, mobile home loans, recreational vehicle loans, manufactured housing loans, aircraft leases, computer leases, syndicated bank loans, peer-to-peer loans and litigation finance loans. The Portfolio may invest in any level of the capital structure of an issuer or mortgage-backed or asset-backed securities, including the equity or “first loss” tranche.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs, CLOs and other CDOs are types of asset-backed securities. A CBO is a trust which is often backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. Other CDOs are trusts backed by other types of assets representing obligations of various parties. For CBOs, CLOs and other CDOs, the cash flows from the trust are split into portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche which bears the first loss from any defaults from the bonds or loans in the trust, although more senior tranches may also bear losses. Since they are partially protected from defaults, senior tranches from a CBO trust, CLO trust or trust of another CDO typically have higher ratings and lower yields than their underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CBO, CLO or other CDO tranches can experience substantial losses due to actual defaults, downgrades of the underlying collateral by rating agencies, forced liquidation of the collateral pool due to a failure of coverage tests, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CBO, CLO or other CDO securities as a class. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Portfolio invests. In addition to the normal risks associated with fixed income securities discussed elsewhere in this report and the Portfolio’s prospectus and statement of additional information (e.g., prepayment risk, credit risk, liquidity risk, market risk, structural risk, legal risk and interest rate risk (which may be exacerbated if the interest rate payable on a structured financing changes based on multiples of changes in interest rates or inversely to changes in interest rates)), CBOs, CLOs and other CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) risks related to the capability of the servicer of the securitized assets, (iv) the risk that the Portfolio may invest in CBOs, CLOs, or other CDOs that are subordinate to other classes, (v) the structure and complexity of the transaction and the legal documents may not be fully understood at the time of investment and could lead to disputes with the issuer or among

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investors regarding the characterization of proceeds or unexpected investment results, and (vi) the CDO’s manager may perform poorly.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Securities Issued by U.S. Government Agencies or Government-Sponsored Enterprises are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. The U.S. Government does not guarantee the net asset value of the Portfolio’s shares. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks, credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC is a government sponsored corporation that issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

In June 2019, FNMA and FHLMC started issuing Uniform Mortgage-Backed Securities in place of their current offerings of TBA-eligible securities (the “Single Security Initiative”). The Single Security Initiative seeks to support the overall liquidity of the TBA market and aligns the characteristics of FNMA and FHLMC certificates. The long-term effects that the Single Security Initiative may have on the market for TBA and other mortgage-backed securities are uncertain.

Roll-timing strategies can be used where the Portfolio seeks to extend the expiration or maturity of a position, such as a TBA security on an underlying asset, by closing out the position before expiration and contemporaneously opening a new position with respect to substantially the same underlying asset with a later expiration date. TBA securities purchased or sold are reflected on the Statement of Assets and Liabilities as an asset or liability, respectively. Recently finalized FINRA rules include mandatory margin requirements for the TBA market that require the Portfolio to post collateral in connection with its TBA transactions. There is no similar requirement applicable to the Portfolio’s TBA counterparties. The required collateralization of TBA trades could increase the cost of TBA transactions to the Portfolio and impose added operational complexity.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may enter into the borrowings and other financing transactions described below to the extent permitted by the Portfolio’s investment policies.

The following disclosures contain information on the Portfolio’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Portfolio. The location of these instruments in the Portfolio’s financial statements is described below.

(a) Repurchase Agreements Under the terms of a typical repurchase agreement, the Portfolio purchases an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. In an open maturity repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Portfolio or counterparty at any time. The underlying securities for all repurchase agreements are held by the Portfolio’s custodian or designated subcustodians (in the case of tri-party repurchase agreements). Traditionally, the Portfolio has used bilateral repurchase agreements wherein the underlying securities will be held by the Portfolio’s custodian. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, if any, including accrued interest, are included on the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of

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Notes to Financial Statements	(Cont.)

Operations. In periods of increased demand for collateral, the Portfolio may pay a fee for the receipt of collateral, which may result in interest expense to the Portfolio.

(b) Interfund Lending In accordance with an exemptive order (the “Order”) from the SEC, each Portfolio of the Trust may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Portfolio’s investment policies and restrictions. Each Portfolio is currently permitted to borrow under the Interfund Lending Program. A lending portfolio may lend in aggregate up to 15% of its current net assets at the time of the interfund loan, but may not lend more than 5% of its net assets to any one borrowing portfolio through the Interfund Lending Program. A borrowing portfolio may not borrow through the Interfund Lending Program or from any other source if its total outstanding borrowings immediately after the borrowing would be more than 33 1/3% of its total assets (or any lower threshold provided for by the portfolio’s investment restrictions). If a borrowing portfolio’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interfund loan rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending portfolio and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended December 31, 2025, the Portfolio did not participate in the Interfund Lending Program.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The Portfolio may enter into the financial derivative instruments described below to the extent permitted by the Portfolio’s investment policies.

The following disclosures contain information on how and why the Portfolio uses financial derivative instruments, and how financial derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedule of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Schedule of Investments, serve as indicators of the volume of financial derivative activity for the Portfolio.

(a) Forward Foreign Currency Contracts may be engaged, in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily, and the change in value is recorded by the Portfolio as an unrealized gain (loss). Realized gains (losses) are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain (loss) reflected on the Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

(b) Futures Contracts are agreements to buy or sell a security or other asset for a set price on a future date and are traded on an exchange. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by the Portfolio (“Futures Variation Margin”). Futures Variation Margins, if any, are disclosed within centrally cleared financial derivative instruments on the Statement of Assets and Liabilities. Gains (losses) are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the Futures Variation Margin included within exchange traded or centrally cleared financial derivative instruments on the Statement of Assets and Liabilities.

(c) Swap Agreements are bilaterally negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the

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over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). The Portfolio may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Centrally Cleared Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Statement of Operations. Daily changes in valuation of centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared financial derivative instruments on the Statement of Assets and Liabilities. Centrally Cleared and OTC swap payments received or paid at the beginning of the measurement period are included on the Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gain (loss) on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain (loss) on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gain (loss) on the Statement of Operations.

For purposes of applying certain of the Portfolio’s investment policies and restrictions, swap agreements, like other derivative instruments, may be valued by the Portfolio at market value, notional value or full exposure value. In the case of a credit default swap, in applying certain of the Portfolio’s investment policies and restrictions, the Portfolio will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of the Portfolio’s other investment policies and restrictions. For example, the Portfolio may value credit default swaps at full exposure value for purposes of the Portfolio’s credit quality guidelines (if any) because such value in general better reflects the Portfolio’s actual economic exposure during the term of the credit default swap agreement. As a result, the Portfolio may, at times, have notional exposure to an asset class (before netting) that is greater or lesser than the stated limit or restriction noted in the Portfolio’s prospectus. In this context, both the notional amount and the market value may be positive or negative depending on whether the Portfolio is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by the Portfolio for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may fail to perform or meet an obligation or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates or the values of the asset upon which the swap is based.

The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk may be mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral to the Portfolio to cover the Portfolio’s exposure to the counterparty.

To the extent the Portfolio has a policy to limit the net amount owed to or to be received from a single counterparty under existing swap agreements, such limitation only applies to counterparties to OTC swaps and does not apply to centrally cleared swaps where the counterparty is a central counterparty or derivatives clearing organization.

Credit Default Swap Agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues are entered into to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the swap agreement, undergoes a certain credit event. As a seller of protection on credit default swap agreements, the Portfolio will generally receive from the

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Notes to Financial Statements	(Cont.)

buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap.

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

Credit default swap agreements on credit indexes involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indexes are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indexes may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets and/or various credit ratings within each sector. Credit indexes are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indexes changes periodically, usually every six months, and for most indexes, each name has an equal weight in the index. Credit default swaps on credit indexes may be used to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indexes are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues as of period end, if any, are disclosed in the Notes to Schedule of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indexes, the quoted market prices and resulting values, as well as the annual payment rate, serve as an indication of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Portfolio as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which the Portfolio is the seller of protection are disclosed in the Notes to Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or entities.

Interest Rate Swap Agreements may be entered into to help hedge against interest rate risk exposure as the value of the fixed rate bonds that the Portfolio holds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at

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prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Portfolio with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

7. PRINCIPAL AND OTHER RISKS

(a) Principal Risks

The principal risks of investing in the Portfolio, which could adversely affect its net asset value, yield and total return, are listed below. The principal risks of investing in the Portfolio include risks from direct investments and/or indirect exposure through investment in Acquired Funds or Underlying PIMCO Funds. Please see “Description of Principal Risks” in the Portfolio’s prospectus for a more detailed description of the risks of investing in the Portfolio.

Allocation Risk is the risk that the Portfolio could experience losses as a result of less than optimal or poor asset allocation decisions. The Portfolio could miss attractive investment opportunities by underweighting markets that subsequently experience significant returns and could lose value by overweighting markets that subsequently experience significant declines.

Acquired Fund Risk is the risk that the Portfolio’s performance is closely related to the risks associated with the securities and other investments held by the Acquired Funds and that the ability of the Portfolio to achieve its investment objective will depend upon the ability of the Acquired Funds to achieve their investment objectives. Investments in Acquired Funds that are exchange-traded funds are also subject to market risk, tracking error, the potential for trading at a discount or premium to their net asset value, bid/ask spread costs as well as the risks of the underlying securities they hold. In addition, the

Portfolio’s performance will be reduced by the Portfolio’s proportionate amount of the expenses of any Acquired Funds in which it invests.

Equity Risk is the risk that the value of equity or equity-related securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity or equity-related securities generally have greater price volatility than fixed income securities. In addition, preferred securities may be subject to greater credit risk or other risks, such as risks related to deferred and omitted distributions, limited voting rights, liquidity, interest rates, regulatory changes and special redemption rights.

Interest Rate Risk is the risk that fixed income securities will fluctuate in value due to changes in interest rates; a portfolio with a longer average portfolio duration will be more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration. Factors such as government policy, inflation, the economy, and market for bonds can impact interest rates and yields.

Call Risk is the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons including declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality. If an issuer calls a security that the Portfolio has invested in, the Portfolio may not recoup the full amount of its initial investment or may not realize the full anticipated earnings from the investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Credit Risk is the risk that the Portfolio could experience losses if the issuer or guarantor of a fixed income security, the counterparty to a derivative contract, or the issuer or guarantor of collateral, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

High Yield Risk is the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of market, credit, call and liquidity risks. High yield securities are considered primarily speculative by rating agencies with respect to the issuer’s continuing ability to make principal and interest payments, and their values may be more volatile than higher-rated securities of similar maturity.

Market Risk is the risk that the value of securities owned by the Portfolio may fluctuate, sometimes rapidly or unpredictably, due to a variety of factors affecting securities markets generally or particular industries or sectors.

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Notes to Financial Statements	(Cont.)

Issuer Risk is the risk that the value of a security may decline for reasons related to the issuer, such as management performance, changes in financial condition or credit rating, financial leverage, reputation or reduced demand for the issuer’s goods or services.

Liquidity Risk is the risk that a particular investment may be difficult to purchase or sell and that the Portfolio may be unable to sell investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity. The liquidity of the Portfolio’s shares may be constrained by the liquidity of the Portfolio’s portfolio holdings.

Derivatives Risk is the risk of investing in derivative instruments (such as forwards, futures, options, swaps and structured securities) and other similar investments, including leverage, liquidity, interest rate, market, counterparty (including credit), operational, legal and management risks, and valuation complexity. Changes in the value of a derivative or other similar investment may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Portfolio could lose more than the initial amount invested. Changes in the value of a derivative or other similar instrument may also create margin delivery or settlement payment obligations for the Portfolio. The Portfolio’s use of derivatives or other similar investments may result in losses to the Portfolio, a reduction in the Portfolio’s returns and/or increased volatility. Non-centrally-cleared over-the-counter (“OTC”) derivatives or other similar investments are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for non-centrally-cleared OTC derivatives or other similar investments. The primary credit risk on derivatives or other similar investments that are exchange-traded or traded through a central clearing counterparty resides with the Portfolio’s clearing broker or the clearinghouse. Changes in regulations relating to a registered fund’s use of derivatives and related instruments could potentially limit or impact the Portfolio’s ability to invest in derivatives, limit the Portfolio’s ability to employ certain strategies that use derivatives or other similar investments and/or adversely affect the value of derivatives or other similar investments and the Portfolio’s performance.

Mortgage-Related and Other Asset-Backed Securities Risk is the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk. The Portfolio may invest in any tranche of mortgage-related and other asset-backed securities, including junior and/or equity tranches (to the extent consistent with the Portfolio’s guidelines), which generally carry higher levels of the foregoing risks.

Foreign (Non-U.S.) Investment Risk is the risk that investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a portfolio that invests exclusively in securities of U.S. companies, due to smaller or less developed markets, differing financial reporting, accounting, corporate governance and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable U.S. or foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, political changes, diplomatic developments, trade restrictions (including tariffs) or the imposition of sanctions and other similar measures. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Emerging Markets Risk is the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk.

Sovereign Debt Risk is the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit events resulting from an issuer’s inability or unwillingness to make principal or interest payments in a timely fashion.

Currency Risk is the risk that foreign (non-U.S.) currencies may fluctuate in value relative to the U.S. dollar, which can affect the value of the Portfolio’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Leveraging Risk is the risk that certain transactions of the Portfolio, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, and derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Portfolio to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss. The use of leverage may also increase the Portfolio’s sensitivity to interest rate changes and other market risks.

Management Risk is the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio managers in connection with managing the Portfolio and may cause PIMCO to

28	PIMCO VARIABLE INSURANCE TRUST

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restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of the Portfolio will be achieved.

Short Exposure Risk is the risk of entering into short sales or other short positions, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale or other short position will not fulfill its contractual obligations, causing a loss to the Portfolio.

Convertible Securities Risk is the risk that arises because convertible securities share both fixed income and equity characteristics. Convertible securities are subject to risks to which fixed income and equity investments are subject. These risks include equity risk, interest rate risk and credit risk.

Turnover Risk is the risk that high levels of portfolio turnover may increase transaction costs and taxes and may lower investment performance.

(b) Other Risks

In general, the Portfolio may be subject to additional risks, including, but not limited to, risks related to government regulation and intervention in financial markets, operational risks, risks associated with financial, economic and global market disruptions, and cyber security risks. Please see the Portfolio’s prospectus and Statement of Additional Information for a more detailed description of the risks of investing in the Portfolio. Please see the Important Information section of this report for additional discussion of certain regulatory and market developments that may impact the Portfolio’s performance.

Market Disruptions Risk The Portfolio is subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including those arising from actual or threatened war or armed conflicts, military conflicts, terrorism, social unrest, recessions, supply chain disruptions, market manipulation, government interventions, defaults and shutdowns, political and regulatory changes or diplomatic developments or the imposition of sanctions and other measures, including the imposition of tariffs, or other U.S. economic policies and any related public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), bank failures and natural/ environmental disasters, which can all negatively impact the securities markets and cause the Portfolio to lose value. These events can also impair the technology and other operational systems upon which the Portfolio’s service providers, including PIMCO as the Portfolio’s investment adviser, rely, and could otherwise disrupt the Portfolio’s service providers’ ability to fulfill their obligations to the Portfolio.

Government Intervention in Financial Markets Federal, state, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which the Portfolio invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Portfolio itself is regulated. Such legislation or regulation could limit or preclude the Portfolio’s ability to achieve its investment objective. Also, while such legislation or regulations are intended to strengthen markets, systems and public finances, they could affect fund expenses and the value of fund investments in unpredictable ways. Furthermore, volatile financial markets can expose the Portfolio to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Portfolio. The value of the Portfolio’s holdings is also generally subject to the risk of future local, national, or global economic disturbances based on unknown weaknesses in the markets in which the Portfolio invests. In addition, it is not certain that the U.S. Government will intervene in response to a future market disturbance and the effect of any such future intervention cannot be predicted. It is difficult for issuers to prepare for the impact of future financial downturns, although companies can seek to identify and manage future uncertainties through risk management programs.

Regulatory Risk Financial entities, such as investment companies and investment advisers, are generally subject to extensive government regulation and intervention. Government regulation and/or intervention may change the way the Portfolio is regulated, affect the expenses incurred directly by the Portfolio and the value of its investments, and limit and/or preclude the Portfolio’s ability to achieve its investment objective. Government regulation may change frequently and may have significant adverse consequences. Moreover, government regulation may have unpredictable and unintended effects.

Operational Risk An investment in the Portfolio, like any fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on the Portfolio. While the Portfolio seeks to minimize such events through controls and oversight, there may still be failures that could cause losses to the Portfolio.

Cyber Security Risk As the use of complex information technology and communication systems, including cloud-based technology, has become more prevalent and interconnected in the course of business, the Portfolio has become potentially more susceptible to operational and information security risks resulting from breaches in cyber security

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	29

Notes to Financial Statements	(Cont.)

despite the efforts of PIMCO, the Portfolio, or their service providers to adopt technologies, processes, and practices intended to mitigate these risks. Disruptions or failures that affect service providers, counterparties, market participants or issuers of securities that are held by the Portfolio may adversely affect PIMCO or the Portfolio, including by causing losses or impairing PIMCO’s or the Portfolio’s operations. A breach in cyber security refers to both intentional and unintentional cyber events that may, among other things, cause the Portfolio to lose proprietary information, suffer data corruption and/or destruction or lose operational capacity, result in the unauthorized release or other misuse of confidential information, or otherwise disrupt normal business operations. Geopolitical tensions can increase the scale and sophistication of deliberate cybersecurity attacks, particularly those from nation-states or from entities with nation-state backing, who may desire to use cybersecurity attacks to cause damage or create leverage against geopolitical rivals. Cyber security failures or breaches may result in financial losses to the Portfolio and its shareholders. These failures or breaches may also result in disruptions to business operations, potentially resulting in financial losses; interference with the Portfolio’s ability to calculate its net asset value, process shareholder transactions or otherwise transact business with shareholders; impediments to trading; violations of applicable privacy and other laws; regulatory fines; penalties; third-party claims in litigation; reputational damage; reimbursement or other compensation costs; additional compliance and cyber security risk management costs and other adverse consequences. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. There is also a risk that cyber security breaches may not be detected. The Portfolio and its shareholders may suffer losses as a result of a cyber security breach related to the Portfolio, its service providers, trading counterparties or the issuers in which the Portfolio invests.

8. MASTER NETTING ARRANGEMENTS

The Portfolio may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes, the

Statement of Assets and Liabilities generally presents derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statement of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. The Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase and certain sale-buyback transactions between the Portfolio and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA securities, delayed-delivery or certain sale-buyback transactions by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedule of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures and cleared

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OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission. In the United States, counterparty risk may be reduced as creditors of an FCM cannot have a claim to Portfolio assets in the segregated account. FCM customers, such as the Portfolio, are permitted to transfer their customer account (and cleared derivative transactions held in such customer account) from one FCM to another FCM. Upon completion of the transfer, the customer maintains the same economic position with respect to the outstanding exposure. As such, these transfers are not recognized as dispositions and reacquisitions of the affected derivative positions. Variation margin, which reflects changes in market value, is generally exchanged daily, but may not be netted between futures and cleared OTC derivatives unless the parties have agreed to a separate arrangement in respect of portfolio margining. The porting of exposure between FCMs has no impact on the market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin; these values as of period end are disclosed in the Notes to Schedule of Investments.

Prime Broker Arrangements may be entered into to facilitate execution and/or clearing of listed equity option transactions or short sales of equity securities between the Portfolio and selected counterparties. The arrangements provide guidelines surrounding the rights, obligations and other events, including, but not limited to, margin, execution and settlement. These agreements maintain provisions for, among other things, payments, maintenance of collateral, events of default and termination. Margin and other assets delivered as collateral are typically in the possession of the prime broker and would offset any obligations due to the prime broker. The market values of listed options and securities sold short and related collateral are disclosed in the Notes to Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by the Portfolio with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. The ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level or as required by regulation. Similarly, if required by regulation, the Portfolio may be required to post additional collateral beyond coverage of daily exposure. These amounts, if any, may (or if required by law, will) be segregated with a third-party custodian. To the extent the Portfolio is required by regulation to post additional collateral beyond coverage of daily exposure, it could potentially incur costs, including in procuring eligible assets to meet collateral requirements, associated with such posting. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

9. FEES AND EXPENSES

(a) Investment Advisory Fee PIMCO is a majority-owned subsidiary of Allianz Asset Management of America LLC (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table in note (b) below.

(b) Supervisory and Administrative Fee PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory Fee and Supervisory and Administrative Fees for all classes, as applicable, are charged at the annual rate as noted in the following table (calculated as a percentage of the Portfolio’s average daily net assets attributable to each class):

Investment Advisory Fee	Supervisory and Administrative Fee
All Classes	Administrative Class
0.66%	0.05%

(c) Distribution and Servicing Fees PIMCO Investments LLC, a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted an Administrative Services Plan with respect to the Administrative Class shares of the Portfolio pursuant to Rule 12b-1 under the Act (the “Administrative Plan”). Under the terms of the Administrative Plan, the Trust is permitted to compensate the Distributor, out of the Administrative Class assets of the Portfolio, in an amount up to 0.15% on an annual basis of the average daily net assets of that class, for providing, or procuring through financial firms, administrative, recordkeeping and investor services for Administrative Class shareholders of the Portfolio.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	31

Notes to Financial Statements	(Cont.)

(d) Portfolio Expenses PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Portfolio, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders, or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses (including, without limitation, fees and expenses of outside legal counsel or third-party consultants retained in connection with reviewing, negotiating and structuring specialized loans and other investments made by the Portfolio, and any costs associated with originating loans, asset securitizations, alternative lending-related strategies and so-called “broken-deal costs” (e.g., fees, costs, expenses and liabilities, including, for example, due diligence-related fees, costs, expenses and liabilities, with respect to unconsummated investments)); (iv) costs of borrowing money, including interest expenses; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organizational and offering expenses of the Trust and the Portfolio, and any other expenses which are capitalized in accordance with generally accepted accounting principles; and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class.

(e) Remuneration Paid to Directors, Officers and Others (N-CSR Item 10) The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates. The pro rata share of Trustee fees for the Portfolio is reflected on the Statement of Operations as Trustee fees.

(f) Expense Limitation Pursuant to the Expense Limitation Agreement, PIMCO has contractually agreed, through May 1, 2026, to waive a portion of the Portfolio’s Supervisory and Administrative Fee, or reimburse the Portfolio, to the extent that the Portfolio’s organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata share of Trustee fees exceed 0.0049% (the “Expense Limit”) (calculated as a percentage of the Portfolio’s average daily net assets attributable to each class). The

Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term. The waiver, if any, is reflected on the Statement of Operations as a component of Waiver and/or Reimbursement by PIMCO. As of December 31, 2025, the amount waived and/or reimbursed was $1,757.

In any month in which the supervision and administration agreement is in effect, PIMCO is entitled to reimbursement by the Portfolio of any portion of the supervisory and administrative fee waived or reimbursed pursuant to the Expense Limitation Agreement (the “Reimbursement Amount”) within thirty-six months of the time of the waiver, provided that such amount paid to PIMCO will not: i) together with any organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata Trustee fees, exceed, for such month, the Expense Limit (or the amount of the expense limit in place at the time the amount being recouped was originally waived if lower than the Expense Limit); ii) exceed the total Reimbursement Amount; or iii) include any amounts previously reimbursed to PIMCO. As of December 31, 2025, there were no recoverable amounts.

(g) Acquired Fund Fees and Expenses Acquired Fund expenses incurred by the Portfolio, if any, will vary with changes in the expenses of the Acquired Funds, as well as the allocation of the Portfolio’s assets.

The expenses associated with investing in a fund of funds are generally higher than those for mutual funds that do not invest in other mutual funds. The cost of investing in a fund of funds will generally be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds. By investing in a fund of funds, an investor will indirectly bear fees and expenses charged by Acquired Funds in addition to the Portfolio’s direct fees and expenses. In addition, the use of a fund of funds structure could affect the timing, amount and character of distributions to the shareholders and may therefore increase the amount of taxes payable by shareholders.

PIMCO has contractually agreed, through May 1, 2026, to waive, first, the Investment Advisory Fee and, second, to the extent necessary, the Supervisory and Administrative Fee it receives from the Portfolio in an amount equal to the expenses attributable to the management fees of series of PIMCO Funds, PIMCO Equity Series and PIMCO ETF Trust indirectly incurred by the Portfolio in connection with its investments in series of PIMCO Funds, PIMCO Equity Series and PIMCO ETF Trust, up to a maximum waived amount that is equal to the Portfolio’s aggregate Investment Advisory Fee and Supervisory and Administrative Fee. This waiver will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of

32	PIMCO VARIABLE INSURANCE TRUST

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the then current term. The waiver is reflected on the Statement of Operations as a component of Waiver and/or Reimbursement by PIMCO. As of December 31, 2025, the amount waived and/or reimbursed was $82,158.

10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator and Distributor are related parties. Fees paid to these parties are disclosed in Note 9, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Statement of Assets and Liabilities.

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

12. PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover.” The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective(s), particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, which are borne by the Portfolio. Frequent and active trading of the Portfolio’s portfolio holdings may cause adverse tax consequences for shareholders due to an increase in short-term capital gains and may also adversely impact the Portfolio’s after-tax returns. The transaction costs associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended December 31, 2025 were as follows (amounts in thousands†):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales

$158,943	$169,105	$7,867	$53,277

†	A zero balance may reflect actual amounts rounding to less than one thousand.

13. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands†):

	Year Ended 12/31/2025		Year Ended 12/31/2024

	Shares	Amount	Shares	Amount

Receipts for shares sold

Administrative Class	50	$464	14	$123
Issued as reinvestment of distributions

Administrative Class	619	6,000	769	7,000
Cost of shares redeemed

Administrative Class	(3,034)	(29,219)	(3,089)	(28,068)

Net increase (decrease) resulting from Portfolio share transactions	(2,365)	$(22,755)	(2,306)	$(20,945)

†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of December 31, 2025, two persons owned of record or beneficially 10% or more of the Portfolio’s total outstanding shares, comprising 100% of the Portfolio. The shareholders are related parties of the Portfolio. Related parties may include, but are not limited to, the investment adviser and its affiliates, affiliated broker dealers, fund of funds and directors or employees of the Trust or Adviser.

14. REGULATORY AND LITIGATION MATTERS

The Portfolio is not named as a defendant in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened against it.

The foregoing speaks only as of the date of this report.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	33

Notes to Financial Statements	(Cont.)

15. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of December 31, 2025, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

In this reporting period, the Portfolio adopted FASB Accounting Standards Update 2023-09, Income Taxes (Topic 740) — Improvements to Income Tax Disclosures (ASU 2023-09), which enhances income tax disclosures, including disclosure income taxes paid disaggregated by jurisdiction. Adoption of the new standard impacted financial statement disclosures only and did not affect any Portfolio’s financial position or the results of its operations. For the annual period covered by this report, the portfolio did not pay any material federal, state or local income taxes or any material income taxes in foreign jurisdictions.

The Portfolio files U.S. federal, state and local tax returns as required. The Portfolio’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

As of December 31, 2025, the components of distributable taxable earnings are as follows (amounts in thousands†):

	Undistributed Ordinary Income(1)	Undistributed Long-Term Capital Gains	Net Tax Basis Unrealized Appreciation/ (Depreciation)(2)	Other Book-to-Tax Accounting Differences(3)	Accumulated Capital Losses(4)	Qualified Late-Year Loss Deferral - Capital(5)	Qualified Late-Year Loss Deferral - Ordinary(6)	Total Components of Distributable Earnings

PIMCO Balanced Allocation Portfolio	$828	$6,957	$(4,068)	$0	$0	$0	$0	$3,717

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	Includes undistributed short-term capital gains, if any.
(2)

Adjusted for open wash sale loss deferrals and the accelerated recognition of unrealized gain or loss on certain futures, options, and/or forward contracts for federal income tax purposes. Also adjusted for differences between book and tax realized and unrealized gain (loss) on hyperinflationary investments, swap contracts, and straddle loss deferrals.

(3)	Represents differences in income tax regulations and financial accounting principles generally accepted in the United States of America, mainly for organizational expenditures.
(4)	Capital losses available to offset future net capital gains as shown below.
(5)	Capital losses realized during the period November 1, 2025 through December 31, 2025 which the Portfolio elected to defer to the following taxable year pursuant to income tax regulations.
(6)	Specified losses realized during the period November 1, 2025 through December 31, 2025 which the Portfolio elected to defer to the following taxable year pursuant to income tax regulations.

Under the Regulated Investment Company Modernization Act of 2010, a portfolio is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

As of December 31, 2025, the Portfolio had the following post-effective capital losses with no expiration (amounts in thousands†):

	Short-Term	Long-Term

PIMCO Balanced Allocation Portfolio	$0	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

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As of December 31, 2025, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands†):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(7)

PIMCO Balanced Allocation Portfolio	$149,028	$884	$(4,949)	$(4,065)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(7)

Adjusted for open wash sale loss deferrals and the accelerated recognition of unrealized gain or loss on certain futures, options, and/or forward contracts for federal income tax purposes. Also adjusted for differences between book and tax realized and unrealized gain (loss) on hyperinflationary investments, swap contracts, and straddle loss deferrals.

For the fiscal years ended December 31, 2025 and December 31, 2024, respectively, the Portfolio made the following tax basis distributions (amounts in thousands†):

	December 31, 2025			December 31, 2024

	Ordinary Income Distributions(8)	Long-Term Capital Gain Distributions	Return of Capital(9)	Ordinary Income Distributions(8)	Long-Term Capital Gain Distributions	Return of Capital(9)

PIMCO Balanced Allocation Portfolio	$6,000	$0	$0	$7,000	$0	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(8)	Includes short-term capital gains distributed, if any.
(9)

A portion of the distributions made represents a tax return of capital. Return of capital distributions have been reclassified from undistributed net investment income to paid-in capital to more appropriately conform financial accounting to tax accounting.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	35

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of PIMCO Variable Insurance Trust and Shareholders of PIMCO Balanced Allocation Portfolio

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of PIMCO Balanced Allocation Portfolio (one of the portfolios constituting PIMCO Variable Insurance Trust, hereafter referred to as the “Portfolio”) as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statement of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Kansas City, Missouri

February 19, 2026

We have served as the auditor of one or more investment companies in PIMCO Variable Insurance Trust since 1998.

36	PIMCO VARIABLE INSURANCE TRUST

Glossary:	(abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:

BRC	Barclays Bank PLC	MBC	HSBC Bank Plc	SCX	Standard Chartered Bank, London

CBK	Citibank N.A.	SAL	Citigroup Global Markets, Inc.	SOG	Societe Generale Paris

Currency Abbreviations:

AUD	Australian Dollar	EUR	Euro	TRY	Turkish New Lira

CAD	Canadian Dollar	JPY	Japanese Yen	USD (or $)	United States Dollar

Exchange Abbreviations:

OTC	Over the Counter

Index/Spread Abbreviations:

EAFE	Europe, Australasia, and Far East Stock Index	S&P 500	Standard & Poor’s 500 Index	SOFR	Secured Overnight Financing Rate

Other Abbreviations:

ABS	Asset-Backed Security	MSCI	Morgan Stanley Capital International	REMIC	Real Estate Mortgage Investment Conduit

CLO	Collateralized Loan Obligation	OIS	Overnight Index Swap	TBA	To-Be-Announced

CMBS	Collateralized Mortgage-Backed Security

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	37

Distribution Information	(Unaudited)

For purposes of Section 19 of the Investment Company Act of 1940 (the “Act”), the portfolio estimated the periodic sources of any dividends paid during the period covered by this report in accordance with good accounting practice. Pursuant to Rule 19a-1(e) under the Act, the table below sets forth the actual source information for dividends paid during the six month period ended December 31, 2025 calculated as of each distribution period pursuant to Section 19 of the Act. The information below is not provided for U.S. federal income tax reporting purposes. The tax character of all dividends and distributions is reported on Form 1099-DIV (for shareholders who receive U.S. federal tax reporting) at the end of each calendar year. See the Financial Highlights section of this report for the tax characterization of distributions determined in accordance with federal income tax regulations for the fiscal year.

PIMCO Balanced Allocation Portfolio

Administrative Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

September 2025	$0.1023	$0.0000	$0.0000	$0.1023

December 2025	$0.1074	$0.0000	$0.0000	$0.1074

*

The source of dividends provided in the table differs, in some respects, from information presented in this report prepared in accordance with generally accepted accounting principles, or U.S. GAAP. For example, net earnings from certain interest rate swap contracts are included as a source of net investment income for purposes of Section 19(a). Accordingly, the information in the table may differ from information in the accompanying financial statements that are presented on the basis of U.S. GAAP and may differ from tax information presented in the footnotes. Amounts shown may include accumulated, as well as fiscal period net income and net profits.

**	Occurs when a portfolio distributes an amount greater than its accumulated net income and net profits. Amounts are not reflective of a portfolio net income, yield, earnings or investment performance.

38	PIMCO VARIABLE INSURANCE TRUST

Federal Income Tax Information	(Unaudited)

As required by the Internal Revenue Code (“Code”) and Treasury Regulations, if applicable, shareholders must be notified within 60 days of the Portfolio’s fiscal year end regarding the status of qualified dividend income and the dividend received deduction.

Dividend Received Deduction. Corporate shareholders are generally entitled to take the dividend received deduction on the portion of a portfolio’s dividend distribution that qualifies under tax law. The percentage of the following Portfolio’s fiscal 2025 ordinary income dividend that qualifies for the corporate dividend received deduction is set forth below.

Qualified Dividend Income. Under the Jobs and Growth Tax Relief Reconciliation Act of 2003, the following percentage of ordinary dividends paid during the fiscal year ended December 31, 2025 was designated as ‘‘qualified dividend income’’ as defined in the Jobs and Growth Tax Relief Reconciliation Act of 2003 subject to reduced tax rates in 2025.

Qualified Interest Income and Qualified Short-Term Capital Gain (for non-U.S. resident shareholders only). Under the American Jobs Creation Act of 2004, the following amounts of ordinary dividends paid during the fiscal year ended December 31, 2025 are considered to be derived from “qualified interest income,” as defined in Section 871(k)(1)(E) of the Code, and therefore are designated as interest-related dividends, as defined in Section 871(k)(1)(C) of the Code. Further, the following amounts of ordinary dividends paid during the fiscal year ended December 31, 2025 are considered to be derived from “qualified short-term capital gain,” as defined in Section 871(k)(2)(D) of the Code, and therefore are designated as qualified short-term gain dividends, as defined by Section 871(k)(2)(C) of the Code.

Section 163(j) Interest Dividends. The Portfolio intends to pass through the maximum amount allowable as Section 163(j) Interest defined in Proposed Treasury Section 1.163(j)-1(b).

Section 199A Dividends. The Portfolio intends to pass through the maximum amount allowable as Section 199A Dividends defined in Proposed Treasury Section 199A-3(d).

	Dividend Received Deduction %	Qualified Dividend Income %	Qualified Interest Income (000s†)	Qualified Short-Term Capital Gains (000s†)

PIMCO Balanced Allocation Portfolio	0.00%	0.00%	$6,000	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

Shareholders are advised to consult their own tax advisor with respect to the tax consequences of their investment in the Trust. In January 2026, you will be advised on IRS Form 1099-DIV as to the federal tax status of the dividends and distributions received by you in calendar year 2025.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	39

Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8)	(Unaudited)

Not applicable.

40	PIMCO VARIABLE INSURANCE TRUST

Proxy Disclosures for Open-End Management Investment Companies (N-CSR Item 9)	(Unaudited)

Not applicable.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	41

Approval of Investment Advisory Contract and Other Agreements (N-CSR Item 11)

At a meeting held on August 19-20, 2025, the Board of Trustees (the “Board”) of PIMCO Variable Insurance Trust (the “Trust”), including the Trustees who are not “interested persons” of the Trust under the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered and unanimously approved the renewal of the Amended and Restated Investment Advisory Contract (the “Investment Advisory Contract”) between the Trust, on behalf of the Trust’s series (each, a “Portfolio” and collectively, the “Portfolios”), and Pacific Investment Management Company LLC (“PIMCO”), for an additional one-year term through August 31, 2026.

The Board also considered and unanimously approved the renewal of the Amended and Restated Supervision and Administration Agreement (the “Supervision and Administration Agreement”) between the Trust, on behalf of the Portfolios, and PIMCO for an additional one-year term through August 31, 2026. In addition, the Board considered and unanimously approved the renewal of the Amended and Restated Asset Allocation Sub-Advisory Agreement (the “Asset Allocation Agreement” and, together with the Investment Advisory Contract and the Supervision and Administration Agreement, the “Agreements”) between PIMCO, on behalf of PIMCO All Asset Portfolio, a series of the Trust, and Research Affiliates, LLC (“Research Affiliates”) for an additional one-year term through August 31, 2026.

Further, the Board considered and unanimously approved the renewal of any investment management agreements between PIMCO and any wholly-owned subsidiaries (each, a “Subsidiary” and, collectively, the “Subsidiaries”) of certain of the Portfolios (collectively, the “Subsidiary Agreements”), each for the same additional one-year term through August 31, 2026.

The information, material factors and conclusions that formed the basis for the Board’s approvals are summarized below.

1. INFORMATION RECEIVED

(a) Materials Reviewed During the course of the past year, the Trustees received a wide variety of materials relating to the services provided by PIMCO and Research Affiliates to the Trust. At each of its quarterly meetings, the Board reviewed the Portfolios’ investment performance and information relating to Portfolio operations, including shareholder services, valuation and custody, the Portfolios’ compliance program and other information relating to the nature, extent and quality of services provided by PIMCO and Research Affiliates to the Trust and each of the Portfolios, as applicable. In considering whether to approve the renewal of the Agreements and the Subsidiary Agreements, the Board reviewed additional information, including, but not limited to: comparative industry data with regard to investment performance; advisory and supervisory and administrative fees and expenses; financial information for PIMCO, including, where relevant, financial information for Research Affiliates; information regarding the profitability to PIMCO of its relationship with the Portfolios; information about the personnel providing investment management services, other advisory services and supervisory and administrative services to the Portfolios; and information about the fees charged and services provided to other clients with similar investment mandates as the Portfolios, where applicable. In addition, the Board reviewed materials provided by counsel to the Trust and the Independent Trustees (“Counsel”), which included, among other things, a memorandum outlining legal duties of the Board in considering the renewal of the Agreements and the Subsidiary Agreements.

With respect to the Subsidiary Agreements, the Trustees considered that each Portfolio that has a Subsidiary may utilize its Subsidiary to execute its investment strategy and that PIMCO provides investment advisory and administrative services to the Subsidiaries pursuant to the Subsidiary Agreements in the same manner as it does for such Portfolios that have Subsidiaries under the Investment Advisory Contract and Supervision and Administration Agreement. The Trustees also considered that, with respect to each Subsidiary, PIMCO does not retain a separate advisory or other fee from the Subsidiary, and that PIMCO’s profitability with respect to each Portfolio that has a Subsidiary is not positively impacted as a result of the Subsidiary Agreements. The Trustees determined, therefore, that it was appropriate to consider the approval of the Subsidiary Agreements collectively with their consideration of the continuation of the Agreements.

(b) Review Process In connection with considering the renewal of the Agreements, the Board reviewed written materials prepared by PIMCO and, where applicable, Research Affiliates in response to requests from Counsel encompassing a wide variety of topics. The Board requested and received assistance and advice regarding, among other things, applicable legal standards from Counsel, and reviewed comparative fee and performance data prepared at the Board’s request by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company performance information and fee and expense data. The Board received presentations on matters related to the Agreements and met both as a full Board and in a separate session of the Independent Trustees, without management present, at the August 19-20, 2025 meeting. The Independent Trustees also met via video conference with Counsel on July 23, 2025, and conducted a video conference meeting on August 13, 2025 with management and Counsel to discuss the materials presented and other matters deemed relevant to their consideration of the renewal of the Agreements. In connection with its review of the Agreements, the Board received comparative information on the performance, the risk-adjusted performance and the fees and expenses of other peer group funds and share classes, where appropriate. The Independent Trustees also

42	PIMCO VARIABLE INSURANCE TRUST

(Unaudited)

requested and received supplemental information, including information regarding Broadridge peer classifications, the investment strategies and outflows for certain Portfolios, Portfolio performance and profitability.

The approval determinations were made on the basis of each Trustee’s business judgment after consideration and evaluation of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to approve the renewal of the Agreements, the Board did not identify any single factor or particular information that, in isolation, was controlling. The discussions below are intended to summarize the broad factors and information that figured prominently in the Board’s consideration of the renewal of the Agreements, but is not intended to summarize all of the factors considered by the Board.

2. NATURE, EXTENT AND QUALITY OF SERVICES

(a) PIMCO, Research Affiliates, their Personnel and Resources The Board considered the depth and quality of PIMCO’s investment management process, including, but not limited to: the experience, capability and integrity of its senior management and other personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address changes in the Portfolios’ asset levels. The Board also considered the various services, in addition to portfolio management that PIMCO provides to the Portfolios. The Board noted that PIMCO makes available to its investment professionals a variety of resources and systems relating to, for example, investment management, compliance, trading, performance and portfolio accounting. The Board also noted PIMCO’s commitment to enhancing and investing in its global infrastructure, technology capabilities, risk management processes and the specialized talent needed for the competitive investment management industry and to strengthen its ability to deliver advisory services under the Investment Advisory Contract. The Board considered PIMCO’s policies, procedures and systems reasonably designed to assure compliance with applicable laws and regulations, including recently adopted regulations impacting the Portfolios, and its commitment to further developing and strengthening these programs; its oversight of matters that may involve conflicts of interest between the Portfolios’ investments and those of other accounts managed by PIMCO; and its efforts to keep the Trustees informed about matters relevant to the Portfolios and their shareholders. The Board also considered PIMCO’s continuous investment in its disciplines and personnel, which has enhanced PIMCO’s services to the Portfolios and has allowed PIMCO to introduce innovative new portfolios over time and other investment options that have the potential to benefit shareholders. In addition, the Board considered the nature, extent and quality of services provided by PIMCO to the Subsidiaries of certain applicable Portfolios.

In addition, the Trustees considered new services and service enhancements that PIMCO has implemented, including, but not limited to investing in its cybersecurity program and business continuity functions, including the ongoing development of its own proprietary software and applications to support the Portfolios. Similarly, the Board considered the asset allocation services provided by Research Affiliates to the PIMCO All Asset Portfolio. The Board further considered PIMCO’s ongoing supervision and oversight of Research Affiliates in connection with Research Affiliates providing asset allocation services to the All Asset Portfolio. The Board also considered the depth and quality of Research Affiliates’ investment management and research capabilities, the experience and capabilities of their portfolio management personnel and the overall financial strength of the organization. Ultimately, the Board concluded that the nature, extent and quality of services provided or procured by PIMCO under the Agreements and the Subsidiary Agreements and provided by Research Affiliates under the Asset Allocation Agreement are likely to continue to benefit the Portfolios and their shareholders, as applicable.

(b) Other Services The Board also considered the nature, extent and quality of supervisory and administrative services provided by PIMCO to the Portfolios under the Supervision and Administration Agreement.

The Board considered the terms of the Supervision and Administration Agreement, under which the Trust pays for the supervisory and administrative services provided pursuant to that agreement under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO provides or procures certain supervisory and administrative services and bears the costs of various third party services required by the Portfolios, including, but not limited to, audit, custodial, portfolio accounting, ordinary legal, transfer agency, sub-accounting and printing costs. The Board also noted that the scope and complexity, as well as the costs, of the supervisory and administrative services provided by PIMCO under the Supervision and Administration Agreement is expected to continue to increase. The Board considered PIMCO’s provision of supervisory and administrative services and its supervision of the Trust’s third party service providers.

Ultimately, the Board concluded that the nature, extent and quality of the services provided or procured by PIMCO have benefited, and will likely continue to benefit, the Portfolios and their shareholders.

3. INVESTMENT PERFORMANCE

The Board reviewed information from PIMCO concerning the Portfolios’ performance, as available, over short- and long-term periods ended March 31, 2025 and other performance data, as available, over short- and long-term periods ended June 30, 2025 (the “PIMCO Report”) and from Broadridge concerning the Portfolios’ performance, as available, over short- and long-term periods ended March 31, 2025 (the

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	43

Approval of Investment Advisory Contract and Other Agreements (N-CSR Item 11)	(Cont.)

“Broadridge Report”). The Board also noted that the Broadridge Report incorporated peer classifications from Morningstar for the Portfolios for which it was believed that Morningstar provided a better comparison.

The Board considered information regarding both the short- and long-term relative and absolute investment performance of each Portfolio relative to its Portfolio peer group, where appropriate, and relevant to the specified index as provided to the Board (the “performance index”) in advance of each of its quarterly meetings throughout the year, including the PIMCO Report and Broadridge Report. The Trustees reviewed information indicating that classes of each Portfolio would have substantially similar performance to that of the Administrative Class of the relevant Portfolio on a relative basis because all of the classes are invested in the same portfolio of investments and that differences in performance among classes could principally be attributed to differences in the supervisory and administrative fees and distribution and/or servicing expenses of each class. The Board noted that, due to differences (such as specific investment strategies or fee structures) between certain of the Portfolios and their so-called peers in the Broadridge categories, performance comparisons may not be particularly relevant to the consideration of Portfolio performance, but found the comparative information supported its overall evaluation.

The Trustees noted that a majority of the Portfolios (based on the Administrative Class performance) have outperformed their respective performance indexes over the one-, three, five and ten-year periods ended March 31, 2025. The Board also noted the amounts of Portfolio assets (based on the Administrative Class performance) that outperformed their relative performance indexes on a net fee basis over the one-, three- and five year periods ended June 30, 2025. The Board considered that, according to the Broadridge Report, the Portfolios generally performed well versus competitors during the long-term, but that certain Portfolios had underperformed in comparison to their respective peer groups or performance indexes, or both, on a net-of-fees basis over certain short- and long-term periods. With respect to the Portfolios that underperformed to a certain degree over such periods, the Board discussed with PIMCO the reasons for the underperformance of such Portfolios. The Board also considered actions that have been taken by PIMCO to attempt to improve performance and took note of PIMCO’s plans to monitor performance going forward. Depending on the circumstances, the Independent Trustees may be satisfied with a Portfolio’s performance notwithstanding that it lags its performance index or peer group for certain periods.

The Board ultimately concluded, within the context of all of its considerations in connection with the Agreements and the Subsidiary Agreements, that PIMCO’s performance record and process in managing the Portfolios indicates that its continued management is likely to benefit the Portfolios and their shareholders and merits the approval of the renewal of the Agreements and the Subsidiary Agreements.

4. ADVISORY FEES, SUPERVISORY AND ADMINISTRATIVE FEES AND TOTAL EXPENSES

The Board considered that PIMCO seeks to price new funds and classes to scale at the outset. The Board noted that PIMCO generally seeks to price new funds and classes competitively against the median total expense ratio of the respective Broadridge peer group, if available, while acknowledging that a fee premium may be appropriate for innovative investment offerings. PIMCO reported to the Board that, in proposing fees for any Portfolio or class of shares, it considers a number of factors, including, but not limited to, the type and complexity of the services provided, the cost of providing services, the risk assumed by PIMCO in the development of products and the provision of services and the competitive marketplace for financial products. Fees charged to or proposed for different Portfolios for advisory services and supervisory and administrative services may vary in light of these various factors. The Board also considered that PIMCO reviews the Portfolios’ fee levels and carefully considers changes where appropriate due to competitive positioning considerations, observed long-term notable underperformance and significant misalignments with the level or quality of services being provided or a change in the overall strategic positioning of the Portfolios.

The Board reviewed the advisory fees, supervisory and administrative fees and total expense ratios (including total expense ratios net of fee waivers and expense limitation agreements, as applicable) of the Portfolios (excluding, as may be applicable, extraordinary expenses, interest expenses, acquired fund fees and expenses, and certain other items) (each as a percentage of average net assets) and compared such amounts with the average and median fee and expense levels of other similar funds. The Board also reviewed information relating to the sub-advisory fees paid to Research Affiliates with respect to applicable Portfolios, taking into account that PIMCO compensates Research Affiliates from the advisory fees paid by such Portfolios to PIMCO. With respect to advisory fees, the Board reviewed data from the Broadridge Report that compared the average and median advisory fees of other funds in a “Peer Group” of comparable funds, where appropriate, as well as the universe of other similar funds. The Board reviewed materials indicating that, a number of Portfolios have total expense ratios that fall below the average and median expense ratios in their Peer Group and Broadridge universe. In addition, the Board considered the expense limitation agreement in place for all of the Portfolios and fee waivers in place for certain of the Portfolios, and also noted the fee waivers in place with respect to the advisory fee and supervisory and administrative fee that might result from investments by applicable Portfolios in their respective Subsidiaries.

44	PIMCO VARIABLE INSURANCE TRUST

(Unaudited)

The Board also reviewed data comparing the Portfolios’ advisory and/or management fees to the fee rates PIMCO charged to registered funds (open-end, closed-end and interval), private funds, and non-U.S. registered funds, separate accounts, sub-advised clients and collective investment trusts with similar investment strategies. In cases where the fees for other clients were lower than those charged to the Portfolios, the Trustees noted that the differences in fees were attributable to various factors, including, but not limited to, differences in advisory and other services provided by PIMCO to the Portfolios, differences in the number or extent of the services provided by PIMCO to the Portfolios, the manner in which similar portfolios may be managed, different requirements with respect to liquidity and derivatives management and the implementation and compliance of other regulatory requirements, and the fact that separate accounts may have other contractual arrangements or arrangements across PIMCO strategies that justify different levels of fees. The Board considered that, with respect to collective investment trusts, PIMCO performs fewer or less extensive services because collective investment trusts are generally exempt from SEC regulation and typically involve lower compliance costs; investors in a collective investment trust may receive shareholder services from a trustee bank, rather than PIMCO; collective investment trusts have less regulatory disclosure; and the management structure of collective investment trusts differs from that of funds. The Trustees also considered that PIMCO faces increased entrepreneurial, legal and regulatory risk in sponsoring and managing mutual funds and ETFs as compared to separate accounts, external sub-advised funds or other investment products. In addition, the Trustees considered that PIMCO may charge certain private funds with similar investment mandates lower fees than the Portfolios because such private funds are not required to accept daily redemptions or price their assets on a daily basis, generally do not accept small investors with small account balances and operate under a less onerous and proscriptive regulatory regime.

Regarding advisory fees charged by PIMCO in its capacity as sub-adviser to third party/unaffiliated funds, the Trustees took into account that such fees may be lower than the fees charged by PIMCO to serve as adviser to the Portfolios. The Trustees also took into account that there are various reasons for any such differences in fees, including, but not limited to, the fact that PIMCO may be subject to varying levels of entrepreneurial, legal and regulatory risk and different servicing requirements when PIMCO does not serve as the sponsor of a fund and is not principally responsible for all aspects of a fund’s investment program and operations as compared to when PIMCO serves as investment adviser and sponsor.

The Board considered the Portfolios’ supervisory and administrative fees, comparing them to similar funds managed by other investment advisers in the Broadridge Report. The Board also considered that, as the Portfolios’ business has become increasingly complex and the number of Portfolios has grown over time, PIMCO is responsible for providing a broad array of fund supervision and administrative functions, including, but not limited to: compliance oversight and testing, legal services, risk management, technology, shareholder servicing, reporting, business management and executive leadership. In addition, the Board considered the Trust’s unified fee structure, under which the Trust pays for the supervisory and administrative services it requires for one set fee for each Portfolio. In return for this unified fee, PIMCO provides or procures supervisory and administrative services and bears the costs of various third party services required by the Portfolios, including audit, custodial, portfolio accounting, ordinary legal, transfer agency, sub-accounting and printing costs. The Board further considered that many other funds pay for comparable services separately, and thus it is difficult to directly compare the Trust’s unified supervisory and administrative fees with the fees paid by other funds for administrative services alone. The Board also considered that the unified supervisory and administrative fee leads to Portfolio fees that are fixed over the contract period, rather than variable. The Board noted that, although the unified fee structure does not have breakpoints, it inherently reflects certain economies of scale by fixing the absolute level of Portfolio fees at competitive levels over the contract period even if the Portfolios’ operating costs rise, such as when assets remain flat or decrease. Other factors the Board considered in assessing the unified fee include PIMCO’s approach of pricing Portfolios at scale at inception and reinvesting in other important areas of the business that support the Portfolios. The Board considered historical advisory and/or supervisory and administrative (as may be applicable) fee reductions implemented for different Portfolios and classes, noting that the unified fee can be increased or decreased in subsequent contractual periods with Board approval and is subject to the periodic reviews discussed above. The Board noted that, with few exceptions, PIMCO has generally maintained Portfolio fees at the same level as implemented when the unified fee was adopted, and has reduced fees for a number of Portfolios in prior years. The Board concluded that the Portfolios’ supervisory and administrative fees were reasonable in relation to the value of the services provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Supervision and Administration Agreement represent, in effect, a cap on overall Portfolio fees during the contractual period, which is beneficial to the Portfolios and their shareholders.

The Board considered the Portfolios’ total expense ratios and discussed with PIMCO certain Portfolios and/or classes of Portfolios that had above median total expense ratios. Upon comparing the Portfolios’ total expense ratios to other funds in the “Peer Groups” provided by the Broadridge Report, where appropriate, the Board found total expense ratios of each Portfolio to be reasonable.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	45

Approval of Investment Advisory Contract and Other Agreements (N-CSR Item 11)	(Cont.)

The Trustees also considered the advisory fees charged to the Portfolios that invest in other investment companies or operate as funds of funds (the “Funds of Funds”) and the advisory services provided in exchange for such fees. The Trustees determined that such services were in addition to the advisory services provided to the underlying funds in which the Funds of Funds may invest and, therefore, such services were not duplicative of the advisory services provided to the underlying funds. The Board also considered the various fee waiver agreements in place for the Funds of Funds. The Board noted that PIMCO is continuing waivers for these Funds of Funds, as well as for certain other Portfolios of the Trust.

Based on the information presented by PIMCO, Research Affiliates and Broadridge, members of the Board determined, in the exercise of their business judgment, that the level of the advisory fees and supervisory and administrative fees charged by PIMCO under the Agreements and the Subsidiary Agreements, the fees charged by Research Affiliates under the Asset Allocation Agreement, and the total expense ratios of each Portfolio, are reasonable.

5. ADVISER COSTS, LEVEL OF PROFITS AND ECONOMIES OF SCALE

The Board reviewed information regarding PIMCO’s costs of providing services to, as well as the resulting level of profits from, the Portfolios. To the extent applicable, the Board also reviewed information regarding the portion of a Portfolio’s advisory fee retained by PIMCO, following the payment of sub-advisory fees to Research Affiliates, with respect to the Portfolios. Additionally, the Board discussed PIMCO’s pre- and post-distribution profit margin ranges with respect to the Portfolios, as compared to the prior year. The Board also noted that it had received information regarding the structure and manner in which PIMCO’s investment professionals were compensated, and PIMCO’s view of the relationship of such compensation to the recruitment and retention of quality personnel. The Board considered PIMCO’s investment in global infrastructure, technology capabilities, risk management processes and qualified personnel to reinforce existing services, offer new services, and accommodate changing regulatory requirements.

The Board considered the existence of any economies of scale and noted that, to the extent that PIMCO achieves economies of scale in managing the Portfolios, PIMCO shares the benefits of such economies of scale, if any, with the Portfolios and their shareholders in a number of ways, including investing in portfolio and trade operations management, firm technology, middle and back office support, legal and compliance, and fund administration logistics; senior management supervision, governance and oversight of those services; and through fee reductions or waivers, the pricing of Portfolios to scale from inception and the enhancement of services provided to the Portfolios in return for fees paid. The Board considered that the Portfolios’ unified fee rates had been set competitively and/or priced to scale from inception, had been held steady during the contractual period at that scaled competitive rate for most Portfolios as assets grew, or as assets declined in the case of some Portfolios, and continued to be competitive compared with peers. The Board also considered that the unified fee is a transparent means of informing a Portfolio’s shareholders of the fees associated with the Portfolio, and that the Portfolio bears certain expenses that are not covered by the advisory fee or the unified fee. The Board further considered the challenges that arise when managing large funds, which can result in certain “diseconomies” of scale and noted that PIMCO has continued to reinvest in many areas of the business to support the Portfolios.

The Trustees considered that the unified fee has provided inherent economies of scale because a Portfolio maintains competitive fixed fees over the annual contract period even if the particular Portfolio’s assets decline and/or operating costs rise. The Trustees further considered that, in contrast, breakpoints may be a proxy for charging higher fees on lower asset levels and that when a fund’s assets decline, breakpoints may reverse, which causes expense ratios to increase. The Trustees also considered that, unlike the Portfolios’ unified fee structure, funds with “pass through” expense structures may experience increased expense ratios when fixed dollar fees are charged against declining fund assets. The Trustees also reviewed materials demonstrating the benefits of the unified fee to shareholders during market downturns and/or periods of high volatility. In addition, the Trustees considered that the unified fee protects shareholders from a rise in administrative and operating costs that may result from, among other things, PIMCO’s investments in various business enhancements and infrastructure, including those referenced above. The Trustees noted that PIMCO’s investments in these areas are extensive.

The Board concluded that the Portfolios’ cost structures were reasonable and that PIMCO is appropriately sharing economies of scale, if any, through the Portfolios’ unified fee structure, generally pricing Portfolios to scale at inception and reinvesting in its business to provide enhanced and expanded services to the Portfolios and their shareholders.

6. ANCILLARY BENEFITS

The Board considered other benefits realized by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust. Such benefits may include possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the Trust or third party service providers’ relationship-level fee concessions, which decrease fees paid by PIMCO. Such benefits also include ancillary benefits to PIMCO or its employees related to service or rate offers in financial firms’ other business lines, which can result in

46	PIMCO VARIABLE INSURANCE TRUST

(Unaudited)

PIMCO or its employees having access to more favorable products or rates. The Board also considered that affiliates of PIMCO provide distribution and/or shareholder services to the Portfolios and their shareholders, for which they may be compensated through distribution and servicing fees paid pursuant to the Portfolios’ Rule 12b-1 plans or otherwise. In addition, the Board considered that PIMCO may benefit indirectly from its use of the HUB technology platform, a joint venture between PIMCO, Man Group, S&P Global, Microsoft and State Street, and its recent strategic managed service arrangement with a third-party consultant. The Board noted that, while PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Portfolios, it has adopted a policy not to enter into contractual soft dollar arrangements.

7. CONCLUSIONS

Based on their review, including the comprehensive consideration and evaluation of each of the broad factors and information summarized above, the Independent Trustees and the Board as a whole concluded that the nature, extent and quality of the services rendered to the Portfolios by PIMCO and Research Affiliates supported the renewal of the Agreements and the Subsidiary Agreements. The Independent Trustees and the Board as a whole concluded that the Agreements and the Subsidiary Agreements continued to be fair and reasonable to the Portfolios and their shareholders, that the fees charged under the Investment Advisory Contract, Supervision and Administration Agreement and the Subsidiary Agreements and the fees charged by Research Affiliates under the Asset Allocation Agreement on behalf of the Portfolios were fair and reasonable in light of the services provided, and that the renewal of the Agreements and the Subsidiary Agreements was in the best interests of the Portfolios and their shareholders.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	47

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank & Trust Co.

2323 Grand Boulevard, 5th Floor

Kansas City, MO 64108

Transfer Agent

SS&C Global Investor & Distribution Solutions, Inc.

80 Lamberton Road

Windsor, CT 06095

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Variable Insurance Trust.

pimco.com/pvit

PVITBALALLFSTMAR_123125

PIMCO VARIABLE INSURANCE TRUST

Annual Financial and Other Information

December 31, 2025

PIMCO CommodityRealReturn® Strategy Portfolio

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. (The variable product prospectus may be obtained by contacting your Investment Consultant.)

Important Information About the PIMCO CommodityRealReturn® Strategy Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company that includes the PIMCO CommodityRealReturn® Strategy Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed income securities and other instruments held by the Portfolio are likely to decrease in value. A wide variety of factors can cause interest rates or yields of U.S. Treasury securities (or yields of other types of bonds) to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Portfolio management will anticipate such movement accurately. The Portfolio may experience losses as a result of movements in interest rates.

Changing interest rates may have unpredictable effects on markets, which may detract from Portfolio performance. The interest rate environment has fluctuated in recent years, moving from historically low interest rates in 2020 and 2021 to high interest rates in 2022 and 2023 as a result of the U.S. Federal Reserve (the “Fed”) raising interest rates multiple times in efforts to combat inflation. Starting in late 2024 and again in 2025, the Fed lowered interest rates. It is uncertain whether rates will remain steady, increase or decrease in the future. As such, the Portfolio may face a heightened level of risk associated with changing interest rates and/or bond yields. This could be driven by a variety of factors, including but not limited to central bank monetary policies, changing inflation or real growth rates, general economic conditions, increasing bond issuances or reduced market demand for certain types of bonds or bonds generally. Further, while bond markets have steadily grown over the past three decades, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets”.

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than funds or securities with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets, or negatively impact the Portfolio’s performance or cause the Portfolio to incur losses. As a result, the Portfolio may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of the Portfolio.

The Portfolio may be subject to various risks as described in the Portfolio’s prospectus and in the Principal and Other Risks note in the Notes to Financial Statements.

Classifications of the Portfolio’s portfolio holdings in this report are made according to financial reporting standards. The classification of a particular portfolio holding as shown in the Schedule of Investments section of this report may differ from the classification used for the Portfolio’s compliance calculations, including those used in the Portfolio’s prospectus, investment objectives, regulatory and other investment limitations and policies, which may be based on different asset class, sector or geographical classifications. The Portfolio is separately monitored for compliance with respect to prospectus and regulatory requirements.

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

In February 2022, Russia launched an invasion of Ukraine. As a result, Russia and other countries, persons and entities that provided material aid to Russia’s aggression against Ukraine, have been the subject of economic sanctions and import and export controls imposed by countries throughout the world, including the United States. Such measures, including the United States’ enforcement of sanctions or other similar measures on various Russian entities and persons, and the Russian government’s response, have had and may continue to have an adverse effect on the Russian, Belarusian and other securities, instruments and economies, which may, in turn, negatively impact the Portfolio. The extent, duration and impact of Russia’s military action in Ukraine, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional, European and global economies and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors. Further, the Portfolio may have investments in securities and instruments that are economically tied to the region and may have been negatively impacted by the sanctions and counter-sanctions by Russia, including declines in value and reductions in liquidity. The sanctions may cause the Portfolio to sell portfolio holdings at a disadvantageous time or price or to continue to hold investments that the Portfolio may no longer seek to hold.

The United States’ enforcement of restrictions on U.S. investments in certain issuers and tariffs on goods from certain other countries has contributed to and may continue to contribute to international trade

2	PIMCO VARIABLE INSURANCE TRUST

tensions and may impact portfolio securities. The U.S. government has indicated an intent to alter its approach to international trade policy, including in some cases renegotiating, modifying or terminating certain bilateral or multi-lateral trade arrangements with foreign countries, and it has proposed to take and/or taken related actions, including the imposition of or stated potential imposition of a broad range of tariffs. The imposition of tariffs, trade restrictions, currency restrictions or similar actions (or retaliatory measures taken in response) could lead to, for example, price volatility, reduced market sentiment, and changes in inflation expectations. These and other geopolitical events may contribute to increased instability in the U.S. and global economies and markets, which may have an adverse effect on the performance of the Portfolio and its investments.

Increased volatility in the U.S. and global markets could be harmful to the Portfolio, issuers in which it invests and other market participants and Portfolio service providers. For example, if a bank at which the Portfolio or issuer has an account fails, any cash or other assets in bank or custody accounts, which may be substantial in size, could be temporarily inaccessible or permanently lost by the Portfolio or issuer. If a bank that provides a subscription line credit facility, asset-based facility, other credit facility and/or other services to an issuer or to a fund fails, the issuer or fund could be unable to draw funds under its credit facilities or obtain replacement credit facilities or other services from other lending institutions with similar terms.

Issuers in which the Portfolio may invest can be affected by volatility in the banking sector. Even if banks used by issuers in which the Portfolio invests remain solvent, volatility in the banking sector could contribute to, cause or intensify an economic recession, increase the costs of capital and banking services or result in the issuers being unable to obtain or refinance indebtedness at all or on as favorable terms as could otherwise have been obtained. Potential impacts to the Portfolio and issuers resulting from volatility in the banking sector and accompanying market conditions and potential legislative or regulatory responses are uncertain. Such conditions and responses, as well as a changing interest rate environment, can contribute to decreased market liquidity and erode the value of certain holdings. Market volatility and uncertainty and/or a downturn in market and economic and financial conditions, as a result of developments in the banking sector or otherwise (including as a result of delayed access to cash or credit facilities), could have an adverse impact on the Portfolio and issuers in which it invests.

The Portfolio will seek to gain exposure to the commodity markets primarily through investments in leveraged or unleveraged commodity index-linked notes, which are derivative debt instruments with principal and/or coupon payments linked to the performance of commodity indexes, and through investments in the PIMCO Cayman Commodity Portfolio I Ltd. (the “Subsidiary”), a wholly-owned subsidiary (as discussed below). The Portfolio may also invest in commodity-linked notes with principal and/or coupon payments linked to the value of particular commodities or commodity futures contracts, or a subset of commodities or commodity futures contracts. These notes are sometimes referred to as “structured notes” because the terms of these notes may be structured by the issuer and the purchaser of the notes. The value of these notes will rise or fall in response to changes in the underlying commodity or related index of investments. These notes expose the Portfolio economically to movements in commodity prices. The Portfolio is intended for long-term investors and an investment in the Portfolio should be no more than a small part of a typical diversified portfolio. The Portfolio’s share price is expected to be more volatile than that of other funds. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, pandemics and public health emergencies, embargoes, taxation, war, terrorism, cyber hacking, tariffs, changes in storage costs, availability of transportation systems, and international economic, political and regulatory developments. These notes also are subject to risks, such as credit, market and interest rate risks, that in general affect the values of debt securities. In addition, these notes are often leveraged, increasing the volatility of each note’s market value relative to changes in the underlying commodity, commodity futures contract or commodity index. Therefore, at maturity of the note, the Portfolio may receive more or less principal than it originally invested. The Portfolio might receive interest payments on the note that are more or less than the stated coupon interest payments. The Portfolio may also gain exposure to the commodity markets indirectly by investing in its Subsidiary, which will primarily invest in different commodity-linked derivative instruments than the Portfolio, including swap agreements, commodity options, futures and options on futures.

The following table discloses the inception dates of the Portfolio and its respective share classes along with the Portfolio’s diversification status as of period end:

Portfolio Name	Portfolio Inception	Institutional Class	Class M	Administrative Class	Advisor Class	Diversification Status
PIMCO CommodityRealReturn® Strategy Portfolio	06/30/04	04/30/12	11/10/14	06/30/04	02/28/06	Diversified

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	3

Important Information About the PIMCO CommodityRealReturn® Strategy Portfolio	(Cont.)

An investment in the Portfolio is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Portfolio. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither this Portfolio’s prospectus nor summary prospectus, the Trust’s Statement of Additional Information (“SAI”), any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or the Portfolio creates a contract between or among any shareholder of the Portfolio, on the one hand, and the Trust, the Portfolio, a service provider to the Trust or the Portfolio, and/or the Trustees or officers of the Trust, on the other hand. The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend the most recent prospectus or use a new prospectus, summary prospectus or SAI with respect to the Portfolio or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or the Portfolio is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to the Portfolio, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current prospectus or SAI.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the

Portfolio’s website at www.pimco.com/pvit, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Portfolio files portfolio holdings information with the SEC on Form N-PORT within 60 days of the end of each fiscal quarter. The Portfolio’s complete schedule of securities holdings as of the end of each fiscal quarter will be made available to the public on the SEC’s website at www.sec.gov and on PIMCO’s website at www.pimco.com/pvit, and will be made available, upon request, by calling PIMCO at (888) 87-PIMCO. In August 2024, the SEC adopted amendments to Form N-PORT requiring funds to file Form N-PORT reports on a monthly basis and within 30 days of month end, with each report being made public 60 days after month end. On April 16, 2025, the SEC extended the compliance date for Form N-PORT amendments and fund groups with $1 billion or more in net assets will be required to comply with the amendments for reports filed on or after November 17, 2027.

Paper copies of the Portfolio’s shareholder reports are required to be provided free of charge by the Portfolio, the insurance company or financial intermediary upon request.

In September 2023, the SEC adopted amendments to Rule 35d-1 under the Investment Company Act of 1940, as amended, the rule governing fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. Changes to a fund’s calculation methodology for derivatives instruments for purposes of Rule 35d-1 consistent with such amendments and applicable regulatory interpretations thereof will not constitute a change to a fund’s policy adopted pursuant to Rule 35d-1 and will not require notice or shareholder approval. The amendments became effective on December 11, 2023. On March 14, 2025, the SEC extended the compliance date from December 11, 2025 to June 11, 2026 for fund groups with $1 billion or more in net assets and modified the operation of the compliance dates to allow for compliance based on the timing of certain annual disclosure and reporting obligations that are tied to a fund’s fiscal year-end.

4	PIMCO VARIABLE INSURANCE TRUST

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ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	5

Financial Highlights	PIMCO CommodityRealReturn® Strategy Portfolio (Consolidated)

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gain	Total
Institutional Class

12/31/2025	$5.42	$0.24	$0.78	$1.02	$(0.18)	$0.00	$(0.18)

12/31/2024	5.32	0.16	0.07	0.23	(0.13)	0.00	(0.13)

12/31/2023	6.86	0.17	(0.70)	(0.53)	(1.01)	0.00	(1.01)

12/31/2022	7.71	0.48	0.46	0.94	(1.79)	0.00	(1.79)

12/31/2021	6.03	0.33	1.67	2.00	(0.32)	0.00	(0.32)
Class M

12/31/2025	5.38	0.20	0.79	0.99	(0.15)	0.00	(0.15)

12/31/2024	5.29	0.13	0.07	0.20	(0.11)	0.00	(0.11)

12/31/2023	6.82	0.14	(0.69)	(0.55)	(0.98)	0.00	(0.98)

12/31/2022	7.67	0.42	0.48	0.90	(1.75)	0.00	(1.75)

12/31/2021	6.01	0.27	1.69	1.96	(0.30)	0.00	(0.30)
Administrative Class

12/31/2025	5.45	0.23	0.78	1.01	(0.17)	0.00	(0.17)

12/31/2024	5.35	0.15	0.07	0.22	(0.12)	0.00	(0.12)

12/31/2023	6.89	0.16	(0.70)	(0.54)	(1.00)	0.00	(1.00)

12/31/2022	7.73	0.46	0.47	0.93	(1.77)	0.00	(1.77)

12/31/2021	6.05	0.29	1.70	1.99	(0.31)	0.00	(0.31)
Advisor Class

12/31/2025	5.56	0.22	0.82	1.04	(0.17)	0.00	(0.17)

12/31/2024	5.46	0.15	0.07	0.22	(0.12)	0.00	(0.12)

12/31/2023	7.01	0.16	(0.72)	(0.56)	(0.99)	0.00	(0.99)

12/31/2022	7.84	0.45	0.49	0.94	(1.77)	0.00	(1.77)

12/31/2021	6.13	0.29	1.73	2.02	(0.31)	0.00	(0.31)

^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
(a)

Net asset value includes adjustments required by U.S. GAAP. These values, and other performance figures relying on them, such as average annual total return data included in the Portfolio’s prospectus and in any shareholder reports, may differ from net asset values and performance reported elsewhere with respect to the Portfolio.

(b)	Per share amounts based on average number of shares outstanding during the year or period.
(c)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(d)

Total return figures include adjustments required by U.S. GAAP. These values, and other performance figures relying on them, such as average annual total return data included in the Portfolio’s prospectus and in any shareholder reports, may differ from net asset values and performance reported elsewhere with respect to the Portfolio. Additionally, excludes applicable initial sales charges, contingent deferred sales charges and Variable Contract fees or expenses.

6	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses	Expenses Excluding Waivers	Expenses Excluding Interest Expense	Expenses Excluding Interest Expense and Waivers	Net Investment Income (Loss)	Portfolio Turnover Rate

$6.26	19.07%	$15,513	3.04%	3.23%	0.74%	0.93%	4.08%	178%

5.42	4.34	9,992	2.13	2.29	0.74	0.90	2.91	227

5.32	(7.74)	6,140	1.33	1.49	0.74	0.90	2.95	190

6.86	8.79	6,572	1.14	1.35	0.74	0.95	5.96	126

7.71	33.47	9,934	0.79	1.02	0.75	0.98	4.50	197

6.22	18.70	480	3.49	3.68	1.19	1.38	3.50	178

5.38	3.73	462	2.58	2.74	1.19	1.35	2.34	227

5.29	(8.10)	549	1.78	1.94	1.19	1.35	2.42	190

6.82	8.42	1,231	1.59	1.80	1.19	1.40	5.29	126

7.67	32.74	691	1.24	1.47	1.20	1.43	3.75	197

6.29	18.79	266,026	3.19	3.38	0.89	1.08	3.82	178

5.45	4.16	226,109	2.28	2.44	0.89	1.05	2.80	227

5.35	(7.85)	240,652	1.48	1.64	0.89	1.05	2.79	190

6.89	8.76	317,325	1.29	1.50	0.89	1.10	5.69	126

7.73	33.17	302,024	0.94	1.17	0.90	1.13	4.05	197

6.43	18.85	137,700	3.29	3.48	0.99	1.18	3.73	178

5.56	3.97	126,901	2.38	2.54	0.99	1.15	2.70	227

5.46	(7.93)	147,670	1.58	1.74	0.99	1.15	2.69	190

7.01	8.66	188,537	1.39	1.60	0.99	1.20	5.57	126

7.84	33.11	158,636	1.04	1.27	1.00	1.23	3.95	197

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	7

Consolidated Statement of Assets and Liabilities	PIMCO CommodityRealReturn® Strategy Portfolio	December 31, 2025

(Amounts in thousands†, except per share amounts)

Assets:

Investments, at value
Investments in securities*	$719,778
Investments in Affiliates	88
Financial Derivative Instruments
Exchange-traded or centrally cleared	1,099
Over the counter	4,646
Cash	617
Deposits with counterparty	5,352
Foreign currency, at value	1,347
Receivable for investments sold	276,298
Receivable for investments sold on a delayed-delivery basis	428
Receivable for TBA investments sold	40,402
Receivable for Portfolio shares sold	57
Interest and/or dividends receivable	1,703
Dividends receivable from Affiliates	7
Reimbursement receivable from PIMCO	81
Total Assets	1,051,903

Liabilities:

Borrowings & Other Financing Transactions
Payable for sale-buyback transactions	$511,970
Financial Derivative Instruments
Exchange-traded or centrally cleared	2,192
Over the counter	1,330
Payable for investments purchased	20,646
Payable for investments in Affiliates purchased	7
Payable for TBA investments purchased	82,614
Deposits from counterparty	12,408
Payable for Portfolio shares redeemed	595
Accrued investment advisory fees	240
Accrued supervisory and administrative fees	116
Accrued distribution fees	31
Accrued servicing fees	35
Total Liabilities	632,184

Commitments and Contingent Liabilities^

Net Assets	$419,719

Net Assets Consist of:

Paid in capital	$436,457
Distributable earnings (accumulated loss)	(16,738)

Net Assets	$419,719

Net Assets:

Institutional Class	$15,513
Class M	480
Administrative Class	266,026
Advisor Class	137,700

Shares Issued and Outstanding:

Institutional Class	2,478
Class M	77
Administrative Class	42,261
Advisor Class	21,425

Net Asset Value Per Share Outstanding(a):

Institutional Class	$6.26
Class M	6.22
Administrative Class	6.29
Advisor Class	6.43

Cost of investments in securities	$721,354
Cost of investments in Affiliates	$88
Cost of foreign currency held	$1,350
Cost or premiums of financial derivative instruments, net	$721

* Includes repurchase agreements of:	$133,705

†	A zero balance may reflect actual amounts rounding to less than one thousand.
^	See Note 9, Fees and Expenses, in the Notes to Financial Statements for more information.
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Portfolio.

8	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Consolidated Statement of Operations	PIMCO CommodityRealReturn® Strategy Portfolio

Year Ended December 31, 2025
(Amounts in thousands†)

Investment Income:

Interest	$27,703
Dividends from Investments in Affiliates	126
Total Income	27,829

Expenses:

Investment advisory fees	2,470
Supervisory and administrative fees	1,207
Distribution and/or servicing fees - Class M	2
Distribution and/or servicing fees - Administrative Class	368
Distribution and/or servicing fees - Advisor Class	342
Trustee fees	18
Interest expense	9,114
Miscellaneous expense	3
Total Expenses	13,524
Waiver and/or Reimbursement by PIMCO	(744)
Net Expenses	12,780

Net Investment Income (Loss)	15,049

Net Realized Gain (Loss):

Investments in securities	1,704
Investments in Affiliates	(26)
Exchange-traded or centrally cleared financial derivative instruments	(1,458)
Over the counter financial derivative instruments	39,452
Short sales	(15)
Foreign currency	1

Net Realized Gain (Loss)	39,658

Net Change in Unrealized Appreciation (Depreciation):

Investments in securities	10,324
Exchange-traded or centrally cleared financial derivative instruments	2,572
Over the counter financial derivative instruments	330
Foreign currency assets and liabilities	(196)

Net Change in Unrealized Appreciation (Depreciation)	13,030

Net Increase (Decrease) in Net Assets Resulting from Operations	$67,737

†	A zero balance may reflect actual amounts rounding to less than one thousand.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	9

Consolidated Statements of Changes in Net Assets	PIMCO CommodityRealReturn® Strategy Portfolio

(Amounts in thousands†)	Year Ended December 31, 2025	Year Ended December 31, 2024

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$15,049	$10,565
Net realized gain (loss)	39,658	(1,592)
Net change in unrealized appreciation (depreciation)	13,030	6,376

Net Increase (Decrease) in Net Assets Resulting from Operations	67,737	15,349

Distributions to Shareholders:

From net investment income and/or net realized capital gains
Institutional Class	(441)	(165)
Class M	(13)	(9)
Administrative Class	(7,054)	(5,188)
Advisor Class	(3,743)	(2,775)

Total Distributions(a)	(11,251)	(8,137)

Portfolio Share Transactions:

Net increase (decrease) resulting from Portfolio share transactions*	(231)	(38,759)

Total Increase (Decrease) in Net Assets	56,255	(31,547)

Net Assets:

Beginning of year	363,464	395,011
End of year	$419,719	$363,464

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

10	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Consolidated Statement Of Cash Flows	PIMCO CommodityRealReturn® Strategy Portfolio

(Amounts in thousands†)	Year Ended December 31, 2025

Cash Flows Provided by (Used for) Operating Activities:

Net increase (decrease) in net assets resulting from operations	$67,737

Adjustments to Reconcile Net Increase (Decrease) in Net Assets from Operations to Net Cash Provided by (Used for) Operating Activities:

Purchases of long-term securities	(1,047,348)
Proceeds from sales of long-term securities	947,214
(Purchases) Proceeds from sales of short-term portfolio investments, net	7,304
(Increase) decrease in deposits with counterparty	(3,008)
(Increase) decrease in receivable for investments sold	(141,510)
(Increase) decrease in interest and/or dividends receivable	(374)
(Increase) decrease in dividends receivable from Affiliates	7
Proceeds from (Payments on) exchange-traded or centrally cleared financial derivative instruments	2,383
Proceeds from (Payments on) over the counter financial derivative instruments	39,265
(Increase) decrease in reimbursement receivable from PIMCO	(32)
Increase (decrease) in payable for investments purchased	(64,165)
Increase (decrease) in deposits from counterparty	9,344
Increase (decrease) in accrued investment advisory fees	55
Increase (decrease) in accrued supervisory and administrative fees	25
Increase (decrease) in accrued distribution fees	4
Increase (decrease) in accrued servicing fees	6
Proceeds from short sales transactions	20,227
Payments on short sales transactions	(20,242)
Proceeds from (Payments on) foreign currency transactions	11
Net Realized (Gain) Loss
Investments in securities	(1,704)
Investments in Affiliates	26
Exchange-traded or centrally cleared financial derivative instruments	1,458
Over the counter financial derivative instruments	(39,452)
Short sales	15
Foreign currency	(1)
Net Change in Unrealized (Appreciation) Depreciation
Investments in securities	(10,324)
Exchange-traded or centrally cleared financial derivative instruments	(2,572)
Over the counter financial derivative instruments	(330)
Foreign currency assets and liabilities	196
Net amortization (accretion) on investments	(3,364)

Net Cash Provided by (Used for) Operating Activities	(239,149)

Cash Flows Received from (Used for) Financing Activities:

Proceeds from shares sold	94,161
Payments on shares redeemed	(105,311)
Proceeds from reverse repurchase agreements	12,744
Payments on reverse repurchase agreements	(21,552)
Proceeds from sale-buyback transactions	6,000,069
Payments on sale-buyback transactions	(5,741,888)

Net Cash Received from (Used for) Financing Activities	238,223

Net Increase (Decrease) in Cash and Foreign Currency	(926)

Cash and Foreign Currency:

Beginning of year	2,890
End of year	$1,964

* Reinvestment of distributions	$11,251

Supplemental Disclosure of Cash Flow Information:

Interest expense paid during the year	$9,178

†	A zero balance may reflect actual amounts rounding to less than one thousand.

A Statement of Cash Flows is presented when the Portfolio has a significant amount of borrowing during the year, based on the average total borrowing outstanding in relation to total assets or when substantially all of the Portfolio’s investments are not classified as Level 1 or 2 in the fair value hierarchy.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	11

Consolidated Schedule of Investments	PIMCO CommodityRealReturn® Strategy Portfolio

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 171.5%

CORPORATE BONDS & NOTES 0.5%

BANKING & FINANCE 0.0%

UBS Group AG
0.650% due 01/14/2028 •	EUR	100	$115

INDUSTRIALS 0.5%

Beignet Investor LLC
6.581% due 05/30/2049		$2,100	2,221

Total Corporate Bonds & Notes (Cost $2,200)			2,336

U.S. GOVERNMENT AGENCIES 16.5%

Federal Home Loan Mortgage Corp.
5.991% due 01/01/2034 •		1	1
6.181% due 10/01/2036 •		10	11
6.195% due 09/01/2036 •		10	10
6.395% due 07/01/2036 •		30	30

Federal Home Loan Mortgage Corp. REMICS
4.673% due 07/15/2044 •		94	93
4.814% due 11/25/2054 •		1,541	1,548
4.824% due 04/25/2055 •		1,383	1,389
4.874% due 02/25/2055 •		1,424	1,432
5.024% due 03/25/2055 •		761	763
5.074% due 02/25/2055 •		1,424	1,430

Federal Home Loan Mortgage Corp. STRIPS
4.548% due 09/15/2042 •		194	192

Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
5.229% due 02/25/2045 •		16	15

Federal National Mortgage Association
5.277% due 10/01/2044 •		1	1
5.931% due 01/01/2036 •		8	8
6.155% due 11/01/2035 •		2	3
6.346% due 11/01/2034 •		3	3
6.529% due 07/01/2035 •		3	3

Federal National Mortgage Association REMICS
4.824% due 03/25/2055 •		1,507	1,514
4.904% due 06/25/2055 •		1,776	1,789
5.074% due 12/25/2053 - 07/25/2055 •		2,445	2,455
6.309% due 05/25/2035 ~		4	4

Federal National Mortgage Association Trust
4.339% due 05/25/2042 •		1	1

Government National Mortgage Association
3.500% due 12/20/2052 - 10/20/2054		10,733	9,816

Government National Mortgage Association REMICS
4.927% due 08/20/2068 •		281	283
5.068% due 06/20/2055 •		3,791	3,808
5.592% due 04/20/2067 •		109	110

U.S. Small Business Administration
5.510% due 11/01/2027		13	13

Uniform Mortgage-Backed Security, TBA
4.000% due 02/01/2056		2,100	1,991
4.500% due 02/01/2056		24,900	24,288
5.500% due 02/01/2056		3,300	3,343
6.000% due 02/01/2056		9,500	9,750
6.500% due 02/01/2056		2,900	3,015

Total U.S. Government Agencies (Cost $68,973)			69,112

U.S. TREASURY OBLIGATIONS 106.9%

U.S. Treasury Inflation Protected Securities (c)
0.625% due 02/15/2043 (j)		212	158
1.000% due 02/15/2046		2,886	2,178
1.375% due 02/15/2044		140	117
1.750% due 01/15/2028		9,594	9,668
2.125% due 02/15/2040 (f)		346	343
2.125% due 02/15/2054 (j)		106	95
2.500% due 01/15/2029		2,487	2,568
3.875% due 04/15/2029		895	965

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.125% due 07/15/2026 (f)		$20,003	$19,887
0.125% due 10/15/2026		6,828	6,765
0.125% due 04/15/2027 (h)		21,911	21,519
0.125% due 01/15/2030		20,375	19,331
0.125% due 07/15/2030		20,292	19,156
0.250% due 07/15/2029		18,330	17,665
0.375% due 01/15/2027 (f)		26,029	25,709
0.375% due 07/15/2027		17,011	16,816
0.500% due 01/15/2028 (f)		26,700	26,236
0.625% due 07/15/2032 (j)		112	105
0.750% due 07/15/2028 (f)		5,811	5,743
0.875% due 01/15/2029		19,085	18,795
1.125% due 10/15/2030 (f)		31,606	31,132
1.250% due 04/15/2028 (f)		32,566	32,440
1.375% due 07/15/2033		2,359	2,300
1.625% due 10/15/2027 (f)		27,204	27,415
1.625% due 10/15/2029 (f)		32,182	32,507
1.625% due 04/15/2030 (f)		30,788	30,951
1.750% due 01/15/2034		2,330	2,318
1.875% due 07/15/2034 (f)		5,292	5,315
1.875% due 07/15/2035 (f)		8,315	8,295
2.125% due 04/15/2029 (f)		28,949	29,566
2.125% due 01/15/2035		2,476	2,521
2.375% due 10/15/2028 (f)		29,234	30,110

Total U.S. Treasury Obligations (Cost $447,565)			448,689

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.5%

Alliance Bancorp Trust
4.326% due 07/25/2037 •		102	91

Banc of America Mortgage Trust
5.105% due 11/25/2035 ~		4	4
5.316% due 06/25/2035 ~		8	8

Bear Stearns ARM Trust
4.214% due 07/25/2036 ~		14	12
4.783% due 03/25/2035 ~		17	16
6.470% due 01/25/2035 ~		25	25

CHL Mortgage Pass-Through Trust
4.731% due 10/20/2035 ~		589	557

Citigroup Mortgage Loan Trust, Inc.
4.457% due 09/25/2037 ~		78	73

Countrywide Alternative Loan Trust
4.043% due 12/20/2046 •		441	397
4.086% due 06/25/2036 •		237	229
5.000% due 07/25/2035		34	18
6.000% due 02/25/2037		116	43

CSMC Trust
4.129% due 10/26/2036 ~		22	20

Eurosail-U.K. PLC
4.851% due 06/13/2045 •	GBP	41	55

First Horizon Alternative Mortgage Securities Trust
5.695% due 06/25/2034 ~		$2	2
6.000% due 02/25/2037		37	13

Government National Mortgage Association REMICS
4.698% due 10/20/2075 •		4,090	4,108

GreenPoint Mortgage Funding Trust
4.206% due 09/25/2046 •		56	53
4.386% due 11/25/2045 •		3	3

GSR Mortgage Loan Trust
6.449% due 01/25/2035 ~		4	4

HarborView Mortgage Loan Trust
4.326% due 03/19/2036 •		15	14

IndyMac INDA Mortgage Loan Trust
5.051% due 11/25/2035 ~		3	4

JP Morgan Mortgage Trust
5.555% due 02/25/2035 ~		9	9
6.022% due 08/25/2035 ~		9	8
6.230% due 07/25/2035 ~		2	2

MASTR Adjustable Rate Mortgages Trust
5.633% due 11/21/2034 ~		4	4

Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
4.605% due 09/15/2030 •		6	4

New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~		352	342

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

RALI Trust
5.007% due 10/25/2037 ~	$18	$14
5.389% due 09/25/2045 •	33	29

Residential Asset Securitization Trust
4.246% due 05/25/2035 •	46	27

Sequoia Mortgage Trust
4.248% due 07/20/2036 •	34	29

Structured Adjustable Rate Mortgage Loan Trust
5.429% due 01/25/2035 •	4	4
6.298% due 02/25/2034 ~	2	2

Structured Asset Mortgage Investments II Trust
4.266% due 04/25/2036 •	2	2
4.506% due 10/19/2034 •	3	2

WaMu Mortgage Pass-Through Certificates Trust
4.697% due 12/25/2035 ~	20	18
4.799% due 05/25/2047 •	77	69

Washington Mutual Mortgage Pass-Through Certificates Trust
6.500% due 08/25/2035	9	8

Total Non-Agency Mortgage-Backed Securities (Cost $6,364)		6,322

ASSET-BACKED SECURITIES 6.8%

CMBS OTHER 0.4%

Arbor Realty Commercial Real Estate Notes Ltd.
5.434% due 01/15/2037 •	485	488

LoanCore Issuer Ltd.
5.493% due 01/17/2037 •	173	174

MF1 LLC
5.881% due 06/19/2037 •	579	579

TRTX Issuer Ltd.
5.386% due 02/15/2039 •	237	236

		1,477

HOME EQUITY OTHER 0.8%

ABFC Trust
4.126% due 10/25/2036 •	541	510

Argent Mortgage Loan Trust
4.326% due 05/25/2035 •	45	42

Argent Securities Trust
4.146% due 07/25/2036 •	195	178
4.166% due 05/25/2036 •	536	129

CIT Mortgage Loan Trust
5.346% due 10/25/2037 •	383	389

Citigroup Mortgage Loan Trust, Inc.
4.306% due 12/25/2036 •	32	23

Countrywide Asset-Backed Certificates
4.346% due 03/25/2037 •	66	65
5.046% due 10/25/2035 •	4	4

Countrywide Asset-Backed Certificates Trust
4.036% due 11/25/2037 •	339	327
4.586% due 08/25/2047 •	69	68

Credit-Based Asset Servicing & Securitization LLC
4.226% due 07/25/2037 •	7	5
4.326% due 07/25/2037 •	30	20

Ellington Loan Acquisition Trust
4.946% due 05/25/2037 •	12	12

Fremont Home Loan Trust
4.116% due 10/25/2036 •	69	64

GSAA Trust
6.720% due 03/25/2046 þ	34	18

GSAMP Trust
3.916% due 12/25/2036 •	39	19
4.821% due 03/25/2035 •	59	58

Home Equity Asset Trust
4.521% due 02/25/2036 •	150	148

JP Morgan Mortgage Acquisition Trust
4.266% due 10/25/2036 •	6	6

Long Beach Mortgage Loan Trust
4.086% due 08/25/2036 •	448	178

12	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

December 31, 2025

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

MASTR Asset-Backed Securities Trust
4.146% due 10/25/2036 •		$157	$51

Morgan Stanley Mortgage Loan Trust
6.000% due 02/25/2037 ~		40	22
6.410% due 11/25/2036 þ		657	140

New Century Home Equity Loan Trust
4.611% due 02/25/2035 •		60	59

Renaissance Home Equity Loan Trust
4.946% due 09/25/2037 •		865	345

Residential Asset Securities Corporation Trust
4.306% due 06/25/2036 •		118	117
4.341% due 04/25/2036 •		13	13

Saxon Asset Securities Trust
4.156% due 09/25/2037 •		62	60

Securitized Asset-Backed Receivables LLC Trust
4.146% due 07/25/2036 •		258	98
4.166% due 07/25/2036 •		125	41

Soundview Home Loan Trust
4.046% due 06/25/2037 •		488	339

			3,548

WHOLE LOAN COLLATERAL 0.5%

Citigroup Mortgage Loan Trust, Inc.
4.341% due 10/25/2036 •		400	396

IndyMac INDB Mortgage Loan Trust
3.986% due 07/25/2036 •		208	66

Lehman XS Trust
4.166% due 05/25/2036 •		59	53
4.377% due 06/25/2036 þ		68	67
6.146% due 12/25/2037 •		270	273

Securitized Asset-Backed Receivables LLC Trust
4.286% due 10/25/2036 •		3,586	1,189
4.346% due 05/25/2036 •		402	217

			2,261

OTHER ABS 5.1%

Arbour CLO VI DAC
3.214% due 11/15/2037 •	EUR	1,000	1,177

Atlas Senior Loan Fund XIII
5.199% due 04/22/2031 •		$20	20

BlackRock European CLO VII DAC
2.629% due 10/15/2031 •	EUR	166	196

Carlyle Euro CLO DAC
2.709% due 01/15/2031 •		248	292

Carlyle Global Market Strategies Euro CLO Ltd.
2.814% due 11/15/2031 •		111	130

CarVal CLO III Ltd.
4.874% due 07/20/2032 •		$1,857	1,859

CIFC European Funding CLO III DAC
3.059% due 01/15/2034 •	EUR	1,000	1,176

Dryden 52 Euro CLO DAC
2.924% due 05/15/2034 •		212	250

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Dryden 69 Euro CLO DAC
2.984% due 10/18/2034 •	EUR	1,900	$2,235

Dryden XXVI Senior Loan Fund
5.066% due 04/15/2029 •		$18	18

Elevation CLO Ltd.
4.988% due 07/25/2034 •		500	500

Elmwood CLO 15 Ltd.
5.007% due 04/22/2035 •		1,500	1,500

Euro-Galaxy III CLO DAC
2.686% due 04/24/2034 •	EUR	498	585

Hayfin Emerald CLO VI DAC
3.259% due 10/15/2038 •		2,000	2,352

LCM 29 Ltd.
5.236% due 04/15/2031 •		$189	189

LCM XVII LP
5.296% due 10/15/2031 •		39	39

Madison Park Euro Funding XIII DAC
2.776% due 01/15/2032 •	EUR	687	808

Madison Park Funding XLIX Ltd.
4.934% due 10/19/2034 •		$1,600	1,600

OCP Euro CLO DAC
3.300% due 10/20/2039 •	EUR	600	706

Romark CLO - IV Ltd.
5.067% due 07/10/2034 •		$2,000	2,001

SLM Student Loan Trust
5.125% due 10/25/2064 •		196	195

St. Paul’s CLO II DAC
3.045% due 10/25/2035 •	EUR	500	588

Steele Creek CLO Ltd.
5.176% due 04/15/2031 •		$65	65

Tikehau CLO V DAC
3.253% due 10/15/2038 •	EUR	500	588

Venture 36 CLO Ltd.
5.276% due 04/20/2032 •		$318	318

Venture XXIX CLO Ltd.
5.103% due 09/07/2030 •		12	12

Verdelite Static CLO Ltd.
5.014% due 07/20/2032 •		1,390	1,391

Voya Euro CLO II DAC
2.969% due 07/15/2035 •	EUR	400	471

			21,261

Total Asset-Backed Securities (Cost $29,376)			28,547

SOVEREIGN ISSUES 6.6%

Brazil Letras do Tesouro Nacional
0.000% due 04/01/2026 (b)	BRL	47,100	8,315

Canada Government Real Return Bonds
4.250% due 12/01/2026 (c)	CAD	1,129	849

French Republic Government Bonds OAT
0.100% due 03/01/2026 (c)	EUR	2,824	3,306
0.100% due 07/25/2031 (c)		3,197	3,556

Italy Buoni Poliennali Del Tesoro
0.400% due 05/15/2030 (c)		748	855
1.800% due 05/15/2036 (c)		313	367

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Japan Government CPI-Linked Bonds
0.005% due 03/10/2034 (c)	JPY	199,815	$1,251
0.005% due 03/10/2035 (c)		102,096	636
0.100% due 03/10/2028 (c)		383,887	2,494
0.100% due 03/10/2029 (c)		966,627	6,273

Total Sovereign Issues (Cost $30,009)			27,902

		SHARES
PREFERRED SECURITIES 0.1%

BANKING & FINANCE 0.1%

Bank of America Corp.
5.875% due 03/15/2028 (d)		230,000	233

Total Preferred Securities (Cost $230)			233

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 32.6%

REPURCHASE AGREEMENTS (e) 31.9%

			133,705

U.S. TREASURY BILLS 0.7%
3.801% due 01/13/2026 - 04/14/2026 (a)(b)(h)		$2,948	2,932

Total Short-Term Instruments (Cost $136,637)			136,637

Total Investments in Securities (Cost $721,354)			719,778

		SHARES
INVESTMENTS IN AFFILIATES 0.0%

SHORT-TERM INSTRUMENTS 0.0%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%

PIMCO Short-Term Floating NAV Portfolio III		9,080	88

Total Short-Term Instruments (Cost $88)			88

Total Investments in Affiliates (Cost $88)			88

Total Investments 171.5% (Cost $721,442)			$719,866

Financial Derivative Instruments (g)(i) 0.5% (Cost or Premiums, net $721)			2,223

Other Assets and Liabilities, net (72.0)%			(302,370)

Net Assets 100.0%			$419,719

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Coupon represents a weighted average yield to maturity.
(b)	Zero coupon security.
(c)	Principal amount of security is adjusted for inflation.
(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	13

Consolidated Schedule of Investments	PIMCO CommodityRealReturn® Strategy Portfolio	(Cont.)

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(e) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BOS	3.750%	12/31/2025	01/02/2026	$5,600	U.S. Treasury Notes 0.625% due 08/15/2030	$(5,708)	$5,600	$5,601
	3.930	12/31/2025	01/02/2026	125,400	U.S. Treasury Notes 4.125% due 11/30/2029	(127,882)	125,400	125,427
DEU	3.730	12/31/2025	01/02/2026	2,705	U.S. Treasury Inflation-Indexed Notes 0.125% due 07/15/2026	(2,702)	2,705	2,706

Total Repurchase Agreements						$(136,292)	$133,705	$133,734

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate(2)	Borrowing Date	Maturity Date	Amount Borrowed(2)	Payable for Sale-Buyback Transactions(3)
BCY	3.800%	01/05/2026	01/06/2026	$(79,129)	$(79,129)
	3.890	12/16/2025	01/20/2026	(27,019)	(27,068)
	3.970	12/31/2025	01/02/2026	(1,333)	(1,333)
BPS	3.890	12/31/2025	01/02/2026	(1,943)	(1,944)
	3.900	01/02/2026	01/05/2026	(46,968)	(46,968)
	3.960	12/31/2025	01/05/2026	(307)	(307)
GSC	3.860	01/02/2026	01/09/2026	(132,070)	(132,070)
	3.950	12/17/2025	01/07/2026	(33,237)	(33,295)
	3.950	12/18/2025	01/02/2026	(189,544)	(189,856)

Total Sale-Buyback Transactions					$(511,970)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of December 31, 2025:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions(3)	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(4)
Global/Master Repurchase Agreement
BOS	$131,028	$0	$0	$131,028	$(133,590)	$(2,562)
DEU	2,706	0	0	2,706	(2,702)	4

Master Securities Forward Transaction Agreement
BCY	0	0	(107,530)	(107,530)	107,212	(318)
BPS	0	0	(49,219)	(49,219)	49,098	(121)
GSC	0	0	(355,221)	(355,221)	353,902	(1,319)

Total Borrowings and Other Financing Transactions	$133,734	$0	$(511,970)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Sale-Buyback Transactions
U.S. Treasury Obligations	$0	$(511,970)	$0	$0	$(511,970)

Total Borrowings	$0	$(511,970)	$0	$0	$(511,970)

Payable for sale-buyback financing transactions					$(511,970)

(f)	Securities with an aggregate market value of $510,212 have been pledged as collateral under the terms of the above master agreements as of December 31, 2025.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended December 31, 2025 was $(201,956) at a weighted average interest rate of 4.307%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

14	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

December 31, 2025

(3)	Payable for sale-buyback transactions includes $(194) of deferred price drop.
(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(g) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

COMMODITY OPTIONS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - NYMEX Crude Oil March 2026 Futures	$50.000	02/17/2026	11	$11	$14	$5
Call - NYMEX Natural Gas March 2026 Futures	3.750	02/24/2026	2	20	4	2
Call - NYMEX Natural Gas March 2026 Futures	4.500	02/24/2026	9	90	22	4

Total Purchased Options					$40	$11

WRITTEN OPTIONS:

COMMODITY OPTIONS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Call - CME Silver December 2026 Futures	$65.000	11/24/2026	10	$50	$(472)	$(763)
Put - CME Silver December 2026 Futures	65.000	11/24/2026	10	50	(468)	(379)
Call - CME Silver December 2026 Futures	100.000	11/24/2026	5	25	(83)	(150)
Call - CME Silver December 2026 Futures	120.000	11/24/2026	4	20	(42)	(79)
Call - NYMEX Crude Oil March 2026 Futures	64.000	02/17/2026	11	11	(13)	(6)
Put - NYMEX Natural Gas March 2026 Futures	3.000	02/24/2026	2	20	(4)	(4)
Put - NYMEX Natural Gas March 2026 Futures	3.500	02/24/2026	9	90	(21)	(48)

Total Written Options					$(1,103)	$(1,429)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Brent Crude August Futures	06/2026	12	$722	$(36)	$0	$(7)
Brent Crude December Futures	10/2026	58	3,493	(120)	0	(32)
Brent Crude July Futures	05/2026	12	723	(22)	0	(7)
Brent Crude June Futures	04/2026	5	301	2	0	(3)
Brent Crude March Futures	01/2026	72	4,381	(92)	0	(35)
Brent Crude October Futures	08/2026	7	421	(1)	0	(4)
Brent Crude September Futures	07/2026	7	421	(12)	0	(4)
California Carbon Allowance Vintage December Futures	12/2026	414	13,621	492	62	0
Carbon Emissions December Futures	12/2026	18	1,848	71	2	(4)
Cocoa March Futures	03/2026	56	3,396	148	1	0
Copper March Futures	03/2026	2	284	27	0	(5)
Euro-BTP Future March Futures	03/2026	49	6,921	(18)	0	(21)
Euro-Bund March Futures	03/2026	30	4,498	(62)	0	(8)
Euro-Schatz March Futures	03/2026	184	23,092	(32)	0	(2)
Gold 100 oz. April Futures	04/2026	2	875	(18)	0	(9)
Gold 100 oz. February Futures	02/2026	5	2,171	37	0	(23)
Hard Red Winter Wheat March Futures	03/2026	20	515	(20)	0	(7)
Henry Hub Natural Gas April Futures	03/2031	1	7	(1)	0	0
Henry Hub Natural Gas August Futures	07/2031	1	8	0	0	0
Henry Hub Natural Gas December Futures	11/2031	1	10	2	0	0
Henry Hub Natural Gas February Futures	01/2031	1	10	2	0	0
Henry Hub Natural Gas January Futures	12/2030	1	11	3	0	0
Henry Hub Natural Gas July Futures	06/2031	1	8	0	0	0
Henry Hub Natural Gas June Futures	05/2031	1	8	(1)	0	0
Henry Hub Natural Gas March Futures	02/2031	1	9	0	0	0
Henry Hub Natural Gas May Futures	04/2031	1	7	(1)	0	0
Henry Hub Natural Gas November Futures	10/2031	1	9	1	0	0
Henry Hub Natural Gas October Futures	09/2031	1	8	0	0	0
Henry Hub Natural Gas September Futures	08/2031	1	8	0	0	0

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	15

Consolidated Schedule of Investments	PIMCO CommodityRealReturn® Strategy Portfolio	(Cont.)

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Iron Ore February Futures	02/2026	14	$147	$4	$0	$0
Iron Ore March Futures	03/2026	204	2,138	102	0	(3)
Live Cattle April Futures	04/2026	10	929	16	5	0
LME Nickel March Futures	03/2026	4	399	45	45	0
LME Zinc March Futures	03/2026	4	312	7	7	0
Mont Belvieu Ethane (OPIS) February Futures	02/2026	3	30	(5)	0	(1)
Natural Gas April Futures	03/2027	4	136	1	0	(2)
Natural Gas March Futures	02/2027	1	37	0	0	(1)
Natural Gas May Futures	04/2026	25	808	(186)	0	(42)
New York Harbor March Futures	02/2026	2	177	(2)	0	(1)
Palladium March Futures	03/2026	1	165	17	0	(8)
Platinum April Futures	04/2026	1	102	21	0	(11)
RBOB Gasoline June Futures	05/2026	1	82	(3)	0	(1)
Silver December Futures	12/2026	7	2,550	111	0	(259)
SNG KEROS vs. SNG GA March Futures	03/2026	1	0	0	0	0
Soybean July Futures	07/2026	6	322	(13)	0	(3)
Soybean March Futures	03/2026	22	1,152	(95)	0	(16)
Soybean Meal March Futures	03/2026	69	2,066	(192)	0	(20)
U.S. Treasury 5-Year Note March Futures	03/2026	226	24,703	(2)	0	(26)
U.S. Treasury Ultra Long-Term Bond March Futures	03/2026	128	15,104	(140)	0	(48)
U.S. Ultra Treasury 10-Year Note March Futures	03/2026	44	5,061	(18)	0	(8)
WTI Crude August Futures	07/2026	12	684	(8)	0	(6)
WTI Crude December Futures	11/2026	16	911	(57)	0	(8)
WTI Crude July Futures	06/2026	10	570	(27)	0	(5)
WTI Crude September Futures	08/2026	3	171	2	0	(1)

				$(73)	$122	$(641)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Arabica Coffee July Futures	07/2026	1	$(122)	$(1)	$1	$0
Arabica Coffee March Futures	03/2026	2	(262)	33	1	0
Argus Euro-Bobl Oxy FOB Rotterdam Barges vs Brent 1st Line December Futures	12/2025	1	(13)	(2)	0	0
Brent Crude April Futures	02/2026	6	(363)	17	3	0
Brent Crude December Futures	10/2027	6	(368)	20	4	0
Brent Crude February Futures	12/2026	6	(362)	3	3	0
Brent Crude January Futures	11/2026	5	(301)	9	3	0
Brent Crude June Futures	04/2027	10	(606)	27	6	0
Brent Crude May Futures	03/2026	5	(302)	7	3	0
Brent Crude November Futures	09/2026	6	(361)	11	3	0
Corn December Futures	12/2026	4	(92)	1	0	0
Corn July Futures	07/2026	20	(455)	3	0	0
Corn March Futures	03/2026	101	(2,223)	(18)	1	0
Cotton No. 2 July Futures	07/2026	5	(167)	(1)	0	0
Euro-Bobl March Futures	03/2026	2	(273)	2	0	0
Euro-Buxl 30-Year Bond March Futures	03/2026	18	(2,329)	37	7	0
Euro-Oat March Futures	03/2026	138	(19,557)	181	47	0
Gas Oil June Futures	06/2026	42	(2,526)	(40)	11	0
Gas Oil March Futures	03/2026	72	(4,433)	180	34	0
Hard Red Winter Wheat July Futures	07/2026	3	(81)	0	1	0
Hard Red Winter Wheat May Futures	05/2026	1	(26)	2	0	0
Henry Hub Natural Gas February Futures	01/2026	3	(28)	4	2	0
Japan Government 10-Year Bond March Futures	03/2026	3	(2,536)	17	6	0
Lean Hogs April Futures	04/2026	21	(755)	(19)	2	0
LME Aluminum March Futures	03/2026	7	(524)	(36)	0	(36)
LME Lead March Futures	03/2026	7	(351)	0	4	(3)
Natural Gas April Futures	03/2026	34	(1,072)	236	62	0
Natural Gas January Futures	12/2026	5	(235)	14	4	0
Natural Gas July Futures	06/2026	1	(37)	1	1	0
Natural Gas March Futures	02/2026	2	(63)	4	4	0
Natural Gas March Futures	02/2026	15	(433)	(6)	12	(9)
Natural Gas March Futures	02/2026	25	(607)	(11)	9	(12)
New York Harbor June Futures	05/2026	3	(256)	3	3	0
RBOB Gasoline March Futures	02/2026	27	(1,975)	99	18	0
Silver March Futures	03/2026	11	(3,883)	(693)	402	0
SNG KEROS vs. SNG GA February Futures	02/2026	2	0	0	0	0
SNG KEROS vs. SNG GA February Futures	02/2026	2	0	0	0	0

16	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

December 31, 2025

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
SNG KEROS vs. SNG GA January Futures	01/2026	3	$2	$1	$0	$0
SNG KEROS vs. SNG GA January Futures	01/2026	1	(1)	(1)	0	0
Soybean Meal July Futures	07/2026	2	(62)	0	1	0
Soybean November Futures	11/2026	1	(53)	0	0	0
Soybean Oil July Futures	07/2026	10	(297)	5	5	0
Soybean Oil March Futures	03/2026	6	(175)	10	3	0
Sugar No. 11 July Futures	06/2026	22	(362)	(6)	0	(2)
U.S. Treasury 2-Year Note March Futures	03/2026	258	(53,868)	(47)	18	0
U.S. Treasury 10-Year Note March Futures	03/2026	15	(1,687)	3	3	0
U.S. Treasury Long-Term Bond March Futures	03/2026	191	(22,078)	156	42	0
Wheat July Futures	07/2026	4	(106)	1	1	0
Wheat March Futures	03/2026	41	(1,039)	74	8	0
Wheat May Futures	05/2026	1	(26)	0	0	0
WTI Crude April Futures	03/2026	6	(342)	4	3	0
WTI Crude December Futures	11/2026	1	(57)	3	0	0
WTI Crude December Futures	11/2027	15	(868)	42	8	0
WTI Crude February Futures	01/2026	10	(574)	46	5	0
WTI Crude January Futures	12/2026	2	(114)	(2)	1	0
WTI Crude June Futures	05/2026	9	(513)	6	3	0
WTI Crude June Futures	05/2027	5	(286)	4	3	0
WTI Crude March Futures	02/2026	4	(229)	(1)	2	0
WTI Crude May Futures	04/2026	2	(114)	(2)	1	0
WTI Crude November Futures	10/2026	5	(285)	14	3	0
WTI Crude October Futures	09/2026	8	(456)	41	4	0

				$435	$771	$(62)

Total Futures Contracts				$362	$893	$(703)

SWAP AGREEMENTS:

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day GBP-SONIO Compounded-OIS	3.750%	Annual	09/17/2030	GBP	16,600	$(86)	$178	$92	$19	$0
Pay(1)	1-Day GBP-SONIO Compounded-OIS	3.750	Annual	03/18/2031		7,400	32	7	39	9	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.300	Semi-Annual	09/20/2027	JPY	195,330	5	14	19	1	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.550	Annual	09/14/2028		640,000	(26)	104	78	4	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.500	Annual	12/15/2031		309,000	27	94	121	4	0
Pay	1-Day USD-SOFR Compounded-OIS	2.300	Semi-Annual	11/15/2028		$1,500	(104)	46	(58)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	2.340	Semi-Annual	11/21/2028		1,590	(108)	49	(59)	0	(2)
Receive(1)	1-Day USD-SOFR Compounded-OIS	3.290	Annual	05/31/2030		8,471	0	36	36	12	0
Receive(1)	1-Day USD-SOFR Compounded-OIS	3.375	Annual	05/31/2030		11,285	11	0	11	16	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	05/15/2032		700	(1)	(6)	(7)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2034		1,550	69	(10)	59	3	0
Receive	1-Day USD-SOFR Compounded-OIS	2.285	Semi-Annual	11/15/2053		1,850	445	224	669	5	0
Receive(1)	1-Day USD-SOFR Compounded-OIS	4.010	Annual	11/15/2053		4,600	64	65	129	16	0
Receive(1)	1-Day USD-SOFR Compounded-OIS	4.075	Annual	11/15/2053		4,234	32	41	73	15	0
Receive	1-Day USD-SOFR Compounded-OIS	2.237	Semi-Annual	11/21/2053		1,400	350	167	517	4	0
Receive	1-Day USD-SOFR Compounded-OIS	2.865	Annual	02/13/2054		6,700	506	1,043	1,549	20	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054		2,300	61	211	272	7	0
Receive	6-Month EUR-EURIBOR	2.120	Annual	09/03/2027	EUR	11,300	0	25	25	1	0
Pay(1)	6-Month EUR-EURIBOR	2.750	Annual	03/18/2036		17,800	(5)	(371)	(376)	0	(25)
Receive	6-Month EUR-EURIBOR	0.190	Annual	11/04/2052		900	426	171	597	2	0
Receive	6-Month EUR-EURIBOR	0.195	Annual	11/04/2052		950	449	180	629	2	0
Receive	6-Month EUR-EURIBOR	0.197	Annual	11/08/2052		1,800	850	341	1,191	4	0
Receive(1)	6-Month EUR-EURIBOR	3.000	Annual	03/18/2056		2,450	(37)	183	146	8	0
Receive	CPTFEMU	3.000	Maturity	05/15/2027		1,100	23	(5)	18	0	0
Receive	CPTFEMU	3.130	Maturity	05/15/2027		100	1	0	1	0	0
Receive	CPTFEMU	1.636	Maturity	06/15/2027		2,200	0	4	4	0	0
Pay	CPTFEMU	1.380	Maturity	03/15/2031		130	(28)	1	(27)	0	0
Receive	CPTFEMU	2.720	Maturity	06/15/2032		140	(1)	(5)	(6)	0	0
Receive	CPTFEMU	2.049	Maturity	08/15/2034		3,500	(1)	(62)	(63)	0	(3)
Receive	CPTFEMU	2.034	Maturity	09/15/2034		1,200	(2)	(17)	(19)	0	(1)
Pay	CPTFEMU	2.487	Maturity	05/15/2037		80	(3)	4	1	0	0
Pay	CPTFEMU	1.945	Maturity	11/15/2048		100	(23)	10	(13)	1	0
Pay	CPTFEMU	2.580	Maturity	03/15/2052		200	(9)	20	11	1	0
Pay	CPTFEMU	2.590	Maturity	03/15/2052		700	(28)	70	42	2	0
Pay	CPTFEMU	2.550	Maturity	04/15/2052		200	(8)	19	11	1	0

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	17

Consolidated Schedule of Investments	PIMCO CommodityRealReturn® Strategy Portfolio	(Cont.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	CPTFEMU	2.421%	Maturity	05/15/2052	EUR	230	$(19)	$24	$5	$1	$0
Pay	CPTFEMU	2.590	Maturity	12/15/2052		700	22	60	82	1	0
Pay	CPTFEMU	2.680	Maturity	04/15/2053		600	46	47	93	1	0
Pay	CPTFEMU	2.700	Maturity	04/15/2053		400	34	30	64	1	0
Pay	CPTFEMU	2.763	Maturity	09/15/2053		300	32	23	55	1	0
Pay	CPTFEMU	2.682	Maturity	10/15/2053		200	16	15	31	0	0
Pay	CPTFEMU	2.736	Maturity	10/15/2053		400	40	29	69	1	0
Pay	CPURNSA	2.700	Maturity	01/14/2026		$3,100	0	(9)	(9)	0	(2)
Pay	CPURNSA	2.820	Maturity	02/05/2026		1,800	0	1	1	0	0
Pay	CPURNSA	2.842	Maturity	02/13/2026		2,000	0	2	2	0	0
Pay	CPURNSA	3.042	Maturity	02/21/2026		2,000	0	6	6	0	0
Pay	CPURNSA	3.323	Maturity	04/23/2026		400	0	3	3	0	0
Receive	CPURNSA	2.703	Maturity	05/25/2026		130	10	3	13	0	0
Pay	CPURNSA	3.300	Maturity	06/04/2026		1,900	0	10	10	0	0
Pay	CPURNSA	3.435	Maturity	08/01/2026		2,700	0	16	16	0	0
Pay	CPURNSA	3.433	Maturity	08/27/2026		2,600	0	17	17	0	0
Pay	CPURNSA	2.101	Maturity	07/20/2027		1,800	(215)	(43)	(258)	0	0
Pay	CPURNSA	2.080	Maturity	07/25/2027		1,300	(158)	(32)	(190)	0	0
Pay	CPURNSA	2.122	Maturity	08/01/2027		1,900	(223)	(46)	(269)	0	0
Receive	CPURNSA	1.793	Maturity	08/24/2027		600	89	16	105	0	0
Receive	CPURNSA	1.797	Maturity	08/25/2027		300	44	8	52	0	0
Receive	CPURNSA	1.890	Maturity	08/27/2027		300	42	8	50	0	0
Pay	CPURNSA	2.180	Maturity	09/20/2027		650	(74)	(15)	(89)	0	0
Pay	CPURNSA	2.150	Maturity	09/25/2027		600	(70)	(15)	(85)	0	0
Pay	CPURNSA	2.155	Maturity	10/17/2027		1,400	(163)	(32)	(195)	0	0
Pay	CPURNSA	2.335	Maturity	02/05/2028		2,010	(184)	(40)	(224)	2	0
Pay	CPURNSA	2.352	Maturity	05/09/2028		630	(55)	(12)	(67)	0	0
Pay	CPURNSA	2.360	Maturity	05/09/2028		950	(83)	(17)	(100)	0	0
Pay	CPURNSA	2.364	Maturity	05/10/2028		960	(83)	(18)	(101)	0	0
Pay	CPURNSA	2.370	Maturity	06/06/2028		1,800	(158)	(33)	(191)	0	0
Receive	CPURNSA	2.573	Maturity	08/26/2028		1,100	68	17	85	1	0
Receive	CPURNSA	2.645	Maturity	09/10/2028		500	27	7	34	0	0
Pay	CPURNSA	2.165	Maturity	04/16/2029		1,100	(127)	(20)	(147)	0	(2)
Pay	CPURNSA	1.954	Maturity	06/03/2029		400	(54)	(7)	(61)	0	(1)
Pay	CPURNSA	1.997	Maturity	07/25/2029		2,800	(359)	(52)	(411)	0	(5)
Receive	CPURNSA	2.311	Maturity	02/24/2031		8,300	896	107	1,003	15	0
Pay	FRCPXTOB	1.910	Maturity	01/15/2038	EUR	390	(47)	40	(7)	0	0
Receive	UKRPI	3.365	Maturity	09/15/2027	GBP	1,500	0	(20)	(20)	0	(1)
Pay	UKRPI	3.500	Maturity	08/15/2034		1,600	9	72	81	2	0
Pay	UKRPI	3.466	Maturity	09/15/2034		700	0	32	32	0	0

Total Swap Agreements							$2,184	$3,013	$5,197	$184	$(44)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of December 31, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset(2)			Market Value	Variation Margin Liability(2)
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$11	$904	$184	$1,099	$(1,429)	$(719)	$(44)	$(2,192)

(h)

Securities with an aggregate market value of $2,644 and cash of $5,352 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2025.

(1)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(2)	Unsettled variation margin asset of $11 and liability of $(16) for closed futures is outstanding at period end.

18	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

December 31, 2025

(i) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BOA	01/2026	INR	913		$10	$0	$0
	01/2026	KRW	172,780		119	0	(1)
	01/2026	PLN	733		200	0	(4)
	01/2026	THB	2,273		70	0	(2)
	01/2026	TWD	11,013		361	11	0
	01/2026		$433	GBP	329	10	0
	01/2026		701	PLN	2,566	14	0
	01/2026		43	TWD	1,344	0	0
	01/2026		170	ZAR	2,834	1	0
	02/2026	ILS	691		$217	0	0
	04/2026		$59	MXN	1,093	1	0

BPS	01/2026	AUD	1,697		$1,103	0	(30)
	01/2026	CHF	79		100	1	0
	01/2026	CNH	5,594		794	0	(9)
	01/2026	GBP	249		337	1	0
	01/2026	ILS	1,767		545	0	(9)
	01/2026	INR	18,031		200	0	0
	01/2026	JPY	16,900		109	1	0
	01/2026	NZD	1,168		664	0	(9)
	01/2026	PLN	991		272	0	(4)
	01/2026	TWD	37,484		1,233	40	0
	01/2026		$899	CNH	6,297	4	0
	01/2026		214	INR	19,338	0	0
	01/2026		736	PLN	2,677	10	0
	01/2026		1,570	TWD	49,294	3	(3)
	01/2026		379	ZAR	6,317	2	0
	01/2026	ZAR	2,692		$161	0	(1)
	02/2026		$219	INR	19,762	0	0
	02/2026		531	TWD	16,656	0	(1)
	03/2026	TWD	7,170		$231	3	0
	04/2026	BRL	4,800		840	0	(18)

BRC	01/2026	EUR	244		283	0	(4)
	01/2026	ILS	291		91	0	(1)
	01/2026		$86	EUR	74	1	0
	01/2026		53	PLN	192	1	0
	02/2026	ILS	288		$90	0	(1)
	03/2026		$496	MXN	9,188	10	0
	03/2026		2,117	TRY	97,370	18	0

BSH	01/2026	JPY	304,263		$1,955	11	0
	04/2026	BRL	8,900		1,567	1	(25)

CBK	01/2026	EUR	190		221	0	(2)
	01/2026	NOK	1,905		187	0	(2)
	01/2026	NZD	381		220	1	0
	01/2026	THB	172		5	0	0
	01/2026	TWD	56,448		1,857	60	0
	01/2026		$581	CNH	4,057	1	0
	01/2026		3,577	INR	319,770	3	(30)
	01/2026		60	PLN	215	0	0
	01/2026		0	THB	3	0	0
	01/2026		431	TWD	13,472	0	(2)
	02/2026	ILS	545		$171	0	0
	02/2026		$13	TWD	405	0	0
	03/2026	TWD	15,463		$494	3	0

DUB	01/2026	ILS	482		150	0	(2)
	01/2026	KRW	369,772		253	0	(4)
	01/2026	NZD	312		180	1	0
	01/2026		$293	ILS	936	1	0
	01/2026		1,030	INR	91,739	0	(12)
	01/2026		545	KRW	800,555	10	0
	01/2026		160	ZAR	2,686	2	0
	02/2026	ILS	936		$293	0	(1)
	02/2026		$17	TWD	546	0	0

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	19

Consolidated Schedule of Investments	PIMCO CommodityRealReturn® Strategy Portfolio	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability

FAR	01/2026	AUD	3,458		$2,246	$0	$(62)
	01/2026	CHF	88		110	0	(1)
	01/2026	CNH	2,788		396	0	(4)
	01/2026	NZD	975		558	0	(3)
	01/2026		$155	ILS	498	1	0
	01/2026		1,734	MXN	32,159	48	0
	01/2026		758	PLN	2,781	16	0
	01/2026		233	ZAR	3,914	3	0
	02/2026	ILS	498		$155	0	(1)

GLM	01/2026		231		72	0	(1)
	01/2026		$330	CHF	265	4	0
	01/2026		421	CNH	2,968	5	0
	01/2026		369	PLN	1,348	6	0
	01/2026		77	THB	2,467	1	0
	02/2026		533	BRL	2,944	0	(1)
	02/2026		309	MXN	5,734	8	0
	03/2026	BRL	134		$24	0	0
	03/2026		$4,421	BRL	24,494	0	(9)
	03/2026		235	MXN	4,356	6	0
	04/2026	BRL	24,000		$4,192	9	(107)
	04/2026		$503	MXN	9,279	7	0

JPM	01/2026	CNH	11,607		$1,648	0	(17)
	01/2026	ILS	2,596		795	0	(20)
	01/2026	INR	16,798		189	2	0
	01/2026	KRW	188,936		132	1	0
	01/2026	NZD	569		330	2	0
	01/2026	PLN	1,831		500	0	(10)
	01/2026		$521	CNH	3,658	4	0
	01/2026		412	INR	36,705	0	(5)
	01/2026		636	PLN	2,340	16	0
	02/2026		132	KRW	188,688	0	(1)
	02/2026		538	MXN	9,985	13	0
	03/2026		327		5,996	4	0
	04/2026	BRL	9,400		$1,586	0	(94)
	04/2026		$186	MXN	3,435	3	0

MBC	01/2026	CAD	5,935		$4,217	0	(110)
	01/2026	CHF	127		160	0	(1)
	01/2026	JPY	97,162		625	5	0
	01/2026	NZD	398		230	1	0
	01/2026	SGD	6,476		4,991	0	(50)
	01/2026		$392	EUR	336	3	0
	01/2026		132	GBP	100	3	0
	01/2026		66	INR	6,019	0	0
	01/2026		153	PLN	561	3	0
	01/2026		66	TWD	2,074	0	0
	02/2026		142	MXN	2,631	3	0
	03/2026		136		2,510	2	0
	04/2026		152		2,798	2	0

MYI	02/2026	ILS	1,063		$330	0	(4)

NGF	01/2026	KRW	606,158		414	0	(6)
	01/2026		$366	KRW	536,986	7	0

SCX	01/2026	CNH	5,560		$789	0	(9)
	01/2026	INR	2,729		30	0	0
	01/2026	JPY	349,223		2,242	11	0
	01/2026	TWD	19,479		640	20	0
	01/2026		$59	INR	5,339	0	0

SOG	01/2026	EUR	17,740		$20,539	0	(318)
	01/2026	JPY	882,928		5,645	5	0
	01/2026		$1,584	GBP	1,210	46	0
	02/2026		142	MXN	2,632	3	0
	03/2026	MXN	111		$6	0	0
	03/2026		$0	MXN	0	0	0

UAG	01/2026	CHF	457		$570	0	(7)
	01/2026	PLN	732		201	0	(3)
	01/2026		$465	PLN	1,681	4	0
	02/2026		132	MXN	2,448	3	0

Total Forward Foreign Currency Contracts						$506	$(1,021)

20	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

December 31, 2025

WRITTEN OPTIONS:

INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GLM	Cap - OTC CPALEMU	100.151	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/2035	1,200	$(55)	$(25)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BRC	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.440%	01/25/2027	1,400	$(13)	$(6)
	Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.440	01/25/2027	1,400	(12)	(8)

GLM	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.350	01/07/2027	12,500	(113)	(42)
	Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.350	01/07/2027	12,500	(113)	(82)

	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.500	01/14/2027	5,000	(46)	(24)
	Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.500	01/14/2027	5,000	(46)	(24)

							$(343)	$(186)

Total Written Options							$(398)	$(211)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(4)
								Asset	Liability
DUB	CMBX.NA.AAA.8 Index	0.500%	Monthly	10/17/2057	$11	$(1)	$1	$0	$0

GST	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	4	0	0	0	0

SAL	CMBX.NA.AAA.12 Index	0.500	Monthly	08/17/2061	400	(1)	3	2	0

						$(2)	$4	$2	$0

TOTAL RETURN SWAPS ON INDEXES

Counterparty	Pay/Receive(5)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BOA	Receive	BACVWSAV Index «	2,344	-0.006%	Monthly	03/31/2026	$418	$0	$3	$3	$0

BPS	Receive	BCOMF1NTC Index	17,434	0.120%	Monthly	03/16/2026	2,222	0	(1)	0	(1)
	Receive	BCOMF1TC Index(8)	140,482	3.680% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	03/16/2026	16,586	0	149	149	0
	Receive	BCOMTR Index	159,612	3.660% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	03/16/2026	43,615	0	402	402	0

CBK	Receive	BCOMF1TC Index	421	3.680% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	05/15/2026	57	0	1	1	0
	Receive	BCOMTR Index	7,319	3.660% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	05/15/2026	2,000	0	18	18	0
	Receive	CIXBSTR3 Index(9)	118,366	3.720% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	05/15/2026	35,384	0	325	325	0

CIB	Receive	BCOMTR Index	11,132	3.660% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	06/15/2026	3,042	0	28	28	0

GST	Pay	SPGCINP Index	721	-0.070%	Monthly	01/15/2026	170	0	(9)	0	(9)
	Receive	BCOMF1NTC Index	1,176	3.740% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	04/15/2026	430	0	(1)	0	(1)
	Receive	BCOMF1TC Index(10)	102,940	3.680% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	04/15/2026	45,031	0	405	405	0
	Receive	BCOMTR Index	19,697	3.670% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	04/15/2026	5,382	0	50	50	0

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	21

Consolidated Schedule of Investments	PIMCO CommodityRealReturn® Strategy Portfolio	(Cont.)

Counterparty	Pay/Receive(5)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
	Receive	CMDSKEWLS Index(11)	11,165	0.250%	Monthly	04/15/2026	$5,751	$0	$150	$150	$0

JPM	Receive	JMABFNJ2 Index	35,936	0.000%	Monthly	01/30/2026	3,619	0	0	0	0
	Receive	BCOMF1TC Index(12)	21,991	3.690% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	07/15/2026	5,031	0	45	45	0
	Receive	JMABNIC5 Index(13)	61,603	0.000%	Monthly	07/15/2026	12,205	0	168	168	0

MAC	Receive	BCOMTR Index	5,094	3.670% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	08/17/2026	1,392	0	13	13	0
	Receive	PIMCODB Index(14)	200,698	0.000%	Monthly	08/17/2026	41,310	0	293	293	0

MEI	Receive	BCOMTR Index	36	3.660% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	09/15/2026	10	0	0	0	0
	Receive	BCOMTR2 Index(15)	292,026	3.660% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	09/15/2026	60,221	0	599	599	0

MYC	Receive	BCOMTR Index	201,812	3.650% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	10/15/2026	55,146	0	509	509	0
	Receive	BCOMTR1 Index(16)	102,417	3.690% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	10/15/2026	81,514	0	750	750	0

RBC	Receive	RBCAEC0T Index(17)	50,266	3.640% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	11/16/2026	4,663	0	41	41	0

SOG	Receive	BCOMTR Index	17,520	3.640% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	12/15/2026	4,787	0	44	44	0

								$0	$3,982	$3,993	$(11)

TOTAL RETURN SWAPS ON SECURITIES

Counterparty	Pay/Receive(5)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
MYC	Receive	U.S. Treasury Inflation Protected Securities	N/A	3.880% (SOFR plus a specified spread)	Maturity	01/15/2026	$35,000	$0	$(87)	$0	$(87)

VOLATILITY SWAPS

Counterparty	Pay/Receive Volatility	Reference Entity	Volatility Strike	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
DUB	Pay	GOLDLNPM Index(6)	6.126%	Maturity	01/19/2026	$90	$0	$1	$1	$0

JPM	Pay	GOLDLNPM Index(6)	5.905	Maturity	01/19/2026	200	0	3	3	0
	Pay	GOLDLNPM Index(6)	6.325	Maturity	04/10/2026	4,453	0	141	141	0

							$0	$145	$145	$0

Total Swap Agreements							$(2)	$4,044	$4,140	$(98)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of December 31, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(7)
BOA	$37	$0	$3	$40	$(7)	$0	$0	$(7)	$33	$0	$33
BPS	65	0	551	616	(84)	0	(1)	(85)	531	(1,860)	(1,329)
BRC	30	0	0	30	(6)	(14)	0	(20)	10	0	10
BSH	12	0	0	12	(25)	0	0	(25)	(13)	0	(13)
CBK	68	0	344	412	(36)	0	0	(36)	376	(1,140)	(764)

22	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

December 31, 2025

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(7)
CIB	$0	$0	$28	$28	$0	$0	$0	$0	$28	$0	$28
DUB	14	0	1	15	(19)	0	0	(19)	(4)	0	(4)
FAR	68	0	0	68	(71)	0	0	(71)	(3)	0	(3)
GLM	46	0	0	46	(118)	(197)	0	(315)	(269)	0	(269)
GST	0	0	605	605	0	0	(10)	(10)	595	(1,740)	(1,145)
JPM	45	0	357	402	(147)	0	0	(147)	255	(650)	(395)
MAC	0	0	306	306	0	0	0	0	306	(760)	(454)
MBC	22	0	0	22	(161)	0	0	(161)	(139)	0	(139)
MEI	0	0	599	599	0	0	0	0	599	(1,840)	(1,241)
MYC	0	0	1,259	1,259	0	0	(87)	(87)	1,172	(4,160)	(2,988)
MYI	0	0	0	0	(4)	0	0	(4)	(4)	0	(4)
NGF	7	0	0	7	(6)	0	0	(6)	1	0	1
RBC	0	0	41	41	0	0	0	0	41	0	41
SAL	0	0	2	2	0	0	0	0	2	0	2
SCX	31	0	0	31	(9)	0	0	(9)	22	0	22
SOG	54	0	44	98	(318)	0	0	(318)	(220)	343	123
UAG	7	0	0	7	(10)	0	0	(10)	(3)	0	(3)

Total Over the Counter	$506	$0	$4,140	$4,646	$(1,021)	$(211)	$(98)	$(1,330)

(j)

Securities with an aggregate market value of $343 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2025.

(1)	Notional Amount represents the number of contracts.
(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Receive represents that the Portfolio receives payments for any positive net return on the underlying reference. The Portfolio makes payments for any negative net return on such underlying reference. Pay represents that the Portfolio receives payments for any negative net return on the underlying reference. The Portfolio makes payments for any positive net return on such underlying reference.

(6)	Variance Swap
(7)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC derivatives can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(8)	The following table represents the individual positions within the total return swap as of December 31, 2025:

Referenced Commodity — Long Futures Contracts	% of Index	Notional Amount*
Aluminum March 2026 Futures	4.3%	$714
Arabica Coffee March 2026 Futures	2.9	472
Brent Crude May 2026 Futures	5.5	908
Copper March 2026 Futures	6.3	1,051
Corn March 2026 Futures	4.7	781
Cotton No. 02 March 2026 Futures	1.3	218
Gas Oil March 2026 Futures	2.2	364
Gold 100 oz. April 2026 Futures	20.4	3,386
Hard Red Winter Wheat March 2026 Futures	1.5	246
Lead March 2026 Futures	0.8	137
Lean Hogs April 2026 Futures	1.7	284
Live Cattle April 2026 Futures	3.7	616
New York Harbor ULSD March 2026 Futures	1.7	285
Nickel March 2026 Futures	2.3	375
NYMEX — Natural Gas March 2026 Futures	7.0	1,159
RBOB Gasoline March 2026 Futures	1.6	266
Silver March 2026 Futures	9.0	1,492
Soybean Meal March 2026 Futures	3.0	503
Soybean Oil March 2026 Futures	3.5	572
Soybeans March 2026 Futures	5.5	905
Sugar No. 11 March 2026 Futures	2.0	334
Wheat March 2026 Futures	2.3	381
WTI Crude March 2026 Futures	4.7	782
Zinc March 2026 Futures	2.1	355

Total Long Futures Contracts		$16,586

Total Notional Amount		$16,586

*	The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	23

Consolidated Schedule of Investments	PIMCO CommodityRealReturn® Strategy Portfolio	(Cont.)

(9)	The following table represents the individual positions within the total return swap as of December 31, 2025:

Referenced Commodity — Long Futures Contracts	% of Index	Notional Amount*
Aluminum March 2026 Futures	4.3%	$1,526
Arabica Coffee March 2026 Futures	2.9	1,010
Brent Crude March 2026 Futures	5.5	1,958
Copper March 2026 Futures	6.4	2,247
Corn March 2026 Futures	4.7	1,669
Cotton No. 02 March 2026 Futures	1.3	465
Gas Oil March 2026 Futures	2.2	778
Gold 100 oz. February 2026 Futures	20.3	7,184
Hard Red Winter Wheat March 2026 Futures	1.5	527
Lead March 2026 Futures	0.8	293
Lean Hogs February 2026 Futures	1.6	575
Live Cattle February 2026 Futures	3.7	1,313
New York Harbor ULSD March 2026 Futures	1.7	609
Nickel March 2026 Futures	2.3	803
NYMEX — Natural Gas March 2026 Futures	7.0	2,477
RBOB Gasoline March 2026 Futures	1.6	568
Silver March 2026 Futures	9.0	3,190
Soybean Meal March 2026 Futures	3.0	1,075
Soybean Oil March 2026 Futures	3.5	1,222
Soybeans March 2026 Futures	5.5	1,934
Sugar No. 11 March 2026 Futures	2.0	714
Wheat March 2026 Futures	2.3	815
WTI Crude March 2026 Futures	4.7	1,672
Zinc March 2026 Futures	2.2	760

Total Long Futures Contracts		$35,384

Total Notional Amount		$35,384

*	The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.
(10)	The following table represents the individual positions within the total return swap as of December 31, 2025:

Referenced Commodity — Long Futures Contracts	% of Index	Notional Amount*
Aluminum March 2026 Futures	4.2%	$1,938
Arabica Coffee March 2026 Futures	4.9	1,283
Brent Crude May 2026 Futures	6.7	2,466
Copper March 2026 Futures	5.3	2,853
Corn March 2026 Futures	5.3	2,119
Cotton No. 02 March 2026 Futures	1.3	591
Gas Oil March 2026 Futures	2.3	988
Gold 100 oz. April 2026 Futures	17.5	9,193
Hard Red Winter Wheat March 2026 Futures	1.5	669
Lead March 2026 Futures	0.8	372
Lean Hogs April 2026 Futures	2.1	772
Live Cattle April 2026 Futures	3.7	1,672
New York Harbor ULSD March 2026 Futures	1.8	774
Nickel March 2026 Futures	2.3	1,019
NYMEX — Natural Gas March 2026 Futures	8.8	3,146
RBOB Gasoline March 2026 Futures	2.0	721
Silver March 2026 Futures	5.3	4,051
Soybean Meal March 2026 Futures	2.9	1,365
Soybean Oil March 2026 Futures	2.7	1,552
Soybeans March 2026 Futures	4.4	2,457
Sugar No. 11 March 2026 Futures	2.4	906
Wheat March 2026 Futures	2.4	1,035
WTI Crude March 2026 Futures	6.7	2,124
Zinc March 2026 Futures	2.7	965

Total Long Futures Contracts		$45,031

Total Notional Amount		$45,031

*	The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.

24	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

December 31, 2025

(11)	The following table represents the individual positions within the total return swap as of December 31, 2025:

Referenced Commodity — Long Futures Contracts	% of Index	Notional Amount*	Referenced Commodity — Short Futures Contracts	% of Index	Notional Amount*
Arabica Coffee March 2026 Futures	10.6%	$612	Aluminum February 2026 Futures	(3.8)%	$(217)
Corn March 2026 Futures	9.5	544	Cotton No. 02 March 2026 Futures	(16.0)	(918)
Gold 100 oz. February 2026 Futures	27.8	1,600	Hard Red Winter Wheat March 2026 Futures	(1.5)	(90)
Live Cattle February 2026 Futures	14.6	839	Lead February 2026 Futures	(7.4)	(425)
New York Harbor ULSD February 2026 Futures	3.5	202	NYMEX-Natural Gas February 2026 Futures	(9.3)	(537)
RBOB Gasoline February 2026 Futures	3.5	203	Soybean Meal March 2026 Futures	(3.2)	(185)
Silver March 2026 Futures	20.6	1,184	Soybean Oil March 2026 Futures	(3.7)	(210)
			Soybeans March 2026 Futures	(19.7)	(1,135)
			Sugar No. 11 March 2026 Futures	(2.1)	(122)
			Wheat March 2026 Futures	(16.3)	(937)
			Zinc February 2026 Futures	(3.6)	(206)

Total Long Futures Contracts		$5,184	Total Short Futures Contracts		$(4,982)

Cash	96.5%	$5,549

		$10,733

Total Notional Amount					$5,751

*	The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.
(12)	The following table represents the individual positions within the total return swap as of December 31, 2025:

Referenced Commodity — Long Futures Contracts	% of Index	Notional Amount*
Aluminum March 2026 Futures	4.3%	$217
Arabica Coffee March 2026 Futures	2.8	143
Brent Crude May 2026 Futures	5.5	275
Copper March 2026 Futures	6.3	319
Corn March 2026 Futures	4.7	237
Cotton No. 02 March 2026 Futures	1.3	66
Gas Oil March 2026 Futures	2.2	110
Gold 100 oz. April 2026 Futures	20.4	1,027
Hard Red Winter Wheat March 2026 Futures	1.5	75
Lead March 2026 Futures	0.8	42
Lean Hogs April 2026 Futures	1.7	86
Live Cattle April 2026 Futures	3.7	187
New York Harbor ULSD March 2026 Futures	1.7	87
Nickel March 2026 Futures	2.3	114
NYMEX — Natural Gas March 2026 Futures	7.0	351
RBOB Gasoline March 2026 Futures	1.6	81
Silver March 2026 Futures	9.0	453
Soybean Meal March 2026 Futures	3.0	152
Soybean Oil March 2026 Futures	3.5	173
Soybeans March 2026 Futures	5.5	274
Sugar No. 11 March 2026 Futures	2.0	101
Wheat March 2026 Futures	2.3	116
WTI Crude March 2026 Futures	4.7	237
Zinc March 2026 Futures	2.2	108

Total Long Futures Contracts		$5,031

Total Notional Amount		$5,031

*	The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.
(13)	The following table represents the individual positions within the total return swap as of December 31, 2025:

Referenced Commodity – Long Futures Contracts	% of Index	Notional Amount*
Brent Crude June 2026 Futures	13.1%	$1,604
Cotton No. 02 March 2026 Futures	1.5	180
Gas Oil May 2026 Futures	2.5	300
Gold 100 oz. February 2026 Futures	22.7	2,775
Live Cattle February 2026 Futures	6.0	730
LME — Copper February 2026 Futures	8.2	1,000
New York Harbor ULSD May 2026 Futures	3.6	439
Nickel February 2026 Futures	3.7	452
RBOB Gasoline May 2026 Futures	3.5	423
Silver March 2026 Futures	10.1	1,232
Soybean Meal March 2026 Futures	10.1	1,231
Soybeans March 2026 Futures	12.8	1,561
Sugar No. 11 March 2026 Futures	2.2	276

Total Long Futures Contracts		$12,203

Cash	0.0%	$2

Total Notional Amount		$12,205

*	The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	25

Consolidated Schedule of Investments	PIMCO CommodityRealReturn® Strategy Portfolio	(Cont.)

(14)	The following table represents the individual positions within the total return swap as of December 31, 2025:

Referenced Commodity — Long Futures Contracts	% of Index	Notional Amount*
Aluminum June 2026 Futures	0.9%	$360
Aluminum March 2026 Futures	1.9	786
Arabica Coffee July 2026 Futures	1.4	598
Arabica Coffee March 2026 Futures	3.2	1,310
Brent Crude August 2026 Futures	3.0	1,225
Brent Crude May 2026 Futures	2.3	954
Cocoa July 2026 Futures	1.5	597
Copper July 2026 Futures	0.5	223
Copper March 2026 Futures	1.0	395
Corn March 2026 Futures	3.7	1,541
Gas Oil August 2026 Futures	2.9	1,203
Gas Oil May 2026 Futures	2.3	942
Gold 100 oz. April 2026 Futures	8.0	3,316
Gold 100 oz. June 2026 Futures	3.4	1,410
Lean Hogs June 2026 Futures	1.8	757
Live Cattle April 2026 Futures	3.8	1,566
Live Cattle June 2026 Futures	4.6	1,905
New York Harbor ULSD August 2026 Futures	3.8	1,570
New York Harbor ULSD May 2026 Futures	2.3	929
Nickel June 2026 Futures	3.2	1,319
Nickel March 2026 Futures	1.7	703
RBOB Gasoline August 2026 Futures	4.8	1,962
RBOB Gasoline May 2026 Futures	2.4	1,004
Silver July 2026 Futures	1.2	512
Silver March 2026 Futures	4.2	1,731
Soybeans July 2026 Futures	2.7	1,121
WTI Crude August 2026 Futures	1.3	533
WTI Crude May 2026 Futures	2.1	872
Zinc June 2026 Futures	2.8	1,170
Zinc March 2026 Futures	5.9	2,444

Total Long Futures Contracts		$34,958

Cash	15.4%	$6,352

Total Notional Amount		$41,310

*	The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.
(15)	The following table represents the individual positions within the total return swap as of December 31, 2025:

Referenced Commodity — Long Futures Contracts	% of Index	Notional Amount*
Aluminum March 2026 Futures	4.3%	$2,597
Arabica Coffee March 2026 Futures	2.9	1,719
Brent Crude March 2026 Futures	5.5	3,333
Copper March 2026 Futures	6.4	3,824
Corn March 2026 Futures	4.7	2,840
Cotton No. 02 March 2026 Futures	1.3	792
Gas Oil March 2026 Futures	2.2	1,324
Gold 100 oz. February 2026 Futures	20.3	12,227
Hard Red Winter Wheat March 2026 Futures	1.5	896
Lead March 2026 Futures	0.8	499
Lean Hogs February 2026 Futures	1.6	979
Live Cattle February 2026 Futures	3.7	2,235
New York Harbor ULSD March 2026 Futures	1.7	1,037
Nickel March 2026 Futures	2.3	1,366
NYMEX — Natural Gas March 2026 Futures	7.0	4,216
RBOB Gasoline March 2026 Futures	1.6	966
Silver March 2026 Futures	9.0	5,429
Soybean Meal March 2026 Futures	3.0	1,829
Soybean Oil March 2026 Futures	3.5	2,081
Soybeans March 2026 Futures	5.5	3,292
Sugar No. 11 March 2026 Futures	2.0	1,214
Wheat March 2026 Futures	2.3	1,387
WTI Crude March 2026 Futures	4.7	2,846
Zinc March 2026 Futures	2.2	1,293

Total Long Futures Contracts		$60,221

Total Notional Amount		$60,221

*	The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.

26	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

December 31, 2025

(16)	The following table represents the individual positions within the total return swap as of December 31, 2025:

Referenced Commodity – Long Futures Contracts	% of Index	Notional Amount*
Aluminum March 2026 Futures	4.3%	$3,515
Arabica Coffee March 2026 Futures	2.9	2,327
Brent Crude March 2026 Futures	5.5	4,512
Copper March 2026 Futures	6.4	5,176
Corn March 2026 Futures	4.7	3,844
Cotton No. 02 March 2026 Futures	1.3	1,072
Gas Oil March 2026 Futures	2.2	1,792
Gold 100 oz. February 2026 Futures	20.3	16,551
Hard Red Winter Wheat March 2026 Futures	1.5	1,213
Lead March 2026 Futures	0.8	675
Lean Hogs February 2026 Futures	1.6	1,325
Live Cattle February 2026 Futures	3.7	3,025
New York Harbor ULSD March 2026 Futures	1.7	1,404
Nickel March 2026 Futures	2.3	1,849
NYMEX — Natural Gas March 2026 Futures	7.0	5,706
RBOB Gasoline March 2026 Futures	1.6	1,308
Silver March 2026 Futures	9.0	7,348
Soybean Meal March 2026 Futures	3.0	2,476
Soybean Oil March 2026 Futures	3.5	2,816
Soybeans March 2026 Futures	5.5	4,456
Sugar No. 11 March 2026 Futures	2.0	1,644
Wheat March 2026 Futures	2.3	1,877
WTI Crude March 2026 Futures	4.7	3,853
Zinc March 2026 Futures	2.2	1,750

Total Long Futures Contracts		$81,514

Total Notional Amount		$81,514

*	The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.
(17)	The following table represents the individual positions within the total return swap as of December 31, 2025:

Referenced Commodity — Long Futures Contracts	% of Index	Notional Amount*
Aluminum March 2026 Futures	4.3%	$201
Arabica Coffee March 2026 Futures	2.9	133
Brent Crude March 2026 Futures	5.5	258
Copper March 2026 Futures	6.4	296
Corn March 2026 Futures	4.7	220
Cotton No. 02 March 2026 Futures	1.3	61
Gas Oil March 2026 Futures	2.2	103
Gold 100 oz. February 2026 Futures	20.3	947
Hard Red Winter Wheat March 2026 Futures	1.5	69
Lead March 2026 Futures	0.8	39
Lean Hogs February 2026 Futures	1.6	76
Live Cattle February 2026 Futures	3.7	173
New York Harbor ULSD March 2026 Futures	1.7	80
Nickel March 2026 Futures	2.3	106
NYMEX — Natural Gas March 2026 Futures	7.0	327
RBOB Gasoline March 2026 Futures	1.6	75
Silver March 2026 Futures	9.0	420
Soybean Meal March 2026 Futures	3.0	142
Soybean Oil March 2026 Futures	3.5	161
Soybeans March 2026 Futures	5.5	255
Sugar No. 11 March 2026 Futures	2.0	94
Wheat March 2026 Futures	2.3	107
WTI Crude March 2026 Futures	4.7	220
Zinc March 2026 Futures	2.2	100

Total Long Futures Contracts		$4,663

Total Notional Amount		$4,663

*	The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	27

Consolidated Schedule of Investments	PIMCO CommodityRealReturn® Strategy Portfolio	(Cont.)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Consolidated Statement of Assets and Liabilities as of December 31, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Purchased Options	$11	$0	$0	$0	$0	$11
Futures	780	0	0	0	124	904
Swap Agreements	0	0	0	0	184	184

	$791	$0	$0	$0	$308	$1,099

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$506	$0	$506
Swap Agreements	4,134	2	0	0	4	4,140

	$4,134	$2	$0	$506	$4	$4,646

	$4,925	$2	$0	$506	$312	$5,745

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$1,429	$0	$0	$0	$0	$1,429
Futures	591	0	0	0	128	719
Swap Agreements	0	0	0	0	44	44

	$2,020	$0	$0	$0	$172	$2,192

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,021	$0	$1,021
Written Options	0	0	0	0	211	211
Swap Agreements	11	0	0	0	87	98

	$11	$0	$0	$1,021	$298	$1,330

	$2,031	$0	$0	$1,021	$470	$3,522

The effect of Financial Derivative Instruments on the Consolidated Statement of Operations for the period ended December 31, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$44	$0	$0	$0	$0	$44
Written Options	140	0	0	0	0	140
Futures	(2,319)	0	0	0	154	(2,165)
Swap Agreements	0	0	0	0	523	523

	$(2,135)	$0	$0	$0	$677	$(1,458)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(1,931)	$0	$(1,931)
Written Options	0	0	0	0	281	281
Swap Agreements	40,638	3	0	0	461	41,102

	$40,638	$3	$0	$(1,931)	$742	$39,452

	$38,503	$3	$0	$(1,931)	$1,419	$37,994

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$(15)	$0	$0	$0	$0	$(15)
Written Options	(325)	0	0	0	0	(325)
Futures	1,037	0	0	0	(475)	562
Swap Agreements	0	0	0	0	2,350	2,350

	$697	$0	$0	$0	$1,875	$2,572

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(1,936)	$0	$(1,936)
Written Options	0	0	0	0	(9)	(9)
Swap Agreements	2,037	1	0	0	237	2,275

	$2,037	$1	$0	$(1,936)	$228	$330

	$2,734	$1	$0	$(1,936)	$2,103	$2,902

28	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

December 31, 2025

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of December 31, 2025 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2025
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$115	$0	$115
Industrials	0	2,221	0	2,221
U.S. Government Agencies	0	69,112	0	69,112
U.S. Treasury Obligations	0	448,689	0	448,689
Non-Agency Mortgage-Backed Securities	0	6,322	0	6,322
Asset-Backed Securities
CMBS Other	0	1,477	0	1,477
Home Equity Other	0	3,548	0	3,548
Whole Loan Collateral	0	2,261	0	2,261
Other ABS	0	21,261	0	21,261
Sovereign Issues	0	27,902	0	27,902
Preferred Securities
Banking & Finance	0	233	0	233
Short-Term Instruments
Repurchase Agreements	0	133,705	0	133,705
U.S. Treasury Bills	0	2,932	0	2,932

	$0	$719,778	$0	$719,778

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2025
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$88	$0	$0	$88

Total Investments	$88	$719,778	$0	$719,866

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	841	247	0	1,088
Over the counter	0	4,643	3	4,646

	$841	$4,890	$3	$5,734

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(2,050)	(126)	0	(2,176)
Over the counter	0	(1,330)	0	(1,330)

	$(2,050)	$(1,456)	$0	$(3,506)

Total Financial Derivative Instruments	$(1,209)	$3,434	$3	$2,228

Totals	$(1,121)	$723,212	$3	$722,094

There were no significant transfers into or out of Level 3 during the period ended December 31, 2025.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	29

Notes to Financial Statements

1. ORGANIZATION

PIMCO Variable Insurance Trust (the “Trust”) is a Delaware statutory trust established under a trust instrument dated October 3, 1997. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans. Information presented in these consolidated financial statements pertains to the Institutional Class, Class M, Administrative Class and Advisor Class shares of the PIMCO CommodityRealReturn® Strategy Portfolio (the “Portfolio”) offered by the Trust. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Portfolio.

The Portfolio has established PIMCO Cayman Commodity Portfolio I, Ltd., a Cayman Islands exempted company (the “Commodity Subsidiary”), which is wholly-owned and controlled by the Portfolio. See Note 14, Basis for Consolidation, in the Notes to Financial Statements for more information regarding the Commodity Subsidiary.

Hereinafter, the Board of Trustees of the Portfolio shall be collectively referred to as the “Board.”

The Portfolio has adopted the Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the standard impacted consolidated financial statement disclosures only and did not affect the Portfolio’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and to assess its performance, and has discrete financial information available. The Officers, as listed in the Management of the Trust section of the most recent Statement of Additional Information, act as the Portfolio’s CODM. The Portfolio represents a single operating segment, as the CODM monitors the operating results of the Portfolio as a whole and the Portfolio’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Portfolio’s portfolio managers as a team. The financial information in the form of the Portfolio’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Portfolio’s comparative benchmarks and to make resource allocation decisions for the Portfolio’s single segment, is consistent with that presented within the Portfolio’s consolidated financial statements. Segment assets are reflected on the accompanying Consolidated Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Consolidated Statement of Operations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its consolidated financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Portfolio is treated as an investment company under the reporting requirements of U.S. GAAP, including but not limited to ASC 946. The functional and reporting currency for the Portfolio is the U.S. dollar. The preparation of consolidated financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Consolidated Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Consolidated Statement of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Consolidated Statement of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital

30	PIMCO VARIABLE INSURANCE TRUST

December 31, 2025

gain distributions received from registered investment companies, if any, are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable. A debt obligation may be granted, in certain situations, a contractual or non-contractual forbearance for interest payments that are expected to be paid after agreed upon pay dates.

(b) Foreign Currency Translation The market values of foreign securities, currency holdings and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Portfolio does not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) from investments on the Consolidated Statement of Operations. The Portfolio may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains (losses) arising from sales of spot foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Consolidated Statement of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Consolidated Statement of Operations.

(c) Multi-Class Operations Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains (losses) are allocated daily based on the relative net assets of each class of the Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees. Under certain circumstances, the per share net asset value (“NAV”) of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(d) Distributions to Shareholders Distributions from net investment income, if any, are declared and distributed to shareholders quarterly. In addition, the Portfolio distributes any net capital gains it earns from the sale of portfolio securities to shareholders no less frequently than annually. The Portfolio may revise its distribution policy or postpone the payment of distributions at any time.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income distributions and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Portfolio’s annual consolidated financial statements presented under U.S. GAAP.

Separately, if the Portfolio determines or estimates, as applicable, that a portion of a distribution may be comprised of amounts from sources other than net investment income in accordance with its policies, accounting records (if applicable) and accounting practices, the Portfolio will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. For these purposes, the Portfolio determines or estimates, as applicable, the source or sources from which a distribution is paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is determined or estimated, as applicable, that a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between the Portfolio’s daily internal accounting records and practices, the Portfolio’s consolidated financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, the Portfolio’s internal accounting records and practices may take into account, among other factors, tax-related characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include but are not limited to, for certain funds, the treatment of periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible that the Portfolio may not issue a Section 19 Notice in situations where

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Notes to Financial Statements	(Cont.)

the Portfolio’s consolidated financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Final determination of a distribution’s tax character will be provided to shareholders when such information is available.

Distributions classified as a tax basis return of capital at the Portfolio’s fiscal year end, if any, are reflected on the Consolidated Statements of Changes in Net Assets and have been recorded to paid in capital on the Consolidated Statement of Assets and Liabilities. In addition, other amounts have been reclassified between distributable earnings (accumulated loss) and paid in capital on the Consolidated Statement of Assets and Liabilities to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(e) New Accounting Pronouncements and Regulatory Updates In September 2023, the U.S. Securities and Exchange Commission (“SEC”) adopted amendments to Rule 35d-1 under the Act, which governs fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. Changes to a fund’s calculation methodology for derivatives instruments for purposes of Rule 35d-1 consistent with such amendments and applicable regulatory interpretations thereof will not constitute a change to a fund’s policy adopted pursuant to Rule 35d-1 and will not require notice or shareholder approval. The amendments became effective December 11, 2023. On March 14, 2025, the SEC extended the compliance date from December 11, 2025 to June 11, 2026 for fund groups with $1 billion or more in net assets and modified the operation of the compliance dates to allow for compliance based on the timing of certain annual disclosure and reporting obligations that are tied to a fund’s fiscal year-end. At this time, management is evaluating the implications of these changes on the consolidated financial statements.

In December 2023, FASB issued ASU 2023-09, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. Management has implemented changes in connection with the amendments and where applicable included additional disclosure in the Notes to Financial Statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The NAV of the Portfolio’s shares, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Portfolio or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Portfolio’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolio or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Portfolio may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Portfolio generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Portfolio may calculate its NAV as of the NYSE Close for such day or such other time that the Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange or the NYSE Close if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid

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to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated PIMCO as the valuation designee (“Valuation Designee”) for the Portfolio to perform the fair value determination relating to all Portfolio investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of portfolio investments. The Valuation Designee may value portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, exchange-traded funds (“ETFs”), exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures, are valued at the settlement price determined by the relevant exchange. Swap agreements and swaptions are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Portfolio’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Portfolio may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Portfolio’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio’s next calculated NAV. An alternative exchange rate may be obtained from a Pricing Source or an exchange rate may otherwise be determined if believed to be more reflective of the rates at which the Portfolio may transact.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and procedures are intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold. The Portfolio’s use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Frequent or Excessive Purchases, Exchanges and Redemptions” section in the Portfolio’s prospectus.

Under certain circumstances, the per share NAV of a class of the Portfolio’s shares may be different from the per share NAV of another

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Notes to Financial Statements	(Cont.)

class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

∎	Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

∎	Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Consolidated Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between fair value Levels of the Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Consolidated Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-

34	PIMCO VARIABLE INSURANCE TRUST

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backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

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Notes to Financial Statements	(Cont.)

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

The Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. A complete schedule of portfolio holdings for each affiliate fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available at the SEC’s website at www.sec.gov. A copy of each affiliate fund’s shareholder report is also available at the SEC’s website at www.sec.gov, on the Portfolio’s website at www.pimco.com, or upon request, as applicable. The table below shows the Portfolio’s transactions in and earnings from investments in the affiliated funds for the period ended December 31, 2025 (amounts in thousands†):

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 12/31/2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 12/31/2025	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$189	$396,426	$(396,501)	$(26)	$0	$88	$126	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(b) Investments in Securities

The Portfolio may utilize the investments and strategies described below to the extent permitted by the Portfolio’s investment policies.

Delayed-Delivery Transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, the Portfolio will designate or receive as collateral liquid assets in an amount sufficient to meet the purchase price or respective obligations. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. The Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain (loss). When the Portfolio has sold a security on a delayed-delivery basis, the Portfolio does not participate in future gains (losses) with respect to the security.

Inflation-Indexed Bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the

Consolidated Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury Inflation-Protected Securities (“TIPS”). For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Mortgage-Related and Other Asset-Backed Securities directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are interests in pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal payments. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of

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investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including, but not limited to, auto loans, accounts receivable such as credit card receivables and hospital account receivables, home equity loans, student loans, boat loans, mobile home loans, recreational vehicle loans, manufactured housing loans, aircraft leases, computer leases, syndicated bank loans, peer-to-peer loans and litigation finance loans. The Portfolio may invest in any level of the capital structure of an issuer or mortgage-backed or asset-backed securities, including the equity or “first loss” tranche.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs, CLOs and other CDOs are types of asset-backed securities. A CBO is a trust which is often backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. Other CDOs are trusts backed by other types of assets representing obligations of various parties. For CBOs, CLOs and other CDOs, the cash flows from the trust are split into portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche which bears the first loss from any defaults from the bonds or loans in the trust, although more senior tranches may also bear losses. Since they are partially protected from defaults, senior tranches from a CBO trust, CLO trust or trust of another CDO typically have higher ratings and lower yields than their underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CBO, CLO or other CDO tranches can experience substantial losses due to actual defaults, downgrades of the underlying collateral by rating agencies, forced liquidation of the collateral pool due to a failure of coverage tests, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CBO, CLO or other CDO securities as a class. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Portfolio invests. In addition to the normal risks associated with fixed income securities discussed elsewhere in this report and the Portfolio’s prospectus and statement of additional information (e.g., prepayment risk, credit risk, liquidity risk, market risk, structural risk, legal risk and interest rate risk (which may be exacerbated if the interest rate payable on a structured financing changes based on multiples of changes in interest rates or inversely to changes in interest rates)), CBOs, CLOs and other CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) risks related to the capability of the servicer of the securitized assets, (iv) the risk that the Portfolio may invest in CBOs, CLOs, or other CDOs that are subordinate to other classes, (v) the structure and complexity of the transaction and the legal documents may not be fully understood at the time of investment and could lead to disputes with the issuer or among investors regarding the characterization of proceeds or unexpected investment results, and (vi) the CDO’s manager may perform poorly.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Perpetual Bonds are fixed income securities with no maturity date but pay a coupon in perpetuity (with no specified ending or maturity date). Unlike typical fixed income securities, there is no obligation for perpetual bonds to repay principal. The coupon payments, however, are mandatory. While perpetual bonds have no maturity date, they may have a callable date in which the perpetuity is eliminated and the issuer may return the principal received on the specified call date. Additionally, a perpetual bond may have additional features, such as interest rate increases at periodic dates or an increase as of a predetermined point in the future.

Securities Issued by U.S. Government Agencies or Government-Sponsored Enterprises are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. The U.S. Government does not guarantee the net asset value of the Portfolio’s shares. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities, which

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Notes to Financial Statements	(Cont.)

do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks, credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC is a government sponsored corporation that issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

In June 2019, FNMA and FHLMC started issuing Uniform Mortgage-Backed Securities in place of their current offerings of TBA-eligible securities (the “Single Security Initiative”). The Single Security Initiative seeks to support the overall liquidity of the TBA market and aligns the characteristics of FNMA and FHLMC certificates. The long-term effects that the Single Security Initiative may have on the market for TBA and other mortgage-backed securities are uncertain.

Roll-timing strategies can be used where the Portfolio seeks to extend the expiration or maturity of a position, such as a TBA security on an underlying asset, by closing out the position before expiration and contemporaneously opening a new position with respect to substantially the same underlying asset with a later expiration date. TBA securities purchased or sold are reflected on the Consolidated Statement of Assets and Liabilities as an asset or liability, respectively. Recently finalized FINRA rules include mandatory margin requirements for the TBA market that require the Portfolio to post collateral in connection with its TBA transactions. There is no similar requirement applicable to the Portfolio’s TBA counterparties. The required collateralization of TBA trades could increase the cost of TBA transactions to the Portfolio and impose added operational complexity.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may enter into the borrowings and other financing transactions described below to the extent permitted by the Portfolio’s investment policies.

The following disclosures contain information on the Portfolio’s ability to lend or borrow cash or securities to the extent permitted under the

Act, which may be viewed as borrowing or financing transactions by the Portfolio. The location of these instruments in the Portfolio’s consolidated financial statements is described below.

(a) Repurchase Agreements Under the terms of a typical repurchase agreement, the Portfolio purchases an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. In an open maturity repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Portfolio or counterparty at any time. The underlying securities for all repurchase agreements are held by the Portfolio’s custodian or designated subcustodians (in the case of tri-party repurchase agreements). Traditionally, the Portfolio has used bilateral repurchase agreements wherein the underlying securities will be held by the Portfolio’s custodian. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, if any, including accrued interest, are included on the Consolidated Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Consolidated Statement of Operations. In periods of increased demand for collateral, the Portfolio may pay a fee for the receipt of collateral, which may result in interest expense to the Portfolio.

(b) Reverse Repurchase Agreements In a reverse repurchase agreement, the Portfolio delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. In an open maturity reverse repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Portfolio or counterparty at any time. The Portfolio is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Portfolio to counterparties are reflected as a liability on the Consolidated Statement of Assets and Liabilities. Interest payments made by the Portfolio to counterparties are recorded as a component of interest expense on the Consolidated Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The Portfolio will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under reverse repurchase agreements.

(c) Sale-Buybacks A sale-buyback financing transaction consists of a sale of a security by the Portfolio to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date.

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The Portfolio is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by the Portfolio are reflected as a liability on the Consolidated Statement of Assets and Liabilities. The Portfolio will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, the Portfolio would have otherwise received had the security not been sold and (ii) the negotiated financing terms between the Portfolio and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Consolidated Statement of Operations. Interest payments based upon negotiated financing terms made by the Portfolio to counterparties are recorded as a component of interest expense on the Consolidated Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The Portfolio will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under sale-buyback transactions.

(d) Short Sales Short sales are transactions in which the Portfolio sells a security that it does not own in anticipation that the market price of that security will decline. The Portfolio may make short sales of securities: (i) to offset potential declines in long positions in similar securities, (ii) to increase the flexibility of the Portfolio, (iii) for investment return, (iv) as part of a risk arbitrage strategy, and (v) as part of its overall portfolio management strategies involving the use of derivative instruments. When the Portfolio makes a short sale, it will often borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Portfolio will ordinarily have to pay a fee or premium to borrow a security and be obligated to repay the lender of the security any dividend or interest that accrues on the security during the period of the loan. Securities sold in short sale transactions and the dividend or interest payable on such securities, if any, are reflected as payable for short sales on the Consolidated Statement of Assets and Liabilities. Short sales expose the Portfolio to the risk that it will be required to cover its short position at a time when the security or other asset has appreciated in value, thus resulting in losses to the Portfolio. A short sale is “against the box” if the Portfolio holds in its portfolio or has the right to acquire the security sold short, or securities identical to the security sold short, at no additional cost. The Portfolio will be subject to additional risks to the extent that it engages in short sales that are not “against the box.” The Portfolio’s loss on a short sale could theoretically be unlimited in cases where the Portfolio is unable, for whatever reason, to close out its short position.

(e) Interfund Lending In accordance with an exemptive order (the “Order”) from the SEC, each Portfolio of the Trust may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Portfolio’s investment policies and restrictions. Each Portfolio is currently permitted to borrow under the Interfund Lending Program. A lending portfolio may lend in aggregate up to 15% of its current net assets at the time of the interfund loan, but may not lend more than 5% of its net assets to any one borrowing portfolio through the Interfund Lending Program. A borrowing portfolio may not borrow through the Interfund Lending Program or from any other source if its total outstanding borrowings immediately after the borrowing would be more than 33 1/3% of its total assets (or any lower threshold provided for by the portfolio’s investment restrictions). If a borrowing portfolio’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interfund loan rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending portfolio and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended December 31, 2025, the Portfolio did not participate in the Interfund Lending Program.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The Portfolio may enter into the financial derivative instruments described below to the extent permitted by the Portfolio’s investment policies.

The following disclosures contain information on how and why the Portfolio uses financial derivative instruments, and how financial derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Consolidated Statement of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Consolidated Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Consolidated Schedule of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Consolidated Schedule of Investments, serve as indicators of the volume of financial derivative activity for the Portfolio.

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Notes to Financial Statements	(Cont.)

(a) Forward Foreign Currency Contracts may be engaged, in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily, and the change in value is recorded by the Portfolio as an unrealized gain (loss). Realized gains (losses) are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain (loss) reflected on the Consolidated Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

(b) Futures Contracts are agreements to buy or sell a security or other asset for a set price on a future date and are traded on an exchange. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by the Portfolio (“Futures Variation Margin”). Futures Variation Margins, if any, are disclosed within centrally cleared financial derivative instruments on the Consolidated Statement of Assets and Liabilities. Gains (losses) are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the Futures Variation Margin included within exchange traded or centrally cleared financial derivative instruments on the Consolidated Statement of Assets and Liabilities.

(c) Options Contracts may be written or purchased to enhance returns or to hedge an existing position or future investment. The Portfolio may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put, an amount equal to the premium received is recorded and subsequently marked to market to reflect the current value of the option written. These amounts are included on the Consolidated Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain (loss). Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (“call”) or purchased (“put”) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included as an asset on the Consolidated Statement of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) when the underlying transaction is executed.

Commodity Options are options on commodity futures contracts (“Commodity Option”). The underlying instrument for the Commodity Option is not the commodity itself, but rather a futures contract for that commodity. The exercise of a Commodity Option will not include physical delivery of the underlying commodity but will result in a cash transfer for the amount of the difference between the current market value of the underlying futures contract and the strike price. For an option that is in-the-money, the Portfolio will normally offset its position rather than exercise the option to retain any remaining time value.

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Inflation-Capped Options may be written or purchased to enhance returns or for hedging opportunities. The purpose of purchasing inflation-capped options is to protect the Portfolio from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products.

Interest Rate Swaptions may be written or purchased to enter into a pre-defined swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

(d) Swap Agreements are bilaterally negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). The Portfolio may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Centrally Cleared Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Consolidated Statement of Operations. Daily changes in valuation of centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared financial derivative instruments on the Consolidated Statement of Assets and Liabilities. Centrally Cleared and OTC swap payments received or paid at the beginning of the measurement period are included on the Consolidated Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gain (loss) on the Consolidated Statement of Operations upon termination or maturity of the swap.

A liquidation payment received or made at the termination of the swap is recorded as realized gain (loss) on the Consolidated Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gain (loss) on the Consolidated Statement of Operations.

For purposes of applying certain of the Portfolio’s investment policies and restrictions, swap agreements, like other derivative instruments, may be valued by the Portfolio at market value, notional value or full exposure value. In the case of a credit default swap, in applying certain of the Portfolio’s investment policies and restrictions, the Portfolio will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of the Portfolio’s other investment policies and restrictions. For example, the Portfolio may value credit default swaps at full exposure value for purposes of the Portfolio’s credit quality guidelines (if any) because such value in general better reflects the Portfolio’s actual economic exposure during the term of the credit default swap agreement. As a result, the Portfolio may, at times, have notional exposure to an asset class (before netting) that is greater or lesser than the stated limit or restriction noted in the Portfolio’s prospectus. In this context, both the notional amount and the market value may be positive or negative depending on whether the Portfolio is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by the Portfolio for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may fail to perform or meet an obligation or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates or the values of the asset upon which the swap is based.

The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk may be mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral to the Portfolio to cover the Portfolio’s exposure to the counterparty.

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Notes to Financial Statements	(Cont.)

To the extent the Portfolio has a policy to limit the net amount owed to or to be received from a single counterparty under existing swap agreements, such limitation only applies to counterparties to OTC swaps and does not apply to centrally cleared swaps where the counterparty is a central counterparty or derivatives clearing organization.

Commodity Forward Swap Agreements (“Commodity Forwards”) are entered into to gain or mitigate exposure to the underlying referenced commodity. Commodity Forwards involve commitments between two parties where cash flows are exchanged at a future date based on the difference between a fixed and variable price with respect to the number of units of the commodity. At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the fixed and variable price of the underlying commodity multiplied by the number of units. To the extent the difference between the fixed and variable price of the underlying referenced commodity exceeds or falls short of the offsetting payment obligation, the Portfolio will receive a payment from or make a payment to the counterparty.

Credit Default Swap Agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues are entered into to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the swap agreement, undergoes a certain credit event. As a seller of protection on credit default swap agreements, the Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap.

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the

Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

Credit default swap agreements on credit indexes involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indexes are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indexes may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets and/or various credit ratings within each sector. Credit indexes are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indexes changes periodically, usually every six months, and for most indexes, each name has an equal weight in the index. Credit default swaps on credit indexes may be used to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indexes are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues as of period end, if any, are disclosed in the Notes to Consolidated Schedule of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of

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default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indexes, the quoted market prices and resulting values, as well as the annual payment rate, serve as an indication of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Portfolio as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which the Portfolio is the seller of protection are disclosed in the Notes to Consolidated Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or entities.

Interest Rate Swap Agreements may be entered into to help hedge against interest rate risk exposure as the value of the fixed rate bonds that the Portfolio holds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Portfolio with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date,

(v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

Total Return Swap Agreements are entered into to gain or mitigate exposure to the underlying reference asset. Total return swap agreements involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset and on a fixed or variable interest rate. Total return swap agreements may involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific underlying reference asset, which may include a single security, a basket of securities or an index, and in return receives a fixed or variable rate. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference asset less a financing rate, if any. As a receiver, the Portfolio would receive payments based on any net positive total return and would owe payments in the event of a net negative total return. As the payer, the Portfolio would owe payments on any net positive total return and would receive payments in the event of a net negative total return.

Volatility Swap Agreements are also known as forward volatility agreements and volatility swaps, and are agreements in which the counterparties agree to make payments in connection with changes in the volatility (i.e., the magnitude of change over a specified period of time) of an underlying referenced instrument, such as a currency, rate, index, security or other financial instrument. Volatility swaps permit the parties to attempt to hedge volatility risk and/or take positions on the projected future volatility of an underlying referenced instrument. For example, the Portfolio may enter into a volatility swap in order to take the position that the referenced instrument’s volatility will increase over a particular period of time. If the referenced instrument’s volatility does increase over the specified time, the Portfolio will receive payment from its counterparty based upon the amount by which the referenced instrument’s realized volatility level exceeds a volatility level agreed upon by the parties. If the referenced instrument’s volatility does not increase over the specified time, the Portfolio will make a payment to the counterparty based upon the amount by which the referenced instrument’s realized volatility level falls below the volatility level agreed upon by the parties. At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price volatility of the referenced instrument and the strike multiplied by the notional amount. As a receiver of the realized price volatility, the Portfolio would receive the payoff amount when the realized price volatility of the referenced instrument is greater than the strike and would owe the payoff amount when the volatility is

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Notes to Financial Statements	(Cont.)

less than the strike. As a payer of the realized price volatility, the Portfolio would owe the payoff amount when the realized price volatility of the referenced instrument is greater than the strike and would receive the payoff amount when the volatility is less than the strike. Payments on a volatility swap will be greater if they are based upon the mathematical square of volatility (i.e., the measured volatility multiplied by itself, which is referred to as “variance”). This type of volatility swap is frequently referred to as a variance swap.

7. PRINCIPAL AND OTHER RISKS

(a) Principal Risks

The principal risks of investing in the Portfolio, which could adversely affect its net asset value, yield and total return, are listed below. Under certain conditions, generally in a market where the value of both commodity-linked derivative instruments and fixed income securities are declining, the Portfolio may experience substantial losses. Please see “Description of Principal Risks” in the Portfolio’s prospectus for a more detailed description of the risks of investing in the Portfolio.

Interest Rate Risk is the risk that fixed income securities will fluctuate in value due to changes in interest rates; a portfolio with a longer average portfolio duration will be more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration. Factors such as government policy, inflation, the economy, and market for bonds can impact interest rates and yields.

Call Risk is the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons including declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality. If an issuer calls a security that the Portfolio has invested in, the Portfolio may not recoup the full amount of its initial investment or may not realize the full anticipated earnings from the investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Credit Risk is the risk that the Portfolio could experience losses if the issuer or guarantor of a fixed income security, the counterparty to a derivative contract, or the issuer or guarantor of collateral, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

High Yield Risk is the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of market, credit, call and liquidity risks. High yield securities are considered primarily speculative by rating agencies with respect to the issuer’s continuing ability to make principal and interest payments, and their values may be more volatile than higher-rated securities of similar maturity.

Market Risk is the risk that the value of securities owned by the Portfolio may fluctuate, sometimes rapidly or unpredictably, due to a variety of factors affecting securities markets generally or particular industries or sectors.

Issuer Risk is the risk that the value of a security may decline for reasons related to the issuer, such as management performance, changes in financial condition or credit rating, financial leverage, reputation or reduced demand for the issuer’s goods or services.

Liquidity Risk is the risk that a particular investment may be difficult to purchase or sell and that the Portfolio may be unable to sell investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity. The liquidity of the Portfolio’s shares may be constrained by the liquidity of the Portfolio’s portfolio holdings.

Derivatives Risk is the risk of investing in derivative instruments (such as forwards, futures, options, swaps and structured securities) and other similar investments, including leverage, liquidity, interest rate, market, counterparty (including credit), operational, legal and management risks, and valuation complexity. Changes in the value of a derivative or other similar investment may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Portfolio could lose more than the initial amount invested. Changes in the value of a derivative or other similar instrument may also create margin delivery or settlement payment obligations for the Portfolio. The Portfolio’s use of derivatives or other similar investments may result in losses to the Portfolio, a reduction in the Portfolio’s returns and/or increased volatility. Non-centrally-cleared over-the-counter (“OTC”) derivatives or other similar investments are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for non-centrally-cleared OTC derivatives or other similar investments. The primary credit risk on derivatives or other similar investments that are exchange-traded or traded through a central clearing counterparty resides with the Portfolio’s clearing broker or the clearinghouse. Changes in regulations relating to a registered fund’s use of derivatives and related instruments could potentially limit or impact the Portfolio’s ability to invest in derivatives, limit the

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Portfolio’s ability to employ certain strategies that use derivatives or other similar investments and/or adversely affect the value of derivatives or other similar investments and the Portfolio’s performance.

Model Risk is the risk that the Portfolio’s investment models used in making investment allocation decisions may not adequately take into account certain factors, or may contain design flaws or faulty assumptions, and may rely on incomplete or inaccurate data inputs, any of which may result in a decline in the value of an investment in the Portfolio. The performance of the investment models may be impacted by software or other technology malfunctions, human error, programming inaccuracies, power loss, and other events or circumstances, which may be difficult to detect and may be beyond the control of the Portfolio.

Commodity Risk is the risk that investing in commodity-linked derivative instruments, either directly or indirectly through a subsidiary, may subject the Portfolio to greater volatility than investments in traditional securities. The value of commodity- linked derivative instruments or commodities underlying such derivatives may be affected by changes in overall market movements, foreign currency exchange rates, commodity index volatility, changes in inflation, interest rates, or supply and demand factors affecting a particular industry or commodity market, such as drought, floods, weather, livestock disease, pandemics and public health emergencies, embargoes, taxation, war, terrorism, cyber hacking, economic and political developments, environmental proceedings, tariffs, changes in storage costs, availability of transportation systems, and international economic, political and regulatory developments.

Mortgage-Related and Other Asset-Backed Securities Risk is the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk. The Portfolio may invest in any tranche of mortgage-related and other asset-backed securities, including junior and/or equity tranches (to the extent consistent with the Portfolio’s guidelines), which generally carry higher levels of the foregoing risks.

Foreign (Non-U.S.) Investment Risk is the risk that investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a portfolio that invests exclusively in securities of U.S. companies, due to smaller or less developed markets, differing financial reporting, accounting, corporate governance and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable U.S. or foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, political changes, diplomatic developments, trade restrictions (including tariffs) or the imposition of sanctions and other similar measures. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Emerging Markets Risk is the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk.

Sovereign Debt Risk is the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit events resulting from an issuer’s inability or unwillingness to make principal or interest payments in a timely fashion.

Currency Risk is the risk that foreign (non-U.S.) currencies may fluctuate in value relative to the U.S. dollar, which can affect the value of the Portfolio’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Leveraging Risk is the risk that certain transactions of the Portfolio, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, and derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Portfolio to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss. The use of leverage may also increase the Portfolio’s sensitivity to interest rate changes and other market risks.

Management Risk is the risk that the investment techniques and risk analyses applied by PIMCO, including the use of quantitative models or methods, will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio managers in connection with managing the Portfolio and may cause PIMCO to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of the Portfolio will be achieved.

Inflation-Indexed Security Risk is the risk that inflation-indexed debt securities are subject to the effects of actual or anticipated changes in market interest rates caused by factors other than inflation (real interest rates). In general, the value of an inflation-indexed security, including TIPS, tends to decrease when real interest rates increase and can increase when real interest rates decrease. Interest payments on inflation-indexed securities are unpredictable and will fluctuate as the principal and interest are adjusted for inflation. There can be no assurance that the inflation index used will accurately measure the real rate of inflation in the prices of goods and services. Any increase in the principal amount of an inflation-indexed debt security will be considered taxable ordinary income, even though the Portfolio will not receive the principal until maturity.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	45

Notes to Financial Statements	(Cont.)

Tax Risk is the risk that the tax treatment of swap agreements and other derivative instruments, such as commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures, and options on futures, may be affected by future regulatory or legislative changes that could affect whether income from such investments is “qualifying income” under Subchapter M of the Internal Revenue Code, or otherwise affect the character, timing and/or amount of the Portfolio’s taxable income or gains and distributions.

Subsidiary Risk is the risk that, by investing in the Commodity Subsidiary, the Portfolio is indirectly exposed to the risks associated with the Commodity Subsidiary’s investments. The Commodity Subsidiary is not registered under the Act and may not be subject to all the investor protections of the Act. There is no guarantee that the investment objective of the Commodity Subsidiary will be achieved.

Gold-Related Risk is the risk that investments in, or tied to the price of, gold may fluctuate substantially over short periods of time or be more volatile than other types of investments due to, among other matters, changes in interest rates, inflation expectations, currency values or other economic, financial and political factors in the U.S. and foreign (non-U.S.) countries.

Short Exposure Risk is the risk of entering into short sales or other short positions, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale or other short position will not fulfill its contractual obligations, causing a loss to the Portfolio.

Collateralized Loan Obligations Risk is the risk that investing in collateralized loan obligations (“CLOs”) and other similarly structured investments exposes the Portfolio to heightened credit risk, interest rate risk, liquidity risk, market risk and prepayment and extension risk, as well as the risk of default on the underlying asset. In addition, investments in CLOs carry additional risks, including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) risks related to the capability of the servicer of the securitized assets; (iv) the risk that the Portfolio may invest in tranches of CLOs that are subordinate to other tranches; (v) the structure and complexity of the transaction and the legal documents may not be fully understood at the time of investment and could lead to disputes with the issuer or among investors regarding the characterization of proceeds or unexpected investment results; and (vi) the CLO’s manager may perform poorly.

Turnover Risk is the risk that high levels of portfolio turnover may increase transaction costs and taxes and may lower investment performance.

(b) Other Risks

In general, the Portfolio may be subject to additional risks, including, but not limited to, risks related to government regulation and intervention in financial markets, operational risks, risks associated with financial, economic and global market disruptions, and cyber security risks. Please see the Portfolio’s prospectus and Statement of Additional Information for a more detailed description of the risks of investing in the Portfolio. Please see the Important Information section of this report for additional discussion of certain regulatory and market developments that may impact the Portfolio’s performance.

Market Disruptions Risk The Portfolio is subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including those arising from actual or threatened war or armed conflicts, military conflicts, terrorism, social unrest, recessions, supply chain disruptions, market manipulation, government interventions, defaults and shutdowns, political and regulatory changes or diplomatic developments or the imposition of sanctions and other measures, including the imposition of tariffs, or other U.S. economic policies and any related public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), bank failures and natural/ environmental disasters, which can all negatively impact the securities markets and cause the Portfolio to lose value. These events can also impair the technology and other operational systems upon which the Portfolio’s service providers, including PIMCO as the Portfolio’s investment adviser, rely, and could otherwise disrupt the Portfolio’s service providers’ ability to fulfill their obligations to the Portfolio.

Government Intervention in Financial Markets Federal, state, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which the Portfolio invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Portfolio itself is regulated. Such legislation or regulation could limit or preclude the Portfolio’s ability to achieve its investment objective. Also, while such legislation or regulations are intended to strengthen markets, systems and public finances, they could affect fund expenses and the value of fund investments in unpredictable ways. Furthermore, volatile financial markets can expose the Portfolio to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Portfolio. The value of the Portfolio’s holdings is also generally subject to the risk of future local, national, or global economic disturbances based on unknown weaknesses in the markets in which the Portfolio invests. In addition, it is not certain that the U.S. Government will intervene in response to a future market disturbance and the effect of any such future intervention cannot be predicted. It is difficult for issuers to prepare for the impact of future

46	PIMCO VARIABLE INSURANCE TRUST

December 31, 2025

financial downturns, although companies can seek to identify and manage future uncertainties through risk management programs.

Regulatory Risk Financial entities, such as investment companies and investment advisers, are generally subject to extensive government regulation and intervention. Government regulation and/or intervention may change the way the Portfolio is regulated, affect the expenses incurred directly by the Portfolio and the value of its investments, and limit and/or preclude the Portfolio’s ability to achieve its investment objective. Government regulation may change frequently and may have significant adverse consequences. Moreover, government regulation may have unpredictable and unintended effects.

Operational Risk An investment in the Portfolio, like any fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on the Portfolio. While the Portfolio seeks to minimize such events through controls and oversight, there may still be failures that could cause losses to the Portfolio.

Cyber Security Risk As the use of complex information technology and communication systems, including cloud-based technology, has become more prevalent and interconnected in the course of business, the Portfolio has become potentially more susceptible to operational and information security risks resulting from breaches in cyber security despite the efforts of PIMCO, the Portfolio, or their service providers to adopt technologies, processes, and practices intended to mitigate these risks. Disruptions or failures that affect service providers, counterparties, market participants or issuers of securities that are held by the Portfolio may adversely affect PIMCO or the Portfolio, including by causing losses or impairing PIMCO’s or the Portfolio’s operations. A breach in cyber security refers to both intentional and unintentional cyber events that may, among other things, cause the Portfolio to lose proprietary information, suffer data corruption and/or destruction or lose operational capacity, result in the unauthorized release or other misuse of confidential information, or otherwise disrupt normal business operations. Geopolitical tensions can increase the scale and sophistication of deliberate cybersecurity attacks, particularly those from nation-states or from entities with nation-state backing, who may desire to use cybersecurity attacks to cause damage or create leverage against geopolitical rivals. Cyber security failures or breaches may result in financial losses to the Portfolio and its shareholders.

These failures or breaches may also result in disruptions to business operations, potentially resulting in financial losses; interference with the Portfolio’s ability to calculate its net asset value, process shareholder transactions or otherwise transact business with shareholders; impediments to trading; violations of applicable privacy and other laws; regulatory fines; penalties; third-party claims in litigation; reputational damage; reimbursement or other compensation costs; additional compliance and cyber security risk management costs and other adverse consequences. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. There is also a risk that cyber security breaches may not be detected. The Portfolio and its shareholders may suffer losses as a result of a cyber security breach related to the Portfolio, its service providers, trading counterparties or the issuers in which the Portfolio invests.

8. MASTER NETTING ARRANGEMENTS

The Portfolio may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes, the Consolidated Statement of Assets and Liabilities generally presents derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Consolidated Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Consolidated Statement of Assets and Liabilities as Deposits from

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	47

Notes to Financial Statements	(Cont.)

counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. The Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase and certain sale-buyback transactions between the Portfolio and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Consolidated Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA securities, delayed-delivery or certain sale-buyback transactions by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Consolidated Schedule of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission. In the United States, counterparty risk may be reduced as creditors of an FCM cannot have a claim to Portfolio assets in the segregated account. FCM customers, such as the Portfolio, are permitted to transfer their customer account (and cleared derivative transactions held in such customer account) from one FCM to another FCM. Upon completion of the transfer, the customer maintains the same economic position with respect to the outstanding exposure. As such, these transfers are not recognized as dispositions and reacquisitions of the affected derivative positions. Variation margin, which reflects changes in market value, is generally exchanged daily, but may not be netted between futures and cleared OTC derivatives unless the parties have agreed to a separate arrangement in respect of portfolio margining. The porting of exposure between FCMs has no impact on the market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin; these values as of period end are disclosed in the Notes to Consolidated Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by the Portfolio with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the consolidated financial statements. The ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level or as required by regulation. Similarly, if required by regulation, the Portfolio may be required to post additional collateral beyond coverage of daily exposure. These amounts, if any, may (or if required by law, will) be segregated with a third-party custodian. To the extent the Portfolio is required by regulation to post additional collateral beyond coverage of daily exposure, it could potentially incur costs, including in procuring eligible assets to meet collateral requirements, associated with such posting. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Consolidated Schedule of Investments.

9. FEES AND EXPENSES

(a) Investment Advisory Fee PIMCO is a majority-owned subsidiary of Allianz Asset Management of America LLC (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table in note (b) below.

(b) Supervisory and Administrative Fee PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

48	PIMCO VARIABLE INSURANCE TRUST

December 31, 2025

The Investment Advisory Fee and Supervisory and Administrative Fees for all classes, as applicable, are charged at the annual rate as noted in the following table (calculated as a percentage of the Portfolio’s average daily net assets attributable to each class):

Investment Advisory Fee	Supervisory and Administrative Fee
All Classes	Institutional Class	Class M	Administrative Class	Advisor Class
0.49%	0.25%	0.25%	0.25%	0.25%

(c) Distribution and Servicing Fees PIMCO Investments LLC, a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted an Administrative Services Plan with respect to the Administrative Class shares of the Portfolio pursuant to Rule 12b-1 under the Act (the “Administrative Plan”). Under the terms of the Administrative Plan, the Trust is permitted to compensate the Distributor, out of the Administrative Class assets of the Portfolio, in an amount up to 0.15% on an annual basis of the average daily net assets of that class, for providing, or procuring through financial firms, administrative, recordkeeping and investor services for Administrative Class shareholders of the Portfolio.

The Trust has adopted a separate Distribution and Servicing Plan for each of the Advisor Class and Class M shares of the Portfolio (the “Distribution and Servicing Plans”). The Distribution and Servicing Plans have been adopted pursuant to Rule 12b-1 under the Act. The Distribution and Servicing Plans permit the Portfolio to compensate the Distributor for providing, or procuring through financial firms, distribution, administrative, recordkeeping, shareholder and/or related services with respect to Advisor Class and Class M shares. The Distribution and Servicing Plans permit the Portfolio to make total payments at an annual rate of up to 0.25% of the average daily net assets attributable to its Advisor Class or Class M shares, respectively. The Distribution and Servicing Plan for Class M shares also permits the Portfolio to compensate the Distributor for providing or procuring administrative, recordkeeping, and other investor services at an annual rate of up to 0.20% of the average daily net assets attributable to its Class M shares.

	Distribution Fee	Servicing Fee

Class M	0.25%	0.20%

Administrative Class	—	0.15%

Advisor Class	0.25%	—

(d) Portfolio Expenses PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Portfolio, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders, or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses (including, without limitation, fees and expenses of outside legal counsel or third-party consultants retained in connection with reviewing, negotiating and structuring specialized loans and other investments made by the Portfolio, and any costs associated with originating loans, asset securitizations, alternative lending-related strategies and so-called “broken-deal costs” (e.g., fees, costs, expenses and liabilities, including, for example, due diligence-related fees, costs, expenses and liabilities, with respect to unconsummated investments)); (iv) costs of borrowing money, including interest expenses; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organizational and offering expenses of the Trust and the Portfolio, and any other expenses which are capitalized in accordance with generally accepted accounting principles; and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class.

(e) Remuneration Paid to Directors, Officers and Others

(N-CSR Item 10) The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates. The pro rata share of Trustee fees for the Portfolio is reflected on the Consolidated Statement of Operations as Trustee fees.

(f) Expense Limitation Pursuant to the Expense Limitation Agreement, PIMCO has contractually agreed, through May 1, 2026, to waive a portion of the Portfolio’s Supervisory and Administrative Fee, or reimburse the Portfolio, to the extent that the Portfolio’s organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata share of Trustee fees exceed 0.0049% (the “Expense Limit”) (calculated as a percentage of the Portfolio’s average daily net assets attributable to each class). The Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term. The waiver, if any, is reflected on the Consolidated Statement of Operations as a component

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	49

Notes to Financial Statements	(Cont.)

of Waiver and/or Reimbursement by PIMCO. As of December 31, 2025, the amount waived and/or reimbursed was $2,958.

In any month in which the supervision and administration agreement is in effect, PIMCO is entitled to reimbursement by the Portfolio of any portion of the supervisory and administrative fee waived or reimbursed pursuant to the Expense Limitation Agreement (the “Reimbursement Amount”) within thirty-six months of the time of the waiver, provided that such amount paid to PIMCO will not: i) together with any organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata Trustee fees, exceed, for such month, the Expense Limit (or the amount of the expense limit in place at the time the amount being recouped was originally waived if lower than the Expense Limit); ii) exceed the total Reimbursement Amount; or iii) include any amounts previously reimbursed to PIMCO. As of December 31, 2025, there were no recoverable amounts.

(g) Acquired Fund Fees and Expenses The Commodity Subsidiary has entered into a separate contract with PIMCO for the management of the Commodity Subsidiary’s portfolio pursuant to which the Commodity Subsidiary pays PIMCO a management fee and an administrative services fee at the annual rates of 0.49% and 0.20%, respectively, of its net assets. PIMCO has contractually agreed to waive the Portfolio’s Investment Advisory Fee and the Supervisory and Administrative Fee in an amount equal to the management fee and administrative services fee, respectively, paid by the Commodity Subsidiary to PIMCO. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO’s contract with the Commodity Subsidiary is in place. The waiver is reflected on the Consolidated Statement of Operations as a component of Waiver and/or Reimbursement by PIMCO. As of December 31, 2025, the amount waived and/or reimbursed was $741,164. See Note 14, Basis for Consolidation, in the Notes to Financial Statements for more information regarding the Commodity Subsidiary.

10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator and Distributor are related parties. Fees paid to these parties are disclosed in Note 9, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Consolidated Statement of Assets and Liabilities.

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

12. PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover.” The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective(s), particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, which are borne by the Portfolio. Frequent and active trading of the Portfolio’s portfolio holdings may cause adverse tax consequences for shareholders due to an increase in short-term capital gains and may also adversely impact the Portfolio’s after-tax returns. The transaction costs associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended December 31, 2025 were as follows (amounts in thousands†):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales

$1,018,328	$918,032	$15,411	$16,329

†	A zero balance may reflect actual amounts rounding to less than one thousand.

50	PIMCO VARIABLE INSURANCE TRUST

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13. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands†):

	Year Ended 12/31/2025		Year Ended 12/31/2024

	Shares	Amount	Shares	Amount

Receipts for shares sold

Institutional Class	1,108	$6,428	1,174	$6,329

Class M	7	43	13	68

Administrative Class	10,475	61,887	7,079	38,521

Advisor Class	4,241	25,647	2,536	14,108
Issued as reinvestment of distributions

Institutional Class	75	441	30	165

Class M	2	13	2	9

Administrative Class	1,194	7,054	951	5,188

Advisor Class	621	3,743	498	2,775
Cost of shares redeemed

Institutional Class	(549)	(3,212)	(514)	(2,760)

Class M	(18)	(109)	(32)	(172)

Administrative Class	(10,922)	(64,167)	(11,487)	(62,594)

Advisor Class	(6,269)	(37,999)	(7,258)	(40,396)

Net increase (decrease) resulting from Portfolio share transactions	(35)	$(231)	(7,008)	$(38,759)

†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of December 31, 2025, one person owned of record or beneficially 10% or more of the Portfolio’s total outstanding shares, comprising 21% of the Portfolio.

14. BASIS FOR CONSOLIDATION

The Commodity Subsidiary, a Cayman Islands exempted company, was incorporated on July 21, 2006, as a wholly-owned subsidiary acting as an investment vehicle for the Portfolio in order to effect certain investments for the Portfolio consistent with the Portfolio’s investment objectives and policies as specified in its prospectus and statement of additional information. The Portfolio’s investment portfolio has been consolidated and includes the portfolio holdings of the Portfolio and the Commodity Subsidiary. The consolidated financial statements include the accounts of the Portfolio and the Commodity Subsidiary. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between the Portfolio and the Commodity Subsidiary, comprising the entire issued share capital of the Commodity Subsidiary, with the intent that the Portfolio will remain the sole shareholder and retain all rights. Under the Memorandum and Articles of Association, shares issued by the Commodity Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the Commodity Subsidiary and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Commodity Subsidiary. The net assets of the Commodity Subsidiary as of period end represented 31.5% of the Portfolio’s consolidated net assets.

15. REGULATORY AND LITIGATION MATTERS

The Portfolio is not named as a defendant in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened against it.

The foregoing speaks only as of the date of this report.

16. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of December 31, 2025, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	51

Notes to Financial Statements	(Cont.)

In this reporting period, the Portfolio adopted FASB Accounting Standards Update 2023-09, Income Taxes (Topic 740) — Improvements to Income Tax Disclosures (ASU 2023-09), which enhances income tax disclosures, including disclosure income taxes paid disaggregated by jurisdiction. Adoption of the new standard impacted consolidated financial statement disclosures only and did not affect any Portfolio’s financial position or the results of its operations. For the annual period covered by this report, the portfolio did not pay any material federal, state or local income taxes or any material income taxes in foreign jurisdictions.

The Portfolio files U.S. federal, state and local tax returns as required. The Portfolio’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that the Portfolio must derive at least 90% of its gross income from certain qualifying sources of income. The Internal Revenue Service (“IRS”) has issued a revenue ruling which holds that income derived from commodity index-linked derivatives, if earned directly by the Portfolio, is not qualifying income under Subchapter M of the Code. As such, the Portfolio’s ability to utilize direct investments in commodity-linked swaps as part of its investment strategy is limited to a maximum of 10% of its gross income. However, in a subsequent revenue ruling, the IRS provides that income from alternative investment instruments (such as certain commodity index-linked notes) that create commodity exposure may be considered qualifying income under the Code. The IRS has issued private letter rulings in which the IRS specifically concluded that income derived from an investment in a subsidiary that provides commodity-linked exposure through its investments will be qualifying income.

Based on the reasoning in such rulings, the Portfolio will continue to seek to gain exposure to the commodity markets primarily through investments in the Commodity Subsidiary and perhaps through commodity-linked notes. The Commodity Subsidiary will be treated as a controlled foreign corporation. As a result, the Portfolio with the Commodity Subsidiary will be required to include in gross income for U.S. federal income tax purposes all of the Commodity Subsidiary’s “subpart F income,” whether or not such income is distributed by the Commodity Subsidiary. It is expected that all of the Commodity Subsidiary’s income and realized gains and mark-to-market gains will be “subpart F income.” The Portfolio’s recognition of the Commodity Subsidiary’s “subpart F income” will increase the Portfolio’s tax basis in the Commodity Subsidiary. Distributions by the Commodity Subsidiary to the Portfolio will be tax-free, to the extent of its previously undistributed “subpart F income,” and will correspondingly reduce the Portfolio’s tax basis in the Commodity Subsidiary. “Subpart F income” is generally treated by the Portfolio as ordinary income, regardless of the character of the Commodity Subsidiary’s underlying income or gains.

If a net loss is realized by the Commodity Subsidiary, such loss is not generally available to offset the income earned by the Commodity Subsidiary’s parent Portfolio, and such loss cannot be carried forward to offset taxable income of the parent Portfolio or the Commodity Subsidiary in future periods.

Under IRS regulations, income derived from a controlled foreign corporation will be considered qualifying income if distributed to the Portfolio or if the Portfolio’s income from in the subsidiary is derived with respect to the Portfolio’s business of investing in securities. A subsidiary may pay such a distribution at any time. An IRS revenue procedure states that the IRS will not in the future issue private letter rulings that would require a determination of whether an asset (such as a commodity index-linked note) is a “security” under the Act.

There can be no assurance that the IRS will not change its position with respect to some or all of these conclusions or that future legislation will not adversely impact the tax treatment of the Portfolio’s commodity linked investments. If the IRS were to change or reverse its position, or if future legislation adversely affected the tax treatment of the Portfolio’s commodity-linked investments, there would likely be a significant adverse impact on the Portfolio, including the possibility of failing to qualify as a regulated investment company. If the Portfolio did not qualify as a regulated investment company for any taxable year, its taxable income would be subject to tax at the Portfolio level at regular corporate tax rates (without reduction for distributions to shareholders) and to a further tax at the shareholder level when such income is distributed. Furthermore, the tax treatment of the Portfolio’s investments in its Commodity Subsidiary may otherwise be adversely affected by future legislation, court decisions, Treasury Regulations and/or guidance issued by the IRS. Such developments could affect the character, timing and/or amount of the Portfolio’s taxable income or any distributions made by the Portfolio or result in the inability of the Portfolio to operate as described in the Portfolio’s prospectus.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

52	PIMCO VARIABLE INSURANCE TRUST

December 31, 2025

As of December 31, 2025, the components of distributable taxable earnings are as follows (amounts in thousands†):

	Undistributed Ordinary Income(1)	Undistributed Long-Term Capital Gains	Net Tax Basis Unrealized Appreciation/ (Depreciation)(2)	Other Book-to-Tax Accounting Differences(3)	Accumulated Capital Losses(4)	Qualified Late-Year Loss Deferral - Capital(5)	Qualified Late-Year Loss Deferral - Ordinary(6)	Total Components of Distributable Earnings

PIMCO CommodityRealReturn® Strategy Portfolio	$45,987	$0	$2,462	$0	$(65,187)	$0	$0	$(16,738)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	Includes undistributed short-term capital gains, if any.
(2)

Adjusted for open wash sale loss deferrals and the accelerated recognition of unrealized gain or loss on certain futures, options, and/or forward contracts for federal income tax purposes. Also adjusted for differences between book and tax realized and unrealized gain (loss) on hyperinflationary investments, swap contracts, controlled foreign corporation (CFC) basis, straddle loss deferrals, and sale/buyback transactions.

(3)	Represents differences in income tax regulations and financial accounting principles generally accepted in the United States of America.
(4)	Capital losses available to offset future net capital gains as shown below.
(5)	Capital losses realized during the period November 1, 2025 through December 31, 2025 which the Portfolio elected to defer to the following taxable year pursuant to income tax regulations.
(6)	Specified losses realized during the period November 1, 2025 through December 31, 2025 which the Portfolio elected to defer to the following taxable year pursuant to income tax regulations.

Under the Regulated Investment Company Modernization Act of 2010, a portfolio is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

As of December 31, 2025, the Portfolio had the following post-effective capital losses with no expiration (amounts in thousands†):

	Short-Term	Long-Term

PIMCO CommodityRealReturn® Strategy Portfolio	$28,769	$36,418

†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of December 31, 2025, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands†):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(7)

PIMCO CommodityRealReturn® Strategy Portfolio	$724,898	$11,920	$(9,495)	$2,425

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(7)

Adjusted for open wash sale loss deferrals and the accelerated recognition of unrealized gain or loss on certain futures, options, and/or forward contracts for federal income tax purposes. Also adjusted for differences between book and tax realized and unrealized gain (loss) on hyperinflationary investments, swap contracts, controlled foreign corporation (CFC) basis, straddle loss deferrals, and sale/buyback transactions.

For the fiscal years ended December 31, 2025 and December 31, 2024, respectively, the Portfolio made the following tax basis distributions (amounts in thousands†):

	December 31, 2025			December 31, 2024

	Ordinary Income Distributions(8)	Long-Term Capital Gain Distributions	Return of Capital(9)	Ordinary Income Distributions(8)	Long-Term Capital Gain Distributions	Return of Capital(9)

PIMCO CommodityRealReturn® Strategy Portfolio	$11,251	$0	$0	$8,137	$0	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(8)	Includes short-term capital gains distributed, if any.
(9)

A portion of the distributions made represents a tax return of capital. Return of capital distributions have been reclassified from undistributed net investment income to paid-in capital to more appropriately conform financial accounting to tax accounting.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	53

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of PIMCO Variable Insurance Trust and Shareholders of PIMCO CommodityRealReturn Strategy Portfolio

Opinion on the Financial Statements

We have audited the accompanying consolidated statement of assets and liabilities, including the consolidated schedule of investments, of PIMCO CommodityRealReturn Strategy Portfolio and its subsidiary (one of the portfolios constituting PIMCO Variable Insurance Trust, hereafter referred to as the “Portfolio”) as of December 31, 2025, the related consolidated statements of operations and cash flows for the year ended December 31, 2025, the consolidated statement of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the consolidated financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Portfolio as of December 31, 2025, the results of its operations and its cash flows for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These consolidated financial statements are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s consolidated financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these consolidated financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the consolidated financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Kansas City, Missouri

February 19, 2026

We have served as the auditor of one or more investment companies in PIMCO Variable Insurance Trust since 1998.

54	PIMCO VARIABLE INSURANCE TRUST

Glossary:	(abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:

BCY	Barclays Capital, Inc.	DUB	Deutsche Bank AG	MYC	Morgan Stanley Capital Services LLC

BOA	Bank of America N.A.	FAR	Wells Fargo Bank National Association	MYI	Morgan Stanley & Co. International PLC

BOS	BofA Securities, Inc.	GLM	Goldman Sachs Bank USA	NGF	Nomura Global Financial Products, Inc.

BPS	BNP Paribas S.A.	GSC	Goldman Sachs & Co. LLC	RBC	Royal Bank of Canada

BRC	Barclays Bank PLC	GST	Goldman Sachs International	SAL	Citigroup Global Markets, Inc.

BSH	Banco Santander S.A. - New York Branch	JPM	JP Morgan Chase Bank N.A.	SCX	Standard Chartered Bank, London

CBK	Citibank N.A.	MAC	Macquarie Bank Limited	SOG	Societe Generale Paris

CIB	Canadian Imperial Bank of Commerce	MBC	HSBC Bank Plc	UAG	UBS AG Stamford

DEU	Deutsche Bank Securities, Inc.	MEI	Merrill Lynch International

Currency Abbreviations:

AUD	Australian Dollar	ILS	Israeli Shekel	PLN	Polish Zloty

BRL	Brazilian Real	INR	Indian Rupee	SGD	Singapore Dollar

CAD	Canadian Dollar	JPY	Japanese Yen	THB	Thai Baht

CHF	Swiss Franc	KRW	South Korean Won	TRY	Turkish New Lira

CNH	Chinese Renminbi (Offshore)	MXN	Mexican Peso	TWD	Taiwanese Dollar

EUR	Euro	NOK	Norwegian Krone	USD (or $)	United States Dollar

GBP	British Pound	NZD	New Zealand Dollar	ZAR	South African Rand

Exchange Abbreviations:

CME	Chicago Mercantile Exchange	NYMEX	New York Mercantile Exchange	OTC	Over the Counter

LME	London Metal Exchange

Index/Spread Abbreviations:

BACVWSAV	BofA Merrill Lynch Basket Excess Return Strategy Index	CMDSKEWLS	CBEO SKEW Index is an index derived from the price of S&P 500 tail risk	OPIS	Oil Price Information Service

BCOMF1NTC	Bloomberg Commodity Index 1-Month Forward Total Return Custom Index	CPALEMU	Euro Area All Items Non-Seasonally Adjusted Index	PIMCODB	PIMCO Custom Commodity Basket

BCOMF1TC	Bloomberg Commodity Index 1-Month Forward Total Return	CPI	Consumer Price Index	RBCAEC0T	Custom Commodity Forward Index

BCOMTR	Bloomberg Commodity Index Total Return	CPTFEMU	Eurozone HICP ex-Tobacco Index	SNG GA	Singapore Gasoil (Platts)

BCOMTR1	Bloomberg Custom Commodity Index	CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	SNG KEROS	Singapore Jet Kerosene (Platts)

BCOMTR2	Bloomberg Custom Commodity Index	FRCPXTOB	France Consumer Price ex-Tobacco Index	SOFR	Secured Overnight Financing Rate

Bobl	Bundesobligation, the German word for federal government bond	GOLDLNPM	London Gold Market Fixing Ltd. PM	SONIO	Sterling Overnight Interbank Average Rate

Brent	Brent Crude	JMABFNJ2	J.P. Morgan Custom Commodity Index	SPGCINP	S&P GSCI Industrial Metals ER

CIXBSTR3	Custom Commodity Index	JMABNIC5	J.P. Morgan Custom Commodity Index	UKRPI	United Kingdom Retail Prices Index

CMBX	Commercial Mortgage-Backed Index	MUTKCALM	Tokyo Overnight Average Rate

Other Abbreviations:

ABS	Asset-Backed Security	EURIBOR	Euro Interbank Offered Rate	RBOB	Reformulated Blendstock for Oxygenate Blending

BTP	Buoni del Tesoro Poliennali “Long-term Treasury Bond”	OAT	Obligations Assimilables du Trésor	REMIC	Real Estate Mortgage Investment Conduit

CLO	Collateralized Loan Obligation	OIS	Overnight Index Swap	TBA	To-Be-Announced

CMBS	Collateralized Mortgage-Backed Security	oz.	Ounce	WTI	West Texas Intermediate

DAC	Designated Activity Company

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	55

Distribution Information	(Unaudited)

For purposes of Section 19 of the Investment Company Act of 1940 (the “Act”), the portfolio estimated the periodic sources of any dividends paid during the period covered by this report in accordance with good accounting practice. Pursuant to Rule 19a-1(e) under the Act, the table below sets forth the actual source information for dividends paid during the six month period ended December 31, 2025 calculated as of each distribution period pursuant to Section 19 of the Act. The information below is not provided for U.S. federal income tax reporting purposes. The tax character of all dividends and distributions is reported on Form 1099-DIV (for shareholders who receive U.S. federal tax reporting) at the end of each calendar year. See the Financial Highlights section of this report for the tax characterization of distributions determined in accordance with federal income tax regulations for the fiscal year.

PIMCO CommodityRealReturn® Strategy Portfolio

Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

September 2025	$0.0586	$0.0000	$0.0000	$0.0586

December 2025	$0.0257	$0.0000	$0.0000	$0.0257

Administrative Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

September 2025	$0.0564	$0.0000	$0.0000	$0.0564

December 2025	$0.0231	$0.0000	$0.0000	$0.0231

Advisor Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

September 2025	$0.0548	$0.0000	$0.0000	$0.0548

December 2025	$0.0212	$0.0000	$0.0000	$0.0212

Class M	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

September 2025	$0.0518	$0.0000	$0.0000	$0.0518

December 2025	$0.0178	$0.0000	$0.0000	$0.0178

*

The source of dividends provided in the table differs, in some respects, from information presented in this report prepared in accordance with generally accepted accounting principles, or U.S. GAAP. For example, net earnings from certain interest rate swap contracts are included as a source of net investment income for purposes of Section 19(a). Accordingly, the information in the table may differ from information in the accompanying financial statements that are presented on the basis of U.S. GAAP and may differ from tax information presented in the footnotes. Amounts shown may include accumulated, as well as fiscal period net income and net profits.

**	Occurs when a portfolio distributes an amount greater than its accumulated net income and net profits. Amounts are not reflective of a portfolio net income, yield, earnings or investment performance.

56	PIMCO VARIABLE INSURANCE TRUST

Federal Income Tax Information	(Unaudited)

As required by the Internal Revenue Code (“Code”) and Treasury Regulations, if applicable, shareholders must be notified within 60 days of the Portfolio’s fiscal year end regarding the status of qualified dividend income and the dividend received deduction.

Dividend Received Deduction. Corporate shareholders are generally entitled to take the dividend received deduction on the portion of a porfolio’s dividend distribution that qualifies under tax law. The percentage of the following Portfolio’s fiscal 2025 ordinary income dividend that qualifies for the corporate dividend received deduction is set forth below.

Qualified Dividend Income. Under the Jobs and Growth Tax Relief Reconciliation Act of 2003, the following percentage of ordinary dividends paid during the fiscal year ended December 31, 2025 was designated as ‘‘qualified dividend income’’ as defined in the Jobs and Growth Tax Relief Reconciliation Act of 2003 subject to reduced tax rates in 2025.

Qualified Interest Income and Qualified Short-Term Capital Gain (for non-U.S. resident shareholders only). Under the American Jobs Creation Act of 2004, the following amounts of ordinary dividends paid during the fiscal year ended December 31, 2025 are considered to be derived from “qualified interest income,” as defined in Section 871(k)(1)(E) of the Code, and therefore are designated as interest-related dividends, as defined in Section 871(k)(1)(C) of the Code. Further, the following amounts of ordinary dividends paid during the fiscal year ended December 31, 2025 are considered to be derived from “qualified short-term capital gain,” as defined in Section 871(k)(2)(D) of the Code, and therefore are designated as qualified short-term gain dividends, as defined by Section 871(k)(2)(C) of the Code.

Section 163(j) Interest Dividends. The Portfolio intends to pass through the maximum amount allowable as Section 163(j) Interest defined in Proposed Treasury Section 1.163(j)-1(b).

Section 199A Dividends. The Portfolio intends to pass through the maximum amount allowable as Section 199A Dividends defined in Proposed Treasury Section 199A-3(d).

	Dividend Received Deduction %	Qualified Dividend Income %	Qualified Interest Income (000s)†	Qualified Short-Term Capital Gains (000s)†

PIMCO CommodityRealReturn® Strategy Portfolio	0.00%	0.00%	$9,753	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

Shareholders are advised to consult their own tax advisor with respect to the tax consequences of their investment in the Trust. In January 2026, you will be advised on IRS Form 1099-DIV as to the federal tax status of the dividends and distributions received by you in calendar year 2025.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	57

Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8)	(Unaudited)

Not applicable.

58	PIMCO VARIABLE INSURANCE TRUST

Proxy Disclosures for Open-End Management Investment Companies (N-CSR Item 9)	(Unaudited)

Not applicable.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	59

Approval of Investment Advisory Contract and Other Agreements (N-CSR Item 11)

At a meeting held on August 19-20, 2025, the Board of Trustees (the “Board”) of PIMCO Variable Insurance Trust (the “Trust”), including the Trustees who are not “interested persons” of the Trust under the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered and unanimously approved the renewal of the Amended and Restated Investment Advisory Contract (the “Investment Advisory Contract”) between the Trust, on behalf of the Trust’s series (each, a “Portfolio” and collectively, the “Portfolios”), and Pacific Investment Management Company LLC (“PIMCO”), for an additional one-year term through August 31, 2026.

The Board also considered and unanimously approved the renewal of the Amended and Restated Supervision and Administration Agreement (the “Supervision and Administration Agreement”) between the Trust, on behalf of the Portfolios, and PIMCO for an additional one-year term through August 31, 2026. In addition, the Board considered and unanimously approved the renewal of the Amended and Restated Asset Allocation Sub-Advisory Agreement (the “Asset Allocation Agreement” and, together with the Investment Advisory Contract and the Supervision and Administration Agreement, the “Agreements”) between PIMCO, on behalf of PIMCO All Asset Portfolio, a series of the Trust, and Research Affiliates, LLC (“Research Affiliates”) for an additional one-year term through August 31, 2026.

Further, the Board considered and unanimously approved the renewal of any investment management agreements between PIMCO and any wholly-owned subsidiaries (each, a “Subsidiary” and, collectively, the “Subsidiaries”) of certain of the Portfolios (collectively, the “Subsidiary Agreements”), each for the same additional one-year term through August 31, 2026.

The information, material factors and conclusions that formed the basis for the Board’s approvals are summarized below.

1. INFORMATION RECEIVED

(a) Materials Reviewed During the course of the past year, the Trustees received a wide variety of materials relating to the services provided by PIMCO and Research Affiliates to the Trust. At each of its quarterly meetings, the Board reviewed the Portfolios’ investment performance and information relating to Portfolio operations, including shareholder services, valuation and custody, the Portfolios’ compliance program and other information relating to the nature, extent and quality of services provided by PIMCO and Research Affiliates to the Trust and each of the Portfolios, as applicable. In considering whether to approve the renewal of the Agreements and the Subsidiary Agreements, the Board reviewed additional information, including, but not limited to: comparative industry data with regard to investment performance; advisory and supervisory and administrative fees and expenses; financial information for PIMCO, including, where relevant, financial information for Research Affiliates; information regarding the profitability to PIMCO of its relationship with the Portfolios; information about the personnel providing investment management services, other advisory services and supervisory and administrative services to the Portfolios; and information about the fees charged and services provided to other clients with similar investment mandates as the Portfolios, where applicable. In addition, the Board reviewed materials provided by counsel to the Trust and the Independent Trustees (“Counsel”), which included, among other things, a memorandum outlining legal duties of the Board in considering the renewal of the Agreements and the Subsidiary Agreements.

With respect to the Subsidiary Agreements, the Trustees considered that each Portfolio that has a Subsidiary may utilize its Subsidiary to execute its investment strategy and that PIMCO provides investment advisory and administrative services to the Subsidiaries pursuant to the Subsidiary Agreements in the same manner as it does for such Portfolios that have Subsidiaries under the Investment Advisory Contract and Supervision and Administration Agreement. The Trustees also considered that, with respect to each Subsidiary, PIMCO does not retain a separate advisory or other fee from the Subsidiary, and that PIMCO’s profitability with respect to each Portfolio that has a Subsidiary is not positively impacted as a result of the Subsidiary Agreements. The Trustees determined, therefore, that it was appropriate to consider the approval of the Subsidiary Agreements collectively with their consideration of the continuation of the Agreements.

(b) Review Process In connection with considering the renewal of the Agreements, the Board reviewed written materials prepared by PIMCO and, where applicable, Research Affiliates in response to requests from Counsel encompassing a wide variety of topics. The Board requested and received assistance and advice regarding, among other things, applicable legal standards from Counsel, and reviewed comparative fee and performance data prepared at the Board’s request by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company performance information and fee and expense data. The Board received presentations on matters related to the Agreements and met both as a full Board and in a separate session of the Independent Trustees, without management present, at the August 19-20, 2025 meeting. The Independent Trustees also met via video conference with Counsel on July 23, 2025, and conducted a video conference meeting on August 13, 2025 with management and Counsel to discuss the materials presented and other matters deemed relevant to their consideration of the renewal of the Agreements. In connection with its review of the Agreements, the Board received comparative information on the performance, the risk-adjusted performance and the fees and expenses of other peer group funds and share classes, where appropriate. The Independent Trustees also

60	PIMCO VARIABLE INSURANCE TRUST

(Unaudited)

requested and received supplemental information, including information regarding Broadridge peer classifications, the investment strategies and outflows for certain Portfolios, Portfolio performance and profitability.

The approval determinations were made on the basis of each Trustee’s business judgment after consideration and evaluation of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to approve the renewal of the Agreements, the Board did not identify any single factor or particular information that, in isolation, was controlling. The discussions below are intended to summarize the broad factors and information that figured prominently in the Board’s consideration of the renewal of the Agreements, but is not intended to summarize all of the factors considered by the Board.

2. NATURE, EXTENT AND QUALITY OF SERVICES

(a) PIMCO, Research Affiliates, their Personnel and Resources The Board considered the depth and quality of PIMCO’s investment management process, including, but not limited to: the experience, capability and integrity of its senior management and other personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address changes in the Portfolios’ asset levels. The Board also considered the various services, in addition to portfolio management that PIMCO provides to the Portfolios. The Board noted that PIMCO makes available to its investment professionals a variety of resources and systems relating to, for example, investment management, compliance, trading, performance and portfolio accounting. The Board also noted PIMCO’s commitment to enhancing and investing in its global infrastructure, technology capabilities, risk management processes and the specialized talent needed for the competitive investment management industry and to strengthen its ability to deliver advisory services under the Investment Advisory Contract. The Board considered PIMCO’s policies, procedures and systems reasonably designed to assure compliance with applicable laws and regulations, including recently adopted regulations impacting the Portfolios, and its commitment to further developing and strengthening these programs; its oversight of matters that may involve conflicts of interest between the Portfolios’ investments and those of other accounts managed by PIMCO; and its efforts to keep the Trustees informed about matters relevant to the Portfolios and their shareholders. The Board also considered PIMCO’s continuous investment in its disciplines and personnel, which has enhanced PIMCO’s services to the Portfolios and has allowed PIMCO to introduce innovative new portfolios over time and other investment options that have the potential to benefit shareholders. In addition, the Board considered the nature, extent and quality of services provided by PIMCO to the Subsidiaries of certain applicable Portfolios.

In addition, the Trustees considered new services and service enhancements that PIMCO has implemented, including, but not limited to investing in its cybersecurity program and business continuity functions, including the ongoing development of its own proprietary software and applications to support the Portfolios. Similarly, the Board considered the asset allocation services provided by Research Affiliates to the PIMCO All Asset Portfolio. The Board further considered PIMCO’s ongoing supervision and oversight of Research Affiliates in connection with Research Affiliates providing asset allocation services to the All Asset Portfolio. The Board also considered the depth and quality of Research Affiliates’ investment management and research capabilities, the experience and capabilities of their portfolio management personnel and the overall financial strength of the organization. Ultimately, the Board concluded that the nature, extent and quality of services provided or procured by PIMCO under the Agreements and the Subsidiary Agreements and provided by Research Affiliates under the Asset Allocation Agreement are likely to continue to benefit the Portfolios and their shareholders, as applicable.

(b) Other Services The Board also considered the nature, extent and quality of supervisory and administrative services provided by PIMCO to the Portfolios under the Supervision and Administration Agreement.

The Board considered the terms of the Supervision and Administration Agreement, under which the Trust pays for the supervisory and administrative services provided pursuant to that agreement under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO provides or procures certain supervisory and administrative services and bears the costs of various third party services required by the Portfolios, including, but not limited to, audit, custodial, portfolio accounting, ordinary legal, transfer agency, sub-accounting and printing costs. The Board also noted that the scope and complexity, as well as the costs, of the supervisory and administrative services provided by PIMCO under the Supervision and Administration Agreement is expected to continue to increase. The Board considered PIMCO’s provision of supervisory and administrative services and its supervision of the Trust’s third party service providers.

Ultimately, the Board concluded that the nature, extent and quality of the services provided or procured by PIMCO have benefited, and will likely continue to benefit, the Portfolios and their shareholders.

3. INVESTMENT PERFORMANCE

The Board reviewed information from PIMCO concerning the Portfolios’ performance, as available, over short- and long-term periods ended March 31, 2025 and other performance data, as available, over short- and long-term periods ended June 30, 2025 (the “PIMCO Report”) and from Broadridge concerning the Portfolios’ performance, as available, over short- and long-term periods ended March 31, 2025 (the “Broadridge Report”). The Board also noted that the Broadridge

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	61

Approval of Investment Advisory Contract and Other Agreements (N-CSR Item 11)	(Cont.)

Report incorporated peer classifications from Morningstar for the Portfolios for which it was believed that Morningstar provided a better comparison.

The Board considered information regarding both the short- and long-term relative and absolute investment performance of each Portfolio relative to its Portfolio peer group, where appropriate, and relevant to the specified index as provided to the Board (the “performance index”) in advance of each of its quarterly meetings throughout the year, including the PIMCO Report and Broadridge Report. The Trustees reviewed information indicating that classes of each Portfolio would have substantially similar performance to that of the Administrative Class of the relevant Portfolio on a relative basis because all of the classes are invested in the same portfolio of investments and that differences in performance among classes could principally be attributed to differences in the supervisory and administrative fees and distribution and/or servicing expenses of each class. The Board noted that, due to differences (such as specific investment strategies or fee structures) between certain of the Portfolios and their so-called peers in the Broadridge categories, performance comparisons may not be particularly relevant to the consideration of Portfolio performance, but found the comparative information supported its overall evaluation.

The Trustees noted that a majority of the Portfolios (based on the Administrative Class performance) have outperformed their respective performance indexes over the one-, three, five and ten-year periods ended March 31, 2025. The Board also noted the amounts of Portfolio assets (based on the Administrative Class performance) that outperformed their relative performance indexes on a net fee basis over the one-, three- and five year periods ended June 30, 2025. The Board considered that, according to the Broadridge Report, the Portfolios generally performed well versus competitors during the long-term, but that certain Portfolios had underperformed in comparison to their respective peer groups or performance indexes, or both, on a net-of-fees basis over certain short- and long-term periods. With respect to the Portfolios that underperformed to a certain degree over such periods, the Board discussed with PIMCO the reasons for the underperformance of such Portfolios. The Board also considered actions that have been taken by PIMCO to attempt to improve performance and took note of PIMCO’s plans to monitor performance going forward. Depending on the circumstances, the Independent Trustees may be satisfied with a Portfolio’s performance notwithstanding that it lags its performance index or peer group for certain periods.

The Board ultimately concluded, within the context of all of its considerations in connection with the Agreements and the Subsidiary Agreements, that PIMCO’s performance record and process in managing the Portfolios indicates that its continued management is likely to benefit the Portfolios and their shareholders and merits the approval of the renewal of the Agreements and the Subsidiary Agreements.

4. ADVISORY FEES, SUPERVISORY AND ADMINISTRATIVE FEES AND TOTAL EXPENSES

The Board considered that PIMCO seeks to price new funds and classes to scale at the outset. The Board noted that PIMCO generally seeks to price new funds and classes competitively against the median total expense ratio of the respective Broadridge peer group, if available, while acknowledging that a fee premium may be appropriate for innovative investment offerings. PIMCO reported to the Board that, in proposing fees for any Portfolio or class of shares, it considers a number of factors, including, but not limited to, the type and complexity of the services provided, the cost of providing services, the risk assumed by PIMCO in the development of products and the provision of services and the competitive marketplace for financial products. Fees charged to or proposed for different Portfolios for advisory services and supervisory and administrative services may vary in light of these various factors. The Board also considered that PIMCO reviews the Portfolios’ fee levels and carefully considers changes where appropriate due to competitive positioning considerations, observed long-term notable underperformance and significant misalignments with the level or quality of services being provided or a change in the overall strategic positioning of the Portfolios.

The Board reviewed the advisory fees, supervisory and administrative fees and total expense ratios (including total expense ratios net of fee waivers and expense limitation agreements, as applicable) of the Portfolios (excluding, as may be applicable, extraordinary expenses, interest expenses, acquired fund fees and expenses, and certain other items) (each as a percentage of average net assets) and compared such amounts with the average and median fee and expense levels of other similar funds. The Board also reviewed information relating to the sub-advisory fees paid to Research Affiliates with respect to applicable Portfolios, taking into account that PIMCO compensates Research Affiliates from the advisory fees paid by such Portfolios to PIMCO. With respect to advisory fees, the Board reviewed data from the Broadridge Report that compared the average and median advisory fees of other funds in a “Peer Group” of comparable funds, where appropriate, as well as the universe of other similar funds. The Board reviewed materials indicating that, a number of Portfolios have total expense ratios that fall below the average and median expense ratios in their Peer Group and Broadridge universe. In addition, the Board considered the expense limitation agreement in place for all of the Portfolios and fee waivers in place for certain of the Portfolios, and also noted the fee waivers in place with respect to the advisory fee and supervisory and administrative fee that might result from investments by applicable Portfolios in their respective Subsidiaries.

62	PIMCO VARIABLE INSURANCE TRUST

(Unaudited)

The Board also reviewed data comparing the Portfolios’ advisory and/or management fees to the fee rates PIMCO charged to registered funds (open-end, closed-end and interval), private funds, and non-U.S. registered funds, separate accounts, sub-advised clients and collective investment trusts with similar investment strategies. In cases where the fees for other clients were lower than those charged to the Portfolios, the Trustees noted that the differences in fees were attributable to various factors, including, but not limited to, differences in advisory and other services provided by PIMCO to the Portfolios, differences in the number or extent of the services provided by PIMCO to the Portfolios, the manner in which similar portfolios may be managed, different requirements with respect to liquidity and derivatives management and the implementation and compliance of other regulatory requirements, and the fact that separate accounts may have other contractual arrangements or arrangements across PIMCO strategies that justify different levels of fees. The Board considered that, with respect to collective investment trusts, PIMCO performs fewer or less extensive services because collective investment trusts are generally exempt from SEC regulation and typically involve lower compliance costs; investors in a collective investment trust may receive shareholder services from a trustee bank, rather than PIMCO; collective investment trusts have less regulatory disclosure; and the management structure of collective investment trusts differs from that of funds. The Trustees also considered that PIMCO faces increased entrepreneurial, legal and regulatory risk in sponsoring and managing mutual funds and ETFs as compared to separate accounts, external sub-advised funds or other investment products. In addition, the Trustees considered that PIMCO may charge certain private funds with similar investment mandates lower fees than the Portfolios because such private funds are not required to accept daily redemptions or price their assets on a daily basis, generally do not accept small investors with small account balances and operate under a less onerous and proscriptive regulatory regime.

Regarding advisory fees charged by PIMCO in its capacity as sub-adviser to third party/unaffiliated funds, the Trustees took into account that such fees may be lower than the fees charged by PIMCO to serve as adviser to the Portfolios. The Trustees also took into account that there are various reasons for any such differences in fees, including, but not limited to, the fact that PIMCO may be subject to varying levels of entrepreneurial, legal and regulatory risk and different servicing requirements when PIMCO does not serve as the sponsor of a fund and is not principally responsible for all aspects of a fund’s investment program and operations as compared to when PIMCO serves as investment adviser and sponsor.

The Board considered the Portfolios’ supervisory and administrative fees, comparing them to similar funds managed by other investment advisers in the Broadridge Report. The Board also considered that, as the Portfolios’ business has become increasingly complex and the number of Portfolios has grown over time, PIMCO is responsible for providing a broad array of fund supervision and administrative functions, including, but not limited to: compliance oversight and testing, legal services, risk management, technology, shareholder servicing, reporting, business management and executive leadership. In addition, the Board considered the Trust’s unified fee structure, under which the Trust pays for the supervisory and administrative services it requires for one set fee for each Portfolio. In return for this unified fee, PIMCO provides or procures supervisory and administrative services and bears the costs of various third party services required by the Portfolios, including audit, custodial, portfolio accounting, ordinary legal, transfer agency, sub-accounting and printing costs. The Board further considered that many other funds pay for comparable services separately, and thus it is difficult to directly compare the Trust’s unified supervisory and administrative fees with the fees paid by other funds for administrative services alone. The Board also considered that the unified supervisory and administrative fee leads to Portfolio fees that are fixed over the contract period, rather than variable. The Board noted that, although the unified fee structure does not have breakpoints, it inherently reflects certain economies of scale by fixing the absolute level of Portfolio fees at competitive levels over the contract period even if the Portfolios’ operating costs rise, such as when assets remain flat or decrease. Other factors the Board considered in assessing the unified fee include PIMCO’s approach of pricing Portfolios at scale at inception and reinvesting in other important areas of the business that support the Portfolios. The Board considered historical advisory and/or supervisory and administrative (as may be applicable) fee reductions implemented for different Portfolios and classes, noting that the unified fee can be increased or decreased in subsequent contractual periods with Board approval and is subject to the periodic reviews discussed above. The Board noted that, with few exceptions, PIMCO has generally maintained Portfolio fees at the same level as implemented when the unified fee was adopted, and has reduced fees for a number of Portfolios in prior years. The Board concluded that the Portfolios’ supervisory and administrative fees were reasonable in relation to the value of the services provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Supervision and Administration Agreement represent, in effect, a cap on overall Portfolio fees during the contractual period, which is beneficial to the Portfolios and their shareholders.

The Board considered the Portfolios’ total expense ratios and discussed with PIMCO certain Portfolios and/or classes of Portfolios that had above median total expense ratios. Upon comparing the Portfolios’ total expense ratios to other funds in the “Peer Groups” provided by the Broadridge Report, where appropriate, the Board found total expense ratios of each Portfolio to be reasonable.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	63

Approval of Investment Advisory Contract and Other Agreements (N-CSR Item 11)	(Cont.)

The Trustees also considered the advisory fees charged to the Portfolios that invest in other investment companies or operate as funds of funds (the “Funds of Funds”) and the advisory services provided in exchange for such fees. The Trustees determined that such services were in addition to the advisory services provided to the underlying funds in which the Funds of Funds may invest and, therefore, such services were not duplicative of the advisory services provided to the underlying funds. The Board also considered the various fee waiver agreements in place for the Funds of Funds. The Board noted that PIMCO is continuing waivers for these Funds of Funds, as well as for certain other Portfolios of the Trust.

Based on the information presented by PIMCO, Research Affiliates and Broadridge, members of the Board determined, in the exercise of their business judgment, that the level of the advisory fees and supervisory and administrative fees charged by PIMCO under the Agreements and the Subsidiary Agreements, the fees charged by Research Affiliates under the Asset Allocation Agreement, and the total expense ratios of each Portfolio, are reasonable.

5. ADVISER COSTS, LEVEL OF PROFITS AND ECONOMIES OF SCALE

The Board reviewed information regarding PIMCO’s costs of providing services to, as well as the resulting level of profits from, the Portfolios. To the extent applicable, the Board also reviewed information regarding the portion of a Portfolio’s advisory fee retained by PIMCO, following the payment of sub-advisory fees to Research Affiliates, with respect to the Portfolios. Additionally, the Board discussed PIMCO’s pre- and post-distribution profit margin ranges with respect to the Portfolios, as compared to the prior year. The Board also noted that it had received information regarding the structure and manner in which PIMCO’s investment professionals were compensated, and PIMCO’s view of the relationship of such compensation to the recruitment and retention of quality personnel. The Board considered PIMCO’s investment in global infrastructure, technology capabilities, risk management processes and qualified personnel to reinforce existing services, offer new services, and accommodate changing regulatory requirements.

The Board considered the existence of any economies of scale and noted that, to the extent that PIMCO achieves economies of scale in managing the Portfolios, PIMCO shares the benefits of such economies of scale, if any, with the Portfolios and their shareholders in a number of ways, including investing in portfolio and trade operations management, firm technology, middle and back office support, legal and compliance, and fund administration logistics; senior management supervision, governance and oversight of those services; and through fee reductions or waivers, the pricing of Portfolios to scale from inception and the enhancement of services provided to the Portfolios in return for fees paid. The Board considered that the Portfolios’ unified fee rates had been set competitively and/or priced to scale from inception, had been held steady during the contractual period at that scaled competitive rate for most Portfolios as assets grew, or as assets declined in the case of some Portfolios, and continued to be competitive compared with peers. The Board also considered that the unified fee is a transparent means of informing a Portfolio’s shareholders of the fees associated with the Portfolio, and that the Portfolio bears certain expenses that are not covered by the advisory fee or the unified fee. The Board further considered the challenges that arise when managing large funds, which can result in certain “diseconomies” of scale and noted that PIMCO has continued to reinvest in many areas of the business to support the Portfolios.

The Trustees considered that the unified fee has provided inherent economies of scale because a Portfolio maintains competitive fixed fees over the annual contract period even if the particular Portfolio’s assets decline and/or operating costs rise. The Trustees further considered that, in contrast, breakpoints may be a proxy for charging higher fees on lower asset levels and that when a fund’s assets decline, breakpoints may reverse, which causes expense ratios to increase. The Trustees also considered that, unlike the Portfolios’ unified fee structure, funds with “pass through” expense structures may experience increased expense ratios when fixed dollar fees are charged against declining fund assets. The Trustees also reviewed materials demonstrating the benefits of the unified fee to shareholders during market downturns and/or periods of high volatility. In addition, the Trustees considered that the unified fee protects shareholders from a rise in administrative and operating costs that may result from, among other things, PIMCO’s investments in various business enhancements and infrastructure, including those referenced above. The Trustees noted that PIMCO’s investments in these areas are extensive.

The Board concluded that the Portfolios’ cost structures were reasonable and that PIMCO is appropriately sharing economies of scale, if any, through the Portfolios’ unified fee structure, generally pricing Portfolios to scale at inception and reinvesting in its business to provide enhanced and expanded services to the Portfolios and their shareholders.

6. ANCILLARY BENEFITS

The Board considered other benefits realized by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust. Such benefits may include possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the Trust or third party service providers’ relationship-level fee concessions, which decrease fees paid by PIMCO. Such benefits also include ancillary benefits to PIMCO or its employees related to service or rate offers in financial firms’ other business lines, which can result in

64	PIMCO VARIABLE INSURANCE TRUST

(Unaudited)

PIMCO or its employees having access to more favorable products or rates. The Board also considered that affiliates of PIMCO provide distribution and/or shareholder services to the Portfolios and their shareholders, for which they may be compensated through distribution and servicing fees paid pursuant to the Portfolios’ Rule 12b-1 plans or otherwise. In addition, the Board considered that PIMCO may benefit indirectly from its use of the HUB technology platform, a joint venture between PIMCO, Man Group, S&P Global, Microsoft and State Street, and its recent strategic managed service arrangement with a third-party consultant. The Board noted that, while PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Portfolios, it has adopted a policy not to enter into contractual soft dollar arrangements.

7. CONCLUSIONS

Based on their review, including the comprehensive consideration and evaluation of each of the broad factors and information summarized above, the Independent Trustees and the Board as a whole concluded that the nature, extent and quality of the services rendered to the Portfolios by PIMCO and Research Affiliates supported the renewal of the Agreements and the Subsidiary Agreements. The Independent Trustees and the Board as a whole concluded that the Agreements and the Subsidiary Agreements continued to be fair and reasonable to the Portfolios and their shareholders, that the fees charged under the Investment Advisory Contract, Supervision and Administration Agreement and the Subsidiary Agreements and the fees charged by Research Affiliates under the Asset Allocation Agreement on behalf of the Portfolios were fair and reasonable in light of the services provided, and that the renewal of the Agreements and the Subsidiary Agreements was in the best interests of the Portfolios and their shareholders.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	65

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank & Trust Co.

2323 Grand Boulevard, 5th Floor

Kansas City, MO 64108

Transfer Agent

SS&C Global Investor & Distribution Solutions, Inc.

80 Lamberton Road

Windsor, CT 06095

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Variable Insurance Trust.

pimco.com/pvit

PVITCOMRTRNFSTMAR_123125

PIMCO VARIABLE INSURANCE TRUST

Annual Financial and Other Information

December 31, 2025

PIMCO Dynamic Bond Portfolio

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. (The variable product prospectus may be obtained by contacting your Investment Consultant.)

Important Information About the PIMCO Dynamic Bond Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company that includes the PIMCO Dynamic Bond Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed income securities and other instruments held by the Portfolio are likely to decrease in value. A wide variety of factors can cause interest rates or yields of U.S. Treasury securities (or yields of other types of bonds) to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Portfolio management will anticipate such movement accurately. The Portfolio may experience losses as a result of movements in interest rates.

Changing interest rates may have unpredictable effects on markets, which may detract from Portfolio performance. The interest rate environment has fluctuated in recent years, moving from historically low interest rates in 2020 and 2021 to high interest rates in 2022 and 2023 as a result of the U.S. Federal Reserve (the “Fed”) raising interest rates multiple times in efforts to combat inflation. Starting in late 2024 and again in 2025, the Fed lowered interest rates. It is uncertain whether rates will remain steady, increase or decrease in the future. As such, the Portfolio may face a heightened level of risk associated with changing interest rates and/or bond yields. This could be driven by a variety of factors, including but not limited to central bank monetary policies, changing inflation or real growth rates, general economic conditions, increasing bond issuances or reduced market demand for certain types of bonds or bonds generally. Further, while bond markets have steadily grown over the past three decades, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets”.

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than funds or securities with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets, or negatively impact the Portfolio’s performance or cause the Portfolio to incur losses. As a result, the Portfolio may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of the Portfolio.

The Portfolio may be subject to various risks as described in the Portfolio’s prospectus and in the Principal and Other Risks note in the Notes to Financial Statements.

Classifications of the Portfolio’s portfolio holdings in this report are made according to financial reporting standards. The classification of a particular portfolio holding as shown in the Schedule of Investments section of this report may differ from the classification used for the Portfolio’s compliance calculations, including those used in the Portfolio’s prospectus, investment objectives, regulatory and other investment limitations and policies, which may be based on different asset class, sector or geographical classifications. The Portfolio is separately monitored for compliance with respect to prospectus and regulatory requirements.

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

In February 2022, Russia launched an invasion of Ukraine. As a result, Russia and other countries, persons and entities that provided material aid to Russia’s aggression against Ukraine, have been the subject of economic sanctions and import and export controls imposed by countries throughout the world, including the United States. Such measures, including the United States’ enforcement of sanctions or other similar measures on various Russian entities and persons, and the Russian government’s response, have had and may continue to have an adverse effect on the Russian, Belarusian and other securities, instruments and economies, which may, in turn, negatively impact the Portfolio. The extent, duration and impact of Russia’s military action in Ukraine, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional, European and global economies and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors. Further, the Portfolio may have investments in securities and instruments that are economically tied to the region and may have been negatively impacted by the sanctions and counter-sanctions by Russia, including declines in value and reductions in liquidity. The sanctions may cause the Portfolio to sell portfolio holdings at a disadvantageous time or price or to continue to hold investments that the Portfolio may no longer seek to hold.

The United States’ enforcement of restrictions on U.S. investments in certain issuers and tariffs on goods from certain other countries has

2	PIMCO VARIABLE INSURANCE TRUST

contributed to and may continue to contribute to international trade tensions and may impact portfolio securities. The U.S. government has indicated an intent to alter its approach to international trade policy, including in some cases renegotiating, modifying or terminating certain bilateral or multi-lateral trade arrangements with foreign countries, and it has proposed to take and/or taken related actions, including the imposition of or stated potential imposition of a broad range of tariffs. The imposition of tariffs, trade restrictions, currency restrictions or similar actions (or retaliatory measures taken in response) could lead to, for example, price volatility, reduced market sentiment, and changes in inflation expectations. These and other geopolitical events may contribute to increased instability in the U.S. and global economies and markets, which may have an adverse effect on the performance of the Portfolio and its investments.

Increased volatility in the U.S. and global markets could be harmful to the Portfolio, issuers in which it invests and other market participants and Portfolio service providers. For example, if a bank at which the Portfolio or issuer has an account fails, any cash or other assets in bank or custody accounts, which may be substantial in size, could be temporarily inaccessible or permanently lost by the Portfolio or issuer. If a bank that provides a subscription line credit facility, asset-based facility, other credit facility and/or other services to an issuer or to a fund fails, the issuer or fund could be unable to draw funds under its credit facilities or obtain replacement credit facilities or other services from other lending institutions with similar terms.

Issuers in which the Portfolio may invest can be affected by volatility in the banking sector. Even if banks used by issuers in which the Portfolio invests remain solvent, volatility in the banking sector could contribute to, cause or intensify an economic recession, increase the costs of capital and banking services or result in the issuers being unable to obtain or refinance indebtedness at all or on as favorable terms as could otherwise have been obtained. Potential impacts to the Portfolio and issuers resulting from volatility in the banking sector and accompanying market conditions and potential legislative or regulatory responses are uncertain. Such conditions and responses, as well as a changing interest rate environment, can contribute to decreased market liquidity and erode the value of certain holdings. Market volatility and uncertainty and/or a downturn in market and economic and financial conditions, as a result of developments in the banking sector or otherwise (including as a result of delayed access to cash or credit facilities), could have an adverse impact on the Portfolio and issuers in which it invests.

The following table discloses the inception dates of the Portfolio and its respective share classes along with the Portfolio's diversification status as of period end:

Portfolio Name	Portfolio Inception	Institutional Class	Class M	Administrative Class	Advisor Class	Diversification Status
PIMCO Dynamic Bond Portfolio	05/02/11	04/30/12	10/31/14	05/02/11	04/30/13	Diversified

An investment in the Portfolio is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Portfolio. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither this Portfolio’s prospectus nor summary prospectus, the Trust’s Statement of Additional Information (“SAI”), any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or the Portfolio creates a contract between or among any shareholder of the Portfolio, on the one hand, and the Trust, the Portfolio, a service provider to the Trust or the Portfolio, and/or the Trustees or officers of the Trust, on the other hand. The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend the most recent prospectus or use a new prospectus, summary prospectus or SAI with respect to the Portfolio or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or the Portfolio is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to the Portfolio, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current prospectus or SAI.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	3

Important Information About the PIMCO Dynamic Bond Portfolio	(Cont.)

twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Portfolio’s website at www.pimco.com/pvit, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Portfolio files portfolio holdings information with the SEC on Form N-PORT within 60 days of the end of each fiscal quarter. The Portfolio’s complete schedule of securities holdings as of the end of each fiscal quarter will be made available to the public on the SEC’s website at www.sec.gov and on PIMCO’s website at www.pimco.com/pvit, and will be made available, upon request, by calling PIMCO at (888) 87-PIMCO. In August 2024, the SEC adopted amendments to Form N-PORT requiring funds to file Form N-PORT reports on a monthly basis and within 30 days of month end, with each report being made public 60 days after month end. On April 16, 2025, the SEC extended the compliance date for Form N-PORT amendments and fund groups with $1 billion or more in net assets will be required to comply with the amendments for reports filed on or after November 17, 2027.

Paper copies of the Portfolio’s shareholder reports are required to be provided free of charge by the Portfolio, the insurance company or financial intermediary upon request.

In September 2023, the SEC adopted amendments to Rule 35d-1 under the Investment Company Act of 1940, as amended, the rule governing fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. Changes to a fund’s calculation methodology for derivatives instruments for purposes of Rule 35d-1 consistent with such amendments and applicable regulatory interpretations thereof will not constitute a change to a fund’s policy adopted pursuant to Rule 35d-1 and will not require notice or shareholder approval. The amendments became effective on December 11, 2023. On March 14, 2025, the SEC extended the compliance date from December 11, 2025 to June 11, 2026 for fund groups with $1 billion or more in net assets and modified the operation of the compliance dates to allow for compliance based on the timing of certain annual disclosure and reporting obligations that are tied to a fund’s fiscal year-end.

4	PIMCO VARIABLE INSURANCE TRUST

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ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	5

Financial Highlights	PIMCO Dynamic Bond Portfolio

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gain	Total
Institutional Class

12/31/2025	$8.73	$0.43	$0.28	$0.71	$(0.50)	$0.00	$(0.50)

12/31/2024	8.68	0.44	0.04	0.48	(0.43)	0.00	(0.43)

12/31/2023	8.41	0.41	0.19	0.60	(0.33)	0.00	(0.33)

12/31/2022	10.32	0.29	(0.91)	(0.62)	(0.27)	(1.02)	(1.29)

12/31/2021	10.59	0.41	(0.26)	0.15	(0.23)	(0.19)	(0.42)
Class M

12/31/2025	8.73	0.39	0.28	0.67	(0.46)	0.00	(0.46)

12/31/2024	8.68	0.40	0.04	0.44	(0.39)	0.00	(0.39)

12/31/2023	8.41	0.37	0.19	0.56	(0.29)	0.00	(0.29)

12/31/2022	10.32	0.25	(0.92)	(0.67)	(0.22)	(1.02)	(1.24)

12/31/2021	10.59	0.37	(0.26)	0.11	(0.19)	(0.19)	(0.38)
Administrative Class

12/31/2025	8.73	0.41	0.29	0.70	(0.49)	0.00	(0.49)

12/31/2024	8.68	0.43	0.04	0.47	(0.42)	0.00	(0.42)

12/31/2023	8.41	0.40	0.18	0.58	(0.31)	0.00	(0.31)

12/31/2022	10.32	0.28	(0.92)	(0.64)	(0.25)	(1.02)	(1.27)

12/31/2021	10.59	0.36	(0.22)	0.14	(0.22)	(0.19)	(0.41)
Advisor Class

12/31/2025	8.73	0.40	0.29	0.69	(0.48)	0.00	(0.48)

12/31/2024	8.68	0.42	0.04	0.46	(0.41)	0.00	(0.41)

12/31/2023	8.41	0.39	0.19	0.58	(0.31)	0.00	(0.31)

12/31/2022	10.32	0.27	(0.92)	(0.65)	(0.24)	(1.02)	(1.26)

12/31/2021	10.59	0.39	(0.26)	0.13	(0.21)	(0.19)	(0.40)

^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
(a)

Net asset value includes adjustments required by U.S. GAAP. These values, and other performance figures relying on them, such as average annual total return data included in the Portfolio’s prospectus and in any shareholder reports, may differ from net asset values and performance reported elsewhere with respect to the Portfolio.

(b)	Per share amounts based on average number of shares outstanding during the year or period.
(c)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(d)

Total return figures include adjustments required by U.S. GAAP. These values, and other performance figures relying on them, such as average annual total return data included in the Portfolio’s prospectus and in any shareholder reports, may differ from net asset values and performance reported elsewhere with respect to the Portfolio. Additionally, excludes applicable initial sales charges, contingent deferred sales charges and Variable Contract fees or expenses.

6	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses	Expenses Excluding Waivers	Expenses Excluding Interest Expense	Expenses Excluding Interest Expense and Waivers	Net Investment Income (Loss)	Portfolio Turnover Rate

$8.94	8.39%	$50,002	0.91%	0.91%	0.85%	0.85%	4.82%	1,001%

8.73	5.65	47,802	0.88	0.88	0.86	0.86	5.07	947

8.68	7.26	46,510	0.89	0.89	0.85	0.85	4.83	667

8.41	(6.22)	45,034	0.86	0.86	0.85	0.85	3.23	191

10.32	1.44	26,098	0.86	0.86	0.85	0.85	3.96	318

8.94	7.91	179	1.36	1.36	1.30	1.30	4.37	1,001

8.73	5.18	178	1.33	1.33	1.31	1.31	4.60	947

8.68	6.78	191	1.34	1.34	1.30	1.30	4.38	667

8.41	(6.64)	222	1.31	1.31	1.30	1.30	2.71	191

10.32	0.98	330	1.31	1.31	1.30	1.30	3.48	318

8.94	8.23	32,360	1.06	1.06	1.00	1.00	4.67	1,001

8.73	5.49	28,977	1.03	1.03	1.01	1.01	4.90	947

8.68	7.10	25,885	1.04	1.04	1.00	1.00	4.69	667

8.41	(6.36)	22,925	1.01	1.01	1.00	1.00	3.03	191

10.32	1.29	25,975	1.01	1.01	1.00	1.00	3.45	318

8.94	8.12	10,499	1.16	1.16	1.10	1.10	4.57	1,001

8.73	5.39	10,747	1.13	1.13	1.11	1.11	4.82	947

8.68	6.99	10,822	1.14	1.14	1.10	1.10	4.58	667

8.41	(6.45)	12,498	1.11	1.11	1.10	1.10	2.93	191

10.32	1.19	15,264	1.11	1.11	1.10	1.10	3.75	318

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	7

Statement of Assets and Liabilities	PIMCO Dynamic Bond Portfolio	December 31, 2025

(Amounts in thousands†, except per share amounts)

Assets:

Investments, at value
Investments in securities*	$127,865
Investments in Affiliates	13,107
Financial Derivative Instruments
Exchange-traded or centrally cleared	109
Over the counter	737
Cash	480
Deposits with counterparty	1,723
Foreign currency, at value	352
Receivable for investments sold on a delayed-delivery basis	1
Receivable for TBA investments sold	45,943
Receivable for Portfolio shares sold	21
Interest and/or dividends receivable	877
Dividends receivable from Affiliates	49
Total Assets	191,264

Liabilities:

Borrowings & Other Financing Transactions
Payable for short sales	$1,968
Financial Derivative Instruments
Exchange-traded or centrally cleared	67
Over the counter	633
Payable for investments purchased	1,631
Payable for investments in Affiliates purchased	52
Payable for investments purchased on a delayed-delivery basis	1,690
Payable for TBA investments purchased	92,092
Payable for Portfolio shares redeemed	2
Accrued investment advisory fees	44
Accrued supervisory and administrative fees	24
Accrued distribution fees	3
Accrued servicing fees	4
Foreign capital gains tax payable	14
Total Liabilities	98,224

Commitments and Contingent Liabilities^

Net Assets	$93,040

Net Assets Consist of:

Paid in capital	$92,950
Distributable earnings (accumulated loss)	90

Net Assets	$93,040

Net Assets:

Institutional Class	$50,002
Class M	179
Administrative Class	32,360
Advisor Class	10,499

Shares Issued and Outstanding:

Institutional Class	5,594
Class M	20
Administrative Class	3,620
Advisor Class	1,175

Net Asset Value Per Share Outstanding(a):

Institutional Class	$8.94
Class M	8.94
Administrative Class	8.94
Advisor Class	8.94

Cost of investments in securities	$129,361
Cost of investments in Affiliates	$13,089
Cost of foreign currency held	$352
Proceeds received on short sales	$1,976
Cost or premiums of financial derivative instruments, net	$1,313

* Includes repurchase agreements of:	$13,500

†	A zero balance may reflect actual amounts rounding to less than one thousand.
^	See Note 9, Fees and Expenses, in the Notes to Financial Statements for more information.
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Portfolio.

8	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Statement of Operations	PIMCO Dynamic Bond Portfolio

Year Ended December 31, 2025
(Amounts in thousands†)

Investment Income:

Interest, net of foreign taxes*	$4,283
Dividends	3
Dividends from Investments in Affiliates	756
Total Income	5,042

Expenses:

Investment advisory fees	483
Supervisory and administrative fees	264
Distribution and/or servicing fees - Class M	1
Distribution and/or servicing fees - Administrative Class	43
Distribution and/or servicing fees - Advisor Class	26
Trustee fees	4
Interest expense	56
Miscellaneous expense	1
Total Expenses	878
Waiver and/or Reimbursement by PIMCO	(1)
Net Expenses	877

Net Investment Income (Loss)	4,165

Net Realized Gain (Loss):

Investments in securities	1,522
Investments in Affiliates	(2)
Exchange-traded or centrally cleared financial derivative instruments	401
Over the counter financial derivative instruments	(570)
Short sales	18
Foreign currency	58

Net Realized Gain (Loss)	1,427

Net Change in Unrealized Appreciation (Depreciation):

Investments in securities	2,978
Investments in Affiliates	5
Exchange-traded or centrally cleared financial derivative instruments	(740)
Over the counter financial derivative instruments	(868)
Foreign currency assets and liabilities	(16)

Net Change in Unrealized Appreciation (Depreciation)	1,359

Net Increase (Decrease) in Net Assets Resulting from Operations	$6,951

* Foreign tax withholdings	$17

†	A zero balance may reflect actual amounts rounding to less than one thousand.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	9

Statements of Changes in Net Assets	PIMCO Dynamic Bond Portfolio

(Amounts in thousands†)	Year Ended December 31, 2025	Year Ended December 31, 2024

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$4,165	$4,132
Net realized gain (loss)	1,427	87
Net change in unrealized appreciation (depreciation)	1,359	318

Net Increase (Decrease) in Net Assets Resulting from Operations	6,951	4,537

Distributions to Shareholders:

From net investment income and/or net realized capital gains
Institutional Class	(2,762)	(2,303)
Class M	(9)	(8)
Administrative Class	(1,588)	(1,209)
Advisor Class	(569)	(501)

Total Distributions(a)	(4,928)	(4,021)

Portfolio Share Transactions:

Net increase (decrease) resulting from Portfolio share transactions*	3,313	3,780

Total Increase (Decrease) in Net Assets	5,336	4,296

Net Assets:

Beginning of year	87,704	83,408
End of year	$93,040	$87,704

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

10	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Schedule of Investments	PIMCO Dynamic Bond Portfolio	December 31, 2025

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 137.4%

LOAN PARTICIPATIONS AND ASSIGNMENTS 1.1%

Charter Communications Operating LLC
8.199% (TSFR3M + 2.250%) due 12/15/2031 ~		$182	$	182

INEOS U.S. Finance LLC
7.384% (TSFR1M + 3.250%) due 02/18/2030 ~		100		81

LifePoint Health, Inc.
7.655% (TSFR3M + 3.750%) due 05/19/2031 ~		421		423

MI Windows & Doors LLC
7.831% (TSFR1M + 2.750%) due 03/28/2031 ~		99		99

Modena Buyer LLC
8.090% (TSFR3M + 4.250%) due 07/01/2031 ~		99		99

X Corp.
9.500% due 10/26/2029 ~		100		100

Total Loan Participations and Assignments (Cost $978)				984

CORPORATE BONDS & NOTES 15.4%

BANKING & FINANCE 8.5%

Ally Financial, Inc.
6.848% due 01/03/2030 •		100		106

American Assets Trust LP
3.375% due 02/01/2031		200		182

American Honda Finance Corp.
4.544% due 08/13/2027 •		200		200

Athene Global Funding
3.054% (EUR003M + 1.000%) due 02/23/2027 ~	EUR	100		118

Avolon Holdings Funding Ltd.
2.528% due 11/18/2027		$18		18
4.950% due 01/15/2028		100		101
4.950% due 10/15/2032		200		198

Banca Monte dei Paschi di Siena SpA
7.708% due 01/18/2028 •	EUR	100		128

Barclays PLC
4.375% due 01/12/2026		$300		300
7.437% due 11/02/2033 •		200		229

BGC Group, Inc.
6.150% due 04/02/2030		50		52

Blue Owl Finance LLC
6.250% due 04/18/2034		100		103

BNP Paribas SA
1.904% due 09/30/2028 •		200		193
3.052% due 01/13/2031 •		200		189

BPCE SA
7.003% due 10/19/2034 •		250		279

Cantor Fitzgerald LP
7.200% due 12/12/2028		200		213

CI Financial Corp.
4.625% due 12/12/2031	EUR	100		118

Cooperatieve Rabobank UA
5.500% due 10/05/2026		$300		304

F&G Global Funding
5.875% due 01/16/2030		100		104

Fairfax Financial Holdings Ltd.
4.625% due 04/29/2030		100		100

Ford Motor Credit Co. LLC
5.800% due 03/05/2027		200		203

Goldman Sachs Group, Inc.
3.615% due 03/15/2028 •		100		100
3.691% due 06/05/2028 •		400		398
4.937% due 04/23/2028 •		100		101

ING Groep NV
5.550% due 03/19/2035 •		200		208

Jane Street Group/JSG Finance, Inc.
6.750% due 05/01/2033		100		104

		PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)

JPMorgan Chase & Co.
2.947% due 02/24/2028 •		$200	$	198
5.299% due 07/24/2029 •		200		206

JPMorgan Chase Bank NA
5.110% due 12/08/2026		250		253

Lloyds Banking Group PLC
5.462% due 01/05/2028 •		200		203

Mitsubishi UFJ Financial Group, Inc.
5.242% due 04/19/2029 •		200		206

Morgan Stanley
5.123% due 02/01/2029 •		200		204
5.230% due 01/15/2031 •		200		206

Nationwide Building Society
4.302% due 03/08/2029 •		500		501

NatWest Group PLC
4.892% due 05/18/2029 •		200		204

Santander U.K. Group Holdings PLC
4.320% due 09/22/2029 •		200		200

Sumitomo Mitsui Financial Group, Inc.
5.454% due 01/15/2032		200		209

UBS Group AG
6.327% due 12/22/2027 •		250		255

VICI Properties LP
4.950% due 02/15/2030		200		202

Wells Fargo & Co.
1.000% due 02/02/2027	EUR	100		116
3.584% due 05/22/2028 •		$200		199

Wells Fargo Bank NA
5.254% due 12/11/2026		200		202

				7,913

INDUSTRIALS 5.6%

AbbVie, Inc.
4.950% due 03/15/2031		200		207

Alaska Airlines Pass-Through Trust
4.800% due 02/15/2029		182		184

American Airlines Pass-Through Trust
3.000% due 04/15/2030		229		222

Ashtead Capital, Inc.
5.950% due 10/15/2033		200		212

Beignet Investor LLC
6.581% due 05/30/2049		950		1,004

Boeing Co.
6.298% due 05/01/2029		100		106

Broadcom, Inc.
5.050% due 04/15/2030		200		206

Flora Food Management BV
6.875% due 07/02/2029	EUR	100		117

Flutter Treasury DAC
6.125% due 06/04/2031	GBP	100		136

Frontier Communications Holdings LLC
8.750% due 05/15/2030		$100		104

Hilton Domestic Operating Co., Inc.
3.750% due 05/01/2029		100		97

Hyundai Capital America
4.900% due 06/23/2028		200		203

International Distribution Services PLC
7.375% due 09/14/2030	GBP	100		145

Intralot Capital Luxembourg SA
6.750% due 10/15/2031	EUR	100		117

Las Vegas Sands Corp.
5.625% due 06/15/2028		$100		103

Nissan Motor Co. Ltd.
4.345% due 09/17/2027		500		494

Petroleos Mexicanos
5.950% due 01/28/2031		100		97

T-Mobile USA, Inc.
3.875% due 04/15/2030		300		295

Thames Water Super Senior Issuer PLC
9.750% due 10/10/2027	GBP	10		16

		PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)

United Airlines Pass-Through Trust
5.875% due 04/15/2029		$34	$	35

United Airlines, Inc.
4.625% due 04/15/2029		300		299

Venture Global Calcasieu Pass LLC
3.875% due 11/01/2033		100		86

Viper Energy Partners LLC
4.900% due 08/01/2030		50		51
5.700% due 08/01/2035		100		102

Virgin Media Secured Finance PLC
5.250% due 05/15/2029	GBP	100		131

Vmed O2 U.K. Financing I PLC
7.750% due 04/15/2032		$200		209

Volkswagen Group of America Finance LLC
5.050% due 03/27/2028		200		203

				5,181

UTILITIES 1.3%

BP Capital Markets BV
3.360% due 09/12/2031	EUR	200		237

Dominion Energy, Inc.
5.000% due 06/15/2030		$50		51

Edison International
6.250% due 03/15/2030		100		105

EPH Financing International AS
6.651% due 11/13/2028	EUR	100		127

Georgia Power Co.
4.700% due 05/15/2032		$100		101

Pacific Gas & Electric Co.
3.150% due 01/01/2026		200		200
4.200% due 03/01/2029		200		199
6.150% due 01/15/2033		100		106

Southern California Gas Co.
2.950% due 04/15/2027		100		99

				1,225

Total Corporate Bonds & Notes (Cost $14,004)				14,319

MUNICIPAL BONDS & NOTES 0.1%

WEST VIRGINIA 0.1%

Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
0.000% due 06/01/2047 (d)		1,000		97

Total Municipal Bonds & Notes (Cost $140)				97

U.S. GOVERNMENT AGENCIES 53.2%

Federal Home Loan Mortgage Corp.
5.000% due 02/01/2053		322		323
6.000% due 04/01/2055		555		580

Federal Home Loan Mortgage Corp. REMICS
2.000% due 01/25/2051 (a)		891		93
2.052% due 07/15/2047 •(a)		323		37

Government National Mortgage Association REMICS
4.000% due 11/20/2050 - 03/20/2051 •		198		184

Government National Mortgage Association, TBA
5.000% due 01/01/2056		4,400		4,391
6.000% due 02/01/2056		3,700		3,768

Uniform Mortgage-Backed Security, TBA
3.000% due 02/01/2056		2,500		2,210
3.500% due 02/01/2056		2,100		1,935
4.000% due 02/01/2056		4,300		4,077
4.500% due 02/01/2056		3,700		3,609
5.000% due 02/01/2056		13,100		13,052
5.500% due 02/01/2056		2,600		2,634
6.000% due 02/01/2056		10,500		10,776
6.500% due 02/01/2056		1,800		1,871

Total U.S. Government Agencies (Cost $49,534)				49,540

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	11

Schedule of Investments	PIMCO Dynamic Bond Portfolio	(Cont.)

		PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
U.S. TREASURY OBLIGATIONS 10.7%

U.S. Treasury Inflation Protected Securities (f)
2.375% due 01/15/2027		$16	$	16
0.625% due 07/15/2032		1,793		1,683
1.125% due 01/15/2033		1,858		1,784
1.750% due 01/15/2034		424		421
1.875% due 07/15/2034		1,868		1,876

U.S. Treasury Notes
0.500% due 02/28/2026 (i)(k)		1,000		995
4.250% due 11/15/2034		3,100		3,133

Total U.S. Treasury Obligations (Cost $9,798)				9,908

NON-AGENCY MORTGAGE-BACKED SECURITIES 5.5%

American Home Mortgage Assets Trust
4.266% due 06/25/2037 •		273		266

Banc of America Funding Trust
4.168% due 02/20/2047 •		228		221
4.228% due 07/20/2036 •		146		146

Banc of America Mortgage Trust
5.316% due 06/25/2035 ~		17		15

BCAP LLC Trust
5.250% due 06/26/2036		305		105

Bear Stearns ARM Trust
3.991% due 11/25/2034 ~		239		212
6.582% due 01/25/2035 ~		2		2

CBA Commercial Small Balance Commercial Mortgage
4.346% due 06/25/2038 •		306		248

CHL Mortgage Pass-Through Trust
4.185% due 02/20/2036 ~		126		116

Countrywide Alternative Loan Trust
4.028% due 02/20/2047 •		118		97
5.500% due 04/25/2035		402		276
6.000% due 02/25/2037		274		106
6.500% due 11/25/2037		371		160

Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
4.506% due 08/25/2037 •		232		185

DSLA Mortgage Loan Trust
4.036% due 10/19/2036 •		258		238

First Horizon Alternative Mortgage Securities Trust
4.145% due 01/25/2036 ~		91		43
5.005% due 06/25/2036 ~		59		46
5.695% due 06/25/2034 ~		34		34

First Horizon Mortgage Pass-Through Trust
4.531% due 11/25/2037 ~		350		134

GSMPS Mortgage Loan Trust
8.000% due 01/25/2035		185		192

HarborView Mortgage Loan Trust
4.666% due 11/19/2034 •		13		12

IndyMac INDX Mortgage Loan Trust
3.378% due 08/25/2037 ~		162		113
4.855% due 10/25/2034 ~		10		10

Lehman XS Trust
4.296% due 08/25/2046 •		169		178

Mortgage Equity Conversion Asset Trust
4.020% due 05/25/2042 •		98		91

New Residential Mortgage Loan Trust
4.500% due 05/25/2058 ~		126		124

Project Cashmere
4.543% due 12/30/2057 «(b)	AUD	1,400		934

RALI Trust
6.163% due 09/25/2037 ~		$512		338

Thornburg Mortgage Securities Trust
5.096% due 06/25/2037 •		11		10
5.413% due 06/25/2037 •		103		89

Towd Point Mortgage Trust
2.900% due 10/25/2059 ~		264		255

WaMu Mortgage Pass-Through Certificates Trust
4.306% due 04/25/2045 •		14		13

Washington Mutual Mortgage Pass-Through Certificates Trust
5.296% due 09/25/2035 •		162		142

Total Non-Agency Mortgage-Backed Securities (Cost $5,955)				5,151

		PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
ASSET-BACKED SECURITIES 10.8%

CMBS OTHER 0.2%

Arbor Realty Commercial Real Estate Notes Ltd.
5.215% due 11/15/2036 •		$109	$	110

MF1 Ltd.
4.929% due 10/16/2036 •		61		61

				171

HOME EQUITY OTHER 3.9%

Countrywide Asset-Backed Certificates Trust
4.106% due 12/25/2036 •		181		170
4.126% due 06/25/2047 •		271		249
4.266% due 05/25/2047 •		868		830
4.366% due 07/25/2036 þ		198		190

GSAA Home Equity Trust
5.985% due 06/25/2036 ~		846		186

GSAMP Trust
4.246% due 11/25/2036 •		658		309

HSI Asset Securitization Corp. Trust
4.066% due 12/25/2036 •		1,664		407
4.286% due 12/25/2036 •		468		109

Morgan Stanley ABS Capital I, Inc. Trust
3.986% due 11/25/2036 •		127		61
3.996% due 10/25/2036 •		313		164
4.096% due 07/25/2036 •		198		180
4.146% due 07/25/2036 •		572		208

Morgan Stanley Capital I, Inc. Trust
4.206% due 03/25/2036 •		10		8
4.426% due 01/25/2036 •		82		80

Nomura Home Equity Loan, Inc. Home Equity Loan Trust
4.646% due 02/25/2037 •		1,703		458

Securitized Asset-Backed Receivables LLC Trust
4.611% due 02/25/2034 •		50		50

				3,659

WHOLE LOAN COLLATERAL 0.3%

Securitized Asset-Backed Receivables LLC Trust
4.506% due 08/25/2035 •		282		220

OTHER ABS 6.4%

ARES XLIV CLO Ltd.
5.035% due 04/15/2034 •		500		500

Belle Haven ABS CDO Ltd.
7.360% due 11/03/2044 •		475		124

Invesco CLO Ltd.
5.034% due 07/20/2035 •		500		500

KKR CLO 12 Ltd.
5.301% due 10/15/2030 •		19		19

KKR CLO 36 Ltd.
5.055% due 10/15/2034 •		500		500

Marble Point CLO XXII Ltd.
5.078% due 07/25/2034 •		500		501

Northwoods Capital 25 Ltd.
5.004% due 07/20/2034 •		500		499

Palmer Square European Loan Funding DAC
3.047% due 07/15/2035 •	EUR	500		588

Rockford Tower CLO Ltd.
5.084% due 07/20/2035 •		$500		500

Romark CLO - IV Ltd.
5.067% due 07/10/2034 •		500		500

Sierra Madre Funding Ltd.
4.278% due 09/07/2039 •		209		115
4.298% due 09/07/2039 •		1,123		620

Symphony CLO XXXII Ltd.
5.419% due 10/23/2035		500		500

Triaxx Prime CDO Ltd.
4.590% due 10/02/2039 •		56		1

Wind River CLO Ltd.
4.994% due 07/20/2034 •		500		500

				5,967

Total Asset-Backed Securities (Cost $12,466)				10,017

		PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
SOVEREIGN ISSUES 19.2%

Bonos de la Tesoreria de la Republica en pesos
4.700% due 09/01/2030	CLP	20,000	$	22
5.000% due 03/01/2035		10,000		11
5.800% due 10/01/2029		45,000		51
6.000% due 04/01/2033		15,000		17

Brazil Letras do Tesouro Nacional
0.000% due 04/01/2026 (d)	BRL	18,300		3,230

Colombia TES
1.000% due 09/18/2030	COP	2,216,300		482
1.000% due 01/24/2035		2,484,700		612
2.250% due 04/18/2029 (f)		198,566		46
6.500% due 01/22/2031 (f)		3,177,054		838
11.000% due 08/22/2029		1,616,300		405
11.750% due 01/24/2035		2,664,900		657
12.750% due 11/28/2040		668,400		174
13.250% due 02/09/2033		554,000		149

Dominican Republic International Bonds
10.750% due 06/01/2036	DOP	11,900		205

Egypt Government Bonds
21.954% due 03/04/2028	EGP	6,700		141

Israel Government International Bonds
5.375% due 03/12/2029		$400		412

Japan Government Forty Year Bonds
2.200% due 03/20/2064	JPY	49,000		228

Japan Government Thirty Year Bonds
2.300% due 12/20/2054		60,000		308

Japan Government Twenty Year Bonds
2.000% due 12/20/2044		100,000		556

Mexico Government International Bonds
6.350% due 02/09/2035		$200		210

Peru Government Bonds
6.850% due 08/12/2035	PEN	100		32
7.300% due 08/12/2033		2,900		985

Peru Government International Bonds
5.400% due 08/12/2034		1,400		416
6.150% due 08/12/2032		4,600		1,477
6.900% due 08/12/2037		1,400		436
6.950% due 08/12/2031		4,721		1,561

Republic of South Africa Government Bonds
7.000% due 02/28/2031	ZAR	21,800		1,288
8.000% due 01/31/2030		11,500		710
8.250% due 03/31/2032		3,500		217
8.500% due 01/31/2037		9,100		546
8.875% due 02/28/2035		7,400		466
9.000% due 01/31/2040		8,200		497

Republic of South Africa Government International Bonds
4.850% due 09/30/2029		$200		200

Romania Government International Bonds
1.750% due 07/13/2030	EUR	100		106

Turkiye Government International Bonds
7.625% due 05/15/2034		$200		218

Total Sovereign Issues (Cost $16,562)				17,909

		SHARES
PREFERRED SECURITIES 0.0%

BANKING & FINANCE 0.0%

Nationwide Building Society
10.250% ~		250		44

Total Preferred Securities (Cost $53)				44

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 21.4%

COMMERCIAL PAPER 1.7%

Air Lease Corp.
4.180% due 01/07/2026		$250		250

Bacardi-Martini BV
4.350% due 02/05/2026		300		299

12	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

December 31, 2025

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)

Conagra Brands, Inc.
4.100% due 01/13/2026	$250	$	249

Edison International
4.550% due 01/07/2026	250		250

HCA, Inc.
4.120% due 02/12/2026	250		249

Keurig Dr. Pepper, Inc.
4.240% due 01/09/2026	250		250

			1,547

REPURCHASE AGREEMENTS (g) 14.5%
			13,500

SHORT-TERM NOTES 2.6%

Federal Home Loan Bank Discount Notes
3.710% due 01/28/2026 (d)(e)	1,100		1,097
3.870% due 01/16/2026 (d)(e)	1,300		1,298

			2,395

		PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
NIGERIA TREASURY BILLS 0.3%
31.362% due 06/11/2026 - 06/29/2026 (c)(d)	NGN	511,168	$	321

U.S. TREASURY BILLS 2.3%
3.798% due 01/02/2026 - 02/12/2026 (c)(d)		$2,137		2,133

Total Short-Term Instruments (Cost $19,871)				19,896

Total Investments in Securities (Cost $129,361)				127,865

	SHARES		MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 14.1%

SHORT-TERM INSTRUMENTS 14.1%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 14.1%

PIMCO Short-Term Floating NAV Portfolio III	1,345,562		13,107

Total Short-Term Instruments (Cost $13,089)			13,107

Total Investments in Affiliates (Cost $13,089)			13,107

Total Investments 151.5% (Cost $142,450)		$	140,972

Financial Derivative Instruments (h)(j) 0.2% (Cost or Premiums, net $1,313)			146

Other Assets and Liabilities, net (51.7)%			(48,078)

Net Assets 100.0%		$	93,040

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only (“IO”) or IO Strip.
(b)	When-issued security.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Zero coupon security.
(e)	Coupon represents a yield to maturity.
(f)	Principal amount of security is adjusted for inflation.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(g) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
DEU	3.870%	12/31/2025	01/05/2026	$13,500	U.S. Treasury Inflation Protected Securities 0.125% due 07/15/2030	$(13,752)	$13,500	$13,503

Total Repurchase Agreements						$(13,752)	$13,500	$13,503

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (4.1)%
Government National Mortgage Association, TBA	4.000%	01/01/2056	$200	$(190)	$(189)
Uniform Mortgage-Backed Security, TBA	2.000	01/01/2056	2,200	(1,786)	(1,779)

Total Short Sales (4.1)%				$(1,976)	$(1,968)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	13

Schedule of Investments	PIMCO Dynamic Bond Portfolio	(Cont.)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of December 31, 2025:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
DEU	$13,503	$0	$0	$13,503	$(13,752)	$(249)

Total Borrowings and Other Financing Transactions	$13,503	$0	$0

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

The average amount of borrowings outstanding during the period ended December 31, 2025 was $(5) at a weighted average interest rate of 4.168%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(h) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

WRITTEN OPTIONS:

FUTURE STYLED OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOE U.S. Treasury 10-Year Note February Futures	$ 111.500	01/23/2026	6	$6	$(1)	$(1)
Put - CBOE U.S. Treasury 10-Year Note February Futures	112.000	01/23/2026	1	1	0	0
Call - CBOE U.S. Treasury 10-Year Note February Futures	113.500	01/23/2026	7	7	(1)	(1)
Put - EUREX Euro-Bund January 2026 Futures	EUR 127.500	01/23/2026	1	1	(1)	(1)
Call - EUREX Euro-Bund January 2026 Futures	130.500	01/23/2026	1	1	(1)	0

Total Written Options					$(4)	$(3)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
3-Month SOFR Active Contract December Futures	03/2026	10	$2,408	$(8)	$0	$0
3-Month SOFR Active Contract June Futures	09/2026	10	2,417	(1)	0	(1)
3-Month SOFR Active Contract March Futures	06/2026	10	2,412	(6)	0	0
Canada Government 10-Year Bond March Futures	03/2026	8	705	(6)	0	(2)
Long Guilt March Futures	03/2026	6	739	5	2	(1)
U.S. Treasury 2-Year Note March Futures	03/2026	146	30,483	6	0	(10)
U.S. Treasury 5-Year Note March Futures	03/2026	234	25,577	(2)	0	(27)
U.S. Treasury 10-Year Note March Futures	03/2026	28	3,148	(6)	0	(5)

				$(18)	$2	$(46)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Euro-Bobl March Futures	03/2026	5	$(683)	$5	$0	$0
Euro-Bund March Futures	03/2026	7	(1,049)	15	2	0
Euro-Schatz March Futures	03/2026	6	(753)	1	0	0
Japan Government 10-Year Bond March Futures	03/2026	4	(3,381)	23	7	0
U.S. Treasury Long-Term Bond March Futures	03/2026	5	(578)	3	1	0
U.S. Treasury Ultra Long-Term Bond March Futures	03/2026	18	(2,124)	33	7	0
U.S. Ultra Treasury 10-Year Note March Futures	03/2026	163	(18,748)	46	31	0

				$126	$48	$0

Total Futures Contracts				$108	$50	$(46)

14	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

December 31, 2025

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2025(3)	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
										Asset	Liability
AT&T, Inc.	1.000%	Quarterly	06/20/2026	0.246%	$	100	$2	$(1)	$1	$0	$0
General Electric Co.	1.000	Quarterly	06/20/2026	0.051		400	4	(3)	1	0	0
Goldman Sachs Group, Inc.	1.000	Quarterly	06/20/2026	0.252		50	0	0	0	0	0
Lloyds Banking Group PLC	1.000	Quarterly	12/20/2030	0.993	EUR	100	0	0	0	0	0

							$6	$(4)	$2	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - BUY PROTECTION(2)

Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
									Asset	Liability
CDX.HY-41 5-Year Index	(5.000)%	Quarterly	12/20/2028	$	1,059	$(62)	$(18)	$(80)	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
									Asset	Liability
CDX.IG-45 5-Year Index	1.000%	Quarterly	12/20/2030	$	10,100	$225	$7	$232	$0	$0

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day GBP-SONIO Compounded-OIS	3.750%	Annual	09/17/2030	GBP	4,700	$(24)	$50	$26	$5	$0
Receive(6)	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	03/18/2028	JPY	720,000	15	7	22	3	0
Receive	1-Day USD-SOFR Compounded-OIS	4.100	Annual	02/10/2026	$	9,000	10	4	14	0	0
Receive	1-Day USD-SOFR Compounded-OIS	2.250	Semi-Annual	06/20/2028		4,790	166	(11)	155	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029		910	2	(14)	(12)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.545	Annual	10/31/2030		200	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.582	Annual	10/31/2030		2,400	0	(13)	(13)	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.589	Annual	10/31/2030		5,000	0	(28)	(28)	8	0
Receive	1-Day USD-SOFR Compounded-OIS	3.595	Annual	10/31/2030		1,600	0	(9)	(9)	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.601	Annual	10/31/2030		1,400	0	(9)	(9)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.623	Annual	10/31/2030		400	0	(3)	(3)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.664	Annual	10/31/2030		300	0	(3)	(3)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.677	Annual	10/31/2030		200	0	(2)	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.689	Annual	10/31/2030		1,100	0	(11)	(11)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.691	Annual	10/31/2030		500	0	(5)	(5)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.722	Annual	10/31/2030		1,100	0	(13)	(13)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.735	Annual	10/31/2030		700	0	(9)	(9)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.739	Annual	10/31/2030		300	0	(4)	(4)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2031		1,400	(1)	(15)	(16)	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	05/15/2032		3,700	(1)	(36)	(37)	7	0
Receive	1-Day USD-SOFR Compounded-OIS	3.890	Annual	03/03/2035		50	0	0	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.908	Annual	03/04/2035		100	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.874	Annual	03/05/2035		100	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.899	Annual	03/11/2035		100	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.905	Annual	03/12/2035		100	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.975	Annual	03/21/2035		100	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.930	Annual	03/24/2035		50	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.551	Annual	09/17/2035		100	0	2	2	0	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.800	Annual	07/14/2044		100	0	5	5	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2045		300	10	7	17	1	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	12/21/2052		700	146	133	279	2	0
Receive	1-Day USD-SOFR Compounded-OIS	1.999	Annual	07/03/2053		60	3	19	22	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.842	Annual	09/19/2053		200	66	13	79	1	0
Receive	1-Day USD-SOFR Compounded-OIS	1.874	Annual	09/19/2053		300	97	20	117	1	0
Receive	1-Day USD-SOFR Compounded-OIS	2.060	Semi-Annual	10/27/2053		100	6	34	40	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2055		1,400	198	30	228	4	0
Pay	1-Year BRL-CDI	10.768	Maturity	01/04/2027	BRL	9,800	0	(94)	(94)	0	0
Pay	1-Year BRL-CDI	13.268	Maturity	01/02/2029		5,200	0	2	2	0	0
Pay	1-Year BRL-CDI	13.354	Maturity	01/02/2029		32,400	7	(18)	(11)	0	0

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	15

Schedule of Investments	PIMCO Dynamic Bond Portfolio	(Cont.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	3-Month COP-IBR Compounded-OIS	8.500%	Quarterly	04/28/2028	COP	2,739,300	$0	$36	$36	$0	0
Receive	3-Month COP-IBR Compounded-OIS	8.750	Quarterly	09/18/2030		1,728,700	0	34	34	0	(1)
Pay	3-Month COP-IBR Compounded-OIS	9.650	Quarterly	12/17/2030		10,000	0	0	0	0	0
Pay	3-Month COP-IBR Compounded-OIS	9.725	Quarterly	12/17/2030		4,900	0	0	0	0	0
Pay	3-Month COP-IBR Compounded-OIS	9.788	Quarterly	12/17/2030		9,800	0	0	0	0	0
Pay	3-Month COP-IBR Compounded-OIS	9.655	Quarterly	01/24/2035		90,000	0	(2)	(2)	0	0
Pay	3-Month COP-IBR Compounded-OIS	9.820	Quarterly	01/24/2035		412,500	0	(6)	(6)	0	0
Receive(6)	3-Month PLN-WIBOR	4.723	Annual	12/01/2035	PLN	410	0	0	0	0	0
Receive(6)	3-Month PLN-WIBOR	4.685	Annual	12/02/2035		100	0	0	0	0	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/18/2034	AUD	6,300	46	(100)	(54)	0	(7)
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	06/18/2035		5,850	90	(168)	(78)	0	(8)
Pay(6)	6-Month CZK-PRIBOR	4.523	Annual	12/01/2035	CZK	2,360	0	0	0	0	0
Pay(6)	6-Month CZK-PRIBOR	4.485	Annual	12/02/2035		500	0	0	0	0	0
Pay	6-Month EUR-EURIBOR	0.700	Annual	04/11/2027	EUR	100	(1)	(1)	(2)	0	0
Pay	6-Month EUR-EURIBOR	0.650	Annual	04/12/2027		200	(1)	(3)	(4)	0	0
Pay	6-Month EUR-EURIBOR	0.650	Annual	05/11/2027		200	(2)	(3)	(5)	0	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/18/2027		100	0	(1)	(1)	0	0
Pay(6)	6-Month EUR-EURIBOR	2.500	Annual	03/18/2031		470	2	(5)	(3)	0	0
Pay	6-Month EUR-EURIBOR	2.415	Annual	07/09/2035		1,700	0	(36)	(36)	0	(2)
Receive(6)	6-Month EUR-EURIBOR	2.750	Annual	03/18/2036		600	1	12	13	1	0
Receive	CAONREPO	3.500	Semi-Annual	06/01/2032	CAD	1,000	(14)	(12)	(26)	1	0

							$821	$(233)	$588	$59	$(18)

Total Swap Agreements							$990	$(248)	$742	$59	$(18)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of December 31, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value		Variation Margin Liability				Total
	Purchased Options	Futures	Swap Agreements		Written Options		Futures		Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$50	$59	$109		$(3)		$(46)		$(18)		$(67)

(i)

Securities with an aggregate market value of $477 and cash of $1,723 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2025. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

16	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

December 31, 2025

(j) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	01/2026		$98	JPY	15,195	$0	$(1)

BOA	01/2026	BRL	695		$126	0	(1)
	01/2026	COP	68,247		18	0	0
	01/2026	EUR	96		113	0	0
	01/2026	KRW	45,348		31	0	0
	01/2026	PLN	220		60	0	(1)
	01/2026	THB	649		20	0	(1)
	01/2026	TWD	527		17	1	0
	01/2026		$128	BRL	695	0	(1)
	01/2026		110	PLN	403	2	0
	01/2026		12	TWD	377	0	0
	02/2026	COP	4		$0	0	0
	02/2026	ILS	204		64	0	0
	03/2026	COP	24,184		6	0	0
	03/2026	PEN	1,249		371	0	0
	08/2026		$52	ZAR	945	4	0

BPS	01/2026	AUD	268		$174	0	(5)
	01/2026	CHF	24		30	0	0
	01/2026	CNH	1,507		214	0	(2)
	01/2026	GBP	64		87	0	0
	01/2026	ILS	481		148	0	(3)
	01/2026	INR	4,508		50	0	0
	01/2026	JPY	17,800		115	1	0
	01/2026	NZD	324		184	0	(2)
	01/2026	PLN	263		72	0	(1)
	01/2026	TWD	2,329		76	2	0
	01/2026		$248	CNH	1,737	1	0
	01/2026		30	INR	2,710	0	0
	01/2026		152	PLN	550	1	0
	01/2026		552	TWD	17,314	1	(2)
	01/2026		200	ZAR	3,334	1	0
	01/2026	ZAR	1,430		$86	0	(1)
	02/2026	COP	33,297		9	0	0
	02/2026		$66	INR	5,936	0	0
	02/2026		144	TWD	4,526	0	0
	04/2026	BRL	2,700		$473	0	(10)

BRC	01/2026	EUR	69		80	0	(1)
	01/2026	ILS	97		30	0	0
	01/2026		$31	PLN	113	0	0
	01/2026		339	TRY	15,299	12	0
	01/2026	ZAR	6,530		$377	0	(17)
	02/2026	ILS	79		24	0	0
	02/2026		$435	TRY	19,787	11	0
	03/2026	CZK	201		$10	0	0
	03/2026		$205	MXN	3,792	4	0
	03/2026		896	TRY	40,815	13	0
	08/2026		26	ZAR	458	1	0

BSH	01/2026	BRL	692		$125	0	(2)
	01/2026	CLP	44,389		47	0	(2)
	01/2026	JPY	1,303		8	0	0
	01/2026	PEN	2,042		578	0	(29)
	01/2026		$126	BRL	692	1	0
	01/2026		120	PEN	425	7	0
	02/2026	PEN	1,045		$299	0	(12)
	02/2026		$125	BRL	697	2	0
	03/2026	PEN	666		$191	0	(7)
	04/2026	BRL	5,100		898	1	(14)
	05/2026	PEN	1,196		351	0	(3)
	06/2026		$126	PEN	428	0	0

CBK	01/2026	AUD	132		$88	0	0
	01/2026	COP	1,281,369		331	1	(5)
	01/2026	NZD	104		60	0	0
	01/2026	PEN	1,668		467	0	(29)
	01/2026	SEK	225		24	0	(1)
	01/2026	TWD	11,451		377	13	0

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	17

Schedule of Investments	PIMCO Dynamic Bond Portfolio	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	01/2026		$233	AUD	352	$2	$0
	01/2026		159	CNH	1,112	0	0
	01/2026		25	COP	94,225	0	0
	01/2026		1,228	INR	109,677	1	(12)
	01/2026		46	PEN	154	0	0
	01/2026		20	PLN	72	0	0
	01/2026		2	THB	67	0	0
	01/2026		114	TWD	3,571	0	(1)
	01/2026		195	ZAR	3,307	4	0
	02/2026	COP	6,101,948		$1,569	0	(18)
	02/2026	ILS	160		50	0	0
	02/2026	PEN	2,499		720	0	(22)
	02/2026		$4	TWD	121	0	0
	03/2026	CLP	31,410		$34	0	(1)
	03/2026	COP	186,442		49	1	0
	03/2026	PEN	4,677		1,358	0	(30)
	03/2026		$3	COP	11,446	0	0
	04/2026	COP	79,585		$21	0	0
	05/2026	PEN	2,646		746	0	(37)
DUB	01/2026	ILS	132		41	0	0
	01/2026	KRW	60,266		41	0	(1)
	01/2026	NZD	87		50	0	0
	01/2026		$84	ILS	268	0	0
	01/2026		393	INR	35,026	0	(5)
	01/2026		149	KRW	218,969	3	0

	01/2026		85	ZAR	1,427	1	0
	01/2026	ZAR	11,637		$668	0	(34)
	02/2026	ILS	268		84	0	0
	02/2026		$5	TWD	164	0	0
FAR	01/2026	AUD	547		$355	0	(10)
	01/2026	CHF	24		30	0	0
	01/2026	CNH	751		107	0	(1)
	01/2026	GBP	157		206	0	(5)
	01/2026	NZD	274		157	0	(1)
	01/2026	PEN	195		57	0	(1)
	01/2026	SGD	138		107	0	(1)
	01/2026		$44	ILS	143	0	0
	01/2026		1,304	MXN	24,183	36	0
	01/2026		480	PEN	1,619	1	0
	01/2026		215	PLN	784	4	0
	01/2026	ZAR	11,364		$661	0	(24)
	02/2026	ILS	143		45	0	0
	03/2026	PEN	155		46	0	0
	06/2026		1,628		481	0	(1)

GLM	01/2026	DOP	1,669		27	1	0
	01/2026	ILS	73		23	0	0
	01/2026		$95	CHF	76	1	0
	01/2026		110	CNH	778	1	0
	01/2026		180	PLN	658	3	0
	01/2026		24	THB	756	0	0
	01/2026	ZAR	6,001		$348	0	(14)
	02/2026		$82	MXN	1,529	2	0
	02/2026		104	TRY	4,721	3	0
	03/2026	BRL	57		$10	0	0
	03/2026	COP	28,159		7	0	0
	03/2026	DOP	519		8	0	0
	03/2026		$1,902	BRL	10,538	0	(4)
	04/2026	BRL	10,500		$1,851	5	(31)
	04/2026		$269	MXN	4,951	3	0

JPM	01/2026	CNH	3,127		$444	0	(5)
	01/2026	ILS	748		229	0	(6)
	01/2026	INR	4,420		50	1	0
	01/2026	KRW	161,528		113	1	0
	01/2026	NZD	155		90	1	0
	01/2026	PLN	477		130	0	(3)
	01/2026		$140	CNH	985	1	0
	01/2026		160	INR	14,254	0	(2)
	01/2026		153	PLN	565	4	0
	01/2026	ZAR	3,097		$181	0	(6)
	02/2026	COP	4		0	0	0

18	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

December 31, 2025

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	02/2026		$113	KRW	161,316	$0	$(1)
	02/2026		146	MXN	2,700	4	0
	03/2026	COP	8		$0	0	0
	04/2026		$83	MXN	1,521	1	0

MBC	01/2026	AUD	116		$76	0	(1)
	01/2026	CAD	1,387		986	0	(26)
	01/2026	CHF	32		40	0	0
	01/2026	GBP	47		63	0	0
	01/2026	JPY	28,700		185	1	0
	01/2026	NZD	104		60	0	0
	01/2026	SGD	2,250		1,734	0	(17)
	01/2026		$187	GBP	140	1	0
	01/2026		18	INR	1,647	0	0
	01/2026		40	PLN	147	1	0
	01/2026		18	TWD	581	0	0
	02/2026		38	MXN	702	1	0
	03/2026		37		682	1	0
	04/2026		65		1,197	1	0

MYI	01/2026		1	JPY	84	0	0
	02/2026	ILS	290		$90	0	(1)
	04/2026		$67	MXN	1,222	0	0

NGF	01/2026	KRW	98,794		$68	0	(1)
	01/2026		$100	KRW	146,877	2	0
	03/2026		92	TRY	4,205	1	0

SCX	01/2026	CNH	1,498		$213	0	(2)
	01/2026	INR	907		10	0	0
	01/2026	JPY	952		6	0	0
	01/2026	TWD	27,591		912	34	0
	01/2026		$20	INR	1,780	0	0

SOG	01/2026	EUR	1,034		$1,197	0	(19)
	01/2026	JPY	3,780		24	0	0
	01/2026		$450	PEN	1,516	1	0
	02/2026		38	MXN	702	1	0
	03/2026	MXN	84		$4	0	0
	03/2026	PEN	1,521		450	0	(1)

UAG	01/2026	CHF	120		$150	0	(2)
	01/2026	PLN	220		60	0	(1)
	01/2026		$183	PLN	664	2	0
	01/2026	ZAR	11,400		$655	0	(32)
	02/2026		$37	MXN	686	1	0

Total Forward Foreign Currency Contracts						$213	$(533)

PURCHASED OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Put - OTC USD versus BRL	BRL	5.350	02/04/2026	347	$5	$1
	Put - OTC USD versus KRW	KRW	1,419.000	02/12/2026	300	2	2
	Put - OTC USD versus ZAR	ZAR	18.000	08/19/2026	521	25	42

BRC	Put - OTC USD versus KRW	KRW	1,423.000	02/12/2026	100	1	1

						$33	$46

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.470%	06/04/2035	300	$27	$21
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.470	06/04/2035	300	27	26
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.255	08/16/2039	1,000	96	62
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.255	08/16/2039	1,000	96	125

DUB	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.757	09/18/2026	11,800	9	6

JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.808	07/31/2034	500	44	26
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.808	07/31/2034	500	44	52

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	19

Schedule of Investments	PIMCO Dynamic Bond Portfolio	(Cont.)

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.757%	09/18/2026	10,200	$8	$5
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.800	07/12/2034	1,000	86	51
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.800	07/12/2034	1,000	86	104

							$523	$478

Total Purchased Options							$556	$524

WRITTEN OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Put - OTC USD versus BRL	BRL	5.120	02/04/2026	347	$(1)	$0
	Call - OTC USD versus BRL		5.640	02/04/2026	347	(3)	(3)
	Put - OTC USD versus KRW	KRW	1,383.000	02/12/2026	300	(1)	(1)
	Put - OTC USD versus ZAR	ZAR	17.000	08/19/2026	1,042	(25)	(39)

BRC	Put - OTC USD versus KRW	KRW	1,385.000	02/12/2026	100	0	0

						$(30)	$(43)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BPS	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.551%	01/05/2026	100	$0	$0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.831	01/05/2026	100	0	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.622	01/29/2026	200	0	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.882	01/29/2026	200	0	(1)

FAR	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.580	01/05/2026	200	(1)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.860	01/05/2026	200	(1)	0

GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.548	01/02/2026	400	(1)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.848	01/02/2026	400	(1)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.578	01/12/2026	200	0	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.878	01/12/2026	200	0	0

MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.625	01/08/2026	100	0	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.925	01/08/2026	100	0	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.639	01/12/2026	200	(1)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.919	01/12/2026	200	(1)	0

NGF	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.498	01/05/2026	200	0	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.798	01/05/2026	200	0	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.639	01/12/2026	200	(1)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.919	01/12/2026	200	(1)	0

							$(8)	$(2)

Total Written Options							$(38)	$(45)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(4)
								Asset	Liability
BRC	ABX.HE.AAA.6-2 Index «	0.110%	Monthly	05/25/2046	$317	$(88)	$63	$0	$(25)
MYC	ABX.HE.AAA.6-2 Index «	0.110	Monthly	05/25/2046	376	(103)	73	0	(30)

Total Swap Agreements						$(191)	$136	$0	$(55)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of December 31, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(5)
AZD	$0	$0	$0	$0	$(1)	$0	$0	$(1)	$(1)	$0	$(1)
BOA	7	279	0	286	(4)	(43)	0	(47)	239	0	239

20	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

December 31, 2025

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(5)
BPS	$7	$0	$0	$7	$(26)	$(1)	$0	$(27)	$(20)	$0	$(20)
BRC	41	1	0	42	(18)	0	(25)	(43)	(1)	0	(1)
BSH	11	0	0	11	(69)	0	0	(69)	(58)	0	(58)
CBK	22	0	0	22	(156)	0	0	(156)	(134)	0	(134)
DUB	4	6	0	10	(40)	0	0	(40)	(30)	0	(30)
FAR	41	0	0	41	(44)	0	0	(44)	(3)	0	(3)
GLM	19	0	0	19	(49)	0	0	(49)	(30)	0	(30)
JPM	13	78	0	91	(23)	0	0	(23)	68	0	68
MBC	6	0	0	6	(44)	0	0	(44)	(38)	0	(38)
MYC	0	160	0	160	0	0	(30)	(30)	130	86	216
MYI	0	0	0	0	(1)	0	0	(1)	(1)	0	(1)
NGF	3	0	0	3	(1)	(1)	0	(2)	1	0	1
SCX	34	0	0	34	(2)	0	0	(2)	32	0	32
SOG	2	0	0	2	(20)	0	0	(20)	(18)	0	(18)
UAG	3	0	0	3	(35)	0	0	(35)	(32)	0	(32)

Total Over the Counter	$213	$524	$0	$737	$(533)	$(45)	$(55)	$(633)

(k)

Securities with an aggregate market value of $86 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2025.

(1)	Notional Amount represents the number of contracts.
(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Statement of Assets and Liabilities as of December 31, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$50	$50
Swap Agreements	0	0	0	0	59	59

	$0	$0	$0	$0	$109	$109

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$213	$0	$213
Purchased Options	0	0	0	46	478	524

	$0	$0	$0	$259	$478	$737

	$0	$0	$0	$259	$587	$846

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$3	$3
Futures	0	0	0	0	46	46
Swap Agreements	0	0	0	0	18	18

	$0	$0	$0	$0	$67	$67

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	21

Schedule of Investments	PIMCO Dynamic Bond Portfolio	(Cont.)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$533	$0	$533
Written Options	0	0	0	43	2	45
Swap Agreements	0	55	0	0	0	55

	$0	$55	$0	$576	$2	$633

	$0	$55	$0	$576	$69	$700

The effect of Financial Derivative Instruments on the Statement of Operations for the period ended December 31, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$44	$44
Futures	0	0	0	0	87	87
Swap Agreements	0	79	0	0	191	270

	$0	$79	$0	$0	$322	$401

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(722)	$0	$(722)
Purchased Options	0	0	0	7	(143)	(136)
Written Options	0	1	0	5	263	269
Swap Agreements	0	19	0	0	0	19

	$0	$20	$0	$(710)	$120	$(570)

	$0	$99	$0	$(710)	$442	$(169)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$1	$1
Futures	0	0	0	0	(75)	(75)
Swap Agreements	0	8	0	0	(674)	(666)

	$0	$8	$0	$0	$(748)	$(740)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(813)	$0	$(813)
Purchased Options	0	0	0	13	65	78
Written Options	0	0	0	(14)	(109)	(123)
Swap Agreements	0	(10)	0	0	0	(10)

	$0	$(10)	$0	$(814)	$(44)	$(868)

	$0	$(2)	$0	$(814)	$(792)	$(1,608)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of December 31, 2025 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2025
Investments in Securities, at Value
Loan Participations and Assignments	$0	$984	$0	$984
Corporate Bonds & Notes
Banking & Finance	0	7,913	0	7,913
Industrials	0	5,181	0	5,181
Utilities	0	1,225	0	1,225
Municipal Bonds & Notes
West Virginia	0	97	0	97
U.S. Government Agencies	0	49,540	0	49,540
U.S. Treasury Obligations	0	9,908	0	9,908
Non-Agency Mortgage-Backed Securities	0	4,217	934	5,151
Asset-Backed Securities
CMBS Other	0	171	0	171
Home Equity Other	0	3,659	0	3,659
Whole Loan Collateral	0	220	0	220
Other ABS	0	5,967	0	5,967
Sovereign Issues	0	17,909	0	17,909

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2025
Preferred Securities
Banking & Finance	$44	$0	$0	$44
Short-Term Instruments
Commercial Paper	0	1,547	0	1,547
Repurchase Agreements	0	13,500	0	13,500
Short-Term Notes	0	2,395	0	2,395
Nigeria Treasury Bills	0	321	0	321
U.S. Treasury Bills	0	2,133	0	2,133

	$44	$126,887	$934	$127,865

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$13,107	$0	$0	$13,107

Total Investments	$13,151	$126,887	$934	$140,972

22	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

December 31, 2025

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2025
Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(1,968)	$0	$(1,968)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	11	98	0	109
Over the counter	0	737	0	737

	$11	$835	$0	$846

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2025
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$(4)	$(63)	$0	$(67)
Over the counter	0	(578)	(55)	(633)

	$(4)	$(641)	$(55)	$(700)

Total Financial Derivative Instruments	$7	$194	$(55)	$146

Totals	$13,158	$125,113	$879	$139,150

There were no significant transfers into or out of Level 3 during the period ended December 31, 2025.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	23

Notes to Financial Statements

1. ORGANIZATION

PIMCO Variable Insurance Trust (the “Trust”) is a Delaware statutory trust established under a trust instrument dated October 3, 1997. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans. Information presented in these financial statements pertains to the Institutional Class, Class M, Administrative Class and Advisor Class shares of the PIMCO Dynamic Bond Portfolio (the “Portfolio”) offered by the Trust. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Portfolio.

Hereinafter, the Board of Trustees of the Portfolio shall be collectively referred to as the “Board.”

The Portfolio has adopted the Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280) — Improvements to Reportable Segment Disclosures. Adoption of the standard impacted financial statement disclosures only and did not affect the Portfolio’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and to assess its performance, and has discrete financial information available. The Officers, as listed in the Management of the Trust section of the most recent Statement of Additional Information, act as the Portfolio’s CODM. The Portfolio represents a single operating segment, as the CODM monitors the operating results of the Portfolio as a whole and the Portfolio’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Portfolio’s portfolio managers as a team. The financial information in the form of the Portfolio’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Portfolio’s comparative benchmarks and to make resource allocation decisions for the Portfolio’s single segment, is consistent with that presented within the Portfolio’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Portfolio is treated as an investment company under the reporting requirements of U.S. GAAP, including but not limited to ASC 946. The functional and reporting currency for the Portfolio is the U.S. dollar. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statement of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Statement of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest

24	PIMCO VARIABLE INSURANCE TRUST

December 31, 2025

has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable. A debt obligation may be granted, in certain situations, a contractual or non-contractual forbearance for interest payments that are expected to be paid after agreed upon pay dates.

(b) Foreign Taxes The Portfolio may be subject to foreign taxes on income, stock dividends, capital gains on investments or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Portfolio invests. These foreign taxes, if any, are paid by the Portfolio and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable as of December 31, 2025, if any, are disclosed in the Statement of Assets and Liabilities.

(c) Foreign Currency Translation The market values of foreign securities, currency holdings and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Portfolio does not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) from investments on the Statement of Operations. The Portfolio may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains (losses) arising from sales of spot foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Statement of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Statement of Operations.

(d) Multi-Class Operations Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains (losses) are allocated daily based on the relative net assets of each class of the Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees. Under certain circumstances, the per share net asset value (“NAV”) of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(e) Distributions to Shareholders Distributions from net investment income, if any, are declared daily and distributed to shareholders monthly. In addition, the Portfolio distributes any net capital gains it earns from the sale of portfolio securities to shareholders no less frequently than annually. The Portfolio may revise its distribution policy or postpone the payment of distributions at any time.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income distributions and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Separately, if the Portfolio determines or estimates, as applicable, that a portion of a distribution may be comprised of amounts from sources other than net investment income in accordance with its policies, accounting records (if applicable) and accounting practices, the Portfolio will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. For these purposes, the Portfolio determines or estimates, as applicable, the source or sources from which a distribution is paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is determined or estimated, as applicable, that a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between the Portfolio’s daily internal accounting records and practices, the Portfolio’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, the

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	25

Notes to Financial Statements	(Cont.)

Portfolio’s internal accounting records and practices may take into account, among other factors, tax-related characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include but are not limited to, for certain funds, the treatment of periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible that the Portfolio may not issue a Section 19 Notice in situations where the Portfolio’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Final determination of a distribution’s tax character will be provided to shareholders when such information is available.

Distributions classified as a tax basis return of capital at the Portfolio’s fiscal year end, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital on the Statement of Assets and Liabilities. In addition, other amounts have been reclassified between distributable earnings (accumulated loss) and paid in capital on the Statement of Assets and Liabilities to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(f) New Accounting Pronouncements and Regulatory Updates In September 2023, the U.S. Securities and Exchange Commission (“SEC”) adopted amendments to Rule 35d-1 under the Act, which governs fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. Changes to a fund’s calculation methodology for derivatives instruments for purposes of Rule 35d-1 consistent with such amendments and applicable regulatory interpretations thereof will not constitute a change to a fund’s policy adopted pursuant to Rule 35d-1 and will not require notice or shareholder approval. The amendments became effective December 11, 2023. On March 14, 2025, the SEC extended the compliance date from December 11, 2025 to June 11, 2026 for fund groups with $1 billion or more in net assets and modified the operation of the compliance dates to allow for compliance based on the timing of certain annual disclosure and reporting obligations that are tied to a fund’s fiscal year-end. At this time, management is evaluating the implications of these changes on the financial statements.

In December 2023, FASB issued ASU 2023-09, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. Management has implemented changes in connection with the amendments and where applicable included additional disclosure in the Notes to Financial Statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The NAV of the Portfolio’s shares, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Portfolio or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Portfolio’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolio or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Portfolio may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Portfolio generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Portfolio may calculate its NAV as of the NYSE Close for such day or such other time that the Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by

26	PIMCO VARIABLE INSURANCE TRUST

December 31, 2025

PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange or the NYSE Close if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated PIMCO as the valuation designee (“Valuation Designee”) for the Portfolio to perform the fair value determination relating to all Portfolio investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of portfolio investments. The Valuation Designee may value portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, exchange-traded funds (“ETFs”), exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures, are valued at the settlement price determined by the relevant exchange. Swap agreements and swaptions are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Portfolio’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Portfolio may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Portfolio’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio’s next calculated NAV. An alternative exchange rate may be obtained from a Pricing Source or an exchange rate may otherwise be determined if believed to be more reflective of the rates at which the Portfolio may transact.

Whole loans may be fair valued using inputs that take into account borrower- or loan-level data (e.g., credit risk of the borrower) that is updated periodically throughout the life of each individual loan; any new borrower- or loan-level data received in written reports periodically by the Portfolio normally will be taken into account in calculating the NAV. The Portfolio’s whole loan investments, including those

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	27

Notes to Financial Statements	(Cont.)

originated by the Portfolio or through an alternative lending platform, generally are fair valued by the Valuation Designee in accordance with procedures approved by the Board.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and procedures are intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold. The Portfolio’s use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “ Frequent or Excessive Purchases, Exchanges and Redemptions” section in the Portfolio’s prospectus.

Under certain circumstances, the per share NAV of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

∎	Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

∎	Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between fair value Levels of the Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation

28	PIMCO VARIABLE INSURANCE TRUST

December 31, 2025

estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

The Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. A complete schedule of portfolio holdings for each affiliate fund is filed with the SEC for the

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	29

Notes to Financial Statements	(Cont.)

first and third quarters of each fiscal year on Form N-PORT and is available at the SEC’s website at www.sec.gov. A copy of each affiliate fund’s shareholder report is also available at the SEC’s website at www.sec.gov, on the Portfolio’s website at www.pimco.com, or upon request, as applicable. The table below shows the Portfolio’s transactions in and earnings from investments in the affiliated funds for the period ended December 31, 2025 (amounts in thousands†):

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 12/31/2024	Purchases At Cost	Proceeds From Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 12/31/2025	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$14,550	$60,955	$(62,401)	$(2)	$5	$13,107	$756	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(b) Investments in Securities

The Portfolio may utilize the investments and strategies described below to the extent permitted by the Portfolio’s investment policies.

Delayed-Delivery Transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, the Portfolio will designate or receive as collateral liquid assets in an amount sufficient to meet the purchase price or respective obligations. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. The Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain (loss). When the Portfolio has sold a security on a delayed-delivery basis, the Portfolio does not participate in future gains (losses) with respect to the security.

Inflation-Indexed Bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury Inflation-Protected Securities (“TIPS”). For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Loans and Other Indebtedness, Loan Participations and Assignments are direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental or other borrowers. The Portfolio’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties or investments in or originations of loans by the Portfolio. A loan is often administered by a bank or other financial institution (the “agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Portfolio may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When the Portfolio purchases assignments from agents it acquires direct rights against the borrowers of the loans. These loans may include participations in bridge loans, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high yield bonds issued for the purpose of acquisitions.

The types of loans and related investments in which the Portfolio may invest include, among others, senior loans, subordinated loans (including second lien loans, B-Notes and mezzanine loans), whole loans, commercial real estate and other commercial loans and structured loans. The Portfolio may originate loans or acquire direct interests in loans through primary loan distributions and/or in private transactions. In the case of subordinated loans, there may be significant indebtedness ranking ahead of the borrower’s obligation to the holder of such a loan, including in the event of the borrower’s insolvency. Mezzanine loans are typically secured by a pledge of an equity interest in the mortgage borrower that owns the real estate rather than an interest in a mortgage.

Investments in loans may include unfunded loan commitments, which are contractual obligations for funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Portfolio to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a

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percentage of the committed amount may not be utilized by the borrower. When investing in a loan participation, the Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only upon receipt of payments by the agent from the borrower. The Portfolio may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, the Portfolio may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statement of Operations. Unfunded loan commitments, if any, are reflected as a liability on the Statement of Assets and Liabilities.

Mortgage-Related and Other Asset-Backed Securities directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are interests in pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal payments. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including, but not limited to, auto loans, accounts receivable such as credit card receivables and hospital account receivables, home equity loans, student loans, boat loans, mobile home loans, recreational vehicle loans, manufactured housing loans, aircraft leases, computer leases, syndicated bank loans, peer-to-peer loans and litigation finance loans. The Portfolio may invest in any level of the capital structure of an issuer or mortgage-backed or asset-backed securities, including the equity or “first loss” tranche.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs, CLOs and other CDOs are types of asset-backed securities. A CBO is a trust which is often backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. Other CDOs are trusts backed by other types of assets representing obligations of various parties. For CBOs, CLOs and other CDOs, the cash flows from the trust are split into portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche which bears the first loss from any defaults from the bonds or loans in the trust, although more senior tranches may also bear losses. Since they are partially protected from defaults, senior tranches from a CBO trust, CLO trust or trust of another CDO typically have higher ratings and lower yields than their underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CBO, CLO or other CDO tranches can experience substantial losses due to actual defaults, downgrades of the underlying collateral by rating agencies, forced liquidation of the collateral pool due to a failure of coverage tests, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CBO, CLO or other CDO securities as a class. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Portfolio invests. In addition to the normal risks associated with fixed income securities discussed elsewhere in this report and the Portfolio’s prospectus and statement of additional information (e.g., prepayment risk, credit risk, liquidity risk, market risk, structural risk, legal risk and interest rate risk (which may be exacerbated if the interest rate payable on a structured financing changes based on multiples of changes in interest rates or inversely to changes in interest rates)), CBOs, CLOs and other CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) risks related to the capability of the servicer of the securitized assets, (iv) the risk that the Portfolio may invest in CBOs, CLOs, or other CDOs that are subordinate to other classes, (v) the structure and complexity of the transaction and the legal documents may not be fully understood at the time of investment and could lead to disputes with the issuer or among investors regarding the characterization of proceeds or unexpected investment results, and (vi) the CDO’s manager may perform poorly.

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Notes to Financial Statements	(Cont.)

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Stripped Mortgage-Backed Securities (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. An SMBS will have one class that will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the Statement of Operations. Because no principal will be received at the maturity of an IO class, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statement of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Securities Issued by U.S. Government Agencies or Government-Sponsored Enterprises are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. The U.S. Government does not guarantee the net asset value of the Portfolio’s shares. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks, credit unions and mortgage bankers.

Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC is a government sponsored corporation that issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

In June 2019, FNMA and FHLMC started issuing Uniform Mortgage-Backed Securities in place of their current offerings of TBA-eligible securities (the “Single Security Initiative”). The Single Security Initiative seeks to support the overall liquidity of the TBA market and aligns the characteristics of FNMA and FHLMC certificates. The long-term effects that the Single Security Initiative may have on the market for TBA and other mortgage-backed securities are uncertain.

Roll-timing strategies can be used where the Portfolio seeks to extend the expiration or maturity of a position, such as a TBA security on an underlying asset, by closing out the position before expiration and contemporaneously opening a new position with respect to substantially the same underlying asset with a later expiration date. TBA securities purchased or sold are reflected on the Statement of Assets and Liabilities as an asset or liability, respectively. Recently finalized FINRA rules include mandatory margin requirements for the TBA market that require the Portfolio to post collateral in connection with its TBA transactions. There is no similar requirement applicable to the Portfolio’s TBA counterparties. The required collateralization of TBA trades could increase the cost of TBA transactions to the Portfolio and impose added operational complexity.

When-Issued Transactions are purchases or sales made on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Transactions to purchase or sell securities on a when-issued basis involve a commitment by the Portfolio to purchase or sell these securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. The Portfolio may sell when-issued securities before they are delivered, which may result in a realized gain (loss).

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may enter into the borrowings and other financing transactions described below to the extent permitted by the Portfolio’s investment policies.

The following disclosures contain information on the Portfolio’s ability to lend or borrow cash or securities to the extent permitted under the

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Act, which may be viewed as borrowing or financing transactions by the Portfolio. The location of these instruments in the Portfolio’s financial statements is described below.

(a) Repurchase Agreements Under the terms of a typical repurchase agreement, the Portfolio purchases an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. In an open maturity repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Portfolio or counterparty at any time. The underlying securities for all repurchase agreements are held by the Portfolio’s custodian or designated subcustodians (in the case of tri-party repurchase agreements). Traditionally, the Portfolio has used bilateral repurchase agreements wherein the underlying securities will be held by the Portfolio’s custodian. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, if any, including accrued interest, are included on the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations. In periods of increased demand for collateral, the Portfolio may pay a fee for the receipt of collateral, which may result in interest expense to the Portfolio.

(b) Short Sales Short sales are transactions in which the Portfolio sells a security that it does not own in anticipation that the market price of that security will decline. The Portfolio may make short sales of securities: (i) to offset potential declines in long positions in similar securities, (ii) to increase the flexibility of the Portfolio, (iii) for investment return, (iv) as part of a risk arbitrage strategy, and (v) as part of its overall portfolio management strategies involving the use of derivative instruments. When the Portfolio makes a short sale, it will often borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Portfolio will ordinarily have to pay a fee or premium to borrow a security and be obligated to repay the lender of the security any dividend or interest that accrues on the security during the period of the loan. Securities sold in short sale transactions and the dividend or interest payable on such securities, if any, are reflected as payable for short sales on the Statement of Assets and Liabilities. Short sales expose the Portfolio to the risk that it will be required to cover its short position at a time when the security or other asset has appreciated in value, thus resulting in losses to the Portfolio. A short sale is “against the box” if the Portfolio holds in its portfolio or has the right to acquire the security sold short, or securities identical to the security sold short, at no additional cost. The Portfolio will be subject to additional risks to the extent that it engages in short sales that are not “against the box.”

The Portfolio’s loss on a short sale could theoretically be unlimited in cases where the Portfolio is unable, for whatever reason, to close out its short position.

(c) Interfund Lending In accordance with an exemptive order (the “Order”) from the SEC, each Portfolio of the Trust may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Portfolio’s investment policies and restrictions. Each Portfolio is currently permitted to borrow under the Interfund Lending Program. A lending portfolio may lend in aggregate up to 15% of its current net assets at the time of the interfund loan, but may not lend more than 5% of its net assets to any one borrowing portfolio through the Interfund Lending Program. A borrowing portfolio may not borrow through the Interfund Lending Program or from any other source if its total outstanding borrowings immediately after the borrowing would be more than 33 1/3% of its total assets (or any lower threshold provided for by the portfolio’s investment restrictions). If a borrowing portfolio’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interfund loan rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending portfolio and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended December 31, 2025, the Portfolio did not participate in the Interfund Lending Program.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The Portfolio may enter into the financial derivative instruments described below to the extent permitted by the Portfolio’s investment policies.

The following disclosures contain information on how and why the Portfolio uses financial derivative instruments, and how financial derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedule of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Schedule of Investments, serve as indicators of the volume of financial derivative activity for the Portfolio.

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Notes to Financial Statements	(Cont.)

(a) Forward Foreign Currency Contracts may be engaged, in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily, and the change in value is recorded by the Portfolio as an unrealized gain (loss). Realized gains (losses) are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain (loss) reflected on the Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

(b) Futures Contracts are agreements to buy or sell a security or other asset for a set price on a future date and are traded on an exchange. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by the Portfolio (“Futures Variation Margin”). Futures Variation Margins, if any, are disclosed within centrally cleared financial derivative instruments on the Statement of Assets and Liabilities. Gains (losses) are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the Futures Variation Margin included within exchange traded or centrally cleared financial derivative instruments on the Statement of Assets and Liabilities.

(c) Options Contracts may be written or purchased to enhance returns or to hedge an existing position or future investment. The Portfolio may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put, an amount equal to the premium received is recorded and subsequently marked to market to reflect the current value of the option written. These amounts are included on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain (loss). Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (“call”) or purchased (“put”) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included as an asset on the Statement of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) when the underlying transaction is executed.

Credit Default Swaptions may be written or purchased to hedge exposure to the credit risk of an investment without making a commitment to the underlying instrument. A credit default swaption is an option to sell or buy credit protection on a specific reference by entering into a pre-defined swap agreement by some specified date in the future.

Foreign Currency Options may be written or purchased to be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

Interest Rate Swaptions may be written or purchased to enter into a pre-defined swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, by some specified date in the

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future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Options on Exchange-Traded Futures Contracts (“Futures Option”) may be written or purchased to hedge an existing position or future investment, for speculative purposes or to manage exposure to market movements. A Futures Option is an option contract in which the underlying instrument is a single futures contract.

(d) Swap Agreements are bilaterally negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). The Portfolio may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Centrally Cleared Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Statement of Operations. Daily changes in valuation of centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared financial derivative instruments on the Statement of Assets and Liabilities. Centrally Cleared and OTC swap payments received or paid at the beginning of the measurement period are included on the Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gain (loss) on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain (loss) on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gain (loss) on the Statement of Operations.

For purposes of applying certain of the Portfolio’s investment policies and restrictions, swap agreements, like other derivative instruments, may be valued by the Portfolio at market value, notional value or full exposure value. In the case of a credit default swap, in applying certain of the Portfolio’s investment policies and restrictions, the Portfolio will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of the Portfolio’s other investment policies and restrictions. For example, the Portfolio may value credit default swaps at full exposure value for purposes of the Portfolio’s credit quality guidelines (if any) because such value in general better reflects the Portfolio’s actual economic exposure during the term of the credit default swap agreement. As a result, the Portfolio may, at times, have notional exposure to an asset class (before netting) that is greater or lesser than the stated limit or restriction noted in the Portfolio’s prospectus. In this context, both the notional amount and the market value may be positive or negative depending on whether the Portfolio is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by the Portfolio for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may fail to perform or meet an obligation or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates or the values of the asset upon which the swap is based.

The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk may be mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral to the Portfolio to cover the Portfolio’s exposure to the counterparty.

To the extent the Portfolio has a policy to limit the net amount owed to or to be received from a single counterparty under existing swap agreements, such limitation only applies to counterparties to OTC swaps and does not apply to centrally cleared swaps where the counterparty is a central counterparty or derivatives clearing organization.

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Notes to Financial Statements	(Cont.)

Credit Default Swap Agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues are entered into to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the swap agreement, undergoes a certain credit event. As a seller of protection on credit default swap agreements, the Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap.

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

Credit default swap agreements on credit indexes involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indexes are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indexes may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets and/or various credit ratings within each sector. Credit indexes are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indexes changes periodically, usually every six months, and for most indexes, each name has an equal weight in the index. Credit default swaps on credit indexes may be used to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indexes are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues as of period end, if any, are disclosed in the Notes to Schedule of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indexes, the quoted market prices and resulting values, as well as the annual payment rate, serve as an indication of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Portfolio as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap

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agreement outstanding as of period end for which the Portfolio is the seller of protection are disclosed in the Notes to Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or entities.

Interest Rate Swap Agreements may be entered into to help hedge against interest rate risk exposure as the value of the fixed rate bonds that the Portfolio holds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Portfolio with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

7. PRINCIPAL AND OTHER RISKS

(a) Principal Risks

The principal risks of investing in the Portfolio, which could adversely affect its net asset value, yield and total return, are listed below. Please see “Description of Principal Risks” in the Portfolio’s prospectus for a more detailed description of the risks of investing in the Portfolio.

Small Portfolio Risk is the risk that a smaller portfolio may not achieve investment or trading efficiencies or may be limited in ability to participate in certain investment opportunities due to its size. Additionally, a smaller portfolio may be more adversely affected by large purchases or redemptions by investors.

Interest Rate Risk is the risk that fixed income securities will fluctuate in value due to changes in interest rates; a portfolio with a longer average portfolio duration will be more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration. Factors such as government policy, inflation, the economy, and market for bonds can impact interest rates and yields.

Call Risk is the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons including declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality. If an issuer calls a security that the Portfolio has invested in, the Portfolio may not recoup the full amount of its initial investment or may not realize the full anticipated earnings from the investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Credit Risk is the risk that the Portfolio could experience losses if the issuer or guarantor of a fixed income security, the counterparty to a derivative contract, or the issuer or guarantor of collateral, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

High Yield Risk is the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of market, credit, call and liquidity risks. High yield securities are considered primarily speculative by rating agencies with respect to the issuer’s continuing ability to make principal and interest payments, and their values may be more volatile than higher-rated securities of similar maturity.

Market Risk is the risk that the value of securities owned by the Portfolio may fluctuate, sometimes rapidly or unpredictably, due to a variety of factors affecting securities markets generally or particular industries or sectors.

Issuer Risk is the risk that the value of a security may decline for reasons related to the issuer, such as management performance, changes in financial condition or credit rating, financial leverage, reputation or reduced demand for the issuer’s goods or services.

Liquidity Risk is the risk that a particular investment may be difficult to purchase or sell and that the Portfolio may be unable to sell investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other

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Notes to Financial Statements	(Cont.)

circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity. The liquidity of the Portfolio’s shares may be constrained by the liquidity of the Portfolio’s portfolio holding.

Derivatives Risk is the risk of investing in derivative instruments (such as forwards, futures, options, swaps and structured securities) and other similar investments, including leverage, liquidity, interest rate, market, counterparty (including credit), operational, legal and management risks, and valuation complexity. Changes in the value of a derivative or other similar investment may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Portfolio could lose more than the initial amount invested. Changes in the value of a derivative or other similar instrument may also create margin delivery or settlement payment obligations for the Portfolio. The Portfolio’s use of derivatives or other similar investments may result in losses to the Portfolio, a reduction in the Portfolio’s returns and/or increased volatility. Non-centrally-cleared over-the-counter (“OTC”) derivatives or other similar investments are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for non-centrally- cleared OTC derivatives or other similar investments. The primary credit risk on derivatives or other similar investments that are exchange-traded or traded through a central clearing counterparty resides with the Portfolio’s clearing broker or the clearinghouse. Changes in regulations relating to a registered fund’s use of derivatives and related instruments could potentially limit or impact the Portfolio’s ability to invest in derivatives, limit the Portfolio’s ability to employ certain strategies that use derivatives or other similar investments and/or adversely affect the value of derivatives or other similar investments and the Portfolio’s performance.

Equity Risk is the risk that the value of equity or equity-related securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity or equity-related securities generally have greater price volatility than fixed income securities. In addition, preferred securities may be subject to greater credit risk or other risks, such as risks related to deferred and omitted distributions, limited voting rights, liquidity, interest rates, regulatory changes and special redemption rights.

Mortgage-Related and Other Asset-Backed Securities Risk is the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk. The Portfolio may invest in any tranche of mortgage-related and other asset-backed securities, including junior and/or equity tranches (to the extent consistent with the Portfolio’s guidelines), which generally carry higher levels of the foregoing risks.

Foreign (Non-U.S.) Investment Risk is the risk that investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a portfolio that invests exclusively in securities of U.S. companies, due to smaller or less developed markets, differing financial reporting, accounting, corporate governance and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable U.S. or foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, political changes, diplomatic developments, trade restrictions (including tariffs) or the imposition of sanctions and other similar measures. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Emerging Markets Risk is the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk.

Sovereign Debt Risk is the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit events resulting from an issuer’s inability or unwillingness to make principal or interest payments in a timely fashion.

Currency Risk is the risk that foreign (non-U.S.) currencies may fluctuate in value relative to the U.S. dollar, which can affect the value of the Portfolio’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Leveraging Risk is the risk that certain transactions of the Portfolio, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, and derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Portfolio to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss. The use of leverage may also increase the Portfolio’s sensitivity to interest rate changes and other market risks.

Management Risk is the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio managers in connection with managing the Portfolio and may cause PIMCO to

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restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of the Portfolio will be achieved.

Short Exposure Risk is the risk of entering into short sales or other short positions, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale or other short position will not fulfill its contractual obligations, causing a loss to the Portfolio.

Turnover Risk is the risk that high levels of portfolio turnover may increase transaction costs and taxes and may lower investment performance.

(b) Other Risks

In general, the Portfolio may be subject to additional risks, including, but not limited to, risks related to government regulation and intervention in financial markets, operational risks, risks associated with financial, economic and global market disruptions, and cyber security risks. Please see the Portfolio’s prospectus and Statement of Additional Information for a more detailed description of the risks of investing in the Portfolio. Please see the Important Information section of this report for additional discussion of certain regulatory and market developments that may impact the Portfolio’s performance.

Market Disruptions Risk The Portfolio is subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including those arising from actual or threatened war or armed conflicts, military conflicts, terrorism, social unrest, recessions, supply chain disruptions, market manipulation, government interventions, defaults and shutdowns, political and regulatory changes or diplomatic developments or the imposition of sanctions and other measures, including the imposition of tariffs, or other U.S. economic policies and any related public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), bank failures and natural/ environmental disasters, which can all negatively impact the securities markets and cause the Portfolio to lose value. These events can also impair the technology and other operational systems upon which the Portfolio’s service providers, including PIMCO as the Portfolio’s investment adviser, rely, and could otherwise disrupt the Portfolio’s service providers’ ability to fulfill their obligations to the Portfolio.

Government Intervention in Financial Markets Federal, state, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which the Portfolio invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Portfolio itself is regulated. Such legislation or regulation could limit or preclude the Portfolio’s ability to achieve its investment objective. Also, while such legislation or regulations are intended to strengthen markets, systems and public finances, they could affect fund expenses and the value of fund investments in unpredictable ways. Furthermore, volatile financial markets can expose the Portfolio to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Portfolio. The value of the Portfolio’s holdings is also generally subject to the risk of future local, national, or global economic disturbances based on unknown weaknesses in the markets in which the Portfolio invests. In addition, it is not certain that the U.S. Government will intervene in response to a future market disturbance and the effect of any such future intervention cannot be predicted. It is difficult for issuers to prepare for the impact of future financial downturns, although companies can seek to identify and manage future uncertainties through risk management programs.

Regulatory Risk Financial entities, such as investment companies and investment advisers, are generally subject to extensive government regulation and intervention. Government regulation and/or intervention may change the way the Portfolio is regulated, affect the expenses incurred directly by the Portfolio and the value of its investments, and limit and/or preclude the Portfolio’s ability to achieve its investment objective. Government regulation may change frequently and may have significant adverse consequences. Moreover, government regulation may have unpredictable and unintended effects.

Operational Risk An investment in the Portfolio, like any fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on the Portfolio. While the Portfolio seeks to minimize such events through controls and oversight, there may still be failures that could cause losses to the Portfolio.

Cyber Security Risk As the use of complex information technology and communication systems, including cloud-based technology, has become more prevalent and interconnected in the course of business, the Portfolio has become potentially more susceptible to operational and information security risks resulting from breaches in cyber security despite the efforts of PIMCO, the Portfolio, or their service providers to adopt technologies, processes, and practices intended to mitigate these risks. Disruptions or failures that affect service providers, counterparties, market participants or issuers of securities that are held by the Portfolio may adversely affect PIMCO or the Portfolio, including by causing losses or impairing PIMCO’s or the Portfolio’s operations. A breach in cyber security refers to both intentional and unintentional cyber events that may, among other things, cause the Portfolio to lose proprietary information, suffer data corruption and/or destruction or lose operational

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Notes to Financial Statements	(Cont.)

capacity, result in the unauthorized release or other misuse of confidential information, or otherwise disrupt normal business operations. Geopolitical tensions can increase the scale and sophistication of deliberate cybersecurity attacks, particularly those from nation-states or from entities with nation-state backing, who may desire to use cybersecurity attacks to cause damage or create leverage against geopolitical rivals. Cyber security failures or breaches may result in financial losses to the Portfolio and its shareholders. These failures or breaches may also result in disruptions to business operations, potentially resulting in financial losses; interference with the Portfolio’s ability to calculate its net asset value, process shareholder transactions or otherwise transact business with shareholders; impediments to trading; violations of applicable privacy and other laws; regulatory fines; penalties; third-party claims in litigation; reputational damage; reimbursement or other compensation costs; additional compliance and cyber security risk management costs and other adverse consequences. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. There is also a risk that cyber security breaches may not be detected. The Portfolio and its shareholders may suffer losses as a result of a cyber security breach related to the Portfolio, its service providers, trading counterparties or the issuers in which the Portfolio invests.

8. MASTER NETTING ARRANGEMENTS

The Portfolio may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes, the Statement of Assets and Liabilities generally presents derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statement of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. The Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase and certain sale-buyback transactions between the Portfolio and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA securities, delayed-delivery or certain sale-buyback transactions by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedule of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission. In the United States, counterparty risk may be reduced as creditors of an FCM cannot have a claim to Portfolio assets in the segregated account. FCM customers, such as the Portfolio, are permitted to transfer their customer account (and cleared derivative transactions held in such customer account) from one FCM to another FCM. Upon completion of the transfer, the customer maintains the same economic position with respect to the

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outstanding exposure. As such, these transfers are not recognized as dispositions and reacquisitions of the affected derivative positions. Variation margin, which reflects changes in market value, is generally exchanged daily, but may not be netted between futures and cleared OTC derivatives unless the parties have agreed to a separate arrangement in respect of portfolio margining. The porting of exposure between FCMs has no impact on the market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin; these values as of period end are disclosed in the Notes to Schedule of Investments.

Prime Broker Arrangements may be entered into to facilitate execution and/or clearing of listed equity option transactions or short sales of equity securities between the Portfolio and selected counterparties. The arrangements provide guidelines surrounding the rights, obligations and other events, including, but not limited to, margin, execution and settlement. These agreements maintain provisions for, among other things, payments, maintenance of collateral, events of default and termination. Margin and other assets delivered as collateral are typically in the possession of the prime broker and would offset any obligations due to the prime broker. The market values of listed options and securities sold short and related collateral are disclosed in the Notes to Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by the Portfolio with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. The ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level or as required by regulation. Similarly, if required by regulation, the Portfolio may be required to post additional collateral beyond coverage of daily exposure. These amounts, if any, may (or if required by law, will) be segregated with a third-party custodian. To the extent the Portfolio is required by regulation to post additional collateral beyond coverage of daily exposure, it could potentially incur costs, including in procuring eligible assets to meet collateral requirements, associated with such posting. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

9. FEES AND EXPENSES

(a) Investment Advisory Fee PIMCO is a majority-owned subsidiary of Allianz Asset Management of America LLC (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table in note (b) below.

(b) Supervisory and Administrative Fee PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory Fee and Supervisory and Administrative Fees for all classes, as applicable, are charged at the annual rate as noted in the following table (calculated as a percentage of the Portfolio’s average daily net assets attributable to each class):

Investment Advisory Fee	Supervisory and Administrative Fee
All Classes	Institutional Class	Class M	Administrative Class	Advisor Class
0.55%	0.30%	0.30%	0.30%	0.30%

(c) Distribution and Servicing Fees PIMCO Investments LLC, a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted an Administrative Services Plan with respect to the Administrative Class shares of the Portfolio pursuant to Rule 12b-1 under the Act (the “Administrative Plan”). Under the terms of the Administrative Plan, the Trust is permitted to compensate the Distributor, out of the Administrative Class assets of the Portfolio, in an amount up to 0.15% on an annual basis of the average daily net assets of that class, for providing, or procuring through financial firms, administrative, recordkeeping and investor services for Administrative Class shareholders of the Portfolio.

The Trust has adopted a separate Distribution and Servicing Plan for each of the Advisor Class and Class M shares of the Portfolio (the “Distribution and Servicing Plans”). The Distribution and Servicing Plans have been adopted pursuant to Rule 12b-1 under the Act. The Distribution and Servicing Plans permit the Portfolio to compensate the Distributor for providing, or procuring through financial firms, distribution, administrative, recordkeeping, shareholder and/or related services with respect to Advisor Class and Class M shares. The Distribution and Servicing Plans permit the Portfolio to make total

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	41

Notes to Financial Statements	(Cont.)

payments at an annual rate of up to 0.25% of the average daily net assets attributable to its Advisor Class or Class M shares, respectively. The Distribution and Servicing Plan for Class M shares also permits the Portfolio to compensate the Distributor for providing or procuring administrative, recordkeeping, and other investor services at an annual rate of up to 0.20% of the average daily net assets attributable to its Class M shares.

	Distribution Fee	Servicing Fee

Class M	0.25%	0.20%

Administrative Class	—	0.15%

Advisor Class	0.25%	—

(d) Portfolio Expenses PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Portfolio, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders, or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses (including, without limitation, fees and expenses of outside legal counsel or third-party consultants retained in connection with reviewing, negotiating and structuring specialized loans and other investments made by the Portfolio, and any costs associated with originating loans, asset securitizations, alternative lending-related strategies and so-called “broken-deal costs” (e.g., fees, costs, expenses and liabilities, including, for example, due diligence-related fees, costs, expenses and liabilities, with respect to unconsummated investments)); (iv) costs of borrowing money, including interest expenses; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organizational and offering expenses of the Trust and the Portfolio, and any other expenses which are capitalized in accordance with generally accepted accounting principles; and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class.

(e) Remuneration Paid to Directors, Officers and Others (N-CSR Item 10) The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates. The pro rata share of Trustee fees for the Portfolio is reflected on the Statement of Operations as Trustee fees.

(f) Expense Limitation Pursuant to the Expense Limitation Agreement, PIMCO has contractually agreed, through May 1, 2026, to waive a portion of the Portfolio’s Supervisory and Administrative Fee, or reimburse the Portfolio, to the extent that the Portfolio’s organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata share of Trustee fees exceed 0.0049% (the “Expense Limit”) (calculated as a percentage of the Portfolio’s average daily net assets attributable to each class). The Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term. The waiver, if any, is reflected on the Statement of Operations as a component of Waiver and/or Reimbursement by PIMCO. As of December 31, 2025, the amount waived and/or reimbursed was $748.

In any month in which the supervision and administration agreement is in effect, PIMCO is entitled to reimbursement by the Portfolio of any portion of the supervisory and administrative fee waived or reimbursed pursuant to the Expense Limitation Agreement (the “Reimbursement Amount”) within thirty-six months of the time of the waiver, provided that such amount paid to PIMCO will not: i) together with any organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata Trustee fees, exceed, for such month, the Expense Limit (or the amount of the expense limit in place at the time the amount being recouped was originally waived if lower than the Expense Limit); ii) exceed the total Reimbursement Amount; or iii) include any amounts previously reimbursed to PIMCO. As of December 31, 2025, there were no recoverable amounts.

10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator and Distributor are related parties. Fees paid to these parties are disclosed in Note 9, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Statement of Assets and Liabilities.

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements

42	PIMCO VARIABLE INSURANCE TRUST

December 31, 2025

is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

12. PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover.” The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective(s), particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, which are borne by the Portfolio. Frequent and active trading of the Portfolio’s portfolio holdings may cause adverse tax consequences for shareholders due to an increase in short-term capital gains and may also adversely impact the Portfolio’s after-tax returns. The transaction costs associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended December 31, 2025 were as follows (amounts in thousands†):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales

$1,010,206	$1,020,410	$26,153	$12,972

†	A zero balance may reflect actual amounts rounding to less than one thousand.

13. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands†):

	Year Ended 12/31/2025		Year Ended 12/31/2024

	Shares	Amount	Shares	Amount

Receipts for shares sold

Institutional Class	252	$2,224	189	$1,642

Class M	1	3	2	24

Administrative Class	1,036	9,151	1,207	10,507

Advisor Class	178	1,564	156	1,360
Issued as reinvestment of distributions

Institutional Class	313	2,762	265	2,303

Class M	1	9	1	8

Administrative Class	180	1,588	139	1,209

Advisor Class	64	568	58	501
Cost of shares redeemed

Institutional Class	(444)	(3,911)	(340)	(2,955)

Class M	(2)	(17)	(5)	(46)

Administrative Class	(913)	(8,011)	(1,011)	(8,769)

Advisor Class	(298)	(2,617)	(230)	(2,004)

Net increase (decrease) resulting from Portfolio share transactions	368	$3,313	431	$3,780

†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of December 31, 2025, two persons owned of record or beneficially 10% or more of the Portfolio’s total outstanding shares, comprising 73% of the Portfolio.

14. REGULATORY AND LITIGATION MATTERS

The Portfolio is not named as a defendant in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened against it.

The foregoing speaks only as of the date of this report.

15. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	43

Notes to Financial Statements	(Cont.)

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of December 31, 2025, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

In this reporting period, the Portfolio adopted FASB Accounting Standards Update 2023-09, Income Taxes (Topic 740) — Improvements to Income Tax Disclosures (ASU 2023-09), which enhances income tax disclosures, including disclosure income taxes paid disaggregated by jurisdiction. Adoption of the new standard impacted financial statement disclosures only and did not affect any Portfolio’s financial position or the results of its operations. For the annual period covered by this report, the portfolio did not pay any material federal, state or local income taxes or any material income taxes in foreign jurisdictions.

The Portfolio files U.S. federal, state and local tax returns as required. The Portfolio’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

As of December 31, 2025, the components of distributable taxable earnings are as follows (amounts in thousands†):

	Undistributed Ordinary Income(1)	Undistributed Long-Term Capital Gains	Net Tax Basis Unrealized Appreciation/ (Depreciation)(2)	Other Book-to-Tax Accounting Differences(3)	Accumulated Capital Losses(4)	Qualified Late-Year Loss Deferral - Capital(5)	Qualified Late-Year Loss Deferral - Ordinary(6)	Total Components of Distributable Earnings

PIMCO Dynamic Bond Portfolio	$3,232	$0	$(3,141)	$(1)	$0	$0	$0	$90

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	Includes undistributed short-term capital gains, if any.
(2)

Adjusted for open wash sale loss deferrals and the accelerated recognition of unrealized gain or loss on certain futures, options, and/or forward contracts for federal income tax purposes. Also adjusted for differences between book and tax realized and unrealized gain (loss) on hyperinflationary investments, swap contracts, straddle loss deferrals, interest accrued on defaulted securities, and return of capital distributions from underlying funds.

(3)	Represents differences in income tax regulations and financial accounting principles generally accepted in the United States of America, mainly for organizational expenditures.
(4)	Capital losses available to offset future net capital gains as shown below.
(5)	Capital losses realized during the period November 1, 2025 through December 31, 2025 which the Portfolio elected to defer to the following taxable year pursuant to income tax regulations.
(6)	Specified losses realized during the period November 1, 2025 through December 31, 2025 which the Portfolio elected to defer to the following taxable year pursuant to income tax regulations.

Under the Regulated Investment Company Modernization Act of 2010, a portfolio is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

As of December 31, 2025, the Portfolio had the following post-effective capital losses with no expiration (amounts in thousands†):

	Short-Term	Long-Term

PIMCO Dynamic Bond Portfolio	$0	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of December 31, 2025, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands†):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(7)

PIMCO Dynamic Bond Portfolio	$143,073	$3,646	$(6,763)	$(3,117)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(7)

Adjusted for open wash sale loss deferrals and the accelerated recognition of unrealized gain or loss on certain futures, options, and/or forward contracts for federal income tax purposes. Also adjusted for differences between book and tax realized and unrealized gain (loss) on hyperinflationary investments, swap contracts, straddle loss deferrals, interest accrued on defaulted securities, and return of capital distributions from underlying funds.

44	PIMCO VARIABLE INSURANCE TRUST

December 31, 2025

For the fiscal years ended December 31, 2025 and December 31, 2024, respectively, the Portfolio made the following tax basis distributions (amounts in thousands†):

	December 31, 2025			December 31, 2024

	Ordinary Income Distributions(8)	Long-Term Capital Gain Distributions	Return of Capital(9)	Ordinary Income Distributions(8)	Long-Term Capital Gain Distributions	Return of Capital(9)

PIMCO Dynamic Bond Portfolio	$4,928	$0	$0	$4,021	$0	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(8)	Includes short-term capital gains distributed, if any.
(9)

A portion of the distributions made represents a tax return of capital. Return of capital distributions have been reclassified from undistributed net investment income to paid-in capital to more appropriately conform financial accounting to tax accounting.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	45

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of PIMCO Variable Insurance Trust and Shareholders of PIMCO Dynamic Bond Portfolio

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of PIMCO Dynamic Bond Portfolio (one of the portfolios constituting PIMCO Variable Insurance Trust, hereafter referred to as the “Portfolio”) as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statement of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian, transfer agent, brokers and agent banks; when replies were not received from brokers or agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Kansas City, Missouri

February 19, 2026

We have served as the auditor of one or more investment companies in PIMCO Variable Insurance Trust since 1998.

46	PIMCO VARIABLE INSURANCE TRUST

Glossary:	(abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:

AZD	Australia and New Zealand Banking Group	DEU	Deutsche Bank Securities, Inc.	MYC	Morgan Stanley Capital Services LLC

BOA	Bank of America N.A.	DUB	Deutsche Bank AG	MYI	Morgan Stanley & Co. International PLC

BPS	BNP Paribas S.A.	FAR	Wells Fargo Bank National Association	NGF	Nomura Global Financial Products, Inc.

BRC	Barclays Bank PLC	GLM	Goldman Sachs Bank USA	SCX	Standard Chartered Bank, London

BSH	Banco Santander S.A. - New York Branch	JPM	JP Morgan Chase Bank N.A.	SOG	Societe Generale Paris

CBK	Citibank N.A.	MBC	HSBC Bank Plc	UAG	UBS AG Stamford

Currency Abbreviations:

AUD	Australian Dollar	EUR	Euro	PEN	Peruvian New Sol

BRL	Brazilian Real	GBP	British Pound	PLN	Polish Zloty

CAD	Canadian Dollar	ILS	Israeli Shekel	SEK	Swedish Krona

CHF	Swiss Franc	INR	Indian Rupee	SGD	Singapore Dollar

CLP	Chilean Peso	JPY	Japanese Yen	THB	Thai Baht

CNH	Chinese Renminbi (Offshore)	KRW	South Korean Won	TRY	Turkish New Lira

COP	Colombian Peso	MXN	Mexican Peso	TWD	Taiwanese Dollar

CZK	Czech Koruna	NGN	Nigerian Naira	USD (or $)	United States Dollar

DOP	Dominican Peso	NZD	New Zealand Dollar	ZAR	South African Rand

EGP	Egyptian Pound

Exchange Abbreviations:

CBOE	Chicago Board Options Exchange	EUREX	Eurex Exchange	OTC	Over the Counter

Index/Spread Abbreviations:

ABX.HE	Asset-Backed Securities Index - Home Equity	CDX.IG	Credit Derivatives Index - Investment Grade	SOFR	Secured Overnight Financing Rate

Bobl	Bundesobligation, the German word for federal government bond	EUR003M	3 Month EUR Swap Rate	SONIO	Sterling Overnight Interbank Average Rate

CAONREPO	Canadian Overnight Repo Rate Average	IBR	Indicador Bancario de Referencia	TSFR1M	Term SOFR 1-Month

CDX.HY	Credit Derivatives Index - High Yield	MUTKCALM	Tokyo Overnight Average Rate	TSFR3M	Term SOFR 3-Month

Other Abbreviations:

ABS	Asset-Backed Security	CLO	Collateralized Loan Obligation	PRIBOR	Prague Interbank Offered Rate

BBR	Bank Bill Rate	CMBS	Collateralized Mortgage-Backed Security	REMIC	Real Estate Mortgage Investment Conduit

BBSW	Bank Bill Swap Reference Rate	DAC	Designated Activity Company	TBA	To-Be-Announced

BRL-CDI	Brazil Interbank Deposit Rate	EURIBOR	Euro Interbank Offered Rate	WIBOR	Warsaw Interbank Offered Rate

CDO	Collateralized Debt Obligation	OIS	Overnight Index Swap

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	47

Distribution Information	(Unaudited)

For purposes of Section 19 of the Investment Company Act of 1940 (the “Act”), the portfolio estimated the periodic sources of any dividends paid during the period covered by this report in accordance with good accounting practice. Pursuant to Rule 19a-1(e) under the Act, the table below sets forth the actual source information for dividends paid during the six month period ended December 31, 2025 calculated as of each distribution period pursuant to Section 19 of the Act. The information below is not provided for U.S. federal income tax reporting purposes. The tax character of all dividends and distributions is reported on Form 1099-DIV (for shareholders who receive U.S. federal tax reporting) at the end of each calendar year. See the Financial Highlights section of this report for the tax characterization of distributions determined in accordance with federal income tax regulations for the fiscal year.

PIMCO Dynamic Bond Portfolio

Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

July 2025	$0.0373	$0.0000	$0.0000	$0.0373

August 2025	$0.0391	$0.0000	$0.0000	$0.0391

September 2025	$0.0363	$0.0000	$0.0000	$0.0363

October 2025	$0.0417	$0.0000	$0.0000	$0.0417

November 2025	$0.0333	$0.0000	$0.0000	$0.0333

December 2025	$0.0374	$0.0000	$0.0000	$0.0374

Administrative Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

July 2025	$0.0361	$0.0000	$0.0000	$0.0361

August 2025	$0.0379	$0.0000	$0.0000	$0.0379

September 2025	$0.0353	$0.0000	$0.0000	$0.0353

October 2025	$0.0405	$0.0000	$0.0000	$0.0405

November 2025	$0.0323	$0.0000	$0.0000	$0.0323

December 2025	$0.0362	$0.0000	$0.0000	$0.0362

Advisor Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

July 2025	$0.0354	$0.0000	$0.0000	$0.0354

August 2025	$0.0371	$0.0000	$0.0000	$0.0371

September 2025	$0.0345	$0.0000	$0.0000	$0.0345

October 2025	$0.0397	$0.0000	$0.0000	$0.0397

November 2025	$0.0316	$0.0000	$0.0000	$0.0316

December 2025	$0.0354	$0.0000	$0.0000	$0.0354

Class M	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

July 2025	$0.0339	$0.0000	$0.0000	$0.0339

August 2025	$0.0356	$0.0000	$0.0000	$0.0356

September 2025	$0.0331	$0.0000	$0.0000	$0.0331

October 2025	$0.0381	$0.0000	$0.0000	$0.0381

November 2025	$0.0303	$0.0000	$0.0000	$0.0303

December 2025	$0.0339	$0.0000	$0.0000	$0.0339

*

The source of dividends provided in the table differs, in some respects, from information presented in this report prepared in accordance with generally accepted accounting principles, or U.S. GAAP. For example, net earnings from certain interest rate swap contracts are included as a source of net investment income for purposes of Section 19(a). Accordingly, the information in the table may differ from information in the accompanying financial statements that are presented on the basis of U.S. GAAP and may differ from tax information presented in the footnotes. Amounts shown may include accumulated, as well as fiscal period net income and net profits.

**	Occurs when a portfolio distributes an amount greater than its accumulated net income and net profits. Amounts are not reflective of a portfolio net income, yield, earnings or investment performance.

48	PIMCO VARIABLE INSURANCE TRUST

Federal Income Tax Information	(Unaudited)

As required by the Internal Revenue Code (“Code”) and Treasury Regulations, if applicable, shareholders must be notified within 60 days of the Portfolio’s fiscal year end regarding the status of qualified dividend income and the dividend received deduction.

Dividend Received Deduction. Corporate shareholders are generally entitled to take the dividend received deduction on the portion of a portfolio’s dividend distribution that qualifies under tax law. The percentage of the following Portfolio’s fiscal 2025 ordinary income dividend that qualifies for the corporate dividend received deduction is set forth below.

Qualified Dividend Income. Under the Jobs and Growth Tax Relief Reconciliation Act of 2003, the following percentage of ordinary dividends paid during the fiscal year ended December 31, 2025 was designated as ‘‘qualified dividend income’’ as defined in the Jobs and Growth Tax Relief Reconciliation Act of 2003 subject to reduced tax rates in 2025.

Qualified Interest Income and Qualified Short-Term Capital Gain (for non-U.S. resident shareholders only). Under the American Jobs Creation Act of 2004, the following amounts of ordinary dividends paid during the fiscal year ended December 31, 2025 are considered to be derived from “qualified interest income,” as defined in Section 871(k)(1)(E) of the Code, and therefore are designated as interest-related dividends, as defined in Section 871(k)(1)(C) of the Code. Further, the following amounts of ordinary dividends paid during the fiscal year ended December 31, 2025 are considered to be derived from “qualified short-term capital gain,” as defined in Section 871(k)(2)(D) of the Code, and therefore are designated as qualified short-term gain dividends, as defined by Section 871(k)(2)(C) of the Code.

Section 163(j) Interest Dividends. The Portfolio intends to pass through the maximum amount allowable as Section 163(j) Interest defined in Proposed Treasury Section 1.163(j)-1(b).

Section 199A Dividends. The Portfolio intends to pass through the maximum amount allowable as Section 199A Dividends defined in Proposed Treasury Section 199A-3(d).

	Dividend Received Deduction %	Qualified Dividend Income %	Qualified Interest Income (000s)†	Qualified Short-Term Capital Gains (000s)†

PIMCO Dynamic Bond Portfolio	0.00%	0.00%	$1,823	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

Shareholders are advised to consult their own tax advisor with respect to the tax consequences of their investment in the Trust. In January 2026, you will be advised on IRS Form 1099-DIV as to the federal tax status of the dividends and distributions received by you in calendar year 2025.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	49

Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8)	(Unaudited)

Not applicable.

50	PIMCO VARIABLE INSURANCE TRUST

Proxy Disclosures for Open-End Management Investment Companies (N-CSR Item 9)	(Unaudited)

Not applicable.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	51

Approval of Investment Advisory Contract and Other Agreements (N-CSR Item 11)

At a meeting held on August 19-20, 2025, the Board of Trustees (the “Board”) of PIMCO Variable Insurance Trust (the “Trust”), including the Trustees who are not “interested persons” of the Trust under the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered and unanimously approved the renewal of the Amended and Restated Investment Advisory Contract (the “Investment Advisory Contract”) between the Trust, on behalf of the Trust’s series (each, a “Portfolio” and collectively, the “Portfolios”), and Pacific Investment Management Company LLC (“PIMCO”), for an additional one-year term through August 31, 2026.

The Board also considered and unanimously approved the renewal of the Amended and Restated Supervision and Administration Agreement (the “Supervision and Administration Agreement”) between the Trust, on behalf of the Portfolios, and PIMCO for an additional one-year term through August 31, 2026. In addition, the Board considered and unanimously approved the renewal of the Amended and Restated Asset Allocation Sub-Advisory Agreement (the “Asset Allocation Agreement” and, together with the Investment Advisory Contract and the Supervision and Administration Agreement, the “Agreements”) between PIMCO, on behalf of PIMCO All Asset Portfolio, a series of the Trust, and Research Affiliates, LLC (“Research Affiliates”) for an additional one-year term through August 31, 2026.

Further, the Board considered and unanimously approved the renewal of any investment management agreements between PIMCO and any wholly-owned subsidiaries (each, a “Subsidiary” and, collectively, the “Subsidiaries”) of certain of the Portfolios (collectively, the “Subsidiary Agreements”), each for the same additional one-year term through August 31, 2026.

The information, material factors and conclusions that formed the basis for the Board’s approvals are summarized below.

1. INFORMATION RECEIVED

(a) Materials Reviewed During the course of the past year, the Trustees received a wide variety of materials relating to the services provided by PIMCO and Research Affiliates to the Trust. At each of its quarterly meetings, the Board reviewed the Portfolios’ investment performance and information relating to Portfolio operations, including shareholder services, valuation and custody, the Portfolios’ compliance program and other information relating to the nature, extent and quality of services provided by PIMCO and Research Affiliates to the Trust and each of the Portfolios, as applicable. In considering whether to approve the renewal of the Agreements and the Subsidiary Agreements, the Board reviewed additional information, including, but not limited to: comparative industry data with regard to investment performance; advisory and supervisory and administrative fees and expenses; financial information for PIMCO, including, where relevant, financial information for Research Affiliates; information regarding the profitability to PIMCO of its relationship with the Portfolios; information about the personnel providing investment management services, other advisory services and supervisory and administrative services to the Portfolios; and information about the fees charged and services provided to other clients with similar investment mandates as the Portfolios, where applicable. In addition, the Board reviewed materials provided by counsel to the Trust and the Independent Trustees (“Counsel”), which included, among other things, a memorandum outlining legal duties of the Board in considering the renewal of the Agreements and the Subsidiary Agreements.

With respect to the Subsidiary Agreements, the Trustees considered that each Portfolio that has a Subsidiary may utilize its Subsidiary to execute its investment strategy and that PIMCO provides investment advisory and administrative services to the Subsidiaries pursuant to the Subsidiary Agreements in the same manner as it does for such Portfolios that have Subsidiaries under the Investment Advisory Contract and Supervision and Administration Agreement. The Trustees also considered that, with respect to each Subsidiary, PIMCO does not retain a separate advisory or other fee from the Subsidiary, and that PIMCO’s profitability with respect to each Portfolio that has a Subsidiary is not positively impacted as a result of the Subsidiary Agreements. The Trustees determined, therefore, that it was appropriate to consider the approval of the Subsidiary Agreements collectively with their consideration of the continuation of the Agreements.

(b) Review Process In connection with considering the renewal of the Agreements, the Board reviewed written materials prepared by PIMCO and, where applicable, Research Affiliates in response to requests from Counsel encompassing a wide variety of topics. The Board requested and received assistance and advice regarding, among other things, applicable legal standards from Counsel, and reviewed comparative fee and performance data prepared at the Board’s request by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company performance information and fee and expense data. The Board received presentations on matters related to the Agreements and met both as a full Board and in a separate session of the Independent Trustees, without management present, at the August 19-20, 2025 meeting. The Independent Trustees also met via video conference with Counsel on July 23, 2025, and conducted a video conference meeting on August 13, 2025 with management and Counsel to discuss the materials presented and other matters deemed relevant to their consideration of the renewal of the Agreements. In connection with its review of the Agreements, the Board received comparative information on the performance, the risk-adjusted performance and the fees and expenses of other peer group funds and share classes, where appropriate. The Independent Trustees also requested and received supplemental information, including

52	PIMCO VARIABLE INSURANCE TRUST

(Unaudited)

information regarding Broadridge peer classifications, the investment strategies and outflows for certain Portfolios, Portfolio performance and profitability.

The approval determinations were made on the basis of each Trustee’s business judgment after consideration and evaluation of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to approve the renewal of the Agreements, the Board did not identify any single factor or particular information that, in isolation, was controlling. The discussions below are intended to summarize the broad factors and information that figured prominently in the Board’s consideration of the renewal of the Agreements, but is not intended to summarize all of the factors considered by the Board.

2. NATURE, EXTENT AND QUALITY OF SERVICES

(a) PIMCO, Research Affiliates, their Personnel and Resources The Board considered the depth and quality of PIMCO’s investment management process, including, but not limited to: the experience, capability and integrity of its senior management and other personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address changes in the Portfolios’ asset levels. The Board also considered the various services, in addition to portfolio management that PIMCO provides to the Portfolios. The Board noted that PIMCO makes available to its investment professionals a variety of resources and systems relating to, for example, investment management, compliance, trading, performance and portfolio accounting. The Board also noted PIMCO’s commitment to enhancing and investing in its global infrastructure, technology capabilities, risk management processes and the specialized talent needed for the competitive investment management industry and to strengthen its ability to deliver advisory services under the Investment Advisory Contract. The Board considered PIMCO’s policies, procedures and systems reasonably designed to assure compliance with applicable laws and regulations, including recently adopted regulations impacting the Portfolios, and its commitment to further developing and strengthening these programs; its oversight of matters that may involve conflicts of interest between the Portfolios’ investments and those of other accounts managed by PIMCO; and its efforts to keep the Trustees informed about matters relevant to the Portfolios and their shareholders. The Board also considered PIMCO’s continuous investment in its disciplines and personnel, which has enhanced PIMCO’s services to the Portfolios and has allowed PIMCO to introduce innovative new portfolios over time and other investment options that have the potential to benefit shareholders. In addition, the Board considered the nature, extent and quality of services provided by PIMCO to the Subsidiaries of certain applicable Portfolios.

In addition, the Trustees considered new services and service enhancements that PIMCO has implemented, including, but not limited to investing in its cybersecurity program and business continuity functions, including the ongoing development of its own proprietary software and applications to support the Portfolios. Similarly, the Board considered the asset allocation services provided by Research Affiliates to the PIMCO All Asset Portfolio. The Board further considered PIMCO’s ongoing supervision and oversight of Research Affiliates in connection with Research Affiliates providing asset allocation services to the All Asset Portfolio. The Board also considered the depth and quality of Research Affiliates’ investment management and research capabilities, the experience and capabilities of their portfolio management personnel and the overall financial strength of the organization. Ultimately, the Board concluded that the nature, extent and quality of services provided or procured by PIMCO under the Agreements and the Subsidiary Agreements and provided by Research Affiliates under the Asset Allocation Agreement are likely to continue to benefit the Portfolios and their shareholders, as applicable.

(b) Other Services The Board also considered the nature, extent and quality of supervisory and administrative services provided by PIMCO to the Portfolios under the Supervision and Administration Agreement.

The Board considered the terms of the Supervision and Administration Agreement, under which the Trust pays for the supervisory and administrative services provided pursuant to that agreement under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO provides or procures certain supervisory and administrative services and bears the costs of various third party services required by the Portfolios, including, but not limited to, audit, custodial, portfolio accounting, ordinary legal, transfer agency, sub-accounting and printing costs. The Board also noted that the scope and complexity, as well as the costs, of the supervisory and administrative services provided by PIMCO under the Supervision and Administration Agreement is expected to continue to increase. The Board considered PIMCO’s provision of supervisory and administrative services and its supervision of the Trust’s third party service providers.

Ultimately, the Board concluded that the nature, extent and quality of the services provided or procured by PIMCO have benefited, and will likely continue to benefit, the Portfolios and their shareholders.

3. INVESTMENT PERFORMANCE

The Board reviewed information from PIMCO concerning the Portfolios’ performance, as available, over short- and long-term periods ended March 31, 2025 and other performance data, as available, over short- and long-term periods ended June 30, 2025 (the “PIMCO Report”) and from Broadridge concerning the Portfolios’ performance, as available, over short- and long-term periods ended March 31, 2025 (the

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	53

Approval of Investment Advisory Contract and Other Agreements (N-CSR Item 11)	(Cont.)

“Broadridge Report”). The Board also noted that the Broadridge Report incorporated peer classifications from Morningstar for the Portfolios for which it was believed that Morningstar provided a better comparison.

The Board considered information regarding both the short- and long-term relative and absolute investment performance of each Portfolio relative to its Portfolio peer group, where appropriate, and relevant to the specified index as provided to the Board (the “performance index”) in advance of each of its quarterly meetings throughout the year, including the PIMCO Report and Broadridge Report. The Trustees reviewed information indicating that classes of each Portfolio would have substantially similar performance to that of the Administrative Class of the relevant Portfolio on a relative basis because all of the classes are invested in the same portfolio of investments and that differences in performance among classes could principally be attributed to differences in the supervisory and administrative fees and distribution and/or servicing expenses of each class. The Board noted that, due to differences (such as specific investment strategies or fee structures) between certain of the Portfolios and their so-called peers in the Broadridge categories, performance comparisons may not be particularly relevant to the consideration of Portfolio performance, but found the comparative information supported its overall evaluation.

The Trustees noted that a majority of the Portfolios (based on the Administrative Class performance) have outperformed their respective performance indexes over the one-, three, five and ten-year periods ended March 31, 2025. The Board also noted the amounts of Portfolio assets (based on the Administrative Class performance) that outperformed their relative performance indexes on a net fee basis over the one-, three- and five year periods ended June 30, 2025. The Board considered that, according to the Broadridge Report, the Portfolios generally performed well versus competitors during the long-term, but that certain Portfolios had underperformed in comparison to their respective peer groups or performance indexes, or both, on a net-of-fees basis over certain short- and long-term periods. With respect to the Portfolios that underperformed to a certain degree over such periods, the Board discussed with PIMCO the reasons for the underperformance of such Portfolios. The Board also considered actions that have been taken by PIMCO to attempt to improve performance and took note of PIMCO’s plans to monitor performance going forward. Depending on the circumstances, the Independent Trustees may be satisfied with a Portfolio’s performance notwithstanding that it lags its performance index or peer group for certain periods.

The Board ultimately concluded, within the context of all of its considerations in connection with the Agreements and the Subsidiary Agreements, that PIMCO’s performance record and process in managing the Portfolios indicates that its continued management is likely to benefit the Portfolios and their shareholders and merits the approval of the renewal of the Agreements and the Subsidiary Agreements.

4. ADVISORY FEES, SUPERVISORY AND ADMINISTRATIVE FEES AND TOTAL EXPENSES

The Board considered that PIMCO seeks to price new funds and classes to scale at the outset. The Board noted that PIMCO generally seeks to price new funds and classes competitively against the median total expense ratio of the respective Broadridge peer group, if available, while acknowledging that a fee premium may be appropriate for innovative investment offerings. PIMCO reported to the Board that, in proposing fees for any Portfolio or class of shares, it considers a number of factors, including, but not limited to, the type and complexity of the services provided, the cost of providing services, the risk assumed by PIMCO in the development of products and the provision of services and the competitive marketplace for financial products. Fees charged to or proposed for different Portfolios for advisory services and supervisory and administrative services may vary in light of these various factors. The Board also considered that PIMCO reviews the Portfolios’ fee levels and carefully considers changes where appropriate due to competitive positioning considerations, observed long-term notable underperformance and significant misalignments with the level or quality of services being provided or a change in the overall strategic positioning of the Portfolios.

The Board reviewed the advisory fees, supervisory and administrative fees and total expense ratios (including total expense ratios net of fee waivers and expense limitation agreements, as applicable) of the Portfolios (excluding, as may be applicable, extraordinary expenses, interest expenses, acquired fund fees and expenses, and certain other items) (each as a percentage of average net assets) and compared such amounts with the average and median fee and expense levels of other similar funds. The Board also reviewed information relating to the sub-advisory fees paid to Research Affiliates with respect to applicable Portfolios, taking into account that PIMCO compensates Research Affiliates from the advisory fees paid by such Portfolios to PIMCO. With respect to advisory fees, the Board reviewed data from the Broadridge Report that compared the average and median advisory fees of other funds in a “Peer Group” of comparable funds, where appropriate, as well as the universe of other similar funds. The Board reviewed materials indicating that, a number of Portfolios have total expense ratios that fall below the average and median expense ratios in their Peer Group and Broadridge universe. In addition, the Board considered the expense limitation agreement in place for all of the Portfolios and fee waivers in place for certain of the Portfolios, and also noted the fee waivers in place with respect to the advisory fee and supervisory and administrative fee that might result from investments by applicable Portfolios in their respective Subsidiaries.

The Board also reviewed data comparing the Portfolios’ advisory and/or management fees to the fee rates PIMCO charged to registered funds (open-end, closed-end and interval), private funds, and non-U.S.

54	PIMCO VARIABLE INSURANCE TRUST

(Unaudited)

registered funds, separate accounts, sub-advised clients and collective investment trusts with similar investment strategies. In cases where the fees for other clients were lower than those charged to the Portfolios, the Trustees noted that the differences in fees were attributable to various factors, including, but not limited to, differences in advisory and other services provided by PIMCO to the Portfolios, differences in the number or extent of the services provided by PIMCO to the Portfolios, the manner in which similar portfolios may be managed, different requirements with respect to liquidity and derivatives management and the implementation and compliance of other regulatory requirements, and the fact that separate accounts may have other contractual arrangements or arrangements across PIMCO strategies that justify different levels of fees. The Board considered that, with respect to collective investment trusts, PIMCO performs fewer or less extensive services because collective investment trusts are generally exempt from SEC regulation and typically involve lower compliance costs; investors in a collective investment trust may receive shareholder services from a trustee bank, rather than PIMCO; collective investment trusts have less regulatory disclosure; and the management structure of collective investment trusts differs from that of funds. The Trustees also considered that PIMCO faces increased entrepreneurial, legal and regulatory risk in sponsoring and managing mutual funds and ETFs as compared to separate accounts, external sub-advised funds or other investment products. In addition, the Trustees considered that PIMCO may charge certain private funds with similar investment mandates lower fees than the Portfolios because such private funds are not required to accept daily redemptions or price their assets on a daily basis, generally do not accept small investors with small account balances and operate under a less onerous and proscriptive regulatory regime.

Regarding advisory fees charged by PIMCO in its capacity as sub-adviser to third party/unaffiliated funds, the Trustees took into account that such fees may be lower than the fees charged by PIMCO to serve as adviser to the Portfolios. The Trustees also took into account that there are various reasons for any such differences in fees, including, but not limited to, the fact that PIMCO may be subject to varying levels of entrepreneurial, legal and regulatory risk and different servicing requirements when PIMCO does not serve as the sponsor of a fund and is not principally responsible for all aspects of a fund’s investment program and operations as compared to when PIMCO serves as investment adviser and sponsor.

The Board considered the Portfolios’ supervisory and administrative fees, comparing them to similar funds managed by other investment advisers in the Broadridge Report. The Board also considered that, as the Portfolios’ business has become increasingly complex and the number of Portfolios has grown over time, PIMCO is responsible for providing a broad array of fund supervision and administrative functions, including, but not limited to: compliance oversight and testing, legal services, risk management, technology, shareholder servicing, reporting, business management and executive leadership. In addition, the Board considered the Trust’s unified fee structure, under which the Trust pays for the supervisory and administrative services it requires for one set fee for each Portfolio. In return for this unified fee, PIMCO provides or procures supervisory and administrative services and bears the costs of various third party services required by the Portfolios, including audit, custodial, portfolio accounting, ordinary legal, transfer agency, sub-accounting and printing costs. The Board further considered that many other funds pay for comparable services separately, and thus it is difficult to directly compare the Trust’s unified supervisory and administrative fees with the fees paid by other funds for administrative services alone. The Board also considered that the unified supervisory and administrative fee leads to Portfolio fees that are fixed over the contract period, rather than variable. The Board noted that, although the unified fee structure does not have breakpoints, it inherently reflects certain economies of scale by fixing the absolute level of Portfolio fees at competitive levels over the contract period even if the Portfolios’ operating costs rise, such as when assets remain flat or decrease. Other factors the Board considered in assessing the unified fee include PIMCO’s approach of pricing Portfolios at scale at inception and reinvesting in other important areas of the business that support the Portfolios. The Board considered historical advisory and/or supervisory and administrative (as may be applicable) fee reductions implemented for different Portfolios and classes, noting that the unified fee can be increased or decreased in subsequent contractual periods with Board approval and is subject to the periodic reviews discussed above. The Board noted that, with few exceptions, PIMCO has generally maintained Portfolio fees at the same level as implemented when the unified fee was adopted, and has reduced fees for a number of Portfolios in prior years. The Board concluded that the Portfolios’ supervisory and administrative fees were reasonable in relation to the value of the services provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Supervision and Administration Agreement represent, in effect, a cap on overall Portfolio fees during the contractual period, which is beneficial to the Portfolios and their shareholders.

The Board considered the Portfolios’ total expense ratios and discussed with PIMCO certain Portfolios and/or classes of Portfolios that had above median total expense ratios. Upon comparing the Portfolios’ total expense ratios to other funds in the “Peer Groups” provided by the Broadridge Report, where appropriate, the Board found total expense ratios of each Portfolio to be reasonable.

The Trustees also considered the advisory fees charged to the Portfolios that invest in other investment companies or operate as funds of funds

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	55

Approval of Investment Advisory Contract and Other Agreements (N-CSR Item 11)	(Cont.)

(the “Funds of Funds”) and the advisory services provided in exchange for such fees. The Trustees determined that such services were in addition to the advisory services provided to the underlying funds in which the Funds of Funds may invest and, therefore, such services were not duplicative of the advisory services provided to the underlying funds. The Board also considered the various fee waiver agreements in place for the Funds of Funds. The Board noted that PIMCO is continuing waivers for these Funds of Funds, as well as for certain other Portfolios of the Trust.

Based on the information presented by PIMCO, Research Affiliates and Broadridge, members of the Board determined, in the exercise of their business judgment, that the level of the advisory fees and supervisory and administrative fees charged by PIMCO under the Agreements and the Subsidiary Agreements, the fees charged by Research Affiliates under the Asset Allocation Agreement, and the total expense ratios of each Portfolio, are reasonable.

5. ADVISER COSTS, LEVEL OF PROFITS AND ECONOMIES OF SCALE

The Board reviewed information regarding PIMCO’s costs of providing services to, as well as the resulting level of profits from, the Portfolios. To the extent applicable, the Board also reviewed information regarding the portion of a Portfolio’s advisory fee retained by PIMCO, following the payment of sub-advisory fees to Research Affiliates, with respect to the Portfolios. Additionally, the Board discussed PIMCO’s pre- and post-distribution profit margin ranges with respect to the Portfolios, as compared to the prior year. The Board also noted that it had received information regarding the structure and manner in which PIMCO’s investment professionals were compensated, and PIMCO’s view of the relationship of such compensation to the recruitment and retention of quality personnel. The Board considered PIMCO’s investment in global infrastructure, technology capabilities, risk management processes and qualified personnel to reinforce existing services, offer new services, and accommodate changing regulatory requirements.

The Board considered the existence of any economies of scale and noted that, to the extent that PIMCO achieves economies of scale in managing the Portfolios, PIMCO shares the benefits of such economies of scale, if any, with the Portfolios and their shareholders in a number of ways, including investing in portfolio and trade operations management, firm technology, middle and back office support, legal and compliance, and fund administration logistics; senior management supervision, governance and oversight of those services; and through fee reductions or waivers, the pricing of Portfolios to scale from inception and the enhancement of services provided to the Portfolios in return for fees paid. The Board considered that the Portfolios’ unified fee rates had been set competitively and/or priced to scale from inception, had been held steady during the contractual period at that scaled competitive rate for most Portfolios as assets grew, or as assets declined in the case of some Portfolios, and continued to be competitive compared with peers. The Board also considered that the unified fee is a transparent means of informing a Portfolio’s shareholders of the fees associated with the Portfolio, and that the Portfolio bears certain expenses that are not covered by the advisory fee or the unified fee. The Board further considered the challenges that arise when managing large funds, which can result in certain “diseconomies” of scale and noted that PIMCO has continued to reinvest in many areas of the business to support the Portfolios.

The Trustees considered that the unified fee has provided inherent economies of scale because a Portfolio maintains competitive fixed fees over the annual contract period even if the particular Portfolio’s assets decline and/or operating costs rise. The Trustees further considered that, in contrast, breakpoints may be a proxy for charging higher fees on lower asset levels and that when a fund’s assets decline, breakpoints may reverse, which causes expense ratios to increase. The Trustees also considered that, unlike the Portfolios’ unified fee structure, funds with “pass through” expense structures may experience increased expense ratios when fixed dollar fees are charged against declining fund assets. The Trustees also reviewed materials demonstrating the benefits of the unified fee to shareholders during market downturns and/or periods of high volatility. In addition, the Trustees considered that the unified fee protects shareholders from a rise in administrative and operating costs that may result from, among other things, PIMCO’s investments in various business enhancements and infrastructure, including those referenced above. The Trustees noted that PIMCO’s investments in these areas are extensive.

The Board concluded that the Portfolios’ cost structures were reasonable and that PIMCO is appropriately sharing economies of scale, if any, through the Portfolios’ unified fee structure, generally pricing Portfolios to scale at inception and reinvesting in its business to provide enhanced and expanded services to the Portfolios and their shareholders.

6. ANCILLARY BENEFITS

The Board considered other benefits realized by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust. Such benefits may include possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the Trust or third party service providers’ relationship-level fee concessions, which decrease fees paid by PIMCO. Such benefits also include ancillary benefits to PIMCO or its employees related to service or rate offers in financial firms’ other business lines, which can result in PIMCO or its employees having access to more favorable products or rates. The Board also considered that affiliates of PIMCO provide

56	PIMCO VARIABLE INSURANCE TRUST

(Unaudited)

distribution and/or shareholder services to the Portfolios and their shareholders, for which they may be compensated through distribution and servicing fees paid pursuant to the Portfolios’ Rule 12b-1 plans or otherwise. In addition, the Board considered that PIMCO may benefit indirectly from its use of the HUB technology platform, a joint venture between PIMCO, Man Group, S&P Global, Microsoft and State Street, and its recent strategic managed service arrangement with a third-party consultant. The Board noted that, while PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Portfolios, it has adopted a policy not to enter into contractual soft dollar arrangements.

7. CONCLUSIONS

Based on their review, including the comprehensive consideration and evaluation of each of the broad factors and information summarized above, the Independent Trustees and the Board as a whole concluded that the nature, extent and quality of the services rendered to the Portfolios by PIMCO and Research Affiliates supported the renewal of the Agreements and the Subsidiary Agreements. The Independent Trustees and the Board as a whole concluded that the Agreements and the Subsidiary Agreements continued to be fair and reasonable to the Portfolios and their shareholders, that the fees charged under the Investment Advisory Contract, Supervision and Administration Agreement and the Subsidiary Agreements and the fees charged by Research Affiliates under the Asset Allocation Agreement on behalf of the Portfolios were fair and reasonable in light of the services provided, and that the renewal of the Agreements and the Subsidiary Agreements was in the best interests of the Portfolios and their shareholders.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	57

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank & Trust Co.

2323 Grand Boulevard, 5th Floor

Kansas City, MO 64108

Transfer Agent

SS&C Global Investor & Distribution Solutions, Inc.

80 Lamberton Road

Windsor, CT 06095

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Variable Insurance Trust.

pimco.com/pvit

PVITDYNBONDFSTMAR_123125

PIMCO VARIABLE INSURANCE TRUST

Annual Financial and Other Information

December 31, 2025

PIMCO Emerging Markets Bond Portfolio

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. (The variable product prospectus may be obtained by contacting your Investment Consultant.)

Important Information About the PIMCO Emerging Markets Bond Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company that includes the PIMCO Emerging Markets Bond Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed income securities and other instruments held by the Portfolio are likely to decrease in value. A wide variety of factors can cause interest rates or yields of U.S. Treasury securities (or yields of other types of bonds) to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Portfolio management will anticipate such movement accurately. The Portfolio may experience losses as a result of movements in interest rates.

Changing interest rates may have unpredictable effects on markets, which may detract from Portfolio performance. The interest rate environment has fluctuated in recent years, moving from historically low interest rates in 2020 and 2021 to high interest rates in 2022 and 2023 as a result of the U.S. Federal Reserve (the “Fed”) raising interest rates multiple times in efforts to combat inflation. Starting in late 2024 and again in 2025, the Fed lowered interest rates. It is uncertain whether rates will remain steady, increase or decrease in the future. As such, the Portfolio may face a heightened level of risk associated with changing interest rates and/or bond yields. This could be driven by a variety of factors, including but not limited to central bank monetary policies, changing inflation or real growth rates, general economic conditions, increasing bond issuances or reduced market demand for certain types of bonds or bonds generally. Further, while bond markets have steadily grown over the past three decades, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets”.

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than funds or securities with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets, or negatively impact the Portfolio’s performance or cause the Portfolio to incur losses. As a result, the Portfolio may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of the Portfolio.

The Portfolio may be subject to various risks as described in the Portfolio’s prospectus and in the Principal and Other Risks note in the Notes to Financial Statements.

Classifications of the Portfolio’s portfolio holdings in this report are made according to financial reporting standards. The classification of a particular portfolio holding as shown in the Schedule of Investments section of this report may differ from the classification used for the Portfolio’s compliance calculations, including those used in the Portfolio’s prospectus, investment objectives, regulatory and other investment limitations and policies, which may be based on different asset class, sector or geographical classifications. The Portfolio is separately monitored for compliance with respect to prospectus and regulatory requirements.

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

In February 2022, Russia launched an invasion of Ukraine. As a result, Russia and other countries, persons and entities that provided material aid to Russia’s aggression against Ukraine, have been the subject of economic sanctions and import and export controls imposed by countries throughout the world, including the United States. Such measures, including the United States’ enforcement of sanctions or other similar measures on various Russian entities and persons, and the Russian government’s response, have had and may continue to have an adverse effect on the Russian, Belarusian and other securities, instruments and economies, which may, in turn, negatively impact the Portfolio. The extent, duration and impact of Russia’s military action in Ukraine, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional, European and global economies and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors. Further, the Portfolio may have investments in securities and instruments that are economically tied to the region and may have been negatively impacted by the sanctions and counter-sanctions by Russia, including declines in value and reductions in liquidity. The sanctions may cause the Portfolio to sell portfolio holdings at a disadvantageous time or price or to continue to hold investments that the Portfolio may no longer seek to hold.

The United States’ enforcement of restrictions on U.S. investments in certain issuers and tariffs on goods from certain other countries has contributed to and may continue to contribute to international trade tensions and may impact portfolio securities. The U.S. government has indicated an intent to alter its approach to international trade policy, including in some cases renegotiating, modifying or terminating certain

2	PIMCO VARIABLE INSURANCE TRUST

bilateral or multi-lateral trade arrangements with foreign countries, and it has proposed to take and/or taken related actions, including the imposition of or stated potential imposition of a broad range of tariffs. The imposition of tariffs, trade restrictions, currency restrictions or similar actions (or retaliatory measures taken in response) could lead to, for example, price volatility, reduced market sentiment, and changes in inflation expectations. These and other geopolitical events may contribute to increased instability in the U.S. and global economies and markets, which may have an adverse effect on the performance of the Portfolio and its investments.

Increased volatility in the U.S. and global markets could be harmful to the Portfolio, issuers in which it invests and other market participants and Portfolio service providers. For example, if a bank at which the Portfolio or issuer has an account fails, any cash or other assets in bank or custody accounts, which may be substantial in size, could be temporarily inaccessible or permanently lost by the Portfolio or issuer. If a bank that provides a subscription line credit facility, asset-based facility, other credit facility and/or other services to an issuer or to a fund fails, the issuer or fund could be unable to draw funds under its credit facilities or obtain replacement credit facilities or other services from other lending institutions with similar terms.

Issuers in which the Portfolio may invest can be affected by volatility in the banking sector. Even if banks used by issuers in which the Portfolio invests remain solvent, volatility in the banking sector could contribute to, cause or intensify an economic recession, increase the costs of capital and banking services or result in the issuers being unable to obtain or refinance indebtedness at all or on as favorable terms as could otherwise have been obtained. Potential impacts to the Portfolio and issuers resulting from volatility in the banking sector and accompanying market conditions and potential legislative or regulatory responses are uncertain. Such conditions and responses, as well as a changing interest rate environment, can contribute to decreased market liquidity and erode the value of certain holdings. Market volatility and uncertainty and/or a downturn in market and economic and financial conditions, as a result of developments in the banking sector or otherwise (including as a result of delayed access to cash or credit facilities), could have an adverse impact on the Portfolio and issuers in which it invests.

The following table discloses the inception dates of the Portfolio and its respective share classes along with the Portfolio’s diversification status as of period end:

Portfolio Name	Portfolio Inception	Institutional Class	Class M	Administrative Class	Advisor Class	Diversification Status
PIMCO Emerging Markets Bond Portfolio	09/30/02	04/30/12	11/10/14	09/30/02	03/31/06	Diversified

An investment in the Portfolio is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Portfolio. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither this Portfolio’s prospectus nor summary prospectus, the Trust’s Statement of Additional Information (“SAI”), any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or the Portfolio creates a contract between or among any shareholder of the Portfolio, on the one hand, and the Trust, the Portfolio, a service provider to the Trust or the Portfolio, and/or the Trustees or officers of the Trust, on the other hand. The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend the most recent prospectus or use a new prospectus, summary prospectus or SAI with respect to the Portfolio or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or the Portfolio is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to the Portfolio, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current prospectus or SAI.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	3

Important Information About the PIMCO Emerging Markets Bond Portfolio	(Cont.)

securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Portfolio’s website at www.pimco.com/pvit, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Portfolio files portfolio holdings information with the SEC on Form N-PORT within 60 days of the end of each fiscal quarter. The Portfolio’s complete schedule of securities holdings as of the end of each fiscal quarter will be made available to the public on the SEC’s website at www.sec.gov and on PIMCO’s website at www.pimco.com/pvit, and will be made available, upon request, by calling PIMCO at (888) 87-PIMCO. In August 2024, the SEC adopted amendments to Form N-PORT requiring funds to file Form N-PORT reports on a monthly basis and within 30 days of month end, with each report being made public 60 days after month end. On April 16, 2025, the SEC extended the compliance date for Form N-PORT amendments and fund groups with $1 billion or more in net assets will be required to comply with the amendments for reports filed on or after November 17, 2027.

Paper copies of the Portfolio’s shareholder reports are required to be provided free of charge by the Portfolio, the insurance company or financial intermediary upon request.

In September 2023, the SEC adopted amendments to Rule 35d-1 under the Investment Company Act of 1940, as amended, the rule governing fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. Changes to a fund’s calculation methodology for derivatives instruments for purposes of Rule 35d-1 consistent with such amendments and applicable regulatory interpretations thereof will not constitute a change to a fund’s policy adopted pursuant to Rule 35d-1 and will not require notice or shareholder approval. The amendments became effective on December 11, 2023. On March 14, 2025, the SEC extended the compliance date from December 11, 2025 to June 11, 2026 for fund groups with $1 billion or more in net assets and modified the operation of the compliance dates to allow for compliance based on the timing of certain annual disclosure and reporting obligations that are tied to a fund’s fiscal year-end.

4	PIMCO VARIABLE INSURANCE TRUST

(THIS PAGE INTENTIONALLY LEFT BLANK)

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	5

Financial Highlights	PIMCO Emerging Markets Bond Portfolio

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gain	Total
Institutional Class

12/31/2025	$10.64	$0.76	$0.79	$1.55	$(0.77)	$0.00	$(0.77)

12/31/2024	10.56	0.72	0.06	0.78	(0.70)	0.00	(0.70)

12/31/2023	10.06	0.59	0.50	1.09	(0.59)	0.00	(0.59)

12/31/2022	12.52	0.52	(2.46)	(1.94)	(0.52)	0.00	(0.52)

12/31/2021	13.44	0.54	(0.86)	(0.32)	(0.60)	0.00	(0.60)
Class M

12/31/2025	10.64	0.71	0.79	1.50	(0.72)	0.00	(0.72)

12/31/2024	10.56	0.67	0.06	0.73	(0.65)	0.00	(0.65)

12/31/2023	10.06	0.55	0.49	1.04	(0.54)	0.00	(0.54)

12/31/2022	12.52	0.47	(2.45)	(1.98)	(0.48)	0.00	(0.48)

12/31/2021	13.44	0.48	(0.86)	(0.38)	(0.54)	0.00	(0.54)
Administrative Class

12/31/2025	10.64	0.75	0.79	1.54	(0.76)	0.00	(0.76)

12/31/2024	10.56	0.70	0.06	0.76	(0.68)	0.00	(0.68)

12/31/2023	10.06	0.58	0.50	1.08	(0.58)	0.00	(0.58)

12/31/2022	12.52	0.51	(2.46)	(1.95)	(0.51)	0.00	(0.51)

12/31/2021	13.44	0.52	(0.86)	(0.34)	(0.58)	0.00	(0.58)
Advisor Class

12/31/2025	10.64	0.73	0.80	1.53	(0.75)	0.00	(0.75)

12/31/2024	10.56	0.69	0.06	0.75	(0.67)	0.00	(0.67)

12/31/2023	10.06	0.57	0.49	1.06	(0.56)	0.00	(0.56)

12/31/2022	12.52	0.49	(2.45)	(1.96)	(0.50)	0.00	(0.50)

12/31/2021	13.44	0.51	(0.86)	(0.35)	(0.57)	0.00	(0.57)

^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
(a)

Net asset value includes adjustments required by U.S. GAAP. These values, and other performance figures relying on them, such as average annual total return data included in the Portfolio’s prospectus and in any shareholder reports, may differ from net asset values and performance reported elsewhere with respect to the Portfolio.

(b)	Per share amounts based on average number of shares outstanding during the year or period.
(c)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(d)

Total return figures include adjustments required by U.S. GAAP. These values, and other performance figures relying on them, such as average annual total return data included in the Portfolio’s prospectus and in any shareholder reports, may differ from net asset values and performance reported elsewhere with respect to the Portfolio. Additionally, excludes applicable initial sales charges, contingent deferred sales charges and Variable Contract fees or expenses.

6	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses	Expenses Excluding Waivers	Expenses Excluding Interest Expense	Expenses Excluding Interest Expense and Waivers	Net Investment Income (Loss)	Portfolio Turnover Rate

$11.42	15.15%	$61,013	1.02%	1.02%	0.85%	0.85%	6.96%	67%

10.64	7.59	55,165	1.13	1.13	0.85	0.85	6.76	62

10.56	11.27	53,101	1.12	1.12	0.85	0.85	5.90	72

10.06	(15.50)	49,539	0.89	0.89	0.85	0.85	4.95	39

12.52	(2.42)	59,591	0.87	0.87	0.85	0.85	4.22	42

11.42	14.64	458	1.47	1.47	1.30	1.30	6.52	67

10.64	7.11	418	1.58	1.58	1.30	1.30	6.29	62

10.56	10.78	411	1.57	1.57	1.30	1.30	5.44	72

10.06	(15.88)	440	1.34	1.34	1.30	1.30	4.47	39

12.52	(2.85)	579	1.32	1.32	1.30	1.30	3.75	42

11.42	14.98	100,395	1.17	1.17	1.00	1.00	6.82	67

10.64	7.43	96,396	1.28	1.28	1.00	1.00	6.58	62

10.56	11.11	104,426	1.27	1.27	1.00	1.00	5.73	72

10.06	(15.63)	109,838	1.04	1.04	1.00	1.00	4.78	39

12.52	(2.56)	134,990	1.02	1.02	1.00	1.00	4.06	42

11.42	14.86	43,648	1.27	1.27	1.10	1.10	6.71	67

10.64	7.32	40,059	1.38	1.38	1.10	1.10	6.49	62

10.56	11.00	41,049	1.37	1.37	1.10	1.10	5.65	72

10.06	(15.72)	38,856	1.14	1.14	1.10	1.10	4.69	39

12.52	(2.66)	49,141	1.12	1.12	1.10	1.10	3.97	42

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	7

Statements of Assets and Liabilities	PIMCO Emerging Markets Bond Portfolio	December 31, 2025

(Amounts in thousands†, except per share amounts)

Assets:

Investments, at value
Investments in securities	$197,698
Investments in Affiliates	8,722
Financial Derivative Instruments
Exchange-traded or centrally cleared	78
Over the counter	592
Cash	267
Deposits with counterparty	2,371
Foreign currency, at value	951
Receivable for investments sold	1,713
Receivable for TBA investments sold	3,612
Receivable for Portfolio shares sold	51
Interest and/or dividends receivable	3,288
Dividends receivable from Affiliates	26
Total Assets	219,369

Liabilities:

Borrowings & Other Financing Transactions
Payable for reverse repurchase agreements	$5,232
Financial Derivative Instruments
Exchange-traded or centrally cleared	146
Over the counter	1,015
Payable for investments purchased	171
Payable for investments in Affiliates purchased	28
Payable for TBA investments purchased	6,887
Deposits from counterparty	30
Payable for Portfolio shares redeemed	158
Accrued investment advisory fees	81
Accrued supervisory and administrative fees	72
Accrued distribution fees	10
Accrued servicing fees	14
Foreign capital gains tax payable	11
Total Liabilities	13,855

Commitments and Contingent Liabilities^

Net Assets	$205,514

Net Assets Consist of:

Paid in capital	$241,669
Distributable earnings (accumulated loss)	(36,155)

Net Assets	$205,514

Net Assets:

Institutional Class	$61,013
Class M	458
Administrative Class	100,395
Advisor Class	43,648

Shares Issued and Outstanding:

Institutional Class	5,341
Class M	40
Administrative Class	8,789
Advisor Class	3,821

Net Asset Value Per Share Outstanding(a):

Institutional Class	$11.42
Class M	11.42
Administrative Class	11.42
Advisor Class	11.42

Cost of investments in securities	$198,236
Cost of investments in Affiliates	$8,720
Cost of foreign currency held	$937
Cost or premiums of financial derivative instruments, net	$(498)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
^	See Note 9, Fees and Expenses, in the Notes to Financial Statements for more information.
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Portfolio.

8	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Statement of Operations	PIMCO Emerging Markets Bond Portfolio

Year Ended December 31, 2025
(Amounts in thousands†)

Investment Income:

Interest, net of foreign taxes*	$15,489
Dividends	64
Dividends from Investments in Affiliates	146
Miscellaneous income	44
Total Income	15,743

Expenses:

Investment advisory fees	886
Supervisory and administrative fees	788
Distribution and/or servicing fees - Class M	2
Distribution and/or servicing fees - Administrative Class	148
Distribution and/or servicing fees - Advisor Class	103
Trustee fees	9
Interest expense	342
Miscellaneous expense	2
Total Expenses	2,280
Waiver and/or Reimbursement by PIMCO	(2)
Net Expenses	2,278

Net Investment Income (Loss)	13,465

Net Realized Gain (Loss):

Investments in securities	(1,751)
Investments in Affiliates	2
Exchange-traded or centrally cleared financial derivative instruments	1,431
Over the counter financial derivative instruments	(2,064)
Foreign currency	38

Net Realized Gain (Loss)	(2,344)

Net Change in Unrealized Appreciation (Depreciation):

Investments in securities	18,152
Investments in Affiliates	2
Exchange-traded or centrally cleared financial derivative instruments	301
Over the counter financial derivative instruments	(1,927)
Foreign currency assets and liabilities	35

Net Change in Unrealized Appreciation (Depreciation)	16,563

Net Increase (Decrease) in Net Assets Resulting from Operations	$27,684

* Foreign tax withholdings	$24

†	A zero balance may reflect actual amounts rounding to less than one thousand.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	9

Statements of Changes in Net Assets	PIMCO Emerging Markets Bond Portfolio

(Amounts in thousands†)	Year Ended December 31, 2025	Year Ended December 31, 2024

Increase (Decrease) in Net Assets from:

Operations:
Net investment income (loss)	$13,465	$12,946
Net realized gain (loss)	(2,344)	(12,784)
Net change in unrealized appreciation (depreciation)	16,563	14,043

Net Increase (Decrease) in Net Assets Resulting from Operations	27,684	14,205

Distributions to Shareholders:

From net investment income and/or net realized capital gains
Institutional Class	(4,019)	(3,553)
Class M	(29)	(26)
Administrative Class	(6,818)	(6,452)
Advisor Class	(2,811)	(2,603)

Total Distributions(a)	(13,677)	(12,634)

Portfolio Share Transactions:

Net increase (decrease) resulting from Portfolio share transactions*	(531)	(8,520)

Total Increase (Decrease) in Net Assets	13,476	(6,949)

Net Assets:

Beginning of year	192,038	198,987
End of year	$205,514	$192,038

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

10	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Schedule of Investments	PIMCO Emerging Markets Bond Portfolio	December 31, 2025

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 96.2%

ALBANIA 0.1%

SOVEREIGN ISSUES 0.1%

Albania Government International Bonds
3.500% due 11/23/2031	EUR	200	$233

Total Albania (Cost $224)			233

ANGOLA 0.6%

SOVEREIGN ISSUES 0.6%

Angola Government International Bonds
8.250% due 05/09/2028		$200	201
8.750% due 04/14/2032		400	390
9.244% due 01/15/2031		200	202
9.375% due 05/08/2048		200	177
9.875% due 10/15/2035		200	198

Total Angola (Cost $1,102)			1,168

ARGENTINA 3.5%

SOVEREIGN ISSUES 3.5%

Argentina Republic Government International Bonds
0.750% due 07/09/2030 þ		$996	851
1.000% due 07/09/2029		359	321
3.500% due 07/09/2041 þ		3,612	2,507
4.125% due 07/09/2035 þ		1,776	1,325
4.125% due 07/09/2046 þ		296	212
5.000% due 01/09/2038 þ		2,292	1,786

Provincia de Buenos Aires/Government Bonds
6.625% due 09/01/2037 þ		186	143

Total Argentina (Cost $5,379)			7,145

ARMENIA 0.4%

SOVEREIGN ISSUES 0.4%

Republic of Armenia International Bonds
3.600% due 02/02/2031		$500	456
3.950% due 09/26/2029		300	287

Total Armenia (Cost $791)			743

AZERBAIJAN 0.5%

CORPORATE BONDS & NOTES 0.5%

Southern Gas Corridor CJSC
6.875% due 03/24/2026		$1,100	1,110

Total Azerbaijan (Cost $1,103)			1,110

BAHRAIN 0.6%

SOVEREIGN ISSUES 0.6%

Bahrain Government International Bonds
4.250% due 01/25/2028		$300	294
6.625% due 10/06/2037		400	401
7.500% due 09/20/2047 (j)		300	310

CBB International Sukuk Programme Co. WLL
5.874% due 02/06/2034		200	199

Total Bahrain (Cost $1,181)			1,204

BERMUDA 0.2%

CORPORATE BONDS & NOTES 0.2%

Star Energy Geothermal Darajat II/Star Energy Geothermal Salak
4.850% due 10/14/2038		$400	389

Total Bermuda (Cost $400)			389

BRAZIL 6.4%

CORPORATE BONDS & NOTES 1.7%

Banco do Brasil SA
8.500% due 07/29/2026	MXN	16,000	897

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Brazil Minas SPE via State of Minas Gerais
5.333% due 02/15/2028		$1,290	$1,297

CSN Inova Ventures
6.750% due 01/28/2028		500	464

Unigel Luxembourg SA (11.000% Cash or 12.000% PIK)
11.000% due 12/31/2028 ^(a)(b)		323	23

Unigel Luxembourg SA (13.500% Cash or 15.000% PIK)
13.500% due 12/31/2027 ^(a)(b)		149	30

Vale SA
0.000% due 12/29/2049 ~(h)	BRL	10,380	777

			3,488

SOVEREIGN ISSUES 4.7%

Brazil Government International Bonds
5.500% due 02/04/2033		$200	198
7.125% due 05/13/2054		96	95
7.250% due 01/12/2056		803	797

Brazil Letras do Tesouro Nacional
0.000% due 04/01/2026 (e)	BRL	44,400	7,838

Brazil Notas do Tesouro Nacional
6.000% due 08/15/2050		4,578	731

			9,659

Total Brazil (Cost $13,913)			13,147

BULGARIA 0.4%

SOVEREIGN ISSUES 0.4%

Bulgaria Government International Bonds
3.625% due 09/05/2032	EUR	400	483
5.000% due 03/05/2037		$400	399

Total Bulgaria (Cost $843)			882

CAMEROON 0.4%

SOVEREIGN ISSUES 0.4%

Republic of Cameroon International Bonds
5.950% due 07/07/2032	EUR	550	547
9.500% due 07/31/2031		$200	200

Total Cameroon (Cost $794)			747

CANADA 0.2%

CORPORATE BONDS & NOTES 0.2%

Ivanhoe Mines Ltd.
7.875% due 01/23/2030		$300	311

Total Canada (Cost $300)			311

CAYMAN ISLANDS 2.6%

ASSET-BACKED SECURITIES 0.1%

IFC Emerging Markets Securitization Ltd.
5.454% due 12/31/2035 •		$250	250

CONVERTIBLE BONDS & NOTES 0.0%

Kaisa Group Holdings Ltd.
0.000% due 12/31/2026 (e)		24	0
0.000% due 12/31/2027 (e)		30	0
0.000% due 12/31/2028 (e)		47	1
0.000% due 12/31/2029 (e)		47	1
0.000% due 12/31/2030 (e)		59	0
0.000% due 12/31/2031 (e)		59	0
0.000% due 12/31/2032 (e)		112	1

Sunac China Holdings Ltd.
0.000% due 06/23/2026 «(e)		258	41
0.000% due 06/23/2028 «(e)		31	7

			51

CORPORATE BONDS & NOTES 2.2%

Bioceanico Sovereign Certificate Ltd.
0.000% due 06/05/2034 (e)		413	339

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Energuate Trust 2 0
6.350% due 09/15/2035		$200	$200

FWD Group Holdings Ltd.
5.836% due 09/22/2035		200	203

Gaci First Investment Co.
4.875% due 02/14/2035		1,400	1,395

ICD Funding Ltd.
3.223% due 04/28/2026		200	199

Interoceanica V Finance Ltd.
0.000% due 05/15/2030 (e)		380	319
7.860% due 05/15/2030		170	177

Kaisa Group Holdings Ltd.
5.000% due 11/30/2027		5	0

Kaisa Group Holdings Ltd. (5.250% Cash or 6.250% PIK)
5.250% due 12/28/2028 (a)		40	1

Kaisa Group Holdings Ltd. (5.500% Cash or 6.500% PIK)
5.500% due 12/28/2029 (a)		67	1

Kaisa Group Holdings Ltd. (5.750% Cash or 6.750% PIK)
5.750% due 12/28/2030 (a)		80	1

Kaisa Group Holdings Ltd. (6.000% Cash or 7.000% PIK)
6.000% due 12/28/2031 (a)		121	2

Kaisa Group Holdings Ltd. (6.250% Cash or 7.250% PIK)
6.250% due 12/28/2032 (a)		114	2

Kaisa Group Holdings Ltd. (6.721% Cash or 7.721% PIK)
6.721% due 12/28/2028 (a)		27	1

Kona Spc Ltd.
5.718% due 09/15/2026 «•	EUR	1,000	1,180

Lima Metro Line 2 Finance Ltd.
5.875% due 07/05/2034		$76	79

Montego Bay Airport Revenue Finance Ltd.
6.600% due 06/15/2035		200	201

SRC Sukuk Ltd.
5.000% due 02/27/2028		200	203

			4,503

SOVEREIGN ISSUES 0.3%

KSA Ijarah Sukuk Ltd.
4.875% due 09/09/2035		600	603

Total Cayman Islands (Cost $5,368)			5,407

CHILE 2.4%

CORPORATE BONDS & NOTES 1.8%

Banco del Estado de Chile
7.950% due 05/02/2029 •(h)(i)		$300	319

Corp. Nacional del Cobre de Chile
3.700% due 01/30/2050		300	215
4.250% due 07/17/2042		200	166
4.875% due 11/04/2044		600	525
6.300% due 09/08/2053		300	307
6.330% due 01/13/2035		300	321
6.780% due 01/13/2055		500	540

Empresa de los Ferrocarriles del Estado
3.068% due 08/18/2050		200	129
3.830% due 09/14/2061		200	140

Empresa de Transporte de Pasajeros Metro SA
3.650% due 05/07/2030		200	194

Empresa Nacional del Petroleo
5.950% due 07/30/2034		200	209
6.150% due 05/10/2033		200	212

Engie Energia Chile SA
6.375% due 04/17/2034		200	214

GNL Quintero SA
4.634% due 07/31/2029		282	283

			3,774

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	11

Schedule of Investments	PIMCO Emerging Markets Bond Portfolio	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SOVEREIGN ISSUES 0.6%

Chile Government International Bonds
3.100% due 05/07/2041 (j)		$300	$232
3.250% due 09/21/2071		800	497
4.340% due 03/07/2042 (j)		600	535

			1,264

Total Chile (Cost $5,631)			5,038

		SHARES
CHINA 0.2%

COMMON STOCKS 0.0%

Kaisa Group Holdings Ltd. (c)		347,363	4

		PRINCIPAL AMOUNT (000S)

SOVEREIGN ISSUES 0.2%

China Government International Bonds
3.625% due 11/13/2028		$300	303
3.750% due 11/13/2030		200	202

			505

Total China (Cost $499)			509

COLOMBIA 2.2%

CORPORATE BONDS & NOTES 0.7%

Banco Davivienda SA
8.125% due 07/02/2035 •(i)		$400	420

Ecopetrol SA
6.875% due 04/29/2030		200	203
7.750% due 02/01/2032		200	206
8.375% due 01/19/2036		600	618

			1,447

SOVEREIGN ISSUES 1.5%

Colombia Government International Bonds
3.250% due 04/22/2032		800	676
4.500% due 11/26/2030	EUR	200	231
5.000% due 06/15/2045		$390	285
5.750% due 11/26/2034	EUR	200	228
6.125% due 01/18/2041		$200	177
6.500% due 11/26/2038	EUR	200	228
7.375% due 04/25/2030		$200	212
7.500% due 02/02/2034		500	522
8.000% due 11/14/2035		234	250
8.375% due 11/07/2054 (j)		300	319

			3,128

Total Colombia (Cost $4,596)			4,575

COSTA RICA 0.3%

SOVEREIGN ISSUES 0.3%

Costa Rica Government International Bonds
5.500% due 11/21/2030	EUR	500	603

Total Costa Rica (Cost $582)			603

CZECH REPUBLIC 0.2%

CORPORATE BONDS & NOTES 0.2%

Czechoslovak Group AS
5.250% due 01/10/2031	EUR	100	122

EPH Financing International AS
6.651% due 11/13/2028		300	381

Total Czech Republic (Cost $451)			503

DOMINICAN REPUBLIC 2.5%

SOVEREIGN ISSUES 2.5%

Dominican Republic International Bonds
4.875% due 09/23/2032		$700	675

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.500% due 02/22/2029		$200	$203
5.875% due 10/28/2035		400	401
5.875% due 01/30/2060		600	536
6.000% due 07/19/2028		200	205
6.000% due 02/22/2033		500	513
6.500% due 02/15/2048		300	301
6.600% due 06/01/2036		150	158
6.950% due 03/15/2037		400	430
7.150% due 02/24/2055		400	429
8.625% due 04/20/2027		200	207
10.500% due 03/15/2037	DOP	8,000	137
10.750% due 06/01/2036		20,100	347
11.250% due 09/15/2035		12,800	226
13.625% due 02/10/2034		23,800	461

Total Dominican Republic (Cost $5,241)			5,229

ECUADOR 1.4%

SOVEREIGN ISSUES 1.4%

Ecuador Government International Bonds
0.000% due 07/31/2030 (e)		$749	642
5.000% due 07/31/2040 þ		495	386
6.900% due 07/31/2030 þ		392	389
6.900% due 07/31/2035 þ		1,507	1,332

Ecuador Social Bonds SARL
0.000% due 01/30/2035 (e)		40	29

Total Ecuador (Cost $2,038)			2,778

EGYPT 1.8%

SOVEREIGN ISSUES 1.8%

Egypt Government International Bonds
4.750% due 04/16/2026	EUR	300	353
6.375% due 04/11/2031		900	1,089
7.300% due 09/30/2033 (j)		$300	309
7.625% due 05/29/2032		800	855
8.500% due 01/31/2047		200	197
8.875% due 05/29/2050		400	407
9.450% due 02/04/2033 (j)		400	460

Total Egypt (Cost $2,659)			3,670

EL SALVADOR 0.8%

CORPORATE BONDS & NOTES 0.3%

Comision Ejecutiva Hidroelectrica del Rio Lempa
8.650% due 01/24/2033		$500	537

SOVEREIGN ISSUES 0.5%

El Salvador Government International Bonds
8.250% due 04/10/2032		30	32
9.250% due 04/17/2030		300	327
9.650% due 11/21/2054		500	574

			933

Total El Salvador (Cost $1,306)			1,470

GABON 0.1%

SOVEREIGN ISSUES 0.1%

Gabon Government International Bonds
9.500% due 02/18/2029		$300	261

Total Gabon (Cost $275)			261

GERMANY 0.5%

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.5%

Stepstone Group MidCo 2 GmbH
6.599% - 7.723% (EUR006M + 4.500%) due 04/26/2032 ~	EUR	1,000	1,114

Total Germany (Cost $1,049)			1,114

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
GHANA 0.6%

SOVEREIGN ISSUES 0.6%

Ghana Government International Bonds
0.000% due 07/03/2026 (e)		$48	$47
1.500% due 01/03/2037		700	393
5.000% due 07/03/2029 þ		822	810

Total Ghana (Cost $1,089)			1,250

GUATEMALA 0.7%

SOVEREIGN ISSUES 0.7%

Guatemala Government Bonds
4.375% due 06/05/2027		$200	199
4.875% due 02/13/2028		200	202
6.050% due 08/06/2031		200	209
6.125% due 06/01/2050		300	295
6.250% due 08/15/2036		300	314
6.875% due 08/15/2055		200	214

Total Guatemala (Cost $1,387)			1,433

HONG KONG 0.3%

CORPORATE BONDS & NOTES 0.3%

Fortune Star BVI Ltd.
3.950% due 10/02/2026	EUR	300	352
5.050% due 01/27/2027		$300	294

Total Hong Kong (Cost $587)			646

HUNGARY 1.6%

CORPORATE BONDS & NOTES 0.1%

MVM Energetika Zrt
7.500% due 06/09/2028		$200	212

SOVEREIGN ISSUES 1.5%

Hungary Government International Bonds
2.125% due 09/22/2031		250	216
5.250% due 06/16/2029		500	511
5.500% due 06/16/2034		200	203
5.500% due 03/26/2036		600	600
6.000% due 09/26/2035		200	208
6.750% due 09/25/2052		400	425
6.750% due 09/23/2055		300	314
7.625% due 03/29/2041		100	117

MFB Magyar Fejlesztesi Bank Zrt
6.500% due 06/29/2028		500	522

			3,116

Total Hungary (Cost $3,219)			3,328

INDIA 0.4%

CORPORATE BONDS & NOTES 0.2%

Adani Transmission Step-One Ltd.
4.250% due 05/21/2036		$133	120

IIFL Finance Ltd.
8.750% due 07/24/2028		300	308

			428

SOVEREIGN ISSUES 0.2%

Export-Import Bank of India
3.250% due 01/15/2030		500	479

Total India (Cost $932)			907

INDONESIA 3.1%

CORPORATE BONDS & NOTES 2.6%

Freeport Indonesia PT
5.315% due 04/14/2032		$400	409

12	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

December 31, 2025

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT
5.450% due 05/15/2030		$800	$826

Pertamina Hulu Energi PT
5.250% due 05/21/2030		500	510

Pertamina Persero PT
6.000% due 05/03/2042		500	510
6.450% due 05/30/2044		1,500	1,605

Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
4.000% due 06/30/2050		800	594
4.375% due 02/05/2050		200	160
5.250% due 05/15/2047		400	366
6.250% due 01/25/2049		400	412

			5,392

SOVEREIGN ISSUES 0.5%

Indonesia Government International Bonds
3.875% due 01/15/2033	EUR	300	356
4.125% due 01/15/2037		300	354
5.650% due 01/11/2053		$200	203

Perusahaan Penerbit SBSN Indonesia III
5.650% due 11/25/2054		200	202

			1,115

Total Indonesia (Cost $6,663)			6,507

IRELAND 1.3%

CORPORATE BONDS & NOTES 0.1%

CIMA Finance DAC
2.950% due 09/05/2029		$253	239

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.5%

Panama Government International Bonds
3.837% - 9.716% (EUR006M + 1.750%) due 03/05/2027 «~	EUR	900	1,060

SOVEREIGN ISSUES 0.7%

Avenir Issuer III Ireland DAC
6.000% due 03/22/2027		$133	129

Avenir Issuer IV Ireland DAC
6.000% due 12/30/2027		648	650

Republic of Angola Via Avenir Issuer II Ireland DAC
6.927% due 02/19/2027		692	675

			1,454

Total Ireland (Cost $2,642)			2,753

ISLE OF MAN 0.1%

CORPORATE BONDS & NOTES 0.1%

AngloGold Ashanti Holdings PLC
6.500% due 04/15/2040		$100	106

Total Isle of Man (Cost $103)			106

ISRAEL 0.4%

CORPORATE BONDS & NOTES 0.2%

ICL Group Ltd.
6.375% due 05/31/2038		$200	208

Israel Electric Corp. Ltd.
3.750% due 02/22/2032		300	281

			489

SOVEREIGN ISSUES 0.2%

Israel Government International Bonds
5.375% due 03/12/2029		100	103
5.625% due 02/19/2035		200	209

			312

Total Israel (Cost $778)			801

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
ITALY 0.1%

SOVEREIGN ISSUES 0.1%

Cassa Depositi e Prestiti SpA
5.875% due 04/30/2029		$200	$211

Total Italy (Cost $199)			211

IVORY COAST 1.5%

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.6%

Republic of Cote d’Ivoire
5.153% - 9.488% (EUR006M + 3.050%) due 03/09/2026 «~	EUR	1,000	1,173

SOVEREIGN ISSUES 0.9%

Ivory Coast Government International Bonds
4.875% due 01/30/2032		349	398
5.250% due 03/22/2030		263	310
5.750% due 12/31/2032 þ		$417	419
6.625% due 03/22/2048	EUR	400	426
8.250% due 01/30/2037		$200	218

			1,771

Total Ivory Coast (Cost $2,744)			2,944

JAMAICA 0.1%

CORPORATE BONDS & NOTES 0.1%

TransJamaican Highway Ltd.
5.750% due 10/10/2036		$167	156

Total Jamaica (Cost $167)			156

JORDAN 0.5%

SOVEREIGN ISSUES 0.5%

Jordan Government International Bonds
5.750% due 01/31/2027		$200	201
7.375% due 10/10/2047		300	302
7.500% due 01/13/2029		200	211
7.750% due 01/15/2028		200	209

Total Jordan (Cost $919)			923

KAZAKHSTAN 0.9%

CORPORATE BONDS & NOTES 0.3%

KazMunayGas National Co. JSC
5.750% due 04/19/2047		$220	208

Tengizchevroil Finance Co. International Ltd.
3.250% due 08/15/2030		400	372

			580

SOVEREIGN ISSUES 0.6%

Development Bank of Kazakhstan JSC
5.500% due 04/15/2027		500	507
18.400% due 10/16/2028	KZT	182,000	373

Kazakhstan Government International Bonds
4.412% due 10/28/2030		$300	298

			1,178

Total Kazakhstan (Cost $1,695)			1,758

KENYA 0.8%

SOVEREIGN ISSUES 0.8%

Republic of Kenya Government International Bonds
6.300% due 01/23/2034		$200	183
7.875% due 10/09/2033		300	301
8.800% due 10/09/2038		300	304
9.500% due 03/05/2036		200	214
9.750% due 02/16/2031		600	657

Total Kenya (Cost $1,572)			1,659

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
KUWAIT 0.5%

SOVEREIGN ISSUES 0.5%

Kuwait International Government Bonds
4.652% due 10/09/2035		$1,000	$1,001

Total Kuwait (Cost $1,000)			1,001

LATVIA 0.3%

SOVEREIGN ISSUES 0.3%

Latvia Government International Bonds
5.125% due 07/30/2034		$500	514

Total Latvia (Cost $496)			514

LEBANON 0.1%

SOVEREIGN ISSUES 0.1%

Lebanon Government International Bonds
8.250% due 05/17/2034 ^(b)		$300	71
8.250% due 04/12/2049 ^(b)		400	93

Total Lebanon (Cost $68)			164

		SHARES
LUXEMBOURG 3.1%

COMMON STOCKS 0.1%

Foresea Holdings SA «		9,903	223

		PRINCIPAL AMOUNT (000S)

CORPORATE BONDS & NOTES 1.8%

Chile Electricity Lux MPC II SARL
5.580% due 10/20/2035		$391	401
5.672% due 10/20/2035		194	202

FORESEA Holding SA
7.500% due 06/15/2030		123	122

Greensaif Pipelines Bidco SARL
5.853% due 02/23/2036		300	314
6.103% due 08/23/2042		300	313
6.129% due 02/23/2038		300	319
6.510% due 02/23/2042		300	328

Poinsettia Finance Ltd. SARL
6.625% due 06/17/2031		505	496

PRIO Luxembourg Holding SARL
6.750% due 10/15/2030		400	390

Raizen Fuels Finance SA
6.250% due 07/08/2032		500	420

Saavi Energia SARL
8.875% due 02/10/2035		300	326

			3,631

SOVEREIGN ISSUES 1.2%

Eagle Funding Luxco SARL
5.500% due 08/17/2030		2,500	2,550

Total Luxembourg (Cost $6,197)			6,404

MACEDONIA 0.3%

SOVEREIGN ISSUES 0.3%

North Macedonia Government International Bonds
6.960% due 03/13/2027	EUR	500	609

Total Macedonia (Cost $532)			609

MALAYSIA 0.4%

CORPORATE BONDS & NOTES 0.3%

Petronas Capital Ltd.
3.404% due 04/28/2061		$300	204
4.800% due 04/21/2060		300	271

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	13

Schedule of Investments	PIMCO Emerging Markets Bond Portfolio	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.848% due 04/03/2055		$200	$210

			685

SOVEREIGN ISSUES 0.1%

Export-Import Bank of Malaysia Bhd.
4.250% due 06/06/2029		300	297

Total Malaysia (Cost $1,072)			982

		SHARES
MEXICO 6.6%

COMMON STOCKS 0.0%

Desarrolladora Homex SAB de CV «(c)		17,978	0

Hipotecaria Su Casita SA (c)		5,259	0

			0

		PRINCIPAL AMOUNT (000S)

CORPORATE BONDS & NOTES 3.6%

Banco Mercantil del Norte SA
6.625% due 01/24/2032 •(h)(i)		$400	393

Banco Nacional de Comercio Exterior SNC
5.875% due 05/07/2030		300	311

Comision Federal de Electricidad
6.264% due 02/15/2052		200	187

FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple
7.250% due 01/31/2041		198	208

Industrias Penoles SAB de CV
4.750% due 08/06/2050		400	335

Petroleos Mexicanos
6.625% due 06/15/2038		400	363
6.750% due 09/21/2047		460	378
6.950% due 01/28/2060		1,400	1,141
7.690% due 01/23/2050		4,600	4,126

			7,442

SOVEREIGN ISSUES 3.0%

Mexico Government International Bonds
3.750% due 04/19/2071		500	296
3.771% due 05/24/2061		2,044	1,266
5.000% due 04/27/2051 (j)		900	726
5.125% due 03/19/2038	EUR	200	234
5.375% due 03/22/2033		$300	298
5.625% due 09/22/2035		300	296
5.750% due 10/12/2110		1,200	1,011
5.850% due 07/02/2032		300	309
6.400% due 05/07/2054		200	193
6.625% due 01/29/2038		300	314
6.875% due 05/13/2037		400	428
7.375% due 05/13/2055		700	756

Mexico Udibonos
3.000% due 12/03/2026 (g)	MXN	260	14

			6,141

Total Mexico (Cost $15,828)			13,583

MONGOLIA 0.1%

SOVEREIGN ISSUES 0.1%

Mongolia Government International Bonds
7.875% due 06/05/2029		$200	213

Total Mongolia (Cost $199)			213

MOROCCO 0.4%

CORPORATE BONDS & NOTES 0.3%

OCP SA
5.125% due 06/23/2051		$500	414

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.700% due 03/01/2036		$200	$215

			629

SOVEREIGN ISSUES 0.1%

Morocco Government International Bonds
4.000% due 12/15/2050		200	146

Total Morocco (Cost $851)			775

		SHARES
NETHERLANDS 1.3%

COMMON STOCKS 0.0%

Stichting Administratiekantoor (c)		1,222	0

		PRINCIPAL AMOUNT (000S)

CORPORATE BONDS & NOTES 1.3%

Metinvest BV
8.500% due 04/23/2026		$400	357

Mong Duong Finance Holdings BV
5.125% due 05/07/2029		232	229

NE Property BV
1.875% due 10/09/2026	EUR	400	467

Prosus NV
1.539% due 08/03/2028		200	227
2.031% due 08/03/2032		100	106
3.257% due 01/19/2027		$200	197
3.680% due 01/21/2030		200	192
4.027% due 08/03/2050		200	139

Unigel Netherlands Holding Corp. BV (15.000% Cash or 15.000% PIK)
15.000% due 12/31/2044 ^(a)(b)		263	9

Yinson Bergenia Production BV
8.498% due 01/31/2045		400	420

Yinson Boronia Production BV
8.947% due 07/31/2042		294	321

			2,664

Total Netherlands (Cost $2,776)			2,664

NIGERIA 2.0%

CORPORATE BONDS & NOTES 0.4%

BOI Finance BV
7.500% due 02/16/2027	EUR	600	727

SOVEREIGN ISSUES 1.6%

Nigeria Government International Bonds
6.500% due 11/28/2027		$600	611
7.375% due 09/28/2033		200	204
7.875% due 02/16/2032		600	628
8.250% due 09/28/2051		200	197
8.631% due 01/13/2036		400	430
8.747% due 01/21/2031		200	218
9.130% due 01/13/2046		400	430
9.625% due 06/09/2031		200	228
10.375% due 12/09/2034		300	357

			3,303

Total Nigeria (Cost $3,752)			4,030

OMAN 1.0%

SOVEREIGN ISSUES 1.0%

Oman Government International Bonds
5.625% due 01/17/2028		$600	615
6.000% due 08/01/2029		600	630
6.500% due 03/08/2047		300	323
7.000% due 01/25/2051		500	570

Total Oman (Cost $1,951)			2,138

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
PAKISTAN 0.5%

SOVEREIGN ISSUES 0.5%

Pakistan Government International Bonds
6.000% due 04/08/2026		$500	$500
6.875% due 12/05/2027		200	202
8.875% due 04/08/2051		300	296

Total Pakistan (Cost $987)			998

PANAMA 1.2%

CORPORATE BONDS & NOTES 0.3%

Aeropuerto Internacional de Tocumen SA
5.125% due 08/11/2061		$300	244

Banco General SA
5.250% due 05/07/2031 •(h)(i)		400	379

			623

SOVEREIGN ISSUES 0.9%

Panama Government International Bonds
4.300% due 04/29/2053		300	226
4.500% due 04/01/2056 (j)		900	678
4.500% due 01/19/2063		300	224
6.853% due 03/28/2054		400	418
7.875% due 03/01/2057		200	234

			1,780

Total Panama (Cost $2,733)			2,403

PARAGUAY 0.5%

SOVEREIGN ISSUES 0.5%

Paraguay Government International Bonds
6.100% due 08/11/2044		$200	208
6.650% due 03/04/2055		200	218
7.900% due 02/09/2031	PYG	3,116,000	452
8.500% due 03/04/2035		1,502,000	218

Total Paraguay (Cost $1,018)			1,096

PERU 2.5%

CORPORATE BONDS & NOTES 1.8%

Banco de Credito del Peru SA
5.850% due 01/11/2029		$500	521

Credicorp Capital Sociedad Titulizadora SA
9.700% due 03/05/2045	PEN	2,200	694
10.100% due 12/15/2043		1,700	550

InRetail Consumer
3.250% due 03/22/2028		$500	489

InRetail Shopping Malls
5.650% due 10/16/2032		200	202

Kallpa Generacion SA
5.875% due 01/30/2032		200	208

Petroleos del Peru SA
4.750% due 06/19/2032		600	443
5.625% due 06/19/2047		1,000	637

			3,744

SOVEREIGN ISSUES 0.7%

Peru Government International Bonds
3.230% due 07/28/2121		200	110
3.300% due 03/11/2041		200	155
5.500% due 03/30/2036		300	306
5.875% due 08/08/2054 (j)		370	367
6.200% due 06/30/2055		300	309
6.900% due 08/12/2037	PEN	200	62
6.950% due 08/12/2031		561	186

			1,495

Total Peru (Cost $5,359)			5,239

14	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

December 31, 2025

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
PHILIPPINES 1.0%

CORPORATE BONDS & NOTES 0.2%

San Miguel Global Power Holdings Corp.
8.125% due 12/02/2029 •(h)		$500	$506

SOVEREIGN ISSUES 0.8%

Philippines Government International Bonds
2.650% due 12/10/2045		200	133
2.950% due 05/05/2045		400	281
3.700% due 03/01/2041		1,000	838
9.500% due 02/02/2030		300	361

			1,613

Total Philippines (Cost $2,556)			2,119

POLAND 1.2%

CORPORATE BONDS & NOTES 0.1%

ORLEN SA
6.000% due 01/30/2035		$200	211

SOVEREIGN ISSUES 1.1%

Bank Gospodarstwa Krajowego
5.750% due 07/09/2034		400	422
6.250% due 07/09/2054		400	416

Republic of Poland Government International Bonds
5.375% due 02/12/2035		400	415
5.500% due 04/04/2053		650	626
5.500% due 03/18/2054		400	384

			2,263

Total Poland (Cost $2,426)			2,474

QATAR 0.4%

CORPORATE BONDS & NOTES 0.4%

Nakilat, Inc.
6.067% due 12/31/2033		$70	75

QatarEnergy
3.300% due 07/12/2051		1,000	701

Total Qatar (Cost $920)			776

REPUBLIC OF KOREA 0.1%

SOVEREIGN ISSUES 0.1%

Korea Gas Corp.
3.500% due 10/21/2029		$200	192

Total Republic of Korea (Cost $194)			192

ROMANIA 2.0%

SOVEREIGN ISSUES 2.0%

Romania Government International Bonds
2.625% due 12/02/2040	EUR	300	232
2.875% due 04/13/2042		400	311
3.000% due 02/27/2027		$1,100	1,084
3.500% due 04/03/2034	EUR	200	208
5.250% due 03/10/2030		400	492
5.250% due 05/30/2032		100	120
5.375% due 06/07/2033		400	475
5.625% due 05/30/2037		500	573
5.750% due 09/16/2030		$100	103
6.500% due 10/07/2045	EUR	100	117
6.750% due 07/11/2039		300	368

Total Romania (Cost $4,202)			4,083

RUSSIA 0.1%

SOVEREIGN ISSUES 0.1%

Russia Foreign Bonds - Eurobond
5.625% due 04/04/2042		$300	210

Total Russia (Cost $294)			210

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SAUDI ARABIA 2.7%

CORPORATE BONDS & NOTES 1.2%

Saudi Arabian Oil Co.
3.500% due 11/24/2070		$300	$190
4.250% due 04/16/2039		1,000	914
5.250% due 07/17/2034		400	412
5.875% due 07/17/2064		400	389
6.375% due 06/02/2055		500	524

			2,429

SOVEREIGN ISSUES 1.5%

Saudi Government International Bonds
3.450% due 02/02/2061		200	128
3.750% due 01/21/2055		400	283
4.500% due 10/26/2046 (j)		2,500	2,140
5.625% due 01/13/2035		500	531

			3,082

Total Saudi Arabia (Cost $6,156)			5,511

SENEGAL 0.6%

SOVEREIGN ISSUES 0.6%

Senegal Government International Bonds
4.750% due 03/13/2028	EUR	300	245
5.375% due 06/08/2037		200	128
6.250% due 05/23/2033		$800	467
7.750% due 06/10/2031		800	475

Total Senegal (Cost $1,933)			1,315

SERBIA 0.4%

SOVEREIGN ISSUES 0.4%

Serbia International Bonds
1.650% due 03/03/2033	EUR	500	491
6.000% due 06/12/2034		$400	415

Total Serbia (Cost $989)			906

SINGAPORE 0.2%

CORPORATE BONDS & NOTES 0.2%

Flex Ltd.
4.875% due 06/15/2029		$100	101

Yinson Production Financial Services Pte. Ltd.
9.625% due 05/03/2029		200	210

Total Singapore (Cost $300)			311

SLOVENIA 0.4%

SOVEREIGN ISSUES 0.4%

Slovenia Government International Bonds
5.000% due 09/19/2033		$700	728

Total Slovenia (Cost $695)			728

SOUTH AFRICA 2.3%

CORPORATE BONDS & NOTES 0.4%

Eskom Holdings
8.450% due 08/10/2028		$500	537

Sasol Financing USA LLC
8.750% due 05/03/2029		300	306

			843

SOVEREIGN ISSUES 1.9%

Republic of South Africa Government Bonds
8.500% due 01/31/2037	ZAR	3,900	234
8.875% due 02/28/2035		25,300	1,594

Republic of South Africa Government International Bonds
4.850% due 09/30/2029		$400	401

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.000% due 10/12/2046		$300	$236
5.750% due 09/30/2049		600	506
5.875% due 04/20/2032		200	206
7.250% due 12/11/2055		200	199
7.300% due 04/20/2052		300	304
7.950% due 11/19/2054		300	323

			4,003

Total South Africa (Cost $4,577)			4,846

SPAIN 0.1%

CORPORATE BONDS & NOTES 0.1%

EnfraGen Energia Sur SAU/EnfraGen Chile SpA/EnfraGen Spain SAU
8.499% due 06/30/2032		$200	208

Total Spain (Cost $200)			208

SRI LANKA 0.6%

SOVEREIGN ISSUES 0.6%

Sri Lanka Government International Bonds
3.100% due 01/15/2030 þ		$259	247
3.350% due 03/15/2033 þ		308	265
3.600% due 06/15/2035 þ		43	33
3.600% due 05/15/2036 þ		238	217
3.600% due 02/15/2038 þ		276	253
4.000% due 04/15/2028		248	238

Total Sri Lanka (Cost $1,061)			1,253

SUPRANATIONAL 0.7%

CORPORATE BONDS & NOTES 0.7%

African Development Bank
5.875% due 05/07/2035 •(h)(i)		$500	501

African Export-Import Bank
2.634% due 05/17/2026		600	592

Banque Ouest Africaine de Developpement
6.250% due 10/14/2040	EUR	300	346

Total Supranational (Cost $1,449)			1,439

SURINAME 0.2%

SOVEREIGN ISSUES 0.2%

Suriname Government International Bonds
7.700% due 11/06/2030		$300	310

Total Suriname (Cost $296)			310

THAILAND 0.4%

CORPORATE BONDS & NOTES 0.4%

Bangkok Bank PCL
5.082% due 11/26/2035		$400	400

GC Treasury Center Co. Ltd.
6.500% due 09/10/2030 •(h)		200	202
7.125% due 03/10/2035 •(h)		200	204

Total Thailand (Cost $800)			806

TRINIDAD AND TOBAGO 0.4%

CORPORATE BONDS & NOTES 0.2%

National Gas Co. of Trinidad & Tobago Ltd.
6.050% due 01/15/2036		$200	185

Trinidad Generation UnLtd.
7.750% due 06/16/2033		200	208

			393

SOVEREIGN ISSUES 0.2%

Trinidad & Tobago Government International Bonds
5.950% due 01/14/2031		300	307

Total Trinidad and Tobago (Cost $679)			700

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	15

Schedule of Investments	PIMCO Emerging Markets Bond Portfolio	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
TURKEY 5.9%

CORPORATE BONDS & NOTES 0.5%

Turkcell Iletisim Hizmetleri AS
7.450% due 01/24/2030		$400	$421

Turkish Airlines Pass-Through Trust
4.200% due 09/15/2028		269	266

Turkiye Vakiflar Bankasi TAO
7.250% due 07/31/2030		300	311

			998

LOAN PARTICIPATIONS AND ASSIGNMENTS 1.2%

SOCAR Turkey Enerji AS
5.535% - 9.360% (EUR006M + 3.450%) due 08/11/2026 «~	EUR	1,000	1,178

Turkiye Vakiflar Bankasi TAO
5.100% - 9.488% (EUR003M + 3.000%) due 12/15/2028 «~		1,000	1,181

			2,359

SOVEREIGN ISSUES 4.2%

Hazine Mustesarligi Varlik Kiralama AS
6.750% due 09/01/2030		$400	420

Turkiye Government Bonds
37.966% (BISTREFI + 0.000%) due 06/16/2027 ~	TRY	19,400	457
39.431% (BISTREFI + 0.000%) due 05/20/2026 ~		1,400	33
39.431% (BISTREFI + 0.000%) due 08/19/2026 ~		3,300	78
39.431% (BISTREFI + 0.000%) due 05/17/2028 ~		32,200	750

Turkiye Government International Bonds
4.875% due 04/16/2043		$700	542
5.750% due 05/11/2047		1,400	1,152
5.875% due 06/26/2031		500	502
6.000% due 01/14/2041		600	543
6.500% due 01/03/2035		200	201
6.875% due 03/17/2036		1,200	1,237
7.125% due 02/12/2032		500	531
7.125% due 07/17/2032		200	212
7.625% due 05/15/2034		500	544
9.125% due 07/13/2030		700	802

Turkiye Ihracat Kredi Bankasi AS
6.875% due 07/03/2028		200	207
7.500% due 02/06/2028		400	418

			8,629

Total Turkey (Cost $12,192)			11,986

UGANDA 0.1%

SOVEREIGN ISSUES 0.1%

Republic of Uganda Government Bonds
15.000% due 06/18/2043	UGX	662,800	157

Total Uganda (Cost $151)			157

UKRAINE 0.9%

SOVEREIGN ISSUES 0.9%

Ukraine Government International Bonds
0.000% due 02/01/2030 þ(f)		$118	70
0.000% due 02/01/2034 þ(f)		440	210
0.000% due 02/01/2035 þ(f)		371	212
0.000% due 02/01/2036 þ(f)		153	87
4.000% due 02/01/2032		161	122
4.500% due 02/01/2029 þ		200	150
4.500% due 02/01/2034 þ		1,038	636
4.500% due 02/01/2035 þ		401	240
4.500% due 02/01/2036 þ		337	199

Total Ukraine (Cost $1,568)			1,926

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
UNITED ARAB EMIRATES 2.2%

CORPORATE BONDS & NOTES 1.8%

Abu Dhabi Developmental Holding Co. PJSC
5.250% due 10/02/2054		$400	$391
5.375% due 05/08/2029		200	208
5.500% due 05/08/2034		200	212

Adnoc Murban Rsc Ltd.
5.125% due 09/11/2054		1,000	941

DAE Sukuk Difc Ltd.
3.750% due 02/15/2026		200	200
4.500% due 10/16/2030		400	395

DP World Ltd.
6.850% due 07/02/2037		400	452

MDGH GMTN RSC Ltd.
5.084% due 05/22/2053		200	190

NBK SPC Ltd.
1.625% due 09/15/2027 •		700	687

			3,676

SOVEREIGN ISSUES 0.4%

Abu Dhabi Government International Bonds
3.875% due 04/16/2050		200	161
5.500% due 04/30/2054		400	409

Finance Department Government of Sharjah
4.375% due 03/10/2051		400	286

			856

Total United Arab Emirates (Cost $4,453)			4,532

UNITED KINGDOM 2.0%

CORPORATE BONDS & NOTES 1.8%

HSBC Holdings PLC
4.041% due 03/13/2028 •		$200	200
5.210% due 08/11/2028 •		200	203

ICBC Standard Bank PLC
20.000% due 12/13/2029 «	UZS	4,612,000	384

NAK Naftogaz Ukraine via Kondor Finance PLC
7.125% due 07/19/2026	EUR	116	115

Panama Infrastructure Receivable Purchaser PLC
0.000% due 04/05/2032 (e)		$2,800	2,162

Vedanta Resources Finance II PLC
9.125% due 10/15/2032		400	403
9.475% due 07/24/2030		200	205

			3,672

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.2%

Canada Square Funding 6 PLC
4.785% due 01/17/2059 •	GBP	138	186

Rochester Financing No. 3 PLC
4.473% due 12/18/2044 •		101	135

Tower Bridge Funding PLC
4.482% due 12/20/2063 •		35	48

			369

Total United Kingdom (Cost $3,633)			4,041

UNITED STATES 6.8%

ASSET-BACKED SECURITIES 1.4%

C-BASS Trust
3.091% due 01/25/2037 þ		$541	149

Countrywide Asset-Backed Certificates Trust
4.326% due 02/25/2037 •		149	147
4.971% due 11/25/2035 •		233	233

Morgan Stanley ABS Capital I, Inc. Trust
4.611% due 01/25/2035 •		69	68
4.641% due 03/25/2034 •		246	265

Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
4.626% due 09/25/2035 •		500	466

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Soundview Home Loan Trust
4.746% due 10/25/2037 •	$105	$83

Wells Fargo Home Equity Asset-Backed Securities Trust
4.486% due 03/25/2037 •	1,500	1,408

		2,819

CORPORATE BONDS & NOTES 1.0%

Beignet Investor LLC
6.581% due 05/30/2049	980	1,036

Credit Suisse AG AT1 Claim	200	59

DAE Funding LLC
3.375% due 03/20/2028	200	195

Rio Oil Finance Trust
8.200% due 04/06/2028	238	246
9.750% due 01/06/2027	184	190

Rutas 2 & 7 Finance Ltd.
0.000% due 09/30/2036 (e)	513	391

		2,117

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.4%

BCAP LLC Trust
4.141% due 05/26/2037 ~	469	421

Bear Stearns ARM Trust
4.203% due 05/25/2047 ~	4	4

Benchmark Mortgage Trust
3.666% due 01/15/2051 ~	1,000	990

Citigroup Mortgage Loan Trust, Inc.
4.457% due 09/25/2037 ~	9	9

CitiMortgage Alternative Loan Trust
4.496% due 10/25/2036 •	60	47

Countrywide Alternative Loan Trust
4.196% due 05/25/2036 •	111	41

GSR Mortgage Loan Trust
4.521% due 01/25/2036 ~	1	1

IndyMac INDA Mortgage Loan Trust
3.367% due 11/25/2037 ~	49	40

IndyMac INDX Mortgage Loan Trust
4.206% due 02/25/2037 •	119	117
4.486% due 07/25/2045 •	62	47

Lehman XS Trust
4.226% due 09/25/2046 •	87	80
4.346% due 08/25/2037 •	106	105

Morgan Stanley Mortgage Loan Trust
5.782% due 06/25/2036 ~	1	1

SG Residential Mortgage Trust
5.353% due 08/25/2062 þ	796	797

STARM Mortgage Loan Trust
4.564% due 10/25/2037 ~	29	26

WaMu Mortgage Pass-Through Certificates Trust
4.173% due 02/25/2037 ~	9	8
4.569% due 03/25/2036 ~	83	76

Washington Mutual Mortgage Pass-Through Certificates Trust
4.779% due 02/25/2047 •	110	104

		2,914

U.S. GOVERNMENT AGENCIES 1.6%

Federal National Mortgage Association
4.000% due 07/01/2048	21	20

Uniform Mortgage-Backed Security, TBA
3.500% due 03/01/2056	350	323
4.000% due 02/01/2056	500	474
4.500% due 02/01/2056	750	732
5.000% due 02/01/2056	800	797
5.500% due 02/01/2056	950	962

		3,308

U.S. TREASURY OBLIGATIONS 1.4%

U.S. Treasury Bonds
3.250% due 05/15/2042 (m)	100	84

16	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

December 31, 2025

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.625% due 05/15/2054 (m)		$50	$48
4.750% due 11/15/2043 (m)		2,300	2,301
4.875% due 08/15/2045		30	30

U.S. Treasury Notes
4.250% due 08/15/2035		40	40
4.375% due 11/30/2030 (m)		400	412

			2,915

Total United States (Cost $14,034)			14,073

URUGUAY 0.2%

SOVEREIGN ISSUES 0.2%

Uruguay Government International Bonds
5.100% due 06/18/2050		$300	284
5.442% due 02/14/2037		200	208

Total Uruguay (Cost $482)			492

UZBEKISTAN 0.6%

CORPORATE BONDS & NOTES 0.4%

Uzbek Industrial & Construction Bank ATB
8.950% due 07/24/2029		$200	215
21.000% due 07/24/2027	UZS	2,980,000	266

Uzbekneftegaz JSC
4.750% due 11/16/2028		$400	385

			866

SOVEREIGN ISSUES 0.2%

Republic of Uzbekistan International Bonds
3.900% due 10/19/2031		400	371

Total Uzbekistan (Cost $1,129)			1,237

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
VENEZUELA 0.8%

CORPORATE BONDS & NOTES 0.5%

Petroleos de Venezuela SA
5.375% due 04/12/2027 ^(b)		$150	$35
5.500% due 04/12/2037 ^(b)		3,250	761
6.000% due 11/15/2026 ^(b)		1,200	288

			1,084

SOVEREIGN ISSUES 0.3%

Venezuela Government International Bonds
7.650% due 04/21/2035 ^(b)		100	29
9.250% due 09/15/2027 ^(b)		1,190	397
9.250% due 05/07/2028 ^(b)		180	58
9.375% due 01/13/2034 ^(b)		40	13
11.950% due 08/05/2031 ^(b)		560	184

			681

Total Venezuela (Cost $2,900)			1,765

ZAMBIA 0.1%

SOVEREIGN ISSUES 0.1%

Zambia Government International Bonds
0.500% due 12/31/2053		$300	211

Total Zambia (Cost $205)			211

SHORT-TERM INSTRUMENTS 1.3%

NIGERIA TREASURY BILLS 1.1%
27.231% due 02/17/2026 - 06/29/2026 ~(d)(e)	NGN	3,396,217	2,173

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SOUTH AFRICA TREASURY BILLS 0.2%
7.400% due 08/05/2026 - 10/07/2026 (d)(e)	ZAR	8,400	$487

Total Short-Term Instruments (Cost $2,522)			2,660

Total Investments in Securities (Cost $198,236)			197,698

		SHARES
INVESTMENTS IN AFFILIATES 4.2%

SHORT-TERM INSTRUMENTS 4.2%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.2%

PIMCO Short-Term Floating NAV Portfolio III		895,380	8,722

Total Short-Term Instruments (Cost $8,720)			8,722

Total Investments in Affiliates (Cost $8,720)			8,722

Total Investments 100.4% (Cost $206,956)			$206,420

Financial Derivative Instruments (k)(l) (0.2)% (Cost or Premiums, net $(498))			(491)

Other Assets and Liabilities, net (0.2)%			(415)

Net Assets 100.0%			$205,514

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Payment in-kind security.
(b)	Security is not accruing income as of the date of this report.
(c)	Security did not produce income within the last twelve months.
(d)	Coupon represents a weighted average yield to maturity.
(e)	Zero coupon security.
(f)	Security becomes interest bearing at a future date.
(g)	Principal amount of security is adjusted for inflation.
(h)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(i)	Contingent convertible security.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date		Amount Borrowed(1)	Payable for Reverse Repurchase Agreements
BPS	3.450%	12/12/2025	TBD	(2)	$(316)	$(317)
BRC	3.800	12/12/2025	TBD	(2)	(1,971)	(1,975)
MYI	3.000	12/12/2025	TBD	(2)	(460)	(461)
	3.100	12/12/2025	TBD	(2)	(316)	(317)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	17

Schedule of Investments	PIMCO Emerging Markets Bond Portfolio	(Cont.)

Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date		Amount Borrowed(1)	Payable for Reverse Repurchase Agreements
	3.400	12/12/2025	TBD	(2)	$(305)	$(306)
	3.450	12/12/2025	TBD	(2)	(154)	(155)
	3.500	12/12/2025	TBD	(2)	(677)	(678)
	3.600	12/12/2025	TBD	(2)	(383)	(383)
NOM	3.570	12/12/2025	TBD	(2)	(639)	(640)

Total Reverse Repurchase Agreements						$(5,232)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of December 31, 2025:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(3)
Global/Master Repurchase Agreement
BPS	$0	$(317)	$0	$(317)	$310	$(7)
BRC	0	(1,975)	0	(1,975)	2,140	165
MYI	0	(2,300)	0	(2,300)	2,297	(3)
NOM	0	(640)	0	(640)	726	86

Total Borrowings and Other Financing Transactions	$0	$(5,232)	$0

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Sovereign Issues	$0	$0	$0	$(5,232)	$(5,232)

Total Borrowings	$0	$0	$0	$(5,232)	$(5,232)

Payable for reverse repurchase agreements					$(5,232)

(j)	Securities with an aggregate market value of $5,473 have been pledged as collateral under the terms of the above master agreements as of December 31, 2025.

(1)

The average amount of borrowings outstanding during the period ended December 31, 2025 was $(7,290) at a weighted average interest rate of 4.281%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)	Open maturity reverse repurchase agreement.
(3)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(k) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Euro-BTP Future March Futures	03/2026	2	$282	$(1)	$0	$(1)
U.S. Treasury 2-Year Note March Futures	03/2026	34	7,099	6	0	(2)
U.S. Treasury 5-Year Note March Futures	03/2026	166	18,145	(1)	0	(19)
U.S. Treasury 10-Year Note March Futures	03/2026	402	45,200	(75)	0	(82)
U.S. Treasury Ultra Long-Term Bond March Futures	03/2026	5	590	(15)	0	(2)

				$(86)	$0	$(106)

18	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

December 31, 2025

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Euro-Bobl March Futures	03/2026	2	$(273)	$2	$0	$0
Euro-Bund March Futures	03/2026	14	(2,099)	29	4	0
Euro-Schatz March Futures	03/2026	9	(1,129)	2	0	0

				$33	$4	$0

Total Futures Contracts				$(53)	$4	$(106)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - BUY PROTECTION(1)

Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
								Asset	Liability
CDX.EM-38 5-Year Index	(1.000)%	Quarterly	12/20/2027	$1,000	$57	$(65)	$(8)	$1	$0
CDX.EM-39 5-Year Index	(1.000)	Quarterly	06/20/2028	900	56	(63)	(7)	0	0
CDX.EM-42 5-Year Index	(1.000)	Quarterly	12/20/2029	1,900	44	(45)	(1)	0	0

					$157	$(173)	$(16)	$1	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
								Asset	Liability
CDX.EM-44 5-Year Index	1.000%	Quarterly	12/20/2030	$625	$(14)	$7	$(7)	$0	$0

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount			Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
											Asset	Liability
Pay	1-Day USD-SOFR Compounded-OIS	1.500%	Semi-Annual	06/21/2027	$		5,700	$212	$(389)	$(177)	$0	$(3)
Pay	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	12/15/2028			400	2	(26)	(24)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2029			1,500	(44)	59	15	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029			3,625	(17)	65	48	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029			2,920	(94)	55	(39)	4	0
Pay	1-Day USD-SOFR Compounded-OIS	3.000	Annual	03/19/2030			3,300	(174)	86	(88)	0	(5)
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.290	Annual	05/31/2030			4,725	1	19	20	7	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.375	Annual	05/31/2030			6,262	6	0	6	9	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2030			8,200	230	(245)	(15)	13	0
Pay	1-Day USD-SOFR Compounded-OIS	1.750	Semi-Annual	12/15/2031			200	3	(25)	(22)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.730	Annual	08/03/2033			200	(1)	2	1	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.735	Annual	08/07/2033			200	(1)	2	1	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.165	Annual	09/27/2033			400	(2)	16	14	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.155	Annual	10/02/2033			300	(1)	11	10	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.170	Annual	10/03/2033			400	(2)	16	14	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.030	Annual	10/04/2033			100	0	3	3	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.175	Annual	10/10/2033			300	(1)	12	11	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.150	Annual	10/12/2033			300	(1)	11	10	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.220	Annual	10/20/2033			200	(1)	9	8	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.230	Annual	10/23/2033			200	(1)	9	8	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.255	Annual	10/23/2033			100	0	4	4	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2033			680	(37)	29	(8)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	03/20/2034			2,900	(123)	7	(116)	6	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034			1,500	8	(9)	(1)	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034			700	(11)	10	(1)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	03/19/2035			800	58	(20)	38	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2035			1,000	(7)	11	4	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2036			400	(1)	5	4	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2039			100	6	(3)	3	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2039			500	(2)	16	14	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.830	Annual	10/12/2053			100	(1)	(5)	(6)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.870	Annual	10/17/2053			200	(1)	(9)	(10)	0	(1)
Receive	1-Year BRL-CDI	11.253	Maturity	01/04/2027		BRL	6,400	0	51	51	0	0
Pay	1-Year BRL-CDI	11.550	Maturity	01/04/2027			400	0	(3)	(3)	0	0

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	19

Schedule of Investments	PIMCO Emerging Markets Bond Portfolio	(Cont.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Year BRL-CDI	11.570%	Maturity	01/04/2027	BRL	5,700	$0	$(37)	$(37)	$0	$0
Receive	1-Year BRL-CDI	13.055	Maturity	01/04/2027		2,200	0	0	0	0	0
Pay	1-Year BRL-CDI	13.015	Maturity	01/02/2029		1,200	(1)	0	(1)	0	0
Pay	1-Year BRL-CDI	13.265	Maturity	01/02/2029		2,800	0	1	1	0	0
Pay	1-Year BRL-CDI	13.310	Maturity	01/02/2029		1,700	0	0	0	0	0
Pay	1-Year BRL-CDI	13.320	Maturity	01/02/2029		2,800	0	1	1	0	0
Pay	3-Month PLN-WIBOR	4.855	Annual	02/10/2030	PLN	5,400	7	96	103	2	0
Receive	3-Month PLN-WIBOR	4.075	Annual	04/11/2030		5,400	0	(51)	(51)	0	(2)
Receive	6-Month CLP-CHILIBOR	5.511	Semi-Annual	11/13/2033	CLP	623,400	0	(23)	(23)	0	0
Pay	6-Month CLP-CHILIBOR	4.855	Semi-Annual	12/18/2033		600,000	0	(8)	(8)	0	0
Pay	6-Month CZK-PRIBOR	4.250	Annual	04/18/2029	CZK	12,400	15	9	24	1	0
Pay	6-Month CZK-PRIBOR	3.530	Annual	07/15/2029		56,100	0	(16)	(16)	2	0
Pay	6-Month CZK-PRIBOR	3.080	Annual	10/03/2029		34,000	0	(40)	(40)	2	0
Receive	6-Month CZK-PRIBOR	3.325	Annual	05/09/2030		51,000	0	4	4	0	(4)
Receive	6-Month CZK-PRIBOR	3.363	Annual	05/29/2030		40,900	19	(18)	1	0	(3)
Pay(5)	6-Month EUR-EURIBOR	2.000	Annual	03/18/2028	EUR	9,200	(71)	6	(65)	0	(1)
Pay	6-Month EUR-EURIBOR	3.370	Annual	10/09/2028		300	(1)	12	11	0	0
Pay	6-Month EUR-EURIBOR	3.450	Annual	10/20/2028		300	(1)	12	11	0	0
Pay	6-Month EUR-EURIBOR	2.818	Annual	06/26/2029		1,100	33	2	35	0	0
Pay(5)	6-Month EUR-EURIBOR	2.500	Annual	03/18/2031		800	4	(9)	(5)	0	(1)
Pay	6-Month EUR-EURIBOR	3.300	Annual	10/03/2033		300	(1)	15	14	0	0
Receive(5)	6-Month EUR-EURIBOR	2.750	Annual	03/18/2036		6,100	14	115	129	8	0
Receive(5)	6-Month EUR-EURIBOR	3.000	Annual	03/18/2056		40	(1)	3	2	0	0
Pay	6-Month HUF-BBR	5.955	Annual	05/08/2030	HUF	912,000	0	75	75	7	0
Receive	6-Month HUF-BBR	6.190	Annual	11/18/2030		188,500	6	(9)	(3)	0	(2)
Receive	6-Month HUF-BBR	6.410	Annual	11/21/2030		332,100	0	(14)	(14)	0	(3)
Receive	6-Month HUF-BBR	6.439	Annual	11/24/2030		100,800	0	(5)	(5)	0	(1)
Receive	6-Month HUF-BBR	6.500	Annual	11/25/2030		131,400	0	(7)	(7)	0	(1)

							$25	$(112)	$(87)	$73	$(40)

Total Swap Agreements							$168	$(278)	$(110)	$74	$(40)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of December 31, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$4	$74	$78	$0	$(106)	$(40)	$(146)

Cash of $2,371 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2025. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

20	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

December 31, 2025

(l) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BOA	01/2026	BRL	1,506		$274	$0	$(1)
	01/2026	PYG	121,975		17	0	(2)
	01/2026	TWD	663		22	1	0
	01/2026		$278	BRL	1,506	0	(3)
	01/2026		113	EUR	96	0	0
	02/2026	DOP	15,582		$244	1	(1)
	02/2026	PYG	772,055		107	0	(10)
	02/2026	TRY	12,624		264	0	(23)
	03/2026	PEN	498		148	0	0
	03/2026		$79	EGP	3,896	0	0
	06/2026	PEN	2,949		$871	0	0
	08/2026	ZAR	4,827		273	0	(14)

BPS	01/2026	AUD	121		79	0	(2)
	01/2026	PHP	856		14	0	0
	01/2026	TWD	2,758		90	2	0
	01/2026		$41	CNH	288	0	0
	03/2026	CZK	1,443		$69	0	(1)
	03/2026	TWD	611		20	0	0
	04/2026	BRL	6,500		1,138	0	(24)
	05/2026		$184	KWD	56	0	(1)
	06/2026		272		83	0	(1)
	07/2026		119		36	0	0
	06/2027		70		21	0	(1)
	05/2029	KWD	280		$964	38	0
	07/2029		62		214	8	0
	05/2030		170		585	21	0
	08/2030		24		82	1	0

BRC	01/2026		$842	EUR	726	11	0
	01/2026		70	MYR	287	1	0
	01/2026	ZAR	3,711		$214	0	(10)
	02/2026	TRY	10,953		242	0	(6)
	02/2026		$2,462	TRY	112,965	73	0
	03/2026		53		2,415	1	0

BSH	02/2026	PEN	1,710		$489	0	(19)
	03/2026		$119	PEN	404	1	0
	04/2026	BRL	12,500		$2,201	2	(35)

CBK	01/2026		1,398		254	0	(1)
	01/2026	DOP	2,984		46	0	(1)
	01/2026	EUR	58		68	0	(1)
	01/2026	PYG	179,625		25	0	(2)
	01/2026	TWD	2,960		97	3	0
	01/2026		$258	BRL	1,398	0	(3)
	01/2026		105	EUR	90	1	0
	02/2026	NGN	243,375		$165	0	(3)
	02/2026		$7	EGP	344	0	0
	03/2026	TWD	664		$21	0	0
	05/2026		$15	NGN	23,340	1	0
	11/2026	NGN	24,510		$15	0	0

DUB	01/2026	KRW	34,517		24	0	0
	01/2026	UGX	194,737		55	2	0
	01/2026		$160	EGP	7,848	4	0
	01/2026		61	ILS	193	0	0
	01/2026	ZAR	6,613		$380	0	(19)
	02/2026	HUF	46,928		143	0	(1)
	02/2026	ILS	193		61	0	0
	03/2026		$222	KZT	125,913	21	0
	04/2026		73	EGP	3,712	3	0
	06/2026	KZT	70,791		$132	0	(1)
	09/2026	PKR	27,266		92	0	(3)
	11/2026	UZS	2,177,675		167	0	(2)
	12/2026		3,837,990		295	0	(2)

FAR	01/2026	AUD	136		88	0	(3)
	01/2026	GBP	325		427	0	(11)
	01/2026	MXN	12,482		673	0	(19)
	01/2026	SGD	74		57	0	0

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	21

Schedule of Investments	PIMCO Emerging Markets Bond Portfolio	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	01/2026		$20	CNH	144	$0	$0
	01/2026		32	ILS	103	0	0
	01/2026		53	PLN	192	1	0
	01/2026	ZAR	4,586		$267	0	(10)
	02/2026	ILS	103		32	0	0

GLM	01/2026	BRL	2,992		552	6	0
	01/2026	CHF	89		112	0	(2)
	01/2026	DOP	37,306		602	15	0
	01/2026	ILS	383		119	0	(2)
	01/2026	NGN	44,010		30	0	0
	01/2026		$544	BRL	2,992	2	0
	01/2026		7	MYR	28	0	0
	01/2026		61	NGN	88,020	0	0
	01/2026		47	PLN	173	1	0
	01/2026		0	THB	1	0	0
	01/2026	ZAR	3,410		$198	0	(8)
	02/2026	DOP	19,906		313	1	0
	02/2026		$105	TRY	4,800	3	0
	03/2026	BRL	5,541		$1,000	2	0
	03/2026	DOP	13,102		207	2	0
	03/2026		$5	BRL	30	0	0
	03/2026		958	DOP	62,322	19	0
	04/2026	BRL	25,400		$4,478	12	(74)
	05/2026	DOP	20,543		314	0	(4)

IND	01/2026		$41	EGP	2,045	1	0

JPM	01/2026	ILS	626		$192	0	(5)
	01/2026		$85	CNH	598	1	0
	01/2026		15	EGP	746	0	0
	01/2026		64	KRW	91,151	0	0
	01/2026		34	PLN	126	1	0
	01/2026	ZAR	1,250		$73	0	(3)
	02/2026	KRW	91,031		64	0	0
	02/2026		$25	NGN	38,628	1	0
	06/2027	UZS	154,501		$11	0	0

MBC	01/2026	CAD	271		192	0	(5)
	01/2026	EGP	136		3	0	0
	01/2026	EUR	1,098		1,274	0	(17)
	01/2026		$464	EGP	22,427	3	0
	01/2026		232	EUR	199	2	0
	01/2026		234	GBP	173	0	(1)
	01/2026		162	THB	5,232	5	0
	02/2026		0	EGP	5	0	0
	04/2026		1		53	0	0
	05/2026		9		438	0	0
	10/2026	ZAR	3,097		$174	0	(9)

MYI	01/2026		$0	EGP	5	0	0
	10/2026		257	AZN	460	4	0
	10/2027		515		947	0	(15)
NGF	01/2026	KRW	56,583		$39	0	(1)

SCX	01/2026	TWD	719		24	1	0
	01/2026		$41	CNH	287	0	0
	01/2026		117	EGP	5,758	4	0
	02/2026		30	NGN	44,860	1	0
	04/2026		107	EGP	5,527	5	0

SOG	01/2026	EUR	17,459		$20,214	0	(313)
	02/2026		$354	EGP	17,378	5	0
	03/2026		$2	MXN	43	0	0
	04/2026	UGX	257,400		$72	2	0

UAG	01/2026		$32	PLN	118	1	0
	01/2026	ZAR	6,478		$372	0	(18)

Total Forward Foreign Currency Contracts						$297	$(713)

22	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

December 31, 2025

WRITTEN OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Put - OTC USD versus TRY	TRY	43.000	01/12/2026	3,954	$(89)	$(2)
	Call - OTC USD versus TRY		56.500	01/12/2026	1,546	(62)	(1)
	Call - OTC USD versus TRY		56.750	02/03/2026	1,935	(69)	(5)

GLM	Call - OTC USD verses TRY		47.700	02/09/2026	759	(14)	(5)

Total Written Options						$(234)	$(13)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION(2)

Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2025(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(6)
									Asset	Liability
BOA	Mexico Government International Bonds	(1.000)%	Quarterly	06/20/2035	1.562%	$200	$14	$(5)	$9	$0
	Oman Government International Bonds	(1.000)	Quarterly	12/20/2027	0.340	100	3	(4)	0	(1)
	Panama Government International Bonds	(1.000)	Quarterly	06/20/2029	0.910	200	5	(6)	0	(1)

BPS	Oman Government International Bonds	(1.000)	Quarterly	12/20/2027	0.340	100	3	(4)	0	(1)

BRC	Mexico Government International Bonds	(1.000)	Quarterly	06/20/2035	1.562	200	13	(4)	9	0
	Saudi Arabia Government International Bonds	(1.000)	Quarterly	06/20/2034	0.977	2,200	(24)	20	0	(4)

CBK	Mexico Government International Bonds	(1.000)	Quarterly	06/20/2035	1.562	100	7	(3)	4	0

GST	Mexico Government International Bonds	(1.000)	Quarterly	06/20/2035	1.562	100	7	(3)	4	0
	Saudi Arabia Government International Bonds	(1.000)	Quarterly	06/20/2034	0.977	700	(8)	6	0	(2)

MYC	Saudi Arabia Government International Bonds	(1.000)	Quarterly	06/20/2034	0.977	1,200	(13)	11	0	(2)

							$7	$8	$26	$(11)

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(3)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2025(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(6)
									Asset	Liability
BOA	Argentine Republic Government International Bonds	5.000%	Quarterly	06/20/2027	5.525%	$290	$(38)	$36	$0	$(2)
	Brazil Government International Bonds	1.000	Quarterly	06/20/2035	2.219	200	(28)	10	0	(18)
	Chile Government International Bonds	1.000	Quarterly	12/20/2026	0.146	100	1	0	1	0
	Colombia Government International Bonds	1.000	Quarterly	12/20/2030	2.076	1,000	(51)	4	0	(47)

BPS	Brazil Government International Bonds	1.000	Quarterly	12/20/2027	0.627	200	(15)	16	1	0
	Chile Government International Bonds	1.000	Quarterly	12/20/2027	0.181	1,000	(5)	21	16	0
	Mexico Government International Bonds	1.000	Quarterly	06/20/2026	0.221	1,000	6	(2)	4	0
	Mexico Government International Bonds	1.000	Quarterly	12/20/2026	0.290	300	0	2	2	0
	Mexico Government International Bonds	1.000	Quarterly	12/20/2027	0.398	400	1	4	5	0
	Peru Government International Bonds	1.000	Quarterly	06/20/2026	0.206	600	4	(2)	2	0
	Serbia Government International Bonds	1.000	Quarterly	12/20/2027	0.656	200	(18)	19	1	0

BRC	Benin Government International Bonds	1.000	Quarterly	06/20/2026	0.986	200	(7)	7	0	0
	Chile Government International Bonds	1.000	Quarterly	06/20/2026	0.114	1,000	17	(13)	4	0
	Cote D’ivoire Government International Bonds	1.000	Quarterly	06/20/2026	0.853	100	(3)	3	0	0
	Nigeria Government International Bonds	1.000	Quarterly	12/20/2029	2.965	300	(44)	23	0	(21)
	Saudi Arabia Government International Bonds	1.000	Quarterly	06/20/2030	0.622	4,100	58	7	65	0
	Turkiye Government International Bonds	1.000	Quarterly	12/20/2029	1.686	100	(7)	5	0	(2)

CBK	Benin Government International Bonds	1.000	Quarterly	06/20/2026	0.986	25	(1)	1	0	0
	Colombia Government International Bonds	1.000	Quarterly	12/20/2030	2.076	1,900	(95)	6	0	(89)
	Cote D’ivoire Government International Bonds	1.000	Quarterly	06/20/2026	0.853	150	(5)	5	0	0
	Cote D’ivoire Government International Bonds	1.000	Quarterly	06/20/2030	2.371	100	(13)	8	0	(5)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	23

Schedule of Investments	PIMCO Emerging Markets Bond Portfolio	(Cont.)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2025(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(6)
									Asset	Liability
DUB	Colombia Government International Bonds	1.000%	Quarterly	12/20/2030	2.076%	$200	$(10)	$1	$0	$(9)
	Nigeria Government International Bonds	1.000	Quarterly	12/20/2029	2.965	200	(33)	19	0	(14)
	Petroleos Mexicanos «	4.750	Monthly	07/06/2026	—♦	412	0	4	4	0
	Petroleos Mexicanos «	4.850	Monthly	07/06/2026	—♦	741	0	7	7	0
	Turkiye Government International Bonds	1.000	Quarterly	06/20/2030	1.878	100	(10)	7	0	(3)

GLM	Mexico Government International Bonds	1.000	Quarterly	06/20/2029	0.635	400	(2)	7	5	0

GST	Benin Government International Bonds	1.000	Quarterly	12/20/2030	1.379	500	(11)	3	0	(8)
	Indonesia Government International Bonds	1.000	Quarterly	12/20/2030	0.689	3,600	29	23	52	0
	Israel Government International Bonds	1.000	Quarterly	06/20/2026	0.204	200	0	1	1	0
	Mexico Government International Bonds	1.000	Quarterly	12/20/2028	0.534	100	(1)	2	1	0
	Peru Government International Bonds	1.000	Quarterly	06/20/2026	0.206	1,500	7	(1)	6	0
	Saudi Arabia Government International Bonds	1.000	Quarterly	06/20/2030	0.622	3,600	53	4	57	0

JPM	Cote D’ivoire Government International Bonds	1.000	Quarterly	06/20/2030	2.371	50	(6)	3	0	(3)
	Poland Government International Bonds	1.000	Quarterly	06/20/2028	0.349	100	0	2	2	0
	Republic of South Africa Government International Bonds	1.000	Quarterly	12/20/2035	2.305	300	(35)	5	0	(30)
	Saudi Arabia Government International Bonds	1.000	Quarterly	06/20/2030	0.622	300	5	0	5	0
	State Oil Company of Azerbaijan	5.000	Quarterly	06/20/2026	1.635	100	1	1	2	0
	Turkiye Government International Bonds	1.000	Quarterly	12/20/2029	1.686	500	(34)	22	0	(12)

MYC	Argentine Republic Government International Bonds	5.000	Quarterly	06/20/2027	5.525	100	(21)	20	0	(1)
	Chile Government International Bonds	1.000	Quarterly	12/20/2026	0.146	700	4	2	6	0
	Mexico Government International Bonds	1.000	Quarterly	06/20/2027	0.362	200	(1)	3	2	0
	Mexico Government International Bonds	1.000	Quarterly	06/20/2028	0.480	100	(2)	3	1	0
	Mexico Government International Bonds	1.000	Quarterly	12/20/2028	0.534	500	(5)	12	7	0
	Nigeria Government International Bonds	1.000	Quarterly	06/20/2030	3.028	20	(5)	3	0	(2)
	Panama Government International Bonds	1.000	Quarterly	06/20/2030	1.136	200	(9)	8	0	(1)
	Peru Government International Bonds	1.000	Quarterly	06/20/2026	0.206	1,800	3	4	7	0
	Qatar Government International Bonds	1.000	Quarterly	12/20/2026	0.084	300	4	(1)	3	0
	Turkiye Government International Bonds	1.000	Quarterly	12/20/2028	1.313	1,300	(117)	106	0	(11)

							$(439)	$430	$269	$(278)

Total Swap Agreements							$(432)	$438	$295	$(289)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of December 31, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(7)
BOA	$2	$0	$10	$12	$(54)	$(8)	$(69)	$(131)	$(119)	$173	$54
BPS	70	0	31	101	(30)	0	(1)	(31)	70	0	70
BRC	86	0	78	164	(16)	0	(27)	(43)	121	0	121
BSH	3	0	0	3	(54)	0	0	(54)	(51)	0	(51)
CBK	5	0	4	9	(11)	0	(94)	(105)	(96)	0	(96)
DUB	30	0	11	41	(28)	0	(26)	(54)	(13)	0	(13)
FAR	1	0	0	1	(43)	0	0	(43)	(42)	0	(42)
GLM	63	0	5	68	(90)	(5)	0	(95)	(27)	0	(27)
GST	0	0	121	121	0	0	(10)	(10)	111	0	111
IND	1	0	0	1	0	0	0	0	1	0	1
JPM	3	0	9	12	(8)	0	(45)	(53)	(41)	0	(41)
MBC	10	0	0	10	(32)	0	0	(32)	(22)	0	(22)
MYC	0	0	26	26	0	0	(17)	(17)	9	(20)	(11)
MYI	4	0	0	4	(15)	0	0	(15)	(11)	(10)	(21)
NGF	0	0	0	0	(1)	0	0	(1)	(1)	0	(1)
SCX	11	0	0	11	0	0	0	0	11	0	11
SOG	7	0	0	7	(313)	0	0	(313)	(306)	328	22
UAG	1	0	0	1	(18)	0	0	(18)	(17)	0	(17)

Total Over the Counter	$297	$0	$295	$592	$(713)	$(13)	$(289)	$(1,015)

24	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

December 31, 2025

(m)

Securities with an aggregate market value of $501 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2025.

♦	Implied credit spread is not available due to significant unobservable inputs being used in the fair valuation.
(1)	Notional Amount represents the number of contracts.
(2)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Statement of Assets and Liabilities as of December 31, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$4	$4
Swap Agreements	0	1	0	0	73	74

	$0	$1	$0	$0	$77	$78

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$297	$0	$297
Swap Agreements	0	295	0	0	0	295

	$0	$295	$0	$297	$0	$592

	$0	$296	$0	$297	$77	$670

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$106	$106
Swap Agreements	0	0	0	0	40	40

	$0	$0	$0	$0	$146	$146

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$713	$0	$713
Written Options	0	0	0	13	0	13
Swap Agreements	0	289	0	0	0	289

	$0	$289	$0	$726	$0	$1,015

	$0	$289	$0	$726	$146	$1,161

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	25

Schedule of Investments	PIMCO Emerging Markets Bond Portfolio	(Cont.)

The effect of Financial Derivative Instruments on the Statement of Operations for the period ended December 31, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$1,096	$1,096
Swap Agreements	0	(11)	0	0	346	335

	$0	$(11)	$0	$0	$1,442	$1,431

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(2,515)	$0	$(2,515)
Purchased Options	0	(66)	0	0	0	(66)
Written Options	0	67	0	141	0	208
Swap Agreements	0	309	0	0	0	309

	$0	$310	$0	$(2,374)	$0	$(2,064)

	$0	$299	$0	$(2,374)	$1,442	$(633)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$389	$389
Swap Agreements	0	(68)	0	0	(20)	(88)

	$0	$(68)	$0	$0	$369	$301

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(2,482)	$0	$(2,482)
Written Options	0	0	0	193	0	193
Swap Agreements	0	362	0	0	0	362

	$0	$362	$0	$(2,289)	$0	$(1,927)

	$0	$294	$0	$(2,289)	$369	$(1,626)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of December 31, 2025 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2025
Investments in Securities, at Value
Albania
Sovereign Issues	$0	$233	$0	$233
Angola
Sovereign Issues	0	1,168	0	1,168
Argentina
Sovereign Issues	0	7,145	0	7,145
Armenia
Sovereign Issues	0	743	0	743
Azerbaijan
Corporate Bonds & Notes	0	1,110	0	1,110
Bahrain
Sovereign Issues	0	1,204	0	1,204
Bermuda
Corporate Bonds & Notes	0	389	0	389
Brazil
Corporate Bonds & Notes	0	3,488	0	3,488
Sovereign Issues	0	9,659	0	9,659
Bulgaria
Sovereign Issues	0	882	0	882
Cameroon
Sovereign Issues	0	747	0	747
Canada
Corporate Bonds & Notes	0	311	0	311
Cayman Islands
Asset-Backed Securities	0	250	0	250
Convertible Bonds & Notes	0	3	48	51
Corporate Bonds & Notes	0	3,323	1,180	4,503
Sovereign Issues	0	603	0	603
Chile
Corporate Bonds & Notes	0	3,774	0	3,774
Sovereign Issues	0	1,264	0	1,264

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2025
China
Common Stocks	$0	$4	$0	$4
Sovereign Issues	0	505	0	505
Colombia
Corporate Bonds & Notes	0	1,447	0	1,447
Sovereign Issues	0	3,128	0	3,128
Costa Rica
Sovereign Issues	0	603	0	603
Czech Republic
Corporate Bonds & Notes	0	503	0	503
Dominican Republic
Sovereign Issues	0	5,229	0	5,229
Ecuador
Sovereign Issues	0	2,778	0	2,778
Egypt
Sovereign Issues	0	3,670	0	3,670
El Salvador
Corporate Bonds & Notes	0	537	0	537
Sovereign Issues	0	933	0	933
Gabon
Sovereign Issues	0	261	0	261
Germany
Loan Participations and Assignments	0	1,114	0	1,114
Ghana
Sovereign Issues	0	1,250	0	1,250
Guatemala
Sovereign Issues	0	1,433	0	1,433
Hong Kong
Corporate Bonds & Notes	0	646	0	646
Hungary
Corporate Bonds & Notes	0	212	0	212
Sovereign Issues	0	3,116	0	3,116

26	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

December 31, 2025

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2025
India
Corporate Bonds & Notes	$0	$428	$0	$428
Sovereign Issues	0	479	0	479
Indonesia
Corporate Bonds & Notes	0	5,392	0	5,392
Sovereign Issues	0	1,115	0	1,115
Ireland
Corporate Bonds & Notes	0	239	0	239
Loan Participations and Assignments	0	0	1,060	1,060
Sovereign Issues	0	1,454	0	1,454
Isle of Man
Corporate Bonds & Notes	0	106	0	106
Israel
Corporate Bonds & Notes	0	489	0	489
Sovereign Issues	0	312	0	312
Italy
Sovereign Issues	0	211	0	211
Ivory Coast
Loan Participations and Assignments	0	0	1,173	1,173
Sovereign Issues	0	1,771	0	1,771
Jamaica
Corporate Bonds & Notes	0	156	0	156
Jordan
Sovereign Issues	0	923	0	923
Kazakhstan
Corporate Bonds & Notes	0	580	0	580
Sovereign Issues	0	1,178	0	1,178
Kenya
Sovereign Issues	0	1,659	0	1,659
Kuwait
Sovereign Issues	0	1,001	0	1,001
Latvia
Sovereign Issues	0	514	0	514
Lebanon
Sovereign Issues	0	164	0	164
Luxembourg
Common Stocks	0	0	223	223
Corporate Bonds & Notes	0	3,631	0	3,631
Sovereign Issues	0	2,550	0	2,550
Macedonia
Sovereign Issues	0	609	0	609
Malaysia
Corporate Bonds & Notes	0	685	0	685
Sovereign Issues	0	297	0	297
Mexico
Corporate Bonds & Notes	0	7,442	0	7,442
Sovereign Issues	0	6,141	0	6,141
Mongolia
Sovereign Issues	0	213	0	213
Morocco
Corporate Bonds & Notes	0	629	0	629
Sovereign Issues	0	146	0	146
Netherlands
Corporate Bonds & Notes	0	2,664	0	2,664
Nigeria
Corporate Bonds & Notes	0	727	0	727
Sovereign Issues	0	3,303	0	3,303
Oman
Sovereign Issues	0	2,138	0	2,138
Pakistan
Sovereign Issues	0	998	0	998
Panama
Corporate Bonds & Notes	0	623	0	623
Sovereign Issues	0	1,780	0	1,780
Paraguay
Sovereign Issues	0	1,096	0	1,096
Peru
Corporate Bonds & Notes	0	3,744	0	3,744
Sovereign Issues	0	1,495	0	1,495

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2025
Philippines
Corporate Bonds & Notes	$0	$506	$0	$506
Sovereign Issues	0	1,613	0	1,613
Poland
Corporate Bonds & Notes	0	211	0	211
Sovereign Issues	0	2,263	0	2,263
Qatar
Corporate Bonds & Notes	0	776	0	776
Republic of Korea
Sovereign Issues	0	192	0	192
Romania
Sovereign Issues	0	4,083	0	4,083
Russia
Sovereign Issues	0	210	0	210
Saudi Arabia
Corporate Bonds & Notes	0	2,429	0	2,429
Sovereign Issues	0	3,082	0	3,082
Senegal
Sovereign Issues	0	1,315	0	1,315
Serbia
Sovereign Issues	0	906	0	906
Singapore
Corporate Bonds & Notes	0	311	0	311
Slovenia
Sovereign Issues	0	728	0	728
South Africa
Corporate Bonds & Notes	0	843	0	843
Sovereign Issues	0	4,003	0	4,003
Spain
Corporate Bonds & Notes	0	208	0	208
Sri Lanka
Sovereign Issues	0	1,253	0	1,253
Supranational
Corporate Bonds & Notes	0	1,439	0	1,439
Suriname
Sovereign Issues	0	310	0	310
Thailand
Corporate Bonds & Notes	0	806	0	806
Trinidad and Tobago
Corporate Bonds & Notes	0	393	0	393
Sovereign Issues	0	307	0	307
Turkey
Corporate Bonds & Notes	0	998	0	998
Loan Participations and Assignments	0	0	2,359	2,359
Sovereign Issues	0	8,629	0	8,629
Uganda
Sovereign Issues	0	157	0	157
Ukraine
Sovereign Issues	0	1,926	0	1,926
United Arab Emirates
Corporate Bonds & Notes	0	3,676	0	3,676
Sovereign Issues	0	856	0	856
United Kingdom
Corporate Bonds & Notes	0	3,288	384	3,672
Non-Agency Mortgage-Backed Securities	0	369	0	369
United States
Asset-Backed Securities	0	2,819	0	2,819
Corporate Bonds & Notes	0	2,117	0	2,117
Non-Agency Mortgage-Backed Securities	0	2,914	0	2,914
U.S. Government Agencies	0	3,308	0	3,308
U.S. Treasury Obligations	0	2,915	0	2,915
Uruguay
Sovereign Issues	0	492	0	492
Uzbekistan
Corporate Bonds & Notes	0	866	0	866
Sovereign Issues	0	371	0	371
Venezuela
Corporate Bonds & Notes	0	1,084	0	1,084
Sovereign Issues	0	681	0	681

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	27

Schedule of Investments	PIMCO Emerging Markets Bond Portfolio	(Cont.)

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2025
Zambia
Sovereign Issues	$0	$211	$0	$211
Short-Term Instruments
Nigeria Treasury Bills	0	2,173	0	2,173
South Africa Treasury Bills	0	487	0	487

	$0	$191,271	$6,427	$197,698

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$8,722	$0	$0	$8,722

Total Investments	$8,722	$191,271	$6,427	$206,420

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2025

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$4	$74	$0	$78
Over the counter	0	581	11	592

	$4	$655	$11	$670

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(1)	(145)	0	(146)
Over the counter	0	(1,015)	0	(1,015)

	$(1)	$(1,160)	$0	$(1,161)

Total Financial Derivative Instruments	$3	$(505)	$11	$(491)

Totals	$8,725	$190,766	$6,438	$205,929

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended December 31, 2025:

Category and Subcategory	Beginning Balance at 12/31/2024	Net Purchases(1)	Net Sales/ Settlements(1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2025	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2025(2)
Investments in Securities, at Value
Cayman Islands
Convertible Bonds & Notes	$0	$45	$0	$12	$0	$(9)	$0	$0	$48	$(9)
Corporate Bonds & Notes	0	1,170	0	0	0	10	0	0	1,180	10
Ireland
Loan Participations and Assignments	0	969	0	1	0	90	0	0	1,060	90
Sovereign Issues	287	0	(164)	3	5	(2)	0	(129)	0	0
Ivory Coast
Loan Participations and Assignments	1,034	0	0	2	0	137	0	0	1,173	137
Luxembourg
Common Stocks	249	0	0	0	0	(26)	0	0	223	(26)
Turkey
Loan Participations and Assignments	1,058	0	0	(1)	0	124	1,178	0	2,359	124
United Kingdom
Corporate Bonds & Notes	719	384	(817)	108	(22)	12	0	0	384	(1)
United States
Asset-Backed Securities	196	0	(196)	0	0	0	0	0	0	0

	$3,543	$2,568	$(1,177)	$125	$(17)	$336	$1,178	$(129)	$6,427	$325

Financial Derivative Instruments - Assets
Over the counter	$0	$5	$0	$0	$0	$6	$0	$0	$11	$6

Totals	$3,543	$2,573	$(1,177)	$125	$(17)	$342	$1,178	$(129)	$6,438	$331

28	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

December 31, 2025

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 12/31/2025	Valuation Technique	Unobservable Inputs	(% Unless Noted Otherwise)
				Input Value(s)	Weighted Average
Investments in Securities, at Value
Cayman Islands
Convertible Bonds & Notes	$48	Indicative Market Quotation	Broker Quote	16.000-21.500	16.757
Corporate Bonds & Notes	1,180	Discounted Cash Flow	Discount Rate	5.429	—
Ireland
Loan Participations and Assignments	1,060	Discounted Cash Flow	Discount Rate	3.939	—
Ivory Coast
Loan Participations and Assignments	1,173	Discounted Cash Flow	Discount Rate	6.177	—
Luxembourg
Common Stocks	223	Indicative Market Quotation	Broker Quote	$22.563	—
Turkey
Loan Participations and Assignments	1,181	Discounted Cash Flow	Discount Rate	4.834	—
	1,178	Third Party Vendor	Broker Quote	100.250	—
United Kingdom
Corporate Bonds & Notes	384	Proxy Pricing	Base Price	99.972	—

Financial Derivative Instruments - Assets
Over the counter	11	Indicative Market Quotation	Broker Quote	0.497-0.524	0.514

Total	$6,438

(1)

Net Purchases and Settlements for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2025 may be due to an investment no longer held or categorized as Level 3 at period end.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	29

Notes to Financial Statements

1. ORGANIZATION

PIMCO Variable Insurance Trust (the “Trust”) is a Delaware statutory trust established under a trust instrument dated October 3, 1997. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans. Information presented in these financial statements pertains to the Institutional Class, Class M, Administrative Class and Advisor Class shares of the PIMCO Emerging Markets Bond Portfolio (the “Portfolio”) offered by the Trust. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Portfolio.

Hereinafter, the Board of Trustees of the Portfolio shall be collectively referred to as the “Board.”

The Portfolio has adopted the Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280) — Improvements to Reportable Segment Disclosures. Adoption of the standard impacted financial statement disclosures only and did not affect the Portfolio’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and to assess its performance, and has discrete financial information available. The Officers, as listed in the Management of the Trust section of the most recent Statement of Additional Information, act as the Portfolio’s CODM. The Portfolio represents a single operating segment, as the CODM monitors the operating results of the Portfolio as a whole and the Portfolio’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Portfolio’s portfolio managers as a team. The financial information in the form of the Portfolio’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Portfolio’s comparative benchmarks and to make resource allocation decisions for the Portfolio’s single segment, is consistent with that presented within the Portfolio’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Portfolio is treated as an investment company under the reporting requirements of U.S. GAAP, including but not limited to ASC 946. The functional and reporting currency for the Portfolio is the U.S. dollar. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statement of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Statement of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt

30	PIMCO VARIABLE INSURANCE TRUST

December 31, 2025

obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable. A debt obligation may be granted, in certain situations, a contractual or non-contractual forbearance for interest payments that are expected to be paid after agreed upon pay dates.

(b) Foreign Taxes The Portfolio may be subject to foreign taxes on income, stock dividends, capital gains on investments or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Portfolio invests. These foreign taxes, if any, are paid by the Portfolio and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable as of December 31, 2025, if any, are disclosed in the Statement of Assets and Liabilities.

(c) Foreign Currency Translation The market values of foreign securities, currency holdings and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Portfolio does not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) from investments on the Statement of Operations. The Portfolio may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains (losses) arising from sales of spot foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Statement of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Statement of Operations.

(d) Multi-Class Operations Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains (losses) are allocated daily based on the relative net assets of each class of the Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees. Under certain circumstances, the per share net asset value (“NAV”) of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(e) Distributions to Shareholders Distributions from net investment income, if any, are declared daily and distributed to shareholders monthly. In addition, the Portfolio distributes any net capital gains it earns from the sale of portfolio securities to shareholders no less frequently than annually. The Portfolio may revise its distribution policy or postpone the payment of distributions at any time.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income distributions and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Separately, if the Portfolio determines or estimates, as applicable, that a portion of a distribution may be comprised of amounts from sources other than net investment income in accordance with its policies, accounting records (if applicable) and accounting practices, the Portfolio will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. For these purposes, the Portfolio determines or estimates, as applicable, the source or sources from which a distribution is paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is determined or estimated, as applicable, that a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between the Portfolio’s daily internal accounting records and practices, the Portfolio’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, the

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	31

Notes to Financial Statements	(Cont.)

Portfolio’s internal accounting records and practices may take into account, among other factors, tax-related characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include but are not limited to, for certain funds, the treatment of periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible that the Portfolio may not issue a Section 19 Notice in situations where the Portfolio’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Final determination of a distribution’s tax character will be provided to shareholders when such information is available.

Distributions classified as a tax basis return of capital at the Portfolio’s fiscal year end, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital on the Statement of Assets and Liabilities. In addition, other amounts have been reclassified between distributable earnings (accumulated loss) and paid in capital on the Statement of Assets and Liabilities to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(f) New Accounting Pronouncements and Regulatory Updates In September 2023, the U.S. Securities and Exchange Commission (“SEC”) adopted amendments to Rule 35d-1 under the Act, which governs fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. Changes to a fund’s calculation methodology for derivatives instruments for purposes of Rule 35d-1 consistent with such amendments and applicable regulatory interpretations thereof will not constitute a change to a fund’s policy adopted pursuant to Rule 35d-1 and will not require notice or shareholder approval. The amendments became effective December 11, 2023. On March 14, 2025, the SEC extended the compliance date from December 11, 2025 to June 11, 2026 for fund groups with $1 billion or more in net assets and modified the operation of the compliance dates to allow for compliance based on the timing of certain annual disclosure and reporting obligations that are tied to a fund’s fiscal year-end. At this time, management is evaluating the implications of these changes on the financial statements.

In December 2023, FASB issued ASU 2023-09, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. Management has implemented changes in connection with the amendments and where applicable included additional disclosure in the Notes to Financial Statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The NAV of the Portfolio’s shares, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Portfolio or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Portfolio’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolio or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Portfolio may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Portfolio generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Portfolio may calculate its NAV as of the NYSE Close for such day or such other time that the Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange or the NYSE Close if the NYSE Close occurs before the end of trading on the foreign exchange.

32	PIMCO VARIABLE INSURANCE TRUST

December 31, 2025

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated PIMCO as the valuation designee (“Valuation Designee”) for the Portfolio to perform the fair value determination relating to all Portfolio investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of portfolio investments. The Valuation Designee may value portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, exchange-traded funds (“ETFs”), exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures, are valued at the settlement price determined by the relevant exchange. Swap agreements and swaptions are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Portfolio’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.)

equity securities, the Portfolio may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Portfolio’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio’s next calculated NAV. An alternative exchange rate may be obtained from a Pricing Source or an exchange rate may otherwise be determined if believed to be more reflective of the rates at which the Portfolio may transact.

Whole loans may be fair valued using inputs that take into account borrower- or loan-level data (e.g., credit risk of the borrower) that is updated periodically throughout the life of each individual loan; any new borrower- or loan-level data received in written reports periodically by the Portfolio normally will be taken into account in calculating the NAV. The Portfolio’s whole loan investments, including those originated by the Portfolio or through an alternative lending platform, generally are fair valued by the Valuation Designee in accordance with procedures approved by the Board.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	33

Notes to Financial Statements	(Cont.)

procedures are intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold. The Portfolio’s use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Frequent or Excessive Purchases, Exchanges and Redemptions” section in the Portfolio’s prospectus.

Under certain circumstances, the per share NAV of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

∎	Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

∎	Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of methods used by Pricing Sources (Level 2) to the use of a Broker Quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by Pricing Sources or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between fair value Levels of the Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the

34	PIMCO VARIABLE INSURANCE TRUST

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basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close).

Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Adviser may elect to obtain Broker Quotes directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

The Discounted Cash Flow model is based on future cash flows generated by the investment and may be normalized based on expected investment performance. Future cash flows are discounted to present value using an appropriate rate of return, typically calibrated to the

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Notes to Financial Statements	(Cont.)

initial transaction date and adjusted based on Capital Asset Pricing Model and/or other market-based inputs. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

The Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. A complete schedule of portfolio holdings for each affiliate fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available at the SEC’s website at www.sec.gov. A copy of each affiliate fund’s shareholder report is also available at the SEC’s website at www.sec.gov, on the Portfolio’s website at www.pimco.com, or upon request, as applicable. The table below shows the Portfolio’s transactions in and earnings from investments in the affiliated funds for the period ended December 31, 2025 (amounts in thousands†):

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 12/31/2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 12/31/2025	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$171	$79,047	$(70,500)	$2	$2	$8,722	$146	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(b) Investments in Securities

The Portfolio may utilize the investments and strategies described below to the extent permitted by the Portfolio’s investment policies.

Inflation-Indexed Bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury Inflation-Protected Securities (“TIPS”). For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Loans and Other Indebtedness, Loan Participations and Assignments are direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental or other borrowers. The Portfolio’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties or investments in or originations of loans by the Portfolio. A loan is often administered by a bank or other financial institution (the “agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Portfolio may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When the Portfolio purchases assignments from agents it acquires direct rights against the borrowers of the loans. These loans may include participations in bridge loans, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high yield bonds issued for the purpose of acquisitions.

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The types of loans and related investments in which the Portfolio may invest include, among others, senior loans, subordinated loans (including second lien loans, B-Notes and mezzanine loans), whole loans, commercial real estate and other commercial loans and structured loans. The Portfolio may originate loans or acquire direct interests in loans through primary loan distributions and/or in private transactions. In the case of subordinated loans, there may be significant indebtedness ranking ahead of the borrower’s obligation to the holder of such a loan, including in the event of the borrower’s insolvency. Mezzanine loans are typically secured by a pledge of an equity interest in the mortgage borrower that owns the real estate rather than an interest in a mortgage.

Investments in loans may include unfunded loan commitments, which are contractual obligations for funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Portfolio to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the committed amount may not be utilized by the borrower. When investing in a loan participation, the Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only upon receipt of payments by the agent from the borrower. The Portfolio may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, the Portfolio may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statement of Operations. Unfunded loan commitments, if any, are reflected as a liability on the Statement of Assets and Liabilities.

Mortgage-Related and Other Asset-Backed Securities directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are interests in pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal payments. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including, but not limited to, auto loans, accounts receivable such as credit card receivables and hospital account receivables, home equity loans, student loans, boat loans, mobile home loans, recreational vehicle loans, manufactured housing loans, aircraft leases, computer leases, syndicated bank loans, peer-to-peer loans and litigation finance loans. The Portfolio may invest in any level of the capital structure of an issuer or mortgage-backed or asset-backed securities, including the equity or “first loss” tranche.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Payment In-Kind Securities may give the issuer the option at each interest payment date of making interest payments in either cash and/or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro rata adjustment from the unrealized appreciation (depreciation) on investments to interest receivable on the Statement of Assets and Liabilities.

Perpetual Bonds are fixed income securities with no maturity date but pay a coupon in perpetuity (with no specified ending or maturity date). Unlike typical fixed income securities, there is no obligation for perpetual bonds to repay principal. The coupon payments, however, are mandatory. While perpetual bonds have no maturity date, they may have a callable date in which the perpetuity is eliminated and the issuer may return the principal received on the specified call date. Additionally, a perpetual bond may have additional features, such as interest rate increases at periodic dates or an increase as of a predetermined point in the future.

Securities Issued by U.S. Government Agencies or Government-Sponsored Enterprises are obligations of and, in certain cases,

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Notes to Financial Statements	(Cont.)

guaranteed by, the U.S. Government, its agencies or instrumentalities. The U.S. Government does not guarantee the net asset value of the Portfolio’s shares. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks, credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC is a government sponsored corporation that issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

In June 2019, FNMA and FHLMC started issuing Uniform Mortgage-Backed Securities in place of their current offerings of TBA-eligible securities (the “Single Security Initiative”). The Single Security Initiative seeks to support the overall liquidity of the TBA market and aligns the characteristics of FNMA and FHLMC certificates. The long-term effects that the Single Security Initiative may have on the market for TBA and other mortgage-backed securities are uncertain.

Roll-timing strategies can be used where the Portfolio seeks to extend the expiration or maturity of a position, such as a TBA security on an underlying asset, by closing out the position before expiration and contemporaneously opening a new position with respect to substantially the same underlying asset with a later expiration date. TBA securities purchased or sold are reflected on the Statement of Assets and Liabilities as an asset or liability, respectively. Recently finalized FINRA rules include mandatory margin requirements for the TBA market that require the Portfolio to post collateral in connection with its TBA transactions. There is no similar requirement applicable to the Portfolio’s TBA counterparties. The required collateralization of TBA trades could increase the cost of TBA transactions to the Portfolio and impose added operational complexity.

When-Issued Transactions are purchases or sales made on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Transactions to purchase or sell securities on a when-issued basis involve a commitment by the Portfolio to purchase or sell these securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. The Portfolio may sell when-issued securities before they are delivered, which may result in a realized gain (loss).

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may enter into the borrowings and other financing transactions described below to the extent permitted by the Portfolio’s investment policies.

The following disclosures contain information on the Portfolio’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Portfolio. The location of these instruments in the Portfolio’s financial statements is described below.

(a) Reverse Repurchase Agreements In a reverse repurchase agreement, the Portfolio delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. In an open maturity reverse repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Portfolio or counterparty at any time. The Portfolio is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Portfolio to counterparties are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made by the Portfolio to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The Portfolio will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under reverse repurchase agreements.

(b) Sale-Buybacks A sale-buyback financing transaction consists of a sale of a security by the Portfolio to a financial institution, the

38	PIMCO VARIABLE INSURANCE TRUST

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counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Portfolio is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by the Portfolio are reflected as a liability on the Statement of Assets and Liabilities. The Portfolio will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, the Portfolio would have otherwise received had the security not been sold and (ii) the negotiated financing terms between the Portfolio and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statement of Operations. Interest payments based upon negotiated financing terms made by the Portfolio to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The Portfolio will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under sale-buyback transactions.

(c) Interfund Lending In accordance with an exemptive order (the “Order”) from the SEC, each Portfolio of the Trust may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Portfolio’s investment policies and restrictions. Each Portfolio is currently permitted to borrow under the Interfund Lending Program. A lending portfolio may lend in aggregate up to 15% of its current net assets at the time of the interfund loan, but may not lend more than 5% of its net assets to any one borrowing portfolio through the Interfund Lending Program. A borrowing portfolio may not borrow through the Interfund Lending Program or from any other source if its total outstanding borrowings immediately after the borrowing would be more than 33 1/3% of its total assets (or any lower threshold provided for by the portfolio’s investment restrictions). If a borrowing portfolio’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interfund loan rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending portfolio and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended December 31, 2025, the Portfolio did not participate in the Interfund Lending Program.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The Portfolio may enter into the financial derivative instruments described below to the extent permitted by the Portfolio’s investment policies.

The following disclosures contain information on how and why the Portfolio uses financial derivative instruments, and how financial derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedule of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Schedule of Investments, serve as indicators of the volume of financial derivative activity for the Portfolio.

(a) Forward Foreign Currency Contracts may be engaged, in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily, and the change in value is recorded by the Portfolio as an unrealized gain (loss). Realized gains (losses) are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain (loss) reflected on the Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

(b) Futures Contracts are agreements to buy or sell a security or other asset for a set price on a future date and are traded on an exchange. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts

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Notes to Financial Statements	(Cont.)

and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by the Portfolio (“Futures Variation Margin”). Futures Variation Margins, if any, are disclosed within centrally cleared financial derivative instruments on the Statement of Assets and Liabilities. Gains (losses) are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the Futures Variation Margin included within exchange traded or centrally cleared financial derivative instruments on the Statement of Assets and Liabilities.

(c) Options Contracts may be written or purchased to enhance returns or to hedge an existing position or future investment. The Portfolio may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put, an amount equal to the premium received is recorded and subsequently marked to market to reflect the current value of the option written. These amounts are included on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain (loss). Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (“call”) or purchased (“put”) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included as an asset on the Statement of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) when the underlying transaction is executed.

Credit Default Swaptions may be written or purchased to hedge exposure to the credit risk of an investment without making a commitment to the underlying instrument. A credit default swaption is an option to sell or buy credit protection on a specific reference by entering into a pre-defined swap agreement by some specified date in the future.

Foreign Currency Options may be written or purchased to be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

Interest Rate Swaptions may be written or purchased to enter into a pre-defined swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

(d) Swap Agreements are bilaterally negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). The Portfolio may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Centrally Cleared Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Statement of Operations. Daily changes in valuation of centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within

40	PIMCO VARIABLE INSURANCE TRUST

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centrally cleared financial derivative instruments on the Statement of Assets and Liabilities. Centrally Cleared and OTC swap payments received or paid at the beginning of the measurement period are included on the Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gain (loss) on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain (loss) on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gain (loss) on the Statement of Operations.

For purposes of applying certain of the Portfolio’s investment policies and restrictions, swap agreements, like other derivative instruments, may be valued by the Portfolio at market value, notional value or full exposure value. In the case of a credit default swap, in applying certain of the Portfolio’s investment policies and restrictions, the Portfolio will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of the Portfolio’s other investment policies and restrictions. For example, the Portfolio may value credit default swaps at full exposure value for purposes of the Portfolio’s credit quality guidelines (if any) because such value in general better reflects the Portfolio’s actual economic exposure during the term of the credit default swap agreement. As a result, the Portfolio may, at times, have notional exposure to an asset class (before netting) that is greater or lesser than the stated limit or restriction noted in the Portfolio’s prospectus. In this context, both the notional amount and the market value may be positive or negative depending on whether the Portfolio is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by the Portfolio for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may fail to perform or meet an obligation or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates or the values of the asset upon which the swap is based.

The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk may be mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral to the Portfolio to cover the Portfolio’s exposure to the counterparty.

To the extent the Portfolio has a policy to limit the net amount owed to or to be received from a single counterparty under existing swap agreements, such limitation only applies to counterparties to OTC swaps and does not apply to centrally cleared swaps where the counterparty is a central counterparty or derivatives clearing organization.

Credit Default Swap Agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues are entered into to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the swap agreement, undergoes a certain credit event. As a seller of protection on credit default swap agreements, the Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap.

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the

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Notes to Financial Statements	(Cont.)

referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

Credit default swap agreements on credit indexes involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indexes are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indexes may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets and/or various credit ratings within each sector. Credit indexes are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indexes changes periodically, usually every six months, and for most indexes, each name has an equal weight in the index. Credit default swaps on credit indexes may be used to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indexes are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues as of period end, if any, are disclosed in the Notes to Schedule of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indexes, the quoted market prices and resulting values, as well as the annual payment rate, serve as an indication of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Portfolio as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which the Portfolio is the seller of protection are disclosed in the Notes to Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or entities.

Interest Rate Swap Agreements may be entered into to help hedge against interest rate risk exposure as the value of the fixed rate bonds that the Portfolio holds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Portfolio with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

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7. PRINCIPAL AND OTHER RISKS

(a) Principal Risks

The principal risks of investing in the Portfolio, which could adversely affect its net asset value, yield and total return, are listed below. Please see “Description of Principal Risks” in the Portfolio’s prospectus for a more detailed description of the risks of investing in the Portfolio.

Interest Rate Risk is the risk that fixed income securities will fluctuate in value due to changes in interest rates; a portfolio with a longer average portfolio duration will be more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration. Factors such as government policy, inflation, the economy, and market for bonds can impact interest rates and yields.

Call Risk is the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons including declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality. If an issuer calls a security that the Portfolio has invested in, the Portfolio may not recoup the full amount of its initial investment or may not realize the full anticipated earnings from the investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Credit Risk is the risk that the Portfolio could experience losses if the issuer or guarantor of a fixed income security, the counterparty to a derivative contract, or the issuer or guarantor of collateral, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

High Yield Risk is the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of market, credit, call and liquidity risks. High yield securities are considered primarily speculative by rating agencies with respect to the issuer’s continuing ability to make principal and interest payments, and their values may be more volatile than higher-rated securities of similar maturity.

Market Risk  is the risk that the value of securities owned by the Portfolio may fluctuate, sometimes rapidly or unpredictably, due to a variety of factors affecting securities markets generally or particular industries or sectors.

Issuer Risk  is the risk that the value of a security may decline for reasons related to the issuer, such as management performance, changes in financial condition or credit rating, financial leverage, reputation or reduced demand for the issuer’s goods or services.

Liquidity Risk is the risk that a particular investment may be difficult to purchase or sell and that the Portfolio may be unable to sell investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity. The liquidity of the Portfolio’s shares may be constrained by the liquidity of the Portfolio’s portfolio holdings.

Derivatives Risk is the risk of investing in derivative instruments (such as forwards, futures, options, swaps and structured securities) and other similar investments, including leverage, liquidity, interest rate, market, counterparty (including credit), operational, legal and management risks, and valuation complexity. Changes in the value of a derivative or other similar investment may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Portfolio could lose more than the initial amount invested. Changes in the value of a derivative or other similar instrument may also create margin delivery or settlement payment obligations for the Portfolio. The Portfolio’s use of derivatives or other similar investments may result in losses to the Portfolio, a reduction in the Portfolio’s returns and/or increased volatility. Non-centrally-cleared over-the-counter (“OTC”) derivatives or other similar investments are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for non-centrally-cleared OTC derivatives or other similar investments. The primary credit risk on derivatives or other similar investments that are exchange-traded or traded through a central clearing counterparty resides with the Portfolio’s clearing broker or the clearinghouse. Changes in regulations relating to a registered fund’s use of derivatives and related instruments could potentially limit or impact the Portfolio’s ability to invest in derivatives, limit the Portfolio’s ability to employ certain strategies that use derivatives or other similar investments and/or adversely affect the value of derivatives or other similar investments and the Portfolio’s performance.

Equity Risk is the risk that the value of equity or equity-related securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity or equity-related securities generally have greater price volatility than fixed income securities. In addition, preferred securities may be subject to greater credit risk or other risks, such as risks related to deferred and omitted distributions, limited voting rights, liquidity, interest rates, regulatory changes and special redemption rights.

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Notes to Financial Statements	(Cont.)

Mortgage-Related and Other Asset-Backed Securities Risk is the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk. The Portfolio may invest in any tranche of mortgage-related and other asset-backed securities, including junior and/or equity tranches (to the extent consistent with the Portfolio’s guidelines), which generally carry higher levels of the foregoing risks.

Foreign (Non-U.S.) Investment Risk is the risk that investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a portfolio that invests exclusively in securities of U.S. companies, due to smaller or less developed markets, differing financial reporting, accounting, corporate governance and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable U.S. or foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, political changes, diplomatic developments, trade restrictions (including tariffs) or the imposition of sanctions and other similar measures. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Real Estate Risk is the risk that the Portfolio’s investments in real estate investment trusts (“REITs”) or real estate-linked derivative instruments will subject the Portfolio to risks similar to those associated with direct ownership of real estate, including risks related to losses from casualty or condemnation, changes in local and general economic conditions, fluctuations in supply and demand, interest rate changes, zoning laws, regulatory limitations on rents, property taxes and operating expenses. The Portfolio’s investments in REITs or real estate-linked derivative instruments subject it to management and tax risks. In addition, REITs that are privately held or not traded on a national securities exchange may subject the Portfolio to liquidity and valuation risk.

Emerging Markets Risk is the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk.

Sovereign Debt Risk is the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit events resulting from an issuer’s inability or unwillingness to make principal or interest payments in a timely fashion.

Currency Risk is the risk that foreign (non-U.S.) currencies may fluctuate in value relative to the U.S. dollar, which can affect the value of the Portfolio’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Leveraging Risk is the risk that certain transactions of the Portfolio, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, and derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Portfolio to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss. The use of leverage may also increase the Portfolio’s sensitivity to interest rate changes and other market risks.

Management Risk is the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio managers in connection with managing the Portfolio and may cause PIMCO to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of the Portfolio will be achieved.

Short Exposure Risk is the risk of entering into short sales or other short positions, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale or other short position will not fulfill its contractual obligations, causing a loss to the Portfolio.

(b) Other Risks

In general, the Portfolio may be subject to additional risks, including, but not limited to, risks related to government regulation and intervention in financial markets, operational risks, risks associated with financial, economic and global market disruptions, and cyber security risks. Please see the Portfolio’s prospectus and Statement of Additional Information for a more detailed description of the risks of investing in the Portfolio. Please see the Important Information section of this report for additional discussion of certain regulatory and market developments that may impact the Portfolio’s performance.

Market Disruptions Risk The Portfolio is subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including those arising from actual or threatened war or armed conflicts, military conflicts, terrorism, social unrest, recessions, supply chain disruptions, market manipulation, government interventions, defaults and shutdowns, political and regulatory changes or diplomatic developments or the imposition of sanctions and other measures, including the imposition of tariffs, or other U.S. economic policies and any related public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), bank failures and natural/ environmental disasters, which can all negatively impact the securities markets and cause the Portfolio

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to lose value. These events can also impair the technology and other operational systems upon which the Portfolio’s service providers, including PIMCO as the Portfolio’s investment adviser, rely, and could otherwise disrupt the Portfolio’s service providers’ ability to fulfill their obligations to the Portfolio.

Government Intervention in Financial Markets Federal, state, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which the Portfolio invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Portfolio itself is regulated. Such legislation or regulation could limit or preclude the Portfolio’s ability to achieve its investment objective. Also, while such legislation or regulations are intended to strengthen markets, systems and public finances, they could affect fund expenses and the value of fund investments in unpredictable ways. Furthermore, volatile financial markets can expose the Portfolio to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Portfolio. The value of the Portfolio’s holdings is also generally subject to the risk of future local, national, or global economic disturbances based on unknown weaknesses in the markets in which the Portfolio invests. In addition, it is not certain that the U.S. Government will intervene in response to a future market disturbance and the effect of any such future intervention cannot be predicted. It is difficult for issuers to prepare for the impact of future financial downturns, although companies can seek to identify and manage future uncertainties through risk management programs.

Regulatory Risk Financial entities, such as investment companies and investment advisers, are generally subject to extensive government regulation and intervention. Government regulation and/or intervention may change the way the Portfolio is regulated, affect the expenses incurred directly by the Portfolio and the value of its investments, and limit and/or preclude the Portfolio’s ability to achieve its investment objective. Government regulation may change frequently and may have significant adverse consequences. Moreover, government regulation may have unpredictable and unintended effects.

Operational Risk An investment in the Portfolio, like any fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on the Portfolio. While the Portfolio seeks to minimize such events through controls and oversight, there may still be failures that could cause losses to the Portfolio.

Cyber Security Risk As the use of complex information technology and communication systems, including cloud-based technology, has become more prevalent and interconnected in the course of business, the Portfolio has become potentially more susceptible to operational and information security risks resulting from breaches in cyber security despite the efforts of PIMCO, the Portfolio, or their service providers to adopt technologies, processes, and practices intended to mitigate these risks. Disruptions or failures that affect service providers, counterparties, market participants or issuers of securities that are held by the Portfolio may adversely affect PIMCO or the Portfolio, including by causing losses or impairing PIMCO’s or the Portfolio’s operations. A breach in cyber security refers to both intentional and unintentional cyber events that may, among other things, cause the Portfolio to lose proprietary information, suffer data corruption and/or destruction or lose operational capacity, result in the unauthorized release or other misuse of confidential information, or otherwise disrupt normal business operations. Geopolitical tensions can increase the scale and sophistication of deliberate cybersecurity attacks, particularly those from nation-states or from entities with nation-state backing, who may desire to use cybersecurity attacks to cause damage or create leverage against geopolitical rivals. Cyber security failures or breaches may result in financial losses to the Portfolio and its shareholders. These failures or breaches may also result in disruptions to business operations, potentially resulting in financial losses; interference with the Portfolio’s ability to calculate its net asset value, process shareholder transactions or otherwise transact business with shareholders; impediments to trading; violations of applicable privacy and other laws; regulatory fines; penalties; third-party claims in litigation; reputational damage; reimbursement or other compensation costs; additional compliance and cyber security risk management costs and other adverse consequences. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. There is also a risk that cyber security breaches may not be detected. The Portfolio and its shareholders may suffer losses as a result of a cyber security breach related to the Portfolio, its service providers, trading counterparties or the issuers in which the Portfolio invests.

8. MASTER NETTING ARRANGEMENTS

The Portfolio may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a

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Notes to Financial Statements	(Cont.)

single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes, the Statement of Assets and Liabilities generally presents derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statement of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. The Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase and certain sale-buyback transactions between the Portfolio and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA securities, delayed-delivery or certain sale-buyback transactions by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedule of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission. In the United States, counterparty risk may be reduced as creditors of an FCM cannot have a claim to Portfolio assets in the segregated account. FCM customers, such as the Portfolio, are permitted to transfer their customer account (and cleared derivative transactions held in such customer account) from one FCM to another FCM. Upon completion of the transfer, the customer maintains the same economic position with respect to the outstanding exposure. As such, these transfers are not recognized as dispositions and reacquisitions of the affected derivative positions. Variation margin, which reflects changes in market value, is generally exchanged daily, but may not be netted between futures and cleared OTC derivatives unless the parties have agreed to a separate arrangement in respect of portfolio margining. The porting of exposure between FCMs has no impact on the market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin; these values as of period end are disclosed in the Notes to Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by the Portfolio with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. The ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level or as required by regulation. Similarly, if required by regulation, the Portfolio may be required to post additional collateral beyond coverage of daily exposure. These amounts, if any, may (or if required by law, will) be segregated with a third-party custodian. To the extent the Portfolio is required by regulation to post additional collateral beyond coverage of daily exposure, it could potentially incur costs, including in procuring eligible assets to meet collateral requirements, associated with such posting. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

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9. FEES AND EXPENSES

(a) Investment Advisory Fee PIMCO is a majority-owned subsidiary of Allianz Asset Management of America LLC (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table in note (b) below.

(b) Supervisory and Administrative Fee PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory Fee and Supervisory and Administrative Fees for all classes, as applicable, are charged at the annual rate as noted in the following table (calculated as a percentage of the Portfolio’s average daily net assets attributable to each class):

Investment Advisory Fee	Supervisory and Administrative Fee
All Classes	Institutional Class	Class M	Administrative Class	Advisor Class
0.45%	0.40%	0.40%	0.40%	0.40%

(c) Distribution and Servicing Fees PIMCO Investments LLC, a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted an Administrative Services Plan with respect to the Administrative Class shares of the Portfolio pursuant to Rule 12b-1 under the Act (the “Administrative Plan”). Under the terms of the Administrative Plan, the Trust is permitted to compensate the Distributor, out of the Administrative Class assets of the Portfolio, in an amount up to 0.15% on an annual basis of the average daily net assets of that class, for providing, or procuring through financial firms, administrative, recordkeeping and investor services for Administrative Class shareholders of the Portfolio.

The Trust has adopted a separate Distribution and Servicing Plan for each of the Advisor Class and Class M shares of the Portfolio (the “Distribution and Servicing Plans”). The Distribution and Servicing Plans have been adopted pursuant to Rule 12b-1 under the Act. The Distribution and Servicing Plans permit the Portfolio to compensate the Distributor for providing, or procuring through financial firms, distribution, administrative, recordkeeping, shareholder and/or related services with respect to Advisor Class and Class M shares. The Distribution and Servicing Plans permit the Portfolio to make total payments at an annual rate of up to 0.25% of the average daily net assets attributable to its Advisor Class or Class M shares, respectively. The Distribution and Servicing Plan for Class M shares also permits the Portfolio to compensate the Distributor for providing or procuring administrative, recordkeeping, and other investor services at an annual rate of up to 0.20% of the average daily net assets attributable to its Class M shares.

	Distribution Fee	Servicing Fee

Class M	0.25%	0.20%

Administrative Class	—	0.15%

Advisor Class	0.25%	—

(d) Portfolio Expenses PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Portfolio, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders, or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses (including, without limitation, fees and expenses of outside legal counsel or third-party consultants retained in connection with reviewing, negotiating and structuring specialized loans and other investments made by the Portfolio, and any costs associated with originating loans, asset securitizations, alternative lending-related strategies and so-called “broken-deal costs” (e.g., fees, costs, expenses and liabilities, including, for example, due diligence-related fees, costs, expenses and liabilities, with respect to unconsummated investments)); (iv) costs of borrowing money, including interest expenses; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organizational and offering expenses of the Trust and the Portfolio, and any other expenses which are capitalized in accordance with generally accepted accounting principles; and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class.

(e) Remuneration Paid to Directors, Officers and Others (N-CSR Item 10) The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the

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Notes to Financial Statements	(Cont.)

Administrator or its affiliates. The pro rata share of Trustee fees for the Portfolio is reflected on the Statement of Operations as Trustee fees.

(f) Expense Limitation Pursuant to the Expense Limitation Agreement, PIMCO has contractually agreed, through May 1, 2026, to waive a portion of the Portfolio’s Supervisory and Administrative Fee, or reimburse the Portfolio, to the extent that the Portfolio’s organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata share of Trustee fees exceed 0.0049% (the “Expense Limit”) (calculated as a percentage of the Portfolio’s average daily net assets attributable to each class). The Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term. The waiver, if any, is reflected on the Statement of Operations as a component of Waiver and/or Reimbursement by PIMCO. As of December 31, 2025, the amount waived and/or reimbursed was $1,891.

In any month in which the supervision and administration agreement is in effect, PIMCO is entitled to reimbursement by the Portfolio of any portion of the supervisory and administrative fee waived or reimbursed pursuant to the Expense Limitation Agreement (the “Reimbursement Amount”) within thirty-six months of the time of the waiver, provided that such amount paid to PIMCO will not: i) together with any organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata Trustee fees, exceed, for such month, the Expense Limit (or the amount of the expense limit in place at the time the amount being recouped was originally waived if lower than the Expense Limit); ii) exceed the total Reimbursement Amount; or iii) include any amounts previously reimbursed to PIMCO. As of December 31, 2025, there were no recoverable amounts.

10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator and Distributor are related parties. Fees paid to these parties are disclosed in Note 9, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Statement of Assets and Liabilities.

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

12. PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover.” The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective(s), particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, which are borne by the Portfolio. Frequent and active trading of the Portfolio’s portfolio holdings may cause adverse tax consequences for shareholders due to an increase in short-term capital gains and may also adversely impact the Portfolio’s after-tax returns. The transaction costs associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended December 31, 2025 were as follows (amounts in thousands†):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales

$64,663	$65,031	$60,837	$69,485

†	A zero balance may reflect actual amounts rounding to less than one thousand.

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13. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands†):

	Year Ended 12/31/2025		Year Ended 12/31/2024

	Shares	Amount	Shares	Amount
Receipts for shares sold

Institutional Class	289	$3,184	280	$2,956

Class M	1	16	3	30

Administrative Class	2,548	27,780	2,178	23,099

Advisor Class	588	6,456	445	4,724
Issued as reinvestment of distributions

Institutional Class	366	4,019	334	3,553

Class M	3	29	2	26

Administrative Class	622	6,818	607	6,452

Advisor Class	256	2,811	245	2,603
Cost of shares redeemed

Institutional Class	(498)	(5,425)	(461)	(4,888)

Class M	(3)	(37)	(5)	(52)

Administrative Class	(3,439)	(37,558)	(3,620)	(38,324)

Advisor Class	(787)	(8,624)	(815)	(8,699)

Net increase (decrease) resulting from Portfolio share transactions	(54)	$(531)	(807)	$(8,520)

†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of December 31, 2025, three persons owned of record or beneficially 10% or more of the Portfolio’s total outstanding shares, comprising 57% of the Portfolio. One of the shareholders is a related party of the Portfolio and comprises 21% of the Portfolio. Related parties may include, but are not limited to, the investment adviser and its affiliates, affiliated broker dealers, fund of funds and directors or employees of the Trust or Adviser.

14. REGULATORY AND LITIGATION MATTERS

The Portfolio is not named as a defendant in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened against it.

The foregoing speaks only as of the date of this report.

15. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of December 31, 2025, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

In this reporting period, the Portfolio adopted FASB Accounting Standards Update 2023-09, Income Taxes (Topic 740) — Improvements to Income Tax Disclosures (ASU 2023-09), which enhances income tax disclosures, including disclosure income taxes paid disaggregated by jurisdiction. Adoption of the new standard impacted financial statement disclosures only and did not affect any Portfolio’s financial position or the results of its operations. For the annual period covered by this report, the portfolio did not pay any material federal, state or local income taxes or any material income taxes in foreign jurisdictions.

The Portfolio files U.S. federal, state and local tax returns as required. The Portfolio’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	49

Notes to Financial Statements	(Cont.)	December 31, 2025

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable

Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

As of December 31, 2025, the components of distributable taxable earnings are as follows (amounts in thousands†):

	Undistributed Ordinary Income(1)	Undistributed Long-Term Capital Gains	Net Tax Basis Unrealized Appreciation/ (Depreciation)(2)	Other Book-to-Tax Accounting Differences(3)	Accumulated Capital Losses(4)	Qualified Late-Year Loss Deferral - Capital(5)	Qualified Late-Year Loss Deferral - Ordinary(6)	Total Components of Distributable Earnings

PIMCO Emerging Markets Bond Portfolio	$4,102	$0	$(4,212)	$0	$(36,045)	$0	$0	$(36,155)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	Includes undistributed short-term capital gains, if any.
(2)

Adjusted for open wash sale loss deferrals and the accelerated recognition of unrealized gain or loss on certain futures, options, and/or forward contracts for federal income tax purposes. Also adjusted for differences between book and tax realized and unrealized gain (loss) on hyperinflationary investments, swap contracts, straddle loss deferrals, interest accrued on defaulted securities, and return of capital distributions from underlying funds.

(3)	Represents differences in income tax regulations and financial accounting principles generally accepted in the United States of America.
(4)	Capital losses available to offset future net capital gains as shown below.
(5)	Capital losses realized during the period November 1, 2025 through December 31, 2025 which the Portfolio elected to defer to the following taxable year pursuant to income tax regulations.
(6)	Specified losses realized during the period November 1, 2025 through December 31, 2025 which the Portfolio elected to defer to the following taxable year pursuant to income tax regulations.

Under the Regulated Investment Company Modernization Act of 2010, a portfolio is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

As of December 31, 2025, the Portfolio had the following post-effective capital losses with no expiration (amounts in thousands†):

	Short-Term	Long-Term

PIMCO Emerging Markets Bond Portfolio	$3,490	$32,555

†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of December 31, 2025, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands†):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(7)

PIMCO Emerging Markets Bond Portfolio	$210,072	$12,835	$(17,075)	$(4,240)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(7)

Adjusted for open wash sale loss deferrals and the accelerated recognition of unrealized gain or loss on certain futures, options, and/or forward contracts for federal income tax purposes. Also adjusted for differences between book and tax realized and unrealized gain (loss) on hyperinflationary investments, swap contracts, straddle loss deferrals, interest accrued on defaulted securities, and return of capital distributions from underlying funds.

For the fiscal years ended December 31, 2025 and December 31, 2024, respectively, the Portfolio made the following tax basis distributions (amounts in thousands†):

	December 31, 2025			December 31, 2024

	Ordinary Income Distributions(8)	Long-Term Capital Gain Distributions	Return of Capital(9)	Ordinary Income Distributions(8)	Long-Term Capital Gain Distributions	Return of Capital(9)

PIMCO Emerging Markets Bond Portfolio	$13,677	$0	$0	$12,634	$0	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(8)	Includes short-term capital gains distributed, if any.
(9)

A portion of the distributions made represents a tax return of capital. Return of capital distributions have been reclassified from undistributed net investment income to paid-in capital to more appropriately conform financial accounting to tax accounting.

50	PIMCO VARIABLE INSURANCE TRUST

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of PIMCO Variable Insurance Trust and Shareholders of PIMCO Emerging Markets Bond Portfolio

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of PIMCO Emerging Markets Bond Portfolio (one of the portfolios constituting PIMCO Variable Insurance Trust, hereafter referred to as the “Portfolio”) as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statement of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian, transfer agent, brokers and agent banks; when replies were not received from brokers or agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Kansas City, Missouri

February 19, 2026

We have served as the auditor of one or more investment companies in PIMCO Variable Insurance Trust since 1998.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	51

Glossary:	(abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:

BOA	Bank of America N.A.	GLM	Goldman Sachs Bank USA	MYI	Morgan Stanley & Co. International PLC

BPS	BNP Paribas S.A.	GST	Goldman Sachs International	NGF	Nomura Global Financial Products, Inc.

BRC	Barclays Bank PLC	IND	Crédit Agricole Corporate and Investment Bank S.A.	NOM	Nomura Securities International, Inc.

BSH	Banco Santander S.A. - New York Branch	JPM	JP Morgan Chase Bank N.A.	SCX	Standard Chartered Bank, London

CBK	Citibank N.A.	MBC	HSBC Bank Plc	SOG	Societe Generale Paris

DUB	Deutsche Bank AG	MYC	Morgan Stanley Capital Services LLC	UAG	UBS AG Stamford

FAR	Wells Fargo Bank National Association

Currency Abbreviations:

AUD	Australian Dollar	GBP	British Pound	PKR	Pakistani Rupee

AZN	Azerbaijani Manat	HUF	Hungarian Forint	PLN	Polish Zloty

BRL	Brazilian Real	ILS	Israeli Shekel	PYG	Paraguayan Guarani

CAD	Canadian Dollar	KRW	South Korean Won	SGD	Singapore Dollar

CHF	Swiss Franc	KWD	Kuwaiti Dinar	THB	Thai Baht

CLP	Chilean Peso	KZT	Kazakhstani Tenge	TRY	Turkish New Lira

CNH	Chinese Renminbi (Offshore)	MXN	Mexican Peso	TWD	Taiwanese Dollar

CZK	Czech Koruna	MYR	Malaysian Ringgit	UGX	Ugandan Shilling

DOP	Dominican Peso	NGN	Nigerian Naira	USD (or $)	United States Dollar

EGP	Egyptian Pound	PEN	Peruvian New Sol	UZS	Uzbekistani Sum

EUR	Euro	PHP	Philippine Peso	ZAR	South African Rand

Exchange Abbreviations:

OTC	Over the Counter

Index/Spread Abbreviations:

BISTREFI	Turkish Lira Overnight Reference Rate	CDX.EM	Credit Derivatives Index - Emerging Markets	EUR006M	6 Month EUR Swap Rate

Bobl	Bundesobligation, the German word for federal government bond	EUR003M	3 Month EUR Swap Rate	SOFR	Secured Overnight Financing Rate

Other Abbreviations:

ABS	Asset-Backed Security	DAC	Designated Activity Company	PRIBOR	Prague Interbank Offered Rate

BBR	Bank Bill Rate	EURIBOR	Euro Interbank Offered Rate	TBA	To-Be-Announced

BRL-CDI	Brazil Interbank Deposit Rate	JSC	Joint Stock Company	TBD	To-Be-Determined

BTP	Buoni del Tesoro Poliennali “Long-term Treasury Bond”	OIS	Overnight Index Swap	WIBOR	Warsaw Interbank Offered Rate

CHILIBOR	Chile Interbank Offered Rate	PIK	Payment-in-Kind

52	PIMCO VARIABLE INSURANCE TRUST

Distribution Information	(Unaudited)

For purposes of Section 19 of the Investment Company Act of 1940 (the “Act”), the portfolio estimated the periodic sources of any dividends paid during the period covered by this report in accordance with good accounting practice. Pursuant to Rule 19a-1(e) under the Act, the table below sets forth the actual source information for dividends paid during the six month period ended December 31, 2025 calculated as of each distribution period pursuant to Section 19 of the Act. The information below is not provided for U.S. federal income tax reporting purposes. The tax character of all dividends and distributions is reported on Form 1099-DIV (for shareholders who receive U.S. federal tax reporting) at the end of each calendar year. See the Financial Highlights section of this report for the tax characterization of distributions determined in accordance with federal income tax regulations for the fiscal year.

PIMCO Emerging Markets Bond Portfolio

Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

July 2025	$0.0633	$0.0000	$0.0000	$0.0633

August 2025	$0.0615	$0.0000	$0.0000	$0.0615

September 2025	$0.0610	$0.0000	$0.0000	$0.0610

October 2025	$0.0672	$0.0000	$0.0000	$0.0672

November 2025	$0.0546	$0.0000	$0.0000	$0.0546

December 2025	$0.0635	$0.0000	$0.0000	$0.0635

Administrative Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

July 2025	$0.0619	$0.0000	$0.0000	$0.0619

August 2025	$0.0600	$0.0000	$0.0000	$0.0600

September 2025	$0.0596	$0.0000	$0.0000	$0.0596

October 2025	$0.0656	$0.0000	$0.0000	$0.0656

November 2025	$0.0533	$0.0000	$0.0000	$0.0533

December 2025	$0.0620	$0.0000	$0.0000	$0.0620

Advisor Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

July 2025	$0.0610	$0.0000	$0.0000	$0.0610

August 2025	$0.0591	$0.0000	$0.0000	$0.0591

September 2025	$0.0587	$0.0000	$0.0000	$0.0587

October 2025	$0.0646	$0.0000	$0.0000	$0.0646

November 2025	$0.0525	$0.0000	$0.0000	$0.0525

December 2025	$0.0610	$0.0000	$0.0000	$0.0610

Class M	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

July 2025	$0.0592	$0.0000	$0.0000	$0.0592

August 2025	$0.0571	$0.0000	$0.0000	$0.0571

September 2025	$0.0570	$0.0000	$0.0000	$0.0570

October 2025	$0.0626	$0.0000	$0.0000	$0.0626

November 2025	$0.0507	$0.0000	$0.0000	$0.0507

December 2025	$0.0590	$0.0000	$0.0000	$0.0590

*

The source of dividends provided in the table differs, in some respects, from information presented in this report prepared in accordance with generally accepted accounting principles, or U.S. GAAP. For example, net earnings from certain interest rate swap contracts are included as a source of net investment income for purposes of Section 19(a). Accordingly, the information in the table may differ from information in the accompanying financial statements that are presented on the basis of U.S. GAAP and may differ from tax information presented in the footnotes. Amounts shown may include accumulated, as well as fiscal period net income and net profits.

**	Occurs when a portfolio distributes an amount greater than its accumulated net income and net profits. Amounts are not reflective of a portfolio net income, yield, earnings or investment performance.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	53

Federal Income Tax Information	(Unaudited)

As required by the Internal Revenue Code (“Code”) and Treasury Regulations, if applicable, shareholders must be notified within 60 days of the Portfolio’s fiscal year end regarding the status of qualified dividend income and the dividend received deduction.

Dividend Received Deduction. Corporate shareholders are generally entitled to take the dividend received deduction on the portion of a portfolio’s dividend distribution that qualifies under tax law. The percentage of the following Portfolio’s fiscal 2025 ordinary income dividend that qualifies for the corporate dividend received deduction is set forth below.

Qualified Dividend Income. Under the Jobs and Growth Tax Relief Reconciliation Act of 2003, the following percentage of ordinary dividends paid during the fiscal year ended December 31, 2025 was designated as ‘‘qualified dividend income’’ as defined in the Jobs and Growth Tax Relief Reconciliation Act of 2003 subject to reduced tax rates in 2025.

Qualified Interest Income and Qualified Short-Term Capital Gain (for non-U.S. resident shareholders only). Under the American Jobs Creation Act of 2004, the following amounts of ordinary dividends paid during the fiscal year ended December 31, 2025 are considered to be derived from “qualified interest income,” as defined in Section 871(k)(1)(E) of the Code, and therefore are designated as interest-related dividends, as defined in Section 871(k)(1)(C) of the Code. Further, the following amounts of ordinary dividends paid during the fiscal year ended December 31, 2025 are considered to be derived from “qualified short-term capital gain,” as defined in Section 871(k)(2)(D) of the Code, and therefore are designated as qualified short-term gain dividends, as defined by Section 871(k)(2)(C) of the Code.

Section 163(j) Interest Dividends. The Portfolio intends to pass through the maximum amount allowable as Section 163(j) Interest defined in Proposed Treasury Section 1.163(j)-1(b).

Section 199A Dividends. The Portfolio intends to pass through the maximum amount allowable as Section 199A Dividends defined in Proposed Treasury Section 199A-3(d).

.	Dividend Received Deduction %	Qualified Dividend Income %	Qualified Interest Income (000s)†	Qualified Short-Term Capital Gains (000s)†

PIMCO Emerging Markets Bond Portfolio	0.00%	0.00%	$904	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

Shareholders are advised to consult their own tax advisor with respect to the tax consequences of their investment in the Trust. In January 2026, you will be advised on IRS Form 1099-DIV as to the federal tax status of the dividends and distributions received by you in calendar year 2025.

54	PIMCO VARIABLE INSURANCE TRUST

Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8)	(Unaudited)

Not applicable.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	55

Proxy Disclosures for Open-End Management Investment Companies (N-CSR Item 9)	(Unaudited)

Not applicable.

56	PIMCO VARIABLE INSURANCE TRUST

Approval of Investment Advisory Contract and Other Agreements (N-CSR Item 11)	(Unaudited)

At a meeting held on August 19-20, 2025, the Board of Trustees (the “Board”) of PIMCO Variable Insurance Trust (the “Trust”), including the Trustees who are not “interested persons” of the Trust under the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered and unanimously approved the renewal of the Amended and Restated Investment Advisory Contract (the “Investment Advisory Contract”) between the Trust, on behalf of the Trust’s series (each, a “Portfolio” and collectively, the “Portfolios”), and Pacific Investment Management Company LLC (“PIMCO”), for an additional one-year term through August 31, 2026.

The Board also considered and unanimously approved the renewal of the Amended and Restated Supervision and Administration Agreement (the “Supervision and Administration Agreement”) between the Trust, on behalf of the Portfolios, and PIMCO for an additional one-year term through August 31, 2026. In addition, the Board considered and unanimously approved the renewal of the Amended and Restated Asset Allocation Sub-Advisory Agreement (the “Asset Allocation Agreement” and, together with the Investment Advisory Contract and the Supervision and Administration Agreement, the “Agreements”) between PIMCO, on behalf of PIMCO All Asset Portfolio, a series of the Trust, and Research Affiliates, LLC (“Research Affiliates”) for an additional one-year term through August 31, 2026.

Further, the Board considered and unanimously approved the renewal of any investment management agreements between PIMCO and any wholly-owned subsidiaries (each, a “Subsidiary” and, collectively, the “Subsidiaries”) of certain of the Portfolios (collectively, the “Subsidiary Agreements”), each for the same additional one-year term through August 31, 2026.

The information, material factors and conclusions that formed the basis for the Board’s approvals are summarized below.

1. INFORMATION RECEIVED

(a) Materials Reviewed During the course of the past year, the Trustees received a wide variety of materials relating to the services provided by PIMCO and Research Affiliates to the Trust. At each of its quarterly meetings, the Board reviewed the Portfolios’ investment performance and information relating to Portfolio operations, including shareholder services, valuation and custody, the Portfolios’ compliance program and other information relating to the nature, extent and quality of services provided by PIMCO and Research Affiliates to the Trust and each of the Portfolios, as applicable. In considering whether to approve the renewal of the Agreements and the Subsidiary Agreements, the Board reviewed additional information, including, but not limited to: comparative industry data with regard to investment performance; advisory and supervisory and administrative fees and expenses; financial information for PIMCO, including, where relevant, financial information for Research Affiliates; information regarding the profitability to PIMCO of its relationship with the Portfolios; information about the personnel providing investment management services, other advisory services and supervisory and administrative services to the Portfolios; and information about the fees charged and services provided to other clients with similar investment mandates as the Portfolios, where applicable. In addition, the Board reviewed materials provided by counsel to the Trust and the Independent Trustees (“Counsel”), which included, among other things, a memorandum outlining legal duties of the Board in considering the renewal of the Agreements and the Subsidiary Agreements.

With respect to the Subsidiary Agreements, the Trustees considered that each Portfolio that has a Subsidiary may utilize its Subsidiary to execute its investment strategy and that PIMCO provides investment advisory and administrative services to the Subsidiaries pursuant to the Subsidiary Agreements in the same manner as it does for such Portfolios that have Subsidiaries under the Investment Advisory Contract and Supervision and Administration Agreement. The Trustees also considered that, with respect to each Subsidiary, PIMCO does not retain a separate advisory or other fee from the Subsidiary, and that PIMCO’s profitability with respect to each Portfolio that has a Subsidiary is not positively impacted as a result of the Subsidiary Agreements. The Trustees determined, therefore, that it was appropriate to consider the approval of the Subsidiary Agreements collectively with their consideration of the continuation of the Agreements.

(b) Review Process In connection with considering the renewal of the Agreements, the Board reviewed written materials prepared by PIMCO and, where applicable, Research Affiliates in response to requests from Counsel encompassing a wide variety of topics. The Board requested and received assistance and advice regarding, among other things, applicable legal standards from Counsel, and reviewed comparative fee and performance data prepared at the Board’s request by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company performance information and fee and expense data. The Board received presentations on matters related to the Agreements and met both as a full Board and in a separate session of the Independent Trustees, without management present, at the August 19-20, 2025 meeting. The Independent Trustees also met via video conference with Counsel on July 23, 2025, and conducted a video conference meeting on August 13, 2025 with management and Counsel to discuss the materials presented and other matters deemed relevant to their consideration of the renewal of the Agreements. In connection with its review of the Agreements, the Board received comparative information on the performance, the risk-adjusted performance and the fees and expenses of other peer group funds and share classes, where appropriate. The Independent Trustees also requested and received

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	57

Approval of Investment Advisory Contract and Other Agreements (N-CSR Item 11)	(Cont.)

supplemental information, including information regarding Broadridge peer classifications, the investment strategies and outflows for certain Portfolios, Portfolio performance and profitability.

The approval determinations were made on the basis of each Trustee’s business judgment after consideration and evaluation of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to approve the renewal of the Agreements, the Board did not identify any single factor or particular information that, in isolation, was controlling. The discussions below are intended to summarize the broad factors and information that figured prominently in the Board’s consideration of the renewal of the Agreements, but is not intended to summarize all of the factors considered by the Board.

2. NATURE, EXTENT AND QUALITY OF SERVICES

(a) PIMCO, Research Affiliates, their Personnel and Resources The Board considered the depth and quality of PIMCO’s investment management process, including, but not limited to: the experience, capability and integrity of its senior management and other personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address changes in the Portfolios’ asset levels. The Board also considered the various services, in addition to portfolio management that PIMCO provides to the Portfolios. The Board noted that PIMCO makes available to its investment professionals a variety of resources and systems relating to, for example, investment management, compliance, trading, performance and portfolio accounting. The Board also noted PIMCO’s commitment to enhancing and investing in its global infrastructure, technology capabilities, risk management processes and the specialized talent needed for the competitive investment management industry and to strengthen its ability to deliver advisory services under the Investment Advisory Contract. The Board considered PIMCO’s policies, procedures and systems reasonably designed to assure compliance with applicable laws and regulations, including recently adopted regulations impacting the Portfolios, and its commitment to further developing and strengthening these programs; its oversight of matters that may involve conflicts of interest between the Portfolios’ investments and those of other accounts managed by PIMCO; and its efforts to keep the Trustees informed about matters relevant to the Portfolios and their shareholders. The Board also considered PIMCO’s continuous investment in its disciplines and personnel, which has enhanced PIMCO’s services to the Portfolios and has allowed PIMCO to introduce innovative new portfolios over time and other investment options that have the potential to benefit shareholders. In addition, the Board considered the nature, extent and quality of services provided by PIMCO to the Subsidiaries of certain applicable Portfolios.

In addition, the Trustees considered new services and service enhancements that PIMCO has implemented, including, but not limited to investing in its cybersecurity program and business continuity functions, including the ongoing development of its own proprietary software and applications to support the Portfolios. Similarly, the Board considered the asset allocation services provided by Research Affiliates to the PIMCO All Asset Portfolio. The Board further considered PIMCO’s ongoing supervision and oversight of Research Affiliates in connection with Research Affiliates providing asset allocation services to the All Asset Portfolio. The Board also considered the depth and quality of Research Affiliates’ investment management and research capabilities, the experience and capabilities of their portfolio management personnel and the overall financial strength of the organization. Ultimately, the Board concluded that the nature, extent and quality of services provided or procured by PIMCO under the Agreements and the Subsidiary Agreements and provided by Research Affiliates under the Asset Allocation Agreement are likely to continue to benefit the Portfolios and their shareholders, as applicable.

(b) Other Services The Board also considered the nature, extent and quality of supervisory and administrative services provided by PIMCO to the Portfolios under the Supervision and Administration Agreement.

The Board considered the terms of the Supervision and Administration Agreement, under which the Trust pays for the supervisory and administrative services provided pursuant to that agreement under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO provides or procures certain supervisory and administrative services and bears the costs of various third party services required by the Portfolios, including, but not limited to, audit, custodial, portfolio accounting, ordinary legal, transfer agency, sub-accounting and printing costs. The Board also noted that the scope and complexity, as well as the costs, of the supervisory and administrative services provided by PIMCO under the Supervision and Administration Agreement is expected to continue to increase. The Board considered PIMCO’s provision of supervisory and administrative services and its supervision of the Trust’s third party service providers.

Ultimately, the Board concluded that the nature, extent and quality of the services provided or procured by PIMCO have benefited, and will likely continue to benefit, the Portfolios and their shareholders.

3. INVESTMENT PERFORMANCE

The Board reviewed information from PIMCO concerning the Portfolios’ performance, as available, over short- and long-term periods ended March 31, 2025 and other performance data, as available, over short- and long-term periods ended June 30, 2025 (the “PIMCO Report”) and from Broadridge concerning the Portfolios’ performance, as available, over short- and long-term periods ended March 31, 2025 (the

58	PIMCO VARIABLE INSURANCE TRUST

(Unaudited)

“Broadridge Report”). The Board also noted that the Broadridge Report incorporated peer classifications from Morningstar for the Portfolios for which it was believed that Morningstar provided a better comparison.

The Board considered information regarding both the short- and long-term relative and absolute investment performance of each Portfolio relative to its Portfolio peer group, where appropriate, and relevant to the specified index as provided to the Board (the “performance index”) in advance of each of its quarterly meetings throughout the year, including the PIMCO Report and Broadridge Report. The Trustees reviewed information indicating that classes of each Portfolio would have substantially similar performance to that of the Administrative Class of the relevant Portfolio on a relative basis because all of the classes are invested in the same portfolio of investments and that differences in performance among classes could principally be attributed to differences in the supervisory and administrative fees and distribution and/or servicing expenses of each class. The Board noted that, due to differences (such as specific investment strategies or fee structures) between certain of the Portfolios and their so-called peers in the Broadridge categories, performance comparisons may not be particularly relevant to the consideration of Portfolio performance, but found the comparative information supported its overall evaluation.

The Trustees noted that a majority of the Portfolios (based on the Administrative Class performance) have outperformed their respective performance indexes over the one-, three, five and ten-year periods ended March 31, 2025. The Board also noted the amounts of Portfolio assets (based on the Administrative Class performance) that outperformed their relative performance indexes on a net fee basis over the one-, three- and five year periods ended June 30, 2025. The Board considered that, according to the Broadridge Report, the Portfolios generally performed well versus competitors during the long-term, but that certain Portfolios had underperformed in comparison to their respective peer groups or performance indexes, or both, on a net-of-fees basis over certain short- and long-term periods. With respect to the Portfolios that underperformed to a certain degree over such periods, the Board discussed with PIMCO the reasons for the underperformance of such Portfolios. The Board also considered actions that have been taken by PIMCO to attempt to improve performance and took note of PIMCO’s plans to monitor performance going forward. Depending on the circumstances, the Independent Trustees may be satisfied with a Portfolio’s performance notwithstanding that it lags its performance index or peer group for certain periods.

The Board ultimately concluded, within the context of all of its considerations in connection with the Agreements and the Subsidiary Agreements, that PIMCO’s performance record and process in managing the Portfolios indicates that its continued management is likely to benefit the Portfolios and their shareholders and merits the approval of the renewal of the Agreements and the Subsidiary Agreements.

4. ADVISORY FEES, SUPERVISORY AND ADMINISTRATIVE FEES AND TOTAL EXPENSES

The Board considered that PIMCO seeks to price new funds and classes to scale at the outset. The Board noted that PIMCO generally seeks to price new funds and classes competitively against the median total expense ratio of the respective Broadridge peer group, if available, while acknowledging that a fee premium may be appropriate for innovative investment offerings. PIMCO reported to the Board that, in proposing fees for any Portfolio or class of shares, it considers a number of factors, including, but not limited to, the type and complexity of the services provided, the cost of providing services, the risk assumed by PIMCO in the development of products and the provision of services and the competitive marketplace for financial products. Fees charged to or proposed for different Portfolios for advisory services and supervisory and administrative services may vary in light of these various factors. The Board also considered that PIMCO reviews the Portfolios’ fee levels and carefully considers changes where appropriate due to competitive positioning considerations, observed long-term notable underperformance and significant misalignments with the level or quality of services being provided or a change in the overall strategic positioning of the Portfolios.

The Board reviewed the advisory fees, supervisory and administrative fees and total expense ratios (including total expense ratios net of fee waivers and expense limitation agreements, as applicable) of the Portfolios (excluding, as may be applicable, extraordinary expenses, interest expenses, acquired fund fees and expenses, and certain other items) (each as a percentage of average net assets) and compared such amounts with the average and median fee and expense levels of other similar funds. The Board also reviewed information relating to the sub-advisory fees paid to Research Affiliates with respect to applicable Portfolios, taking into account that PIMCO compensates Research Affiliates from the advisory fees paid by such Portfolios to PIMCO. With respect to advisory fees, the Board reviewed data from the Broadridge Report that compared the average and median advisory fees of other funds in a “Peer Group” of comparable funds, where appropriate, as well as the universe of other similar funds. The Board reviewed materials indicating that, a number of Portfolios have total expense ratios that fall below the average and median expense ratios in their Peer Group and Broadridge universe. In addition, the Board considered the expense limitation agreement in place for all of the Portfolios and fee waivers in place for certain of the Portfolios, and also noted the fee waivers in place with respect to the advisory fee and supervisory and administrative fee that might result from investments by applicable Portfolios in their respective Subsidiaries.

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Approval of Investment Advisory Contract and Other Agreements (N-CSR Item 11)	(Cont.)

The Board also reviewed data comparing the Portfolios’ advisory and/or management fees to the fee rates PIMCO charged to registered funds (open-end, closed-end and interval), private funds, and non-U.S. registered funds, separate accounts, sub-advised clients and collective investment trusts with similar investment strategies. In cases where the fees for other clients were lower than those charged to the Portfolios, the Trustees noted that the differences in fees were attributable to various factors, including, but not limited to, differences in advisory and other services provided by PIMCO to the Portfolios, differences in the number or extent of the services provided by PIMCO to the Portfolios, the manner in which similar portfolios may be managed, different requirements with respect to liquidity and derivatives management and the implementation and compliance of other regulatory requirements, and the fact that separate accounts may have other contractual arrangements or arrangements across PIMCO strategies that justify different levels of fees. The Board considered that, with respect to collective investment trusts, PIMCO performs fewer or less extensive services because collective investment trusts are generally exempt from SEC regulation and typically involve lower compliance costs; investors in a collective investment trust may receive shareholder services from a trustee bank, rather than PIMCO; collective investment trusts have less regulatory disclosure; and the management structure of collective investment trusts differs from that of funds. The Trustees also considered that PIMCO faces increased entrepreneurial, legal and regulatory risk in sponsoring and managing mutual funds and ETFs as compared to separate accounts, external sub-advised funds or other investment products. In addition, the Trustees considered that PIMCO may charge certain private funds with similar investment mandates lower fees than the Portfolios because such private funds are not required to accept daily redemptions or price their assets on a daily basis, generally do not accept small investors with small account balances and operate under a less onerous and proscriptive regulatory regime.

Regarding advisory fees charged by PIMCO in its capacity as sub-adviser to third party/unaffiliated funds, the Trustees took into account that such fees may be lower than the fees charged by PIMCO to serve as adviser to the Portfolios. The Trustees also took into account that there are various reasons for any such differences in fees, including, but not limited to, the fact that PIMCO may be subject to varying levels of entrepreneurial, legal and regulatory risk and different servicing requirements when PIMCO does not serve as the sponsor of a fund and is not principally responsible for all aspects of a fund’s investment program and operations as compared to when PIMCO serves as investment adviser and sponsor.

The Board considered the Portfolios’ supervisory and administrative fees, comparing them to similar funds managed by other investment advisers in the Broadridge Report. The Board also considered that, as the Portfolios’ business has become increasingly complex and the number of Portfolios has grown over time, PIMCO is responsible for providing a broad array of fund supervision and administrative functions, including, but not limited to: compliance oversight and testing, legal services, risk management, technology, shareholder servicing, reporting, business management and executive leadership. In addition, the Board considered the Trust’s unified fee structure, under which the Trust pays for the supervisory and administrative services it requires for one set fee for each Portfolio. In return for this unified fee, PIMCO provides or procures supervisory and administrative services and bears the costs of various third party services required by the Portfolios, including audit, custodial, portfolio accounting, ordinary legal, transfer agency, sub-accounting and printing costs. The Board further considered that many other funds pay for comparable services separately, and thus it is difficult to directly compare the Trust’s unified supervisory and administrative fees with the fees paid by other funds for administrative services alone. The Board also considered that the unified supervisory and administrative fee leads to Portfolio fees that are fixed over the contract period, rather than variable. The Board noted that, although the unified fee structure does not have breakpoints, it inherently reflects certain economies of scale by fixing the absolute level of Portfolio fees at competitive levels over the contract period even if the Portfolios’ operating costs rise, such as when assets remain flat or decrease. Other factors the Board considered in assessing the unified fee include PIMCO’s approach of pricing Portfolios at scale at inception and reinvesting in other important areas of the business that support the Portfolios. The Board considered historical advisory and/or supervisory and administrative (as may be applicable) fee reductions implemented for different Portfolios and classes, noting that the unified fee can be increased or decreased in subsequent contractual periods with Board approval and is subject to the periodic reviews discussed above. The Board noted that, with few exceptions, PIMCO has generally maintained Portfolio fees at the same level as implemented when the unified fee was adopted, and has reduced fees for a number of Portfolios in prior years. The Board concluded that the Portfolios’ supervisory and administrative fees were reasonable in relation to the value of the services provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Supervision and Administration Agreement represent, in effect, a cap on overall Portfolio fees during the contractual period, which is beneficial to the Portfolios and their shareholders.

The Board considered the Portfolios’ total expense ratios and discussed with PIMCO certain Portfolios and/or classes of Portfolios that had above median total expense ratios. Upon comparing the Portfolios’ total expense ratios to other funds in the “Peer Groups” provided by the Broadridge Report, where appropriate, the Board found total expense ratios of each Portfolio to be reasonable.

60	PIMCO VARIABLE INSURANCE TRUST

(Unaudited)

The Trustees also considered the advisory fees charged to the Portfolios that invest in other investment companies or operate as funds of funds (the “Funds of Funds”) and the advisory services provided in exchange for such fees. The Trustees determined that such services were in addition to the advisory services provided to the underlying funds in which the Funds of Funds may invest and, therefore, such services were not duplicative of the advisory services provided to the underlying funds. The Board also considered the various fee waiver agreements in place for the Funds of Funds. The Board noted that PIMCO is continuing waivers for these Funds of Funds, as well as for certain other Portfolios of the Trust.

Based on the information presented by PIMCO, Research Affiliates and Broadridge, members of the Board determined, in the exercise of their business judgment, that the level of the advisory fees and supervisory and administrative fees charged by PIMCO under the Agreements and the Subsidiary Agreements, the fees charged by Research Affiliates under the Asset Allocation Agreement, and the total expense ratios of each Portfolio, are reasonable.

5. ADVISER COSTS, LEVEL OF PROFITS AND ECONOMIES OF SCALE

The Board reviewed information regarding PIMCO’s costs of providing services to, as well as the resulting level of profits from, the Portfolios. To the extent applicable, the Board also reviewed information regarding the portion of a Portfolio’s advisory fee retained by PIMCO, following the payment of sub-advisory fees to Research Affiliates, with respect to the Portfolios. Additionally, the Board discussed PIMCO’s pre- and post-distribution profit margin ranges with respect to the Portfolios, as compared to the prior year. The Board also noted that it had received information regarding the structure and manner in which PIMCO’s investment professionals were compensated, and PIMCO’s view of the relationship of such compensation to the recruitment and retention of quality personnel. The Board considered PIMCO’s investment in global infrastructure, technology capabilities, risk management processes and qualified personnel to reinforce existing services, offer new services, and accommodate changing regulatory requirements.

The Board considered the existence of any economies of scale and noted that, to the extent that PIMCO achieves economies of scale in managing the Portfolios, PIMCO shares the benefits of such economies of scale, if any, with the Portfolios and their shareholders in a number of ways, including investing in portfolio and trade operations management, firm technology, middle and back office support, legal and compliance, and fund administration logistics; senior management supervision, governance and oversight of those services; and through fee reductions or waivers, the pricing of Portfolios to scale from inception and the enhancement of services provided to the Portfolios in return for fees paid. The Board considered that the Portfolios’ unified fee rates had been set competitively and/or priced to scale from inception, had been held steady during the contractual period at that scaled competitive rate for most Portfolios as assets grew, or as assets declined in the case of some Portfolios, and continued to be competitive compared with peers. The Board also considered that the unified fee is a transparent means of informing a Portfolio’s shareholders of the fees associated with the Portfolio, and that the Portfolio bears certain expenses that are not covered by the advisory fee or the unified fee. The Board further considered the challenges that arise when managing large funds, which can result in certain “diseconomies” of scale and noted that PIMCO has continued to reinvest in many areas of the business to support the Portfolios.

The Trustees considered that the unified fee has provided inherent economies of scale because a Portfolio maintains competitive fixed fees over the annual contract period even if the particular Portfolio’s assets decline and/or operating costs rise. The Trustees further considered that, in contrast, breakpoints may be a proxy for charging higher fees on lower asset levels and that when a fund’s assets decline, breakpoints may reverse, which causes expense ratios to increase. The Trustees also considered that, unlike the Portfolios’ unified fee structure, funds with “pass through” expense structures may experience increased expense ratios when fixed dollar fees are charged against declining fund assets. The Trustees also reviewed materials demonstrating the benefits of the unified fee to shareholders during market downturns and/or periods of high volatility. In addition, the Trustees considered that the unified fee protects shareholders from a rise in administrative and operating costs that may result from, among other things, PIMCO’s investments in various business enhancements and infrastructure, including those referenced above. The Trustees noted that PIMCO’s investments in these areas are extensive.

The Board concluded that the Portfolios’ cost structures were reasonable and that PIMCO is appropriately sharing economies of scale, if any, through the Portfolios’ unified fee structure, generally pricing Portfolios to scale at inception and reinvesting in its business to provide enhanced and expanded services to the Portfolios and their shareholders.

6. ANCILLARY BENEFITS

The Board considered other benefits realized by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust. Such benefits may include possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the Trust or third party service providers’ relationship-level fee concessions, which decrease fees paid by PIMCO. Such benefits also include ancillary benefits to PIMCO or its employees related to service or rate offers in financial firms’ other business lines, which can result in

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	61

Approval of Investment Advisory Contract and Other Agreements (N-CSR Item 11)	(Cont.)	(Unaudited)

PIMCO or its employees having access to more favorable products or rates. The Board also considered that affiliates of PIMCO provide distribution and/or shareholder services to the Portfolios and their shareholders, for which they may be compensated through distribution and servicing fees paid pursuant to the Portfolios’ Rule 12b-1 plans or otherwise. In addition, the Board considered that PIMCO may benefit indirectly from its use of the HUB technology platform, a joint venture between PIMCO, Man Group, S&P Global, Microsoft and State Street, and its recent strategic managed service arrangement with a third-party consultant. The Board noted that, while PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Portfolios, it has adopted a policy not to enter into contractual soft dollar arrangements.

7. CONCLUSIONS

Based on their review, including the comprehensive consideration and evaluation of each of the broad factors and information summarized above, the Independent Trustees and the Board as a whole concluded that the nature, extent and quality of the services rendered to the Portfolios by PIMCO and Research Affiliates supported the renewal of the Agreements and the Subsidiary Agreements. The Independent Trustees and the Board as a whole concluded that the Agreements and the Subsidiary Agreements continued to be fair and reasonable to the Portfolios and their shareholders, that the fees charged under the Investment Advisory Contract, Supervision and Administration Agreement and the Subsidiary Agreements and the fees charged by Research Affiliates under the Asset Allocation Agreement on behalf of the Portfolios were fair and reasonable in light of the services provided, and that the renewal of the Agreements and the Subsidiary Agreements was in the best interests of the Portfolios and their shareholders.

62	PIMCO VARIABLE INSURANCE TRUST

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank & Trust Co.

2323 Grand Boulevard, 5th Floor

Kansas City, MO 64108

Transfer Agent

SS&C Global Investor & Distribution Solutions, Inc.

80 Lamberton Road

Windsor, CT 06095

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Variable Insurance Trust.

pimco.com/pvit

PVITEMGMKTSFSTMAR_123125

PIMCO VARIABLE INSURANCE TRUST

Annual Financial and Other Information

December 31, 2025

PIMCO Global Bond Opportunities Portfolio (Unhedged)

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. (The variable product prospectus may be obtained by contacting your Investment Consultant.)

Important Information About the PIMCO Global Bond Opportunities Portfolio (Unhedged)

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company that includes the PIMCO Global Bond Opportunities Portfolio (Unhedged) (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed income securities and other instruments held by the Portfolio are likely to decrease in value. A wide variety of factors can cause interest rates or yields of U.S. Treasury securities (or yields of other types of bonds) to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Portfolio management will anticipate such movement accurately. The Portfolio may experience losses as a result of movements in interest rates.

Changing interest rates may have unpredictable effects on markets, which may detract from Portfolio performance. The interest rate environment has fluctuated in recent years, moving from historically low interest rates in 2020 and 2021 to high interest rates in 2022 and 2023 as a result of the U.S. Federal Reserve (the “Fed”) raising interest rates multiple times in efforts to combat inflation. Starting in late 2024 and again in 2025, the Fed lowered interest rates. It is uncertain whether rates will remain steady, increase or decrease in the future. As such, the Portfolio may face a heightened level of risk associated with changing interest rates and/or bond yields. This could be driven by a variety of factors, including but not limited to central bank monetary policies, changing inflation or real growth rates, general economic conditions, increasing bond issuances or reduced market demand for certain types of bonds or bonds generally. Further, while bond markets have steadily grown over the past three decades, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets”.

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than funds or securities with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets, or negatively impact the Portfolio’s performance or cause the Portfolio to incur losses. As a result, the Portfolio may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of the Portfolio.

The Portfolio may be subject to various risks as described in the Portfolio’s prospectus and in the Principal and Other Risks note in the Notes to Financial Statements.

Classifications of the Portfolio’s portfolio holdings in this report are made according to financial reporting standards. The classification of a particular portfolio holding as shown in the Schedule of Investments section of this report may differ from the classification used for the Portfolio’s compliance calculations, including those used in the Portfolio’s prospectus, investment objectives, regulatory and other investment limitations and policies, which may be based on different asset class, sector or geographical classifications. The Portfolio is separately monitored for compliance with respect to prospectus and regulatory requirements.

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

In February 2022, Russia launched an invasion of Ukraine. As a result, Russia and other countries, persons and entities that provided material aid to Russia’s aggression against Ukraine, have been the subject of economic sanctions and import and export controls imposed by countries throughout the world, including the United States. Such measures, including the United States’ enforcement of sanctions or other similar measures on various Russian entities and persons, and the Russian government’s response, have had and may continue to have an adverse effect on the Russian, Belarusian and other securities, instruments and economies, which may, in turn, negatively impact the Portfolio. The extent, duration and impact of Russia’s military action in Ukraine, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional, European and global economies and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors. Further, the Portfolio may have investments in securities and instruments that are economically tied to the region and may have been negatively impacted by the sanctions and counter-sanctions by Russia, including declines in value and reductions in liquidity. The sanctions may cause the Portfolio to sell portfolio holdings at a disadvantageous time or price or to continue to hold investments that the Portfolio may no longer seek to hold.

The United States’ enforcement of restrictions on U.S. investments in certain issuers and tariffs on goods from certain other countries

2	PIMCO VARIABLE INSURANCE TRUST

has contributed to and may continue to contribute to international trade tensions and may impact portfolio securities. The U.S. government has indicated an intent to alter its approach to international trade policy, including in some cases renegotiating, modifying or terminating certain bilateral or multi-lateral trade arrangements with foreign countries, and it has proposed to take and/or taken related actions, including the imposition of or stated potential imposition of a broad range of tariffs. The imposition of tariffs, trade restrictions, currency restrictions or similar actions (or retaliatory measures taken in response) could lead to, for example, price volatility, reduced market sentiment, and changes in inflation expectations. These and other geopolitical events may contribute to increased instability in the U.S. and global economies and markets, which may have an adverse effect on the performance of the Portfolio and its investments.

Increased volatility in the U.S. and global markets could be harmful to the Portfolio, issuers in which it invests and other market participants and Portfolio service providers. For example, if a bank at which the Portfolio or issuer has an account fails, any cash or other assets in bank or custody accounts, which may be substantial in size, could be temporarily inaccessible or permanently lost by the Portfolio or issuer. If a bank that provides a subscription line credit facility, asset-based facility, other credit facility and/or other services to an issuer or to a fund fails, the issuer or fund could be unable to draw funds under its credit facilities or obtain replacement credit facilities or other services from other lending institutions with similar terms.

Issuers in which the Portfolio may invest can be affected by volatility in the banking sector. Even if banks used by issuers in which the Portfolio invests remain solvent, volatility in the banking sector could contribute to, cause or intensify an economic recession, increase the costs of capital and banking services or result in the issuers being unable to obtain or refinance indebtedness at all or on as favorable terms as could otherwise have been obtained. Potential impacts to the Portfolio and issuers resulting from volatility in the banking sector and accompanying market conditions and potential legislative or regulatory responses are uncertain. Such conditions and responses, as well as a changing interest rate environment, can contribute to decreased market liquidity and erode the value of certain holdings. Market volatility and uncertainty and/or a downturn in market and economic and financial conditions, as a result of developments in the banking sector or otherwise (including as a result of delayed access to cash or credit facilities), could have an adverse impact on the Portfolio and issuers in which it invests.

The following table discloses the inception dates of the Portfolio and its respective share classes along with the Portfolio’s diversification status as of period end:

Portfolio Name	Portfolio Inception	Institutional Class	Administrative Class	Advisor Class	Diversification Status
PIMCO Global Bond Opportunities Portfolio (Unhedged)	01/10/02	01/31/06	01/10/02	10/31/06	Diversified

An investment in the Portfolio is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Portfolio. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither this Portfolio’s prospectus nor summary prospectus, the Trust’s Statement of Additional Information (“SAI”), any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or the Portfolio creates a contract between or among any shareholder of the Portfolio, on the one hand, and the Trust, the Portfolio, a service provider to the

Trust or the Portfolio, and/or the Trustees or officers of the Trust, on the other hand. The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend the most recent prospectus or use a new prospectus, summary prospectus or SAI with respect to the Portfolio or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or the Portfolio is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to the Portfolio, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current prospectus or SAI.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	3

Important Information About the PIMCO Global Bond Opportunities Portfolio (Unhedged)	(Cont.)

voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Portfolio’s website at www.pimco.com/pvit, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Portfolio files portfolio holdings information with the SEC on Form N-PORT within 60 days of the end of each fiscal quarter. The Portfolio’s complete schedule of securities holdings as of the end of each fiscal quarter will be made available to the public on the SEC’s website at www.sec.gov and on PIMCO’s website at www.pimco.com/pvit, and will be made available, upon request, by calling PIMCO at (888) 87-PIMCO. In August 2024, the SEC adopted amendments to Form N-PORT requiring funds to file Form N-PORT reports on a monthly basis and within 30 days of month end, with each report being made public 60 days after month end. On April 16, 2025, the SEC extended the compliance date for Form N-PORT amendments and fund groups with $1 billion or more in net assets will be required to comply with the amendments for reports filed on or after November 17, 2027.

Paper copies of the Portfolio’s shareholder reports are required to be provided free of charge by the Portfolio, the insurance company or financial intermediary upon request.

In September 2023, the SEC adopted amendments to Rule 35d-1 under the Investment Company Act of 1940, as amended, the rule governing fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. Changes to a fund’s calculation methodology for derivatives instruments for purposes of Rule 35d-1 consistent with such amendments and applicable regulatory interpretations thereof will not constitute a change to a fund’s policy adopted pursuant to Rule 35d-1 and will not require notice or shareholder approval. The amendments became effective on December 11, 2023. On March 14, 2025, the SEC extended the compliance date from December 11, 2025 to June 11, 2026 for fund groups with $1 billion or more in net assets and modified the operation of the compliance dates to allow for compliance based on the timing of certain annual disclosure and reporting obligations that are tied to a fund’s fiscal year-end.

4	PIMCO VARIABLE INSURANCE TRUST

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ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	5

Financial Highlights	PIMCO Global Bond Opportunities Portfolio (Unhedged)

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gain	Tax Basis Return of Capital	Total
Institutional Class

12/31/2025	$9.24	$0.38	$0.80	$1.18	$(0.43)	$0.00	$(0.02)	$(0.45)

12/31/2024	9.62	0.33	(0.36)	(0.03)	(0.26)	0.00	(0.09)	(0.35)

12/31/2023	9.45	0.26	0.23	0.49	(0.04)	(0.10)	(0.18)	(0.32)

12/31/2022	10.94	0.21	(1.40)	(1.19)	(0.16)	(0.14)	0.00	(0.30)

12/31/2021	12.19	0.23	(0.69)	(0.46)	(0.61)	(0.18)	0.00	(0.79)
Administrative Class

12/31/2025	9.24	0.37	0.80	1.17	(0.42)	0.00	(0.02)	(0.44)

12/31/2024	9.62	0.31	(0.36)	(0.05)	(0.24)	0.00	(0.09)	(0.33)

12/31/2023	9.45	0.24	0.24	0.48	(0.03)	(0.10)	(0.18)	(0.31)

12/31/2022	10.94	0.19	(1.39)	(1.20)	(0.15)	(0.14)	0.00	(0.29)

12/31/2021	12.19	0.21	(0.69)	(0.48)	(0.59)	(0.18)	0.00	(0.77)
Advisor Class

12/31/2025	9.24	0.36	0.80	1.16	(0.41)	0.00	(0.02)	(0.43)

12/31/2024	9.62	0.30	(0.36)	(0.06)	(0.23)	0.00	(0.09)	(0.32)

12/31/2023	9.45	0.23	0.24	0.47	(0.02)	(0.10)	(0.18)	(0.30)

12/31/2022	10.94	0.18	(1.39)	(1.21)	(0.14)	(0.14)	0.00	(0.28)

12/31/2021	12.19	0.21	(0.70)	(0.49)	(0.58)	(0.18)	0.00	(0.76)

^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
(a)

Net asset value includes adjustments required by U.S. GAAP. These values, and other performance figures relying on them, such as average annual total return data included in the Portfolio’s prospectus and in any shareholder reports, may differ from net asset values and performance reported elsewhere with respect to the Portfolio.

(b)	Per share amounts based on average number of shares outstanding during the year or period.
(c)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(d)

Total return figures include adjustments required by U.S. GAAP. These values, and other performance figures relying on them, such as average annual total return data included in the Portfolio’s prospectus and in any shareholder reports, may differ from net asset values and performance reported elsewhere with respect to the Portfolio. Additionally, excludes applicable initial sales charges, contingent deferred sales charges and Variable Contract fees or expenses.

6	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses	Expenses Excluding Waivers	Expenses Excluding Interest Expense	Expenses Excluding Interest Expense and Waivers	Net Investment Income (Loss)	Portfolio Turnover Rate

$9.97	13.04%	$12,456	1.00%	1.00%	0.75%	0.75%	3.96%	696%

9.24	(0.35)	9,639	0.93	0.93	0.76	0.76	3.47	607

9.62	5.42	9,473	0.86	0.86	0.75	0.75	2.76	653

9.45	(10.87)	9,551	0.81	0.81	0.75	0.75	2.14	560

10.94	(4.01)	10,553	0.77	0.77	0.75	0.75	2.01	408

9.97	12.87	95,740	1.15	1.15	0.90	0.90	3.81	696

9.24	(0.50)	94,422	1.08	1.08	0.91	0.91	3.31	607

9.62	5.26	93,660	1.01	1.01	0.90	0.90	2.61	653

9.45	(11.00)	81,498	0.96	0.96	0.90	0.90	1.97	560

10.94	(4.16)	99,746	0.92	0.92	0.90	0.90	1.80	408

9.97	12.76	30,078	1.25	1.25	1.00	1.00	3.71	696

9.24	(0.60)	25,234	1.18	1.18	1.01	1.01	3.22	607

9.62	5.16	23,780	1.11	1.11	1.00	1.00	2.51	653

9.45	(11.09)	23,113	1.06	1.06	1.00	1.00	1.88	560

10.94	(4.25)	25,954	1.02	1.02	1.00	1.00	1.79	408

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	7

Statement of Assets and Liabilities	PIMCO Global Bond Opportunities Portfolio (Unhedged)	December 31, 2025

(Amounts in thousands†, except per share amounts)

Assets:

Investments, at value
Investments in securities*	$195,871
Investments in Affiliates	1,459
Financial Derivative Instruments
Exchange-traded or centrally cleared	293
Over the counter	1,209
Cash	91
Deposits with counterparty	4,836
Foreign currency, at value	1,219
Receivable for investments sold	26,397
Receivable for TBA investments sold	78,708
Receivable for Portfolio shares sold	157
Interest and/or dividends receivable	1,276
Dividends receivable from Affiliates	4
Total Assets	311,520

Liabilities:

Borrowings & Other Financing Transactions
Payable for reverse repurchase agreements	$14,731
Payable for short sales	19,263
Financial Derivative Instruments
Exchange-traded or centrally cleared	277
Over the counter	812
Payable for investments purchased	21,247
Payable for investments in Affiliates purchased	5
Payable for TBA investments purchased	116,777
Deposits from counterparty	3
Payable for Portfolio shares redeemed	22
Accrued investment advisory fees	30
Accrued supervisory and administrative fees	60
Accrued distribution fees	6
Accrued servicing fees	13
Total Liabilities	173,246

Commitments and Contingent Liabilities^

Net Assets	$138,274

Net Assets Consist of:

Paid in capital	$142,491
Distributable earnings (accumulated loss)	(4,217)

Net Assets	$138,274

Net Assets:

Institutional Class	$12,456
Administrative Class	95,740
Advisor Class	30,078

Shares Issued and Outstanding:

Institutional Class	1,250
Administrative Class	9,606
Advisor Class	3,018

Net Asset Value Per Share Outstanding(a):

Institutional Class	$9.97
Administrative Class	9.97
Advisor Class	9.97

Cost of investments in securities	$195,382
Cost of investments in Affiliates	$1,459
Cost of foreign currency held	$1,215
Proceeds received on short sales	$19,298
Cost or premiums of financial derivative instruments, net	$3,687

* Includes repurchase agreements of:	$801

†	A zero balance may reflect actual amounts rounding to less than one thousand.
^	See Note 9, Fees and Expenses, in the Notes to Financial Statements for more information.
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Portfolio.

8	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Statement of Operations	PIMCO Global Bond Opportunities Portfolio (Unhedged)

Year Ended December 31, 2025
(Amounts in thousands†)

Investment Income:

Interest	$6,510
Dividends from Investments in Affiliates	37
Total Income	6,547

Expenses:

Investment advisory fees	330
Supervisory and administrative fees	660
Distribution and/or servicing fees - Administrative Class	140
Distribution and/or servicing fees - Advisor Class	69
Trustee fees	6
Interest expense	326
Miscellaneous expense	1
Total Expenses	1,532
Waiver and/or Reimbursement by PIMCO	(1)
Net Expenses	1,531

Net Investment Income (Loss)	5,016

Net Realized Gain (Loss):

Investments in securities	65
Exchange-traded or centrally cleared financial derivative instruments	1,466
Over the counter financial derivative instruments	505
Short sales	(1)
Foreign currency	(418)

Net Realized Gain (Loss)	1,617

Net Change in Unrealized Appreciation (Depreciation):

Investments in securities	7,900
Exchange-traded or centrally cleared financial derivative instruments	1,040
Over the counter financial derivative instruments	149
Short sales	36
Foreign currency assets and liabilities	27

Net Change in Unrealized Appreciation (Depreciation)	9,152

Net Increase (Decrease) in Net Assets Resulting from Operations	$15,785

†	A zero balance may reflect actual amounts rounding to less than one thousand.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	9

Statements of Changes in Net Assets	PIMCO Global Bond Opportunities Portfolio (Unhedged)

(Amounts in thousands†)	Year Ended December 31, 2025	Year Ended December 31, 2024

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$5,016	$4,186
Net realized gain (loss)	1,617	(2,880)
Net change in unrealized appreciation (depreciation)	9,152	(1,872)

Net Increase (Decrease) in Net Assets Resulting from Operations	15,785	(566)

Distributions to Shareholders:

From net investment income and/or net realized capital gains
Institutional Class	(502)	(258)
Administrative Class	(3,980)	(2,402)
Advisor Class	(1,153)	(599)

Tax basis return of capital
Institutional Class	(28)	(90)
Administrative Class	(231)	(889)
Advisor Class	(68)	(230)

Total Distributions(a)	(5,962)	(4,468)

Portfolio Share Transactions:

Net increase (decrease) resulting from Portfolio share transactions*	(844)	7,416

Total Increase (Decrease) in Net Assets	8,979	2,382

Net Assets:

Beginning of year	129,295	126,913
End of year	$138,274	$129,295

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

10	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Schedule of Investments	PIMCO Global Bond Opportunities Portfolio (Unhedged)	December 31, 2025

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 141.6%

ARGENTINA 0.0%

SOVEREIGN ISSUES 0.0%

Argentina Bonar Bonds
0.750% due 07/09/2030 þ		$54	$35
4.125% due 07/09/2035 þ		44	32

Total Argentina (Cost $58)			67

AUSTRALIA 3.0%

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.0%

Project Cashmere
4.543% due 12/30/2057 «(b)	AUD	2,100	1,401

SOVEREIGN ISSUES 2.0%

Australia Government Bonds
1.750% due 06/21/2051		50	17
2.500% due 05/21/2030		400	249

New South Wales Treasury Corp.
1.750% due 03/20/2034		400	207
2.000% due 03/08/2033		200	110

Queensland Treasury Corp.
1.500% due 08/20/2032		500	269
1.750% due 07/20/2034		300	153
2.000% due 08/22/2033		1,200	645
5.250% due 07/21/2036		700	460

Treasury Corp. of Victoria
2.000% due 09/17/2035		300	149
2.250% due 09/15/2033		500	273
4.250% due 12/20/2032		300	192

			2,724

Total Australia (Cost $4,096)			4,125

BRAZIL 1.8%

SOVEREIGN ISSUES 1.8%

Brazil Letras do Tesouro Nacional
0.000% due 04/01/2026 (d)	BRL	13,900	2,454

Total Brazil (Cost $2,493)			2,454

BULGARIA 0.3%

SOVEREIGN ISSUES 0.3%

Bulgaria Government International Bonds
3.375% due 07/18/2035	EUR	200	231
4.125% due 07/18/2045		200	226

Total Bulgaria (Cost $455)			457

CANADA 2.0%

CORPORATE BONDS & NOTES 1.2%

Air Canada Pass-Through Trust
3.300% due 07/15/2031		$64	61

Canadian Imperial Bank of Commerce
4.876% due 01/14/2030		900	932

Fairfax Financial Holdings Ltd.
2.750% due 03/29/2028	EUR	100	117

Toronto-Dominion Bank
4.814% due 07/16/2027		$500	509

			1,619

SOVEREIGN ISSUES 0.8%

Canada Government Bonds
3.000% due 06/01/2034	CAD	1,500	1,068

Canada Government Real Return Bonds
1.500% due 12/01/2044 (e)		143	99

			1,167

Total Canada (Cost $2,754)			2,786

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CAYMAN ISLANDS 2.4%

ASSET-BACKED SECURITIES 2.1%

Arbor Realty Commercial Real Estate Notes Ltd.
5.434% due 01/15/2037 •		$121	$122

BDS Ltd.
5.199% due 12/16/2036 •		113	113

CIFC Funding Ltd.
5.077% due 10/24/2030 •		78	78

ICG U.S. CLO Ltd.
5.034% due 10/20/2034 •		500	500

KREF Ltd.
5.181% due 02/17/2039 •		144	144

LCM 30 Ltd.
5.226% due 04/20/2031 •		161	161

MF1 Ltd.
5.081% due 02/19/2037 •		195	195

Northwoods Capital XII-B Ltd.
4.913% due 06/15/2031 •		226	227

OFSI BSL X Ltd.
5.154% due 04/20/2034 •		500	501

Starwood Ltd.
5.049% due 04/18/2038 •		209	210
5.334% due 11/15/2038 •		109	109

Trinitas CLO VI Ltd.
4.968% due 01/25/2034 •		400	400

TRTX Issuer Ltd.
5.386% due 02/15/2039 •		178	177

			2,937

CORPORATE BONDS & NOTES 0.1%

Avolon Holdings Funding Ltd.
2.528% due 11/18/2027		124	120

SOVEREIGN ISSUES 0.2%

KSA Sukuk Ltd.
5.268% due 10/25/2028		200	206

Total Cayman Islands (Cost $3,258)			3,263

CHILE 0.1%

SOVEREIGN ISSUES 0.1%

Chile Government International Bonds
4.850% due 01/22/2029		$200	205

Total Chile (Cost $200)			205

DENMARK 0.1%

CORPORATE BONDS & NOTES 0.1%

Nordea Kredit Realkreditaktieselskab
1.500% due 10/01/2053	DKK	535	68

Realkredit Danmark AS
1.500% due 10/01/2053		267	34

Total Denmark (Cost $122)			102

FRANCE 6.8%

CORPORATE BONDS & NOTES 0.2%

Credit Agricole SA
6.316% due 10/03/2029 •		$300	317

SOVEREIGN ISSUES 6.6%

French Republic Government Bonds OAT
0.750% due 02/25/2028	EUR	800	910
2.750% due 10/25/2027		800	948
2.750% due 02/25/2030		4,300	5,067

UNEDIC ASSEO
0.875% due 05/25/2028		2,000	2,267

			9,192

Total France (Cost $8,517)			9,509

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
GERMANY 1.0%

CORPORATE BONDS & NOTES 1.0%

Kreditanstalt fuer Wiederaufbau
0.000% due 12/15/2027	EUR	1,200	$1,352

Total Germany (Cost $1,198)			1,352

IRELAND 2.6%

ASSET-BACKED SECURITIES 2.6%

BBAM European CLO I DAC
2.885% due 07/22/2034 •	EUR	500	588

CVC Cordatus Opportunity Loan Fund-R DAC
2.904% due 08/15/2033 •		417	490

Grosvenor Place CLO DAC
3.249% due 01/15/2039 •		500	588

Harvest CLO XXI DAC
1.040% due 07/15/2031		201	234

Hayfin Emerald CLO XIV DAC
3.225% due 01/22/2039 •		600	705

Jubilee CLO DAC
2.659% due 04/15/2031 •		172	202

Man GLG Euro CLO V DAC
2.790% due 12/15/2031 •		37	43

Rockford Tower Europe CLO DAC
3.026% due 01/24/2035 •		600	706

Total Ireland (Cost $3,302)			3,556

ISRAEL 1.0%

SOVEREIGN ISSUES 1.0%

Israel Government International Bonds
5.375% due 03/12/2029		$200	206
5.375% due 02/19/2030		700	725
5.500% due 03/12/2034		200	207
5.750% due 03/12/2054		200	193

Total Israel (Cost $1,285)			1,331

ITALY 2.4%

CORPORATE BONDS & NOTES 0.3%

Banca Monte dei Paschi di Siena SpA
0.875% due 10/08/2027	EUR	300	349

SOVEREIGN ISSUES 2.1%

Cassa Depositi e Prestiti SpA
5.750% due 05/05/2026		$200	201

Italy Buoni Poliennali Del Tesoro
2.100% due 08/26/2027	EUR	2,300	2,700

			2,901

Total Italy (Cost $3,254)			3,250

JAPAN 5.5%

CORPORATE BONDS & NOTES 0.4%

Mitsubishi UFJ Financial Group, Inc.
4.527% due 09/12/2031 •		$200	201

Sumitomo Mitsui Financial Group, Inc.
5.520% due 01/13/2028		300	309

			510

SOVEREIGN ISSUES 5.1%

Development Bank of Japan, Inc.
2.125% due 09/01/2026	EUR	500	588
4.000% due 08/28/2027		$300	301

Japan Finance Organization for Municipalities
2.375% due 09/08/2027	EUR	2,300	2,703

Japan Government CPI-Linked Bonds
0.100% due 03/10/2028 (e)	JPY	196,486	1,276

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	11

Schedule of Investments	PIMCO Global Bond Opportunities Portfolio (Unhedged)	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Japan Government Five Year Bonds
0.400% due 06/20/2029	JPY	110,000	$679

Japan Government Forty Year Bonds
2.200% due 03/20/2064		60,000	279

Japan Government Thirty Year Bonds
0.700% due 06/20/2051		14,000	49
2.300% due 12/20/2054		27,200	139

Japan Government Twenty Year Bonds
0.400% due 06/20/2040		80,000	379
2.000% due 12/20/2044		80,000	444
2.400% due 03/20/2045		47,000	278

			7,115

Total Japan (Cost $8,147)			7,625

JERSEY, CHANNEL ISLANDS 0.3%

ASSET-BACKED SECURITIES 0.3%

Verdelite Static CLO Ltd.
5.014% due 07/20/2032 •		$348	348

Total Jersey, Channel Islands (Cost $348)			348

KUWAIT 0.5%

SOVEREIGN ISSUES 0.5%

Kuwait International Government Bonds
4.016% due 10/09/2028		$300	301
4.136% due 10/09/2030		200	200
4.652% due 10/09/2035		200	200

Total Kuwait (Cost $700)			701

LUXEMBOURG 0.6%

SOVEREIGN ISSUES 0.6%

Eagle Funding Luxco SARL
5.500% due 08/17/2030		$800	816

Total Luxembourg (Cost $798)			816

MALAYSIA 0.1%

SOVEREIGN ISSUES 0.1%

Malaysia Government Bonds
2.632% due 04/15/2031	MYR	700	167

Total Malaysia (Cost $151)			167

NETHERLANDS 0.2%

CORPORATE BONDS & NOTES 0.2%

ABN AMRO Bank NV
5.515% due 12/03/2035 •		$300	310

Total Netherlands (Cost $300)			310

NORWAY 0.1%

SOVEREIGN ISSUES 0.1%

Kommunalbanken AS
1.900% due 01/19/2027	AUD	300	195

Total Norway (Cost $218)			195

PERU 2.3%

SOVEREIGN ISSUES 2.3%

Peru Government Bonds
6.850% due 08/12/2035	PEN	900	289
7.300% due 08/12/2033		6,000	2,037
7.600% due 08/12/2039		1,400	455

Peru Government International Bonds
6.150% due 08/12/2032		100	32
6.900% due 08/12/2037		1,200	374

Total Peru (Cost $2,813)			3,187

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
POLAND 0.3%

SOVEREIGN ISSUES 0.3%

Republic of Poland Government International Bonds
4.875% due 02/12/2030		$100	$103
5.125% due 09/18/2034		200	205
5.375% due 02/12/2035		100	104

Total Poland (Cost $398)			412

QATAR 0.1%

CORPORATE BONDS & NOTES 0.1%

QatarEnergy
2.250% due 07/12/2031		$200	180

Total Qatar (Cost $199)			180

ROMANIA 0.9%

SOVEREIGN ISSUES 0.9%

Romania Government International Bonds
1.750% due 07/13/2030	EUR	200	213
2.000% due 01/28/2032		100	101
2.000% due 04/14/2033		100	96
2.124% due 07/16/2031		100	103
2.875% due 04/13/2042		100	78
5.000% due 09/27/2026		220	263
5.250% due 03/10/2030		100	123
5.250% due 05/30/2032		100	120
5.625% due 05/30/2037		100	114
6.500% due 10/07/2045		50	58

Total Romania (Cost $1,287)			1,269

SAUDI ARABIA 2.0%

CORPORATE BONDS & NOTES 0.2%

Saudi Arabian Oil Co.
6.375% due 06/02/2055		$200	209

SOVEREIGN ISSUES 1.8%

Saudi Government International Bonds
3.375% due 03/05/2032	EUR	300	354
3.750% due 03/05/2037		100	116
4.750% due 01/18/2028		$300	304
4.750% due 01/16/2030		1,100	1,124
5.125% due 01/13/2028		400	409
5.375% due 01/13/2031		200	210

			2,517

Total Saudi Arabia (Cost $2,607)			2,726

SERBIA 0.1%

SOVEREIGN ISSUES 0.1%

Serbia International Bonds
1.000% due 09/23/2028	EUR	100	110
2.050% due 09/23/2036		100	91

Total Serbia (Cost $232)			201

SOUTH AFRICA 2.7%

SOVEREIGN ISSUES 2.7%

Republic of South Africa Government Bonds
6.250% due 03/31/2036	ZAR	1,700	88
8.000% due 01/31/2030		13,000	803
8.750% due 02/28/2048		1,800	105
8.875% due 02/28/2035		43,900	2,766

Total South Africa (Cost $3,230)			3,762

SPAIN 4.7%

SOVEREIGN ISSUES 4.7%

Autonomous Community of Catalonia
4.220% due 04/26/2035	EUR	100	121

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Spain Government Bonds
0.000% due 01/31/2028	EUR	1,650	$1,854
2.400% due 05/31/2028		1,050	1,238
3.150% due 04/30/2035		200	233
3.450% due 10/31/2034		2,490	2,986

Total Spain (Cost $6,121)			6,432

SUPRANATIONAL 0.7%

SOVEREIGN ISSUES 0.7%

European Union
3.750% due 10/12/2045	EUR	800	928

Total Supranational (Cost $932)			928

UNITED ARAB EMIRATES 0.4%

CORPORATE BONDS & NOTES 0.1%

Abu Dhabi Developmental Holding Co. PJSC
4.500% due 05/06/2030		$200	202

SOVEREIGN ISSUES 0.3%

Abu Dhabi Government International Bonds
5.500% due 04/30/2054		400	409

Total United Arab Emirates (Cost $592)			611

UNITED KINGDOM 6.6%

CORPORATE BONDS & NOTES 1.4%

HSBC Holdings PLC
3.973% due 05/22/2030 •		$100	99
4.041% due 03/13/2028 •		200	200
4.787% due 03/10/2032 •	EUR	200	250

NatWest Group PLC
4.892% due 05/18/2029 •		$400	407

Santander U.K. Group Holdings PLC
6.534% due 01/10/2029 •		300	314

Standard Chartered PLC
2.608% due 01/12/2028 •		200	197

Vmed O2 U.K. Financing I PLC
5.625% due 04/15/2032	EUR	400	474

			1,941

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.9%

Eurohome U.K. Mortgages PLC
4.050% due 06/15/2044 •	GBP	36	48

Eurosail-U.K. PLC
4.851% due 06/13/2045 •		61	83

Towd Point Mortgage Funding - Granite 6 PLC
4.856% due 07/20/2053 •		336	454

Tower Bridge Funding PLC
4.552% due 12/20/2066 •		481	649

			1,234

SOVEREIGN ISSUES 4.3%

U.K. Gilts
4.375% due 03/07/2030		4,000	5,485
5.375% due 01/31/2056		300	417

			5,902

Total United Kingdom (Cost $8,885)			9,077

UNITED STATES 86.7%

ASSET-BACKED SECURITIES 2.9%

ACE Securities Corp. Home Equity Loan Trust
4.746% due 08/25/2035 •		$303	303

C-BASS Trust
3.966% due 11/25/2036 •		12	5

Citigroup Mortgage Loan Trust, Inc.
4.836% due 07/25/2035 •		389	378

12	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

December 31, 2025

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Conseco Finance Securitizations Corp.
7.490% due 07/01/2031 þ		$170	$173

Countrywide Asset-Backed Certificates
4.246% due 08/25/2034 •		53	52

Countrywide Asset-Backed Certificates Trust
4.286% due 06/25/2047 •		405	395
4.586% due 08/25/2047 •		38	38

GSAMP Trust
4.346% due 05/25/2046 •		282	274

Morgan Stanley ABS Capital I, Inc. Trust
3.956% due 03/25/2037 •		722	309
4.346% due 08/25/2036 •		1,639	826

NovaStar Mortgage Funding Trust
4.386% due 05/25/2036 •		499	491

Renaissance Home Equity Loan Trust
5.294% due 01/25/2037 þ		454	137

Securitized Asset-Backed Receivables LLC Trust
3.946% due 12/25/2036 •		4	2

SMB Private Education Loan Trust
1.290% due 07/15/2053		84	81
4.965% due 07/15/2053 •		21	21
5.434% due 02/16/2055 •		145	147

Soundview Home Loan Trust
4.346% due 11/25/2036 •		364	349

Terwin Mortgage Trust
4.786% due 11/25/2033 •		7	7

Washington Mutual Asset-Backed Certificates Trust
3.851% due 10/25/2036 •		28	10

			3,998

CORPORATE BONDS & NOTES 4.9%

Athene Global Funding
5.516% due 03/25/2027		200	203

Bank of America Corp.
5.511% due 01/24/2036 •		300	313

Beignet Investor LLC
6.581% due 05/30/2049		1,400	1,480

Boeing Co.
6.259% due 05/01/2027		100	103

British Airways Pass-Through Trust
3.350% due 12/15/2030		39	38

CommonSpirit Health
4.975% due 09/01/2035		300	297

GA Global Funding Trust
2.250% due 01/06/2027		150	147

GLP Capital LP/GLP Financing II, Inc.
5.300% due 01/15/2029		200	204

JPMorgan Chase & Co.
4.505% due 10/22/2028 •		400	404
5.140% due 01/24/2031 •		400	413

Kraton Corp.
5.000% due 07/15/2027		300	305

Morgan Stanley
2.699% (EUR003M + 0.650%) due 03/19/2027 ~	EUR	400	471
5.652% due 04/13/2028 •		$500	510

Morgan Stanley Bank NA
5.504% due 05/26/2028 •		300	306

Pacific Gas & Electric Co.
4.000% due 12/01/2046		100	75

PacifiCorp
5.100% due 02/15/2029		150	153

Philip Morris International, Inc.
5.125% due 02/13/2031		150	156

Wells Fargo & Co.
5.211% due 12/03/2035 •		400	409
5.244% due 01/24/2031 •		500	518
5.499% due 01/23/2035 •		300	313

			6,818

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MUNICIPAL BONDS & NOTES 0.1%

Louisiana Local Government Environmental Facilities & Community Development Auth Revenue Bonds, Series 2022
4.145% due 02/01/2033	$100	$100

Texas Natural Gas Securitization Finance Corp. Revenue Bonds, Series 2023
5.102% due 04/01/2035	84	86

		186

NON-AGENCY MORTGAGE-BACKED SECURITIES 8.2%

Adjustable Rate Mortgage Trust
5.404% due 09/25/2035 ~	2	2

American Home Mortgage Assets Trust
4.036% due 05/25/2046 •	81	73
4.056% due 10/25/2046 •	207	103

Angel Oak Mortgage Trust
5.985% due 01/25/2069 þ	354	357

Banc of America Funding Trust
4.328% due 10/20/2046 ~	38	32
5.500% due 01/25/2036	10	10
5.798% due 02/20/2036 ~	22	21

Bayview MSR Opportunity Master Fund Trust
3.000% due 11/25/2051 ~	213	186

BCAP LLC Trust
4.186% due 01/25/2037 •	81	77
5.250% due 04/26/2037	280	154

Bear Stearns ALT-A Trust
4.159% due 08/25/2036 ~	92	41
4.668% due 11/25/2035 ~	37	28
4.791% due 09/25/2035 ~	42	22

Bear Stearns ARM Trust
4.000% due 05/25/2034 ~	1	1
4.203% due 05/25/2047 ~	54	48
5.014% due 08/25/2033 ~	2	2
5.717% due 11/25/2034 ~	1	1
5.741% due 10/25/2033 ~	1	1
6.811% due 05/25/2034 ~	3	3

Bear Stearns Structured Products, Inc. Trust
3.944% due 12/26/2046 ~	29	23

BX Commercial Mortgage Trust
4.594% due 10/15/2036 •	119	119

Chase Mortgage Finance Trust
4.927% due 07/25/2037 ~	9	7

Chevy Chase Funding LLC Mortgage-Backed Certificates
4.026% due 07/25/2036 •	137	126

CHL Mortgage Pass-Through Trust
3.795% due 05/25/2047 ~	37	32
4.306% due 05/25/2035 •	21	18
4.386% due 04/25/2046 •	900	258
4.426% due 04/25/2035 •	1	1
4.446% due 03/25/2035 •	278	146
4.466% due 02/25/2035 •	160	151
4.486% due 03/25/2035 •	21	19
4.506% due 02/25/2035 •	2	2
4.606% due 09/25/2034 •	1	1
4.796% due 11/25/2034 ~	3	3
5.500% due 10/25/2035	29	14
6.148% due 02/20/2036 •	114	108

Citigroup Mortgage Loan Trust, Inc.
2.500% due 05/25/2051 ~	653	548
6.190% due 09/25/2035 •	1	1
6.560% due 10/25/2035 •	71	69

Countrywide Alternative Loan Trust
4.043% due 12/20/2046 •	132	119
4.196% due 05/25/2037 •	33	10
4.268% due 03/20/2046 •	41	39
4.268% due 07/20/2046 •	72	62
4.406% due 02/25/2037 •	46	39
4.671% due 11/25/2035 ~	65	60
5.250% due 06/25/2035	5	4
5.529% due 11/25/2035 •	7	6
6.000% due 04/25/2037	37	15
6.069% due 11/25/2035 •	7	6

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.250% due 08/25/2037	$16	$7
6.500% due 06/25/2036	88	39

CSMC Trust
2.500% due 07/25/2056 ~	68	57
6.500% due 07/26/2036	103	21

Deutsche Alt-B Securities, Inc. Mortgage Loan Trust
6.386% due 10/25/2036 þ	71	62

GCAT Trust
3.000% due 04/25/2052 ~	315	276
4.250% due 05/25/2067 ~	497	476

GreenPoint Mortgage Funding Trust
4.386% due 11/25/2045 •	3	3

GS Mortgage-Backed Securities Trust
2.500% due 12/25/2051 ~	73	61

GSR Mortgage Loan Trust
4.410% due 06/25/2034 ~	1	1
4.951% due 09/25/2035 ~	18	17
5.880% due 03/25/2033 •	1	1

HarborView Mortgage Loan Trust
4.879% due 12/19/2036 •	45	42

IndyMac INDX Mortgage Loan Trust
3.983% due 09/25/2035 ~	65	53

JP Morgan Mortgage Trust
3.000% due 01/25/2052 ~	500	437
3.000% due 03/25/2052 ~	468	411
3.000% due 04/25/2052 ~	474	416
3.000% due 05/25/2052 ~	708	622
4.397% due 01/25/2037 ~	48	38
5.555% due 02/25/2035 ~	1	1
5.869% due 11/25/2033 ~	1	1

Luminent Mortgage Trust
4.566% due 04/25/2036 •	141	127

Manhattan West Mortgage Trust
2.130% due 09/10/2039	400	385

MASTR Adjustable Rate Mortgages Trust
5.839% due 05/25/2034 ~	106	103

MASTR Alternative Loan Trust
4.246% due 03/25/2036 •	43	4

Mellon Residential Funding Corp. Mortgage Pass-Through Trust
4.305% due 12/15/2030 •	1	1

Merrill Lynch Mortgage Investors Trust
4.266% due 02/25/2036 •	13	13
6.041% due 02/25/2033 ~	1	1

Merrill Lynch Mortgage-Backed Securities Trust
4.030% due 04/25/2037 ~	3	2

MFA Trust
6.105% due 12/25/2068 þ	301	304

New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~	163	158
2.750% due 11/25/2059 ~	146	142

Nomura Asset Acceptance Corp. Alternative Loan Trust
4.343% due 10/25/2035 ~	3	3

NYO Commercial Mortgage Trust
4.960% due 11/15/2038 •	400	400

OBX Trust
4.496% due 06/25/2057 •	47	46

One New York Plaza Trust
4.815% due 01/15/2036 •	500	491

PMT Loan Trust
2.500% due 07/25/2051 ~	296	248

PRPM Trust
6.221% due 11/25/2068 þ	322	326

RALI Trust
4.266% due 04/25/2046 •	117	29
6.000% due 12/25/2036	108	91

RFMSI Trust
5.500% due 11/25/2035	20	16

Structured Adjustable Rate Mortgage Loan Trust
6.298% due 02/25/2034 ~	1	1

Structured Asset Mortgage Investments II Trust
4.226% due 07/25/2046 •	148	106
4.266% due 05/25/2036 •	27	20
4.286% due 05/25/2036 •	137	115

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	13

Schedule of Investments	PIMCO Global Bond Opportunities Portfolio (Unhedged)	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.286% due 09/25/2047 •	$123	$111
4.346% due 07/19/2035 •	12	12
4.406% due 02/25/2036 •	109	93
4.546% due 03/19/2034 •	1	1

Structured Asset Securities Corp.
4.126% due 01/25/2036 •	59	50

Suntrust Alternative Loan Trust
4.496% due 12/25/2035 •	104	91

Towd Point Mortgage Trust
1.636% due 04/25/2060 ~	168	155
2.710% due 01/25/2060 ~	107	104
2.900% due 10/25/2059 ~	502	485
4.578% due 10/27/2064 ~	559	561

WaMu Mortgage Pass-Through Certificates Trust
3.664% due 01/25/2037 ~	8	7
3.930% due 06/25/2037 ~	20	17
4.146% due 12/25/2036 ~	12	11
4.150% due 09/25/2036 ~	27	23
4.271% due 12/25/2036 ~	2	2
4.386% due 12/25/2045 •	7	7
4.466% due 01/25/2045 •	1	1
4.486% due 01/25/2045 •	1	1
4.729% due 02/25/2047 •	113	106
5.077% due 07/25/2046 •	67	62
5.429% due 08/25/2042 •	1	1
5.494% due 02/25/2033 ~	14	14
5.731% due 06/25/2033 ~	1	1
6.166% due 03/25/2034 ~	4	4

Washington Mutual Mortgage Pass-Through Certificates Trust
4.969% due 07/25/2046 •	28	17

		11,279

U.S. GOVERNMENT AGENCIES 60.1%

Federal Home Loan Mortgage Corp.
2.500% due 02/01/2051	193	164
3.000% due 03/01/2045	132	122
3.500% due 10/01/2039	34	33
6.000% due 04/01/2054 - 08/01/2054	7,710	7,962
6.500% due 12/01/2053 - 10/01/2055	1,944	2,022
6.807% due 04/01/2037 •	2	2

Federal Home Loan Mortgage Corp. Reference REMICS
6.000% due 04/15/2036	61	65

Federal Home Loan Mortgage Corp. REMICS
1.733% due 01/15/2038 ~(a)	53	3
4.673% due 01/15/2038 •	53	53
4.814% due 11/25/2054 •	487	489
4.824% due 03/25/2055 •	397	401
4.854% due 08/25/2055 •	279	281
5.274% due 03/25/2055 •	571	576

Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
4.269% due 09/25/2031 •	2	2
5.229% due 10/25/2044 •	9	8

Federal National Mortgage Association
3.000% due 08/01/2042 - 03/01/2060	431	382

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.500% due 10/01/2034 - 01/01/2059	$500	$463
4.000% due 06/01/2050	95	91
5.756% due 12/01/2034 •	1	1
6.000% due 01/01/2054 - 09/01/2054	5,981	6,170
6.346% due 11/01/2034 •	4	4
6.500% due 11/01/2054	91	95

Federal National Mortgage Association REMICS
4.389% due 06/25/2036 •	4	4

Federal National Mortgage Association REMICS Trust
6.000% due 07/25/2044	6	6

Government National Mortgage Association
3.000% due 12/20/2052	416	375
3.500% due 10/20/2052 - 07/20/2055	6,669	6,081
6.000% due 09/20/2038	1	1

Government National Mortgage Association REMICS
3.000% due 07/20/2046	2	2
4.708% due 04/20/2074 •	471	473

Government National Mortgage Association, TBA
2.500% due 02/01/2056	600	518
3.000% due 01/01/2056	3,800	3,415
3.500% due 02/01/2056	500	455
6.500% due 02/01/2056	4,500	4,647

Uniform Mortgage-Backed Security, TBA
3.000% due 02/01/2056	1,100	972
4.000% due 02/01/2056	600	569
5.000% due 02/01/2056	24,900	24,810
6.500% due 02/01/2056	20,600	21,414

		83,131

U.S. TREASURY OBLIGATIONS 10.5%

U.S. Treasury Bonds
1.875% due 02/15/2041 (k)	300	210
2.250% due 08/15/2049	400	251
2.375% due 11/15/2049	300	193
3.000% due 02/15/2048	400	298
3.000% due 08/15/2048	175	129
3.375% due 11/15/2048 (g)(k)	1,400	1,108
4.125% due 08/15/2044 (g)	3,650	3,351
4.500% due 11/15/2054 (g)	3,100	2,925
4.625% due 02/15/2055 (g)	2,000	1,927
4.875% due 08/15/2045	38	38

U.S. Treasury Inflation Protected Securities (e)
1.750% due 01/15/2028 (i)	2,176	2,193
3.875% due 04/15/2029	317	342
0.125% due 07/15/2031	364	338
0.125% due 01/15/2032	117	107
0.625% due 07/15/2032	112	105
1.125% due 01/15/2033	874	839

U.S. Treasury Notes
4.250% due 08/15/2035	100	101

		14,455

Total United States (Cost $121,940)		119,867

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 3.3%

COMMERCIAL PAPER 1.4%

Air Lease Corp.
4.180% due 01/07/2026		$400	$399

Conagra Brands, Inc.
4.130% due 01/07/2026		400	400

HA Sustainable Infrastructure Capital, Inc.
4.600% due 01/06/2026		400	400

HCA, Inc.
4.300% due 01/07/2026		400	400

Jabil, Inc.
4.130% due 01/12/2026		400	399

			1,998

REPURCHASE AGREEMENTS (f) 0.6%
			801

NIGERIA TREASURY BILLS 0.6%
31.831% due 06/11/2026 - 06/29/2026 (c)(d)	NGN	1,235,770	779

SOUTH AFRICA TREASURY BILLS 0.7%
7.351% due 04/22/2026 - 11/18/2026 (c)(d)	ZAR	17,470	1,022

Total Short-Term Instruments (Cost $4,492)			4,600

Total Investments in Securities (Cost $195,382)			195,871

		SHARES
INVESTMENTS IN AFFILIATES 1.1%

SHORT-TERM INSTRUMENTS 1.1%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.1%

PIMCO Short-Term Floating NAV Portfolio III		149,777	1,459

Total Short-Term Instruments (Cost $1,459)			1,459

Total Investments in Affiliates (Cost $1,459)			1,459

Total Investments 142.7% (Cost $196,841)			$197,330

Financial Derivative Instruments (h)(j) 0.3% (Cost or Premiums, net $3,687)			413

Other Assets and Liabilities, net (43.0)%			(59,469)

Net Assets 100.0%			$138,274

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only (“IO”) or IO Strip.
(b)	When-issued security.

14	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

December 31, 2025

(c)	Coupon represents a weighted average yield to maturity.
(d)	Zero coupon security.
(e)	Principal amount of security is adjusted for inflation.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(f) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date		Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BRC	1.980%	07/10/2025	TBD	(2)	EUR 256	France Government International Bonds 3.000% due 06/25/2049	$(291)	$300	$303
MEI	1.960	07/11/2025	TBD	(2)	426	France Government International Bonds 3.000% due 06/25/2049	(484)	501	506

Total Repurchase Agreements							$(775)	$801	$809

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(3)	Settlement Date	Maturity Date	Amount Borrowed(3)	Payable for Reverse Repurchase Agreements
BSN	3.810%	01/02/2026	01/16/2026	$(6,540)	$(6,540)
	3.930	12/18/2025	01/02/2026	(7,081)	(7,093)
CIB	3.930	12/17/2025	01/07/2026	(1,097)	(1,098)

Total Reverse Repurchase Agreements					$(14,731)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount		Proceeds	Payable for Short Sales(4)
France (0.5)%
Sovereign Issues (0.5)%
French Republic Government Bonds OAT	3.000%	06/25/2049	EUR	800	$(799)	$(777)

United States (13.4)%
U.S. Government Agencies (13.4)%
Uniform Mortgage-Backed Security, TBA	2.000%	01/01/2041		$2,300	$(2,122)	$(2,130)
Uniform Mortgage-Backed Security, TBA	2.000	01/01/2056		12,200	(9,903)	(9,865)
Uniform Mortgage-Backed Security, TBA	2.500	01/01/2056		800	(679)	(677)
Uniform Mortgage-Backed Security, TBA	3.500	02/01/2056		800	(737)	(737)
Uniform Mortgage-Backed Security, TBA	4.500	01/01/2056		200	(195)	(195)
Uniform Mortgage-Backed Security, TBA	5.500	02/01/2056		260	(262)	(264)
Uniform Mortgage-Backed Security, TBA	6.000	02/01/2056		4,500	(4,601)	(4,618)

Total United States					(18,499)	(18,486)

Total Short Sales (13.9)%					$(19,298)	$(19,263)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of December 31, 2025:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Payable for Short Sales(4)	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(5)
Global/Master Repurchase Agreement
BRC	$303	$0	$0	$0	$303	$(291)	$12
BSN	0	(13,633)	0	0	(13,633)	6,976	(6,657)
CIB	0	(1,098)	0	0	(1,098)	1,090	(8)
MEI	506	0	0	0	506	(484)	22

Master Securities Forward Transaction Agreement
BPS	0	0	0	(777)	(777)	0	(777)

Total Borrowings and Other Financing Transactions	$809	$(14,731)	$0	$(777)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	15

Schedule of Investments	PIMCO Global Bond Opportunities Portfolio (Unhedged)	(Cont.)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
U.S. Treasury Obligations	$0	$(8,191)	$0	$0	$(8,191)

Total Borrowings	$0	$(8,191)	$0	$0	$(8,191)

Payable for reverse repurchase agreements(6)					$(8,191)

(g)	Securities with an aggregate market value of $8,066 have been pledged as collateral under the terms of the above master agreements as of December 31, 2025.

(1)	Includes accrued interest.
(2)	Open maturity repurchase agreement.
(3)

The average amount of borrowings outstanding during the period ended December 31, 2025 was $(7,190) at a weighted average interest rate of 4.326%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(4)	Payable for short sales includes $(15) of accrued interest.
(5)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(6)	Unsettled reverse repurchase agreements liability of $(6,540) is outstanding at period end.

(h) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

WRITTEN OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOE U.S. Treasury 10-Year Note February Futures	$111.500	01/23/2026	4	$4	$(1)	$(1)
Put - CBOE U.S. Treasury 10-Year Note February Futures	112.000	01/23/2026	2	2	0	(1)
Call - CBOE U.S. Treasury 10-Year Note February Futures	113.500	01/23/2026	6	6	(1)	0

Total Written Options					$(2)	$(2)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Australia Government 3-Year Bond March Futures	03/2026	7	$490	$0	$0	$0
Euro-BTP Future March Futures	03/2026	52	7,344	(18)	0	(22)
Long Guilt March Futures	03/2026	77	9,483	64	17	(7)
U.S. Treasury 5-Year Note March Futures	03/2026	116	12,679	(1)	0	(14)
U.S. Treasury 10-Year Note March Futures	03/2026	42	4,722	(8)	0	(9)
U.S. Ultra Treasury 10-Year Note March Futures	03/2026	71	8,166	(37)	0	(13)

				$0	$17	$(65)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Australia Government 10-Year Bond March Futures	03/2026	117	$(8,549)	$(14)	$0	$(9)
Canada Government 5-Year Bond March Futures	03/2026	11	(908)	6	2	0
Canada Government 10-Year Bond March Futures	03/2026	4	(352)	4	1	0
Euro-Bobl March Futures	03/2026	52	(7,099)	55	5	0
Euro-Bund March Futures	03/2026	54	(8,096)	111	14	0
Euro-Buxl 30-Year Bond March Futures	03/2026	2	(259)	4	1	0
Euro-Oat March Futures	03/2026	85	(12,046)	72	29	0
Euro-Schatz March Futures	03/2026	98	(12,299)	17	1	0
Japan Government 10-Year Bond March Futures	03/2026	27	(22,823)	156	50	0
U.S. Treasury Ultra Long-Term Bond March Futures	03/2026	19	(2,242)	35	7	0

				$446	$110	$(9)

Total Futures Contracts				$446	$127	$(74)

16	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

December 31, 2025

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2025(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
									Asset	Liability
Deutsche Bank	1.000%	Quarterly	12/20/2032	1.011%	EUR 200	$(2)	$2	$0	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - BUY PROTECTION(2)

Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
								Asset	Liability
CDX.IG-45 10-Year Index	(1.000)%	Quarterly	12/20/2035	$10,510	$(80)	$(12)	$(92)	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
								Asset	Liability
CDX.IG-44 5-Year Index	1.000%	Quarterly	06/20/2030	$13,500	$291	$16	$307	$0	$0
CDX.IG-45 5-Year Index	1.000	Quarterly	12/20/2030	75,330	1,686	43	1,729	1	0

					$1,977	$59	$2,036	$1	$0

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day GBP-SONIO Compounded-OIS	3.000%	Annual	06/17/2027	GBP	7,500	$(27)	$(103)	$(130)	$0	$0
Receive	1-Day GBP-SONIO Compounded-OIS	3.500	Annual	09/17/2027		300	2	(1)	1	0	0
Pay(6)	1-Day GBP-SONIO Compounded-OIS	4.000	Annual	03/17/2028		13,700	42	145	187	4	0
Pay	1-Day GBP-SONIO Compounded-OIS	3.750	Annual	09/17/2030		600	(3)	6	3	1	0
Pay(6)	1-Day GBP-SONIO Compounded-OIS	3.750	Annual	03/18/2031		7,800	16	25	41	10	0
Receive(6)	1-Day GBP-SONIO Compounded-OIS	4.000	Annual	03/18/2036		4,200	(21)	28	7	0	(6)
Receive	1-Day GBP-SONIO Compounded-OIS	4.500	Annual	09/17/2055		100	4	(5)	(1)	0	0
Receive(6)	1-Day GBP-SONIO Compounded-OIS	4.500	Annual	03/18/2056		400	7	(10)	(3)	0	(1)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.600	Annual	12/18/2029	JPY	40,000	0	(8)	(8)	0	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.250	Annual	12/17/2030		1,100,000	(7)	(76)	(83)	0	(11)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	03/19/2032		739,200	(13)	(135)	(148)	0	(9)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	09/18/2034		356,000	(5)	(135)	(140)	0	(5)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	12/18/2034		20,000	1	(9)	(8)	0	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	03/19/2035		560,000	(60)	(174)	(234)	0	(8)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.250	Annual	06/18/2035		190,000	23	(80)	(57)	0	(3)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.250	Annual	09/17/2035		660,150	(44)	(175)	(219)	0	(9)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.400	Semi-Annual	06/19/2039		480,000	262	391	653	7	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	06/19/2044		349,600	(164)	(326)	(490)	0	(4)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	2.000	Annual	06/18/2055		14,800	(2)	17	15	0	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	2.500	Annual	12/17/2055		240,000	50	56	106	6	0
Receive(6)	1-Day SGD-SIBCSORA Compounded-OIS	1.250	Semi-Annual	03/18/2027	SGD	8,100	9	1	10	0	(3)
Receive(6)	1-Day SGD-SIBCSORA Compounded-OIS	1.500	Semi-Annual	03/18/2031		5,806	80	18	98	0	(13)
Receive	1-Day USD-SOFR Compounded-OIS	4.020	Annual	05/15/2026		$1,200	0	0	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	06/20/2026		700	10	(10)	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.905	Annual	08/15/2026		1,300	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	2.965	Annual	11/30/2026		4,600	1	24	25	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2026		3,400	23	(33)	(10)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	03/19/2027		28,150	587	(164)	423	9	0
Pay	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2027		1,400	(10)	0	(10)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2027		9,800	54	5	59	0	(4)
Pay	1-Day USD-SOFR Compounded-OIS	3.981	Annual	11/30/2027		2,400	0	30	30	0	(1)
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.500	Annual	03/18/2028		100	0	0	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.851	Annual	02/28/2029		700	0	(8)	(8)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.862	Annual	02/28/2029		500	0	(6)	(6)	1	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.290	Annual	05/31/2030		4,052	1	16	17	6	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.375	Annual	05/31/2030		5,184	5	0	5	7	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2030		12,500	171	(4)	167	0	(20)
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.500	Annual	03/18/2031		100	0	0	0	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.695	Annual	11/15/2031		1,300	(2)	(128)	(130)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	3.100	Annual	11/15/2032		9,160	(48)	(235)	(283)	0	(17)
Receive	1-Day USD-SOFR Compounded-OIS	3.525	Annual	09/04/2034		500	(2)	10	8	1	0

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	17

Schedule of Investments	PIMCO Global Bond Opportunities Portfolio (Unhedged)	(Cont.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	1-Day USD-SOFR Compounded-OIS	3.750%	Annual	12/18/2034		$2,600	$18	$(22)	$(4)	$6	$0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	03/19/2035		4,750	294	(70)	224	11	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2035		1,500	82	(13)	69	3	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.640	Annual	08/15/2035		700	1	6	7	1	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.700	Annual	08/15/2035		700	(1)	5	4	2	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.715	Annual	08/15/2035		1,079	3	2	5	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2035		2,400	(47)	54	7	5	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2035		6,080	(46)	67	21	14	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	4.000	Annual	03/18/2036		100	(2)	0	(2)	0	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	4.010	Annual	11/15/2053		900	13	12	25	3	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	4.075	Annual	11/15/2053		813	6	8	14	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	12/20/2053		1,070	136	29	165	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.931	Annual	11/15/2054		500	0	20	20	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.955	Annual	11/15/2054		200	0	7	7	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.998	Annual	11/15/2054		200	0	6	6	1	0
Receive	1-Day USD-SOFR Compounded-OIS	4.117	Annual	11/15/2054		540	0	5	5	2	0
Receive	1-Day USD-SOFR Compounded-OIS	4.130	Annual	11/15/2054		260	0	2	2	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.765	Annual	02/15/2055		800	0	58	58	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.804	Annual	02/15/2055		200	0	13	13	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.806	Annual	02/15/2055		200	0	13	13	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.861	Annual	02/15/2055		200	0	11	11	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.773	Annual	03/04/2055		500	0	36	36	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	03/19/2055		980	123	38	161	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.930	Annual	06/25/2055		246	1	9	10	1	0
Receive	1-Day USD-SOFR Compounded-OIS	4.065	Annual	06/26/2055		142	(2)	5	3	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.960	Annual	06/27/2055		315	0	11	11	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	09/17/2055		200	20	3	23	1	0
Receive	1-Day USD-SOFR Compounded-OIS	4.005	Annual	09/29/2055		84	(1)	3	2	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2055		3,900	246	30	276	13	0
Pay	1-Year BRL-CDI	12.970	Maturity	01/02/2029	BRL	17,400	0	(15)	(15)	0	0
Pay	1-Year BRL-CDI	13.268	Maturity	01/02/2029		21,000	0	9	9	0	0
Pay(6)	3-Month KRW-KORIBOR	2.750	Quarterly	03/18/2036	KRW	25,170	0	(1)	(1)	0	0
Receive(6)	3-Month NZD-BBR	2.500	Semi-Annual	03/12/2028	NZD	4,300	2	23	25	0	(3)
Receive(6)	3-Month NZD-BBR	3.500	Semi-Annual	03/18/2031		9,700	(72)	107	35	0	(24)
Receive(6)	3-Month PLN-WIBOR	4.723	Annual	12/01/2035	PLN	12,800	(1)	(3)	(4)	0	(1)
Receive(6)	3-Month PLN-WIBOR	4.685	Annual	12/02/2035		3,300	0	0	0	0	0
Pay	6-Month AUD-BBR-BBSW	1.750	Semi-Annual	03/16/2027	AUD	1,000	(3)	(20)	(23)	0	0
Pay(6)	6-Month AUD-BBR-BBSW	3.500	Semi-Annual	03/18/2031		32,300	(279)	(700)	(979)	0	(18)
Pay	6-Month AUD-BBR-BBSW	4.250	Semi-Annual	03/19/2035		900	0	(21)	(21)	0	(1)
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	03/19/2035		2,700	10	(38)	(28)	0	(4)
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	06/18/2035		300	2	(6)	(4)	0	0
Pay	6-Month AUD-BBR-BBSW	4.250	Semi-Annual	09/17/2035		6,700	42	(216)	(174)	0	(9)
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/17/2035		1,300	21	(37)	(16)	0	(2)
Pay(6)	6-Month AUD-BBR-BBSW	4.250	Semi-Annual	03/18/2036		1,600	1	(49)	(48)	0	(2)
Pay(6)	6-Month CZK-PRIBOR	4.523	Annual	12/01/2035	CZK	62,200	1	6	7	3	0
Pay(6)	6-Month CZK-PRIBOR	4.485	Annual	12/02/2035		18,400	0	1	1	1	0
Pay	6-Month EUR-EURIBOR	3.000	Annual	03/19/2027	EUR	5,170	36	129	165	0	0
Pay(6)	6-Month EUR-EURIBOR	2.000	Annual	03/18/2028		6,000	(23)	(19)	(42)	0	(1)
Pay	6-Month EUR-EURIBOR	1.795	Annual	10/11/2029		900	0	(16)	(16)	0	(1)
Pay	6-Month EUR-EURIBOR	1.923	Annual	10/11/2029		2,000	0	(25)	(25)	0	(1)
Pay(6)	6-Month EUR-EURIBOR	2.500	Annual	03/18/2031		4,110	18	(43)	(25)	0	(3)
Pay(6)	6-Month EUR-EURIBOR	2.750	Annual	03/18/2036		8,910	(27)	(161)	(188)	0	(12)
Pay	6-Month EUR-EURIBOR	0.451	Annual	05/27/2050		200	(14)	(99)	(113)	0	(1)
Receive	6-Month EUR-EURIBOR	0.064	Annual	11/17/2052		100	0	69	69	0	0
Receive(6)	6-Month EUR-EURIBOR	2.213	Annual	03/12/2055		4,100	61	393	454	6	0
Receive(6)	6-Month EUR-EURIBOR	3.000	Annual	03/18/2056		3,430	15	189	204	11	0
Pay	6-Month PLN-WIBOR	2.585	Annual	10/14/2029	PLN	1,200	0	(14)	(14)	0	0
Pay	CAONREPO	3.898	Annual	06/19/2026	CAD	5,400	(1)	58	57	0	0
Pay	CAONREPO	3.925	Annual	06/19/2026		5,100	0	54	54	0	0
Pay	CAONREPO	3.500	Semi-Annual	06/19/2034		700	22	(5)	17	0	(1)
Receive	CAONREPO	3.250	Semi-Annual	06/21/2053		900	9	25	34	2	0

							$1,604	$(1,131)	$473	$165	$(201)

Total Swap Agreements							$3,499	$(1,082)	$2,417	$166	$(201)

18	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

December 31, 2025

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of December 31, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value		Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options		Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$127	$166	$293		$(2)	$(74)	$(201)	$(277)

(i)

Securities with an aggregate market value of $1,007 and cash of $4,836 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2025. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

(j) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	01/2026		$159	GBP	122	$5	$0
	01/2026		226	JPY	35,090	0	(2)
	01/2026		74	NZD	131	2	0

BOA	01/2026	CNH	13,489		$1,929	0	(6)
	01/2026	KRW	135,947		93	0	(1)
	01/2026	PLN	623		170	0	(3)
	01/2026	THB	1,948		60	0	(2)
	01/2026	TWD	7,600		249	7	0
	01/2026		$34	CNY	242	0	0
	01/2026		256	JPY	39,500	0	(3)
	01/2026		154	KRW	225,970	3	0
	01/2026		536	PLN	1,962	10	0
	01/2026		80	TRY	3,562	2	0
	01/2026		36	TWD	1,129	0	0
	01/2026		140	ZAR	2,334	1	0
	02/2026	ILS	580		$182	0	0
	02/2026	KRW	226,117		155	0	(1)
	03/2026	CZK	636	EUR	26	0	0
	03/2026	EUR	73	CZK	1,790	1	0
	03/2026	KZT	2,094		$4	0	0
	03/2026	PEN	447		133	0	0
	03/2026		$1	CNY	6	0	0
	04/2026		48	MXN	885	1	0
	04/2026	ZAR	1,551		$88	0	(5)
	08/2026		4,704		270	0	(9)

BPS	01/2026	AUD	1,727		1,123	0	(30)
	01/2026	BRL	1,299		236	0	(1)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	19

Schedule of Investments	PIMCO Global Bond Opportunities Portfolio (Unhedged)	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	01/2026	CHF	64		$81	$0	$0
	01/2026	CNH	2,422		347	0	(1)
	01/2026	EUR	1,764		2,076	3	(1)
	01/2026	ILS	1,443		445	0	(8)
	01/2026	INR	14,425		160	0	0
	01/2026	JPY	66,300		429	6	0
	01/2026	PLN	801		220	0	(4)
	01/2026	TWD	34,489		1,128	30	0
	01/2026		$236	BRL	1,299	1	0
	01/2026		2,726	CNH	19,177	26	0
	01/2026		2,311	EUR	1,962	0	(4)
	01/2026		231	IDR	3,859,818	0	0
	01/2026		80	INR	7,227	0	0
	01/2026		77	NZD	136	1	0
	01/2026		580	PLN	2,107	7	0
	01/2026		1,098	TWD	34,498	2	(1)
	01/2026		304	ZAR	5,061	2	0
	01/2026	ZAR	2,019		$121	0	(1)
	02/2026	EUR	37	RON	191	0	0
	02/2026		$149	CNY	1,050	2	0
	02/2026		178	INR	16,059	0	0
	02/2026		435	TWD	13,638	0	(1)
	03/2026	CZK	1,153	EUR	47	0	(1)
	03/2026	TWD	9,710		$313	4	0
	03/2026		$295	CNY	2,069	2	0
	04/2026	BRL	1,900		$333	0	(7)
	04/2026		$42	CNY	295	0	0

BRC	01/2026	EUR	225	RON	1,156	2	0
	01/2026		920		$1,080	0	(1)
	01/2026	ILS	258		80	0	(1)
	01/2026		$116	DKK	747	2	0
	01/2026		344	MYR	1,414	4	0
	01/2026		640	NZD	1,106	0	(3)
	01/2026		77	PLN	282	1	0
	01/2026		28	TRY	1,289	1	0
	01/2026	ZAR	6,398		$369	0	(16)
	02/2026	ILS	245		76	0	(1)
	02/2026		$1,112	TRY	50,682	28	0
	03/2026		407	MXN	7,534	9	0
	03/2026		291	TRY	13,278	4	0
	04/2026	ZAR	1,583		$90	0	(5)
	07/2026		2,353		133	0	(7)

BSH	01/2026	BRL	520		95	0	0
	01/2026	GBP	3,096		4,094	0	(80)
	01/2026	PEN	432		125	0	(4)
	01/2026		$94	BRL	520	1	0
	01/2026		1,899	JPY	295,642	0	(11)
	01/2026		135	NZD	240	4	0
	02/2026	BRL	524		$94	0	(1)
	02/2026	PEN	288		82	0	(3)
	04/2026	BRL	3,900		687	1	(11)

CBK	01/2026	AUD	1,890		1,258	1	(4)
	01/2026	CNH	6,530		934	0	(3)
	01/2026	EUR	327		381	0	(3)
	01/2026	JPY	20,000		147	20	0
	01/2026	NZD	483		280	1	0
	01/2026	PEN	1,565		462	0	(3)
	01/2026	TWD	42,097		1,385	45	0
	01/2026		$318	AUD	476	1	(1)
	01/2026		2,573	CNH	17,956	3	0
	01/2026		66	CNY	467	1	0
	01/2026		40	ILS	129	0	0
	01/2026		2,811	INR	251,167	2	(25)
	01/2026		34	PLN	122	0	0
	01/2026		443	SGD	572	3	0
	01/2026		0	THB	3	0	0
	01/2026		343	TWD	10,714	0	(2)
	02/2026	EUR	14	RON	73	0	0
	02/2026	ILS	449		$141	0	0
	02/2026	PEN	3,872		1,125	0	(25)
	02/2026		$103	CNY	727	1	0

20	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

December 31, 2025

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	02/2026		$10	TWD	324	$0	$0
	03/2026	HKD	6,889		$889	2	0
	03/2026	PEN	3,175		910	0	(32)
	03/2026	TWD	10,553		339	4	0
	03/2026		$659	CNY	4,636	6	0
	07/2026	PEN	1,020		$295	0	(6)

DUB	01/2026	EUR	135	RON	692	1	0
	01/2026	ILS	409		$127	0	(1)
	01/2026	NZD	243		141	1	0
	01/2026		$41	EGP	2,025	1	0
	01/2026		196	ILS	626	0	0
	01/2026		937	INR	83,440	0	(10)
	01/2026		882	KRW	1,294,143	15	0
	01/2026		120	ZAR	2,015	2	0
	01/2026	ZAR	11,401		$654	0	(33)
	02/2026	EUR	128	RON	655	1	0
	02/2026	ILS	626		$196	0	0
	02/2026		$124	HUF	40,899	0	0
	02/2026		14	TWD	437	0	0
	03/2026	KZT	1,653		$3	0	0
	03/2026	PEN	351		104	0	0
	03/2026		$311	CNY	2,181	2	0
	03/2026		174	CZK	3,584	0	0
	03/2026		146	KZT	79,639	8	0
	04/2026		65	EGP	3,360	3	0
	06/2026	KZT	31,333		$58	0	(1)
	07/2026	ZAR	1,727		98	0	(5)

FAR	01/2026	AUD	3,800		2,469	0	(67)
	01/2026	CHF	71		89	0	(1)
	01/2026	NZD	305		175	0	(1)
	01/2026	SGD	156		120	0	(1)
	01/2026		$994	CNH	6,999	10	0
	01/2026		104	ILS	333	1	0
	01/2026		2,870	MXN	53,234	80	0
	01/2026		158	NZD	280	4	0
	01/2026		770	PLN	2,818	15	0
	01/2026		176	ZAR	2,949	2	0
	01/2026	ZAR	7,906		$460	0	(17)
	02/2026	ILS	333		104	0	(1)

GLM	01/2026	CNH	489		70	0	0
	01/2026	EUR	315	RON	1,618	3	0
	01/2026	JPY	40,000		$297	42	0
	01/2026	NGN	129,096		88	0	(1)
	01/2026		$957	CHF	767	12	0
	01/2026		341	CNH	2,403	4	0
	01/2026		13	ILS	41	0	0
	01/2026		74	INR	6,671	0	0
	01/2026		33	MYR	136	0	0
	01/2026		179	NGN	258,192	0	(1)
	01/2026		468	PLN	1,711	8	0
	01/2026		68	THB	2,172	1	0
	01/2026	ZAR	5,879		$341	0	(13)
	02/2026		$98	BRL	542	0	0
	02/2026		252	MXN	4,683	6	0
	03/2026	BRL	1		$0	0	0
	03/2026		$5,009	BRL	27,750	0	(11)
	03/2026		3	CNY	20	0	0
	03/2026		228	MXN	4,233	6	0
	04/2026	BRL	8,100		$1,428	4	(24)
	04/2026		$405	MXN	7,460	6	0

JPM	01/2026	BRL	416		$78	2	0
	01/2026	ILS	1,806		553	0	(14)
	01/2026	INR	14,145		159	2	0
	01/2026	KRW	2,882,891		2,009	10	0
	01/2026	NZD	468		272	2	0
	01/2026	PLN	1,539		420	0	(9)
	01/2026		$76	BRL	416	0	0
	01/2026		4,558	CNH	32,094	47	0
	01/2026		24	CNY	168	0	0
	01/2026		10	EGP	477	0	0

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	21

Schedule of Investments	PIMCO Global Bond Opportunities Portfolio (Unhedged)	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	01/2026		$20	ILS	67	$0	$0
	01/2026		344	INR	30,658	0	(4)
	01/2026		117	NOK	1,195	2	0
	01/2026		395	NZD	678	0	(4)
	01/2026		605	PLN	2,229	16	0
	01/2026	ZAR	2,155		$126	0	(4)
	02/2026		$2,009	KRW	2,879,108	0	(13)
	02/2026		458	MXN	8,501	11	0
	03/2026		264		4,832	3	0
	04/2026		150		2,760	2	0
	06/2026	ZAR	1,200		$68	0	(4)
	11/2026		1,379		79	0	(3)

MBC	01/2026	AUD	383		253	0	(2)
	01/2026	CAD	317		225	0	(6)
	01/2026	CHF	95		120	0	0
	01/2026	CNH	389		55	0	(1)
	01/2026	GBP	2,272		3,035	0	(27)
	01/2026	JPY	216,200		1,392	10	0
	01/2026	NZD	355		205	1	0
	01/2026	SGD	8,468		6,527	0	(66)
	01/2026		$195	AUD	292	0	0
	01/2026		55	CNY	388	0	0
	01/2026		88	EGP	4,363	3	0
	01/2026		3,472	GBP	2,616	54	0
	01/2026		54	INR	4,865	0	0
	01/2026		596	JPY	92,797	0	(3)
	01/2026		125	PLN	459	3	0
	01/2026		552	SEK	5,255	19	0
	01/2026		492	THB	15,926	14	0
	01/2026		55	TWD	1,742	0	0
	02/2026		116	MXN	2,149	3	0
	03/2026	HKD	868		$112	0	0
	03/2026		$110	MXN	2,023	2	0
	04/2026		121		2,238	2	0
	05/2026	ZAR	2,349		$135	0	(5)

MYI	01/2026		$1	JPY	194	0	0
	01/2026	ZAR	1,238		$72	0	(3)
	02/2026	CZK	1,239	EUR	50	0	(1)
	02/2026	ILS	869		$270	0	(3)
	02/2026		$32	CNY	228	0	0

NGF	01/2026		1,022	KRW	1,497,118	16	0
	01/2026		353	TRY	15,935	14	0
	02/2026		395		18,011	11	0
	03/2026		310		14,168	4	0

SCX	01/2026	BRL	1,405		$262	5	0
	01/2026	CNH	602		85	0	(1)
	01/2026	INR	2,728		30	0	0
	01/2026	JPY	30,000		192	0	0
	01/2026	TWD	8,240		270	8	0
	01/2026		$255	BRL	1,405	1	0
	01/2026		1,981	CNH	13,955	22	0
	01/2026		85	CNY	601	1	0
	01/2026		384	IDR	6,420,178	1	0
	01/2026		49	INR	4,449	0	0
	01/2026		1,673	JPY	260,328	0	(10)
	01/2026		109	TWD	3,413	0	0
	03/2026	MXN	1,242		$68	0	0
	03/2026		$190	CNY	1,336	1	0

SOG	01/2026	EUR	785	RON	4,023	5	0
	01/2026		$5,190	EUR	4,483	80	0
	01/2026		2,210	GBP	1,687	65	0
	01/2026		5,485	JPY	857,912	0	(4)
	01/2026		128	PEN	432	0	0
	01/2026		194	RON	842	0	0
	01/2026		214	SGD	277	2	0
	02/2026	EUR	101	RON	518	1	0
	02/2026		$200	EGP	9,812	3	0
	02/2026		116	MXN	2,150	3	0
	03/2026	MXN	184		$10	0	0

22	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

December 31, 2025

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	03/2026		$86	CLP	83,011	$7	$0
	03/2026		0	MXN	1	0	0
	07/2026	PEN	434		$128	0	0

SSB	01/2026		$14	GBP	11	0	0

UAG	01/2026	CHF	369		$461	0	(6)
	01/2026	COP	646,637		165	0	(5)
	01/2026	PLN	622		170	0	(3)
	01/2026		$497	PLN	1,804	5	0
	01/2026	ZAR	11,168		$642	0	(31)
	02/2026		$174	COP	652,576	0	(5)
	02/2026		128	MXN	2,379	3	0

Total Forward Foreign Currency Contracts						$969	$(765)

PURCHASED OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Put - OTC EUR versus CZK	CZK	24.200	03/11/2026	198	$1	$1
	Put - OTC EUR versus HUF	HUF	375.000	03/05/2026	327	1	1
	Put - OTC EUR versus HUF		376.000	03/06/2026	115	0	0
	Put - OTC USD versus BRL	BRL	5.400	02/05/2026	300	4	2
	Call - OTC USD versus HKD	HKD	7.800	08/14/2026	475	1	0
	Call - OTC USD versus HKD		7.800	08/24/2026	745	1	0
	Put - OTC USD versus KRW	KRW	1,417.000	02/11/2026	795	5	4
	Put - OTC USD versus KRW		1,419.000	02/11/2026	795	5	5
	Put - OTC USD versus KRW		1,419.000	02/12/2026	503	3	3
	Call - OTC USD versus SGD	SGD	1.315	11/05/2026	509	3	2

GLM	Call - OTC USD versus HKD	HKD	7.800	08/14/2026	116	0	0

JPM	Put - OTC EUR versus CZK	CZK	24.200	03/05/2026	561	2	3
	Put - OTC EUR versus HUF	HUF	378.000	03/03/2026	250	1	1
	Put - OTC EUR versus HUF		376.000	03/06/2026	203	1	0

MBC	Call - OTC USD versus HKD	HKD	7.800	08/14/2026	427	1	0
	Call - OTC USD versus HKD		7.800	08/24/2026	222	0	0

MYI	Put - OTC EUR versus CZK	CZK	24.200	02/10/2026	210	1	1
	Put - OTC EUR versus CZK		24.100	03/13/2026	508	2	2
	Put - OTC EUR versus CZK		23.900	06/02/2026	352	1	1
	Put - OTC USD versus BRL	BRL	5.410	02/04/2026	700	11	5

Total Purchased Options						$44	$31

WRITTEN OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Put - OTC USD versus BRL	BRL	5.160	02/05/2026	300	$(1)	$0
	Call - OTC USD versus BRL		5.690	02/05/2026	300	(4)	(3)
	Call - OTC USD versus HKD	HKD	7.850	08/14/2026	475	0	0
	Call - OTC USD versus HKD		7.850	08/24/2026	745	0	0
	Put - OTC USD versus KRW	KRW	1,380.000	02/11/2026	795	(1)	(1)
	Put - OTC USD versus KRW		1,382.000	02/11/2026	795	(2)	(1)
	Put - OTC USD versus KRW		1,383.000	02/12/2026	503	(1)	(1)
	Put - OTC USD versus SGD	SGD	1.237	11/05/2026	509	(4)	(5)

GLM	Call - OTC USD versus HKD	HKD	7.850	08/14/2026	116	0	0

MBC	Call - OTC USD versus HKD		7.850	08/14/2026	427	0	0
	Call - OTC USD versus HKD		7.850	08/24/2026	222	0	0

MYI	Put - OTC USD versus BRL	BRL	5.160	02/04/2026	700	(2)	0
	Call - OTC USD versus BRL		5.700	02/04/2026	700	(9)	(5)

						$(24)	$(16)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	23

Schedule of Investments	PIMCO Global Bond Opportunities Portfolio (Unhedged)	(Cont.)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BPS	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.622%	01/29/2026	700	$(2)	$(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.882	01/29/2026	700	(2)	(2)

MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.625	01/08/2026	500	(1)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.925	01/08/2026	500	(1)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.639	01/12/2026	500	(1)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.919	01/12/2026	500	(1)	0

NGF	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.498	01/05/2026	500	(1)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.798	01/05/2026	500	(1)	(1)

							$(10)	$(4)

Total Written Options							$(34)	$(20)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION(2)

Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2025(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(6)
									Asset	Liability
MYC	South Korea Government International Bonds	(1.000)%	Quarterly	12/20/2029	0.187%	$200	$(7)	$1	$0	$(6)
	South Korea Government International Bonds	(1.000)	Quarterly	12/20/2030	0.220	500	(18)	0	0	(18)

							$(25)	$1	$0	$(24)

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(3)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2025(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(6)
									Asset	Liability
DUB	Petroleos Mexicanos «	4.750%	Monthly	07/06/2026	—♦	$206	$0	$2	$2	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(3)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(6)
								Asset	Liability
BPS	iTraxx Crossover 44 5-Year 35-100% Index	5.000%	Quarterly	12/20/2030	EUR 100	$23	$0	$23	$0
CBK	iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030	100	23	1	24	0
JPM	iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030	200	46	1	47	0

						$92	$2	$94	$0

CROSS-CURRENCY SWAPS

Counterparty	Receive	Pay	Payment Frequency	Maturity Date(7)	Notional Amount of Currency Received		Notional Amount of Currency Delivered		Upfront Payable/ (Receivable)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
											Asset	Liability
CBK	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.357% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	12/16/2027	$	8,637	JPY	1,295,600	$110	$(2)	$108	$0

GLM	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.301% based on the notional amount of currency received	Floating rate equal to 1-Day GBP-SOFR based on the notional amount of currency delivered	Maturity	10/15/2045		1,347	GBP	1,013	(5)	2	0	(3)

24	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

December 31, 2025

Counterparty	Receive	Pay	Payment Frequency	Maturity Date(7)	Notional Amount of Currency Received		Notional Amount of Currency Delivered		Upfront Payable/ (Receivable)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
											Asset	Liability
GLM	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.315% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	12/16/2027	$	7,142	JPY	1,107,000	$5	$(4)	$1	$0

	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.425% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	09/16/2031		2,721		400,000	3	1	4	0

									$113	$(3)	$113	$(3)

Total Swap Agreements									$180	$2	$209	$(27)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of December 31, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(8)
AZD	$7	$0	$0	$7	$(2)	$0	$0	$(2)	$5	$0	$5
BOA	25	18	0	43	(30)	(11)	0	(41)	2	0	2
BPS	86	0	23	109	(60)	(3)	0	(63)	46	0	46
BRC	51	0	0	51	(34)	0	0	(34)	17	0	17
BSH	6	0	0	6	(110)	0	0	(110)	(104)	0	(104)
CBK	90	0	132	222	(104)	0	0	(104)	118	0	118
DUB	34	0	2	36	(50)	0	0	(50)	(14)	0	(14)
FAR	112	0	0	112	(88)	0	0	(88)	24	0	24
GLM	92	0	5	97	(50)	0	(3)	(53)	44	0	44
JPM	97	4	47	148	(55)	0	0	(55)	93	0	93
MBC	111	0	0	111	(110)	0	0	(110)	1	0	1
MYC	0	0	0	0	0	0	(24)	(24)	(24)	0	(24)
MYI	0	9	0	9	(7)	(5)	0	(12)	(3)	20	17
NGF	45	0	0	45	0	(1)	0	(1)	44	0	44
SCX	39	0	0	39	(11)	0	0	(11)	28	0	28
SOG	166	0	0	166	(4)	0	0	(4)	162	(3)	159
UAG	8	0	0	8	(50)	0	0	(50)	(42)	0	(42)

Total Over the Counter	$969	$31	$209	$1,209	$(765)	$(20)	$(27)	$(812)

(k)

Securities with an aggregate market value of $20 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2025.

♦	Implied credit spread is not available due to significant unobservable inputs being used in the fair valuation.
(1)	Notional Amount represents the number of contracts.
(2)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	25

Schedule of Investments	PIMCO Global Bond Opportunities Portfolio (Unhedged)	(Cont.)

terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(7)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.
(8)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Statement of Assets and Liabilities as of December 31, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$127	$127
Swap Agreements	0	1	0	0	165	166

	$0	$1	$0	$0	$292	$293

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$969	$0	$969
Purchased Options	0	0	0	31	0	31
Swap Agreements	0	96	0	113	0	209

	$0	$96	$0	$1,113	$0	$1,209

	$0	$97	$0	$1,113	$292	$1,502

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$2	$2
Futures	0	0	0	0	74	74
Swap Agreements	0	0	0	0	201	201

	$0	$0	$0	$0	$277	$277

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$765	$0	$765
Written Options	0	0	0	16	4	20
Swap Agreements	0	24	0	3	0	27

	$0	$24	$0	$784	$4	$812

	$0	$24	$0	$784	$281	$1,089

The effect of Financial Derivative Instruments on the Statement of Operations for the period ended December 31, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$49	$49
Futures	0	0	0	0	2,383	2,383
Swap Agreements	0	619	0	0	(1,585)	(966)

	$0	$619	$0	$0	$847	$1,466

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(352)	$0	$(352)
Purchased Options	0	0	0	28	(35)	(7)
Written Options	0	0	0	71	163	234
Swap Agreements	0	28	0	618	(16)	630

	$0	$28	$0	$365	$112	$505

	$0	$647	$0	$365	$959	$1,971

26	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

December 31, 2025

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$1	$1
Futures	0	0	0	0	(188)	(188)
Swap Agreements	0	41	0	0	1,186	1,227

	$0	$41	$0	$0	$999	$1,040

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$270	$0	$270
Purchased Options	0	0	0	(41)	(122)	(163)
Written Options	0	0	0	(9)	84	75
Swap Agreements	0	(12)	0	(35)	14	(33)

	$0	$(12)	$0	$185	$(24)	$149

	$0	$29	$0	$185	$975	$1,189

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of December 31, 2025 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2025
Investments in Securities, at Value
Argentina
Sovereign Issues	$0	$67	$0	$67
Australia
Non-Agency Mortgage-Backed Securities	0	0	1,401	1,401
Sovereign Issues	0	2,724	0	2,724
Brazil
Sovereign Issues	0	2,454	0	2,454
Bulgaria
Sovereign Issues	0	457	0	457
Canada
Corporate Bonds & Notes	0	1,619	0	1,619
Sovereign Issues	0	1,167	0	1,167
Cayman Islands
Asset-Backed Securities	0	2,937	0	2,937
Corporate Bonds & Notes	0	120	0	120
Sovereign Issues	0	206	0	206
Chile
Sovereign Issues	0	205	0	205
Denmark
Corporate Bonds & Notes	0	102	0	102
France
Corporate Bonds & Notes	0	317	0	317
Sovereign Issues	0	9,192	0	9,192
Germany
Corporate Bonds & Notes	0	1,352	0	1,352
Ireland
Asset-Backed Securities	0	3,556	0	3,556
Israel
Sovereign Issues	0	1,331	0	1,331
Italy
Corporate Bonds & Notes	0	349	0	349
Sovereign Issues	0	2,901	0	2,901
Japan
Corporate Bonds & Notes	0	510	0	510
Sovereign Issues	0	7,115	0	7,115
Jersey, Channel Islands
Asset-Backed Securities	0	348	0	348
Kuwait
Sovereign Issues	0	701	0	701
Luxembourg
Sovereign Issues	0	816	0	816
Malaysia
Sovereign Issues	0	167	0	167

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2025
Netherlands
Corporate Bonds & Notes	$0	$310	$0	$310
Norway
Sovereign Issues	0	195	0	195
Peru
Sovereign Issues	0	3,187	0	3,187
Poland
Sovereign Issues	0	412	0	412
Qatar
Corporate Bonds & Notes	0	180	0	180
Romania
Sovereign Issues	0	1,269	0	1,269
Saudi Arabia
Corporate Bonds & Notes	0	209	0	209
Sovereign Issues	0	2,517	0	2,517
Serbia
Sovereign Issues	0	201	0	201
South Africa
Sovereign Issues	0	3,762	0	3,762
Spain
Sovereign Issues	0	6,432	0	6,432
Supranational
Sovereign Issues	0	928	0	928
United Arab Emirates
Corporate Bonds & Notes	0	202	0	202
Sovereign Issues	0	409	0	409
United Kingdom
Corporate Bonds & Notes	0	1,941	0	1,941
Non-Agency Mortgage-Backed Securities	0	1,234	0	1,234
Sovereign Issues	0	5,902	0	5,902
United States
Asset-Backed Securities	0	3,998	0	3,998
Corporate Bonds & Notes	0	6,818	0	6,818
Municipal Bonds & Notes	0	186	0	186
Non-Agency Mortgage-Backed Securities	0	11,279	0	11,279
U.S. Government Agencies	0	83,131	0	83,131
U.S. Treasury Obligations	0	14,455	0	14,455
Short-Term Instruments
Commercial Paper	0	1,998	0	1,998
Repurchase Agreements	0	801	0	801
Nigeria Treasury Bills	0	779	0	779
South Africa Treasury Bills	0	1,022	0	1,022

	$0	$194,470	$1,401	$195,871

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	27

Schedule of Investments	PIMCO Global Bond Opportunities Portfolio (Unhedged)	(Cont.)	December 31, 2025

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2025
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$1,459	$0	$0	$1,459

Total Investments	$1,459	$194,470	$1,401	$197,330

Short Sales, at Value - Liabilities
France
Sovereign Issues	0	(777)	0	(777)
United States
U.S. Government Agencies	0	(18,486)	0	(18,486)

	$0	$(19,263)	$0	$(19,263)

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2025

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$120	$173	$0	$293
Over the counter	0	1,207	2	1,209

	$120	$1,380	$2	$1,502

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(38)	(239)	0	(277)
Over the counter	0	(812)	0	(812)

	$(38)	$(1,051)	$0	$(1,089)

Total Financial Derivative Instruments	$82	$329	$2	$413

Totals	$1,541	$175,536	$1,403	$178,480

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended December 31, 2025:

Category and Subcategory	Beginning Balance at 12/31/2024	Net Purchases(1)	Net Sales/ Settlements(1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2025	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2025(2)
Investments in Securities, at Value
Australia
Non-Agency Mortgage-Backed Securities	$0	$1,373	$0	$0	$0	$28	$0	$0	$1,401	$28

	$0	$1,373	$0	$0	$0	$28	$0	$0	$1,401	$28

Financial Derivative Instruments - Assets
Over the counter	$0	$1	$0	$0	$0	$1	$0	$0	$2	$1

Totals	$0	$1,374	$0	$0	$0	$29	$0	$0	$1,403	$29

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 12/31/2025	Valuation Technique	Unobservable Inputs	(% Unless Noted Otherwise)
				Input Value(s)	Weighted Average
Investments in Securities, at Value
Australia
Non-Agency Mortgage-Backed Securities	$1,401	Recent Transaction	Purchase Price	100.000	—

Financial Derivative Instruments - Assets
Over the counter	2	Indicative Market Quotation	Broker Quote	0.497	—

Total	$1,403

(1)

Net Purchases and Settlements for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2025 may be due to an investment no longer held or categorized as Level 3 at period end.

28	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Notes to Financial Statements	December 31, 2025

1. ORGANIZATION

PIMCO Variable Insurance Trust (the “Trust”) is a Delaware statutory trust established under a trust instrument dated October 3, 1997. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans. Information presented in these financial statements pertains to the Institutional Class, Administrative Class and Advisor Class shares of the PIMCO Global Bond Opportunities Portfolio (Unhedged) (the “Portfolio”) offered by the Trust. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Portfolio.

Hereinafter, the Board of Trustees of the Portfolio shall be collectively referred to as the “Board.”

The Portfolio has adopted the Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the standard impacted financial statement disclosures only and did not affect the Portfolio’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and to assess its performance, and has discrete financial information available. The Officers, as listed in the Management of the Trust section of the most recent Statement of Additional Information, act as the Portfolio’s CODM. The Portfolio represents a single operating segment, as the CODM monitors the operating results of the Portfolio as a whole and the Portfolio’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Portfolio’s portfolio managers as a team. The financial information in the form of the Portfolio’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Portfolio’s comparative benchmarks and to make resource allocation decisions for the Portfolio’s single segment, is consistent with that presented within the Portfolio’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Portfolio is treated as an investment company under the reporting requirements of U.S. GAAP, including but not limited to ASC 946. The functional and reporting currency for the Portfolio is the U.S. dollar. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statement of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Statement of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	29

Notes to Financial Statements	(Cont.)

interest payments or when collectability of interest is probable. A debt obligation may be granted, in certain situations, a contractual or non-contractual forbearance for interest payments that are expected to be paid after agreed upon pay dates.

(b) Foreign Currency Translation The market values of foreign securities, currency holdings and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Portfolio does not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) from investments on the Statement of Operations. The Portfolio may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains (losses) arising from sales of spot foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Statement of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Statement of Operations.

(c) Multi-Class Operations Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains (losses) are allocated daily based on the relative net assets of each class of the Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees. Under certain circumstances, the per share net asset value (“NAV”) of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(d) Distributions to Shareholders Distributions from net investment income, if any, are declared daily and distributed to shareholders monthly. In addition, the Portfolio distributes any net capital gains it earns from the sale of portfolio securities to shareholders no less frequently than annually. The Portfolio may revise its distribution policy or postpone the payment of distributions at any time.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income distributions and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Separately, if the Portfolio determines or estimates, as applicable, that a portion of a distribution may be comprised of amounts from sources other than net investment income in accordance with its policies, accounting records (if applicable) and accounting practices, the Portfolio will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. For these purposes, the Portfolio determines or estimates, as applicable, the source or sources from which a distribution is paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is determined or estimated, as applicable, that a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between the Portfolio’s daily internal accounting records and practices, the Portfolio’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, the Portfolio’s internal accounting records and practices may take into account, among other factors, tax-related characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include but are not limited to, for certain funds, the treatment of periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible that the Portfolio may not issue a Section 19 Notice in situations where the Portfolio’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Final determination of a distribution’s tax character will be provided to shareholders when such information is available.

30	PIMCO VARIABLE INSURANCE TRUST

December 31, 2025

Distributions classified as a tax basis return of capital at the Portfolio’s fiscal year end, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital on the Statement of Assets and Liabilities. In addition, other amounts have been reclassified between distributable earnings (accumulated loss) and paid in capital on the Statement of Assets and Liabilities to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(e) New Accounting Pronouncements and Regulatory Updates In September 2023, the U.S. Securities and Exchange Commission (“SEC”) adopted amendments to Rule 35d-1 under the Act, which governs fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. Changes to a fund’s calculation methodology for derivatives instruments for purposes of Rule 35d-1 consistent with such amendments and applicable regulatory interpretations thereof will not constitute a change to a fund’s policy adopted pursuant to Rule 35d-1 and will not require notice or shareholder approval. The amendments became effective December 11, 2023. On March 14, 2025, the SEC extended the compliance date from December 11, 2025 to June 11, 2026 for fund groups with $1 billion or more in net assets and modified the operation of the compliance dates to allow for compliance based on the timing of certain annual disclosure and reporting obligations that are tied to a fund’s fiscal year-end. At this time, management is evaluating the implications of these changes on the financial statements.

In December 2023, FASB issued ASU 2023-09, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. Management has implemented changes in connection with the amendments and where applicable included additional disclosure in the Notes to Financial Statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The NAV of the Portfolio’s shares, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the

Portfolio or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Portfolio’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolio or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Portfolio may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Portfolio generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Portfolio may calculate its NAV as of the NYSE Close for such day or such other time that the Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange or the NYSE Close if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated PIMCO as the valuation designee (“Valuation Designee”) for the Portfolio to perform the fair value determination relating to all Portfolio investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of portfolio investments. The Valuation Designee may value portfolio

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	31

Notes to Financial Statements	(Cont.)

securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, exchange-traded funds (“ETFs”), exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures, are valued at the settlement price determined by the relevant exchange. Swap agreements and swaptions are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Portfolio’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Portfolio may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Portfolio’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio’s next calculated NAV. An alternative exchange rate may be obtained from a Pricing Source or an exchange rate may otherwise be determined if believed to be more reflective of the rates at which the Portfolio may transact.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and procedures are intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold. The Portfolio’s use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Frequent or Excessive Purchases, Exchanges and Redemptions” section in the Portfolio’s prospectus.

Under certain circumstances, the per share NAV of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The

32	PIMCO VARIABLE INSURANCE TRUST

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inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

∎	Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

∎	Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between fair value Levels of the Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive

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Notes to Financial Statements	(Cont.)

markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Securities may be valued based on purchase prices of privately negotiated transactions. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

The Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. A complete schedule of portfolio holdings for each affiliate fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available at the SEC’s website at www.sec.gov. A copy of each affiliate fund’s shareholder report is also available at the SEC’s website at www.sec.gov, on the Portfolio’s website at www.pimco.com, or upon request, as applicable. The table below shows the Portfolio’s transactions in and earnings from investments in the affiliated funds for the period ended December 31, 2025 (amounts in thousands†):

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 12/31/2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 12/31/2025	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$1,623	$67,237	$(67,401)	$0	$0	$1,459	$37	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

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(b) Investments in Securities

The Portfolio may utilize the investments and strategies described below to the extent permitted by the Portfolio’s investment policies.

Delayed-Delivery Transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, the Portfolio will designate or receive as collateral liquid assets in an amount sufficient to meet the purchase price or respective obligations. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. The Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain (loss). When the Portfolio has sold a security on a delayed-delivery basis, the Portfolio does not participate in future gains (losses) with respect to the security.

Inflation-Indexed Bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury Inflation-Protected Securities (“TIPS”). For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Mortgage-Related and Other Asset-Backed Securities directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are interests in pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal payments. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including, but not limited to, auto loans, accounts receivable such as credit card receivables and hospital account receivables, home equity loans, student loans, boat loans, mobile home loans, recreational vehicle loans, manufactured housing loans, aircraft leases, computer leases, syndicated bank loans, peer-to-peer loans and litigation finance loans. The Portfolio may invest in any level of the capital structure of an issuer or mortgage-backed or asset-backed securities, including the equity or “first loss” tranche.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs, CLOs and other CDOs are types of asset-backed securities. A CBO is a trust which is often backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. Other CDOs are trusts backed by other types of assets representing obligations of various parties. For CBOs, CLOs and other CDOs, the cash flows from the trust are split into portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche which bears the first loss from any defaults from the bonds or loans in the trust, although more senior tranches may also bear losses. Since they are partially protected from defaults, senior tranches from a CBO trust, CLO trust or trust of another CDO typically have higher ratings and lower yields than their underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CBO, CLO or other CDO tranches can experience substantial losses due to actual defaults, downgrades of the underlying collateral by rating agencies, forced liquidation of the collateral pool due to a failure of coverage tests, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CBO, CLO or other CDO securities as a class. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Portfolio invests. In addition to the normal risks associated with fixed income securities discussed elsewhere in this report and the

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Notes to Financial Statements	(Cont.)

Portfolio’s prospectus and statement of additional information (e.g., prepayment risk, credit risk, liquidity risk, market risk, structural risk, legal risk and interest rate risk (which may be exacerbated if the interest rate payable on a structured financing changes based on multiples of changes in interest rates or inversely to changes in interest rates)), CBOs, CLOs and other CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) risks related to the capability of the servicer of the securitized assets, (iv) the risk that the Portfolio may invest in CBOs, CLOs, or other CDOs that are subordinate to other classes, (v) the structure and complexity of the transaction and the legal documents may not be fully understood at the time of investment and could lead to disputes with the issuer or among investors regarding the characterization of proceeds or unexpected investment results, and (vi) the CDO’s manager may perform poorly.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Stripped Mortgage-Backed Securities (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. An SMBS will have one class that will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the Statement of Operations. Because no principal will be received at the maturity of an IO class, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statement of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Securities Issued by U.S. Government Agencies or Government-Sponsored Enterprises are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. The U.S. Government does not guarantee the net asset value of the Portfolio’s shares. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks, credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC is a government sponsored corporation that issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

In June 2019, FNMA and FHLMC started issuing Uniform Mortgage-Backed Securities in place of their current offerings of TBA-eligible securities (the “Single Security Initiative”). The Single Security Initiative seeks to support the overall liquidity of the TBA market and aligns the characteristics of FNMA and FHLMC certificates. The long-term effects that the Single Security Initiative may have on the market for TBA and other mortgage-backed securities are uncertain.

Roll-timing strategies can be used where the Portfolio seeks to extend the expiration or maturity of a position, such as a TBA security on an underlying asset, by closing out the position before expiration and contemporaneously opening a new position with respect to substantially the same underlying asset with a later expiration date. TBA securities purchased or sold are reflected on the Statement of Assets and Liabilities as an asset or liability, respectively. Recently finalized FINRA rules include mandatory margin requirements for the TBA market that require the Portfolio to post collateral in connection with its TBA transactions. There is no similar requirement applicable to the Portfolio’s TBA counterparties. The required collateralization of TBA trades could increase the cost of TBA transactions to the Portfolio and impose added operational complexity.

When-Issued Transactions are purchases or sales made on a when-issued basis. These transactions are made conditionally because a

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security, although authorized, has not yet been issued in the market. Transactions to purchase or sell securities on a when-issued basis involve a commitment by the Portfolio to purchase or sell these securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. The Portfolio may sell when-issued securities before they are delivered, which may result in a realized gain (loss).

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may enter into the borrowings and other financing transactions described below to the extent permitted by the Portfolio’s investment policies.

The following disclosures contain information on the Portfolio’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Portfolio. The location of these instruments in the Portfolio’s financial statements is described below.

(a) Repurchase Agreements Under the terms of a typical repurchase agreement, the Portfolio purchases an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. In an open maturity repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Portfolio or counterparty at any time. The underlying securities for all repurchase agreements are held by the Portfolio’s custodian or designated subcustodians (in the case of tri-party repurchase agreements). Traditionally, the Portfolio has used bilateral repurchase agreements wherein the underlying securities will be held by the Portfolio’s custodian. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, if any, including accrued interest, are included on the Consolidated Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Consolidated Statement of Operations. In periods of increased demand for collateral, the Portfolio may pay a fee for the receipt of collateral, which may result in interest expense to the Portfolio.

(b) Reverse Repurchase Agreements In a reverse repurchase agreement, the Portfolio delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. In an open maturity reverse repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Portfolio or counterparty at any time. The Portfolio is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Portfolio to counterparties are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made by the Portfolio to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The Portfolio will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under reverse repurchase agreements.

(c) Sale-Buybacks A sale-buyback financing transaction consists of a sale of a security by the Portfolio to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Portfolio is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by the Portfolio are reflected as a liability on the Statement of Assets and Liabilities. The Portfolio will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, the Portfolio would have otherwise received had the security not been sold and (ii) the negotiated financing terms between the Portfolio and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statement of Operations. Interest payments based upon negotiated financing terms made by the Portfolio to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The Portfolio will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under sale-buyback transactions.

(d) Short Sales Short sales are transactions in which the Portfolio sells a security that it does not own in anticipation that the market price of that security will decline. The Portfolio may make short sales of securities: (i) to offset potential declines in long positions in similar securities, (ii) to increase the flexibility of the Portfolio, (iii) for investment return, (iv) as part of a risk arbitrage strategy, and (v) as part of its overall portfolio management strategies involving the use of derivative instruments. When the Portfolio makes a short sale, it will often borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Portfolio will

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Notes to Financial Statements	(Cont.)

ordinarily have to pay a fee or premium to borrow a security and be obligated to repay the lender of the security any dividend or interest that accrues on the security during the period of the loan. Securities sold in short sale transactions and the dividend or interest payable on such securities, if any, are reflected as payable for short sales on the Statement of Assets and Liabilities. Short sales expose the Portfolio to the risk that it will be required to cover its short position at a time when the security or other asset has appreciated in value, thus resulting in losses to the Portfolio. A short sale is “against the box” if the Portfolio holds in its portfolio or has the right to acquire the security sold short, or securities identical to the security sold short, at no additional cost. The Portfolio will be subject to additional risks to the extent that it engages in short sales that are not “against the box.” The Portfolio’s loss on a short sale could theoretically be unlimited in cases where the Portfolio is unable, for whatever reason, to close out its short position.

(e) Interfund Lending In accordance with an exemptive order (the “Order”) from the SEC, each Portfolio of the Trust may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Portfolio’s investment policies and restrictions. Each Portfolio is currently permitted to borrow under the Interfund Lending Program. A lending portfolio may lend in aggregate up to 15% of its current net assets at the time of the interfund loan, but may not lend more than 5% of its net assets to any one borrowing portfolio through the Interfund Lending Program. A borrowing portfolio may not borrow through the Interfund Lending Program or from any other source if its total outstanding borrowings immediately after the borrowing would be more than 33 1/3% of its total assets (or any lower threshold provided for by the portfolio’s investment restrictions). If a borrowing portfolio’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interfund loan rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending portfolio and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended December 31, 2025, the Portfolio did not participate in the Interfund Lending Program.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The Portfolio may enter into the financial derivative instruments described below to the extent permitted by the Portfolio’s investment policies.

The following disclosures contain information on how and why the Portfolio uses financial derivative instruments, and how financial derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedule of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Schedule of Investments, serve as indicators of the volume of financial derivative activity for the Portfolio.

(a) Forward Foreign Currency Contracts may be engaged, in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily, and the change in value is recorded by the Portfolio as an unrealized gain (loss). Realized gains (losses) are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain (loss) reflected on the Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

(b) Futures Contracts are agreements to buy or sell a security or other asset for a set price on a future date and are traded on an exchange. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin

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requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by the Portfolio (“Futures Variation Margin”). Futures Variation Margins, if any, are disclosed within centrally cleared financial derivative instruments on the Statement of Assets and Liabilities. Gains (losses) are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the Futures Variation Margin included within exchange traded or centrally cleared financial derivative instruments on the Statement of Assets and Liabilities.

(c) Options Contracts may be written or purchased to enhance returns or to hedge an existing position or future investment. The Portfolio may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put, an amount equal to the premium received is recorded and subsequently marked to market to reflect the current value of the option written. These amounts are included on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain (loss). Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (“call”) or purchased (“put”) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included as an asset on the Statement of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) when the underlying transaction is executed.

Foreign Currency Options may be written or purchased to be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

Interest Rate Swaptions may be written or purchased to enter into a pre-defined swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Options on Exchange-Traded Futures Contracts (“Futures Option”) may be written or purchased to hedge an existing position or future investment, for speculative purposes or to manage exposure to market movements. A Futures Option is an option contract in which the underlying instrument is a single futures contract.

(d) Swap Agreements are bilaterally negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). The Portfolio may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Centrally Cleared Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Statement of Operations. Daily changes in valuation of centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared financial derivative instruments on the Statement of Assets and Liabilities. Centrally Cleared and OTC swap payments received or paid at the beginning of the measurement period are included on the Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap

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agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gain (loss) on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain (loss) on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gain (loss) on the Statement of Operations.

For purposes of applying certain of the Portfolio’s investment policies and restrictions, swap agreements, like other derivative instruments, may be valued by the Portfolio at market value, notional value or full exposure value. In the case of a credit default swap, in applying certain of the Portfolio’s investment policies and restrictions, the Portfolio will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of the Portfolio’s other investment policies and restrictions. For example, the Portfolio may value credit default swaps at full exposure value for purposes of the Portfolio’s credit quality guidelines (if any) because such value in general better reflects the Portfolio’s actual economic exposure during the term of the credit default swap agreement. As a result, the Portfolio may, at times, have notional exposure to an asset class (before netting) that is greater or lesser than the stated limit or restriction noted in the Portfolio’s prospectus. In this context, both the notional amount and the market value may be positive or negative depending on whether the Portfolio is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by the Portfolio for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may fail to perform or meet an obligation or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates or the values of the asset upon which the swap is based.

The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk may be mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral to the Portfolio to cover the Portfolio’s exposure to the counterparty.

To the extent the Portfolio has a policy to limit the net amount owed to or to be received from a single counterparty under existing swap agreements, such limitation only applies to counterparties to OTC swaps and does not apply to centrally cleared swaps where the counterparty is a central counterparty or derivatives clearing organization.

Credit Default Swap Agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues are entered into to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the swap agreement, undergoes a certain credit event. As a seller of protection on credit default swap agreements, the Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap.

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred,

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the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

Credit default swap agreements on credit indexes involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indexes are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indexes may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets and/or various credit ratings within each sector. Credit indexes are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indexes changes periodically, usually every six months, and for most indexes, each name has an equal weight in the index. Credit default swaps on credit indexes may be used to hedge the portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indexes are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues as of period end, if any, are disclosed in the Notes to Schedule of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indexes, the quoted market prices and resulting values, as well as the annual payment rate, serve as an indication of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Portfolio as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which the Portfolio is the seller of protection are disclosed in the Notes to Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or entities.

Cross-Currency Swap Agreements are entered into to gain or mitigate exposure to currency risk. Cross-currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates. The exchange of currencies at the inception date of the contract takes place at the current spot rate. The net of the notional amount received/delivered, when translated to USD at the trade date, represents an upfront payable/receivable. The re-exchange at maturity may take place at the same exchange rate, a specified rate or the then current spot rate. Interest payments, if applicable, are made between the parties based on interest rates available in the two currencies at the inception of the contract. The terms of cross-currency swap contracts may extend for many years. Cross-currency swaps are usually negotiated with commercial and investment banks. Some cross-currency swaps may not provide for exchanging principal cash flows, but only for exchanging interest cash flows.

Interest Rate Swap Agreements may be entered into to help hedge against interest rate risk exposure as the value of the fixed rate bonds that the Portfolio holds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Portfolio with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate

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collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

7. PRINCIPAL AND OTHER RISKS

(a) Principal Risks

The principal risks of investing in the Portfolio, which could adversely affect its net asset value, yield and total return, are listed below. Please see “Description of Principal Risks” in the Portfolio’s prospectus for a more detailed description of the risks of investing in the Portfolio.

Interest Rate Risk is the risk that fixed income securities will fluctuate in value due to changes in interest rates; a portfolio with a longer average portfolio duration will be more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration. Factors such as government policy, inflation, the economy, and market for bonds can impact interest rates and yields.

Call Risk is the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons including declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality. If an issuer calls a security that the Portfolio has invested in, the Portfolio may not recoup the full amount of its initial investment or may not realize the full anticipated earnings from the investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Credit Risk is the risk that the Portfolio could experience losses if the issuer or guarantor of a fixed income security, the counterparty to a derivative contract, or the issuer or guarantor of collateral, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

High Yield Risk is the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of market, credit, call and liquidity risks. High yield securities are considered primarily speculative by rating agencies with respect to the issuer’s continuing ability to make principal and interest payments, and their values may be more volatile than higher-rated securities of similar maturity.

Market Risk is the risk that the value of securities owned by the Portfolio may fluctuate, sometimes rapidly or unpredictably, due to a variety of factors affecting securities markets generally or particular industries or sectors.

Issuer Risk is the risk that the value of a security may decline for reasons related to the issuer, such as management performance, changes in financial condition or credit rating, financial leverage, reputation or reduced demand for the issuer’s goods or services.

Liquidity Risk is the risk that a particular investment may be difficult to purchase or sell and that the Portfolio may be unable to sell investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity. The liquidity of the Portfolio’s shares may be constrained by the liquidity of the Portfolio’s portfolio holdings.

Derivatives Risk is the risk of investing in derivative instruments (such as forwards, futures, options, swaps and structured securities) and other similar investments, including leverage, liquidity, interest rate, market, counterparty (including credit), operational, legal and management risks, and valuation complexity. Changes in the value of a derivative or other similar investment may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Portfolio could lose more than the initial amount invested. Changes in the value of a derivative or other similar instrument may also create margin delivery or settlement payment obligations for the Portfolio. The Portfolio’s use of derivatives or other similar investments may result in losses to the Portfolio, a reduction in the Portfolio’s returns and/or increased volatility. Non-centrally-cleared over-the-counter (“OTC”) derivatives or other similar investments are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for non-centrally-cleared OTC derivatives or other similar investments. The primary credit risk on derivatives or other similar investments that are exchange-traded or traded through a central clearing counterparty resides with the Portfolio’s clearing broker or the clearinghouse. Changes in regulations relating to a registered fund’s use of derivatives and related instruments could potentially limit or impact the Portfolio’s ability to invest in derivatives, limit the

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Portfolio’s ability to employ certain strategies that use derivatives or other similar investments and/or adversely affect the value of derivatives or other similar investments and the Portfolio’s performance.

Equity Risk is the risk that the value of equity or equity-related securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity or equity-related securities generally have greater price volatility than fixed income securities. In addition, preferred securities may be subject to greater credit risk or other risks, such as risks related to deferred and omitted distributions, limited voting rights, liquidity, interest rates, regulatory changes and special redemption rights.

Mortgage-Related and Other Asset-Backed Securities Risk is the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk. The Portfolio may invest in any tranche of mortgage-related and other asset-backed securities, including junior and/or equity tranches (to the extent consistent with the Portfolio’s guidelines), which generally carry higher levels of the foregoing risks.

Foreign (Non-U.S.) Investment Risk is the risk that investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a portfolio that invests exclusively in securities of U.S. companies, due to smaller or less developed markets, differing financial reporting, accounting, corporate governance and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable U.S. or foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, political changes, diplomatic developments, trade restrictions (including tariffs) or the imposition of sanctions and other similar measures. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Emerging Markets Risk is the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk.

China Risk is the risk of investing in securities and instruments economically tied to the People’s Republic of China (excluding Hong Kong, Macau and Taiwan for the purpose of this disclosure) (“PRC”). These investments subject the Portfolio to certain of the risks of investing in foreign (non-U.S.) securities and emerging market securities, as well as other risks including, without limitation, erratic growth, the unavailability of reliable economic or financial data, dependence on exports and international trade, asset price volatility, potential shortage of liquidity and limited accessibility by foreign (non-U.S.) investors (including as a result of sanctions), fluctuations in currency exchange rates, currency devaluation, the relatively small size and absence of operating history of many PRC companies, and the developing nature of the legal and regulatory framework for securities markets, custody arrangements and commerce.

Sovereign Debt Risk is the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit events resulting from an issuer’s inability or unwillingness to make principal or interest payments in a timely fashion.

Currency Risk is the risk that foreign (non-U.S.) currencies may fluctuate in value relative to the U.S. dollar, which can affect the value of the Portfolio’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Leveraging Risk is the risk that certain transactions of the Portfolio, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, and derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Portfolio to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss. The use of leverage may also increase the Portfolio’s sensitivity to interest rate changes and other market risks.

Management Risk is the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio managers in connection with managing the Portfolio and may cause PIMCO to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of the Portfolio will be achieved.

Short Exposure Risk is the risk of entering into short sales or other short positions, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale or other short position will not fulfill its contractual obligations, causing a loss to the Portfolio.

Collateralized Loan Obligations Risk is the risk that investing in collateralized loan obligations (“CLOs”) and other similarly structured investments exposes the Portfolio to heightened credit risk, interest rate risk, liquidity risk, market risk and prepayment and extension risk, as well as the risk of default on the underlying asset. In addition, investments in CLOs carry additional risks, including, but not limited to: (i) the possibility that distributions from collateral securities will not be

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adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) risks related to the capability of the servicer of the securitized assets; (iv) the risk that the Portfolio may invest in tranches of CLOs that are subordinate to other tranches; (v) the structure and complexity of the transaction and the legal documents may not be fully understood at the time of investment and could lead to disputes with the issuer or among investors regarding the characterization of proceeds or unexpected investment results; and (vi) the CLO’s manager may perform poorly.

Turnover Risk is the risk that high levels of portfolio turnover may increase transaction costs and taxes and may lower investment performance.

(b) Other Risks

In general, the Portfolio may be subject to additional risks, including, but not limited to, risks related to government regulation and intervention in financial markets, operational risks, risks associated with financial, economic and global market disruptions, and cyber security risks. Please see the Portfolio’s prospectus and Statement of Additional Information for a more detailed description of the risks of investing in the Portfolio. Please see the Important Information section of this report for additional discussion of certain regulatory and market developments that may impact the Portfolio’s performance.

Market Disruptions Risk The Portfolio is subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including those arising from actual or threatened war or armed conflicts, military conflicts, terrorism, social unrest, recessions, supply chain disruptions, market manipulation, government interventions, defaults and shutdowns, political and regulatory changes or diplomatic developments or the imposition of sanctions and other measures, including the imposition of tariffs, or other U.S. economic policies and any related public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), bank failures and natural/ environmental disasters, which can all negatively impact the securities markets and cause the Portfolio to lose value. These events can also impair the technology and other operational systems upon which the Portfolio’s service providers, including PIMCO as the Portfolio’s investment adviser, rely, and could otherwise disrupt the Portfolio’s service providers’ ability to fulfill their obligations to the Portfolio.

Government Intervention in Financial Markets Federal, state, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which the Portfolio invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Portfolio itself is regulated. Such legislation or regulation could limit or preclude the Portfolio’s ability to achieve its investment objective. Also, while such legislation or regulations are intended to strengthen markets, systems and public finances, they could affect fund expenses and the value of fund investments in unpredictable ways. Furthermore, volatile financial markets can expose the Portfolio to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Portfolio. The value of the Portfolio’s holdings is also generally subject to the risk of future local, national, or global economic disturbances based on unknown weaknesses in the markets in which the Portfolio invests. In addition, it is not certain that the U.S. Government will intervene in response to a future market disturbance and the effect of any such future intervention cannot be predicted. It is difficult for issuers to prepare for the impact of future financial downturns, although companies can seek to identify and manage future uncertainties through risk management programs.

Regulatory Risk Financial entities, such as investment companies and investment advisers, are generally subject to extensive government regulation and intervention. Government regulation and/or intervention may change the way the Portfolio is regulated, affect the expenses incurred directly by the Portfolio and the value of its investments, and limit and/or preclude the Portfolio’s ability to achieve its investment objective. Government regulation may change frequently and may have significant adverse consequences. Moreover, government regulation may have unpredictable and unintended effects.

Operational Risk An investment in the Portfolio, like any fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on the Portfolio. While the Portfolio seeks to minimize such events through controls and oversight, there may still be failures that could cause losses to the Portfolio.

Cyber Security Risk As the use of complex information technology and communication systems, including cloud-based technology, has become more prevalent and interconnected in the course of business, the Portfolio has become potentially more susceptible to operational and information security risks resulting from breaches in cyber security despite the efforts of PIMCO, the Portfolio, or their service providers to adopt technologies, processes, and practices intended to mitigate these risks. Disruptions or failures that affect service providers, counterparties, market participants or issuers of securities that are held by the Portfolio may adversely affect PIMCO or the Portfolio, including by causing losses or impairing PIMCO’s or the Portfolio’s operations. A

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breach in cyber security refers to both intentional and unintentional cyber events that may, among other things, cause the Portfolio to lose proprietary information, suffer data corruption and/or destruction or lose operational capacity, result in the unauthorized release or other misuse of confidential information, or otherwise disrupt normal business operations. Geopolitical tensions can increase the scale and sophistication of deliberate cybersecurity attacks, particularly those from nation-states or from entities with nation-state backing, who may desire to use cybersecurity attacks to cause damage or create leverage against geopolitical rivals. Cyber security failures or breaches may result in financial losses to the Portfolio and its shareholders.

These failures or breaches may also result in disruptions to business operations, potentially resulting in financial losses; interference with the Portfolio’s ability to calculate its net asset value, process shareholder transactions or otherwise transact business with shareholders; impediments to trading; violations of applicable privacy and other laws; regulatory fines; penalties; third-party claims in litigation; reputational damage; reimbursement or other compensation costs; additional compliance and cyber security risk management costs and other adverse consequences. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. There is also a risk that cyber security breaches may not be detected. The Portfolio and its shareholders may suffer losses as a result of a cyber security breach related to the Portfolio, its service providers, trading counterparties or the issuers in which the Portfolio invests.

8. MASTER NETTING ARRANGEMENTS

The Portfolio may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes, the Statement of Assets and Liabilities generally presents derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statement of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. The Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase and certain sale-buyback transactions between the Portfolio and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA securities, delayed-delivery or certain sale-buyback transactions by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedule of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission. In the United States, counterparty risk may be reduced as creditors of an FCM cannot have a claim to Portfolio assets in the segregated account. FCM customers, such as the Portfolio, are permitted to transfer their customer account

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	45

Notes to Financial Statements	(Cont.)

(and cleared derivative transactions held in such customer account) from one FCM to another FCM. Upon completion of the transfer, the customer maintains the same economic position with respect to the outstanding exposure. As such, these transfers are not recognized as dispositions and reacquisitions of the affected derivative positions. Variation margin, which reflects changes in market value, is generally exchanged daily, but may not be netted between futures and cleared OTC derivatives unless the parties have agreed to a separate arrangement in respect of portfolio margining. The porting of exposure between FCMs has no impact on the market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin; these values as of period end are disclosed in the Notes to Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by the Portfolio with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. The ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level or as required by regulation. Similarly, if required by regulation, the Portfolio may be required to post additional collateral beyond coverage of daily exposure. These amounts, if any, may (or if required by law, will) be segregated with a third-party custodian. To the extent the Portfolio is required by regulation to post additional collateral beyond coverage of daily exposure, it could potentially incur costs, including in procuring eligible assets to meet collateral requirements, associated with such posting. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

9. FEES AND EXPENSES

(a) Investment Advisory Fee PIMCO is a majority-owned subsidiary of Allianz Asset Management of America LLC (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table in note (b) below.

(b) Supervisory and Administrative Fee PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory Fee and Supervisory and Administrative Fees for all classes, as applicable, are charged at the annual rate as noted in the following table (calculated as a percentage of the Portfolio’s average daily net assets attributable to each class):

Investment Advisory Fee	Supervisory and Administrative Fee
All Classes	Institutional Class	Administrative Class	Advisor Class
0.25%	0.50%	0.50%	0.50%

(c) Distribution and Servicing Fees PIMCO Investments LLC, a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted an Administrative Services Plan with respect to the Administrative Class shares of the Portfolio pursuant to Rule 12b-1 under the Act (the “Administrative Plan”). Under the terms of the Administrative Plan, the Trust is permitted to compensate the Distributor, out of the Administrative Class assets of the Portfolio, in an amount up to 0.15% on an annual basis of the average daily net assets of that class, for providing, or procuring through financial firms, administrative, recordkeeping and investor services for Administrative Class shareholders of the Portfolio.

The Trust has adopted a separate Distribution and Servicing Plan for the Advisor Class shares of the Portfolio (the “Distribution and Servicing Plan”). The Distribution and Servicing Plan has been adopted pursuant to Rule 12b-1 under the Act. The Distribution and Servicing Plan permits the Portfolio to compensate the Distributor for providing, or procuring through financial firms, distribution, administrative, recordkeeping, shareholder and/or related services with respect to Advisor Class shares. The Distribution and Servicing Plan permits the Portfolio to make total payments at an annual rate of up to 0.25% of the average daily net assets attributable to its Advisor Class shares.

	Distribution Fee	Servicing Fee

Administrative Class	—	0.15%

Advisor Class	0.25%	—

(d) Portfolio Expenses PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Portfolio, including audit, custodial, portfolio accounting, legal, transfer agency and printing

46	PIMCO VARIABLE INSURANCE TRUST

December 31, 2025

costs. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders, or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses (including, without limitation, fees and expenses of outside legal counsel or third-party consultants retained in connection with reviewing, negotiating and structuring specialized loans and other investments made by the Portfolio, and any costs associated with originating loans, asset securitizations, alternative lending-related strategies and so-called “broken-deal costs” (e.g., fees, costs, expenses and liabilities, including, for example, due diligence-related fees, costs, expenses and liabilities, with respect to unconsummated investments)); (iv) costs of borrowing money, including interest expenses; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organizational and offering expenses of the Trust and the Portfolio, and any other expenses which are capitalized in accordance with generally accepted accounting principles; and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class.

(e) Remuneration Paid to Directors, Officers and Others (N-CSR Item 10) The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates. The pro rata share of Trustee fees for the Portfolio is reflected on the Statement of Operations as Trustee fees.

(f) Expense Limitation Pursuant to the Expense Limitation Agreement, PIMCO has contractually agreed, through May 1, 2026, to waive a portion of the Portfolio’s Supervisory and Administrative Fee, or reimburse the Portfolio, to the extent that the Portfolio’s organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata share of Trustee fees exceed 0.0049% ( the “Expense Limit”) (calculated as a percentage of the Portfolio’s average daily net assets attributable to each class). The Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term. The waiver, if any, is reflected on the Statement of Operations as a component of Waiver and/or Reimbursement by PIMCO. As of December 31, 2025, the amount waived and/or reimbursed was $1,161.

In any month in which the supervision and administration agreement is in effect, PIMCO is entitled to reimbursement by the Portfolio of any portion of the supervisory and administrative fee waived or reimbursed pursuant to the Expense Limitation Agreement (the “Reimbursement Amount”) within thirty-six months of the time of the waiver, provided that such amount paid to PIMCO will not: i) together with any organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata Trustee fees, exceed, for such month, the Expense Limit (or the amount of the expense limit in place at the time the amount being recouped was originally waived if lower than the Expense Limit); ii) exceed the total Reimbursement Amount; or iii) include any amounts previously reimbursed to PIMCO. As of December 31, 2025 there were no recoverable amounts.

10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator and Distributor are related parties. Fees paid to these parties are disclosed in Note 9, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Statement of Assets and Liabilities.

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

12. PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover.” The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective(s), particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, which are borne by the Portfolio. Frequent and active trading of the Portfolio’s portfolio holdings may cause adverse tax consequences for shareholders due to

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	47

Notes to Financial Statements	(Cont.)

an increase in short-term capital gains and may also adversely impact the Portfolio’s after-tax returns. The transaction costs associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended December 31, 2025 were as follows (amounts in thousands†):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales

$1,270,889	$1,237,383	$56,065	$41,147

†	A zero balance may reflect actual amounts rounding to less than one thousand.

13. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands†):

	Year Ended 12/31/2025		Year Ended 12/31/2024

	Shares	Amount	Shares	Amount
Receipts for shares sold

Institutional Class	394	$3,801	195	$1,831

Administrative Class	2,099	20,361	2,534	23,903

Advisor Class	572	5,568	494	4,655
Issued as reinvestment of distributions

Institutional Class	54	530	37	348

Administrative Class	433	4,211	349	3,291

Advisor Class	125	1,221	88	829
Cost of shares redeemed

Institutional Class	(241)	(2,337)	(174)	(1,638)

Administrative Class	(3,141)	(30,235)	(2,402)	(22,741)

Advisor Class	(409)	(3,964)	(324)	(3,062)

Net increase (decrease) resulting from Portfolio share transactions	(114)	$(844)	797	$7,416

†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of December 31, 2025, two persons owned of record or beneficially 10% or more of the Portfolio’s total outstanding shares, comprising 35% of the Portfolio.

14. REGULATORY AND LITIGATION MATTERS

The Portfolio is not named as a defendant in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened against it.

The foregoing speaks only as of the date of this report.

15. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of December 31, 2025, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

In this reporting period, the Portfolio adopted FASB Accounting Standards Update 2023-09, Income Taxes (Topic 740) — Improvements to Income Tax Disclosures (ASU 2023-09), which enhances income tax disclosures, including disclosure income taxes paid disaggregated by jurisdiction. Adoption of the new standard impacted financial statement disclosures only and did not affect any Portfolio’s financial position or the results of its operations. For the annual period covered by this report, the portfolio did not pay any material federal, state or local income taxes or any material income taxes in foreign jurisdictions.

The Portfolio files U.S. federal, state and local tax returns as required. The Portfolio’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which

48	PIMCO VARIABLE INSURANCE TRUST

December 31, 2025

can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

As of December 31, 2025, the components of distributable taxable earnings are as follows (amounts in thousands†):

	Undistributed Ordinary Income(1)	Undistributed Long-Term Capital Gains	Net Tax Basis Unrealized Appreciation/ (Depreciation)(2)	Other Book-to-Tax Accounting Differences(3)	Accumulated Capital Losses(4)	Qualified Late-Year Loss Deferral - Capital(5)	Qualified Late-Year Loss Deferral - Ordinary(6)	Total Components of Distributable Earnings

PIMCO Global Bond Opportunities Portfolio (Unhedged)	$0	$0	$(4,213)	$0	$(4)	$0	$0	$(4,217)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	Includes undistributed short-term capital gains, if any.
(2)

Adjusted for open wash sale loss deferrals and the accelerated recognition of unrealized gain or loss on certain futures, options, and/or forward contracts for federal income tax purposes. Also adjusted for differences between book and tax realized and unrealized gain (loss) on hyperinflationary investments, swap contracts, short positions, straddle loss deferrals, sale/buyback transactions, interest accrued on defaulted securities, and return of capital distributions from underlying funds.

(3)	Represents differences in income tax regulations and financial accounting principles generally accepted in the United States of America.
(4)	Capital losses available to offset future net capital gains as shown below.
(5)	Capital losses realized during the period November 1, 2025 through December 31, 2025 which the Portfolio elected to defer to the following taxable year pursuant to income tax regulations.
(6)	Specified losses realized during the period November 1, 2025 through December 31, 2025 which the Portfolio elected to defer to the following taxable year pursuant to income tax regulations.

Under the Regulated Investment Company Modernization Act of 2010, a portfolio is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

As of December 31, 2025, the Portfolio had the following post-effective capital losses with no expiration (amounts in thousands†):

	Short-Term	Long-Term

PIMCO Global Bond Opportunities Portfolio (Unhedged)	$0	$4

†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of December 31, 2025, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands†):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(7)

PIMCO Global Bond Opportunities Portfolio (Unhedged)	$185,680	$8,823	$(13,177)	$(4,354)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(7)

Adjusted for open wash sale loss deferrals and the accelerated recognition of unrealized gain or loss on certain futures, options, and/or forward contracts for federal income tax purposes. Also adjusted for differences between book and tax realized and unrealized gain (loss) on hyperinflationary investments, swap contracts, short positions, straddle loss deferrals, sale/buyback transactions, interest accrued on defaulted securities, and return of capital distributions from underlying funds.

For the fiscal years ended December 31, 2025 and December 31, 2024, respectively, the Portfolio made the following tax basis distributions (amounts in thousands†):

	December 31, 2025			December 31, 2024

	Ordinary Income Distributions(8)	Long-Term Capital Gain Distributions	Return of Capital(9)	Ordinary Income Distributions(8)	Long-Term Capital Gain Distributions	Return of Capital(9)

PIMCO Global Bond Opportunities Portfolio (Unhedged)	$5,635	$0	$327	$3,259	$0	$1,209

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(8)	Includes short-term capital gains distributed, if any.
(9)

A portion of the distributions made represents a tax return of capital. Return of capital distributions have been reclassified from undistributed net investment income to paid-in capital to more appropriately conform financial accounting to tax accounting.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	49

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of PIMCO Variable Insurance Trust and Shareholders of PIMCO Global Bond Opportunities Portfolio (Unhedged)

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of PIMCO Global Bond Opportunities Portfolio (Unhedged) (one of the portfolios constituting PIMCO Variable Insurance Trust, hereafter referred to as the “Portfolio”) as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statement of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Kansas City, Missouri

February 19, 2026

We have served as the auditor of one or more investment companies in PIMCO Variable Insurance Trust since 1998.

50	PIMCO VARIABLE INSURANCE TRUST

Glossary:	(abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:

AZD	Australia and New Zealand Banking Group	CIB	Canadian Imperial Bank of Commerce	MYC	Morgan Stanley Capital Services LLC

BOA	Bank of America N.A.	DUB	Deutsche Bank AG	MYI	Morgan Stanley & Co. International PLC

BPS	BNP Paribas S.A.	FAR	Wells Fargo Bank National Association	NGF	Nomura Global Financial Products, Inc.

BRC	Barclays Bank PLC	GLM	Goldman Sachs Bank USA	SCX	Standard Chartered Bank, London

BSH	Banco Santander S.A. - New York Branch	JPM	JP Morgan Chase Bank N.A.	SOG	Societe Generale Paris

BSN	The Bank of Nova Scotia - Toronto	MBC	HSBC Bank Plc	SSB	State Street Bank and Trust Co.

CBK	Citibank N.A.	MEI	Merrill Lynch International	UAG	UBS AG Stamford

Currency Abbreviations:

AUD	Australian Dollar	GBP	British Pound	NOK	Norwegian Krone

BRL	Brazilian Real	HKD	Hong Kong Dollar	NZD	New Zealand Dollar

CAD	Canadian Dollar	HUF	Hungarian Forint	PEN	Peruvian New Sol

CHF	Swiss Franc	IDR	Indonesian Rupiah	PLN	Polish Zloty

CLP	Chilean Peso	ILS	Israeli Shekel	RON	Romanian New Leu

CNH	Chinese Renminbi (Offshore)	INR	Indian Rupee	SEK	Swedish Krona

CNY	Chinese Renminbi (Mainland)	JPY	Japanese Yen	SGD	Singapore Dollar

COP	Colombian Peso	KRW	South Korean Won	THB	Thai Baht

CZK	Czech Koruna	KZT	Kazakhstani Tenge	TRY	Turkish New Lira

DKK	Danish Krone	MXN	Mexican Peso	TWD	Taiwanese Dollar

EGP	Egyptian Pound	MYR	Malaysian Ringgit	USD (or $)	United States Dollar

EUR	Euro	NGN	Nigerian Naira	ZAR	South African Rand

Exchange Abbreviations:

CBOE	Chicago Board Options Exchange	OTC	Over the Counter

Index/Spread Abbreviations:

Bobl	Bundesobligation, the German word for federal government bond	CPI	Consumer Price Index	SIBCSORA	Singapore Overnight Rate Average

CAONREPO	Canadian Overnight Repo Rate Average	EUR003M	3 Month EUR Swap Rate	SOFR	Secured Overnight Financing Rate

CDX.IG	Credit Derivatives Index - Investment Grade	MUTKCALM	Tokyo Overnight Average Rate	SONIO	Sterling Overnight Interbank Average Rate

Other Abbreviations:

ABS	Asset-Backed Security	CLO	Collateralized Loan Obligation	OIS	Overnight Index Swap

ALT	Alternate Loan Trust	DAC	Designated Activity Company	PRIBOR	Prague Interbank Offered Rate

BBR	Bank Bill Rate	EURIBOR	Euro Interbank Offered Rate	REMIC	Real Estate Mortgage Investment Conduit

BBSW	Bank Bill Swap Reference Rate	KORIBOR	Korea Interbank Offered Rate	TBA	To-Be-Announced

BRL-CDI	Brazil Interbank Deposit Rate	OAT	Obligations Assimilables du Trésor	WIBOR	Warsaw Interbank Offered Rate

BTP	Buoni del Tesoro Poliennali “Long-term Treasury Bond”

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	51

Distribution Information	(Unaudited)

For purposes of Section 19 of the Investment Company Act of 1940 (the “Act”), the portfolio estimated the periodic sources of any dividends paid during the period covered by this report in accordance with good accounting practice. Pursuant to Rule 19a-1(e) under the Act, the table below sets forth the actual source information for dividends paid during the six month period ended December 31, 2025 calculated as of each distribution period pursuant to Section 19 of the Act. The information below is not provided for U.S. federal income tax reporting purposes. The tax character of all dividends and distributions is reported on Form 1099-DIV (for shareholders who receive U.S. federal tax reporting) at the end of each calendar year. See the Financial Highlights section of this report for the tax characterization of distributions determined in accordance with federal income tax regulations for the fiscal year.

PIMCO Global Bond Opportunities Portfolio (Unhedged)

Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

July 2025	$0.0390	$0.0000	$0.0000	$0.0390

August 2025	$0.0423	$0.0000	$0.0000	$0.0423

September 2025	$0.0372	$0.0000	$0.0000	$0.0372

October 2025	$0.0426	$0.0000	$0.0000	$0.0426

November 2025	$0.0353	$0.0000	$0.0000	$0.0353

December 2025	$0.0421	$0.0000	$0.0000	$0.0421

Administrative Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

July 2025	$0.0377	$0.0000	$0.0000	$0.0377

August 2025	$0.0410	$0.0000	$0.0000	$0.0410

September 2025	$0.0360	$0.0000	$0.0000	$0.0360

October 2025	$0.0412	$0.0000	$0.0000	$0.0412

November 2025	$0.0342	$0.0000	$0.0000	$0.0342

December 2025	$0.0408	$0.0000	$0.0000	$0.0408

Advisor Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

July 2025	$0.0369	$0.0000	$0.0000	$0.0369

August 2025	$0.0402	$0.0000	$0.0000	$0.0402

September 2025	$0.0352	$0.0000	$0.0000	$0.0352

October 2025	$0.0403	$0.0000	$0.0000	$0.0403

November 2025	$0.0334	$0.0000	$0.0000	$0.0334

December 2025	$0.0399	$0.0000	$0.0000	$0.0399

*

The source of dividends provided in the table differs, in some respects, from information presented in this report prepared in accordance with generally accepted accounting principles, or U.S. GAAP. For example, net earnings from certain interest rate swap contracts are included as a source of net investment income for purposes of Section 19(a). Accordingly, the information in the table may differ from information in the accompanying financial statements that are presented on the basis of U.S. GAAP and may differ from tax information presented in the footnotes. Amounts shown may include accumulated, as well as fiscal period net income and net profits.

**	Occurs when a portfolio distributes an amount greater than its accumulated net income and net profits. Amounts are not reflective of a portfolio net income, yield, earnings or investment performance.

52	PIMCO VARIABLE INSURANCE TRUST

Federal Income Tax Information	(Unaudited)

As required by the Internal Revenue Code (“Code”) and Treasury Regulations, if applicable, shareholders must be notified within 60 days of the Portfolio’s fiscal year end regarding the status of qualified dividend income and the dividend received deduction.

Dividend Received Deduction. Corporate shareholders are generally entitled to take the dividend received deduction on the portion of a portfolio’s dividend distribution that qualifies under tax law. The percentage of the following Portfolio’s fiscal 2025 ordinary income dividend that qualifies for the corporate dividend received deduction is set forth below.

Qualified Dividend Income. Under the Jobs and Growth Tax Relief Reconciliation Act of 2003, the following percentage of ordinary dividends paid during the fiscal year ended December 31, 2025 was designated as ‘‘qualified dividend income’’ as defined in the Jobs and Growth Tax Relief Reconciliation Act of 2003 subject to reduced tax rates in 2025.

Qualified Interest Income and Qualified Short-Term Capital Gain (for non-U.S. resident shareholders only). Under the American Jobs Creation Act of 2004, the following amounts of ordinary dividends paid during the fiscal year ended December 31, 2025 are considered to be derived from “qualified interest income,” as defined in Section 871(k)(1)(E) of the Code, and therefore are designated as interest-related dividends, as defined in Section 871(k)(1)(C) of the Code. Further, the following amounts of ordinary dividends paid during the fiscal year ended December 31, 2025 are considered to be derived from “qualified short-term capital gain,” as defined in Section 871(k)(2)(D) of the Code, and therefore are designated as qualified short-term gain dividends, as defined by Section 871(k)(2)(C) of the Code.

Section 163(j) Interest Dividends. The Portfolio intends to pass through the maximum amount allowable as Section 163(j) Interest defined in Proposed Treasury Section 1.163(j)-1(b).

Section 199A Dividends. The Portfolio intends to pass through the maximum amount allowable as Section 199A Dividends defined in Proposed Treasury Section 199A-3(d).

	Dividend Received Deduction %	Qualified Dividend Income %	Qualified Interest Income (000s)†	Qualified Short-Term Capital Gains (000s)†

PIMCO Global Bond Opportunities Portfolio (Unhedged)	0.00%	0.00%	$2,237	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

Shareholders are advised to consult their own tax advisor with respect to the tax consequences of their investment in the Trust. In January 2026, you will be advised on IRS Form 1099-DIV as to the federal tax status of the dividends and distributions received by you in calendar year 2025.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	53

Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8)	(Unaudited)

Not applicable.

54	PIMCO VARIABLE INSURANCE TRUST

Proxy Disclosures for Open-End Management Investment Companies (N-CSR Item 9)	(Unaudited)

Not applicable.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	55

Approval of Investment Advisory Contract and Other Agreements (N-CSR Item 11)

At a meeting held on August 19-20, 2025, the Board of Trustees (the “Board”) of PIMCO Variable Insurance Trust (the “Trust”), including the Trustees who are not “interested persons” of the Trust under the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered and unanimously approved the renewal of the Amended and Restated Investment Advisory Contract (the “Investment Advisory Contract”) between the Trust, on behalf of the Trust’s series (each, a “Portfolio” and collectively, the “Portfolios”), and Pacific Investment Management Company LLC (“PIMCO”), for an additional one-year term through August 31, 2026.

The Board also considered and unanimously approved the renewal of the Amended and Restated Supervision and Administration Agreement (the “Supervision and Administration Agreement”) between the Trust, on behalf of the Portfolios, and PIMCO for an additional one-year term through August 31, 2026. In addition, the Board considered and unanimously approved the renewal of the Amended and Restated Asset Allocation Sub-Advisory Agreement (the “Asset Allocation Agreement” and, together with the Investment Advisory Contract and the Supervision and Administration Agreement, the “Agreements”) between PIMCO, on behalf of PIMCO All Asset Portfolio, a series of the Trust, and Research Affiliates, LLC (“Research Affiliates”) for an additional one-year term through August 31, 2026.

Further, the Board considered and unanimously approved the renewal of any investment management agreements between PIMCO and any wholly-owned subsidiaries (each, a “Subsidiary” and, collectively, the “Subsidiaries”) of certain of the Portfolios (collectively, the “Subsidiary Agreements”), each for the same additional one-year term through August 31, 2026.

The information, material factors and conclusions that formed the basis for the Board’s approvals are summarized below.

1. INFORMATION RECEIVED

(a) Materials Reviewed During the course of the past year, the Trustees received a wide variety of materials relating to the services provided by PIMCO and Research Affiliates to the Trust. At each of its quarterly meetings, the Board reviewed the Portfolios’ investment performance and information relating to Portfolio operations, including shareholder services, valuation and custody, the Portfolios’ compliance program and other information relating to the nature, extent and quality of services provided by PIMCO and Research Affiliates to the Trust and each of the Portfolios, as applicable. In considering whether to approve the renewal of the Agreements and the Subsidiary Agreements, the Board reviewed additional information, including, but not limited to: comparative industry data with regard to investment performance; advisory and supervisory and administrative fees and expenses; financial information for PIMCO, including, where relevant, financial information for Research Affiliates; information regarding the profitability to PIMCO of its relationship with the Portfolios; information about the personnel providing investment management services, other advisory services and supervisory and administrative services to the Portfolios; and information about the fees charged and services provided to other clients with similar investment mandates as the Portfolios, where applicable. In addition, the Board reviewed materials provided by counsel to the Trust and the Independent Trustees (“Counsel”), which included, among other things, a memorandum outlining legal duties of the Board in considering the renewal of the Agreements and the Subsidiary Agreements.

With respect to the Subsidiary Agreements, the Trustees considered that each Portfolio that has a Subsidiary may utilize its Subsidiary to execute its investment strategy and that PIMCO provides investment advisory and administrative services to the Subsidiaries pursuant to the Subsidiary Agreements in the same manner as it does for such Portfolios that have Subsidiaries under the Investment Advisory Contract and Supervision and Administration Agreement. The Trustees also considered that, with respect to each Subsidiary, PIMCO does not retain a separate advisory or other fee from the Subsidiary, and that PIMCO’s profitability with respect to each Portfolio that has a Subsidiary is not positively impacted as a result of the Subsidiary Agreements. The Trustees determined, therefore, that it was appropriate to consider the approval of the Subsidiary Agreements collectively with their consideration of the continuation of the Agreements.

(b) Review Process In connection with considering the renewal of the Agreements, the Board reviewed written materials prepared by PIMCO and, where applicable, Research Affiliates in response to requests from Counsel encompassing a wide variety of topics. The Board requested and received assistance and advice regarding, among other things, applicable legal standards from Counsel, and reviewed comparative fee and performance data prepared at the Board’s request by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company performance information and fee and expense data. The Board received presentations on matters related to the Agreements and met both as a full Board and in a separate session of the Independent Trustees, without management present, at the August 19-20, 2025 meeting. The Independent Trustees also met via video conference with Counsel on July 23, 2025, and conducted a video conference meeting on August 13, 2025 with management and Counsel to discuss the materials presented and other matters deemed relevant to their consideration of the renewal of the Agreements. In connection with its review of the Agreements, the Board received comparative information on the performance, the risk-adjusted performance and the fees and expenses of other peer group funds and share classes, where appropriate. The Independent Trustees also

56	PIMCO VARIABLE INSURANCE TRUST

(Unaudited)

requested and received supplemental information, including information regarding Broadridge peer classifications, the investment strategies and outflows for certain Portfolios, Portfolio performance and profitability.

The approval determinations were made on the basis of each Trustee’s business judgment after consideration and evaluation of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to approve the renewal of the Agreements, the Board did not identify any single factor or particular information that, in isolation, was controlling. The discussions below are intended to summarize the broad factors and information that figured prominently in the Board’s consideration of the renewal of the Agreements, but is not intended to summarize all of the factors considered by the Board.

2. NATURE, EXTENT AND QUALITY OF SERVICES

(a) PIMCO, Research Affiliates, their Personnel and Resources The Board considered the depth and quality of PIMCO’s investment management process, including, but not limited to: the experience, capability and integrity of its senior management and other personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address changes in the Portfolios’ asset levels. The Board also considered the various services, in addition to portfolio management that PIMCO provides to the Portfolios. The Board noted that PIMCO makes available to its investment professionals a variety of resources and systems relating to, for example, investment management, compliance, trading, performance and portfolio accounting. The Board also noted PIMCO’s commitment to enhancing and investing in its global infrastructure, technology capabilities, risk management processes and the specialized talent needed for the competitive investment management industry and to strengthen its ability to deliver advisory services under the Investment Advisory Contract. The Board considered PIMCO’s policies, procedures and systems reasonably designed to assure compliance with applicable laws and regulations, including recently adopted regulations impacting the Portfolios, and its commitment to further developing and strengthening these programs; its oversight of matters that may involve conflicts of interest between the Portfolios’ investments and those of other accounts managed by PIMCO; and its efforts to keep the Trustees informed about matters relevant to the Portfolios and their shareholders. The Board also considered PIMCO’s continuous investment in its disciplines and personnel, which has enhanced PIMCO’s services to the Portfolios and has allowed PIMCO to introduce innovative new portfolios over time and other investment options that have the potential to benefit shareholders. In addition, the Board considered the nature, extent and quality of services provided by PIMCO to the Subsidiaries of certain applicable Portfolios.

In addition, the Trustees considered new services and service enhancements that PIMCO has implemented, including, but not limited to investing in its cybersecurity program and business continuity functions, including the ongoing development of its own proprietary software and applications to support the Portfolios. Similarly, the Board considered the asset allocation services provided by Research Affiliates to the PIMCO All Asset Portfolio. The Board further considered PIMCO’s ongoing supervision and oversight of Research Affiliates in connection with Research Affiliates providing asset allocation services to the All Asset Portfolio. The Board also considered the depth and quality of Research Affiliates’ investment management and research capabilities, the experience and capabilities of their portfolio management personnel and the overall financial strength of the organization. Ultimately, the Board concluded that the nature, extent and quality of services provided or procured by PIMCO under the Agreements and the Subsidiary Agreements and provided by Research Affiliates under the Asset Allocation Agreement are likely to continue to benefit the Portfolios and their shareholders, as applicable.

(b) Other Services The Board also considered the nature, extent and quality of supervisory and administrative services provided by PIMCO to the Portfolios under the Supervision and Administration Agreement.

The Board considered the terms of the Supervision and Administration Agreement, under which the Trust pays for the supervisory and administrative services provided pursuant to that agreement under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO provides or procures certain supervisory and administrative services and bears the costs of various third party services required by the Portfolios, including, but not limited to, audit, custodial, portfolio accounting, ordinary legal, transfer agency, sub-accounting and printing costs. The Board also noted that the scope and complexity, as well as the costs, of the supervisory and administrative services provided by PIMCO under the Supervision and Administration Agreement is expected to continue to increase. The Board considered PIMCO’s provision of supervisory and administrative services and its supervision of the Trust’s third party service providers.

Ultimately, the Board concluded that the nature, extent and quality of the services provided or procured by PIMCO have benefited, and will likely continue to benefit, the Portfolios and their shareholders.

3. INVESTMENT PERFORMANCE

The Board reviewed information from PIMCO concerning the Portfolios’ performance, as available, over short- and long-term periods ended March 31, 2025 and other performance data, as available, over short- and long-term periods ended June 30, 2025 (the “PIMCO Report”) and from Broadridge concerning the Portfolios’ performance, as available, over short- and long-term periods ended March 31, 2025 (the

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	57

Approval of Investment Advisory Contract and Other Agreements (N-CSR Item 11)	(Cont.)

“Broadridge Report”). The Board also noted that the Broadridge Report incorporated peer classifications from Morningstar for the Portfolios for which it was believed that Morningstar provided a better comparison.

The Board considered information regarding both the short- and long-term relative and absolute investment performance of each Portfolio relative to its Portfolio peer group, where appropriate, and relevant to the specified index as provided to the Board (the “performance index”) in advance of each of its quarterly meetings throughout the year, including the PIMCO Report and Broadridge Report. The Trustees reviewed information indicating that classes of each Portfolio would have substantially similar performance to that of the Administrative Class of the relevant Portfolio on a relative basis because all of the classes are invested in the same portfolio of investments and that differences in performance among classes could principally be attributed to differences in the supervisory and administrative fees and distribution and/or servicing expenses of each class. The Board noted that, due to differences (such as specific investment strategies or fee structures) between certain of the Portfolios and their so-called peers in the Broadridge categories, performance comparisons may not be particularly relevant to the consideration of Portfolio performance, but found the comparative information supported its overall evaluation.

The Trustees noted that a majority of the Portfolios (based on the Administrative Class performance) have outperformed their respective performance indexes over the one-, three, five and ten-year periods ended March 31, 2025. The Board also noted the amounts of Portfolio assets (based on the Administrative Class performance) that outperformed their relative performance indexes on a net fee basis over the one-, three- and five year periods ended June 30, 2025. The Board considered that, according to the Broadridge Report, the Portfolios generally performed well versus competitors during the long-term, but that certain Portfolios had underperformed in comparison to their respective peer groups or performance indexes, or both, on a net-of-fees basis over certain short- and long-term periods. With respect to the Portfolios that underperformed to a certain degree over such periods, the Board discussed with PIMCO the reasons for the underperformance of such Portfolios. The Board also considered actions that have been taken by PIMCO to attempt to improve performance and took note of PIMCO’s plans to monitor performance going forward. Depending on the circumstances, the Independent Trustees may be satisfied with a Portfolio’s performance notwithstanding that it lags its performance index or peer group for certain periods.

The Board ultimately concluded, within the context of all of its considerations in connection with the Agreements and the Subsidiary Agreements, that PIMCO’s performance record and process in managing the Portfolios indicates that its continued management is likely to benefit the Portfolios and their shareholders and merits the approval of the renewal of the Agreements and the Subsidiary Agreements.

4. ADVISORY FEES, SUPERVISORY AND ADMINISTRATIVE FEES AND TOTAL EXPENSES

The Board considered that PIMCO seeks to price new funds and classes to scale at the outset. The Board noted that PIMCO generally seeks to price new funds and classes competitively against the median total expense ratio of the respective Broadridge peer group, if available, while acknowledging that a fee premium may be appropriate for innovative investment offerings. PIMCO reported to the Board that, in proposing fees for any Portfolio or class of shares, it considers a number of factors, including, but not limited to, the type and complexity of the services provided, the cost of providing services, the risk assumed by PIMCO in the development of products and the provision of services and the competitive marketplace for financial products. Fees charged to or proposed for different Portfolios for advisory services and supervisory and administrative services may vary in light of these various factors. The Board also considered that PIMCO reviews the Portfolios’ fee levels and carefully considers changes where appropriate due to competitive positioning considerations, observed long-term notable underperformance and significant misalignments with the level or quality of services being provided or a change in the overall strategic positioning of the Portfolios.

The Board reviewed the advisory fees, supervisory and administrative fees and total expense ratios (including total expense ratios net of fee waivers and expense limitation agreements, as applicable) of the Portfolios (excluding, as may be applicable, extraordinary expenses, interest expenses, acquired fund fees and expenses, and certain other items) (each as a percentage of average net assets) and compared such amounts with the average and median fee and expense levels of other similar funds. The Board also reviewed information relating to the sub-advisory fees paid to Research Affiliates with respect to applicable Portfolios, taking into account that PIMCO compensates Research Affiliates from the advisory fees paid by such Portfolios to PIMCO. With respect to advisory fees, the Board reviewed data from the Broadridge Report that compared the average and median advisory fees of other funds in a “Peer Group” of comparable funds, where appropriate, as well as the universe of other similar funds. The Board reviewed materials indicating that, a number of Portfolios have total expense ratios that fall below the average and median expense ratios in their Peer Group and Broadridge universe. In addition, the Board considered the expense limitation agreement in place for all of the Portfolios and fee waivers in place for certain of the Portfolios, and also noted the fee waivers in place with respect to the advisory fee and supervisory and administrative fee that might result from investments by applicable Portfolios in their respective Subsidiaries.

58	PIMCO VARIABLE INSURANCE TRUST

(Unaudited)

The Board also reviewed data comparing the Portfolios’ advisory and/or management fees to the fee rates PIMCO charged to registered funds (open-end, closed-end and interval), private funds, and non-U.S. registered funds, separate accounts, sub-advised clients and collective investment trusts with similar investment strategies. In cases where the fees for other clients were lower than those charged to the Portfolios, the Trustees noted that the differences in fees were attributable to various factors, including, but not limited to, differences in advisory and other services provided by PIMCO to the Portfolios, differences in the number or extent of the services provided by PIMCO to the Portfolios, the manner in which similar portfolios may be managed, different requirements with respect to liquidity and derivatives management and the implementation and compliance of other regulatory requirements, and the fact that separate accounts may have other contractual arrangements or arrangements across PIMCO strategies that justify different levels of fees. The Board considered that, with respect to collective investment trusts, PIMCO performs fewer or less extensive services because collective investment trusts are generally exempt from SEC regulation and typically involve lower compliance costs; investors in a collective investment trust may receive shareholder services from a trustee bank, rather than PIMCO; collective investment trusts have less regulatory disclosure; and the management structure of collective investment trusts differs from that of funds. The Trustees also considered that PIMCO faces increased entrepreneurial, legal and regulatory risk in sponsoring and managing mutual funds and ETFs as compared to separate accounts, external sub-advised funds or other investment products. In addition, the Trustees considered that PIMCO may charge certain private funds with similar investment mandates lower fees than the Portfolios because such private funds are not required to accept daily redemptions or price their assets on a daily basis, generally do not accept small investors with small account balances and operate under a less onerous and proscriptive regulatory regime.

Regarding advisory fees charged by PIMCO in its capacity as sub-adviser to third party/unaffiliated funds, the Trustees took into account that such fees may be lower than the fees charged by PIMCO to serve as adviser to the Portfolios. The Trustees also took into account that there are various reasons for any such differences in fees, including, but not limited to, the fact that PIMCO may be subject to varying levels of entrepreneurial, legal and regulatory risk and different servicing requirements when PIMCO does not serve as the sponsor of a fund and is not principally responsible for all aspects of a fund’s investment program and operations as compared to when PIMCO serves as investment adviser and sponsor.

The Board considered the Portfolios’ supervisory and administrative fees, comparing them to similar funds managed by other investment advisers in the Broadridge Report. The Board also considered that, as the Portfolios’ business has become increasingly complex and the number of Portfolios has grown over time, PIMCO is responsible for providing a broad array of fund supervision and administrative functions, including, but not limited to: compliance oversight and testing, legal services, risk management, technology, shareholder servicing, reporting, business management and executive leadership. In addition, the Board considered the Trust’s unified fee structure, under which the Trust pays for the supervisory and administrative services it requires for one set fee for each Portfolio. In return for this unified fee, PIMCO provides or procures supervisory and administrative services and bears the costs of various third party services required by the Portfolios, including audit, custodial, portfolio accounting, ordinary legal, transfer agency, sub-accounting and printing costs. The Board further considered that many other funds pay for comparable services separately, and thus it is difficult to directly compare the Trust’s unified supervisory and administrative fees with the fees paid by other funds for administrative services alone. The Board also considered that the unified supervisory and administrative fee leads to Portfolio fees that are fixed over the contract period, rather than variable. The Board noted that, although the unified fee structure does not have breakpoints, it inherently reflects certain economies of scale by fixing the absolute level of Portfolio fees at competitive levels over the contract period even if the Portfolios’ operating costs rise, such as when assets remain flat or decrease. Other factors the Board considered in assessing the unified fee include PIMCO’s approach of pricing Portfolios at scale at inception and reinvesting in other important areas of the business that support the Portfolios. The Board considered historical advisory and/or supervisory and administrative (as may be applicable) fee reductions implemented for different Portfolios and classes, noting that the unified fee can be increased or decreased in subsequent contractual periods with Board approval and is subject to the periodic reviews discussed above. The Board noted that, with few exceptions, PIMCO has generally maintained Portfolio fees at the same level as implemented when the unified fee was adopted, and has reduced fees for a number of Portfolios in prior years. The Board concluded that the Portfolios’ supervisory and administrative fees were reasonable in relation to the value of the services provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Supervision and Administration Agreement represent, in effect, a cap on overall Portfolio fees during the contractual period, which is beneficial to the Portfolios and their shareholders.

The Board considered the Portfolios’ total expense ratios and discussed with PIMCO certain Portfolios and/or classes of Portfolios that had above median total expense ratios. Upon comparing the Portfolios’ total expense ratios to other funds in the “Peer Groups” provided by the Broadridge Report, where appropriate, the Board found total expense ratios of each Portfolio to be reasonable.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	59

Approval of Investment Advisory Contract and Other Agreements (N-CSR Item 11)	(Cont.)

The Trustees also considered the advisory fees charged to the Portfolios that invest in other investment companies or operate as funds of funds (the “Funds of Funds”) and the advisory services provided in exchange for such fees. The Trustees determined that such services were in addition to the advisory services provided to the underlying funds in which the Funds of Funds may invest and, therefore, such services were not duplicative of the advisory services provided to the underlying funds. The Board also considered the various fee waiver agreements in place for the Funds of Funds. The Board noted that PIMCO is continuing waivers for these Funds of Funds, as well as for certain other Portfolios of the Trust.

Based on the information presented by PIMCO, Research Affiliates and Broadridge, members of the Board determined, in the exercise of their business judgment, that the level of the advisory fees and supervisory and administrative fees charged by PIMCO under the Agreements and the Subsidiary Agreements, the fees charged by Research Affiliates under the Asset Allocation Agreement, and the total expense ratios of each Portfolio, are reasonable.

5. ADVISER COSTS, LEVEL OF PROFITS AND ECONOMIES OF SCALE

The Board reviewed information regarding PIMCO’s costs of providing services to, as well as the resulting level of profits from, the Portfolios. To the extent applicable, the Board also reviewed information regarding the portion of a Portfolio’s advisory fee retained by PIMCO, following the payment of sub-advisory fees to Research Affiliates, with respect to the Portfolios. Additionally, the Board discussed PIMCO’s pre- and post-distribution profit margin ranges with respect to the Portfolios, as compared to the prior year. The Board also noted that it had received information regarding the structure and manner in which PIMCO’s investment professionals were compensated, and PIMCO’s view of the relationship of such compensation to the recruitment and retention of quality personnel. The Board considered PIMCO’s investment in global infrastructure, technology capabilities, risk management processes and qualified personnel to reinforce existing services, offer new services, and accommodate changing regulatory requirements.

The Board considered the existence of any economies of scale and noted that, to the extent that PIMCO achieves economies of scale in managing the Portfolios, PIMCO shares the benefits of such economies of scale, if any, with the Portfolios and their shareholders in a number of ways, including investing in portfolio and trade operations management, firm technology, middle and back office support, legal and compliance, and fund administration logistics; senior management supervision, governance and oversight of those services; and through fee reductions or waivers, the pricing of Portfolios to scale from inception and the enhancement of services provided to the Portfolios in return for fees paid. The Board considered that the Portfolios’ unified fee rates had been set competitively and/or priced to scale from inception, had been held steady during the contractual period at that scaled competitive rate for most Portfolios as assets grew, or as assets declined in the case of some Portfolios, and continued to be competitive compared with peers. The Board also considered that the unified fee is a transparent means of informing a Portfolio’s shareholders of the fees associated with the Portfolio, and that the Portfolio bears certain expenses that are not covered by the advisory fee or the unified fee. The Board further considered the challenges that arise when managing large funds, which can result in certain “diseconomies” of scale and noted that PIMCO has continued to reinvest in many areas of the business to support the Portfolios.

The Trustees considered that the unified fee has provided inherent economies of scale because a Portfolio maintains competitive fixed fees over the annual contract period even if the particular Portfolio’s assets decline and/or operating costs rise. The Trustees further considered that, in contrast, breakpoints may be a proxy for charging higher fees on lower asset levels and that when a fund’s assets decline, breakpoints may reverse, which causes expense ratios to increase. The Trustees also considered that, unlike the Portfolios’ unified fee structure, funds with “pass through” expense structures may experience increased expense ratios when fixed dollar fees are charged against declining fund assets. The Trustees also reviewed materials demonstrating the benefits of the unified fee to shareholders during market downturns and/or periods of high volatility. In addition, the Trustees considered that the unified fee protects shareholders from a rise in administrative and operating costs that may result from, among other things, PIMCO’s investments in various business enhancements and infrastructure, including those referenced above. The Trustees noted that PIMCO’s investments in these areas are extensive.

The Board concluded that the Portfolios’ cost structures were reasonable and that PIMCO is appropriately sharing economies of scale, if any, through the Portfolios’ unified fee structure, generally pricing Portfolios to scale at inception and reinvesting in its business to provide enhanced and expanded services to the Portfolios and their shareholders.

6. ANCILLARY BENEFITS

The Board considered other benefits realized by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust. Such benefits may include possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the Trust or third party service providers’ relationship-level fee concessions, which decrease fees paid by PIMCO. Such benefits also include ancillary benefits to PIMCO or its employees related to service or rate offers in financial firms’ other business lines, which can result in

60	PIMCO VARIABLE INSURANCE TRUST

(Unaudited)

PIMCO or its employees having access to more favorable products or rates. The Board also considered that affiliates of PIMCO provide distribution and/or shareholder services to the Portfolios and their shareholders, for which they may be compensated through distribution and servicing fees paid pursuant to the Portfolios’ Rule 12b-1 plans or otherwise. In addition, the Board considered that PIMCO may benefit indirectly from its use of the HUB technology platform, a joint venture between PIMCO, Man Group, S&P Global, Microsoft and State Street, and its recent strategic managed service arrangement with a third-party consultant. The Board noted that, while PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Portfolios, it has adopted a policy not to enter into contractual soft dollar arrangements.

7. CONCLUSIONS

Based on their review, including the comprehensive consideration and evaluation of each of the broad factors and information summarized above, the Independent Trustees and the Board as a whole concluded that the nature, extent and quality of the services rendered to the Portfolios by PIMCO and Research Affiliates supported the renewal of the Agreements and the Subsidiary Agreements. The Independent Trustees and the Board as a whole concluded that the Agreements and the Subsidiary Agreements continued to be fair and reasonable to the Portfolios and their shareholders, that the fees charged under the Investment Advisory Contract, Supervision and Administration Agreement and the Subsidiary Agreements and the fees charged by Research Affiliates under the Asset Allocation Agreement on behalf of the Portfolios were fair and reasonable in light of the services provided, and that the renewal of the Agreements and the Subsidiary Agreements was in the best interests of the Portfolios and their shareholders.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	61

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank & Trust Co.

2323 Grand Boulevard, 5th Floor

Kansas City, MO 64108

Transfer Agent

SS&C Global Investor & Distribution Solutions, Inc.

80 Lamberton Road

Windsor, CT 06095

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Variable Insurance Trust.

pimco.com/pvit

PVITGLBLUNHFSTMAR_123125

PIMCO VARIABLE INSURANCE TRUST

Annual Financial and Other Information

December 31, 2025

PIMCO Global Core Bond (Hedged) Portfolio

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. (The variable product prospectus may be obtained by contacting your Investment Consultant.)

Important Information About the PIMCO Global Core Bond (Hedged) Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company that includes the PIMCO Global Core Bond (Hedged) Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed income securities and other instruments held by the Portfolio are likely to decrease in value. A wide variety of factors can cause interest rates or yields of U.S. Treasury securities (or yields of other types of bonds) to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Portfolio management will anticipate such movement accurately. The Portfolio may experience losses as a result of movements in interest rates.

Changing interest rates may have unpredictable effects on markets, which may detract from Portfolio performance. The interest rate environment has fluctuated in recent years, moving from historically low interest rates in 2020 and 2021 to high interest rates in 2022 and 2023 as a result of the U.S. Federal Reserve (the “Fed”) raising interest rates multiple times in efforts to combat inflation. Starting in late 2024 and again in 2025, the Fed lowered interest rates. It is uncertain whether rates will remain steady, increase or decrease in the future. As such, the Portfolio may face a heightened level of risk associated with changing interest rates and/or bond yields. This could be driven by a variety of factors, including but not limited to central bank monetary policies, changing inflation or real growth rates, general economic conditions, increasing bond issuances or reduced market demand for certain types of bonds or bonds generally. Further, while bond markets have steadily grown over the past three decades, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets”.

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than funds or securities with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets, or negatively impact the Portfolio’s performance or cause the

Portfolio to incur losses. As a result, the Portfolio may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of the Portfolio.

The Portfolio may be subject to various risks as described in the Portfolio’s prospectus and in the Principal and Other Risks note in the Notes to Financial Statements.

Classifications of the Portfolio’s portfolio holdings in this report are made according to financial reporting standards. The classification of a particular portfolio holding as shown in the Schedule of Investments section of this report may differ from the classification used for the Portfolio’s compliance calculations, including those used in the Portfolio’s prospectus, investment objectives, regulatory and other investment limitations and policies, which may be based on different asset class, sector or geographical classifications. The Portfolio is separately monitored for compliance with respect to prospectus and regulatory requirements.

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

In February 2022, Russia launched an invasion of Ukraine. As a result, Russia and other countries, persons and entities that provided material aid to Russia’s aggression against Ukraine, have been the subject of economic sanctions and import and export controls imposed by countries throughout the world, including the United States. Such measures, including the United States’ enforcement of sanctions or other similar measures on various Russian entities and persons, and the Russian government’s response, have had and may continue to have an adverse effect on the Russian, Belarusian and other securities, instruments and economies, which may, in turn, negatively impact the Portfolio. The extent, duration and impact of Russia’s military action in Ukraine, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional, European and global economies and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors. Further, the Portfolio may have investments in securities and instruments that are economically tied to the region and may have been negatively impacted by the sanctions and counter-sanctions by Russia, including declines in value and reductions in liquidity. The sanctions may cause the Portfolio to sell portfolio holdings at a disadvantageous time or price or to continue to hold investments that the Portfolio may no longer seek to hold.

The United States’ enforcement of restrictions on U.S. investments in certain issuers and tariffs on goods from certain other countries has contributed to and may continue to contribute to international trade

2	PIMCO VARIABLE INSURANCE TRUST

tensions and may impact portfolio securities. The U.S. government has indicated an intent to alter its approach to international trade policy, including in some cases renegotiating, modifying or terminating certain bilateral or multi-lateral trade arrangements with foreign countries, and it has proposed to take and/or taken related actions, including the imposition of or stated potential imposition of a broad range of tariffs. The imposition of tariffs, trade restrictions, currency restrictions or similar actions (or retaliatory measures taken in response) could lead to, for example, price volatility, reduced market sentiment, and changes in inflation expectations. These and other geopolitical events may contribute to increased instability in the U.S. and global economies and markets, which may have an adverse effect on the performance of the Portfolio and its investments.

Increased volatility in the U.S. and global markets could be harmful to the Portfolio, issuers in which it invests and other market participants and Portfolio service providers. For example, if a bank at which the Portfolio or issuer has an account fails, any cash or other assets in bank or custody accounts, which may be substantial in size, could be temporarily inaccessible or permanently lost by the Portfolio or issuer. If a bank that provides a subscription line credit facility, asset-based facility, other credit facility and/or other services to an issuer or to a fund fails, the issuer or fund could be unable to draw funds under its credit facilities or obtain replacement credit facilities or other services from other lending institutions with similar terms.

Issuers in which the Portfolio may invest can be affected by volatility in the banking sector. Even if banks used by issuers in which the Portfolio invests remain solvent, volatility in the banking sector could contribute to, cause or intensify an economic recession, increase the costs of capital and banking services or result in the issuers being unable to obtain or refinance indebtedness at all or on as favorable terms as could otherwise have been obtained. Potential impacts to the Portfolio and issuers resulting from volatility in the banking sector and accompanying market conditions and potential legislative or regulatory responses are uncertain. Such conditions and responses, as well as a changing interest rate environment, can contribute to decreased market liquidity and erode the value of certain holdings. Market volatility and uncertainty and/or a downturn in market and economic and financial conditions, as a result of developments in the banking sector or otherwise (including as a result of delayed access to cash or credit facilities), could have an adverse impact on the Portfolio and issuers in which it invests.

The following table discloses the inception dates of the Portfolio and its respective share classes along with the Portfolio’s diversification status as of period end:

Portfolio Name	Portfolio Inception	Institutional Class	Administrative Class	Advisor Class	Diversification Status
PIMCO Global Core Bond (Hedged) Portfolio	05/02/11	—	05/02/11	—	Diversified

An investment in the Portfolio is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Portfolio. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither this Portfolio’s prospectus nor summary prospectus, the Trust’s Statement of Additional Information (“SAI”), any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or the Portfolio creates a contract between or among any shareholder of the Portfolio, on the one hand, and the Trust, the Portfolio, a service provider to the Trust or the Portfolio, and/or the Trustees or officers of the Trust, on the other hand. The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees)

may amend the most recent prospectus or use a new prospectus, summary prospectus or SAI with respect to the Portfolio or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or the Portfolio is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to the Portfolio, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current prospectus or SAI.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	3

Important Information About the PIMCO Global Core Bond (Hedged) Portfolio	(Cont.)

securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Portfolio’s website at www.pimco.com/pvit, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Portfolio files portfolio holdings information with the SEC on Form N-PORT within 60 days of the end of each fiscal quarter. The Portfolio’s complete schedule of securities holdings as of the end of each fiscal quarter will be made available to the public on the SEC’s website at www.sec.gov and on PIMCO’s website at www.pimco.com/pvit, and will be made available, upon request, by calling PIMCO at (888) 87-PIMCO. In August 2024, the SEC adopted amendments to Form N-PORT requiring funds to file Form N-PORT reports on a monthly basis and within 30 days of month end, with each report being made public 60 days after month end. On April 16, 2025, the SEC extended the compliance date for Form N-PORT amendments and fund groups with $1 billion or more in net assets will be required to comply with the amendments for reports filed on or after November 17, 2027.

Paper copies of the Portfolio’s shareholder reports are required to be provided free of charge by the Portfolio, the insurance company or financial intermediary upon request.

In September 2023, the SEC adopted amendments to Rule 35d-1 under the Investment Company Act of 1940, as amended, the rule governing fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. Changes to a fund’s calculation methodology for derivatives instruments for purposes of Rule 35d-1 consistent with such amendments and applicable regulatory interpretations thereof will not constitute a change to a fund’s policy adopted pursuant to Rule 35d-1 and will not require notice or shareholder approval. The amendments became effective on December 11, 2023. On March 14, 2025, the SEC extended the compliance date from December 11, 2025 to June 11, 2026 for fund groups with $1 billion or more in net assets and modified the operation of the compliance dates to allow for compliance based on the timing of certain annual disclosure and reporting obligations that are tied to a fund’s fiscal year-end.

4	PIMCO VARIABLE INSURANCE TRUST

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ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	5

Financial Highlights	PIMCO Global Core Bond (Hedged) Portfolio

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gain	Tax Basis Return of Capital	Total
Administrative Class

12/31/2025	$8.77	$0.32	$0.26	$0.58	$(0.31)	$0.00	$(0.05)	$(0.36)

12/31/2024	8.79	0.29	0.02	0.31	(0.33)	0.00	0.00	(0.33)

12/31/2023	8.33	0.19	0.46	0.65	(0.11)	0.00	(0.08)	(0.19)

12/31/2022	9.65	0.15	(1.27)	(1.12)	(0.14)	(0.06)	0.00	(0.20)

12/31/2021	10.08	0.16	(0.30)	(0.14)	(0.22)	(0.07)	0.00	(0.29)

^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
(a)

Net asset value includes adjustments required by U.S. GAAP. These values, and other performance figures relying on them, such as average annual total return data included in the Portfolio’s prospectus and in any shareholder reports, may differ from net asset values and performance reported elsewhere with respect to the Portfolio.

(b)	Per share amounts based on average number of shares outstanding during the year or period.
(c)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(d)

Total return figures include adjustments required by U.S. GAAP. These values, and other performance figures relying on them, such as average annual total return data included in the Portfolio’s prospectus and in any shareholder reports, may differ from net asset values and performance reported elsewhere with respect to the Portfolio. Additionally, excludes applicable initial sales charges, contingent deferred sales charges and Variable Contract fees or expenses.

6	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses	Expenses Excluding Waivers	Expenses Excluding Interest Expense	Expenses Excluding Interest Expense and Waivers	Net Investment Income (Loss)	Portfolio Turnover Rate

$8.99	6.72%	$78,205	1.13%	1.13%	0.71%	0.71%	3.66%	646%

8.77	3.56	84,734	1.04	1.04	0.71	0.71	3.30	584

8.79	7.97	93,851	0.87	0.87	0.71	0.71	2.29	791

8.33	(11.63)	98,735	0.77	0.77	0.71	0.71	1.66	449

9.65	(1.41)	129,638	0.73	0.73	0.71	0.71	1.65	364

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	7

Statement of Assets and Liabilities	PIMCO Global Core Bond (Hedged) Portfolio	December 31, 2025

(Amounts in thousands†, except per share amounts)

Assets:

Investments, at value
Investments in securities*	$119,397
Investments in Affiliates	266
Financial Derivative Instruments
Exchange-traded or centrally cleared	118
Over the counter	319
Cash	177
Deposits with counterparty	1,830
Foreign currency, at value	583
Receivable for investments sold	16,590
Receivable for TBA investments sold	44,002
Interest and/or dividends receivable	911
Dividends receivable from Affiliates	2
Total Assets	184,195

Liabilities:

Borrowings & Other Financing Transactions
Payable for reverse repurchase agreements	$15,229
Payable for short sales	7,689
Financial Derivative Instruments
Exchange-traded or centrally cleared	131
Over the counter	749
Payable for investments purchased	10,043
Payable for investments in Affiliates purchased	2
Payable for TBA investments purchased	72,083
Payable for Portfolio shares redeemed	12
Accrued investment advisory fees	17
Accrued supervisory and administrative fees	21
Accrued servicing fees	10
Foreign capital gains tax payable	4
Total Liabilities	105,990

Commitments and Contingent Liabilities^

Net Assets	$78,205

Net Assets Consist of:

Paid in capital	$87,454
Distributable earnings (accumulated loss)	(9,249)

Net Assets	$78,205

Net Assets:

Administrative Class	$78,205

Shares Issued and Outstanding:

Administrative Class	8,695

Net Asset Value Per Share Outstanding(a):

Administrative Class	$8.99

Cost of investments in securities	$121,672
Cost of investments in Affiliates	$266
Cost of foreign currency held	$584
Proceeds received on short sales	$7,715
Cost or premiums of financial derivative instruments, net	$349

* Includes repurchase agreements of:	$501

†	A zero balance may reflect actual amounts rounding to less than one thousand.
^	See Note 9, Fees and Expenses, in the Notes to Financial Statements for more information.
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Portfolio.

8	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Statement of Operations	PIMCO Global Core Bond (Hedged) Portfolio

Year Ended December 31, 2025
(Amounts in thousands†)

Investment Income:
Interest, net of foreign taxes*	$3,770
Dividends	59
Dividends from Investments in Affiliates	26
Total Income	3,855

Expenses:

Investment advisory fees	201
Supervisory and administrative fees	249
Distribution and/or servicing fees - Administrative Class	121
Trustee fees	4
Interest expense	337
Miscellaneous expense	2
Total Expenses	914
Waiver and/or Reimbursement by PIMCO	(1)
Net Expenses	913

Net Investment Income (Loss)	2,942

Net Realized Gain (Loss):

Investments in securities	(1,549)
Investments in Affiliates	(1)
Exchange-traded or centrally cleared financial derivative instruments	659
Over the counter financial derivative instruments	(569)
Short sales	(0)
Foreign currency	(160)

Net Realized Gain (Loss)	(1,620)

Net Change in Unrealized Appreciation (Depreciation):

Investments in securities	6,260
Exchange-traded or centrally cleared financial derivative instruments	(704)
Over the counter financial derivative instruments	(1,647)
Short sales	22
Foreign currency assets and liabilities	5

Net Change in Unrealized Appreciation (Depreciation)	3,936

Net Increase (Decrease) in Net Assets Resulting from Operations	$5,258

* Foreign tax withholdings	$4

†	A zero balance may reflect actual amounts rounding to less than one thousand.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	9

Statements of Changes in Net Assets	PIMCO Global Core Bond (Hedged) Portfolio

(Amounts in thousands†)	Year Ended December 31, 2025	Year Ended December 31, 2024

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$2,942	$2,916
Net realized gain (loss)	(1,620)	194
Net change in unrealized appreciation (depreciation)	3,936	(52)

Net Increase (Decrease) in Net Assets Resulting from Operations	5,258	3,058

Distributions to Shareholders:

From net investment income and/or net realized capital gains
Administrative Class	(2,829)	(3,277)

Tax basis return of capital
Administrative Class	(426)	0

Total Distributions(a)	(3,255)	(3,277)

Portfolio Share Transactions:

Net increase (decrease) resulting from Portfolio share transactions*	(8,532)	(8,898)

Total Increase (Decrease) in Net Assets	(6,529)	(9,117)

Net Assets:

Beginning of year	84,734	93,851
End of year	$78,205	$84,734

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

10	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Schedule of Investments	PIMCO Global Core Bond (Hedged) Portfolio	December 31, 2025

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 152.7%

ARGENTINA 0.0%

SOVEREIGN ISSUES 0.0%

Argentina Bonar Bonds
0.750% due 07/09/2030 þ		$28	$18
4.125% due 07/09/2035 þ		24	17

Total Argentina (Cost $30)			35

AUSTRALIA 4.4%

CORPORATE BONDS & NOTES 1.1%

Commonwealth Bank of Australia
4.971% due 01/22/2030		$800	832

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.0%

Project Cashmere
4.543% due 12/30/2057 «(b)	AUD	1,200	801

SOVEREIGN ISSUES 2.3%

Australia Government Bonds
1.750% due 06/21/2051		50	17
2.500% due 05/21/2030		100	62

New South Wales Treasury Corp.
1.750% due 03/20/2034		535	277
2.000% due 03/08/2033		200	110
4.750% due 09/20/2035		500	321

Queensland Treasury Corp.
1.750% due 07/20/2034		100	51
5.250% due 07/21/2036		300	197

Treasury Corp. of Victoria
2.000% due 09/17/2035		200	99
2.250% due 09/15/2033		1,000	546
4.250% due 12/20/2032		200	128

			1,808

Total Australia (Cost $3,362)			3,441

BRAZIL 2.1%

SOVEREIGN ISSUES 2.1%

Brazil Letras do Tesouro Nacional
0.000% due 04/01/2026 (d)	BRL	9,300	1,642

Total Brazil (Cost $1,668)			1,642

BULGARIA 0.3%

SOVEREIGN ISSUES 0.3%

Bulgaria Government International Bonds
3.375% due 07/18/2035	EUR	100	116
4.125% due 07/18/2045		100	113

Total Bulgaria (Cost $227)			229

CANADA 4.6%

CORPORATE BONDS & NOTES 1.9%

Air Canada Pass-Through Trust
3.300% due 07/15/2031		$64	61

Bank of Nova Scotia
0.010% due 09/14/2029	EUR	200	213

Canadian Imperial Bank of Commerce
4.876% due 01/14/2030		$600	621

Fairfax Financial Holdings Ltd.
2.750% due 03/29/2028	EUR	100	117

Royal Bank of Canada
4.498% due 08/06/2029 •		$200	202
4.851% due 12/14/2026		200	202
4.969% due 08/02/2030 •		100	103

			1,519

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SOVEREIGN ISSUES 2.7%

Canada Government Bonds
3.000% due 06/01/2034	CAD	1,300	$926

Canada Government Real Return Bonds
1.500% due 12/01/2044 (e)		143	99

Export Development Canada
7.130% due 03/11/2029	INR	13,500	152

Province of Ontario
3.650% due 06/02/2033	CAD	200	147

Province of Quebec
3.600% due 09/01/2033		1,100	801

			2,125

Total Canada (Cost $3,596)			3,644

CAYMAN ISLANDS 3.3%

ASSET-BACKED SECURITIES 2.7%

37 Capital CLO 1 Ltd.
5.185% due 10/15/2034 •		$450	451

522 Funding CLO Ltd.
5.186% due 10/20/2031 •		52	53

Arbor Realty Commercial Real Estate Notes Ltd.
5.434% due 01/15/2037 •		121	122

Bain Capital Credit CLO Ltd.
5.124% due 07/19/2034 •		300	300

BRSP Ltd.
4.996% due 08/19/2038 •		146	146

LoanCore Issuer Ltd.
5.493% due 01/17/2037 •		87	87

Starwood Ltd.
5.049% due 04/18/2038 •		84	84

TCW CLO AMR Ltd.
5.151% due 08/16/2034 •		500	500

Voya CLO Ltd.
5.084% due 07/20/2032 •		346	346

			2,089

CORPORATE BONDS & NOTES 0.3%

Sands China Ltd.
5.400% due 08/08/2028		200	204

SOVEREIGN ISSUES 0.3%

KSA Sukuk Ltd.
5.268% due 10/25/2028		200	206

Total Cayman Islands (Cost $2,486)			2,499

CHINA 4.1%

SOVEREIGN ISSUES 4.1%

China Development Bank
2.630% due 01/08/2034	CNY	7,290	1,093
2.820% due 05/22/2033		7,810	1,184

China Government Bonds
1.650% due 05/15/2035		1,700	239
2.190% due 09/25/2054		4,800	662

Total China (Cost $3,195)			3,178

COLOMBIA 1.1%

SOVEREIGN ISSUES 1.1%

Colombia TES
11.000% due 08/22/2029	COP	906,800	227
11.750% due 01/24/2035		862,700	213
12.750% due 11/28/2040		914,300	237
13.250% due 02/09/2033		791,500	212

Total Colombia (Cost $871)			889

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
DENMARK 0.1%

CORPORATE BONDS & NOTES 0.1%

Jyske Realkredit AS
1.000% due 10/01/2050	DKK	20	$2

Nordea Kredit Realkreditaktieselskab
1.500% due 10/01/2053		802	103
1.500% due 10/01/2052		1	0

Total Denmark (Cost $122)			105

FRANCE 6.1%

CORPORATE BONDS & NOTES 0.7%

BPCE SA
5.876% due 01/14/2031 •		$300	314

Credit Agricole SA
5.862% due 01/09/2036 •		250	264

			578

SOVEREIGN ISSUES 5.4%

French Republic Government Bonds OAT
0.750% due 02/25/2028	EUR	950	1,080
2.750% due 10/25/2027		850	1,008
2.750% due 02/25/2030		1,800	2,121

			4,209

Total France (Cost $4,347)			4,787

INDONESIA 0.2%

SOVEREIGN ISSUES 0.2%

Indonesia Government International Bonds
4.125% due 01/15/2037	EUR	100	118

Total Indonesia (Cost $102)			118

IRELAND 2.6%

ASSET-BACKED SECURITIES 2.6%

Arbour CLO DAC
3.394% due 05/15/2038 •	EUR	450	530

Arbour CLO VI DAC
3.214% due 11/15/2037 •		300	353

Cairn CLO X DAC
2.789% due 10/15/2031 •		124	146

Harvest CLO XXI DAC
2.769% due 07/15/2031 •		126	148

Rockford Tower Europe CLO DAC
3.326% due 08/29/2036 •		300	353

St. Pauls CLO
2.866% due 01/17/2032 •		426	501

Total Ireland (Cost $1,918)			2,031

ISRAEL 1.2%

SOVEREIGN ISSUES 1.2%

Israel Government International Bonds
5.375% due 03/12/2029		$200	206
5.375% due 02/19/2030		400	414
5.500% due 03/12/2034		200	207

State of Israel
3.800% due 05/13/2060		200	136

Total Israel (Cost $1,001)			963

ITALY 3.3%

CORPORATE BONDS & NOTES 0.4%

Banca Monte dei Paschi di Siena SpA
0.875% due 10/08/2027	EUR	100	116

Intesa Sanpaolo SpA
7.200% due 11/28/2033		$200	229

			345

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	11

Schedule of Investments	PIMCO Global Core Bond (Hedged) Portfolio	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SOVEREIGN ISSUES 2.9%

Cassa Depositi e Prestiti SpA
5.750% due 05/05/2026		$200	$201

Italy Buoni Poliennali Del Tesoro
2.100% due 08/26/2027	EUR	1,400	1,643

Republic of Italy Government International Bonds
6.000% due 08/04/2028	GBP	300	420

			2,264

Total Italy (Cost $2,663)			2,609

JAPAN 6.1%

CORPORATE BONDS & NOTES 1.4%

Mitsubishi UFJ Financial Group, Inc.
4.527% due 09/12/2031 •		$200	201

Sumitomo Mitsui Financial Group, Inc.
5.454% due 01/15/2032		400	419
5.520% due 01/13/2028		300	309

Sumitomo Mitsui Trust Bank Ltd.
4.350% due 09/11/2030		200	201

			1,130

SOVEREIGN ISSUES 4.7%

Japan Government CPI-Linked Bonds
0.100% due 03/10/2028 (e)	JPY	135,155	878

Japan Government Five Year Bonds
0.400% due 06/20/2029		10,000	62

Japan Government Forty Year Bonds
2.200% due 03/20/2064		27,000	126

Japan Government Thirty Year Bonds
0.500% due 03/20/2049		66,400	239
0.700% due 12/20/2048		85,000	327
0.700% due 12/20/2050		13,000	46
0.700% due 03/20/2051		13,000	46
0.700% due 06/20/2051		11,000	39
2.200% due 06/20/2054		1,750	9

Japan Government Twenty Year Bonds
0.400% due 06/20/2040		100,000	473
2.000% due 12/20/2044		60,000	333
2.400% due 03/20/2045		45,000	266

Japan Government Two Year Bonds
0.100% due 01/01/2026		130,000	830

			3,674

Total Japan (Cost $6,206)			4,804

JERSEY, CHANNEL ISLANDS 0.6%

ASSET-BACKED SECURITIES 0.6%

Trysail CLO Ltd.
5.123% due 10/20/2033 •		$500	501

Total Jersey, Channel Islands (Cost $500)			501

KUWAIT 0.5%

SOVEREIGN ISSUES 0.5%

Kuwait International Government Bonds
4.016% due 10/09/2028		$200	201
4.652% due 10/09/2035		200	200

Total Kuwait (Cost $400)			401

		SHARES
LUXEMBOURG 1.4%

COMMON STOCKS 0.3%

Drillco Holdings Luxembourg SA «(f)		6,410	145

Foresea Holdings SA «		2,675	60

			205

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CORPORATE BONDS & NOTES 0.6%

FORESEA Holding SA
7.500% due 06/15/2030		$113	$112

Greensaif Pipelines Bidco SARL
6.510% due 02/23/2042		300	328

			440

SOVEREIGN ISSUES 0.5%

Eagle Funding Luxco SARL
5.500% due 08/17/2030		400	408

Total Luxembourg (Cost $904)			1,053

MALAYSIA 1.7%

CORPORATE BONDS & NOTES 0.6%

Petronas Capital Ltd.
2.480% due 01/28/2032		$500	449

SOVEREIGN ISSUES 1.1%

Malaysia Government Bonds
2.632% due 04/15/2031	MYR	400	96
3.519% due 04/20/2028		2,831	706
4.762% due 04/07/2037		200	54

			856

Total Malaysia (Cost $1,242)			1,305

MEXICO 0.2%

SOVEREIGN ISSUES 0.2%

Mexico Government International Bonds
4.490% due 05/25/2032	EUR	100	120

Total Mexico (Cost $109)			120

NEW ZEALAND 0.1%

SOVEREIGN ISSUES 0.1%

New Zealand Government Bonds
1.500% due 05/15/2031	NZD	100	51

Total New Zealand (Cost $69)			51

NORWAY 0.1%

SOVEREIGN ISSUES 0.1%

Kommunalbanken AS
1.900% due 01/19/2027	AUD	100	65

Total Norway (Cost $73)			65

PERU 2.2%

SOVEREIGN ISSUES 2.2%

Peru Government Bonds
6.850% due 08/12/2035	PEN	900	289
7.300% due 08/12/2033		3,700	1,256

Peru Government International Bonds
5.375% due 02/08/2035		$100	102
6.150% due 08/12/2032	PEN	100	32

Total Peru (Cost $1,497)			1,679

POLAND 0.7%

SOVEREIGN ISSUES 0.7%

Republic of Poland Government International Bonds
4.625% due 03/18/2029		$200	205
4.875% due 02/12/2030		100	103
5.125% due 09/18/2034		200	205

Total Poland (Cost $498)			513

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
ROMANIA 1.2%

SOVEREIGN ISSUES 1.2%

Romania Government International Bonds
1.375% due 12/02/2029	EUR	90	$97
2.000% due 04/14/2033		50	48
2.125% due 03/07/2028		100	116
2.875% due 04/13/2042		100	78
5.000% due 09/27/2026		220	263
5.250% due 03/10/2030		100	123
5.625% due 05/30/2037		100	115
6.500% due 10/07/2045		90	105

Total Romania (Cost $947)			945

SAUDI ARABIA 1.6%

SOVEREIGN ISSUES 1.6%

Saudi Government International Bonds
3.250% due 10/22/2030		$200	191
3.375% due 03/05/2032	EUR	200	236
3.750% due 03/05/2037		100	116
4.750% due 01/18/2028		$200	203
4.750% due 01/16/2030		200	204
5.375% due 01/13/2031		300	315

Total Saudi Arabia (Cost $1,202)			1,265

SERBIA 0.1%

SOVEREIGN ISSUES 0.1%

Serbia International Bonds
1.000% due 09/23/2028	EUR	100	110

Total Serbia (Cost $117)			110

SOUTH AFRICA 2.0%

SOVEREIGN ISSUES 2.0%

Republic of South Africa Government Bonds
6.250% due 03/31/2036	ZAR	700	36
8.000% due 01/31/2030		4,300	266
8.750% due 02/28/2048		1,100	64
8.875% due 02/28/2035		17,600	1,109
10.500% due 12/21/2026		1,000	62

Total South Africa (Cost $1,350)			1,537

SOUTH KOREA 1.4%

SOVEREIGN ISSUES 1.4%

Korea Treasury Bonds
1.375% due 06/10/2030	KRW	111,630	71
2.375% due 12/10/2028		326,550	223
2.625% due 06/10/2028		1,130,790	778

Total South Korea (Cost $1,183)			1,072

SPAIN 3.5%

SOVEREIGN ISSUES 3.5%

Spain Government Bonds
0.000% due 01/31/2028	EUR	650	731
2.400% due 05/31/2028		450	531
3.150% due 04/30/2035		270	315
3.200% due 10/31/2035		200	233
3.450% due 10/31/2034		740	887

Total Spain (Cost $2,535)			2,697

SUPRANATIONAL 0.7%

SOVEREIGN ISSUES 0.7%

European Union
3.750% due 10/12/2045	EUR	500	580

Total Supranational (Cost $583)			580

12	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

December 31, 2025

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SWITZERLAND 0.9%

CORPORATE BONDS & NOTES 0.9%

UBS Group AG
4.194% due 04/01/2031 •		$250	$248
4.282% due 01/09/2028		250	250
5.699% due 02/08/2035 •		200	210

Total Switzerland (Cost $718)			708

THAILAND 0.7%

SOVEREIGN ISSUES 0.7%

Thailand Government Bonds
2.410% due 03/17/2035	THB	2,400	81
2.500% due 11/17/2029		12,780	425
3.775% due 06/25/2032		1,550	57

Total Thailand (Cost $499)			563

UNITED ARAB EMIRATES 0.6%

CORPORATE BONDS & NOTES 0.6%

Abu Dhabi Developmental Holding Co. PJSC
4.375% due 10/02/2031		$300	299
5.375% due 05/08/2029		200	207

Total United Arab Emirates (Cost $498)			506

UNITED KINGDOM 7.6%

CORPORATE BONDS & NOTES 3.2%

Barclays PLC
4.972% due 05/16/2029 •		$400	407

HSBC Holdings PLC
4.856% due 05/23/2033 •	EUR	400	504

Nationwide Building Society
2.972% due 02/16/2028 •		$300	297

NatWest Group PLC
5.516% due 09/30/2028 •		300	308
5.778% due 03/01/2035 •		300	317

Santander U.K. Group Holdings PLC
6.534% due 01/10/2029 •		200	209

Standard Chartered PLC
2.608% due 01/12/2028 •		200	197

Vmed O2 U.K. Financing I PLC
5.625% due 04/15/2032	EUR	200	237

			2,476

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.4%

Alba PLC
4.144% due 11/25/2042 •	GBP	50	67

Eurosail-U.K. PLC
4.851% (BP0003M + 0.950%) due 06/13/2045 ~		91	123

RMAC Securities No. 1 PLC
4.079% due 06/12/2044 •		113	149

			339

SOVEREIGN ISSUES 4.0%

U.K. Gilts
0.625% due 10/22/2050		400	199
1.250% due 07/31/2051		500	300
1.500% due 07/31/2053		100	62
1.750% due 01/22/2049		100	73
4.375% due 03/07/2030		1,800	2,468

			3,102

Total United Kingdom (Cost $6,454)			5,917

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
UNITED STATES 83.7%

ASSET-BACKED SECURITIES 3.3%

Argent Securities Trust
4.146% due 07/25/2036 •	$307	$83
4.166% due 05/25/2036 •	536	129

Avis Budget Rental Car Funding AESOP LLC
1.660% due 02/20/2028	300	293

C-BASS Mortgage Loan Trust
3.267% due 03/25/2037 þ	200	73

Countrywide Asset-Backed Certificates Trust
4.126% due 07/25/2037 •	30	28
4.366% due 07/25/2036 ~	2	2
5.721% due 07/25/2035 •	573	572

First Franklin Mortgage Loan Trust
4.017% due 07/25/2034 •	4	4

GSAA Home Equity Trust
4.746% due 08/25/2037 •	1	1

Home Equity Mortgage Loan Asset-Backed Trust
4.086% due 04/25/2037 •	181	124

MASTR Asset-Backed Securities Trust
4.266% due 05/25/2037 •	75	73

Morgan Stanley ABS Capital I, Inc. Trust
4.076% due 10/25/2036 •	417	219

Morgan Stanley Mortgage Loan Trust
6.000% due 02/25/2037 ~	8	7

New Century Home Equity Loan Trust
7.000% due 06/20/2031 ~	215	199

Nomura Home Equity Loan, Inc. Home Equity Loan Trust
4.476% due 02/25/2036 •	229	210

Option One Mortgage Loan Trust
3.986% due 03/25/2037 •	34	31

Renaissance Home Equity Loan Trust
5.294% due 01/25/2037 þ	363	110

SMB Private Education Loan Trust
1.290% due 07/15/2053	42	40
4.965% due 07/15/2053 •	21	21
5.434% due 02/16/2055 •	145	147

Structured Asset Investment Loan Trust
5.571% due 10/25/2034 •	232	233

Terwin Mortgage Trust
4.786% due 11/25/2033 •	3	3

		2,602

CORPORATE BONDS & NOTES 6.9%

Athene Global Funding
4.938% (SOFRINDX + 1.210%) due 03/25/2027 ~	200	201

Bank of America Corp.
5.162% due 01/24/2031 •	300	310
5.288% due 04/25/2034 •	100	103

Beignet Investor LLC
6.581% due 05/30/2049	740	783

Boeing Co.
6.388% due 05/01/2031	100	109

Bristol-Myers Squibb Co.
5.100% due 02/22/2031	100	104

Credit Suisse AG AT1 Claim	300	89

GA Global Funding Trust
2.250% due 01/06/2027	150	147
5.400% due 01/13/2030	200	205

Goldman Sachs Group, Inc.
4.692% due 10/23/2030 •	100	101
5.330% due 07/23/2035 •	200	206
5.536% due 01/28/2036 •	500	519
5.851% due 04/25/2035 •	200	213

JPMorgan Chase & Co.
2.580% due 04/22/2032 •	100	91
5.502% due 01/24/2036 •	200	209

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Morgan Stanley
2.590% (EUR003M + 0.600%) due 05/04/2029 ~	EUR	200	$235
3.955% due 03/21/2035 •		100	119
4.654% due 10/18/2030 •		$300	304
5.587% due 01/18/2036 •		200	209

Nissan Motor Acceptance Co. LLC
1.850% due 09/16/2026		300	294

Pacific Gas & Electric Co.
4.200% due 03/01/2029		100	99

PacifiCorp
5.300% due 02/15/2031		100	103

Philip Morris International, Inc.
5.125% due 02/13/2031		100	104

Wells Fargo & Co.
4.808% due 07/25/2028 •		200	202
5.211% due 12/03/2035 •		300	307

			5,366

MUNICIPAL BONDS & NOTES 0.3%

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021
2.746% due 06/01/2034		135	120

Texas Natural Gas Securitization Finance Corp. Revenue Bonds, Series 2023
5.169% due 04/01/2041		100	102

			222

NON-AGENCY MORTGAGE-BACKED SECURITIES 9.0%

Angel Oak Mortgage Trust
5.985% due 01/25/2069 þ		354	357

Arbor Multifamily Mortgage Securities Trust
2.756% due 05/15/2053		200	188

Banc of America Funding Trust
4.268% due 04/20/2047 •		41	35
6.000% due 07/25/2037		46	40

BCAP LLC Trust
4.266% due 05/25/2047 •		55	54

BWAY Mortgage Trust
5.115% due 09/15/2036 •		400	391

Chase Mortgage Finance Trust
4.789% due 03/25/2037 ~		23	22
4.927% due 07/25/2037 ~		4	3

CHL Mortgage Pass-Through Trust
6.250% due 09/25/2036		34	12

Citigroup Mortgage Loan Trust, Inc.
2.500% due 05/25/2051 ~		444	373
4.603% due 04/25/2037 ~		24	22
4.829% due 08/25/2035 ~		255	236

CSMC Trust
2.500% due 07/25/2056 ~		68	57
5.715% due 10/15/2037 •		200	199

Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
3.996% due 02/25/2047 •		134	76

Deutsche Alt-B Securities, Inc. Mortgage Loan Trust
6.445% due 02/25/2036 þ		35	32

GCAT Trust
3.000% due 04/25/2052 ~		315	276
4.250% due 05/25/2067 ~		414	396

GreenPoint MTA Trust
4.306% due 06/25/2045 •		31	25

GS Mortgage-Backed Securities Trust
2.500% due 12/25/2051 ~		73	61
3.000% due 09/25/2052 ~		484	425

JP Morgan Alternative Loan Trust
4.622% due 12/25/2036 ~		3	3

JP Morgan Mortgage Trust
2.500% due 12/25/2051 ~		223	188
3.000% due 01/25/2052 ~		500	437
3.000% due 03/25/2052 ~		468	411
3.000% due 04/25/2052 ~		474	416

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	13

Schedule of Investments	PIMCO Global Core Bond (Hedged) Portfolio	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.000% due 05/25/2052 ~	$708	$622

Merrill Lynch Mortgage Investors Trust
4.312% due 03/25/2036 ~	85	40

Morgan Stanley Mortgage Loan Trust
3.941% due 05/25/2036 ~	58	31
5.124% due 09/25/2035 ~	40	10

New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~	81	79
2.750% due 11/25/2059 ~	59	57

NYO Commercial Mortgage Trust
4.960% due 11/15/2038 •	300	300

OBX Trust
3.000% due 01/25/2052 ~	226	197

PHH Alternative Mortgage Trust
6.000% due 05/25/2037	17	16

PMT Loan Trust
2.500% due 07/25/2051 ~	222	186

RALI Trust
6.000% due 06/25/2036	41	33

RFMSI Trust
6.000% due 06/25/2037	17	13

Structured Asset Securities Corp.
4.126% due 01/25/2036 •	30	25

Towd Point Mortgage Trust
2.710% due 01/25/2060 ~	64	62
2.900% due 10/25/2059 ~	264	255
4.578% due 10/27/2064 ~	399	401

WaMu Mortgage Pass-Through Certificates Trust
4.150% due 09/25/2036 ~	14	12

		7,074

U.S. GOVERNMENT AGENCIES 52.0%

Federal Home Loan Mortgage Corp.
2.500% due 01/01/2052	317	269
3.000% due 02/01/2046	154	141
3.500% due 10/01/2039 - 04/01/2048	151	143
6.000% due 12/01/2053	312	321
6.300% due 09/01/2037 •	72	75
6.500% due 11/01/2053 - 12/01/2053	377	392

Federal Home Loan Mortgage Corp. REMICS
1.733% due 01/15/2038 ~(a)	36	2
4.673% due 01/15/2038 •	36	35
4.814% due 11/25/2054 •	406	407
4.824% due 03/25/2055 •	397	401
5.274% due 03/25/2055 •	357	360

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Federal National Mortgage Association
2.500% due 02/01/2051	$64	$55
3.000% due 10/01/2049	122	109
3.500% due 10/01/2034 - 01/01/2059	214	199
4.000% due 06/01/2050	46	45
4.500% due 12/01/2033	27	27
6.500% due 10/01/2053 - 12/01/2053	647	673

Federal National Mortgage Association REMICS
4.389% due 06/25/2036 •	2	2

Government National Mortgage Association
3.000% due 04/20/2052 - 12/20/2052	1,599	1,440

Government National Mortgage Association REMICS
4.894% due 09/20/2066 •	77	77
7.058% due 09/20/2066 ~	66	67

Government National Mortgage Association, TBA
2.500% due 02/01/2056	900	776
3.000% due 01/01/2056	1,200	1,079
3.500% due 02/01/2056	3,300	3,003
6.500% due 02/01/2056	2,400	2,479

Uniform Mortgage-Backed Security, TBA
2.500% due 01/01/2056	600	507
4.000% due 02/01/2056	300	284
4.500% due 02/01/2056	200	195
5.000% due 02/01/2056	10,500	10,462
5.500% due 02/01/2056	2,100	2,128
6.000% due 02/01/2056	4,800	4,926
6.500% due 02/01/2056	9,200	9,564

		40,643

U.S. TREASURY OBLIGATIONS 12.2%

U.S. Treasury Bonds
1.625% due 11/15/2050	50	26
1.875% due 02/15/2041 (h)	1,700	1,188
2.250% due 08/15/2049	250	157
2.375% due 11/15/2049 (h)	525	337
3.000% due 02/15/2048	300	223
3.000% due 08/15/2048	325	241
3.000% due 02/15/2049	250	184
3.375% due 11/15/2048 (h)	430	340
4.125% due 08/15/2044 (h)	750	689
4.500% due 11/15/2054 (h)	2,300	2,170
4.625% due 02/15/2055 (h)	1,200	1,156
4.875% due 08/15/2045	38	39

U.S. Treasury Inflation Protected Securities (e)
0.500% due 01/15/2028 (h)	1,980	1,946
1.125% due 01/15/2033 (h)	601	577

U.S. Treasury Notes
3.500% due 02/15/2033 (k)	100	97

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.000% due 02/15/2034 (k)		$100	$100
4.250% due 08/15/2035 (k)		100	101

			9,571

Total United States (Cost $67,190)			65,478

SHORT-TERM INSTRUMENTS 1.7%

REPURCHASE AGREEMENTS (g) 0.6%
			501

NIGERIA TREASURY BILLS 0.3%
31.947% due 06/11/2026 - 06/29/2026 (c)(d)	NGN	340,760	214

SOUTH AFRICA TREASURY BILLS 0.8%
7.387% due 04/22/2026 - 08/05/2026 (c)(d)	ZAR	10,960	642

Total Short-Term Instruments (Cost $1,310)			1,357

Total Investments in Securities (Cost $121,672)			119,397

		SHARES
INVESTMENTS IN AFFILIATES 0.3%

SHORT-TERM INSTRUMENTS 0.3%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.3%

PIMCO Short-Term Floating NAV Portfolio III		27,292	266

Total Short-Term Instruments (Cost $266)			266

Total Investments in Affiliates (Cost $266)			266

Total Investments 153.0% (Cost $121,938)			$119,663

Financial Derivative Instruments (i)(j) (0.6)% (Cost or Premiums, net $349)			(443)

Other Assets and Liabilities, net (52.4)%			(41,015)

Net Assets 100.0%			$78,205

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only (“IO”) or IO Strip.
(b)	When-issued security.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Zero coupon security.
(e)	Principal amount of security is adjusted for inflation.

(f) RESTRICTED SECURITIES:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Drillco Holdings Luxembourg SA	06/08/2023	$128	$145	0.19%

14	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

December 31, 2025

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(g) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date		Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BRC	1.980%	07/10/2025	TBD	(2)	EUR 170	France Government International Bonds 3.000% due 06/25/2049	$(194)	$201	$202
MYI	1.960	07/11/2025	TBD	(2)	256	France Government International Bonds 3.000% due 06/25/2049	(290)	300	303

Total Repurchase Agreements							$(484)	$501	$505

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(3)	Settlement Date	Maturity Date	Amount Borrowed(3)	Payable for Reverse Repurchase Agreements
BSN	3.810%	01/02/2026	01/16/2026	$(7,320)	$(7,320)
	3.930	12/18/2025	01/02/2026	(6,711)	(6,722)
DEU	3.920	12/19/2025	01/02/2026	(197)	(198)
JPS	4.010	12/30/2025	01/06/2026	(989)	(989)

Total Reverse Repurchase Agreements					$(15,229)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
France (0.6)%
Sovereign Issues (0.6)%
French Republic Government Bonds OAT	3.000%	06/25/2049	EUR 500	$(499)	$(486)

Total France				(499)	(486)

United States (9.2)%
U.S. Government Agencies (9.2)%
Government National Mortgage Association, TBA	3.000	02/01/2056	$ 400	(360)	(359)
Uniform Mortgage-Backed Security, TBA	2.000	01/01/2041	1,900	(1,753)	(1,759)
Uniform Mortgage-Backed Security, TBA	2.000	01/01/2056	5,500	(4,464)	(4,447)
Uniform Mortgage-Backed Security, TBA	3.000	02/01/2056	200	(177)	(177)
Uniform Mortgage-Backed Security, TBA	3.500	02/01/2056	500	(462)	(461)

Total United States				(7,216)	(7,203)

Total Short Sales (9.8)%				$(7,715)	$(7,689)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of December 31, 2025:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Payable for Short Sales	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(4)
Global/Master Repurchase Agreement
BRC	$202	$0	$0	$0	$202	$(194)	$8
BSN	0	(14,042)	0	0	(14,042)	6,670	(7,372)
DEU	0	(198)	0	0	(198)	193	(5)
JPS	0	(989)	0	0	(989)	963	(26)
MYI	303	0	0	0	303	(290)	13

Master Securities Forward Transaction Agreement
BPS	0	0	0	(486)	(486)	0	(486)

Total Borrowings and Other Financing Transactions	$505	$(15,229)	$0	$(486)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	15

Schedule of Investments	PIMCO Global Core Bond (Hedged) Portfolio	(Cont.)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
U.S. Treasury Obligations	$0	$(7,909)	$0	$0	$(7,909)

Total Borrowings	$0	$(7,909)	$0	$0	$(7,909)

Payable for reverse repurchase agreements(5)					$(7,909)

(h)	Securities with an aggregate market value of $7,826 have been pledged as collateral under the terms of the above master agreements as of December 31, 2025.
(1)	Includes accrued interest.
(2)	Open maturity repurchase agreement.
(3)

The average amount of borrowings outstanding during the period ended December 31, 2025 was $6,757 at a weighted average interest rate of 4.345%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(5)	Unsettled reverse repurchase agreements liability of $(7,320) is outstanding at period end.

(i) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

WRITTEN OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOE U.S. Treasury 10-Year Note February Futures	$111.500	01/23/2026	3	$3	$0	$(1)
Call - CBOE U.S. Treasury 10-Year Note February Futures	113.500	01/23/2026	3	3	(1)	0

Total Written Options					$(1)	$(1)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Australia Government 3-Year Bond March Futures	03/2026	4	$280	$0	$0	$0
Canada Government 10-Year Bond March Futures	03/2026	16	1,409	(13)	0	(3)
Euro-BTP Future March Futures	03/2026	37	5,226	(11)	0	(16)
Long Guilt March Futures	03/2026	27	3,325	23	6	(2)
U.S. Treasury 5-Year Note March Futures	03/2026	74	8,089	(1)	0	(9)
U.S. Treasury 10-Year Note March Futures	03/2026	25	2,811	(5)	0	(5)
U.S. Ultra Treasury 10-Year Note March Futures	03/2026	58	6,671	(21)	0	(11)

				$(28)	$6	$(46)

SHORT FUTURES CONTRACTS
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Australia Government 10-Year Bond March Futures	03/2026	62	$(4,530)	$(8)	$0	$(5)
Euro-Bobl March Futures	03/2026	24	(3,276)	25	2	0
Euro-Bund March Futures	03/2026	10	(1,499)	21	3	0
Euro-Oat March Futures	03/2026	30	(4,252)	16	10	0
Euro-Schatz March Futures	03/2026	60	(7,530)	10	1	0
Japan Government 10-Year Bond March Futures	03/2026	11	(9,298)	63	20	0
U.S. Treasury 2-Year Note March Futures	03/2026	5	(1,044)	(1)	0	0
U.S. Treasury Ultra Long-Term Bond March Futures	03/2026	13	(1,534)	24	5	0

				$150	$41	$(5)

Total Futures Contracts				$122	$47	$(51)

16	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

December 31, 2025

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - BUY PROTECTION(1)

Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
								Asset	Liability
CDX.IG-45 10-Year Index	(1.000)%	Quarterly	12/20/2035	$ 1,650	$(12)	$(2)	$(14)	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
								Asset	Liability
CDX.IG-45 5-Year Index	1.000%	Quarterly	12/20/2030	$4,760	$104	$5	$109	$0	$0

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day GBP-SONIO Compounded-OIS	3.000%	Annual	06/17/2027	GBP	2,600	$(6)	$(39)	$(45)	$0	$0
Receive	1-Day GBP-SONIO Compounded-OIS	3.500	Annual	09/17/2027		2,300	15	(11)	4	0	0
Pay(5)	1-Day GBP-SONIO Compounded-OIS	4.000	Annual	03/17/2028		4,600	14	49	63	1	0
Pay(5)	1-Day GBP-SONIO Compounded-OIS	3.500	Annual	03/18/2028		600	(2)	3	1	0	0
Pay(5)	1-Day GBP-SONIO Compounded-OIS	3.750	Annual	03/18/2031		3,400	0	18	18	4	0
Receive(5)	1-Day GBP-SONIO Compounded-OIS	4.000	Annual	03/18/2036		1,800	(4)	7	3	0	(3)
Receive	1-Day GBP-SONIO Compounded-OIS	4.500	Annual	09/17/2055		180	9	(11)	(2)	0	0
Receive(5)	1-Day GBP-SONIO Compounded-OIS	4.500	Annual	03/18/2056		300	5	(7)	(2)	0	(1)
Receive(5)	1-Day INR-MIBOR Compounded-OIS	5.750	Semi-Annual	03/18/2031	INR	13,110	0	1	1	0	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.750	Annual	03/19/2027	JPY	130,000	0	0	0	0	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.750	Annual	03/19/2030		270,000	(14)	(31)	(45)	0	(2)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.250	Annual	12/17/2030		100,000	(1)	(7)	(8)	0	(1)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	5.890	Semi-Annual	03/17/2031		180,000	(17)	(76)	(93)	0	(2)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.050	Annual	12/15/2031		136,880	(33)	(43)	(76)	0	(2)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	03/19/2032		280,000	(9)	(47)	(56)	0	(3)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	09/18/2034		450,000	(8)	(170)	(178)	0	(6)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	03/19/2035		180,000	(19)	(56)	(75)	0	(2)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.250	Annual	09/17/2035		341,000	(17)	(96)	(113)	0	(5)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.400	Semi-Annual	06/19/2039		120,000	(41)	204	163	2	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	06/19/2044		150,000	(72)	(138)	(210)	0	(2)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	1.500	Annual	09/18/2054		40,000	3	65	68	1	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	1.500	Annual	12/18/2054		10,000	2	15	17	0	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	2.250	Annual	09/17/2055		20,000	4	11	15	1	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	2.500	Annual	12/17/2055		20,000	4	5	9	1	0
Receive(5)	1-Day SGD-SIBCSORA Compounded-OIS	1.250	Semi-Annual	03/18/2027	SGD	4,200	5	0	5	0	(1)
Receive(5)	1-Day SGD-SIBCSORA Compounded-OIS	1.500	Semi-Annual	03/18/2031		2,960	41	9	50	0	(7)
Receive	1-Day USD-SOFR Compounded-OIS	4.020	Annual	05/15/2026		$700	0	0	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.905	Annual	08/15/2026		900	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	2.965	Annual	11/30/2026		5,300	2	26	28	1	0
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Annual	12/15/2026		1,100	4	23	27	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2026		7,700	50	(28)	22	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	03/19/2027		5,840	116	(28)	88	2	0
Pay	1-Day USD-SOFR Compounded-OIS	3.460	Annual	06/30/2027		1,000	0	(1)	(1)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2027		7,700	46	0	46	0	(3)
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.325	Annual	12/15/2027		3,210	(6)	2	(4)	2	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.500	Annual	03/18/2028		650	(3)	0	(3)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.662	Annual	05/31/2028		100	0	0	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.691	Annual	05/31/2028		100	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.694	Annual	05/31/2028		100	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.851	Annual	02/28/2029		800	0	(9)	(9)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.862	Annual	02/28/2029		900	0	(10)	(10)	1	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.290	Annual	05/31/2030		2,278	1	9	10	3	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.375	Annual	05/31/2030		3,280	3	0	3	5	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2030		400	6	(1)	5	0	(1)
Pay(5)	1-Day USD-SOFR Compounded-OIS	3.500	Annual	03/18/2031		180	1	(1)	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.836	Annual	05/15/2034		400	0	(3)	(3)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.847	Annual	05/15/2034		200	0	(2)	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.860	Annual	05/15/2034		300	0	(3)	(3)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	4.080	Annual	06/05/2034		400	(2)	(9)	(11)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.532	Annual	08/20/2034		300	(1)	6	5	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.558	Annual	08/21/2034		300	(1)	5	4	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.599	Annual	08/28/2034		300	(1)	4	3	1	0

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	17

Schedule of Investments	PIMCO Global Core Bond (Hedged) Portfolio	(Cont.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	1-Day USD-SOFR Compounded-OIS	3.643%	Annual	08/28/2034		$300	$(1)	$3	$2	$1	$0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034		200	2	(2)	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	03/19/2035		2,260	143	(37)	106	5	0
Receive	1-Day USD-SOFR Compounded-OIS	3.975	Annual	03/21/2035		100	0	(2)	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.930	Annual	03/24/2035		200	(1)	(1)	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.884	Annual	03/25/2035		200	(1)	(1)	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2035		400	18	0	18	1	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.640	Annual	08/15/2035		500	1	4	5	1	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.700	Annual	08/15/2035		500	0	3	3	1	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.715	Annual	08/15/2035		751	2	1	3	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2035		1,000	(20)	23	3	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2035		4,520	(30)	46	16	11	0
Pay(5)	1-Day USD-SOFR Compounded-OIS	4.000	Annual	03/18/2036		320	6	(1)	5	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.700	Annual	02/20/2049		100	1	7	8	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.955	Annual	11/15/2054		100	0	4	4	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.959	Annual	11/15/2054		200	0	7	7	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.964	Annual	11/15/2054		100	0	3	3	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.998	Annual	11/15/2054		200	0	6	6	1	0
Receive	1-Day USD-SOFR Compounded-OIS	4.130	Annual	11/15/2054		100	0	1	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.765	Annual	02/15/2055		100	0	7	7	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.804	Annual	02/15/2055		200	0	13	13	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.806	Annual	02/15/2055		100	0	7	7	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.861	Annual	02/15/2055		100	0	6	6	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.866	Annual	02/15/2055		200	0	11	11	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	03/19/2055		290	36	12	48	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.930	Annual	06/25/2055		148	1	5	6	1	0
Receive	1-Day USD-SOFR Compounded-OIS	4.065	Annual	06/26/2055		142	(2)	5	3	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.960	Annual	06/27/2055		180	0	7	7	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	09/17/2055		200	19	4	23	1	0
Receive	1-Day USD-SOFR Compounded-OIS	4.005	Annual	09/29/2055		84	(1)	3	2	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2055		500	24	11	35	2	0
Pay(5)	1-Day USD-SOFR Compounded-OIS	4.000	Annual	03/18/2056		10	0	0	0	0	0
Pay	3-Month CHF-SRFXON3 Compounded-OIS	0.294	Annual	02/10/2027	CHF	300	(1)	3	2	0	0
Pay	3-Month CHF-SRFXON3 Compounded-OIS	0.283	Annual	02/14/2027		300	0	2	2	0	0
Pay(5)	3-Month KRW-KORIBOR	2.750	Quarterly	03/18/2036	KRW	958,460	7	(37)	(30)	0	0
Receive(5)	3-Month NZD-BBR	2.500	Semi-Annual	03/12/2028	NZD	1,500	1	8	9	0	(1)
Receive(5)	3-Month NZD-BBR	3.500	Semi-Annual	03/18/2031		3,600	(26)	39	13	0	(9)
Receive(5)	3-Month PLN-WIBOR	4.723	Annual	12/01/2035	PLN	800	0	0	0	0	0
Pay	3-Month SEK-STIBOR	2.474	Annual	02/03/2030	SEK	2,100	0	4	4	0	0
Pay	6-Month AUD-BBR-BBSW	1.750	Semi-Annual	03/16/2027	AUD	500	(1)	(10)	(11)	0	0
Pay(5)	6-Month AUD-BBR-BBSW	3.500	Semi-Annual	03/18/2031		10,300	(93)	(219)	(312)	0	(6)
Pay	6-Month AUD-BBR-BBSW	4.250	Semi-Annual	03/19/2035		600	0	(14)	(14)	0	(1)
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	03/19/2035		900	6	(16)	(10)	0	(1)
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	06/18/2035		200	1	(4)	(3)	0	0
Pay	6-Month AUD-BBR-BBSW	4.250	Semi-Annual	09/17/2035		900	5	(28)	(23)	0	(1)
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/17/2035		500	8	(14)	(6)	0	(1)
Pay(5)	6-Month AUD-BBR-BBSW	4.250	Semi-Annual	03/18/2036		1,600	1	(49)	(48)	0	(2)
Pay	6-Month CZK-PRIBOR	1.913	Annual	01/30/2029	CZK	1,600	6	(10)	(4)	0	0
Pay(5)	6-Month CZK-PRIBOR	4.523	Annual	12/01/2035		4,400	0	0	0	0	0
Pay	6-Month EUR-EURIBOR	3.000	Annual	03/19/2027	EUR	1,080	13	22	35	0	0
Pay(5)	6-Month EUR-EURIBOR	2.000	Annual	03/18/2028		2,600	(11)	(7)	(18)	0	0
Pay	6-Month EUR-EURIBOR	1.795	Annual	10/11/2029		100	0	(2)	(2)	0	0
Pay	6-Month EUR-EURIBOR	1.923	Annual	10/11/2029		900	0	(11)	(11)	0	(1)
Pay(5)	6-Month EUR-EURIBOR	2.500	Annual	03/18/2031		6,920	31	(74)	(43)	0	(5)
Pay(5)	6-Month EUR-EURIBOR	2.750	Annual	03/18/2036		4,290	(8)	(83)	(91)	0	(6)
Pay	6-Month EUR-EURIBOR	0.451	Annual	05/27/2050		150	(11)	(74)	(85)	0	0
Receive	6-Month EUR-EURIBOR	0.064	Annual	11/17/2052		100	0	69	69	0	0
Receive(5)	6-Month EUR-EURIBOR	2.213	Annual	03/12/2055		1,800	41	158	199	3	0
Receive(5)	6-Month EUR-EURIBOR	3.000	Annual	03/18/2056		150	5	4	9	1	0
Pay	CAONREPO	3.500	Annual	03/19/2026	CAD	2,700	0	18	18	0	0
Pay	CAONREPO	3.925	Annual	06/19/2026		200	0	2	2	0	0
Pay	CAONREPO	1.500	Semi-Annual	06/17/2030		1,000	(86)	48	(38)	0	(1)
Receive	CAONREPO	3.250	Semi-Annual	03/15/2033		400	6	(12)	(6)	0	0
Receive	CAONREPO	2.850	Semi-Annual	06/01/2033		100	1	0	1	0	0
Receive	CAONREPO	3.000	Semi-Annual	06/01/2033		100	0	0	0	0	0
Receive	CAONREPO	3.180	Semi-Annual	06/01/2033		800	(1)	(7)	(8)	1	0
Receive	CAONREPO	3.300	Semi-Annual	06/01/2033		100	1	(3)	(2)	0	0
Receive	CAONREPO	3.400	Semi-Annual	06/01/2033		400	0	(8)	(8)	0	0
Receive	CAONREPO	2.880	Semi-Annual	09/01/2033		100	0	1	1	0	0
Receive	CAONREPO	3.500	Semi-Annual	09/01/2033		200	2	(7)	(5)	0	0
Receive	CAONREPO	3.000	Semi-Annual	06/01/2034		300	0	1	1	0	0

18	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

December 31, 2025

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	CAONREPO	3.250%	Semi-Annual	12/18/2034	CAD	200	$(5)	$3	$(2)	$0	$0

							$163	$(520)	$(357)	$71	$(79)

Total Swap Agreements							$255	$(517)	$(262)	$71	$(79)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of December 31, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value		Variation Margin Liability			Total
	Purchased Options	Futures	Swap Agreements		Written Options		Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$47	$71	$118		$(1)	$ (51)		$(79)	$(131)

Cash of $1,830 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2025. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

(j) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	01/2026		$372	JPY	57,850	$0	$(3)
	01/2026		22	NZD	39	1	0

BOA	01/2026	COP	165,398		$43	0	0
	01/2026	PLN	74		20	0	0
	01/2026	THB	325		10	0	0
	01/2026	TWD	1,032		34	1	0
	01/2026		$30	CNY	208	0	0
	01/2026		48	EUR	41	0	0
	01/2026		84	KRW	123,617	1	0
	01/2026		44	PLN	162	1	0
	01/2026		23	TRY	1,021	1	0
	01/2026		4	TWD	135	0	0
	02/2026	ILS	80		$25	0	0
	02/2026	KRW	64,938		45	0	0
	03/2026	COP	234,748		61	1	0
	03/2026	CZK	244	EUR	10	0	0
	03/2026	EUR	30	CZK	736	0	0
	03/2026	KZT	1,047		$2	0	0
	03/2026	PEN	959		285	0	0
	03/2026		$116	CNY	818	1	0
	04/2026	ZAR	916		$52	0	(3)

BPS	01/2026	AUD	1,061		690	0	(18)
	01/2026	CNH	7,187		1,020	0	(11)
	01/2026	EUR	488		573	0	(1)
	01/2026	ILS	171		53	0	(1)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	19

Schedule of Investments	PIMCO Global Core Bond (Hedged) Portfolio	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	01/2026	INR	1,803		$20	$0	$0
	01/2026	JPY	6,800		44	1	0
	01/2026	PLN	88		24	0	0
	01/2026	TWD	3,651		120	4	0
	01/2026		$78	CNH	547	0	0
	01/2026		61	CNY	432	1	0
	01/2026		10	INR	903	0	0
	01/2026		70	PLN	253	1	0
	01/2026		142	TWD	4,472	0	0
	01/2026		45	ZAR	759	0	0
	01/2026	ZAR	759		$45	0	0
	02/2026	COP	169,303		44	0	0
	02/2026	EUR	11	RON	54	0	0
	02/2026		$66	CNY	467	1	0
	02/2026		21	INR	1,868	0	0
	02/2026		43	TWD	1,364	0	0
	03/2026	CZK	491	EUR	20	0	0
	03/2026		927		$45	0	(1)
	03/2026	TWD	751		24	0	0
	03/2026		$34	CNY	241	0	0
	04/2026	BRL	1,400		$245	0	(5)
	04/2026		$26	CNY	183	0	0

BRC	01/2026	DKK	768		$119	0	(2)
	01/2026	EUR	59	RON	302	1	0
	01/2026	ILS	32		$10	0	0
	01/2026	KRW	64,721		44	0	(1)
	01/2026	MYR	3,142		765	0	(10)
	01/2026	NZD	146		85	0	0
	01/2026		$262	NZD	453	0	(1)
	01/2026		11	TRY	501	0	0
	01/2026	ZAR	2,729		$158	0	(7)
	02/2026	ILS	26		8	0	0
	02/2026		$512	TRY	23,251	14	0
	03/2026		36		1,666	0	0
	04/2026	ZAR	934		$53	0	(3)
	07/2026		1,384		78	0	(4)
	12/2026		477		27	0	(1)

BSH	01/2026	GBP	1,308		1,730	0	(34)
	01/2026	JPY	101,044		649	4	0
	01/2026	PEN	216		62	0	(2)
	01/2026		$40	NZD	71	1	0
	04/2026	BRL	2,700		$475	0	(8)

CBK	01/2026	AUD	437		291	0	(1)
	01/2026	CNH	248		35	0	(1)
	01/2026	COP	593,031		156	1	0
	01/2026	EUR	165		192	0	(2)
	01/2026	JPY	10,000		74	10	0
	01/2026	NZD	34		20	0	0
	01/2026	PEN	768		227	0	(1)
	01/2026	SGD	55		43	0	0
	01/2026	TWD	5,367		177	6	0
	01/2026		$86	AUD	128	0	(1)
	01/2026		45	CNH	315	0	0
	01/2026		87	CNY	612	1	0
	01/2026		28	COP	106,697	0	0
	01/2026		91	EUR	78	1	0
	01/2026		208	INR	18,605	0	(2)
	01/2026		10	PLN	36	0	0
	01/2026		109	SGD	141	0	0
	01/2026		45	TWD	1,410	0	0
	01/2026	ZAR	667		$39	0	(2)
	02/2026	COP	121,797		32	0	0
	02/2026	ILS	64		20	0	0
	02/2026	PEN	1,882		548	0	(11)
	02/2026		$161	CNY	1,136	1	0
	02/2026		1	TWD	40	0	0
	03/2026	COP	200,830		$53	1	0
	03/2026	HKD	2,054		265	1	0
	03/2026	PEN	1,186		338	0	(14)
	03/2026	TWD	816		26	0	0

20	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

December 31, 2025

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	03/2026		$367	CNY	2,583	$3	$0
	04/2026	COP	49,542		$13	0	0
	07/2026	PEN	453		131	0	(3)

DUB	01/2026	EUR	42	RON	218	0	0
	01/2026	ILS	44		$14	0	0
	01/2026	KRW	630,111		430	0	(7)
	01/2026	NZD	35		20	0	0
	01/2026		$7	EGP	356	0	0
	01/2026		26	ILS	84	0	0
	01/2026		55	INR	4,922	0	(1)
	01/2026		49	KRW	71,822	1	0
	01/2026		45	ZAR	758	1	0
	01/2026	ZAR	4,863		$279	0	(14)
	02/2026	EUR	33	RON	171	0	0
	02/2026	ILS	84		$26	0	0
	02/2026		$2	TWD	55	0	0
	03/2026	KZT	672		$1	0	0
	03/2026	PEN	189		56	0	0
	03/2026		$33	CNY	229	0	0
	03/2026		68	CZK	1,390	0	0
	03/2026		44	KZT	23,747	2	0
	04/2026		11	EGP	540	0	0
	06/2026	KZT	13,328		$25	0	0
	07/2026	ZAR	1,016		57	0	(3)
	12/2026		636		36	0	(1)

FAR	01/2026	AUD	2,162		1,404	0	(39)
	01/2026	CHF	8		10	0	0
	01/2026	CNH	3,583		509	0	(5)
	01/2026	GBP	1,931		2,536	0	(67)
	01/2026		$14	ILS	45	0	0
	01/2026		453	MXN	8,396	13	0
	01/2026		47	NZD	83	1	0
	01/2026		78	PLN	285	2	0
	01/2026	ZAR	3,372		$196	0	(7)
	02/2026	ILS	45		14	0	0

GLM	01/2026	CNH	234		33	0	0
	01/2026	EUR	93	RON	479	1	0
	01/2026	JPY	40,000		$297	42	0
	01/2026	MYR	303		74	0	(1)
	01/2026		$37	CHF	30	1	0
	01/2026		40	CNH	282	0	0
	01/2026		51	PLN	186	1	0
	01/2026		141	SGD	183	1	0
	01/2026		13	THB	414	0	0
	01/2026	ZAR	3,586		$208	0	(8)
	02/2026	COP	19		0	0	0
	02/2026		$0	CNY	1	0	0
	02/2026		64	MXN	1,192	2	0
	03/2026	BRL	22		$4	0	0
	03/2026	COP	39		0	0	0
	03/2026		$724	BRL	4,009	0	(2)
	03/2026		6	CNY	42	0	0
	04/2026	BRL	5,200		$917	3	(15)
	04/2026	MXN	115		6	0	0
	08/2026	ZAR	4,490		252	0	(15)

JPM	01/2026	CNH	14,913		2,118	0	(22)
	01/2026	ILS	238		73	0	(2)
	01/2026	INR	1,768		20	0	0
	01/2026	PLN	146		40	0	(1)
	01/2026		$50	CNH	350	0	0
	01/2026		20	CNY	144	0	0
	01/2026		7	EGP	351	0	0
	01/2026		21	INR	1,886	0	0
	01/2026		1,035	KRW	1,484,970	0	(5)
	01/2026		61	PLN	224	2	0
	01/2026	ZAR	919		$54	0	(2)
	02/2026	KRW	1,483,021		1,035	7	0
	02/2026		$13	MXN	247	0	0
	03/2026	COP	4		$0	0	0
	03/2026		$102	MXN	1,878	1	0

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	21

Schedule of Investments	PIMCO Global Core Bond (Hedged) Portfolio	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	04/2026	MXN	134		$7	$0	$0
	06/2026	ZAR	700		40	0	(2)

MBC	01/2026	AUD	118		78	0	0
	01/2026	CAD	3,231		2,296	0	(60)
	01/2026	CHF	8		10	0	0
	01/2026	CNH	99		14	0	0
	01/2026	EGP	243		5	0	0
	01/2026	GBP	503		671	0	(7)
	01/2026	JPY	43,200		278	2	0
	01/2026	NZD	51		30	0	0
	01/2026	SGD	1,154		889	0	(9)
	01/2026	THB	17,929		554	0	(16)
	01/2026		$14	CNY	99	0	0
	01/2026		31	EGP	1,506	1	0
	01/2026		1,271	GBP	954	15	0
	01/2026		21	JPY	3,331	0	0
	01/2026		16	PLN	59	0	0
	01/2026		7	TWD	207	0	0
	02/2026		30	MXN	547	1	0
	03/2026	HKD	263		$34	0	0
	03/2026		$12	MXN	219	0	0
	05/2026		2	EGP	102	0	0
	05/2026	ZAR	1,370		$79	0	(3)

MYI	01/2026		$2	JPY	320	0	0
	01/2026		63	ZAR	1,084	2	0
	02/2026	CZK	496	EUR	20	0	0
	02/2026	ILS	97		$30	0	0
	02/2026		$9	CNY	63	0	0
	03/2026		94		659	1	0

NGF	01/2026	KRW	1,032,925		$706	0	(11)
	01/2026		$33	KRW	48,176	1	0
	02/2026		80	TRY	3,639	2	0
	03/2026		68		3,097	1	0

SCX	01/2026	CNH	7,483		$1,062	0	(12)
	01/2026	JPY	81,341		523	4	0
	01/2026	TWD	1,119		37	1	0
	01/2026		$48	CNY	339	0	0
	01/2026		10	INR	890	0	0
	01/2026		22	JPY	3,492	0	0
	03/2026		37	CNY	263	0	0

SOG	01/2026	EUR	247	RON	1,265	2	0
	01/2026		11,634		$13,469	0	(209)
	01/2026	JPY	293,217		1,875	2	0
	01/2026		$64	PEN	216	0	0
	01/2026		104	SGD	135	1	0
	02/2026	EUR	29	RON	146	0	0
	02/2026		$45	EGP	2,209	1	0
	02/2026		30	MXN	547	1	0
	03/2026	MXN	29		$2	0	0
	03/2026	PEN	1		0	0	0
	07/2026		217		64	0	0

SSB	01/2026	JPY	80,000		534	24	0

UAG	01/2026	CHF	40		50	0	(1)
	01/2026	PLN	73		20	0	0
	01/2026		$57	PLN	205	1	0
	01/2026	ZAR	4,764		$274	0	(13)
	02/2026		$13	MXN	245	0	0

Total Forward Foreign Currency Contracts						$204	$(714)

PURCHASED OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Put - OTC EUR versus CZK	CZK	24.200	03/11/2026	82	$1	$1
	Put - OTC EUR versus HUF	HUF	375.000	03/05/2026	127	0	0
	Call - OTC USD versus HKD	HKD	7.800	08/14/2026	142	0	0
	Call - OTC USD versus HKD		7.800	08/24/2026	223	0	0

22	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

December 31, 2025

Counterparty	Description	Strike Price		Expiration Date	Notional Amount(1)	Cost	Market Value
	Put - OTC USD versus KRW	KRW	1,417.000	02/11/2026	228	$2	$1
	Put - OTC USD versus KRW		1,419.000	02/11/2026	229	1	1
	Put - OTC USD versus KRW		1,419.000	02/12/2026	144	1	1
	Call - OTC USD versus SGD	SGD	1.315	11/05/2026	148	1	1

GLM	Call - OTC USD versus HKD	HKD	7.800	08/14/2026	34	0	0

JPM	Put - OTC EUR versus CZK	CZK	24.200	03/05/2026	218	1	1
	Put - OTC EUR versus HUF	HUF	378.000	03/03/2026	100	1	0
	Put - OTC EUR versus HUF		376.000	03/06/2026	124	0	0

MBC	Call - OTC USD versus HKD	HKD	7.800	08/14/2026	127	0	0
	Call - OTC USD versus HKD		7.800	08/24/2026	66	0	0

MYI	Put - OTC EUR versus CZK	CZK	24.200	02/10/2026	84	0	0
	Put - OTC EUR versus CZK		24.100	03/13/2026	195	1	1
	Put - OTC EUR versus CZK		23.900	06/02/2026	140	1	1

Total Purchased Options						$10	$8

WRITTEN OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Call - OTC USD versus HKD	HKD	7.850	08/14/2026	142	$0	$0
	Call - OTC USD versus HKD		7.850	08/24/2026	223	0	0
	Put - OTC USD versus KRW	KRW	1,380.000	02/11/2026	228	(1)	0
	Put - OTC USD versus KRW		1,382.000	02/11/2026	229	(1)	(1)
	Put - OTC USD versus KRW		1,383.000	02/12/2026	144	0	0
	Put - OTC USD versus SGD	SGD	1.237	11/05/2026	148	(1)	(1)

GLM	Call - OTC USD versus HKD	HKD	7.850	08/14/2026	34	0	0

MBC	Call - OTC USD versus HKD		7.850	08/14/2026	127	0	0
	Call - OTC USD versus HKD		7.850	08/24/2026	66	0	0

Total Written Options						$(3)	$(2)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION(3)

Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2025(5)	Notional Amount(6)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(7)
									Asset	Liability
MYC	South Korea Government International Bonds	(1.000)%	Quarterly	12/20/2029	0.187%	$100	$(3)	$0	$0	$(3)
	South Korea Government International Bonds	(1.000)	Quarterly	12/20/2030	0.220	400	(15)	0	0	(15)

							$(18)	$0	$0	$(18)

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(4)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2025(5)	Notional Amount(6)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(7)
									Asset	Liability
DUB	Petroleos Mexicanos «	4.750%	Monthly	07/06/2026	— ♦	$165	$0	$2	$2	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(4)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(6)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(7)
								Asset	Liability
BPS	iTraxx Crossover 44 5-Year 35-100% Index	5.000%	Quarterly	12/20/2030	EUR 100	$23	$0	$23	$0

CBK	iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030	100	23	1	24	0

						$46	$1	$47	$0

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	23

Schedule of Investments	PIMCO Global Core Bond (Hedged) Portfolio	(Cont.)

CROSS-CURRENCY SWAPS

Counterparty	Receive	Pay	Payment Frequency	Maturity Date(8)	Notional Amount of Currency Received	Notional Amount of Currency Delivered	Upfront Payable/ (Receivable)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
CBK	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.357% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	12/16/2027	$4,341	JPY 651,100	$56	$(1)	$55	$0
GLM	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.301% based on the notional amount of currency received	Floating rate equal to 1-Day GBP-SOFR based on the notional amount of currency delivered	Maturity	10/15/2045	797	599	(3)	1	0	(2)
	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.315% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	12/16/2027	2,335	362,000	1	(1)	0	0
	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.425% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	09/16/2031	1,769	260,000	2	1	3	0

							$56	$0	$58	$(2)

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BPS	Pay	3-Month CNY-CNREPOFIX(2)	1.500%	Quarterly	03/18/2031	CNY	9,600	$(2)	$(4)	$0	$(6)

SCX	Pay	3-Month CNY-CNREPOFIX(2)	1.500	Quarterly	03/18/2031		12,420	6	(13)	0	(7)

								$4	$(17)	$0	$(13)

Total Swap Agreements								$88	$(14)	$107	$(33)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of December 31, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(9)
AZD	$1	$0	$0	$1	$(3)	$0	$0	$(3)	$(2)	$0	$(2)
BOA	6	5	0	11	(3)	(2)	0	(5)	6	0	6
BPS	8	0	23	31	(37)	0	(6)	(43)	(12)	0	(12)
BRC	15	0	0	15	(29)	0	0	(29)	(14)	0	(14)
BSH	5	0	0	5	(44)	0	0	(44)	(39)	0	(39)
CBK	25	0	79	104	(38)	0	0	(38)	66	0	66
DUB	4	0	2	6	(26)	0	0	(26)	(20)	0	(20)
FAR	16	0	0	16	(118)	0	0	(118)	(102)	0	(102)
GLM	51	0	3	54	(41)	0	(2)	(43)	11	0	11
JPM	10	1	0	11	(34)	0	0	(34)	(23)	0	(23)
MBC	19	0	0	19	(95)	0	0	(95)	(76)	0	(76)
MYC	0	0	0	0	0	0	(18)	(18)	(18)	0	(18)
MYI	3	2	0	5	0	0	0	0	5	0	5
NGF	4	0	0	4	(11)	0	0	(11)	(7)	0	(7)
SCX	5	0	0	5	(12)	0	(7)	(19)	(14)	0	(14)
SOG	7	0	0	7	(209)	0	0	(209)	(202)	268	66
SSB	24	0	0	24	0	0	0	0	24	0	24
UAG	1	0	0	1	(14)	0	0	(14)	(13)	0	(13)

Total Over the Counter	$204	$8	$107	$319	$(714)	$(2)	$(33)	$(749)

24	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

December 31, 2025

(k)

Securities with an aggregate market value of $268 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2025.

♦	Implied credit spread is not available due to significant unobservable inputs being used in the fair valuation.
(1)	Notional Amount represents the number of contracts.
(2)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(3)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(5)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(7)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(8)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.
(9)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Statement of Assets and Liabilities as of December 31, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$47	$47
Swap Agreements	0	0	0	0	71	71

	$0	$0	$0	$0	$118	$118

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$204	$0	$204
Purchased Options	0	0	0	8	0	8
Swap Agreements	0	49	0	58	0	107

	$0	$49	$0	$270	$0	$319

	$0	$49	$0	$270	$118	$437

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$1	$1
Futures	0	0	0	0	51	51
Swap Agreements	0	0	0	0	79	79

	$0	$0	$0	$0	$131	$131

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$714	$0	$714
Written Options	0	0	0	2	0	2
Swap Agreements	0	18	0	2	13	33

	$0	$18	$0	$718	$13	$749

	$0	$18	$0	$718	$144	$880

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	25

Schedule of Investments	PIMCO Global Core Bond (Hedged) Portfolio	(Cont.)

The effect of Financial Derivative Instruments on the Statement of Operations for the period ended December 31, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$17	$17
Futures	0	0	0	0	1,166	1,166
Swap Agreements	0	17	0	0	(541)	(524)

	$0	$17	$0	$0	$642	$659

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(904)	$0	$(904)
Purchased Options	0	0	0	10	(24)	(14)
Written Options	0	0	0	15	109	124
Swap Agreements	0	16	0	238	(29)	225

	$0	$16	$0	$(641)	$56	$(569)

	$0	$33	$0	$(641)	$698	$90

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(8)	$(8)
Swap Agreements	0	5	0	0	(701)	(696)

	$0	$5	$0	$0	$(709)	$(704)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(1,588)	$0	$(1,588)
Purchased Options	0	0	0	(9)	(82)	(91)
Written Options	0	0	0	(4)	55	51
Swap Agreements	0	(3)	0	(16)	0	(19)

	$0	$(3)	$0	$(1,617)	$(27)	$(1,647)

	$0	$2	$0	$(1,617)	$(736)	$(2,351)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of December 31, 2025 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2025
Investments in Securities, at Value
Argentina
Sovereign Issues	$0	$35	$0	$35
Australia
Corporate Bonds & Notes	0	832	0	832
Non-Agency Mortgage-Backed Securities	0	0	801	801
Sovereign Issues	0	1,808	0	1,808
Brazil
Sovereign Issues	0	1,642	0	1,642
Bulgaria
Sovereign Issues	0	229	0	229
Canada
Corporate Bonds & Notes	0	1,519	0	1,519
Sovereign Issues	0	2,125	0	2,125
Cayman Islands
Asset-Backed Securities	0	2,089	0	2,089
Corporate Bonds & Notes	0	204	0	204
Sovereign Issues	0	206	0	206
China
Sovereign Issues	0	3,178	0	3,178
Colombia
Sovereign Issues	0	889	0	889
Denmark
Corporate Bonds & Notes	0	105	0	105
France
Corporate Bonds & Notes	0	578	0	578
Sovereign Issues	0	4,209	0	4,209
Indonesia
Sovereign Issues	0	118	0	118

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2025
Ireland
Asset-Backed Securities	$0	$2,031	$0	$2,031
Israel
Sovereign Issues	0	963	0	963
Italy
Corporate Bonds & Notes	0	345	0	345
Sovereign Issues	0	2,264	0	2,264
Japan
Corporate Bonds & Notes	0	1,130	0	1,130
Sovereign Issues	0	3,674	0	3,674
Jersey, Channel Islands
Asset-Backed Securities	0	501	0	501
Kuwait
Sovereign Issues	0	401	0	401
Luxembourg
Common Stocks	0	0	205	205
Corporate Bonds & Notes	0	440	0	440
Sovereign Issues	0	408	0	408
Malaysia
Corporate Bonds & Notes	0	449	0	449
Sovereign Issues	0	856	0	856
Mexico
Sovereign Issues	0	120	0	120
New Zealand
Sovereign Issues	0	51	0	51
Norway
Sovereign Issues	0	65	0	65
Peru
Sovereign Issues	0	1,679	0	1,679

26	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

December 31, 2025

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2025
Poland
Sovereign Issues	$0	$513	$0	$513
Romania
Sovereign Issues	0	945	0	945
Saudi Arabia
Sovereign Issues	0	1,265	0	1,265
Serbia
Sovereign Issues	0	110	0	110
South Africa
Sovereign Issues	0	1,537	0	1,537
South Korea
Sovereign Issues	0	1,072	0	1,072
Spain
Sovereign Issues	0	2,697	0	2,697
Supranational
Sovereign Issues	0	580	0	580
Switzerland
Corporate Bonds & Notes	0	708	0	708
Thailand
Sovereign Issues	0	563	0	563
United Arab Emirates
Corporate Bonds & Notes	0	506	0	506
United Kingdom
Corporate Bonds & Notes	0	2,476	0	2,476
Non-Agency Mortgage-Backed Securities	0	339	0	339
Sovereign Issues	0	3,102	0	3,102
United States
Asset-Backed Securities	0	2,602	0	2,602
Corporate Bonds & Notes	0	5,366	0	5,366
Municipal Bonds & Notes	0	222	0	222
Non-Agency Mortgage-Backed Securities	0	7,074	0	7,074
U.S. Government Agencies	0	40,643	0	40,643
U.S. Treasury Obligations	0	9,571	0	9,571
Short-Term Instruments
Repurchase Agreements	0	501	0	501
Nigeria Treasury Bills	0	214	0	214
South Africa Treasury Bills	0	642	0	642

	$0	$118,391	$1,006	$119,397

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2025
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$266	$0	$0	$266

Total Investments	$266	$118,391	$1,006	$119,663

Short Sales, at Value - Liabilities
France
Sovereign Issues	0	(486)	0	(486)
United States
U.S. Government Agencies	0	(7,203)	0	(7,203)

	$0	$(7,689)	$0	$(7,689)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	42	76	0	118
Over the counter	0	317	2	319

	$42	$393	$2	$437

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(26)	(105)	0	(131)
Over the counter	0	(749)	0	(749)

	$(26)	$(854)	$0	$(880)

Total Financial Derivative Instruments	$16	$(461)	$2	$(443)

Totals	$282	$110,241	$1,008	$111,531

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended December 31, 2025:

Category and Subcategory	Beginning Balance at 12/31/2024	Net Purchases(1)	Net Sales/ Settlements(1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2025	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2025(2)
Investments in Securities, at Value
Australia
Non-Agency Mortgage-Backed Securities	$0	$785	$0	$0	$0	$16	$0	$0	$801	$16
Luxembourg
Common Stocks	228	0	0	0	0	(23)	0	0	205	(23)

	$228	$785	$0	$0	$0	$(7)	$0	$0	$1,006	$(7)

Financial Derivative Instruments - Assets
Over the counter	$0	$1	$0	$0	$0	$1	$0	$0	$2	$1

Totals	$228	$786	$0	$0	$0	$(6)	$0	$0	$1,008	$(6)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	27

Schedule of Investments	PIMCO Global Core Bond (Hedged) Portfolio	(Cont.)	December 31, 2025

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 12/31/2025	Valuation Technique	Unobservable Inputs	(% Unless Noted Otherwise)
				Input Value(s)	Weighted Average
Investments in Securities, at Value
Australia
Non-Agency Mortgage-Backed Securities	$801	Recent Transaction	Purchase Price	100.000	—
Luxembourg
Common Stocks	205	Indicative Market Quotation	Broker Quote	$22.563	—

Financial Derivative Instruments - Assets
Over the counter	2	Indicative Market Quotation	Broker Quote	0.497	—

Total	$1,008

(1)

Net Purchases and Settlements for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2025 may be due to an investment no longer held or categorized as Level 3 at period end.

28	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Notes to Financial Statements	December 31, 2025

1. ORGANIZATION

PIMCO Variable Insurance Trust (the “Trust”) is a Delaware statutory trust established under a trust instrument dated October 3, 1997. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans. Information presented in these financial statements pertains to the Administrative Class shares of the PIMCO Global Core Bond (Hedged) Portfolio (the “Portfolio”) offered by the Trust. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Portfolio.

Hereinafter, the Board of Trustees of the Portfolio shall be collectively referred to as the “Board.”

The Portfolio has adopted the Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280) — Improvements to Reportable Segment Disclosures. Adoption of the standard impacted financial statement disclosures only and did not affect the Portfolio’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and to assess its performance, and has discrete financial information available. The Officers, as listed in the Management of the Trust section of the most recent Statement of Additional Information, act as the Portfolio’s CODM. The Portfolio represents a single operating segment, as the CODM monitors the operating results of the Portfolio as a whole and the Portfolio’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Portfolio’s portfolio managers as a team. The financial information in the form of the Portfolio’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Portfolio’s comparative benchmarks and to make resource allocation decisions for the Portfolio’s single segment, is consistent with that presented within the Portfolio’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Portfolio is treated as an investment company under the reporting requirements of U.S. GAAP, including but not limited to ASC 946. The functional and reporting currency for the Portfolio is the U.S. dollar. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statement of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Statement of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	29

Notes to Financial Statements	(Cont.)

obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable. A debt obligation may be granted, in certain situations, a contractual or non-contractual forbearance for interest payments that are expected to be paid after agreed upon pay dates.

(b) Foreign Taxes The Portfolio may be subject to foreign taxes on income, stock dividends, capital gains on investments or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Portfolio invests. These foreign taxes, if any, are paid by the Portfolio and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable as of December 31, 2025, if any, are disclosed in the Statement of Assets and Liabilities.

(c) Foreign Currency Translation The market values of foreign securities, currency holdings and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Portfolio does not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) from investments on the Statement of Operations. The Portfolio may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains (losses) arising from sales of spot foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Statement of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Statement of Operations.

(d) Distributions to Shareholders Distributions from net investment income, if any, are declared daily and distributed to shareholders monthly. In addition, the Portfolio distributes any net capital gains it earns from the sale of portfolio securities to shareholders no less frequently than annually. The Portfolio may revise its distribution policy or postpone the payment of distributions at any time.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income distributions and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Separately, if the Portfolio determines or estimates, as applicable, that a portion of a distribution may be comprised of amounts from sources other than net investment income in accordance with its policies, accounting records (if applicable) and accounting practices, the Portfolio will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. For these purposes, the Portfolio determines or estimates, as applicable, the source or sources from which a distribution is paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is determined or estimated, as applicable, that a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between the Portfolio’s daily internal accounting records and practices, the Portfolio’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, the Portfolio’s internal accounting records and practices may take into account, among other factors, tax-related characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include but are not limited to, for certain funds, the treatment of periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible that the Portfolio may not issue a Section 19 Notice in situations where the Portfolio’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Final

30	PIMCO VARIABLE INSURANCE TRUST

December 31, 2025

determination of a distribution’s tax character will be provided to shareholders when such information is available.

Distributions classified as a tax basis return of capital at the Portfolio’s fiscal year end, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital on the Statement of Assets and Liabilities. In addition, other amounts have been reclassified between distributable earnings (accumulated loss) and paid in capital on the Statement of Assets and Liabilities to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(e) New Accounting Pronouncements and Regulatory Updates In September 2023, the U.S. Securities and Exchange Commission (“SEC”) adopted amendments to Rule 35d-1 under the Act, which governs fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. Changes to a fund’s calculation methodology for derivatives instruments for purposes of Rule 35d-1 consistent with such amendments and applicable regulatory interpretations thereof will not constitute a change to a fund’s policy adopted pursuant to Rule 35d-1 and will not require notice or shareholder approval. The amendments became effective December 11, 2023. On March 14, 2025, the SEC extended the compliance date from December 11, 2025 to June 11, 2026 for fund groups with $1 billion or more in net assets and modified the operation of the compliance dates to allow for compliance based on the timing of certain annual disclosure and reporting obligations that are tied to a fund’s fiscal year-end. At this time, management is evaluating the implications of these changes on the financial statements.

In December 2023, FASB issued ASU 2023-09, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. Management has implemented changes in connection with the amendments and where applicable included additional disclosure in the Notes to Financial Statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The NAV of the Portfolio’s shares, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Portfolio or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Portfolio’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolio or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Portfolio may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Portfolio generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Portfolio may calculate its NAV as of the NYSE Close for such day or such other time that the Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange or the NYSE Close if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the

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Notes to Financial Statements	(Cont.)

Board has designated PIMCO as the valuation designee (“Valuation Designee”) for the Portfolio to perform the fair value determination relating to all Portfolio investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of portfolio investments. The Valuation Designee may value portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, exchange-traded funds (“ETFs”), exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures, are valued at the settlement price determined by the relevant exchange. Swap agreements and swaptions are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Portfolio’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Portfolio may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Portfolio’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio’s next calculated NAV. An alternative exchange rate may be obtained from a Pricing Source or an exchange rate may otherwise be determined if believed to be more reflective of the rates at which the Portfolio may transact.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and procedures are intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold. The Portfolio’s use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Frequent or Excessive Purchases, Exchanges and Redemptions” section in the Portfolio’s prospectus.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value

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hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

∎	Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

∎	Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between fair value Levels of the Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using

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Notes to Financial Statements	(Cont.)

these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Securities may be valued based on purchase prices of privately negotiated transactions. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

The Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. A complete schedule of portfolio holdings for each affiliate fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available at the SEC’s website at www.sec.gov. A copy of each affiliate fund’s shareholder report is also available at the SEC’s website at www.sec.gov, on the Portfolio’s website at www.pimco.com, or upon request, as applicable. The table below shows the Portfolio’s transactions in and earnings from investments in the affiliated funds for the period ended December 31, 2025 (amounts in thousands†):

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 12/31/2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 12/31/2025	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$741	$42,026	$(42,500)	$(1)	$0	$266	$26	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

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(b) Investments in Securities

The Portfolio may utilize the investments and strategies described below to the extent permitted by the Portfolio’s investment policies.

Inflation-Indexed Bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury Inflation-Protected Securities (“TIPS”). For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Mortgage-Related and Other Asset-Backed Securities directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are interests in pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal payments. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including, but not limited to, auto loans, accounts receivable such as credit card receivables and hospital account receivables, home equity loans, student loans, boat loans, mobile home loans, recreational vehicle loans, manufactured housing loans, aircraft leases, computer leases, syndicated bank loans, peer-to-peer loans and litigation finance loans. The Portfolio may invest in any level of the capital structure of an issuer or mortgage-backed or asset-backed securities, including the equity or “first loss” tranche.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs, CLOs and other CDOs are types of asset-backed securities. A CBO is a trust which is often backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. Other CDOs are trusts backed by other types of assets representing obligations of various parties. For CBOs, CLOs and other CDOs, the cash flows from the trust are split into portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche which bears the first loss from any defaults from the bonds or loans in the trust, although more senior tranches may also bear losses. Since they are partially protected from defaults, senior tranches from a CBO trust, CLO trust or trust of another CDO typically have higher ratings and lower yields than their underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CBO, CLO or other CDO tranches can experience substantial losses due to actual defaults, downgrades of the underlying collateral by rating agencies, forced liquidation of the collateral pool due to a failure of coverage tests, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CBO, CLO or other CDO securities as a class. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Portfolio invests. In addition to the normal risks associated with fixed income securities discussed elsewhere in this report and the Portfolio’s prospectus and statement of additional information (e.g., prepayment risk, credit risk, liquidity risk, market risk, structural risk, legal risk and interest rate risk (which may be exacerbated if the interest rate payable on a structured financing changes based on multiples of changes in interest rates or inversely to changes in interest rates)), CBOs, CLOs and other CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) risks related to the capability of the servicer of the securitized assets, (iv) the risk that the Portfolio may invest in CBOs, CLOs, or other CDOs that are subordinate to other classes, (v) the structure and complexity of the transaction and the legal documents may not be fully understood at the time of investment and could lead to disputes with the issuer or among

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Notes to Financial Statements	(Cont.)

investors regarding the characterization of proceeds or unexpected investment results, and (vi) the CDO’s manager may perform poorly.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Stripped Mortgage-Backed Securities (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. An SMBS will have one class that will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the Statement of Operations. Because no principal will be received at the maturity of an IO class, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statement of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Restricted Investments are subject to legal or contractual restrictions on resale and may generally be sold privately, but may be required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933, as amended. Disposal of restricted investments may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted investments held by the Portfolio as of December 31, 2025, as applicable, are disclosed in the Notes to Schedule of Investments.

Securities Issued by U.S. Government Agencies or Government-Sponsored Enterprises are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. The U.S. Government does not guarantee the net asset value of the Portfolio’s shares. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association

(“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks, credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC is a government sponsored corporation that issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

In June 2019, FNMA and FHLMC started issuing Uniform Mortgage-Backed Securities in place of their current offerings of TBA-eligible securities (the “Single Security Initiative”). The Single Security Initiative seeks to support the overall liquidity of the TBA market and aligns the characteristics of FNMA and FHLMC certificates. The long-term effects that the Single Security Initiative may have on the market for TBA and other mortgage-backed securities are uncertain.

Roll-timing strategies can be used where the Portfolio seeks to extend the expiration or maturity of a position, such as a TBA security on an underlying asset, by closing out the position before expiration and contemporaneously opening a new position with respect to substantially the same underlying asset with a later expiration date. TBA securities purchased or sold are reflected on the Statement of Assets and Liabilities as an asset or liability, respectively. Recently finalized FINRA rules include mandatory margin requirements for the TBA market that require the Portfolio to post collateral in connection with its TBA transactions. There is no similar requirement applicable to the Portfolio’s TBA counterparties. The required collateralization of TBA trades could increase the cost of TBA transactions to the Portfolio and impose added operational complexity.

When-Issued Transactions are purchases or sales made on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Transactions to purchase or sell securities on a when-issued basis

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involve a commitment by the Portfolio to purchase or sell these securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. The Portfolio may sell when-issued securities before they are delivered, which may result in a realized gain (loss).

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may enter into the borrowings and other financing transactions described below to the extent permitted by the Portfolio’s investment policies.

The following disclosures contain information on the Portfolio’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Portfolio. The location of these instruments in the Portfolio’s financial statements is described below.

(a) Repurchase Agreements Under the terms of a typical repurchase agreement, the Portfolio purchases an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. In an open maturity repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Portfolio or counterparty at any time. The underlying securities for all repurchase agreements are held by the Portfolio’s custodian or designated subcustodians (in the case of tri-party repurchase agreements). Traditionally, the Portfolio has used bilateral repurchase agreements wherein the underlying securities will be held by the Portfolio’s custodian. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, if any, including accrued interest, are included on the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations. In periods of increased demand for collateral, the Portfolio may pay a fee for the receipt of collateral, which may result in interest expense to the Portfolio.

(b) Reverse Repurchase Agreements In a reverse repurchase agreement, the Portfolio delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. In an open maturity reverse repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Portfolio or counterparty at any time. The Portfolio is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Portfolio to counterparties are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made by the Portfolio to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The Portfolio will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under reverse repurchase agreements.

(c) Sale-Buybacks A sale-buyback financing transaction consists of a sale of a security by the Portfolio to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Portfolio is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by the Portfolio are reflected as a liability on the Statement of Assets and Liabilities. The Portfolio will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, the Portfolio would have otherwise received had the security not been sold and (ii) the negotiated financing terms between the Portfolio and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statement of Operations. Interest payments based upon negotiated financing terms made by the Portfolio to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The Portfolio will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under sale-buyback transactions.

(d) Short Sales Short sales are transactions in which the Portfolio sells a security that it does not own in anticipation that the market price of that security will decline. The Portfolio may make short sales of securities: (i) to offset potential declines in long positions in similar securities, (ii) to increase the flexibility of the Portfolio, (iii) for investment return, (iv) as part of a risk arbitrage strategy, and (v) as part of its overall portfolio management strategies involving the use of derivative instruments. When the Portfolio makes a short sale, it will often borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Portfolio will ordinarily have to pay a fee or premium to borrow a security and be obligated to repay the lender of the security any dividend or interest

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Notes to Financial Statements	(Cont.)

that accrues on the security during the period of the loan. Securities sold in short sale transactions and the dividend or interest payable on such securities, if any, are reflected as payable for short sales on the Statement of Assets and Liabilities. Short sales expose the Portfolio to the risk that it will be required to cover its short position at a time when the security or other asset has appreciated in value, thus resulting in losses to the Portfolio. A short sale is “against the box” if the Portfolio holds in its portfolio or has the right to acquire the security sold short, or securities identical to the security sold short, at no additional cost. The Portfolio will be subject to additional risks to the extent that it engages in short sales that are not “against the box.” The Portfolio’s loss on a short sale could theoretically be unlimited in cases where the Portfolio is unable, for whatever reason, to close out its short position.

(e) Interfund Lending In accordance with an exemptive order (the “Order”) from the SEC, each Portfolio of the Trust may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Portfolio’s investment policies and restrictions. Each Portfolio is currently permitted to borrow under the Interfund Lending Program. A lending portfolio may lend in aggregate up to 15% of its current net assets at the time of the interfund loan, but may not lend more than 5% of its net assets to any one borrowing portfolio through the Interfund Lending Program. A borrowing portfolio may not borrow through the Interfund Lending Program or from any other source if its total outstanding borrowings immediately after the borrowing would be more than 33 1/3% of its total assets (or any lower threshold provided for by the portfolio’s investment restrictions). If a borrowing portfolio’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interfund loan rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending portfolio and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended December 31, 2025, the Portfolio did not participate in the Interfund Lending Program.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The Portfolio may enter into the financial derivative instruments described below to the extent permitted by the Portfolio’s investment policies.

The following disclosures contain information on how and why the Portfolio uses financial derivative instruments, and how financial derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedule of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Schedule of Investments, serve as indicators of the volume of financial derivative activity for the Portfolio.

(a) Forward Foreign Currency Contracts may be engaged, in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily, and the change in value is recorded by the Portfolio as an unrealized gain (loss). Realized gains (losses) are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain (loss) reflected on the Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

(b) Futures Contracts are agreements to buy or sell a security or other asset for a set price on a future date and are traded on an exchange. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the

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contracts, an appropriate payable or receivable for the change in value may be posted or collected by the Portfolio (“Futures Variation Margin”). Futures Variation Margins, if any, are disclosed within centrally cleared financial derivative instruments on the Statement of Assets and Liabilities. Gains (losses) are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the Futures Variation Margin included within exchange traded or centrally cleared financial derivative instruments on the Statement of Assets and Liabilities.

(c) Options Contracts may be written or purchased to enhance returns or to hedge an existing position or future investment. The Portfolio may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put, an amount equal to the premium received is recorded and subsequently marked to market to reflect the current value of the option written. These amounts are included on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain (loss). Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (“call”) or purchased (“put”) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included as an asset on the Statement of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) when the underlying transaction is executed.

Barrier Options (“Barrier Options”) are options, which may be written or purchased, with non-standard payout structures or other features. Barrier Options are generally traded OTC. The Portfolio may invest in various types of Barrier Options including down-and-in, down-and-out and up-and-in options. Down-and-in and up-and-in options are similar to standard options, except that the option expires worthless to the purchaser of the option if the price of the underlying instrument does, or does not, reach a specific barrier price level prior to the option’s expiration date. Down-and-out options expire worthless to the purchaser of the option if the price of the underlying instrument reaches a specific barrier price level prior to the option’s expiration date.

Foreign Currency Options may be written or purchased to be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

Interest Rate Swaptions may be written or purchased to enter into a pre-defined swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Options on Exchange-Traded Futures Contracts (“Futures Option”) may be written or purchased to hedge an existing position or future investment, for speculative purposes or to manage exposure to market movements. A Futures Option is an option contract in which the underlying instrument is a single futures contract.

(d) Swap Agreements are bilaterally negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). The Portfolio may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Centrally Cleared Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing

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Notes to Financial Statements	(Cont.)

organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Statement of Operations. Daily changes in valuation of centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared financial derivative instruments on the Statement of Assets and Liabilities. Centrally Cleared and OTC swap payments received or paid at the beginning of the measurement period are included on the Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gain (loss) on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain (loss) on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gain (loss) on the Statement of Operations.

For purposes of applying certain of the Portfolio’s investment policies and restrictions, swap agreements, like other derivative instruments, may be valued by the Portfolio at market value, notional value or full exposure value. In the case of a credit default swap, in applying certain of the Portfolio’s investment policies and restrictions, the Portfolio will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of the Portfolio’s other investment policies and restrictions. For example, the Portfolio may value credit default swaps at full exposure value for purposes of the Portfolio’s credit quality guidelines (if any) because such value in general better reflects the Portfolio’s actual economic exposure during the term of the credit default swap agreement. As a result, the Portfolio may, at times, have notional exposure to an asset class (before netting) that is greater or lesser than the stated limit or restriction noted in the Portfolio’s prospectus. In this context, both the notional amount and the market value may be positive or negative depending on whether the Portfolio is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by the Portfolio for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may fail to perform or meet an obligation or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates or the values of the asset upon which the swap is based.

The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk may be mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral to the Portfolio to cover the Portfolio’s exposure to the counterparty.

To the extent the Portfolio has a policy to limit the net amount owed to or to be received from a single counterparty under existing swap agreements, such limitation only applies to counterparties to OTC swaps and does not apply to centrally cleared swaps where the counterparty is a central counterparty or derivatives clearing organization.

Credit Default Swap Agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues are entered into to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the swap agreement, undergoes a certain credit event. As a seller of protection on credit default swap agreements, the Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap.

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Portfolio is a buyer of protection and a credit event occurs, as

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defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

Credit default swap agreements on credit indexes involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indexes are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indexes may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets and/or various credit ratings within each sector. Credit indexes are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indexes changes periodically, usually every six months, and for most indexes, each name has an equal weight in the index. Credit default swaps on credit indexes may be used to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indexes are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues as of period end, if any, are disclosed in the Notes to Schedule of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indexes, the quoted market prices and resulting values, as well as the annual payment rate, serve as an indication of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Portfolio as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which the Portfolio is the seller of protection are disclosed in the Notes to Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or entities.

Cross-Currency Swap Agreements are entered into to gain or mitigate exposure to currency risk. Cross-currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates. The exchange of currencies at the inception date of the contract takes place at the current spot rate. The net of the notional amount received/delivered, when translated to USD at the trade date, represents an upfront payable/receivable. The re-exchange at maturity may take place at the same exchange rate, a specified rate or the then current spot rate. Interest payments, if applicable, are made between the parties based on interest rates available in the two currencies at the inception of the contract. The terms of cross-currency swap contracts may extend for many years. Cross-currency swaps are usually negotiated with commercial and investment banks. Some cross-currency swaps may not provide for exchanging principal cash flows, but only for exchanging interest cash flows.

Interest Rate Swap Agreements may be entered into to help hedge against interest rate risk exposure as the value of the fixed rate bonds that the Portfolio holds may decrease if interest rates rise. To help

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Notes to Financial Statements	(Cont.)

hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Portfolio with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

7. PRINCIPAL AND OTHER RISKS

(a) Principal Risks

The principal risks of investing in the Portfolio, which could adversely affect its net asset value, yield and total return, are listed below. Please see “Description of Principal Risks” in the Portfolio’s prospectus for a more detailed description of the risks of investing in the Portfolio.

Small Portfolio Risk is the risk that a smaller portfolio may not achieve investment or trading efficiencies or may be limited in ability to participate in certain investment opportunities due to its size. Additionally, a smaller portfolio may be more adversely affected by large purchases or redemptions by investors.

Interest Rate Risk is the risk that fixed income securities will fluctuate in value due to changes in interest rates; a portfolio with a longer average portfolio duration will be more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration. Factors such as government policy, inflation, the economy, and market for bonds can impact interest rates and yields.

Call Risk is the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons including declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality. If an issuer calls a security that the Portfolio has invested in, the Portfolio may not recoup the full amount of its initial investment or may not realize the full anticipated earnings from the investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Credit Risk is the risk that the Portfolio could experience losses if the issuer or guarantor of a fixed income security, the counterparty to a derivative contract, or the issuer or guarantor of collateral, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

High Yield Risk is the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of market, credit, call and liquidity risks. High yield securities are considered primarily speculative by rating agencies with respect to the issuer’s continuing ability to make principal and interest payments, and their values may be more volatile than higher-rated securities of similar maturity.

Market Risk is the risk that the value of securities owned by the Portfolio may fluctuate, sometimes rapidly or unpredictably, due to a variety of factors affecting securities markets generally or particular industries or sectors.

Issuer Risk is the risk that the value of a security may decline for reasons related to the issuer, such as management performance, changes in financial condition or credit rating, financial leverage, reputation or reduced demand for the issuer’s goods or services.

Liquidity Risk is the risk that a particular investment may be difficult to purchase or sell and that the Portfolio may be unable to sell investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity. The liquidity of the Portfolio’s shares may be constrained by the liquidity of the Portfolio’s portfolio holdings.

Derivatives Risk is the risk of investing in derivative instruments (such as forwards, futures, options, swaps and structured securities) and other similar investments, including leverage, liquidity, interest rate, market, counterparty (including credit), operational, legal and management risks, and valuation complexity. Changes in the value of a derivative or other similar investment may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Portfolio could lose more than the initial amount

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invested. Changes in the value of a derivative or other similar instrument may also create margin delivery or settlement payment obligations for the Portfolio. The Portfolio’s use of derivatives or other similar investments may result in losses to the Portfolio, a reduction in the Portfolio’s returns and/or increased volatility. Non-centrally-cleared over-the-counter (“OTC”) derivatives or other similar investments are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for non-centrally-cleared OTC derivatives or other similar investments. The primary credit risk on derivatives or other similar investments that are exchange-traded or traded through a central clearing counterparty resides with the Portfolio’s clearing broker or the clearinghouse. Changes in regulations relating to a registered fund’s use of derivatives and related instruments could potentially limit or impact the Portfolio’s ability to invest in derivatives, limit the Portfolio’s ability to employ certain strategies that use derivatives or other similar investments and/or adversely affect the value of derivatives or other similar investments and the Portfolio’s performance.

Equity Risk is the risk that the value of equity or equity-related securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity or equity-related securities generally have greater price volatility than fixed income securities. In addition, preferred securities may be subject to greater credit risk or other risks, such as risks related to deferred and omitted distributions, limited voting rights, liquidity, interest rates, regulatory changes and special redemption rights.

Mortgage-Related and Other Asset-Backed Securities Risk is the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk. The Portfolio may invest in any tranche of mortgage-related and other asset-backed securities, including junior and/or equity tranches (to the extent consistent with the Portfolio’s guidelines), which generally carry higher levels of the foregoing risks.

Foreign (Non-U.S.) Investment Risk is the risk that investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a portfolio that invests exclusively in securities of U.S. companies, due to smaller or less developed markets, differing financial reporting, accounting, corporate governance and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable U.S. or foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, political changes, diplomatic developments, trade restrictions (including tariffs) or the imposition of sanctions and other similar measures. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Emerging Markets Risk is the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk.

China Risk is the risk of investing in securities and instruments economically tied to the People’s Republic of China (excluding Hong Kong, Macau and Taiwan for the purpose of this disclosure) (“PRC”). These investments subject the Portfolio to certain of the risks of investing in foreign (non-U.S.) securities and emerging market securities, as well as other risks including, without limitation, erratic growth, the unavailability of reliable economic or financial data, dependence on exports and international trade, asset price volatility, potential shortage of liquidity and limited accessibility by foreign (non-U.S.) investors (including as a result of sanctions), fluctuations in currency exchange rates, currency devaluation, the relatively small size and absence of operating history of many PRC companies, and the developing nature of the legal and regulatory framework for securities markets, custody arrangements and commerce.

Sovereign Debt Risk is the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit events resulting from an issuer’s inability or unwillingness to make principal or interest payments in a timely fashion.

Currency Risk is the risk that foreign (non-U.S.) currencies may fluctuate in value relative to the U.S. dollar, which can affect the value of the Portfolio’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Leveraging Risk is the risk that certain transactions of the Portfolio, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, and derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Portfolio to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss. The use of leverage may also increase the Portfolio’s sensitivity to interest rate changes and other market risks.

Management Risk is the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio managers in connection with managing the Portfolio and may cause PIMCO to

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Notes to Financial Statements	(Cont.)

restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of the Portfolio will be achieved.

Short Exposure Risk is the risk of entering into short sales or other short positions, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale or other short position will not fulfill its contractual obligations, causing a loss to the Portfolio.

Collateralized Loan Obligations Risk is the risk that investing in collateralized loan obligations (“CLOs”) and other similarly structured investments exposes the Portfolio to heightened credit risk, interest rate risk, liquidity risk, market risk and prepayment and extension risk, as well as the risk of default on the underlying asset. In addition, investments in CLOs carry additional risks, including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) risks related to the capability of the servicer of the securitized assets; (iv) the risk that the Portfolio may invest in tranches of CLOs that are subordinate to other tranches; (v) the structure and complexity of the transaction and the legal documents may not be fully understood at the time of investment and could lead to disputes with the issuer or among investors regarding the characterization of proceeds or unexpected investment results; and (vi) the CLO’s manager may perform poorly.

Turnover Risk is the risk that high levels of portfolio turnover may increase transaction costs and taxes and may lower investment performance.

(b) Other Risks

In general, the Portfolio may be subject to additional risks, including, but not limited to, risks related to government regulation and intervention in financial markets, operational risks, risks associated with financial, economic and global market disruptions, and cyber security risks. Please see the Portfolio’s prospectus and Statement of Additional Information for a more detailed description of the risks of investing in the Portfolio. Please see the Important Information section of this report for additional discussion of certain regulatory and market developments that may impact the Portfolio’s performance.

Market Disruptions Risk The Portfolio is subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including those arising from actual or threatened war or armed conflicts, military conflicts, terrorism, social unrest, recessions, supply chain disruptions, market manipulation, government interventions, defaults and shutdowns, political and regulatory changes or diplomatic developments or the imposition of sanctions and other measures, including the imposition of tariffs, or other U.S. economic policies and any related public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), bank failures and natural/ environmental disasters, which can all negatively impact the securities markets and cause the Portfolio to lose value. These events can also impair the technology and other operational systems upon which the Portfolio’s service providers, including PIMCO as the Portfolio’s investment adviser, rely, and could otherwise disrupt the Portfolio’s service providers’ ability to fulfill their obligations to the Portfolio.

Government Intervention in Financial Markets Federal, state, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which the Portfolio invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Portfolio itself is regulated. Such legislation or regulation could limit or preclude the Portfolio’s ability to achieve its investment objective. Also, while such legislation or regulations are intended to strengthen markets, systems and public finances, they could affect fund expenses and the value of fund investments in unpredictable ways. Furthermore, volatile financial markets can expose the Portfolio to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Portfolio. The value of the Portfolio’s holdings is also generally subject to the risk of future local, national, or global economic disturbances based on unknown weaknesses in the markets in which the Portfolio invests. In addition, it is not certain that the U.S. Government will intervene in response to a future market disturbance and the effect of any such future intervention cannot be predicted. It is difficult for issuers to prepare for the impact of future financial downturns, although companies can seek to identify and manage future uncertainties through risk management programs.

Regulatory Risk Financial entities, such as investment companies and investment advisers, are generally subject to extensive government regulation and intervention. Government regulation and/or intervention may change the way the Portfolio is regulated, affect the expenses incurred directly by the Portfolio and the value of its investments, and limit and/or preclude the Portfolio’s ability to achieve its investment objective. Government regulation may change frequently and may have significant adverse consequences. Moreover, government regulation may have unpredictable and unintended effects.

Operational Risk An investment in the Portfolio, like any fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in a loss of information, regulatory scrutiny, reputational damage or other events, any of which

44	PIMCO VARIABLE INSURANCE TRUST

December 31, 2025

could have a material adverse effect on the Portfolio. While the Portfolio seeks to minimize such events through controls and oversight, there may still be failures that could cause losses to the Portfolio.

Cyber Security Risk As the use of complex information technology and communication systems, including cloud-based technology, has become more prevalent and interconnected in the course of business, the Portfolio has become potentially more susceptible to operational and information security risks resulting from breaches in cyber security despite the efforts of PIMCO, the Portfolio, or their service providers to adopt technologies, processes, and practices intended to mitigate these risks. Disruptions or failures that affect service providers, counterparties, market participants or issuers of securities that are held by the Portfolio may adversely affect PIMCO or the Portfolio, including by causing losses or impairing PIMCO’s or the Portfolio’s operations. A breach in cyber security refers to both intentional and unintentional cyber events that may, among other things, cause the Portfolio to lose proprietary information, suffer data corruption and/or destruction or lose operational capacity, result in the unauthorized release or other misuse of confidential information, or otherwise disrupt normal business operations. Geopolitical tensions can increase the scale and sophistication of deliberate cybersecurity attacks, particularly those from nation-states or from entities with nation-state backing, who may desire to use cybersecurity attacks to cause damage or create leverage against geopolitical rivals. Cyber security failures or breaches may result in financial losses to the Portfolio and its shareholders. These failures or breaches may also result in disruptions to business operations, potentially resulting in financial losses; interference with the Portfolio’s ability to calculate its net asset value, process shareholder transactions or otherwise transact business with shareholders; impediments to trading; violations of applicable privacy and other laws; regulatory fines; penalties; third-party claims in litigation; reputational damage; reimbursement or other compensation costs; additional compliance and cyber security risk management costs and other adverse consequences. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. There is also a risk that cyber security breaches may not be detected. The Portfolio and its shareholders may suffer losses as a result of a cyber security breach related to the Portfolio, its service providers, trading counterparties or the issuers in which the Portfolio invests.

8. MASTER NETTING ARRANGEMENTS

The Portfolio may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes, the Statement of Assets and Liabilities generally presents derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statement of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. The Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase and certain sale-buyback transactions between the Portfolio and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA securities, delayed-delivery or certain sale-buyback transactions by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	45

Notes to Financial Statements	(Cont.)

initiation and confirmation, payment and transfer, events of default, termination and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedule of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission. In the United States, counterparty risk may be reduced as creditors of an FCM cannot have a claim to Portfolio assets in the segregated account. FCM customers, such as the Portfolio, are permitted to transfer their customer account (and cleared derivative transactions held in such customer account) from one FCM to another FCM. Upon completion of the transfer, the customer maintains the same economic position with respect to the outstanding exposure. As such, these transfers are not recognized as dispositions and reacquisitions of the affected derivative positions. Variation margin, which reflects changes in market value, is generally exchanged daily, but may not be netted between futures and cleared OTC derivatives unless the parties have agreed to a separate arrangement in respect of portfolio margining. The porting of exposure between FCMs has no impact on the market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin; these values as of period end are disclosed in the Notes to Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by the Portfolio with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. The ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level or as required by regulation. Similarly, if required by regulation, the Portfolio may be required to post additional collateral beyond coverage of daily exposure. These amounts, if any, may (or if required by law, will) be segregated with a third-party custodian. To the extent the Portfolio is required by regulation to post additional collateral beyond coverage of daily exposure, it could potentially incur costs, including in procuring eligible assets to meet collateral requirements, associated with such posting. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

9. FEES AND EXPENSES

(a) Investment Advisory Fee PIMCO is a majority-owned subsidiary of Allianz Asset Management of America LLC (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table in note (b) below.

(b) Supervisory and Administrative Fee PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory Fee and Supervisory and Administrative Fees for all classes, as applicable, are charged at the annual rate as noted in the following table (calculated as a percentage of the Portfolio’s average daily net assets attributable to each class):

Investment Advisory Fee	Supervisory and Administrative Fee
All Classes	Institutional Class		Administrative Class	Advisor Class
0.25%	0.31%	*	0.31%	0.31%	*

*	This particular share class has been registered with the SEC, but was not operational during the fiscal year ended December 31, 2025.

(c) Distribution and Servicing Fees PIMCO Investments LLC, a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted an Administrative Services Plan with respect to the Administrative Class shares of the Portfolio pursuant to Rule 12b-1 under the Act (the “Administrative Plan”). Under the terms of the Administrative Plan, the Trust is permitted to compensate the Distributor, out of the Administrative Class assets of the Portfolio, in an amount up to 0.15% on an annual basis of the average daily net assets of that class, for providing, or procuring through financial firms, administrative, recordkeeping and investor services for Administrative Class shareholders of the Portfolio.

The Trust has adopted a separate Distribution and Servicing Plan for the Advisor Class shares of the Portfolio (the “Distribution and

46	PIMCO VARIABLE INSURANCE TRUST

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Servicing Plan”). The Distribution and Servicing Plan has been adopted pursuant to Rule 12b-1 under the Act. The Distribution and Servicing Plan permits the Portfolio to compensate the Distributor for providing, or procuring through financial firms, distribution, administrative, recordkeeping, shareholder and/or related services with respect to Advisor Class shares. The Distribution and Servicing Plan permits the Portfolio to make total payments at an annual rate of up to 0.25% of the average daily net assets attributable to its Advisor Class shares.

	Distribution Fee		Servicing Fee

Administrative Class	—		0.15%

Advisor Class	0.25%	*	—

*	This particular share class has been registered with the SEC, but was not operational during the fiscal year ended December 31, 2025.

(d) Portfolio Expenses PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Portfolio, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders, or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses (including, without limitation, fees and expenses of outside legal counsel or third-party consultants retained in connection with reviewing, negotiating and structuring specialized loans and other investments made by the Portfolio, and any costs associated with originating loans, asset securitizations, alternative lending-related strategies and so-called “broken-deal costs” (e.g., fees, costs, expenses and liabilities, including, for example, due diligence-related fees, costs, expenses and liabilities, with respect to unconsummated investments)); (iv) costs of borrowing money, including interest expenses; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organizational and offering expenses of the Trust and the Portfolio, and any other expenses which are capitalized in accordance with generally accepted accounting principles; and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class.

(e) Remuneration Paid to Directors, Officers and Others (N-CSR Item 10) The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates. The pro rata share of Trustee fees for the Portfolio is reflected on the Statement of Operations as Trustee fees.

(f) Expense Limitation Pursuant to the Expense Limitation Agreement, PIMCO has contractually agreed, through May 1, 2026, to waive a portion of the Portfolio’s Supervisory and Administrative Fee, or reimburse the Portfolio, to the extent that the Portfolio’s organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata share of Trustee fees exceed 0.0049% (the “Expense Limit”) (calculated as a percentage of the Portfolio’s average daily net assets attributable to each class). The Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term. The waiver, if any, is reflected on the Statement of Operations as a component of Waiver and/or Reimbursement by PIMCO. As of December 31, 2025, the amount waived and/or reimbursed was $1,027.

In any month in which the supervision and administration agreement is in effect, PIMCO is entitled to reimbursement by the Portfolio of any portion of the supervisory and administrative fee waived or reimbursed pursuant to the Expense Limitation Agreement (the “Reimbursement Amount”) within thirty-six months of the time of the waiver, provided that such amount paid to PIMCO will not: i) together with any organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata Trustee fees, exceed, for such month, the Expense Limit (or the amount of the expense limit in place at the time the amount being recouped was originally waived if lower than the Expense Limit); ii) exceed the total Reimbursement Amount; or iii) include any amounts previously reimbursed to PIMCO. As of December 31, 2025, there were no recoverable amounts.

10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator and Distributor are related parties. Fees paid to these parties are disclosed in Note 9, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Statement of Assets and Liabilities.

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	47

Notes to Financial Statements	(Cont.)

the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

12. PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover.” The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective(s), particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, which are borne by the Portfolio. Frequent and active trading of the Portfolio’s portfolio holdings may cause adverse tax consequences for shareholders due to an increase in short-term capital gains and may also adversely impact the Portfolio’s after-tax returns. The transaction costs associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended December 31, 2025 were as follows (amounts in thousands†):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales

$706,803	$705,004	$36,622	$25,793

†	A zero balance may reflect actual amounts rounding to less than one thousand.

13. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands†):

	Year Ended 12/31/2025		Year Ended 12/31/2024

	Shares	Amount	Shares	Amount
Receipts for shares sold

Administrative Class	569	$5,039	674	$5,919
Issued as reinvestment of distributions

Administrative Class	366	3,255	374	3,277
Cost of shares redeemed

Administrative Class	(1,898)	(16,826)	(2,064)	(18,094)

Net increase (decrease) resulting from Portfolio share transactions	(963)	$(8,532)	(1,016)	$(8,898)

†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of December 31, 2025, one person owned of record or beneficially 10% or more of the Portfolio’s total outstanding shares, comprising 83% of the Portfolio. The shareholder is a related party of the Portfolio. Related parties may include, but are not limited to, the investment adviser and its affiliates, affiliated broker dealers, fund of funds and directors or employees of the Trust or Adviser.

14. REGULATORY AND LITIGATION MATTERS

The Portfolio is not named as a defendant in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened against it.

The foregoing speaks only as of the date of this report.

15. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of December 31, 2025, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

In this reporting period, the Portfolio adopted FASB Accounting Standards Update 2023-09, Income Taxes (Topic 740) — Improvements to Income Tax Disclosures (ASU 2023-09), which enhances income tax disclosures, including disclosure income taxes paid disaggregated by

48	PIMCO VARIABLE INSURANCE TRUST

December 31, 2025

jurisdiction. Adoption of the new standard impacted financial statement disclosures only and did not affect any Portfolio’s financial position or the results of its operations. For the annual period covered by this report, the portfolio did not pay any material federal, state or local income taxes or any material income taxes in foreign jurisdictions.

The Portfolio files U.S. federal, state and local tax returns as required. The Portfolio’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

As of December 31, 2025, the components of distributable taxable earnings are as follows (amounts in thousands†):

	Undistributed Ordinary Income(1)	Undistributed Long-Term Capital Gains	Net Tax Basis Unrealized Appreciation/ (Depreciation)(2)	Other Book-to-Tax Accounting Differences(3)	Accumulated Capital Losses(4)	Qualified Late-Year Loss Deferral - Capital(5)	Qualified Late-Year Loss Deferral - Ordinary(6)	Total Components of Distributable Earnings

PIMCO Global Core Bond (Hedged) Portfolio	$0	$0	$(4,565)	$0	$(4,134)	$0	$(550)	$(9,249)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	Includes undistributed short-term capital gains, if any.
(2)

Adjusted for open wash sale loss deferrals and the accelerated recognition of unrealized gain or loss on certain futures, options, and/or forward contracts for federal income tax purposes. Also adjusted for differences between book and tax realized and unrealized gain (loss) on hyperinflationary investments, swap contracts, short positions, straddle loss deferrals, and interest accrued on defaulted securities.

(3)	Represents differences in income tax regulations and financial accounting principles generally accepted in the United States of America, mainly for organizational expenditures.
(4)	Capital losses available to offset future net capital gains as shown below.
(5)	Capital losses realized during the period November 1, 2025 through December 31, 2025 which the Portfolio elected to defer to the following taxable year pursuant to income tax regulations.
(6)	Specified losses realized during the period November 1, 2025 through December 31, 2025 which the Portfolio elected to defer to the following taxable year pursuant to income tax regulations.

Under the Regulated Investment Company Modernization Act of 2010, a portfolio is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

As of December 31, 2025, the Portfolio had the following post-effective capital losses with no expiration (amounts in thousands†):

	Short-Term	Long-Term

PIMCO Global Core Bond (Hedged) Portfolio	$1,838	$2,296

†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of December 31, 2025, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands†):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(7)

PIMCO Global Core Bond (Hedged) Portfolio	$116,021	$4,166	$(8,785)	$(4,619)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(7)

Adjusted for open wash sale loss deferrals and the accelerated recognition of unrealized gain or loss on certain futures, options, and/or forward contracts for federal income tax purposes. Also adjusted for differences between book and tax realized and unrealized gain (loss) on hyperinflationary investments, swap contracts, short positions, straddle loss deferrals, and interest accrued on defaulted securities.

For the fiscal years ended December 31, 2025 and December 31, 2024, respectively, the Portfolio made the following tax basis distributions (amounts in thousands†):

	December 31, 2025			December 31, 2024

	Ordinary Income Distributions(8)	Long-Term Capital Gain Distributions	Return of Capital(9)	Ordinary Income Distributions(8)	Long-Term Capital Gain Distributions	Return of Capital(9)

PIMCO Global Core Bond (Hedged) Portfolio	$2,829	$0	$426	$3,277	$0	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(8)	Includes short-term capital gains distributed, if any.
(9)

A portion of the distributions made represents a tax return of capital. Return of capital distributions have been reclassified from undistributed net investment income to paid-in capital to more appropriately conform financial accounting to tax accounting.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	49

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of PIMCO Variable Insurance Trust and Shareholders of PIMCO Global Core Bond (Hedged) Portfolio

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of PIMCO Global Core Bond (Hedged) Portfolio (one of the portfolios constituting PIMCO Variable Insurance Trust, hereafter referred to as the “Portfolio”) as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statement of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Kansas City, Missouri

February 19, 2026

We have served as the auditor of one or more investment companies in PIMCO Variable Insurance Trust since 1998.

50	PIMCO VARIABLE INSURANCE TRUST

Glossary:	(abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:

AZD	Australia and New Zealand Banking Group	DEU	Deutsche Bank Securities, Inc.	MYC	Morgan Stanley Capital Services LLC

BOA	Bank of America N.A.	DUB	Deutsche Bank AG	MYI	Morgan Stanley & Co. International PLC

BPS	BNP Paribas S.A.	FAR	Wells Fargo Bank National Association	NGF	Nomura Global Financial Products, Inc.

BRC	Barclays Bank PLC	GLM	Goldman Sachs Bank USA	SCX	Standard Chartered Bank, London

BSH	Banco Santander S.A. - New York Branch	JPM	JP Morgan Chase Bank N.A.	SOG	Societe Generale Paris

BSN	The Bank of Nova Scotia - Toronto	JPS	J.P. Morgan Securities LLC	SSB	State Street Bank and Trust Co.

CBK	Citibank N.A.	MBC	HSBC Bank Plc	UAG	UBS AG Stamford

Currency Abbreviations:

AUD	Australian Dollar	GBP	British Pound	NZD	New Zealand Dollar

BRL	Brazilian Real	HKD	Hong Kong Dollar	PEN	Peruvian New Sol

CAD	Canadian Dollar	HUF	Hungarian Forint	PLN	Polish Zloty

CHF	Swiss Franc	ILS	Israeli Shekel	RON	Romanian New Leu

CNH	Chinese Renminbi (Offshore)	INR	Indian Rupee	SEK	Swedish Krona

CNY	Chinese Renminbi (Mainland)	JPY	Japanese Yen	SGD	Singapore Dollar

COP	Colombian Peso	KRW	South Korean Won	THB	Thai Baht

CZK	Czech Koruna	KZT	Kazakhstani Tenge	TRY	Turkish New Lira

DKK	Danish Krone	MXN	Mexican Peso	TWD	Taiwanese Dollar

EGP	Egyptian Pound	MYR	Malaysian Ringgit	USD (or $)	United States Dollar

EUR	Euro	NGN	Nigerian Naira	ZAR	South African Rand

Exchange Abbreviations:

CBOE	Chicago Board Options Exchange	OTC	Over the Counter

Index/Spread Abbreviations:

Bobl	Bundesobligation, the German word for federal government bond	CPI	Consumer Price Index	SOFR	Secured Overnight Financing Rate

BP0003M	3 Month GBP-LIBOR	EUR003M	3 Month EUR Swap Rate	SOFRINDX	Secured Overnight Financing Rate Index

CAONREPO	Canadian Overnight Repo Rate Average	MUTKCALM	Tokyo Overnight Average Rate	SONIO	Sterling Overnight Interbank Average Rate

CDX.IG	Credit Derivatives Index - Investment Grade	SIBCSORA	Singapore Overnight Rate Average	SRFXON3	Swiss Overnight Rate Average (6PM)

CNREPOFIX	China Fixing Repo Rates 7-Day

Other Abbreviations:

ABS	Asset-Backed Security	DAC	Designated Activity Company	PRIBOR	Prague Interbank Offered Rate

Alt	Alternate Loan Trust	EURIBOR	Euro Interbank Offered Rate	REMIC	Real Estate Mortgage Investment Conduit

BBR	Bank Bill Rate	KORIBOR	Korea Interbank Offered Rate	STIBOR	Stockholm Interbank Offered Rate

BBSW	Bank Bill Swap Reference Rate	MIBOR	Mumbai Interbank Offered Rate	TBA	To-Be-Announced

BTP	Buoni del Tesoro Poliennali “Long-term Treasury Bond”	OAT	Obligations Assimilables du Trésor	WIBOR	Warsaw Interbank Offered Rate

CLO	Collateralized Loan Obligation	OIS	Overnight Index Swap

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	51

Distribution Information	(Unaudited)

For purposes of Section 19 of the Investment Company Act of 1940 (the “Act”), the portfolio estimated the periodic sources of any dividends paid during the period covered by this report in accordance with good accounting practice. Pursuant to Rule 19a-1(e) under the Act, the table below sets forth the actual source information for dividends paid during the six month period ended December 31, 2025 calculated as of each distribution period pursuant to Section 19 of the Act. The information below is not provided for U.S. federal income tax reporting purposes. The tax character of all dividends and distributions is reported on Form 1099-DIV (for shareholders who receive U.S. federal tax reporting) at the end of each calendar year. See the Financial Highlights section of this report for the tax characterization of distributions determined in accordance with federal income tax regulations for the fiscal year.

PIMCO Global Core Bond (Hedged) Portfolio

Administrative Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

July 2025	$0.0329	$0.0000	$0.0000	$0.0329

August 2025	$0.0300	$0.0000	$0.0000	$0.0300

September 2025	$0.0293	$0.0000	$0.0000	$0.0293

October 2025	$0.0307	$0.0000	$0.0000	$0.0307

November 2025	$0.0266	$0.0000	$0.0000	$0.0266

December 2025	$0.0321	$0.0000	$0.0000	$0.0321

*

The source of dividends provided in the table differs, in some respects, from information presented in this report prepared in accordance with generally accepted accounting principles, or U.S. GAAP. For example, net earnings from certain interest rate swap contracts are included as a source of net investment income for purposes of Section 19(a). Accordingly, the information in the table may differ from information in the accompanying financial statements that are presented on the basis of U.S. GAAP and may differ from tax information presented in the footnotes. Amounts shown may include accumulated, as well as fiscal period net income and net profits.

**	Occurs when a portfolio distributes an amount greater than its accumulated net income and net profits. Amounts are not reflective of a portfolio net income, yield, earnings or investment performance.

52	PIMCO VARIABLE INSURANCE TRUST

Federal Income Tax Information	(Unaudited)

As required by the Internal Revenue Code (“Code”) and Treasury Regulations, if applicable, shareholders must be notified within 60 days of the Portfolio’s fiscal year end regarding the status of qualified dividend income and the dividend received deduction.

Dividend Received Deduction. Corporate shareholders are generally entitled to take the dividend received deduction on the portion of a portfolio’s dividend distribution that qualifies under tax law. The percentage of the following Portfolio’s fiscal 2025 ordinary income dividend that qualifies for the corporate dividend received deduction is set forth below.

Qualified Dividend Income. Under the Jobs and Growth Tax Relief Reconciliation Act of 2003, the following percentage of ordinary dividends paid during the fiscal year ended December 31, 2025 was designated as ‘‘qualified dividend income’’ as defined in the Jobs and Growth Tax Relief Reconciliation Act of 2003 subject to reduced tax rates in 2025.

Qualified Interest Income and Qualified Short-Term Capital Gain (for non-U.S. resident shareholders only). Under the American Jobs Creation Act of 2004, the following amounts of ordinary dividends paid during the fiscal year ended December 31, 2025 are considered to be derived from “qualified interest income,” as defined in Section 871(k)(1)(E) of the Code, and therefore are designated as interest-related dividends, as defined in Section 871(k)(1)(C) of the Code. Further, the following amounts of ordinary dividends paid during the fiscal year ended December 31, 2025 are considered to be derived from “qualified short-term capital gain,” as defined in Section 871(k)(2)(D) of the Code, and therefore are designated as qualified short-term gain dividends, as defined by Section 871(k)(2)(C) of the Code.

Section 163(j) Interest Dividends. The Portfolio intends to pass through the maximum amount allowable as Section 163(j) Interest defined in Proposed Treasury Section 1.163(j)-1(b).

Section 199A Dividends. The Portfolio intends to pass through the maximum amount allowable as Section 199A Dividends defined in Proposed Treasury Section 199A-3(d).

	Dividend Received Deduction %	Qualified Dividend Income %	Qualified Interest Income (000s)†	Qualified Short-Term Capital Gains (000s)†

PIMCO Global Core Bond (Hedged) Portfolio	0.00%	2.09%	$890	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

Shareholders are advised to consult their own tax advisor with respect to the tax consequences of their investment in the Trust. In January 2026, you will be advised on IRS Form 1099-DIV as to the federal tax status of the dividends and distributions received by you in calendar year 2025.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	53

Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8)	(Unaudited)

Not applicable.

54	PIMCO VARIABLE INSURANCE TRUST

Proxy Disclosures for Open-End Management Investment Companies (N-CSR Item 9)	(Unaudited)

Not applicable.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	55

Approval of Investment Advisory Contract and Other Agreements (N-CSR Item 11)

At a meeting held on August 19-20, 2025, the Board of Trustees (the “Board”) of PIMCO Variable Insurance Trust (the “Trust”), including the Trustees who are not “interested persons” of the Trust under the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered and unanimously approved the renewal of the Amended and Restated Investment Advisory Contract (the “Investment Advisory Contract”) between the Trust, on behalf of the Trust’s series (each, a “Portfolio” and collectively, the “Portfolios”), and Pacific Investment Management Company LLC (“PIMCO”), for an additional one-year term through August 31, 2026.

The Board also considered and unanimously approved the renewal of the Amended and Restated Supervision and Administration Agreement (the “Supervision and Administration Agreement”) between the Trust, on behalf of the Portfolios, and PIMCO for an additional one-year term through August 31, 2026. In addition, the Board considered and unanimously approved the renewal of the Amended and Restated Asset Allocation Sub-Advisory Agreement (the “Asset Allocation Agreement” and, together with the Investment Advisory Contract and the Supervision and Administration Agreement, the “Agreements”) between PIMCO, on behalf of PIMCO All Asset Portfolio, a series of the Trust, and Research Affiliates, LLC (“Research Affiliates”) for an additional one-year term through August 31, 2026.

Further, the Board considered and unanimously approved the renewal of any investment management agreements between PIMCO and any wholly-owned subsidiaries (each, a “Subsidiary” and, collectively, the “Subsidiaries”) of certain of the Portfolios (collectively, the “Subsidiary Agreements”), each for the same additional one-year term through August 31, 2026.

The information, material factors and conclusions that formed the basis for the Board’s approvals are summarized below.

1. INFORMATION RECEIVED

(a) Materials Reviewed During the course of the past year, the Trustees received a wide variety of materials relating to the services provided by PIMCO and Research Affiliates to the Trust. At each of its quarterly meetings, the Board reviewed the Portfolios’ investment performance and information relating to Portfolio operations, including shareholder services, valuation and custody, the Portfolios’ compliance program and other information relating to the nature, extent and quality of services provided by PIMCO and Research Affiliates to the Trust and each of the Portfolios, as applicable. In considering whether to approve the renewal of the Agreements and the Subsidiary Agreements, the Board reviewed additional information, including, but not limited to: comparative industry data with regard to investment performance; advisory and supervisory and administrative fees and expenses; financial information for PIMCO, including, where relevant, financial information for Research Affiliates; information regarding the profitability to PIMCO of its relationship with the Portfolios; information about the personnel providing investment management services, other advisory services and supervisory and administrative services to the Portfolios; and information about the fees charged and services provided to other clients with similar investment mandates as the Portfolios, where applicable. In addition, the Board reviewed materials provided by counsel to the Trust and the Independent Trustees (“Counsel”), which included, among other things, a memorandum outlining legal duties of the Board in considering the renewal of the Agreements and the Subsidiary Agreements.

With respect to the Subsidiary Agreements, the Trustees considered that each Portfolio that has a Subsidiary may utilize its Subsidiary to execute its investment strategy and that PIMCO provides investment advisory and administrative services to the Subsidiaries pursuant to the Subsidiary Agreements in the same manner as it does for such Portfolios that have Subsidiaries under the Investment Advisory Contract and Supervision and Administration Agreement. The Trustees also considered that, with respect to each Subsidiary, PIMCO does not retain a separate advisory or other fee from the Subsidiary, and that PIMCO’s profitability with respect to each Portfolio that has a Subsidiary is not positively impacted as a result of the Subsidiary Agreements. The Trustees determined, therefore, that it was appropriate to consider the approval of the Subsidiary Agreements collectively with their consideration of the continuation of the Agreements.

(b) Review Process In connection with considering the renewal of the Agreements, the Board reviewed written materials prepared by PIMCO and, where applicable, Research Affiliates in response to requests from Counsel encompassing a wide variety of topics. The Board requested and received assistance and advice regarding, among other things, applicable legal standards from Counsel, and reviewed comparative fee and performance data prepared at the Board’s request by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company performance information and fee and expense data. The Board received presentations on matters related to the Agreements and met both as a full Board and in a separate session of the Independent Trustees, without management present, at the August 19-20, 2025 meeting. The Independent Trustees also met via video conference with Counsel on July 23, 2025, and conducted a video conference meeting on August 13, 2025 with management and Counsel to discuss the materials presented and other matters deemed relevant to their consideration of the renewal of the Agreements. In connection with its review of the Agreements, the Board received comparative information on the performance, the risk-adjusted performance and the fees and expenses of other peer group funds and share classes, where appropriate. The Independent Trustees also requested and received supplemental information, including

56	PIMCO VARIABLE INSURANCE TRUST

(Unaudited)

information regarding Broadridge peer classifications, the investment strategies and outflows for certain Portfolios, Portfolio performance and profitability.

The approval determinations were made on the basis of each Trustee’s business judgment after consideration and evaluation of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to approve the renewal of the Agreements, the Board did not identify any single factor or particular information that, in isolation, was controlling. The discussions below are intended to summarize the broad factors and information that figured prominently in the Board’s consideration of the renewal of the Agreements, but is not intended to summarize all of the factors considered by the Board.

2. NATURE, EXTENT AND QUALITY OF SERVICES

(a) PIMCO, Research Affiliates, their Personnel and Resources The Board considered the depth and quality of PIMCO’s investment management process, including, but not limited to: the experience, capability and integrity of its senior management and other personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address changes in the Portfolios’ asset levels. The Board also considered the various services, in addition to portfolio management that PIMCO provides to the Portfolios. The Board noted that PIMCO makes available to its investment professionals a variety of resources and systems relating to, for example, investment management, compliance, trading, performance and portfolio accounting. The Board also noted PIMCO’s commitment to enhancing and investing in its global infrastructure, technology capabilities, risk management processes and the specialized talent needed for the competitive investment management industry and to strengthen its ability to deliver advisory services under the Investment Advisory Contract. The Board considered PIMCO’s policies, procedures and systems reasonably designed to assure compliance with applicable laws and regulations, including recently adopted regulations impacting the Portfolios, and its commitment to further developing and strengthening these programs; its oversight of matters that may involve conflicts of interest between the Portfolios’ investments and those of other accounts managed by PIMCO; and its efforts to keep the Trustees informed about matters relevant to the Portfolios and their shareholders. The Board also considered PIMCO’s continuous investment in its disciplines and personnel, which has enhanced PIMCO’s services to the Portfolios and has allowed PIMCO to introduce innovative new portfolios over time and other investment options that have the potential to benefit shareholders. In addition, the Board considered the nature, extent and quality of services provided by PIMCO to the Subsidiaries of certain applicable Portfolios.

In addition, the Trustees considered new services and service enhancements that PIMCO has implemented, including, but not limited to investing in its cybersecurity program and business continuity functions, including the ongoing development of its own proprietary software and applications to support the Portfolios. Similarly, the Board considered the asset allocation services provided by Research Affiliates to the PIMCO All Asset Portfolio. The Board further considered PIMCO’s ongoing supervision and oversight of Research Affiliates in connection with Research Affiliates providing asset allocation services to the All Asset Portfolio. The Board also considered the depth and quality of Research Affiliates’ investment management and research capabilities, the experience and capabilities of their portfolio management personnel and the overall financial strength of the organization. Ultimately, the Board concluded that the nature, extent and quality of services provided or procured by PIMCO under the Agreements and the Subsidiary Agreements and provided by Research Affiliates under the Asset Allocation Agreement are likely to continue to benefit the Portfolios and their shareholders, as applicable.

(b) Other Services The Board also considered the nature, extent and quality of supervisory and administrative services provided by PIMCO to the Portfolios under the Supervision and Administration Agreement.

The Board considered the terms of the Supervision and Administration Agreement, under which the Trust pays for the supervisory and administrative services provided pursuant to that agreement under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO provides or procures certain supervisory and administrative services and bears the costs of various third party services required by the Portfolios, including, but not limited to, audit, custodial, portfolio accounting, ordinary legal, transfer agency, sub-accounting and printing costs. The Board also noted that the scope and complexity, as well as the costs, of the supervisory and administrative services provided by PIMCO under the Supervision and Administration Agreement is expected to continue to increase. The Board considered PIMCO’s provision of supervisory and administrative services and its supervision of the Trust’s third party service providers.

Ultimately, the Board concluded that the nature, extent and quality of the services provided or procured by PIMCO have benefited, and will likely continue to benefit, the Portfolios and their shareholders.

3. INVESTMENT PERFORMANCE

The Board reviewed information from PIMCO concerning the Portfolios’ performance, as available, over short- and long-term periods ended March 31, 2025 and other performance data, as available, over short- and long-term periods ended June 30, 2025 (the “PIMCO Report”) and from Broadridge concerning the Portfolios’ performance, as available, over short- and long-term periods ended March 31, 2025 (the “Broadridge Report”). The Board also noted that the Broadridge Report

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	57

Approval of Investment Advisory Contract and Other Agreements (N-CSR Item 11)	(Cont.)

incorporated peer classifications from Morningstar for the Portfolios for which it was believed that Morningstar provided a better comparison.

The Board considered information regarding both the short- and long-term relative and absolute investment performance of each Portfolio relative to its Portfolio peer group, where appropriate, and relevant to the specified index as provided to the Board (the “performance index”) in advance of each of its quarterly meetings throughout the year, including the PIMCO Report and Broadridge Report. The Trustees reviewed information indicating that classes of each Portfolio would have substantially similar performance to that of the Administrative Class of the relevant Portfolio on a relative basis because all of the classes are invested in the same portfolio of investments and that differences in performance among classes could principally be attributed to differences in the supervisory and administrative fees and distribution and/or servicing expenses of each class. The Board noted that, due to differences (such as specific investment strategies or fee structures) between certain of the Portfolios and their so-called peers in the Broadridge categories, performance comparisons may not be particularly relevant to the consideration of Portfolio performance, but found the comparative information supported its overall evaluation.

The Trustees noted that a majority of the Portfolios (based on the Administrative Class performance) have outperformed their respective performance indexes over the one-, three, five and ten-year periods ended March 31, 2025. The Board also noted the amounts of Portfolio assets (based on the Administrative Class performance) that outperformed their relative performance indexes on a net fee basis over the one-, three- and five year periods ended June 30, 2025. The Board considered that, according to the Broadridge Report, the Portfolios generally performed well versus competitors during the long-term, but that certain Portfolios had underperformed in comparison to their respective peer groups or performance indexes, or both, on a net-of-fees basis over certain short- and long-term periods. With respect to the Portfolios that underperformed to a certain degree over such periods, the Board discussed with PIMCO the reasons for the underperformance of such Portfolios. The Board also considered actions that have been taken by PIMCO to attempt to improve performance and took note of PIMCO’s plans to monitor performance going forward. Depending on the circumstances, the Independent Trustees may be satisfied with a Portfolio’s performance notwithstanding that it lags its performance index or peer group for certain periods.

The Board ultimately concluded, within the context of all of its considerations in connection with the Agreements and the Subsidiary Agreements, that PIMCO’s performance record and process in managing the Portfolios indicates that its continued management is likely to benefit the Portfolios and their shareholders and merits the approval of the renewal of the Agreements and the Subsidiary Agreements.

4. ADVISORY FEES, SUPERVISORY AND ADMINISTRATIVE FEES AND TOTAL EXPENSES

The Board considered that PIMCO seeks to price new funds and classes to scale at the outset. The Board noted that PIMCO generally seeks to price new funds and classes competitively against the median total expense ratio of the respective Broadridge peer group, if available, while acknowledging that a fee premium may be appropriate for innovative investment offerings. PIMCO reported to the Board that, in proposing fees for any Portfolio or class of shares, it considers a number of factors, including, but not limited to, the type and complexity of the services provided, the cost of providing services, the risk assumed by PIMCO in the development of products and the provision of services and the competitive marketplace for financial products. Fees charged to or proposed for different Portfolios for advisory services and supervisory and administrative services may vary in light of these various factors. The Board also considered that PIMCO reviews the Portfolios’ fee levels and carefully considers changes where appropriate due to competitive positioning considerations, observed long-term notable underperformance and significant misalignments with the level or quality of services being provided or a change in the overall strategic positioning of the Portfolios.

The Board reviewed the advisory fees, supervisory and administrative fees and total expense ratios (including total expense ratios net of fee waivers and expense limitation agreements, as applicable) of the Portfolios (excluding, as may be applicable, extraordinary expenses, interest expenses, acquired fund fees and expenses, and certain other items) (each as a percentage of average net assets) and compared such amounts with the average and median fee and expense levels of other similar funds. The Board also reviewed information relating to the sub-advisory fees paid to Research Affiliates with respect to applicable Portfolios, taking into account that PIMCO compensates Research Affiliates from the advisory fees paid by such Portfolios to PIMCO. With respect to advisory fees, the Board reviewed data from the Broadridge Report that compared the average and median advisory fees of other funds in a “Peer Group” of comparable funds, where appropriate, as well as the universe of other similar funds. The Board reviewed materials indicating that, a number of Portfolios have total expense ratios that fall below the average and median expense ratios in their Peer Group and Broadridge universe. In addition, the Board considered the expense limitation agreement in place for all of the Portfolios and fee waivers in place for certain of the Portfolios, and also noted the fee waivers in place with respect to the advisory fee and supervisory and administrative fee that might result from investments by applicable Portfolios in their respective Subsidiaries.

The Board also reviewed data comparing the Portfolios’ advisory and/or management fees to the fee rates PIMCO charged to registered funds

58	PIMCO VARIABLE INSURANCE TRUST

(Unaudited)

(open-end, closed-end and interval), private funds, and non-U.S. registered funds, separate accounts, sub-advised clients and collective investment trusts with similar investment strategies. In cases where the fees for other clients were lower than those charged to the Portfolios, the Trustees noted that the differences in fees were attributable to various factors, including, but not limited to, differences in advisory and other services provided by PIMCO to the Portfolios, differences in the number or extent of the services provided by PIMCO to the Portfolios, the manner in which similar portfolios may be managed, different requirements with respect to liquidity and derivatives management and the implementation and compliance of other regulatory requirements, and the fact that separate accounts may have other contractual arrangements or arrangements across PIMCO strategies that justify different levels of fees. The Board considered that, with respect to collective investment trusts, PIMCO performs fewer or less extensive services because collective investment trusts are generally exempt from SEC regulation and typically involve lower compliance costs; investors in a collective investment trust may receive shareholder services from a trustee bank, rather than PIMCO; collective investment trusts have less regulatory disclosure; and the management structure of collective investment trusts differs from that of funds. The Trustees also considered that PIMCO faces increased entrepreneurial, legal and regulatory risk in sponsoring and managing mutual funds and ETFs as compared to separate accounts, external sub-advised funds or other investment products. In addition, the Trustees considered that PIMCO may charge certain private funds with similar investment mandates lower fees than the Portfolios because such private funds are not required to accept daily redemptions or price their assets on a daily basis, generally do not accept small investors with small account balances and operate under a less onerous and proscriptive regulatory regime.

Regarding advisory fees charged by PIMCO in its capacity as sub-adviser to third party/unaffiliated funds, the Trustees took into account that such fees may be lower than the fees charged by PIMCO to serve as adviser to the Portfolios. The Trustees also took into account that there are various reasons for any such differences in fees, including, but not limited to, the fact that PIMCO may be subject to varying levels of entrepreneurial, legal and regulatory risk and different servicing requirements when PIMCO does not serve as the sponsor of a fund and is not principally responsible for all aspects of a fund’s investment program and operations as compared to when PIMCO serves as investment adviser and sponsor.

The Board considered the Portfolios’ supervisory and administrative fees, comparing them to similar funds managed by other investment advisers in the Broadridge Report. The Board also considered that, as the Portfolios’ business has become increasingly complex and the number of Portfolios has grown over time, PIMCO is responsible for providing a broad array of fund supervision and administrative functions, including, but not limited to: compliance oversight and testing, legal services, risk management, technology, shareholder servicing, reporting, business management and executive leadership. In addition, the Board considered the Trust’s unified fee structure, under which the Trust pays for the supervisory and administrative services it requires for one set fee for each Portfolio. In return for this unified fee, PIMCO provides or procures supervisory and administrative services and bears the costs of various third party services required by the Portfolios, including audit, custodial, portfolio accounting, ordinary legal, transfer agency, sub-accounting and printing costs. The Board further considered that many other funds pay for comparable services separately, and thus it is difficult to directly compare the Trust’s unified supervisory and administrative fees with the fees paid by other funds for administrative services alone. The Board also considered that the unified supervisory and administrative fee leads to Portfolio fees that are fixed over the contract period, rather than variable. The Board noted that, although the unified fee structure does not have breakpoints, it inherently reflects certain economies of scale by fixing the absolute level of Portfolio fees at competitive levels over the contract period even if the Portfolios’ operating costs rise, such as when assets remain flat or decrease. Other factors the Board considered in assessing the unified fee include PIMCO’s approach of pricing Portfolios at scale at inception and reinvesting in other important areas of the business that support the Portfolios. The Board considered historical advisory and/or supervisory and administrative (as may be applicable) fee reductions implemented for different Portfolios and classes, noting that the unified fee can be increased or decreased in subsequent contractual periods with Board approval and is subject to the periodic reviews discussed above. The Board noted that, with few exceptions, PIMCO has generally maintained Portfolio fees at the same level as implemented when the unified fee was adopted, and has reduced fees for a number of Portfolios in prior years. The Board concluded that the Portfolios’ supervisory and administrative fees were reasonable in relation to the value of the services provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Supervision and Administration Agreement represent, in effect, a cap on overall Portfolio fees during the contractual period, which is beneficial to the Portfolios and their shareholders.

The Board considered the Portfolios’ total expense ratios and discussed with PIMCO certain Portfolios and/or classes of Portfolios that had above median total expense ratios. Upon comparing the Portfolios’ total expense ratios to other funds in the “Peer Groups” provided by the Broadridge Report, where appropriate, the Board found total expense ratios of each Portfolio to be reasonable.

The Trustees also considered the advisory fees charged to the Portfolios that invest in other investment companies or operate as funds of funds

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	59

Approval of Investment Advisory Contract and Other Agreements (N-CSR Item 11)	(Cont.)

(the “Funds of Funds”) and the advisory services provided in exchange for such fees. The Trustees determined that such services were in addition to the advisory services provided to the underlying funds in which the Funds of Funds may invest and, therefore, such services were not duplicative of the advisory services provided to the underlying funds. The Board also considered the various fee waiver agreements in place for the Funds of Funds. The Board noted that PIMCO is continuing waivers for these Funds of Funds, as well as for certain other Portfolios of the Trust.

Based on the information presented by PIMCO, Research Affiliates and Broadridge, members of the Board determined, in the exercise of their business judgment, that the level of the advisory fees and supervisory and administrative fees charged by PIMCO under the Agreements and the Subsidiary Agreements, the fees charged by Research Affiliates under the Asset Allocation Agreement, and the total expense ratios of each Portfolio, are reasonable.

5. ADVISER COSTS, LEVEL OF PROFITS AND ECONOMIES OF SCALE

The Board reviewed information regarding PIMCO’s costs of providing services to, as well as the resulting level of profits from, the Portfolios. To the extent applicable, the Board also reviewed information regarding the portion of a Portfolio’s advisory fee retained by PIMCO, following the payment of sub-advisory fees to Research Affiliates, with respect to the Portfolios. Additionally, the Board discussed PIMCO’s pre- and post-distribution profit margin ranges with respect to the Portfolios, as compared to the prior year. The Board also noted that it had received information regarding the structure and manner in which PIMCO’s investment professionals were compensated, and PIMCO’s view of the relationship of such compensation to the recruitment and retention of quality personnel. The Board considered PIMCO’s investment in global infrastructure, technology capabilities, risk management processes and qualified personnel to reinforce existing services, offer new services, and accommodate changing regulatory requirements.

The Board considered the existence of any economies of scale and noted that, to the extent that PIMCO achieves economies of scale in managing the Portfolios, PIMCO shares the benefits of such economies of scale, if any, with the Portfolios and their shareholders in a number of ways, including investing in portfolio and trade operations management, firm technology, middle and back office support, legal and compliance, and fund administration logistics; senior management supervision, governance and oversight of those services; and through fee reductions or waivers, the pricing of Portfolios to scale from inception and the enhancement of services provided to the Portfolios in return for fees paid. The Board considered that the Portfolios’ unified fee rates had been set competitively and/or priced to scale from inception, had been held steady during the contractual period at that scaled competitive rate for most Portfolios as assets grew, or as assets declined in the case of some Portfolios, and continued to be competitive compared with peers. The Board also considered that the unified fee is a transparent means of informing a Portfolio’s shareholders of the fees associated with the Portfolio, and that the Portfolio bears certain expenses that are not covered by the advisory fee or the unified fee. The Board further considered the challenges that arise when managing large funds, which can result in certain “diseconomies” of scale and noted that PIMCO has continued to reinvest in many areas of the business to support the Portfolios.

The Trustees considered that the unified fee has provided inherent economies of scale because a Portfolio maintains competitive fixed fees over the annual contract period even if the particular Portfolio’s assets decline and/or operating costs rise. The Trustees further considered that, in contrast, breakpoints may be a proxy for charging higher fees on lower asset levels and that when a fund’s assets decline, breakpoints may reverse, which causes expense ratios to increase. The Trustees also considered that, unlike the Portfolios’ unified fee structure, funds with “pass through” expense structures may experience increased expense ratios when fixed dollar fees are charged against declining fund assets. The Trustees also reviewed materials demonstrating the benefits of the unified fee to shareholders during market downturns and/or periods of high volatility. In addition, the Trustees considered that the unified fee protects shareholders from a rise in administrative and operating costs that may result from, among other things, PIMCO’s investments in various business enhancements and infrastructure, including those referenced above. The Trustees noted that PIMCO’s investments in these areas are extensive.

The Board concluded that the Portfolios’ cost structures were reasonable and that PIMCO is appropriately sharing economies of scale, if any, through the Portfolios’ unified fee structure, generally pricing Portfolios to scale at inception and reinvesting in its business to provide enhanced and expanded services to the Portfolios and their shareholders.

6. ANCILLARY BENEFITS

The Board considered other benefits realized by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust. Such benefits may include possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the Trust or third party service providers’ relationship-level fee concessions, which decrease fees paid by PIMCO. Such benefits also include ancillary benefits to PIMCO or its employees related to service or rate offers in financial firms’ other business lines, which can result in PIMCO or its employees having access to more favorable products or rates. The Board also considered that affiliates of PIMCO provide distribution and/or shareholder services to the Portfolios and their

60	PIMCO VARIABLE INSURANCE TRUST

(Unaudited)

shareholders, for which they may be compensated through distribution and servicing fees paid pursuant to the Portfolios’ Rule 12b-1 plans or otherwise. In addition, the Board considered that PIMCO may benefit indirectly from its use of the HUB technology platform, a joint venture between PIMCO, Man Group, S&P Global, Microsoft and State Street, and its recent strategic managed service arrangement with a third-party consultant. The Board noted that, while PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Portfolios, it has adopted a policy not to enter into contractual soft dollar arrangements.

7. CONCLUSIONS

Based on their review, including the comprehensive consideration and evaluation of each of the broad factors and information summarized above, the Independent Trustees and the Board as a whole concluded that the nature, extent and quality of the services rendered to the Portfolios by PIMCO and Research Affiliates supported the renewal of the Agreements and the Subsidiary Agreements. The Independent Trustees and the Board as a whole concluded that the Agreements and the Subsidiary Agreements continued to be fair and reasonable to the Portfolios and their shareholders, that the fees charged under the Investment Advisory Contract, Supervision and Administration Agreement and the Subsidiary Agreements and the fees charged by Research Affiliates under the Asset Allocation Agreement on behalf of the Portfolios were fair and reasonable in light of the services provided, and that the renewal of the Agreements and the Subsidiary Agreements was in the best interests of the Portfolios and their shareholders.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	61

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank & Trust Co.

2323 Grand Boulevard, 5th Floor

Kansas City, MO 64108

Transfer Agent

SS&C Global Investor & Distribution Solutions, Inc.

80 Lamberton Road

Windsor, CT 06095

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Variable Insurance Trust.

pimco.com/pvit

PVITGLBLCORFSTMAR_123125

PIMCO VARIABLE INSURANCE TRUST

Annual Financial and Other Information

December 31, 2025

PIMCO Global Diversified Allocation Portfolio

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. (The variable product prospectus may be obtained by contacting your Investment Consultant.)

Important Information About the PIMCO Global Diversified Allocation Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company that includes the PIMCO Global Diversified Allocation Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

The Portfolio may invest in Institutional Class or Class M shares of any of the funds of PIMCO Funds and PIMCO Equity Series, affiliated open-end investment companies, except funds of funds and PIMCO California Municipal Opportunistic Value Fund and PIMCO National Municipal Opportunistic Value Fund (“Underlying PIMCO Funds”), and may also invest in other affiliated funds, including funds of PIMCO ETF Trust, and unaffiliated funds (collectively, the “Acquired Funds”). The Portfolio may invest in a combination of affiliated funds and unaffiliated funds, which may or may not be registered under the Investment Company Act of 1940, as amended (the “Act”), fixed income instruments, equity securities, forwards and derivatives, to the extent permitted under the Act or exemptive relief therefrom. The cost of investing in the Portfolio will generally be higher than the cost of investing in a mutual fund that only invests directly in individual stocks and bonds.

We believe that equity funds and bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that equity funds and bond funds are subject to notable risks.

Among other things, equity and equity-related securities may decline in value due to both real and perceived general market, economic and industry conditions. The value of equity securities, such as common stocks and preferred securities, has historically risen and fallen in periodic cycles and may decline due to general market conditions, which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. Equity securities may also decline due to factors that affect a particular industry or industries, such as labor shortages, increased production costs and competitive conditions within an industry. In addition, the value of an equity security may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services, as well as the historical and prospective earnings of the issuer and the value of its assets. Different types of equity securities may react differently to these developments and a change in the financial condition of a single issuer may affect securities markets as a whole.

During a general downturn in the securities markets, multiple asset classes, including equity securities, may decline in value simultaneously.

The market price of equity securities owned by the Portfolio may fluctuate, sometimes rapidly or unpredictably. Equity securities generally have greater price volatility than fixed income securities and common stocks generally have the greatest appreciation and depreciation potential of all corporate securities.

Bond funds and fixed income securities are subject to a variety of risks, including interest rate risk, liquidity risk and market risk. In an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed income securities and other instruments held by the Portfolio (and/or Underlying PIMCO Funds or Acquired Funds, as applicable) are likely to decrease in value. A wide variety of factors can cause interest rates or yields of U.S. Treasury securities (or yields of other types of bonds) to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Portfolio management will anticipate such movement accurately. The Portfolio may experience losses as a result of movements in interest rates.

Changing interest rates may have unpredictable effects on markets, which may detract from Portfolio performance. The interest rate environment has fluctuated in recent years, moving from historically low interest rates in 2020 and 2021 to high interest rates in 2022 and 2023 as a result of the U.S. Federal Reserve (the “Fed”) raising interest rates multiple times in efforts to combat inflation. Starting in late 2024 and again in 2025, the Fed lowered interest rates. It is uncertain whether rates will remain steady, increase or decrease in the future. As such, the Portfolio may face a heightened level of risk associated with changing interest rates and/or bond yields. This could be driven by a variety of factors, including but not limited to central bank monetary policies, changing inflation or real growth rates, general economic conditions, increasing bond issuances or reduced market demand for certain types of bonds or bonds generally. Further, while bond markets have steadily grown over the past three decades, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets”.

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than funds or securities with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets, or negatively impact the Portfolio’s performance or cause the Portfolio to incur losses. As a result, the Portfolio may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of the Portfolio.

2	PIMCO VARIABLE INSURANCE TRUST

The Portfolio may be subject to various risks as described in the Portfolio’s prospectus and in the Principal and Other Risks note in the Notes to Financial Statements.

Classifications of the Portfolio’s portfolio holdings in this report are made according to financial reporting standards. The classification of a particular portfolio holding as shown in the Schedule of Investments section of this report may differ from the classification used for the Portfolio’s compliance calculations, including those used in the Portfolio’s prospectus, investment objectives, regulatory and other investment limitations and policies, which may be based on different asset class, sector or geographical classifications. The Portfolio is separately monitored for compliance with respect to prospectus and regulatory requirements.

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

In February 2022, Russia launched an invasion of Ukraine. As a result, Russia and other countries, persons and entities that provided material aid to Russia’s aggression against Ukraine, have been the subject of economic sanctions and import and export controls imposed by countries throughout the world, including the United States. Such measures, including the United States’ enforcement of sanctions or other similar measures on various Russian entities and persons, and the Russian government’s response, have had and may continue to have an adverse effect on the Russian, Belarusian and other securities, instruments and economies, which may, in turn, negatively impact the Portfolio. The extent, duration and impact of Russia’s military action in Ukraine, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional, European and global economies and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors. Further, the Portfolio may have investments in securities and instruments that are economically tied to the region and may have been negatively impacted by the sanctions and counter-sanctions by Russia, including declines in value and reductions in liquidity. The sanctions may cause the Portfolio to sell portfolio holdings at a disadvantageous time or price or to continue to hold investments that the Portfolio may no longer seek to hold.

The United States’ enforcement of restrictions on U.S. investments in certain issuers and tariffs on goods from certain other countries has contributed to and may continue to contribute to international trade tensions and may impact portfolio securities (and/or portfolio securities of Underlying PIMCO Funds or Acquired Funds, as applicable). The U.S. government has indicated an intent to alter its approach to international trade policy, including in some cases renegotiating, modifying or terminating certain bilateral or multi-lateral trade arrangements with foreign countries, and it has proposed to take and/or taken related actions, including the imposition of or stated potential imposition of a broad range of tariffs. The imposition of tariffs, trade restrictions, currency restrictions or similar actions (or retaliatory measures taken in response) could lead to, for example, price volatility, reduced market sentiment, and changes in inflation expectations. These and other geopolitical events may contribute to increased instability in the U.S. and global economies and markets, which may have an adverse effect on the performance of the Portfolio and its investments.

Increased volatility in the U.S. and global markets could be harmful to the Portfolio, issuers in which it invests and other market participants and Portfolio service providers. For example, if a bank at which the Portfolio or issuer has an account fails, any cash or other assets in bank or custody accounts, which may be substantial in size, could be temporarily inaccessible or permanently lost by the Portfolio or issuer. If a bank that provides a subscription line credit facility, asset-based facility, other credit facility and/or other services to an issuer or to a fund fails, the issuer or fund could be unable to draw funds under its credit facilities or obtain replacement credit facilities or other services from other lending institutions with similar terms.

Issuers in which the Portfolio may invest can be affected by volatility in the banking sector. Even if banks used by issuers in which the Portfolio invests remain solvent, volatility in the banking sector could contribute to, cause or intensify an economic recession, increase the costs of capital and banking services or result in the issuers being unable to obtain or refinance indebtedness at all or on as favorable terms as could otherwise have been obtained. Potential impacts to the Portfolio and issuers resulting from volatility in the banking sector and accompanying market conditions and potential legislative or regulatory responses are uncertain. Such conditions and responses, as well as a changing interest rate environment, can contribute to decreased market liquidity and erode the value of certain holdings. Market volatility and uncertainty and/or a downturn in market and economic and financial conditions, as a result of developments in the banking sector or otherwise (including as a result of delayed access to cash or credit facilities), could have an adverse impact on the Portfolio and issuers in which it invests.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	3

Important Information About the PIMCO Global Diversified Allocation Portfolio	(Cont.)

The following table discloses the inception dates of the Portfolio and its respective share classes along with the Portfolio’s diversification status as of period end:

Portfolio Name	Portfolio Inception	Administrative Class	Advisor Class	Diversification Status
PIMCO Global Diversified Allocation Portfolio	04/30/12	04/30/12	04/30/13	Diversified

An investment in the Portfolio is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Portfolio. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither this Portfolio’s prospectus nor summary prospectus, the Trust’s Statement of Additional Information (“SAI”), any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or the Portfolio creates a contract between or among any shareholder of the Portfolio, on the one hand, and the Trust, the Portfolio, a service provider to the Trust or the Portfolio, and/or the Trustees or officers of the Trust, on the other hand. The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend the most recent prospectus or use a new prospectus, summary prospectus or SAI with respect to the Portfolio or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or the Portfolio is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to the Portfolio, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current prospectus or SAI.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Portfolio’s website at www.pimco.com/pvit, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Portfolio files portfolio holdings information with the SEC on Form N-PORT within 60 days of the end of each fiscal quarter. The Portfolio’s complete schedule of securities holdings as of the end of each fiscal quarter will be made available to the public on the SEC’s website at www.sec.gov and on PIMCO’s website at www.pimco.com/pvit, and will be made available, upon request, by calling PIMCO at (888) 87-PIMCO. In August 2024, the SEC adopted amendments to Form N-PORT requiring funds to file Form N-PORT reports on a monthly basis and within 30 days of month end, with each report being made public 60 days after month end. On April 16, 2025, the SEC extended the compliance date for Form N-PORT amendments and fund groups with $1 billion or more in net assets will be required to comply with the amendments for reports filed on or after November 17, 2027.

Paper copies of the Portfolio’s shareholder reports are required to be provided free of charge by the Portfolio, the insurance company or financial intermediary upon request.

In September 2023, the SEC adopted amendments to Rule 35d-1 under the Act, the rule governing fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. Changes to a fund’s calculation methodology for derivatives instruments for purposes of Rule 35d-1 consistent with such amendments and applicable regulatory interpretations thereof will not constitute a change to a fund’s policy adopted pursuant to Rule 35d-1 and will not require notice or shareholder approval. The amendments became effective on December 11, 2023. On March 14, 2025, the SEC extended the compliance date from December 11, 2025 to June 11, 2026 for fund groups with $1 billion or more in net assets and modified the operation of the compliance dates to allow for compliance based on the timing of certain annual disclosure and reporting obligations that are tied to a fund’s fiscal year-end.

4	PIMCO VARIABLE INSURANCE TRUST

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ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	5

Financial Highlights	PIMCO Global Diversified Allocation Portfolio

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gain	Total
Administrative Class

12/31/2025	$7.09	$0.34	$0.70	$1.04	$(0.42)	$0.00	$(0.42)

12/31/2024	6.79	0.36	0.24	0.60	(0.30)	0.00	(0.30)

12/31/2023	6.15	0.23	0.59	0.82	(0.19)	0.00	(0.19)

12/31/2022	11.03	0.32	(2.00)	(1.68)	(0.35)	(2.85)	(3.20)

12/31/2021	10.62	0.76	0.14	0.90	(0.49)	0.00	(0.49)
Advisor Class

12/31/2025	6.40	0.29	0.64	0.93	(0.41)	0.00	(0.41)

12/31/2024	6.15	0.32	0.23	0.55	(0.30)	0.00	(0.30)

12/31/2023	5.59	0.21	0.54	0.75	(0.19)	0.00	(0.19)

12/31/2022	10.37	0.25	(1.82)	(1.57)	(0.36)	(2.85)	(3.21)

12/31/2021	10.55	0.91	(0.02)	0.89	(1.07)	0.00	(1.07)

^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
(a)

Net asset value includes adjustments required by U.S. GAAP. These values, and other performance figures relying on them, such as average annual total return data included in the Portfolio’s prospectus and in any shareholder reports, may differ from net asset values and performance reported elsewhere with respect to the Portfolio.

(b)	Per share amounts based on average number of shares outstanding during the year or period.
(c)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(d)

Total return figures include adjustments required by U.S. GAAP. These values, and other performance figures relying on them, such as average annual total return data included in the Portfolio’s prospectus and in any shareholder reports, may differ from net asset values and performance reported elsewhere with respect to the Portfolio. Additionally, excludes applicable initial sales charges, contingent deferred sales charges and Variable Contract fees or expenses.

(e)

Ratios shown do not include expenses of the investment companies in which the Portfolio may invest. See Note 9, Fees and Expenses, in the Notes to Financial Statements for more information regarding the expenses and any applicable fee waivers associated with these investments.

6	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets(e)
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses	Expenses Excluding Waivers	Expenses Excluding Interest Expense	Expenses Excluding Interest Expense and Waivers	Net Investment Income (Loss)	Portfolio Turnover Rate

$7.71	15.07%	$2	0.46%	1.00%	0.46%	1.00%	4.63%	9%

7.09	8.99	2	0.47	1.00	0.47	1.00	5.02	10

6.79	13.66	1	0.47	1.00	0.47	1.00	3.77	12

6.15	(16.56)	1	0.47	1.00	0.47	1.00	3.51	18

11.03	8.60	11	0.47	1.00	0.47	1.00	7.04	15

6.92	15.07	161,303	0.56	1.10	0.56	1.10	4.47	9

6.40	9.02	173,105	0.57	1.10	0.57	1.10	4.96	10

6.15	13.64	187,466	0.57	1.10	0.57	1.10	3.66	12

5.59	(16.61)	182,762	0.57	1.10	0.57	1.10	3.57	18

10.37	8.51	226,050	0.57	1.10	0.57	1.10	8.46	15

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	7

Statement of Assets and Liabilities	PIMCO Global Diversified Allocation Portfolio	December 31, 2025

(Amounts in thousands†, except per share amounts)

Assets:

Investments, at value
Investments in Affiliates	$153,599
Financial Derivative Instruments
Exchange-traded or centrally cleared	945
Cash	290
Deposits with counterparty	4,794
Receivable for investments in Affiliates sold	2,696
Receivable for Portfolio shares sold	1
Interest and/or dividends receivable	13
Dividends receivable from Affiliates	363
Reimbursement receivable from PIMCO	77
Total Assets	162,778

Liabilities:
Financial Derivative Instruments
Exchange-traded or centrally cleared	$530
Payable for investments in Affiliates purchased	401
Payable for Portfolio shares redeemed	385
Accrued investment advisory fees	64
Accrued supervisory and administrative fees	57
Accrued distribution fees	36
Total Liabilities	1,473

Commitments and Contingent Liabilities^

Net Assets	$161,305

Net Assets Consist of:

Paid in capital	$157,957
Distributable earnings (accumulated loss)	3,348

Net Assets	$161,305

Net Assets:

Administrative Class	$2
Advisor Class	161,303

Shares Issued and Outstanding:

Administrative Class	0
Advisor Class	23,320

Net Asset Value Per Share Outstanding(a):

Administrative Class	$7.71
Advisor Class	6.92

Cost of investments in Affiliates	$141,127
Cost or premiums of financial derivative instruments, net	$1,051

†	A zero balance may reflect actual amounts rounding to less than one thousand.
^	See Note 9, Fees and Expenses, in the Notes to Financial Statements for more information.
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Portfolio.

8	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Statement of Operations	PIMCO Global Diversified Allocation Portfolio

Year Ended December 31, 2025
(Amounts in thousands†)

Investment Income:

Interest	$174
Dividends from Investments in Affiliates	8,210
Total Income	8,384

Expenses:

Investment advisory fees	749
Supervisory and administrative fees	666
Distribution and/or servicing fees - Advisor Class	416
Trustee fees	8
Miscellaneous expense	2
Total Expenses	1,841
Waiver and/or Reimbursement by PIMCO	(894)
Net Expenses	947

Net Investment Income (Loss)	7,437

Net Realized Gain (Loss):
Investments in Affiliates	(147)
Net capital gain distributions received from Affiliate investments	1,530
Exchange-traded or centrally cleared financial derivative instruments	(307)

Net Realized Gain (Loss)	1,076

Net Change in Unrealized Appreciation (Depreciation):

Investments in Affiliates	11,871
Exchange-traded or centrally cleared financial derivative instruments	2,719

Net Change in Unrealized Appreciation (Depreciation)	14,590

Net Increase (Decrease) in Net Assets Resulting from Operations	$23,103

†	A zero balance may reflect actual amounts rounding to less than one thousand.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	9

Statements of Changes in Net Assets	PIMCO Global Diversified Allocation Portfolio

(Amounts in thousands†)	Year Ended December 31, 2025	Year Ended December 31, 2024

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$7,437	$9,151
Net realized gain (loss)	1,076	8,337
Net change in unrealized appreciation (depreciation)	14,590	(1,106)

Net Increase (Decrease) in Net Assets Resulting from Operations	23,103	16,382

Distributions to Shareholders:

From net investment income and/or net realized capital gains
Administrative Class	(0)	(0)
Advisor Class	(10,301)	(8,501)

Total Distributions(a)	(10,301)	(8,501)

Portfolio Share Transactions:

Net increase (decrease) resulting from Portfolio share transactions*	(24,604)	(22,241)

Total Increase (Decrease) in Net Assets	(11,802)	(14,360)

Net Assets:

Beginning of year	173,107	187,467
End of year	$161,305	$173,107

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

10	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Schedule of Investments	PIMCO Global Diversified Allocation Portfolio	December 31, 2025

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 95.2%

MUTUAL FUNDS (a) 90.8%

PIMCO Emerging Markets Bond Fund	538,749	$4,903

PIMCO Global Advantage® Strategy Bond Fund	623,495	6,534

PIMCO Income Fund	742,582	8,161

PIMCO International Bond Fund (U.S. Dollar-Hedged)	492,674	4,892

PIMCO Investment Grade Credit Bond Fund	886,013	8,151

PIMCO RAE International Fund	903,821	8,125

PIMCO RAE PLUS EMG Fund	972,974	8,115

PIMCO RAE PLUS Small Fund	444,281	8,073

PIMCO Real Return Fund	785,585	8,147

PIMCO Short-Term Fund	2,530,586	24,496

PIMCO StocksPLUS® Fund	635,504	8,077

	SHARES	MARKET VALUE (000S)

PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	864,402	$8,108

PIMCO StocksPLUS® International Fund (Unhedged)	1,190,991	16,221

PIMCO Total Return Fund IV	2,527,581	24,442

Total Mutual Funds (Cost $133,984)		146,445

	SHARES	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 4.4%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.4%

PIMCO Short-Term Floating NAV Portfolio III	734,421	$7,154

Total Short-Term Instruments (Cost $7,143)		7,154

Total Investments in Affiliates (Cost $141,127)		153,599

Total Investments 95.2% (Cost $141,127)		$153,599

Financial Derivative Instruments (b) 0.3% (Cost or Premiums, net $1,051)		415

Other Assets and Liabilities, net 4.5%		7,291

Net Assets 100.0%		$161,305

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Institutional Class Shares of each Fund.

(b) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

OPTIONS ON INDEXES

Description	Strike Value	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CBOE S&P 500	4,750.000	12/18/2026	25	$3	$178	$157
Put - CBOE S&P 500	5,425.000	12/18/2026	25	3	313	281
Put - CBOE S&P 500	6,100.000	12/18/2026	25	3	560	507

Total Purchased Options					$1,051	$945

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
E-Mini S&P 500 Index March Futures	03/2026	205	$70,648	$270	$0	$(530)

Total Futures Contracts				$270	$0	$(530)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of December 31, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$ 945	$ 0	$ 0	$ 945	$ 0	$ (530)	$ 0	$ (530)

Cash of $4,794 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2025. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	11

Schedule of Investments	PIMCO Global Diversified Allocation Portfolio	(Cont.)	December 31, 2025

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Statement of Assets and Liabilities as of December 31, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$945	$0	$0	$945

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$530	$0	$0	$530

The effect of Financial Derivative Instruments on the Statement of Operations for the period ended December 31, 2025:
	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$170	$0	$0	$170
Futures	0	0	(477)	0	0	(477)

	$0	$0	$(307)	$0	$0	$(307)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$(16)	$0	$0	$(16)
Futures	0	0	2,735	0	0	2,735

	$0	$0	$2,719	$0	$0	$2,719

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of December 31, 2025 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2025
Investments in Affiliates, at Value
Mutual Funds	$146,445	$0	$0	$146,445
Short-Term Instruments
Central Funds Used for Cash Management Purposes	7,154	0	0	7,154

Total Investments	$153,599	$0	$0	$153,599

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$945	$0	$945

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2025
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$(530)	$0	$0	$(530)

Total Financial Derivative Instruments	$(530)	$945	$0	$415

Totals	$153,069	$945	$0	$154,014

There were no significant transfers into or out of Level 3 during the period ended December 31, 2025.

12	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Notes to Financial Statements	December 31, 2025

1. ORGANIZATION

PIMCO Variable Insurance Trust (the “Trust”) is a Delaware statutory trust established under a trust instrument dated October 3, 1997. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans. Information presented in these financial statements pertains to the Administrative Class and Advisor Class shares of the PIMCO Global Diversified Allocation Portfolio (the “Portfolio”) offered by the Trust. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Portfolio.

The Portfolio may invest in Institutional Class or Class M shares of any funds of the PIMCO Funds and PIMCO Equity Series, affiliated open-end investment companies, except funds of funds and PIMCO California Municipal Opportunistic Value Fund and PIMCO National Municipal Opportunistic Value Fund (collectively, “Underlying PIMCO Funds”), and may also invest in other affiliated funds, including funds of PIMCO ETF Trust, and unaffiliated funds, which may or may not be registered under the Act (collectively, “Acquired Funds”).

Hereinafter, the Board of Trustees of the Portfolio shall be collectively referred to as the “Board.”

The Portfolio has adopted the Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280) — Improvements to Reportable Segment Disclosures. Adoption of the standard impacted financial statement disclosures only and did not affect the Portfolio’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and to assess its performance, and has discrete financial information available. The Officers, as listed in the Management of the Trust section of the most recent Statement of Additional Information, act as the Portfolio’s CODM. The Portfolio represents a single operating segment, as the CODM monitors the operating results of the Portfolio as a whole and the Portfolio’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Portfolio’s portfolio managers as a team. The financial information in the form of the Portfolio’s portfolio composition, total returns, expense ratios and changes in net assets

(i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Portfolio’s comparative benchmarks and to make resource allocation decisions for the Portfolio’s single segment, is consistent with that presented within the Portfolio’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Portfolio is treated as an investment company under the reporting requirements of U.S. GAAP, including but not limited to ASC 946. The functional and reporting currency for the Portfolio is the U.S. dollar. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statement of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Statement of

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	13

Notes to Financial Statements	(Cont.)

Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable. A debt obligation may be granted, in certain situations, a contractual or non-contractual forbearance for interest payments that are expected to be paid after agreed upon pay dates.

(b) Multi-Class Operations Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains (losses) are allocated daily based on the relative net assets of each class of the Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees. Under certain circumstances, the per share net asset value (“NAV”) of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(c) Distributions to Shareholders Distributions from net investment income, if any, are declared and distributed to shareholders quarterly. In addition, the Portfolio distributes any net capital gains it earns from the sale of portfolio securities to shareholders no less frequently than annually. The Portfolio may revise its distribution policy or postpone the payment of distributions at any time.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income distributions and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Separately, if the Portfolio determines or estimates, as applicable, that a portion of a distribution may be comprised of amounts from sources other than net investment income in accordance with its policies, accounting records (if applicable) and accounting practices, the Portfolio will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. For these purposes, the Portfolio determines or estimates, as applicable, the source or sources from which a distribution is paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is determined or estimated, as applicable, that a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between the Portfolio’s daily internal accounting records and practices, the Portfolio’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, the Portfolio’s internal accounting records and practices may take into account, among other factors, tax-related characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include but are not limited to, for certain funds, the treatment of periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible that the Portfolio may not issue a Section 19 Notice in situations where the Portfolio’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Final determination of a distribution’s tax character will be provided to shareholders when such information is available.

Distributions classified as a tax basis return of capital at the Portfolio’s fiscal year end, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital on the Statement of Assets and Liabilities. In addition, other amounts have been reclassified between distributable earnings (accumulated loss) and paid in capital on the Statement of Assets and Liabilities to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(d) New Accounting Pronouncements and Regulatory Updates In September 2023, the U.S. Securities and Exchange Commission (“SEC”) adopted amendments to Rule 35d-1 under the Act, which governs fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and

14	PIMCO VARIABLE INSURANCE TRUST

December 31, 2025

address the calculation methodology of derivatives instruments for purposes of the rule. Changes to a fund’s calculation methodology for derivatives instruments for purposes of Rule 35d-1 consistent with such amendments and applicable regulatory interpretations thereof will not constitute a change to a fund’s policy adopted pursuant to Rule 35d-1 and will not require notice or shareholder approval. The amendments became effective December 11, 2023. On March 14, 2025, the SEC extended the compliance date from December 11, 2025 to June 11, 2026 for fund groups with $1 billion or more in net assets and modified the operation of the compliance dates to allow for compliance based on the timing of certain annual disclosure and reporting obligations that are tied to a fund’s fiscal year-end. At this time, management is evaluating the implications of these changes on the financial statements.

In December 2023, FASB issued ASU 2023-09, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. Management has implemented changes in connection with the amendments and where applicable included additional disclosure in the Notes to Financial Statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The NAV of the Portfolio’s shares, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Portfolio or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Portfolio’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolio or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Portfolio may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Portfolio generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Portfolio may calculate its NAV as of the NYSE Close for such day or such other time that the Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange or the NYSE Close if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated PIMCO as the valuation designee (“Valuation Designee”) for the Portfolio to perform the fair value determination relating to all Portfolio investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of portfolio investments. The Valuation Designee may value portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, exchange-traded funds (“ETFs”), exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	15

Notes to Financial Statements	(Cont.)

exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures, are valued at the settlement price determined by the relevant exchange. Swap agreements and swaptions are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Portfolio’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Portfolio may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Portfolio’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio’s next calculated NAV. An alternative exchange rate may be obtained from a Pricing Source or an exchange rate may otherwise be determined if believed to be more reflective of the rates at which the Portfolio may transact.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and procedures are intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold. The Portfolio’s use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Frequent or Excessive Purchases, Exchanges and Redemptions” section in the Portfolio’s prospectus.

Under certain circumstances, the per share NAV of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

∎	Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

∎	Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

16	PIMCO VARIABLE INSURANCE TRUST

December 31, 2025

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between fair value Levels of the Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE

Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	17

Notes to Financial Statements	(Cont.)

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the

Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

Investments in Affiliates

The Portfolio invests under normal circumstances in Acquired Funds which are considered to be affiliated with the Portfolio. The Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. A complete schedule of portfolio holdings for each affiliate fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available at the SEC’s website at www.sec.gov. A copy of each Acquired Fund’s shareholder report is also available at the SEC’s website at www.sec.gov, and a copy of each affiliate fund’s shareholder report is available on the Portfolio’s website at www.pimco.com, or upon request, as applicable. The table below shows the Portfolio’s transactions in and earnings from investments in the affiliated funds for the period ended December 31, 2025 (amounts in thousands†):

Underlying PIMCO Funds	Market Value 12/31/2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 12/31/2025	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO Emerging Markets Bond Fund	$5,231	$401	$(1,107)	$(88)	$466	$4,903	$355	$0

PIMCO Global Advantage® Strategy Bond Fund	6,957	419	(1,126)	22	262	6,534	290	0

PIMCO Income Fund	8,711	669	(1,595)	(114)	490	8,161	518	0

PIMCO International Bond Fund (U.S. Dollar-Hedged)	5,231	392	(730)	(26)	25	4,892	213	0

PIMCO Investment Grade Credit Bond Fund	8,699	637	(1,487)	(151)	453	8,151	399	0

PIMCO RAE International Fund	8,673	944	(3,235)	104	1,639	8,125	406	524

PIMCO RAE PLUS EMG Fund	8,698	638	(2,907)	188	1,498	8,115	572	0

PIMCO RAE PLUS Small Fund	8,693	1,135	(2,139)	(87)	471	8,073	440	0

PIMCO Real Return Fund	8,679	554	(1,444)	(41)	399	8,147	323	0

PIMCO Short-Term Floating NAV Portfolio III	7,727	81,127	(81,700)	6	(6)	7,154	428	0

PIMCO Short-Term Fund	26,131	1,841	(3,614)	36	102	24,496	1,060	0

PIMCO StocksPLUS® Fund	8,632	1,603	(2,160)	414	(412)	8,077	390	1,006

PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	8,714	996	(2,588)	558	428	8,108	946	0

PIMCO StocksPLUS® International Fund (Unhedged)	17,345	977	(6,215)	(735)	4,849	16,221	821	0

PIMCO Total Return Fund IV	26,086	1,890	(4,508)	(233)	1,207	24,442	1,049	0

Totals	$164,207	$94,223	$(116,555)	$(147)	$11,871	$153,599	$8,210	$1,530

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund, unless otherwise advised on IRS Form 1099-DIV. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio (and where applicable, certain Acquired Funds and Underlying PIMCO Funds) may enter into the borrowings and other financing transactions described below to the extent permitted by the Portfolio’s investment policies.

The following disclosures contain information on the Portfolio’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Portfolio. The location of these instruments in the Portfolio’s financial statements is described below.

Interfund Lending In accordance with an exemptive order (the “Order”) from the SEC, each Portfolio of the Trust may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Portfolio’s investment policies and restrictions. Each Portfolio is currently permitted to borrow under the Interfund Lending Program. A

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lending portfolio may lend in aggregate up to 15% of its current net assets at the time of the interfund loan, but may not lend more than 5% of its net assets to any one borrowing portfolio through the Interfund Lending Program. A borrowing portfolio may not borrow through the Interfund Lending Program or from any other source if its total outstanding borrowings immediately after the borrowing would be more than 33 1/3% of its total assets (or any lower threshold provided for by the portfolio’s investment restrictions). If a borrowing portfolio’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interfund loan rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending portfolio and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended December 31, 2025, the Portfolio did not participate in the Interfund Lending Program.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The Portfolio (and where applicable, certain Acquired Funds and Underlying PIMCO Funds) may enter into the financial derivative instruments described below to the extent permitted by the Portfolio’s investment policies.

The following disclosures contain information on how and why the Portfolio uses financial derivative instruments, and how financial derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedule of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Schedule of Investments, serve as indicators of the volume of financial derivative activity for the Portfolio.

(a) Futures Contracts are agreements to buy or sell a security or other asset for a set price on a future date and are traded on an exchange. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by the Portfolio (“Futures Variation Margin”). Futures Variation Margins, if any, are disclosed within centrally cleared financial derivative instruments on the Statement of Assets and Liabilities. Gains (losses) are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the Futures Variation Margin included within exchange traded or centrally cleared financial derivative instruments on the Statement of Assets and Liabilities.

(b) Options Contracts may be written or purchased to enhance returns or to hedge an existing position or future investment. The Portfolio may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put, an amount equal to the premium received is recorded and subsequently marked to market to reflect the current value of the option written. These amounts are included on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain (loss). Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (“call”) or purchased (“put”) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included as an asset on the Statement of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	19

Notes to Financial Statements	(Cont.)

options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) when the underlying transaction is executed.

Options on Indexes (“Index Option”) use a specified index as the underlying instrument for the option contract. The exercise for an Index Option will not include physical delivery of the underlying index but will result in a cash transfer of the amount of the difference between the settlement price of the underlying index and the strike price.

7. PRINCIPAL AND OTHER RISKS

(a) Principal Risks

The principal risks of investing in the Portfolio, which could adversely affect its net asset value, yield and total return, are listed below. The principal risks of investing in the Portfolio include risks from direct investments and/or indirect exposure through investment in Acquired Funds or Underlying PIMCO Funds. Please see “Description of Principal Risks” in the Portfolio’s prospectus for a more detailed description of the risks of investing in the Portfolio.

Allocation Risk is the risk that the Portfolio could experience losses as a result of less than optimal or poor asset allocation decisions. The Portfolio could miss attractive investment opportunities by underweighting markets that subsequently experience significant returns and could lose value by overweighting markets that subsequently experience significant declines.

Acquired Fund Risk is the risk that the Portfolio’s performance is closely related to the risks associated with the securities and other investments held by the Acquired Funds and that the ability of the Portfolio to achieve its investment objective will depend upon the ability of the Acquired Funds to achieve their investment objectives. Investments in Acquired Funds that are exchange-traded funds are also subject to market risk, tracking error, the potential for trading at a discount or premium to their net asset value, bid/ask spread costs as well as the risks of the underlying securities they hold. In addition, the Portfolio’s performance will be reduced by the Portfolio’s proportionate amount of the expenses of any Acquired Funds in which it invests.

Equity Risk is the risk that the value of equity or equity-related securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity or equity-related securities generally have greater price volatility than fixed income securities. In addition, preferred securities may be subject to greater credit risk or other risks, such as risks related to deferred and omitted distributions, limited voting rights, liquidity, interest rates, regulatory changes and special redemption rights.

Interest Rate Risk is the risk that fixed income securities will fluctuate in value due to changes in interest rates; a portfolio with a longer average portfolio duration will be more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration. Factors such as government policy, inflation, the economy, and market for bonds can impact interest rates and yields.

Call Risk is the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons including declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality. If an issuer calls a security that the Portfolio has invested in, the Portfolio may not recoup the full amount of its initial investment or may not realize the full anticipated earnings from the investment and may be forced to reinvest in lower- yielding securities, securities with greater credit risks or securities with other, less favorable features.

Credit Risk is the risk that the Portfolio could experience losses if the issuer or guarantor of a fixed income security, the counterparty to a derivative contract, or the issuer or guarantor of collateral, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

High Yield Risk is the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of market, credit, call and liquidity risks. High yield securities are considered primarily speculative by rating agencies with respect to the issuer’s continuing ability to make principal and interest payments, and their values may be more volatile than higher-rated securities of similar maturity.

Market Risk is the risk that the value of securities owned by the Portfolio may fluctuate, sometimes rapidly or unpredictably, due to a variety of factors affecting securities markets generally or particular industries or sectors.

Issuer Risk is the risk that the value of a security may decline for reasons related to the issuer, such as management performance, changes in financial condition or credit rating, financial leverage, reputation or reduced demand for the issuer’s goods or services.

Liquidity Risk is the risk that a particular investment may be difficult to purchase or sell and that the Portfolio may be unable to sell investments at an advantageous time or price or achieve its desired

20	PIMCO VARIABLE INSURANCE TRUST

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level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity. The liquidity of the Portfolio’s shares may be constrained by the liquidity of the Portfolio’s portfolio holdings.

Derivatives Risk is the risk of investing in derivative instruments (such as forwards, futures, options, swaps and structured securities) and other similar investments, including leverage, liquidity, interest rate, market, counterparty (including credit), operational, legal and management risks, and valuation complexity. Changes in the value of a derivative or other similar investment may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Portfolio could lose more than the initial amount invested. Changes in the value of a derivative or other similar instrument may also create margin delivery or settlement payment obligations for the Portfolio. The Portfolio’s use of derivatives or other similar investments may result in losses to the Portfolio, a reduction in the Portfolio’s returns and/or increased volatility. Non-centrally-cleared over-the-counter (“OTC”) derivatives or other similar investments are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for non-centrally-cleared OTC derivatives or other similar investments. The primary credit risk on derivatives or other similar investments that are exchange-traded or traded through a central clearing counterparty resides with the Portfolio’s clearing broker or the clearinghouse. Changes in regulations relating to a registered fund’s use of derivatives and related instruments could potentially limit or impact the Portfolio’s ability to invest in derivatives, limit the Portfolio’s ability to employ certain strategies that use derivatives or other similar investments and/or adversely affect the value of derivatives or other similar investments and the Portfolio’s performance.

Model Risk is the risk that the Portfolio’s investment models used in making investment allocation decisions may not adequately take into account certain factors, or may contain design flaws or faulty assumptions, and may rely on incomplete or inaccurate data inputs, any of which may result in a decline in the value of an investment in the Portfolio. The performance of the investment models may be impacted by software or other technology malfunctions, human error, programming inaccuracies, power loss, and other events or circumstances, which may be difficult to detect and may be beyond the control of the Portfolio.

Commodity Risk is the risk that investing in commodity-linked derivative instruments and commodities, either directly or indirectly through a subsidiary, may subject the Portfolio to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments or commodities may be affected by changes in overall market movements, foreign currency exchange rates, commodity index volatility, changes in inflation, interest rates, or supply and demand factors affecting a particular industry or commodity market, such as drought, floods, weather, livestock disease, pandemics and public health emergencies, embargoes, taxation, war, terrorism, cyber hacking, economic and political developments, environmental proceedings, tariffs, changes in storage costs, availability of transportation systems, and international economic, political and regulatory developments. Investments in commodities can also present risks associated with transportation and delivery, custody, storage and maintenance, illiquidity, and the unavailability of accurate market valuations of the commodity.

Mortgage-Related and Other Asset-Backed Securities Risk is the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk. The Portfolio may invest in any tranche of mortgage-related and other asset-backed securities, including junior and/or equity tranches (to the extent consistent with the Portfolio’s guidelines), which generally carry higher levels of the foregoing risks.

Foreign (Non-U.S.) Investment Risk is the risk that investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a portfolio that invests exclusively in securities of U.S. companies, due to smaller or less developed markets, differing financial reporting, accounting, corporate governance and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable U.S. or foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, political changes, diplomatic developments, trade restrictions (including tariffs) or the imposition of sanctions and other similar measures. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Real Estate Risk is the risk that the Portfolio’s investments in real estate investment trusts (“REITs”) or real estate-linked derivative instruments will subject the Portfolio to risks similar to those associated with direct ownership of real estate, including risks related to losses from casualty or condemnation, changes in local and general economic conditions, fluctuations in supply and demand, interest rate changes, zoning laws, regulatory limitations on rents, property taxes and operating expenses. The Portfolio’s investments in REITs or real estate-linked derivative instruments subject it to

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Notes to Financial Statements	(Cont.)

management and tax risks. In addition, REITs that are privately held or not traded on a national securities exchange may subject the Portfolio to liquidity and valuation risk.

Emerging Markets Risk is the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk.

Sovereign Debt Risk is the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit events resulting from an issuer’s inability or unwillingness to make principal or interest payments in a timely fashion.

Currency Risk is the risk that foreign (non-U.S.) currencies may fluctuate in value relative to the U.S. dollar, which can affect the value of the Portfolio’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Leveraging Risk is the risk that certain transactions of the Portfolio, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, and derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Portfolio to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss. The use of leverage may also increase the Portfolio’s sensitivity to interest rate changes and other market risks.

Smaller Company Risk is the risk that the value of securities issued by a smaller company may fluctuate, sometimes rapidly and unpredictably as compared to more widely held securities, due to narrow markets and limited resources of smaller companies. Investments in smaller companies generally are subject to greater levels of credit, market and issuer risk.

Management Risk is the risk that the investment techniques and risk analyses applied by PIMCO, including the use of quantitative models or methods, will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio managers in connection with managing the Portfolio and may cause PIMCO to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of the Portfolio will be achieved.

Tax Risk is the risk that the tax treatment of swap agreements and other derivative instruments, such as commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures, and options on futures, may be affected by future regulatory or legislative changes that could affect whether income from such investments is “qualifying income” under Subchapter M of the Internal Revenue Code, or otherwise affect the character, timing and/or amount of the Portfolio’s taxable income or gains and distributions.

Short Exposure Risk is the risk of entering into short sales or other short positions, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale or other short position will not fulfill its contractual obligations, causing a loss to the Portfolio.

Value Investing Risk is the risk that a value stock may decrease in price or may not increase in price as anticipated by PIMCO if it continues to be undervalued by the market or the factors that the portfolio manager believes will cause the stock price to increase do not occur.

Convertible Securities Risk is the risk that arises because convertible securities share both fixed income and equity characteristics. Convertible securities are subject to risks to which fixed income and equity investments are subject. These risks include equity risk, interest rate risk and credit risk.

Exchange-Traded Fund Risk is the risk that an exchange-traded fund may not achieve its investment objective, among other reasons, because of regulatory restrictions, including, for example, exchange rules, market prices of shares of an exchange-traded fund may fluctuate rapidly and materially, or shares of an exchange-traded fund may trade significantly above or below net asset value, any of which may cause losses to the Portfolio invested in the exchange-traded fund.

(b) Other Risks

In general, the Portfolio may be subject to additional risks, including, but not limited to, risks related to government regulation and intervention in financial markets, operational risks, risks associated with financial, economic and global market disruptions, and cyber security risks. Please see the Portfolio’s prospectus and Statement of Additional Information for a more detailed description of the risks of investing in the Portfolio. Please see the Important Information section of this report for additional discussion of certain regulatory and market developments that may impact the Portfolio’s performance.

Market Disruptions Risk The Portfolio is subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including those arising from actual or threatened war or armed conflicts, military conflicts, terrorism, social unrest, recessions, supply chain disruptions, market manipulation, government interventions, defaults and shutdowns, political and regulatory changes or diplomatic developments or the imposition of sanctions and other measures, including the imposition of

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tariffs, or other U.S. economic policies and any related public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), bank failures and natural/ environmental disasters, which can all negatively impact the securities markets and cause the Portfolio to lose value. These events can also impair the technology and other operational systems upon which the Portfolio’s service providers, including PIMCO as the Portfolio’s investment adviser, rely, and could otherwise disrupt the Portfolio’s service providers’ ability to fulfill their obligations to the Portfolio.

Government Intervention in Financial Markets Federal, state, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which the Portfolio invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Portfolio itself is regulated. Such legislation or regulation could limit or preclude the Portfolio’s ability to achieve its investment objective. Also, while such legislation or regulations are intended to strengthen markets, systems and public finances, they could affect fund expenses and the value of fund investments in unpredictable ways. Furthermore, volatile financial markets can expose the Portfolio to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Portfolio. The value of the Portfolio’s holdings is also generally subject to the risk of future local, national, or global economic disturbances based on unknown weaknesses in the markets in which the Portfolio invests. In addition, it is not certain that the U.S. Government will intervene in response to a future market disturbance and the effect of any such future intervention cannot be predicted. It is difficult for issuers to prepare for the impact of future financial downturns, although companies can seek to identify and manage future uncertainties through risk management programs.

Regulatory Risk Financial entities, such as investment companies and investment advisers, are generally subject to extensive government regulation and intervention. Government regulation and/or intervention may change the way the Portfolio is regulated, affect the expenses incurred directly by the Portfolio and the value of its investments, and limit and/or preclude the Portfolio’s ability to achieve its investment objective. Government regulation may change frequently and may have significant adverse consequences. Moreover, government regulation may have unpredictable and unintended effects.

Operational Risk An investment in the Portfolio, like any fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on the Portfolio. While the Portfolio seeks to minimize such events through controls and oversight, there may still be failures that could cause losses to the Portfolio.

Cyber Security Risk As the use of complex information technology and communication systems, including cloud-based technology, has become more prevalent and interconnected in the course of business, the Portfolio has become potentially more susceptible to operational and information security risks resulting from breaches in cyber security despite the efforts of PIMCO, the Portfolio, or their service providers to adopt technologies, processes, and practices intended to mitigate these risks. Disruptions or failures that affect service providers, counterparties, market participants or issuers of securities that are held by the Portfolio may adversely affect PIMCO or the Portfolio, including by causing losses or impairing PIMCO’s or the Portfolio’s operations. A breach in cyber security refers to both intentional and unintentional cyber events that may, among other things, cause the Portfolio to lose proprietary information, suffer data corruption and/or destruction or lose operational capacity, result in the unauthorized release or other misuse of confidential information, or otherwise disrupt normal business operations. Geopolitical tensions can increase the scale and sophistication of deliberate cybersecurity attacks, particularly those from nation-states or from entities with nation-state backing, who may desire to use cybersecurity attacks to cause damage or create leverage against geopolitical rivals. Cyber security failures or breaches may result in financial losses to the Portfolio and its shareholders. These failures or breaches may also result in disruptions to business operations, potentially resulting in financial losses; interference with the Portfolio’s ability to calculate its net asset value, process shareholder transactions or otherwise transact business with shareholders; impediments to trading; violations of applicable privacy and other laws; regulatory fines; penalties; third-party claims in litigation; reputational damage; reimbursement or other compensation costs; additional compliance and cyber security risk management costs and other adverse consequences. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. There is also a risk that cyber security breaches may not be detected. The Portfolio and its shareholders may suffer losses as a result of a cyber security breach related to the Portfolio, its service providers, trading counterparties or the issuers in which the Portfolio invests.

8. MASTER NETTING ARRANGEMENTS

The Portfolio may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is

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Notes to Financial Statements	(Cont.)

intended to improve legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes, the Statement of Assets and Liabilities generally presents derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statement of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. The Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase and certain sale-buyback transactions between the Portfolio and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA securities, delayed-delivery or certain sale-buyback transactions by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedule of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission. In the United States, counterparty risk may be reduced as creditors of an FCM cannot have a claim to Portfolio assets in the segregated account. FCM customers, such as the Portfolio, are permitted to transfer their customer account (and cleared derivative transactions held in such customer account) from one FCM to another FCM. Upon completion of the transfer, the customer maintains the same economic position with respect to the outstanding exposure. As such, these transfers are not recognized as dispositions and reacquisitions of the affected derivative positions. Variation margin, which reflects changes in market value, is generally exchanged daily, but may not be netted between futures and cleared OTC derivatives unless the parties have agreed to a separate arrangement in respect of portfolio margining. The porting of exposure between FCMs has no impact on the market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin; these values as of period end are disclosed in the Notes to Schedule of Investments.

Prime Broker Arrangements may be entered into to facilitate execution and/or clearing of listed equity option transactions or short sales of equity securities between the Portfolio and selected counterparties. The arrangements provide guidelines surrounding the rights, obligations and other events, including, but not limited to, margin, execution and settlement. These agreements maintain provisions for, among other things, payments, maintenance of collateral, events of default and termination. Margin and other assets delivered as collateral are typically in the possession of the prime broker and would offset any obligations due to the prime broker. The market values of listed options and securities sold short and related collateral are disclosed in the Notes to Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by the Portfolio with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect

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to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. The ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level or as required by regulation. Similarly, if required by regulation, the Portfolio may be required to post additional collateral beyond coverage of daily exposure. These amounts, if any, may (or if required by law, will) be segregated with a third-party custodian. To the extent the Portfolio is required by regulation to post additional collateral beyond coverage of daily exposure, it could potentially incur costs, including in procuring eligible assets to meet collateral requirements, associated with such posting. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

9. FEES AND EXPENSES

(a) Investment Advisory Fee PIMCO is a majority-owned subsidiary of Allianz Asset Management of America LLC (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table in note (b) below.

(b) Supervisory and Administrative Fee PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory Fee and Supervisory and Administrative Fees for all classes, as applicable, are charged at the annual rate as noted in the following table (calculated as a percentage of the Portfolio’s average daily net assets attributable to each class):

Investment Advisory Fee	Supervisory and Administrative Fee
All Classes	Administrative Class	Advisor Class
0.45%	0.40%	0.40%

(c) Distribution and Servicing Fees PIMCO Investments LLC, a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted an Administrative Services Plan with respect to the Administrative Class shares of the Portfolio pursuant to Rule 12b-1 under the Act (the “Administrative Plan”). Under the terms of the Administrative Plan, the Trust is permitted to compensate the Distributor, out of the Administrative Class assets of the Portfolio, in an amount up to 0.15% on an annual basis of the average daily net assets of that class, for providing, or procuring through financial firms, administrative, recordkeeping and investor services for Administrative Class shareholders of the Portfolio.

The Trust has adopted a separate Distribution and Servicing Plan for the Advisor Class shares of the Portfolio (the “Distribution and Servicing Plan”). The Distribution and Servicing Plan has been adopted pursuant to Rule 12b-1 under the Act. The Distribution and Servicing Plan permits the Portfolio to compensate the Distributor for providing, or procuring through financial firms, distribution, administrative, recordkeeping, shareholder and/or related services with respect to Advisor Class shares. The Distribution and Servicing Plan permits the Portfolio to make total payments at an annual rate of up to 0.25% of the average daily net assets attributable to its Advisor Class shares.

	Distribution Fee	Servicing Fee

Administrative Class	—	0.15%

Advisor Class	0.25%	—

(d) Portfolio Expenses PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Portfolio, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders, or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses (including, without limitation, fees and expenses of outside legal counsel or third-party consultants retained in connection with reviewing, negotiating and structuring specialized loans and other investments made by the Portfolio, and any costs associated with originating loans, asset securitizations, alternative lending-related strategies and so-called “broken-deal costs” (e.g., fees, costs, expenses and liabilities, including, for example, due diligence-related fees, costs, expenses and liabilities, with respect to unconsummated investments)); (iv) costs of borrowing money, including interest expenses; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organizational and offering expenses of the Trust and the Portfolio, and any other expenses which are capitalized in accordance with

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	25

Notes to Financial Statements	(Cont.)

generally accepted accounting principles; and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class.

(e) Remuneration Paid to Directors, Officers and Others (N-CSR Item 10) The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates. The pro rata share of Trustee fees for the Portfolio is reflected on the Statement of Operations as Trustee fees.

(f) Expense Limitation Pursuant to the Expense Limitation Agreement, PIMCO has contractually agreed, through May 1, 2026, to waive a portion of the Portfolio’s Supervisory and Administrative Fee, or reimburse the Portfolio, to the extent that the Portfolio’s organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata share of Trustee fees exceed 0.0049% (the “Expense Limit”) (calculated as a percentage of the Portfolio’s average daily net assets attributable to each class). The Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term. The waiver, if any, is reflected on the Statement of Operations as a component of Waiver and/or Reimbursement by PIMCO. As of December 31, 2025, the amount waived and/or reimbursed was $2,241.

In any month in which the supervision and administration agreement is in effect, PIMCO is entitled to reimbursement by the Portfolio of any portion of the supervisory and administrative fee waived or reimbursed pursuant to the Expense Limitation Agreement (the “Reimbursement Amount”) within thirty-six months of the time of the waiver, provided that such amount paid to PIMCO will not: i) together with any organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata Trustee fees, exceed, for such month, the Expense Limit (or the amount of the expense limit in place at the time the amount being recouped was originally waived if lower than the Expense Limit); ii) exceed the total Reimbursement Amount; or iii) include any amounts previously reimbursed to PIMCO. As of December 31, 2025, there were no recoverable amounts.

(g) Acquired Fund Fees and Expenses Acquired Fund expenses incurred by the Portfolio, if any, will vary with changes in the expenses of the Acquired Funds, as well as the allocation of the Portfolio’s assets.

The expenses associated with investing in a fund of funds are generally higher than those for mutual funds that do not invest in other mutual funds. The cost of investing in a fund of funds will generally be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds. By investing in a fund of funds, an investor will indirectly bear fees and expenses charged by Acquired Funds in addition to the Portfolio’s direct fees and expenses. In addition, the use of a fund of funds structure could affect the timing, amount and character of distributions to the shareholders and may therefore increase the amount of taxes payable by shareholders. The Portfolio also indirectly pays its proportionate share of the Investment Advisory Fees, Supervisory and Administrative Fees and management fees charged by PIMCO to the Underlying PIMCO Funds and, to the extent not included among the Underlying PIMCO Funds, funds of PIMCO ETF Trust in which the Portfolio invests (collectively, “Underlying PIMCO Fund Fees”).

PIMCO has contractually agreed, through May 1, 2026, to waive, first, the Investment Advisory Fee and, second, to the extent necessary, the Supervisory and Administrative Fee it receives from the Portfolio in an amount equal to the Underlying PIMCO Fund Fees indirectly incurred by the Portfolio in connection with its investments in Underlying PIMCO Funds (for purposes of this expense reduction, this term includes funds of PIMCO ETF Trust), up to a maximum waived amount that is equal to the Portfolio’s aggregate Investment Advisory Fee and Supervisory and Administrative Fee. This waiver automatically renews for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term. The waiver is reflected on the Statement of Operations as a component of Waiver and/or Reimbursement by PIMCO. As of December 31, 2025, the amount waived and/or reimbursed was $891,995.

10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator and Distributor are related parties. Fees paid to these parties are disclosed in Note 9, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Statement of Assets and Liabilities.

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

26	PIMCO VARIABLE INSURANCE TRUST

December 31, 2025

12. PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover.” The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective(s), particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, which are borne by the Portfolio. Frequent and active trading of the Portfolio’s portfolio holdings may cause adverse tax consequences for shareholders due to an increase in short-term capital gains and may also adversely impact the Portfolio’s after-tax returns. The transaction costs associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended December 31, 2025 were as follows (amounts in thousands†):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales

$0	$0	$13,242	$34,855

†	A zero balance may reflect actual amounts rounding to less than one thousand.

13. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands†):

	Year Ended 12/31/2025		Year Ended 12/31/2024

	Shares	Amount	Shares	Amount

Receipts for shares sold

Administrative Class	0	$0	0	$0

Advisor Class	610	3,962	473	3,039
Issued as reinvestment of distributions

Administrative Class	0	0	0	0

Advisor Class	1,573	10,300	1,334	8,500
Cost of shares redeemed

Administrative Class	(0)	(0)	(0)	(0)

Advisor Class	(5,899)	(38,866)	(5,248)	(33,780)

Net increase (decrease) resulting from Portfolio share transactions	(3,716)	$(24,604)	(3,441)	$(22,241)

†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of December 31, 2025, one person owned of record or beneficially 10% or more of the Portfolio’s total outstanding shares, comprising 96% of the Portfolio.

14. REGULATORY AND LITIGATION MATTERS

The Portfolio is not named as a defendant in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened against it.

The foregoing speaks only as of the date of this report.

15. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of December 31, 2025, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

In this reporting period, the Portfolio adopted FASB Accounting Standards Update 2023-09, Income Taxes (Topic 740) — Improvements to Income Tax Disclosures (ASU 2023-09), which enhances income tax disclosures, including disclosure income taxes paid disaggregated by jurisdiction. Adoption of the new standard impacted financial statement disclosures only and did not affect any

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	27

Notes to Financial Statements	(Cont.)	December 31, 2025

Portfolio’s financial position or the results of its operations. For the annual period covered by this report, the portfolio did not pay any material federal, state or local income taxes or any material income taxes in foreign jurisdictions.

The Portfolio files U.S. federal, state and local tax returns as required. The Portfolio’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

As of December 31, 2025, the components of distributable taxable earnings are as follows (amounts in thousands†):

	Undistributed Ordinary Income(1)	Undistributed Long-Term Capital Gains	Net Tax Basis Unrealized Appreciation/ (Depreciation)(2)	Other Book-to-Tax Accounting Differences(3)	Accumulated Capital Losses(4)	Qualified Late-Year Loss Deferral - Capital(5)	Qualified Late-Year Loss Deferral - Ordinary(6)	Total Components of Distributable Earnings

PIMCO Global Diversified Allocation Portfolio	$192	$0	$5,664	$(2)	$(2,506)	$0	$0	$3,348

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	Includes undistributed short-term capital gains, if any.
(2)

Adjusted for open wash sale loss deferrals and the accelerated recognition of unrealized gain or loss on certain futures, options, and/or forward contracts for federal income tax purposes. Also adjusted for differences between book and tax realized and unrealized gain (loss) on return of capital distributions from underlying funds.

(3)	Represents differences in income tax regulations and financial accounting principles generally accepted in the United States of America, mainly for organizational expenditures.
(4)	Capital losses available to offset future net capital gains as shown below.
(5)	Capital losses realized during the period November 1, 2025 through December 31, 2025 which the Portfolio elected to defer to the following taxable year pursuant to income tax regulations.
(6)	Specified losses realized during the period November 1, 2025 through December 31, 2025 which the Portfolio elected to defer to the following taxable year pursuant to income tax regulations.

Under the Regulated Investment Company Modernization Act of 2010, a portfolio is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

As of December 31, 2025, the Portfolio had the following post-effective capital losses with no expiration (amounts in thousands†):

	Short-Term	Long-Term

PIMCO Global Diversified Allocation Portfolio	$2,506	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of December 31, 2025, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands†):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(7)

PIMCO Global Diversified Allocation Portfolio	$149,150	$7,267	$(1,602)	$5,665

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(7)

Adjusted for open wash sale loss deferrals and the accelerated recognition of unrealized gain or loss on certain futures, options, and/or forward contracts for federal income tax purposes. Also adjusted for differences between book and tax realized and unrealized gain (loss) on return of capital distributions from underlying funds.

For the fiscal years ended December 31, 2025 and December 31, 2024, respectively, the Portfolio made the following tax basis distributions (amounts in thousands†):

	December 31, 2025			December 31, 2024

	Ordinary Income Distributions(8)	Long-Term Capital Gain Distributions	Return of Capital(9)	Ordinary Income Distributions(8)	Long-Term Capital Gain Distributions	Return of Capital(9)

PIMCO Global Diversified Allocation Portfolio	$10,301	$0	$0	$8,501	$0	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(8)	Includes short-term capital gains distributed, if any.
(9)

A portion of the distributions made represents a tax return of capital. Return of capital distributions have been reclassified from undistributed net investment income to paid-in capital to more appropriately conform financial accounting to tax accounting.

28	PIMCO VARIABLE INSURANCE TRUST

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of PIMCO Variable Insurance Trust and Shareholders of PIMCO Global Diversified Allocation Portfolio

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of PIMCO Global Diversified Allocation Portfolio (one of the portfolios constituting PIMCO Variable Insurance Trust, hereafter referred to as the “Portfolio”) as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statement of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Kansas City, Missouri

February 19, 2026

We have served as the auditor of one or more investment companies in PIMCO Variable Insurance Trust since 1998.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	29

Glossary:	(abbreviations that may be used in the preceding statements)	(Unaudited)

Currency Abbreviations:

USD (or $)	United States Dollar

Exchange Abbreviations:

CBOE	Chicago Board Options Exchange

Index/Spread Abbreviations:

S&P 500	Standard & Poor’s 500 Index

Other Abbreviations:

TBA	To-Be-Announced

30	PIMCO VARIABLE INSURANCE TRUST

Distribution Information	(Unaudited)

For purposes of Section 19 of the Investment Company Act of 1940 (the “Act”), the portfolio estimated the periodic sources of any dividends paid during the period covered by this report in accordance with good accounting practice. Pursuant to Rule 19a-1(e) under the Act, the table below sets forth the actual source information for dividends paid during the six month period ended December 31, 2025 calculated as of each distribution period pursuant to Section 19 of the Act. The information below is not provided for U.S. federal income tax reporting purposes. The tax character of all dividends and distributions is reported on Form 1099-DIV (for shareholders who receive U.S. federal tax reporting) at the end of each calendar year. See the Financial Highlights section of this report for the tax characterization of distributions determined in accordance with federal income tax regulations for the fiscal year.

PIMCO Global Diversified Allocation Portfolio

Administrative Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

September 2025	$0.0918	$0.0000	$0.0495	$0.1413

December 2025	$0.0392	$0.0000	$0.0000	$0.0392

Advisor Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

September 2025	$0.0899	$0.0000	$0.0484	$0.1383

December 2025	$0.0387	$0.0000	$0.0000	$0.0387

*

The source of dividends provided in the table differs, in some respects, from information presented in this report prepared in accordance with generally accepted accounting principles, or U.S. GAAP. For example, net earnings from certain interest rate swap contracts are included as a source of net investment income for purposes of Section 19(a). Accordingly, the information in the table may differ from information in the accompanying financial statements that are presented on the basis of U.S. GAAP and may differ from tax information presented in the footnotes. Amounts shown may include accumulated, as well as fiscal period net income and net profits.

**	Occurs when a portfolio distributes an amount greater than its accumulated net income and net profits. Amounts are not reflective of a portfolio net income, yield, earnings or investment performance.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	31

Federal Income Tax Information	(Unaudited)

As required by the Internal Revenue Code (“Code”) and Treasury Regulations, if applicable, shareholders must be notified within 60 days of the Portfolio’s fiscal year end regarding the status of qualified dividend income and the dividend received deduction.

Dividend Received Deduction. Corporate shareholders are generally entitled to take the dividend received deduction on the portion of a portfolio’s dividend distribution that qualifies under tax law. The percentage of the following Portfolio’s fiscal 2025 ordinary income dividend that qualifies for the corporate dividend received deduction is set forth below.

Qualified Dividend Income. Under the Jobs and Growth Tax Relief Reconciliation Act of 2003, the following percentage of ordinary dividends paid during the fiscal year ended December 31, 2025 was designated as ‘‘qualified dividend income’’ as defined in the Jobs and Growth Tax Relief Reconciliation Act of 2003 subject to reduced tax rates in 2025.

Qualified Interest Income and Qualified Short-Term Capital Gain (for non-U.S. resident shareholders only). Under the American Jobs Creation Act of 2004, the following amounts of ordinary dividends paid during the fiscal year ended December 31, 2025 are considered to be derived from “qualified interest income,” as defined in Section 871(k)(1)(E) of the Code, and therefore are designated as interest-related dividends, as defined in Section 871(k)(1)(C) of the Code. Further, the following amounts of ordinary dividends paid during the fiscal year ended December 31, 2025 are considered to be derived from “qualified short-term capital gain,” as defined in Section 871(k)(2)(D) of the Code, and therefore are designated as qualified short-term gain dividends, as defined by Section 871(k)(2)(C) of the Code.

Section 163(j) Interest Dividends. The Portfolio intends to pass through the maximum amount allowable as Section 163(j) Interest defined in Proposed Treasury Section 1.163(j)-1(b).

Section 199A Dividends. The Portfolio intends to pass through the maximum amount allowable as Section 199A Dividends defined in Proposed Treasury Section 199A-3(d).

	Dividend Received Deduction %	Qualified Dividend Income %	Qualified Interest Income (000s)†	Qualified Short-Term Capital Gains (000s)†

PIMCO Global Diversified Allocation Portfolio	0.00%	0.00%	$191	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

Shareholders are advised to consult their own tax advisor with respect to the tax consequences of their investment in the Trust. In January 2026, you will be advised on IRS Form 1099-DIV as to the federal tax status of the dividends and distributions received by you in calendar year 2025.

32	PIMCO VARIABLE INSURANCE TRUST

Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8)	(Unaudited)

Not applicable.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	33

Proxy Disclosures for Open-End Management Investment Companies (N-CSR Item 9)	(Unaudited)

Not applicable.

34	PIMCO VARIABLE INSURANCE TRUST

Approval of Investment Advisory Contract and Other Agreements (N-CSR Item 11)	(Unaudited)

At a meeting held on August 19-20, 2025, the Board of Trustees (the “Board”) of PIMCO Variable Insurance Trust (the “Trust”), including the Trustees who are not “interested persons” of the Trust under the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered and unanimously approved the renewal of the Amended and Restated Investment Advisory Contract (the “Investment Advisory Contract”) between the Trust, on behalf of the Trust’s series (each, a “Portfolio” and collectively, the “Portfolios”), and Pacific Investment Management Company LLC (“PIMCO”), for an additional one-year term through August 31, 2026.

The Board also considered and unanimously approved the renewal of the Amended and Restated Supervision and Administration Agreement (the “Supervision and Administration Agreement”) between the Trust, on behalf of the Portfolios, and PIMCO for an additional one-year term through August 31, 2026. In addition, the Board considered and unanimously approved the renewal of the Amended and Restated Asset Allocation Sub-Advisory Agreement (the “Asset Allocation Agreement” and, together with the Investment Advisory Contract and the Supervision and Administration Agreement, the “Agreements”) between PIMCO, on behalf of PIMCO All Asset Portfolio, a series of the Trust, and Research Affiliates, LLC (“Research Affiliates”) for an additional one-year term through August 31, 2026.

Further, the Board considered and unanimously approved the renewal of any investment management agreements between PIMCO and any wholly-owned subsidiaries (each, a “Subsidiary” and, collectively, the “Subsidiaries”) of certain of the Portfolios (collectively, the “Subsidiary Agreements”), each for the same additional one-year term through August 31, 2026.

The information, material factors and conclusions that formed the basis for the Board’s approvals are summarized below.

1. INFORMATION RECEIVED

(a) Materials Reviewed During the course of the past year, the Trustees received a wide variety of materials relating to the services provided by PIMCO and Research Affiliates to the Trust. At each of its quarterly meetings, the Board reviewed the Portfolios’ investment performance and information relating to Portfolio operations, including shareholder services, valuation and custody, the Portfolios’ compliance program and other information relating to the nature, extent and quality of services provided by PIMCO and Research Affiliates to the Trust and each of the Portfolios, as applicable. In considering whether to approve the renewal of the Agreements and the Subsidiary Agreements, the Board reviewed additional information, including, but not limited to: comparative industry data with regard to investment performance; advisory and supervisory and administrative fees and expenses; financial information for PIMCO, including, where relevant, financial information for Research Affiliates; information regarding the profitability to PIMCO of its relationship with the Portfolios; information about the personnel providing investment management services, other advisory services and supervisory and administrative services to the Portfolios; and information about the fees charged and services provided to other clients with similar investment mandates as the Portfolios, where applicable. In addition, the Board reviewed materials provided by counsel to the Trust and the Independent Trustees (“Counsel”), which included, among other things, a memorandum outlining legal duties of the Board in considering the renewal of the Agreements and the Subsidiary Agreements.

With respect to the Subsidiary Agreements, the Trustees considered that each Portfolio that has a Subsidiary may utilize its Subsidiary to execute its investment strategy and that PIMCO provides investment advisory and administrative services to the Subsidiaries pursuant to the Subsidiary Agreements in the same manner as it does for such Portfolios that have Subsidiaries under the Investment Advisory Contract and Supervision and Administration Agreement. The Trustees also considered that, with respect to each Subsidiary, PIMCO does not retain a separate advisory or other fee from the Subsidiary, and that PIMCO’s profitability with respect to each Portfolio that has a Subsidiary is not positively impacted as a result of the Subsidiary Agreements. The Trustees determined, therefore, that it was appropriate to consider the approval of the Subsidiary Agreements collectively with their consideration of the continuation of the Agreements.

(b) Review Process In connection with considering the renewal of the Agreements, the Board reviewed written materials prepared by PIMCO and, where applicable, Research Affiliates in response to requests from Counsel encompassing a wide variety of topics. The Board requested and received assistance and advice regarding, among other things, applicable legal standards from Counsel, and reviewed comparative fee and performance data prepared at the Board’s request by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company performance information and fee and expense data. The Board received presentations on matters related to the Agreements and met both as a full Board and in a separate session of the Independent Trustees, without management present, at the August 19-20, 2025 meeting. The Independent Trustees also met via video conference with Counsel on July 23, 2025, and conducted a video conference meeting on August 13, 2025 with management and Counsel to discuss the materials presented and other matters deemed relevant to their consideration of the renewal of the Agreements. In connection with its review of the Agreements, the Board received comparative information on the performance, the risk-adjusted performance and the fees and expenses of other peer group funds and share classes, where appropriate. The Independent Trustees also

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	35

Approval of Investment Advisory Contract and Other Agreements (N-CSR Item 11)	(Cont.)

requested and received supplemental information, including information regarding Broadridge peer classifications, the investment strategies and outflows for certain Portfolios, Portfolio performance and profitability.

The approval determinations were made on the basis of each Trustee’s business judgment after consideration and evaluation of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to approve the renewal of the Agreements, the Board did not identify any single factor or particular information that, in isolation, was controlling. The discussions below are intended to summarize the broad factors and information that figured prominently in the Board’s consideration of the renewal of the Agreements, but is not intended to summarize all of the factors considered by the Board.

2. NATURE, EXTENT AND QUALITY OF SERVICES

(a) PIMCO, Research Affiliates, their Personnel and Resources The Board considered the depth and quality of PIMCO’s investment management process, including, but not limited to: the experience, capability and integrity of its senior management and other personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address changes in the Portfolios’ asset levels. The Board also considered the various services, in addition to portfolio management that PIMCO provides to the Portfolios. The Board noted that PIMCO makes available to its investment professionals a variety of resources and systems relating to, for example, investment management, compliance, trading, performance and portfolio accounting. The Board also noted PIMCO’s commitment to enhancing and investing in its global infrastructure, technology capabilities, risk management processes and the specialized talent needed for the competitive investment management industry and to strengthen its ability to deliver advisory services under the Investment Advisory Contract. The Board considered PIMCO’s policies, procedures and systems reasonably designed to assure compliance with applicable laws and regulations, including recently adopted regulations impacting the Portfolios, and its commitment to further developing and strengthening these programs; its oversight of matters that may involve conflicts of interest between the Portfolios’ investments and those of other accounts managed by PIMCO; and its efforts to keep the Trustees informed about matters relevant to the Portfolios and their shareholders. The Board also considered PIMCO’s continuous investment in its disciplines and personnel, which has enhanced PIMCO’s services to the Portfolios and has allowed PIMCO to introduce innovative new portfolios over time and other investment options that have the potential to benefit shareholders. In addition, the Board considered the nature, extent and quality of services provided by PIMCO to the Subsidiaries of certain applicable Portfolios.

In addition, the Trustees considered new services and service enhancements that PIMCO has implemented, including, but not limited to investing in its cybersecurity program and business continuity functions, including the ongoing development of its own proprietary software and applications to support the Portfolios. Similarly, the Board considered the asset allocation services provided by Research Affiliates to the PIMCO All Asset Portfolio. The Board further considered PIMCO’s ongoing supervision and oversight of Research Affiliates in connection with Research Affiliates providing asset allocation services to the All Asset Portfolio. The Board also considered the depth and quality of Research Affiliates’ investment management and research capabilities, the experience and capabilities of their portfolio management personnel and the overall financial strength of the organization. Ultimately, the Board concluded that the nature, extent and quality of services provided or procured by PIMCO under the Agreements and the Subsidiary Agreements and provided by Research Affiliates under the Asset Allocation Agreement are likely to continue to benefit the Portfolios and their shareholders, as applicable.

(b) Other Services The Board also considered the nature, extent and quality of supervisory and administrative services provided by PIMCO to the Portfolios under the Supervision and Administration Agreement.

The Board considered the terms of the Supervision and Administration Agreement, under which the Trust pays for the supervisory and administrative services provided pursuant to that agreement under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO provides or procures certain supervisory and administrative services and bears the costs of various third party services required by the Portfolios, including, but not limited to, audit, custodial, portfolio accounting, ordinary legal, transfer agency, sub-accounting and printing costs. The Board also noted that the scope and complexity, as well as the costs, of the supervisory and administrative services provided by PIMCO under the Supervision and Administration Agreement is expected to continue to increase. The Board considered PIMCO’s provision of supervisory and administrative services and its supervision of the Trust’s third party service providers.

Ultimately, the Board concluded that the nature, extent and quality of the services provided or procured by PIMCO have benefited, and will likely continue to benefit, the Portfolios and their shareholders.

3. INVESTMENT PERFORMANCE

The Board reviewed information from PIMCO concerning the Portfolios’ performance, as available, over short- and long-term periods ended March 31, 2025 and other performance data, as available, over short- and long-term periods ended June 30, 2025 (the “PIMCO Report”) and from Broadridge concerning the Portfolios’ performance, as available, over short- and long-term periods ended March 31, 2025 (the “Broadridge Report”). The Board also noted that the Broadridge

36	PIMCO VARIABLE INSURANCE TRUST

(Unaudited)

Report incorporated peer classifications from Morningstar for the Portfolios for which it was believed that Morningstar provided a better comparison.

The Board considered information regarding both the short- and long-term relative and absolute investment performance of each Portfolio relative to its Portfolio peer group, where appropriate, and relevant to the specified index as provided to the Board (the “performance index”) in advance of each of its quarterly meetings throughout the year, including the PIMCO Report and Broadridge Report. The Trustees reviewed information indicating that classes of each Portfolio would have substantially similar performance to that of the Administrative Class of the relevant Portfolio on a relative basis because all of the classes are invested in the same portfolio of investments and that differences in performance among classes could principally be attributed to differences in the supervisory and administrative fees and distribution and/or servicing expenses of each class. The Board noted that, due to differences (such as specific investment strategies or fee structures) between certain of the Portfolios and their so-called peers in the Broadridge categories, performance comparisons may not be particularly relevant to the consideration of Portfolio performance, but found the comparative information supported its overall evaluation.

The Trustees noted that a majority of the Portfolios (based on the Administrative Class performance) have outperformed their respective performance indexes over the one-, three, five and ten-year periods ended March 31, 2025. The Board also noted the amounts of Portfolio assets (based on the Administrative Class performance) that outperformed their relative performance indexes on a net fee basis over the one-, three- and five year periods ended June 30, 2025. The Board considered that, according to the Broadridge Report, the Portfolios generally performed well versus competitors during the long-term, but that certain Portfolios had underperformed in comparison to their respective peer groups or performance indexes, or both, on a net-of-fees basis over certain short- and long-term periods. With respect to the Portfolios that underperformed to a certain degree over such periods, the Board discussed with PIMCO the reasons for the underperformance of such Portfolios. The Board also considered actions that have been taken by PIMCO to attempt to improve performance and took note of PIMCO’s plans to monitor performance going forward. Depending on the circumstances, the Independent Trustees may be satisfied with a Portfolio’s performance notwithstanding that it lags its performance index or peer group for certain periods.

The Board ultimately concluded, within the context of all of its considerations in connection with the Agreements and the Subsidiary Agreements, that PIMCO’s performance record and process in managing the Portfolios indicates that its continued management is likely to benefit the Portfolios and their shareholders and merits the approval of the renewal of the Agreements and the Subsidiary Agreements.

4. ADVISORY FEES, SUPERVISORY AND ADMINISTRATIVE FEES AND TOTAL EXPENSES

The Board considered that PIMCO seeks to price new funds and classes to scale at the outset. The Board noted that PIMCO generally seeks to price new funds and classes competitively against the median total expense ratio of the respective Broadridge peer group, if available, while acknowledging that a fee premium may be appropriate for innovative investment offerings. PIMCO reported to the Board that, in proposing fees for any Portfolio or class of shares, it considers a number of factors, including, but not limited to, the type and complexity of the services provided, the cost of providing services, the risk assumed by PIMCO in the development of products and the provision of services and the competitive marketplace for financial products. Fees charged to or proposed for different Portfolios for advisory services and supervisory and administrative services may vary in light of these various factors. The Board also considered that PIMCO reviews the Portfolios’ fee levels and carefully considers changes where appropriate due to competitive positioning considerations, observed long-term notable underperformance and significant misalignments with the level or quality of services being provided or a change in the overall strategic positioning of the Portfolios.

The Board reviewed the advisory fees, supervisory and administrative fees and total expense ratios (including total expense ratios net of fee waivers and expense limitation agreements, as applicable) of the Portfolios (excluding, as may be applicable, extraordinary expenses, interest expenses, acquired fund fees and expenses, and certain other items) (each as a percentage of average net assets) and compared such amounts with the average and median fee and expense levels of other similar funds. The Board also reviewed information relating to the sub-advisory fees paid to Research Affiliates with respect to applicable Portfolios, taking into account that PIMCO compensates Research Affiliates from the advisory fees paid by such Portfolios to PIMCO. With respect to advisory fees, the Board reviewed data from the Broadridge Report that compared the average and median advisory fees of other funds in a “Peer Group” of comparable funds, where appropriate, as well as the universe of other similar funds. The Board reviewed materials indicating that, a number of Portfolios have total expense ratios that fall below the average and median expense ratios in their Peer Group and Broadridge universe. In addition, the Board considered the expense limitation agreement in place for all of the Portfolios and fee waivers in place for certain of the Portfolios, and also noted the fee waivers in place with respect to the advisory fee and supervisory and administrative fee that might result from investments by applicable Portfolios in their respective Subsidiaries.

The Board also reviewed data comparing the Portfolios’ advisory and/or management fees to the fee rates PIMCO charged to registered funds (open-end, closed-end and interval), private funds, and non-U.S. registered

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	37

Approval of Investment Advisory Contract and Other Agreements (N-CSR Item 11)	(Cont.)

funds, separate accounts, sub-advised clients and collective investment trusts with similar investment strategies. In cases where the fees for other clients were lower than those charged to the Portfolios, the Trustees noted that the differences in fees were attributable to various factors, including, but not limited to, differences in advisory and other services provided by PIMCO to the Portfolios, differences in the number or extent of the services provided by PIMCO to the Portfolios, the manner in which similar portfolios may be managed, different requirements with respect to liquidity and derivatives management and the implementation and compliance of other regulatory requirements, and the fact that separate accounts may have other contractual arrangements or arrangements across PIMCO strategies that justify different levels of fees. The Board considered that, with respect to collective investment trusts, PIMCO performs fewer or less extensive services because collective investment trusts are generally exempt from SEC regulation and typically involve lower compliance costs; investors in a collective investment trust may receive shareholder services from a trustee bank, rather than PIMCO; collective investment trusts have less regulatory disclosure; and the management structure of collective investment trusts differs from that of funds. The Trustees also considered that PIMCO faces increased entrepreneurial, legal and regulatory risk in sponsoring and managing mutual funds and ETFs as compared to separate accounts, external sub-advised funds or other investment products. In addition, the Trustees considered that PIMCO may charge certain private funds with similar investment mandates lower fees than the Portfolios because such private funds are not required to accept daily redemptions or price their assets on a daily basis, generally do not accept small investors with small account balances and operate under a less onerous and proscriptive regulatory regime.

Regarding advisory fees charged by PIMCO in its capacity as sub-adviser to third party/unaffiliated funds, the Trustees took into account that such fees may be lower than the fees charged by PIMCO to serve as adviser to the Portfolios. The Trustees also took into account that there are various reasons for any such differences in fees, including, but not limited to, the fact that PIMCO may be subject to varying levels of entrepreneurial, legal and regulatory risk and different servicing requirements when PIMCO does not serve as the sponsor of a fund and is not principally responsible for all aspects of a fund’s investment program and operations as compared to when PIMCO serves as investment adviser and sponsor.

The Board considered the Portfolios’ supervisory and administrative fees, comparing them to similar funds managed by other investment advisers in the Broadridge Report. The Board also considered that, as the Portfolios’ business has become increasingly complex and the number of Portfolios has grown over time, PIMCO is responsible for providing a broad array of fund supervision and administrative functions, including, but not limited to: compliance oversight and testing, legal services, risk management, technology, shareholder servicing, reporting, business management and executive leadership. In addition, the Board considered the Trust’s unified fee structure, under which the Trust pays for the supervisory and administrative services it requires for one set fee for each Portfolio. In return for this unified fee, PIMCO provides or procures supervisory and administrative services and bears the costs of various third party services required by the Portfolios, including audit, custodial, portfolio accounting, ordinary legal, transfer agency, sub-accounting and printing costs. The Board further considered that many other funds pay for comparable services separately, and thus it is difficult to directly compare the Trust’s unified supervisory and administrative fees with the fees paid by other funds for administrative services alone. The Board also considered that the unified supervisory and administrative fee leads to Portfolio fees that are fixed over the contract period, rather than variable. The Board noted that, although the unified fee structure does not have breakpoints, it inherently reflects certain economies of scale by fixing the absolute level of Portfolio fees at competitive levels over the contract period even if the Portfolios’ operating costs rise, such as when assets remain flat or decrease. Other factors the Board considered in assessing the unified fee include PIMCO’s approach of pricing Portfolios at scale at inception and reinvesting in other important areas of the business that support the Portfolios. The Board considered historical advisory and/or supervisory and administrative (as may be applicable) fee reductions implemented for different Portfolios and classes, noting that the unified fee can be increased or decreased in subsequent contractual periods with Board approval and is subject to the periodic reviews discussed above. The Board noted that, with few exceptions, PIMCO has generally maintained Portfolio fees at the same level as implemented when the unified fee was adopted, and has reduced fees for a number of Portfolios in prior years. The Board concluded that the Portfolios’ supervisory and administrative fees were reasonable in relation to the value of the services provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Supervision and Administration Agreement represent, in effect, a cap on overall Portfolio fees during the contractual period, which is beneficial to the Portfolios and their shareholders.

The Board considered the Portfolios’ total expense ratios and discussed with PIMCO certain Portfolios and/or classes of Portfolios that had above median total expense ratios. Upon comparing the Portfolios’ total expense ratios to other funds in the “Peer Groups” provided by the Broadridge Report, where appropriate, the Board found total expense ratios of each Portfolio to be reasonable.

The Trustees also considered the advisory fees charged to the Portfolios that invest in other investment companies or operate as funds of funds (the “Funds of Funds”) and the advisory services provided in exchange for such fees. The Trustees determined that such services were in

38	PIMCO VARIABLE INSURANCE TRUST

(Unaudited)

addition to the advisory services provided to the underlying funds in which the Funds of Funds may invest and, therefore, such services were not duplicative of the advisory services provided to the underlying funds. The Board also considered the various fee waiver agreements in place for the Funds of Funds. The Board noted that PIMCO is continuing waivers for these Funds of Funds, as well as for certain other Portfolios of the Trust.

Based on the information presented by PIMCO, Research Affiliates and Broadridge, members of the Board determined, in the exercise of their business judgment, that the level of the advisory fees and supervisory and administrative fees charged by PIMCO under the Agreements and the Subsidiary Agreements, the fees charged by Research Affiliates under the Asset Allocation Agreement, and the total expense ratios of each Portfolio, are reasonable.

5. ADVISER COSTS, LEVEL OF PROFITS AND ECONOMIES OF SCALE

The Board reviewed information regarding PIMCO’s costs of providing services to, as well as the resulting level of profits from, the Portfolios. To the extent applicable, the Board also reviewed information regarding the portion of a Portfolio’s advisory fee retained by PIMCO, following the payment of sub-advisory fees to Research Affiliates, with respect to the Portfolios. Additionally, the Board discussed PIMCO’s pre- and post-distribution profit margin ranges with respect to the Portfolios, as compared to the prior year. The Board also noted that it had received information regarding the structure and manner in which PIMCO’s investment professionals were compensated, and PIMCO’s view of the relationship of such compensation to the recruitment and retention of quality personnel. The Board considered PIMCO’s investment in global infrastructure, technology capabilities, risk management processes and qualified personnel to reinforce existing services, offer new services, and accommodate changing regulatory requirements.

The Board considered the existence of any economies of scale and noted that, to the extent that PIMCO achieves economies of scale in managing the Portfolios, PIMCO shares the benefits of such economies of scale, if any, with the Portfolios and their shareholders in a number of ways, including investing in portfolio and trade operations management, firm technology, middle and back office support, legal and compliance, and fund administration logistics; senior management supervision, governance and oversight of those services; and through fee reductions or waivers, the pricing of Portfolios to scale from inception and the enhancement of services provided to the Portfolios in return for fees paid. The Board considered that the Portfolios’ unified fee rates had been set competitively and/or priced to scale from inception, had been held steady during the contractual period at that scaled competitive rate for most Portfolios as assets grew, or as assets declined in the case of some Portfolios, and continued to be competitive compared with peers. The Board also considered that the unified fee is a transparent means of informing a Portfolio’s shareholders of the fees associated with the Portfolio, and that the Portfolio bears certain expenses that are not covered by the advisory fee or the unified fee. The Board further considered the challenges that arise when managing large funds, which can result in certain “diseconomies” of scale and noted that PIMCO has continued to reinvest in many areas of the business to support the Portfolios.

The Trustees considered that the unified fee has provided inherent economies of scale because a Portfolio maintains competitive fixed fees over the annual contract period even if the particular Portfolio’s assets decline and/or operating costs rise. The Trustees further considered that, in contrast, breakpoints may be a proxy for charging higher fees on lower asset levels and that when a fund’s assets decline, breakpoints may reverse, which causes expense ratios to increase. The Trustees also considered that, unlike the Portfolios’ unified fee structure, funds with “pass through” expense structures may experience increased expense ratios when fixed dollar fees are charged against declining fund assets. The Trustees also reviewed materials demonstrating the benefits of the unified fee to shareholders during market downturns and/or periods of high volatility. In addition, the Trustees considered that the unified fee protects shareholders from a rise in administrative and operating costs that may result from, among other things, PIMCO’s investments in various business enhancements and infrastructure, including those referenced above. The Trustees noted that PIMCO’s investments in these areas are extensive.

The Board concluded that the Portfolios’ cost structures were reasonable and that PIMCO is appropriately sharing economies of scale, if any, through the Portfolios’ unified fee structure, generally pricing Portfolios to scale at inception and reinvesting in its business to provide enhanced and expanded services to the Portfolios and their shareholders.

6. ANCILLARY BENEFITS

The Board considered other benefits realized by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust. Such benefits may include possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the Trust or third party service providers’ relationship-level fee concessions, which decrease fees paid by PIMCO. Such benefits also include ancillary benefits to PIMCO or its employees related to service or rate offers in financial firms’ other business lines, which can result in PIMCO or its employees having access to more favorable products or rates. The Board also considered that affiliates of PIMCO provide distribution and/or shareholder services to the Portfolios and their shareholders, for which they may be compensated through distribution and servicing fees paid pursuant to the Portfolios’ Rule 12b-1 plans or

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	39

Approval of Investment Advisory Contract and Other Agreements (N-CSR Item 11)	(Cont.)	(Unaudited)

otherwise. In addition, the Board considered that PIMCO may benefit indirectly from its use of the HUB technology platform, a joint venture between PIMCO, Man Group, S&P Global, Microsoft and State Street, and its recent strategic managed service arrangement with a third-party consultant. The Board noted that, while PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Portfolios, it has adopted a policy not to enter into contractual soft dollar arrangements.

7. CONCLUSIONS

Based on their review, including the comprehensive consideration and evaluation of each of the broad factors and information summarized above, the Independent Trustees and the Board as a whole concluded that the nature, extent and quality of the services rendered to the Portfolios by PIMCO and Research Affiliates supported the renewal of the Agreements and the Subsidiary Agreements. The Independent Trustees and the Board as a whole concluded that the Agreements and the Subsidiary Agreements continued to be fair and reasonable to the Portfolios and their shareholders, that the fees charged under the Investment Advisory Contract, Supervision and Administration Agreement and the Subsidiary Agreements and the fees charged by Research Affiliates under the Asset Allocation Agreement on behalf of the Portfolios were fair and reasonable in light of the services provided, and that the renewal of the Agreements and the Subsidiary Agreements was in the best interests of the Portfolios and their shareholders.

40	PIMCO VARIABLE INSURANCE TRUST

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank & Trust Co.

2323 Grand Boulevard, 5th Floor

Kansas City, MO 64108

Transfer Agent

SS&C Global Investor & Distribution Solutions, Inc.

80 Lamberton Road

Windsor, CT 06095

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Variable Insurance Trust.

pimco.com/pvit

PVITGLBLDIVFSTMAR_123125

PIMCO VARIABLE INSURANCE TRUST

Annual Financial and Other Information

December 31, 2025

PIMCO Global Managed Asset Allocation Portfolio

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. (The variable product prospectus may be obtained by contacting your Investment Consultant.)

Important Information About the PIMCO Global Managed Asset Allocation Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company that includes the PIMCO Global Managed Asset Allocation Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

The Portfolio may invest in Institutional Class or Class M shares of any of the funds of PIMCO Funds and PIMCO Equity Series, affiliated open-end investment companies, except funds of funds and PIMCO California Municipal Opportunistic Value Fund and PIMCO National Municipal Opportunistic Value Fund (“Underlying PIMCO Funds”), and may also invest in other affiliated funds, including funds of PIMCO ETF Trust, and unaffiliated funds (collectively, the “Acquired Funds”). The Portfolio may invest in a combination of affiliated funds and unaffiliated funds, which may or may not be registered under the Investment Company Act of 1940, as amended (the “Act”), fixed income instruments, equity securities, forwards and derivatives, to the extent permitted under the Act or exemptive relief therefrom. The cost of investing in the Portfolio will generally be higher than the cost of investing in a mutual fund that only invests directly in individual stocks and bonds.

We believe that equity funds and bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that equity funds and bond funds are subject to notable risks.

Among other things, equity and equity-related securities may decline in value due to both real and perceived general market, economic and industry conditions. The value of equity securities, such as common stocks and preferred securities, has historically risen and fallen in periodic cycles and may decline due to general market conditions, which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. Equity securities may also decline due to factors that affect a particular industry or industries, such as labor shortages, increased production costs and competitive conditions within an industry. In addition, the value of an equity security may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services, as well as the historical and prospective earnings of the issuer and the value of its assets. Different types of equity securities may react differently to these developments and a change in the financial condition of a single issuer may affect securities markets as a whole.

During a general downturn in the securities markets, multiple asset classes, including equity securities, may decline in value simultaneously. The market price of equity securities owned by the Portfolio may fluctuate, sometimes rapidly or unpredictably. Equity securities generally have greater price volatility than fixed income securities and common stocks generally have the greatest appreciation and depreciation potential of all corporate securities.

Bond funds and fixed income securities are subject to a variety of risks, including interest rate risk, liquidity risk and market risk. In an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed income securities and other instruments held by the Portfolio (and/or Underlying PIMCO Funds or Acquired Funds, as applicable) are likely to decrease in value. A wide variety of factors can cause interest rates or yields of U.S. Treasury securities (or yields of other types of bonds) to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Portfolio management will anticipate such movement accurately. The Portfolio may experience losses as a result of movements in interest rates.

Changing interest rates may have unpredictable effects on markets, which may detract from Portfolio performance. The interest rate environment has fluctuated in recent years, moving from historically low interest rates in 2020 and 2021 to high interest rates in 2022 and 2023 as a result of the U.S. Federal Reserve (the “Fed”) raising interest rates multiple times in efforts to combat inflation. Starting in late 2024 and again in 2025, the Fed lowered interest rates. It is uncertain whether rates will remain steady, increase or decrease in the future. As such, the Portfolio may face a heightened level of risk associated with changing interest rates and/or bond yields. This could be driven by a variety of factors, including but not limited to central bank monetary policies, changing inflation or real growth rates, general economic conditions, increasing bond issuances or reduced market demand for certain types of bonds or bonds generally. Further, while bond markets have steadily grown over the past three decades, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets”.

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than funds or securities with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets, or negatively impact the Portfolio’s performance or cause the Portfolio to incur losses. As a result, the Portfolio may experience

2	PIMCO VARIABLE INSURANCE TRUST

increased shareholder redemptions, which, among other things, could further reduce the net assets of the Portfolio.

The Portfolio may be subject to various risks as described in the Portfolio’s prospectus and in the Principal and Other Risks note in the Notes to Financial Statements.

Classifications of the Portfolio’s portfolio holdings in this report are made according to financial reporting standards. The classification of a particular portfolio holding as shown in the Schedule of Investments section of this report may differ from the classification used for the Portfolio’s compliance calculations, including those used in the Portfolio’s prospectus, investment objectives, regulatory and other investment limitations and policies, which may be based on different asset class, sector or geographical classifications. The Portfolio is separately monitored for compliance with respect to prospectus and regulatory requirements.

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

In February 2022, Russia launched an invasion of Ukraine. As a result, Russia and other countries, persons and entities that provided material aid to Russia’s aggression against Ukraine, have been the subject of economic sanctions and import and export controls imposed by countries throughout the world, including the United States. Such measures, including the United States’ enforcement of sanctions or other similar measures on various Russian entities and persons, and the Russian government’s response, have had and may continue to have an adverse effect on the Russian, Belarusian and other securities, instruments and economies, which may, in turn, negatively impact the Portfolio. The extent, duration and impact of Russia’s military action in Ukraine, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional, European and global economies and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors. Further, the Portfolio may have investments in securities and instruments that are economically tied to the region and may have been negatively impacted by the sanctions and counter-sanctions by Russia, including declines in value and reductions in liquidity. The sanctions may cause the Portfolio to sell portfolio holdings at a disadvantageous time or price or to continue to hold investments that the Portfolio may no longer seek to hold.

The United States’ enforcement of restrictions on U.S. investments in certain issuers and tariffs on goods from certain other countries has contributed to and may continue to contribute to international trade tensions and may impact portfolio securities (and/or portfolio securities of Underlying PIMCO Funds or Acquired Funds, as applicable). The U.S. government has indicated an intent to alter its approach to international trade policy, including in some cases renegotiating, modifying or terminating certain bilateral or multi-lateral trade arrangements with foreign countries, and it has proposed to take and/or taken related actions, including the imposition of or stated potential imposition of a broad range of tariffs. The imposition of tariffs, trade restrictions, currency restrictions or similar actions (or retaliatory measures taken in response) could lead to, for example, price volatility, reduced market sentiment, and changes in inflation expectations. These and other geopolitical events may contribute to increased instability in the U.S. and global economies and markets, which may have an adverse effect on the performance of the Portfolio and its investments.

Increased volatility in the U.S. and global markets could be harmful to the Portfolio, issuers in which it invests and other market participants and Portfolio service providers. For example, if a bank at which the Portfolio or issuer has an account fails, any cash or other assets in bank or custody accounts, which may be substantial in size, could be temporarily inaccessible or permanently lost by the Portfolio or issuer. If a bank that provides a subscription line credit facility, asset-based facility, other credit facility and/or other services to an issuer or to a fund fails, the issuer or fund could be unable to draw funds under its credit facilities or obtain replacement credit facilities or other services from other lending institutions with similar terms.

Issuers in which the Portfolio may invest can be affected by volatility in the banking sector. Even if banks used by issuers in which the Portfolio invests remain solvent, volatility in the banking sector could contribute to, cause or intensify an economic recession, increase the costs of capital and banking services or result in the issuers being unable to obtain or refinance indebtedness at all or on as favorable terms as could otherwise have been obtained. Potential impacts to the Portfolio and issuers resulting from volatility in the banking sector and accompanying market conditions and potential legislative or regulatory responses are uncertain. Such conditions and responses, as well as a changing interest rate environment, can contribute to decreased market liquidity and erode the value of certain holdings. Market volatility and uncertainty and/or a downturn in market and economic and financial conditions, as a result of developments in the banking sector or otherwise (including as a result of delayed access to cash or credit facilities), could have an adverse impact on the Portfolio and issuers in which it invests.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	3

Important Information About the PIMCO Global Managed Asset Allocation Portfolio	(Cont.)

The following table discloses the inception dates of the Portfolio and its respective share classes along with the Portfolio’s diversification status as of period end:

Portfolio Name	Portfolio Inception	Institutional Class	Administrative Class	Advisor Class	Diversification Status
PIMCO Global Managed Asset Allocation Portfolio	04/15/09	04/30/12	04/15/09	04/15/09	Diversified

An investment in the Portfolio is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Portfolio. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither this Portfolio’s prospectus nor summary prospectus, the Trust’s Statement of Additional Information (“SAI”), any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or the Portfolio creates a contract between or among any shareholder of the Portfolio, on the one hand, and the Trust, the Portfolio, a service provider to the Trust or the Portfolio, and/or the Trustees or officers of the Trust, on the other hand. The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend the most recent prospectus or use a new prospectus, summary prospectus or SAI with respect to the Portfolio or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or the Portfolio is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to the Portfolio, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current prospectus or SAI.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Portfolio’s website at www.pimco.com/pvit, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Portfolio files portfolio holdings information with the SEC on Form N-PORT within 60 days of the end of each fiscal quarter. The Portfolio’s complete schedule of securities holdings as of the end of each fiscal quarter will be made available to the public on the SEC’s website at www.sec.gov and on PIMCO’s website at www.pimco.com/pvit, and will be made available, upon request, by calling PIMCO at (888) 87-PIMCO. In August 2024, the SEC adopted amendments to Form N-PORT requiring funds to file Form N-PORT reports on a monthly basis and within 30 days of month end, with each report being made public 60 days after month end. On April 16, 2025, the SEC extended the compliance date for Form N-PORT amendments and fund groups with $1 billion or more in net assets will be required to comply with the amendments for reports filed on or after November 17, 2027.

Paper copies of the Portfolio’s shareholder reports are required to be provided free of charge by the Portfolio, the insurance company or financial intermediary upon request.

In September 2023, the SEC adopted amendments to Rule 35d-1 under the Act, the rule governing fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. Changes to a fund’s calculation methodology for derivatives instruments for purposes of Rule 35d-1 consistent with such amendments and applicable regulatory interpretations thereof will not constitute a change to a fund’s policy adopted pursuant to Rule 35d-1 and will not require notice or shareholder approval. The amendments became effective on December 11, 2023. On March 14, 2025, the SEC extended the compliance date from December 11, 2025 to June 11, 2026 for fund groups with $1 billion or more in net assets and modified the operation of the compliance dates to allow for compliance based on the timing of certain annual disclosure and reporting obligations that are tied to a fund’s fiscal year-end.

4	PIMCO VARIABLE INSURANCE TRUST

(THIS PAGE INTENTIONALLY LEFT BLANK)

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	5

Financial Highlights	PIMCO Global Managed Asset Allocation Portfolio (Consolidated)

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gain	Tax Basis Return of Capital	Total
Institutional Class

12/31/2025	$9.98	$0.44	$1.70	$2.14	$(0.49)	$0.00	$0.00	$(0.49)

12/31/2024	9.32	0.38	0.65	1.03	(0.37)	0.00	0.00	(0.37)

12/31/2023	8.44	0.29	0.81	1.10	(0.22)	0.00	0.00	(0.22)

12/31/2022	12.91	0.21	(2.48)	(2.27)	(0.08)	(1.98)	(0.14)	(2.20)

12/31/2021	13.15	0.21	1.39	1.60	(0.35)	(1.49)	0.00	(1.84)
Administrative Class

12/31/2025	10.01	0.45	1.69	2.14	(0.48)	0.00	0.00	(0.48)

12/31/2024	9.36	0.37	0.63	1.00	(0.35)	0.00	0.00	(0.35)

12/31/2023	8.47	0.28	0.82	1.10	(0.21)	0.00	0.00	(0.21)

12/31/2022	12.95	0.23	(2.52)	(2.29)	(0.07)	(1.98)	(0.14)	(2.19)

12/31/2021	13.15	0.16	1.41	1.57	(0.28)	(1.49)	0.00	(1.77)
Advisor Class

12/31/2025	10.06	0.44	1.70	2.14	(0.47)	0.00	0.00	(0.47)

12/31/2024	9.40	0.36	0.64	1.00	(0.34)	0.00	0.00	(0.34)

12/31/2023	8.51	0.27	0.82	1.09	(0.20)	0.00	0.00	(0.20)

12/31/2022	12.99	0.18	(2.49)	(2.31)	(0.05)	(1.98)	(0.14)	(2.17)

12/31/2021	13.22	0.17	1.41	1.58	(0.32)	(1.49)	0.00	(1.81)

^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
(a)

Net asset value includes adjustments required by U.S. GAAP. These values, and other performance figures relying on them, such as average annual total return data included in the Portfolio’s prospectus and in any shareholder reports, may differ from net asset values and performance reported elsewhere with respect to the Portfolio.

(b)	Per share amounts based on average number of shares outstanding during the year or period.
(c)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(d)

Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Portfolio. Additionally, excludes initial sales charges, contingent deferred sales charges and Variable Contract fees or expenses.

(e)

Ratios shown do not include expenses of the investment companies in which the Portfolio may invest. See Note 9, Fees and Expenses, in the Notes to Financial Statements for more information regarding the expenses and any applicable fee waivers associated with these investments.

6	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets(e)
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses	Expenses Excluding Waivers	Expenses Excluding Interest Expense	Expenses Excluding Interest Expense and Waivers	Net Investment Income (Loss)	Portfolio Turnover Rate

$11.63	22.04%	$97	0.84%	1.04%	0.75%	0.95%	4.31%	380%

9.98	11.13	1,398	0.91	1.02	0.88	0.99	3.86	689

9.32	13.12	1,369	1.00	1.12	0.90	1.02	3.27	660

8.44	(18.24)	1,194	0.91	1.06	0.86	1.01	2.15	345

12.91	12.86	1,420	0.80	1.00	0.79	0.99	1.61	108

11.67	21.90	4,416	0.99	1.19	0.90	1.10	4.19	380

10.01	10.81	4,276	1.06	1.17	1.03	1.14	3.72	689

9.36	13.02	4,164	1.15	1.27	1.05	1.17	3.11	660

8.47	(18.36)	4,381	1.06	1.21	1.01	1.16	2.34	345

12.95	12.63	2,971	0.95	1.15	0.94	1.14	1.19	108

11.73	21.77	284,554	1.09	1.29	1.00	1.20	4.09	380

10.06	10.75	287,431	1.16	1.27	1.13	1.24	3.61	689

9.40	12.85	308,412	1.25	1.37	1.15	1.27	3.01	660

8.51	(18.40)	319,648	1.16	1.31	1.11	1.26	1.86	345

12.99	12.60	435,199	1.05	1.25	1.04	1.24	1.33	108

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	7

Consolidated Statement of Assets and Liabilities	PIMCO Global Managed Asset Allocation Portfolio	December 31, 2025

(Amounts in thousands†, except per share amounts)

Assets:

Investments, at value
Investments in securities	$155,228
Investments in Affiliates	183,386
Financial Derivative Instruments
Exchange-traded or centrally cleared	448
Over the counter	6,832
Cash	725
Deposits with counterparty	3,631
Foreign currency, at value	1,499
Receivable for investments sold	6,669
Receivable for investments sold on a delayed-delivery basis	296
Receivable for TBA investments sold	69,135
Interest and/or dividends receivable	1,034
Dividends receivable from Affiliates	707
Reimbursement receivable from PIMCO	52
Total Assets	429,642

Liabilities:
Borrowings & Other Financing Transactions
Payable for short sales	$14,400
Financial Derivative Instruments
Exchange-traded or centrally cleared	387
Over the counter	2,450
Payable for investments purchased	349
Payable for investments in Affiliates purchased	757
Payable for investments purchased on a delayed-delivery basis	6,232
Payable for TBA investments purchased	109,220
Deposits from counterparty	6,408
Payable for Portfolio shares redeemed	43
Accrued investment advisory fees	232
Accrued supervisory and administrative fees	13
Accrued distribution fees	63
Accrued servicing fees	1
Foreign capital gains tax payable	20
Total Liabilities	140,575

Commitments and Contingent Liabilities^

Net Assets	$289,067

Net Assets Consist of:

Paid in capital	$269,147
Distributable earnings (accumulated loss)	19,920

Net Assets	$289,067

Net Assets:

Institutional Class	$97
Administrative Class	4,416
Advisor Class	284,554

Shares Issued and Outstanding:

Institutional Class	8
Administrative Class	378
Advisor Class	24,264

Net Asset Value Per Share Outstanding(a):

Institutional Class	$11.63
Administrative Class	11.67
Advisor Class	11.73

Cost of investments in securities	$159,137
Cost of investments in Affiliates	$179,042
Cost of foreign currency held	$1,501
Proceeds received on short sales	$14,430
Cost or premiums of financial derivative instruments, net	$4,783

†	A zero balance may reflect actual amounts rounding to less than one thousand.
^	See Note 9, Fees and Expenses, in the Notes to Financial Statements for more information.
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Portfolio.

8	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Consolidated Statement of Operations	PIMCO Global Managed Asset Allocation Portfolio

Year Ended December 31, 2025
(Amounts in thousands†)

Investment Income:

Interest, net of foreign taxes*	$5,921
Dividends	49
Dividends from Investments in Affiliates	9,171
Total Income	15,141

Expenses:

Investment advisory fees	2,634
Supervisory and administrative fees	148
Distribution and/or servicing fees - Administrative Class	6
Distribution and/or servicing fees - Advisor Class	718
Trustee fees	14
Interest expense	260
Miscellaneous expense	3
Total Expenses	3,783
Waiver and/or Reimbursement by PIMCO	(582)
Net Expenses	3,201

Net Investment Income (Loss)	11,940

Net Realized Gain (Loss):

Investments in securities, net of foreign capital gains tax**	(123)
Investments in Affiliates	(218)
Exchange-traded or centrally cleared financial derivative instruments	2,691
Over the counter financial derivative instruments	38,811
Short sales	282
Foreign currency	325

Net Realized Gain (Loss)	41,768

Net Change in Unrealized Appreciation (Depreciation):

Investments in securities	3,122
Investments in Affiliates	5,757
Exchange-traded or centrally cleared financial derivative instruments	(1,768)
Over the counter financial derivative instruments	(3,329)
Foreign currency assets and liabilities	164

Net Change in Unrealized Appreciation (Depreciation)	3,946

Net Increase (Decrease) in Net Assets Resulting from Operations	$57,654

* Foreign tax withholdings	$36

** Foreign capital gains tax	$8

†	A zero balance may reflect actual amounts rounding to less than one thousand.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	9

Consolidated Statements of Changes in Net Assets	PIMCO Global Managed Asset Allocation Portfolio

(Amounts in thousands†)	Year Ended December 31, 2025	Year Ended December 31, 2024

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$11,940	$11,174

Net realized gain (loss)	41,768	24,181

Net change in unrealized appreciation (depreciation)	3,946	(3,326)

Net Increase (Decrease) in Net Assets Resulting from Operations	57,654	32,029

Distributions to Shareholders:

From net investment income and/or net realized capital gains
Institutional Class	(43)	(51)
Administrative Class	(188)	(148)
Advisor Class	(12,469)	(10,301)

Total Distributions(a)	(12,700)	(10,500)

Portfolio Share Transactions:

Net increase (decrease) resulting from Portfolio share transactions*	(48,992)	(42,369)

Total Increase (Decrease) in Net Assets	(4,038)	(20,840)

Net Assets:

Beginning of year	293,105	313,945
End of year	$289,067	$293,105

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

10	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Consolidated Schedule of Investments	PIMCO Global Managed Asset Allocation Portfolio	December 31, 2025

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 53.7%

CORPORATE BONDS & NOTES 0.2%

BANKING & FINANCE 0.0%

Kaisa Group Holdings Ltd.
5.000% due 11/30/2027	$9	$1

Kaisa Group Holdings Ltd. (5.250% Cash or 6.250% PIK)
5.250% due 12/28/2028 (a)	67	1

Kaisa Group Holdings Ltd. (5.500% Cash or 6.500% PIK)
5.500% due 12/28/2029 (a)	113	2

Kaisa Group Holdings Ltd. (5.750% Cash or 6.750% PIK)
5.750% due 12/28/2030 (a)	136	2

Kaisa Group Holdings Ltd. (6.000% Cash or 7.000% PIK)
6.000% due 12/28/2031 (a)	205	4

Kaisa Group Holdings Ltd. (6.250% Cash or 7.250% PIK)
6.250% due 12/28/2032 (a)	193	3

Kaisa Group Holdings Ltd. (6.721% Cash or 7.721% PIK)
6.721% due 12/28/2028 (a)	46	1

		14

INDUSTRIALS 0.2%

Claritev Corp. (6.500% Cash and 0.750% PIK)
7.250% due 03/31/2031 (a)	909	727

Total Corporate Bonds & Notes (Cost $924)		741

CONVERTIBLE BONDS & NOTES 0.0%

BANKING & FINANCE 0.0%

Kaisa Group Holdings Ltd.
0.000% due 12/31/2026 (d)	40	1
0.000% due 12/31/2027 (d)	50	0
0.000% due 12/31/2028 (d)	80	1
0.000% due 12/31/2029 (d)	80	1
0.000% due 12/31/2030 (d)	100	0
0.000% due 12/31/2031 (d)	100	0
0.000% due 12/31/2032 (d)	189	2

Sunac China Holdings Ltd.
0.000% due 06/23/2026 «(d)	267	42
0.000% due 06/23/2028 «(d)	32	7

Total Convertible Bonds & Notes (Cost $85)		54

U.S. GOVERNMENT AGENCIES 20.7%

Federal Home Loan Mortgage Corp. REMICS
4.824% due 04/25/2055 •	1,139	1,144
5.109% due 04/15/2049 - 12/15/2050 •	407	408

Federal National Mortgage Association REMICS
4.844% due 08/25/2054 •	52	52
5.009% due 01/25/2051 •	247	248

Government National Mortgage Association REMICS
4.568% due 05/20/2074 •	103	102
4.764% due 02/20/2070 •	14	14
4.768% due 05/20/2074 •	174	175
4.818% due 09/20/2071 •	2,401	2,413
4.927% due 08/20/2068 •	481	485

Uniform Mortgage-Backed Security, TBA
3.000% due 02/01/2056	7,500	6,630
3.500% due 02/01/2056	4,000	3,686
5.000% due 02/01/2056	10,590	10,552
5.500% due 02/01/2056	300	304
6.000% due 02/01/2056	9,700	9,955
6.500% due 02/01/2056	22,700	23,597

Total U.S. Government Agencies (Cost $59,753)		59,765

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY OBLIGATIONS 5.5%

U.S. Treasury Bonds
1.375% due 11/15/2040 (i)(k)	$9,500	$6,170
4.000% due 11/15/2042	990	908
4.000% due 11/15/2052 (i)(k)	740	642
4.625% due 02/15/2055	750	723

U.S. Treasury Inflation Protected Securities (e)
1.500% due 02/15/2053	876	684
1.750% due 01/15/2034 (i)	1,483	1,475
2.125% due 04/15/2029 (i)	3,579	3,656

U.S. Treasury Notes
4.625% due 02/15/2035	1,470	1,526

Total U.S. Treasury Obligations (Cost $19,175)		15,784

NON-AGENCY MORTGAGE-BACKED SECURITIES 2.5%

Alliance Bancorp Trust
4.326% due 07/25/2037 •	233	209

Bear Stearns ARM Trust
4.214% due 07/25/2036 ~	52	44
4.422% due 02/25/2036 ~	12	11

CHL Mortgage Pass-Through Trust
6.000% due 04/25/2036	211	103

Countrywide Alternative Loan Trust
4.146% due 07/25/2035 •	309	231
4.166% due 09/25/2047 •	78	74

Impac CMB Trust
4.466% due 04/25/2035 •	55	55
4.491% due 04/25/2035 •	72	70

RALI Trust
4.206% due 06/25/2046 •	223	46
6.000% due 12/25/2036	58	48

Residential Asset Securitization Trust
4.246% due 05/25/2035 •	312	185

Towd Point Mortgage Trust
4.081% due 04/25/2055 ~	5,000	4,911

WaMu Mortgage Pass-Through Certificates Trust
4.506% due 01/25/2045 •	1,270	1,300

Total Non-Agency Mortgage-Backed Securities (Cost $7,464)		7,287

ASSET-BACKED SECURITIES 6.7%

AUTOMOBILE SEQUENTIAL 0.7%

CarMax Auto Owner Trust
4.750% due 10/15/2027	47	47
5.340% due 08/16/2027	160	161

Carvana Auto Receivables Trust
4.850% due 06/12/2028	710	715
5.330% due 07/10/2029	162	163
5.980% due 12/10/2027	92	92

Flagship Credit Auto Trust
5.640% due 03/15/2028	100	100

Ford Credit Auto Owner Trust
4.650% due 02/15/2028	137	137

OneMain Direct Auto Receivables Trust
5.410% due 11/14/2029	325	328

Oscar U.S. Funding XV LLC
5.810% due 12/10/2027	228	229

SCCU Auto Receivables Trust
5.700% due 10/16/2028	119	119

		2,091

HOME EQUITY OTHER 2.5%

Aames Mortgage Investment Trust
4.326% due 04/25/2036 •	68	66

ACE Securities Corp. Home Equity Loan Trust
4.326% due 06/25/2036 •	136	101
4.746% due 08/25/2035 •	91	91

Argent Mortgage Loan Trust
4.326% due 05/25/2035 •	364	334

Argent Securities Trust
4.146% due 07/25/2036 •	280	256

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Asset-Backed Securities Corp. Home Equity Loan Trust
2.885% due 03/25/2036 •	$1,375	$1,359

Countrywide Asset-Backed Certificates
4.346% due 03/25/2037 •	230	228

Countrywide Asset-Backed Certificates Trust
4.126% due 05/25/2035 •	158	154

First NLC Trust
4.626% due 02/25/2036 •	164	162

Fremont Home Loan Trust
4.116% due 10/25/2036 •	530	491
4.146% due 10/25/2036 •	1,839	738

GSAMP Trust
4.546% due 05/25/2046 •	2,386	2,278

Long Beach Mortgage Loan Trust
4.406% due 09/25/2034 •	26	26
4.446% due 01/25/2036 •	941	860

Popular ABS Mortgage Pass-Through Trust
4.341% due 07/25/2036 •	87	84

Structured Asset Securities Corp. Mortgage Loan Trust
4.416% due 10/25/2036 •	48	48
4.641% due 02/25/2036 •	100	99

		7,375

HOME EQUITY SEQUENTIAL 1.7%

JP Morgan Mortgage Acquisition Trust
4.421% due 11/25/2036 þ	4,985	4,936

MANUFACTURING HOUSE ABS OTHER 0.2%

Lehman ABS Manufactured Housing Contract Trust
7.170% due 04/15/2040 ~	484	462

WHOLE LOAN COLLATERAL 0.7%

Citigroup Mortgage Loan Trust, Inc.
4.281% due 11/25/2036 •	36	36

First Franklin Mortgage Loan Trust
4.551% due 11/25/2036 •	964	949

IndyMac INDB Mortgage Loan Trust
3.986% due 07/25/2036 •	779	245

Lehman XS Trust
4.166% due 05/25/2036 •	373	332
4.377% due 06/25/2036 þ	340	335

		1,897

OTHER ABS 0.9%

522 Funding CLO Ltd.
5.186% due 10/20/2031 •	79	79

Gallatin CLO VIII Ltd.
5.256% due 07/15/2031 •	225	225

Navient Private Education Refi Loan Trust
2.600% due 08/15/2068	499	483
5.465% due 11/15/2068 •	138	139

OZLM XXIV Ltd.
5.306% due 07/20/2032 •	163	164

Saranac CLO VI Ltd.
5.125% due 08/13/2031 •	52	52

SMB Private Education Loan Trust
1.290% due 07/15/2053	211	202
5.784% due 10/16/2056 •	503	514

Sound Point CLO IX Ltd.
5.356% due 07/20/2032 •	360	360

TCI-Symphony CLO Ltd.
5.193% due 10/13/2032 •	209	209

Vibrant CLO XI Ltd.
5.266% due 07/20/2032 •	79	79

Voya Ltd.
5.166% due 10/15/2030 •	19	19

		2,525

Total Asset-Backed Securities (Cost $19,448)		19,286

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	11

Consolidated Schedule of Investments	PIMCO Global Managed Asset Allocation Portfolio	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SOVEREIGN ISSUES 14.8%

Brazil Letras do Tesouro Nacional
0.000% due 04/01/2026 (d)	BRL	62,600	$11,051

Canada Government Bonds
3.250% due 09/01/2028	CAD	7,100	5,245

Colombia TES
2.250% due 04/18/2029 (e)	COP	635,411	149
3.000% due 03/25/2033 (e)		39,713	8
5.750% due 11/03/2027		8,095,000	1,943
6.500% due 01/22/2031 (e)		119,140	31
11.000% due 08/22/2029		13,011,600	3,257
11.500% due 07/25/2046		250,000	59
11.750% due 01/24/2035		3,481,600	859
12.750% due 11/28/2040		13,792,400	3,581
13.250% due 02/09/2033		2,766,000	742

Japan Government Thirty Year Bonds
2.400% due 03/20/2055	JPY	520,000	2,727
2.800% due 06/20/2055		270,000	1,543

Mexico Bonos
8.500% due 03/01/2029	MXN	45,000	2,523

Peru Government Bonds
7.300% due 08/12/2033	PEN	5,800	1,969

Peru Government International Bonds
5.400% due 08/12/2034		4,000	1,188

Republic of South Africa Government Bonds
8.875% due 02/28/2035	ZAR	93,000	5,861

Total Sovereign Issues (Cost $42,747)			42,736

		SHARES
COMMON STOCKS 3.0%

COMMUNICATION SERVICES 0.4%

Frontier Communications Parent, Inc. (b)		18,772	715

TEGNA, Inc.		18,884	366

			1,081

CONSUMER DISCRETIONARY 0.1%

Udemy, Inc. (b)		32,000	187

	SHARES	MARKET VALUE (000S)
CONSUMER STAPLES 0.5%

JDE Peet’s NV	20,958	$784

Kenvue, Inc.	47,600	821

		1,605

FINANCIALS 0.2%

Brighthouse Financial, Inc. (b)	5,700	370

Heritage Commerce Corp.	7,900	95

Laurentian Bank of Canada	4,131	121

		586

HEALTH CARE 0.6%

Amicus Therapeutics, Inc. (b)	28,100	400

Avidity Biosciences, Inc. (b)	8,400	606

Exact Sciences Corp. (b)	7,400	752

		1,758

INDUSTRIALS 0.5%

CSG Systems International, Inc.	4,500	345

Norfolk Southern Corp.	2,145	619

REV Group, Inc.	7,300	444

		1,408

INFORMATION TECHNOLOGY 0.7%

Confluent, Inc. Class A (b)	18,900	571

CyberArk Software Ltd. (b)	1,609	718

Qorvo, Inc. (b)	6,600	558

SEMrush Holdings, Inc. Class A (b)(g)	16,800	200

		2,047

REAL ESTATE 0.0%

Kaisa Group Holdings Ltd. (b)	595,480	7

Total Common Stocks (Cost $8,645)		8,679

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 0.3%

U.S. TREASURY BILLS 0.3%
3.752% due 01/08/2026 - 04/28/2026 (c)(d)	$900	$896

Total Short-Term Instruments (Cost $896)		896

Total Investments in Securities (Cost $159,137)		155,228

	SHARES

INVESTMENTS IN AFFILIATES 63.4%

MUTUAL FUNDS (f) 42.7%

PIMCO Income Fund	2,818,467	30,975

PIMCO Total Return Fund	10,444,563	92,539

Total Mutual Funds (Cost $119,768)		123,514

SHORT-TERM INSTRUMENTS 20.7%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 20.7%

PIMCO Short Asset Portfolio	4,658,165	45,729

PIMCO Short-Term Floating NAV Portfolio III	1,451,948	14,143

Total Short-Term Instruments (Cost $59,274)		59,872

Total Investments in Affiliates (Cost $179,042)		183,386

Total Investments 117.1% (Cost $338,179)		$338,614

Financial Derivative Instruments (h)(j) 1.5% (Cost or Premiums, net $4,783)		4,443

Other Assets and Liabilities, net (18.6)%		(53,990)

Net Assets 100.0%		$289,067

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Payment in-kind security.
(b)	Security did not produce income within the last twelve months.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Zero coupon security.
(e)	Principal amount of security is adjusted for inflation.
(f)	Institutional Class Shares of each Fund.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (5.0)%
Uniform Mortgage-Backed Security, TBA	2.000%	01/01/2041	$3,500	$(3,228)	$(3,241)
Uniform Mortgage-Backed Security, TBA	2.000	01/01/2056	13,800	(11,202)	(11,159)

Total Short Sales (5.0)%				$(14,430)	$(14,400)

12	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

December 31, 2025

The average amount of borrowings outstanding during the period ended December 31, 2025 was $(29) at a weighted average interest rate of 4.380%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(g)

Securities with an aggregate market value of $7 have been pledged as collateral as of December 31, 2025 for equity short sales and equity options as governed by prime brokerage agreements and agreements governing listed equity option transactions.

(h) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
Brent Crude September Futures	07/2026	5	$	301	$(5)	$0	$(3)
Canada Government 5-Year Bond March Futures	03/2026	15		1,238	(8)	0	(2)
Cocoa July Futures	07/2026	2		123	3	0	0
Cocoa March Futures	03/2026	2		121	(12)	0	0
Copper March Futures	03/2026	1		142	(1)	0	(3)
Euro-BTP Future March Futures	03/2026	38		5,367	(12)	0	(16)
Gas Oil June Futures	06/2026	5		301	(19)	0	(1)
Iron Ore March Futures	03/2026	34		356	17	0	0
Live Cattle April Futures	04/2026	7		650	11	4	0
LME Aluminum January Futures	01/2026	6		447	34	0	0
LME Aluminum March Futures	03/2026	5		374	9	0	(6)
LME Lead January Futures	01/2026	9		446	(7)	0	0
LME Lead March Futures	03/2026	2		100	1	6	(6)
LME Nickel January Futures	01/2026	3		298	24	0	0
LME Nickel March Futures	03/2026	4		399	37	0	0
LME Zinc January Futures	01/2026	10		773	42	0	0
LME Zinc March Futures	03/2026	11		858	25	18	0
Long Guilt March Futures	03/2026	34		4,188	28	7	(3)
New York Harbor June Futures	05/2026	4		342	(22)	0	(4)
Platinum April Futures	04/2026	1		102	4	0	(11)
RBOB Gasoline June Futures	05/2026	5		411	(7)	0	(4)
Soybean March Futures	03/2026	5		262	(21)	0	(4)
Soybean Meal March Futures	03/2026	33		988	(82)	0	(10)
U.S. Treasury 10-Year Note March Futures	03/2026	61		6,859	(12)	0	(12)
U.S. Treasury Long-Term Bond March Futures	03/2026	47		5,433	(42)	0	(10)
WTI Crude June Futures	05/2026	4		228	(6)	0	(2)

					$(21)	$35	$(97)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
Arabica Coffee July Futures	07/2026	1	$	(122)	$1	$1	$0
Australia Government 3-Year Bond March Futures	03/2026	72		(5,045)	0	1	(2)
Australia Government 10-Year Bond March Futures	03/2026	119		(8,695)	(17)	0	(10)
Canada Government 10-Year Bond March Futures	03/2026	6		(529)	8	1	0
Corn July Futures	07/2026	30		(682)	5	0	0
Corn March Futures	03/2026	45		(991)	(13)	1	0
Cotton No. 2 July Futures	07/2026	20		(668)	(6)	0	0
Cotton No. 2 March Futures	03/2026	7		(225)	9	0	0
E-Mini S&P 500 Index March Futures	03/2026	3		(1,034)	0	0	0
Euro-Bobl March Futures	03/2026	86		(11,740)	91	8	0
Euro-Bund March Futures	03/2026	9		(1,349)	19	2	0
Euro-Buxl 30-Year Bond March Futures	03/2026	15		(1,941)	31	6	0
Euro-Oat March Futures	03/2026	72		(10,204)	61	25	0
Euro-Schatz March Futures	03/2026	22		(2,761)	4	0	0
Hard Red Winter Wheat July Futures	07/2026	4		(108)	(1)	1	0
Hard Red Winter Wheat March Futures	03/2026	9		(232)	15	3	0
Japan Government 10-Year Bond March Futures	03/2026	26		(21,978)	145	48	0
Lean Hogs April Futures	04/2026	11		(396)	(8)	1	0
LME Aluminum January Futures	01/2026	6		(447)	(36)	0	0
LME Aluminum March Futures	03/2026	7		(524)	(30)	0	0
LME Lead January Futures	01/2026	9		(446)	6	0	0
LME Lead March Futures	03/2026	14		(703)	3	0	0
LME Nickel January Futures	01/2026	3		(298)	(30)	0	0
LME Nickel March Futures	03/2026	4		(399)	(30)	0	0
LME Zinc January Futures	01/2026	10		(773)	(13)	0	0
LME Zinc March Futures	03/2026	3		(234)	(2)	0	0

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	13

Consolidated Schedule of Investments	PIMCO Global Managed Asset Allocation Portfolio	(Cont.)

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
Natural Gas July Futures	06/2026	16	$	(587)	$26	$23	$0
Natural Gas March Futures	02/2026	6		(188)	27	13	0
Robusta Coffee March Futures	03/2026	1		(39)	(1)	0	0
Soybean July Futures	07/2026	2		(107)	1	1	0
Soybean Meal July Futures	07/2026	8		(248)	4	2	0
Soybean Oil July Futures	07/2026	7		(208)	5	4	0
Soybean Oil March Futures	03/2026	5		(146)	7	3	0
Sugar No. 11 July Futures	06/2026	33		(544)	(9)	0	(3)
Sugar No. 11 March Futures	02/2026	2		(34)	1	0	0
U.S. Treasury 2-Year Note March Futures	03/2026	57		(11,901)	(11)	4	0
U.S. Treasury 5-Year Note March Futures	03/2026	374		(40,880)	148	44	0
U.S. Treasury Ultra Long-Term Bond March Futures	03/2026	7		(826)	10	3	0
U.S. Ultra Treasury 10-Year Note March Futures	03/2026	58		(6,671)	9	11	0
Wheat July Futures	07/2026	4		(106)	2	1	0
Wheat March Futures	03/2026	17		(431)	29	3	0
White Sugar May Futures	04/2026	3		(64)	0	0	0

					$460	$210	$(15)

Total Futures Contracts					$439	$245	$(112)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - BUY PROTECTION(1)

Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
									Asset	Liability
CDX.IG-45 10-Year Index	(1.000)%	Quarterly	12/20/2035	$	5,200	$(40)	$(5)	$(45)	$0	$0
iTraxx Crossover 44 5-Year Index	(5.000)	Quarterly	12/20/2030	EUR	80	(10)	(1)	(11)	0	0

						$(50)	$(6)	$(56)	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
									Asset	Liability
iTraxx Main 44 5-Year Index	1.000%	Quarterly	12/20/2030	EUR	270	$7	$1	$8	$0	$0

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay(5)	1-Day GBP-SONIO Compounded-OIS	3.500%	Annual	03/18/2028	GBP	10,300	$3	$6	$9	$3	$0
Pay(5)	1-Day GBP-SONIO Compounded-OIS	3.750	Annual	03/18/2031		9,300	45	4	49	12	0
Receive(5)	1-Day GBP-SONIO Compounded-OIS	4.000	Annual	03/18/2036		4,100	7	0	7	0	(6)
Receive(5)	1-Day GBP-SONIO Compounded-OIS	4.500	Annual	03/18/2056		1,200	(13)	4	(9)	0	(3)
Pay(5)	1-Day INR-MIBOR Compounded-OIS	5.750	Semi-Annual	03/18/2031	INR	443,900	(21)	(18)	(39)	2	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.400	Annual	09/18/2026	JPY	1,360,000	11	18	29	0	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	06/18/2027		1,182,800	42	(23)	19	0	(2)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.750	Annual	09/17/2027		220,000	1	6	7	1	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	12/17/2027		110,000	0	2	2	0	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.600	Annual	09/18/2029		140,000	(8)	(17)	(25)	0	(1)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	06/18/2030		279,700	(10)	41	31	2	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	09/17/2030		840,000	9	(119)	(110)	0	(8)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.250	Annual	12/17/2030		214,500	(6)	(10)	(16)	0	(2)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.250	Annual	06/18/2032		890,000	117	(221)	(104)	0	(11)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.250	Annual	12/17/2032		282,600	(28)	(19)	(47)	0	(4)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.250	Annual	06/18/2035		799,700	7	(247)	(240)	0	(11)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.250	Annual	09/17/2035		450,000	(18)	(131)	(149)	0	(6)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.500	Annual	12/17/2035		130,000	(1)	(27)	(28)	0	(2)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	2.000	Annual	06/18/2045		60,000	24	(52)	(28)	0	(1)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	2.000	Annual	09/17/2045		50,000	5	(30)	(25)	0	(1)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.450	Annual	12/15/2051		160,000	411	41	452	2	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	2.000	Annual	06/18/2055		95,500	24	75	99	2	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	2.500	Annual	12/17/2055		461,500	64	139	203	12	0
Receive	1-Day SGD-SIBCSORA Compounded-OIS	1.500	Semi-Annual	09/17/2030	SGD	8,100	11	92	103	0	(17)
Pay(5)	1-Day SGD-SIBCSORA Compounded-OIS	1.500	Semi-Annual	03/18/2031		4,690	(83)	3	(80)	10	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/17/2027		$33,200	(81)	(31)	(112)	19	0

14	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

December 31, 2025

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day USD-SOFR Compounded-OIS	3.500%	Annual	12/17/2027		$37,200	$119	$6	$125	$0	$(19)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2029		19,100	229	(417)	(188)	22	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2030		18,200	260	(18)	242	0	(29)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2030		1,700	(27)	5	(22)	3	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2032		24,800	330	(105)	225	0	(49)
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.700	Annual	08/15/2035		1,200	(1)	8	7	3	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.715	Annual	08/15/2035		1,957	5	3	8	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2035		17,800	(51)	123	72	44	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.975	Annual	11/15/2053		1,100	23	16	39	4	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	4.085	Annual	11/15/2053		3,048	5	47	52	11	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.427	Annual	03/20/2055		6,500	46	138	184	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2055		4,400	197	121	318	14	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2055		200	(12)	(2)	(14)	0	(1)
Pay	1-Year BRL-CDI	12.000	Maturity	01/02/2029	BRL	25,830	(116)	(37)	(153)	0	0
Pay	1-Year BRL-CDI	13.200	Maturity	01/02/2029		10,300	0	2	2	0	0
Pay	1-Year BRL-CDI	13.291	Maturity	01/02/2029		9,000	0	(9)	(9)	0	(3)
Pay	1-Year BRL-CDI	14.880	Maturity	01/02/2029		8,400	0	52	52	0	0
Receive(5)	3-Month CNY-CNREPOFIX	1.500	Quarterly	03/18/2031	CNY	950	1	0	1	0	0
Receive	3-Month COP-IBR Compounded-OIS	8.610	Quarterly	08/22/2029	COP	8,776,600	(8)	160	152	0	(3)
Receive	3-Month COP-IBR Compounded-OIS	8.620	Quarterly	01/23/2030		12,958,000	(12)	256	244	0	(5)
Receive	3-Month COP-IBR Compounded-OIS	9.630	Quarterly	12/17/2030		17,481,200	65	135	200	0	(7)
Pay(5)	3-Month KRW-KORIBOR	2.500	Quarterly	03/18/2031	KRW	8,367,910	(165)	(16)	(181)	0	0
Receive(5)	3-Month MYR-KLIBOR	3.000	Quarterly	03/18/2031	MYR	12,570	37	17	54	0	0
Pay	3-Month ZAR-JIBAR	8.750	Quarterly	03/20/2029	ZAR	50,500	95	115	210	2	0
Receive	3-Month ZAR-JIBAR	8.649	Quarterly	04/03/2029		162,000	(551)	(134)	(685)	0	(6)
Pay	6-Month AUD-BBR-BBSW	2.000	Semi-Annual	10/07/2027	AUD	9,300	(300)	39	(261)	0	(2)
Pay(5)	6-Month AUD-BBR-BBSW	3.750	Semi-Annual	03/18/2031		4,000	(20)	(72)	(92)	0	(2)
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	03/20/2034		13,000	101	(186)	(85)	0	(11)
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	06/18/2035		2,100	26	(54)	(28)	0	(3)
Pay	6-Month CLP-CHILIBOR	4.000	Semi-Annual	09/17/2030		3,800	26	(72)	(46)	0	(2)
Receive	6-Month CLP-CHILIBOR	5.365	Semi-Annual	01/23/2030	CLP	126,100	(3)	(1)	(4)	0	0
Receive	6-Month CLP-CHILIBOR	3.920	Annual	04/21/2030	ILS	25,200	4	(247)	(243)	0	(4)
Pay	6-Month CZK-PRIBOR	3.534	Annual	03/21/2029	CZK	134,800	(15)	106	91	5	0
Pay(5)	6-Month EUR-EURIBOR	2.000	Annual	03/18/2028	EUR	800	(4)	(2)	(6)	0	0
Pay	6-Month EUR-EURIBOR	0.081	Annual	02/15/2031		10,400	(1,067)	(494)	(1,561)	0	(9)
Pay(5)	6-Month EUR-EURIBOR	2.500	Annual	03/18/2031		1,720	14	(25)	(11)	0	(1)
Pay(5)	6-Month EUR-EURIBOR	2.750	Annual	03/18/2036		11,100	(42)	(193)	(235)	0	(15)
Receive(5)	6-Month EUR-EURIBOR	3.000	Annual	03/18/2056		3,140	49	138	187	10	0
Receive	6-Month HUF-BBR	6.200	Annual	03/20/2029	HUF	538,900	2	(65)	(63)	0	(3)
Receive	6-Month PLN-WIBOR	5.020	Annual	03/21/2029	PLN	30,300	(37)	(536)	(573)	0	(9)
Receive(5)	6-Month THB-THBFIX	1.000	Quarterly	03/18/2031	THB	82,220	12	17	29	0	0
Pay	28-Day MXN-TIIE	8.835	Lunar	03/13/2029	MXN	24,000	(8)	52	44	1	0
Receive	28-Day MXN-TIIE	9.050	Lunar	12/12/2029		57,500	(175)	12	(163)	0	(3)
Receive	CAONREPO	3.500	Semi-Annual	12/18/2026	CAD	4,300	(50)	13	(37)	0	0
Receive	CAONREPO	2.750	Semi-Annual	09/17/2027		1,100	(3)	(2)	(5)	0	0
Receive	CAONREPO	3.000	Semi-Annual	06/18/2030		11,900	(185)	91	(94)	5	0
Receive	CAONREPO	2.750	Semi-Annual	09/17/2030		1,300	1	(1)	0	1	0
Pay	CAONREPO	2.500	Semi-Annual	12/17/2030		6,200	(4)	(57)	(61)	0	(4)
Receive	CAONREPO	2.750	Semi-Annual	03/19/2035		3,600	101	(27)	74	3	0
Pay	CAONREPO	3.000	Semi-Annual	09/17/2035		5,100	(44)	5	(39)	0	(4)
Receive	CAONREPO	3.250	Semi-Annual	06/18/2055		200	(6)	13	7	0	0

							$(646)	$(1,596)	$(2,242)	$199	$(269)

Total Swap Agreements							$(689)	$(1,601)	$(2,290)	$199	$(269)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of December 31, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset(6)		Total	Market Value	Variation Margin Liability(6)		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$249	$199	$448	$0	$(118)	$(269)	$(387)

(i)

Securities with an aggregate market value of $1,819 and cash of $3,631 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2025.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	15

Consolidated Schedule of Investments	PIMCO Global Managed Asset Allocation Portfolio	(Cont.)

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(6)	Unsettled variation margin asset of $4 and liability of $(6) for closed futures is outstanding at period end.

(j) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	01/2026		$53	JPY	8,191	$0	$0

BOA	01/2026	BRL	532		$97	0	0
	01/2026	CLP	46,544		50	0	(2)
	01/2026	COP	507,144		133	0	0
	01/2026	JPY	142,200		920	12	0
	01/2026	KRW	968,201		661	0	(11)
	01/2026	PLN	722		197	0	(4)
	01/2026	THB	11,023		340	0	(10)
	01/2026	TWD	6,035		198	6	0
	01/2026		$100	BRL	532	0	(3)
	01/2026		51	CLP	46,544	1	0
	01/2026		561	ILS	1,825	12	0
	01/2026		20	PHP	1,180	0	0
	01/2026		373	PLN	1,358	6	0
	01/2026		30	TWD	941	0	0
	01/2026		105	ZAR	1,756	1	0
	02/2026	COP	151,699		$40	0	0
	02/2026	ILS	487		153	0	0
	02/2026		$50	TRY	2,273	1	0
	03/2026	CLP	46,544		$51	0	(1)
	03/2026	COP	685,047		178	2	0
	03/2026	PEN	8,402		2,492	0	(1)
	03/2026		$425	MXN	7,735	1	0
	04/2026		40		729	1	0

BPS	01/2026	AUD	1,427		$928	0	(25)
	01/2026	CHF	55		70	0	0
	01/2026	CNH	14,659		2,093	0	(9)
	01/2026	GBP	638		845	1	(15)
	01/2026	ILS	1,630		502	0	(10)
	01/2026	INR	12,621		140	0	0
	01/2026	JPY	57,600		373	5	0
	01/2026	KRW	619,061		420	0	(9)
	01/2026	PLN	803		220	0	(4)
	01/2026	TWD	20,763		683	22	0
	01/2026		$614	CNH	4,299	3	0
	01/2026		17	COP	66,111	0	0
	01/2026		70	INR	6,324	0	0
	01/2026		825	PHP	48,770	1	0
	01/2026		314	PLN	1,133	2	0
	01/2026		1,092	TWD	34,284	2	(2)
	01/2026		325	ZAR	5,431	2	0
	01/2026	ZAR	3,043		$182	0	(2)
	02/2026	COP	99,710		26	0	0
	02/2026		$148	INR	13,342	0	0
	02/2026		360	TWD	11,308	0	(1)
	03/2026	CZK	16,074		$772	0	(10)
	03/2026	TWD	6,424		207	3	0
	04/2026	BRL	9,100		1,593	0	(33)

16	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

December 31, 2025

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BRC	01/2026	CAD	57		$41	$0	$(1)
	01/2026	EUR	140		163	0	(2)
	01/2026	ILS	441		137	0	(1)
	01/2026	MYR	2,277		555	0	(7)
	01/2026	TRY	17,000		379	0	(16)
	01/2026		$20	IDR	333,580	0	0
	01/2026		372	MYR	1,513	2	0
	01/2026		56	PLN	203	1	0
	01/2026		1,032	SGD	1,333	6	0
	01/2026		8	ZAR	135	0	0
	01/2026	ZAR	78,561		$4,604	0	(133)
	02/2026	ILS	210		65	0	(1)
	02/2026	TRY	212		5	0	0
	02/2026		$616	TRY	27,909	19	0
	03/2026		347	MXN	6,431	7	0

BSH	01/2026	BRL	2,967		$539	0	(2)
	01/2026	JPY	7,423		48	0	0
	01/2026	PLN	171		47	0	(1)
	01/2026		$534	BRL	2,967	7	0
	01/2026		257	PEN	919	16	0
	02/2026	BRL	2,990		$534	0	(7)
	02/2026	COP	886,182		228	0	(2)
	02/2026		$425	PEN	1,487	17	0
	04/2026	BRL	17,600		$3,099	3	(50)

CBK	01/2026		4,611		840	3	(5)
	01/2026	CAD	1,101		788	0	(14)
	01/2026	CLP	18,291		20	0	0
	01/2026	COP	3,717,771		969	3	(8)
	01/2026	DKK	805		126	0	(1)
	01/2026	EUR	194		226	0	(2)
	01/2026	ILS	325		99	0	(3)
	01/2026	INR	12,754		141	0	(1)
	01/2026	KRW	427,443		291	0	(5)
	01/2026	NZD	277		160	0	0
	01/2026	PLN	576		160	0	(1)
	01/2026	THB	3,227		103	0	0
	01/2026	TWD	30,885		1,016	33	0
	01/2026		$377	AUD	576	7	0
	01/2026		838	BRL	4,611	4	0
	01/2026		402	CNH	2,805	1	0
	01/2026		297	COP	1,141,829	4	0
	01/2026		2,547	INR	227,652	2	(22)
	01/2026		291	NOK	2,960	2	0
	01/2026		80	PEN	270	0	0
	01/2026		0	THB	15	0	0
	01/2026		296	TWD	9,242	0	(2)
	01/2026		172	ZAR	2,909	4	0
	02/2026	COP	11,231,284		$2,889	1	(33)
	02/2026	ILS	384		121	0	0
	02/2026	PEN	1,130		332	0	(3)
	02/2026		$156	PEN	525	0	0
	02/2026		9	TWD	283	0	0
	03/2026	CLP	230,274		$247	0	(9)
	03/2026	COP	713,232		188	3	0
	03/2026	TWD	15,292		488	2	0
	03/2026		$748	CLP	721,622	54	0
	03/2026		150	PEN	508	1	0
	04/2026	COP	244,468		$64	1	0
	05/2026	PEN	2,121		598	0	(30)

DUB	01/2026	BRL	1,096		199	0	(1)
	01/2026	ILS	351		109	0	(1)
	01/2026	INR	6,460		72	0	0
	01/2026	KRW	108,749		74	0	(1)
	01/2026	TWD	30,834		983	1	0
	01/2026		$204	BRL	1,096	0	(4)
	01/2026		620	ILS	1,977	1	0
	01/2026		718	INR	63,983	0	(8)
	01/2026		371	KRW	544,793	7	0
	01/2026		674	THB	21,245	2	(2)
	01/2026		219	ZAR	3,704	5	0

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	17

Consolidated Schedule of Investments	PIMCO Global Managed Asset Allocation Portfolio	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	02/2026	ILS	1,977		$620	$0	$(1)
	02/2026		$836	HUF	275,293	3	0
	02/2026		12	TWD	382	0	0

FAR	01/2026	AUD	2,909		$1,890	0	(52)
	01/2026	CHF	58		72	0	(1)
	01/2026	CNH	2,537		360	0	(4)
	01/2026	MXN	19,586		1,056	0	(29)
	01/2026	PEN	920		273	0	0
	01/2026	PLN	224		61	0	(2)
	01/2026		$328	ILS	1,052	2	0
	01/2026		302	PLN	1,099	5	0
	01/2026		10	ZAR	167	0	0
	02/2026	ILS	1,052		$328	0	(2)
	06/2026		$273	PEN	925	1	0

GLM	01/2026	CHF	1,558		$1,943	0	(25)
	01/2026	CNH	71		10	0	0
	01/2026	COP	53,312		14	0	0
	01/2026	ILS	2,962		917	0	(13)
	01/2026	MYR	220		54	0	(1)
	01/2026	THB	28,129		883	0	(10)
	01/2026		$291	CNH	2,049	3	0
	01/2026		328	PLN	1,197	6	0
	01/2026		403	SGD	521	3	0
	01/2026		102	THB	3,231	1	0
	01/2026		211	ZAR	3,620	7	0
	02/2026	BRL	3,208		$582	1	0
	02/2026	COP	129,920		34	0	0
	02/2026		$211	MXN	3,918	5	0
	03/2026	COP	50,180		$13	0	0
	03/2026		$4,236	BRL	23,467	0	(9)
	03/2026		164	MXN	3,044	4	0
	04/2026	BRL	35,900		$6,330	17	(105)
	04/2026		$621	MXN	11,396	6	0

IND	01/2026	NOK	10,492		$1,032	0	(9)

JPM	01/2026	CNH	10,561		1,500	0	(16)
	01/2026	HKD	3,904		502	0	0
	01/2026	ILS	6,787		2,083	0	(48)
	01/2026	INR	8,841		99	1	0
	01/2026	KRW	363,726		248	0	(5)
	01/2026	NZD	397		230	2	0
	01/2026	PLN	2,201		602	0	(11)
	01/2026		$360	CNH	2,532	3	0
	01/2026		1,706	CNY	12,012	7	0
	01/2026		1,075	INR	96,413	0	(5)
	01/2026		544	KRW	780,557	0	(3)
	01/2026		864	PLN	3,204	29	0
	01/2026		176	THB	5,623	2	0
	02/2026	COP	49,920		$13	0	0
	02/2026	KRW	779,533		544	3	0
	02/2026		$374	MXN	6,940	9	0
	03/2026	COP	50,245		$13	0	0
	03/2026	MXN	5,292		287	0	(5)
	03/2026		$471	COP	1,800,000	0	(6)
	03/2026		398	MXN	7,305	5	0
	04/2026		134		2,470	2	0

MBC	01/2026	CAD	4,300		$3,055	0	(79)
	01/2026	CHF	80		101	0	0
	01/2026	DKK	4,640		723	0	(7)
	01/2026	GBP	113		152	0	(1)
	01/2026	INR	7,047		78	0	0
	01/2026	JPY	172,500		1,111	9	0
	01/2026	KRW	187,218		128	0	(2)
	01/2026	NZD	259		150	1	0
	01/2026	SEK	6,118		642	0	(23)
	01/2026	SGD	6,379		4,916	0	(49)
	01/2026	THB	3,826		118	0	(3)
	01/2026		$407	AUD	622	8	0
	01/2026		125	INR	11,333	1	0
	01/2026		284	JPY	44,162	0	(2)

18	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

December 31, 2025

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	01/2026		$219	THB	6,933	$1	$0
	01/2026		46	TWD	1,452	0	0
	01/2026		30	ZAR	504	0	0
	02/2026		97	MXN	1,798	2	0
	03/2026		166		3,055	3	0
	04/2026		113		2,088	2	0

MYI	01/2026		0	JPY	45	0	0
	01/2026		542	MYR	2,228	7	0
	02/2026	HUF	11,451		$34	0	(1)
	02/2026	ILS	818		254	0	(3)
	04/2026		$198	MXN	3,608	0	0

NGF	01/2026	KRW	178,272		$122	0	(2)
	01/2026		$249	KRW	365,430	5	0

RYL	01/2026	CAD	108		$78	0	0

SCX	01/2026	CHF	1,170		1,460	0	(18)
	01/2026	CNH	5,058		718	0	(8)
	01/2026	INR	2,729		30	0	0
	01/2026	JPY	5,425		35	0	0
	01/2026	TWD	6,543		215	7	0
	01/2026		$1,791	EUR	1,540	20	0
	01/2026		39	INR	3,559	0	0

SOG	01/2026	COP	275,053		$73	0	0
	01/2026	EUR	2,064		2,390	0	(37)
	01/2026	INR	8,995		99	0	(1)
	01/2026	JPY	21,541		138	0	0
	02/2026		$97	MXN	1,799	2	0
	03/2026	CLP	349,830		$361	0	(28)
	03/2026	MXN	945		50	0	(2)
	03/2026	PEN	8		2	0	0
	03/2026		$363	MXN	6,803	12	0

SSB	01/2026	TWD	7,281		$232	0	0

UAG	01/2026	CHF	313		391	0	(5)
	01/2026	PLN	475		130	0	(2)
	01/2026		$395	PLN	1,433	4	0
	01/2026		122	ZAR	2,085	4	0
	02/2026	COP	16,060,358		$4,289	117	0
	02/2026		$92	MXN	1,714	2	0
	03/2026	CLP	248,735		$267	0	(9)
	03/2026	COP	5,047,063		1,285	0	(23)

Total Forward Foreign Currency Contracts						$637	$(1,198)

PURCHASED OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Put - OTC USD versus KRW	KRW	1,415.000	02/19/2026	2,200	$15	$12

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.427%	03/20/2045	30,000	$3,117	$2,623
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.427	03/20/2045	30,000	3,116	3,480

							$6,233	$6,103

Total Purchased Options							$6,248	$6,115

WRITTEN OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Put - OTC USD versus KRW	KRW	1,375.000	02/19/2026	2,200	$(5)	$(3)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	19

Consolidated Schedule of Investments	PIMCO Global Managed Asset Allocation Portfolio	(Cont.)

INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GLM	Cap - OTC CPALEMU	100.151	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/2035	5,600	$(255)	$(119)

Total Written Options						$(260)	$(122)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(4)
								Asset	Liability
GST	CMBX.NA.AAA.10 Index	0.500%	Monthly	11/17/2059	$2,200	$(65)	$72	$7	$0
	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	322	(20)	20	0	0

MYC	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	9,600	(317)	346	29	0

SAL	CMBX.NA.AAA.12 Index	0.500	Monthly	08/17/2061	1,600	(4)	14	10	0

UAG	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	3,800	(110)	121	11	0

						$(516)	$573	$57	$0

TOTAL RETURN SWAPS ON INDEXES

Counterparty	Pay/Receive(5)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
											Asset	Liability
BRC	Receive	BCPMXWO Index(7)	1,223,220	4.290% (FEDL01 plus a specified spread)	Monthly	10/07/2026	$	179,566	$0	$(1,125)	$0	$(1,125)

TOTAL RETURN SWAPS ON SECURITIES

Counterparty	Pay/Receive(5)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
											Asset	Liability
CBK	Pay	Coursera, Inc.	N/A	3.900% (SOFR less a specified spread)	Monthly	12/18/2026	$	202	$0	$14	$14	$0
	Pay	CVB Financial Corp.	N/A	3.900% (SOFR less a specified spread)	Monthly	12/18/2026		102	0	5	5	0

JPM	Pay	Sky Works Solutions,Inc.	N/A	4.000% (SOFR less a specified spread)	Monthly	10/29/2026		402	0	1	1	0
	Pay	Terex Corp.	N/A	3.550% (SOFR less a specified spread)	Monthly	11/02/2026		382	0	1	1	0

RBC	Pay	Palo Alto Networks,Inc.	N/A	4.025% (SOFR less a specified spread)	Monthly	03/25/2026		652	0	2	2	0
	Pay	Union Pacific Corp.	N/A	4.050% (SOFR less a specified spread)	Monthly	03/25/2026		496	0	(1)	0	(1)
	Pay	Kimberly - Clark Corp.	N/A	3.850% (SOFR less a specified spread)	Monthly	11/06/2026		707	0	(4)	0	(4)

									$0	$18	$23	$(5)

Total Swap Agreements									$(516)	$(534)	$80	$(1,130)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of December 31, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(6)
BOA	$43	$12	$0	$55	$(32)	$(3)	$0	$(35)	$20	$0	$20
BPS	41	0	0	41	(120)	0	0	(120)	(79)	44	(35)
BRC	35	0	0	35	(161)	0	(1,125)	(1,286)	(1,251)	(6,380)	(7,631)
BSH	43	0	0	43	(62)	0	0	(62)	(19)	(20)	(39)
CBK	125	0	19	144	(139)	0	0	(139)	5	0	5
DUB	19	0	0	19	(18)	0	0	(18)	1	0	1

20	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

December 31, 2025

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(6)
FAR	$8	$0	$0	$8	$(90)	$0	$0	$(90)	$(82)	$0	$(82)
GLM	53	0	0	53	(163)	(119)	0	(282)	(229)	0	(229)
GST	0	0	7	7	0	0	0	0	7	0	7
IND	0	0	0	0	(9)	0	0	(9)	(9)	0	(9)
JPM	63	0	2	65	(99)	0	0	(99)	(34)	0	(34)
MBC	27	0	0	27	(166)	0	0	(166)	(139)	0	(139)
MYC	0	6,103	29	6,132	0	0	0	0	6,132	3	6,135
MYI	7	0	0	7	(4)	0	0	(4)	3	0	3
NGF	5	0	0	5	(2)	0	0	(2)	3	0	3
RBC	0	0	2	2	0	0	(5)	(5)	(3)	0	(3)
SAL	0	0	10	10	0	0	0	0	10	0	10
SCX	27	0	0	27	(26)	0	0	(26)	1	0	1
SOG	14	0	0	14	(68)	0	0	(68)	(54)	0	(54)
UAG	127	0	11	138	(39)	0	0	(39)	99	0	99

Total Over the Counter	$637	$6,115	$80	$6,832	$(1,198)	$(122)	$(1,130)	$(2,450)

(k)

Securities with an aggregate market value of $47 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2025.

(1)	Notional Amount represents the number of contracts.
(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Receive represents that the Portfolio receives payments for any positive net return on the underlying reference. The Portfolio makes payments for any negative net return on such underlying reference. Pay represents that the Portfolio receives payments for any negative net return on the underlying reference. The Portfolio makes payments for any positive net return on such underlying reference.

(6)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(7)	The following table represents the top 50 individual positions and related values within the total return basket swap as of December 31, 2025:

Referenced Entity	% of Index	Value
Communication Services
Alphabet, Inc.	1.8%	$3,232
Alphabet, Inc.	1.6	2,873
Meta Platforms, Inc.	2.4	4,310
Verizon Communiccations, Inc.	0.7	1,257
Walt Disney Company	0.6	1,077
Other Communication Services	1.3	2,334

Total Communication Services		$15,083

Consumer Discretionary
Airbnb, Inc	0.7%	$1,257
Amazon.com, Inc.	3.7	6,644
Booking Holdings, Inc.	1.2	2,155
General Motors Company	0.6	1,077
TJX Companies, Inc.	0.7	1,257
Other Consumer Discretionary	3.9	7,003

Total Consumer Discretionary		$19,393

Consumer Staples
Altria Group, Inc.	1.2%	$2,155
Other Consumer Staples	1.4	2,514

Total Consumer Staples		$4,669

Energy
EOG Resources, Inc.	0.7%	$1,257
Other Energy	1.7	3,053

Total Energy		$4,310

Referenced Entity	% of Index	Value
Health Care
Amgen, Inc.	1.2%	$2,155
Bristol-Myers Squibb Company	1.3	2,334
Gilead Sciences, Inc.	1.4	2,514
Merck & Co., Inc.	1.0	1,796
Novartis AG	1.8	3,232
Regeneron Pharmaceuticals	0.7	1,257
Other Health Care	4.6	8,259

Total Health Care		$21,547

Industrials
ABB Ltd.	0.8%	$1,437
Caterpillar, Inc.	1.0	1,796
Cummins, Inc.	0.8	1,437
General Dynamics Corp.	0.9	1,616
Other Industrials	5.2	9,337

Total Industrials		$15,623

Materials
Barrick Mining Corp.	0.6%	$1,077
BHP Group Ltd.	1.3	2,334
Newmont Corporation	1.3	2,334
Other Materials	2.0	3,591

Total Materials		$9,336

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	21

Consolidated Schedule of Investments	PIMCO Global Managed Asset Allocation Portfolio	(Cont.)

Referenced Entity	% of Index	Value
Financials
Aflac, Inc.	0.7%	$1,257
Allstate Corp.	0.7	1,257
Ameriprise Financial, Inc.	0.6	1,077
Banco Bilbao Vizcaya Argentaria S.A.	1.0	1,796
Goldman Sachs Group, Inc.	0.8	1,437
Intesa Sanpaolo SpA	0.8	1,437
Morgan Stanley	1.2	2,155
Natwest Group PLC	0.8	1,437
Other Financials	9.5	17,058

Total Financials		$28,911

Referenced Entity	% of Index	Value
Real Estate
Simon Property Group, Inc.	0.7%	$1,257
Other Real Estate	0.3	539

Total Real Estate		$1,796

Technology
Adobe, Inc.	1.0%	$1,796
Apple Inc.	3.8	6,824
Applied Materials, Inc.	1.4	2,514
ASML Holding NV	1.1	1,975
Cisco Systems, Inc.	1.9	3,412
Fortinet, Inc.	0.6	1,077
Hitachi Ltd.	0.7	1,257
Lam Research Corporation	1.7	3,053
Micron Technology, Inc.	1.7	3,053
Microsoft Corp.	3.6	6,464
NVIDIA Corp.	5.2	9,337
Paypal Holdings, Inc.	0.6	1,077
QUALCOMM, Inc.	1.7	3,053
TE Connectivity PLC	0.8	1,437
Other Technology	4.5	8,080

Total Technology		$54,409

Utilities
ENEL SPA	1.0%	$1,796
National Grid PLC	0.6	1,077
Other Utilities	0.9	1,616

Total Utilities		$4,489

Total Value		$179,566

Represents positions not identified as a top 50 component or as having an individual notional value less than 1% of the notional of the total return swap, as of December 31, 2025.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Consolidated Statement of Assets and Liabilities as of December 31, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$87	$0	$2	$0	$160	$249
Swap Agreements	0	0	0	0	199	199

	$87	$0	$2	$0	$359	$448

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$637	$0	$637
Purchased Options	0	0	0	12	6,103	6,115
Swap Agreements	0	57	23	0	0	80

	$0	$57	$23	$649	$6,103	$6,832

	$87	$57	$25	$649	$6,462	$7,280

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$57	$0	$6	$0	$55	$118
Swap Agreements	0	0	0	0	269	269

	$57	$0	$6	$0	$324	$387

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,198	$0	$1,198
Written Options	0	0	0	3	119	122
Swap Agreements	0	0	1,130	0	0	1,130

	$0	$0	$1,130	$1,201	$119	$2,450

	$57	$0	$1,136	$1,201	$443	$2,837

22	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

December 31, 2025

The effect of Financial Derivative Instruments on the Consolidated Statement of Operations for the period ended December 31, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$(335)	$0	$0	$(335)
Written Options	0	0	112	0	0	112
Futures	613	0	31	0	1,839	2,483
Swap Agreements	0	(40)	0	0	471	431

	$613	$(40)	$(192)	$0	$2,310	$2,691

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(3,621)	$0	$(3,621)
Swap Agreements	0	781	41,690	0	(39)	42,432

	$0	$781	$41,690	$(3,621)	$(39)	$38,811

	$613	$741	$41,498	$(3,621)	$2,271	$41,502

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$23	$0	$0	$23
Written Options	0	0	(18)	0	0	(18)
Futures	(15)	0	(75)	0	(385)	(475)
Swap Agreements	0	2	0	0	(1,300)	(1,298)

	$(15)	$2	$(70)	$0	$(1,685)	$(1,768)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(1,668)	$0	$(1,668)
Purchased Options	0	0	0	(2)	(128)	(130)
Written Options	0	0	0	2	17	19
Swap Agreements	0	(626)	(933)	0	9	(1,550)

	$0	$(626)	$(933)	$(1,668)	$(102)	$(3,329)

	$(15)	$(624)	$(1,003)	$(1,668)	$(1,787)	$(5,097)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of December 31, 2025 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2025
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$14	$0	$14
Industrials	0	727	0	727
Convertible Bonds & Notes
Banking & Finance	0	5	49	54
U.S. Government Agencies	0	59,765	0	59,765
U.S. Treasury Obligations	0	15,784	0	15,784
Non-Agency Mortgage-Backed Securities	0	7,287	0	7,287
Asset-Backed Securities
Automobile Sequential	0	2,091	0	2,091
Home Equity Other	0	7,375	0	7,375
Home Equity Sequential	0	4,936	0	4,936
Manufacturing House ABS Other	0	462	0	462
Whole Loan Collateral	0	1,897	0	1,897
Other ABS	0	2,525	0	2,525
Sovereign Issues	0	42,736	0	42,736
Common Stocks
Communication Services	1,081	0	0	1,081
Consumer Discretionary	187	0	0	187
Consumer Staples	821	784	0	1,605
Financials	586	0	0	586
Health Care	1,758	0	0	1,758
Industrials	1,408	0	0	1,408
Information Technology	2,047	0	0	2,047
Real Estate	0	7	0	7
Short-Term Instruments
U.S. Treasury Bills	0	896	0	896

	$7,888	$147,291	$49	$155,228

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2025
Investments in Affiliates, at Value
Mutual Funds	$123,514	$0	$0	$123,514
Short-Term Instruments
Central Funds Used for Cash Management Purposes	59,872	0	0	59,872

	$183,386	$0	$0	$183,386

Total Investments	$191,274	$147,291	$49	$338,614

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(14,400)	$0	$(14,400)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	183	261	0	444
Over the counter	0	6,832	0	6,832

	$183	$7,093	$0	$7,276

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(90)	(291)	0	(381)
Over the counter	0	(2,450)	0	(2,450)

	$(90)	$(2,741)	$0	$(2,831)

Total Financial Derivative Instruments	$93	$4,352	$0	$4,445

Totals	$191,367	$137,243	$49	$328,659

There were no significant transfers into or out of Level 3 during the period ended December 31, 2025.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	23

Notes to Financial Statements

1. ORGANIZATION

PIMCO Variable Insurance Trust (the “Trust”) is a Delaware statutory trust established under a trust instrument dated October 3, 1997. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans. Information presented in these consolidated financial statements pertains to the Institutional Class, Administrative Class and Advisor Class shares of the PIMCO Global Managed Asset Allocation Portfolio (the “Portfolio”) offered by the Trust. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Portfolio.

The Portfolio may invest in Institutional Class or Class M shares of any funds of the PIMCO Funds and PIMCO Equity Series, affiliated open-end investment companies, except funds of funds and PIMCO California Municipal Opportunistic Value Fund and PIMCO National Municipal Opportunistic Value Fund (“Underlying PIMCO Funds”), and may also invest in other affiliated funds, including funds of PIMCO ETF Trust, and unaffiliated funds, which may or may not be registered under the Act (collectively, “Acquired Funds”).

The Portfolio has established PIMCO Cayman Commodity Portfolio II, Ltd., a Cayman Islands exempted company, (the “Commodity Subsidiary”), which is wholly-owned and controlled by the Portfolio. See Note 14, Basis for Consolidation, in the Notes to Financial Statements for more information regarding the Commodity Subsidiary.

Hereinafter, the Board of Trustees of the Portfolio shall be collectively referred to as the “Board.”

The Portfolio has adopted the Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280) — Improvements to Reportable Segment Disclosures. Adoption of the standard impacted consolidated financial statement disclosures only and did not affect the Portfolio’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and to assess its performance, and has discrete financial information available. The Officers, as listed in the Management of the Trust section of the most recent Statement of Additional Information, act as the Portfolio’s CODM. The Portfolio represents a single operating segment, as the CODM monitors the operating results of the Portfolio as a whole and the Portfolio’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Portfolio’s portfolio managers as a team. The financial information in the form of the Portfolio’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Portfolio’s comparative benchmarks and to make resource allocation decisions for the Portfolio’s single segment, is consistent with that presented within the Portfolio’s consolidated financial statements. Segment assets are reflected on the accompanying Consolidated Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Consolidated Statement of Operations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its consolidated financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Portfolio is treated as an investment company under the reporting requirements of U.S. GAAP, including but not limited to ASC 946. The functional and reporting currency for the Portfolio is the U.S. dollar. The preparation of consolidated financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized

24	PIMCO VARIABLE INSURANCE TRUST

December 31, 2025

appreciation (depreciation) on investments on the Consolidated Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Consolidated Statement of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Consolidated Statement of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable. A debt obligation may be granted, in certain situations, a contractual or non-contractual forbearance for interest payments that are expected to be paid after agreed upon pay dates.

(b) Foreign Taxes The Portfolio may be subject to foreign taxes on income, stock dividends, capital gains on investments or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Portfolio invests. These foreign taxes, if any, are paid by the Portfolio and are reflected in its Consolidated Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable as of December 31, 2025, if any, are disclosed in the Consolidated Statement of Assets and Liabilities.

(c) Foreign Currency Translation The market values of foreign securities, currency holdings and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Portfolio does not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) from investments on the Consolidated Statement of

Operations. The Portfolio may invest directly or indirectly through investments in Underlying PIMCO Funds or Acquired Funds, as applicable, in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains (losses) arising from sales of spot foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Consolidated Statement of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Consolidated Statement of Operations.

(d) Multi-Class Operations Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains (losses) are allocated daily based on the relative net assets of each class of the Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees. Under certain circumstances, the per share net asset value (“NAV”) of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(e) Distributions to Shareholders Distributions from net investment income, if any, are declared and distributed to shareholders quarterly. In addition, the Portfolio distributes any net capital gains it earns from the sale of portfolio securities to shareholders no less frequently than annually. The Portfolio may revise its distribution policy or postpone the payment of distributions at any time.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income distributions and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Portfolio’s annual consolidated financial statements presented under U.S. GAAP.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	25

Notes to Financial Statements	(Cont.)

Separately, if the Portfolio determines or estimates, as applicable, that a portion of a distribution may be comprised of amounts from sources other than net investment income in accordance with its policies, accounting records (if applicable) and accounting practices, the Portfolio will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. For these purposes, the Portfolio determines or estimates, as applicable, the source or sources from which a distribution is paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is determined or estimated, as applicable, that a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between the Portfolio’s daily internal accounting records and practices, the Portfolio’s consolidated financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, the Portfolio’s internal accounting records and practices may take into account, among other factors, tax-related characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include but are not limited to, for certain funds, the treatment of periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible that the Portfolio may not issue a Section 19 Notice in situations where the Portfolio’s consolidated financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Final determination of a distribution’s tax character will be provided to shareholders when such information is available.

Distributions classified as a tax basis return of capital at the Portfolio’s fiscal year end, if any, are reflected on the Consolidated Statements of Changes in Net Assets and have been recorded to paid in capital on the Consolidated Statement of Assets and Liabilities. In addition, other amounts have been reclassified between distributable earnings (accumulated loss) and paid in capital on the Consolidated Statement of Assets and Liabilities to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(f) New Accounting Pronouncements and Regulatory Updates In September 2023, the U.S. Securities and Exchange Commission (“SEC”) adopted amendments to Rule 35d-1 under the Act, which governs fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. Changes to a fund’s calculation methodology for derivatives instruments for purposes of Rule 35d-1 consistent with such amendments and applicable regulatory interpretations thereof will not constitute a change to a fund’s policy adopted pursuant to Rule 35d-1 and will not require notice or shareholder approval. The amendments became effective December 11, 2023. On March 14, 2025, the SEC extended the compliance date from December 11, 2025 to June 11, 2026 for fund groups with $1 billion or more in net assets and modified the operation of the compliance dates to allow for compliance based on the timing of certain annual disclosure and reporting obligations that are tied to a fund’s fiscal year-end. At this time, management is evaluating the implications of these changes on the consolidated financial statements.

In December 2023, FASB issued ASU 2023-09, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. Management has implemented changes in connection with the amendments and where applicable included additional disclosure in the Notes to Financial Statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The NAV of the Portfolio’s shares, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Portfolio or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Portfolio’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolio or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Portfolio may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Portfolio generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Portfolio may calculate its NAV as of the NYSE Close for such day or such other time that the Portfolio may determine.

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For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange or the NYSE Close if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated PIMCO as the valuation designee (“Valuation Designee”) for the Portfolio to perform the fair value determination relating to all Portfolio investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of portfolio investments. The Valuation Designee may value portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, exchange-traded funds (“ETFs”), exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures, are valued at the settlement price determined by the relevant exchange. Swap agreements and swaptions are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Portfolio’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Portfolio may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Portfolio’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Portfolio holds foreign (non-U.S.) investments, the value of

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Notes to Financial Statements	(Cont.)

those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio’s next calculated NAV. An alternative exchange rate may be obtained from a Pricing Source or an exchange rate may otherwise be determined if believed to be more reflective of the rates at which the Portfolio may transact.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and procedures are intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold. The Portfolio’s use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Frequent or Excessive Purchases, Exchanges and Redemptions” section in the Portfolio’s prospectus.

Under certain circumstances, the per share NAV of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

∎	Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

∎	Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Consolidated Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between fair value Levels of the Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Consolidated Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’

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internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

The Portfolio invests under normal circumstances in Acquired Funds which are considered to be affiliated with the Portfolio. The Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. A complete schedule of portfolio

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Notes to Financial Statements	(Cont.)

holdings for each affiliate fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available at the SEC’s website at www.sec.gov. A copy of each Acquired Fund’s shareholder report is also available at the SEC’s website at www.sec.gov, and a copy of each affiliate fund’s shareholder report is available on the Portfolio’s website at www.pimco.com, or upon request, as applicable. The table below shows the Portfolio’s transactions in and earnings from investments in the affiliated funds for the period ended December 31, 2025 (amounts in thousands†):

Underlying PIMCO Funds	Market Value 12/31/2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 12/31/2025	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO Income Fund	$30,366	$3,919	$(4,552)	$(70)	$1,312	$30,975	$1,804	$0

PIMCO Short Asset Portfolio	52,052	10,730	(17,370)	(92)	409	45,729	1,895	0

PIMCO Short-Term Floating NAV Portfolio III	13,960	183,271	(183,100)	4	8	14,143	1,273	0

PIMCO Total Return Fund	90,768	4,205	(6,402)	(60)	4,028	92,539	4,199	0

Totals	$187,146	$202,125	$(211,424)	$(218)	$5,757	$183,386	$9,171	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund, unless otherwise advised on IRS Form 1099-DIV. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(b) Investments in Securities

The Portfolio (and where applicable, certain Acquired Funds and Underlying PIMCO Funds) may utilize the investments and strategies described below to the extent permitted by the Portfolio’s investment policies.

Delayed-Delivery Transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, the Portfolio will designate or receive as collateral liquid assets in an amount sufficient to meet the purchase price or respective obligations. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. The Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain (loss). When the Portfolio has sold a security on a delayed-delivery basis, the Portfolio does not participate in future gains (losses) with respect to the security.

Inflation-Indexed Bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Consolidated Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury Inflation-Protected Securities (“TIPS”). For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Mortgage-Related and Other Asset-Backed Securities directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are interests in pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal payments. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including, but not limited to, auto loans, accounts receivable such as credit card receivables and hospital account receivables, home equity loans, student loans, boat loans, mobile home loans,

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recreational vehicle loans, manufactured housing loans, aircraft leases, computer leases, syndicated bank loans, peer-to-peer loans and litigation finance loans. The Portfolio may invest in any level of the capital structure of an issuer or mortgage-backed or asset-backed securities, including the equity or “first loss” tranche.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs, CLOs and other CDOs are types of asset-backed securities. A CBO is a trust which is often backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. Other CDOs are trusts backed by other types of assets representing obligations of various parties. For CBOs, CLOs and other CDOs, the cash flows from the trust are split into portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche which bears the first loss from any defaults from the bonds or loans in the trust, although more senior tranches may also bear losses. Since they are partially protected from defaults, senior tranches from a CBO trust, CLO trust or trust of another CDO typically have higher ratings and lower yields than their underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CBO, CLO or other CDO tranches can experience substantial losses due to actual defaults, downgrades of the underlying collateral by rating agencies, forced liquidation of the collateral pool due to a failure of coverage tests, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CBO, CLO or other CDO securities as a class. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Portfolio invests. In addition to the normal risks associated with fixed income securities discussed elsewhere in this report and the Portfolio’s prospectus and statement of additional information (e.g., prepayment risk, credit risk, liquidity risk, market risk, structural risk, legal risk and interest rate risk (which may be exacerbated if the interest rate payable on a structured financing changes based on multiples of changes in interest rates or inversely to changes in interest rates)), CBOs, CLOs and other CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) risks related to the capability of the servicer of the securitized assets, (iv) the risk that the Portfolio may invest in CBOs, CLOs, or other CDOs that are subordinate to other classes, (v) the structure and complexity of the transaction and the legal documents may not be fully understood at the time of investment and could lead to disputes with the issuer or among investors regarding the characterization of proceeds or unexpected investment results, and (vi) the CDO’s manager may perform poorly.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Payment In-Kind Securities may give the issuer the option at each interest payment date of making interest payments in either cash and/or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro rata adjustment from the unrealized appreciation (depreciation) on investments to interest receivable on the Consolidated Statement of Assets and Liabilities.

Securities Issued by U.S. Government Agencies or Government-Sponsored Enterprises are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. The U.S. Government does not guarantee the net asset value of the Portfolio’s shares. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks, credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely

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Notes to Financial Statements	(Cont.)

payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC is a government sponsored corporation that issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

In June 2019, FNMA and FHLMC started issuing Uniform Mortgage-Backed Securities in place of their current offerings of TBA-eligible securities (the “Single Security Initiative”). The Single Security Initiative seeks to support the overall liquidity of the TBA market and aligns the characteristics of FNMA and FHLMC certificates. The long-term effects that the Single Security Initiative may have on the market for TBA and other mortgage-backed securities are uncertain.

Roll-timing strategies can be used where the Portfolio seeks to extend the expiration or maturity of a position, such as a TBA security on an underlying asset, by closing out the position before expiration and contemporaneously opening a new position with respect to substantially the same underlying asset with a later expiration date. TBA securities purchased or sold are reflected on the Consolidated Statement of Assets and Liabilities as an asset or liability, respectively. Recently finalized FINRA rules include mandatory margin requirements for the TBA market that require the Portfolio to post collateral in connection with its TBA transactions. There is no similar requirement applicable to the Portfolio’s TBA counterparties. The required collateralization of TBA trades could increase the cost of TBA transactions to the Portfolio and impose added operational complexity.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio (and where applicable, certain Acquired Funds and Underlying PIMCO Funds) may enter into the borrowings and other financing transactions described below to the extent permitted by the Portfolio’s investment policies.

The following disclosures contain information on the Portfolio’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Portfolio. The location of these instruments in the Portfolio’s consolidated financial statements is described below.

(a) Reverse Repurchase Agreements In a reverse repurchase agreement, the Portfolio delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. In an open maturity reverse repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Portfolio or counterparty at any time. The Portfolio is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Portfolio to counterparties are reflected as a liability on the Consolidated Statement of Assets and Liabilities. Interest payments made by the Portfolio to counterparties are recorded as a component of interest expense on the Consolidated Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The Portfolio will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under reverse repurchase agreements.

(b) Short Sales Short sales are transactions in which the Portfolio sells a security that it does not own in anticipation that the market price of that security will decline. The Portfolio may make short sales of securities: (i) to offset potential declines in long positions in similar securities, (ii) to increase the flexibility of the Portfolio, (iii) for investment return, (iv) as part of a risk arbitrage strategy, and (v) as part of its overall portfolio management strategies involving the use of derivative instruments. When the Portfolio makes a short sale, it will often borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Portfolio will ordinarily have to pay a fee or premium to borrow a security and be obligated to repay the lender of the security any dividend or interest that accrues on the security during the period of the loan. Securities sold in short sale transactions and the dividend or interest payable on such securities, if any, are reflected as payable for short sales on the Consolidated Statement of Assets and Liabilities. Short sales expose the Portfolio to the risk that it will be required to cover its short position at a time when the security or other asset has appreciated in value, thus resulting in losses to the Portfolio. A short sale is “against the box” if the Portfolio holds in its portfolio or has the right to acquire the security sold short, or securities identical to the security sold short, at no additional cost. The Portfolio will be subject to additional risks to the extent that it engages in short sales that are not “against the box.” The Portfolio’s loss on a short sale could theoretically be unlimited in cases where the Portfolio is unable, for whatever reason, to close out its short position.

(c) Interfund Lending In accordance with an exemptive order (the “Order”) from the SEC, each Portfolio of the Trust may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Portfolio’s investment policies and restrictions. Each Portfolio is

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currently permitted to borrow under the Interfund Lending Program. A lending portfolio may lend in aggregate up to 15% of its current net assets at the time of the interfund loan, but may not lend more than 5% of its net assets to any one borrowing portfolio through the Interfund Lending Program. A borrowing portfolio may not borrow through the Interfund Lending Program or from any other source if its total outstanding borrowings immediately after the borrowing would be more than 33 1/3% of its total assets (or any lower threshold provided for by the portfolio’s investment restrictions). If a borrowing portfolio’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interfund loan rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending portfolio and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended December 31, 2025, the Portfolio did not participate in the Interfund Lending Program.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The Portfolio (and where applicable, certain Acquired Funds and Underlying PIMCO Funds) may enter into the financial derivative instruments described below to the extent permitted by the Portfolio’s investment policies.

The following disclosures contain information on how and why the Portfolio uses financial derivative instruments, and how financial derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Consolidated Statement of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Consolidated Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Consolidated Schedule of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Consolidated Schedule of Investments, serve as indicators of the volume of financial derivative activity for the Portfolio.

(a) Forward Foreign Currency Contracts may be engaged, in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily, and the change in value is recorded by the Portfolio as an unrealized gain (loss). Realized gains (losses) are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain (loss) reflected on the Consolidated Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

(b) Futures Contracts are agreements to buy or sell a security or other asset for a set price on a future date and are traded on an exchange. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by the Portfolio (“Futures Variation Margin”). Futures Variation Margins, if any, are disclosed within centrally cleared financial derivative instruments on the Consolidated Statement of Assets and Liabilities. Gains (losses) are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the Futures Variation Margin included within exchange traded or centrally cleared financial derivative instruments on the Consolidated Statement of Assets and Liabilities.

(c) Options Contracts may be written or purchased to enhance returns or to hedge an existing position or future investment. The Portfolio may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put, an amount equal to the premium received is recorded and subsequently marked to market to reflect the current value of the option written.

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Notes to Financial Statements	(Cont.)

These amounts are included on the Consolidated Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain (loss). Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (“call”) or purchased (“put”) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included as an asset on the Consolidated Statement of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) when the underlying transaction is executed.

Foreign Currency Options may be written or purchased to be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

Inflation-Capped Options may be written or purchased to enhance returns or for hedging opportunities. The purpose of purchasing inflation-capped options is to protect the Portfolio from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products.

Interest Rate Swaptions may be written or purchased to enter into a pre-defined swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Options on Indexes (“Index Option”) use a specified index as the underlying instrument for the option contract. The exercise for an Index Option will not include physical delivery of the underlying index but will result in a cash transfer of the amount of the difference between the settlement price of the underlying index and the strike price.

(d) Swap Agreements are bilaterally negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). The Portfolio may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Centrally Cleared Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Consolidated Statement of Operations. Daily changes in valuation of centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared financial derivative instruments on the Consolidated Statement of Assets and Liabilities. Centrally Cleared and OTC swap payments received or paid at the beginning of the measurement period are included on the Consolidated Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gain (loss) on the Consolidated Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain (loss) on the Consolidated Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gain (loss) on the Consolidated Statement of Operations.

For purposes of applying certain of the Portfolio’s investment policies and restrictions, swap agreements, like other derivative instruments,

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may be valued by the Portfolio at market value, notional value or full exposure value. In the case of a credit default swap, in applying certain of the Portfolio’s investment policies and restrictions, the Portfolio will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of the Portfolio’s other investment policies and restrictions. For example, the Portfolio may value credit default swaps at full exposure value for purposes of the Portfolio’s credit quality guidelines (if any) because such value in general better reflects the Portfolio’s actual economic exposure during the term of the credit default swap agreement. As a result, the Portfolio may, at times, have notional exposure to an asset class (before netting) that is greater or lesser than the stated limit or restriction noted in the Portfolio’s prospectus. In this context, both the notional amount and the market value may be positive or negative depending on whether the Portfolio is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by the Portfolio for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may fail to perform or meet an obligation or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates or the values of the asset upon which the swap is based.

The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk may be mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral to the Portfolio to cover the Portfolio’s exposure to the counterparty.

To the extent the Portfolio has a policy to limit the net amount owed to or to be received from a single counterparty under existing swap agreements, such limitation only applies to counterparties to OTC swaps and does not apply to centrally cleared swaps where the counterparty is a central counterparty or derivatives clearing organization.

Credit Default Swap Agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues are entered into to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the swap agreement, undergoes a certain credit event. As a seller of protection on credit default swap agreements, the Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap.

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

Credit default swap agreements on credit indexes involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit

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Notes to Financial Statements	(Cont.)

instruments or exposures designed to be representative of some part of the credit market as a whole. These indexes are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indexes may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets and/or various credit ratings within each sector. Credit indexes are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indexes changes periodically, usually every six months, and for most indexes, each name has an equal weight in the index. Credit default swaps on credit indexes may be used to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indexes are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues as of period end, if any, are disclosed in the Notes to Consolidated Schedule of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indexes, the quoted market prices and resulting values, as well as the annual payment rate, serve as an indication of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Portfolio as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which the Portfolio is the seller of protection are disclosed in the Notes to Consolidated Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or entities.

Interest Rate Swap Agreements may be entered into to help hedge against interest rate risk exposure as the value of the fixed rate bonds that the Portfolio holds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Portfolio with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

Total Return Swap Agreements are entered into to gain or mitigate exposure to the underlying reference asset. Total return swap agreements involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset and on a fixed or variable interest rate. Total return swap agreements may involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific underlying reference asset, which may include a single security, a basket of securities or an index, and in return receives a fixed or variable rate. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference asset less a financing rate, if any. As a receiver, the Portfolio would receive payments based on any net positive total return and would owe payments in the event of a net negative total return. As the payer, the Portfolio would owe payments on any net positive total return and would receive payments in the event of a net negative total return.

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7. PRINCIPAL AND OTHER RISKS

(a) Principal Risks

The principal risks of investing in the Portfolio, which could adversely affect its net asset value, yield and total return, are listed below. The principal risks of investing in the Portfolio include risks from direct investments and/or indirect exposure through investment in Acquired Funds or Underlying PIMCO Funds. Please see “Description of Principal Risks” in the Portfolio’s prospectus for a more detailed description of the risks of investing in the Portfolio.

Allocation Risk is the risk that the Portfolio could experience losses as a result of less than optimal or poor asset allocation decisions. The Portfolio could miss attractive investment opportunities by underweighting markets that subsequently experience significant returns and could lose value by overweighting markets that subsequently experience significant declines.

Acquired Fund Risk is the risk that the Portfolio’s performance is closely related to the risks associated with the securities and other investments held by the Acquired Funds and that the ability of the Portfolio to achieve its investment objective will depend upon the ability of the Acquired Funds to achieve their investment objectives. Investments in Acquired Funds that are exchange-traded funds are also subject to market risk, tracking error, the potential for trading at a discount or premium to their net asset value, bid/ask spread costs as well as the risks of the underlying securities they hold. In addition, the Portfolio’s performance will be reduced by the Portfolio’s proportionate amount of the expenses of any Acquired Funds in which it invests.

Interest Rate Risk is the risk that fixed income securities will fluctuate in value due to changes in interest rates; a portfolio with a longer average portfolio duration will be more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration. Factors such as government policy, inflation, the economy, and market for bonds can impact interest rates and yields.

Call Risk is the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons including declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality. If an issuer calls a security that the Portfolio has invested in, the Portfolio may not recoup the full amount of its initial investment or may not realize the full anticipated earnings from the investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Credit Risk is the risk that the Portfolio could experience losses if the issuer or guarantor of a fixed income security, the counterparty to a derivative contract, or the issuer or guarantor of collateral, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

High Yield Risk is the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of market, credit, call and liquidity risks. High yield securities are considered primarily speculative by rating agencies with respect to the issuer’s continuing ability to make principal and interest payments, and their values may be more volatile than higher-rated securities of similar maturity.

Distressed Company Risk is the risk that securities of distressed companies may be subject to greater levels of market, credit, issuer and liquidity risks. Distressed companies may be engaged in restructurings, bankruptcy proceedings or other financial difficulties, which may cause the value of their securities to fluctuate rapidly or unpredictably.

Market Risk is the risk that the value of securities owned by the Portfolio may fluctuate, sometimes rapidly or unpredictably, due to a variety of factors affecting securities markets generally or particular industries or sectors.

Issuer Risk is the risk that the value of a security may decline for reasons related to the issuer, such as management performance, changes in financial condition or credit rating, financial leverage, reputation or reduced demand for the issuer’s goods or services.

Liquidity Risk is the risk that a particular investment may be difficult to purchase or sell and that the Portfolio may be unable to sell investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity. The liquidity of the Portfolio’s shares may be constrained by the liquidity of the Portfolio’s portfolio holdings.

Derivatives Risk is the risk of investing in derivative instruments (such as forwards, futures, options, swaps and structured securities) and other similar investments, including leverage, liquidity, interest rate, market, counterparty (including credit), operational, legal and management risks, and valuation complexity. Changes in the value of a derivative or other similar investment may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Portfolio could lose more than the initial amount invested. Changes in the value of a derivative or other similar

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instrument may also create margin delivery or settlement payment obligations for the Portfolio. The Portfolio’s use of derivatives or other similar investments may result in losses to the Portfolio, a reduction in the Portfolio’s returns and/or increased volatility. Non-centrally-cleared over-the-counter (“OTC”) derivatives or other similar investments are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for non-centrally-cleared OTC derivatives or other similar investments. The primary credit risk on derivatives or other similar investments that are exchange-traded or traded through a central clearing counterparty resides with the Portfolio’s clearing broker or the clearinghouse. Changes in regulations relating to a registered fund’s use of derivatives and related instruments could potentially limit or impact the Portfolio’s ability to invest in derivatives, limit the Portfolio’s ability to employ certain strategies that use derivatives or other similar investments and/or adversely affect the value of derivatives or other similar investments and the Portfolio’s performance.

Commodity Risk is the risk that investing in commodity-linked derivative instruments and commodities, either directly or indirectly through a subsidiary, may subject the Portfolio to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments or commodities may be affected by changes in overall market movements, foreign currency exchange rates, commodity index volatility, changes in inflation, interest rates, or supply and demand factors affecting a particular industry or commodity market, such as drought, floods, weather, livestock disease, pandemics and public health emergencies, embargoes, taxation, war, terrorism, cyber hacking, economic and political developments, environmental proceedings, tariffs, changes in storage costs, availability of transportation systems, and international economic, political and regulatory developments. Investments in commodities can also present risks associated with transportation and delivery, custody, storage and maintenance, illiquidity, and the unavailability of accurate market valuations of the commodity.

Equity Risk is the risk that the value of equity or equity-related securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity or equity-related securities generally have greater price volatility than fixed income securities. In addition, preferred securities may be subject to greater credit risk or other risks, such as risks related to deferred and omitted distributions, limited voting rights, liquidity, interest rates, regulatory changes and special redemption rights.

Mortgage-Related and Other Asset-Backed Securities Risk is the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk. The Portfolio may invest in any tranche of mortgage-related and other asset-backed securities, including junior and/or equity tranches (to the extent consistent with the Portfolio’s guidelines), which generally carry higher levels of the foregoing risks.

Foreign (Non-U.S.) Investment Risk is the risk that investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a portfolio that invests exclusively in securities of U.S. companies, due to smaller or less developed markets, differing financial reporting, accounting, corporate governance and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable U.S. or foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, political changes, diplomatic developments, trade restrictions (including tariffs) or the imposition of sanctions and other similar measures. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Real Estate Risk is the risk that the Portfolio’s investments in real estate investment trusts (“REITs”) or real estate-linked derivative instruments will subject the Portfolio to risks similar to those associated with direct ownership of real estate, including risks related to losses from casualty or condemnation, changes in local and general economic conditions, fluctuations in supply and demand, interest rate changes, zoning laws, regulatory limitations on rents, property taxes and operating expenses. The Portfolio’s investments in REITs or real estate-linked derivative instruments subject it to management and tax risks. In addition, REITs that are privately held or not traded on a national securities exchange may subject the Portfolio to liquidity and valuation risk.

Emerging Markets Risk is the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk.

Sovereign Debt Risk is the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit events resulting from an issuer’s inability or unwillingness to make principal or interest payments in a timely fashion.

Currency Risk is the risk that foreign (non-U.S.) currencies may fluctuate in value relative to the U.S. dollar, which can affect the value of the Portfolio’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

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Leveraging Risk is the risk that certain transactions of the Portfolio, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, and derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Portfolio to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss. The use of leverage may also increase the Portfolio’s sensitivity to interest rate changes and other market risks.

Smaller Company Risk is the risk that the value of securities issued by a smaller company may fluctuate, sometimes rapidly and unpredictably as compared to more widely held securities, due to narrow markets and limited resources of smaller companies. Investments in smaller companies generally are subject to greater levels of credit, market and issuer risk.

Management Risk is the risk that the investment techniques and risk analyses applied by PIMCO, including the use of quantitative models or methods, will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio managers in connection with managing the Portfolio and may cause PIMCO to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of the Portfolio will be achieved.

Tax Risk is the risk that the tax treatment of swap agreements and other derivative instruments, such as commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures, and options on futures, may be affected by future regulatory or legislative changes that could affect whether income from such investments is “qualifying income” under Subchapter M of the Internal Revenue Code, or otherwise affect the character, timing and/or amount of the Portfolio’s taxable income or gains and distributions.

Subsidiary Risk is the risk that, by investing in the Commodity Subsidiary, the Portfolio is indirectly exposed to the risks associated with the Commodity Subsidiary’s investments. The Commodity Subsidiary is not registered under the Act and may not be subject to all the investor protections of the Act. There is no guarantee that the investment objective of the Commodity Subsidiary will be achieved.

Short Exposure Risk is the risk of entering into short sales or other short positions, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale or other short position will not fulfill its contractual obligations, causing a loss to the Portfolio.

Collateralized Loan Obligations Risk is the risk that investing in collateralized loan obligations (“CLOs”) and other similarly structured investments exposes the Portfolio to heightened credit risk, interest rate risk, liquidity risk, market risk and prepayment and extension risk, as well as the risk of default on the underlying asset. In addition, investments in CLOs carry additional risks, including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) risks related to the capability of the servicer of the securitized assets; (iv) the risk that the Portfolio may invest in tranches of CLOs that are subordinate to other tranches; (v) the structure and complexity of the transaction and the legal documents may not be fully understood at the time of investment and could lead to disputes with the issuer or among investors regarding the characterization of proceeds or unexpected investment results; and (vi) the CLO’s manager may perform poorly.

Value Investing Risk is the risk that a value stock may decrease in price or may not increase in price as anticipated by PIMCO if it continues to be undervalued by the market or the factors that the portfolio manager believes will cause the stock price to increase do not occur.

Convertible Securities Risk is the risk that arises because convertible securities share both fixed income and equity characteristics. Convertible securities are subject to risks to which fixed income and equity investments are subject. These risks include equity risk, interest rate risk and credit risk.

Exchange-Traded Fund Risk is the risk that an exchange-traded fund may not achieve its investment objective, among other reasons, because of regulatory restrictions, including, for example, exchange rules, market prices of shares of an exchange-traded fund may fluctuate rapidly and materially, or shares of an exchange-traded fund may trade significantly above or below net asset value, any of which may cause losses to the Portfolio invested in the exchange-traded fund.

Turnover Risk is the risk that high levels of portfolio turnover may increase transaction costs and taxes and may lower investment performance.

(b) Other Risks

In general, the Portfolio may be subject to additional risks, including, but not limited to, risks related to government regulation and intervention in financial markets, operational risks, risks associated with financial, economic and global market disruptions, and cyber security risks. Please see the Portfolio’s prospectus and Statement of Additional Information for a more detailed description of the risks of investing in the Portfolio. Please see the Important Information section

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	39

Notes to Financial Statements	(Cont.)

of this report for additional discussion of certain regulatory and market developments that may impact the Portfolio’s performance.

Market Disruptions Risk The Portfolio is subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including those arising from actual or threatened war or armed conflicts, military conflicts, terrorism, social unrest, recessions, supply chain disruptions, market manipulation, government interventions, defaults and shutdowns, political and regulatory changes or diplomatic developments or the imposition of sanctions and other measures, including the imposition of tariffs, or other U.S. economic policies and any related public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), bank failures and natural/ environmental disasters, which can all negatively impact the securities markets and cause the Portfolio to lose value. These events can also impair the technology and other operational systems upon which the Portfolio’s service providers, including PIMCO as the Portfolio’s investment adviser, rely, and could otherwise disrupt the Portfolio’s service providers’ ability to fulfill their obligations to the Portfolio.

Government Intervention in Financial Markets Federal, state, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which the Portfolio invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Portfolio itself is regulated. Such legislation or regulation could limit or preclude the Portfolio’s ability to achieve its investment objective. Also, while such legislation or regulations are intended to strengthen markets, systems and public finances, they could affect fund expenses and the value of fund investments in unpredictable ways. Furthermore, volatile financial markets can expose the Portfolio to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Portfolio. The value of the Portfolio’s holdings is also generally subject to the risk of future local, national, or global economic disturbances based on unknown weaknesses in the markets in which the Portfolio invests. In addition, it is not certain that the U.S. Government will intervene in response to a future market disturbance and the effect of any such future intervention cannot be predicted. It is difficult for issuers to prepare for the impact of future financial downturns, although companies can seek to identify and manage future uncertainties through risk management programs.

Regulatory Risk Financial entities, such as investment companies and investment advisers, are generally subject to extensive government regulation and intervention. Government regulation and/or intervention may change the way the Portfolio is regulated, affect the expenses incurred directly by the Portfolio and the value of its investments, and limit and/or preclude the Portfolio’s ability to achieve its investment objective. Government regulation may change frequently and may have significant adverse consequences. Moreover, government regulation may have unpredictable and unintended effects.

Operational Risk An investment in the Portfolio, like any fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on the Portfolio. While the Portfolio seeks to minimize such events through controls and oversight, there may still be failures that could cause losses to the Portfolio.

Cyber Security Risk As the use of complex information technology and communication systems, including cloud-based technology, has become more prevalent and interconnected in the course of business, the Portfolio has become potentially more susceptible to operational and information security risks resulting from breaches in cyber security despite the efforts of PIMCO, the Portfolio, or their service providers to adopt technologies, processes, and practices intended to mitigate these risks. Disruptions or failures that affect service providers, counterparties, market participants or issuers of securities that are held by the Portfolio may adversely affect PIMCO or the Portfolio, including by causing losses or impairing PIMCO’s or the Portfolio’s operations. A breach in cyber security refers to both intentional and unintentional cyber events that may, among other things, cause the Portfolio to lose proprietary information, suffer data corruption and/or destruction or lose operational capacity, result in the unauthorized release or other misuse of confidential information, or otherwise disrupt normal business operations. Geopolitical tensions can increase the scale and sophistication of deliberate cybersecurity attacks, particularly those from nation-states or from entities with nation-state backing, who may desire to use cybersecurity attacks to cause damage or create leverage against geopolitical rivals. Cyber security failures or breaches may result in financial losses to the Portfolio and its shareholders. These failures or breaches may also result in disruptions to business operations, potentially resulting in financial losses; interference with the Portfolio’s ability to calculate its net asset value, process shareholder transactions or otherwise transact business with shareholders; impediments to trading; violations of applicable privacy and other laws; regulatory fines; penalties; third-party claims in litigation; reputational damage; reimbursement or other compensation costs; additional compliance and cyber security risk management costs and other adverse consequences. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. There is also a risk that cyber security breaches may not be detected. The Portfolio and its shareholders may

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suffer losses as a result of a cyber security breach related to the Portfolio, its service providers, trading counterparties or the issuers in which the Portfolio invests.

8. MASTER NETTING ARRANGEMENTS

The Portfolio may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes, the Consolidated Statement of Assets and Liabilities generally presents derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Consolidated Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Consolidated Statement of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. The Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase and certain sale-buyback transactions between the Portfolio and select counterparties. Master

Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Consolidated Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA securities, delayed-delivery or certain sale-buyback transactions by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Consolidated Schedule of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission. In the United States, counterparty risk may be reduced as creditors of an FCM cannot have a claim to Portfolio assets in the segregated account. FCM customers, such as the Portfolio, are permitted to transfer their customer account (and cleared derivative transactions held in such customer account) from one FCM to another FCM. Upon completion of the transfer, the customer maintains the same economic position with respect to the outstanding exposure. As such, these transfers are not recognized as dispositions and reacquisitions of the affected derivative positions. Variation margin, which reflects changes in market value, is generally exchanged daily, but may not be netted between futures and cleared OTC derivatives unless the parties have agreed to a separate arrangement in respect of portfolio margining. The porting of exposure between FCMs has no impact on the market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin; these values as of period end are disclosed in the Notes to Consolidated Schedule of Investments.

Prime Broker Arrangements may be entered into to facilitate execution and/or clearing of listed equity option transactions or short sales of equity securities between the Portfolio and selected counterparties. The arrangements provide guidelines surrounding the rights, obligations and other events, including, but not limited to, margin, execution and settlement. These agreements maintain provisions for, among other things, payments, maintenance of collateral, events of default and termination. Margin and other assets delivered as collateral are

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Notes to Financial Statements	(Cont.)

typically in the possession of the prime broker and would offset any obligations due to the prime broker. The market values of listed options and securities sold short and related collateral are disclosed in the Notes to Consolidated Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by the Portfolio with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the consolidated financial statements. The ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level or as required by regulation. Similarly, if required by regulation, the Portfolio may be required to post additional collateral beyond coverage of daily exposure. These amounts, if any, may (or if required by law, will) be segregated with a third-party custodian. To the extent the Portfolio is required by regulation to post additional collateral beyond coverage of daily exposure, it could potentially incur costs, including in procuring eligible assets to meet collateral requirements, associated with such posting. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Consolidated Schedule of Investments.

9. FEES AND EXPENSES

(a) Investment Advisory Fee PIMCO is a majority-owned subsidiary of Allianz Asset Management of America LLC (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table in note (b) below.

(b) Supervisory and Administrative Fee PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory Fee and Supervisory and Administrative Fees for all classes, as applicable, are charged at the annual rate as noted in the following table (calculated as a percentage of the Portfolio’s average daily net assets attributable to each class):

Investment Advisory Fee	Supervisory and Administrative Fee
All Classes	Institutional Class	Administrative Class	Advisor Class
0.90%	0.05%	0.05%	0.05%

(c) Distribution and Servicing Fees PIMCO Investments LLC, a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted an Administrative Services Plan with respect to the Administrative Class shares of the Portfolio pursuant to Rule 12b-1 under the Act (the “Administrative Plan”). Under the terms of the Administrative Plan, the Trust is permitted to compensate the Distributor, out of the Administrative Class assets of the Portfolio, in an amount up to 0.15% on an annual basis of the average daily net assets of that class, for providing, or procuring through financial firms, administrative, recordkeeping and investor services for Administrative Class shareholders of the Portfolio.

The Trust has adopted a separate Distribution and Servicing Plan for the Advisor Class shares of the Portfolio (the “Distribution and Servicing Plan”). The Distribution and Servicing Plan has been adopted pursuant to Rule 12b-1 under the Act. The Distribution and Servicing Plan permits the Portfolio to compensate the Distributor for providing, or procuring through financial firms, distribution, administrative, recordkeeping, shareholder and/or related services with respect to Advisor Class shares. The Distribution and Servicing Plan permits the Portfolio to make total payments at an annual rate of up to 0.25% of the average daily net assets attributable to its Advisor Class shares.

	Distribution Fee	Servicing Fee

Administrative Class	—	0.15%

Advisor Class	0.25%	—

(d) Portfolio Expenses PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Portfolio, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders, or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses (including, without limitation, fees and expenses of outside legal counsel or third-party consultants retained in connection with reviewing, negotiating and structuring specialized loans and other investments made by the Portfolio, and any costs

42	PIMCO VARIABLE INSURANCE TRUST

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associated with originating loans, asset securitizations, alternative lending-related strategies and so-called “broken-deal costs” (e.g., fees, costs, expenses and liabilities, including, for example, due diligence-related fees, costs, expenses and liabilities, with respect to unconsummated investments)); (iv) costs of borrowing money, including interest expenses; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organizational and offering expenses of the Trust and the Portfolio, and any other expenses which are capitalized in accordance with generally accepted accounting principles; and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class.

(e) Remuneration Paid to Directors, Officers and Others (N-CSR Item 10) The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates. The pro rata share of Trustee fees for the Portfolio is reflected on the Consolidated Statement of Operations as Trustee fees.

(f) Expense Limitation Pursuant to the Expense Limitation Agreement, PIMCO has contractually agreed, through May 1, 2026, to waive a portion of the Portfolio’s Supervisory and Administrative Fee, or reimburse the Portfolio, to the extent that the Portfolio’s organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata share of Trustee fees exceed 0.0049% (the “Expense Limit”) (calculated as a percentage of the Portfolio’s average daily net assets attributable to each class). The Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term. The waiver, if any, is reflected on the Consolidated Statement of Operations as a component of Waiver and/or Reimbursement by PIMCO. As of December 31, 2025, the amount waived and/or reimbursed was $3,176.

In any month in which the supervision and administration agreement is in effect, PIMCO is entitled to reimbursement by the Portfolio of any portion of the supervisory and administrative fee waived or reimbursed pursuant to the Expense Limitation Agreement (the “Reimbursement Amount”) within thirty-six months of the time of the waiver, provided that such amount paid to PIMCO will not: i) together with any organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata Trustee fees, exceed, for such month, the Expense Limit (or the amount of the expense limit in place at the time the amount being recouped was originally waived if lower than the Expense Limit); ii) exceed the total Reimbursement Amount; or iii) include any amounts previously reimbursed to PIMCO. As of December 31, 2025, there were no recoverable amounts.

(g) Acquired Fund Fees and Expenses Acquired Fund expenses incurred by the Portfolio, if any, will vary with changes in the expenses of the Underlying PIMCO Funds, as well as the allocation of the Portfolio’s assets.

The expenses associated with investing in a fund of funds are generally higher than those for mutual funds that do not invest in other mutual funds. The cost of investing in a fund of funds will generally be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds. By investing in a fund of funds, an investor will indirectly bear fees and expenses charged by Acquired Funds in addition to the Portfolio’s direct fees and expenses. In addition, the use of a fund of funds structure could affect the timing, amount and character of distributions to the shareholders and may therefore increase the amount of taxes payable by shareholders. The Portfolio also indirectly pays its proportionate share of the Investment Advisory Fees, Supervisory and Administrative Fees and management fees charged by PIMCO to the Underlying PIMCO Funds and, to the extent not included among the Underlying PIMCO Funds, funds of PIMCO ETF Trust in which the Portfolio invests (collectively, “Underlying PIMCO Fund Fees”).

PIMCO has contractually agreed, through May 1, 2026, to waive, first, the Investment Advisory Fee and, second, to the extent necessary, the Supervisory and Administrative Fee it receives from the Portfolio in an amount equal to the Underlying PIMCO Funds Fees indirectly incurred by the Portfolio in connection with its investments in Underlying PIMCO Funds (for purposes of this expense reduction, this term includes funds of PIMCO ETF Trust), up to a maximum waived amount that is equal to the Portfolio’s aggregate Investment Advisory Fee and Supervisory and Administrative Fee. This waiver will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term. The waiver is reflected on the Consolidated Statement of Operations as a component of Waiver and/or Reimbursement by PIMCO. As of December 31, 2025, the amount waived and/or reimbursed was $570,636.

The Commodity Subsidiary has entered into a separate contract with PIMCO for the management of the Commodity Subsidiary’s portfolio pursuant to which the Commodity Subsidiary pays PIMCO a

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Notes to Financial Statements	(Cont.)

management fee and an administrative services fee at the annual rates of 0.49% and 0.20%, respectively, of its net assets. PIMCO has contractually agreed to waive the Portfolio’s Investment Advisory Fee and the Supervisory and Administrative Fee in an amount equal to the management fee and administrative services fee, respectively, paid by the Commodity Subsidiary to PIMCO. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO’s contract with the Commodity Subsidiary is in place. The waiver is reflected on the Consolidated Statement of Operations as a component of Waiver and/or Reimbursement by PIMCO. As of December 31, 2025, the amount waived and/or reimbursed was $8,449. See Note 14, Basis for Consolidation, in the Notes to Financial Statements for more information regarding the Commodity Subsidiary.

10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator and Distributor are related parties. Fees paid to these parties are disclosed in Note 9, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Consolidated Statement of Assets and Liabilities.

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

12. PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover.” The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective(s), particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, which are borne by the Portfolio. Frequent and active trading of the Portfolio’s portfolio holdings may cause adverse tax consequences for shareholders due to an increase in short-term capital gains and may also adversely impact the Portfolio’s after-tax returns. The transaction costs associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended December 31, 2025 were as follows (amounts in thousands†):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales

$931,685	$897,213	$58,113	$44,437

†	A zero balance may reflect actual amounts rounding to less than one thousand.

13. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands†):

	Year Ended 12/31/2025		Year Ended 12/31/2024

	Shares	Amount	Shares	Amount
Receipts for shares sold

Institutional Class	6	$61	11	$107

Administrative Class	68	720	83	831

Advisor Class	292	3,070	374	3,706
Issued as reinvestment of distributions

Institutional Class	4	43	5	51

Administrative Class	18	188	15	148

Advisor Class	1,173	12,469	1,035	10,301
Cost of shares redeemed

Institutional Class	(142)	(1,472)	(23)	(228)

Administrative Class	(135)	(1,412)	(116)	(1,138)

Advisor Class	(5,777)	(62,659)	(5,656)	(56,147)

Net increase (decrease) resulting from Portfolio share transactions	(4,493)	$(48,992)	(4,272)	$(42,369)

†	A zero balance may reflect actual amounts rounding to less than one thousand.

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December 31, 2025

As of December 31, 2025, one person owned of record or beneficially 10% or more of the Portfolio’s total outstanding shares, comprising 81% of the Portfolio.

14. BASIS FOR CONSOLIDATION

The Commodity Subsidiary, a Cayman Islands exempted company, was incorporated on November 21, 2008, as a wholly-owned subsidiary acting as an investment vehicle for the Portfolio in order to effect certain investments for the Portfolio consistent with the Portfolio’s investment objectives and policies as specified in its prospectus and statement of additional information. The Portfolio’s investment portfolio has been consolidated and includes the portfolio holdings of the Portfolio and the Commodity Subsidiary. The consolidated financial statements include the accounts of the Portfolio and the Commodity Subsidiary. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between the Portfolio and the Commodity Subsidiary, comprising the entire issued share capital of the Commodity Subsidiary, with the intent that the Portfolio will remain the sole shareholder and retain all rights. Under the Memorandum and Articles of Association, shares issued by the Commodity Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the Commodity Subsidiary and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Commodity Subsidiary. The net assets of the Commodity Subsidiary as of period end represented 0.6% of the Portfolio’s consolidated net assets.

15. REGULATORY AND LITIGATION MATTERS

The Portfolio is not named as a defendant in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened against it.

The foregoing speaks only as of the date of this report.

16. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of December 31, 2025, the

Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

In this reporting period, the Portfolio adopted FASB Accounting Standards Update 2023-09, Income Taxes (Topic 740) — Improvements to Income Tax Disclosures (ASU 2023-09), which enhances income tax disclosures, including disclosure income taxes paid disaggregated by jurisdiction. Adoption of the new standard impacted consolidated financial statement disclosures only and did not affect any Portfolio’s financial position or the results of its operations. For the annual period covered by this report, the portfolio did not pay any material federal, state or local income taxes or any material income taxes in foreign jurisdictions.

The Portfolio files U.S. federal, state and local tax returns as required. The Portfolio’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that the Portfolio must derive at least 90% of its gross income from certain qualifying sources of income. The Internal Revenue Service (“IRS”) has issued a revenue ruling which holds that income derived from commodity index-linked derivatives, if earned directly by the Portfolio, is not qualifying income under Subchapter M of the Code. As such, the Portfolio’s ability to utilize direct investments in commodity-linked swaps as part of its investment strategy is limited to a maximum of 10% of its gross income. However, in a subsequent revenue ruling, the IRS provides that income from alternative investment instruments (such as certain commodity index-linked notes) that create commodity exposure may be considered qualifying income under the Code. The IRS has issued private letter rulings in which the IRS specifically concluded that income derived from an investment in a subsidiary that provides commodity-linked exposure through its investments will be qualifying income.

Based on the reasoning in such rulings, the Portfolio will continue to seek to gain exposure to the commodity markets primarily through investments in its Commodity Subsidiary and perhaps through commodity-linked notes. The Commodity Subsidiary will be treated as a controlled foreign corporation. As a result, the Portfolio with the Commodity Subsidiary will be required to include in gross income for U.S. federal income tax purposes all of its Commodity Subsidiary’s “subpart F income,” whether or not such income is distributed by the Commodity Subsidiary. It is expected that all of the Commodity Subsidiary’s income and realized gains and mark-to-market gains will

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	45

Notes to Financial Statements	(Cont.)

be “subpart F income.” The Portfolio’s recognition of its Commodity Subsidiary’s “subpart F income” will increase the Portfolio’s tax basis in its Commodity Subsidiary. Distributions by the Commodity Subsidiary to the Portfolio will be tax-free, to the extent of its previously undistributed “subpart F income,” and will correspondingly reduce the Portfolio’s tax basis in its Commodity Subsidiary. “Subpart F income” is generally treated by the Portfolio as ordinary income, regardless of the character of the Commodity Subsidiary’s underlying income or gains.

If a net loss is realized by Commodity Subsidiary, such loss is not generally available to offset the income earned by such Commodity Subsidiary’s parent Portfolio, and such loss cannot be carried forward to offset taxable income of the parent Portfolio or the Commodity Subsidiary in future periods.

Under IRS regulations, income derived from a controlled foreign corporation will be considered qualifying income if distributed to the Portfolio or if the Portfolio’s income from in the subsidiary is derived with respect to the Portfolio’s business of investing in securities. A subsidiary may pay such a distribution at any time. An IRS revenue procedure states that the IRS will not in the future issue private letter rulings that would require a determination of whether an asset (such as a commodity index-linked note) is a “security” under the Act.

There can be no assurance that the IRS will not change its position with respect to some or all of these conclusions or that future legislation will not adversely impact the tax treatment of the Portfolio’s commodity-linked investments. If the IRS were to change or reverse its position, or if future legislation adversely affected the tax treatment of the Portfolio’s commodity-linked investments, there would likely be a significant adverse impact on the Portfolio, including the possibility of failing to qualify as a regulated investment company. If the Portfolio did not qualify as a regulated investment company for any taxable year, its taxable income would be subject to tax at the Portfolio level at regular corporate tax rates (without reduction for distributions to shareholders) and to a further tax at the shareholder level when such income is distributed. Furthermore, the tax treatment of the Portfolio’s investments in its Commodity Subsidiary may otherwise be adversely affected by future legislation, court decisions, Treasury Regulations and/or guidance issued by the IRS. Such developments could affect the character, timing and/or amount of the Portfolio’s taxable income or any distributions made by the Portfolio or result in the inability of the Portfolio to operate as described in the Portfolio’s prospectus.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

As of December 31, 2025, the components of distributable taxable earnings are as follows (amounts in thousands†):

	Undistributed Ordinary Income(1)	Undistributed Long-Term Capital Gains	Net Tax Basis Unrealized Appreciation/ (Depreciation)(2)	Other Book-to-Tax Accounting Differences(3)	Accumulated Capital Losses(4)	Qualified Late- Year Loss Deferral - Capital(5)	Qualified Late-Year Loss Deferral - Ordinary(6)	Total Components of Distributable Earnings

PIMCO Global Managed Asset Allocation Portfolio	$42,407	$0	$(1,947)	$0	$(20,540)	$0	$0	$19,920

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	Includes undistributed short-term capital gains, if any.
(2)

Adjusted for open wash sale loss deferrals and the accelerated recognition of unrealized gain or loss on certain futures, options, and/or forward contracts for federal income tax purposes. Also adjusted for differences between book and tax realized and unrealized gain (loss) on hyperinflationary investments, return of capital distributions, controlled foreign corporation (CFC) transactions, swap contracts, and straddle loss deferrals.

(3)	Represents differences in income tax regulations and financial accounting principles generally accepted in the United States of America.
(4)	Capital losses available to offset future net capital gains as shown below.
(5)	Capital losses realized during the period November 1, 2025 through December 31, 2025 which the Portfolio elected to defer to the following taxable year pursuant to income tax regulations.
(6)	Specified losses realized during the period November 1, 2025 through December 31, 2025 which the Portfolio elected to defer to the following taxable year pursuant to income tax regulations.

Under the Regulated Investment Company Modernization Act of 2010, a portfolio is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

As of December 31, 2025, the Portfolio had the following post-effective capital losses with no expiration (amounts in thousands†):

	Short-Term	Long-Term

PIMCO Global Managed Asset Allocation Portfolio	$4,327	$16,213

†	A zero balance may reflect actual amounts rounding to less than one thousand.

46	PIMCO VARIABLE INSURANCE TRUST

December 31, 2025

As of December 31, 2025, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands†):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(7)

PIMCO Global Managed Asset Allocation Portfolio	$328,746	$11,229	$(13,217)	$(1,988)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(7)

Adjusted for open wash sale loss deferrals and the accelerated recognition of unrealized gain or loss on certain futures, options, and/or forward contracts for federal income tax purposes. Also adjusted for differences between book and tax realized and unrealized gain (loss) on hyperinflationary investments, return of capital distributions, controlled foreign corporation (CFC) transactions, swap contracts, and straddle loss deferrals.

For the fiscal years ended December 31, 2025 and December 31, 2024, respectively, the Portfolio made the following tax basis distributions (amounts in thousands†):

	December 31, 2025			December 31, 2024

	Ordinary Income Distributions(8)	Long-Term Capital Gain Distributions	Return of Capital(9)	Ordinary Income Distributions(8)	Long-Term Capital Gain Distributions	Return of Capital(9)

PIMCO Global Managed Asset Allocation Portfolio	$12,700	$0	$0	$10,500	$0	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(8)	Includes short-term capital gains distributed, if any.
(9)

A portion of the distributions made represents a tax return of capital. Return of capital distributions have been reclassified from undistributed net investment income to paid-in capital to more appropriately conform financial accounting to tax accounting.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	47

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of PIMCO Variable Insurance Trust and Shareholders of PIMCO Global Managed Asset Allocation Portfolio

Opinion on the Financial Statements

We have audited the accompanying consolidated statement of assets and liabilities, including the consolidated schedule of investments, of PIMCO Global Managed Asset Allocation Portfolio and its subsidiary (one of the portfolios constituting PIMCO Variable Insurance Trust, hereafter referred to as the “Portfolio”) as of December 31, 2025, the related consolidated statement of operations for the year ended December 31, 2025, the consolidated statement of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the consolidated financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Portfolio as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These consolidated financial statements are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s consolidated financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these consolidated financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the consolidated financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Kansas City, Missouri

February 19, 2026

We have served as the auditor of one or more investment companies in PIMCO Variable Insurance Trust since 1998.

48	PIMCO VARIABLE INSURANCE TRUST

Glossary:	(abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:

AZD	Australia and New Zealand Banking Group	GLM	Goldman Sachs Bank USA	RBC	Royal Bank of Canada

BOA	Bank of America N.A.	GST	Goldman Sachs International	RYL	NatWest Markets Plc

BPS	BNP Paribas S.A.	IND	Crédit Agricole Corporate and Investment Bank S.A.	SAL	Citigroup Global Markets, Inc.

BRC	Barclays Bank PLC	JPM	JP Morgan Chase Bank N.A.	SCX	Standard Chartered Bank, London

BSH	Banco Santander S.A. - New York Branch	MBC	HSBC Bank Plc	SOG	Societe Generale Paris

CBK	Citibank N.A.	MYC	Morgan Stanley Capital Services LLC	SSB	State Street Bank and Trust Co.

DUB	Deutsche Bank AG	MYI	Morgan Stanley & Co. International PLC	UAG	UBS AG Stamford

FAR	Wells Fargo Bank National Association	NGF	Nomura Global Financial Products, Inc.

Currency Abbreviations:

AUD	Australian Dollar	GBP	British Pound	NZD	New Zealand Dollar

BRL	Brazilian Real	HKD	Hong Kong Dollar	PEN	Peruvian New Sol

CAD	Canadian Dollar	HUF	Hungarian Forint	PHP	Philippine Peso

CHF	Swiss Franc	IDR	Indonesian Rupiah	PLN	Polish Zloty

CLP	Chilean Peso	ILS	Israeli Shekel	SEK	Swedish Krona

CNH	Chinese Renminbi (Offshore)	INR	Indian Rupee	SGD	Singapore Dollar

CNY	Chinese Renminbi (Mainland)	JPY	Japanese Yen	THB	Thai Baht

COP	Colombian Peso	KRW	South Korean Won	TRY	Turkish New Lira

CZK	Czech Koruna	MXN	Mexican Peso	TWD	Taiwanese Dollar

DKK	Danish Krone	MYR	Malaysian Ringgit	USD (or $)	United States Dollar

EUR	Euro	NOK	Norwegian Krone	ZAR	South African Rand

Exchange Abbreviations:

LME	London Metal Exchange	OTC	Over the Counter

Index/Spread Abbreviations:

BCPMXWO	Barclays Custom Equity Index	CMBX	Commercial Mortgage-Backed Index	MUTKCALM	Tokyo Overnight Average Rate

Bobl	Bundesobligation, the German word for federal government bond	CNREPOFIX	China Fixing Repo Rates 7-Day	S&P 500	Standard & Poor’s 500 Index

Brent	Brent Crude	CPALEMU	Euro Area All Items Non-Seasonally Adjusted Index	SIBCSORA	Singapore Overnight Rate Average

CAONREPO	Canadian Overnight Repo Rate Average	FEDL01	Federal funds effective rate	SOFR	Secured Overnight Financing Rate

CDX.IG	Credit Derivatives Index - Investment Grade	IBR	Indicador Bancario de Referencia	SONIO	Sterling Overnight Interbank Average Rate

Other Abbreviations:

ABS	Asset-Backed Security	JIBAR	Johannesburg Interbank Agreed Rate	PRIBOR	Prague Interbank Offered Rate

BBR	Bank Bill Rate	KLIBOR	Kuala Lumpur Interbank Offered Rate	RBOB	Reformulated Blendstock for Oxygenate Blending

BBSW	Bank Bill Swap Reference Rate	KORIBOR	Korea Interbank Offered Rate	REMIC	Real Estate Mortgage Investment Conduit

BRL-CDI	Brazil Interbank Deposit Rate	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.	TBA	To-Be-Announced

BTP	Buoni del Tesoro Poliennali “Long-term Treasury Bond”	MIBOR	Mumbai Interbank Offered Rate	THBFIX	Thai Baht Floating-Rate Fix

CHILIBOR	Chile Interbank Offered Rate	Oat	Obligations Assimilables du Trésor	TIIE	Tasa de Interés Interbancaria de Equilibrio “Equilibrium Interbank Interest Rate”

CLO	Collateralized Loan Obligation	OIS	Overnight Index Swap	WIBOR	Warsaw Interbank Offered Rate

EURIBOR	Euro Interbank Offered Rate	PIK	Payment-in-Kind	WTI	West Texas Intermediate

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2025	49

Distribution Information	(Unaudited)

For purposes of Section 19 of the Investment Company Act of 1940 (the “Act”), the portfolio estimated the periodic sources of any dividends paid during the period covered by this report in accordance with good accounting practice. Pursuant to Rule 19a-1(e) under the Act, the table below sets forth the actual source information for dividends paid during the six month period ended December 31, 2025 calculated as of each distribution period pursuant to Section 19 of the Act. The information below is not provided for U.S. federal income tax reporting purposes. The tax character of all dividends and distributions is reported on Form 1099-DIV (for shareholders who receive U.S. federal tax reporting) at the end of each calendar year. See the Financial Highlights section of this report for the tax characterization of distributions determined in accordance with federal income tax regulations for the fiscal year.

PIMCO Global Managed Asset Allocation Portfolio

Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

September 2025	$0.1876	$0.0000	$0.0000	$0.1876

December 2025	$0.0144	$0.0000	$0.0000	$0.0144

Administrative Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

September 2025	$0.1835	$0.0000	$0.0000	$0.1835

December 2025	$0.0096	$0.0000	$0.0000	$0.0096

Advisor Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

September 2025	$0.1807	$0.0000	$0.0000	$0.1807

December 2025	$0.0060	$0.0000	$0.0000	$0.0060

*

The source of dividends provided in the table differs, in some respects, from information presented in this report prepared in accordance with generally accepted accounting principles, or U.S. GAAP. For example, net earnings from certain interest rate swap contracts are included as a source of net investment income for purposes of Section 19(a). Accordingly, the information in the table may differ from information in the accompanying financial statements that are presented on the basis of U.S. GAAP and may differ from tax information presented in the footnotes. Amounts shown may include accumulated, as well as fiscal period net income and net profits.

**	Occurs when a portfolio distributes an amount greater than its accumulated net income and net profits. Amounts are not reflective of a portfolio net income, yield, earnings or investment performance.

50	PIMCO VARIABLE INSURANCE TRUST

Federal Income Tax Information	(Unaudited)

As required by the Internal Revenue Code (“Code”) and Treasury Regulations, if applicable, shareholders must be notified within 60 days of the Portfolio’s fiscal year end regarding the status of qualified dividend income and the dividend received deduction.

Dividend Received Deduction. Corporate shareholders are generally entitled to take the dividend received deduction on the portion of a portfolio’s dividend distribution that qualifies under tax law. The percentage of the following Portfolio’s fiscal 2025 ordinary income dividend that qualifies for the corporate dividend received deduction is set forth below.

Qualified Dividend Income. Under the Jobs and Growth Tax Relief Reconciliation Act of 2003, the following percentage of ordinary dividends paid during the fiscal year ended December 31, 2025 was designated as ‘‘qualified dividend income’’ as defined in the Jobs and Growth Tax Relief Reconciliation Act of 2003 subject to reduced tax rates in 2025.

Qualified Interest Income and Qualified Short-Term Capital Gain (for non-U.S. resident shareholders only). Under the American Jobs Creation Act of 2004, the following amounts of ordinary dividends paid during the fiscal year ended December 31, 2025 are considered to be derived from “qualified interest income,” as defined in Section 871(k)(1)(E) of the Code, and therefore are designated as interest-related dividends, as defined in Section 871(k)(1)(C) of the Code. Further, the following amounts of ordinary dividends paid during the fiscal year ended December 31, 2025 are considered to be derived from “qualified short-term capital gain,” as defined in Section 871(k)(2)(D) of the Code, and therefore are designated as qualified short-term gain dividends, as defined by Section 871(k)(2)(C) of the Code.

Section 163(j) Interest Dividends.  The Portfolio intends to pass through the maximum amount allowable as Section 163(j) Interest defined in Proposed Treasury Section 1.163(j)-1(b).

Section 199A Dividends. The Portfolio intends to pass through the maximum amount allowable as Section 199A Dividends defined in Proposed Treasury Section 199A-3(d).

	Dividend Received Deduction %	Qualified Dividend Income %	Qualified Interest Income (000s)†	Qualified Short-Term Capital Gains (000s)†

PIMCO Global Managed Asset Allocation Portfolio	0.00%	0.00%	$4,666	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

Shareholders are advised to consult their own tax advisor with respect to the tax consequences of their investment in the Trust. In January 2026, you will be advised on IRS Form 1099-DIV as to the federal tax status of the dividends and distributions received by you in calendar year 2025.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	51

Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8)	(Unaudited)

Not applicable.

52	PIMCO VARIABLE INSURANCE TRUST

Proxy Disclosures for Open-End Management Investment Companies (N-CSR Item 9)	(Unaudited)

Not applicable.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	53

Approval of Investment Advisory Contract and Other Agreements (N-CSR Item 11)

At a meeting held on August 19-20, 2025, the Board of Trustees (the “Board”) of PIMCO Variable Insurance Trust (the “Trust”), including the Trustees who are not “interested persons” of the Trust under the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered and unanimously approved the renewal of the Amended and Restated Investment Advisory Contract (the “Investment Advisory Contract”) between the Trust, on behalf of the Trust’s series (each, a “Portfolio” and collectively, the “Portfolios”), and Pacific Investment Management Company LLC (“PIMCO”), for an additional one-year term through August 31, 2026.

The Board also considered and unanimously approved the renewal of the Amended and Restated Supervision and Administration Agreement (the “Supervision and Administration Agreement”) between the Trust, on behalf of the Portfolios, and PIMCO for an additional one-year term through August 31, 2026. In addition, the Board considered and unanimously approved the renewal of the Amended and Restated Asset Allocation Sub-Advisory Agreement (the “Asset Allocation Agreement” and, together with the Investment Advisory Contract and the Supervision and Administration Agreement, the “Agreements”) between PIMCO, on behalf of PIMCO All Asset Portfolio, a series of the Trust, and Research Affiliates, LLC (“Research Affiliates”) for an additional one-year term through August 31, 2026.

Further, the Board considered and unanimously approved the renewal of any investment management agreements between PIMCO and any wholly-owned subsidiaries (each, a “Subsidiary” and, collectively, the “Subsidiaries”) of certain of the Portfolios (collectively, the “Subsidiary Agreements”), each for the same additional one-year term through August 31, 2026.

The information, material factors and conclusions that formed the basis for the Board’s approvals are summarized below.

1. Information Received

(a) Materials Reviewed During the course of the past year, the Trustees received a wide variety of materials relating to the services provided by PIMCO and Research Affiliates to the Trust. At each of its quarterly meetings, the Board reviewed the Portfolios’ investment performance and information relating to Portfolio operations, including shareholder services, valuation and custody, the Portfolios’ compliance program and other information relating to the nature, extent and quality of services provided by PIMCO and Research Affiliates to the Trust and each of the Portfolios, as applicable. In considering whether to approve the renewal of the Agreements and the Subsidiary Agreements, the Board reviewed additional information, including, but not limited to: comparative industry data with regard to investment performance; advisory and supervisory and administrative fees and expenses; financial information for PIMCO, including, where relevant, financial information for Research Affiliates; information regarding the profitability to PIMCO of its relationship with the Portfolios; information about the personnel providing investment management services, other advisory services and supervisory and administrative services to the Portfolios; and information about the fees charged and services provided to other clients with similar investment mandates as the Portfolios, where applicable. In addition, the Board reviewed materials provided by counsel to the Trust and the Independent Trustees (“Counsel”), which included, among other things, a memorandum outlining legal duties of the Board in considering the renewal of the Agreements and the Subsidiary Agreements.

With respect to the Subsidiary Agreements, the Trustees considered that each Portfolio that has a Subsidiary may utilize its Subsidiary to execute its investment strategy and that PIMCO provides investment advisory and administrative services to the Subsidiaries pursuant to the Subsidiary Agreements in the same manner as it does for such Portfolios that have Subsidiaries under the Investment Advisory Contract and Supervision and Administration Agreement. The Trustees also considered that, with respect to each Subsidiary, PIMCO does not retain a separate advisory or other fee from the Subsidiary, and that PIMCO’s profitability with respect to each Portfolio that has a Subsidiary is not positively impacted as a result of the Subsidiary Agreements. The Trustees determined, therefore, that it was appropriate to consider the approval of the Subsidiary Agreements collectively with their consideration of the continuation of the Agreements.

(b) Review Process In connection with considering the renewal of the Agreements, the Board reviewed written materials prepared by PIMCO and, where applicable, Research Affiliates in response to requests from Counsel encompassing a wide variety of topics. The Board requested and received assistance and advice regarding, among other things, applicable legal standards from Counsel, and reviewed comparative fee and performance data prepared at the Board’s request by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company performance information and fee and expense data. The Board received presentations on matters related to the Agreements and met both as a full Board and in a separate session of the Independent Trustees, without management present, at the August 19-20, 2025 meeting. The Independent Trustees also met via video conference with Counsel on July 23, 2025, and conducted a video conference meeting on August 13, 2025 with management and Counsel to discuss the materials presented and other matters deemed relevant to their consideration of the renewal of the Agreements. In connection with its review of the Agreements, the Board received comparative information on the performance, the risk-adjusted performance and the fees and expenses of other peer group funds and share classes, where appropriate. The Independent Trustees also

54	PIMCO VARIABLE INSURANCE TRUST

(Unaudited)

requested and received supplemental information, including information regarding Broadridge peer classifications, the investment strategies and outflows for certain Portfolios, Portfolio performance and profitability.

The approval determinations were made on the basis of each Trustee’s business judgment after consideration and evaluation of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to approve the renewal of the Agreements, the Board did not identify any single factor or particular information that, in isolation, was controlling. The discussions below are intended to summarize the broad factors and information that figured prominently in the Board’s consideration of the renewal of the Agreements, but is not intended to summarize all of the factors considered by the Board.

2. Nature, Extent and Quality of Services

(a) PIMCO, Research Affiliates, their Personnel and Resources The Board considered the depth and quality of PIMCO’s investment management process, including, but not limited to: the experience, capability and integrity of its senior management and other personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address changes in the Portfolios’ asset levels. The Board also considered the various services, in addition to portfolio management that PIMCO provides to the Portfolios. The Board noted that PIMCO makes available to its investment professionals a variety of resources and systems relating to, for example, investment management, compliance, trading, performance and portfolio accounting. The Board also noted PIMCO’s commitment to enhancing and investing in its global infrastructure, technology capabilities, risk management processes and the specialized talent needed for the competitive investment management industry and to strengthen its ability to deliver advisory services under the Investment Advisory Contract. The Board considered PIMCO’s policies, procedures and systems reasonably designed to assure compliance with applicable laws and regulations, including recently adopted regulations impacting the Portfolios, and its commitment to further developing and strengthening these programs; its oversight of matters that may involve conflicts of interest between the Portfolios’ investments and those of other accounts managed by PIMCO; and its efforts to keep the Trustees informed about matters relevant to the Portfolios and their shareholders. The Board also considered PIMCO’s continuous investment in its disciplines and personnel, which has enhanced PIMCO’s services to the Portfolios and has allowed PIMCO to introduce innovative new portfolios over time and other investment options that have the potential to benefit shareholders. In addition, the Board considered the nature, extent and quality of services provided by PIMCO to the Subsidiaries of certain applicable Portfolios.

In addition, the Trustees considered new services and service enhancements that PIMCO has implemented, including, but not limited to investing in its cybersecurity program and business continuity functions, including the ongoing development of its own proprietary software and applications to support the Portfolios. Similarly, the Board considered the asset allocation services provided by Research Affiliates to the PIMCO All Asset Portfolio. The Board further considered PIMCO’s ongoing supervision and oversight of Research Affiliates in connection with Research Affiliates providing asset allocation services to the All Asset Portfolio. The Board also considered the depth and quality of Research Affiliates’ investment management and research capabilities, the experience and capabilities of their portfolio management personnel and the overall financial strength of the organization. Ultimately, the Board concluded that the nature, extent and quality of services provided or procured by PIMCO under the Agreements and the Subsidiary Agreements and provided by Research Affiliates under the Asset Allocation Agreement are likely to continue to benefit the Portfolios and their shareholders, as applicable.

(b) Other Services The Board also considered the nature, extent and quality of supervisory and administrative services provided by PIMCO to the Portfolios under the Supervision and Administration Agreement.

The Board considered the terms of the Supervision and Administration Agreement, under which the Trust pays for the supervisory and administrative services provided pursuant to that agreement under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO provides or procures certain supervisory and administrative services and bears the costs of various third party services required by the Portfolios, including, but not limited to, audit, custodial, portfolio accounting, ordinary legal, transfer agency, sub-accounting and printing costs. The Board also noted that the scope and complexity, as well as the costs, of the supervisory and administrative services provided by PIMCO under the Supervision and Administration Agreement is expected to continue to increase. The Board considered PIMCO’s provision of supervisory and administrative services and its supervision of the Trust’s third party service providers.

Ultimately, the Board concluded that the nature, extent and quality of the services provided or procured by PIMCO have benefited, and will likely continue to benefit, the Portfolios and their shareholders.

3. Investment Performance

The Board reviewed information from PIMCO concerning the Portfolios’ performance, as available, over short- and long-term periods ended March 31, 2025 and other performance data, as available, over short-

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	55

Approval of Investment Advisory Contract and Other Agreements (N-CSR Item 11)	(Cont.)

and long-term periods ended June 30, 2025 (the “PIMCO Report”) and from Broadridge concerning the Portfolios’ performance, as available, over short- and long-term periods ended March 31, 2025 (the “Broadridge Report”). The Board also noted that the Broadridge Report incorporated peer classifications from Morningstar for the Portfolios for which it was believed that Morningstar provided a better comparison.

The Board considered information regarding both the short- and long-term relative and absolute investment performance of each Portfolio relative to its Portfolio peer group, where appropriate, and relevant to the specified index as provided to the Board (the “performance index”) in advance of each of its quarterly meetings throughout the year, including the PIMCO Report and Broadridge Report. The Trustees reviewed information indicating that classes of each Portfolio would have substantially similar performance to that of the Administrative Class of the relevant Portfolio on a relative basis because all of the classes are invested in the same portfolio of investments and that differences in performance among classes could principally be attributed to differences in the supervisory and administrative fees and distribution and/or servicing expenses of each class. The Board noted that, due to differences (such as specific investment strategies or fee structures) between certain of the Portfolios and their so-called peers in the Broadridge categories, performance comparisons may not be particularly relevant to the consideration of Portfolio performance, but found the comparative information supported its overall evaluation.

The Trustees noted that a majority of the Portfolios (based on the Administrative Class performance) have outperformed their respective performance indexes over the one-, three, five and ten-year periods ended March 31, 2025. The Board also noted the amounts of Portfolio assets (based on the Administrative Class performance) that outperformed their relative performance indexes on a net fee basis over the one-, three- and five year periods ended June 30, 2025. The Board considered that, according to the Broadridge Report, the Portfolios generally performed well versus competitors during the long-term, but that certain Portfolios had underperformed in comparison to their respective peer groups or performance indexes, or both, on a net-of-fees basis over certain short- and long-term periods. With respect to the Portfolios that underperformed to a certain degree over such periods, the Board discussed with PIMCO the reasons for the underperformance of such Portfolios. The Board also considered actions that have been taken by PIMCO to attempt to improve performance and took note of PIMCO’s plans to monitor performance going forward. Depending on the circumstances, the Independent Trustees may be satisfied with a Portfolio’s performance notwithstanding that it lags its performance index or peer group for certain periods.

The Board ultimately concluded, within the context of all of its considerations in connection with the Agreements and the Subsidiary Agreements, that PIMCO’s performance record and process in managing the Portfolios indicates that its continued management is likely to benefit the Portfolios and their shareholders and merits the approval of the renewal of the Agreements and the Subsidiary Agreements.

4. Advisory Fees, Supervisory and Administrative Fees and Total Expenses

The Board considered that PIMCO seeks to price new funds and classes to scale at the outset. The Board noted that PIMCO generally seeks to price new funds and classes competitively against the median total expense ratio of the respective Broadridge peer group, if available, while acknowledging that a fee premium may be appropriate for innovative investment offerings. PIMCO reported to the Board that, in proposing fees for any Portfolio or class of shares, it considers a number of factors, including, but not limited to, the type and complexity of the services provided, the cost of providing services, the risk assumed by PIMCO in the development of products and the provision of services and the competitive marketplace for financial products. Fees charged to or proposed for different Portfolios for advisory services and supervisory and administrative services may vary in light of these various factors. The Board also considered that PIMCO reviews the Portfolios’ fee levels and carefully considers changes where appropriate due to competitive positioning considerations, observed long-term notable underperformance and significant misalignments with the level or quality of services being provided or a change in the overall strategic positioning of the Portfolios.

The Board reviewed the advisory fees, supervisory and administrative fees and total expense ratios (including total expense ratios net of fee waivers and expense limitation agreements, as applicable) of the Portfolios (excluding, as may be applicable, extraordinary expenses, interest expenses, acquired fund fees and expenses, and certain other items) (each as a percentage of average net assets) and compared such amounts with the average and median fee and expense levels of other similar funds. The Board also reviewed information relating to the sub-advisory fees paid to Research Affiliates with respect to applicable Portfolios, taking into account that PIMCO compensates Research Affiliates from the advisory fees paid by such Portfolios to PIMCO. With respect to advisory fees, the Board reviewed data from the Broadridge Report that compared the average and median advisory fees of other funds in a “Peer Group” of comparable funds, where appropriate, as well as the universe of other similar funds. The Board reviewed materials indicating that, a number of Portfolios have total expense ratios that fall below the average and median expense ratios in their

56	PIMCO VARIABLE INSURANCE TRUST

(Unaudited)

Peer Group and Broadridge universe. In addition, the Board considered the expense limitation agreement in place for all of the Portfolios and fee waivers in place for certain of the Portfolios, and also noted the fee waivers in place with respect to the advisory fee and supervisory and administrative fee that might result from investments by applicable Portfolios in their respective Subsidiaries.

The Board also reviewed data comparing the Portfolios’ advisory and/or management fees to the fee rates PIMCO charged to registered funds (open-end, closed-end and interval), private funds, and non-U.S. registered funds, separate accounts, sub-advised clients and collective investment trusts with similar investment strategies. In cases where the fees for other clients were lower than those charged to the Portfolios, the Trustees noted that the differences in fees were attributable to various factors, including, but not limited to, differences in advisory and other services provided by PIMCO to the Portfolios, differences in the number or extent of the services provided by PIMCO to the Portfolios, the manner in which similar portfolios may be managed, different requirements with respect to liquidity and derivatives management and the implementation and compliance of other regulatory requirements, and the fact that separate accounts may have other contractual arrangements or arrangements across PIMCO strategies that justify different levels of fees. The Board considered that, with respect to collective investment trusts, PIMCO performs fewer or less extensive services because collective investment trusts are generally exempt from SEC regulation and typically involve lower compliance costs; investors in a collective investment trust may receive shareholder services from a trustee bank, rather than PIMCO; collective investment trusts have less regulatory disclosure; and the management structure of collective investment trusts differs from that of funds. The Trustees also considered that PIMCO faces increased entrepreneurial, legal and regulatory risk in sponsoring and managing mutual funds and ETFs as compared to separate accounts, external sub-advised funds or other investment products. In addition, the Trustees considered that PIMCO may charge certain private funds with similar investment mandates lower fees than the Portfolios because such private funds are not required to accept daily redemptions or price their assets on a daily basis, generally do not accept small investors with small account balances and operate under a less onerous and proscriptive regulatory regime.

Regarding advisory fees charged by PIMCO in its capacity as sub-adviser to third party/unaffiliated funds, the Trustees took into account that such fees may be lower than the fees charged by PIMCO to serve as adviser to the Portfolios. The Trustees also took into account that there are various reasons for any such differences in fees, including, but not limited to, the fact that PIMCO may be subject to varying levels of entrepreneurial, legal and regulatory risk and different servicing requirements when PIMCO does not serve as the sponsor of a fund and is not principally responsible for all aspects of a fund’s investment program and operations as compared to when PIMCO serves as investment adviser and sponsor.

The Board considered the Portfolios’ supervisory and administrative fees, comparing them to similar funds managed by other investment advisers in the Broadridge Report. The Board also considered that, as the Portfolios’ business has become increasingly complex and the number of Portfolios has grown over time, PIMCO is responsible for providing a broad array of fund supervision and administrative functions, including, but not limited to: compliance oversight and testing, legal services, risk management, technology, shareholder servicing, reporting, business management and executive leadership. In addition, the Board considered the Trust’s unified fee structure, under which the Trust pays for the supervisory and administrative services it requires for one set fee for each Portfolio. In return for this unified fee, PIMCO provides or procures supervisory and administrative services and bears the costs of various third party services required by the Portfolios, including audit, custodial, portfolio accounting, ordinary legal, transfer agency, sub-accounting and printing costs. The Board further considered that many other funds pay for comparable services separately, and thus it is difficult to directly compare the Trust’s unified supervisory and administrative fees with the fees paid by other funds for administrative services alone. The Board also considered that the unified supervisory and administrative fee leads to Portfolio fees that are fixed over the contract period, rather than variable. The Board noted that, although the unified fee structure does not have breakpoints, it inherently reflects certain economies of scale by fixing the absolute level of Portfolio fees at competitive levels over the contract period even if the Portfolios’ operating costs rise, such as when assets remain flat or decrease. Other factors the Board considered in assessing the unified fee include PIMCO’s approach of pricing Portfolios at scale at inception and reinvesting in other important areas of the business that support the Portfolios. The Board considered historical advisory and/or supervisory and administrative (as may be applicable) fee reductions implemented for different Portfolios and classes, noting that the unified fee can be increased or decreased in subsequent contractual periods with Board approval and is subject to the periodic reviews discussed above. The Board noted that, with few exceptions, PIMCO has generally maintained Portfolio fees at the same level as implemented when the unified fee was adopted, and has reduced fees for a number of Portfolios in prior years. The Board concluded that the Portfolios’ supervisory and administrative fees were reasonable in relation to the value of the services provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Supervision and Administration Agreement represent, in effect, a cap on overall Portfolio fees during the contractual period, which is beneficial to the Portfolios and their shareholders.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	57

Approval of Investment Advisory Contract and Other Agreements (N-CSR Item 11)	(Cont.)

The Board considered the Portfolios’ total expense ratios and discussed with PIMCO certain Portfolios and/or classes of Portfolios that had above median total expense ratios. Upon comparing the Portfolios’ total expense ratios to other funds in the “Peer Groups” provided by the Broadridge Report, where appropriate, the Board found total expense ratios of each Portfolio to be reasonable.

The Trustees also considered the advisory fees charged to the Portfolios that invest in other investment companies or operate as funds of funds (the “Funds of Funds”) and the advisory services provided in exchange for such fees. The Trustees determined that such services were in addition to the advisory services provided to the underlying funds in which the Funds of Funds may invest and, therefore, such services were not duplicative of the advisory services provided to the underlying funds. The Board also considered the various fee waiver agreements in place for the Funds of Funds. The Board noted that PIMCO is continuing waivers for these Funds of Funds, as well as for certain other Portfolios of the Trust.

Based on the information presented by PIMCO, Research Affiliates and Broadridge, members of the Board determined, in the exercise of their business judgment, that the level of the advisory fees and supervisory and administrative fees charged by PIMCO under the Agreements and the Subsidiary Agreements, the fees charged by Research Affiliates under the Asset Allocation Agreement, and the total expense ratios of each Portfolio, are reasonable.

5. Adviser Costs, Level of Profits and Economies of Scale

The Board reviewed information regarding PIMCO’s costs of providing services to, as well as the resulting level of profits from, the Portfolios. To the extent applicable, the Board also reviewed information regarding the portion of a Portfolio’s advisory fee retained by PIMCO, following the payment of sub-advisory fees to Research Affiliates, with respect to the Portfolios. Additionally, the Board discussed PIMCO’s pre- and post-distribution profit margin ranges with respect to the Portfolios, as compared to the prior year. The Board also noted that it had received information regarding the structure and manner in which PIMCO’s investment professionals were compensated, and PIMCO’s view of the relationship of such compensation to the recruitment and retention of quality personnel. The Board considered PIMCO’s investment in global infrastructure, technology capabilities, risk management processes and qualified personnel to reinforce existing services, offer new services, and accommodate changing regulatory requirements.

The Board considered the existence of any economies of scale and noted that, to the extent that PIMCO achieves economies of scale in managing the Portfolios, PIMCO shares the benefits of such economies of scale, if any, with the Portfolios and their shareholders in a number of ways, including investing in portfolio and trade operations management, firm technology, middle and back office support, legal and compliance, and fund administration logistics; senior management supervision, governance and oversight of those services; and through fee reductions or waivers, the pricing of Portfolios to scale from inception and the enhancement of services provided to the Portfolios in return for fees paid. The Board considered that the Portfolios’ unified fee rates had been set competitively and/or priced to scale from inception, had been held steady during the contractual period at that scaled competitive rate for most Portfolios as assets grew, or as assets declined in the case of some Portfolios, and continued to be competitive compared with peers. The Board also considered that the unified fee is a transparent means of informing a Portfolio’s shareholders of the fees associated with the Portfolio, and that the Portfolio bears certain expenses that are not covered by the advisory fee or the unified fee. The Board further considered the challenges that arise when managing large funds, which can result in certain “diseconomies” of scale and noted that PIMCO has continued to reinvest in many areas of the business to support the Portfolios.

The Trustees considered that the unified fee has provided inherent economies of scale because a Portfolio maintains competitive fixed fees over the annual contract period even if the particular Portfolio’s assets decline and/or operating costs rise. The Trustees further considered that, in contrast, breakpoints may be a proxy for charging higher fees on lower asset levels and that when a fund’s assets decline, breakpoints may reverse, which causes expense ratios to increase. The Trustees also considered that, unlike the Portfolios’ unified fee structure, funds with “pass through” expense structures may experience increased expense ratios when fixed dollar fees are charged against declining fund assets. The Trustees also reviewed materials demonstrating the benefits of the unified fee to shareholders during market downturns and/or periods of high volatility. In addition, the Trustees considered that the unified fee protects shareholders from a rise in administrative and operating costs that may result from, among other things, PIMCO’s investments in various business enhancements and infrastructure, including those referenced above. The Trustees noted that PIMCO’s investments in these areas are extensive.

The Board concluded that the Portfolios’ cost structures were reasonable and that PIMCO is appropriately sharing economies of scale, if any, through the Portfolios’ unified fee structure, generally pricing Portfolios to scale at inception and reinvesting in its business to provide enhanced and expanded services to the Portfolios and their shareholders.

6. Ancillary Benefits

The Board considered other benefits realized by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust. Such benefits may

58	PIMCO VARIABLE INSURANCE TRUST

(Unaudited)

include possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the Trust or third party service providers’ relationship-level fee concessions, which decrease fees paid by PIMCO. Such benefits also include ancillary benefits to PIMCO or its employees related to service or rate offers in financial firms’ other business lines, which can result in PIMCO or its employees having access to more favorable products or rates. The Board also considered that affiliates of PIMCO provide distribution and/or shareholder services to the Portfolios and their shareholders, for which they may be compensated through distribution and servicing fees paid pursuant to the Portfolios’ Rule 12b-1 plans or otherwise. In addition, the Board considered that PIMCO may benefit indirectly from its use of the HUB technology platform, a joint venture between PIMCO, Man Group, S&P Global, Microsoft and State Street, and its recent strategic managed service arrangement with a third-party consultant. The Board noted that, while PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Portfolios, it has adopted a policy not to enter into contractual soft dollar arrangements.

7. Conclusions

Based on their review, including the comprehensive consideration and evaluation of each of the broad factors and information summarized above, the Independent Trustees and the Board as a whole concluded that the nature, extent and quality of the services rendered to the Portfolios by PIMCO and Research Affiliates supported the renewal of the Agreements and the Subsidiary Agreements. The Independent Trustees and the Board as a whole concluded that the Agreements and the Subsidiary Agreements continued to be fair and reasonable to the Portfolios and their shareholders, that the fees charged under the Investment Advisory Contract, Supervision and Administration Agreement and the Subsidiary Agreements and the fees charged by Research Affiliates under the Asset Allocation Agreement on behalf of the Portfolios were fair and reasonable in light of the services provided, and that the renewal of the Agreements and the Subsidiary Agreements was in the best interests of the Portfolios and their shareholders.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	59

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank & Trust Co.

2323 Grand Boulevard, 5th Floor

Kansas City, MO 64108

Transfer Agent

SS&C Global Investor & Distribution Solutions, Inc.

80 Lamberton Road

Windsor, CT 06095

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Variable Insurance Trust.

pimco.com/pvit

PVITGLBLALLOCFSTMAR_123125

PIMCO VARIABLE INSURANCE TRUST

Annual Financial and Other Information

December 31, 2025

PIMCO High Yield Portfolio

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. (The variable product prospectus may be obtained by contacting your Investment Consultant.)

Important Information About the PIMCO High Yield Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company that includes the PIMCO High Yield Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed income securities and other instruments held by the Portfolio are likely to decrease in value. A wide variety of factors can cause interest rates or yields of U.S. Treasury securities (or yields of other types of bonds) to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Portfolio management will anticipate such movement accurately. The Portfolio may experience losses as a result of movements in interest rates.

Changing interest rates may have unpredictable effects on markets, which may detract from Portfolio performance. The interest rate environment has fluctuated in recent years, moving from historically low interest rates in 2020 and 2021 to high interest rates in 2022 and 2023 as a result of the U.S. Federal Reserve (the “Fed”) raising interest rates multiple times in efforts to combat inflation. Starting in late 2024 and again in 2025, the Fed lowered interest rates. It is uncertain whether rates will remain steady, increase or decrease in the future. As such, the Portfolio may face a heightened level of risk associated with changing interest rates and/or bond yields. This could be driven by a variety of factors, including but not limited to central bank monetary policies, changing inflation or real growth rates, general economic conditions, increasing bond issuances or reduced market demand for certain types of bonds or bonds generally. Further, while bond markets have steadily grown over the past three decades, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets”.

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than funds or securities with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets, or negatively impact the Portfolio’s performance or cause the Portfolio to incur losses. As a result, the Portfolio may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of the Portfolio.

The Portfolio may be subject to various risks as described in the Portfolio’s prospectus and in the Principal and Other Risks note in the Notes to Financial Statements.

Classifications of the Portfolio’s portfolio holdings in this report are made according to financial reporting standards. The classification of a particular portfolio holding as shown in the Schedule of Investments section of this report may differ from the classification used for the Portfolio’s compliance calculations, including those used in the Portfolio’s prospectus, investment objectives, regulatory and other investment limitations and policies, which may be based on different asset class, sector or geographical classifications. The Portfolio is separately monitored for compliance with respect to prospectus and regulatory requirements.

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

In February 2022, Russia launched an invasion of Ukraine. As a result, Russia and other countries, persons and entities that provided material aid to Russia’s aggression against Ukraine, have been the subject of economic sanctions and import and export controls imposed by countries throughout the world, including the United States. Such measures, including the United States’ enforcement of sanctions or other similar measures on various Russian entities and persons, and the Russian government’s response, have had and may continue to have an adverse effect on the Russian, Belarusian and other securities, instruments and economies, which may, in turn, negatively impact the Portfolio. The extent, duration and impact of Russia’s military action in Ukraine, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional, European and global economies and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors. Further, the Portfolio may have investments in securities and instruments that are economically tied to the region and may have been negatively impacted by the sanctions and counter-sanctions by Russia, including declines in value and reductions in liquidity. The sanctions may cause the Portfolio to sell portfolio holdings at a disadvantageous time or price or to continue to hold investments that the Portfolio may no longer seek to hold.

The United States’ enforcement of restrictions on U.S. investments in certain issuers and tariffs on goods from certain other countries has contributed to and may continue to contribute to international trade

2	PIMCO VARIABLE INSURANCE TRUST

tensions and may impact portfolio securities. The U.S. government has indicated an intent to alter its approach to international trade policy, including in some cases renegotiating, modifying or terminating certain bilateral or multi-lateral trade arrangements with foreign countries, and it has proposed to take and/or taken related actions, including the imposition of or stated potential imposition of a broad range of tariffs. The imposition of tariffs, trade restrictions, currency restrictions or similar actions (or retaliatory measures taken in response) could lead to, for example, price volatility, reduced market sentiment, and changes in inflation expectations. These and other geopolitical events may contribute to increased instability in the U.S. and global economies and markets, which may have an adverse effect on the performance of the Portfolio and its investments.

Increased volatility in the U.S. and global markets could be harmful to the Portfolio, issuers in which it invests and other market participants and Portfolio service providers. For example, if a bank at which the Portfolio or issuer has an account fails, any cash or other assets in bank or custody accounts, which may be substantial in size, could be temporarily inaccessible or permanently lost by the Portfolio or issuer. If a bank that provides a subscription line credit facility, asset-based facility, other credit facility and/or other services to an issuer or to a fund fails, the issuer or fund could be unable to draw funds under its credit facilities or obtain replacement credit facilities or other services from other lending institutions with similar terms.

Issuers in which the Portfolio may invest can be affected by volatility in the banking sector. Even if banks used by issuers in which the Portfolio invests remain solvent, volatility in the banking sector could contribute to, cause or intensify an economic recession, increase the costs of capital and banking services or result in the issuers being unable to obtain or refinance indebtedness at all or on as favorable terms as could otherwise have been obtained. Potential impacts to the Portfolio and issuers resulting from volatility in the banking sector and accompanying market conditions and potential legislative or regulatory responses are uncertain. Such conditions and responses, as well as a changing interest rate environment, can contribute to decreased market liquidity and erode the value of certain holdings. Market volatility and uncertainty and/or a downturn in market and economic and financial conditions, as a result of developments in the banking sector or otherwise (including as a result of delayed access to cash or credit facilities), could have an adverse impact on the Portfolio and issuers in which it invests.

The following table discloses the inception dates of the Portfolio and its respective share classes along with the Portfolio’s diversification status as of period end:

Portfolio Name	Portfolio Inception	Institutional Class	Administrative Class	Advisor Class	Diversification Status
PIMCO High Yield Portfolio	04/30/98	07/01/02	04/30/98	03/31/06	Diversified

An investment in the Portfolio is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Portfolio. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither this Portfolio’s prospectus nor summary prospectus, the Trust’s Statement of Additional Information (“SAI”), any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or the Portfolio creates a contract between or among any shareholder of the Portfolio, on the one hand, and the Trust, the Portfolio, a service provider to the Trust or the Portfolio, and/or the Trustees or officers of the Trust, on the other hand. The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend the most recent prospectus or use a new prospectus, summary prospectus or SAI with respect to the Portfolio or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or the Portfolio is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to the Portfolio, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current prospectus or SAI.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	3

Important Information About the PIMCO High Yield Portfolio	(Cont.)

twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Portfolio’s website at www.pimco.com/pvit, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Portfolio files portfolio holdings information with the SEC on Form N-PORT within 60 days of the end of each fiscal quarter. The Portfolio’s complete schedule of securities holdings as of the end of each fiscal quarter will be made available to the public on the SEC’s website at www.sec.gov and on PIMCO’s website at www.pimco.com/pvit, and will be made available, upon request, by calling PIMCO at (888) 87-PIMCO. In August 2024, the SEC adopted amendments to Form N-PORT requiring funds to file Form N-PORT reports on a monthly basis and within 30 days of month end, with each report being made public 60 days after month end. On April 16, 2025, the SEC extended the compliance date for Form N-PORT amendments and fund groups with $1 billion or more in net assets will be required to comply with the amendments for reports filed on or after November 17, 2027.

Paper copies of the Portfolio’s shareholder reports are required to be provided free of charge by the Portfolio, the insurance company or financial intermediary upon request.

In September 2023, the SEC adopted amendments to Rule 35d-1 under the Investment Company Act of 1940, as amended, the rule governing fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. Changes to a fund’s calculation methodology for derivatives instruments for purposes of Rule 35d-1 consistent with such amendments and applicable regulatory interpretations thereof will not constitute a change to a fund’s policy adopted pursuant to Rule 35d-1 and will not require notice or shareholder approval. The amendments became effective on December 11, 2023. On March 14, 2025, the SEC extended the compliance date from December 11, 2025 to June 11, 2026 for fund groups with $1 billion or more in net assets and modified the operation of the compliance dates to allow for compliance based on the timing of certain annual disclosure and reporting obligations that are tied to a fund’s fiscal year-end.

4	PIMCO VARIABLE INSURANCE TRUST

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ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	5

Financial Highlights	PIMCO High Yield Portfolio

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gain	Tax Basis Return of Capital	Total
Institutional Class

12/31/2025	$7.24	$0.42	$0.22	$0.64	$(0.47)	$0.00	$0.00	$(0.47)

12/31/2024	7.18	0.43	0.06	0.49	(0.43)	0.00	0.00	(0.43)

12/31/2023	6.77	0.38	0.43	0.81	(0.40)	0.00	0.00	(0.40)

12/31/2022	7.94	0.34	(1.14)	(0.80)	(0.37)	0.00	0.00	(0.37)

12/31/2021	8.01	0.35	(0.05)	0.30	(0.37)	0.00	0.00	(0.37)
Administrative Class

12/31/2025	7.24	0.41	0.22	0.63	(0.46)	0.00	0.00	(0.46)

12/31/2024	7.18	0.42	0.06	0.48	(0.42)	0.00	0.00	(0.42)

12/31/2023	6.77	0.37	0.43	0.80	(0.39)	0.00	0.00	(0.39)

12/31/2022	7.94	0.33	(1.14)	(0.81)	(0.36)	0.00	0.00	(0.36)

12/31/2021	8.01	0.33	(0.05)	0.28	(0.35)	0.00	0.00	(0.35)
Advisor Class

12/31/2025	7.24	0.40	0.22	0.62	(0.45)	0.00	0.00	(0.45)

12/31/2024	7.18	0.41	0.06	0.47	(0.41)	0.00	0.00	(0.41)

12/31/2023	6.77	0.36	0.43	0.79	(0.38)	0.00	0.00	(0.38)

12/31/2022	7.94	0.33	(1.15)	(0.82)	(0.35)	0.00	0.00	(0.35)

12/31/2021	8.01	0.33	(0.05)	0.28	(0.35)	0.00	0.00	(0.35)

^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
(a)

Net asset value includes adjustments required by U.S. GAAP. These values, and other performance figures relying on them, such as average annual total return data included in the Portfolio’s prospectus and in any shareholder reports, may differ from net asset values and performance reported elsewhere with respect to the Portfolio.

(b)	Per share amounts based on average number of shares outstanding during the year or period.
(c)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(d)

Total return figures include adjustments required by U.S. GAAP. These values, and other performance figures relying on them, such as average annual total return data included in the Portfolio’s prospectus and in any shareholder reports, may differ from net asset values and performance reported elsewhere with respect to the Portfolio. Additionally, excludes applicable initial sales charges, contingent deferred sales charges and Variable Contract fees or expenses.

(e)	Ratio of expenses to average net assets includes line of credit expenses.

6	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense	Expenses Excluding Interest Expense and Waivers	Net Investment Income (Loss)	Portfolio Turnover Rate

$7.41	9.12%	$22,083	0.66	%(e)	0.66	%(e)	0.60%	0.60%	5.74%	65%

7.24	7.05	18,224	0.65	(e)	0.65	(e)	0.60	0.60	5.95	76

7.18	12.38	13,071	0.62	(e)	0.62	(e)	0.60	0.60	5.54	48

6.77	(10.15)	13,791	0.61	(e)	0.61	(e)	0.60	0.60	4.87	16

7.94	3.79	13,115	0.62	(e)	0.62	(e)	0.60	0.60	4.38	29

7.41	8.95	427,355	0.81	(e)	0.81	(e)	0.75	0.75	5.59	65

7.24	6.89	463,597	0.80	(e)	0.80	(e)	0.75	0.75	5.81	76

7.18	12.22	499,307	0.77	(e)	0.77	(e)	0.75	0.75	5.39	48

6.77	(10.28)	533,896	0.76	(e)	0.76	(e)	0.75	0.75	4.69	16

7.94	3.63	691,740	0.77	(e)	0.77	(e)	0.75	0.75	4.21	29

7.41	8.85	22,498	0.91	(e)	0.91	(e)	0.85	0.85	5.49	65

7.24	6.78	20,757	0.90	(e)	0.90	(e)	0.85	0.85	5.71	76

7.18	12.11	17,621	0.87	(e)	0.87	(e)	0.85	0.85	5.28	48

6.77	(10.38)	14,493	0.86	(e)	0.86	(e)	0.85	0.85	4.62	16

7.94	3.53	15,295	0.87	(e)	0.87	(e)	0.85	0.85	4.09	29

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	7

Statement of Assets and Liabilities	PIMCO High Yield Portfolio	December 31, 2025

(Amounts in thousands†, except per share amounts)

Assets:

Investments, at value
Investments in securities	$425,996
Investments in Affiliates	36,751
Financial Derivative Instruments
Exchange-traded or centrally cleared	33
Cash	818
Deposits with counterparty	2,065
Foreign currency, at value	275
Receivable for investments sold	38
Receivable for investments sold on a delayed-delivery basis	46
Receivable for investments in Affiliates sold	100
Receivable for Portfolio shares sold	107
Interest and/or dividends receivable	6,513
Dividends receivable from Affiliates	114
Reimbursement receivable from PIMCO	1
Total Assets	472,857

Liabilities:

Financial Derivative Instruments
Exchange-traded or centrally cleared	$98
Over the counter	35
Payable for investments purchased	99
Payable for investments in Affiliates purchased	122
Payable for unfunded loan commitments	69
Payable for Portfolio shares redeemed	177
Accrued investment advisory fees	103
Accrued supervisory and administrative fees	145
Accrued distribution fees	5
Accrued servicing fees	56
Other liabilities	12
Total Liabilities	921

Commitments and Contingent Liabilities^

Net Assets	$471,936

Net Assets Consist of:

Paid in capital	$515,566
Distributable earnings (accumulated loss)	(43,630)

Net Assets	$471,936

Net Assets:

Institutional Class	$22,083
Administrative Class	427,355
Advisor Class	22,498

Shares Issued and Outstanding:

Institutional Class	2,979
Administrative Class	57,644
Advisor Class	3,034

Net Asset Value Per Share Outstanding(a):

Institutional Class	$7.41
Administrative Class	7.41
Advisor Class	7.41

Cost of investments in securities	$418,711
Cost of investments in Affiliates	$36,725
Cost of foreign currency held	$253
Cost or premiums of financial derivative instruments, net	$5,581

†	A zero balance may reflect actual amounts rounding to less than one thousand.
^	See Note 9, Fees and Expenses, in the Notes to Financial Statements for more information.
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Portfolio.

8	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Statement of Operations	PIMCO High Yield Portfolio

Year Ended December 31, 2025
(Amounts in thousands†)

Investment Income:

Interest	$29,836
Dividends from Investments in Affiliates	1,432
Miscellaneous income	44
Total Income	31,312

Expenses:

Investment advisory fees	1,222
Supervisory and administrative fees	1,710
Distribution and/or servicing fees - Administrative Class	671
Distribution and/or servicing fees - Advisor Class	53
Trustee fees	24
Interest expense	292
Miscellaneous expense	11
Total Expenses	3,983
Waiver and/or Reimbursement by PIMCO	(6)
Net Expenses	3,977

Net Investment Income (Loss)	27,335

Net Realized Gain (Loss):

Investments in securities	635
Investments in Affiliates	17
Exchange-traded or centrally cleared financial derivative instruments	4,511
Over the counter financial derivative instruments	444
Short sales	4
Foreign currency	14

Net Realized Gain (Loss)	5,625

Net Change in Unrealized Appreciation (Depreciation):

Investments in securities	9,148
Investments in Affiliates	(5)
Exchange-traded or centrally cleared financial derivative instruments	317
Over the counter financial derivative instruments	(868)
Foreign currency assets and liabilities	20

Net Change in Unrealized Appreciation (Depreciation)	8,612

Net Increase (Decrease) in Net Assets Resulting from Operations	$41,572

†	A zero balance may reflect actual amounts rounding to less than one thousand.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	9

Statements of Changes in Net Assets	PIMCO High Yield Portfolio

(Amounts in thousands†)	Year Ended December 31, 2025	Year Ended December 31, 2024

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$27,335	$29,606
Net realized gain (loss)	5,625	(2,017)
Net change in unrealized appreciation (depreciation)	8,612	6,441

Net Increase (Decrease) in Net Assets Resulting from Operations	41,572	34,030

Distributions to Shareholders:

From net investment income and/or net realized capital gains
Institutional Class	(1,261)	(956)
Administrative Class	(28,129)	(27,721)
Advisor Class	(1,321)	(1,107)

Total Distributions(a)	(30,711)	(29,784)

Portfolio Share Transactions:

Net increase (decrease) resulting from Portfolio share transactions*	(41,503)	(31,667)

Total Increase (Decrease) in Net Assets	(30,642)	(27,421)

Net Assets:

Beginning of year	502,578	529,999
End of year	$471,936	$502,578

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

10	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Schedule of Investments	PIMCO High Yield Portfolio	December 31, 2025

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 90.3%

LOAN PARTICIPATIONS AND ASSIGNMENTS 6.8%

Alliant Holdings Intermediate LLC
6.216% - 8.247% (TSFR1M + 2.500%) due 09/19/2031 ~	$1,124	$1,128

Bausch & Lomb Corp.
7.966% - 6.391% (TSFR1M + 4.250%) due 01/15/2031 ~	100	101

Boxer Parent Co., Inc.
6.822% - 7.566% (TSFR3M + 3.000%) due 07/30/2031 ~	661	660

Clydesdale Acquisition Holdings, Inc.
TBD% - 9.859% (TSFR1M + 3.250%) due 04/01/2032 ~µ	24	24
TBD% - 9.859% (TSFR1M + 3.250%) due 04/01/2032 ~	1,692	1,693

CommScope, Inc.
8.466% - 6.122% (TSFR1M + 4.750%) due 12/17/2029 ~	1,500	1,505

Delta TopCo, Inc.
6.439% - 7.852% (TSFR3M + 2.750%) due 11/30/2029 ~	493	491

Fertitta Entertainment LLC
6.966% - 7.384% (TSFR1M + 3.250%) due 01/27/2029 ~	369	370

Finastra USA, Inc.
7.723% - 6.599% (TSFR3M + 4.000%) due 09/15/2032 ~	700	686
10.723% (TSFR3M + 7.000%) due 09/15/2033 ~	125	123

GFL Environmental, Inc.
6.273% - 8.172% (TSFR3M + 2.500%) due 03/03/2032 ~	200	201

IRB Holding Corp.
6.216% - 8.272% (TSFR1M + 2.500%) due 12/16/2030 ~	1,369	1,373

Newfold Digital Holdings Grp Inc.
9.488% - 5.340% (TSFR3M + 5.750%) due 04/30/2029 ~	32	30

Peraton Corp.
7.690% - 6.672% (TSFR3M + 3.750%) due 02/01/2028 ~	1,100	1,023

QuidelOrtho Corp.
7.716% - 6.662% (TSFR1M + 4.000%) due 08/20/2032 ~	2,344	2,346

TransDigm, Inc.
5.966% - 8.891% (TSFR1M + 2.250%) due 03/22/2030 ~	3,054	3,066
6.216% - 8.272% (TSFR1M + 2.500%) due 02/28/2031 ~	1,277	1,283

Trident TPI Holdings, Inc.
7.422% - 6.922% (TSFR3M + 3.750%) due 09/15/2028 ~	2,510	2,417

Truist Insurance Holdings LLC
6.422% - 7.905% (TSFR3M + 2.750%) due 05/06/2031 ~	299	300

U.S. Renal Care, Inc.
8.831% - 6.034% (TSFR1M + 5.000%) due 06/28/2028 ~	3,153	2,977

UKG, Inc.
6.338% - 8.000% (TSFR3M + 2.500%) due 02/10/2031 ~	1,185	1,188

Van Pool Transportation LLC
3.500% - 9.738% (TSFR3M + 3.250%) due 08/06/2030 ~µ	178	179
3.500% - 9.738% (TSFR3M + 3.250%) due 08/06/2030 ~	1,297	1,306

Veritiv Corp.
7.672% - 6.716% (TSFR3M + 4.000%) due 12/02/2030 ~	970	971

Versant Media Group, Inc.
TBD% due 01/30/2031	100	100

Virgin Media Bristol LLC
7.115% - 7.221% (TSFR1M + 3.250%) due 01/31/2029 ~	1,547	1,552

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

WCG Intermediate Corp.
6.716% - 7.655% (TSFR1M + 3.000%) due 02/25/2032 ~	$950	$953

Whatabrands LLC
6.216% - 8.247% (TSFR1M + 2.500%) due 08/03/2028 ~	1,890	1,897

X Corp.
10.448% - 0.250% (TSFR3M + 6.500%) due 10/26/2029 ~	2,103	2,071

Total Loan Participations and Assignments (Cost $31,888)		32,014

CORPORATE BONDS & NOTES 76.8%

BANKING & FINANCE 11.5%

123 Lights Re Ltd.
14.580% (FHMMUSTF + 11.000%) due 09/14/2031 ~	250	258

Allied Universal Holdco LLC/Allied Universal Finance Corp.
6.875% due 06/15/2030	925	964

Apollo Commercial Real Estate Finance, Inc.
4.625% due 06/15/2029	1,000	968

Armor RE II Ltd.
12.110% (BRMMUSDF + 8.500%) due 01/07/2032 ~	250	264

Asurion LLC & Asurion Co-Issuer, Inc.
8.000% due 12/31/2032	920	955

Blue Ridge Re Ltd.
7.080% (FHMMUSTF + 3.500%) due 01/08/2029 ~	250	250

Boost Newco Borrower LLC
7.500% due 01/15/2031	1,075	1,143

Bread Financial Holdings, Inc.
6.750% due 05/15/2031	325	337

Burford Capital Global Finance LLC
6.875% due 04/15/2030	360	352
7.500% due 07/15/2033	350	334
9.250% due 07/01/2031	2,000	2,062

Cape Lookout Re Ltd.
10.480% (FHMMUSTF + 6.900%) due 03/13/2032 ~	250	265

CrossCountry Intermediate HoldCo LLC
6.500% due 10/01/2030	200	204

CTR Partnership LP/CareTrust Capital Corp.
3.875% due 06/30/2028	600	591

Diversified Healthcare Trust
7.250% due 10/15/2030	280	287

EF Holdco/EF Cayman Holdings/Ellington Financial REIT Cayman/TRS/EF Cayman Non-MTM
7.375% due 09/30/2030	475	479

Encore Capital Group, Inc.
8.500% due 05/15/2030	2,250	2,421

Everglades Re II Ltd.
15.121% (GSMMUSTI + 11.500%) due 05/13/2031 ~	250	264

Freedom Mortgage Corp.
6.625% due 01/15/2027	450	453

Freedom Mortgage Holdings LLC
6.875% due 05/01/2031	600	601
7.875% due 04/01/2033	400	415
8.375% due 04/01/2032	200	211

FS KKR Capital Corp.
6.125% due 01/15/2031	650	635

FTAI Aviation Investors LLC
5.500% due 05/01/2028	1,600	1,605
5.875% due 04/15/2033	200	203
7.000% due 05/01/2031	700	738

Icahn Enterprises LP/Icahn Enterprises Finance Corp.
6.250% due 05/15/2026	5	5

ION Platform Finance U.S., Inc.
7.875% due 09/30/2032	1,050	998

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

ION Platform Finance U.S., Inc./ION Platform Finance SARL
5.000% due 05/01/2028		$500	$466
8.750% due 05/01/2029		565	573
9.000% due 08/01/2029		410	405

Iron Mountain Information Management Services, Inc.
5.000% due 07/15/2032		1,125	1,075

Iron Mountain, Inc.
4.500% due 02/15/2031		500	477
5.250% due 07/15/2030		525	519

Jane Street Group/JSG Finance, Inc.
6.750% due 05/01/2033		450	470
7.125% due 04/30/2031		2,975	3,128

Jefferson Capital Holdings LLC
9.500% due 02/15/2029		900	949

Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
7.000% due 07/15/2031		250	265

Millrose Properties, Inc.
6.375% due 08/01/2030		425	435

MMIFS Re Ltd.
5.208% (CAONINDX + 2.900%) due 01/10/2033 ~	CAD	250	183

MPT Operating Partnership LP/MPT Finance Corp.
8.500% due 02/15/2032		$350	374

Navient Corp.
6.750% due 06/15/2026		1,500	1,521

Newmark Group, Inc.
7.500% due 01/12/2029		2,825	3,033

Nissan Motor Acceptance Co. LLC
2.000% due 03/09/2026		125	125
5.625% due 09/29/2028		1,000	1,003
7.050% due 09/15/2028		150	156

OneMain Finance Corp.
3.500% due 01/15/2027		900	892
3.875% due 09/15/2028		225	219
5.375% due 11/15/2029		225	225
6.625% due 01/15/2028		1,850	1,905
6.625% due 05/15/2029		1,100	1,141
6.750% due 09/15/2033		225	228
7.125% due 11/15/2031		445	465

Orange Capital RE DAC
8.026% (EUR003M + 6.000%) due 01/17/2029 ~	EUR	250	306

Osaic Holdings, Inc.
6.750% due 08/01/2032		$175	183

Oxford Finance LLC/Oxford Finance Co-Issuer II, Inc.
6.375% due 02/01/2027		900	903

Panther Escrow Issuer LLC
7.125% due 06/01/2031		1,075	1,115

Pebblebrook Hotel LP/PEB Finance Corp.
6.375% due 10/15/2029		275	282

PennyMac Financial Services, Inc.
4.250% due 02/15/2029		1,500	1,473
6.875% due 05/15/2032		725	759
7.125% due 11/15/2030		850	897

Quercus Re DAC
10.050% (EUR003M + 8.000%) due 01/06/2031 ~	EUR	250	301

Rfna LP
7.875% due 02/15/2030		$75	77

RHP Hotel Properties LP/RHP Finance Corp.
4.500% due 02/15/2029		1,000	991
4.750% due 10/15/2027		350	349

RLJ Lodging Trust LP
4.000% due 09/15/2029		525	498

Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.
4.000% due 10/15/2033		375	349

Service Properties Trust
0.000% due 09/30/2028 (b)		550	498

SLM Corp.
3.125% due 11/02/2026		1,900	1,869
6.500% due 01/31/2030		275	285

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	11

Schedule of Investments	PIMCO High Yield Portfolio	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Starwood Property Trust, Inc.
5.250% due 10/15/2028		$425	$430
5.750% due 01/15/2031		1,650	1,670
6.500% due 07/01/2030		375	392

Stonex Escrow Issuer LLC
6.875% due 07/15/2032		300	311

Torrey Pines Re Ltd.
9.696% (JMMMUSTF + 6.036%) due 06/07/2032 ~		250	262
10.766% (JMMMUSTF + 7.106%) due 06/07/2032 ~		250	261

Vornado Realty LP
3.400% due 06/01/2031		800	726

Windmill III Re DAC
7.236% (EUR003M + 5.210%) due 07/05/2028 ~	EUR	250	302

Winston RE Ltd.
10.130% (BNMMDTSC + 6.500%) due 02/21/2028 ~		$250	258

WULF Compute LLC
7.750% due 10/15/2030		200	206

			54,447

INDUSTRIALS 61.9%

1011778 BC ULC/New Red Finance, Inc.
3.500% due 02/15/2029		325	315
4.000% due 10/15/2030		5,150	4,911

1261229 BC Ltd.
10.000% due 04/15/2032		1,300	1,353

ADT Security Corp.
4.875% due 07/15/2032		300	291
5.875% due 10/15/2033		225	228

Albion Financing 1 SARL/Aggreko Holdings, Inc.
7.000% due 05/21/2030		1,320	1,383

Allison Transmission, Inc.
3.750% due 01/30/2031		1,475	1,390

Altice France SA
6.875% due 10/15/2030		1,300	1,262
9.500% due 11/01/2029		501	517

Amber Finco PLC
6.625% due 07/15/2029	EUR	100	124

Amer Sports Co.
6.750% due 02/16/2031		$1,300	1,364

American Airlines, Inc./AAdvantage Loyalty IP Ltd.
5.500% due 04/20/2026		17	17

American Axle & Manufacturing, Inc.
6.375% due 10/15/2032		350	357

American Builders & Contractors Supply Co., Inc.
3.875% due 11/15/2029		550	531
4.000% due 01/15/2028		2,000	1,988

ams-OSRAM AG
12.250% due 03/30/2029		1,925	2,054

APi Group DE, Inc.
4.125% due 07/15/2029		800	782
4.750% due 10/15/2029		235	231

Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
3.250% due 09/01/2028		775	747

Ascent Resources Utica Holdings LLC/ARU Finance Corp.
5.875% due 06/30/2029		875	881

Aston Martin Capital Holdings Ltd.
10.000% due 03/31/2029		625	582

Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
4.750% due 04/01/2028		550	538

Axalta Coating Systems LLC
3.375% due 02/15/2029		700	676

Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV
4.750% due 06/15/2027		700	701

Axon Enterprise, Inc.
6.125% due 03/15/2030		1,200	1,242

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

B&G Foods, Inc.
8.000% due 09/15/2028		$2,125	$2,093

Ball Corp.
2.875% due 08/15/2030		1,400	1,295

Bausch & Lomb Corp.
8.375% due 10/01/2028		1,075	1,123

BCP V Modular Services Finance II PLC
4.750% due 11/30/2028	EUR	225	251

Beignet Investor LLC
6.581% due 05/30/2049		$4,525	4,785

BellRing Brands, Inc.
7.000% due 03/15/2030		375	388

Block, Inc.
2.750% due 06/01/2026		800	796
3.500% due 06/01/2031		875	823
5.625% due 08/15/2030		2,775	2,833
6.000% due 08/15/2033		375	385
6.500% due 05/15/2032		800	832

Brightstar Lottery PLC/Brightstar Global Solutions Corp.
5.750% due 01/15/2033		300	298

Builders FirstSource, Inc.
4.250% due 02/01/2032		850	810
5.000% due 03/01/2030		1,225	1,222

Carnival Corp.
4.000% due 08/01/2028		2,625	2,588
5.750% due 08/01/2032		1,600	1,644

Carpenter Technology Corp.
5.625% due 03/01/2034		325	331

Carvana Co.
9.000% due 06/01/2031		800	903

CCO Holdings LLC/CCO Holdings Capital Corp.
4.750% due 03/01/2030		1,800	1,720
4.750% due 02/01/2032		1,275	1,166
5.375% due 06/01/2029		7,400	7,322

Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc.
8.000% due 06/15/2029		725	631

Cerdia Finanz GmbH
9.375% due 10/03/2031		2,600	2,701

Cheplapharm Arzneimittel GmbH
5.500% due 01/15/2028		441	437

Chobani LLC/Chobani Finance Corp., Inc.
4.625% due 11/15/2028		125	126

Chord Energy Corp.
6.000% due 10/01/2030		1,475	1,499
6.750% due 03/15/2033		1,875	1,940

CHS/Community Health Systems, Inc.
4.750% due 02/15/2031		1,550	1,382
6.000% due 01/15/2029		475	477
9.750% due 01/15/2034		680	715

Churchill Downs, Inc.
4.750% due 01/15/2028		1,700	1,700

CITGO Petroleum Corp.
8.375% due 01/15/2029		925	965

Civitas Resources, Inc.
8.750% due 07/01/2031		1,700	1,766

Cleveland-Cliffs, Inc.
4.625% due 03/01/2029		1,075	1,060

Cloud Software Group, Inc.
6.500% due 03/31/2029		1,000	1,014
6.625% due 08/15/2033		925	917

Clydesdale Acquisition Holdings, Inc.
6.750% due 04/15/2032		1,275	1,312
6.875% due 01/15/2030		275	282
8.750% due 04/15/2030		300	305

Comstock Resources, Inc.
5.875% due 01/15/2030		1,000	973

CoreWeave, Inc.
9.000% due 02/01/2031		600	551
9.250% due 06/01/2030		750	698

Crescent Energy Finance LLC
7.375% due 01/15/2033		450	427
8.375% due 01/15/2034		175	174

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Crocs, Inc.
4.250% due 03/15/2029	$275	$267

Crowdstrike Holdings, Inc.
3.000% due 02/15/2029	2,175	2,089

Crown Americas LLC/Crown Americas Capital Corp. V
4.250% due 09/30/2026	1,000	997

DaVita, Inc.
4.625% due 06/01/2030	525	511

Dcli Bidco LLC
7.750% due 11/15/2029	675	694

Diamond Foreign Asset Co./Diamond Finance LLC
8.500% due 10/01/2030	1,310	1,392

Directv Financing LLC
8.875% due 02/01/2030	1,020	1,033

Discovery Communications LLC
3.625% due 05/15/2030	200	184

DISH DBS Corp.
5.125% due 06/01/2029	550	489

DISH Network Corp.
11.750% due 11/15/2027	1,525	1,588

Dream Finders Homes, Inc.
6.875% due 09/15/2030	525	528

EchoStar Corp.
10.750% due 11/30/2029	2,300	2,545

EchoStar Corp. (6.750% Cash or 6.750% PIK)
6.750% due 11/30/2030 (a)	1,000	1,026

Element Solutions, Inc.
3.875% due 09/01/2028	350	342

Ellucian Holdings, Inc.
6.500% due 12/01/2029	500	511

EW Scripps Co.
9.875% due 08/15/2030	1,300	1,299

Fair Isaac Corp.
4.000% due 06/15/2028	700	693

Flex Intermediate Holdco LLC
3.363% due 06/30/2031	575	530

Fortescue Treasury Pty. Ltd.
4.375% due 04/01/2031	644	623
5.875% due 04/15/2030	250	257

Froneri Lux FinCo SARL
6.000% due 08/01/2032	325	330

Frontier Communications Holdings LLC
5.000% due 05/01/2028	725	727
5.875% due 10/15/2027	525	528
8.625% due 03/15/2031	375	396
8.750% due 05/15/2030	550	575

Gap, Inc.
3.875% due 10/01/2031	475	440

Garda World Security Corp.
7.750% due 02/15/2028	600	616

GFL Environmental, Inc.
3.500% due 09/01/2028	1,825	1,796
6.750% due 01/15/2031	700	735

Global Medical Response, Inc.
7.375% due 10/01/2032	775	807

Go Daddy Operating Co. LLC/GD Finance Co., Inc.
3.500% due 03/01/2029	1,250	1,201

goeasy Ltd.
6.875% due 05/15/2030	500	478
7.625% due 07/01/2029	725	718
9.250% due 12/01/2028	1,950	2,007

Graham Holdings Co.
5.625% due 12/01/2033	500	506

Gray Media, Inc.
4.750% due 10/15/2030	1,925	1,495
9.625% due 07/15/2032	900	935
10.500% due 07/15/2029	473	509

Griffon Corp.
5.750% due 03/01/2028	1,125	1,128

Gulfport Energy Operating Corp.
6.750% due 09/01/2029	350	362

HealthEquity, Inc.
4.500% due 10/01/2029	1,775	1,746

12	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

December 31, 2025

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Herc Holdings, Inc.
5.750% due 03/15/2031	$200	$203

Hilton Domestic Operating Co., Inc.
3.625% due 02/15/2032	1,775	1,649
3.750% due 05/01/2029	625	609
4.000% due 05/01/2031	1,000	958
5.500% due 03/31/2034	500	504

Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc.
4.875% due 07/01/2031	25	23

Hologic, Inc.
3.250% due 02/15/2029	2,050	2,022

Howard Midstream Energy Partners LLC
6.625% due 01/15/2034	1,430	1,470

Ingevity Corp.
3.875% due 11/01/2028	425	416

IQVIA, Inc.
6.250% due 06/01/2032	1,250	1,308

JetBlue Airways Corp./JetBlue Loyalty LP
9.875% due 09/20/2031	1,150	1,160

KBR, Inc.
4.750% due 09/30/2028	1,275	1,256

Kraken Oil & Gas Partners LLC
7.625% due 08/15/2029	1,200	1,190

Lamar Media Corp.
3.625% due 01/15/2031	275	259
3.750% due 02/15/2028	1,000	985

LBM Acquisition LLC
9.500% due 06/15/2031	625	652

Level 3 Financing, Inc.
8.500% due 01/15/2036	700	718

LifePoint Health, Inc.
11.000% due 10/15/2030	10	11

Light & Wonder International, Inc.
7.500% due 09/01/2031	200	209

Lindblad Expeditions LLC
7.000% due 09/15/2030	100	104

Lithia Motors, Inc.
5.500% due 10/01/2030	650	655

Live Nation Entertainment, Inc.
3.750% due 01/15/2028	1,725	1,700

Matador Resources Co.
6.250% due 04/15/2033	450	452
6.500% due 04/15/2032	1,025	1,040

Match Group Holdings II LLC
3.625% due 10/01/2031	225	208
5.000% due 12/15/2027	350	351

Mauser Packaging Solutions Holding Co.
7.875% due 04/15/2030	975	968
9.250% due 04/15/2030	1,000	965

Medline Borrower LP
3.875% due 04/01/2029	2,900	2,833

Medline Borrower LP/Medline Co-Issuer, Inc.
6.250% due 04/01/2029	325	336

Merlin Entertainments Group U.S. Holdings, Inc.
7.375% due 02/15/2031	400	357

MGM China Holdings Ltd.
4.750% due 02/01/2027	1,050	1,046

Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.
4.875% due 05/01/2029	950	935

Mineral Resources Ltd.
7.000% due 04/01/2031	200	209

Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC
6.750% due 04/01/2032	150	154

Molina Healthcare, Inc.
4.375% due 06/15/2028	925	910

Moss Creek Resources Holdings, Inc.
8.250% due 09/01/2031	1,000	958

Motion Finco SARL
8.375% due 02/15/2032	275	247

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Murphy Oil USA, Inc.
3.750% due 02/15/2031	$1,000	$940

Nabors Industries, Inc.
7.625% due 11/15/2032	1,825	1,795

National Mentor Holdings, Inc.
10.500% due 12/15/2030	700	704

NCR Atleos Corp.
9.500% due 04/01/2029	725	787

NCR Voyix Corp.
5.125% due 04/15/2029	375	374
5.250% due 10/01/2030	600	578

Neptune Bidco U.S., Inc.
9.290% due 04/15/2029	500	501
10.375% due 05/15/2031	1,200	1,231

Newell Brands, Inc.
8.500% due 06/01/2028	225	236

Newfold Digital Holdings Group, Inc.
11.750% due 04/30/2029	630	582

Nexstar Media, Inc.
5.625% due 07/15/2027	1,125	1,132

Nissan Motor Co. Ltd.
4.810% due 09/17/2030	625	590
7.500% due 07/17/2030	800	840
7.750% due 07/17/2032	350	372
8.125% due 07/17/2035	250	266

Noble Finance II LLC
8.000% due 04/15/2030	2,225	2,313

Northriver Midstream Finance LP
6.750% due 07/15/2032	875	892

NOVA Chemicals Corp.
4.250% due 05/15/2029	325	318

Novelis Corp.
3.875% due 08/15/2031	700	639
4.750% due 01/30/2030	1,475	1,426

NuStar Logistics LP
6.375% due 10/01/2030	125	132

Olympus Water U.S. Holding Corp.
4.250% due 10/01/2028	1,075	1,044
7.250% due 02/15/2033	350	352

ON Semiconductor Corp.
3.875% due 09/01/2028	1,575	1,547

Open Text Corp.
3.875% due 02/15/2028	1,550	1,522

Option Care Health, Inc.
4.375% due 10/31/2029	675	662

Organon & Co./Organon Foreign Debt Co-Issuer BV
4.125% due 04/30/2028	3,175	3,107

Paradigm Parent LLC & Paradigm Parent Co-Issuer, Inc.
8.750% due 04/17/2032	300	272

Park River Holdings, Inc.
8.000% due 03/15/2031	125	129

Performance Food Group, Inc.
4.250% due 08/01/2029	1,025	1,006

Permian Resources Operating LLC
6.250% due 02/01/2033	1,840	1,888
8.000% due 04/15/2027	100	102

PetSmart LLC/PetSmart Finance Corp.
7.500% due 09/15/2032	50	51

Pilgrim’s Pride Corp.
3.500% due 03/01/2032	1,300	1,202

Post Holdings, Inc.
4.500% due 09/15/2031	950	901
6.375% due 03/01/2033	300	303
6.500% due 03/15/2036	2,375	2,380

Prestige Brands, Inc.
5.125% due 01/15/2028	1,000	1,003

Prime Healthcare Services, Inc.
9.375% due 09/01/2029	575	605

Prime Security Services Borrower LLC/Prime Finance, Inc.
3.375% due 08/31/2027	800	785
5.750% due 04/15/2026	55	55

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Primo Water Holdings, Inc./Triton Water Holdings, Inc.
4.375% due 04/30/2029	$1,825	$1,778

PTC, Inc.
4.000% due 02/15/2028	1,175	1,162

Quikrete Holdings, Inc.
6.375% due 03/01/2032	1,775	1,849

QXO Building Products, Inc.
6.750% due 04/30/2032	1,000	1,045

Rakuten Group, Inc.
8.125% due 12/15/2029 •(d)	225	232

Rand Parent LLC
8.500% due 02/15/2030	300	313

Range Resources Corp.
4.750% due 02/15/2030	450	444

Raven Acquisition Holdings LLC
6.875% due 11/15/2031	525	542

RB Global Holdings, Inc.
6.750% due 03/15/2028	1,475	1,510

ROBLOX Corp.
3.875% due 05/01/2030	1,175	1,125

Roller Bearing Co. of America, Inc.
4.375% due 10/15/2029	750	739

Royal Caribbean Cruises Ltd.
4.250% due 07/01/2026	1,125	1,125

Ryan Specialty LLC
5.875% due 08/01/2032	375	383

Sable International Finance Ltd.
7.125% due 10/15/2032	1,300	1,319

SCIH Salt Holdings, Inc.
4.875% due 05/01/2028	575	577

Seadrill Finance Ltd.
8.375% due 08/01/2030	1,475	1,535

Seagate Data Storage Technology Pte. Ltd.
4.091% due 06/01/2029	325	319
8.250% due 12/15/2029	225	239
9.625% due 12/01/2032	989	1,123

Service Corp. International
3.375% due 08/15/2030	775	725
4.000% due 05/15/2031	225	215

Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed
4.625% due 03/01/2029	1,325	1,278

Sirius XM Radio LLC
3.875% due 09/01/2031	500	461
4.000% due 07/15/2028	800	783
5.000% due 08/01/2027	300	302

SM Energy Co.
6.625% due 01/15/2027	200	201

Snap, Inc.
6.875% due 03/01/2033	824	855
6.875% due 03/15/2034	1,675	1,726

Specialty Building Products Holdings LLC/SBP Finance Corp.
7.750% due 10/15/2029	1,525	1,489

Spectrum Brands, Inc.
3.875% due 03/15/2031	6	5

Speedway Motorsports LLC/Speedway Funding II, Inc.
4.875% due 11/01/2027	1,375	1,374

Stagwell Global LLC
5.625% due 08/15/2029	2,175	2,123

Standard Industries, Inc.
3.375% due 01/15/2031	225	207
4.375% due 07/15/2030	625	603
4.750% due 01/15/2028	1,000	999

Station Casinos LLC
4.625% due 12/01/2031	1,175	1,115

Stonepeak Nile Parent LLC
7.250% due 03/15/2032	350	371

Sunoco LP
5.625% due 03/15/2031	675	680
6.250% due 07/01/2033	800	820

Sunoco LP/Sunoco Finance Corp.
4.500% due 05/15/2029	550	540

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	13

Schedule of Investments	PIMCO High Yield Portfolio	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Surgery Center Holdings, Inc.
7.250% due 04/15/2032	$530	$537

Synergy Infrastructure Holdings LLC
7.875% due 12/01/2030	225	234

Taylor Morrison Communities, Inc.
5.750% due 11/15/2032	300	309

TEGNA, Inc.
4.625% due 03/15/2028	825	817
5.000% due 09/15/2029	2,025	2,009

Teleflex, Inc.
4.250% due 06/01/2028	300	297

Tenet Healthcare Corp.
4.250% due 06/01/2029	1,225	1,208
4.375% due 01/15/2030	1,350	1,326
5.125% due 11/01/2027	350	352

TGS ASA
8.500% due 01/15/2030	1,050	1,100

Thor Industries, Inc.
4.000% due 10/15/2029	1,500	1,447

Tidewater, Inc.
9.125% due 07/15/2030	180	193

TK Elevator U.S. Newco, Inc.
5.250% due 07/15/2027	250	250

TopBuild Corp.
3.625% due 03/15/2029	1,375	1,333
4.125% due 02/15/2032	775	737

Toucan FinCo Ltd./Toucan FinCo Can, Inc./Toucan FinCo U.S. LLC
9.500% due 05/15/2030	1,150	1,149

TransDigm, Inc.
4.625% due 01/15/2029	1,825	1,815
6.875% due 12/15/2030	875	916

Transocean Aquila Ltd.
8.000% due 09/30/2028	434	446

Transocean International Ltd.
7.875% due 10/15/2032	250	262
8.250% due 05/15/2029	75	76
8.500% due 05/15/2031	500	496
8.750% due 02/15/2030	488	510

Twilio, Inc.
3.625% due 03/15/2029	1,325	1,282

U.S. Foods, Inc.
4.625% due 06/01/2030	2,250	2,222
4.750% due 02/15/2029	700	697

United Airlines, Inc.
4.375% due 04/15/2026	650	650

United Rentals North America, Inc.
3.750% due 01/15/2032	600	565
3.875% due 02/15/2031	1,050	1,002
4.000% due 07/15/2030	2,325	2,255
6.125% due 03/15/2034	1,400	1,460

Univision Communications, Inc.
4.500% due 05/01/2029	900	865
8.000% due 08/15/2028	775	803
8.500% due 07/31/2031	775	810
9.375% due 08/01/2032	600	645

Valaris Ltd.
8.375% due 04/30/2030	2,275	2,368

Vallourec SACA
7.500% due 04/15/2032	455	484

Venture Global Calcasieu Pass LLC
3.875% due 08/15/2029	1,050	985
3.875% due 11/01/2033	1,500	1,287
4.125% due 08/15/2031	500	455

Venture Global LNG, Inc.
7.000% due 01/15/2030	3,425	3,299
9.500% due 02/01/2029	750	778
9.875% due 02/01/2032	2,325	2,403

Venture Global Plaquemines LNG LLC
6.125% due 12/15/2030	350	357
6.500% due 01/15/2034	725	743
6.500% due 06/15/2034	375	383
6.750% due 01/15/2036	650	666
7.750% due 05/01/2035	200	219

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Vertiv Group Corp.
4.125% due 11/15/2028	$600	$593

Viking Cruises Ltd.
5.875% due 10/15/2033	765	777
9.125% due 07/15/2031	175	188

Virgin Media Finance PLC
5.000% due 07/15/2030	50	44

Virgin Media Secured Finance PLC
4.500% due 08/15/2030	750	697
5.500% due 05/15/2029	2,775	2,736

VistaJet Malta Finance PLC/Vista Management Holding, Inc.
6.375% due 02/01/2030	1,700	1,619
7.875% due 05/01/2027	150	151
9.500% due 06/01/2028	590	612

Vital Energy, Inc.
7.875% due 04/15/2032	5	5

Vmed O2 U.K. Financing I PLC
4.250% due 01/31/2031	2,100	1,917

VOC Escrow Ltd.
5.000% due 02/15/2028	1,300	1,301

Voyager Parent LLC
9.250% due 07/01/2032	425	451

VZ Secured Financing BV
5.000% due 01/15/2032	3,200	2,898

Warnermedia Holdings, Inc.
3.755% due 03/15/2027	425	423
4.279% due 03/15/2032	2,300	2,022
5.050% due 03/15/2042	675	477

Wayfair LLC
6.750% due 11/15/2032	375	386
7.250% due 10/31/2029	175	183
7.750% due 09/15/2030	375	401

WBI Operating LLC
6.250% due 10/15/2030	500	503

Weatherford International Ltd.
6.750% due 10/15/2033	2,125	2,177

Western Digital Corp.
4.750% due 02/15/2026	60	60

WEX, Inc.
6.500% due 03/15/2033	100	103

White Cap Supply Holdings LLC
7.375% due 11/15/2030	200	208

Wildfire Intermediate Holdings LLC
7.500% due 10/15/2029	250	253

WR Grace Holdings LLC
4.875% due 06/15/2027	380	379
5.625% due 08/15/2029	950	908

Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.250% due 05/15/2027	1,700	1,708

Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
5.125% due 10/01/2029	875	881
6.250% due 03/15/2033	525	537
7.125% due 02/15/2031	25	27

XPLR Infrastructure Operating Partners LP
4.500% due 09/15/2027	425	421

Yum! Brands, Inc.
4.625% due 01/31/2032	1,950	1,913

Zayo Group Holdings, Inc. (5.750% Cash and 0.500% PIK)
6.250% due 03/09/2030 (a)	788	749

ZF North America Capital, Inc.
6.750% due 04/23/2030	700	692
6.875% due 04/23/2032	450	440
7.125% due 04/14/2030	600	606

ZipRecruiter, Inc.
5.000% due 01/15/2030	250	197

ZoomInfo Technologies LLC/ZoomInfo Finance Corp.
3.875% due 02/01/2029	250	236

		291,964

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
UTILITIES 3.4%

Aethon United BR LP/Aethon United Finance Corp.
7.500% due 10/01/2029		$700	$734

Archrock Partners LP/Archrock Partners Finance Corp.
6.250% due 04/01/2028		400	403

Calpine Corp.
3.750% due 03/01/2031		1,050	1,016
4.500% due 02/15/2028		1,100	1,101

Clearway Energy Operating LLC
3.750% due 01/15/2032		900	822
4.750% due 03/15/2028		675	676

Electricite de France SA
9.125% due 03/15/2033 •(d)		500	583

Embarq LLC
7.995% due 06/01/2036		1,000	415

EUSHI Finance, Inc.
7.625% due 12/15/2054 •		375	394

Frontier Florida LLC
6.860% due 02/01/2028		150	156

Genesis Energy LP/Genesis Energy Finance Corp.
7.875% due 05/15/2032		775	808
8.000% due 05/15/2033		325	338
8.875% due 04/15/2030		150	158

Hawaiian Electric Co., Inc.
6.000% due 10/01/2033		225	228

Hilcorp Energy I LP/Hilcorp Finance Co.
6.250% due 04/15/2032		1,400	1,323

NGL Energy Operating LLC/NGL Energy Finance Corp.
8.375% due 02/15/2032		400	414

NRG Energy, Inc.
3.375% due 02/15/2029		750	718
3.625% due 02/15/2031		375	351
5.750% due 07/15/2029		725	725
6.250% due 11/01/2034		700	720

PBF Holding Co. LLC/PBF Finance Corp.
6.000% due 02/15/2028		600	595
7.875% due 09/15/2030		200	193

TerraForm Power Operating LLC
5.000% due 01/31/2028		500	500

Vistra Operations Co. LLC
5.000% due 07/31/2027		1,000	1,006
5.625% due 02/15/2027		900	901
6.875% due 04/15/2032		800	843

			16,121

Total Corporate Bonds & Notes (Cost $355,718)			362,532

CONVERTIBLE BONDS & NOTES 0.2%

INDUSTRIALS 0.2%

ams-OSRAM AG
2.125% due 11/03/2027	EUR	900	1,009

Total Convertible Bonds & Notes (Cost $861)			1,009

MUNICIPAL BONDS & NOTES 0.0%

ARIZONA 0.0%

Maricopa County, Arizona Industrial Development Authority Revenue Notes, Series 2024
7.375% due 10/01/2029		$100	105

Total Municipal Bonds & Notes (Cost $100)			105

U.S. TREASURY OBLIGATIONS 6.2%

U.S. Treasury Floating Rate Notes
3.761% due 07/31/2027 •(f)		2,700	2,702

U.S. Treasury Notes
3.875% due 04/30/2030		6,600	6,652
4.125% due 09/30/2027 (f)		10,900	11,018
4.250% due 08/15/2035		8,849	8,914

Total U.S. Treasury Obligations (Cost $29,069)			29,286

14	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

December 31, 2025

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NON-AGENCY MORTGAGE-BACKED SECURITIES 0.1%

Bear Stearns ALT-A Trust
4.139% due 11/25/2036 ~	$207	$88

CHL Mortgage Pass-Through Trust
4.027% due 05/20/2036 ~	85	79
4.486% due 03/25/2035 •	13	12

Countrywide Alternative Loan Trust
4.308% due 05/20/2046 •	30	27

GSR Mortgage Loan Trust
6.559% due 04/25/2035 ~	1	1

IndyMac IMSC Mortgage Loan Trust
6.000% due 07/25/2037	182	124

WaMu Mortgage Pass-Through Certificates Trust
4.271% due 12/25/2036 ~	100	91

Washington Mutual Mortgage Pass-Through Certificates Trust
4.999% due 05/25/2046 •	10	9

Total Non-Agency Mortgage-Backed Securities (Cost $427)		431

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
ASSET-BACKED SECURITIES 0.0%

HOME EQUITY OTHER 0.0%

C-BASS Trust
2.991% due 01/25/2037 •	$60	$18

Total Asset-Backed Securities (Cost $47)		18

SHORT-TERM INSTRUMENTS 0.2%

U.S. TREASURY BILLS 0.2%
3.910% due 01/08/2026 (b)(c)	601	601

Total Short-Term Instruments (Cost $601)		601

Total Investments in Securities (Cost $418,711)		425,996

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 7.8%

SHORT-TERM INSTRUMENTS 7.8%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 7.8%

PIMCO Short-Term Floating NAV Portfolio III	3,772,819	$36,751

Total Short-Term Instruments (Cost $36,725)		36,751

Total Investments in Affiliates (Cost $36,725)		36,751

Total Investments 98.1% (Cost $455,436)		$462,747

Financial Derivative Instruments (e)(g) (0.0)% (Cost or Premiums, net $5,581)		(100)

Other Assets and Liabilities, net 1.9%		9,289

Net Assets 100.0%		$471,936

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
µ

All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding. See Note 4, Securities and Other Investments, in the Notes to Financial Statements for more information regarding unfunded loan commitments.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Payment in-kind security.
(b)	Zero coupon security.
(c)	Coupon represents a yield to maturity.
(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

The average amount of borrowings outstanding during the period ended December 31, 2025 was $(197) at a weighted average interest rate of (0.586%). Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(e) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts		Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
U.S. Treasury 2-Year Note March Futures	03/2026	80	$	16,703	$15	$0	$(6)
U.S. Treasury 5-Year Note March Futures	03/2026	124		13,554	(1)	0	(15)
U.S. Treasury 10-Year Note March Futures	03/2026	112		12,593	(19)	0	(20)
U.S. Treasury Long-Term Bond March Futures	03/2026	1		116	(1)	0	0
U.S. Treasury Ultra Long-Term Bond March Futures	03/2026	4		472	(7)	0	(1)
U.S. Ultra Treasury 10-Year Note March Futures	03/2026	127		14,607	(80)	0	(23)

Total Futures Contracts					$(93)	$0	$(65)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	15

Schedule of Investments	PIMCO High Yield Portfolio	(Cont.)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2025(2)	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
									Asset	Liability
Bombardier, Inc.	5.000%	Quarterly	06/20/2029	0.761%	$1,400	$188	$8	$196	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
								Asset	Liability
CDX.HY-45 5-Year Index	5.000%	Quarterly	12/20/2030	$74,000	$5,510	$242	$5,752	$0	$(33)

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
									Asset	Liability
Receive	1-Day USD-SOFR Compounded-OIS	3.750%	Annual	12/17/2035	$14,400	$(109)	$158	$49	$33	$0

Total Swap Agreements						$5,589	$408	$5,997	$33	$(33)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of December 31, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$0	$33	$33	$0	$(65)	$(33)	$(98)

(f)

Securities with an aggregate market value of $6,835 and cash of $2,065 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2025. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(g) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received	Unrealized Appreciation/ (Depreciation)
					Asset	Liability
MBC	01/2026	CAD	247	$176	$0	$(4)
	01/2026	EUR	1,845	2,141	0	(28)

Total Forward Foreign Currency Contracts					$0	$(32)

16	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

December 31, 2025

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2025(2)	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(4)
									Asset	Liability
GST	Soft Bank Group,Inc.	1.000%	Quarterly	06/20/2026	1.706%	$975	$(8)	$5	$0	$(3)

Total Swap Agreements							$(8)	$5	$0	$(3)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of December 31, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(5)
GST	$0	$0	$0	$0	$0	$0	$(3)	$(3)	$(3)	$0	$(3)
MBC	0	0	0	0	(32)	0	0	(32)	(32)	0	(32)

Total Over the Counter	$0	$0	$0	$0	$(32)	$0	$(3)	$(35)

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Statement of Assets and Liabilities as of December 31, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Swap Agreements	$0	$0	$0	$0	$33	$33

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$65	$65
Swap Agreements	0	33	0	0	0	33

	$0	$33	$0	$0	$65	$98

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$32	$0	$32
Swap Agreements	0	3	0	0	0	3

	$0	$3	$0	$32	$0	$35

	$0	$36	$0	$32	$65	$133

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	17

Schedule of Investments	PIMCO High Yield Portfolio	(Cont.)

The effect of Financial Derivative Instruments on the Statement of Operations for the period ended December 31, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$727	$727
Swap Agreements	0	3,791	0	0	(7)	3,784

	$0	$3,791	$0	$0	$720	$4,511

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(282)	$0	$(282)
Swap Agreements	0	7	0	0	719	726

	$0	$7	$0	$(282)	$719	$444

	$0	$3,798	$0	$(282)	$1,439	$4,955

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$146	$146
Swap Agreements	0	13	0	0	158	171

	$0	$13	$0	$0	$304	$317

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(79)	$0	$(79)
Swap Agreements	0	5	0	0	(794)	(789)

	$0	$5	$0	$(79)	$(794)	$(868)

	$0	$18	$0	$(79)	$(490)	$(551)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of December 31, 2025 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2025
Investments in Securities, at Value
Loan Participations and Assignments	$0	$32,014	$0	$32,014
Corporate Bonds & Notes
Banking & Finance	0	54,447	0	54,447
Industrials	0	291,964	0	291,964
Utilities	0	16,121	0	16,121
Convertible Bonds & Notes
Industrials	0	1,009	0	1,009
Municipal Bonds & Notes
Arizona	0	105	0	105
U.S. Treasury Obligations	0	29,286	0	29,286
Non-Agency Mortgage-Backed Securities	0	431	0	431
Asset-Backed Securities
Home Equity Other	0	18	0	18
Short-Term Instruments
U.S. Treasury Bills	0	601	0	601

	$0	$425,996	$0	$425,996

Investments in Affiliates, at Value
Short-Term Instruments

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2025
Central Funds Used for Cash Management Purposes	$36,751	$0	$0	$36,751

Total Investments	$36,751	$425,996	$0	$462,747

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$33	$0	$33

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(98)	0	(98)
Over the counter	0	(35)	0	(35)

	$0	$(133)	$0	$(133)

Total Financial Derivative Instruments	$0	$(100)	$0	$(100)

Totals	$36,751	$425,896	$0	$462,647

There were no significant transfers into or out of Level 3 during the period ended December 31, 2025.

18	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Notes to Financial Statements	December 31, 2025

1. ORGANIZATION

PIMCO Variable Insurance Trust (the “Trust”) is a Delaware statutory trust established under a trust instrument dated October 3, 1997. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans. Information presented in these financial statements pertains to the Institutional Class, Administrative Class and Advisor Class shares of the PIMCO High Yield Portfolio (the “Portfolio”) offered by the Trust. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Portfolio.

Hereinafter, the Board of Trustees of the Portfolio shall be collectively referred to as the “Board.”

The Portfolio has adopted the Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the standard impacted financial statement disclosures only and did not affect the Portfolio’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and to assess its performance, and has discrete financial information available. The Officers, as listed in the Management of the Trust section of the most recent Statement of Additional Information, act as the Portfolio’s CODM. The Portfolio represents a single operating segment, as the CODM monitors the operating results of the Portfolio as a whole and the Portfolio’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Portfolio’s portfolio managers as a team. The financial information in the form of the Portfolio’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Portfolio’s comparative benchmarks and to make resource allocation decisions for the Portfolio’s single segment, is consistent with that presented within the Portfolio’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Portfolio is treated as an investment company under the reporting requirements of U.S. GAAP, including but not limited to ASC 946. The functional and reporting currency for the Portfolio is the U.S. dollar. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statement of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Statement of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	19

Notes to Financial Statements	(Cont.)

obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable. A debt obligation may be granted, in certain situations, a contractual or non-contractual forbearance for interest payments that are expected to be paid after agreed upon pay dates.

(b) Foreign Currency Translation The market values of foreign securities, currency holdings and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Portfolio does not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) from investments on the Statement of Operations. The Portfolio may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains (losses) arising from sales of spot foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Statement of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Statement of Operations.

(c) Multi-Class Operations Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains (losses) are allocated daily based on the relative net assets of each class of the Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees. Under certain circumstances, the per share net asset value (“NAV”) of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(d) Distributions to Shareholders Distributions from net investment income, if any, are declared daily and distributed to shareholders monthly. In addition, the Portfolio distributes any net capital gains it earns from the sale of portfolio securities to shareholders no less frequently than annually. The Portfolio may revise its distribution policy or postpone the payment of distributions at any time.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income distributions and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Separately, if the Portfolio determines or estimates, as applicable, that a portion of a distribution may be comprised of amounts from sources other than net investment income in accordance with its policies, accounting records (if applicable) and accounting practices, the Portfolio will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. For these purposes, the Portfolio determines or estimates, as applicable, the source or sources from which a distribution is paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is determined or estimated, as applicable, that a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between the Portfolio’s daily internal accounting records and practices, the Portfolio’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, the Portfolio’s internal accounting records and practices may take into account, among other factors, tax-related characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include but are not limited to, for certain funds, the treatment of periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible that the Portfolio may not issue a Section 19 Notice in situations where the Portfolio’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Final

20	PIMCO VARIABLE INSURANCE TRUST

December 31, 2025

determination of a distribution’s tax character will be provided to shareholders when such information is available.

Distributions classified as a tax basis return of capital at the Portfolio’s fiscal year end, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital on the Statement of Assets and Liabilities. In addition, other amounts have been reclassified between distributable earnings (accumulated loss) and paid in capital on the Statement of Assets and Liabilities to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(e) New Accounting Pronouncements and Regulatory Updates In September 2023, the U.S. Securities and Exchange Commission (“SEC”) adopted amendments to Rule 35d-1 under the Act, which governs fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. Changes to a fund’s calculation methodology for derivatives instruments for purposes of Rule 35d-1 consistent with such amendments and applicable regulatory interpretations thereof will not constitute a change to a fund’s policy adopted pursuant to Rule 35d-1 and will not require notice or shareholder approval. The amendments became effective December 11, 2023. On March 14, 2025, the SEC extended the compliance date from December 11, 2025 to June 11, 2026 for fund groups with $1 billion or more in net assets and modified the operation of the compliance dates to allow for compliance based on the timing of certain annual disclosure and reporting obligations that are tied to a fund’s fiscal year-end. At this time, management is evaluating the implications of these changes on the financial statements.

In December 2023, FASB issued ASU 2023-09, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. Management has implemented changes in connection with the amendments and where applicable included additional disclosure in the Notes to Financial Statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The NAV of the Portfolio’s shares, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Portfolio or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Portfolio’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolio or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Portfolio may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Portfolio generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Portfolio may calculate its NAV as of the NYSE Close for such day or such other time that the Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange or the NYSE Close if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated PIMCO as the valuation designee (“Valuation Designee”) for the Portfolio to perform the fair value determination relating to all Portfolio investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	21

Notes to Financial Statements	(Cont.)

procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of portfolio investments. The Valuation Designee may value portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, exchange-traded funds (“ETFs”), exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures, are valued at the settlement price determined by the relevant exchange. Swap agreements and swaptions are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Portfolio’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Portfolio may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign

(non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Portfolio’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio’s next calculated NAV. An alternative exchange rate may be obtained from a Pricing Source or an exchange rate may otherwise be determined if believed to be more reflective of the rates at which the Portfolio may transact.

Investments for which market quotes or market-based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to the Adviser the responsibility for applying the fair valuation methods. In the event that market quotes or market-based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Board. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Sources’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Adviser the responsibility for monitoring significant

22	PIMCO VARIABLE INSURANCE TRUST

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events that may materially affect the values of the Portfolio’s securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

Whole loans may be fair valued using inputs that take into account borrower- or loan-level data (e.g., credit risk of the borrower) that is updated periodically throughout the life of each individual loan; any new borrower- or loan-level data received in written reports periodically by the Portfolio normally will be taken into account in calculating the NAV. The Portfolio’s whole loan investments, including those originated by the Portfolio or through an alternative lending platform, generally are fair valued by the Valuation Designee in accordance with procedures approved by the Board.

When the Portfolio uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and procedures are intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold. The Portfolio’s use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Frequent or Excessive Purchases, Exchanges and Redemptions” section in the Portfolio’s prospectus.

Under certain circumstances, the per share NAV of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

∎	Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

∎	Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between fair value Levels of the Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	23

Notes to Financial Statements	(Cont.)

at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

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When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

The Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. A complete schedule of portfolio holdings for each affiliate fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available at the SEC’s website at www.sec.gov. A copy of each affiliate fund’s shareholder report is also available at the SEC’s website at www.sec.gov, on the Portfolio’s website at www.pimco.com, or upon request, as applicable. The table below shows the Portfolio’s transactions in and earnings from investments in the affiliated funds for the period ended December 31, 2025 (amounts in thousands†):

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 12/31/2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 12/31/2025	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$29,777	$203,430	$(196,468)	$17	$(5)	$36,751	$1,432	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(b) Investments in Securities

The Portfolio may utilize the investments and strategies described below to the extent permitted by the Portfolio’s investment policies.

Delayed-Delivery Transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, the Portfolio will designate or receive as collateral liquid assets in an amount sufficient to meet the purchase price or respective obligations. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. The Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain (loss). When the Portfolio has sold a security on a delayed-delivery basis, the Portfolio does not participate in future gains (losses) with respect to the security.

Loans and Other Indebtedness, Loan Participations and Assignments are direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental or other borrowers. The Portfolio’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties or investments in or originations of loans by the Portfolio. A loan is often administered by a bank or other financial institution (the “agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Portfolio may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When the Portfolio purchases assignments from agents it acquires direct rights against the borrowers of the loans. These loans may include participations in bridge loans, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high yield bonds issued for the purpose of acquisitions.

The types of loans and related investments in which the Portfolio may invest include, among others, senior loans, subordinated loans (including second lien loans, B-Notes and mezzanine loans), whole loans, commercial real estate and other commercial loans and structured loans. The Portfolio may originate loans or acquire direct interests in loans through primary loan distributions and/or in private transactions. In the case of subordinated loans, there may be significant indebtedness ranking ahead of the borrower’s obligation to the holder of such a loan, including in the event of the borrower’s insolvency. Mezzanine loans are typically secured by a pledge of an equity interest in the mortgage borrower that owns the real estate rather than an interest in a mortgage.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	25

Notes to Financial Statements	(Cont.)

Investments in loans may include unfunded loan commitments, which are contractual obligations for funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Portfolio to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the committed amount may not be utilized by the borrower. When investing in a loan participation, the Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only upon receipt of payments by the agent from the borrower. The Portfolio may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, the Portfolio may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statement of Operations. Unfunded loan commitments, if any, are reflected as a liability on the Statement of Assets and Liabilities.

Mortgage-Related and Other Asset-Backed Securities directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are interests in pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal payments. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including, but not limited to, auto loans, accounts receivable such as credit card receivables and hospital account receivables, home equity loans, student loans, boat loans, mobile home loans, recreational vehicle loans, manufactured housing loans, aircraft leases, computer leases, syndicated bank loans, peer-to-peer loans and litigation finance loans. The Portfolio may invest in any level of the capital structure of an issuer or mortgage-backed or asset-backed securities, including the equity or “first loss” tranche.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Payment In-Kind Securities may give the issuer the option at each interest payment date of making interest payments in either cash and/or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro rata adjustment from the unrealized appreciation (depreciation) on investments to interest receivable on the Statement of Assets and Liabilities.

Perpetual Bonds are fixed income securities with no maturity date but pay a coupon in perpetuity (with no specified ending or maturity date). Unlike typical fixed income securities, there is no obligation for perpetual bonds to repay principal. The coupon payments, however, are mandatory. While perpetual bonds have no maturity date, they may have a callable date in which the perpetuity is eliminated and the issuer may return the principal received on the specified call date. Additionally, a perpetual bond may have additional features, such as interest rate increases at periodic dates or an increase as of a predetermined point in the future.

Securities Issued by U.S. Government Agencies or Government-Sponsored Enterprises are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. The U.S. Government does not guarantee the net asset value of the Portfolio’s shares. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities, which

26	PIMCO VARIABLE INSURANCE TRUST

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do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks, credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC is a government sponsored corporation that issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

When-Issued Transactions are purchases or sales made on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Transactions to purchase or sell securities on a when-issued basis involve a commitment by the Portfolio to purchase or sell these securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. The Portfolio may sell when-issued securities before they are delivered, which may result in a realized gain (loss).

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may enter into the borrowings and other financing transactions described below to the extent permitted by the Portfolio’s investment policies.

The following disclosures contain information on the Portfolio’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Portfolio. The location of these instruments in the Portfolio’s financial statements is described below.

(a) Line of Credit The Portfolio entered into a senior unsecured revolving credit agreement with State Street Bank & Trust Company to be utilized for temporary purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Portfolio pays financing charges based on a combination of an overnight bank funding rate based on a variable rate plus a credit spread. The Portfolio also pays a fee of 0.25% per annum on the unused commitment amounts. As of

December 31, 2025, if applicable, any outstanding borrowings would be disclosed as a payable for line of credit on the Statement of Assets and Liabilities. Interest on outstanding borrowings, if any, paid by the Portfolio is disclosed as part of the interest expense on the Statement of Operations. Costs and fees, if any, related to the line of credit are disclosed on the Statement of Operations.

During the period, there were no borrowings on this line of credit. The maximum available commitment and related fees for the revolving credit agreement are:

Maximum Available Commitment	Commitment and Upfront Fees
$15,000,000	$37,500

(b) Reverse Repurchase Agreements In a reverse repurchase agreement, the Portfolio delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. In an open maturity reverse repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Portfolio or counterparty at any time. The Portfolio is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Portfolio to counterparties are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made by the Portfolio to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The Portfolio will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under reverse repurchase agreements.

(c) Sale-Buybacks A sale-buyback financing transaction consists of a sale of a security by the Portfolio to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Portfolio is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by the Portfolio are reflected as a liability on the Statement of Assets and Liabilities. The Portfolio will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, the Portfolio would have otherwise received had the security not been sold and (ii) the negotiated financing terms between the Portfolio and

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	27

Notes to Financial Statements	(Cont.)

counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statement of Operations. Interest payments based upon negotiated financing terms made by the Portfolio to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The Portfolio will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under sale-buyback transactions.

(d) Short Sales Short sales are transactions in which the Portfolio sells a security that it does not own in anticipation that the market price of that security will decline. The Portfolio may make short sales of securities: (i) to offset potential declines in long positions in similar securities, (ii) to increase the flexibility of the Portfolio, (iii) for investment return, (iv) as part of a risk arbitrage strategy, and (v) as part of its overall portfolio management strategies involving the use of derivative instruments. When the Portfolio makes a short sale, it will often borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Portfolio will ordinarily have to pay a fee or premium to borrow a security and be obligated to repay the lender of the security any dividend or interest that accrues on the security during the period of the loan. Securities sold in short sale transactions and the dividend or interest payable on such securities, if any, are reflected as payable for short sales on the Statement of Assets and Liabilities. Short sales expose the Portfolio to the risk that it will be required to cover its short position at a time when the security or other asset has appreciated in value, thus resulting in losses to the Portfolio. A short sale is “against the box” if the Portfolio holds in its portfolio or has the right to acquire the security sold short, or securities identical to the security sold short, at no additional cost. The Portfolio will be subject to additional risks to the extent that it engages in short sales that are not “against the box.” The Portfolio’s loss on a short sale could theoretically be unlimited in cases where the Portfolio is unable, for whatever reason, to close out its short position.

(e) Interfund Lending In accordance with an exemptive order (the “Order”) from the SEC, each Portfolio of the Trust may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Portfolio’s investment policies and restrictions. Each Portfolio is currently permitted to borrow under the Interfund Lending Program. A lending portfolio may lend in aggregate up to 15% of its current net assets at the time of the interfund loan, but may not lend more than

5% of its net assets to any one borrowing portfolio through the Interfund Lending Program. A borrowing portfolio may not borrow through the Interfund Lending Program or from any other source if its total outstanding borrowings immediately after the borrowing would be more than 33 1/3% of its total assets (or any lower threshold provided for by the portfolio’s investment restrictions). If a borrowing portfolio’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interfund loan rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending portfolio and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended December 31, 2025, the Portfolio did not participate in the Interfund Lending Program.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The Portfolio may enter into the financial derivative instruments described below to the extent permitted by the Portfolio’s investment policies.

The following disclosures contain information on how and why the Portfolio uses financial derivative instruments, and how financial derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedule of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Schedule of Investments, serve as indicators of the volume of financial derivative activity for the Portfolio.

(a) Forward Foreign Currency Contracts may be engaged, in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily, and the change in value is recorded by the Portfolio as an unrealized gain (loss). Realized gains (losses) are equal

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to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain (loss) reflected on the Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

(b) Futures Contracts are agreements to buy or sell a security or other asset for a set price on a future date and are traded on an exchange. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by the Portfolio (“Futures Variation Margin”). Futures Variation Margins, if any, are disclosed within centrally cleared financial derivative instruments on the Statement of Assets and Liabilities. Gains (losses) are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the Futures Variation Margin included within exchange traded or centrally cleared financial derivative instruments on the Statement of Assets and Liabilities.

(c) Swap Agreements are bilaterally negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). The Portfolio may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Centrally Cleared Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Statement of Operations. Daily changes in valuation of centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared financial derivative instruments on the Statement of Assets and Liabilities. Centrally Cleared and OTC swap payments received or paid at the beginning of the measurement period are included on the Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gain (loss) on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain (loss) on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gain (loss) on the Statement of Operations.

For purposes of applying certain of the Portfolio’s investment policies and restrictions, swap agreements, like other derivative instruments, may be valued by the Portfolio at market value, notional value or full exposure value. In the case of a credit default swap, in applying certain of the Portfolio’s investment policies and restrictions, the Portfolio will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of the Portfolio’s other investment policies and restrictions. For example, the Portfolio may value credit default swaps at full exposure value for purposes of the Portfolio’s credit quality guidelines (if any) because such value in general better reflects the Portfolio’s actual economic exposure during the term of the credit default swap agreement. As a result, the Portfolio may, at times, have notional exposure to an asset class (before netting) that is greater or lesser than the stated limit or restriction noted in the Portfolio’s prospectus. In this context, both the notional amount and the market value may be positive or negative depending on whether the Portfolio is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by the Portfolio for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

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Notes to Financial Statements	(Cont.)

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may fail to perform or meet an obligation or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates or the values of the asset upon which the swap is based.

The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk may be mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral to the Portfolio to cover the Portfolio’s exposure to the counterparty.

To the extent the Portfolio has a policy to limit the net amount owed to or to be received from a single counterparty under existing swap agreements, such limitation only applies to counterparties to OTC swaps and does not apply to centrally cleared swaps where the counterparty is a central counterparty or derivatives clearing organization.

Credit Default Swap Agreements  on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues are entered into to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the swap agreement, undergoes a certain credit event. As a seller of protection on credit default swap agreements, the Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap.

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

Credit default swap agreements on credit indexes involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indexes are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indexes may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets and/or various credit ratings within each sector. Credit indexes are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indexes changes periodically, usually every six months, and for most indexes, each name has an equal weight in the index. Credit default swaps on credit indexes may be used to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indexes are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on

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corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues as of period end, if any, are disclosed in the Notes to Schedule of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indexes, the quoted market prices and resulting values, as well as the annual payment rate, serve as an indication of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement

The maximum potential amount of future payments (undiscounted) that the Portfolio as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which the Portfolio is the seller of protection are disclosed in the Notes to Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or entities.

Interest Rate Swap Agreements may be entered into to help hedge against interest rate risk exposure as the value of the fixed rate bonds that the Portfolio holds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Portfolio with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

Total Return Swap Agreements are entered into to gain or mitigate exposure to the underlying reference asset. Total return swap agreements involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset and on a fixed or variable interest rate. Total return swap agreements may involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific underlying reference asset, which may include a single security, a basket of securities or an index, and in return receives a fixed or variable rate. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference asset less a financing rate, if any. As a receiver, the Portfolio would receive payments based on any net positive total return and would owe payments in the event of a net negative total return. As the payer, the Portfolio would owe payments on any net positive total return and would receive payments in the event of a net negative total return.

7. PRINCIPAL AND OTHER RISKS

(a) Principal Risks

The principal risks of investing in the Portfolio, which could adversely affect its net asset value, yield and total return, are listed below. Please see “Description of Principal Risks” in the Portfolio’s prospectus for a more detailed description of the risks of investing in the Portfolio.

Interest Rate Risk  is the risk that fixed income securities will fluctuate in value due to changes in interest rates; a portfolio with a longer average portfolio duration will be more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration. Factors such as government policy, inflation, the economy, and market for bonds can impact interest rates and yields.

Call Risk is the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons including declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality. If an issuer calls a security that the Portfolio has invested in, the Portfolio may not recoup the full amount of its initial investment or may not realize the full anticipated earnings from the investment and may be forced to reinvest in lower-

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Notes to Financial Statements	(Cont.)

yielding securities, securities with greater credit risks or securities with other, less favorable features.

Credit Risk is the risk that the Portfolio could experience losses if the issuer or guarantor of a fixed income security, the counterparty to a derivative contract, or the issuer or guarantor of collateral, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

High Yield Risk is the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of market, credit, call and liquidity risks. High yield securities are considered primarily speculative by rating agencies with respect to the issuer’s continuing ability to make principal and interest payments, and their values may be more volatile than higher-rated securities of similar maturity.

Market Risk is the risk that the value of securities owned by the Portfolio may fluctuate, sometimes rapidly or unpredictably, due to a variety of factors affecting securities markets generally or particular industries or sectors.

Issuer Risk is the risk that the value of a security may decline for reasons related to the issuer, such as management performance, changes in financial condition or credit rating, financial leverage, reputation or reduced demand for the issuer’s goods or services.

Liquidity Risk is the risk that a particular investment may be difficult to purchase or sell and that the Portfolio may be unable to sell investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity. The liquidity of the Portfolio’s shares may be constrained by the liquidity of the Portfolio’s portfolio holdings.

Derivatives Risk is the risk of investing in derivative instruments (such as forwards, futures, options, swaps and structured securities) and other similar investments, including leverage, liquidity, interest rate, market, counterparty (including credit), operational, legal and management risks, and valuation complexity. Changes in the value of a derivative or other similar investment may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Portfolio could lose more than the initial amount invested. Changes in the value of a derivative or other similar instrument may also create margin delivery or settlement payment obligations for the Portfolio. The Portfolio’s use of derivatives or other similar investments may result in losses to the Portfolio, a reduction in the Portfolio’s returns and/or increased volatility. Non-centrally-cleared over-the-counter (“OTC”) derivatives or other similar investments are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for non-centrally-cleared OTC derivatives or other similar investments. The primary credit risk on derivatives or other similar investments that are exchange-traded or traded through a central clearing counterparty resides with the Portfolio’s clearing broker or the clearinghouse. Changes in regulations relating to a registered fund’s use of derivatives and related instruments could potentially limit or impact the Portfolio’s ability to invest in derivatives, limit the Portfolio’s ability to employ certain strategies that use derivatives or other similar investments and/or adversely affect the value of derivatives or other similar investments and the Portfolio’s performance.

Equity Risk is the risk that the value of equity or equity-related securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity or equity-related securities generally have greater price volatility than fixed income securities. In addition, preferred securities may be subject to greater credit risk or other risks, such as risks related to deferred and omitted distributions, limited voting rights, liquidity, interest rates, regulatory changes and special redemption rights.

Mortgage-Related and Other Asset-Backed Securities Risk is the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk. The Portfolio may invest in any tranche of mortgage-related and other asset-backed securities, including junior and/or equity tranches (to the extent consistent with the Portfolio’s guidelines), which generally carry higher levels of the foregoing risks.

Foreign (Non-U.S.) Investment Risk is the risk that investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a portfolio that invests exclusively in securities of U.S. companies, due to smaller or less developed markets, differing financial reporting, accounting, corporate governance and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable U.S. or foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, political changes, diplomatic developments, trade restrictions (including tariffs) or the imposition of

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sanctions and other similar measures. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Emerging Markets Risk is the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk.

Sovereign Debt Risk is the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit events resulting from an issuer’s inability or unwillingness to make principal or interest payments in a timely fashion.

Currency Risk is the risk that foreign (non-U.S.) currencies may fluctuate in value relative to the U.S. dollar, which can affect the value of the Portfolio’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Leveraging Risk is the risk that certain transactions of the Portfolio, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, and derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Portfolio to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss. The use of leverage may also increase the Portfolio’s sensitivity to interest rate changes and other market risks.

Management Risk is the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio managers in connection with managing the Portfolio and may cause PIMCO to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of the Portfolio will be achieved.

Short Exposure Risk is the risk of entering into short sales or other short positions, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale or other short position will not fulfill its contractual obligations, causing a loss to the Portfolio.

(b) Other Risks

In general, the Portfolio may be subject to additional risks, including, but not limited to, risks related to government regulation and intervention in financial markets, operational risks, risks associated with financial, economic and global market disruptions, and cyber security risks. Please see the Portfolio’s prospectus and Statement of Additional Information for a more detailed description of the risks of investing in the Portfolio. Please see the Important Information section of this report for additional discussion of certain regulatory and market developments that may impact the Portfolio’s performance.

Market Disruptions Risk The Portfolio is subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including those arising from actual or threatened war or armed conflicts, military conflicts, terrorism, social unrest, recessions, supply chain disruptions, market manipulation, government interventions, defaults and shutdowns, political and regulatory changes or diplomatic developments or the imposition of sanctions and other measures, including the imposition of tariffs, or other U.S. economic policies and any related public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), bank failures and natural/ environmental disasters, which can all negatively impact the securities markets and cause the Portfolio to lose value. These events can also impair the technology and other operational systems upon which the Portfolio’s service providers, including PIMCO as the Portfolio’s investment adviser, rely, and could otherwise disrupt the Portfolio’s service providers’ ability to fulfill their obligations to the Portfolio.

Government Intervention in Financial Markets Federal, state, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which the Portfolio invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Portfolio itself is regulated. Such legislation or regulation could limit or preclude the Portfolio’s ability to achieve its investment objective. Also, while such legislation or regulations are intended to strengthen markets, systems and public finances, they could affect fund expenses and the value of fund investments in unpredictable ways. Furthermore, volatile financial markets can expose the Portfolio to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Portfolio. The value of the Portfolio’s holdings is also generally subject to the risk of future local, national, or global economic disturbances based on unknown weaknesses in the markets in which the Portfolio invests. In addition, it is not certain that the U.S. Government will intervene in response to a future market disturbance and the effect of any such future intervention cannot be predicted. It is difficult for issuers to prepare for the impact of future financial downturns, although companies can seek to identify and manage future uncertainties through risk management programs.

Regulatory Risk Financial entities, such as investment companies and investment advisers, are generally subject to extensive government regulation and intervention. Government regulation and/or intervention may change the way the Portfolio is regulated, affect the expenses

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Notes to Financial Statements	(Cont.)

incurred directly by the Portfolio and the value of its investments, and limit and/or preclude the Portfolio’s ability to achieve its investment objective. Government regulation may change frequently and may have significant adverse consequences. Moreover, government regulation may have unpredictable and unintended effects.

Operational Risk An investment in the Portfolio, like any fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on the Portfolio. While the Portfolio seeks to minimize such events through controls and oversight, there may still be failures that could cause losses to the Portfolio.

Cyber Security Risk As the use of complex information technology and communication systems, including cloud-based technology, has become more prevalent and interconnected in the course of business, the Portfolio has become potentially more susceptible to operational and information security risks resulting from breaches in cyber security despite the efforts of PIMCO, the Portfolio, or their service providers to adopt technologies, processes, and practices intended to mitigate these risks. Disruptions or failures that affect service providers, counterparties, market participants or issuers of securities that are held by the Portfolio may adversely affect PIMCO or the Portfolio, including by causing losses or impairing PIMCO’s or the Portfolio’s operations. A breach in cyber security refers to both intentional and unintentional cyber events that may, among other things, cause the Portfolio to lose proprietary information, suffer data corruption and/or destruction or lose operational capacity, result in the unauthorized release or other misuse of confidential information, or otherwise disrupt normal business operations. Geopolitical tensions can increase the scale and sophistication of deliberate cybersecurity attacks, particularly those from nation-states or from entities with nation-state backing, who may desire to use cybersecurity attacks to cause damage or create leverage against geopolitical rivals. Cyber security failures or breaches may result in financial losses to the Portfolio and its shareholders. These failures or breaches may also result in disruptions to business operations, potentially resulting in financial losses; interference with the Portfolio’s ability to calculate its net asset value, process shareholder transactions or otherwise transact business with shareholders; impediments to trading; violations of applicable privacy and other laws; regulatory fines; penalties; third-party claims in litigation; reputational damage; reimbursement or other compensation costs; additional compliance and cyber security risk management costs and other adverse consequences. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. There is also a risk that cyber security breaches may not be detected. The Portfolio and its shareholders may suffer losses as a result of a cyber security breach related to the Portfolio, its service providers, trading counterparties or the issuers in which the Portfolio invests.

8. MASTER NETTING ARRANGEMENTS

The Portfolio may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes, the Statement of Assets and Liabilities generally presents derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statement of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. The Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”)

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govern repurchase, reverse repurchase and certain sale-buyback transactions between the Portfolio and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA securities, delayed-delivery or certain sale-buyback transactions by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedule of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission. In the United States, counterparty risk may be reduced as creditors of an FCM cannot have a claim to Portfolio assets in the segregated account. FCM customers, such as the Portfolio, are permitted to transfer their customer account (and cleared derivative transactions held in such customer account) from one FCM to another FCM. Upon completion of the transfer, the customer maintains the same economic position with respect to the outstanding exposure. As such, these transfers are not recognized as dispositions and reacquisitions of the affected derivative positions. Variation margin, which reflects changes in market value, is generally exchanged daily, but may not be netted between futures and cleared OTC derivatives unless the parties have agreed to a separate arrangement in respect of portfolio margining. The porting of exposure between FCMs has no impact on the market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin; these values as of period end are disclosed in the Notes to Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by the Portfolio with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. The ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level or as required by regulation. Similarly, if required by regulation, the Portfolio may be required to post additional collateral beyond coverage of daily exposure. These amounts, if any, may (or if required by law, will) be segregated with a third-party custodian. To the extent the Portfolio is required by regulation to post additional collateral beyond coverage of daily exposure, it could potentially incur costs, including in procuring eligible assets to meet collateral requirements, associated with such posting. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

9. FEES AND EXPENSES

(a) Investment Advisory Fee PIMCO is a majority-owned subsidiary of Allianz Asset Management of America LLC (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table in note (b) below.

(b) Supervisory and Administrative Fee PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory Fee and Supervisory and Administrative Fees for all classes, as applicable, are charged at the annual rate as noted in the following table (calculated as a percentage of the Portfolio’s average daily net assets attributable to each class):

Investment Advisory Fee	Supervisory and Administrative Fee
All Classes	Institutional Class	Administrative Class	Advisor Class
0.25%	0.35%	0.35%	0.35%

(c) Distribution and Servicing Fees PIMCO Investments LLC, a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	35

Notes to Financial Statements	(Cont.)

The Trust has adopted an Administrative Services Plan with respect to the Administrative Class shares of the Portfolio pursuant to Rule 12b-1 under the Act (the “Administrative Plan”). Under the terms of the Administrative Plan, the Trust is permitted to compensate the Distributor, out of the Administrative Class assets of the Portfolio, in an amount up to 0.15% on an annual basis of the average daily net assets of that class, for providing, or procuring through financial firms, administrative, recordkeeping and investor services for Administrative Class shareholders of the Portfolio.

The Trust has adopted a separate Distribution and Servicing Plan for the Advisor Class shares of the Portfolio (the “Distribution and Servicing Plan”). The Distribution and Servicing Plan has been adopted pursuant to Rule 12b-1 under the Act. The Distribution and Servicing Plan permits the Portfolio to compensate the Distributor for providing, or procuring through financial firms, distribution, administrative, recordkeeping, shareholder and/or related services with respect to Advisor Class shares. The Distribution and Servicing Plan permits the Portfolio to make total payments at an annual rate of up to 0.25% of the average daily net assets attributable to its Advisor Class shares.

	Distribution Fee	Servicing Fee

Administrative Class	—	0.15%

Advisor Class	0.25%	—

(d) Portfolio Expenses PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Portfolio, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders, or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses (including, without limitation, fees and expenses of outside legal counsel or third-party consultants retained in connection with reviewing, negotiating and structuring specialized loans and other investments made by the Portfolio, and any costs associated with originating loans, asset securitizations, alternative lending-related strategies and so-called “broken-deal costs” (e.g., fees, costs, expenses and liabilities, including, for example, due diligence-related fees, costs, expenses and liabilities, with respect to unconsummated investments)); (iv) costs of borrowing money, including interest expenses; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organizational and offering expenses of the Trust and the Portfolio, and any other expenses which are capitalized in accordance with generally accepted accounting principles; and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class.

(e) Remuneration Paid to Directors, Officers and Others (N-CSR Item 10) The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates. The pro rata share of Trustee fees for the Portfolio is reflected on the Statement of Operations as Trustee fees.

(f) Expense Limitation Pursuant to the Expense Limitation Agreement, PIMCO has contractually agreed, through May 1, 2026, to waive a portion of the Portfolio’s Supervisory and Administrative Fee, or reimburse the Portfolio, to the extent that the Portfolio’s organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata share of Trustee fees exceed 0.0049% (the “Expense Limit”) (calculated as a percentage of the Portfolio’s average daily net assets attributable to each class). The Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term. The waiver, if any, is reflected on the Statement of Operations as a component of Waiver and/or Reimbursement by PIMCO. As of December 31, 2025, the amount waived and/or reimbursed was $5,622.

In any month in which the supervision and administration agreement is in effect, PIMCO is entitled to reimbursement by the Portfolio of any portion of the supervisory and administrative fee waived or reimbursed pursuant to the Expense Limitation Agreement (the “Reimbursement Amount”) within thirty-six months of the time of the waiver, provided that such amount paid to PIMCO will not: i) together with any organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata Trustee fees, exceed, for such month, the Expense Limit (or the amount of the expense limit in place at the time the amount being recouped was originally waived if lower than the Expense Limit); ii) exceed the total Reimbursement Amount; or iii) include any amounts previously reimbursed to PIMCO. The recoverable amounts to PIMCO as of December 31, 2025 were (amounts in thousands†):

Expiring Within
12 months	13 - 24 months	25 - 36 months	Total

$0	$0	$1	$1

†	A zero balance may reflect actual amounts rounding to less than one thousand.

36	PIMCO VARIABLE INSURANCE TRUST

December 31, 2025

10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator and Distributor are related parties. Fees paid to these parties are disclosed in Note 9, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Statement of Assets and Liabilities.

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

12. PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover.” The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective(s), particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, which are borne by the Portfolio. Frequent and active trading of the Portfolio’s portfolio holdings may cause adverse tax consequences for shareholders due to an increase in short-term capital gains and may also adversely impact the Portfolio’s after-tax returns. The transaction costs associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended December 31, 2025 were as follows (amounts in thousands†):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales

$23,233	$17,858	$267,143	$316,380

†	A zero balance may reflect actual amounts rounding to less than one thousand.

13. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands†):

	Year Ended 12/31/2025		Year Ended 12/31/2024

	Shares	Amount	Shares	Amount
Receipts for shares sold

Institutional Class	698	$5,105	955	$6,835

Administrative Class	14,307	104,008	9,975	71,929

Advisor Class	1,061	7,684	1,880	13,577
Issued as reinvestment of distributions

Institutional Class	172	1,258	132	956

Administrative Class	3,838	28,105	3,848	27,721

Advisor Class	180	1,321	154	1,107
Cost of shares redeemed

Institutional Class	(408)	(2,981)	(392)	(2,813)

Administrative Class	(24,536)	(178,290)	(19,377)	(139,308)

Advisor Class	(1,074)	(7,713)	(1,623)	(11,671)

Net increase (decrease) resulting from Portfolio share transactions	(5,762)	$(41,503)	(4,448)	$(31,667)

†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of December 31, 2025, one person owned of record or beneficially 10% or more of the Portfolio’s total outstanding shares, comprising 46% of the Portfolio. The shareholder is a related party of the Portfolio. Related parties may include, but are not limited to, the investment adviser and its affiliates, affiliated broker dealers, fund of funds and directors or employees of the Trust or Adviser.

14. REGULATORY AND LITIGATION MATTERS

The Portfolio is not named as a defendant in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened against it.

The foregoing speaks only as of the date of this report.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	37

Notes to Financial Statements	(Cont.)

15. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of December 31, 2025, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

In this reporting period, the Portfolio adopted FASB Accounting Standards Update 2023-09, Income Taxes (Topic 740) — Improvements to Income Tax Disclosures (ASU 2023-09), which enhances income tax disclosures, including disclosure income taxes paid disaggregated by jurisdiction. Adoption of the new standard impacted financial statement disclosures only and did not affect any Portfolio’s financial position or the results of its operations. For the annual period covered by this report, the portfolio did not pay any material federal, state or local income taxes or any material income taxes in foreign jurisdictions.

The Portfolio files U.S. federal, state and local tax returns as required. The Portfolio’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

As of December 31, 2025, the components of distributable taxable earnings are as follows (amounts in thousands†):

	Undistributed Ordinary Income(1)	Undistributed Long-Term Capital Gains	Net Tax Basis Unrealized Appreciation/ (Depreciation)(2)	Other Book-to-Tax Accounting Differences(3)	Accumulated Capital Losses(4)	Qualified Late-Year Loss Deferral - Capital(5)	Qualified Late-Year Loss Deferral - Ordinary(6)	Total Components of Distributable Earnings

PIMCO High Yield Portfolio	$5,379	$0	$7,031	$0	$(56,040)	$0	$0	$(43,630)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	Includes undistributed short-term capital gains, if any.
(2)

Adjusted for open wash sale loss deferrals and the accelerated recognition of unrealized gain or loss on certain futures, options, and/or forward contracts for federal income tax purposes. Also adjusted for differences between book and tax realized and unrealized gain (loss) on swap contracts, straddle loss deferrals, passive foreign investment companies (PFICs), interest accrued on defaulted securities, and return of capital distributions from underlying funds.

(3)	Represents differences in income tax regulations and financial accounting principles generally accepted in the United States of America.
(4)	Capital losses available to offset future net capital gains as shown below.
(5)	Capital losses realized during the period November 1, 2025 through December 31, 2025 which the Portfolio elected to defer to the following taxable year pursuant to income tax regulations.
(6)	Specified losses realized during the period November 1, 2025 through December 31, 2025 which the Portfolio elected to defer to the following taxable year pursuant to income tax regulations.

Under the Regulated Investment Company Modernization Act of 2010, a portfolio is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

As of December 31, 2025, the Portfolio had the following post-effective capital losses with no expiration (amounts in thousands†):

	Short-Term	Long-Term

PIMCO High Yield Portfolio	$0	$56,040

†	A zero balance may reflect actual amounts rounding to less than one thousand.

38	PIMCO VARIABLE INSURANCE TRUST

December 31, 2025

As of December 31, 2025, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands†):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(7)

PIMCO High Yield Portfolio	$461,609	$9,454	$(2,447)	$7,007

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(7)

Adjusted for open wash sale loss deferrals and the accelerated recognition of unrealized gain or loss on certain futures, options, and/or forward contracts for federal income tax purposes. Also adjusted for differences between book and tax realized and unrealized gain (loss) on swap contracts, straddle loss deferrals, passive foreign investment companies (PFICs), interest accrued on defaulted securities, and return of capital distributions from underlying funds.

For the fiscal years ended December 31, 2025 and December 31, 2024, respectively, the Portfolio made the following tax basis distributions (amounts in thousands†):

	December 31, 2025			December 31, 2024

	Ordinary Income Distributions(8)	Long-Term Capital Gain Distributions	Return of Capital(9)	Ordinary Income Distributions(8)	Long-Term Capital Gain Distributions	Return of Capital(9)

PIMCO High Yield Portfolio	$30,711	$0	$0	$29,784	$0	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(8)	Includes short-term capital gains distributed, if any.
(9)

A portion of the distributions made represents a tax return of capital. Return of capital distributions have been reclassified from undistributed net investment income to paid-in capital to more appropriately conform financial accounting to tax accounting.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	39

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of PIMCO Variable Insurance Trust and Shareholders of PIMCO High Yield Portfolio

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of PIMCO High Yield Portfolio (one of the portfolios constituting PIMCO Variable Insurance Trust, hereafter referred to as the “Portfolio”) as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statement of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian, transfer agent, brokers and agent banks; when replies were not received from brokers or agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Kansas City, Missouri

February 19, 2026

We have served as the auditor of one or more investment companies in PIMCO Variable Insurance Trust since 1998.

40	PIMCO VARIABLE INSURANCE TRUST

Glossary:	(abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:

GST	Goldman Sachs International	MBC	HSBC Bank Plc

Currency Abbreviations:

CAD	Canadian Dollar	EUR	Euro	USD (or $)	United States Dollar

Exchange Abbreviations:

OTC	Over the Counter

Index/Spread Abbreviations:

BNMMDTSC	Dreyfus Treasury Securites Cash Management Fund Yield	EUR003M	3 Month EUR Swap Rate	SOFR	Secured Overnight Financing Rate

BRMMUSDF	BlackRock Money Market US Treasury Fund Index	FHMMUSTF	Federated Hermes US Treasury Cash Reserves Fund Yield	TSFR1M	Term SOFR 1-Month

CAONINDX	Bloomberg CORRA Compounded Index	GSMMUSTI	Goldman Sachs Money Market US Treasury Instrument Index	TSFR3M	Term SOFR 3-Month

CDX.HY	Credit Derivatives Index - High Yield	JMMMUSTF	JP Morgan Money Market US Treasury Fund Index

Other Abbreviations:

ALT	Alternate Loan Trust	PIK	Payment-in-Kind	TBD	To-Be-Determined

DAC	Designated Activity Company	REIT	Real Estate Investment Trust	TBD%	Interest rate to be determined when loan settles or at the time of funding

OIS	Overnight Index Swap	TBA	To-Be-Announced

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	41

Distribution Information	(Unaudited)

For purposes of Section 19 of the Investment Company Act of 1940 (the “Act”), the portfolio estimated the periodic sources of any dividends paid during the period covered by this report in accordance with good accounting practice. Pursuant to Rule 19a-1(e) under the Act, the table below sets forth the actual source information for dividends paid during the six month period ended December 31, 2025 calculated as of each distribution period pursuant to Section 19 of the Act. The information below is not provided for U.S. federal income tax reporting purposes. The tax character of all dividends and distributions is reported on Form 1099-DIV (for shareholders who receive U.S. federal tax reporting) at the end of each calendar year. See the Financial Highlights section of this report for the tax characterization of distributions determined in accordance with federal income tax regulations for the fiscal year.

PIMCO High Yield Portfolio

Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

July 2025	$0.0397	$0.0000	$0.0000	$0.0397

August 2025	$0.0415	$0.0000	$0.0000	$0.0415

September 2025	$0.0387	$0.0000	$0.0000	$0.0387

October 2025	$0.0423	$0.0000	$0.0000	$0.0423

November 2025	$0.0369	$0.0000	$0.0000	$0.0369

December 2025	$0.0396	$0.0000	$0.0000	$0.0396

Administrative Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

July 2025	$0.0388	$0.0000	$0.0000	$0.0388

August 2025	$0.0406	$0.0000	$0.0000	$0.0406

September 2025	$0.0378	$0.0000	$0.0000	$0.0378

October 2025	$0.0413	$0.0000	$0.0000	$0.0413

November 2025	$0.0360	$0.0000	$0.0000	$0.0360

December 2025	$0.0386	$0.0000	$0.0000	$0.0386

Advisor Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

July 2025	$0.0382	$0.0000	$0.0000	$0.0382

August 2025	$0.0399	$0.0000	$0.0000	$0.0399

September 2025	$0.0373	$0.0000	$0.0000	$0.0373

October 2025	$0.0407	$0.0000	$0.0000	$0.0407

November 2025	$0.0355	$0.0000	$0.0000	$0.0355

December 2025	$0.0380	$0.0000	$0.0000	$0.0380

*

The source of dividends provided in the table differs, in some respects, from information presented in this report prepared in accordance with generally accepted accounting principles, or U.S. GAAP. For example, net earnings from certain interest rate swap contracts are included as a source of net investment income for purposes of Section 19(a). Accordingly, the information in the table may differ from information in the accompanying financial statements that are presented on the basis of U.S. GAAP and may differ from tax information presented in the footnotes. Amounts shown may include accumulated, as well as fiscal period net income and net profits.

**	Occurs when a portfolio distributes an amount greater than its accumulated net income and net profits. Amounts are not reflective of a portfolio net income, yield, earnings or investment performance.

42	PIMCO VARIABLE INSURANCE TRUST

Federal Income Tax Information	(Unaudited)

As required by the Internal Revenue Code (“Code”) and Treasury Regulations, if applicable, shareholders must be notified within 60 days of the Portfolio’s fiscal year end regarding the status of qualified dividend income and the dividend received deduction.

Dividend Received Deduction. Corporate shareholders are generally entitled to take the dividend received deduction on the portion of a portfolio’s dividend distribution that qualifies under tax law. The percentage of the following Portfolio’s fiscal 2025 ordinary income dividend that qualifies for the corporate dividend received deduction is set forth below.

Qualified Dividend Income. Under the Jobs and Growth Tax Relief Reconciliation Act of 2003, the following percentage of ordinary dividends paid during the fiscal year ended December 31, 2025 was designated as ‘’qualified dividend income’’ as defined in the Jobs and Growth Tax Relief Reconciliation Act of 2003 subject to reduced tax rates in 2025.

Qualified Interest Income and Qualified Short-Term Capital Gain (for non-U.S. resident shareholders only). Under the American Jobs Creation Act of 2004, the following amounts of ordinary dividends paid during the fiscal year ended December 31, 2025 are considered to be derived from “qualified interest income,” as defined in Section 871(k)(1)(E) of the Code, and therefore are designated as interest-related dividends, as defined in Section 871(k)(1)(C) of the Code. Further, the following amounts of ordinary dividends paid during the fiscal year ended December 31, 2025 are considered to be derived from “qualified short-term capital gain,” as defined in Section 871(k)(2)(D) of the Code, and therefore are designated as qualified short-term gain dividends, as defined by Section 871(k)(2)(C) of the Code.

Section 163(j) Interest Dividends. The Portfolio intends to pass through the maximum amount allowable as Section 163(j) Interest defined in Proposed Treasury Section 1.163(j)-1(b).

Section 199A Dividends. The Portfolio intends to pass through the maximum amount allowable as Section 199A Dividends defined in Proposed Treasury Section 199A-3(d).

	Dividend Received Deduction %	Qualified Dividend Income %	Qualified Interest Income (000s)†	Qualified Short-Term Capital Gains (000s)†

PIMCO High Yield Portfolio	0.00%	0.00%	$19,918	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

Shareholders are advised to consult their own tax advisor with respect to the tax consequences of their investment in the Trust. In January 2026, you will be advised on IRS Form 1099-DIV as to the federal tax status of the dividends and distributions received by you in calendar year 2025.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	43

Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8)	(Unaudited)

Not applicable.

44	PIMCO VARIABLE INSURANCE TRUST

Proxy Disclosures for Open-End Management Investment Companies (N-CSR Item 9)	(Unaudited)

Not applicable.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	45

Approval of Investment Advisory Contract and Other Agreements (N-CSR Item 11)	(Unaudited)

At a meeting held on August 19-20, 2025, the Board of Trustees (the “Board”) of PIMCO Variable Insurance Trust (the “Trust”), including the Trustees who are not “interested persons” of the Trust under the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered and unanimously approved the renewal of the Amended and Restated Investment Advisory Contract (the “Investment Advisory Contract”) between the Trust, on behalf of the Trust’s series (each, a “Portfolio” and collectively, the “Portfolios”), and Pacific Investment Management Company LLC (“PIMCO”), for an additional one-year term through August 31, 2026.

The Board also considered and unanimously approved the renewal of the Amended and Restated Supervision and Administration Agreement (the “Supervision and Administration Agreement”) between the Trust, on behalf of the Portfolios, and PIMCO for an additional one-year term through August 31, 2026. In addition, the Board considered and unanimously approved the renewal of the Amended and Restated Asset Allocation Sub-Advisory Agreement (the “Asset Allocation Agreement” and, together with the Investment Advisory Contract and the Supervision and Administration Agreement, the “Agreements”) between PIMCO, on behalf of PIMCO All Asset Portfolio, a series of the Trust, and Research Affiliates, LLC (“Research Affiliates”) for an additional one-year term through August 31, 2026.

Further, the Board considered and unanimously approved the renewal of any investment management agreements between PIMCO and any wholly-owned subsidiaries (each, a “Subsidiary” and, collectively, the “Subsidiaries”) of certain of the Portfolios (collectively, the “Subsidiary Agreements”), each for the same additional one-year term through August 31, 2026.

The information, material factors and conclusions that formed the basis for the Board’s approvals are summarized below.

1. INFORMATION RECEIVED

(a) Materials Reviewed During the course of the past year, the Trustees received a wide variety of materials relating to the services provided by PIMCO and Research Affiliates to the Trust. At each of its quarterly meetings, the Board reviewed the Portfolios’ investment performance and information relating to Portfolio operations, including shareholder services, valuation and custody, the Portfolios’ compliance program and other information relating to the nature, extent and quality of services provided by PIMCO and Research Affiliates to the Trust and each of the Portfolios, as applicable. In considering whether to approve the renewal of the Agreements and the Subsidiary Agreements, the Board reviewed additional information, including, but not limited to: comparative industry data with regard to investment performance; advisory and supervisory and administrative fees and expenses; financial information for PIMCO, including, where relevant, financial information for Research Affiliates; information regarding the profitability to PIMCO of its relationship with the Portfolios; information about the personnel providing investment management services, other advisory services and supervisory and administrative services to the Portfolios; and information about the fees charged and services provided to other clients with similar investment mandates as the Portfolios, where applicable. In addition, the Board reviewed materials provided by counsel to the Trust and the Independent Trustees (“Counsel”), which included, among other things, a memorandum outlining legal duties of the Board in considering the renewal of the Agreements and the Subsidiary Agreements.

With respect to the Subsidiary Agreements, the Trustees considered that each Portfolio that has a Subsidiary may utilize its Subsidiary to execute its investment strategy and that PIMCO provides investment advisory and administrative services to the Subsidiaries pursuant to the Subsidiary Agreements in the same manner as it does for such Portfolios that have Subsidiaries under the Investment Advisory Contract and Supervision and Administration Agreement. The Trustees also considered that, with respect to each Subsidiary, PIMCO does not retain a separate advisory or other fee from the Subsidiary, and that PIMCO’s profitability with respect to each Portfolio that has a Subsidiary is not positively impacted as a result of the Subsidiary Agreements. The Trustees determined, therefore, that it was appropriate to consider the approval of the Subsidiary Agreements collectively with their consideration of the continuation of the Agreements.

(b) Review Process In connection with considering the renewal of the Agreements, the Board reviewed written materials prepared by PIMCO and, where applicable, Research Affiliates in response to requests from Counsel encompassing a wide variety of topics. The Board requested and received assistance and advice regarding, among other things, applicable legal standards from Counsel, and reviewed comparative fee and performance data prepared at the Board’s request by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company performance information and fee and expense data. The Board received presentations on matters related to the Agreements and met both as a full Board and in a separate session of the Independent Trustees, without management present, at the August 19-20, 2025 meeting. The Independent Trustees also met via video conference with Counsel on July 23, 2025, and conducted a video conference meeting on August 13, 2025 with management and Counsel to discuss the materials presented and other matters deemed relevant to their consideration of the renewal of the Agreements. In connection with its review of the Agreements, the Board received comparative information on the performance, the risk-adjusted performance and the fees and expenses of other peer group funds and share classes, where appropriate. The Independent Trustees also requested and received supplemental information, including

46	PIMCO VARIABLE INSURANCE TRUST

(Unaudited)

information regarding Broadridge peer classifications, the investment strategies and outflows for certain Portfolios, Portfolio performance and profitability.

The approval determinations were made on the basis of each Trustee’s business judgment after consideration and evaluation of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to approve the renewal of the Agreements, the Board did not identify any single factor or particular information that, in isolation, was controlling. The discussions below are intended to summarize the broad factors and information that figured prominently in the Board’s consideration of the renewal of the Agreements, but is not intended to summarize all of the factors considered by the Board.

2. NATURE, EXTENT AND QUALITY OF SERVICES

(a) PIMCO, Research Affiliates, their Personnel and Resources The Board considered the depth and quality of PIMCO’s investment management process, including, but not limited to: the experience, capability and integrity of its senior management and other personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address changes in the Portfolios’ asset levels. The Board also considered the various services, in addition to portfolio management that PIMCO provides to the Portfolios. The Board noted that PIMCO makes available to its investment professionals a variety of resources and systems relating to, for example, investment management, compliance, trading, performance and portfolio accounting. The Board also noted PIMCO’s commitment to enhancing and investing in its global infrastructure, technology capabilities, risk management processes and the specialized talent needed for the competitive investment management industry and to strengthen its ability to deliver advisory services under the Investment Advisory Contract. The Board considered PIMCO’s policies, procedures and systems reasonably designed to assure compliance with applicable laws and regulations, including recently adopted regulations impacting the Portfolios, and its commitment to further developing and strengthening these programs; its oversight of matters that may involve conflicts of interest between the Portfolios’ investments and those of other accounts managed by PIMCO; and its efforts to keep the Trustees informed about matters relevant to the Portfolios and their shareholders. The Board also considered PIMCO’s continuous investment in its disciplines and personnel, which has enhanced PIMCO’s services to the Portfolios and has allowed PIMCO to introduce innovative new portfolios over time and other investment options that have the potential to benefit shareholders. In addition, the Board considered the nature, extent and quality of services provided by PIMCO to the Subsidiaries of certain applicable Portfolios.

In addition, the Trustees considered new services and service enhancements that PIMCO has implemented, including, but not limited to investing in its cybersecurity program and business continuity functions, including the ongoing development of its own proprietary software and applications to support the Portfolios. Similarly, the Board considered the asset allocation services provided by Research Affiliates to the PIMCO All Asset Portfolio. The Board further considered PIMCO’s ongoing supervision and oversight of Research Affiliates in connection with Research Affiliates providing asset allocation services to the All Asset Portfolio. The Board also considered the depth and quality of Research Affiliates’ investment management and research capabilities, the experience and capabilities of their portfolio management personnel and the overall financial strength of the organization. Ultimately, the Board concluded that the nature, extent and quality of services provided or procured by PIMCO under the Agreements and the Subsidiary Agreements and provided by Research Affiliates under the Asset Allocation Agreement are likely to continue to benefit the Portfolios and their shareholders, as applicable.

(b) Other Services The Board also considered the nature, extent and quality of supervisory and administrative services provided by PIMCO to the Portfolios under the Supervision and Administration Agreement.

The Board considered the terms of the Supervision and Administration Agreement, under which the Trust pays for the supervisory and administrative services provided pursuant to that agreement under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO provides or procures certain supervisory and administrative services and bears the costs of various third party services required by the Portfolios, including, but not limited to, audit, custodial, portfolio accounting, ordinary legal, transfer agency, sub-accounting and printing costs. The Board also noted that the scope and complexity, as well as the costs, of the supervisory and administrative services provided by PIMCO under the Supervision and Administration Agreement is expected to continue to increase. The Board considered PIMCO’s provision of supervisory and administrative services and its supervision of the Trust’s third party service providers.

Ultimately, the Board concluded that the nature, extent and quality of the services provided or procured by PIMCO have benefited, and will likely continue to benefit, the Portfolios and their shareholders.

3. INVESTMENT PERFORMANCE

The Board reviewed information from PIMCO concerning the Portfolios’ performance, as available, over short- and long-term periods ended March 31, 2025 and other performance data, as available, over short- and long-term periods ended June 30, 2025 (the “PIMCO Report”) and from Broadridge concerning the Portfolios’ performance, as available, over short- and long-term periods ended March 31, 2025 (the

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Approval of Investment Advisory Contract and Other Agreements (N-CSR Item 11)	(Cont.)

“Broadridge Report”). The Board also noted that the Broadridge Report incorporated peer classifications from Morningstar for the Portfolios for which it was believed that Morningstar provided a better comparison.

The Board considered information regarding both the short- and long-term relative and absolute investment performance of each Portfolio relative to its Portfolio peer group, where appropriate, and relevant to the specified index as provided to the Board (the “performance index”) in advance of each of its quarterly meetings throughout the year, including the PIMCO Report and Broadridge Report. The Trustees reviewed information indicating that classes of each Portfolio would have substantially similar performance to that of the Administrative Class of the relevant Portfolio on a relative basis because all of the classes are invested in the same portfolio of investments and that differences in performance among classes could principally be attributed to differences in the supervisory and administrative fees and distribution and/or servicing expenses of each class. The Board noted that, due to differences (such as specific investment strategies or fee structures) between certain of the Portfolios and their so-called peers in the Broadridge categories, performance comparisons may not be particularly relevant to the consideration of Portfolio performance, but found the comparative information supported its overall evaluation.

The Trustees noted that a majority of the Portfolios (based on the Administrative Class performance) have outperformed their respective performance indexes over the one-, three, five and ten-year periods ended March 31, 2025. The Board also noted the amounts of Portfolio assets (based on the Administrative Class performance) that outperformed their relative performance indexes on a net fee basis over the one-, three- and five year periods ended June 30, 2025. The Board considered that, according to the Broadridge Report, the Portfolios generally performed well versus competitors during the long-term, but that certain Portfolios had underperformed in comparison to their respective peer groups or performance indexes, or both, on a net-of-fees basis over certain short- and long-term periods. With respect to the Portfolios that underperformed to a certain degree over such periods, the Board discussed with PIMCO the reasons for the underperformance of such Portfolios. The Board also considered actions that have been taken by PIMCO to attempt to improve performance and took note of PIMCO’s plans to monitor performance going forward. Depending on the circumstances, the Independent Trustees may be satisfied with a Portfolio’s performance notwithstanding that it lags its performance index or peer group for certain periods.

The Board ultimately concluded, within the context of all of its considerations in connection with the Agreements and the Subsidiary Agreements, that PIMCO’s performance record and process in managing the Portfolios indicates that its continued management is likely to benefit the Portfolios and their shareholders and merits the approval of the renewal of the Agreements and the Subsidiary Agreements.

4. ADVISORY FEES, SUPERVISORY AND ADMINISTRATIVE FEES AND TOTAL EXPENSES

The Board considered that PIMCO seeks to price new funds and classes to scale at the outset. The Board noted that PIMCO generally seeks to price new funds and classes competitively against the median total expense ratio of the respective Broadridge peer group, if available, while acknowledging that a fee premium may be appropriate for innovative investment offerings. PIMCO reported to the Board that, in proposing fees for any Portfolio or class of shares, it considers a number of factors, including, but not limited to, the type and complexity of the services provided, the cost of providing services, the risk assumed by PIMCO in the development of products and the provision of services and the competitive marketplace for financial products. Fees charged to or proposed for different Portfolios for advisory services and supervisory and administrative services may vary in light of these various factors. The Board also considered that PIMCO reviews the Portfolios’ fee levels and carefully considers changes where appropriate due to competitive positioning considerations, observed long-term notable underperformance and significant misalignments with the level or quality of services being provided or a change in the overall strategic positioning of the Portfolios.

The Board reviewed the advisory fees, supervisory and administrative fees and total expense ratios (including total expense ratios net of fee waivers and expense limitation agreements, as applicable) of the Portfolios (excluding, as may be applicable, extraordinary expenses, interest expenses, acquired fund fees and expenses, and certain other items) (each as a percentage of average net assets) and compared such amounts with the average and median fee and expense levels of other similar funds. The Board also reviewed information relating to the sub-advisory fees paid to Research Affiliates with respect to applicable Portfolios, taking into account that PIMCO compensates Research Affiliates from the advisory fees paid by such Portfolios to PIMCO. With respect to advisory fees, the Board reviewed data from the Broadridge Report that compared the average and median advisory fees of other funds in a “Peer Group” of comparable funds, where appropriate, as well as the universe of other similar funds. The Board reviewed materials indicating that, a number of Portfolios have total expense ratios that fall below the average and median expense ratios in their Peer Group and Broadridge universe. In addition, the Board considered the expense limitation agreement in place for all of the Portfolios and fee waivers in place for certain of the Portfolios, and also noted the fee waivers in place with respect to the advisory fee and supervisory and

48	PIMCO VARIABLE INSURANCE TRUST

(Unaudited)

administrative fee that might result from investments by applicable Portfolios in their respective Subsidiaries.

The Board also reviewed data comparing the Portfolios’ advisory and/or management fees to the fee rates PIMCO charged to registered funds (open-end, closed-end and interval), private funds, and non-U.S. registered funds, separate accounts, sub-advised clients and collective investment trusts with similar investment strategies. In cases where the fees for other clients were lower than those charged to the Portfolios, the Trustees noted that the differences in fees were attributable to various factors, including, but not limited to, differences in advisory and other services provided by PIMCO to the Portfolios, differences in the number or extent of the services provided by PIMCO to the Portfolios, the manner in which similar portfolios may be managed, different requirements with respect to liquidity and derivatives management and the implementation and compliance of other regulatory requirements, and the fact that separate accounts may have other contractual arrangements or arrangements across PIMCO strategies that justify different levels of fees. The Board considered that, with respect to collective investment trusts, PIMCO performs fewer or less extensive services because collective investment trusts are generally exempt from SEC regulation and typically involve lower compliance costs; investors in a collective investment trust may receive shareholder services from a trustee bank, rather than PIMCO; collective investment trusts have less regulatory disclosure; and the management structure of collective investment trusts differs from that of funds. The Trustees also considered that PIMCO faces increased entrepreneurial, legal and regulatory risk in sponsoring and managing mutual funds and ETFs as compared to separate accounts, external sub-advised funds or other investment products. In addition, the Trustees considered that PIMCO may charge certain private funds with similar investment mandates lower fees than the Portfolios because such private funds are not required to accept daily redemptions or price their assets on a daily basis, generally do not accept small investors with small account balances and operate under a less onerous and proscriptive regulatory regime.

Regarding advisory fees charged by PIMCO in its capacity as sub-adviser to third party/unaffiliated funds, the Trustees took into account that such fees may be lower than the fees charged by PIMCO to serve as adviser to the Portfolios. The Trustees also took into account that there are various reasons for any such differences in fees, including, but not limited to, the fact that PIMCO may be subject to varying levels of entrepreneurial, legal and regulatory risk and different servicing requirements when PIMCO does not serve as the sponsor of a fund and is not principally responsible for all aspects of a fund’s investment program and operations as compared to when PIMCO serves as investment adviser and sponsor.

The Board considered the Portfolios’ supervisory and administrative fees, comparing them to similar funds managed by other investment advisers in the Broadridge Report. The Board also considered that, as the Portfolios’ business has become increasingly complex and the number of Portfolios has grown over time, PIMCO is responsible for providing a broad array of fund supervision and administrative functions, including, but not limited to: compliance oversight and testing, legal services, risk management, technology, shareholder servicing, reporting, business management and executive leadership. In addition, the Board considered the Trust’s unified fee structure, under which the Trust pays for the supervisory and administrative services it requires for one set fee for each Portfolio. In return for this unified fee, PIMCO provides or procures supervisory and administrative services and bears the costs of various third party services required by the Portfolios, including audit, custodial, portfolio accounting, ordinary legal, transfer agency, sub-accounting and printing costs. The Board further considered that many other funds pay for comparable services separately, and thus it is difficult to directly compare the Trust’s unified supervisory and administrative fees with the fees paid by other funds for administrative services alone. The Board also considered that the unified supervisory and administrative fee leads to Portfolio fees that are fixed over the contract period, rather than variable. The Board noted that, although the unified fee structure does not have breakpoints, it inherently reflects certain economies of scale by fixing the absolute level of Portfolio fees at competitive levels over the contract period even if the Portfolios’ operating costs rise, such as when assets remain flat or decrease. Other factors the Board considered in assessing the unified fee include PIMCO’s approach of pricing Portfolios at scale at inception and reinvesting in other important areas of the business that support the Portfolios. The Board considered historical advisory and/or supervisory and administrative (as may be applicable) fee reductions implemented for different Portfolios and classes, noting that the unified fee can be increased or decreased in subsequent contractual periods with Board approval and is subject to the periodic reviews discussed above. The Board noted that, with few exceptions, PIMCO has generally maintained Portfolio fees at the same level as implemented when the unified fee was adopted, and has reduced fees for a number of Portfolios in prior years. The Board concluded that the Portfolios’ supervisory and administrative fees were reasonable in relation to the value of the services provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Supervision and Administration Agreement represent, in effect, a cap on overall Portfolio fees during the contractual period, which is beneficial to the Portfolios and their shareholders.

The Board considered the Portfolios’ total expense ratios and discussed with PIMCO certain Portfolios and/or classes of Portfolios that had

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Approval of Investment Advisory Contract and Other Agreements (N-CSR Item 11)	(Cont.)

above median total expense ratios. Upon comparing the Portfolios’ total expense ratios to other funds in the “Peer Groups” provided by the Broadridge Report, where appropriate, the Board found total expense ratios of each Portfolio to be reasonable.

The Trustees also considered the advisory fees charged to the Portfolios that invest in other investment companies or operate as funds of funds (the “Funds of Funds”) and the advisory services provided in exchange for such fees. The Trustees determined that such services were in addition to the advisory services provided to the underlying funds in which the Funds of Funds may invest and, therefore, such services were not duplicative of the advisory services provided to the underlying funds. The Board also considered the various fee waiver agreements in place for the Funds of Funds. The Board noted that PIMCO is continuing waivers for these Funds of Funds, as well as for certain other Portfolios of the Trust.

Based on the information presented by PIMCO, Research Affiliates and Broadridge, members of the Board determined, in the exercise of their business judgment, that the level of the advisory fees and supervisory and administrative fees charged by PIMCO under the Agreements and the Subsidiary Agreements, the fees charged by Research Affiliates under the Asset Allocation Agreement, and the total expense ratios of each Portfolio, are reasonable.

5. ADVISER COSTS, LEVEL OF PROFITS AND ECONOMIES OF SCALE

The Board reviewed information regarding PIMCO’s costs of providing services to, as well as the resulting level of profits from, the Portfolios. To the extent applicable, the Board also reviewed information regarding the portion of a Portfolio’s advisory fee retained by PIMCO, following the payment of sub-advisory fees to Research Affiliates, with respect to the Portfolios. Additionally, the Board discussed PIMCO’s pre- and post-distribution profit margin ranges with respect to the Portfolios, as compared to the prior year. The Board also noted that it had received information regarding the structure and manner in which PIMCO’s investment professionals were compensated, and PIMCO’s view of the relationship of such compensation to the recruitment and retention of quality personnel. The Board considered PIMCO’s investment in global infrastructure, technology capabilities, risk management processes and qualified personnel to reinforce existing services, offer new services, and accommodate changing regulatory requirements.

The Board considered the existence of any economies of scale and noted that, to the extent that PIMCO achieves economies of scale in managing the Portfolios, PIMCO shares the benefits of such economies of scale, if any, with the Portfolios and their shareholders in a number of ways, including investing in portfolio and trade operations management, firm technology, middle and back office support, legal and compliance, and fund administration logistics; senior management supervision, governance and oversight of those services; and through fee reductions or waivers, the pricing of Portfolios to scale from inception and the enhancement of services provided to the Portfolios in return for fees paid. The Board considered that the Portfolios’ unified fee rates had been set competitively and/or priced to scale from inception, had been held steady during the contractual period at that scaled competitive rate for most Portfolios as assets grew, or as assets declined in the case of some Portfolios, and continued to be competitive compared with peers. The Board also considered that the unified fee is a transparent means of informing a Portfolio’s shareholders of the fees associated with the Portfolio, and that the Portfolio bears certain expenses that are not covered by the advisory fee or the unified fee. The Board further considered the challenges that arise when managing large funds, which can result in certain “diseconomies” of scale and noted that PIMCO has continued to reinvest in many areas of the business to support the Portfolios.

The Trustees considered that the unified fee has provided inherent economies of scale because a Portfolio maintains competitive fixed fees over the annual contract period even if the particular Portfolio’s assets decline and/or operating costs rise. The Trustees further considered that, in contrast, breakpoints may be a proxy for charging higher fees on lower asset levels and that when a fund’s assets decline, breakpoints may reverse, which causes expense ratios to increase. The Trustees also considered that, unlike the Portfolios’ unified fee structure, funds with “pass through” expense structures may experience increased expense ratios when fixed dollar fees are charged against declining fund assets. The Trustees also reviewed materials demonstrating the benefits of the unified fee to shareholders during market downturns and/or periods of high volatility. In addition, the Trustees considered that the unified fee protects shareholders from a rise in administrative and operating costs that may result from, among other things, PIMCO’s investments in various business enhancements and infrastructure, including those referenced above. The Trustees noted that PIMCO’s investments in these areas are extensive.

The Board concluded that the Portfolios’ cost structures were reasonable and that PIMCO is appropriately sharing economies of scale, if any, through the Portfolios’ unified fee structure, generally pricing Portfolios to scale at inception and reinvesting in its business to provide enhanced and expanded services to the Portfolios and their shareholders.

6. ANCILLARY BENEFITS

The Board considered other benefits realized by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust. Such benefits may include possible ancillary benefits to PIMCO’s institutional investment

50	PIMCO VARIABLE INSURANCE TRUST

(Unaudited)

management business due to the reputation and market penetration of the Trust or third party service providers’ relationship-level fee concessions, which decrease fees paid by PIMCO. Such benefits also include ancillary benefits to PIMCO or its employees related to service or rate offers in financial firms’ other business lines, which can result in PIMCO or its employees having access to more favorable products or rates. The Board also considered that affiliates of PIMCO provide distribution and/or shareholder services to the Portfolios and their shareholders, for which they may be compensated through distribution and servicing fees paid pursuant to the Portfolios’ Rule 12b-1 plans or otherwise. In addition, the Board considered that PIMCO may benefit indirectly from its use of the HUB technology platform, a joint venture between PIMCO, Man Group, S&P Global, Microsoft and State Street, and its recent strategic managed service arrangement with a third-party consultant. The Board noted that, while PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Portfolios, it has adopted a policy not to enter into contractual soft dollar arrangements.

7. CONCLUSIONS

Based on their review, including the comprehensive consideration and evaluation of each of the broad factors and information summarized above, the Independent Trustees and the Board as a whole concluded that the nature, extent and quality of the services rendered to the Portfolios by PIMCO and Research Affiliates supported the renewal of the Agreements and the Subsidiary Agreements. The Independent Trustees and the Board as a whole concluded that the Agreements and the Subsidiary Agreements continued to be fair and reasonable to the Portfolios and their shareholders, that the fees charged under the Investment Advisory Contract, Supervision and Administration Agreement and the Subsidiary Agreements and the fees charged by Research Affiliates under the Asset Allocation Agreement on behalf of the Portfolios were fair and reasonable in light of the services provided, and that the renewal of the Agreements and the Subsidiary Agreements was in the best interests of the Portfolios and their shareholders.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	51

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank & Trust Co.

2323 Grand Boulevard, 5th Floor

Kansas City, MO 64108

Transfer Agent

SS&C Global Investor & Distribution Solutions, Inc.

80 Lamberton Road

Windsor, CT 06095

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Variable Insurance Trust.

pimco.com/pvit

PVITHIGHYIELDFSTMAR_123125

PIMCO VARIABLE INSURANCE TRUST

Annual Financial and Other Information

December 31, 2025

PIMCO Income Portfolio

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. (The variable product prospectus may be obtained by contacting your Investment Consultant.)

Important Information About the PIMCO Income Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company that includes the PIMCO Income Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed income securities and other instruments held by the Portfolio are likely to decrease in value. A wide variety of factors can cause interest rates or yields of U.S. Treasury securities (or yields of other types of bonds) to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Portfolio management will anticipate such movement accurately. The Portfolio may experience losses as a result of movements in interest rates.

Changing interest rates may have unpredictable effects on markets, which may detract from Portfolio performance. The interest rate environment has fluctuated in recent years, moving from historically low interest rates in 2020 and 2021 to high interest rates in 2022 and 2023 as a result of the U.S. Federal Reserve (the “Fed”) raising interest rates multiple times in efforts to combat inflation. Starting in late 2024 and again in 2025, the Fed lowered interest rates. It is uncertain whether rates will remain steady, increase or decrease in the future. As such, the Portfolio may face a heightened level of risk associated with changing interest rates and/or bond yields. This could be driven by a variety of factors, including but not limited to central bank monetary policies, changing inflation or real growth rates, general economic conditions, increasing bond issuances or reduced market demand for certain types of bonds or bonds generally. Further, while bond markets have steadily grown over the past three decades, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets”.

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than funds or securities with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets, or negatively impact the Portfolio’s performance or cause the Portfolio to incur losses. As a result, the Portfolio may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of the Portfolio.

The Portfolio may be subject to various risks as described in the Portfolio’s prospectus and in the Principal and Other Risks note in the Notes to Financial Statements.

Classifications of the Portfolio’s portfolio holdings in this report are made according to financial reporting standards. The classification of a particular portfolio holding as shown in the Schedule of Investments section of this report may differ from the classification used for the Portfolio’s compliance calculations, including those used in the Portfolio’s prospectus, investment objectives, regulatory and other investment limitations and policies, which may be based on different asset class, sector or geographical classifications. The Portfolio is separately monitored for compliance with respect to prospectus and regulatory requirements.

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

In February 2022, Russia launched an invasion of Ukraine. As a result, Russia and other countries, persons and entities that provided material aid to Russia’s aggression against Ukraine, have been the subject of economic sanctions and import and export controls imposed by countries throughout the world, including the United States. Such measures, including the United States’ enforcement of sanctions or other similar measures on various Russian entities and persons, and the Russian government’s response, have had and may continue to have an adverse effect on the Russian, Belarusian and other securities, instruments and economies, which may, in turn, negatively impact the Portfolio. The extent, duration and impact of Russia’s military action in Ukraine, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional, European and global economies and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors. Further, the Portfolio may have investments in securities and instruments that are economically tied to the region and may have been negatively impacted by the sanctions and counter-sanctions by Russia, including declines in value and reductions in liquidity. The sanctions may cause the Portfolio to sell portfolio holdings at a disadvantageous time or price or to continue to hold investments that the Portfolio may no longer seek to hold.

The United States’ enforcement of restrictions on U.S. investments in certain issuers and tariffs on goods from certain other countries has contributed to and may continue to contribute to international trade tensions and may impact portfolio securities. The U.S. government has indicated an intent to alter its approach to international trade policy, including in some cases renegotiating, modifying or terminating certain

2	PIMCO VARIABLE INSURANCE TRUST

bilateral or multi-lateral trade arrangements with foreign countries, and it has proposed to take and/or taken related actions, including the imposition of or stated potential imposition of a broad range of tariffs. The imposition of tariffs, trade restrictions, currency restrictions or similar actions (or retaliatory measures taken in response) could lead to, for example, price volatility, reduced market sentiment, and changes in inflation expectations. These and other geopolitical events may contribute to increased instability in the U.S. and global economies and markets, which may have an adverse effect on the performance of the Portfolio and its investments.

Increased volatility in the U.S. and global markets could be harmful to the Portfolio, issuers in which it invests and other market participants and Portfolio service providers. For example, if a bank at which the Portfolio or issuer has an account fails, any cash or other assets in bank or custody accounts, which may be substantial in size, could be temporarily inaccessible or permanently lost by the Portfolio or issuer. If a bank that provides a subscription line credit facility, asset-based facility, other credit facility and/or other services to an issuer or to a fund fails, the issuer or fund could be unable to draw funds under its credit facilities or obtain replacement credit facilities or other services from other lending institutions with similar terms.

Issuers in which the Portfolio may invest can be affected by volatility in the banking sector. Even if banks used by issuers in which the Portfolio invests remain solvent, volatility in the banking sector could contribute to, cause or intensify an economic recession, increase the costs of capital and banking services or result in the issuers being unable to obtain or refinance indebtedness at all or on as favorable terms as could otherwise have been obtained. Potential impacts to the Portfolio and issuers resulting from volatility in the banking sector and accompanying market conditions and potential legislative or regulatory responses are uncertain. Such conditions and responses, as well as a changing interest rate environment, can contribute to decreased market liquidity and erode the value of certain holdings. Market volatility and uncertainty and/or a downturn in market and economic and financial conditions, as a result of developments in the banking sector or otherwise (including as a result of delayed access to cash or credit facilities), could have an adverse impact on the Portfolio and issuers in which it invests.

The following table discloses the inception dates of the Portfolio and its respective share classes along with the Portfolio’s diversification status as of period end:

Portfolio Name	Portfolio Inception	Institutional Class	Class M	Administrative Class	Advisor Class	Diversification Status
PIMCO Income Portfolio	04/29/16	04/29/16	—	04/29/16	04/29/16	Diversified

An investment in the Portfolio is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Portfolio. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither this Portfolio’s prospectus nor summary prospectus, the Trust’s Statement of Additional Information (“SAI”), any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or the Portfolio creates a contract between or among any shareholder of the Portfolio, on the one hand, and the Trust, the Portfolio, a service provider to the Trust or the Portfolio, and/or the Trustees or officers of the Trust, on the other hand. The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend the most recent prospectus or use a new prospectus, summary prospectus or SAI with respect to the Portfolio or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or the Portfolio is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to the Portfolio, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current prospectus or SAI.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Portfolio’s website at www.pimco.com/pvit, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	3

Important Information About the PIMCO Income Portfolio	(Cont.)

The Portfolio files portfolio holdings information with the SEC on Form N-PORT within 60 days of the end of each fiscal quarter. The Portfolio’s complete schedule of securities holdings as of the end of each fiscal quarter will be made available to the public on the SEC’s website at www.sec.gov and on PIMCO’s website at www.pimco.com/pvit, and will be made available, upon request, by calling PIMCO at (888) 87-PIMCO. In August 2024, the SEC adopted amendments to Form N-PORT requiring funds to file Form N-PORT reports on a monthly basis and within 30 days of month end, with each report being made public 60 days after month end. On April 16, 2025, the SEC extended the compliance date for Form N-PORT amendments and fund groups with $1 billion or more in net assets will be required to comply with the amendments for reports filed on or after November 17, 2027.

Paper copies of the Portfolio’s shareholder reports are required to be provided free of charge by the Portfolio, the insurance company or financial intermediary upon request.

In September 2023, the SEC adopted amendments to Rule 35d-1 under the Investment Company Act of 1940, as amended, the rule governing fund naming conventions (the “Names Rule”). In general, the Names

Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. Changes to a fund’s calculation methodology for derivatives instruments for purposes of Rule 35d-1 consistent with such amendments and applicable regulatory interpretations thereof will not constitute a change to a fund’s policy adopted pursuant to Rule 35d-1 and will not require notice or shareholder approval. The amendments became effective on December 11, 2023. On March 14, 2025, the SEC extended the compliance date from December 11, 2025 to June 11, 2026 for fund groups with $1 billion or more in net assets and modified the operation of the compliance dates to allow for compliance based on the timing of certain annual disclosure and reporting obligations that are tied to a fund’s fiscal year-end.

4	PIMCO VARIABLE INSURANCE TRUST

(THIS PAGE INTENTIONALLY LEFT BLANK)

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	5

Financial Highlights	PIMCO Income Portfolio

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gain	Total
Institutional Class

12/31/2025	$9.89	$0.52	$0.48	$1.00	$(0.54)	$0.00	$(0.54)

12/31/2024	9.95	0.54	0.00	0.54	(0.60)	0.00	(0.60)

12/31/2023	9.69	0.50	0.29	0.79	(0.53)	0.00	(0.53)

12/31/2022	10.90	0.37	(1.19)	(0.82)	(0.39)	0.00	(0.39)

12/31/2021	11.01	0.38	(0.16)	0.22	(0.33)	0.00	(0.33)
Administrative Class

12/31/2025	9.89	0.51	0.47	0.98	(0.52)	0.00	(0.52)

12/31/2024	9.95	0.53	(0.01)	0.52	(0.58)	0.00	(0.58)

12/31/2023	9.69	0.48	0.30	0.78	(0.52)	0.00	(0.52)

12/31/2022	10.90	0.35	(1.19)	(0.84)	(0.37)	0.00	(0.37)

12/31/2021	11.01	0.33	(0.12)	0.21	(0.32)	0.00	(0.32)
Advisor Class

12/31/2025	9.89	0.49	0.48	0.97	(0.51)	0.00	(0.51)

12/31/2024	9.95	0.52	0.00	0.52	(0.58)	0.00	(0.58)

12/31/2023	9.69	0.46	0.31	0.77	(0.51)	0.00	(0.51)

12/31/2022	10.90	0.34	(1.19)	(0.85)	(0.36)	0.00	(0.36)

12/31/2021	11.01	0.32	(0.12)	0.20	(0.31)	0.00	(0.31)

^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
(a)

Net asset value includes adjustments required by U.S. GAAP. These values, and other performance figures relying on them, such as average annual total return data included in the Portfolio’s prospectus and in any shareholder reports, may differ from net asset values and performance reported elsewhere with respect to the Portfolio.

(b)	Per share amounts based on average number of shares outstanding during the year or period.
(c)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(d)

Total return figures include adjustments required by U.S. GAAP. These values, and other performance figures relying on them, such as average annual total return data included in the Portfolio’s prospectus and in any shareholder reports, may differ from net asset values and performance reported elsewhere with respect to the Portfolio. Additionally, excludes applicable initial sales charges, contingent deferred sales charges and Variable Contract fees or expenses.

6	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses	Expenses Excluding Waivers	Expenses Excluding Interest Expense	Expenses Excluding Interest Expense and Waivers	Net Investment Income (Loss)	Portfolio Turnover Rate

$10.35	10.36%	$101,737	0.77%	0.77%	0.66%	0.66%	5.14%	604%

9.89	5.57	92,169	0.91	0.91	0.65	0.65	5.43	544

9.95	8.41	59,922	0.88	0.88	0.65	0.65	5.11	536

9.69	(7.55)	41,664	0.67	0.67	0.65	0.65	3.67	326

10.90	2.05	46,699	0.67	0.67	0.66	0.66	3.45	329

10.35	10.19	455,963	0.92	0.92	0.81	0.81	5.00	604

9.89	5.41	335,524	1.06	1.06	0.80	0.80	5.28	544

9.95	8.25	239,732	1.03	1.03	0.80	0.80	4.94	536

9.69	(7.69)	204,943	0.82	0.82	0.80	0.80	3.53	326

10.90	1.90	194,511	0.82	0.82	0.81	0.81	2.99	329

10.35	10.08	444,099	1.02	1.02	0.91	0.91	4.89	604

9.89	5.30	399,953	1.16	1.16	0.90	0.90	5.19	544

9.95	8.14	254,563	1.13	1.13	0.90	0.90	4.77	536

9.69	(7.79)	274,211	0.92	0.92	0.90	0.90	3.39	326

10.90	1.80	321,456	0.92	0.92	0.91	0.91	2.90	329

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	7

Statement of Assets and Liabilities	PIMCO Income Portfolio	December 31, 2025

(Amounts in thousands†, except per share amounts)

Assets:

Investments, at value
Investments in securities	$1,616,822
Investments in Affiliates	477
Financial Derivative Instruments
Exchange-traded or centrally cleared	1,265
Over the counter	2,524
Cash	302
Deposits with counterparty	10,443
Foreign currency, at value	4,662
Receivable for investments sold	104
Receivable for TBA investments sold	650,749
Receivable for Portfolio shares sold	295
Interest and/or dividends receivable	7,560
Dividends receivable from Affiliates	9
Total Assets	2,295,212

Liabilities:

Borrowings & Other Financing Transactions
Payable for reverse repurchase agreements	$59,503
Payable for sale-buyback transactions	2,071
Payable for short sales	2,846
Financial Derivative Instruments
Exchange-traded or centrally cleared	874
Over the counter	3,429
Payable for investments purchased	1,365
Payable for investments in Affiliates purchased	9
Payable for TBA investments purchased	1,219,540
Deposits from counterparty	2,861
Payable for Portfolio shares redeemed	162
Accrued investment advisory fees	218
Accrued supervisory and administrative fees	349
Accrued distribution fees	97
Accrued servicing fees	60
Accrued taxes payable	3
Foreign capital gains tax payable	26
Total Liabilities	1,293,413

Commitments and Contingent Liabilities^

Net Assets	$1,001,799

Net Assets Consist of:

Paid in capital	$993,026
Distributable earnings (accumulated loss)	8,773

Net Assets	$1,001,799

Net Assets:

Institutional Class	$101,737

Administrative Class	455,963
Advisor Class	444,099

Shares Issued and Outstanding:

Institutional Class	9,826
Administrative Class	44,035
Advisor Class	42,889

Net Asset Value Per Share Outstanding(a):

Institutional Class	$10.35
Administrative Class	10.35
Advisor Class	10.35

Cost of investments in securities	$1,612,983
Cost of investments in Affiliates	$476
Cost of foreign currency held	$4,646
Proceeds received on short sales	$2,858
Cost or premiums of financial derivative instruments, net	$3,140

†	A zero balance may reflect actual amounts rounding to less than one thousand.
^	See Note 9, Fees and Expenses, in the Notes to Financial Statements for more information.
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Portfolio.

8	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Statement of Operations	PIMCO Income Portfolio

Year Ended December 31, 2025
(Amounts in thousands†)

Investment Income:

Interest, net of foreign taxes*	$53,839
Dividends from Investments in Affiliates	1,654
Miscellaneous income	81
Total Income	55,574

Expenses:

Investment advisory fees	2,353
Supervisory and administrative fees	3,764
Distribution and/or servicing fees - Administrative Class	593
Distribution and/or servicing fees - Advisor Class	1,140
Trustee fees	41
Interest expense	1,001
Miscellaneous expense	9
Total Expenses	8,901
Waiver and/or Reimbursement by PIMCO	(5)
Net Expenses	8,896

Net Investment Income (Loss)	46,678

Net Realized Gain (Loss):

Investments in securities	10,459
Investments in Affiliates	13
Exchange-traded or centrally cleared financial derivative instruments	16,172
Over the counter financial derivative instruments	(3,984)
Foreign currency	86

Net Realized Gain (Loss)	22,746

Net Change in Unrealized Appreciation (Depreciation):

Investments in securities**	35,305
Investments in Affiliates	(1)
Exchange-traded or centrally cleared financial derivative instruments	(7,792)
Over the counter financial derivative instruments	(4,756)
Foreign currency assets and liabilities	102

Net Change in Unrealized Appreciation (Depreciation)	22,858

Net Increase (Decrease) in Net Assets Resulting from Operations	$92,282
* Foreign tax withholdings	$26
** Foreign capital gains tax	$(3)

†	A zero balance may reflect actual amounts rounding to less than one thousand.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	9

Statements of Changes in Net Assets	PIMCO Income Portfolio

(Amounts in thousands†)	Year Ended December 31, 2025	Year Ended December 31, 2024

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$46,678	$35,928
Net realized gain (loss)	22,746	2,620
Net change in unrealized appreciation (depreciation)	22,858	(4,106)

Net Increase (Decrease) in Net Assets Resulting from Operations	92,282	34,442

Distributions to Shareholders:

From net investment income and/or net realized capital gains
Institutional Class	(4,753)	(4,212)
Administrative Class	(20,489)	(16,716)
Advisor Class	(23,190)	(18,980)

Total Distributions(a)	(48,432)	(39,908)

Portfolio Share Transactions:

Net increase (decrease) resulting from Portfolio share transactions*	130,303	278,895

Total Increase (Decrease) in Net Assets	174,153	273,429

Net Assets:

Beginning of year	827,646	554,217
End of year	$1,001,799	$827,646

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

10	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Schedule of Investments	PIMCO Income Portfolio	December 31, 2025

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 161.3%

LOAN PARTICIPATIONS AND ASSIGNMENTS 1.5%

Altice France SA
8.891% - 5.966% (EUR003M + 6.875%) due 05/31/2031 ~	EUR	76	$90
8.891% - 5.966% (TSFR3M + 6.875%) due 05/31/2031 ~		$534	534

Envalior Finance GmbH
9.340% - 5.750% (TSFR3M + 5.500%) due 04/01/2030 ~		1,265	1,182

Envision Healthcare Corp.
11.862% (TSFR3M + 7.875%) due 07/20/2026 «~		676	675
11.862% (TSFR3M + 7.875%) due 11/03/2028 «~		4,578	4,715

Jane Street Group LLC
5.822% - 9.234% (TSFR3M + 2.000%) due 12/15/2031 ~		1,300	1,295

Lealand Finance Co. BV
6.831% - 7.566% (TSFR1M + 3.000%) due 06/30/2027 «~		6	5

Lealand Finance Co. BV (7.830% Cash)
7.830% (TSFR1M + 4.000%) due 12/31/2027 ~		16	13

Mercury Aggregator LP (19.000% PIK)
19.000% due 04/03/2026 «~(a)		168	9

Poseidon Bidco SASU
7.018% - 7.322% (EUR003M + 5.000%) due 03/13/2030 ~	EUR	1,000	425

Softbank Vision Fund II
7.322% - 7.052% (TSFR3M + 3.650%) due 04/25/2029 «~		$2,079	2,088

Syniverse Holdings, Inc.
10.672% (TSFR3M + 7.000%) due 05/13/2027 ~		910	881

TransDigm, Inc.
6.216% - 8.272% (TSFR1M + 2.500%) due 02/28/2031 ~		2,980	2,995

U.S. Renal Care, Inc.
8.831% - 6.034% (TSFR1M + 5.000%) due 06/28/2028 ~		118	111

Westmoreland Coal Co.
8.000% - 6.358% due 03/15/2029 «~		7	3

Total Loan Participations and Assignments (Cost $15,586)			15,021

CORPORATE BONDS & NOTES 13.5%

BANKING & FINANCE 4.8%

Avolon Holdings Funding Ltd.
2.528% due 11/18/2027		865	839

Banca Monte dei Paschi di Siena SpA
1.875% due 01/09/2026	EUR	1,515	1,780

Banco Santander SA
6.607% due 11/07/2028		$2,500	2,670

BPCE SA
6.612% due 10/19/2027 •		1,250	1,274
6.714% due 10/19/2029 •		1,250	1,327

Country Garden Holdings Co. Ltd. (1.000% Cash or 2.500% PIK)
1.000% due 12/31/2032 «(a)		401	24

Credicorp Capital Sociedad Titulizadora SA
9.700% due 03/05/2045	PEN	700	221
10.100% due 12/15/2043		500	162

Credit Suisse AG AT1 Claim		$2,845	839

Deutsche Bank AG
6.720% due 01/18/2029 •		400	419

EPR Properties
4.750% due 12/15/2026		5	5
4.950% due 04/15/2028		10	10

Ford Motor Credit Co. LLC
3.815% due 11/02/2027		2,963	2,919
4.125% due 08/17/2027		260	258
4.271% due 01/09/2027		1,970	1,960

GLP Capital LP/GLP Financing II, Inc.
4.000% due 01/15/2031		1,485	1,427
5.300% due 01/15/2029		66	67

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Intesa Sanpaolo SpA
7.200% due 11/28/2033		$1,300	$1,485

Jane Street Group/JSG Finance, Inc.
6.750% due 05/01/2033		1,300	1,358

Marex Group PLC
5.829% due 05/08/2028		2,600	2,644

Morgan Stanley
0.000% due 04/02/2032 þ(h)		300	220
5.123% due 02/01/2029 •		2,029	2,071

Nationwide Building Society
6.557% due 10/18/2027 •		2,500	2,548

NatWest Group PLC
4.445% due 05/08/2030 •		400	402
5.076% due 01/27/2030 •		200	205
5.516% due 09/30/2028 •		2,200	2,258

Nissan Motor Acceptance Co. LLC
2.000% due 03/09/2026		1,500	1,494
5.625% due 09/29/2028		3,400	3,412
6.125% due 09/30/2030		1,100	1,101

Panama Infrastructure Receivable Purchaser PLC
0.000% due 04/05/2032 (e)		2,525	1,950

Societe Generale SA
6.691% due 01/10/2034 •		2,200	2,397

Starwood Property Trust, Inc.
5.250% due 10/15/2028		5,100	5,156

UBS Group AG
5.959% due 01/12/2034 •		3,224	3,437

			48,339

INDUSTRIALS 6.8%

Altice France SA
4.750% due 10/15/2030	EUR	77	85
6.500% due 10/15/2031		$154	146
9.500% due 11/01/2029		3,847	3,975

American Airlines Pass-Through Trust
3.350% due 04/15/2031		12	12

Bayer U.S. Finance II LLC
4.375% due 12/15/2028		3,100	3,104

Bayer U.S. Finance LLC
6.500% due 11/21/2033		1,840	1,993

Beignet Investor LLC
6.581% due 05/30/2049		21,030	22,237

Boeing Co.
2.196% due 02/04/2026		290	290
2.750% due 02/01/2026		1,000	999
3.250% due 02/01/2028		1,700	1,672
5.150% due 05/01/2030		1,400	1,439
6.259% due 05/01/2027		290	298
6.298% due 05/01/2029		50	53

Carvana Co.
9.000% due 06/01/2030		1,021	1,071
9.000% due 06/01/2031		1,281	1,447

CommonSpirit Health
4.352% due 09/01/2030		250	249
4.975% due 09/01/2035		300	297

CVS Pass-Through Trust
5.789% due 01/10/2026		4	4

DISH DBS Corp.
5.250% due 12/01/2026		2,300	2,232
5.750% due 12/01/2028		2,630	2,584

Energy Transfer LP
4.950% due 05/15/2028		9	9

Essent Group Ltd.
6.250% due 07/01/2029		500	522

Flora Food Management BV
6.875% due 07/02/2029	EUR	500	585

Hyundai Capital America
4.300% due 09/24/2027		$3,900	3,914

Mitchells & Butlers Finance PLC
6.013% due 12/15/2030	GBP	6	8

Nissan Motor Co. Ltd.
4.810% due 09/17/2030		$100	94
8.125% due 07/17/2035		1,200	1,276

Petroleos de Venezuela SA
5.375% due 04/12/2027 ^(b)		385	90
5.500% due 04/12/2037 ^(b)		382	89
6.000% due 11/15/2026 ^(b)		63	15
9.750% due 05/17/2035 ^(b)		100	26

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Petroleos Mexicanos
6.700% due 02/16/2032		$3,081	$3,075

Prosus NV
2.778% due 01/19/2034	EUR	2,456	2,649

Saudi Arabian Oil Co.
4.750% due 06/02/2030		$2,200	2,231

Thames Water Super Senior Issuer PLC
9.750% due 10/10/2027	GBP	162	251

Topaz Solar Farms LLC
4.875% due 09/30/2039		$23	21
5.750% due 09/30/2039		168	169

U.S. Renal Care, Inc.
8.831% due 06/28/2028		13	11

United Airlines Pass-Through Trust
5.875% due 04/15/2029		1,179	1,210

Venture Global Calcasieu Pass LLC
3.875% due 08/15/2029		1,500	1,407

Venture Global LNG, Inc.
7.000% due 01/15/2030		2,160	2,080
9.875% due 02/01/2032		1,400	1,447

Venture Global Plaquemines LNG LLC
6.500% due 01/15/2034		3,050	3,126

			68,492

UTILITIES 1.9%

Edison International
6.250% due 03/15/2030		200	209

Enel Finance International NV
4.375% due 09/30/2030		2,500	2,491

Gazprom PJSC via Gaz Finance PLC
2.950% due 01/27/2029		1,500	1,088

Pacific Gas & Electric Co.
3.150% due 01/01/2026		2,072	2,072
3.250% due 06/01/2031		3,395	3,165
3.300% due 03/15/2027		90	89
3.300% due 12/01/2027		5,600	5,517
4.200% due 03/01/2029		1,100	1,094
4.550% due 07/01/2030		1,259	1,254

Southern California Edison Co.
2.750% due 02/01/2032		100	89
5.950% due 11/01/2032		1,500	1,588

			18,656

Total Corporate Bonds & Notes (Cost $132,073)			135,487

CONVERTIBLE BONDS & NOTES 0.0%

BANKING & FINANCE 0.0%

Country Garden Holdings Co. Ltd.
0.000% due 12/31/2031 «(e)		814	106

Total Convertible Bonds & Notes (Cost $106)			106

MUNICIPAL BONDS & NOTES 0.0%

ILLINOIS 0.0%

Illinois State General Obligation Bonds, (BABs), Series 2010
6.630% due 02/01/2035		31	32
6.725% due 04/01/2035		8	8
7.350% due 07/01/2035		7	8

Total Municipal Bonds & Notes (Cost $47)			48

U.S. GOVERNMENT AGENCIES 62.2%

Federal Home Loan Mortgage Corp.
3.000% due 06/01/2046 - 01/01/2049		1,805	1,634
4.000% due 08/01/2042 - 07/01/2050		424	418
5.000% due 07/01/2054		929	928
5.500% due 01/01/2053		279	284
6.000% due 10/01/2053		69	71
6.500% due 10/01/2053 - 02/01/2055		18,938	19,692
7.000% due 02/01/2054 - 06/01/2055		1,011	1,064

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	11

Schedule of Investments	PIMCO Income Portfolio	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Federal National Mortgage Association
3.000% due 08/01/2027 - 02/01/2034	$125	$122
4.000% due 08/01/2042 - 06/01/2049	1,703	1,648
4.500% due 10/01/2050 - 07/01/2053	1,631	1,611
5.000% due 09/01/2053 - 07/01/2054	421	421
5.500% due 11/01/2052 - 01/01/2053	640	652
6.000% due 11/01/2052 - 09/01/2054	7,862	8,099
6.500% due 10/01/2053 - 12/01/2053	4,327	4,506

Government National Mortgage Association
2.500% due 04/20/2052	366	316
3.500% due 10/20/2052 - 10/20/2054	3,124	2,849
4.500% due 12/20/2053	277	271
5.500% due 07/20/2053 - 08/20/2053	2,440	2,481
6.500% due 12/20/2054 - 05/20/2055	1,049	1,086

Government National Mortgage Association REMICS
7.132% due 09/20/2066 ~	72	74

Government National Mortgage Association, TBA
3.000% due 01/01/2056	2,000	1,797
3.500% due 02/01/2056	800	728
4.000% due 02/01/2056	2,600	2,456
4.500% due 01/01/2056 - 02/01/2056	7,900	7,691
5.000% due 01/01/2056	5,200	5,189
5.500% due 01/01/2056	3,900	3,938
6.000% due 01/01/2056 - 02/01/2056	22,500	22,917
6.500% due 01/01/2056 - 02/01/2056	17,100	17,661

Uniform Mortgage-Backed Security, TBA
3.000% due 01/01/2041 - 02/01/2056	10,800	9,570
3.500% due 02/01/2056	4,000	3,686
4.000% due 02/01/2056	43,300	41,050
4.500% due 02/01/2056	11,100	10,827
5.000% due 02/01/2056	129,660	129,189
5.500% due 02/01/2056	13,000	13,171
6.000% due 02/01/2056 - 03/01/2056	166,230	170,601
6.500% due 02/01/2056 - 03/01/2056	128,650	133,810

Total U.S. Government Agencies (Cost $620,506)		622,508

U.S. TREASURY OBLIGATIONS 13.3%

U.S. Treasury Bonds
2.875% due 11/15/2046	1,400	1,034
3.000% due 08/15/2048	10	7
3.000% due 02/15/2049	500	368
4.250% due 08/15/2054	1,600	1,447
4.375% due 08/15/2043	1,600	1,529
4.500% due 11/15/2054	9,000	8,492
4.625% due 05/15/2054 (i)(m)	5,800	5,588
4.875% due 08/15/2045 (i)	583	589

U.S. Treasury Inflation Protected Securities (f)
0.125% due 02/15/2051	2,001	1,082
0.250% due 02/15/2050	760	438
0.750% due 02/15/2042	144	112
0.750% due 02/15/2045	830	606
0.875% due 02/15/2047	944	682
1.000% due 02/15/2046	275	208
1.000% due 02/15/2048	924	676
1.000% due 02/15/2049	2,200	1,584
1.375% due 02/15/2044	140	117
1.500% due 02/15/2053	1,314	1,026
0.125% due 04/15/2026	9,560	9,477
0.125% due 01/15/2031	125	117
0.125% due 07/15/2031	3,341	3,096
0.125% due 01/15/2032	352	322
0.250% due 07/15/2029	3,974	3,830
0.375% due 01/15/2027	228	225
0.375% due 07/15/2027	67	66
0.625% due 07/15/2032	4,707	4,417
0.750% due 07/15/2028 (k)	922	911
0.875% due 01/15/2029 (k)	2,433	2,396
1.125% due 01/15/2033	328	315
1.375% due 07/15/2033	11,793	11,499

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.625% due 04/15/2030		$1,943	$1,954
1.750% due 01/15/2034		4,661	4,636
1.875% due 07/15/2034 (i)		19,404	19,489

U.S. Treasury Notes
0.375% due 09/30/2027 (m)		340	322
0.500% due 10/31/2027 (m)		300	284
0.625% due 11/30/2027 (i)(k)(m)		4,140	3,924
0.625% due 12/31/2027 (k)(m)		1,750	1,655
0.750% due 01/31/2028 (k)(m)		1,600	1,513
2.625% due 01/31/2026 (k)		3,405	3,402
4.000% due 07/31/2032 (i)		19,300	19,404
4.250% due 08/15/2035 (i)		955	962
4.500% due 04/15/2027 (i)		13,300	13,466

Total U.S. Treasury Obligations (Cost $139,282)			133,267

NON-AGENCY MORTGAGE-BACKED SECURITIES 23.4%

AG Trust
5.766% due 08/15/2041 •		1,711	1,722

American Home Mortgage Investment Trust
7.100% due 06/25/2036 þ		6,155	839

Avon Finance
4.642% due 12/28/2049 •	GBP	3,136	4,233

BBCCRE Trust
3.966% due 08/10/2033		$4,100	3,826

Bear Stearns ALT-A Trust
4.166% due 06/25/2046 •		2,763	2,558

Bridgegate Funding PLC
6.191% due 10/16/2062 •	GBP	8,737	11,815

Chase Home Lending Mortgage Trust
3.250% due 09/25/2064 ~		$6,690	5,988
3.500% due 06/25/2062 ~		4,036	3,739

Chase Mortgage Finance Trust
4.380% due 12/25/2035 ~		66	63

CIM Trust
4.750% due 06/25/2064 ~		2,873	2,860
5.000% due 05/25/2062 ~		3,280	3,280

CitiMortgage Alternative Loan Trust
6.000% due 03/25/2037 •		1,096	986

COMM Mortgage Trust
3.140% due 10/10/2036		4,100	3,920

Countrywide Alternative Loan Trust
4.166% due 11/25/2036 •		3,268	3,103
6.500% due 09/25/2037		8,478	2,969

Cross Mortgage Trust
5.549% due 12/25/2069 ~		4,519	4,556

CSMC Mortgage-Backed Trust
5.750% due 03/25/2037		8,681	4,517

CSMC Trust
3.297% due 11/30/2037 ~		5,404	4,994
3.375% due 01/25/2060		3,183	2,639

Ellington Financial Mortgage Trust
5.900% due 09/25/2067 þ		3,457	3,463

Eurohome U.K. Mortgages PLC
4.250% due 09/15/2044 •	GBP	2,657	3,563

Eurosail-U.K. PLC
4.851% due 06/13/2045 •		269	362

Grifonas Finance No. 1 PLC
2.344% due 08/28/2039 •	EUR	358	414

GS Mortgage-Backed Securities Trust
3.900% due 09/25/2061 þ		$6,499	6,413

HarborView Mortgage Loan Trust
4.326% due 03/19/2036 •		34	31

JP Morgan Chase Commercial Mortgage Securities Trust
4.597% due 04/15/2037 •		3,757	3,713
7.235% due 10/05/2040		2,600	2,741

JP Morgan Mortgage Trust
5.567% due 09/25/2065 ~		1,829	1,846
5.990% due 07/25/2064 ~		4,557	4,601

Kinbane 2 DAC
3.022% due 08/24/2075 ~	EUR	4,167	4,905

Lugo Funding DAC
3.059% due 05/26/2066 •		2,969	3,495

MASTR Adjustable Rate Mortgages Trust
4.946% due 09/25/2037 •		$10,574	4,086

Merrion Square Residential DAC
3.003% due 03/24/2081 •	EUR	2,381	2,802

MFA Trust
4.250% due 02/25/2066 ~		$3,133	3,016
4.400% due 03/25/2068 þ		3,186	3,166

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Morgan Stanley Capital I Trust
4.865% due 05/15/2036 •		$1,400	$200
6.242% due 12/15/2038 •		2,645	2,364

Morgan Stanley Residential Mortgage Loan Trust
4.963% due 09/25/2070 ~		5,133	5,140
5.530% due 05/25/2070 ~		4,824	4,861

PRET LLC
5.249% due 10/25/2055		5,048	5,050

PRET Trust
4.000% due 03/25/2065 þ		4,991	4,904

PRKCM Trust
5.101% due 10/25/2060 þ		5,120	5,133

PRPM LLC
3.750% due 03/25/2054 þ		2,402	2,368
4.500% due 02/25/2055 þ		845	842
4.839% due 10/25/2055 þ		4,978	4,985
5.385% due 10/25/2030 þ		4,756	4,767
5.897% due 12/25/2029 þ		3,367	3,373
6.179% due 06/25/2030 þ		4,163	4,174

PRPM Trust
5.674% due 12/26/2069 þ		2,713	2,734
6.327% due 06/25/2069 þ		2,295	2,326

RBSSP Resecuritization Trust
4.146% due 12/26/2036 ~		336	319

RCKT Mortgage Trust
5.158% due 10/25/2044 þ		5,310	5,331
5.846% due 08/25/2044 þ		2,318	2,343

RCO X Mortgage LLC
5.418% due 10/25/2030 þ		5,277	5,228

Sequoia Mortgage Trust
5.061% due 10/25/2055 ~		4,567	4,583

SFO Commercial Mortgage Trust
6.764% due 05/15/2038 •		2,400	2,384

Towd Point Mortgage Funding—Granite 6 PLC
4.856% due 07/20/2053 •	GBP	1,680	2,267

Towd Point Mortgage Funding 3 PLC
5.248% due 02/20/2054 •		3,915	5,296

Towd Point Mortgage Trust
2.900% due 10/25/2059 ~		$1,823	1,761
4.606% due 10/25/2064 ~		4,086	4,103
5.033% due 07/25/2065 ~		5,275	5,330

Verus Securitization Trust
5.799% due 07/25/2069 þ		4,843	4,887
6.259% due 12/25/2068 þ		1,343	1,356

WaMu Mortgage Pass-Through Certificates Trust
5.099% due 01/25/2046 •		10,491	9,525
5.778% due 03/25/2033 ~		29	29

Washington Mutual Mortgage Pass-Through Certificates Trust
4.879% due 10/25/2046 •		1,694	1,549

Wells Fargo Commercial Mortgage Trust
5.343% due 10/15/2042 •		5,100	5,115

WSTN Trust
6.297% due 07/05/2037 ~		2,500	2,547

Total Non-Agency Mortgage-Backed Securities (Cost $235,790)			234,398

ASSET-BACKED SECURITIES 36.7%

AUTOMOBILE ABS OTHER 0.5%

Golden Bar Securitisation SRL
3.085% due 09/22/2043 •	EUR	2,377	2,811

Santander Bank Auto Credit-Linked Notes
4.965% due 01/18/2033		$1,777	1,790

			4,601

AUTOMOBILE SEQUENTIAL 1.6%

Carvana Auto Receivables Trust
5.050% due 04/10/2029		4,228	4,249

Chase Auto Owner Trust
5.250% due 09/27/2027		265	265

First Investors Auto Owner Trust
6.440% due 10/16/2028		471	475

Flagship Credit Auto Trust
5.640% due 03/15/2028		547	548

GLS Auto Receivables Issuer Trust
4.760% due 10/15/2027		565	565

GLS Auto Select Receivables Trust
6.370% due 06/15/2028		354	356

12	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

December 31, 2025

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Oscar U.S. Funding XIII LLC
1.270% due 09/11/2028	$1,069	$1,038

Research-Driven Pagaya Motor Asset Trust
7.130% due 01/26/2032	1,572	1,575

SCCU Auto Receivables Trust
5.110% due 06/15/2029	3,500	3,524

World Omni Select Auto Trust
4.980% due 02/15/2030	3,500	3,518

		16,113

CMBS OTHER 0.7%

PFP Ltd.
5.610% due 09/17/2039 •	1,860	1,865

Starwood LLC
5.181% due 11/19/2042 •	5,400	5,410

		7,275

HOME EQUITY OTHER 14.9%

ABFC Trust
4.126% due 11/25/2036 •	3,345	2,001

Aegis Asset-Backed Securities Trust
4.186% due 01/25/2037 •	2,892	2,212

Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates
5.676% due 12/25/2034 •	766	705

Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
4.941% due 09/25/2034 •	1,815	1,723

Argent Securities Trust
4.326% due 07/25/2036 •	13,354	3,612

Asset-Backed Securities Corp. Home Equity Loan Trust
4.821% due 06/25/2035 •	11,000	9,842

Bear Stearns Asset-Backed Securities I Trust
5.721% due 12/25/2034 •	5,397	5,470

Citigroup Mortgage Loan Trust, Inc.
4.106% due 03/25/2037 •	14	13
4.166% due 12/25/2036 •	1,195	677
4.366% due 03/25/2036 •	1,509	1,399
4.476% due 02/25/2035 •	1,538	1,456
4.536% due 10/25/2035 •	900	851
4.581% due 09/25/2035 •	191	191

Countrywide Asset-Backed Certificates Trust
4.032% due 08/25/2035 •	1,594	1,569
4.126% due 06/25/2035 •	1,004	930
4.126% due 05/25/2037 •	778	751
4.126% due 04/25/2047 •	707	695
4.126% due 06/25/2047 •	727	696
4.221% due 06/25/2037 •	14,334	13,946
4.281% due 01/25/2045 •	946	910
4.286% due 05/25/2037 •	829	807
4.286% due 06/25/2037 •	590	581
4.286% due 06/25/2047 •	365	356
4.491% due 05/25/2036 •	9,800	9,779
4.746% due 02/25/2036 •	6,150	6,083

Fremont Home Loan Trust
4.461% due 11/25/2035 •	2,053	1,917
4.776% due 06/25/2035 •	3,104	2,928

GSAA Home Equity Trust
4.626% due 06/25/2035 •	4,831	4,130

GSAMP Trust
4.491% due 11/25/2035 •	1,848	1,842
4.746% due 11/25/2035 •	1,291	1,275

Home Equity Mortgage Loan Asset-Backed Trust
4.066% due 04/25/2037 •	1,357	1,071
4.446% due 03/25/2036 •	3,555	3,287

HSI Asset Securitization Corp. Trust
3.986% due 12/25/2036 •	827	725
3.986% due 01/25/2037 •	2,215	1,717
3.996% due 12/25/2036 •	2,675	2,410
4.066% due 12/25/2036 •	925	226

IXIS Real Estate Capital Trust
4.146% due 01/25/2037 •	3,504	1,153

Long Beach Mortgage Loan Trust
4.146% due 11/25/2036 •	370	264

MASTR Asset-Backed Securities Trust
4.996% due 08/25/2037 •	1,317	1,170

Merrill Lynch Mortgage Investors Trust
1.631% due 04/25/2047 •	4,279	1,650

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Morgan Stanley ABS Capital I, Inc. Trust
3.916% due 10/25/2036 •		$1,857	$976
3.926% due 11/25/2036 •		3,684	2,184
4.386% due 12/25/2034 •		1,002	967
4.386% due 03/25/2036 •		596	584
4.446% due 12/25/2034 •		754	723

New Century Home Equity Loan Trust
4.776% due 11/25/2034 •		6,715	6,719

Nomura Home Equity Loan, Inc. Home Equity Loan Trust
4.146% due 07/25/2036 •		342	324

NovaStar Mortgage Funding Trust
4.386% due 05/25/2036 •		4,394	4,317

Option One Mortgage Loan Trust
4.066% due 04/25/2037 •		1,013	730
4.386% due 01/25/2036 •		4,278	4,079

RCKT Mortgage Trust
4.795% due 09/25/2055 þ		4,922	4,916
4.966% due 11/25/2055 þ		5,353	5,366

Renaissance Home Equity Loan Trust
5.285% due 01/25/2037 þ		4,629	1,395

Residential Asset Securities Corporation Trust
4.446% due 02/25/2036 •		249	247
4.526% due 05/25/2037 •		68	68
4.551% due 10/25/2035 •		2,000	1,838

Saxon Asset Securities Trust
4.821% due 12/26/2034 •		629	586
5.596% due 12/25/2037 •		605	584

Soundview Home Loan Trust
4.066% due 02/25/2037 •		999	265
4.251% due 12/25/2036 •		1,152	1,133
4.596% due 01/25/2035 •		4,177	3,908
4.821% due 11/25/2035 •		1,905	1,895

Structured Asset Securities Corp.
4.551% due 02/25/2035 •		564	581

Structured Asset Securities Corp. Mortgage Loan Trust
4.371% due 07/25/2036 •		729	709
4.446% due 01/25/2037 •		2,953	2,440
4.846% due 04/25/2031 •		4,114	4,210

Towd Point Mortgage Trust
5.091% due 10/25/2065 þ		5,009	5,031

			149,795

WHOLE LOAN COLLATERAL 2.2%

First Franklin Mortgage Loan Trust
3.966% due 12/25/2036 •		319	306
4.791% due 06/25/2034 •		2,323	2,303

Lehman XS Trust
6.260% due 11/25/2035 þ		6,656	3,040

PRET LLC
5.184% due 11/25/2055 þ		5,192	5,209
5.193% due 10/25/2055 þ		5,028	5,040
5.925% due 10/25/2054 þ		3,384	3,388

Residential Asset Mortgage Products Trust
4.971% due 06/25/2035 •		2,600	2,568

			21,854

OTHER ABS 16.8%

37 Capital CLO II Ltd.
5.195% due 07/15/2034 •		3,600	3,607

Affirm Master Trust
4.450% due 10/16/2034		5,100	5,121

Anchorage Credit Funding 1 Ltd.
3.900% due 07/28/2037		4,134	4,104

Anchorage Credit Funding 10 Ltd.
3.619% due 04/25/2038		4,170	4,105

Anchorage Credit Funding 12 Ltd.
3.177% due 10/25/2038		1,000	981

Anchorage Credit Funding 19 Ltd.
5.036% due 10/25/2040		5,200	5,201

Anchorage Credit Funding 7 Ltd.
4.620% due 04/25/2037		3,295	3,293

Anchorage Credit Funding 8 Ltd.
4.430% due 07/25/2037		4,084	4,075

Anchorage Credit Funding 9 Ltd.
3.793% due 10/25/2037		3,419	3,387

Arbour CLO VII DAC
3.280% due 12/15/2038 •	EUR	3,600	4,240

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Atlas Senior Loan Fund XV Ltd.
5.080% due 10/23/2032 •		$2,390	$2,392

Cairn CLO XI DAC
3.187% due 01/15/2040 •	EUR	4,700	5,529

Centerbridge Credit Funding 1 Ltd.
3.164% due 07/25/2039		$6,450	6,275

Crossroads Asset Trust
4.910% due 02/20/2032		4,513	4,548

Fortress Credit BSL X Ltd.
5.014% due 04/20/2033 •		5,100	5,106

Gallatin CLO VIII Ltd.
5.256% due 07/15/2031 •		140	141

GreenSky Home Improvement Issuer Trust
5.250% due 10/27/2059		553	554
5.320% due 03/25/2060		4,400	4,509

GreenSky Home Improvement Trust
5.880% due 06/25/2059		206	207

Guggenheim CLO Ltd.
5.055% due 01/15/2035 •		2,600	2,597

Invesco Euro CLO III DAC
3.184% due 10/30/2038 •	EUR	3,600	4,232

Invesco Euro CLO XI DAC
3.283% due 10/22/2036 •		4,500	5,293

KKR CLO 33 Ltd.
4.993% due 07/20/2034 •		$5,400	5,401

LCM 31 Ltd.
5.164% due 07/20/2034 •		3,300	3,305

Lendmark Funding Trust
5.530% due 06/21/2032		1,400	1,420

Magnetite XXV Ltd.
5.320% due 01/25/2032 •		1,061	1,062

Nelnet Student Loan Trust
6.118% due 02/20/2041 •		1,160	1,185

Neuberger Berman Loan Advisers Lasalle Street Lending CLO I Ltd.
5.140% due 10/25/2036 •		5,200	5,206

Pagaya AI Debt Grantor Trust
5.092% due 07/15/2032		1,507	1,515
5.183% due 06/15/2032		1,265	1,271

Pagaya AI Debt Selection Trust
6.117% due 12/15/2031		924	931

Pagaya AI Debt Trust
5.373% due 01/17/2033		4,600	4,641

Palmer Square European Loan Funding DAC
3.034% due 05/15/2033 •	EUR	1,452	1,706
3.054% due 05/15/2034 •		2,292	2,691
3.559% due 10/15/2034 •		4,200	4,940

Providus CLO V DAC
3.314% due 11/15/2039 •		4,500	5,293

RCKT Trust
4.480% due 11/27/2034		$4,473	4,479

Reach ABS Trust
5.880% due 07/15/2031		727	730

SLM Private Credit Student Loan Trust
4.315% due 06/15/2039 •		1,220	1,191

SMB Private Education Loan Trust
5.060% due 03/16/2054		3,278	3,322
5.074% due 07/15/2053 •		5,442	5,406
5.240% due 03/15/2056		3,924	3,997
5.434% due 02/16/2055 •		2,419	2,444
5.434% due 03/15/2056 •		4,866	4,918

SoFi Consumer Loan Program Trust
4.240% due 08/25/2035		3,231	3,236

Tesla Sustainable Energy Trust
5.080% due 06/21/2050		3,091	3,106

TIAA CLO IV Ltd.
5.024% due 01/20/2032 •		1,083	1,084

Trysail CLO Ltd.
5.123% due 10/20/2033 •		4,000	4,004

Vibrant CLO XII Ltd.
5.034% due 04/20/2034 •		5,100	5,101

Voya CLO Ltd.
5.223% due 10/17/2032 •		2,092	2,094
5.425% due 04/15/2037 •		3,100	3,115

			168,291

Total Asset-Backed Securities (Cost $366,704)			367,929

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	13

Schedule of Investments	PIMCO Income Portfolio	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SOVEREIGN ISSUES 9.8%

Argentina Bonar Bonds
0.750% due 07/09/2030 þ		$855	$553
4.125% due 07/09/2035 þ		726	516

Argentina Republic Government International Bonds
0.750% due 07/09/2030 þ		454	388
1.000% due 07/09/2029		100	89
3.500% due 07/09/2041 þ		5,071	3,519
4.125% due 07/09/2035 þ		1,080	805
5.000% due 01/09/2038 þ		82	64

Brazil Letras do Tesouro Nacional
0.000% due 04/01/2026 (e)	BRL	80,300	14,175
0.000% due 07/01/2026 (e)		86,600	14,803

Colombia Government International Bonds
5.000% due 09/19/2032	EUR	2,600	2,934

Colombia TES
11.000% due 08/22/2029	COP	6,898,300	1,726
11.750% due 01/24/2035		6,563,900	1,618
12.750% due 11/28/2040		6,956,500	1,806
13.250% due 02/09/2033		6,021,800	1,616

Costa Rica Government International Bonds
5.500% due 11/21/2030	EUR	1,000	1,205

Development Bank of Kazakhstan JSC
18.400% due 10/16/2028	KZT	562,000	1,151

Eagle Funding Luxco SARL
5.500% due 08/17/2030		$5,000	5,099

Israel Government International Bonds
5.375% due 02/19/2030		1,200	1,243

Japan Government Thirty Year Bonds
2.100% due 09/20/2054	JPY	93,400	457
2.300% due 12/20/2054		106,400	546
2.400% due 03/20/2055		25,000	131
3.200% due 09/20/2055		575,800	3,565

Japan Government Twenty Year Bonds
2.400% due 03/20/2045		95,000	561

Kuwait International Government Bonds
4.016% due 10/09/2028		$1,300	1,303

Mexico Bonos
7.500% due 05/26/2033	MXN	2,200	114
7.750% due 05/29/2031		15,600	836
7.750% due 11/23/2034		38,620	1,992
8.500% due 03/01/2029		42,600	2,389
8.500% due 05/31/2029		10,100	566

Mexico Udibonos
3.000% due 12/03/2026 (f)		173	10

Peru Government Bonds
5.350% due 08/12/2040	PEN	100	26
5.400% due 08/12/2034		300	89
6.150% due 08/12/2032		627	201
7.300% due 08/12/2033		8,800	2,988
7.600% due 08/12/2039		3,600	1,171

Peru Government International Bonds
5.400% due 08/12/2034		571	169
6.150% due 08/12/2032		9,710	3,118
6.900% due 08/12/2037		1,966	612
6.950% due 08/12/2031		7,618	2,520

Republic of South Africa Government Bonds
7.000% due 02/28/2031	ZAR	39,400	2,328
8.000% due 01/31/2030		6,700	414
8.500% due 01/31/2037		21,100	1,267
8.875% due 02/28/2035		62,000	3,907
9.000% due 01/31/2040		4,600	279

Romania Government International Bonds
3.750% due 02/07/2034	EUR	760	805
5.125% due 09/24/2031		1,000	1,203
5.250% due 03/10/2030		1,600	1,968
5.250% due 05/30/2032		350	421
5.375% due 06/07/2033		1,200	1,426

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.250% due 09/10/2034	EUR	1,900	$2,346
6.750% due 07/11/2039		1,000	1,226

Russia Foreign Bonds - Eurobond
5.100% due 03/28/2035 «		$400	0
5.250% due 06/23/2047 «		1,600	0
5.625% due 04/04/2042		2,000	1,400

Turkiye Government Bonds
38.324% (BISTREFI + 0.000%) due 09/06/2028 ~	TRY	2,500	58
39.431% (BISTREFI + 0.000%) due 05/20/2026 ~		200	5
39.431% (BISTREFI + 0.000%) due 08/19/2026 ~		200	5
39.431% (BISTREFI + 0.000%) due 05/17/2028 ~		52,000	1,211

Turkiye Government International Bonds
5.250% due 03/13/2030		$600	598
7.625% due 04/26/2029		700	754

Venezuela Government International Bonds
6.000% due 06/25/2035 ^(b)		122	33
7.000% due 03/31/2038 ^(b)		43	13
7.650% due 04/21/2035 ^(b)		105	30
9.250% due 09/15/2027 ^(b)		143	48
9.250% due 05/07/2028 ^(b)		83	26
11.750% due 10/21/2026 ^(b)		10	3
11.950% due 08/05/2031 ^(b)		300	99

Total Sovereign Issues (Cost $92,920)			98,547

		SHARES
COMMON STOCKS 0.2%

COMMUNICATION SERVICES 0.1%

Clear Channel Outdoor Holdings, Inc. (c)		133,771	295

iHeartMedia, Inc. Class A (c)		31,404	131

iHeartMedia, Inc. Class B «(c)		24,427	89

SES SA «(c)		28,556	444

Uniti Group, Inc. (c)		696	5

			964

FINANCIALS 0.0%

Unity Bancorp, Inc. «(c)		2,018	13

XBP Global Holdings, Inc. (c)		247	2

			15

HEALTH CARE 0.1%

AmSurg Corp. «(c)(h)		22,386	1,006

INDUSTRIALS 0.0%

Luxco Co. Ltd. «(c)(h)		10,053	178

Westmoreland Mining Holdings «(c)(h)		237	0

Westmoreland Mining LLC «(c)(h)		749	2

			180

REAL ESTATE 0.0%

Country Garden Holdings Co. Ltd. (c)		3,480	0

Total Common Stocks (Cost $2,780)			2,165

		SHARES	MARKET VALUE (000S)
WARRANTS 0.0%

COMMUNICATION SERVICES 0.0%

Windstream Holdings II LLC - Exp. 08/01/2035 «		393	$3

Total Warrants (Cost $2)			3

PREFERRED SECURITIES 0.2%

BANKING & FINANCE 0.2%

Cooperatieve Rabobank UA
6.500% due 12/29/2049 þ(g)		1,369,650	1,812

Windstream Holdings II LLC «		13	13

Total Preferred Securities (Cost $1,998)			1,825

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 0.5%

NIGERIA TREASURY BILLS 0.4%
31.446% due 06/11/2026 - 06/29/2026 (d)(e)	NGN	6,633,245	4,173

U.S. TREASURY BILLS 0.1%
3.655% due 03/10/2026 - 04/21/2026 (d)(e)(m)		$1,357	1,345

Total Short-Term Instruments (Cost $5,189)			5,518

Total Investments in Securities (Cost $1,612,983)			1,616,822

		SHARES
INVESTMENTS IN AFFILIATES 0.1%

SHORT-TERM INSTRUMENTS 0.1%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.1%

PIMCO Short-Term Floating NAV Portfolio III		48,918	477

Total Short-Term Instruments (Cost $476)			477

Total Investments in Affiliates (Cost $476)			477

Total Investments 161.4% (Cost $1,613,459)			$1,617,299

Financial Derivative Instruments (j)(l) (0.1)% (Cost or Premiums, net $3,140)			(514)

Other Assets and Liabilities, net (61.3)%			(614,986)

Net Assets 100.0%			$1,001,799

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

14	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

December 31, 2025

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Payment in-kind security.
(b)	Security is not accruing income as of the date of this report.
(c)	Security did not produce income within the last twelve months.
(d)	Coupon represents a weighted average yield to maturity.
(e)	Zero coupon security.
(f)	Principal amount of security is adjusted for inflation.
(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(h) RESTRICTED SECURITIES:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
AmSurg Corp.	11/02/2023 - 11/06/2023	$935	$1,006	0.10%
Luxco Co. Ltd.	10/01/2025	177	178	0.02
Morgan Stanley 0.000% due 04/02/2032	02/11/2020	270	220	0.02
Westmoreland Mining Holdings	03/26/2019	1	0	0.00
Westmoreland Mining LLC	06/30/2023 - 02/03/2025	3	2	0.00

		$1,386	$1,406	0.14%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements
NOM	3.920%	12/11/2025	01/08/2026	$(59,360)	$(59,503)

Total Reverse Repurchase Agreements					$(59,503)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate(1)	Borrowing Date	Maturity Date	Amount Borrowed(1)	Payable for Sale-Buyback Transactions(2)
BPS	3.900%	12/23/2025	01/13/2026	$(1,469)	$(1,471)
GSC	3.950	12/18/2025	01/02/2026	(600)	(600)

Total Sale-Buyback Transactions					$(2,071)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (0.3)%
Government National Mortgage Association, TBA	2.500%	01/01/2056	$300	$(261)	$(259)
Uniform Mortgage-Backed Security, TBA	2.000	01/01/2056	3,200	(2,597)	(2,587)

Total Short Sales (0.3)%				$(2,858)	$(2,846)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of December 31, 2025:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions(2)	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(3)
Global/Master Repurchase Agreement
NOM	$0	$(59,503)	$0	$(59,503)	$58,745	$(758)

Master Securities Forward Transaction Agreement
BPS	0	0	(1,471)	(1,471)	1,471	(0)
GSC	0	0	(600)	(600)	588	(12)

Total Borrowings and Other Financing Transactions	$0	$(59,503)	$(2,071)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	15

Schedule of Investments	PIMCO Income Portfolio	(Cont.)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
U.S. Treasury Obligations	$0	$(59,503)	$0	$0	$(59,503)

Total	$0	$(59,503)	$0	$0	$(59,503)

Sale-Buyback Transactions
U.S. Treasury Obligations	0	(2,071)	0	0	(2,071)

Total	$0	$(2,071)	$0	$0	$(2,071)

Total Borrowings	$0	$(61,574)	$0	$0	$(61,574)

Payable for reverse repurchase agreements and sale-buyback financing transactions					$(61,574)

(i)	Securities with an aggregate market value of $60,804 have been pledged as collateral under the terms of the above master agreements as of December 31, 2025.

(1)

The average amount of borrowings outstanding during the period ended December 31, 2025 was $(20,301) at a weighted average interest rate of 4.177%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)	Payable for sale-buyback transactions includes $(2) of deferred price drop.
(3)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(j) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
Australia Government 10-Year Bond March Futures	03/2026	48	$	3,507	$6	$4	$0
Long Guilt March Futures	03/2026	303		37,318	260	66	(28)
U.S. Treasury 2-Year Note March Futures	03/2026	75		15,659	14	0	(5)
U.S. Treasury 5-Year Note March Futures	03/2026	1,134		123,952	(268)	0	(133)
U.S. Treasury 10-Year Note March Futures	03/2026	1,821		204,749	(361)	0	(370)
U.S. Treasury Ultra Long-Term Bond March Futures	03/2026	47		5,546	(69)	0	(18)

					$(418)	$70	$(554)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
3-Month SOFR Active Contract December Futures	03/2026	11	$	(2,649)	$42	$0	$0
3-Month SOFR Active Contract March Futures	06/2026	10		(2,412)	33	0	0
Euro-Bobl March Futures	03/2026	23		(3,140)	24	2	0
Euro-Bund March Futures	03/2026	75		(11,244)	155	20	0
Japan Government 10-Year Bond March Futures	03/2026	1		(845)	6	2	0
U.S. Treasury Long-Term Bond March Futures	03/2026	262		(30,286)	229	58	0
U.S. Ultra Treasury 10-Year Note March Futures	03/2026	167		(19,208)	47	31	0

					$536	$113	$0

Total Futures Contracts					$118	$183	$(554)

16	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

December 31, 2025

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2025(2)	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
										Asset	Liability
Airbus Finance BV	1.000%	Quarterly	06/20/2026	0.079%	EUR	1,800	$51	$(41)	$10	$0	$0
AT&T, Inc.	1.000	Quarterly	06/20/2028	0.414	$	200	(1)	4	3	0	0
Ford Motor Credit Co. LLC	5.000	Quarterly	06/20/2027	0.778		400	21	4	25	0	0
General Electric Co.	1.000	Quarterly	06/20/2026	0.051		2,000	8	1	9	0	0

							$79	$(32)	$47	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
									Asset	Liability
CDX.EM-36 5-Year Index	1.000%	Quarterly	12/20/2026	$	4,324	$(162)	$188	$26	$0	$0
CDX.EM-38 5-Year Index	1.000	Quarterly	12/20/2027		400	(33)	36	3	0	0
CDX.EM-39 5-Year Index	1.000	Quarterly	06/20/2028		100	(7)	8	1	0	0
CDX.EM-40 5-Year Index	1.000	Quarterly	12/20/2028		1,600	(74)	84	10	0	(1)
CDX.EM-41 5-Year Index	1.000	Quarterly	06/20/2029		400	(15)	16	1	0	0
CDX.EM-42 5-Year Index	1.000	Quarterly	12/20/2029		400	(12)	12	0	0	0
CDX.EM-44 5-Year Index	1.000	Quarterly	12/20/2030		300	(7)	4	(3)	0	0
CDX.HY-36 5-Year Index	5.000	Quarterly	06/20/2026		2,496	212	(171)	41	0	0
CDX.HY-37 5-Year Index	5.000	Quarterly	12/20/2026		1,056	58	(22)	36	0	(1)
CDX.HY-40 5-Year Index	5.000	Quarterly	06/20/2028		98	0	7	7	0	0
CDX.HY-43 5-Year Index	5.000	Quarterly	12/20/2029		2,600	188	13	201	0	(2)
CDX.HY-44 5-Year Index	5.000	Quarterly	06/20/2030		800	21	44	65	0	0
CDX.HY-45 5-Year Index	5.000	Quarterly	12/20/2030		19,600	1,494	29	1,523	0	(8)
CDX.IG-45 5-Year Index	1.000	Quarterly	12/20/2030		19,470	437	10	447	0	0
iTraxx Main 44 5-Year Index	1.000	Quarterly	12/20/2030	EUR	5,120	133	8	141	2	0

						$2,233	$266	$2,499	$2	$(12)

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day GBP-SONIO Compounded-OIS	3.750%	Annual	09/17/2030	GBP	37,100	$(139)	$345	$206	$42	$0
Receive	1-Day GBP-SONIO Compounded-OIS	3.700	Annual	03/28/2034		200	(1)	5	4	0	0
Receive	1-Day GBP-SONIO Compounded-OIS	4.000	Annual	09/17/2035		3,100	64	(72)	(8)	0	(4)
Receive	1-Day GBP-SONIO Compounded-OIS	4.500	Annual	09/17/2055		180	9	(11)	(2)	0	(1)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.176	Annual	04/27/2027	JPY	180,000	0	(15)	(15)	0	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.020	Semi-Annual	09/20/2028		430,000	10	94	104	3	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	5.890	Semi-Annual	03/15/2029		4,351,000	210	1,049	1,259	29	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.700	Annual	09/18/2029		2,200,000	29	314	343	16	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.400	Annual	06/15/2032		541,400	2	257	259	7	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	09/18/2034		1,130,000	63	383	446	16	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	1.250	Annual	06/18/2035		192,000	(40)	98	58	3	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.500	Annual	03/15/2042		258,000	69	344	413	3	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.711	Annual	04/27/2042		46,000	0	65	65	1	0
Receive	1-Day USD-SOFR Compounded-OIS	1.600	Annual	01/16/2026	$	8,000	102	118	220	1	0
Receive	1-Day USD-SOFR Compounded-OIS	2.300	Annual	01/17/2026		5,700	1	116	117	1	0
Receive	1-Day USD-SOFR Compounded-OIS	0.940	Semi-Annual	06/08/2026		1,100	0	16	16	0	0
Receive	1-Day USD-SOFR Compounded-OIS	0.500	Semi-Annual	06/16/2026		8,200	76	64	140	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Semi-Annual	06/19/2026		11,200	(915)	968	53	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/21/2026		1,100	0	5	5	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.250	Semi-Annual	12/15/2026		12,400	114	(419)	(305)	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	1.740	Semi-Annual	12/16/2026		400	(18)	26	8	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.570	Semi-Annual	01/11/2027		900	(1)	(20)	(21)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.425	Semi-Annual	01/18/2027		1,000	(2)	(24)	(26)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.350	Semi-Annual	01/20/2027		3,500	(1)	95	94	1	0
Pay	1-Day USD-SOFR Compounded-OIS	1.418	Semi-Annual	01/20/2027		500	0	(13)	(13)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.550	Semi-Annual	01/20/2027		15,500	(36)	(335)	(371)	0	(6)
Pay	1-Day USD-SOFR Compounded-OIS	1.580	Semi-Annual	02/16/2027		1,100	(2)	(23)	(25)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.450	Semi-Annual	02/17/2027		2,600	(1)	65	64	1	0
Pay	1-Day USD-SOFR Compounded-OIS	1.700	Semi-Annual	02/17/2027		10,200	(27)	(186)	(213)	0	(4)
Pay	1-Day USD-SOFR Compounded-OIS	1.573	Annual	02/28/2027		700	(1)	(30)	(31)	0	0

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	17

Schedule of Investments	PIMCO Income Portfolio	(Cont.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day USD-SOFR Compounded-OIS	1.928%	Annual	03/25/2027	$	1,200	$(2)	$(41)	$(43)	$ 0	$(1)
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2027		2,630	88	47	135	1	0
Receive	1-Day USD-SOFR Compounded-OIS	2.450	Annual	10/04/2027		1,790	0	34	34	1	0
Pay	1-Day USD-SOFR Compounded-OIS	2.900	Annual	10/04/2027		5,100	(37)	(14)	(51)	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	2.955	Annual	10/04/2027		1,100	(8)	(2)	(10)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2027		660	47	(30)	17	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	03/10/2028		500	(1)	4	3	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.235	Semi-Annual	05/12/2028		400	(1)	24	23	0	0
Pay	1-Day USD-SOFR Compounded-OIS	0.500	Semi-Annual	06/16/2028		3,213	(130)	(109)	(239)	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	2.250	Semi-Annual	06/20/2028		1,300	(111)	153	42	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/21/2028		29,180	204	(2)	202	23	0
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	09/05/2028		1,100	(8)	20	12	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	1.265	Semi-Annual	09/28/2028		800	(1)	(46)	(47)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.510	Annual	11/30/2028		430	0	(2)	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.515	Annual	11/30/2028		750	0	(3)	(3)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	12/15/2028		3,066	60	(246)	(186)	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/20/2028		14,450	74	(241)	(167)	13	0
Receive	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	01/12/2029		578	0	37	37	1	0
Pay	1-Day USD-SOFR Compounded-OIS	1.700	Semi-Annual	01/12/2029		2,100	(6)	(113)	(119)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	1.518	Semi-Annual	01/20/2029		300	0	(19)	(19)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.630	Semi-Annual	01/26/2029		500	(1)	(28)	(29)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.940	Annual	02/22/2029		1,200	(3)	20	17	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.970	Annual	02/27/2029		400	(1)	7	6	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.300	Annual	02/28/2029		760	0	8	8	1	0
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	03/20/2029		1,100	(35)	5	(30)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2029		4,690	225	220	445	6	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2029		1,866	115	9	124	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2029		14,400	(257)	115	(142)	17	0
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Semi-Annual	12/10/2029		800	(71)	121	50	1	0
Receive	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	12/18/2029		800	(45)	110	65	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029		68,730	(601)	(306)	(907)	90	0
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2029		4,920	467	(210)	257	7	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Semi-Annual	01/15/2030		2,800	(205)	412	207	4	0
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Semi-Annual	02/12/2030		1,600	(145)	245	100	2	0
Pay	1-Day USD-SOFR Compounded-OIS	3.470	Annual	02/22/2030		900	(3)	(1)	(4)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.340	Annual	02/23/2030		800	(3)	(6)	(9)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	03/04/2030		1,400	(3)	(15)	(18)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Semi-Annual	03/10/2030		800	(74)	124	50	1	0
Receive	1-Day USD-SOFR Compounded-OIS	1.430	Semi-Annual	03/17/2030		800	(42)	111	69	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	03/19/2030		12,000	505	(188)	317	17	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.290	Annual	05/31/2030		4,500	1	18	19	7	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.375	Annual	05/31/2030		11,215	11	0	11	16	0
Receive	1-Day USD-SOFR Compounded-OIS	1.250	Semi-Annual	06/17/2030		24,800	(996)	3,536	2,540	40	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2030		910	5	7	12	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2030		16,590	153	249	402	25	0
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/22/2030		1,300	(5)	4	(1)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	08/22/2030		200	(1)	4	3	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2030		20,420	(258)	4	(254)	32	0
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Semi-Annual	12/16/2030		719	4	86	90	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2030		9,680	(188)	59	(129)	16	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2030		4,570	246	(254)	(8)	7	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.500	Annual	03/18/2031		1,520	(5)	2	(3)	3	0
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	03/20/2031		320	(15)	3	(12)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.328	Annual	04/30/2031		550	0	8	8	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.431	Annual	04/30/2031		880	0	7	7	2	0
Receive	1-Day USD-SOFR Compounded-OIS	0.750	Semi-Annual	06/16/2031		4,400	274	390	664	8	0
Pay	1-Day USD-SOFR Compounded-OIS	0.750	Semi-Annual	06/16/2031		6,495	(498)	(484)	(982)	0	(12)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2031		49,300	456	(956)	(500)	84	0
Receive	1-Day USD-SOFR Compounded-OIS	3.300	Annual	06/30/2031		1,790	0	26	26	3	0
Receive	1-Day USD-SOFR Compounded-OIS	1.450	Semi-Annual	07/16/2031		800	(3)	99	96	2	0
Receive	1-Day USD-SOFR Compounded-OIS	1.405	Semi-Annual	09/07/2031		900	(4)	113	109	2	0
Pay	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	10/05/2031		600	(1)	(75)	(76)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	1.535	Semi-Annual	10/15/2031		600	(1)	(74)	(75)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	1.545	Semi-Annual	10/26/2031		400	(1)	(47)	(48)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Semi-Annual	12/15/2031		7,000	(143)	922	779	13	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2031		24,620	(294)	(2)	(296)	43	0
Pay	1-Day USD-SOFR Compounded-OIS	1.735	Semi-Annual	01/12/2032		400	(1)	(45)	(46)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	1.655	Semi-Annual	01/24/2032		500	(1)	(58)	(59)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	1.768	Semi-Annual	02/02/2032		400	(1)	(44)	(45)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	2.000	Semi-Annual	02/18/2032		900	(6)	(82)	(88)	0	(2)

18	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

December 31, 2025

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day USD-SOFR Compounded-OIS	1.730%	Annual	02/24/2032	$	700	$(3)	$(83)	$(86)	$0	$(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	03/19/2032		10,100	393	(142)	251	18	0
Pay	1-Day USD-SOFR Compounded-OIS	1.817	Annual	04/05/2032		2,400	(12)	(266)	(278)	0	(4)
Pay	1-Day USD-SOFR Compounded-OIS	1.872	Annual	04/06/2032		1,200	(6)	(129)	(135)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	05/15/2032		15,070	(15)	(135)	(150)	27	0
Receive	1-Day USD-SOFR Compounded-OIS	2.385	Annual	06/08/2032		300	3	20	23	1	0
Receive	1-Day USD-SOFR Compounded-OIS	1.250	Annual	06/15/2032		1,980	75	222	297	4	0
Pay	1-Day USD-SOFR Compounded-OIS	1.250	Annual	06/15/2032		2,170	(188)	(138)	(326)	0	(4)
Pay	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032		4,010	(173)	(301)	(474)	0	(7)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032		2,108	176	74	250	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2032		1,410	18	15	33	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2032		15,050	(230)	90	(140)	28	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2032		13,520	(231)	102	(129)	25	0
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2032		11,180	1,312	(199)	1,113	22	0
Pay	1-Day USD-SOFR Compounded-OIS	3.400	Annual	02/23/2033		400	(2)	(6)	(8)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.430	Annual	02/27/2033		500	(2)	(7)	(9)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.370	Annual	03/01/2033		400	(2)	(7)	(9)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.405	Annual	03/01/2033		500	(2)	(8)	(10)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.425	Annual	03/01/2033		500	(2)	(8)	(10)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.300	Annual	03/06/2033		500	(2)	(12)	(14)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.450	Annual	03/07/2033		1,000	(4)	(13)	(17)	0	(2)
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	03/18/2033		3,340	(31)	2	(29)	6	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	05/22/2033		45,500	440	146	586	87	0
Pay	1-Day USD-SOFR Compounded-OIS	3.420	Annual	05/24/2033		600	(2)	(9)	(11)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.700	Annual	06/06/2033		19,440	(70)	41	(29)	37	0
Pay	1-Day USD-SOFR Compounded-OIS	3.300	Annual	06/14/2033		1,300	(6)	(29)	(35)	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2033		3,995	60	133	193	8	0
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/21/2033		900	(4)	(7)	(11)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	3.650	Annual	07/10/2033		400	(1)	0	(1)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	07/12/2033		400	(1)	3	2	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.735	Annual	08/07/2033		200	(1)	2	1	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	08/30/2033		1,000	(3)	19	16	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	3.950	Annual	09/13/2033		800	(3)	19	16	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	4.165	Annual	09/27/2033		800	(3)	31	28	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	4.155	Annual	10/02/2033		600	(2)	23	21	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.030	Annual	10/04/2033		800	(3)	24	21	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	4.175	Annual	10/10/2033		400	(1)	15	14	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.150	Annual	10/12/2033		400	(2)	16	14	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.200	Annual	10/18/2033		300	(1)	12	11	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.220	Annual	10/20/2033		400	(1)	17	16	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.230	Annual	10/23/2033		200	(1)	9	8	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.255	Annual	10/23/2033		200	(1)	9	8	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.393	Annual	10/25/2033		200	(1)	11	10	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.435	Annual	11/01/2033		200	(1)	12	11	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.450	Annual	11/01/2033		400	(2)	24	22	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	11/22/2033		400	(2)	(14)	(16)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	4.030	Annual	12/15/2033		400	(2)	(8)	(10)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.950	Annual	12/19/2033		400	(2)	(6)	(8)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2033		1,560	(76)	58	(18)	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.854	Annual	12/29/2033		400	(2)	(3)	(5)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	01/02/2034		200	(1)	1	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.810	Annual	01/02/2034		200	(1)	0	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.684	Annual	01/03/2034		200	(1)	2	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.648	Annual	01/08/2034		400	(2)	5	3	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.670	Annual	01/08/2034		400	(2)	5	3	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.594	Annual	01/09/2034		400	0	5	5	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.600	Annual	01/17/2034		200	(1)	3	2	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.735	Annual	01/23/2034		200	(1)	1	0	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.738	Annual	01/23/2034		100	0	0	0	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.665	Annual	01/24/2034		400	(2)	(1)	(3)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.685	Annual	01/24/2034		400	(2)	0	(2)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.725	Annual	02/07/2034		200	(1)	1	0	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.860	Annual	02/21/2034		800	(4)	11	7	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	3.650	Annual	03/05/2034		400	(2)	(1)	(3)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.710	Annual	03/05/2034		400	(1)	0	(1)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	04/10/2034		400	(1)	6	5	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	04/15/2034		200	(1)	4	3	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.080	Annual	04/17/2034		400	(1)	12	11	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.085	Annual	04/22/2034		400	(2)	13	11	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.150	Annual	04/22/2034		400	(1)	14	13	0	(1)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	19

Schedule of Investments	PIMCO Income Portfolio	(Cont.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day USD-SOFR Compounded-OIS	4.105%	Annual	04/24/2034	$	700	$(2)	$22	$20	$0	$(2)
Pay	1-Day USD-SOFR Compounded-OIS	4.078	Annual	04/29/2034		400	(1)	12	11	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.090	Annual	04/30/2034		1,300	(4)	40	36	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	4.130	Annual	05/03/2034		400	(1)	13	12	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.200	Annual	05/06/2034		700	(2)	27	25	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034		3,290	(92)	95	3	0	(7)
Receive	1-Day USD-SOFR Compounded-OIS	3.994	Annual	07/02/2034		700	(2)	(12)	(14)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	4.060	Annual	07/02/2034		400	(1)	(9)	(10)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.880	Annual	07/10/2034		900	(3)	(7)	(10)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.885	Annual	07/12/2034		700	(2)	(6)	(8)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.850	Annual	08/05/2034		500	(2)	(3)	(5)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.795	Annual	08/06/2034		500	(2)	(1)	(3)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.645	Annual	08/07/2034		500	(2)	5	3	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.715	Annual	08/07/2034		500	(2)	3	1	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.679	Annual	08/13/2034		500	(2)	4	2	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.569	Annual	08/14/2034		500	(2)	8	6	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.586	Annual	08/19/2034		700	(2)	10	8	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.595	Annual	08/19/2034		300	(1)	4	3	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.532	Annual	08/20/2034		500	(2)	10	8	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.550	Annual	08/21/2034		700	(2)	12	10	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.558	Annual	08/21/2034		500	(2)	9	7	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.613	Annual	08/22/2034		500	(2)	6	4	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.555	Annual	08/28/2034		500	(2)	9	7	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.565	Annual	08/28/2034		500	(2)	8	6	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.599	Annual	08/28/2034		500	(2)	7	5	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.600	Annual	08/28/2034		1,000	(4)	14	10	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.605	Annual	08/28/2034		300	(1)	4	3	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.611	Annual	08/28/2034		1,100	(4)	14	10	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.643	Annual	08/28/2034		500	(2)	5	3	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.514	Annual	09/04/2034		1,000	(4)	21	17	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.408	Annual	09/05/2034		200	(1)	6	5	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.410	Annual	09/05/2034		500	(2)	14	12	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.232	Annual	09/10/2034		250	(1)	11	10	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.280	Annual	09/16/2034		800	(3)	31	28	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.231	Annual	09/18/2034		500	(2)	21	19	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.248	Annual	09/18/2034		500	(2)	21	19	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.450	Annual	10/11/2034		500	(2)	(9)	(11)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.375	Annual	10/15/2034		500	(2)	(12)	(14)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.395	Annual	10/17/2034		500	(2)	(11)	(13)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.446	Annual	10/23/2034		500	(1)	(10)	(11)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.463	Annual	10/23/2034		500	(1)	(9)	(10)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.481	Annual	10/29/2034		500	(2)	(7)	(9)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.465	Annual	10/30/2034		1,100	(4)	(18)	(22)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	3.485	Annual	10/30/2034		900	(3)	(14)	(17)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	3.455	Annual	11/01/2034		900	(3)	(16)	(19)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	3.470	Annual	11/01/2034		900	(3)	(15)	(18)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	3.435	Annual	11/05/2034		900	(3)	(17)	(20)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	3.515	Annual	11/06/2034		3,100	(11)	(39)	(50)	0	(7)
Pay	1-Day USD-SOFR Compounded-OIS	3.535	Annual	11/06/2034		1,800	(6)	(20)	(26)	0	(4)
Pay	1-Day USD-SOFR Compounded-OIS	3.860	Annual	11/14/2034		600	(2)	8	6	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.793	Annual	11/19/2034		900	(4)	9	5	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	3.855	Annual	11/19/2034		300	(1)	4	3	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034		210	5	(5)	0	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.840	Annual	01/08/2035		600	(2)	4	2	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.890	Annual	01/08/2035		300	(1)	3	2	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	01/08/2035		600	(2)	7	5	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.880	Annual	01/13/2035		900	(2)	8	6	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	4.013	Annual	01/15/2035		900	(2)	19	17	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	4.071	Annual	01/15/2035		600	(2)	16	14	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.100	Annual	01/21/2035		300	(1)	9	8	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.090	Annual	01/22/2035		600	(2)	17	15	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.890	Annual	03/03/2035		300	(1)	(1)	(2)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.908	Annual	03/04/2035		600	(2)	(4)	(6)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.870	Annual	03/05/2035		300	(1)	(1)	(2)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.874	Annual	03/05/2035		600	(2)	(2)	(4)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.905	Annual	03/12/2035		600	(2)	(4)	(6)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.975	Annual	03/21/2035		1,000	(3)	(12)	(15)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.930	Annual	03/24/2035		1,200	(3)	(11)	(14)	3	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	05/07/2035		1,200	(6)	2	(4)	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2035		900	23	19	42	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.551	Annual	09/17/2035		600	(2)	14	12	1	0

20	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

December 31, 2025

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	1-Day USD-SOFR Compounded-OIS	3.750%	Annual	09/17/2035	$	3,400	$(29)	$40	$11	$8	$0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2035		1,020	(16)	19	3	2	0
Receive	1-Day USD-SOFR Compounded-OIS	1.910	Semi-Annual	10/17/2049		300	(65)	183	118	1	0
Receive	1-Day USD-SOFR Compounded-OIS	1.895	Semi-Annual	10/18/2049		300	(64)	183	119	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.368	Annual	11/15/2049		270	0	34	34	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.464	Annual	11/15/2049		270	0	30	30	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.527	Annual	11/15/2049		140	0	14	14	1	0
Receive	1-Day USD-SOFR Compounded-OIS	2.250	Semi-Annual	12/11/2049		2,200	(658)	1,407	749	6	0
Receive	1-Day USD-SOFR Compounded-OIS	1.625	Semi-Annual	02/03/2050		3,000	(443)	1,751	1,308	7	0
Receive	1-Day USD-SOFR Compounded-OIS	1.875	Semi-Annual	02/07/2050		1,200	(251)	727	476	3	0
Receive	1-Day USD-SOFR Compounded-OIS	2.250	Semi-Annual	03/12/2050		900	(274)	577	303	2	0
Pay	1-Day USD-SOFR Compounded-OIS	1.491	Semi-Annual	01/21/2051		400	(4)	(183)	(187)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	1.250	Semi-Annual	06/16/2051		2,000	373	643	1,016	5	0
Receive	1-Day USD-SOFR Compounded-OIS	1.785	Semi-Annual	08/12/2051		500	(7)	219	212	1	0
Pay	1-Day USD-SOFR Compounded-OIS	2.000	Semi-Annual	12/15/2051		4,000	76	(1,651)	(1,575)	0	(11)
Pay	1-Day USD-SOFR Compounded-OIS	1.815	Semi-Annual	01/24/2052		100	(1)	(41)	(42)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.867	Semi-Annual	01/26/2052		100	(1)	(41)	(42)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.080	Annual	02/23/2053		200	(2)	(36)	(38)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.370	Annual	07/12/2053		300	(2)	(39)	(41)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.300	Annual	11/15/2053		390	(4)	61	57	1	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.975	Annual	11/15/2053		1,000	21	14	35	3	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	4.085	Annual	11/15/2053		3,068	5	48	53	11	0
Pay	1-Day USD-SOFR Compounded-OIS	3.555	Annual	03/05/2054		200	(2)	(20)	(22)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	09/17/2055		3,900	387	63	450	12	0
Pay	1-Year BRL-CDI	9.874	Maturity	01/02/2026	BRL	3,000	0	(33)	(33)	0	0
Pay	1-Year BRL-CDI	9.899	Maturity	01/02/2026		1,500	0	(16)	(16)	0	0
Pay	1-Year BRL-CDI	9.939	Maturity	01/02/2026		2,400	0	(25)	(25)	0	0
Pay	1-Year BRL-CDI	10.052	Maturity	01/02/2026		5,600	0	(57)	(57)	0	0
Pay	1-Year BRL-CDI	10.085	Maturity	01/02/2026		5,600	0	(56)	(56)	0	0
Pay	1-Year BRL-CDI	10.105	Maturity	01/02/2026		5,500	0	(55)	(55)	0	0
Pay	1-Year BRL-CDI	9.998	Maturity	01/04/2027		4,400	0	(66)	(66)	0	0
Pay	1-Year BRL-CDI	10.037	Maturity	01/04/2027		1,100	0	(16)	(16)	0	0
Pay	1-Year BRL-CDI	10.041	Maturity	01/04/2027		4,600	0	(69)	(69)	0	0
Pay	1-Year BRL-CDI	10.072	Maturity	01/04/2027		3,270	0	(41)	(41)	0	0
Pay	1-Year BRL-CDI	10.090	Maturity	01/04/2027		8,600	0	(126)	(126)	0	0
Pay	1-Year BRL-CDI	10.098	Maturity	01/04/2027		9,900	0	(124)	(124)	0	0
Pay	1-Year BRL-CDI	10.138	Maturity	01/04/2027		2,100	0	(30)	(30)	0	0
Pay	1-Year BRL-CDI	10.165	Maturity	01/04/2027		5,020	0	(61)	(61)	0	0
Pay	1-Year BRL-CDI	10.170	Maturity	01/04/2027		8,380	0	(102)	(102)	0	0
Pay	1-Year BRL-CDI	10.183	Maturity	01/04/2027		15,050	0	(183)	(183)	0	0
Pay	1-Year BRL-CDI	10.203	Maturity	01/04/2027		11,730	0	(141)	(141)	0	0
Pay	1-Year BRL-CDI	10.210	Maturity	01/04/2027		1,690	0	(20)	(20)	0	0
Pay	1-Year BRL-CDI	10.256	Maturity	01/04/2027		11,720	0	(139)	(139)	0	0
Pay	1-Year BRL-CDI	10.328	Maturity	01/04/2027		9,670	0	(111)	(111)	0	0
Pay	1-Year BRL-CDI	11.250	Maturity	01/04/2027		800	0	(10)	(10)	0	0
Pay	1-Year BRL-CDI	11.275	Maturity	01/04/2027		400	0	(5)	(5)	0	0
Pay	1-Year BRL-CDI	11.290	Maturity	01/04/2027		400	0	(5)	(5)	0	0
Pay	1-Year BRL-CDI	11.731	Maturity	01/04/2027		200	0	(2)	(2)	0	0
Pay	1-Year BRL-CDI	11.746	Maturity	01/04/2027		900	0	(8)	(8)	0	0
Pay	1-Year BRL-CDI	11.901	Maturity	01/04/2027		2,200	0	(18)	(18)	0	0
Pay	1-Year BRL-CDI	13.927	Maturity	01/04/2027		16,300	1	(15)	(14)	0	(3)
Pay	1-Year BRL-CDI	14.009	Maturity	01/04/2027		11,800	0	(6)	(6)	0	0
Pay	1-Year BRL-CDI	13.291	Maturity	01/02/2029		10,700	(1)	(9)	(10)	0	(4)
Pay	1-Year BRL-CDI	13.354	Maturity	01/02/2029		21,400	2	(9)	(7)	0	0
Pay	1-Year BRL-CDI	12.800	Maturity	01/02/2031		36,600	(3)	(87)	(90)	0	0
Pay	1-Year BRL-CDI	12.841	Maturity	01/02/2031		13,300	0	(30)	(30)	0	0
Pay	3-Month NZD-BBR	4.750	Semi-Annual	06/19/2029	NZD	3,800	23	83	106	5	0
Pay	3-Month ZAR-JIBAR	8.410	Quarterly	07/31/2028	ZAR	7,100	0	22	22	0	0
Pay	3-Month ZAR-JIBAR	8.415	Quarterly	07/31/2028		1,900	0	6	6	0	0
Pay	3-Month ZAR-JIBAR	8.420	Quarterly	07/31/2028		7,100	0	22	22	0	0
Pay	3-Month ZAR-JIBAR	8.426	Quarterly	08/01/2028		2,800	0	9	9	0	0
Pay	3-Month ZAR-JIBAR	8.460	Quarterly	08/01/2028		4,800	0	15	15	0	0
Pay	3-Month ZAR-JIBAR	8.460	Quarterly	08/02/2028		4,900	0	15	15	0	0
Pay	3-Month ZAR-JIBAR	8.550	Quarterly	08/03/2028		5,600	0	18	18	0	0
Pay	3-Month ZAR-JIBAR	8.380	Quarterly	08/04/2028		10,000	0	30	30	0	0
Pay	3-Month ZAR-JIBAR	8.415	Quarterly	08/04/2028		2,500	0	8	8	0	0
Pay	3-Month ZAR-JIBAR	8.421	Quarterly	08/04/2028		3,500	0	11	11	0	0
Pay	3-Month ZAR-JIBAR	8.543	Quarterly	08/04/2028		2,600	0	9	9	0	0
Pay	3-Month ZAR-JIBAR	8.360	Quarterly	08/07/2028		10,600	0	32	32	0	0
Pay	3-Month ZAR-JIBAR	8.410	Quarterly	08/07/2028		1,500	0	5	5	0	0
Pay	3-Month ZAR-JIBAR	8.000	Quarterly	01/03/2031		2,700	0	10	10	0	0

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	21

Schedule of Investments	PIMCO Income Portfolio	(Cont.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	3-Month ZAR-JIBAR	8.001%	Quarterly	01/06/2031	ZAR	2,700	$0	$10	$10	$0	$0
Pay	3-Month ZAR-JIBAR	8.010	Quarterly	01/07/2031		2,700	0	10	10	0	0
Pay	3-Month ZAR-JIBAR	8.030	Quarterly	01/07/2031		2,700	0	10	10	0	0
Pay	3-Month ZAR-JIBAR	8.053	Quarterly	01/07/2031		2,700	0	10	10	0	0
Pay	3-Month ZAR-JIBAR	8.058	Quarterly	01/07/2031		2,700	0	10	10	0	0
Pay	3-Month ZAR-JIBAR	8.063	Quarterly	01/08/2031		2,600	0	10	10	0	0
Pay	3-Month ZAR-JIBAR	8.080	Quarterly	01/08/2031		9,100	0	35	35	1	0
Pay	3-Month ZAR-JIBAR	8.203	Quarterly	01/10/2031		2,600	0	11	11	0	0
Pay	6-Month AUD-BBR-BBSW	2.750	Semi-Annual	06/17/2026	AUD	13,870	1,320	(1,381)	(61)	0	(1)
Pay	6-Month AUD-BBR-BBSW	3.000	Semi-Annual	03/21/2027		1,090	126	(137)	(11)	0	0
Pay	6-Month AUD-BBR-BBSW	4.000	Semi-Annual	09/18/2029		17,700	183	(327)	(144)	0	(7)
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/20/2033		4,200	(7)	(13)	(20)	0	(3)
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	03/20/2034		5,300	(20)	(15)	(35)	0	(4)
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/18/2034		2,100	28	(46)	(18)	0	(2)
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	06/18/2035		29,550	395	(792)	(397)	0	(38)
Pay	6-Month CLP-CHILIBOR	4.000	Semi-Annual	09/17/2030		14,200	146	(319)	(173)	0	(8)
Pay	6-Month EUR-EURIBOR	3.450	Annual	10/20/2028	EUR	500	(1)	20	19	0	0
Pay	6-Month EUR-EURIBOR	2.770	Annual	04/16/2029		500	(1)	16	15	0	0
Pay	6-Month EUR-EURIBOR	2.780	Annual	05/02/2029		500	(1)	17	16	0	0
Pay	6-Month EUR-EURIBOR	2.827	Annual	05/06/2029		500	(1)	18	17	0	0
Pay	6-Month EUR-EURIBOR	2.950	Annual	06/12/2029		400	(1)	16	15	0	0
Receive	6-Month EUR-EURIBOR	2.650	Annual	08/14/2029		400	(1)	(3)	(4)	0	0
Receive	6-Month EUR-EURIBOR	2.300	Annual	09/25/2029		500	(1)	4	3	0	0
Receive	6-Month EUR-EURIBOR	2.360	Annual	10/07/2029		500	(1)	3	2	0	0
Receive	6-Month EUR-EURIBOR	2.400	Annual	04/09/2030		600	(1)	(5)	(6)	0	0
Pay(5)	6-Month EUR-EURIBOR	2.500	Annual	03/18/2031		41,900	149	(408)	(259)	0	(33)
Pay	6-Month EUR-EURIBOR	2.000	Annual	09/21/2032		1,920	(4)	(96)	(100)	0	(2)
Pay	6-Month EUR-EURIBOR	3.270	Annual	08/21/2033		300	(1)	14	13	0	0
Pay	6-Month EUR-EURIBOR	3.300	Annual	10/03/2033		800	(3)	40	37	0	(1)
Pay	6-Month EUR-EURIBOR	2.760	Annual	03/04/2034		300	(1)	5	4	0	0
Pay	6-Month EUR-EURIBOR	2.750	Annual	03/05/2034		300	(1)	5	4	0	0
Receive	6-Month EUR-EURIBOR	2.590	Annual	08/19/2034		300	(1)	7	6	0	0
Receive	6-Month EUR-EURIBOR	2.580	Annual	08/29/2034		300	(1)	8	7	1	0
Pay	6-Month EUR-EURIBOR	2.410	Annual	11/05/2034		1,000	(3)	(38)	(41)	0	(2)
Pay	6-Month EUR-EURIBOR	2.420	Annual	03/07/2035		300	(1)	(8)	(9)	0	0
Pay	6-Month EUR-EURIBOR	2.610	Annual	03/24/2035		300	(1)	(2)	(3)	0	0
Pay	6-Month EUR-EURIBOR	2.520	Annual	03/27/2035		300	(1)	(5)	(6)	0	0
Pay	6-Month EUR-EURIBOR	2.460	Annual	04/01/2035		400	(1)	(9)	(10)	0	(1)
Receive	6-Month EUR-EURIBOR	2.510	Annual	04/09/2035		300	(1)	7	6	1	0
Receive	6-Month EUR-EURIBOR	2.520	Annual	04/09/2035		300	(1)	7	6	1	0
Pay(5)	6-Month EUR-EURIBOR	2.750	Annual	03/18/2036		1,300	(5)	(22)	(27)	0	(2)
Receive	6-Month EUR-EURIBOR	0.250	Annual	03/18/2050		200	(13)	135	122	0	0
Receive	6-Month EUR-EURIBOR	0.500	Annual	06/17/2050		400	(63)	286	223	1	0
Receive(5)	6-Month EUR-EURIBOR	0.830	Annual	12/09/2052		12,500	132	1,765	1,897	8	0
Receive(5)	6-Month EUR-EURIBOR	3.000	Annual	03/18/2056		10,230	(101)	711	610	34	0
Pay	28-Day MXN-TIIE	8.990	Lunar	12/18/2029	MXN	4,600	0	12	12	0	0
Pay	28-Day MXN-TIIE	9.135	Lunar	12/27/2029		5,600	0	17	17	0	0
Pay	28-Day MXN-TIIE	9.150	Lunar	12/31/2029		8,000	0	25	25	1	0
Pay	28-Day MXN-TIIE	9.108	Lunar	03/13/2030		21,100	0	64	64	1	0
Pay	UKRPI	4.000	Maturity	09/15/2031	GBP	300	0	(33)	(33)	0	0
Pay	UKRPI	4.055	Maturity	09/15/2031		400	2	(43)	(41)	0	0
Pay	UKRPI	4.066	Maturity	09/15/2031		700	(9)	(62)	(71)	0	0
Pay	UKRPI	4.020	Maturity	10/15/2031		400	(2)	(40)	(42)	0	0
Pay	UKRPI	4.140	Maturity	10/15/2031		1,000	(3)	(84)	(87)	0	0
Pay	UKRPI	4.400	Maturity	10/15/2031		500	4	(27)	(23)	0	0
Pay	UKRPI	4.250	Maturity	11/15/2031		900	(8)	(48)	(56)	2	0

							$697	$8,896	$9,593	$1,080	$(308)

Total Swap Agreements							$3,009	$9,130	$12,139	$1,082	$(320)

22	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

December 31, 2025

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of December 31, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$183	$1,082	$ 1,265	$ 0	$ (554)	$ (320)	$ (874)

(k)

Securities with an aggregate market value of $10,841 and cash of $10,450 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2025. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

(l) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	01/2026		$19	JPY	2,946	$0	$0

BOA	01/2026	COP	111,202		$29	0	0
	01/2026	INR	913		10	0	0
	01/2026	KRW	444,674		306	0	(3)
	01/2026	PLN	1,757		481	0	(9)
	01/2026	THB	6,168		190	0	(6)
	01/2026	TWD	19,421		637	18	0
	01/2026		$925	PLN	3,380	17	0
	01/2026		102	TWD	3,227	0	0
	01/2026		397	ZAR	6,623	2	0
	02/2026	COP	222,011		$58	1	0
	02/2026	ILS	1,629		511	0	0
	03/2026	COP	1,497,478		390	4	0
	03/2026	PEN	13,563		4,023	0	(2)
	04/2026		$138	MXN	2,551	2	0
	07/2026	BRL	1,600		$276	0	(3)

BPS	01/2026	AUD	4,602		2,991	0	(80)
	01/2026	CHF	182		231	1	0
	01/2026	CNH	13,924		1,976	0	(22)
	01/2026	IDR	1,522,799		91	0	0
	01/2026	ILS	2,684		825	0	(17)
	01/2026	INR	43,274		480	0	(1)
	01/2026	PLN	4,045		1,108	0	(18)
	01/2026	TWD	107,920		3,532	96	0
	01/2026		$2,117	CNH	14,827	9	0
	01/2026		581	INR	52,407	1	0
	01/2026		1,287	PLN	4,662	11	0
	01/2026		3,995	TWD	125,386	6	(9)
	01/2026		3,209	ZAR	53,713	30	0
	01/2026	ZAR	33,978		$2,031	0	(19)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	23

Schedule of Investments	PIMCO Income Portfolio	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	02/2026		$505	INR	45,460	$0	$0
	02/2026		332	PLN	1,186	0	(2)
	02/2026		1,252	TWD	39,297	0	(3)
	03/2026	TRY	39,507		$865	0	(11)
	03/2026	TWD	12,299		396	5	0
	04/2026	BRL	5,300		928	0	(20)
	05/2026		$116	KWD	35	0	(1)
	06/2026		84		26	0	0
	07/2026	BRL	26,000		$4,513	10	(44)
	07/2026		$52	KWD	16	0	0
	06/2027		41		12	0	0
	05/2029	KWD	175		$600	24	0
	07/2029		23		80	3	0
	05/2030		130		447	16	0
	08/2030		39		133	2	0

BRC	01/2026	EUR	323		375	0	(5)
	01/2026	ILS	709		221	0	(2)
	01/2026	JPY	364,100		2,351	25	0
	01/2026		$273	PLN	994	4	0
	01/2026		1,057	SGD	1,355	0	(3)
	01/2026		3,100	TRY	140,000	125	0
	01/2026		964	ZAR	16,260	17	0
	02/2026	ILS	699		$217	0	(3)
	02/2026		$2,206	TRY	100,382	54	0
	03/2026		1,181	MXN	21,867	25	0
	03/2026		1,845	TRY	84,438	21	0

BSH	01/2026	PEN	2,584		$722	0	(46)
	01/2026		$8,577	JPY	1,335,027	0	(48)
	02/2026	PEN	704		$201	0	(8)
	03/2026		492		145	0	(1)
	04/2026	BRL	10,000		1,761	2	(28)
	05/2026	PEN	1,914		539	0	(28)
	07/2026	BRL	13,000		2,230	0	(44)

CBK	01/2026	COP	4,428,198		1,167	7	(1)
	01/2026	NZD	933		539	1	0
	01/2026	PLN	12		3	0	0
	01/2026	TWD	203,754		6,712	225	0
	01/2026		$1,736	AUD	2,611	7	0
	01/2026		1,371	CNH	9,570	2	0
	01/2026		233	COP	877,013	0	(1)
	01/2026		130	ILS	416	1	0
	01/2026		8,139	INR	727,336	6	(72)
	01/2026		150	PLN	539	0	0
	01/2026		0	THB	9	0	0
	01/2026		1,002	TWD	31,328	1	(5)
	01/2026		194	ZAR	3,299	5	0
	02/2026	COP	886,431		$233	3	0
	02/2026	ILS	1,282		403	1	0
	02/2026	PEN	2,109		574	0	(53)
	02/2026		$31	TWD	971	0	0
	03/2026	COP	1,454,821		$384	7	0
	03/2026	PEN	14,707		4,245	0	(119)
	03/2026	TWD	13,368		429	5	0
	04/2026	COP	693,913		182	3	0
	11/2026	PEN	3,481		1,018	0	(4)

DUB	01/2026	ILS	1,170		364	0	(4)
	01/2026	KRW	798,895		546	0	(8)
	01/2026	NZD	728		421	2	0
	01/2026		$782	ILS	2,495	1	0
	01/2026		2,469	INR	219,872	0	(29)
	01/2026		1,263	KRW	1,855,109	24	0
	01/2026		2,105	ZAR	35,438	33	0
	02/2026	ILS	2,494		$782	0	(1)
	02/2026		$42	TWD	1,311	0	0

FAR	01/2026	AUD	9,380		$6,092	0	(168)
	01/2026	CHF	200		250	0	(3)
	01/2026	CNH	6,940		986	0	(10)
	01/2026	GBP	16,877		22,163	0	(586)

24	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

December 31, 2025

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	01/2026		$414	ILS	1,327	$3	$0
	01/2026		5,964	MXN	110,631	165	0
	01/2026		768	PEN	2,588	1	0
	01/2026		1,777	PLN	6,486	29	0
	01/2026		1,896	ZAR	31,835	24	0
	01/2026	ZAR	11,190		$667	0	(8)
	02/2026	ILS	1,327		414	0	(3)
	06/2026	PEN	2,602		768	0	(1)

GLM	01/2026	COP	110,766		29	0	0
	01/2026	ILS	1,279		396	0	(6)
	01/2026	NGN	39,609		27	0	0
	01/2026		$16	CHF	13	0	0
	01/2026		992	CNH	6,996	11	0
	01/2026		28	NGN	39,609	0	0
	01/2026		1,612	PLN	5,891	28	0
	01/2026		210	THB	6,674	2	0
	01/2026		46	ZAR	787	2	0
	02/2026	COP	2,224,806		$580	1	0
	02/2026		$15,532	BRL	85,574	0	(33)
	02/2026		150	TRY	6,824	4	0
	03/2026	BRL	134		$24	0	0
	03/2026	PEN	917		271	0	(1)
	03/2026		$4,422	BRL	24,499	0	(9)
	03/2026		554	MXN	10,281	14	0
	04/2026	BRL	49,800		$8,730	10	(182)
	04/2026		$1,172	MXN	21,603	16	0
	07/2026	BRL	37,000		$6,414	18	(74)
	08/2026	NGN	47,250		30	0	0

JPM	01/2026	CNH	28,891		4,102	0	(43)
	01/2026	ILS	8,765		2,693	0	(59)
	01/2026	INR	43,320		487	6	0
	01/2026	KRW	546,583		381	2	0
	01/2026	MXN	382		21	0	(1)
	01/2026	NZD	1,330		772	6	0
	01/2026	PLN	4,202		1,147	0	(24)
	01/2026		$1,242	CNH	8,722	10	0
	01/2026		985	INR	87,693	0	(11)
	01/2026		1,241	PLN	4,577	34	0
	01/2026		17	ZAR	288	1	0
	02/2026		381	KRW	545,866	0	(2)
	02/2026		314	MXN	5,832	8	0
	03/2026	MXN	3		$0	0	0
	03/2026		$904	MXN	16,587	11	0
	04/2026	BRL	15,200		$2,565	0	(152)
	04/2026		$436	MXN	8,036	6	0
	07/2026	BRL	9,000		$1,561	0	(13)

MBC	01/2026	AUD	668		437	0	(9)
	01/2026	CAD	10,823		7,690	0	(200)
	01/2026	CHF	1,151		1,441	0	(13)
	01/2026	EUR	52,217		60,605	0	(786)
	01/2026	GBP	897		1,192	0	(17)
	01/2026	JPY	337,200		2,170	16	0
	01/2026	NZD	1,570		905	2	(1)
	01/2026	SGD	16,779		12,931	0	(130)
	01/2026		$875	EUR	741	0	(3)
	01/2026		155	INR	13,994	1	0
	01/2026		469	JPY	73,109	0	(2)
	01/2026		391	PLN	1,433	8	0
	01/2026		116	THB	3,751	3	0
	01/2026		158	TWD	4,977	1	0
	01/2026		1,243	ZAR	20,910	18	0
	02/2026		944	MXN	17,498	23	0
	03/2026		316		5,824	5	0
	04/2026		351		6,475	5	0

MYI	01/2026		0	JPY	16	0	0
	01/2026		1,113	ZAR	18,730	16	0
	02/2026	ILS	2,576		$800	0	(9)

NGF	01/2026	KRW	1,309,610		895	0	(13)
	01/2026		$848	KRW	1,244,350	15	0

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	25

Schedule of Investments	PIMCO Income Portfolio	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	01/2026		$968	TRY	43,673	$36	$0
	02/2026		459		20,772	14	0
	03/2026		670		30,677	7	0

SCX	01/2026	CNH	13,838		$1,964	0	(22)
	01/2026	IDR	2,532,898		151	0	0
	01/2026	INR	6,371		70	0	(1)
	01/2026	JPY	271,400		1,744	10	0
	01/2026	TWD	21,056		691	21	0
	01/2026		$158	INR	14,237	0	0
	01/2026		6,659	JPY	1,035,611	0	(43)
	02/2026		1,383	MXN	25,660	35	0
	11/2026	NGN	32,350		$20	0	0

UAG	01/2026	CHF	202		251	0	(4)
	01/2026		$1,605	PLN	5,828	19	0
	01/2026		86	ZAR	1,495	4	0
	02/2026		311	MXN	5,778	8	0

Total Forward Foreign Currency Contracts						$1,544	$(3,425)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(1)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2025(2)		Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(4)
										Asset	Liability
BPS	Colombia Government International Bonds	1.000%	Quarterly	12/20/2027	1.164%		$300	$(27)	$26	$0	$(1)

BRC	Colombia Government International Bonds	1.000	Quarterly	12/20/2026	0.897		200	(9)	9	0	0
	Israel Government International Bonds	1.000	Quarterly	06/20/2029	0.525		100	(2)	4	2	0

CBK	Colombia Government International Bonds	1.000	Quarterly	06/20/2027	1.075		400	(14)	14	0	0
	Israel Government International Bonds	1.000	Quarterly	06/20/2027	0.312		700	(4)	11	7	0
	Israel Government International Bonds	1.000	Quarterly	06/20/2030	0.640		1,400	(19)	40	21	0

DUB	Petroleos Mexicanos «	4.750	Monthly	07/06/2026	—	♦	577	0	5	5	0
	Petroleos Mexicanos «	4.850	Monthly	07/06/2026	—	♦	247	0	2	2	0

GST	Colombia Government International Bonds	1.000	Quarterly	06/20/2027	1.075		400	(15)	15	0	0
	Colombia Government International Bonds	1.000	Quarterly	12/20/2027	1.164		200	(18)	17	0	(1)
	Israel Government International Bonds	1.000	Quarterly	12/20/2029	0.575		300	(8)	13	5	0
	Soft Bank Group,Inc.	1.000	Quarterly	06/20/2026	1.706		400	(3)	2	0	(1)
	South Africa Government International Bonds	1.000	Quarterly	12/20/2026	0.266		100	(4)	5	1	0

JPM	Israel Government International Bonds	1.000	Quarterly	06/20/2030	0.640		1,400	(15)	36	21	0

MYC	Colombia Government International Bonds	1.000	Quarterly	06/20/2027	1.075		300	(11)	11	0	0
	Colombia Government International Bonds	1.000	Quarterly	12/20/2027	1.164		400	(36)	35	0	(1)
	Israel Government International Bonds	1.000	Quarterly	06/20/2029	0.525		300	(5)	10	5	0
	Israel Government International Bonds	1.000	Quarterly	12/20/2029	0.575		200	(5)	8	3	0
	Mexico Government International Bonds	1.000	Quarterly	12/20/2028	0.534		200	(2)	5	3	0
	South Africa Government International Bonds	1.000	Quarterly	12/20/2026	0.266		700	(31)	36	5	0

								$(228)	$304	$80	$(4)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(4)
									Asset	Liability
BOA	iTraxx Crossover 44 5-Year 35-100% Index	5.000%	Quarterly	12/20/2030	EUR	1,200	$274	$9	$283	$0

BPS	iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030		500	115	3	118	0

CBK	iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030		200	45	2	47	0

GST	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	$	11,600	(253)	288	35	0
	CMBX.NA.AAA.13 Index	0.500	Monthly	12/16/2072		15,100	23	56	79	0
	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058		334	(13)	13	0	0

JPM	iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030	EUR	900	206	6	212	0

SAL	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	$	1,625	1	4	5	0
	CMBX.NA.AAA.11 Index	0.500	Monthly	11/18/2054		200	1	0	1	0
	CMBX.NA.AAA.12 Index	0.500	Monthly	08/17/2061		9,775	(40)	101	61	0
	CMBX.NA.AAA.13 Index	0.500	Monthly	12/16/2072		11,200	0	59	59	0

							$359	$541	$900	$0

Total Swap Agreements							$131	$845	$980	$(4)

26	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

December 31, 2025

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of December 31, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(5)
BOA	$44	$0	$283	$327	$(23)	$0	$0	$(23)	$304	$(360)	$(56)
BPS	214	0	118	332	(247)	0	(1)	(248)	84	0	84
BRC	271	0	2	273	(13)	0	0	(13)	260	(100)	160
BSH	2	0	0	2	(203)	0	0	(203)	(201)	83	(118)
CBK	274	0	75	349	(255)	0	0	(255)	94	0	94
DUB	60	0	7	67	(42)	0	0	(42)	25	0	25
FAR	222	0	0	222	(779)	0	0	(779)	(557)	409	(148)
GLM	106	0	0	106	(305)	0	0	(305)	(199)	268	69
GST	0	0	120	120	0	0	(2)	(2)	118	0	118
JPM	84	0	233	317	(305)	0	0	(305)	12	0	12
MBC	82	0	0	82	(1,161)	0	0	(1,161)	(1,079)	1,344	265
MYC	0	0	16	16	0	0	(1)	(1)	15	30	45
MYI	16	0	0	16	(9)	0	0	(9)	7	2	9
NGF	72	0	0	72	(13)	0	0	(13)	59	0	59
SAL	0	0	126	126	0	0	0	0	126	0	126
SCX	66	0	0	66	(66)	0	0	(66)	0	0	0
UAG	31	0	0	31	(4)	0	0	(4)	27	0	27

Total Over the Counter	$1,544	$0	$980	$2,524	$(3,425)	$0	$(4)	$(3,429)

(m)

Securities with an aggregate market value of $2,136 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2025.

♦	Implied credit spread is not available due to significant unobservable inputs being used in the fair valuation.
(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Statement of Assets and Liabilities as of December 31, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$183	$183
Swap Agreements	0	2	0	0	1,080	1,082

	$0	$2	$0	$0	$1,263	$1,265

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,544	$0	$1,544
Swap Agreements	0	980	0	0	0	980

	$0	$980	$0	$1,544	$0	$2,524

	$0	$982	$0	$1,544	$1,263	$3,789

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	27

Schedule of Investments	PIMCO Income Portfolio	(Cont.)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$554	$554
Swap Agreements	0	12	0	0	308	320

	$0	$12	$0	$0	$862	$874

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$3,425	$0	$3,425
Swap Agreements	0	4	0	0	0	4

	$0	$4	$0	$3,425	$0	$3,429

	$0	$16	$0	$3,425	$862	$4,303

The effect of Financial Derivative Instruments on the Statement of Operations for the period ended December 31, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$189	$189
Futures	0	0	0	0	7,294	7,294
Swap Agreements	0	2,009	0	0	6,680	8,689

	$0	$2,009	$0	$0	$14,163	$16,172

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(5,375)	$0	$(5,375)
Purchased Options	0	0	0	(151)	0	(151)
Written Options	0	0	0	90	427	517
Swap Agreements	0	1,025	0	0	0	1,025

	$0	$1,025	$0	$(5,436)	$427	$(3,984)

	$0	$3,034	$0	$(5,436)	$14,590	$12,188

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$2	$2
Futures	0	0	0	0	1,330	1,330
Swap Agreements	0	(109)	0	0	(9,015)	(9,124)

	$0	$(109)	$0	$0	$(7,683)	$(7,792)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(4,714)	$0	$(4,714)
Written Options	0	0	0	113	26	139
Swap Agreements	0	(181)	0	0	0	(181)

	$0	$(181)	$0	$(4,601)	$26	$(4,756)

	$0	$(290)	$0	$(4,601)	$(7,657)	$(12,548)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of December 31, 2025 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2025
Investments in Securities, at Value
Loan Participations and Assignments	$0	$7,526	$7,495	$15,021
Corporate Bonds & Notes
Banking & Finance	0	48,315	24	48,339
Industrials	0	68,492	0	68,492
Utilities	0	18,656	0	18,656
Convertible Bonds & Notes
Banking & Finance	0	0	106	106
Municipal Bonds & Notes
Illinois	0	48	0	48
U.S. Government Agencies	0	622,508	0	622,508

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2025
U.S. Treasury Obligations	$0	$133,267	$0	$133,267
Non-Agency Mortgage-Backed Securities	0	234,398	0	234,398
Asset-Backed Securities
Automobile ABS Other	0	4,601	0	4,601
Automobile Sequential	0	16,113	0	16,113
CMBS Other	0	7,275	0	7,275
Home Equity Other	0	149,795	0	149,795
Whole Loan Collateral	0	21,854	0	21,854
Other ABS	0	168,291	0	168,291
Sovereign Issues	0	98,547	0	98,547

28	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

December 31, 2025

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2025
Common Stocks
Communication Services	$431	$0	$533	$964
Financials	2	0	13	15
Health Care	0	0	1,006	1,006
Industrials	0	0	180	180
Warrants
Communication Services	0	0	3	3
Preferred Securities
Banking & Finance	0	1,812	13	1,825
Short-Term Instruments
Nigeria Treasury Bills	0	4,173	0	4,173
U.S. Treasury Bills	0	1,345	0	1,345

	$433	$1,607,016	$9,373	$1,616,822

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$477	$0	$0	$477

Total Investments	$910	$1,607,016	$9,373	$1,617,299

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(2,846)	$0	$(2,846)

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2025
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$94	$1,171	$0	$1,265
Over the counter	0	2,517	7	2,524

	$94	$3,688	$7	$3,789

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(28)	(846)	0	(874)
Over the counter	0	(3,429)	0	(3,429)

	$(28)	$(4,275)	$0	$(4,303)

Total Financial Derivative Instruments	$66	$(587)	$7	$(514)

Totals	$976	$1,603,583	$9,380	$1,613,939

There were no significant transfers into or out of Level 3 during the period ended December 31, 2025.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	29

Notes to Financial Statements

1. ORGANIZATION

PIMCO Variable Insurance Trust (the “Trust”) is a Delaware statutory trust established under a trust instrument dated October 3, 1997. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans. Information presented in these financial statements pertains to the Institutional Class, Administrative Class and Advisor Class shares of the PIMCO Income Portfolio (the “Portfolio”) offered by the Trust. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Portfolio.

Hereinafter, the Board of Trustees of the Portfolio shall be collectively referred to as the “Board.”

The Portfolio has adopted the Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the standard impacted financial statement disclosures only and did not affect the Portfolio’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and to assess its performance, and has discrete financial information available. The Officers, as listed in the Management of the Trust section of the most recent Statement of Additional Information, act as the Portfolio’s CODM. The Portfolio represents a single operating segment, as the CODM monitors the operating results of the Portfolio as a whole and the Portfolio’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Portfolio’s portfolio managers as a team. The financial information in the form of the Portfolio’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Portfolio’s comparative benchmarks and to make resource allocation decisions for the Portfolio’s single segment, is consistent with that presented within the Portfolio’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Portfolio is treated as an investment company under the reporting requirements of U.S. GAAP, including but not limited to ASC 946. The functional and reporting currency for the Portfolio is the U.S. dollar. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statement of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Statement of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt

30	PIMCO VARIABLE INSURANCE TRUST

December 31, 2025

obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable. A debt obligation may be granted, in certain situations, a contractual or non-contractual forbearance for interest payments that are expected to be paid after agreed upon pay dates.

(b) Foreign Taxes  The Portfolio may be subject to foreign taxes on income, stock dividends, capital gains on investments or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Portfolio invests. These foreign taxes, if any, are paid by the Portfolio and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable as of December 31, 2025, if any, are disclosed in the Statement of Assets and Liabilities.

(b) Foreign Currency Translation The market values of foreign securities, currency holdings and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Portfolio does not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) from investments on the Statement of Operations. The Portfolio may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains (losses) arising from sales of spot foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Statement of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Statement of Operations.

(c) Multi-Class Operations Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains (losses) are allocated daily based on the relative net assets of each class of the Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees. Under certain circumstances, the per share net asset value (“NAV”) of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(d) Distributions to Shareholders Distributions from net investment income, if any, are declared daily and distributed to shareholders monthly. In addition, the Portfolio distributes any net capital gains it earns from the sale of portfolio securities to shareholders no less frequently than annually. The Portfolio may revise its distribution policy or postpone the payment of distributions at any time.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income distributions and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Separately, if the Portfolio determines or estimates, as applicable, that a portion of a distribution may be comprised of amounts from sources other than net investment income in accordance with its policies, accounting records (if applicable) and accounting practices, the Portfolio will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. For these purposes, the Portfolio determines or estimates, as applicable, the source or sources from which a distribution is paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is determined or estimated, as applicable, that a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between the Portfolio’s daily internal accounting records and practices, the Portfolio’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, the Portfolio’s internal accounting records and practices may take into account, among other factors, tax-related characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include but are not limited to, for

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	31

Notes to Financial Statements	(Cont.)

certain funds, the treatment of periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible that the Portfolio may not issue a Section 19 Notice in situations where the Portfolio’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Final determination of a distribution’s tax character will be provided to shareholders when such information is available.

Distributions classified as a tax basis return of capital at the Portfolio’s fiscal year end, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital on the Statement of Assets and Liabilities. In addition, other amounts have been reclassified between distributable earnings (accumulated loss) and paid in capital on the Statement of Assets and Liabilities to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(e) New Accounting Pronouncements and Regulatory Updates In September 2023, the U.S. Securities and Exchange Commission (“SEC”) adopted amendments to Rule 35d-1 under the Act, which governs fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. Changes to a fund’s calculation methodology for derivatives instruments for purposes of Rule 35d-1 consistent with such amendments and applicable regulatory interpretations thereof will not constitute a change to a fund’s policy adopted pursuant to Rule 35d-1 and will not require notice or shareholder approval. The amendments became effective December 11, 2023. On March 14, 2025, the SEC extended the compliance date from December 11, 2025 to June 11, 2026 for fund groups with $1 billion or more in net assets and modified the operation of the compliance dates to allow for compliance based on the timing of certain annual disclosure and reporting obligations that are tied to a fund’s fiscal year-end. At this time, management is evaluating the implications of these changes on the financial statements.

In December 2023, FASB issued ASU 2023-09, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. Management has implemented changes in connection with the amendments and where applicable included additional disclosure in the Notes to Financial Statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The NAV of the Portfolio’s shares, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Portfolio or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Portfolio’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolio or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Portfolio may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Portfolio generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Portfolio may calculate its NAV as of the NYSE Close for such day or such other time that the Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange or the NYSE Close if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5

32	PIMCO VARIABLE INSURANCE TRUST

December 31, 2025

under the Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated PIMCO as the valuation designee (“Valuation Designee”) for the Portfolio to perform the fair value determination relating to all Portfolio investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of portfolio investments. The Valuation Designee may value portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, exchange-traded funds (“ETFs”), exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures, are valued at the settlement price determined by the relevant exchange. Swap agreements and swaptions are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Portfolio’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Portfolio may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Portfolio’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio’s next calculated NAV. An alternative exchange rate may be obtained from a Pricing Source or an exchange rate may otherwise be determined if believed to be more reflective of the rates at which the Portfolio may transact.

Whole loans may be fair valued using inputs that take into account borrower- or loan-level data (e.g., credit risk of the borrower) that is updated periodically throughout the life of each individual loan; any new borrower- or loan-level data received in written reports periodically by the Portfolio normally will be taken into account in calculating the NAV. The Portfolio’s whole loan investments, including those originated by the Portfolio or through an alternative lending platform, generally are fair valued by the Valuation Designee in accordance with procedures approved by the Board.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and procedures are intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	33

Notes to Financial Statements	(Cont.)

cannot ensure that fair values accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold. The Portfolio’s use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Frequent or Excessive Purchases, Exchanges and Redemptions” section in the Portfolio’s prospectus.

Under certain circumstances, the per share NAV of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

∎	Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

∎	Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between fair value Levels of the Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash

34	PIMCO VARIABLE INSURANCE TRUST

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flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing

Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

The Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. A complete schedule of portfolio holdings for each affiliate fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available at the SEC’s website at www.sec.gov. A copy of each affiliate fund’s shareholder report is also available at the SEC’s website at www.sec.gov, on the Portfolio’s website at www.pimco.com, or upon request, as applicable. The table below shows the Portfolio’s transactions in and earnings from investments in the affiliated funds for the period ended December 31, 2025 (amounts in thousands†):

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 12/31/2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 12/31/2025	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$7,713	$507,152	$(514,400)	$13	$(1)	$477	$1,654	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	35

Notes to Financial Statements	(Cont.)

(b) Investments in Securities

The Portfolio may utilize the investments and strategies described below to the extent permitted by the Portfolio’s investment policies.

Inflation-Indexed Bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury Inflation-Protected Securities (“TIPS”). For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Loans and Other Indebtedness, Loan Participations and Assignments are direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental or other borrowers. The Portfolio’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties or investments in or originations of loans by the Portfolio. A loan is often administered by a bank or other financial institution (the “agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Portfolio may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When the Portfolio purchases assignments from agents it acquires direct rights against the borrowers of the loans. These loans may include participations in bridge loans, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high yield bonds issued for the purpose of acquisitions.

The types of loans and related investments in which the Portfolio may invest include, among others, senior loans, subordinated loans (including second lien loans, B-Notes and mezzanine loans), whole loans, commercial real estate and other commercial loans and structured loans. The Portfolio may originate loans or acquire direct interests in loans through primary loan distributions and/or in private transactions. In the case of subordinated loans, there may be significant indebtedness ranking ahead of the borrower’s obligation to the holder of such a loan, including in the event of the borrower’s insolvency. Mezzanine loans are typically secured by a pledge of an equity interest in the mortgage borrower that owns the real estate rather than an interest in a mortgage.

Investments in loans may include unfunded loan commitments, which are contractual obligations for funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Portfolio to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the committed amount may not be utilized by the borrower. When investing in a loan participation, the Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only upon receipt of payments by the agent from the borrower. The Portfolio may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, the Portfolio may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statement of Operations. Unfunded loan commitments, if any, are reflected as a liability on the Statement of Assets and Liabilities.

Mortgage-Related and Other Asset-Backed Securities directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are interests in pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal payments. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including, but not limited to, auto loans, accounts receivable such as credit card receivables and hospital account receivables, home equity loans, student loans, boat loans, mobile home loans, recreational vehicle loans, manufactured housing loans, aircraft leases, computer leases, syndicated bank loans, peer-to-peer loans and litigation finance loans.

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The Portfolio may invest in any level of the capital structure of an issuer or mortgage-backed or asset-backed securities, including the equity or “first loss” tranche.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs, CLOs and other CDOs are types of asset-backed securities. A CBO is a trust which is often backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. Other CDOs are trusts backed by other types of assets representing obligations of various parties. For CBOs, CLOs and other CDOs, the cash flows from the trust are split into portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche which bears the first loss from any defaults from the bonds or loans in the trust, although more senior tranches may also bear losses. Since they are partially protected from defaults, senior tranches from a CBO trust, CLO trust or trust of another CDO typically have higher ratings and lower yields than their underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CBO, CLO or other CDO tranches can experience substantial losses due to actual defaults, downgrades of the underlying collateral by rating agencies, forced liquidation of the collateral pool due to a failure of coverage tests, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CBO, CLO or other CDO securities as a class. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Portfolio invests. In addition to the normal risks associated with fixed income securities discussed elsewhere in this report and the Portfolio’s prospectus and statement of additional information (e.g., prepayment risk, credit risk, liquidity risk, market risk, structural risk, legal risk and interest rate risk (which may be exacerbated if the interest rate payable on a structured financing changes based on multiples of changes in interest rates or inversely to changes in interest rates)), CBOs, CLOs and other CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) risks related to the capability of the servicer of the securitized assets, (iv) the risk that the Portfolio may invest in CBOs, CLOs, or other CDOs that are subordinate to other classes, (v) the structure and complexity of the transaction and the legal documents may not be fully understood at the time of investment and could lead to disputes with the issuer or among investors regarding the characterization of proceeds or unexpected investment results, and (vi) the CDO’s manager may perform poorly.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Payment In-Kind Securities may give the issuer the option at each interest payment date of making interest payments in either cash and/or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro rata adjustment from the unrealized appreciation (depreciation) on investments to interest receivable on the Statement of Assets and Liabilities.

Perpetual Bonds are fixed income securities with no maturity date but pay a coupon in perpetuity (with no specified ending or maturity date). Unlike typical fixed income securities, there is no obligation for perpetual bonds to repay principal. The coupon payments, however, are mandatory. While perpetual bonds have no maturity date, they may have a callable date in which the perpetuity is eliminated and the issuer may return the principal received on the specified call date. Additionally, a perpetual bond may have additional features, such as interest rate increases at periodic dates or an increase as of a predetermined point in the future.

Real Estate Investment Trusts (“REITs”) are pooled investment vehicles that own, and typically operate, income-producing real estate. If a REIT meets certain requirements, including distributing to shareholders substantially all of its taxable income (other than net capital gains), then it is generally not taxed on the income distributed to shareholders. Distributions received from REITs may be characterized as income, capital gain or a return of capital. A return of capital is recorded by the Portfolio as a reduction to the cost basis of its investment in the REIT. REITs are subject to management fees and other expenses, and so to the extent the Portfolio invests in REITs, the Portfolio will bear its proportionate share of the costs of the REITs’ operations.

Restricted Investments are subject to legal or contractual restrictions on resale and may generally be sold privately, but may be required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933, as amended. Disposal of restricted investments

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	37

Notes to Financial Statements	(Cont.)

may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted investments held by the Portfolio as of December 31, 2025, as applicable, are disclosed in the Notes to Schedule of Investments.

Securities Issued by U.S. Government Agencies or Government-Sponsored Enterprises are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. The U.S. Government does not guarantee the net asset value of the Portfolio’s shares. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks, credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC is a government sponsored corporation that issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

In June 2019, FNMA and FHLMC started issuing Uniform Mortgage-Backed Securities in place of their current offerings of TBA-eligible securities (the “Single Security Initiative”). The Single Security Initiative seeks to support the overall liquidity of the TBA market and aligns the characteristics of FNMA and FHLMC certificates. The long-term effects that the Single Security Initiative may have on the market for TBA and other mortgage-backed securities are uncertain.

Roll-timing strategies can be used where the Portfolio seeks to extend the expiration or maturity of a position, such as a TBA security on an underlying asset, by closing out the position before expiration and contemporaneously opening a new position with respect to substantially the same underlying asset with a later expiration date. TBA securities purchased or sold are reflected on the Statement of Assets and Liabilities as an asset or liability, respectively. Recently finalized FINRA rules include mandatory margin requirements for the TBA market that require the Portfolio to post collateral in connection with its TBA transactions. There is no similar requirement applicable to the Portfolio’s TBA counterparties. The required collateralization of TBA trades could increase the cost of TBA transactions to the Portfolio and impose added operational complexity.

Warrants are securities that are usually issued together with a debt security or preferred security and that give the holder the right to buy a proportionate amount of common stock at a specified price. Warrants normally have a life that is measured in years and entitle the holder to buy common stock of a company at a price that is usually higher than the market price at the time the warrant is issued. Warrants may entail greater risks than certain other types of investments. Generally, warrants do not carry the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. In addition, their value does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or before their expiration date. If the market price of the underlying stock does not exceed the exercise price during the life of the warrant, the warrant will expire worthless. Warrants may increase the potential profit or loss to be realized from the investment as compared with investing the same amount in the underlying securities. Similarly, the percentage increase or decrease in the value of an equity security warrant may be greater than the percentage increase or decrease in the value of the underlying common stock. Warrants may relate to the purchase of equity or debt securities. Debt obligations with warrants attached to purchase equity securities have many characteristics of convertible securities and their prices may, to some degree, reflect the performance of the underlying stock. Debt obligations also may be issued with warrants attached to purchase additional debt securities at the same coupon rate. A decline in interest rates would permit the Portfolio to sell such warrants at a profit. If interest rates rise, these warrants would generally expire with no value.

When-Issued Transactions are purchases or sales made on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Transactions to purchase or sell securities on a when-issued basis involve a commitment by the Portfolio to purchase or sell these securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. The Portfolio may sell when-issued securities before they are delivered, which may result in a realized gain (loss).

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5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may enter into the borrowings and other financing transactions described below to the extent permitted by the Portfolio’s investment policies.

The following disclosures contain information on the Portfolio’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Portfolio. The location of these instruments in the Portfolio’s financial statements is described below.

(a) Reverse Repurchase Agreements In a reverse repurchase agreement, the Portfolio delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. In an open maturity reverse repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Portfolio or counterparty at any time. The Portfolio is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Portfolio to counterparties are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made by the Portfolio to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The Portfolio will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under reverse repurchase agreements.

(b) Sale-Buybacks A sale-buyback financing transaction consists of a sale of a security by the Portfolio to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Portfolio is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by the Portfolio are reflected as a liability on the Statement of Assets and Liabilities. The Portfolio will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, the Portfolio would have otherwise received had the security not been sold and (ii) the negotiated financing terms between the Portfolio and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statement of Operations. Interest payments based upon negotiated financing terms made by the Portfolio to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The Portfolio will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under sale-buyback transactions.

(c) Short Sales Short sales are transactions in which the Portfolio sells a security that it does not own in anticipation that the market price of that security will decline. The Portfolio may make short sales of securities: (i) to offset potential declines in long positions in similar securities, (ii) to increase the flexibility of the Portfolio, (iii) for investment return, (iv) as part of a risk arbitrage strategy, and (v) as part of its overall portfolio management strategies involving the use of derivative instruments. When the Portfolio makes a short sale, it will often borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Portfolio will ordinarily have to pay a fee or premium to borrow a security and be obligated to repay the lender of the security any dividend or interest that accrues on the security during the period of the loan. Securities sold in short sale transactions and the dividend or interest payable on such securities, if any, are reflected as payable for short sales on the Statement of Assets and Liabilities. Short sales expose the Portfolio to the risk that it will be required to cover its short position at a time when the security or other asset has appreciated in value, thus resulting in losses to the Portfolio. A short sale is “against the box” if the Portfolio holds in its portfolio or has the right to acquire the security sold short, or securities identical to the security sold short, at no additional cost. The Portfolio will be subject to additional risks to the extent that it engages in short sales that are not “against the box.” The Portfolio’s loss on a short sale could theoretically be unlimited in cases where the Portfolio is unable, for whatever reason, to close out its short position.

(d) Interfund Lending In accordance with an exemptive order (the “Order”) from the SEC, each Portfolio of the Trust may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Portfolio’s investment policies and restrictions. Each Portfolio is currently permitted to borrow under the Interfund Lending Program. A lending portfolio may lend in aggregate up to 15% of its current net assets at the time of the interfund loan, but may not lend more than 5% of its net assets to any one borrowing portfolio through the Interfund Lending Program. A borrowing portfolio may not borrow through the Interfund Lending Program or from any other source if its

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	39

Notes to Financial Statements	(Cont.)

total outstanding borrowings immediately after the borrowing would be more than 33 1/3% of its total assets (or any lower threshold provided for by the portfolio’s investment restrictions). If a borrowing portfolio’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interfund loan rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending portfolio and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended December 31, 2025, the Portfolio did not participate in the Interfund Lending Program.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The Portfolio may enter into the financial derivative instruments described below to the extent permitted by the Portfolio’s investment policies.

The following disclosures contain information on how and why the Portfolio uses financial derivative instruments, and how financial derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedule of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Schedule of Investments, serve as indicators of the volume of financial derivative activity for the Portfolio.

(a) Forward Foreign Currency Contracts may be engaged, in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily, and the change in value is recorded by the Portfolio as an unrealized gain (loss). Realized gains (losses) are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain (loss) reflected on the Statement of

Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

(b) Futures Contracts are agreements to buy or sell a security or other asset for a set price on a future date and are traded on an exchange. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by the Portfolio (“Futures Variation Margin”). Futures Variation Margins, if any, are disclosed within centrally cleared financial derivative instruments on the Statement of Assets and Liabilities. Gains (losses) are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the Futures Variation Margin included within exchange traded or centrally cleared financial derivative instruments on the Statement of Assets and Liabilities.

(c) Options Contracts may be written or purchased to enhance returns or to hedge an existing position or future investment. The Portfolio may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put, an amount equal to the premium received is recorded and subsequently marked to market to reflect the current value of the option written. These amounts are included on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain (loss). Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold

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(“call”) or purchased (“put”) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included as an asset on the Statement of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) when the underlying transaction is executed.

Foreign Currency Options may be written or purchased to be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

Interest Rate Swaptions may be written or purchased to enter into a pre-defined swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Options on Exchange-Traded Futures Contracts (“Futures Option”) may be written or purchased to hedge an existing position or future investment, for speculative purposes or to manage exposure to market movements. A Futures Option is an option contract in which the underlying instrument is a single futures contract.

Options on Securities may be written or purchased to enhance returns or to hedge an existing position or future investment. An option on a security uses a specified security as the underlying instrument for the option contract.

(d) Swap Agreements are bilaterally negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). The Portfolio may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Centrally Cleared Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Statement of Operations. Daily changes in valuation of centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared financial derivative instruments on the Statement of Assets and Liabilities. Centrally Cleared and OTC swap payments received or paid at the beginning of the measurement period are included on the Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gain (loss) on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain (loss) on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gain (loss) on the Statement of Operations.

For purposes of applying certain of the Portfolio’s investment policies and restrictions, swap agreements, like other derivative instruments, may be valued by the Portfolio at market value, notional value or full exposure value. In the case of a credit default swap, in applying certain of the Portfolio’s investment policies and restrictions, the Portfolio will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of the Portfolio’s other investment policies and restrictions. For example, the Portfolio may value credit default swaps at full exposure value for purposes of the Portfolio’s credit quality guidelines (if any) because such value in general better reflects the Portfolio’s actual economic exposure during the term of the credit default swap agreement. As a result, the Portfolio may, at times, have notional exposure to an asset class (before netting) that is greater or lesser than the stated limit or restriction noted in the Portfolio’s prospectus. In this context, both the notional amount and the market value may be positive or negative depending on whether the Portfolio

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Notes to Financial Statements	(Cont.)

is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by the Portfolio for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may fail to perform or meet an obligation or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates or the values of the asset upon which the swap is based.

The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk may be mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral to the Portfolio to cover the Portfolio’s exposure to the counterparty.

To the extent the Portfolio has a policy to limit the net amount owed to or to be received from a single counterparty under existing swap agreements, such limitation only applies to counterparties to OTC swaps and does not apply to centrally cleared swaps where the counterparty is a central counterparty or derivatives clearing organization.

Credit Default Swap Agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues are entered into to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the swap agreement, undergoes a certain credit event. As a seller of protection on credit default swap agreements, the Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap.

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

Credit default swap agreements on credit indexes involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indexes are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indexes may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets and/or various credit ratings within each sector. Credit indexes are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indexes changes periodically, usually every six months, and for most indexes, each name has an equal weight in the index. Credit default swaps on credit indexes may be used to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indexes are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

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Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues as of period end, if any, are disclosed in the Notes to Schedule of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indexes, the quoted market prices and resulting values, as well as the annual payment rate, serve as an indication of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Portfolio as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which the Portfolio is the seller of protection are disclosed in the Notes to Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or entities.

Interest Rate Swap Agreements may be entered into to help hedge against interest rate risk exposure as the value of the fixed rate bonds that the Portfolio holds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Portfolio with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or ”cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

7. PRINCIPAL AND OTHER RISKS

(a) Principal Risks

The principal risks of investing in the Portfolio, which could adversely affect its net asset value, yield and total return, are listed below. Please see “Description of Principal Risks” in the Portfolio’s prospectus for a more detailed description of the risks of investing in the Portfolio.

Interest Rate Risk is the risk that fixed income securities will fluctuate in value due to changes in interest rates; a portfolio with a longer average portfolio duration will be more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration. Factors such as government policy, inflation, the economy, and market for bonds can impact interest rates and yields.

Call Risk is the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons including declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality. If an issuer calls a security that the Portfolio has invested in, the Portfolio may not recoup the full amount of its initial investment or may not realize the full anticipated earnings from the investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Credit Risk is the risk that the Portfolio could experience losses if the issuer or guarantor of a fixed income security, the counterparty to a derivative contract, or the issuer or guarantor of collateral, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

High Yield Risk is the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of market, credit, call and liquidity risks. High yield securities are considered primarily speculative by rating agencies with respect to the issuer’s continuing ability to make principal and interest payments, and their values may be more volatile than higher-rated securities of similar maturity.

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Notes to Financial Statements	(Cont.)

Market Risk is the risk that the value of securities owned by the Portfolio may fluctuate, sometimes rapidly or unpredictably, due to a variety of factors affecting securities markets generally or particular industries or sectors.

Issuer Risk is the risk that the value of a security may decline for reasons related to the issuer, such as management performance, changes in financial condition or credit rating, financial leverage, reputation or reduced demand for the issuer’s goods or services.

Liquidity Risk is the risk that a particular investment may be difficult to purchase or sell and that the Portfolio may be unable to sell investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity. The liquidity of the Portfolio’s shares may be constrained by the liquidity of the Portfolio’s portfolio holdings.

Derivatives Risk is the risk of investing in derivative instruments (such as forwards, futures, options, swaps and structured securities) and other similar investments, including leverage, liquidity, interest rate, market, counterparty (including credit), operational, legal and management risks, and valuation complexity. Changes in the value of a derivative or other similar investment may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Portfolio could lose more than the initial amount invested. Changes in the value of a derivative or other similar instrument may also create margin delivery or settlement payment obligations for the Portfolio. The Portfolio’s use of derivatives or other similar investments may result in losses to the Portfolio, a reduction in the Portfolio’s returns and/or increased volatility. Non-centrally-cleared over-the-counter (“OTC”) derivatives or other similar investments are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for non-centrally-cleared OTC derivatives or other similar investments. The primary credit risk on derivatives or other similar investments that are exchange-traded or traded through a central clearing counterparty resides with the Portfolio’s clearing broker or the clearinghouse. Changes in regulations relating to a registered fund’s use of derivatives and related instruments could potentially limit or impact the Portfolio’s ability to invest in derivatives, limit the Portfolio’s ability to employ certain strategies that use derivatives or other similar investments and/or adversely affect the value of derivatives or other similar investments and the Portfolio’s performance.

Equity Risk is the risk that the value of equity or equity-related securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity or equity-related securities generally have greater price volatility than fixed income securities. In addition, preferred securities may be subject to greater credit risk or other risks, such as risks related to deferred and omitted distributions, limited voting rights, liquidity, interest rates, regulatory changes and special redemption rights.

Mortgage-Related and Other Asset-Backed Securities Risk is the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk. The Portfolio may invest in any tranche of mortgage-related and other asset-backed securities, including junior and/or equity tranches (to the extent consistent with the Portfolio’s guidelines), which generally carry higher levels of the foregoing risks.

Foreign (Non-U.S.) Investment Risk is the risk that investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a portfolio that invests exclusively in securities of U.S. companies, due to smaller or less developed markets, differing financial reporting, accounting, corporate governance and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable U.S. or foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, political changes, diplomatic developments, trade restrictions (including tariffs) or the imposition of sanctions and other similar measures. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Emerging Markets Risk is the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk.

Sovereign Debt Risk is the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit events resulting from an issuer’s inability or unwillingness to make principal or interest payments in a timely fashion.

Currency Risk is the risk that foreign (non-U.S.) currencies may fluctuate in value relative to the U.S. dollar, which can affect the value of the Portfolio’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Leveraging Risk is the risk that certain transactions of the Portfolio, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, and derivative instruments, may give rise to leverage,

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magnifying gains and losses and causing the Portfolio to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss. The use of leverage may also increase the Portfolio’s sensitivity to interest rate changes and other market risks.

Management Risk is the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio managers in connection with managing the Portfolio and may cause PIMCO to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of the Portfolio will be achieved.

Short Exposure Risk is the risk of entering into short sales or other short positions, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale or other short position will not fulfill its contractual obligations, causing a loss to the Portfolio.

Distribution Rate Risk is the risk that the Portfolio’s distribution rate may change unexpectedly as a result of numerous factors, including changes in realized and projected market returns, fluctuations in market interest rates, Portfolio performance and other factors.

Contingent Convertible Securities Risk is the risk of investing in contingent convertible securities, including the risk that interest payments may be cancelled by the issuer or a regulatory authority, the risk of ranking junior to other creditors in the event of a liquidation or other bankruptcy-related event as a result of holding subordinated debt, the risk of the Portfolio’s investment becoming further subordinated as a result of conversion from debt to equity, the risk of the Portfolio’s investment receiving less favorable treatment than equity of the issuer in certain situations, such as during periods of financial distress or regulatory intervention, the risk that principal amount due can be written down to a lesser amount (including potentially to zero), and the general risks applicable to fixed income investments, including interest rate risk, credit risk, market risk and liquidity risk, any of which could result in losses to the Portfolio.

Turnover Risk is the risk that high levels of portfolio turnover may increase transaction costs and taxes and may lower investment performance.

(b) Other Risks

In general, the Portfolio may be subject to additional risks, including, but not limited to, risks related to government regulation and intervention in financial markets, operational risks, risks associated with financial, economic and global market disruptions, and cyber security risks. Please see the Portfolio’s prospectus and Statement of Additional Information for a more detailed description of the risks of investing in the Portfolio. Please see the Important Information section of this report for additional discussion of certain regulatory and market developments that may impact the Portfolio’s performance.

Market Disruptions Risk The Portfolio is subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including those arising from actual or threatened war or armed conflicts, military conflicts, terrorism, social unrest, recessions, supply chain disruptions, market manipulation, government interventions, defaults and shutdowns, political and regulatory changes or diplomatic developments or the imposition of sanctions and other measures, including the imposition of tariffs, or other U.S. economic policies and any related public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), bank failures and natural/ environmental disasters, which can all negatively impact the securities markets and cause the Portfolio to lose value. These events can also impair the technology and other operational systems upon which the Portfolio’s service providers, including PIMCO as the Portfolio’s investment adviser, rely, and could otherwise disrupt the Portfolio’s service providers’ ability to fulfill their obligations to the Portfolio.

Government Intervention in Financial Markets Federal, state, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which the Portfolio invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Portfolio itself is regulated. Such legislation or regulation could limit or preclude the Portfolio’s ability to achieve its investment objective. Also, while such legislation or regulations are intended to strengthen markets, systems and public finances, they could affect fund expenses and the value of fund investments in unpredictable ways. Furthermore, volatile financial markets can expose the Portfolio to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Portfolio. The value of the Portfolio’s holdings is also generally subject to the risk of future local, national, or global economic disturbances based on unknown weaknesses in the markets in which the Portfolio invests. In addition, it is not certain that the U.S. Government will intervene in response to a future market disturbance and the effect of any such future intervention cannot be predicted. It is difficult for issuers to prepare for the impact of future financial downturns, although companies can seek to identify and manage future uncertainties through risk management programs.

Regulatory Risk Financial entities, such as investment companies and investment advisers, are generally subject to extensive government regulation and intervention. Government regulation and/or intervention may change the way the Portfolio is regulated, affect the expenses incurred directly by the Portfolio and the value of its investments, and

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Notes to Financial Statements	(Cont.)

limit and/or preclude the Portfolio’s ability to achieve its investment objective. Government regulation may change frequently and may have significant adverse consequences. Moreover, government regulation may have unpredictable and unintended effects.

Operational Risk An investment in the Portfolio, like any fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on the Portfolio. While the Portfolio seeks to minimize such events through controls and oversight, there may still be failures that could cause losses to the Portfolio.

Cyber Security Risk As the use of complex information technology and communication systems, including cloud-based technology, has become more prevalent and interconnected in the course of business, the Portfolio has become potentially more susceptible to operational and information security risks resulting from breaches in cyber security despite the efforts of PIMCO, the Portfolio, or their service providers to adopt technologies, processes, and practices intended to mitigate these risks. Disruptions or failures that affect service providers, counterparties, market participants or issuers of securities that are held by the Portfolio may adversely affect PIMCO or the Portfolio, including by causing losses or impairing PIMCO’s or the Portfolio’s operations. A breach in cyber security refers to both intentional and unintentional cyber events that may, among other things, cause the Portfolio to lose proprietary information, suffer data corruption and/or destruction or lose operational capacity, result in the unauthorized release or other misuse of confidential information, or otherwise disrupt normal business operations. Geopolitical tensions can increase the scale and sophistication of deliberate cybersecurity attacks, particularly those from nation-states or from entities with nation-state backing, who may desire to use cybersecurity attacks to cause damage or create leverage against geopolitical rivals. Cyber security failures or breaches may result in financial losses to the Portfolio and its shareholders. These failures or breaches may also result in disruptions to business operations, potentially resulting in financial losses; interference with the Portfolio’s ability to calculate its net asset value, process shareholder transactions or otherwise transact business with shareholders; impediments to trading; violations of applicable privacy and other laws; regulatory fines; penalties; third-party claims in litigation; reputational damage; reimbursement or other compensation costs; additional compliance and cyber security risk management costs and other adverse consequences. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. There is also a risk that cyber security breaches may not be detected. The Portfolio and its shareholders may suffer losses as a result of a cyber security breach related to the Portfolio, its service providers, trading counterparties or the issuers in which the Portfolio invests.

8. MASTER NETTING ARRANGEMENTS

The Portfolio may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes, the Statement of Assets and Liabilities generally presents derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statement of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. The Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase and certain sale-buyback transactions between the Portfolio and select counterparties. Master Repo Agreements maintain provisions for, among other things,

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initiation, income payments, events of default and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA securities, delayed-delivery or certain sale-buyback transactions by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedule of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission. In the United States, counterparty risk may be reduced as creditors of an FCM cannot have a claim to Portfolio assets in the segregated account. FCM customers, such as the Portfolio, are permitted to transfer their customer account (and cleared derivative transactions held in such customer account) from one FCM to another FCM. Upon completion of the transfer, the customer maintains the same economic position with respect to the outstanding exposure. As such, these transfers are not recognized as dispositions and reacquisitions of the affected derivative positions. Variation margin, which reflects changes in market value, is generally exchanged daily, but may not be netted between futures and cleared OTC derivatives unless the parties have agreed to a separate arrangement in respect of portfolio margining. The porting of exposure between FCMs has no impact on the market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin; these values as of period end are disclosed in the Notes to Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by the Portfolio with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. The ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level or as required by regulation. Similarly, if required by regulation, the Portfolio may be required to post additional collateral beyond coverage of daily exposure. These amounts, if any, may (or if required by law, will) be segregated with a third-party custodian. To the extent the Portfolio is required by regulation to post additional collateral beyond coverage of daily exposure, it could potentially incur costs, including in procuring eligible assets to meet collateral requirements, associated with such posting. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

9. FEES AND EXPENSES

(a) Investment Advisory Fee PIMCO is a majority-owned subsidiary of Allianz Asset Management of America LLC (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table in note (b) below.

(b) Supervisory and Administrative Fee PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory Fee and Supervisory and Administrative Fees for all classes, as applicable, are charged at the annual rate as noted in the following table (calculated as a percentage of the Portfolio’s average daily net assets attributable to each class):

Investment Advisory Fee	Supervisory and Administrative Fee
All Classes	Institutional Class	Class M		Administrative Class	Advisor Class
0.25%	0.40%	0.40%	*	0.40%	0.40%

*	This particular share class has been registered with the SEC, but was not operational during the fiscal year ended December 31, 2025.

(c) Distribution and Servicing Fees PIMCO Investments LLC, a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	47

Notes to Financial Statements	(Cont.)

The Trust has adopted an Administrative Services Plan with respect to the Administrative Class shares of the Portfolio pursuant to Rule 12b-1 under the Act (the “Administrative Plan”). Under the terms of the Administrative Plan, the Trust is permitted to compensate the Distributor, out of the Administrative Class assets of the Portfolio, in an amount up to 0.15% on an annual basis of the average daily net assets of that class, for providing, or procuring through financial firms, administrative, recordkeeping and investor services for Administrative Class shareholders of the Portfolio.

The Trust has adopted a separate Distribution and Servicing Plan for each of the Advisor Class and Class M shares of the Portfolio (the “Distribution and Servicing Plans”). The Distribution and Servicing Plans have been adopted pursuant to Rule 12b-1 under the Act. The Distribution and Servicing Plans permit the Portfolio to compensate the Distributor for providing, or procuring through financial firms, distribution, administrative, recordkeeping, shareholder and/or related services with respect to Advisor Class and Class M shares. The Distribution and Servicing Plans permit the Portfolio to make total payments at an annual rate of up to 0.25% of the average daily net assets attributable to its Advisor Class or Class M shares, respectively. The Distribution and Servicing Plan for Class M shares also permits the Portfolio to compensate the Distributor for providing or procuring administrative, recordkeeping, and other investor services at an annual rate of up to 0.20% of the average daily net assets attributable to its Class M shares.

	Distribution Fee	Servicing Fee

Class M*	0.25%	0.20%

Administrative Class	—	0.15%

Advisor Class	0.25%	—

*	This particular share class has been registered with the SEC, but was not operational during the fiscal year ended December 31, 2025.

(d) Portfolio Expenses PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Portfolio, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders, or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses (including, without limitation, fees and expenses of outside legal counsel or third-party consultants retained in connection with reviewing, negotiating and structuring specialized loans and other investments made by the Portfolio, and any costs associated with originating loans, asset securitizations, alternative lending-related strategies and so-called “broken-deal costs” (e.g., fees, costs, expenses and liabilities, including, for example, due diligence-

related fees, costs, expenses and liabilities, with respect to unconsummated investments)); (iv) costs of borrowing money, including interest expenses; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organizational and offering expenses of the Trust and the Portfolio, and any other expenses which are capitalized in accordance with generally accepted accounting principles; and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class.

(e) Remuneration Paid to Directors, Officers and Others (N-CSR Item 10) The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates. The pro rata share of Trustee fees for the Portfolio is reflected on the Statement of Operations as Trustee fees.

(f) Expense Limitation Pursuant to the Expense Limitation Agreement, PIMCO has contractually agreed, through May 1, 2026, to waive a portion of the Portfolio’s Supervisory and Administrative Fee, or reimburse the Portfolio, to the extent that the Portfolio’s organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata share of Trustee fees exceed 0.0049% (the “Expense Limit”) (calculated as a percentage of the Portfolio’s average daily net assets attributable to each class). The Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term. The waiver, if any, is reflected on the Statement of Operations as a component of Waiver and/or Reimbursement by PIMCO. As of December 31, 2025, the amount waived and/or reimbursed was $4,660.

In any month in which the supervision and administration agreement is in effect, PIMCO is entitled to reimbursement by the Portfolio of any portion of the supervisory and administrative fee waived or reimbursed pursuant to the Expense Limitation Agreement (the “Reimbursement Amount”) within thirty-six months of the time of the waiver, provided that such amount paid to PIMCO will not: i) together with any organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata Trustee fees, exceed, for such month, the Expense Limit (or the amount of the

48	PIMCO VARIABLE INSURANCE TRUST

December 31, 2025

expense limit in place at the time the amount being recouped was originally waived if lower than the Expense Limit); ii) exceed the total Reimbursement Amount; or iii) include any amounts previously reimbursed to PIMCO. As of December 31, 2025, there were no recoverable amounts.

10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator and Distributor are related parties. Fees paid to these parties are disclosed in Note 9, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Statement of Assets and Liabilities.

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

12. PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover.” The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective(s), particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, which are borne by the Portfolio. Frequent and active trading of the Portfolio’s portfolio holdings may cause adverse tax consequences for shareholders due to an increase in short-term capital gains and may also adversely impact the Portfolio’s after-tax returns. The transaction costs associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended December 31, 2025 were as follows (amounts in thousands†):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales

$8,452,787	$8,330,346	$464,258	$203,177

†	A zero balance may reflect actual amounts rounding to less than one thousand.

13. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands†):

	Year Ended 12/31/2025		Year Ended 12/31/2024

	Shares	Amount	Shares	Amount

Receipts for shares sold

Institutional Class	2,320	$23,508	3,496	$35,131

Administrative Class	12,098	122,001	10,869	108,138

Advisor Class	15,285	154,809	16,153	160,632
Issued as reinvestment of distributions

Institutional Class	468	4,753	424	4,212

Administrative Class	2,018	20,489	1,682	16,716

Advisor Class	2,282	23,151	1,909	18,980
Cost of shares redeemed

Institutional Class	(2,283)	(22,849)	(621)	(6,189)

Administrative Class	(4,013)	(40,644)	(2,711)	(26,945)

Advisor Class	(15,126)	(154,915)	(3,196)	(31,780)

Net increase (decrease) resulting from Portfolio share transactions	13,049	$130,303	28,005	$278,895

†	A zero balance may reflect actual amounts rounding to less than one thousand.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	49

Notes to Financial Statements	(Cont.)

As of December 31, 2025, two persons owned of record or beneficially 10% or more of the Portfolio’s total outstanding shares, comprising 54% of the Portfolio.

14. REGULATORY AND LITIGATION MATTERS

The Portfolio is not named as a defendant in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened against it.

The foregoing speaks only as of the date of this report.

15. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of December 31, 2025, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

In this reporting period, the Portfolio adopted FASB Accounting Standards Update 2023-09, Income Taxes (Topic 740) — Improvements to Income Tax Disclosures (ASU 2023-09), which enhances income tax disclosures, including disclosure income taxes paid disaggregated by jurisdiction. Adoption of the new standard impacted financial statement disclosures only and did not affect any Portfolio’s financial position or the results of its operations. For the annual period covered by this report, the portfolio did not pay any material federal, state or local income taxes or any material income taxes in foreign jurisdictions.

The Portfolio files U.S. federal, state and local tax returns as required. The Portfolio’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

As of December 31, 2025, the components of distributable taxable earnings are as follows (amounts in thousands†):

	Undistributed Ordinary Income(1)	Undistributed Long-Term Capital Gains	Net Tax Basis Unrealized Appreciation/ (Depreciation)(2)	Other Book-to-Tax Accounting Differences(3)	Accumulated Capital Losses(4)	Qualified Late-Year Loss Deferral - Capital(5)	Qualified Late-Year Loss Deferral - Ordinary(6)	Total Components of Distributable Earnings

PIMCO Income Portfolio	$18,969	$0	$9,802	$(1)	$(19,997)	$0	$0	$8,773

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	Includes undistributed short-term capital gains, if any.
(2)

Adjusted for open wash sale loss deferrals and the accelerated recognition of unrealized gain or loss on certain futures, options, and/or forward contracts for federal income tax purposes. Also adjusted for differences between book and tax realized and unrealized gain (loss) on hyperinflationary investments, swap contracts, straddle loss deferrals, and interest accrued on defaulted securities.

(3)	Represents differences in income tax regulations and financial accounting principles generally accepted in the United States of America, mainly for organizational expenditures.
(4)	Capital losses available to offset future net capital gains as shown below.
(5)	Capital losses realized during the period November 1, 2025 through December 31, 2025 which the Portfolio elected to defer to the following taxable year pursuant to income tax regulations.
(6)	Specified losses realized during the period November 1, 2025 through December 31, 2025 which the Portfolio elected to defer to the following taxable year pursuant to income tax regulations.

Under the Regulated Investment Company Modernization Act of 2010, a portfolio is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

50	PIMCO VARIABLE INSURANCE TRUST

December 31, 2025

As of December 31, 2025, the Portfolio had the following post-effective capital losses with no expiration (amounts in thousands†):

	Short-Term	Long-Term

PIMCO Income Portfolio	$4,688	$15,309

†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of December 31, 2025, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands†):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(7)

PIMCO Income Portfolio	$1,616,129	$55,937	$(46,263)	$9,674

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(7)

Adjusted for open wash sale loss deferrals and the accelerated recognition of unrealized gain or loss on certain futures, options, and/or forward contracts for federal income tax purposes. Also adjusted for differences between book and tax realized and unrealized gain (loss) on hyperinflationary investments, swap contracts, straddle loss deferrals, and interest accrued on defaulted securities.

For the fiscal years ended December 31, 2025 and December 31, 2024, respectively, the Portfolio made the following tax basis distributions (amounts in thousands†):

	December 31, 2025			December 31, 2024

	Ordinary Income Distributions(8)	Long-Term Capital Gain Distributions	Return of Capital(9)	Ordinary Income Distributions(8)	Long-Term Capital Gain Distributions	Return of Capital(9)

PIMCO Income Portfolio	$48,432	$0	$0	$39,908	$0	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(8)	Includes short-term capital gains distributed, if any.
(9)

A portion of the distributions made represents a tax return of capital. Return of capital distributions have been reclassified from undistributed net investment income to paid-in capital to more appropriately conform financial accounting to tax accounting.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	51

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of PIMCO Variable Insurance Trust and Shareholders of PIMCO Income Portfolio

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of PIMCO Income Portfolio (one of the portfolios constituting PIMCO Variable Insurance Trust, hereafter referred to as the “Portfolio”) as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statement of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian, transfer agent, brokers and agent banks; when replies were not received from brokers or agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Kansas City, Missouri

February 19, 2026

We have served as the auditor of one or more investment companies in PIMCO Variable Insurance Trust since 1998.

52	PIMCO VARIABLE INSURANCE TRUST

Glossary:	(abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:

AZD	Australia and New Zealand Banking Group	FAR	Wells Fargo Bank National Association	MYI	Morgan Stanley & Co. International PLC

BOA	Bank of America N.A.	GLM	Goldman Sachs Bank USA	NGF	Nomura Global Financial Products, Inc.

BPS	BNP Paribas S.A.	GSC	Goldman Sachs & Co. LLC	NOM	Nomura Securities International, Inc.

BRC	Barclays Bank PLC	GST	Goldman Sachs International	SAL	Citigroup Global Markets, Inc.

BSH	Banco Santander S.A. - New York Branch	JPM	JP Morgan Chase Bank N.A.	SCX	Standard Chartered Bank, London

CBK	Citibank N.A.	MBC	HSBC Bank Plc	UAG	UBS AG Stamford

DUB	Deutsche Bank AG	MYC	Morgan Stanley Capital Services LLC

Currency Abbreviations:

AUD	Australian Dollar	IDR	Indonesian Rupiah	NZD	New Zealand Dollar

BRL	Brazilian Real	ILS	Israeli Shekel	PEN	Peruvian New Sol

CAD	Canadian Dollar	INR	Indian Rupee	PLN	Polish Zloty

CHF	Swiss Franc	JPY	Japanese Yen	SGD	Singapore Dollar

CLP	Chilean Peso	KRW	South Korean Won	THB	Thai Baht

CNH	Chinese Renminbi (Offshore)	KWD	Kuwaiti Dinar	TRY	Turkish New Lira

COP	Colombian Peso	KZT	Kazakhstani Tenge	TWD	Taiwanese Dollar

EUR	Euro	MXN	Mexican Peso	USD (or $)	United States Dollar

GBP	British Pound	NGN	Nigerian Naira	ZAR	South African Rand

Exchange Abbreviations:

OTC	Over the Counter

Index/Spread Abbreviations:

BISTREFI	Turkish Lira Overnight Reference Rate	CMBX	Commercial Mortgage-Backed Index	SONIO	Sterling Overnight Interbank Average Rate

Bobl	Bundesobligation, the German word for federal government bond	EUR003M	3 Month EUR Swap Rate	TSFR1M	Term SOFR 1-Month

CDX.EM	Credit Derivatives Index - Emerging Markets	MUTKCALM	Tokyo Overnight Average Rate	TSFR3M	Term SOFR 3-Month

CDX.HY	Credit Derivatives Index - High Yield	SOFR	Secured Overnight Financing Rate	UKRPI	United Kingdom Retail Prices Index

CDX.IG	Credit Derivatives Index - Investment Grade

Other Abbreviations:

ABS	Asset-Backed Security	CLO	Collateralized Loan Obligation	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.

ALT	Alternate Loan Trust	CMBS	Collateralized Mortgage-Backed Security	OIS	Overnight Index Swap

BABs	Build America Bonds	DAC	Designated Activity Company	PIK	Payment-in-Kind

BBR	Bank Bill Rate	EURIBOR	Euro Interbank Offered Rate	REMIC	Real Estate Mortgage Investment Conduit

BBSW	Bank Bill Swap Reference Rate	JIBAR	Johannesburg Interbank Agreed Rate	TBA	To-Be-Announced

BRL-CDI	Brazil Interbank Deposit Rate	JSC	Joint Stock Company	TIIE	Tasa de Interés Interbancaria de Equilibrio “Equilibrium Interbank Interest Rate”

CHILIBOR	Chile Interbank Offered Rate

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	53

Distribution Information	(Unaudited)

For purposes of Section 19 of the Investment Company Act of 1940 (the “Act”), the portfolio estimated the periodic sources of any dividends paid during the period covered by this report in accordance with good accounting practice. Pursuant to Rule 19a-1(e) under the Act, the table below sets forth the actual source information for dividends paid during the six month period ended December 31, 2025 calculated as of each distribution period pursuant to Section 19 of the Act. The information below is not provided for U.S. federal income tax reporting purposes. The tax character of all dividends and distributions is reported on Form 1099-DIV (for shareholders who receive U.S. federal tax reporting) at the end of each calendar year. See the Financial Highlights section of this report for the tax characterization of distributions determined in accordance with federal income tax regulations for the fiscal year.

PIMCO Income Portfolio

Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

July 2025	$0.0456	$0.0000	$0.0000	$0.0456

August 2025	$0.0466	$0.0000	$0.0000	$0.0466

September 2025	$0.0412	$0.0000	$0.0000	$0.0412

October 2025	$0.0495	$0.0000	$0.0000	$0.0495

November 2025	$0.0405	$0.0000	$0.0000	$0.0405

December 2025	$0.0465	$0.0000	$0.0000	$0.0465

Administrative Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

July 2025	$0.0443	$0.0000	$0.0000	$0.0443

August 2025	$0.0453	$0.0000	$0.0000	$0.0453

September 2025	$0.0400	$0.0000	$0.0000	$0.0400

October 2025	$0.0481	$0.0000	$0.0000	$0.0481

November 2025	$0.0393	$0.0000	$0.0000	$0.0393

December 2025	$0.0451	$0.0000	$0.0000	$0.0451

Advisor Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

July 2025	$0.0435	$0.0000	$0.0000	$0.0435

August 2025	$0.0444	$0.0000	$0.0000	$0.0444

September 2025	$0.0392	$0.0000	$0.0000	$0.0392

October 2025	$0.0472	$0.0000	$0.0000	$0.0472

November 2025	$0.0385	$0.0000	$0.0000	$0.0385

December 2025	$0.0442	$0.0000	$0.0000	$0.0442

*

The source of dividends provided in the table differs, in some respects, from information presented in this report prepared in accordance with generally accepted accounting principles, or U.S. GAAP. For example, net earnings from certain interest rate swap contracts are included as a source of net investment income for purposes of Section 19(a). Accordingly, the information in the table may differ from information in the accompanying financial statements that are presented on the basis of U.S. GAAP and may differ from tax information presented in the footnotes. Amounts shown may include accumulated, as well as fiscal period net income and net profits.

**	Occurs when a portfolio distributes an amount greater than its accumulated net income and net profits. Amounts are not reflective of a portfolio net income, yield, earnings or investment performance.

54	PIMCO VARIABLE INSURANCE TRUST

Federal Income Tax Information	(Unaudited)

As required by the Internal Revenue Code (“Code”) and Treasury Regulations, if applicable, shareholders must be notified within 60 days of the Portfolio’s fiscal year end regarding the status of qualified dividend income and the dividend received deduction.

Dividend Received Deduction. Corporate shareholders are generally entitled to take the dividend received deduction on the portion of a portfolio’s dividend distribution that qualifies under tax law. The percentage of the following Portfolio’s fiscal 2025 ordinary income dividend that qualifies for the corporate dividend received deduction is set forth below.

Qualified Dividend Income. Under the Jobs and Growth Tax Relief Reconciliation Act of 2003, the following percentage of ordinary dividends paid during the fiscal year ended December 31, 2025 was designated as “qualified dividend income” as defined in the Jobs and Growth Tax Relief Reconciliation Act of 2003 subject to reduced tax rates in 2025.

Qualified Interest Income and Qualified Short-Term Capital Gain (for non-U.S. resident shareholders only). Under the American Jobs Creation Act of 2004, the following amounts of ordinary dividends paid during the fiscal year ended December 31, 2025 are considered to be derived from “qualified interest income,” as defined in Section 871(k)(1)(E) of the Code, and therefore are designated as interest-related dividends, as defined in Section 871(k)(1)(C) of the Code. Further, the following amounts of ordinary dividends paid during the fiscal year ended December 31, 2025 are considered to be derived from “qualified short-term capital gain,” as defined in Section 871(k)(2)(D) of the Code, and therefore are designated as qualified short-term gain dividends, as defined by Section 871(k)(2)(C) of the Code.

Section 163(j) Interest Dividends. The Portfolio intends to pass through the maximum amount allowable as Section 163(j) Interest defined in Proposed Treasury Section 1.163(j)-1(b).

Section 199A Dividends. The Portfolio intends to pass through the maximum amount allowable as Section 199A Dividends defined in Proposed Treasury Section 199A-3(d).

	Dividend Received Deduction %	Qualified Dividend Income %	Qualified Interest Income (000s)†	Qualified Short-Term Capital Gains (000s)†

PIMCO Income Portfolio	0.00%	0.00%	$26,545	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

Shareholders are advised to consult their own tax advisor with respect to the tax consequences of their investment in the Trust. In January 2026, you will be advised on IRS Form 1099-DIV as to the federal tax status of the dividends and distributions received by you in calendar year 2025.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	55

Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8)	(Unaudited)

Not applicable.

56	PIMCO VARIABLE INSURANCE TRUST

Proxy Disclosures for Open-End Management Investment Companies (N-CSR Item 9)	(Unaudited)

Not applicable.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	57

Approval of Investment Advisory Contract and Other Agreements (N-CSR Item 11)

At a meeting held on August 19-20, 2025, the Board of Trustees (the “Board”) of PIMCO Variable Insurance Trust (the “Trust”), including the Trustees who are not “interested persons” of the Trust under the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered and unanimously approved the renewal of the Amended and Restated Investment Advisory Contract (the “Investment Advisory Contract”) between the Trust, on behalf of the Trust’s series (each, a “Portfolio” and collectively, the “Portfolios”), and Pacific Investment Management Company LLC (“PIMCO”), for an additional one-year term through August 31, 2026.

The Board also considered and unanimously approved the renewal of the Amended and Restated Supervision and Administration Agreement (the “Supervision and Administration Agreement”) between the Trust, on behalf of the Portfolios, and PIMCO for an additional one-year term through August 31, 2026. In addition, the Board considered and unanimously approved the renewal of the Amended and Restated Asset Allocation Sub-Advisory Agreement (the “Asset Allocation Agreement” and, together with the Investment Advisory Contract and the Supervision and Administration Agreement, the “Agreements”) between PIMCO, on behalf of PIMCO All Asset Portfolio, a series of the Trust, and Research Affiliates, LLC (“Research Affiliates”) for an additional one-year term through August 31, 2026.

Further, the Board considered and unanimously approved the renewal of any investment management agreements between PIMCO and any wholly-owned subsidiaries (each, a “Subsidiary” and, collectively, the “Subsidiaries”) of certain of the Portfolios (collectively, the “Subsidiary Agreements”), each for the same additional one-year term through August 31, 2026.

The information, material factors and conclusions that formed the basis for the Board’s approvals are summarized below.

1. INFORMATION RECEIVED

(a) Materials Reviewed During the course of the past year, the Trustees received a wide variety of materials relating to the services provided by PIMCO and Research Affiliates to the Trust. At each of its quarterly meetings, the Board reviewed the Portfolios’ investment performance and information relating to Portfolio operations, including shareholder services, valuation and custody, the Portfolios’ compliance program and other information relating to the nature, extent and quality of services provided by PIMCO and Research Affiliates to the Trust and each of the Portfolios, as applicable. In considering whether to approve the renewal of the Agreements and the Subsidiary Agreements, the Board reviewed additional information, including, but not limited to: comparative industry data with regard to investment performance; advisory and supervisory and administrative fees and expenses; financial information for PIMCO, including, where relevant, financial information for Research Affiliates; information regarding the profitability to PIMCO of its relationship with the Portfolios; information about the personnel providing investment management services, other advisory services and supervisory and administrative services to the Portfolios; and information about the fees charged and services provided to other clients with similar investment mandates as the Portfolios, where applicable. In addition, the Board reviewed materials provided by counsel to the Trust and the Independent Trustees (“Counsel”), which included, among other things, a memorandum outlining legal duties of the Board in considering the renewal of the Agreements and the Subsidiary Agreements.

With respect to the Subsidiary Agreements, the Trustees considered that each Portfolio that has a Subsidiary may utilize its Subsidiary to execute its investment strategy and that PIMCO provides investment advisory and administrative services to the Subsidiaries pursuant to the Subsidiary Agreements in the same manner as it does for such Portfolios that have Subsidiaries under the Investment Advisory Contract and Supervision and Administration Agreement. The Trustees also considered that, with respect to each Subsidiary, PIMCO does not retain a separate advisory or other fee from the Subsidiary, and that PIMCO’s profitability with respect to each Portfolio that has a Subsidiary is not positively impacted as a result of the Subsidiary Agreements. The Trustees determined, therefore, that it was appropriate to consider the approval of the Subsidiary Agreements collectively with their consideration of the continuation of the Agreements.

(b) Review Process In connection with considering the renewal of the Agreements, the Board reviewed written materials prepared by PIMCO and, where applicable, Research Affiliates in response to requests from Counsel encompassing a wide variety of topics. The Board requested and received assistance and advice regarding, among other things, applicable legal standards from Counsel, and reviewed comparative fee and performance data prepared at the Board’s request by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company performance information and fee and expense data. The Board received presentations on matters related to the Agreements and met both as a full Board and in a separate session of the Independent Trustees, without management present, at the August 19-20, 2025 meeting. The Independent Trustees also met via video conference with Counsel on July 23, 2025, and conducted a video conference meeting on August 13, 2025 with management and Counsel to discuss the materials presented and other matters deemed relevant to their consideration of the renewal of the Agreements. In connection with its review of the Agreements, the Board received comparative information on the performance, the risk-adjusted performance and the fees and expenses of other peer group funds and

58	PIMCO VARIABLE INSURANCE TRUST

(Unaudited)

share classes, where appropriate. The Independent Trustees also requested and received supplemental information, including information regarding Broadridge peer classifications, the investment strategies and outflows for certain Portfolios, Portfolio performance and profitability.

The approval determinations were made on the basis of each Trustee’s business judgment after consideration and evaluation of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to approve the renewal of the Agreements, the Board did not identify any single factor or particular information that, in isolation, was controlling. The discussions below are intended to summarize the broad factors and information that figured prominently in the Board’s consideration of the renewal of the Agreements, but is not intended to summarize all of the factors considered by the Board.

2. NATURE, EXTENT AND QUALITY OF SERVICES

(a) PIMCO, Research Affiliates, their Personnel and Resources  The Board considered the depth and quality of PIMCO’s investment management process, including, but not limited to: the experience, capability and integrity of its senior management and other personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address changes in the Portfolios’ asset levels. The Board also considered the various services, in addition to portfolio management that PIMCO provides to the Portfolios. The Board noted that PIMCO makes available to its investment professionals a variety of resources and systems relating to, for example, investment management, compliance, trading, performance and portfolio accounting. The Board also noted PIMCO’s commitment to enhancing and investing in its global infrastructure, technology capabilities, risk management processes and the specialized talent needed for the competitive investment management industry and to strengthen its ability to deliver advisory services under the Investment Advisory Contract. The Board considered PIMCO’s policies, procedures and systems reasonably designed to assure compliance with applicable laws and regulations, including recently adopted regulations impacting the Portfolios, and its commitment to further developing and strengthening these programs; its oversight of matters that may involve conflicts of interest between the Portfolios’ investments and those of other accounts managed by PIMCO; and its efforts to keep the Trustees informed about matters relevant to the Portfolios and their shareholders. The Board also considered PIMCO’s continuous investment in its disciplines and personnel, which has enhanced PIMCO’s services to the Portfolios and has allowed PIMCO to introduce innovative new portfolios over time and other investment options that have the potential to benefit shareholders. In addition, the Board considered the nature, extent and quality of services provided by PIMCO to the Subsidiaries of certain applicable Portfolios.

In addition, the Trustees considered new services and service enhancements that PIMCO has implemented, including, but not limited to investing in its cybersecurity program and business continuity functions, including the ongoing development of its own proprietary software and applications to support the Portfolios. Similarly, the Board considered the asset allocation services provided by Research Affiliates to the PIMCO All Asset Portfolio. The Board further considered PIMCO’s ongoing supervision and oversight of Research Affiliates in connection with Research Affiliates providing asset allocation services to the All Asset Portfolio. The Board also considered the depth and quality of Research Affiliates’ investment management and research capabilities, the experience and capabilities of their portfolio management personnel and the overall financial strength of the organization. Ultimately, the Board concluded that the nature, extent and quality of services provided or procured by PIMCO under the Agreements and the Subsidiary Agreements and provided by Research Affiliates under the Asset Allocation Agreement are likely to continue to benefit the Portfolios and their shareholders, as applicable.

(b) Other Services  The Board also considered the nature, extent and quality of supervisory and administrative services provided by PIMCO to the Portfolios under the Supervision and Administration Agreement.

The Board considered the terms of the Supervision and Administration Agreement, under which the Trust pays for the supervisory and administrative services provided pursuant to that agreement under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO provides or procures certain supervisory and administrative services and bears the costs of various third party services required by the Portfolios, including, but not limited to, audit, custodial, portfolio accounting, ordinary legal, transfer agency, sub-accounting and printing costs. The Board also noted that the scope and complexity, as well as the costs, of the supervisory and administrative services provided by PIMCO under the Supervision and Administration Agreement is expected to continue to increase. The Board considered PIMCO’s provision of supervisory and administrative services and its supervision of the Trust’s third party service providers.

Ultimately, the Board concluded that the nature, extent and quality of the services provided or procured by PIMCO have benefited, and will likely continue to benefit, the Portfolios and their shareholders.

3. INVESTMENT PERFORMANCE

The Board reviewed information from PIMCO concerning the Portfolios’ performance, as available, over short- and long-term periods ended March 31, 2025 and other performance data, as available, over short- and long-term periods ended June 30, 2025 (the “PIMCO Report”) and

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	59

Approval of Investment Advisory Contract and Other Agreements (N-CSR Item 11)	(Cont.)

from Broadridge concerning the Portfolios’ performance, as available, over short- and long-term periods ended March 31, 2025 (the “Broadridge Report”). The Board also noted that the Broadridge Report incorporated peer classifications from Morningstar for the Portfolios for which it was believed that Morningstar provided a better comparison.

The Board considered information regarding both the short- and long-term relative and absolute investment performance of each Portfolio relative to its Portfolio peer group, where appropriate, and relevant to the specified index as provided to the Board (the “performance index”) in advance of each of its quarterly meetings throughout the year, including the PIMCO Report and Broadridge Report. The Trustees reviewed information indicating that classes of each Portfolio would have substantially similar performance to that of the Administrative Class of the relevant Portfolio on a relative basis because all of the classes are invested in the same portfolio of investments and that differences in performance among classes could principally be attributed to differences in the supervisory and administrative fees and distribution and/or servicing expenses of each class. The Board noted that, due to differences (such as specific investment strategies or fee structures) between certain of the Portfolios and their so-called peers in the Broadridge categories, performance comparisons may not be particularly relevant to the consideration of Portfolio performance, but found the comparative information supported its overall evaluation.

The Trustees noted that a majority of the Portfolios (based on the Administrative Class performance) have outperformed their respective performance indexes over the one-, three, five and ten-year periods ended March 31, 2025. The Board also noted the amounts of Portfolio assets (based on the Administrative Class performance) that outperformed their relative performance indexes on a net fee basis over the one-, three- and five year periods ended June 30, 2025. The Board considered that, according to the Broadridge Report, the Portfolios generally performed well versus competitors during the long-term, but that certain Portfolios had underperformed in comparison to their respective peer groups or performance indexes, or both, on a net-of-fees basis over certain short- and long-term periods. With respect to the Portfolios that underperformed to a certain degree over such periods, the Board discussed with PIMCO the reasons for the underperformance of such Portfolios. The Board also considered actions that have been taken by PIMCO to attempt to improve performance and took note of PIMCO’s plans to monitor performance going forward. Depending on the circumstances, the Independent Trustees may be satisfied with a Portfolio’s performance notwithstanding that it lags its performance index or peer group for certain periods.

The Board ultimately concluded, within the context of all of its considerations in connection with the Agreements and the Subsidiary

Agreements, that PIMCO’s performance record and process in managing the Portfolios indicates that its continued management is likely to benefit the Portfolios and their shareholders and merits the approval of the renewal of the Agreements and the Subsidiary Agreements.

4. ADVISORY FEES, SUPERVISORY AND ADMINISTRATIVE FEES AND TOTAL EXPENSES

The Board considered that PIMCO seeks to price new funds and classes to scale at the outset. The Board noted that PIMCO generally seeks to price new funds and classes competitively against the median total expense ratio of the respective Broadridge peer group, if available, while acknowledging that a fee premium may be appropriate for innovative investment offerings. PIMCO reported to the Board that, in proposing fees for any Portfolio or class of shares, it considers a number of factors, including, but not limited to, the type and complexity of the services provided, the cost of providing services, the risk assumed by PIMCO in the development of products and the provision of services and the competitive marketplace for financial products. Fees charged to or proposed for different Portfolios for advisory services and supervisory and administrative services may vary in light of these various factors. The Board also considered that PIMCO reviews the Portfolios’ fee levels and carefully considers changes where appropriate due to competitive positioning considerations, observed long-term notable underperformance and significant misalignments with the level or quality of services being provided or a change in the overall strategic positioning of the Portfolios.

The Board reviewed the advisory fees, supervisory and administrative fees and total expense ratios (including total expense ratios net of fee waivers and expense limitation agreements, as applicable) of the Portfolios (excluding, as may be applicable, extraordinary expenses, interest expenses, acquired fund fees and expenses, and certain other items) (each as a percentage of average net assets) and compared such amounts with the average and median fee and expense levels of other similar funds. The Board also reviewed information relating to the sub-advisory fees paid to Research Affiliates with respect to applicable Portfolios, taking into account that PIMCO compensates Research Affiliates from the advisory fees paid by such Portfolios to PIMCO. With respect to advisory fees, the Board reviewed data from the Broadridge Report that compared the average and median advisory fees of other funds in a “Peer Group” of comparable funds, where appropriate, as well as the universe of other similar funds. The Board reviewed materials indicating that, a number of Portfolios have total expense ratios that fall below the average and median expense ratios in their Peer Group and Broadridge universe. In addition, the Board considered the expense limitation agreement in place for all of the Portfolios and fee waivers in place for certain of the Portfolios, and also noted the fee waivers in place with respect to the advisory fee and supervisory and administrative fee that might result from investments by applicable Portfolios in their respective Subsidiaries.

60	PIMCO VARIABLE INSURANCE TRUST

(Unaudited)

The Board also reviewed data comparing the Portfolios’ advisory and/or management fees to the fee rates PIMCO charged to registered funds (open-end, closed-end and interval), private funds, and non-U.S. registered funds, separate accounts, sub-advised clients and collective investment trusts with similar investment strategies. In cases where the fees for other clients were lower than those charged to the Portfolios, the Trustees noted that the differences in fees were attributable to various factors, including, but not limited to, differences in advisory and other services provided by PIMCO to the Portfolios, differences in the number or extent of the services provided by PIMCO to the Portfolios, the manner in which similar portfolios may be managed, different requirements with respect to liquidity and derivatives management and the implementation and compliance of other regulatory requirements, and the fact that separate accounts may have other contractual arrangements or arrangements across PIMCO strategies that justify different levels of fees. The Board considered that, with respect to collective investment trusts, PIMCO performs fewer or less extensive services because collective investment trusts are generally exempt from SEC regulation and typically involve lower compliance costs; investors in a collective investment trust may receive shareholder services from a trustee bank, rather than PIMCO; collective investment trusts have less regulatory disclosure; and the management structure of collective investment trusts differs from that of funds. The Trustees also considered that PIMCO faces increased entrepreneurial, legal and regulatory risk in sponsoring and managing mutual funds and ETFs as compared to separate accounts, external sub-advised funds or other investment products. In addition, the Trustees considered that PIMCO may charge certain private funds with similar investment mandates lower fees than the Portfolios because such private funds are not required to accept daily redemptions or price their assets on a daily basis, generally do not accept small investors with small account balances and operate under a less onerous and proscriptive regulatory regime.

Regarding advisory fees charged by PIMCO in its capacity as sub-adviser to third party/unaffiliated funds, the Trustees took into account that such fees may be lower than the fees charged by PIMCO to serve as adviser to the Portfolios. The Trustees also took into account that there are various reasons for any such differences in fees, including, but not limited to, the fact that PIMCO may be subject to varying levels of entrepreneurial, legal and regulatory risk and different servicing requirements when PIMCO does not serve as the sponsor of a fund and is not principally responsible for all aspects of a fund’s investment program and operations as compared to when PIMCO serves as investment adviser and sponsor.

The Board considered the Portfolios’ supervisory and administrative fees, comparing them to similar funds managed by other investment advisers in the Broadridge Report. The Board also considered that, as the Portfolios’ business has become increasingly complex and the number of Portfolios has grown over time, PIMCO is responsible for providing a broad array of fund supervision and administrative functions, including, but not limited to: compliance oversight and testing, legal services, risk management, technology, shareholder servicing, reporting, business management and executive leadership. In addition, the Board considered the Trust’s unified fee structure, under which the Trust pays for the supervisory and administrative services it requires for one set fee for each Portfolio. In return for this unified fee, PIMCO provides or procures supervisory and administrative services and bears the costs of various third party services required by the Portfolios, including audit, custodial, portfolio accounting, ordinary legal, transfer agency, sub-accounting and printing costs. The Board further considered that many other funds pay for comparable services separately, and thus it is difficult to directly compare the Trust’s unified supervisory and administrative fees with the fees paid by other funds for administrative services alone. The Board also considered that the unified supervisory and administrative fee leads to Portfolio fees that are fixed over the contract period, rather than variable. The Board noted that, although the unified fee structure does not have breakpoints, it inherently reflects certain economies of scale by fixing the absolute level of Portfolio fees at competitive levels over the contract period even if the Portfolios’ operating costs rise, such as when assets remain flat or decrease. Other factors the Board considered in assessing the unified fee include PIMCO’s approach of pricing Portfolios at scale at inception and reinvesting in other important areas of the business that support the Portfolios. The Board considered historical advisory and/or supervisory and administrative (as may be applicable) fee reductions implemented for different Portfolios and classes, noting that the unified fee can be increased or decreased in subsequent contractual periods with Board approval and is subject to the periodic reviews discussed above. The Board noted that, with few exceptions, PIMCO has generally maintained Portfolio fees at the same level as implemented when the unified fee was adopted, and has reduced fees for a number of Portfolios in prior years. The Board concluded that the Portfolios’ supervisory and administrative fees were reasonable in relation to the value of the services provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Supervision and Administration Agreement represent, in effect, a cap on overall Portfolio fees during the contractual period, which is beneficial to the Portfolios and their shareholders.

The Board considered the Portfolios’ total expense ratios and discussed with PIMCO certain Portfolios and/or classes of Portfolios that had above median total expense ratios. Upon comparing the Portfolios’ total expense ratios to other funds in the “Peer Groups” provided by the Broadridge Report, where appropriate, the Board found total expense ratios of each Portfolio to be reasonable.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	61

Approval of Investment Advisory Contract and Other Agreements (N-CSR Item 11)	(Cont.)

The Trustees also considered the advisory fees charged to the Portfolios that invest in other investment companies or operate as funds of funds (the “Funds of Funds”) and the advisory services provided in exchange for such fees. The Trustees determined that such services were in addition to the advisory services provided to the underlying funds in which the Funds of Funds may invest and, therefore, such services were not duplicative of the advisory services provided to the underlying funds. The Board also considered the various fee waiver agreements in place for the Funds of Funds. The Board noted that PIMCO is continuing waivers for these Funds of Funds, as well as for certain other Portfolios of the Trust.

Based on the information presented by PIMCO, Research Affiliates and Broadridge, members of the Board determined, in the exercise of their business judgment, that the level of the advisory fees and supervisory and administrative fees charged by PIMCO under the Agreements and the Subsidiary Agreements, the fees charged by Research Affiliates under the Asset Allocation Agreement, and the total expense ratios of each Portfolio, are reasonable.

5. ADVISER COSTS, LEVEL OF PROFITS AND ECONOMIES OF SCALE

The Board reviewed information regarding PIMCO’s costs of providing services to, as well as the resulting level of profits from, the Portfolios. To the extent applicable, the Board also reviewed information regarding the portion of a Portfolio’s advisory fee retained by PIMCO, following the payment of sub-advisory fees to Research Affiliates, with respect to the Portfolios. Additionally, the Board discussed PIMCO’s pre- and post-distribution profit margin ranges with respect to the Portfolios, as compared to the prior year. The Board also noted that it had received information regarding the structure and manner in which PIMCO’s investment professionals were compensated, and PIMCO’s view of the relationship of such compensation to the recruitment and retention of quality personnel. The Board considered PIMCO’s investment in global infrastructure, technology capabilities, risk management processes and qualified personnel to reinforce existing services, offer new services, and accommodate changing regulatory requirements.

The Board considered the existence of any economies of scale and noted that, to the extent that PIMCO achieves economies of scale in managing the Portfolios, PIMCO shares the benefits of such economies of scale, if any, with the Portfolios and their shareholders in a number of ways, including investing in portfolio and trade operations management, firm technology, middle and back office support, legal and compliance, and fund administration logistics; senior management supervision, governance and oversight of those services; and through fee reductions or waivers, the pricing of Portfolios to scale from inception and the enhancement of services provided to the Portfolios in return for fees paid. The Board considered that the Portfolios’ unified fee rates had been set competitively and/or priced to scale from inception, had been held steady during the contractual period at that scaled competitive rate for most Portfolios as assets grew, or as assets declined in the case of some Portfolios, and continued to be competitive compared with peers. The Board also considered that the unified fee is a transparent means of informing a Portfolio’s shareholders of the fees associated with the Portfolio, and that the Portfolio bears certain expenses that are not covered by the advisory fee or the unified fee. The Board further considered the challenges that arise when managing large funds, which can result in certain “diseconomies” of scale and noted that PIMCO has continued to reinvest in many areas of the business to support the Portfolios.

The Trustees considered that the unified fee has provided inherent economies of scale because a Portfolio maintains competitive fixed fees over the annual contract period even if the particular Portfolio’s assets decline and/or operating costs rise. The Trustees further considered that, in contrast, breakpoints may be a proxy for charging higher fees on lower asset levels and that when a fund’s assets decline, breakpoints may reverse, which causes expense ratios to increase. The Trustees also considered that, unlike the Portfolios’ unified fee structure, funds with “pass through” expense structures may experience increased expense ratios when fixed dollar fees are charged against declining fund assets. The Trustees also reviewed materials demonstrating the benefits of the unified fee to shareholders during market downturns and/or periods of high volatility. In addition, the Trustees considered that the unified fee protects shareholders from a rise in administrative and operating costs that may result from, among other things, PIMCO’s investments in various business enhancements and infrastructure, including those referenced above. The Trustees noted that PIMCO’s investments in these areas are extensive.

The Board concluded that the Portfolios’ cost structures were reasonable and that PIMCO is appropriately sharing economies of scale, if any, through the Portfolios’ unified fee structure, generally pricing Portfolios to scale at inception and reinvesting in its business to provide enhanced and expanded services to the Portfolios and their shareholders.

6. ANCILLARY BENEFITS

The Board considered other benefits realized by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust. Such benefits may include possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the Trust or third party service providers’ relationship-level fee concessions, which decrease fees paid by PIMCO. Such benefits also include ancillary benefits to PIMCO or its employees related to service or rate offers in financial firms’ other business lines, which can result in

62	PIMCO VARIABLE INSURANCE TRUST

(Unaudited)

PIMCO or its employees having access to more favorable products or rates. The Board also considered that affiliates of PIMCO provide distribution and/or shareholder services to the Portfolios and their shareholders, for which they may be compensated through distribution and servicing fees paid pursuant to the Portfolios’ Rule 12b-1 plans or otherwise. In addition, the Board considered that PIMCO may benefit indirectly from its use of the HUB technology platform, a joint venture between PIMCO, Man Group, S&P Global, Microsoft and State Street, and its recent strategic managed service arrangement with a third-party consultant. The Board noted that, while PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Portfolios, it has adopted a policy not to enter into contractual soft dollar arrangements.

7. CONCLUSIONS

Based on their review, including the comprehensive consideration and evaluation of each of the broad factors and information summarized above, the Independent Trustees and the Board as a whole concluded that the nature, extent and quality of the services rendered to the Portfolios by PIMCO and Research Affiliates supported the renewal of the Agreements and the Subsidiary Agreements. The Independent Trustees and the Board as a whole concluded that the Agreements and the Subsidiary Agreements continued to be fair and reasonable to the Portfolios and their shareholders, that the fees charged under the Investment Advisory Contract, Supervision and Administration Agreement and the Subsidiary Agreements and the fees charged by Research Affiliates under the Asset Allocation Agreement on behalf of the Portfolios were fair and reasonable in light of the services provided, and that the renewal of the Agreements and the Subsidiary Agreements was in the best interests of the Portfolios and their shareholders.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	63

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Co.

2323 Grand Boulevard, 5th Floor

Kansas City, MO 64108

Transfer Agent

SS&C Global Investor & Distribution Solutions, Inc.

80 Lamberton Road

Windsor, CT 06095

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Variable Insurance Trust.

pimco.com/pvit

PVITINCOMEFSTMAR_123125

PIMCO VARIABLE INSURANCE TRUST

Annual Financial and Other Information

December 31, 2025

PIMCO International Bond Portfolio (U.S. Dollar-Hedged)

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. (The variable product prospectus may be obtained by contacting your Investment Consultant.)

Important Information About the PIMCO International Bond Portfolio (U.S. Dollar-Hedged)

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company that includes the PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed income securities and other instruments held by the Portfolio are likely to decrease in value. A wide variety of factors can cause interest rates or yields of U.S. Treasury securities (or yields of other types of bonds) to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Portfolio management will anticipate such movement accurately. The Portfolio may experience losses as a result of movements in interest rates.

Changing interest rates may have unpredictable effects on markets, which may detract from Portfolio performance. The interest rate environment has fluctuated in recent years, moving from historically low interest rates in 2020 and 2021 to high interest rates in 2022 and 2023 as a result of the U.S. Federal Reserve (the “Fed”) raising interest rates multiple times in efforts to combat inflation. Starting in late 2024 and again in 2025, the Fed lowered interest rates. It is uncertain whether rates will remain steady, increase or decrease in the future. As such, the Portfolio may face a heightened level of risk associated with changing interest rates and/or bond yields. This could be driven by a variety of factors, including but not limited to central bank monetary policies, changing inflation or real growth rates, general economic conditions, increasing bond issuances or reduced market demand for certain types of bonds or bonds generally. Further, while bond markets have steadily grown over the past three decades, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets”.

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than funds or securities with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets, or negatively impact the Portfolio’s performance or cause the Portfolio to incur losses. As a result, the Portfolio may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of the Portfolio.

The Portfolio may be subject to various risks as described in the Portfolio’s prospectus and in the Principal and Other Risks note in the Notes to Financial Statements.

Classifications of the Portfolio’s portfolio holdings in this report are made according to financial reporting standards. The classification of a particular portfolio holding as shown in the Schedule of Investments section of this report may differ from the classification used for the Portfolio’s compliance calculations, including those used in the Portfolio’s prospectus, investment objectives, regulatory and other investment limitations and policies, which may be based on different asset class, sector or geographical classifications. The Portfolio is separately monitored for compliance with respect to prospectus and regulatory requirements.

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

In February 2022, Russia launched an invasion of Ukraine. As a result, Russia and other countries, persons and entities that provided material aid to Russia’s aggression against Ukraine, have been the subject of economic sanctions and import and export controls imposed by countries throughout the world, including the United States. Such measures, including the United States’ enforcement of sanctions or other similar measures on various Russian entities and persons, and the Russian government’s response, have had and may continue to have an adverse effect on the Russian, Belarusian and other securities, instruments and economies, which may, in turn, negatively impact the Portfolio. The extent, duration and impact of Russia’s military action in Ukraine, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional, European and global economies and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors. Further, the Portfolio may have investments in securities and instruments that are economically tied to the region and may have been negatively impacted by the sanctions and counter-sanctions by Russia, including declines in value and reductions in liquidity. The sanctions may cause the Portfolio to sell portfolio holdings at a disadvantageous time or price or to continue to hold investments that the Portfolio may no longer seek to hold.

The United States’ enforcement of restrictions on U.S. investments in certain issuers and tariffs on goods from certain other countries has

2	PIMCO VARIABLE INSURANCE TRUST

contributed to and may continue to contribute to international trade tensions and may impact portfolio securities. The U.S. government has indicated an intent to alter its approach to international trade policy, including in some cases renegotiating, modifying or terminating certain bilateral or multi-lateral trade arrangements with foreign countries, and it has proposed to take and/or taken related actions, including the imposition of or stated potential imposition of a broad range of tariffs. The imposition of tariffs, trade restrictions, currency restrictions or similar actions (or retaliatory measures taken in response) could lead to, for example, price volatility, reduced market sentiment, and changes in inflation expectations. These and other geopolitical events may contribute to increased instability in the U.S. and global economies and markets, which may have an adverse effect on the performance of the Portfolio and its investments.

Increased volatility in the U.S. and global markets could be harmful to the Portfolio, issuers in which it invests and other market participants and Portfolio service providers. For example, if a bank at which the Portfolio or issuer has an account fails, any cash or other assets in bank or custody accounts, which may be substantial in size, could be temporarily inaccessible or permanently lost by the Portfolio or issuer. If a bank that provides a subscription line credit facility, asset-based facility, other credit facility and/or other services to an issuer or to a fund fails, the issuer or fund could be unable to draw funds under its credit facilities or obtain replacement credit facilities or other services from other lending institutions with similar terms.

Issuers in which the Portfolio may invest can be affected by volatility in the banking sector. Even if banks used by issuers in which the Portfolio invests remain solvent, volatility in the banking sector could contribute to, cause or intensify an economic recession, increase the costs of capital and banking services or result in the issuers being unable to obtain or refinance indebtedness at all or on as favorable terms as could otherwise have been obtained. Potential impacts to the Portfolio and issuers resulting from volatility in the banking sector and accompanying market conditions and potential legislative or regulatory responses are uncertain. Such conditions and responses, as well as a changing interest rate environment, can contribute to decreased market liquidity and erode the value of certain holdings. Market volatility and uncertainty and/or a downturn in market and economic and financial conditions, as a result of developments in the banking sector or otherwise (including as a result of delayed access to cash or credit facilities), could have an adverse impact on the Portfolio and issuers in which it invests.

The following table discloses the inception dates of the Portfolio and its respective share classes along with the Portfolio’s diversification status as of period end:

Portfolio Name	Portfolio Inception	Institutional Class	Administrative Class	Advisor Class	Diversification Status
PIMCO International Bond Portfolio (U.S. Dollar-Hedged)	02/16/99	04/10/00	02/16/99	04/30/14	Non-diversified

An investment in the Portfolio is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Portfolio. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither this Portfolio’s prospectus nor summary prospectus, the Trust’s Statement of Additional Information (“SAI”), any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or the Portfolio creates a contract between or among any shareholder of the Portfolio, on the one hand, and the Trust, the Portfolio, a service provider to the Trust or the Portfolio, and/or the Trustees or officers of the Trust, on the other hand. The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend the most recent prospectus or use a new prospectus, summary prospectus or SAI with respect to the Portfolio or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or the Portfolio is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to the Portfolio, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current prospectus or SAI.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	3

Important Information About the PIMCO International Bond Portfolio (U.S. Dollar-Hedged)	(Cont.)

securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Portfolio’s website at www.pimco.com/pvit, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Portfolio files portfolio holdings information with the SEC on Form N-PORT within 60 days of the end of each fiscal quarter. The Portfolio’s complete schedule of securities holdings as of the end of each fiscal quarter will be made available to the public on the SEC’s website at www.sec.gov and on PIMCO’s website at www.pimco.com/pvit, and will be made available, upon request, by calling PIMCO at (888) 87-PIMCO. In August 2024, the SEC adopted amendments to Form N-PORT requiring funds to file Form N-PORT reports on a monthly basis and within 30 days of month end, with each report being made public 60 days after month end. On April 16, 2025, the SEC extended the compliance date for Form N-PORT amendments and fund groups with $1 billion or more in net assets will be required to comply with the amendments for reports filed on or after November 17, 2027.

Paper copies of the Portfolio’s shareholder reports are required to be provided free of charge by the Portfolio, the insurance company or financial intermediary upon request.

In September 2023, the SEC adopted amendments to Rule 35d-1 under the Investment Company Act of 1940, as amended, the rule governing fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. Changes to a fund’s calculation methodology for derivatives instruments for purposes of Rule 35d-1 consistent with such amendments and applicable regulatory interpretations thereof will not constitute a change to a fund’s policy adopted pursuant to Rule 35d-1 and will not require notice or shareholder approval. The amendments became effective on December 11, 2023. On March 14, 2025, the SEC extended the compliance date from December 11, 2025 to June 11, 2026 for fund groups with $1 billion or more in net assets and modified the operation of the compliance dates to allow for compliance based on the timing of certain annual disclosure and reporting obligations that are tied to a fund’s fiscal year-end.

4	PIMCO VARIABLE INSURANCE TRUST

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ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	5

Financial Highlights	PIMCO International Bond Portfolio (U.S. Dollar-Hedged)

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gain	Tax Basis Return of Capital	Total
Institutional Class

12/31/2025	$10.00	$0.34	$0.06	$0.40	$(0.36)	$0.00	$0.00	$(0.36)

12/31/2024	9.83	0.32	0.22	0.54	(0.37)	0.00	0.00	(0.37)

12/31/2023	9.51	0.20	0.64	0.84	(0.07)	(0.26)	(0.19)	(0.52)

12/31/2022	10.75	0.16	(1.24)	(1.08)	(0.16)	0.00	0.00	(0.16)

12/31/2021	11.24	0.17	(0.37)	(0.20)	(0.19)	(0.10)	0.00	(0.29)
Administrative Class

12/31/2025	10.00	0.33	0.06	0.39	(0.35)	0.00	0.00	(0.35)

12/31/2024	9.83	0.31	0.22	0.53	(0.36)	0.00	0.00	(0.36)

12/31/2023	9.51	0.19	0.64	0.83	(0.06)	(0.26)	(0.19)	(0.51)

12/31/2022	10.75	0.15	(1.24)	(1.09)	(0.15)	0.00	0.00	(0.15)

12/31/2021	11.24	0.15	(0.37)	(0.22)	(0.17)	(0.10)	0.00	(0.27)
Advisor Class

12/31/2025	10.00	0.32	0.06	0.38	(0.34)	0.00	0.00	(0.34)

12/31/2024	9.83	0.30	0.22	0.52	(0.35)	0.00	0.00	(0.35)

12/31/2023	9.51	0.18	0.64	0.82	(0.05)	(0.26)	(0.19)	(0.50)

12/31/2022	10.75	0.14	(1.24)	(1.10)	(0.14)	0.00	0.00	(0.14)

12/31/2021	11.24	0.14	(0.37)	(0.23)	(0.16)	(0.10)	0.00	(0.26)

^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
(a)

Net asset value includes adjustments required by U.S. GAAP. These values, and other performance figures relying on them, such as average annual total return data included in the Portfolio’s prospectus and in any shareholder reports, may differ from net asset values and performance reported elsewhere with respect to the Portfolio.

(b)	Per share amounts based on average number of shares outstanding during the year or period.
(c)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(d)

Total return figures include adjustments required by U.S. GAAP. These values, and other performance figures relying on them, such as average annual total return data included in the Portfolio’s prospectus and in any shareholder reports, may differ from net asset values and performance reported elsewhere with respect to the Portfolio. Additionally, excludes applicable initial sales charges, contingent deferred sales charges and Variable Contract fees or expenses.

6	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses	Expenses Excluding Waivers	Expenses Excluding Interest Expense	Expenses Excluding Interest Expense and Waivers	Net Investment Income (Loss)	Portfolio Turnover Rate

$10.04	4.10%	$132,164	0.94%	0.94%	0.75%	0.75%	3.43%	654%

10.00	5.62	107,749	0.86	0.86	0.75	0.75	3.30	626

9.83	9.18	127,068	1.13	1.13	0.75	0.75	2.15	647

9.51	(10.02)	120,068	0.86	0.86	0.75	0.75	1.65	413

10.75	(1.81)	120,577	0.76	0.76	0.75	0.75	1.52	345

10.04	3.95	111,816	1.09	1.09	0.90	0.90	3.28	654

10.00	5.46	91,819	1.01	1.01	0.90	0.90	3.19	626

9.83	9.02	83,504	1.28	1.28	0.90	0.90	2.01	647

9.51	(10.15)	68,241	1.01	1.01	0.90	0.90	1.50	413

10.75	(1.96)	82,338	0.91	0.91	0.90	0.90	1.36	345

10.04	3.85	302,092	1.19	1.19	1.00	1.00	3.18	654

10.00	5.36	337,268	1.11	1.11	1.00	1.00	3.08	626

9.83	8.91	357,706	1.38	1.38	1.00	1.00	1.90	647

9.51	(10.24)	374,446	1.11	1.11	1.00	1.00	1.40	413

10.75	(2.05)	499,139	1.01	1.01	1.00	1.00	1.26	345

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	7

Statement of Assets and Liabilities	PIMCO International Bond Portfolio (U.S. Dollar-Hedged)	December 31, 2025

(Amounts in thousands†, except per share amounts)

Assets:

Investments, at value
Investments in securities*	$774,804
Investments in Affiliates	1,661
Financial Derivative Instruments
Exchange-traded or centrally cleared	749
Over the counter	2,627
Cash	592
Deposits with counterparty	5,556
Foreign currency, at value	4,955
Receivable for investments sold	85,205
Receivable for TBA investments sold	413,599
Receivable for Portfolio shares sold	41
Interest and/or dividends receivable	5,512
Dividends receivable from Affiliates	4
Total Assets	1,295,305

Liabilities:

Borrowings & Other Financing Transactions
Payable for reverse repurchase agreements	$55,740
Payable for short sales	67,481
Financial Derivative Instruments
Exchange-traded or centrally cleared	867
Over the counter	6,451
Payable for investments purchased	64,587
Payable for investments in Affiliates purchased	4
Payable for TBA investments purchased	552,638
Deposits from counterparty	620
Payable for Portfolio shares redeemed	404
Accrued investment advisory fees	119
Accrued supervisory and administrative fees	239
Accrued distribution fees	66
Accrued servicing fees	14
Foreign capital gains tax payable	3
Total Liabilities	749,233

Commitments and Contingent Liabilities ^

Net Assets	$546,072

Net Assets Consist of:

Paid in capital	$588,274
Distributable earnings (accumulated loss)	(42,202)

Net Assets	$546,072

Net Assets:

Institutional Class	$132,164
Administrative Class	111,816
Advisor Class	302,092

Shares Issued and Outstanding:

Institutional Class	13,164
Administrative Class	11,138
Advisor Class	30,090

Net Asset Value Per Share Outstanding(a):

Institutional Class	$10.04
Administrative Class	10.04
Advisor Class	10.04

Cost of investments in securities	$786,997
Cost of investments in Affiliates	$1,661
Cost of foreign currency held	$4,957
Proceeds received on short sales	$67,607
Cost or premiums of financial derivative instruments, net	$3,123

* Includes repurchase agreements of:	$1,002

†	A zero balance may reflect actual amounts rounding to less than one thousand.
^	See Note 9, Fees and Expenses, in the Notes to Financial Statements for more information.
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Portfolio.

8	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Statement of Operations	PIMCO International Bond Portfolio (U.S. Dollar-Hedged)

Year Ended December 31, 2025
(Amounts in thousands†)

Investment Income:

Interest	$23,152
Dividends from Investments in Affiliates	167
Total Income	23,319

Expenses:

Investment advisory fees	1,333
Supervisory and administrative fees	2,666
Distribution and/or servicing fees - Administrative Class	149
Distribution and/or servicing fees - Advisor Class	785
Trustee fees	25
Interest expense	1,001
Miscellaneous expense	6
Total Expenses	5,965
Waiver and/or Reimbursement by PIMCO	(5)
Net Expenses	5,960

Net Investment Income (Loss)	17,359

Net Realized Gain (Loss):

Investments in securities	(12,237)
Investments in Affiliates	(17)
Exchange-traded or centrally cleared financial derivative instruments	(1,522)
Over the counter financial derivative instruments	(1,737)
Short sales	6
Foreign currency	(625)

Net Realized Gain (Loss)	(16,132)

Net Change in Unrealized Appreciation (Depreciation):

Investments in securities	36,378
Exchange-traded or centrally cleared financial derivative instruments	(5,093)
Over the counter financial derivative instruments	(11,673)
Short Sales	46
Foreign currency assets and liabilities	13

Net Change in Unrealized Appreciation (Depreciation)	19,671

Net Increase (Decrease) in Net Assets Resulting from Operations	$20,898

†	A zero balance may reflect actual amounts rounding to less than one thousand.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	9

Statements of Changes in Net Assets	PIMCO International Bond Portfolio (U.S. Dollar-Hedged)

(Amounts in thousands†)	Year Ended December 31, 2025	Year Ended December 31, 2024

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$17,359	$17,112
Net realized gain (loss)	(16,132)	16,198
Net change in unrealized appreciation (depreciation)	19,671	(4,697)

Net Increase (Decrease) in Net Assets Resulting from Operations	20,898	28,613

Distributions to Shareholders:

From net investment income and/or net realized capital gains
Institutional Class	(4,359)	(4,109)
Administrative Class	(3,452)	(3,186)
Advisor Class	(10,645)	(12,146)

Total Distributions(a)	(18,456)	(19,441)

Portfolio Share Transactions:

Net increase (decrease) resulting from Portfolio share transactions*	6,794	(40,614)

Total Increase (Decrease) in Net Assets	9,236	(31,442)

Net Assets:

Beginning of year	536,836	568,278
End of year	$546,072	$536,836

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

10	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Schedule of Investments	PIMCO International Bond Portfolio (U.S. Dollar-Hedged)	December 31, 2025

Amounts in thousands*, except number of shares, contracts, units and ounces, if any

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 141.9%

ARGENTINA 0.0%

SOVEREIGN ISSUES 0.0%

Argentina Republic Government International Bonds
0.750% due 07/09/2030 þ		$184	$157
1.000% due 07/09/2029		4	4

Total Argentina (Cost $139)			161

AUSTRALIA 4.2%

CORPORATE BONDS & NOTES 0.9%

Commonwealth Bank of Australia
4.971% due 01/22/2030		$4,900	5,093

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.0%

Project Cashmere
4.543% due 12/30/2057 «(b)	AUD	8,400	5,606

SOVEREIGN ISSUES 2.3%

Australia Government Bonds
1.750% due 06/21/2051		50	17

New South Wales Treasury Corp.
1.750% due 03/20/2034		4,900	2,535
2.000% due 03/08/2033		4,100	2,250

Queensland Treasury Corp.
1.750% due 07/20/2034		1,600	814
2.000% due 08/22/2033		2,700	1,452
5.250% due 07/21/2036		2,200	1,446

Treasury Corp. of Victoria
2.000% due 09/17/2035		1,200	596
2.250% due 09/15/2033		5,000	2,731
4.250% due 12/20/2032		1,200	768

			12,609

Total Australia (Cost $22,620)			23,308

BELGIUM 0.2%

CORPORATE BONDS & NOTES 0.2%

KBC Group NV
5.796% due 01/19/2029 •		$800	826

Total Belgium (Cost $800)			826

BULGARIA 0.3%

SOVEREIGN ISSUES 0.3%

Bulgaria Government International Bonds
3.375% due 07/18/2035	EUR	800	924
4.125% due 07/18/2045		800	904

Total Bulgaria (Cost $1,830)			1,828

CANADA 6.4%

CORPORATE BONDS & NOTES 1.4%

Air Canada Pass-Through Trust
3.300% due 07/15/2031		$64	62

Bank of Nova Scotia
0.010% due 09/14/2029	EUR	1,200	1,280

Canadian Imperial Bank of Commerce
4.876% due 01/14/2030		$3,700	3,831

Fairfax Financial Holdings Ltd.
2.750% due 03/29/2028	EUR	500	584

Toronto-Dominion Bank
4.814% due 07/16/2027		$2,100	2,136

			7,893

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.1%

Real Estate Asset Liquidity Trust
2.381% due 02/12/2055 ~	CAD	64	47

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.867% due 02/12/2055 ~	CAD	1,000	$702

			749

SOVEREIGN ISSUES 4.9%

Canada Government Bonds
1.750% due 12/01/2053		910	426
2.750% due 03/01/2030		100	72
3.000% due 06/01/2034		6,300	4,486
3.250% due 12/01/2033		5,300	3,856
4.000% due 03/01/2029		1,600	1,209

Canada Government Real Return Bonds
1.500% due 12/01/2044 (e)		572	396

Export Development Canada
7.130% due 03/11/2029	INR	84,800	953

Province of Ontario
3.500% due 01/27/2027	AUD	1,000	661
3.650% due 06/02/2033	CAD	8,800	6,468

Province of Quebec
3.600% due 09/01/2033		8,500	6,190

PSP Capital, Inc.
4.500% due 09/05/2031	AUD	3,300	2,155

			26,872

Total Canada (Cost $35,177)			35,514

CAYMAN ISLANDS 3.8%

ASSET-BACKED SECURITIES 3.3%

AMMC CLO 24 Ltd.
5.084% due 01/20/2035 •		$1,300	1,300

Anchorage Capital CLO 20 Ltd.
4.984% due 01/20/2035 •		1,800	1,800

Bain Capital Credit CLO Ltd.
5.124% due 07/19/2034 •		1,600	1,601

BDS Ltd.
5.199% due 12/16/2036 •		481	482

Carlyle Global Market Strategies CLO Ltd.
4.974% due 07/20/2034 •		1,300	1,301

CarVal CLO I Ltd.
5.124% due 07/16/2031 •		391	392

CIFC Funding Ltd.
5.077% due 10/24/2030 •		280	280

Gallatin CLO VIII Ltd.
5.256% due 07/15/2031 •		1,180	1,181

GPMT Ltd.
5.198% due 12/15/2036 •		1,047	1,048

KREF Ltd.
5.181% due 02/17/2039 •		816	817

LoanCore Issuer Ltd.
5.493% due 01/17/2037 •		491	492

MF1 Ltd.
5.081% due 02/19/2037 •		1,169	1,169

Northwoods Capital XII-B Ltd.
4.913% due 06/15/2031 •		588	589

OFSI BSL X Ltd.
5.154% due 04/20/2034 •		2,100	2,103

Regatta XVI Funding Ltd.
5.105% due 01/15/2033 •		1,384	1,385

Sandstone Peak Ltd.
5.185% due 10/15/2034 •		800	801

Starwood Ltd.
5.049% due 04/18/2038 •		712	713

Venture 44 CLO Ltd.
5.024% due 10/20/2034 •		600	600

			18,054

CORPORATE BONDS & NOTES 0.4%

Foxconn Far East Ltd.
1.875% due 08/25/2028		1,400	1,299

Gaci First Investment Co.
5.250% due 01/29/2034		600	617

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Sands China Ltd.
5.400% due 08/08/2028		$500	$510

			2,426

SOVEREIGN ISSUES 0.1%

KSA Sukuk Ltd.
5.268% due 10/25/2028		400	412

Total Cayman Islands (Cost $20,834)			20,892

CHILE 0.1%

SOVEREIGN ISSUES 0.1%

Chile Government International Bonds
4.850% due 01/22/2029		$600	614

Total Chile (Cost $600)			614

CHINA 8.5%

SOVEREIGN ISSUES 8.5%

China Development Bank
2.630% due 01/08/2034	CNY	97,210	14,568
2.820% due 05/22/2033		95,780	14,522

China Government Bonds
1.650% due 05/15/2035		55,600	7,818
1.920% due 01/15/2055		14,900	1,969
2.190% due 09/25/2054		20,000	2,760
3.530% due 10/18/2051		28,000	4,923

Total China (Cost $45,995)			46,560

COSTA RICA 0.2%

SOVEREIGN ISSUES 0.2%

Costa Rica Government International Bonds
5.500% due 11/21/2030	EUR	750	904

Total Costa Rica (Cost $873)			904

DENMARK 0.2%

CORPORATE BONDS & NOTES 0.2%

Jyske Realkredit AS
1.500% due 10/01/2053	DKK	1,698	216

Nordea Kredit Realkreditaktieselskab
1.500% due 10/01/2053		4,099	526

Realkredit Danmark AS
1.500% due 10/01/2053		2,315	293

Total Denmark (Cost $1,223)			1,035

FRANCE 5.3%

CORPORATE BONDS & NOTES 0.7%

Banque Federative du Credit Mutuel SA
5.088% due 01/23/2027		$600	606

BPCE SA
5.716% due 01/18/2030 •		1,400	1,450

Credit Agricole SA
5.862% due 01/09/2036 •		1,800	1,900

			3,956

SOVEREIGN ISSUES 4.6%

French Republic Government Bonds OAT
0.750% due 02/25/2028	EUR	5,700	6,482
2.750% due 10/25/2027		5,200	6,165
2.750% due 02/25/2030		10,400	12,255

			24,902

Total France (Cost $26,270)			28,858

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	11

Schedule of Investments	PIMCO International Bond Portfolio (U.S. Dollar-Hedged)	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
HUNGARY 0.1%

SOVEREIGN ISSUES 0.1%

Hungary Government International Bonds
6.250% due 09/22/2032		$300	$321

Total Hungary (Cost $299)			321

IRELAND 3.4%

ASSET-BACKED SECURITIES 3.2%

Aurium CLO III DAC
2.691% due 04/16/2030 •	EUR	101	119

Bain Capital Euro CLO DAC
3.265% due 01/22/2038 •		900	1,059

BBAM European CLO I DAC
2.885% due 07/22/2034 •		2,000	2,351

Cairn CLO XI DAC
3.187% due 01/15/2040 •		1,200	1,412

CVC Cordatus Loan Fund XXIV DAC
3.266% due 10/23/2034 •		320	377

CVC Cordatus Opportunity Loan Fund-R DAC
2.904% due 08/15/2033 •		918	1,077

Dryden 27 R Euro CLO DAC
2.686% due 04/15/2033 •		494	580

Grosvenor Place CLO DAC
3.249% due 01/15/2039 •		1,300	1,529

Hayfin Emerald CLO XIV DAC
3.225% due 01/22/2039 •		2,600	3,058

Jubilee CLO DAC
2.659% due 04/15/2031 •		343	404

Man GLG Euro CLO V DAC
2.790% due 12/15/2031 •		124	145

Palmer Square European Loan Funding DAC
2.989% due 01/15/2033 •		524	617
3.047% due 07/15/2035 •		1,100	1,293

Rockford Tower Europe CLO DAC
3.326% due 08/29/2036 •		1,800	2,117

Sculptor European CLO VI DAC
3.059% due 10/15/2034 •		1,000	1,176

			17,314

CORPORATE BONDS & NOTES 0.2%

AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.450% due 10/29/2026		$600	592
3.000% due 10/29/2028		600	582

			1,174

Total Ireland (Cost $17,619)			18,488

ISRAEL 0.3%

SOVEREIGN ISSUES 0.3%

Israel Government International Bonds
4.500% due 01/17/2033		$400	393
5.500% due 03/12/2034		1,200	1,245

Total Israel (Cost $1,592)			1,638

ITALY 1.1%

CORPORATE BONDS & NOTES 0.2%

Intesa Sanpaolo SpA
8.248% due 11/21/2033 •		$700	827

SOVEREIGN ISSUES 0.9%

Cassa Depositi e Prestiti SpA
5.750% due 05/05/2026		900	905

Italy Buoni Poliennali Del Tesoro
2.100% due 08/26/2027	EUR	2,700	3,169

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Republic of Italy Government International Bonds
6.000% due 08/04/2028	GBP	400	$559

			4,633

Total Italy (Cost $5,427)			5,460

JAPAN 6.4%

CORPORATE BONDS & NOTES 0.7%

Mitsubishi UFJ Financial Group, Inc.
5.258% due 04/17/2030 •		$2,000	2,062

Nomura Holdings, Inc.
2.329% due 01/22/2027		500	491

Sumitomo Mitsui Trust Bank Ltd.
4.350% due 09/11/2030		1,000	1,005

			3,558

SOVEREIGN ISSUES 5.7%

Japan Government CPI-Linked Bonds
0.100% due 03/10/2028 (e)	JPY	725,751	4,714

Japan Government Five Year Bonds
0.400% due 06/20/2029		300,000	1,853

Japan Government Forty Year Bonds
2.200% due 03/20/2064		440,000	2,045

Japan Government Thirty Year Bonds
0.500% due 09/20/2046		202,000	797
0.500% due 03/20/2049		428,000	1,543
0.700% due 12/20/2048		498,000	1,916
0.700% due 12/20/2050		160,000	572
0.700% due 03/20/2051		160,000	565
2.200% due 06/20/2054		283,300	1,423
2.300% due 12/20/2054		52,300	268
2.400% due 03/20/2055		4,000	21
3.200% due 09/20/2055		120,000	743

Japan Government Twenty Year Bonds
0.400% due 09/20/2040		70,000	328
1.200% due 09/20/2035		920,000	5,441
1.800% due 09/20/2044		180,000	971
2.000% due 12/20/2044		545,000	3,028
2.400% due 03/20/2045		217,000	1,282

Japan Government Two Year Bonds
0.100% due 01/01/2026		530,000	3,383

			30,893

Total Japan (Cost $48,571)			34,451

JERSEY, CHANNEL ISLANDS 0.0%

ASSET-BACKED SECURITIES 0.0%

Saranac CLO VI Ltd.
5.125% due 08/13/2031 •		$178	178

Total Jersey, Channel Islands (Cost $178)			178

KAZAKHSTAN 0.1%

SOVEREIGN ISSUES 0.1%

Development Bank of Kazakhstan JSC
18.400% due 10/16/2028	KZT	134,000	275

Total Kazakhstan (Cost $247)			275

KUWAIT 0.5%

SOVEREIGN ISSUES 0.5%

Kuwait International Government Bonds
4.016% due 10/09/2028		$1,300	1,303
4.136% due 10/09/2030		700	702
4.652% due 10/09/2035		900	901

Total Kuwait (Cost $2,900)			2,906

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
LUXEMBOURG 0.6%

SOVEREIGN ISSUES 0.6%

Eagle Funding Luxco SARL
5.500% due 08/17/2030		$3,000	$3,060

Total Luxembourg (Cost $2,993)			3,060

MALAYSIA 1.8%

CORPORATE BONDS & NOTES 0.1%

Petronas Capital Ltd.
3.404% due 04/28/2061		$400	272
4.550% due 04/21/2050		200	176
4.800% due 04/21/2060		200	181

			629

SOVEREIGN ISSUES 1.7%

Malaysia Government Bonds
2.632% due 04/15/2031	MYR	2,700	645
3.519% due 04/20/2028		30,997	7,732
3.582% due 07/15/2032		530	132

Malaysia Government Investment Issue
4.193% due 10/07/2032		2,860	737

			9,246

Total Malaysia (Cost $8,791)			9,875

MEXICO 0.1%

SOVEREIGN ISSUES 0.1%

Mexico Government International Bonds
5.850% due 07/02/2032		$200	206
6.625% due 01/29/2038		200	209

Total Mexico (Cost $400)			415

MULTINATIONAL 0.0%

CORPORATE BONDS & NOTES 0.0%

Preferred Term Securities XVII Ltd./Preferred Term Securities XVII, Inc.
4.366% (US0003M + 0.400%) due 06/23/2035 ~		$221	213

Total Multinational (Cost $185)			213

NETHERLANDS 0.2%

CORPORATE BONDS & NOTES 0.2%

ABN AMRO Bank NV
5.515% due 12/03/2035 •		$900	930

Total Netherlands (Cost $900)			930

NEW ZEALAND 0.4%

CORPORATE BONDS & NOTES 0.4%

Bank of New Zealand
3.708% due 12/20/2028	EUR	1,572	1,908

SOVEREIGN ISSUES 0.0%

New Zealand Government Bonds
1.500% due 05/15/2031	NZD	400	204

Total New Zealand (Cost $2,032)			2,112

PERU 1.8%

CORPORATE BONDS & NOTES 0.1%

Credicorp Capital Sociedad Titulizadora SA
10.100% due 12/15/2043	PEN	1,900	615

12	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

December 31, 2025

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SOVEREIGN ISSUES 1.7%

Peru Government Bonds
6.850% due 08/12/2035	PEN	3,400	$1,091
7.300% due 08/12/2033		10,500	3,565
7.600% due 08/12/2039		3,200	1,041

Peru Government International Bonds
2.780% due 12/01/2060		$700	382
5.400% due 08/12/2034	PEN	100	30
6.150% due 08/12/2032		5,000	1,605
6.900% due 08/12/2037		3,400	1,059
6.950% due 08/12/2031		2,241	741

			9,514

Total Peru (Cost $9,280)			10,129

POLAND 0.4%

SOVEREIGN ISSUES 0.4%

Republic of Poland Government International Bonds
4.625% due 03/18/2029		$500	511
4.875% due 02/12/2030		400	412
5.125% due 09/18/2034		900	924
5.375% due 02/12/2035		300	312

Total Poland (Cost $2,091)			2,159

QATAR 0.1%

CORPORATE BONDS & NOTES 0.1%

QatarEnergy
2.250% due 07/12/2031		$300	270

Total Qatar (Cost $298)			270

ROMANIA 1.2%

SOVEREIGN ISSUES 1.2%

Romania Government International Bonds
1.375% due 12/02/2029	EUR	140	151
1.750% due 07/13/2030		300	319
2.000% due 01/28/2032		100	101
2.000% due 04/14/2033		500	478
2.124% due 07/16/2031		100	103
2.125% due 03/07/2028		400	462
2.625% due 12/02/2040		400	310
3.750% due 02/07/2034		600	636
5.000% due 09/27/2026		514	615
5.125% due 09/24/2031		1,100	1,324
5.250% due 03/10/2030		400	492
5.250% due 05/30/2032		500	601
5.625% due 05/30/2037		500	573
6.250% due 09/10/2034		200	247
6.625% due 09/27/2029		300	386

Total Romania (Cost $6,715)			6,798

SAUDI ARABIA 2.0%

CORPORATE BONDS & NOTES 0.1%

Saudi Arabian Oil Co.
6.375% due 06/02/2055		$300	314

SOVEREIGN ISSUES 1.9%

Saudi Government International Bonds
3.250% due 10/22/2030		200	191
3.375% due 03/05/2032	EUR	600	709
3.750% due 03/05/2037		200	231
4.750% due 01/18/2028		$1,600	1,623
4.750% due 01/16/2030		4,800	4,904
4.875% due 07/18/2033		500	509
5.125% due 01/13/2028		1,400	1,431
5.375% due 01/13/2031		800	840

			10,438

Total Saudi Arabia (Cost $10,387)			10,752

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SERBIA 0.2%

SOVEREIGN ISSUES 0.2%

Serbia International Bonds
2.050% due 09/23/2036	EUR	500	$458
6.000% due 06/12/2034		$700	726

Total Serbia (Cost $1,261)			1,184

SOUTH AFRICA 1.8%

SOVEREIGN ISSUES 1.8%

Republic of South Africa Government Bonds
6.250% due 03/31/2036	ZAR	5,000	258
8.000% due 01/31/2030		26,200	1,618
8.750% due 02/28/2048		7,100	414
8.875% due 02/28/2035		115,500	7,279
10.500% due 12/21/2026		6,300	392

Total South Africa (Cost $8,763)			9,961

SOUTH KOREA 2.0%

SOVEREIGN ISSUES 2.0%

Korea Treasury Bonds
1.375% due 06/10/2030	KRW	1,811,520	1,160
2.375% due 12/10/2028		5,299,000	3,611
2.625% due 06/10/2028		9,018,720	6,208

Total South Korea (Cost $12,474)			10,979

SPAIN 4.3%

SOVEREIGN ISSUES 4.3%

Autonomous Community of Catalonia
4.220% due 04/26/2035	EUR	200	242

Spain Government Bonds
0.000% due 01/31/2028		4,150	4,664
2.400% due 05/31/2028		2,850	3,360
3.150% due 04/30/2035		4,210	4,913
3.200% due 10/31/2035		1,200	1,401
3.450% due 10/31/2034		7,360	8,825

Total Spain (Cost $22,345)			23,405

SUPRANATIONAL 0.7%

SOVEREIGN ISSUES 0.7%

European Union
3.750% due 10/12/2045	EUR	3,300	3,827

Total Supranational (Cost $3,842)			3,827

SWITZERLAND 0.6%

CORPORATE BONDS & NOTES 0.6%

UBS Group AG
3.091% due 05/14/2032 •		$500	464
3.869% due 01/12/2029 •		800	796
4.194% due 04/01/2031 •		1,200	1,189
5.617% due 09/13/2030 •		700	732

Total Switzerland (Cost $3,212)			3,181

THAILAND 1.3%

SOVEREIGN ISSUES 1.3%

Thailand Government Bonds
2.410% due 03/17/2035	THB	15,560	528
2.500% due 11/17/2029		147,710	4,916
3.775% due 06/25/2032		38,570	1,406

Total Thailand (Cost $6,075)			6,850

UNITED ARAB EMIRATES 0.5%

CORPORATE BONDS & NOTES 0.2%

Abu Dhabi Developmental Holding Co. PJSC
4.500% due 05/06/2030		$200	202

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.000% due 05/06/2035		$200	$203

MDGH GMTN RSC Ltd.
5.500% due 04/28/2033		400	423

			828

SOVEREIGN ISSUES 0.3%

Abu Dhabi Government International Bonds
5.500% due 04/30/2054		1,700	1,739

Total United Arab Emirates (Cost $2,465)			2,567

UNITED KINGDOM 8.3%

ASSET-BACKED SECURITIES 0.2%

Together Asset-Backed Securitisation 14 PLC
4.604% due 08/15/2066 ~	GBP	964	1,299

CORPORATE BONDS & NOTES 2.8%

Barclays PLC
4.918% due 08/08/2030 •	EUR	1,400	1,743
5.690% due 03/12/2030 •		$200	208
6.496% due 09/13/2027 •		2,000	2,031

HSBC Holdings PLC
4.041% due 03/13/2028 •		1,000	999
4.583% due 06/19/2029 •		800	808

Lloyds Banking Group PLC
5.590% due 11/26/2035 •		1,400	1,466

Nationwide Building Society
2.972% due 02/16/2028 •		1,200	1,186

NatWest Group PLC
5.778% due 03/01/2035 •		2,000	2,116

Standard Chartered PLC
2.608% due 01/12/2028 •		1,400	1,378
6.187% due 07/06/2027 •		1,400	1,414

Vmed O2 U.K. Financing I PLC
5.625% due 04/15/2032	EUR	1,600	1,897
6.750% due 01/15/2033		$300	298

			15,544

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.4%

Cheshire PLC
0.000% due 06/28/2048 •	GBP	936	1,262

Eurohome U.K. Mortgages PLC
4.050% due 06/15/2044 •		25	33

Eurosail-U.K. PLC
4.851% due 06/13/2045 •		67	90

Mansard Mortgages PLC
4.550% due 12/15/2049 •		27	36

Newgate Funding PLC
4.098% due 12/01/2050 •		97	129
4.900% due 12/15/2050 •		126	169

RMAC Securities No. 1 PLC
4.059% due 06/12/2044 •		194	256

Stratton Mortgage Funding PLC
4.891% due 06/20/2060 •		2,513	3,392

Towd Point Mortgage Funding - Granite 6 PLC
4.856% due 07/20/2053 •		807	1,088

Towd Point Mortgage Funding 3 PLC
5.248% due 02/20/2054 •		947	1,281

			7,736

SOVEREIGN ISSUES 3.9%

U.K. Gilts
0.625% due 10/22/2050		1,300	648
1.250% due 07/31/2051		2,100	1,258
1.500% due 07/31/2053		1,100	683
1.750% due 01/22/2049		1,300	953
3.250% due 01/22/2044		900	951
4.375% due 03/07/2030		11,000	15,084
5.250% due 01/31/2041		1,200	1,670

			21,247

Total United Kingdom (Cost $48,989)			45,826

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	13

Schedule of Investments	PIMCO International Bond Portfolio (U.S. Dollar-Hedged)	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
UNITED STATES 70.3%

ASSET-BACKED SECURITIES 2.9%

ACE Securities Corp. Home Equity Loan Trust
4.126% due 07/25/2036 •	$839	$647

AMRESCO Residential Securities Corp. Mortgage Loan Trust
4.786% due 06/25/2029 •	0	1

Argent Mortgage Loan Trust
4.326% due 05/25/2035 •	793	728

Argent Securities, Inc. Asset-Backed Pass-Through Certificates
4.606% due 02/25/2036 •	1,115	920

Citigroup Mortgage Loan Trust, Inc.
4.166% due 12/25/2036 •	341	193
4.236% due 06/25/2037 •	602	602
4.366% due 03/25/2036 •	254	235
4.836% due 07/25/2035 •	933	906

Countrywide Asset-Backed Certificates
4.126% due 03/25/2037 •	880	827

Countrywide Asset-Backed Certificates Trust
3.332% due 04/25/2035 •	114	113
4.106% due 12/25/2036 •	213	201
4.126% due 06/25/2035 •	182	168
4.126% due 06/25/2037 •	230	216
4.126% due 07/25/2037 •	152	141
4.126% due 06/25/2047 •	745	705
4.357% due 08/25/2035 ~	58	56

First Franklin Mortgage Loan Trust
3.961% due 07/25/2036 •	363	350

GSAMP Trust
4.491% due 11/25/2035 •	788	786
4.566% due 11/25/2035 •	1,000	876

Home Equity Mortgage Loan Asset-Backed Trust
4.086% due 04/25/2037 •	362	248

HSI Asset Securitization Corp. Trust
4.366% due 04/25/2037 •	559	283

Long Beach Mortgage Loan Trust
4.406% due 10/25/2034 •	10	10

Merrill Lynch Mortgage Investors Trust
4.146% due 08/25/2037 •	933	460

Morgan Stanley ABS Capital I, Inc. Trust
3.976% due 10/25/2036 •	81	73

Morgan Stanley Home Equity Loan Trust
3.946% due 12/25/2036 •	694	333
4.076% due 04/25/2037 •	548	283

Morgan Stanley Mortgage Loan Trust
6.419% due 09/25/2046 þ	126	26

Nomura Home Equity Loan, Inc. Home Equity Loan Trust
4.281% due 03/25/2036 •	45	45

NovaStar Mortgage Funding Trust
4.106% due 03/25/2037 •	437	288

Option One Mortgage Loan Trust
4.126% due 01/25/2037 •	261	171

Renaissance Home Equity Loan Trust
5.294% due 01/25/2037 þ	635	192
5.675% due 06/25/2037 þ	1,053	251
5.731% due 11/25/2036 þ	967	306
6.396% due 12/25/2032 •	88	77

Residential Asset Mortgage Products Trust
4.077% due 12/25/2035 •	579	489
4.286% due 12/25/2035 •	169	156

Residential Asset Securities Corporation Trust
4.096% due 11/25/2036 •	1,356	1,189

Saxon Asset Securities Trust
5.596% due 12/25/2037 •	253	227

SMB Private Education Loan Trust
5.434% due 02/16/2055 •	677	684

Soundview Home Loan Trust
3.996% due 06/25/2037 •	51	34
4.346% due 11/25/2036 •	849	815

Structured Asset Investment Loan Trust
4.106% due 07/25/2036 •	274	202
4.466% due 01/25/2036 •	548	522

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Terwin Mortgage Trust
4.786% due 11/25/2033 •		$14	$13

			16,048

CORPORATE BONDS & NOTES 7.3%

American Airlines Pass-Through Trust
3.000% due 04/15/2030		172	167

Bank of America Corp.
1.898% due 07/23/2031 •		100	90
4.244% due 04/24/2038 •		600	560
4.897% (SOFRRATE + 1.010%) due 01/24/2031 ~		1,600	1,601
5.202% due 04/25/2029 •		1,300	1,334

Beignet Investor LLC
6.581% due 05/30/2049		5,300	5,604

Blackstone Holdings Finance Co. LLC
3.500% due 06/01/2034	EUR	600	700

Boeing Co.
6.259% due 05/01/2027		$600	616

Bristol-Myers Squibb Co.
5.200% due 02/22/2034		600	624

Citigroup, Inc.
6.800% due 06/25/2038	GBP	300	456

Credit Suisse AG AT1 Claim		$300	89

Doctors Co. An Interinsurance Exchange
4.500% due 01/18/2032		200	180

GA Global Funding Trust
2.250% due 01/06/2027		400	393
5.400% due 01/13/2030		1,100	1,129

Glencore Funding LLC
5.186% due 04/01/2030		800	823
5.371% due 04/04/2029		1,300	1,342

Goldman Sachs Group, Inc.
0.875% due 05/09/2029	EUR	800	883
3.500% due 01/23/2033 •		1,200	1,411
5.016% due 10/23/2035 •		$1,100	1,106
5.536% due 01/28/2036 •		500	519
5.727% due 04/25/2030 •		800	836
6.484% due 10/24/2029 •		1,400	1,485

JPMorgan Chase & Co.
5.012% due 01/23/2030 •		1,700	1,743
5.502% due 01/24/2036 •		1,300	1,360

Morgan Stanley
2.699% (EUR003M + 0.650%) due 03/19/2027 ~	EUR	1,300	1,530
3.149% due 11/07/2031 •		600	701
3.749% due 11/07/2036 •		600	694
4.654% due 10/18/2030 •		$400	405
4.968% (SOFRRATE + 1.020%) due 04/13/2028 ~		2,000	2,009
5.656% due 04/18/2030 •		1,200	1,251
6.407% due 11/01/2029 •		500	530

Pacific Gas & Electric Co.
2.100% due 08/01/2027		100	97
4.000% due 12/01/2046		100	75
4.200% due 03/01/2029		600	597
4.550% due 07/01/2030		200	199

PacifiCorp
5.300% due 02/15/2031		600	618

Santander Holdings USA, Inc.
6.124% due 05/31/2027 •		600	604

Wells Fargo & Co.
4.808% due 07/25/2028 •		1,600	1,618
5.198% due 01/23/2030 •		1,200	1,236
5.211% due 12/03/2035 •		1,100	1,124
6.303% due 10/23/2029 •		900	951

West Virginia United Health System Obligated Group
3.129% due 06/01/2050		800	505

			39,795

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.2%

Avolon TLB Borrower 1 U.S. LLC
5.484% - 9.485% (TSFR1M + 1.750%) due 06/24/2030 ~	$1,150	$1,158

		1,158

MUNICIPAL BONDS & NOTES 0.2%

Golden State, California Tobacco Securitization Corp. Revenue Notes, Series 2021
2.158% due 06/01/2026	600	595

Texas Natural Gas Securitization Finance Corp. Revenue Bonds, Series 2023
5.102% due 04/01/2035	251	258

		853

NON-AGENCY MORTGAGE-BACKED SECURITIES 5.5%

Angel Oak Mortgage Trust
4.846% due 07/25/2062 þ	1,334	1,333

Banc of America Mortgage Trust
4.832% due 02/25/2036 ~	13	12

Bear Stearns ALT-A Trust
4.039% due 03/25/2036 ~	46	37
4.159% due 08/25/2036 ~	23	10
4.166% due 02/25/2034 •	10	9
4.668% due 11/25/2035 ~	9	7
4.791% due 09/25/2035 ~	10	6

Bear Stearns Structured Products, Inc. Trust
3.944% due 12/26/2046 ~	10	8

Chase Home Lending Mortgage Trust
3.250% due 09/25/2063 ~	1,011	913

Chase Mortgage Finance Trust
4.927% due 07/25/2037 ~	19	15

CHL Mortgage Pass-Through Trust
4.306% due 05/25/2035 •	9	8
4.486% due 03/25/2035 •	16	14
4.506% due 02/25/2035 •	2	2
4.796% due 11/25/2034 ~	2	1
5.500% due 01/25/2035	136	139

Citigroup Mortgage Loan Trust, Inc.
3.000% due 11/27/2051 ~	1,485	1,306
4.196% due 10/25/2035 •	906	388
5.750% due 09/25/2035 •	1	1

Citigroup Mortgage Loan Trust, Inc. Mortgage Pass-Through Certificates
4.561% due 09/25/2035 ~	69	64

Countrywide Alternative Loan Trust
4.268% due 03/20/2046 •	24	23
4.406% due 02/25/2037 •	18	15
5.029% due 12/25/2035 •	17	15
5.250% due 06/25/2035	3	2
5.529% due 11/25/2035 •	3	3

CSMC Mortgage-Backed Trust
5.500% due 08/25/2036	557	383
5.863% due 02/25/2037 ~	142	31

Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
5.346% due 10/25/2047 •	422	330

GS Mortgage-Backed Securities Corp. Trust
2.500% due 09/25/2052 ~	2,517	2,106

GS Mortgage-Backed Securities Trust
2.500% due 12/25/2051 ~	292	245
2.500% due 04/25/2052 ~	360	301

GSR Mortgage Loan Trust
4.176% due 12/25/2034 •	4	4
4.521% due 01/25/2036 ~	11	10
6.875% due 04/25/2035 ~	26	26

IndyMac INDX Mortgage Loan Trust
4.266% due 05/25/2046 •	180	167
4.326% due 07/25/2035 •	7	7

JP Morgan Mortgage Trust
3.000% due 01/25/2052 ~	3,641	3,187
3.000% due 03/25/2052 ~	2,418	2,122
3.000% due 05/25/2052 ~	3,117	2,737
4.051% due 07/27/2037 ~	24	22

14	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

December 31, 2025

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.368% due 02/25/2036 ~	$8	$5

Manhattan West Mortgage Trust
2.130% due 09/10/2039	1,400	1,347

Mellon Residential Funding Corp. Mortgage Pass-Through Trust
4.305% due 12/15/2030 •	1	1

MFA Trust
1.381% due 04/25/2065 ~	150	147
1.947% due 04/25/2065 ~	55	54

Morgan Stanley Capital I Trust
5.034% due 12/15/2038 •	1,700	1,639

Morgan Stanley Mortgage Loan Trust
5.782% due 06/25/2036 ~	8	7

Morgan Stanley Residential Mortgage Loan Trust
5.016% due 09/25/2070 ~	981	983

New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~	461	447
2.750% due 11/25/2059 ~	410	397
6.864% due 10/25/2063 þ	418	422

OBX Trust
3.000% due 01/25/2052 ~	1,503	1,316
7.159% due 10/25/2063 þ	713	723

One New York Plaza Trust
4.815% due 01/15/2036 •	1,600	1,570

RALI Trust
3.996% due 02/25/2047 •	20	6
4.206% due 06/25/2046 •	231	47
4.266% due 04/25/2046 •	369	92
5.007% due 10/25/2037 ~	127	101
6.000% due 06/25/2036	285	235

Structured Asset Mortgage Investments II Trust
4.266% due 05/25/2036 •	4	3
4.286% due 05/25/2036 •	32	27
4.286% due 09/25/2047 •	41	37
4.306% due 05/25/2045 •	6	5
4.546% due 03/19/2034 •	1	1
5.529% due 08/25/2047 •	15	13

Structured Asset Securities Corp.
4.126% due 01/25/2036 •	149	125

Structured Asset Securities Corp. Mortgage Loan Trust
4.136% due 10/25/2036 •	283	238

TBW Mortgage-Backed Trust
6.470% due 09/25/2036 þ	189	5

Thornburg Mortgage Securities Trust
5.413% due 06/25/2047 •	6	6

Towd Point Mortgage Trust
1.636% due 04/25/2060 ~	538	495
2.710% due 01/25/2060 ~	365	353
2.900% due 10/25/2059 ~	1,453	1,404
4.846% due 05/25/2058 •	151	154

UWM Mortgage Trust
3.000% due 01/25/2052 ~	465	406

Verus Securitization Trust
5.218% due 09/25/2069 ~	1,201	1,204

Wachovia Mortgage Loan Trust LLC
6.710% due 10/20/2035 ~	11	11

WaMu Mortgage Pass-Through Certificates Trust
4.127% due 12/25/2036 ~	57	50
4.171% due 02/27/2034 •	1	1
4.341% due 04/25/2035 ~	6	6
4.466% due 01/25/2045 •	15	15
4.916% due 03/25/2035 ~	9	9
5.009% due 06/25/2046 •	13	12
5.029% due 02/25/2046 •	30	28
5.778% due 03/25/2033 ~	2	2

Washington Mutual Mortgage Pass-Through Certificates Trust
4.969% due 07/25/2046 •	14	9

		30,167

U.S. GOVERNMENT AGENCIES 46.1%

Federal Home Loan Mortgage Corp.
2.500% due 02/01/2051 - 01/01/2052	1,971	1,674
3.500% due 10/01/2039	115	110

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.500% due 06/01/2053	$1,666	$1,694
6.000% due 03/01/2054 - 06/01/2054	229	235
6.500% due 12/01/2053	176	183
6.725% due 04/01/2035 •	7	7

Federal Home Loan Mortgage Corp. REMICS
1.733% due 01/15/2038 ~(a)	71	4
4.598% due 12/15/2032 •	1	1
4.673% due 01/15/2038 •	71	70
4.698% due 12/15/2037 •	2	2
4.814% due 11/25/2054 •	1,703	1,711
4.854% due 08/25/2055 •	1,487	1,497
5.274% due 03/25/2055 •	2,571	2,594

Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
5.229% due 10/25/2044 •	11	10

Federal National Mortgage Association
2.500% due 02/01/2051	128	110
3.000% due 10/01/2049 - 03/01/2060	1,337	1,181
3.500% due 11/01/2030 - 01/01/2059	1,571	1,459
4.000% due 06/01/2050	332	319
4.500% due 08/01/2033 - 04/01/2053	304	299
5.277% due 10/01/2044 •	3	3
5.500% due 06/01/2053 - 09/01/2053	9,233	9,392
5.756% due 12/01/2034 •	1	1
6.000% due 08/01/2054	218	224
6.346% due 11/01/2034 •	4	4

Federal National Mortgage Association REMICS
4.389% due 06/25/2036 •	5	5
5.034% due 03/25/2055 •	1,041	1,046
6.309% due 05/25/2035 ~	1	1

Federal National Mortgage Association REMICS Trust
6.000% due 07/25/2044	3	3

Federal National Mortgage Association Trust
4.536% due 09/25/2042 •	5	5

Government National Mortgage Association
3.000% due 05/20/2051 - 04/20/2052	3,335	3,004
3.500% due 10/20/2054 - 07/20/2055	19,647	17,900

Government National Mortgage Association REMICS
3.000% due 07/20/2046 - 05/20/2047	7	7
4.914% due 05/20/2066 - 06/20/2066 •	597	599
4.964% due 11/20/2066 •	126	127

Government National Mortgage Association, TBA
2.500% due 02/01/2056	2,500	2,156
3.000% due 01/01/2056	14,100	12,672
3.500% due 02/01/2056	1,500	1,365
6.500% due 02/01/2056	16,100	16,626

Uniform Mortgage-Backed Security, TBA
5.000% due 02/01/2056	71,000	70,742
6.000% due 02/01/2056	28,900	29,660
6.500% due 02/01/2056	70,300	73,078

		251,780

U.S. TREASURY OBLIGATIONS 8.1%

U.S. Treasury Bonds
2.250% due 08/15/2049 (g)	1,300	816
2.375% due 11/15/2049 (k)	700	450
3.000% due 02/15/2048 (g)	1,000	744
3.000% due 08/15/2048 (k)	500	370
3.375% due 11/15/2048 (g)	2,600	2,058
4.125% due 08/15/2044 (g)	3,875	3,558
4.500% due 11/15/2054 (g)	12,300	11,605
4.625% due 02/15/2055 (g)	5,700	5,492
4.750% due 05/15/2055 (k)	300	295
4.875% due 08/15/2045 (k)	200	202

U.S. Treasury Inflation Protected Securities (e)
3.875% due 04/15/2029 (i)(k)	990	1,067
0.125% due 07/15/2031 (g)	2,551	2,365

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.125% due 01/15/2032		$1,057	$966
0.500% due 01/15/2028 (i)		7,920	7,782
0.625% due 07/15/2032 (k)		336	316
1.125% due 01/15/2033 (g)		4,372	4,197

U.S. Treasury Notes
3.500% due 02/15/2033 (k)		700	680
4.000% due 02/29/2028 (g)(k)		700	707
4.250% due 08/15/2035 (k)		200	202
4.375% due 05/15/2034 (k)		600	613

			44,485

Total United States (Cost $388,822)			384,286

SHORT-TERM INSTRUMENTS 2.2%

COMMERCIAL PAPER 0.6%

Air Lease Corp.
4.150% due 01/02/2026		$250	250
4.180% due 01/07/2026		1,500	1,499

HCA, Inc.
4.100% due 01/21/2026		250	249
4.120% due 02/04/2026		250	249
4.120% due 02/12/2026		1,000	995

			3,242

REPURCHASE AGREEMENTS (f) 0.2%
			1,002

NIGERIA TREASURY BILLS 0.3%
31.858% due 06/11/2026 - 06/29/2026 (c)(d)	NGN	2,449,052	1,543

SOUTH AFRICA TREASURY BILLS 0.8%
7.357% due 04/22/2026 - 07/22/2026 (c)(d)	ZAR	75,740	4,464

U.S. TREASURY BILLS 0.3%
3.673% due 03/31/2026 - 04/21/2026 (c)(d)(k)		$1,571	1,557

Total Short-Term Instruments (Cost $11,483)			11,808

Total Investments in Securities (Cost $786,997)			774,804

		SHARES
INVESTMENTS IN AFFILIATES 0.3%

SHORT-TERM INSTRUMENTS 0.3%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.3%

PIMCO Short-Term Floating NAV Portfolio III		170,560	1,661

Total Short-Term Instruments (Cost $1,661)			1,661

Total Investments in Affiliates (Cost $1,661)			1,661

Total Investments 142.2% (Cost $788,658)			$776,465

Financial Derivative Instruments (h)(j) (0.7)% (Cost or Premiums, net $3,123)			(3,942)

Other Assets and Liabilities, net (41.5)%			(226,451)

Net Assets 100.0%			$546,072

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	15

Schedule of Investments	PIMCO International Bond Portfolio (U.S. Dollar-Hedged)	(Cont.)

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only (“IO”) or IO Strip.
(b)	When-issued security.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Zero coupon security.
(e)	Principal amount of security is adjusted for inflation.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(f) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date		Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
MEI	1.960%	07/11/2025	TBD	(2)	EUR 852	French Republic Government Bonds OAT 3.000% due 06/25/2049	$(969)	$1,002	$1,011

Total Repurchase Agreements							$(969)	$1,002	$1,011

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(3)	Settlement Date	Maturity Date	Amount Borrowed(3)	Payable for Reverse Repurchase Agreements
BSN	3.810%	01/02/2026	01/16/2026	$(25,855)	$(25,855)
	3.930	12/18/2025	01/02/2026	(18,714)	(18,745)
CIB	3.930	12/17/2025	01/07/2026	(3,044)	(3,049)
DEU	3.920	12/19/2025	01/02/2026	(7,521)	(7,533)
JPS	3.930	12/22/2025	01/05/2026	(557)	(558)

Total Reverse Repurchase Agreements					$(55,740)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount		Proceeds	Payable for Short Sales(4)
France (0.2)%
Sovereign Issues (0.2)%
French Republic Government Bonds OAT	3.000%	06/01/2049	EUR	1,000	$(999)	$(971)
United States (12.2)%
U.S. Government Agencies (12.2)%
Government National Mortgage Association, TBA	3.000%	02/01/2056		$3,100	(2,789)	(2,782)
Uniform Mortgage-Backed Security, TBA	2.000	01/01/2041		10,800	(9,963)	(10,002)
Uniform Mortgage-Backed Security, TBA	2.000	02/01/2056		47,950	(38,873)	(38,762)
Uniform Mortgage-Backed Security, TBA	2.500	01/01/2056		5,400	(4,585)	(4,566)
Uniform Mortgage-Backed Security, TBA	3.000	02/01/2056		3,700	(3,274)	(3,271)
Uniform Mortgage-Backed Security, TBA	3.500	02/01/2056		5,200	(4,795)	(4,792)
Uniform Mortgage-Backed Security, TBA	4.000	02/01/2056		250	(237)	(237)
Uniform Mortgage-Backed Security, TBA	4.500	01/01/2056		800	(778)	(781)
Uniform Mortgage-Backed Security, TBA	5.500	02/01/2056		1,300	(1,314)	(1,317)

Total United States					(66,608)	(66,510)

Total Short Sales (12.4)%					$(67,607)	$(67,481)

16	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

December 31, 2025

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of December 31, 2025:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Payable for Short Sale(4)	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(5)
Global/Master Repurchase Agreement
BSN	$0	$(44,600)	$0	$0	$(44,600)	$18,546	$(26,054)
CIB	0	(3,049)	0	0	(3,049)	3,019	(30)
DEU	0	(7,533)	0	0	(7,533)	7,369	(164)
JPS	0	(558)	0	0	(558)	554	(4)
MEI	1,011	0	0	0	1,011	(969)	42

Master Securities Forward Transaction Agreement
BPS	0	0	0	(971)	(971)	0	(971)

Total Borrowings and Other Financing Transactions	$1,011	$(55,740)	$0	$(971)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
U.S. Treasury Obligations	$0	$(29,885)	$0	$0	$(29,885)

Total Borrowings	$0	$(29,885)	$0	$0	$(29,885)

Payable for reverse repurchase agreements(6)					$(29,885)

(g)	Securities with an aggregate market value of $29,488 have been pledged as collateral under the terms of the above master agreements as of December 31, 2025.

(1)	Includes accrued interest.
(2)	Open maturity repurchase agreement.
(3)

The average amount of borrowings outstanding during the period ended December 31, 2025 was $(17,704) at a weighted average interest rate of 4.300%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(4)	Payable for short sales includes $(18) of accrued interest.
(5)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(6)	Unsettled reverse repurchase agreements liability of $(25,855) is outstanding at period end.

(h) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

WRITTEN OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOE U.S. Treasury 10-Year Note February Futures	$111.500	01/23/2026	17	$17	$(4)	$(3)
Put - CBOE U.S. Treasury 10-Year Note February Futures	112.000	01/23/2026	8	8	(1)	(2)
Call - CBOE U.S. Treasury 10-Year Note February Futures	113.500	01/23/2026	25	25	(5)	(2)

Total Written Options					$(10)	$(7)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Australia Government 3-Year Bond March Futures	03/2026	181	$12,682	$1	$3	$(3)
Canada Government 5-Year Bond March Futures	03/2026	34	2,806	(17)	0	(5)
Canada Government 10-Year Bond March Futures	03/2026	70	6,166	(62)	0	(15)
Euro-BTP Future March Futures	03/2026	312	44,065	(167)	0	(132)
Euro-Buxl 30-Year Bond March Futures	03/2026	15	1,941	(31)	0	(6)
Long Guilt March Futures	03/2026	262	32,269	265	57	(25)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	17

Schedule of Investments	PIMCO International Bond Portfolio (U.S. Dollar-Hedged)	(Cont.)

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury 5-Year Note March Futures	03/2026	181	$19,784	$(2)	$0	$(21)
U.S. Treasury 10-Year Note March Futures	03/2026	33	3,710	(6)	0	(7)
U.S. Ultra Treasury 10-Year Note March Futures	03/2026	316	36,345	(211)	0	(59)

				$(230)	$60	$(273)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Australia Government 10-Year Bond March Futures	03/2026	472	$(34,486)	$(67)	$0	$(39)
Euro-Bobl March Futures	03/2026	237	(32,353)	249	22	0
Euro-Bund March Futures	03/2026	84	(12,593)	173	23	0
Euro-Oat March Futures	03/2026	115	(16,297)	151	39	0
Euro-Schatz March Futures	03/2026	104	(13,052)	18	1	0
Japan Government 10-Year Bond March Futures	03/2026	37	(31,277)	214	69	0
U.S. Treasury 2-Year Note March Futures	03/2026	135	(28,187)	(27)	9	0
U.S. Treasury Ultra Long-Term Bond March Futures	03/2026	88	(10,384)	190	33	0

				$901	$196	$(39)

Total Futures Contracts				$671	$256	$(312)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2025(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
									Asset	Liability
Deutsche Bank	1.000%	Quarterly	12/20/2032	1.011%	EUR 800	$(6)	$6	$0	$1	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - BUY PROTECTION(2)

Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
								Asset	Liability
CDX.IG-45 10-Year Index	(1.000)%	Quarterly	12/20/2035	$26,360	$(202)	$(27)	$(229)	$0	$(1)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
								Asset	Liability
CDX.IG-45 5-Year Index	1.000%	Quarterly	12/20/2030	$28,560	$633	$22	$655	$0	$0

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day GBP-SONIO Compounded-OIS	3.000%	Annual	06/17/2027	GBP	15,600	$(36)	$(235)	$(271)	$0	$0
Receive	1-Day GBP-SONIO Compounded-OIS	3.500	Annual	09/17/2027		9,600	64	(47)	17	0	(1)
Pay(6)	1-Day GBP-SONIO Compounded-OIS	4.000	Annual	03/17/2028		35,700	110	376	486	11	0
Pay	1-Day GBP-SONIO Compounded-OIS	3.750	Annual	09/17/2030		3,100	(15)	32	17	3	0
Pay(6)	1-Day GBP-SONIO Compounded-OIS	3.750	Annual	03/18/2031		24,400	47	81	128	31	0
Receive	1-Day GBP-SONIO Compounded-OIS	4.000	Annual	09/17/2035		4,500	95	(106)	(11)	0	(6)
Receive(6)	1-Day GBP-SONIO Compounded-OIS	4.000	Annual	03/18/2036		12,200	(43)	63	20	0	(18)
Receive	1-Day GBP-SONIO Compounded-OIS	4.500	Annual	09/17/2055		300	13	(16)	(3)	0	(1)
Receive(6)	1-Day GBP-SONIO Compounded-OIS	4.500	Annual	03/18/2056		1,300	21	(31)	(10)	0	(3)
Receive(6)	1-Day INR-MIBOR Compounded-OIS	5.750	Semi-Annual	03/18/2031	INR	83,070	0	7	7	0	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.750	Annual	03/19/2027	JPY	3,360,000	4	(10)	(6)	0	(1)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.600	Annual	12/18/2029		929,700	(21)	(165)	(186)	0	(7)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	06/18/2030		160,000	4	(22)	(18)	0	(1)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	5.890	Semi-Annual	03/17/2031		1,670,000	(197)	(664)	(861)	0	(18)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.050	Annual	12/15/2031		430,000	(109)	(130)	(239)	0	(5)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	03/19/2032		1,730,000	(38)	(307)	(345)	0	(20)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.250	Annual	09/14/2032		168,760	(32)	(63)	(95)	0	(2)

18	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

December 31, 2025

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.850%	Annual	09/20/2033	JPY	140,000	$(5)	$(50)	$(55)	$0	$(2)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	09/18/2034		1,290,000	(14)	(495)	(509)	0	(18)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	03/19/2035		1,410,000	(121)	(469)	(590)	0	(19)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.250	Annual	06/18/2035		80,000	0	(24)	(24)	0	(1)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.250	Annual	09/17/2035		2,260,650	(114)	(635)	(749)	0	(31)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	06/19/2044		390,000	(180)	(366)	(546)	0	(5)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.450	Annual	12/15/2051		104,900	(134)	(162)	(296)	0	(1)
Receive(6)	1-Day SGD-SIBCSORA Compounded-OIS	1.250	Semi-Annual	03/18/2027	SGD	36,700	41	3	44	0	(12)
Receive(6)	1-Day SGD-SIBCSORA Compounded-OIS	1.500	Semi-Annual	03/18/2031		19,420	269	60	329	0	(43)
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	06/20/2026		$20,900	166	(173)	(7)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.905	Annual	08/15/2026		5,500	0	(6)	(6)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.940	Annual	08/22/2026		7,300	0	(11)	(11)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	2.965	Annual	11/30/2026		18,600	0	100	100	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2026		21,800	150	(212)	(62)	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	03/19/2027		28,050	566	(144)	422	9	0
Pay	1-Day USD-SOFR Compounded-OIS	3.460	Annual	06/30/2027		27,400	0	(15)	(15)	0	(11)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2027		26,000	139	17	156	0	(12)
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.500	Annual	03/18/2028		4,870	(24)	2	(22)	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.851	Annual	02/28/2029		4,100	0	(45)	(45)	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.862	Annual	02/28/2029		3,700	0	(43)	(43)	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.865	Annual	05/15/2030		600	0	(9)	(9)	1	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.290	Annual	05/31/2030		15,350	4	61	65	22	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.375	Annual	05/31/2030		20,387	20	0	20	29	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2030		3,200	52	(11)	41	5	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2030		15,800	(282)	71	(211)	26	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.500	Annual	03/18/2031		1,840	(7)	4	(3)	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2031		1,200	(6)	(6)	(12)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.840	Annual	06/30/2031		2,800	0	(43)	(43)	5	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	05/15/2032		1,803	(2)	(16)	(18)	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.828	Annual	05/15/2032		2,900	0	(37)	(37)	5	0
Receive	1-Day USD-SOFR Compounded-OIS	3.836	Annual	05/15/2034		1,300	0	(10)	(10)	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.847	Annual	05/15/2034		800	0	(7)	(7)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.860	Annual	05/15/2034		1,300	0	(12)	(12)	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034		3,290	88	(92)	(4)	7	0
Receive	1-Day USD-SOFR Compounded-OIS	3.885	Annual	07/12/2034		2,700	(9)	(23)	(32)	6	0
Receive	1-Day USD-SOFR Compounded-OIS	3.586	Annual	08/19/2034		900	(3)	13	10	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.595	Annual	08/19/2034		500	(2)	7	5	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.532	Annual	08/20/2034		400	(1)	7	6	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.599	Annual	08/28/2034		1,600	(6)	22	16	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.643	Annual	08/28/2034		1,600	(6)	17	11	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.470	Annual	09/04/2034		1,300	(5)	31	26	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.908	Annual	03/04/2035		1,200	(4)	(7)	(11)	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	03/19/2035		12,690	855	(257)	598	28	0
Receive	1-Day USD-SOFR Compounded-OIS	3.975	Annual	03/21/2035		700	(2)	(9)	(11)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.930	Annual	03/24/2035		1,400	(4)	(12)	(16)	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2035		3,400	189	(32)	157	8	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.640	Annual	08/15/2035		4,100	8	34	42	9	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.700	Annual	08/15/2035		4,000	(4)	26	22	9	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.715	Annual	08/15/2035		6,971	18	12	30	16	0
Receive	1-Day USD-SOFR Compounded-OIS	3.551	Annual	09/17/2035		1,300	(4)	30	26	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2035		7,600	(149)	173	24	18	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2035		22,600	(138)	216	78	53	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	4.000	Annual	03/18/2036		260	(5)	1	(4)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.700	Annual	02/20/2049		400	3	28	31	1	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052		3,180	803	490	1,293	8	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	4.010	Annual	11/15/2053		800	11	11	22	3	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	4.075	Annual	11/15/2053		812	6	8	14	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	12/20/2053		2,160	251	81	332	7	0
Receive	1-Day USD-SOFR Compounded-OIS	3.931	Annual	11/15/2054		300	0	12	12	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.955	Annual	11/15/2054		500	0	18	18	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.959	Annual	11/15/2054		1,200	0	43	43	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.964	Annual	11/15/2054		600	0	21	21	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.998	Annual	11/15/2054		1,400	0	40	40	5	0
Receive	1-Day USD-SOFR Compounded-OIS	4.115	Annual	11/15/2054		1,510	0	13	13	5	0
Receive	1-Day USD-SOFR Compounded-OIS	4.130	Annual	11/15/2054		790	0	5	5	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.765	Annual	02/15/2055		2,100	0	153	153	7	0
Receive	1-Day USD-SOFR Compounded-OIS	3.772	Annual	02/15/2055		300	0	21	21	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.804	Annual	02/15/2055		1,100	0	73	73	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.806	Annual	02/15/2055		600	0	39	39	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.861	Annual	02/15/2055		100	0	6	6	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.773	Annual	03/04/2055		1,100	0	79	79	4	0

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	19

Schedule of Investments	PIMCO International Bond Portfolio (U.S. Dollar-Hedged)	(Cont.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	1-Day USD-SOFR Compounded-OIS	3.250%	Annual	03/19/2055		$1,340	$166	$54	$220	$4	$0
Receive	1-Day USD-SOFR Compounded-OIS	3.930	Annual	06/25/2055		986	4	37	41	3	0
Receive	1-Day USD-SOFR Compounded-OIS	4.065	Annual	06/26/2055		674	(12)	24	12	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.960	Annual	06/27/2055		1,171	(1)	44	43	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	09/17/2055		1,400	142	20	162	4	0
Receive	1-Day USD-SOFR Compounded-OIS	4.005	Annual	09/29/2055		457	(5)	17	12	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2055		2,500	106	71	177	8	0
Pay(6)	1-Day USD-SOFR Compounded-OIS	4.000	Annual	03/18/2056		90	(2)	0	(2)	0	0
Pay	3-Month CHF-SRFXON3 Compounded-OIS	0.294	Annual	02/10/2027	CHF	6,600	(13)	60	47	0	0
Pay	3-Month CHF-SRFXON3 Compounded-OIS	0.283	Annual	02/14/2027		2,000	0	14	14	0	0
Pay(6)	3-Month KRW-KORIBOR	2.750	Quarterly	03/18/2036	KRW	10,967,080	78	(423)	(345)	2	0
Receive(6)	3-Month NZD-BBR	2.500	Semi-Annual	03/12/2028	NZD	10,200	4	56	60	0	(8)
Receive(6)	3-Month NZD-BBR	3.500	Semi-Annual	03/18/2031		24,600	(178)	266	88	0	(60)
Receive(6)	3-Month PLN-WIBOR	4.723	Annual	12/01/2035	PLN	5,600	2	(4)	(2)	0	0
Pay	3-Month SEK-STIBOR	2.474	Annual	02/03/2030	SEK	26,600	(1)	58	57	4	0
Pay(6)	6-Month AUD-BBR-BBSW	3.500	Semi-Annual	03/18/2031	AUD	58,300	(583)	(1,183)	(1,766)	0	(32)
Pay(6)	6-Month AUD-BBR-BBSW	3.750	Semi-Annual	03/18/2031		1,700	(5)	(34)	(39)	0	(1)
Pay	6-Month AUD-BBR-BBSW	4.250	Semi-Annual	03/19/2035		3,900	(2)	(90)	(92)	0	(5)
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	03/19/2035		13,700	65	(209)	(144)	0	(18)
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	06/18/2035		2,300	12	(43)	(31)	0	(3)
Pay	6-Month AUD-BBR-BBSW	4.250	Semi-Annual	09/17/2035		6,600	37	(209)	(172)	0	(9)
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/17/2035		2,500	41	(72)	(31)	0	(3)
Pay(6)	6-Month AUD-BBR-BBSW	4.250	Semi-Annual	03/18/2036		13,900	12	(431)	(419)	0	(17)
Pay	6-Month CZK-PRIBOR	1.913	Annual	01/30/2029	CZK	13,900	0	(33)	(33)	0	0
Pay(6)	6-Month CZK-PRIBOR	4.523	Annual	12/01/2035		30,800	(1)	4	3	2	0
Pay	6-Month EUR-EURIBOR	3.000	Annual	03/19/2027	EUR	19,920	162	476	638	0	0
Pay	6-Month EUR-EURIBOR	0.700	Annual	04/11/2027		1,000	(5)	(17)	(22)	0	0
Pay	6-Month EUR-EURIBOR	0.650	Annual	04/12/2027		1,800	(10)	(31)	(41)	0	0
Pay	6-Month EUR-EURIBOR	0.650	Annual	05/11/2027		1,200	(9)	(19)	(28)	0	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/13/2027		2,100	(8)	(23)	(31)	0	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/18/2027		1,000	(4)	(11)	(15)	0	0
Pay(6)	6-Month EUR-EURIBOR	2.000	Annual	03/18/2028		24,200	(84)	(86)	(170)	0	(3)
Pay	6-Month EUR-EURIBOR	1.795	Annual	10/11/2029		1,150	0	(21)	(21)	0	(1)
Pay	6-Month EUR-EURIBOR	1.923	Annual	10/11/2029		5,500	0	(68)	(68)	0	(4)
Pay(6)	6-Month EUR-EURIBOR	2.500	Annual	03/18/2031		79,230	271	(761)	(490)	0	(63)
Pay(6)	6-Month EUR-EURIBOR	2.750	Annual	03/18/2036		36,420	(45)	(725)	(770)	1	(47)
Pay	6-Month EUR-EURIBOR	2.250	Annual	09/21/2042		2,650	205	(591)	(386)	0	(5)
Pay	6-Month EUR-EURIBOR	0.451	Annual	05/27/2050		900	(64)	(446)	(510)	0	(2)
Receive	6-Month EUR-EURIBOR	0.064	Annual	11/17/2052		600	0	414	414	1	0
Receive(6)	6-Month EUR-EURIBOR	2.213	Annual	03/12/2055		11,700	235	1,060	1,295	16	0
Pay(6)	6-Month EUR-EURIBOR	3.000	Annual	03/18/2056		3,590	48	(262)	(214)	0	(13)
Pay	CAONREPO	2.850	Semi-Annual	09/01/2029	CAD	4,300	(8)	31	23	0	(1)
Pay	CAONREPO	1.900	Semi-Annual	12/18/2029		7,000	(443)	289	(154)	0	(2)
Pay	CAONREPO	3.000	Semi-Annual	06/18/2030		1,500	20	(8)	12	0	(1)
Receive	CAONREPO	3.250	Semi-Annual	03/15/2033		3,100	48	(95)	(47)	2	0
Receive	CAONREPO	2.850	Semi-Annual	06/01/2033		400	3	0	3	0	0
Receive	CAONREPO	3.000	Semi-Annual	06/01/2033		700	3	(4)	(1)	0	0
Receive	CAONREPO	3.180	Semi-Annual	06/01/2033		4,600	(4)	(42)	(46)	3	0
Receive	CAONREPO	3.300	Semi-Annual	06/01/2033		7,000	28	(139)	(111)	5	0
Receive	CAONREPO	3.400	Semi-Annual	06/01/2033		3,200	(3)	(63)	(66)	2	0
Receive	CAONREPO	2.880	Semi-Annual	09/01/2033		2,200	0	12	12	1	0
Receive	CAONREPO	3.500	Semi-Annual	09/01/2033		1,300	16	(51)	(35)	1	0
Pay(6)	CAONREPO	3.000	Semi-Annual	03/18/2036		3,500	(48)	4	(44)	0	(3)
Pay	CAONREPO	1.750	Semi-Annual	12/16/2046		600	(120)	2	(118)	0	(3)
Pay	CAONREPO	2.750	Semi-Annual	12/18/2048		600	(56)	0	(56)	0	(1)
Pay	CAONREPO	3.250	Semi-Annual	06/21/2053		1,400	(74)	21	(53)	0	(3)

							$2,195	$(5,782)	$(3,587)	$492	$(546)

Total Swap Agreements							$2,620	$(5,781)	$(3,161)	$493	$(547)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of December 31, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability(7)		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$256	$493	$749	$(7)	$(312)	$(548)	$(867)

20	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

December 31, 2025

(i)

Securities with an aggregate market value of $7,786 and cash of $5,556 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2025. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(7)	Unsettled variation margin liability of $(1) for closed swap agreements is outstanding at period end.

(j) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	01/2026		$6,074	JPY	944,146	$0	$(42)
	01/2026		144	NZD	257	4	0

BOA	01/2026	CNH	53,250		$7,616	0	(22)
	01/2026	INR	913		10	0	0
	01/2026	KRW	300,211		206	0	(2)
	01/2026	PLN	1,246		341	0	(6)
	01/2026	THB	4,220		130	0	(4)
	01/2026	TWD	16,879		554	16	0
	01/2026		$228	CAD	318	4	0
	01/2026		112	CNY	789	1	0
	01/2026		4,990	EUR	4,304	70	0
	01/2026		751	JPY	116,000	0	(9)
	01/2026		745	KRW	1,092,093	13	0
	01/2026		1,063	PLN	3,891	21	0
	01/2026		217	TRY	9,621	6	0
	01/2026		70	TWD	2,205	0	0
	01/2026		290	ZAR	4,831	1	0
	02/2026	ILS	1,098		$345	0	0
	02/2026	KRW	606,570		417	0	(4)
	03/2026	CZK	1,687	EUR	69	0	(1)
	03/2026	EUR	195	CZK	4,782	3	0
	03/2026	KZT	3,664		$7	0	0
	03/2026	PEN	3,346		992	0	0
	03/2026		$555	CNY	3,913	6	0
	04/2026		96	MXN	1,770	1	0
	04/2026	ZAR	6,257		$357	0	(18)

BPS	01/2026	AUD	10,094		6,561	0	(175)
	01/2026	CHF	125		159	1	0
	01/2026	CNH	101,511		14,416	0	(148)
	01/2026	EUR	6,111		7,190	9	(3)
	01/2026	ILS	1,851		569	0	(12)
	01/2026	INR	29,751		330	0	(1)
	01/2026	JPY	155,100		1,004	13	0
	01/2026	PLN	1,602		439	0	(7)
	01/2026	TWD	62,593		2,050	57	0
	01/2026		$390	CAD	534	0	(1)
	01/2026		1,441	CNH	10,092	6	0
	01/2026		352	CNY	2,488	4	0

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	21

Schedule of Investments	PIMCO International Bond Portfolio (U.S. Dollar-Hedged)	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	01/2026		$9,198	EUR	7,808	$0	$(18)
	01/2026		136	IDR	2,270,644	0	0
	01/2026		150	INR	13,551	0	0
	01/2026		1,155	PLN	4,199	15	0
	01/2026		2,162	TWD	67,935	4	(3)
	01/2026		608	ZAR	10,138	3	0
	01/2026	ZAR	4,373		$261	0	(2)
	02/2026	EUR	95	RON	489	0	0
	02/2026		$741	CNY	5,235	7	0
	02/2026		337	INR	30,368	0	0
	02/2026		854	TWD	26,793	0	(2)
	03/2026	CZK	3,092	EUR	126	0	(2)
	03/2026		4,935		$237	0	(3)
	03/2026	TWD	19,264		620	8	0
	03/2026		$544	CNY	3,818	4	0
	04/2026		175		1,230	1	0
	05/2026		225	KWD	69	0	(2)
	05/2026	ZAR	31,190		$1,763	0	(104)
	06/2026		$141	KWD	43	0	(1)
	07/2026		99		30	0	0
	06/2027		98		30	0	(1)
	05/2029	KWD	397		$1,364	54	0
	07/2029		25		86	3	0
	05/2030		237		815	29	0

BRC	01/2026	DKK	6,303		978	0	(14)
	01/2026	EUR	635	RON	3,265	6	0
	01/2026		3,871		$4,546	0	(5)
	01/2026	ILS	484		151	0	(1)
	01/2026	MYR	33,499		8,160	0	(106)
	01/2026		$1,747	NZD	3,020	0	(8)
	01/2026		110	PLN	400	2	0
	01/2026		1,288	TRY	58,149	44	0
	01/2026	ZAR	15,756		$910	0	(40)
	02/2026	ILS	481		149	0	(2)
	02/2026		$2,806	TRY	127,930	71	0
	03/2026		814	MXN	15,068	17	0
	03/2026		655	TRY	29,923	8	0
	04/2026	ZAR	6,386		$364	0	(19)
	07/2026		9,494		537	0	(28)
	12/2026		3,003		171	0	(6)

BSH	01/2026	BRL	3,547		645	0	(3)
	01/2026	GBP	8,379		11,079	0	(215)
	01/2026	JPY	1,048,073		6,734	38	0
	01/2026	PEN	1,288		372	0	(11)
	01/2026		$639	BRL	3,547	9	0
	01/2026		264	NZD	471	7	0
	02/2026	BRL	3,574		$639	0	(8)
	02/2026	PEN	4,995		1,428	0	(55)

CBK	01/2026	AUD	3,637		2,419	0	(8)
	01/2026	CAD	18		13	0	0
	01/2026	CNH	29,360		4,200	0	(12)
	01/2026	EUR	1,223		1,427	0	(10)
	01/2026	JPY	70,000		516	69	0
	01/2026	NOK	1,413		138	0	(2)
	01/2026	NZD	1,714		989	4	(2)
	01/2026	PEN	3,579		1,058	0	(6)
	01/2026	THB	40		1	0	0
	01/2026	TWD	80,616		2,652	86	0
	01/2026		$9,398	CNH	65,572	11	0
	01/2026		535	CNY	3,780	5	0
	01/2026		4,899	INR	438,020	4	(41)
	01/2026		99	PLN	357	0	0
	01/2026		1,016	SGD	1,310	4	0
	01/2026		0	THB	6	0	0
	01/2026		704	TWD	21,993	0	(4)
	01/2026		100	ZAR	1,696	3	0
	02/2026	EUR	40	RON	207	0	0
	02/2026	ILS	865		$272	0	0
	02/2026	PEN	11,890		3,491	0	(39)
	02/2026		$1,144	CNY	8,079	10	0

22	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

December 31, 2025

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	02/2026		$21	TWD	648	$0	$0
	03/2026	HKD	18,567		$2,396	6	0
	03/2026	PEN	5,296		1,509	0	(62)
	03/2026	TWD	20,938		673	7	0
	03/2026		$1,551	CNY	10,900	12	0
	07/2026	PEN	2,720		$788	0	(16)

DUB	01/2026	EUR	364	RON	1,867	2	0
	01/2026	ILS	804		$250	0	(2)
	01/2026	KRW	6,447,621		4,405	0	(67)
	01/2026	NZD	504		291	1	0
	01/2026		$53	EGP	2,633	1	0
	01/2026		494	ILS	1,576	1	0
	01/2026		1,439	INR	128,184	0	(17)
	01/2026		883	KRW	1,298,052	17	0
	01/2026		260	ZAR	4,364	4	0
	01/2026	ZAR	28,078		$1,611	0	(82)
	02/2026	EUR	361	RON	1,851	2	0
	02/2026	ILS	1,576		$494	0	(1)
	02/2026		$81	HUF	26,595	0	0
	02/2026		28	TWD	874	0	0
	03/2026	KZT	7,699		$15	0	0
	03/2026	PEN	1,209		358	0	(1)
	03/2026		$247	CNY	1,733	2	0
	03/2026		447	CZK	9,199	1	0
	03/2026		308	KZT	167,936	16	0
	04/2026		73	EGP	3,740	3	0
	06/2026	KZT	74,806		$139	0	(2)
	07/2026	ZAR	6,969		394	0	(21)
	12/2026		4,006		227	0	(8)

FAR	01/2026	AUD	20,573		13,362	0	(368)
	01/2026	CHF	144		179	0	(2)
	01/2026	CNH	45,824		6,511	0	(64)
	01/2026	GBP	16,603		21,803	0	(577)
	01/2026		$262	ILS	839	2	0
	01/2026		5,602	MXN	103,918	155	0
	01/2026		309	NZD	548	7	0
	01/2026		1,291	PLN	4,730	26	0
	01/2026		250	ZAR	4,200	3	0
	01/2026	ZAR	19,470		$1,132	0	(42)
	02/2026	ILS	838		262	0	(2)

GLM	01/2026	CNH	1,440		206	0	(1)
	01/2026	EUR	833	RON	4,280	7	0
	01/2026	ILS	485		$150	0	(2)
	01/2026	JPY	200,000		1,486	209	0
	01/2026	MYR	4,353		1,063	0	(11)
	01/2026	THB	2,477		78	0	(1)
	01/2026		$224	CHF	180	3	0
	01/2026		682	CNH	4,806	8	0
	01/2026		725	PLN	2,647	13	0
	01/2026		589	SGD	762	4	0
	01/2026	ZAR	21,276		$1,236	0	(47)
	02/2026		$10,955	BRL	60,224	0	(48)
	02/2026		1	CNY	5	0	0
	02/2026		505	MXN	9,365	13	0
	02/2026		477	TRY	21,757	13	0
	03/2026	BRL	205		$37	0	0
	03/2026		$41	CNY	291	0	0
	03/2026		385	MXN	7,144	9	0
	04/2026	MXN	2,961		$163	0	0
	04/2026		$803	MXN	14,817	11	0

JPM	01/2026	CNH	190,758		$27,086	0	(286)
	01/2026	ILS	5,407		1,661	0	(36)
	01/2026	INR	28,291		318	4	0
	01/2026	MXN	359		19	0	(1)
	01/2026	NZD	480		279	3	0
	01/2026	PEN	225		66	0	(1)
	01/2026	PLN	2,930		800	0	(17)
	01/2026		$838	CNH	5,888	7	0
	01/2026		444	CNY	3,124	2	0
	01/2026		55	EGP	2,679	1	0

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	23

Schedule of Investments	PIMCO International Bond Portfolio (U.S. Dollar-Hedged)	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	01/2026		$573	INR	51,028	$0	$(7)
	01/2026		9,802	KRW	14,064,248	0	(47)
	01/2026		983	NZD	1,689	0	(10)
	01/2026		1,048	PLN	3,859	27	0
	01/2026	ZAR	5,307		$309	0	(11)
	02/2026	KRW	14,045,791		9,802	62	0
	02/2026		$877	MXN	16,254	22	0
	03/2026		521		9,547	6	0
	04/2026		300		5,520	4	0
	06/2026	ZAR	4,900		$277	0	(16)

MBC	01/2026	AUD	1,124		743	0	(7)
	01/2026	CAD	41,791		29,694	0	(771)
	01/2026	CHF	191		240	0	(1)
	01/2026	CNH	396		56	0	(1)
	01/2026	EGP	1,843		39	0	0
	01/2026	GBP	3,211		4,288	0	(40)
	01/2026	JPY	604,000		3,888	29	0
	01/2026	NZD	731		423	1	0
	01/2026	SGD	21,877		16,860	0	(170)
	01/2026	THB	210,863		6,510	0	(189)
	01/2026		$56	CNY	395	0	0
	01/2026		208	EGP	10,287	6	0
	01/2026		730	EUR	630	10	0
	01/2026		5,492	GBP	4,126	69	0
	01/2026		108	INR	9,760	1	0
	01/2026		312	JPY	48,624	0	(2)
	01/2026		258	PLN	946	5	0
	01/2026		108	TWD	3,401	1	0
	02/2026		232	MXN	4,297	5	0
	03/2026	HKD	2,340		$302	1	0
	03/2026		$217	MXN	3,997	3	0
	04/2026		238		4,396	4	0
	05/2026		36	EGP	1,851	1	0
	05/2026	ZAR	9,298		$535	0	(22)

MYI	01/2026		$33	JPY	5,218	0	0
	01/2026		123	ZAR	2,117	5	0
	02/2026	CZK	3,316	EUR	135	0	(3)
	02/2026	ILS	1,739		$540	0	(6)
	02/2026		$117	CNY	825	1	0
	03/2026		508		3,567	4	0
	04/2026	MXN	2,273		$125	0	0

NGF	01/2026	KRW	10,569,412		7,223	0	(108)
	01/2026		$593	KRW	870,693	11	0
	01/2026		69	TRY	3,129	2	0
	02/2026		704		32,128	18	0
	03/2026		655		29,994	9	0

SCX	01/2026	BRL	3,565		$664	13	0
	01/2026	CNH	93,707		13,298	0	(148)
	01/2026	INR	4,550		50	0	(1)
	01/2026	JPY	765,912		4,926	33	0
	01/2026	TWD	18,300		601	18	0
	01/2026		$648	BRL	3,565	3	0
	01/2026		330	CNY	2,335	3	0
	01/2026		3,006	EUR	2,560	4	0
	01/2026		226	IDR	3,776,848	0	0
	01/2026		383	INR	34,709	2	0
	01/2026		256	JPY	39,904	0	(1)
	01/2026		274	TWD	8,563	0	(1)
	03/2026		740	CNY	5,195	5	0
	11/2026	NGN	97,050		$60	0	0

SOG	01/2026	EUR	2,118	RON	10,857	15	0
	01/2026		80,200		$92,853	0	(1,439)
	01/2026	JPY	3,041,361		19,446	16	0
	01/2026	RON	764		176	0	0
	01/2026		$909	GBP	680	7	0
	01/2026		383	PEN	1,287	0	0
	01/2026		924	SGD	1,197	8	0
	02/2026	EUR	259	RON	1,328	1	0
	02/2026		$267	EGP	13,093	4	0
	02/2026		232	MXN	4,299	5	0

24	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

December 31, 2025

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	03/2026	PEN	3		$1	$0	$0
	03/2026		$0	MXN	2	0	0
	07/2026	PEN	1,296		$383	0	0

SSB	01/2026	JPY	260,000		1,736	77	0

UAG	01/2026	CHF	737		920	0	(11)
	01/2026	PLN	1,244		341	0	(6)
	01/2026		$845	PLN	3,061	7	0
	01/2026	ZAR	27,505		$1,581	0	(77)
	02/2026		$216	MXN	4,015	5	0

Total Forward Foreign Currency Contracts						$1,870	$(6,118)

PURCHASED OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Put - OTC EUR versus CZK	CZK	24.200	03/11/2026	528	$2	$3
	Put - OTC EUR versus HUF	HUF	375.000	03/05/2026	876	2	2
	Put - OTC USD versus BRL	BRL	5.400	02/05/2026	910	13	5
	Call - OTC USD versus HKD	HKD	7.800	08/14/2026	1,273	2	1
	Call - OTC USD versus HKD		7.800	08/24/2026	1,995	3	1
	Put - OTC USD versus KRW	KRW	1,417.000	02/11/2026	2,132	13	11
	Put - OTC USD versus KRW		1,419.000	02/11/2026	2,133	13	12
	Put - OTC USD versus KRW		1,419.000	02/12/2026	1,366	9	8
	Call - OTC USD versus SGD	SGD	1.315	11/05/2026	1,378	10	5

GLM	Call - OTC USD versus HKD	HKD	7.800	08/14/2026	312	0	0

JPM	Put - OTC EUR versus CZK	CZK	24.200	03/05/2026	1,535	6	9
	Put - OTC EUR versus HUF	HUF	378.000	03/03/2026	670	3	2
	Put - OTC EUR versus HUF		376.000	03/06/2026	813	2	2

MBC	Call - OTC USD versus HKD	HKD	7.800	08/14/2026	1,147	2	1
	Call - OTC USD versus HKD		7.800	08/24/2026	597	1	0

MYI	Put - OTC EUR versus CZK	CZK	24.200	02/10/2026	562	2	3
	Put - OTC EUR versus CZK		24.100	03/13/2026	1,389	6	5
	Put - OTC EUR versus CZK		23.900	06/02/2026	940	4	3
	Put - OTC USD versus BRL	BRL	5.410	02/04/2026	1,800	27	12

Total Purchased Options						$120	$85

WRITTEN OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Put - OTC USD versus BRL	BRL	5.160	02/05/2026	910	$(2)	$0
	Call - OTC USD versus BRL		5.690	02/05/2026	910	(11)	(7)
	Call - OTC USD versus HKD	HKD	7.850	08/14/2026	1,273	(1)	(1)
	Call - OTC USD versus HKD		7.850	08/24/2026	1,995	(1)	(1)
	Put - OTC USD versus KRW	KRW	1,380.000	02/11/2026	2,132	(4)	(3)
	Put - OTC USD versus KRW		1,382.000	02/11/2026	2,133	(4)	(3)
	Put - OTC USD versus KRW		1,383.000	02/12/2026	1,366	(3)	(2)
	Put - OTC USD versus SGD	SGD	1.237	11/05/2026	1,378	(10)	(12)

GLM	Call - OTC USD versus HKD	HKD	7.850	08/14/2026	312	0	0

MBC	Call - OTC USD versus HKD		7.850	08/14/2026	1,147	(1)	0
	Call - OTC USD versus HKD		7.850	08/24/2026	597	0	0

MYI	Put - OTC USD versus BRL	BRL	5.160	02/04/2026	1,800	(4)	(1)
	Call - OTC USD versus BRL		5.700	02/04/2026	1,800	(23)	(13)

						$(64)	$(43)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	25

Schedule of Investments	PIMCO International Bond Portfolio (U.S. Dollar-Hedged)	(Cont.)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BPS	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.622%	01/29/2026	3,200	$(7)	$(4)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.882	01/29/2026	3,200	(7)	(10)

MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.625	01/08/2026	2,000	(5)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.925	01/08/2026	2,000	(5)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.639	01/12/2026	1,300	(3)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.919	01/12/2026	1,300	(3)	(1)

NGF	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.498	01/05/2026	1,900	(5)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.798	01/05/2026	1,900	(4)	(3)

							$(39)	$(18)

Total Written Options							$(103)	$(61)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION(2)

Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2025(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(6)
									Asset	Liability
MYC	South Korea Government International Bonds	(1.000)%	Quarterly	12/20/2029	0.187%	$700	$(23)	$2	$0	$(21)
	South Korea Government International Bonds	(1.000)	Quarterly	12/20/2030	0.220	2,100	(77)	1	0	(76)

							$(100)	$3	$0	$(97)

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(3)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2025(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(6)
									Asset	Liability
DUB	Petroleos Mexicanos «	4.750%	Monthly	07/06/2026	—♦	$947	$0	$8	$8	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(3)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(6)
								Asset	Liability
BOA	iTraxx Crossover 44 5-Year 35-100% Index	5.000%	Quarterly	12/20/2030	EUR 100	$23	$1	$24	$0

BPS	iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030	600	138	3	141	0

CBK	iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030	200	45	2	47	0

JPM	iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030	400	92	2	94	0

						$298	$ 8	$306	$ 0

CROSS-CURRENCY SWAPS

Counterparty	Receive	Pay	Payment Frequency	Maturity Date(7)	Notional Amount of Currency Received	Notional Amount of Currency Delivered		Upfront Payable/ (Receivable)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
CBK	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.357% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	12/16/2027	$26,710	JPY	4,006,500	$342	$(5)	$337	$0

GLM	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.301% based on the notional amount of currency received	Floating rate equal to 1-Day GBP-SOFR based on the notional amount of currency delivered	Maturity	10/15/2045	5,470	GBP	4,113	(22)	8	0	(14)

26	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

December 31, 2025

Counterparty	Receive	Pay	Payment Frequency	Maturity Date(7)	Notional Amount of Currency Received	Notional Amount of Currency Delivered		Upfront Payable/ (Receivable)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.315% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	12/16/2027	$15,381	JPY	2,384,000	$10	$(10)	$0	$0
	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.425% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	09/16/2031	11,428		1,680,000	13	8	21	0

								$343	$1	$358	$(14)

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BPS	Pay	3-Month CNY-CNREPOFIX(8)	1.500%	Quarterly	03/18/2031	CNY	168,700	$(54)	$(48)	$0	$(102)

CBK	Pay	3-Month CNY-CNREPOFIX(8)	1.500	Quarterly	03/18/2031		6,580	0	(4)	0	(4)

SCX	Pay	3-Month CNY-CNREPOFIX(8)	1.500	Quarterly	03/18/2031		19,600	9	(21)	0	(12)

								$(45)	$(73)	$0	$(118)

TOTAL RETURN SWAPS ON INDEXES

Counterparty	Pay/Receive(9)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BPS	Receive	IBOXIG Index	N/A	1.225% (SOFR plus a specified spread)	Maturity	03/20/2026	$12,120	$0	$(43)	$0	$(43)

Total Swap Agreements								$496	$(96)	$672	$(272)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of December 31, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(10)
AZD	$4	$0	$0	$4	$(42)	$0	$0	$(42)	$(38)	$0	$(38)
BOA	142	48	24	214	(66)	(29)	0	(95)	119	(320)	(201)
BPS	218	0	141	359	(485)	(14)	(145)	(644)	(285)	299	14
BRC	148	0	0	148	(229)	0	0	(229)	(81)	0	(81)
BSH	54	0	0	54	(292)	0	0	(292)	(238)	283	45
CBK	221	0	384	605	(202)	0	(4)	(206)	399	0	399
DUB	50	0	8	58	(201)	0	0	(201)	(143)	0	(143)
FAR	193	0	0	193	(1,055)	0	0	(1,055)	(862)	886	24
GLM	290	0	21	311	(110)	0	(14)	(124)	187	0	187
JPM	138	13	94	245	(432)	0	0	(432)	(187)	0	(187)
MBC	136	1	0	137	(1,203)	0	0	(1,203)	(1,066)	1,196	130
MYC	0	0	0	0	0	(1)	(97)	(98)	(98)	0	(98)
MYI	10	23	0	33	(9)	(14)	0	(23)	10	(20)	(10)
NGF	40	0	0	40	(108)	(3)	0	(111)	(71)	0	(71)
SCX	81	0	0	81	(151)	0	(12)	(163)	(82)	0	(82)
SOG	56	0	0	56	(1,439)	0	0	(1,439)	(1,383)	1,446	63
SSB	77	0	0	77	0	0	0	0	77	0	77
UAG	12	0	0	12	(94)	0	0	(94)	(82)	0	(82)

Total Over the Counter	$1,870	$85	$672	$2,627	$(6,118)	$(61)	$(272)	$(6,451)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	27

Schedule of Investments	PIMCO International Bond Portfolio (U.S. Dollar-Hedged)	(Cont.)

(k)

Securities with an aggregate market value of $4,110 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2025.

♦	Implied credit spread is not available due to significant unobservable inputs being used in the fair valuation.
(1)	Notional Amount represents the number of contracts.
(2)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.
(8)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(9)

Receive represents that the Portfolio receives payments for any positive net return on the underlying reference. The Portfolio makes payments for any negative net return on such underlying reference. Pay represents that the Portfolio receives payments for any negative net return on the underlying reference. The Portfolio makes payments for any positive net return on such underlying reference.

(10)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Statement of Assets and Liabilities as of December 31, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$256	$256
Swap Agreements	0	1	0	0	492	493

	$0	$1	$0	$0	$748	$749

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,870	$0	$1,870
Purchased Options	0	0	0	85	0	85
Swap Agreements	0	314	0	358	0	672

	$0	$314	$0	$2,313	$0	$2,627

	$0	$315	$0	$2,313	$748	$3,376

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$7	$7
Futures	0	0	0	0	312	312
Swap Agreements	0	1	0	0	547	548

	$0	$1	$0	$0	$866	$867

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$6,118	$0	$6,118
Written Options	0	0	0	43	18	61
Swap Agreements	0	97	0	14	161	272

	$0	$97	$0	$6,175	$179	$6,451

	$0	$98	$0	$6,175	$1,045	$7,318

28	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

December 31, 2025

The effect of Financial Derivative Instruments on the Statement of Operations for the period ended December 31, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$184	$184
Futures	0	0	0	0	4,331	4,331
Swap Agreements	0	(16)	0	0	(6,021)	(6,037)

	$0	$(16)	$0	$0	$(1,506)	$(1,522)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(3,870)	$0	$(3,870)
Purchased Options	0	0	0	54	(140)	(86)
Written Options	0	3	0	219	657	879
Swap Agreements	0	207	0	1,498	(365)	1,340

	$0	$210	$0	$(2,099)	$152	$(1,737)

	$0	$194	$0	$(2,099)	$(1,354)	$(3,259)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$3	$3
Futures	0	0	0	0	310	310
Swap Agreements	0	12	0	0	(5,418)	(5,406)

	$0	$12	$0	$0	$(5,105)	$(5,093)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(10,645)	$0	$(10,645)
Purchased Options	0	0	0	(191)	(453)	(644)
Written Options	0	0	0	(39)	305	266
Swap Agreements	0	(85)	0	(100)	(465)	(650)

	$0	$(85)	$0	$(10,975)	$(613)	$(11,673)

	$0	$(73)	$0	$(10,975)	$(5,718)	$(16,766)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of December 31, 2025 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2025
Investments in Securities, at Value
Argentina
Sovereign Issues	$0	$161	$0	$161
Australia
Corporate Bonds & Notes	0	5,093	0	5,093
Non-Agency Mortgage-Backed Securities	0	0	5,606	5,606
Sovereign Issues	0	12,609	0	12,609
Belgium
Corporate Bonds & Notes	0	826	0	826
Bulgaria
Sovereign Issues	0	1,828	0	1,828
Canada
Corporate Bonds & Notes	0	7,893	0	7,893
Non-Agency Mortgage-Backed Securities	0	749	0	749
Sovereign Issues	0	26,872	0	26,872
Cayman Islands
Asset-Backed Securities	0	18,054	0	18,054
Corporate Bonds & Notes	0	2,426	0	2,426
Sovereign Issues	0	412	0	412
Chile
Sovereign Issues	0	614	0	614
China
Sovereign Issues	0	46,560	0	46,560
Costa Rica
Sovereign Issues	0	904	0	904
Denmark
Corporate Bonds & Notes	0	1,035	0	1,035
France
Corporate Bonds & Notes	0	3,956	0	3,956
Sovereign Issues	0	24,902	0	24,902

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2025
Hungary
Sovereign Issues	$0	$321	$0	$321
Ireland
Asset-Backed Securities	0	17,314	0	17,314
Corporate Bonds & Notes	0	1,174	0	1,174
Israel
Sovereign Issues	0	1,638	0	1,638
Italy
Corporate Bonds & Notes	0	827	0	827
Sovereign Issues	0	4,633	0	4,633
Japan
Corporate Bonds & Notes	0	3,558	0	3,558
Sovereign Issues	0	30,893	0	30,893
Jersey, Channel Islands
Asset-Backed Securities	0	178	0	178
Kazakhstan
Sovereign Issues	0	275	0	275
Kuwait
Sovereign Issues	0	2,906	0	2,906
Luxembourg
Sovereign Issues	0	3,060	0	3,060
Malaysia
Corporate Bonds & Notes	0	629	0	629
Sovereign Issues	0	9,246	0	9,246
Mexico
Sovereign Issues	0	415	0	415
Multinational
Corporate Bonds & Notes	0	213	0	213
Netherlands
Corporate Bonds & Notes	0	930	0	930

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	29

Schedule of Investments	PIMCO International Bond Portfolio (U.S. Dollar-Hedged)	(Cont.)

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2025
New Zealand
Corporate Bonds & Notes	$0	$1,908	$0	$1,908
Sovereign Issues	0	204	0	204
Peru
Corporate Bonds & Notes	0	615	0	615
Sovereign Issues	0	9,514	0	9,514
Poland
Sovereign Issues	0	2,159	0	2,159
Qatar
Corporate Bonds & Notes	0	270	0	270
Romania
Sovereign Issues	0	6,798	0	6,798
Saudi Arabia
Corporate Bonds & Notes	0	314	0	314
Sovereign Issues	0	10,438	0	10,438
Serbia
Sovereign Issues	0	1,184	0	1,184
South Africa
Sovereign Issues	0	9,961	0	9,961
South Korea
Sovereign Issues	0	10,979	0	10,979
Spain
Sovereign Issues	0	23,405	0	23,405
Supranational
Sovereign Issues	0	3,827	0	3,827
Switzerland
Corporate Bonds & Notes	0	3,181	0	3,181
Thailand
Sovereign Issues	0	6,850	0	6,850
United Arab Emirates
Corporate Bonds & Notes	0	828	0	828
Sovereign Issues	0	1,739	0	1,739
United Kingdom
Asset-Backed Securities	0	1,299	0	1,299
Corporate Bonds & Notes	0	15,544	0	15,544
Non-Agency Mortgage-Backed Securities	0	7,736	0	7,736
Sovereign Issues	0	21,247	0	21,247
United States
Asset-Backed Securities	0	16,048	0	16,048
Corporate Bonds & Notes	0	39,795	0	39,795
Loan Participations and Assignments	0	1,158	0	1,158
Municipal Bonds & Notes	0	853	0	853
Non-Agency Mortgage-Backed Securities	0	30,167	0	30,167

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2025
U.S. Government Agencies	$0	$251,780	$0	$251,780
U.S. Treasury Obligations	0	44,485	0	44,485
Short-Term Instruments
Commercial Paper	0	3,242	0	3,242
Repurchase Agreements	0	1,002	0	1,002
Nigeria Treasury Bills	0	1,543	0	1,543
South Africa Treasury Bills	0	4,464	0	4,464
U.S. Treasury Bills	0	1,557	0	1,557

	$0	$769,198	$5,606	$774,804

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$1,661	$0	$0	$1,661

Total Investments	$1,661	$769,198	$5,606	$776,465

Short Sales, at Value - Liabilities
France
Sovereign Issues	0	(971)	0	(971)
United States
U.S. Government Agencies	0	(66,510)	0	(66,510)

	$0	$(67,481)	$0	$(67,481)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	214	535	0	749
Over the counter	0	2,619	8	2,627

	$214	$3,154	$8	$3,376

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(225)	(641)	0	(866)
Over the counter	0	(6,451)	0	(6,451)

	$(225)	$(7,092)	$0	$(7,317)

Total Financial Derivative Instruments	$(11)	$(3,938)	$8	$(3,941)

Totals	$1,650	$697,779	$5,614	$705,043

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended December 31, 2025:

Category and Subcategory	Beginning Balance at 12/31/2024	Net Purchases(1)	Net Sales/ Settlements(1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2025	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2025(2)
Investments in Securities, at Value
Australia
Non-Agency Mortgage-Backed Securities	$0	$5,493	$0	$0	$0	$113	$0	$0	$5,606	$113

	$0	$5,493	$0	$0	$0	$113	$0	$0	$5,606	$113

Financial Derivative Instruments - Assets
Over the counter	$0	$3	$0	$0	$0	$5	$0	$0	$8	$5

Totals	$0	$5,496	$0	$0	$0	$118	$0	$0	$5,614	$118

30	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

December 31, 2025

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 12/31/2025	Valuation Technique	Unobservable Inputs	(% Unless Noted Otherwise)
				Input Value(s)	Weighted Average
Investments in Securities, at Value
Australia
Non-Agency Mortgage-Backed Securities	$5,606	Recent Transaction	Purchase Price	100.000	—

Financial Derivative Instruments - Assets
Over the counter	8	Indicative Market Quotation	Broker Quote	0.497	—

Total	$5,614

(1)

Net Purchases and Settlements for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2025 may be due to an investment no longer held or categorized as Level 3 at period end.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	31

Notes to Financial Statements

1. ORGANIZATION

PIMCO Variable Insurance Trust (the “Trust”) is a Delaware statutory trust established under a trust instrument dated October 3, 1997. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans. Information presented in these financial statements pertains to the Institutional Class, Administrative Class and Advisor Class shares of the PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (the “Portfolio”) offered by the Trust. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Portfolio.

Hereinafter, the Board of Trustees of the Portfolio shall be collectively referred to as the “Board.”

The Portfolio has adopted the Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280) — Improvements to Reportable Segment Disclosures. Adoption of the standard impacted financial statement disclosures only and did not affect the Portfolio’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and to assess its performance, and has discrete financial information available. The Officers, as listed in the Management of the Trust section of the most recent Statement of Additional Information, act as the Portfolio’s CODM. The Portfolio represents a single operating segment, as the CODM monitors the operating results of the Portfolio as a whole and the Portfolio’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Portfolio’s portfolio managers as a team. The financial information in the form of the Portfolio’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Portfolio’s comparative benchmarks and to make resource allocation decisions for the Portfolio’s single segment, is consistent with that presented within the Portfolio’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Portfolio is treated as an investment company under the reporting requirements of U.S. GAAP, including but not limited to ASC 946. The functional and reporting currency for the Portfolio is the U.S. dollar. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statement of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Statement of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt

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obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable. A debt obligation may be granted, in certain situations, a contractual or non-contractual forbearance for interest payments that are expected to be paid after agreed upon pay dates.

(b) Foreign Currency Translation The market values of foreign securities, currency holdings and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Portfolio does not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) from investments on the Statement of Operations. The Portfolio may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains (losses) arising from sales of spot foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Statement of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Statement of Operations.

(c) Multi-Class Operations Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains (losses) are allocated daily based on the relative net assets of each class of the Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees. Under certain circumstances, the per share net asset value (“NAV”) of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(d) Distributions to Shareholders Distributions from net investment income, if any, are declared daily and distributed to shareholders monthly. In addition, the Portfolio distributes any net capital gains it earns from the sale of portfolio securities to shareholders no less frequently than annually. The Portfolio may revise its distribution policy or postpone the payment of distributions at any time.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income distributions and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Separately, if the Portfolio determines or estimates, as applicable, that a portion of a distribution may be comprised of amounts from sources other than net investment income in accordance with its policies, accounting records (if applicable) and accounting practices, the Portfolio will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. For these purposes, the Portfolio determines or estimates, as applicable, the source or sources from which a distribution is paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is determined or estimated, as applicable, that a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between the Portfolio’s daily internal accounting records and practices, the Portfolio’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, the Portfolio’s internal accounting records and practices may take into account, among other factors, tax-related characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include but are not limited to, for certain funds, the treatment of periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible that the Portfolio may not issue a Section 19 Notice in situations where the Portfolio’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional

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Notes to Financial Statements	(Cont.)

information regarding the estimated composition of distributions. Final determination of a distribution’s tax character will be provided to shareholders when such information is available.

Distributions classified as a tax basis return of capital at the Portfolio’s fiscal year end, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital on the Statement of Assets and Liabilities. In addition, other amounts have been reclassified between distributable earnings (accumulated loss) and paid in capital on the Statement of Assets and Liabilities to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(e) New Accounting Pronouncements and Regulatory Updates In September 2023, the U.S. Securities and Exchange Commission (“SEC”) adopted amendments to Rule 35d-1 under the Act, which governs fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. Changes to a fund’s calculation methodology for derivatives instruments for purposes of Rule 35d-1 consistent with such amendments and applicable regulatory interpretations thereof will not constitute a change to a fund’s policy adopted pursuant to Rule 35d-1 and will not require notice or shareholder approval. The amendments became effective December 11, 2023. On March 14, 2025, the SEC extended the compliance date from December 11, 2025 to June 11, 2026 for fund groups with $1 billion or more in net assets and modified the operation of the compliance dates to allow for compliance based on the timing of certain annual disclosure and reporting obligations that are tied to a fund’s fiscal year-end. At this time, management is evaluating the implications of these changes on the financial statements.

In December 2023, FASB issued ASU 2023-09, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. Management has implemented changes in connection with the amendments and where applicable included additional disclosure in the Notes to Financial Statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The NAV of the Portfolio’s shares, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Portfolio or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Portfolio’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolio or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Portfolio may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Portfolio generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Portfolio may calculate its NAV as of the NYSE Close for such day or such other time that the Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange or the NYSE Close if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated PIMCO as the valuation designee (“Valuation

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Designee”) for the Portfolio to perform the fair value determination relating to all Portfolio investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of portfolio investments. The Valuation Designee may value portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, exchange-traded funds (“ETFs”), exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures, are valued at the settlement price determined by the relevant exchange. Swap agreements and swaptions are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Portfolio’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Portfolio may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Portfolio’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio’s next calculated NAV. An alternative exchange rate may be obtained from a Pricing Source or an exchange rate may otherwise be determined if believed to be more reflective of the rates at which the Portfolio may transact.

Whole loans may be fair valued using inputs that take into account borrower- or loan-level data (e.g., credit risk of the borrower) that is updated periodically throughout the life of each individual loan; any new borrower- or loan-level data received in written reports periodically by the Portfolio normally will be taken into account in calculating the NAV. The Portfolio’s whole loan investments, including those originated by the Portfolio or through an alternative lending platform, generally are fair valued by the Valuation Designee in accordance with procedures approved by the Board.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and procedures are intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold. The Portfolio’s use of fair

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Notes to Financial Statements	(Cont.)

valuation may also help to deter “stale price arbitrage” as discussed under the “Frequent or Excessive Purchases, Exchanges and Redemptions” section in the Portfolio’s prospectus.

Under certain circumstances, the per share NAV of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

∎	Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

∎	Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between fair value Levels of the Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These

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securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing

Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Securities may be valued based on purchase prices of privately negotiated transactions. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

The Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. A complete schedule of portfolio holdings for each affiliate fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available at the SEC’s website at www.sec.gov. A copy of each affiliate fund’s shareholder report is also available at the SEC’s website at www.sec.gov, on the Portfolio’s website at www.pimco.com, or upon request, as applicable. The table below shows the Portfolio’s

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Notes to Financial Statements	(Cont.)

transactions in and earnings from investments in the affiliated funds for the period ended December 31, 2025 (amounts in thousands†):

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 12/31/2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 12/31/2025	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$1,013	$288,265	$(287,600)	$(17)	$0	$1,661	$167	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(b) Investments in Securities

The Portfolio may utilize the investments and strategies described below to the extent permitted by the Portfolio’s investment policies.

Inflation-Indexed Bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury Inflation-Protected Securities (“TIPS”). For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Loans and Other Indebtedness, Loan Participations and Assignments are direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental or other borrowers. The Portfolio’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties or investments in or originations of loans by the Portfolio. A loan is often administered by a bank or other financial institution (the “agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Portfolio may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When the Portfolio purchases assignments from agents it acquires direct rights against the borrowers of the loans. These loans may include participations in bridge loans, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high yield bonds issued for the purpose of acquisitions.

The types of loans and related investments in which the Portfolio may invest include, among others, senior loans, subordinated loans

(including second lien loans, B-Notes and mezzanine loans), whole loans, commercial real estate and other commercial loans and structured loans. The Portfolio may originate loans or acquire direct interests in loans through primary loan distributions and/or in private transactions. In the case of subordinated loans, there may be significant indebtedness ranking ahead of the borrower’s obligation to the holder of such a loan, including in the event of the borrower’s insolvency. Mezzanine loans are typically secured by a pledge of an equity interest in the mortgage borrower that owns the real estate rather than an interest in a mortgage.

Investments in loans may include unfunded loan commitments, which are contractual obligations for funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Portfolio to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the committed amount may not be utilized by the borrower. When investing in a loan participation, the Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only upon receipt of payments by the agent from the borrower. The Portfolio may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, the Portfolio may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statement of Operations. Unfunded loan commitments, if any, are reflected as a liability on the Statement of Assets and Liabilities.

Mortgage-Related and Other Asset-Backed Securities directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are interests in pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal payments. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and

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volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including, but not limited to, auto loans, accounts receivable such as credit card receivables and hospital account receivables, home equity loans, student loans, boat loans, mobile home loans, recreational vehicle loans, manufactured housing loans, aircraft leases, computer leases, syndicated bank loans, peer-to-peer loans and litigation finance loans. The Portfolio may invest in any level of the capital structure of an issuer or mortgage-backed or asset-backed securities, including the equity or “first loss” tranche.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs, CLOs and other CDOs are types of asset-backed securities. A CBO is a trust which is often backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. Other CDOs are trusts backed by other types of assets representing obligations of various parties. For CBOs, CLOs and other CDOs, the cash flows from the trust are split into portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche which bears the first loss from any defaults from the bonds or loans in the trust, although more senior tranches may also bear losses. Since they are partially protected from defaults, senior tranches from a CBO trust, CLO trust or trust of another CDO typically have higher ratings and lower yields than their underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CBO, CLO or other CDO tranches can experience substantial losses due to actual defaults, downgrades of the underlying collateral by rating agencies, forced liquidation of the collateral pool due to a failure of coverage tests, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CBO, CLO or other CDO securities as a class. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Portfolio invests. In addition to the normal risks associated with fixed income securities discussed elsewhere in this report and the Portfolio’s prospectus and statement of additional information (e.g., prepayment risk, credit risk, liquidity risk, market risk, structural risk, legal risk and interest rate risk (which may be exacerbated if the interest rate payable on a structured financing changes based on multiples of changes in interest rates or inversely to changes in interest rates)), CBOs, CLOs and other CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) risks related to the capability of the servicer of the securitized assets, (iv) the risk that the Portfolio may invest in CBOs, CLOs, or other CDOs that are subordinate to other classes, (v) the structure and complexity of the transaction and the legal documents may not be fully understood at the time of investment and could lead to disputes with the issuer or among investors regarding the characterization of proceeds or unexpected investment results, and (vi) the CDO’s manager may perform poorly.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Stripped Mortgage-Backed Securities (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. An SMBS will have one class that will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the Statement of Operations. Because no principal will be received at the maturity of an IO class, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statement of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Securities Issued by U.S. Government Agencies or Government-Sponsored Enterprises are obligations of and, in certain cases,

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Notes to Financial Statements	(Cont.)

guaranteed by, the U.S. Government, its agencies or instrumentalities. The U.S. Government does not guarantee the net asset value of the Portfolio’s shares. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks, credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC is a government sponsored corporation that issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

In June 2019, FNMA and FHLMC started issuing Uniform Mortgage-Backed Securities in place of their current offerings of TBA-eligible securities (the “Single Security Initiative”). The Single Security Initiative seeks to support the overall liquidity of the TBA market and aligns the characteristics of FNMA and FHLMC certificates. The long-term effects that the Single Security Initiative may have on the market for TBA and other mortgage-backed securities are uncertain.

Roll-timing strategies can be used where the Portfolio seeks to extend the expiration or maturity of a position, such as a TBA security on an underlying asset, by closing out the position before expiration and contemporaneously opening a new position with respect to substantially the same underlying asset with a later expiration date. TBA securities purchased or sold are reflected on the Statement of Assets and Liabilities as an asset or liability, respectively. Recently finalized FINRA rules include mandatory margin requirements for the TBA market that require the Portfolio to post collateral in connection with its TBA transactions. There is no similar requirement applicable to the Portfolio’s TBA counterparties. The required collateralization of TBA trades could increase the cost of TBA transactions to the Portfolio and impose added operational complexity.

When-Issued Transactions are purchases or sales made on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Transactions to purchase or sell securities on a when-issued basis involve a commitment by the Portfolio to purchase or sell these securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. The Portfolio may sell when-issued securities before they are delivered, which may result in a realized gain (loss).

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may enter into the borrowings and other financing transactions described below to the extent permitted by the Portfolio’s investment policies.

The following disclosures contain information on the Portfolio’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Portfolio. The location of these instruments in the Portfolio’s financial statements is described below.

(a) Repurchase Agreements Under the terms of a typical repurchase agreement, the Portfolio purchases an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. In an open maturity repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Portfolio or counterparty at any time. The underlying securities for all repurchase agreements are held by the Portfolio’s custodian or designated subcustodians (in the case of tri-party repurchase agreements). Traditionally, the Portfolio has used bilateral repurchase agreements wherein the underlying securities will be held by the Portfolio’s custodian. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, if any, including accrued interest, are included on the Consolidated Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Consolidated Statement of Operations. In periods of increased demand for collateral, the Portfolio may pay a fee for the receipt of collateral, which may result in interest expense to the Portfolio.

(b) Reverse Repurchase Agreements In a reverse repurchase agreement, the Portfolio delivers a security in exchange for cash to a

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financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. In an open maturity reverse repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Portfolio or counterparty at any time. The Portfolio is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Portfolio to counterparties are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made by the Portfolio to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The Portfolio will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under reverse repurchase agreements.

(c) Sale-Buybacks A sale-buyback financing transaction consists of a sale of a security by the Portfolio to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Portfolio is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by the Portfolio are reflected as a liability on the Statement of Assets and Liabilities. The Portfolio will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, the Portfolio would have otherwise received had the security not been sold and (ii) the negotiated financing terms between the Portfolio and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statement of Operations. Interest payments based upon negotiated financing terms made by the Portfolio to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The Portfolio will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under sale-buyback transactions.

(d) Short Sales Short sales are transactions in which the Portfolio sells a security that it does not own in anticipation that the market price of that security will decline. The Portfolio may make short sales of securities: (i) to offset potential declines in long positions in similar securities, (ii) to increase the flexibility of the Portfolio, (iii) for investment return, (iv) as part of a risk arbitrage strategy, and (v) as part of its overall portfolio management strategies involving the use of derivative instruments. When the Portfolio makes a short sale, it will often borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Portfolio will ordinarily have to pay a fee or premium to borrow a security and be obligated to repay the lender of the security any dividend or interest that accrues on the security during the period of the loan. Securities sold in short sale transactions and the dividend or interest payable on such securities, if any, are reflected as payable for short sales on the Statement of Assets and Liabilities. Short sales expose the Portfolio to the risk that it will be required to cover its short position at a time when the security or other asset has appreciated in value, thus resulting in losses to the Portfolio. A short sale is “against the box” if the Portfolio holds in its portfolio or has the right to acquire the security sold short, or securities identical to the security sold short, at no additional cost. The Portfolio will be subject to additional risks to the extent that it engages in short sales that are not “against the box.” The Portfolio’s loss on a short sale could theoretically be unlimited in cases where the Portfolio is unable, for whatever reason, to close out its short position.

(e) Interfund Lending In accordance with an exemptive order (the “Order”) from the SEC, each Portfolio of the Trust may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Portfolio’s investment policies and restrictions. Each Portfolio is currently permitted to borrow under the Interfund Lending Program. A lending portfolio may lend in aggregate up to 15% of its current net assets at the time of the interfund loan, but may not lend more than 5% of its net assets to any one borrowing portfolio through the Interfund Lending Program. A borrowing portfolio may not borrow through the Interfund Lending Program or from any other source if its total outstanding borrowings immediately after the borrowing would be more than 33 1/3% of its total assets (or any lower threshold provided for by the portfolio’s investment restrictions). If a borrowing portfolio’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interfund loan rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending portfolio and the bank loan rate, as calculated according to a formula established by the Board.

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Notes to Financial Statements	(Cont.)

During the period ended December 31, 2025, the Portfolio did not participate in the Interfund Lending Program.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The Portfolio may enter into the financial derivative instruments described below to the extent permitted by the Portfolio’s investment policies.

The following disclosures contain information on how and why the Portfolio uses financial derivative instruments, and how financial derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedule of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Schedule of Investments, serve as indicators of the volume of financial derivative activity for the Portfolio.

(a) Forward Foreign Currency Contracts may be engaged, in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily, and the change in value is recorded by the Portfolio as an unrealized gain (loss). Realized gains (losses) are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain (loss) reflected on the Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

(b) Futures Contracts  are agreements to buy or sell a security or other asset for a set price on a future date and are traded on an exchange. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by the Portfolio (“Futures Variation Margin”). Futures Variation Margins, if any, are disclosed within centrally cleared financial derivative instruments on the Statement of Assets and Liabilities. Gains (losses) are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the Futures Variation Margin included within exchange traded or centrally cleared financial derivative instruments on the Statement of Assets and Liabilities.

(c) Options Contracts may be written or purchased to enhance returns or to hedge an existing position or future investment. The Portfolio may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put, an amount equal to the premium received is recorded and subsequently marked to market to reflect the current value of the option written. These amounts are included on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain (loss). Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (“call”) or purchased (“put”) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included as an asset on the Statement of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire

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are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) when the underlying transaction is executed.

Barrier Options (“Barrier Options”) are options, which may be written or purchased, with non-standard payout structures or other features. Barrier Options are generally traded OTC. The Portfolio may invest in various types of Barrier Options including down-and-in, down-and-out and up-and-in options. Down-and-in and up-and-in options are similar to standard options, except that the option expires worthless to the purchaser of the option if the price of the underlying instrument does, or does not, reach a specific barrier price level prior to the option’s expiration date. Down-and-out options expire worthless to the purchaser of the option if the price of the underlying instrument reaches a specific barrier price level prior to the option’s expiration date.

Credit Default Swaptions may be written or purchased to hedge exposure to the credit risk of an investment without making a commitment to the underlying instrument. A credit default swaption is an option to sell or buy credit protection on a specific reference by entering into a pre-defined swap agreement by some specified date in the future.

Foreign Currency Options may be written or purchased to be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

Interest Rate Swaptions may be written or purchased to enter into a pre-defined swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Options on Exchange-Traded Futures Contracts (“Futures Option”) may be written or purchased to hedge an existing position or future investment, for speculative purposes or to manage exposure to market movements. A Futures Option is an option contract in which the underlying instrument is a single futures contract.

(d) Swap Agreements are bilaterally negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). The Portfolio may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Centrally Cleared Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Statement of Operations. Daily changes in valuation of centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared financial derivative instruments on the Statement of Assets and Liabilities. Centrally Cleared and OTC swap payments received or paid at the beginning of the measurement period are included on the Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gain (loss) on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain (loss) on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gain (loss) on the Statement of Operations.

For purposes of applying certain of the Portfolio’s investment policies and restrictions, swap agreements, like other derivative instruments, may be valued by the Portfolio at market value, notional value or full exposure value. In the case of a credit default swap, in applying certain of the Portfolio’s investment policies and restrictions, the Portfolio will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of the Portfolio’s other investment policies and restrictions. For example, the Portfolio may value credit default swaps at full exposure value for purposes of the Portfolio’s credit quality guidelines (if any) because such value in general better reflects the Portfolio’s actual economic exposure during the term of the

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Notes to Financial Statements	(Cont.)

credit default swap agreement. As a result, the Portfolio may, at times, have notional exposure to an asset class (before netting) that is greater or lesser than the stated limit or restriction noted in the Portfolio’s prospectus. In this context, both the notional amount and the market value may be positive or negative depending on whether the Portfolio is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by the Portfolio for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may fail to perform or meet an obligation or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates or the values of the asset upon which the swap is based.

The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk may be mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral to the Portfolio to cover the Portfolio’s exposure to the counterparty.

To the extent the Portfolio has a policy to limit the net amount owed to or to be received from a single counterparty under existing swap agreements, such limitation only applies to counterparties to OTC swaps and does not apply to centrally cleared swaps where the counterparty is a central counterparty or derivatives clearing organization.

Credit Default Swap Agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues are entered into to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the swap agreement, undergoes a certain credit event. As a seller of protection on credit default swap agreements, the Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap.

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

Credit default swap agreements on credit indexes involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indexes are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indexes may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets and/or various credit ratings within each sector. Credit indexes are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that

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name’s weight in the index. The composition of the indexes changes periodically, usually every six months, and for most indexes, each name has an equal weight in the index. Credit default swaps on credit indexes may be used to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indexes are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues as of period end, if any, are disclosed in the Notes to Schedule of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indexes, the quoted market prices and resulting values, as well as the annual payment rate, serve as an indication of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Portfolio as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which the Portfolio is the seller of protection are disclosed in the Notes to Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or entities.

Cross-Currency Swap Agreements are entered into to gain or mitigate exposure to currency risk. Cross-currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates. The exchange of currencies at the inception date of the contract takes place at the current spot rate. The net of the notional amount received/delivered, when translated to USD at the trade date, represents an upfront payable/receivable. The re-exchange at maturity may take place at the same exchange rate, a specified rate or the then current spot rate. Interest payments, if applicable, are made between the parties based on interest rates available in the two currencies at the inception of the contract. The terms of cross-currency swap contracts may extend for many years. Cross-currency swaps are usually negotiated with commercial and investment banks. Some cross-currency swaps may not provide for exchanging principal cash flows, but only for exchanging interest cash flows.

Interest Rate Swap Agreements may be entered into to help hedge against interest rate risk exposure as the value of the fixed rate bonds that the Portfolio holds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Portfolio with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

Total Return Swap Agreements are entered into to gain or mitigate exposure to the underlying reference asset. Total return swap agreements involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset and on a fixed or variable interest rate. Total return swap agreements may involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific underlying reference asset, which may include a single security, a basket of securities or an index, and in return receives a fixed or variable rate. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference asset less a financing rate, if any. As a receiver, the Portfolio would receive payments based on any net positive total return and would owe

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Notes to Financial Statements	(Cont.)

payments in the event of a net negative total return. As the payer, the Portfolio would owe payments on any net positive total return and would receive payments in the event of a net negative total return.

7. PRINCIPAL AND OTHER RISKS

(a) Principal Risks

The principal risks of investing in the Portfolio, which could adversely affect its net asset value, yield and total return, are listed below. Please see “Description of Principal Risks” in the Portfolio’s prospectus for a more detailed description of the risks of investing in the Portfolio.

Interest Rate Risk is the risk that fixed income securities will fluctuate in value due to changes in interest rates; a portfolio with a longer average portfolio duration will be more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration. Factors such as government policy, inflation, the economy, and market for bonds can impact interest rates and yields.

Call Risk is the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons including declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality. If an issuer calls a security that the Portfolio has invested in, the Portfolio may not recoup the full amount of its initial investment or may not realize the full anticipated earnings from the investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Credit Risk is the risk that the Portfolio could experience losses if the issuer or guarantor of a fixed income security, the counterparty to a derivative contract, or the issuer or guarantor of collateral, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

High Yield Risk is the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of market, credit, call and liquidity risks. High yield securities are considered primarily speculative by rating agencies with respect to the issuer’s continuing ability to make principal and interest payments, and their values may be more volatile than higher-rated securities of similar maturity.

Market Risk is the risk that the value of securities owned by the Portfolio may fluctuate, sometimes rapidly or unpredictably, due to a variety of factors affecting securities markets generally or particular industries or sectors.

Issuer Risk is the risk that the value of a security may decline for reasons related to the issuer, such as management performance, changes in financial condition or credit rating, financial leverage, reputation or reduced demand for the issuer’s goods or services.

Liquidity Risk is the risk that a particular investment may be difficult to purchase or sell and that the Portfolio may be unable to sell investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity. The liquidity of the Portfolio’s shares may be constrained by the liquidity of the Portfolio’s portfolio holdings.

Derivatives Risk is the risk of investing in derivative instruments (such as forwards, futures, options, swaps and structured securities) and other similar investments, including leverage, liquidity, interest rate, market, counterparty (including credit), operational, legal and management risks, and valuation complexity. Changes in the value of a derivative or other similar investment may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Portfolio could lose more than the initial amount invested. Changes in the value of a derivative or other similar instrument may also create margin delivery or settlement payment obligations for the Portfolio. The Portfolio’s use of derivatives or other similar investments may result in losses to the Portfolio, a reduction in the Portfolio’s returns and/or increased volatility. Non-centrally-cleared over-the-counter (“OTC”) derivatives or other similar investments are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for non-centrally-cleared OTC derivatives or other similar investments. The primary credit risk on derivatives or other similar investments that are exchange-traded or traded through a central clearing counterparty resides with the Portfolio’s clearing broker or the clearinghouse. Changes in regulations relating to a registered fund’s use of derivatives and related instruments could potentially limit or impact the Portfolio’s ability to invest in derivatives, limit the Portfolio’s ability to employ certain strategies that use derivatives or other similar investments and/or adversely affect the value of derivatives or other similar investments and the Portfolio’s performance.

Equity Risk is the risk that the value of equity or equity-related securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity or equity-related securities generally have greater

46	PIMCO VARIABLE INSURANCE TRUST

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price volatility than fixed income securities. In addition, preferred securities may be subject to greater credit risk or other risks, such as risks related to deferred and omitted distributions, limited voting rights, liquidity, interest rates, regulatory changes and special redemption rights.

Mortgage-Related and Other Asset-Backed Securities Risk is the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk. The Portfolio may invest in any tranche of mortgage-related and other asset-backed securities, including junior and/or equity tranches (to the extent consistent with the Portfolio’s guidelines), which generally carry higher levels of the foregoing risks.

Foreign (Non-U.S.) Investment Risk is the risk that investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a portfolio that invests exclusively in securities of U.S. companies, due to smaller or less developed markets, differing financial reporting, accounting, corporate governance and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable U.S. or foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, political changes, diplomatic developments, trade restrictions (including tariffs) or the imposition of sanctions and other similar measures. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Emerging Markets Risk is the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk.

China Risk is the risk of investing in securities and instruments economically tied to the People’s Republic of China (excluding Hong Kong, Macau and Taiwan for the purpose of this disclosure) (“PRC”). These investments subject the Portfolio to certain of the risks of investing in foreign (non-U.S.) securities and emerging market securities, as well as other risks including, without limitation, erratic growth, the unavailability of reliable economic or financial data, dependence on exports and international trade, asset price volatility, potential shortage of liquidity and limited accessibility by foreign (non-U.S.) investors (including as a result of sanctions), fluctuations in currency exchange rates, currency devaluation, the relatively small size and absence of operating history of many PRC companies, and the developing nature of the legal and regulatory framework for securities markets, custody arrangements and commerce.

Sovereign Debt Risk is the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit events resulting from an issuer’s inability or unwillingness to make principal or interest payments in a timely fashion.

Currency Risk is the risk that foreign (non-U.S.) currencies may fluctuate in value relative to the U.S. dollar, which can affect the value of the Portfolio’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Issuer Non-Diversification Risk is the risk of focusing investments on a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Portfolios that are

“non-diversified” may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than portfolios that are “diversified”.

Leveraging Risk is the risk that certain transactions of the Portfolio, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, and derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Portfolio to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss. The use of leverage may also increase the Portfolio’s sensitivity to interest rate changes and other market risks.

Management Risk is the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio managers in connection with managing the Portfolio and may cause PIMCO to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of the Portfolio will be achieved.

Short Exposure Risk is the risk of entering into short sales or other short positions, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale or other short position will not fulfill its contractual obligations, causing a loss to the Portfolio.

Collateralized Loan Obligations Risk is the risk that investing in collateralized loan obligations (“CLOs”) and other similarly structured investments exposes the Portfolio to heightened credit risk, interest rate risk, liquidity risk, market risk and prepayment and extension risk, as well as the risk of default on the underlying asset. In addition,

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Notes to Financial Statements	(Cont.)

investments in CLOs carry additional risks, including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) risks related to the capability of the servicer of the securitized assets; (iv) the risk that the Portfolio may invest in tranches of CLOs that are subordinate to other tranches; (v) the structure and complexity of the transaction and the legal documents may not be fully understood at the time of investment and could lead to disputes with the issuer or among investors regarding the characterization of proceeds or unexpected investment results; and (vi) the CLO’s manager may perform poorly.

Turnover Risk is the risk that high levels of portfolio turnover may increase transaction costs and taxes and may lower investment performance.

(b) Other Risks

In general, the Portfolio may be subject to additional risks, including, but not limited to, risks related to government regulation and intervention in financial markets, operational risks, risks associated with financial, economic and global market disruptions, and cyber security risks. Please see the Portfolio’s prospectus and Statement of Additional Information for a more detailed description of the risks of investing in the Portfolio. Please see the Important Information section of this report for additional discussion of certain regulatory and market developments that may impact the Portfolio’s performance.

Market Disruptions Risk The Portfolio is subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including those arising from actual or threatened war or armed conflicts, military conflicts, terrorism, social unrest, recessions, supply chain disruptions, market manipulation, government interventions, defaults and shutdowns, political and regulatory changes or diplomatic developments or the imposition of sanctions and other measures, including the imposition of tariffs, or other U.S. economic policies and any related public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), bank failures and natural/ environmental disasters, which can all negatively impact the securities markets and cause the Portfolio to lose value. These events can also impair the technology and other operational systems upon which the Portfolio’s service providers, including PIMCO as the Portfolio’s investment adviser, rely, and could otherwise disrupt the Portfolio’s service providers’ ability to fulfill their obligations to the Portfolio.

Government Intervention in Financial Markets Federal, state, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which the Portfolio invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Portfolio itself is regulated. Such legislation or regulation could limit or preclude the Portfolio’s ability to achieve its investment objective. Also, while such legislation or regulations are intended to strengthen markets, systems and public finances, they could affect fund expenses and the value of fund investments in unpredictable ways. Furthermore, volatile financial markets can expose the Portfolio to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Portfolio. The value of the Portfolio’s holdings is also generally subject to the risk of future local, national, or global economic disturbances based on unknown weaknesses in the markets in which the Portfolio invests. In addition, it is not certain that the U.S. Government will intervene in response to a future market disturbance and the effect of any such future intervention cannot be predicted. It is difficult for issuers to prepare for the impact of future financial downturns, although companies can seek to identify and manage future uncertainties through risk management programs.

Regulatory Risk Financial entities, such as investment companies and investment advisers, are generally subject to extensive government regulation and intervention. Government regulation and/or intervention may change the way the Portfolio is regulated, affect the expenses incurred directly by the Portfolio and the value of its investments, and limit and/or preclude the Portfolio’s ability to achieve its investment objective. Government regulation may change frequently and may have significant adverse consequences. Moreover, government regulation may have unpredictable and unintended effects.

Operational Risk An investment in the Portfolio, like any fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on the Portfolio. While the Portfolio seeks to minimize such events through controls and oversight, there may still be failures that could cause losses to the Portfolio.

Cyber Security Risk As the use of complex information technology and communication systems, including cloud-based technology, has become more prevalent and interconnected in the course of business, the Portfolio has become potentially more susceptible to operational and information security risks resulting from breaches in cyber security despite the efforts of PIMCO, the Portfolio, or their service providers to adopt technologies, processes, and practices intended to mitigate these risks. Disruptions or failures that affect service providers, counterparties, market participants or issuers of securities that are held

48	PIMCO VARIABLE INSURANCE TRUST

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by the Portfolio may adversely affect PIMCO or the Portfolio, including by causing losses or impairing PIMCO’s or the Portfolio’s operations. A breach in cyber security refers to both intentional and unintentional cyber events that may, among other things, cause the Portfolio to lose proprietary information, suffer data corruption and/or destruction or lose operational capacity, result in the unauthorized release or other misuse of confidential information, or otherwise disrupt normal business operations. Geopolitical tensions can increase the scale and sophistication of deliberate cybersecurity attacks, particularly those from nation-states or from entities with nation-state backing, who may desire to use cybersecurity attacks to cause damage or create leverage against geopolitical rivals. Cyber security failures or breaches may result in financial losses to the Portfolio and its shareholders. These failures or breaches may also result in disruptions to business operations, potentially resulting in financial losses; interference with the Portfolio’s ability to calculate its net asset value, process shareholder transactions or otherwise transact business with shareholders; impediments to trading; violations of applicable privacy and other laws; regulatory fines; penalties; third-party claims in litigation; reputational damage; reimbursement or other compensation costs; additional compliance and cyber security risk management costs and other adverse consequences. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. There is also a risk that cyber security breaches may not be detected. The Portfolio and its shareholders may suffer losses as a result of a cyber security breach related to the Portfolio, its service providers, trading counterparties or the issuers in which the Portfolio invests.

8. MASTER NETTING ARRANGEMENTS

The Portfolio may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes, the Statement of Assets and Liabilities generally presents derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statement of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. The Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase and certain sale-buyback transactions between the Portfolio and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA securities, delayed-delivery or certain sale-buyback transactions by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedule of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission. In the United States,

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Notes to Financial Statements	(Cont.)

counterparty risk may be reduced as creditors of an FCM cannot have a claim to Portfolio assets in the segregated account. FCM customers, such as the Portfolio, are permitted to transfer their customer account (and cleared derivative transactions held in such customer account) from one FCM to another FCM. Upon completion of the transfer, the customer maintains the same economic position with respect to the outstanding exposure. As such, these transfers are not recognized as dispositions and reacquisitions of the affected derivative positions. Variation margin, which reflects changes in market value, is generally exchanged daily, but may not be netted between futures and cleared OTC derivatives unless the parties have agreed to a separate arrangement in respect of portfolio margining. The porting of exposure between FCMs has no impact on the market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin; these values as of period end are disclosed in the Notes to Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by the Portfolio with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. The ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level or as required by regulation. Similarly, if required by regulation, the Portfolio may be required to post additional collateral beyond coverage of daily exposure. These amounts, if any, may (or if required by law, will) be segregated with a third-party custodian. To the extent the Portfolio is required by regulation to post additional collateral beyond coverage of daily exposure, it could potentially incur costs, including in procuring eligible assets to meet collateral requirements, associated with such posting. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

9. FEES AND EXPENSES

(a) Investment Advisory Fee PIMCO is a majority-owned subsidiary of Allianz Asset Management of America LLC (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio at an annual rate based on average daily net assets (the

“Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table in note (b) below.

(b) Supervisory and Administrative Fee PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory Fee and Supervisory and Administrative Fees for all classes, as applicable, are charged at the annual rate as noted in the following table (calculated as a percentage of the Portfolio’s average daily net assets attributable to each class):

Investment Advisory Fee	Supervisory and Administrative Fee
All Classes	Institutional Class	Administrative Class	Advisor Class
0.25%	0.50%	0.50%	0.50%

(c) Distribution and Servicing Fees PIMCO Investments LLC, a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted an Administrative Services Plan with respect to the Administrative Class shares of the Portfolio pursuant to Rule 12b-1 under the Act (the “Administrative Plan”). Under the terms of the Administrative Plan, the Trust is permitted to compensate the Distributor, out of the Administrative Class assets of the Portfolio, in an amount up to 0.15% on an annual basis of the average daily net assets of that class, for providing, or procuring through financial firms, administrative, recordkeeping and investor services for Administrative Class shareholders of the Portfolio.

The Trust has adopted a separate Distribution and Servicing Plan for the Advisor Class shares of the Portfolio (the “Distribution and Servicing Plan”). The Distribution and Servicing Plan has been adopted pursuant to Rule 12b-1 under the Act. The Distribution and Servicing Plan permits the Portfolio to compensate the Distributor for providing, or procuring through financial firms, distribution, administrative, recordkeeping, shareholder and/or related services with respect to Advisor Class shares. The Distribution and Servicing Plan permits the Portfolio to make total payments at an annual rate of up to 0.25% of the average daily net assets attributable to its Advisor Class shares.

	Distribution Fee	Servicing Fee

Administrative Class	—	0.15%

Advisor Class	0.25%	—

(d) Portfolio Expenses PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of

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various third-party services required by the Portfolio, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders, or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses (including, without limitation, fees and expenses of outside legal counsel or third-party consultants retained in connection with reviewing, negotiating and structuring specialized loans and other investments made by the Portfolio, and any costs associated with originating loans, asset securitizations, alternative lending-related strategies and so-called “broken-deal costs” (e.g., fees, costs, expenses and liabilities, including, for example, due diligence-related fees, costs, expenses and liabilities, with respect to unconsummated investments)); (iv) costs of borrowing money, including interest expenses; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organizational and offering expenses of the Trust and the Portfolio, and any other expenses which are capitalized in accordance with generally accepted accounting principles; and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class.

(e) Remuneration Paid to Directors, Officers and Others (N-CSR Item 10) The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates. The pro rata share of Trustee fees for the Portfolio is reflected on the Statement of Operations as Trustee fees.

(f) Expense Limitation Pursuant to the Expense Limitation Agreement, PIMCO has contractually agreed, through May 1, 2026, to waive a portion of the Portfolio’s Supervisory and Administrative Fee, or reimburse the Portfolio, to the extent that the Portfolio’s organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata share of Trustee fees exceed 0.0049% (the “Expense Limit”) (calculated as a percentage of the Portfolio’s average daily net assets attributable to each class). The Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term. The waiver, if any, is reflected on the Statement of Operations as a component of Waiver and/or Reimbursement by PIMCO. As of December 31, 2025, the amount waived and/or reimbursed was $5,000.

In any month in which the supervision and administration agreement is in effect, PIMCO is entitled to reimbursement by the Portfolio of any portion of the supervisory and administrative fee waived or reimbursed pursuant to the Expense Limitation Agreement (the “Reimbursement Amount”) within thirty-six months of the time of the waiver, provided that such amount paid to PIMCO will not: i) together with any organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata Trustee fees, exceed, for such month, the Expense Limit (or the amount of the expense limit in place at the time the amount being recouped was originally waived if lower than the Expense Limit); ii) exceed the total Reimbursement Amount; or iii) include any amounts previously reimbursed to PIMCO. As of December 31, 2025, there were no recoverable amounts.

10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator and Distributor are related parties. Fees paid to these parties are disclosed in Note 9, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Statement of Assets and Liabilities.

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

12. PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover.” The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective(s), particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, which are borne by the Portfolio. Frequent and active trading of the Portfolio’s portfolio

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Notes to Financial Statements	(Cont.)

holdings may cause adverse tax consequences for shareholders due to an increase in short-term capital gains and may also adversely impact the Portfolio’s after-tax returns. The transaction costs associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended December 31, 2025 were as follows (amounts in thousands†):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales

$4,579,783	$4,574,717	$281,331	$179,581

†	A zero balance may reflect actual amounts rounding to less than one thousand.

13. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands†):

	Year Ended 12/31/2025		Year Ended 12/31/2024

	Shares	Amount	Shares	Amount
Receipts for shares sold

Institutional Class	5,412	$53,854	2,197	$21,647

Administrative Class	4,491	44,864	2,800	27,585

Advisor Class	1,416	14,147	1,221	12,024
Issued as reinvestment of distributions

Institutional Class	434	4,344	417	4,109

Administrative Class	345	3,452	323	3,186

Advisor Class	1,063	10,645	1,231	12,146
Cost of shares redeemed

Institutional Class	(3,461)	(34,524)	(4,767)	(46,862)

Administrative Class	(2,884)	(28,825)	(2,435)	(24,002)

Advisor Class	(6,129)	(61,163)	(5,116)	(50,447)

Net increase (decrease) resulting from Portfolio share transactions	687	$6,794	(4,129)	$(40,614)

†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of December 31, 2025, one person owned of record or beneficially 10% or more of the Portfolio’s total outstanding shares, comprising 54% of the Portfolio.

14. REGULATORY AND LITIGATION MATTERS

The Portfolio is not named as a defendant in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened against it.

The foregoing speaks only as of the date of this report.

15. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of December 31, 2025, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

In this reporting period, the Portfolio adopted FASB Accounting Standards Update 2023-09, Income Taxes (Topic 740) — Improvements to Income Tax Disclosures (ASU 2023-09), which enhances income tax disclosures, including disclosure income taxes paid disaggregated by jurisdiction. Adoption of the new standard impacted financial statement disclosures only and did not affect any Portfolio’s financial position or the results of its operations. For the annual period covered by this report, the portfolio did not pay any material federal, state or local income taxes or any material income taxes in foreign jurisdictions.

The Portfolio files U.S. federal, state and local tax returns as required. The Portfolio’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for

52	PIMCO VARIABLE INSURANCE TRUST

December 31, 2025

open years have incorporated no uncertain tax positions that require a provision for income taxes.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

As of December 31, 2025, the components of distributable taxable earnings are as follows (amounts in thousands†):

	Undistributed Ordinary Income(1)	Undistributed Long-Term Capital Gains	Net Tax Basis Unrealized Appreciation/ (Depreciation)(2)	Other Book-to-Tax Accounting Differences(3)	Accumulated Capital Losses(4)	Qualified Late-Year Loss Deferral - Capital(5)	Qualified Late-Year Loss Deferral - Ordinary(6)	Total Components of Distributable Earnings

PIMCO International Bond Portfolio (U.S. Dollar-Hedged)	$0	$0	$(29,826)	$0	$(9,363)	$0	$(3,013)	$(42,202)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	Includes undistributed short-term capital gains, if any.
(2)

Adjusted for open wash sale loss deferrals and the accelerated recognition of unrealized gain or loss on certain futures, options, and/or forward contracts for federal income tax purposes. Also adjusted for differences between book and tax realized and unrealized gain (loss) on hyperinflationary investments, swap contracts, straddle loss deferrals, and interest accrued on defaulted securities.

(3)	Represents differences in income tax regulations and financial accounting principles generally accepted in the United States of America.
(4)	Capital losses available to offset future net capital gains as shown below.
(5)	Capital losses realized during the period November 1, 2025 through December 31, 2025 which the Portfolio elected to defer to the following taxable year pursuant to income tax regulations.
(6)	Specified losses realized during the period November 1, 2025 through December 31, 2025 which the Portfolio elected to defer to the following taxable year pursuant to income tax regulations.

Under the Regulated Investment Company Modernization Act of 2010, a portfolio is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

As of December 31, 2025, the Portfolio had the following post-effective capital losses with no expiration (amounts in thousands†):

	Short-Term	Long-Term

PIMCO International Bond Portfolio (U.S. Dollar-Hedged)	$9,363	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of December 31, 2025, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands†):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(7)

PIMCO International Bond Portfolio (U.S. Dollar-Hedged)	$732,842	$27,433	$(57,613)	$(30,180)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(7)

Adjusted for open wash sale loss deferrals and the accelerated recognition of unrealized gain or loss on certain futures, options, and/or forward contracts for federal income tax purposes. Also adjusted for differences between book and tax realized and unrealized gain (loss) on hyperinflationary investments, swap contracts, straddle loss deferrals, and interest accrued on defaulted securities.

For the fiscal years ended December 31, 2025 and December 31, 2024, respectively, the Portfolio made the following tax basis distributions (amounts in thousands†):

	December 31, 2025			December 31, 2024

	Ordinary Income Distributions(8)	Long-Term Capital Gain Distributions	Return of Capital(9)	Ordinary Income Distributions(8)	Long-Term Capital Gain Distributions	Return of Capital(9)

PIMCO International Bond Portfolio (U.S. Dollar-Hedged)	$18,456	$0	$0	$19,441	$0	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(8)	Includes short-term capital gains distributed, if any.
(9)

A portion of the distributions made represents a tax return of capital. Return of capital distributions have been reclassified from undistributed net investment income to paid-in capital to more appropriately conform financial accounting to tax accounting.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	53

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of PIMCO Variable Insurance Trust and Shareholders of PIMCO International Bond Portfolio (U.S. Dollar-Hedged)

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (one of the portfolios constituting PIMCO Variable Insurance Trust, hereafter referred to as the “Portfolio”) as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statement of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian, transfer agent, brokers and agent banks; when replies were not received from brokers or agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Kansas City, Missouri

February 19, 2026

We have served as the auditor of one or more investment companies in PIMCO Variable Insurance Trust since 1998.

54	PIMCO VARIABLE INSURANCE TRUST

Glossary:	(abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:

AZD	Australia and New Zealand Banking Group	DEU	Deutsche Bank Securities, Inc.	MYC	Morgan Stanley Capital Services LLC

BOA	Bank of America N.A.	DUB	Deutsche Bank AG	MYI	Morgan Stanley & Co. International PLC

BPS	BNP Paribas S.A.	FAR	Wells Fargo Bank National Association	NGF	Nomura Global Financial Products, Inc.

BRC	Barclays Bank PLC	GLM	Goldman Sachs Bank USA	SCX	Standard Chartered Bank, London

BSH	Banco Santander S.A. - New York Branch	JPM	JP Morgan Chase Bank N.A.	SOG	Societe Generale Paris

BSN	The Bank of Nova Scotia - Toronto	JPS	J.P. Morgan Securities LLC	SSB	State Street Bank and Trust Co.

CBK	Citibank N.A.	MBC	HSBC Bank Plc	UAG	UBS AG Stamford

CIB	Canadian Imperial Bank of Commerce	MEI	Merrill Lynch International

Currency Abbreviations:

AUD	Australian Dollar	HUF	Hungarian Forint	NZD	New Zealand Dollar

BRL	Brazilian Real	IDR	Indonesian Rupiah	PEN	Peruvian New Sol

CAD	Canadian Dollar	ILS	Israeli Shekel	PLN	Polish Zloty

CHF	Swiss Franc	INR	Indian Rupee	RON	Romanian New Leu

CNH	Chinese Renminbi (Offshore)	JPY	Japanese Yen	SEK	Swedish Krona

CNY	Chinese Renminbi (Mainland)	KRW	South Korean Won	SGD	Singapore Dollar

CZK	Czech Koruna	KWD	Kuwaiti Dinar	THB	Thai Baht

DKK	Danish Krone	KZT	Kazakhstani Tenge	TRY	Turkish New Lira

EGP	Egyptian Pound	MXN	Mexican Peso	TWD	Taiwanese Dollar

EUR	Euro	MYR	Malaysian Ringgit	USD (or $)	United States Dollar

GBP	British Pound	NGN	Nigerian Naira	ZAR	South African Rand

HKD	Hong Kong Dollar	NOK	Norwegian Krone

Exchange Abbreviations:

CBOE	Chicago Board Options Exchange	OTC	Over the Counter

Index/Spread Abbreviations:

Bobl	Bundesobligation, the German word for federal government bond	EUR003M	3 Month EUR Swap Rate	SONIO	Sterling Overnight Interbank Average Rate

CAONREPO	Canadian Overnight Repo Rate Average	MUTKCALM	Tokyo Overnight Average Rate	SRFXON3	Swiss Overnight Rate Average (6PM)

CDX.IG	Credit Derivatives Index - Investment Grade	SIBCSORA	Singapore Overnight Rate Average	TSFR1M	Term SOFR 1-Month

CNREPOFIX	China Fixing Repo Rates 7-Day	SOFR	Secured Overnight Financing Rate	US0003M	ICE 3-Month USD LIBOR

CPI	Consumer Price Index

Other Abbreviations:

ABS	Asset-Backed Security	DAC	Designated Activity Company	OIS	Overnight Index Swap

ALT	Alternate Loan Trust	EURIBOR	Euro Interbank Offered Rate	PRIBOR	Prague Interbank Offered Rate

BBR	Bank Bill Rate	JSC	Joint Stock Company	REMIC	Real Estate Mortgage Investment Conduit

BBSW	Bank Bill Swap Reference Rate	KORIBOR	Korea Interbank Offered Rate	STIBOR	Stockholm Interbank Offered Rate

BTP	Buoni del Tesoro Poliennali “Long-term Treasury Bond”	MIBOR	Mumbai Interbank Offered Rate	TBA	To-Be-Announced

CLO	Collateralized Loan Obligation	OAT	Obligations Assimilables du Trésor	WIBOR	Warsaw Interbank Offered Rate

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	55

Distribution Information	(Unaudited)

For purposes of Section 19 of the Investment Company Act of 1940 (the “Act”), the portfolio estimated the periodic sources of any dividends paid during the period covered by this report in accordance with good accounting practice. Pursuant to Rule 19a-1(e) under the Act, the table below sets forth the actual source information for dividends paid during the six month period ended December 31, 2025 calculated as of each distribution period pursuant to Section 19 of the Act. The information below is not provided for U.S. federal income tax reporting purposes. The tax character of all dividends and distributions is reported on Form 1099-DIV (for shareholders who receive U.S. federal tax reporting) at the end of each calendar year. See the Financial Highlights section of this report for the tax characterization of distributions determined in accordance with federal income tax regulations for the fiscal year.

PIMCO International Bond Portfolio (U.S. Dollar-Hedged)

Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

July 2025	$0.0323	$0.0000	$0.0000	$0.0323

August 2025	$0.0324	$0.0000	$0.0000	$0.0324

September 2025	$0.0291	$0.0000	$0.0000	$0.0291

October 2025	$0.0290	$0.0000	$0.0000	$0.0290

November 2025	$0.0230	$0.0000	$0.0000	$0.0230

December 2025	$0.0305	$0.0000	$0.0000	$0.0305

Administrative Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

July 2025	$0.0310	$0.0000	$0.0000	$0.0310

August 2025	$0.0311	$0.0000	$0.0000	$0.0311

September 2025	$0.0279	$0.0000	$0.0000	$0.0279

October 2025	$0.0278	$0.0000	$0.0000	$0.0278

November 2025	$0.0218	$0.0000	$0.0000	$0.0218

December 2025	$0.0291	$0.0000	$0.0000	$0.0291

Advisor Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

July 2025	$0.0302	$0.0000	$0.0000	$0.0302

August 2025	$0.0302	$0.0000	$0.0000	$0.0302

September 2025	$0.0271	$0.0000	$0.0000	$0.0271

October 2025	$0.0270	$0.0000	$0.0000	$0.0270

November 2025	$0.0211	$0.0000	$0.0000	$0.0211

December 2025	$0.0282	$0.0000	$0.0000	$0.0282

*

The source of dividends provided in the table differs, in some respects, from information presented in this report prepared in accordance with generally accepted accounting principles, or U.S. GAAP. For example, net earnings from certain interest rate swap contracts are included as a source of net investment income for purposes of Section 19(a). Accordingly, the information in the table may differ from information in the accompanying financial statements that are presented on the basis of U.S. GAAP and may differ from tax information presented in the footnotes. Amounts shown may include accumulated, as well as fiscal period net income and net profits.

**	Occurs when a portfolio distributes an amount greater than its accumulated net income and net profits. Amounts are not reflective of a portfolio net income, yield, earnings or investment performance.

56	PIMCO VARIABLE INSURANCE TRUST

Federal Income Tax Information	(Unaudited)

As required by the Internal Revenue Code (“Code”) and Treasury Regulations, if applicable, shareholders must be notified within 60 days of the Portfolio’s fiscal year end regarding the status of qualified dividend income and the dividend received deduction.

Dividend Received Deduction. Corporate shareholders are generally entitled to take the dividend received deduction on the portion of a portfolio’s dividend distribution that qualifies under tax law. The percentage of the following Portfolio’s fiscal 2025 ordinary income dividend that qualifies for the corporate dividend received deduction is set forth below.

Qualified Dividend Income. Under the Jobs and Growth Tax Relief Reconciliation Act of 2003, the following percentage of ordinary dividends paid during the fiscal year ended December 31, 2025 was designated as ‘‘qualified dividend income’’ as defined in the Jobs and Growth Tax Relief Reconciliation Act of 2003 subject to reduced tax rates in 2025.

Qualified Interest Income and Qualified Short-Term Capital Gain (for non-U.S. resident shareholders only). Under the American Jobs Creation Act of 2004, the following amounts of ordinary dividends paid during the fiscal year ended December 31, 2025 are considered to be derived from “qualified interest income,” as defined in Section 871(k)(1)(E) of the Code, and therefore are designated as interest-related dividends, as defined in Section 871(k)(1)(C) of the Code. Further, the following amounts of ordinary dividends paid during the fiscal year ended December 31, 2025 are considered to be derived from “qualified short-term capital gain,” as defined in Section 871(k)(2)(D) of the Code, and therefore are designated as qualified short-term gain dividends, as defined by Section 871(k)(2)(C) of the Code.

Section 163(j) Interest Dividends. The Portfolio intends to pass through the maximum amount allowable as Section 163(j) Interest defined in Proposed Treasury Section 1.163(j)-1(b).

Section 199A Dividends. The Portfolio intends to pass through the maximum amount allowable as Section 199A Dividends defined in Proposed Treasury Section 199A-3(d).

	Dividend Received Deduction %	Qualified Dividend Income %	Qualified Interest Income (000s†)	Qualified Short-Term Capital Gains (000s†)

PIMCO International Bond Portfolio (U.S. Dollar-Hedged)	0.00%	0.00%	$6,745	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

Shareholders are advised to consult their own tax advisor with respect to the tax consequences of their investment in the Trust. In January 2026, you will be advised on IRS Form 1099-DIV as to the federal tax status of the dividends and distributions received by you in calendar year 2025.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	57

Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8)	(Unaudited)

Not applicable.

58	PIMCO VARIABLE INSURANCE TRUST

Proxy Disclosures for Open-End Management Investment Companies (N-CSR Item 9)	(Unaudited)

Not applicable.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	59

Approval of Investment Advisory Contract and Other Agreements (N-CSR Item 11)

At a meeting held on August 19-20, 2025, the Board of Trustees (the “Board”) of PIMCO Variable Insurance Trust (the “Trust”), including the Trustees who are not “interested persons” of the Trust under the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered and unanimously approved the renewal of the Amended and Restated Investment Advisory Contract (the “Investment Advisory Contract”) between the Trust, on behalf of the Trust’s series (each, a “Portfolio” and collectively, the “Portfolios”), and Pacific Investment Management Company LLC (“PIMCO”), for an additional one-year term through August 31, 2026.

The Board also considered and unanimously approved the renewal of the Amended and Restated Supervision and Administration Agreement (the “Supervision and Administration Agreement”) between the Trust, on behalf of the Portfolios, and PIMCO for an additional one-year term through August 31, 2026. In addition, the Board considered and unanimously approved the renewal of the Amended and Restated Asset Allocation Sub-Advisory Agreement (the “Asset Allocation Agreement” and, together with the Investment Advisory Contract and the Supervision and Administration Agreement, the “Agreements”) between PIMCO, on behalf of PIMCO All Asset Portfolio, a series of the Trust, and Research Affiliates, LLC (“Research Affiliates”) for an additional one-year term through August 31, 2026.

Further, the Board considered and unanimously approved the renewal of any investment management agreements between PIMCO and any wholly-owned subsidiaries (each, a “Subsidiary” and, collectively, the “Subsidiaries”) of certain of the Portfolios (collectively, the “Subsidiary Agreements”), each for the same additional one-year term through August 31, 2026.

The information, material factors and conclusions that formed the basis for the Board’s approvals are summarized below.

1. Information Received

(a) Materials Reviewed During the course of the past year, the Trustees received a wide variety of materials relating to the services provided by PIMCO and Research Affiliates to the Trust. At each of its quarterly meetings, the Board reviewed the Portfolios’ investment performance and information relating to Portfolio operations, including shareholder services, valuation and custody, the Portfolios’ compliance program and other information relating to the nature, extent and quality of services provided by PIMCO and Research Affiliates to the Trust and each of the Portfolios, as applicable. In considering whether to approve the renewal of the Agreements and the Subsidiary Agreements, the Board reviewed additional information, including, but not limited to: comparative industry data with regard to investment performance; advisory and supervisory and administrative fees and expenses; financial information for PIMCO, including, where relevant, financial information for Research Affiliates; information regarding the profitability to PIMCO of its relationship with the Portfolios; information about the personnel providing investment management services, other advisory services and supervisory and administrative services to the Portfolios; and information about the fees charged and services provided to other clients with similar investment mandates as the Portfolios, where applicable. In addition, the Board reviewed materials provided by counsel to the Trust and the Independent Trustees (“Counsel”), which included, among other things, a memorandum outlining legal duties of the Board in considering the renewal of the Agreements and the Subsidiary Agreements.

With respect to the Subsidiary Agreements, the Trustees considered that each Portfolio that has a Subsidiary may utilize its Subsidiary to execute its investment strategy and that PIMCO provides investment advisory and administrative services to the Subsidiaries pursuant to the Subsidiary Agreements in the same manner as it does for such Portfolios that have Subsidiaries under the Investment Advisory Contract and Supervision and Administration Agreement. The Trustees also considered that, with respect to each Subsidiary, PIMCO does not retain a separate advisory or other fee from the Subsidiary, and that PIMCO’s profitability with respect to each Portfolio that has a Subsidiary is not positively impacted as a result of the Subsidiary Agreements. The Trustees determined, therefore, that it was appropriate to consider the approval of the Subsidiary Agreements collectively with their consideration of the continuation of the Agreements.

(b) Review Process In connection with considering the renewal of the Agreements, the Board reviewed written materials prepared by PIMCO and, where applicable, Research Affiliates in response to requests from Counsel encompassing a wide variety of topics. The Board requested and received assistance and advice regarding, among other things, applicable legal standards from Counsel, and reviewed comparative fee and performance data prepared at the Board’s request by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company performance information and fee and expense data. The Board received presentations on matters related to the Agreements and met both as a full Board and in a separate session of the Independent Trustees, without management present, at the August 19-20, 2025 meeting. The Independent Trustees also met via video conference with Counsel on July 23, 2025, and conducted a video conference meeting on August 13, 2025 with management and Counsel to discuss the materials presented and other matters deemed relevant to their consideration of the renewal of the Agreements. In connection with its review of the Agreements, the Board received comparative information on the performance, the risk-adjusted performance and the fees and expenses of other peer group funds and share classes, where appropriate. The Independent Trustees also

60	PIMCO VARIABLE INSURANCE TRUST

(Unaudited)

requested and received supplemental information, including information regarding Broadridge peer classifications, the investment strategies and outflows for certain Portfolios, Portfolio performance and profitability.

The approval determinations were made on the basis of each Trustee’s business judgment after consideration and evaluation of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to approve the renewal of the Agreements, the Board did not identify any single factor or particular information that, in isolation, was controlling. The discussions below are intended to summarize the broad factors and information that figured prominently in the Board’s consideration of the renewal of the Agreements, but is not intended to summarize all of the factors considered by the Board.

2. Nature, Extent and Quality of Services

(a) PIMCO, Research Affiliates, their Personnel and Resources The Board considered the depth and quality of PIMCO’s investment management process, including, but not limited to: the experience, capability and integrity of its senior management and other personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address changes in the Portfolios’ asset levels. The Board also considered the various services, in addition to portfolio management that PIMCO provides to the Portfolios. The Board noted that PIMCO makes available to its investment professionals a variety of resources and systems relating to, for example, investment management, compliance, trading, performance and portfolio accounting. The Board also noted PIMCO’s commitment to enhancing and investing in its global infrastructure, technology capabilities, risk management processes and the specialized talent needed for the competitive investment management industry and to strengthen its ability to deliver advisory services under the Investment Advisory Contract. The Board considered PIMCO’s policies, procedures and systems reasonably designed to assure compliance with applicable laws and regulations, including recently adopted regulations impacting the Portfolios, and its commitment to further developing and strengthening these programs; its oversight of matters that may involve conflicts of interest between the Portfolios’ investments and those of other accounts managed by PIMCO; and its efforts to keep the Trustees informed about matters relevant to the Portfolios and their shareholders. The Board also considered PIMCO’s continuous investment in its disciplines and personnel, which has enhanced PIMCO’s services to the Portfolios and has allowed PIMCO to introduce innovative new portfolios over time and other investment options that have the potential to benefit shareholders. In addition, the Board considered the nature, extent and quality of services provided by PIMCO to the Subsidiaries of certain applicable Portfolios.

In addition, the Trustees considered new services and service enhancements that PIMCO has implemented, including, but not limited to investing in its cybersecurity program and business continuity functions, including the ongoing development of its own proprietary software and applications to support the Portfolios. Similarly, the Board considered the asset allocation services provided by Research Affiliates to the PIMCO All Asset Portfolio. The Board further considered PIMCO’s ongoing supervision and oversight of Research Affiliates in connection with Research Affiliates providing asset allocation services to the All Asset Portfolio. The Board also considered the depth and quality of Research Affiliates’ investment management and research capabilities, the experience and capabilities of their portfolio management personnel and the overall financial strength of the organization. Ultimately, the Board concluded that the nature, extent and quality of services provided or procured by PIMCO under the Agreements and the Subsidiary Agreements and provided by Research Affiliates under the Asset Allocation Agreement are likely to continue to benefit the Portfolios and their shareholders, as applicable.

(b) Other Services The Board also considered the nature, extent and quality of supervisory and administrative services provided by PIMCO to the Portfolios under the Supervision and Administration Agreement.

The Board considered the terms of the Supervision and Administration Agreement, under which the Trust pays for the supervisory and administrative services provided pursuant to that agreement under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO provides or procures certain supervisory and administrative services and bears the costs of various third party services required by the Portfolios, including, but not limited to, audit, custodial, portfolio accounting, ordinary legal, transfer agency, sub-accounting and printing costs. The Board also noted that the scope and complexity, as well as the costs, of the supervisory and administrative services provided by PIMCO under the Supervision and Administration Agreement is expected to continue to increase. The Board considered PIMCO’s provision of supervisory and administrative services and its supervision of the Trust’s third party service providers.

Ultimately, the Board concluded that the nature, extent and quality of the services provided or procured by PIMCO have benefited, and will likely continue to benefit, the Portfolios and their shareholders.

3. Investment Performance

The Board reviewed information from PIMCO concerning the Portfolios’ performance, as available, over short- and long-term periods ended March 31, 2025 and other performance data, as available, over short-

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	61

Approval of Investment Advisory Contract and Other Agreements (N-CSR Item 11)	(Cont.)

and long-term periods ended June 30, 2025 (the “PIMCO Report”) and from Broadridge concerning the Portfolios’ performance, as available, over short- and long-term periods ended March 31, 2025 (the “Broadridge Report”). The Board also noted that the Broadridge Report incorporated peer classifications from Morningstar for the Portfolios for which it was believed that Morningstar provided a better comparison.

The Board considered information regarding both the short- and long-term relative and absolute investment performance of each Portfolio relative to its Portfolio peer group, where appropriate, and relevant to the specified index as provided to the Board (the “performance index”) in advance of each of its quarterly meetings throughout the year, including the PIMCO Report and Broadridge Report. The Trustees reviewed information indicating that classes of each Portfolio would have substantially similar performance to that of the Administrative Class of the relevant Portfolio on a relative basis because all of the classes are invested in the same portfolio of investments and that differences in performance among classes could principally be attributed to differences in the supervisory and administrative fees and distribution and/or servicing expenses of each class. The Board noted that, due to differences (such as specific investment strategies or fee structures) between certain of the Portfolios and their so-called peers in the Broadridge categories, performance comparisons may not be particularly relevant to the consideration of Portfolio performance, but found the comparative information supported its overall evaluation.

The Trustees noted that a majority of the Portfolios (based on the Administrative Class performance) have outperformed their respective performance indexes over the one-, three, five and ten-year periods ended March 31, 2025. The Board also noted the amounts of Portfolio assets (based on the Administrative Class performance) that outperformed their relative performance indexes on a net fee basis over the one-, three- and five year periods ended June 30, 2025. The Board considered that, according to the Broadridge Report, the Portfolios generally performed well versus competitors during the long-term, but that certain Portfolios had underperformed in comparison to their respective peer groups or performance indexes, or both, on a net-of-fees basis over certain short- and long-term periods. With respect to the Portfolios that underperformed to a certain degree over such periods, the Board discussed with PIMCO the reasons for the underperformance of such Portfolios. The Board also considered actions that have been taken by PIMCO to attempt to improve performance and took note of PIMCO’s plans to monitor performance going forward. Depending on the circumstances, the Independent Trustees may be satisfied with a Portfolio’s performance notwithstanding that it lags its performance index or peer group for certain periods.

The Board ultimately concluded, within the context of all of its considerations in connection with the Agreements and the Subsidiary Agreements, that PIMCO’s performance record and process in managing the Portfolios indicates that its continued management is likely to benefit the Portfolios and their shareholders and merits the approval of the renewal of the Agreements and the Subsidiary Agreements.

4. Advisory Fees, Supervisory and Administrative Fees and Total Expenses

The Board considered that PIMCO seeks to price new funds and classes to scale at the outset. The Board noted that PIMCO generally seeks to price new funds and classes competitively against the median total expense ratio of the respective Broadridge peer group, if available, while acknowledging that a fee premium may be appropriate for innovative investment offerings. PIMCO reported to the Board that, in proposing fees for any Portfolio or class of shares, it considers a number of factors, including, but not limited to, the type and complexity of the services provided, the cost of providing services, the risk assumed by PIMCO in the development of products and the provision of services and the competitive marketplace for financial products. Fees charged to or proposed for different Portfolios for advisory services and supervisory and administrative services may vary in light of these various factors. The Board also considered that PIMCO reviews the Portfolios’ fee levels and carefully considers changes where appropriate due to competitive positioning considerations, observed long-term notable underperformance and significant misalignments with the level or quality of services being provided or a change in the overall strategic positioning of the Portfolios.

The Board reviewed the advisory fees, supervisory and administrative fees and total expense ratios (including total expense ratios net of fee waivers and expense limitation agreements, as applicable) of the Portfolios (excluding, as may be applicable, extraordinary expenses, interest expenses, acquired fund fees and expenses, and certain other items) (each as a percentage of average net assets) and compared such amounts with the average and median fee and expense levels of other similar funds. The Board also reviewed information relating to the sub-advisory fees paid to Research Affiliates with respect to applicable Portfolios, taking into account that PIMCO compensates Research Affiliates from the advisory fees paid by such Portfolios to PIMCO. With respect to advisory fees, the Board reviewed data from the Broadridge Report that compared the average and median advisory fees of other funds in a “Peer Group” of comparable funds, where appropriate, as well as the universe of other similar funds. The Board reviewed materials indicating that, a number of Portfolios have total expense ratios that fall below the average and median expense ratios in their

62	PIMCO VARIABLE INSURANCE TRUST

(Unaudited)

Peer Group and Broadridge universe. In addition, the Board considered the expense limitation agreement in place for all of the Portfolios and fee waivers in place for certain of the Portfolios, and also noted the fee waivers in place with respect to the advisory fee and supervisory and administrative fee that might result from investments by applicable Portfolios in their respective Subsidiaries.

The Board also reviewed data comparing the Portfolios’ advisory and/or management fees to the fee rates PIMCO charged to registered funds (open-end, closed-end and interval), private funds, and non-U.S. registered funds, separate accounts, sub-advised clients and collective investment trusts with similar investment strategies. In cases where the fees for other clients were lower than those charged to the Portfolios, the Trustees noted that the differences in fees were attributable to various factors, including, but not limited to, differences in advisory and other services provided by PIMCO to the Portfolios, differences in the number or extent of the services provided by PIMCO to the Portfolios, the manner in which similar portfolios may be managed, different requirements with respect to liquidity and derivatives management and the implementation and compliance of other regulatory requirements, and the fact that separate accounts may have other contractual arrangements or arrangements across PIMCO strategies that justify different levels of fees. The Board considered that, with respect to collective investment trusts, PIMCO performs fewer or less extensive services because collective investment trusts are generally exempt from SEC regulation and typically involve lower compliance costs; investors in a collective investment trust may receive shareholder services from a trustee bank, rather than PIMCO; collective investment trusts have less regulatory disclosure; and the management structure of collective investment trusts differs from that of funds. The Trustees also considered that PIMCO faces increased entrepreneurial, legal and regulatory risk in sponsoring and managing mutual funds and ETFs as compared to separate accounts, external sub-advised funds or other investment products. In addition, the Trustees considered that PIMCO may charge certain private funds with similar investment mandates lower fees than the Portfolios because such private funds are not required to accept daily redemptions or price their assets on a daily basis, generally do not accept small investors with small account balances and operate under a less onerous and proscriptive regulatory regime.

Regarding advisory fees charged by PIMCO in its capacity as sub-adviser to third party/unaffiliated funds, the Trustees took into account that such fees may be lower than the fees charged by PIMCO to serve as adviser to the Portfolios. The Trustees also took into account that there are various reasons for any such differences in fees, including, but not limited to, the fact that PIMCO may be subject to varying levels of entrepreneurial, legal and regulatory risk and different servicing requirements when PIMCO does not serve as the sponsor of a fund and is not principally responsible for all aspects of a fund’s investment program and operations as compared to when PIMCO serves as investment adviser and sponsor.

The Board considered the Portfolios’ supervisory and administrative fees, comparing them to similar funds managed by other investment advisers in the Broadridge Report. The Board also considered that, as the Portfolios’ business has become increasingly complex and the number of Portfolios has grown over time, PIMCO is responsible for providing a broad array of fund supervision and administrative functions, including, but not limited to: compliance oversight and testing, legal services, risk management, technology, shareholder servicing, reporting, business management and executive leadership. In addition, the Board considered the Trust’s unified fee structure, under which the Trust pays for the supervisory and administrative services it requires for one set fee for each Portfolio. In return for this unified fee, PIMCO provides or procures supervisory and administrative services and bears the costs of various third party services required by the Portfolios, including audit, custodial, portfolio accounting, ordinary legal, transfer agency, sub-accounting and printing costs. The Board further considered that many other funds pay for comparable services separately, and thus it is difficult to directly compare the Trust’s unified supervisory and administrative fees with the fees paid by other funds for administrative services alone. The Board also considered that the unified supervisory and administrative fee leads to Portfolio fees that are fixed over the contract period, rather than variable. The Board noted that, although the unified fee structure does not have breakpoints, it inherently reflects certain economies of scale by fixing the absolute level of Portfolio fees at competitive levels over the contract period even if the Portfolios’ operating costs rise, such as when assets remain flat or decrease. Other factors the Board considered in assessing the unified fee include PIMCO’s approach of pricing Portfolios at scale at inception and reinvesting in other important areas of the business that support the Portfolios. The Board considered historical advisory and/or supervisory and administrative (as may be applicable) fee reductions implemented for different Portfolios and classes, noting that the unified fee can be increased or decreased in subsequent contractual periods with Board approval and is subject to the periodic reviews discussed above. The Board noted that, with few exceptions, PIMCO has generally maintained Portfolio fees at the same level as implemented when the unified fee was adopted, and has reduced fees for a number of Portfolios in prior years. The Board concluded that the Portfolios’ supervisory and administrative fees were reasonable in relation to the value of the services provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Supervision and Administration Agreement represent, in effect, a cap on overall Portfolio fees during the contractual period, which is beneficial to the Portfolios and their shareholders.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	63

Approval of Investment Advisory Contract and Other Agreements (N-CSR Item 11)	(Cont.)

The Board considered the Portfolios’ total expense ratios and discussed with PIMCO certain Portfolios and/or classes of Portfolios that had above median total expense ratios. Upon comparing the Portfolios’ total expense ratios to other funds in the “Peer Groups” provided by the Broadridge Report, where appropriate, the Board found total expense ratios of each Portfolio to be reasonable.

The Trustees also considered the advisory fees charged to the Portfolios that invest in other investment companies or operate as funds of funds (the “Funds of Funds”) and the advisory services provided in exchange for such fees. The Trustees determined that such services were in addition to the advisory services provided to the underlying funds in which the Funds of Funds may invest and, therefore, such services were not duplicative of the advisory services provided to the underlying funds. The Board also considered the various fee waiver agreements in place for the Funds of Funds. The Board noted that PIMCO is continuing waivers for these Funds of Funds, as well as for certain other Portfolios of the Trust.

Based on the information presented by PIMCO, Research Affiliates and Broadridge, members of the Board determined, in the exercise of their business judgment, that the level of the advisory fees and supervisory and administrative fees charged by PIMCO under the Agreements and the Subsidiary Agreements, the fees charged by Research Affiliates under the Asset Allocation Agreement, and the total expense ratios of each Portfolio, are reasonable.

5. Adviser Costs, Level of Profits and Economies of Scale

The Board reviewed information regarding PIMCO’s costs of providing services to, as well as the resulting level of profits from, the Portfolios. To the extent applicable, the Board also reviewed information regarding the portion of a Portfolio’s advisory fee retained by PIMCO, following the payment of sub-advisory fees to Research Affiliates, with respect to the Portfolios. Additionally, the Board discussed PIMCO’s pre- and post-distribution profit margin ranges with respect to the Portfolios, as compared to the prior year. The Board also noted that it had received information regarding the structure and manner in which PIMCO’s investment professionals were compensated, and PIMCO’s view of the relationship of such compensation to the recruitment and retention of quality personnel. The Board considered PIMCO’s investment in global infrastructure, technology capabilities, risk management processes and qualified personnel to reinforce existing services, offer new services, and accommodate changing regulatory requirements.

The Board considered the existence of any economies of scale and noted that, to the extent that PIMCO achieves economies of scale in managing the Portfolios, PIMCO shares the benefits of such economies of scale, if any, with the Portfolios and their shareholders in a number of ways, including investing in portfolio and trade operations management, firm technology, middle and back office support, legal and compliance, and fund administration logistics; senior management supervision, governance and oversight of those services; and through fee reductions or waivers, the pricing of Portfolios to scale from inception and the enhancement of services provided to the Portfolios in return for fees paid. The Board considered that the Portfolios’ unified fee rates had been set competitively and/or priced to scale from inception, had been held steady during the contractual period at that scaled competitive rate for most Portfolios as assets grew, or as assets declined in the case of some Portfolios, and continued to be competitive compared with peers. The Board also considered that the unified fee is a transparent means of informing a Portfolio’s shareholders of the fees associated with the Portfolio, and that the Portfolio bears certain expenses that are not covered by the advisory fee or the unified fee. The Board further considered the challenges that arise when managing large funds, which can result in certain “diseconomies” of scale and noted that PIMCO has continued to reinvest in many areas of the business to support the Portfolios.

The Trustees considered that the unified fee has provided inherent economies of scale because a Portfolio maintains competitive fixed fees over the annual contract period even if the particular Portfolio’s assets decline and/or operating costs rise. The Trustees further considered that, in contrast, breakpoints may be a proxy for charging higher fees on lower asset levels and that when a fund’s assets decline, breakpoints may reverse, which causes expense ratios to increase. The Trustees also considered that, unlike the Portfolios’ unified fee structure, funds with “pass through” expense structures may experience increased expense ratios when fixed dollar fees are charged against declining fund assets. The Trustees also reviewed materials demonstrating the benefits of the unified fee to shareholders during market downturns and/or periods of high volatility. In addition, the Trustees considered that the unified fee protects shareholders from a rise in administrative and operating costs that may result from, among other things, PIMCO’s investments in various business enhancements and infrastructure, including those referenced above. The Trustees noted that PIMCO’s investments in these areas are extensive.

The Board concluded that the Portfolios’ cost structures were reasonable and that PIMCO is appropriately sharing economies of scale, if any, through the Portfolios’ unified fee structure, generally pricing Portfolios to scale at inception and reinvesting in its business to provide enhanced and expanded services to the Portfolios and their shareholders.

6. Ancillary Benefits

The Board considered other benefits realized by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust. Such benefits may

64	PIMCO VARIABLE INSURANCE TRUST

(Unaudited)

include possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the Trust or third party service providers’ relationship-level fee concessions, which decrease fees paid by PIMCO. Such benefits also include ancillary benefits to PIMCO or its employees related to service or rate offers in financial firms’ other business lines, which can result in PIMCO or its employees having access to more favorable products or rates. The Board also considered that affiliates of PIMCO provide distribution and/or shareholder services to the Portfolios and their shareholders, for which they may be compensated through distribution and servicing fees paid pursuant to the Portfolios’ Rule 12b-1 plans or otherwise. In addition, the Board considered that PIMCO may benefit indirectly from its use of the HUB technology platform, a joint venture between PIMCO, Man Group, S&P Global, Microsoft and State Street, and its recent strategic managed service arrangement with a third-party consultant. The Board noted that, while PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Portfolios, it has adopted a policy not to enter into contractual soft dollar arrangements.

7. Conclusions

Based on their review, including the comprehensive consideration and evaluation of each of the broad factors and information summarized above, the Independent Trustees and the Board as a whole concluded that the nature, extent and quality of the services rendered to the Portfolios by PIMCO and Research Affiliates supported the renewal of the Agreements and the Subsidiary Agreements. The Independent Trustees and the Board as a whole concluded that the Agreements and the Subsidiary Agreements continued to be fair and reasonable to the Portfolios and their shareholders, that the fees charged under the Investment Advisory Contract, Supervision and Administration Agreement and the Subsidiary Agreements and the fees charged by Research Affiliates under the Asset Allocation Agreement on behalf of the Portfolios were fair and reasonable in light of the services provided, and that the renewal of the Agreements and the Subsidiary Agreements was in the best interests of the Portfolios and their shareholders.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	65

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank & Trust Co.

2323 Grand Boulevard, 5th Floor

Kansas City, MO 64108

Transfer Agent

SS&C Global Investor & Distribution Solutions, Inc.

80 Lamberton Road

Windsor, CT 06095

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Variable Insurance Trust.

pimco.com/pvit

PVITINTLUSDFSTMAR_123125

PIMCO VARIABLE INSURANCE TRUST

Annual Financial and Other Information

December 31, 2025

PIMCO International Bond Portfolio (Unhedged)

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. (The variable product prospectus may be obtained by contacting your Investment Consultant.)

Important Information About the PIMCO International Bond Portfolio (Unhedged)

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company that includes the PIMCO International Bond Portfolio (Unhedged) (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed income securities and other instruments held by the Portfolio are likely to decrease in value. A wide variety of factors can cause interest rates or yields of U.S. Treasury securities (or yields of other types of bonds) to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Portfolio management will anticipate such movement accurately. The Portfolio may experience losses as a result of movements in interest rates.

Changing interest rates may have unpredictable effects on markets, which may detract from Portfolio performance. The interest rate environment has fluctuated in recent years, moving from historically low interest rates in 2020 and 2021 to high interest rates in 2022 and 2023 as a result of the U.S. Federal Reserve (the “Fed”) raising interest rates multiple times in efforts to combat inflation. Starting in late 2024 and again in 2025, the Fed lowered interest rates. It is uncertain whether rates will remain steady, increase or decrease in the future. As such, the Portfolio may face a heightened level of risk associated with changing interest rates and/or bond yields. This could be driven by a variety of factors, including but not limited to central bank monetary policies, changing inflation or real growth rates, general economic conditions, increasing bond issuances or reduced market demand for certain types of bonds or bonds generally. Further, while bond markets have steadily grown over the past three decades, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets”.

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than funds or securities with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets, or negatively impact the Portfolio’s performance or cause the

Portfolio to incur losses. As a result, the Portfolio may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of the Portfolio.

The Portfolio may be subject to various risks as described in the Portfolio’s prospectus and in the Principal and Other Risks note in the Notes to Financial Statements.

Classifications of the Portfolio’s portfolio holdings in this report are made according to financial reporting standards. The classification of a particular portfolio holding as shown in the Schedule of Investments section of this report may differ from the classification used for the Portfolio’s compliance calculations, including those used in the Portfolio’s prospectus, investment objectives, regulatory and other investment limitations and policies, which may be based on different asset class, sector or geographical classifications. The Portfolio is separately monitored for compliance with respect to prospectus and regulatory requirements.

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

In February 2022, Russia launched an invasion of Ukraine. As a result, Russia and other countries, persons and entities that provided material aid to Russia’s aggression against Ukraine, have been the subject of economic sanctions and import and export controls imposed by countries throughout the world, including the United States. Such measures, including the United States’ enforcement of sanctions or other similar measures on various Russian entities and persons, and the Russian government’s response, have had and may continue to have an adverse effect on the Russian, Belarusian and other securities, instruments and economies, which may, in turn, negatively impact the Portfolio. The extent, duration and impact of Russia’s military action in Ukraine, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional, European and global economies and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors. Further, the Portfolio may have investments in securities and instruments that are economically tied to the region and may have been negatively impacted by the sanctions and counter-sanctions by Russia, including declines in value and reductions in liquidity. The sanctions may cause the Portfolio to sell portfolio holdings at a disadvantageous time or price or to continue to hold investments that the Portfolio may no longer seek to hold.

The United States’ enforcement of restrictions on U.S. investments in certain issuers and tariffs on goods from certain other countries has

2	PIMCO VARIABLE INSURANCE TRUST

contributed to and may continue to contribute to international trade tensions and may impact portfolio securities. The U.S. government has indicated an intent to alter its approach to international trade policy, including in some cases renegotiating, modifying or terminating certain bilateral or multi-lateral trade arrangements with foreign countries, and it has proposed to take and/or taken related actions, including the imposition of or stated potential imposition of a broad range of tariffs. The imposition of tariffs, trade restrictions, currency restrictions or similar actions (or retaliatory measures taken in response) could lead to, for example, price volatility, reduced market sentiment, and changes in inflation expectations. These and other geopolitical events may contribute to increased instability in the U.S. and global economies and markets, which may have an adverse effect on the performance of the Portfolio and its investments.

Increased volatility in the U.S. and global markets could be harmful to the Portfolio, issuers in which it invests and other market participants and Portfolio service providers. For example, if a bank at which the Portfolio or issuer has an account fails, any cash or other assets in bank or custody accounts, which may be substantial in size, could be temporarily inaccessible or permanently lost by the Portfolio or issuer. If a bank that provides a subscription line credit facility, asset-based facility, other credit facility and/or other services to an issuer or to a fund fails, the issuer or fund could be unable to draw funds under its credit facilities or obtain replacement credit facilities or other services from other lending institutions with similar terms.

Issuers in which the Portfolio may invest can be affected by volatility in the banking sector. Even if banks used by issuers in which the Portfolio invests remain solvent, volatility in the banking sector could contribute to, cause or intensify an economic recession, increase the costs of capital and banking services or result in the issuers being unable to obtain or refinance indebtedness at all or on as favorable terms as could otherwise have been obtained. Potential impacts to the Portfolio and issuers resulting from volatility in the banking sector and accompanying market conditions and potential legislative or regulatory responses are uncertain. Such conditions and responses, as well as a changing interest rate environment, can contribute to decreased market liquidity and erode the value of certain holdings. Market volatility and uncertainty and/or a downturn in market and economic and financial conditions, as a result of developments in the banking sector or otherwise (including as a result of delayed access to cash or credit facilities), could have an adverse impact on the Portfolio and issuers in which it invests.

The following table discloses the inception dates of the Portfolio and its respective share classes along with the Portfolio’s diversification status as of period end:

Portfolio Name	Portfolio Inception	Institutional Class	Administrative Class	Advisor Class	Diversification Status
PIMCO International Bond Portfolio (Unhedged)	04/30/08	04/30/12	04/30/08	03/31/09	Non-diversified

An investment in the Portfolio is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Portfolio. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither this Portfolio’s prospectus nor summary prospectus, the Trust’s Statement of Additional Information (“SAI”), any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or the Portfolio creates a contract between or among any shareholder of the Portfolio, on the one hand, and the Trust, the Portfolio, a service provider to the Trust or the Portfolio, and/or the Trustees or officers of the Trust, on the other hand. The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend the most recent prospectus or use a new prospectus, summary prospectus or SAI with respect to the Portfolio or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or the Portfolio is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to the Portfolio, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current prospectus or SAI.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	3

Important Information About the PIMCO International Bond Portfolio (Unhedged)	(Cont.)

twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Portfolio’s website at www.pimco.com/pvit, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Portfolio files portfolio holdings information with the SEC on Form N-PORT within 60 days of the end of each fiscal quarter. The Portfolio’s complete schedule of securities holdings as of the end of each fiscal quarter will be made available to the public on the SEC’s website at www.sec.gov and on PIMCO’s website at www.pimco.com/pvit, and will be made available, upon request, by calling PIMCO at (888) 87-PIMCO. In August 2024, the SEC adopted amendments to Form N-PORT requiring funds to file Form N-PORT reports on a monthly basis and within 30 days of month end, with each report being made public 60 days after month end. On April 16, 2025, the SEC extended the compliance date for Form N-PORT amendments and fund groups with $1 billion or more in net assets will be required to comply with the amendments for reports filed on or after November 17, 2027.

Paper copies of the Portfolio’s shareholder reports are required to be provided free of charge by the Portfolio, the insurance company or financial intermediary upon request.

In September 2023, the SEC adopted amendments to Rule 35d-1 under the Investment Company Act of 1940, as amended, the rule governing fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. Changes to a fund’s calculation methodology for derivatives instruments for purposes of Rule 35d-1 consistent with such amendments and applicable regulatory interpretations thereof will not constitute a change to a fund’s policy adopted pursuant to Rule 35d-1 and will not require notice or shareholder approval. The amendments became effective on December 11, 2023. On March 14, 2025, the SEC extended the compliance date from December 11, 2025 to June 11, 2026 for fund groups with $1 billion or more in net assets and modified the operation of the compliance dates to allow for compliance based on the timing of certain annual disclosure and reporting obligations that are tied to a fund’s fiscal year-end.

4	PIMCO VARIABLE INSURANCE TRUST

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ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	5

Financial Highlights	PIMCO International Bond Portfolio (Unhedged)

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gain	Tax Basis Return of Capital	Total
Institutional Class

12/31/2025	$7.07	$0.25	$0.47	$0.72	$0.00	$0.00	$(0.27)	$(0.27)

12/31/2024	7.57	0.23	(0.47)	(0.24)	(0.02)	0.00	(0.24)	(0.26)

12/31/2023	7.31	0.18	0.27	0.45	0.00	0.00	(0.19)	(0.19)

12/31/2022	9.17	0.15	(1.87)	(1.72)	(0.07)	0.00	(0.07)	(0.14)

12/31/2021	10.53	0.15	(0.89)	(0.74)	(0.57)	(0.02)	(0.03)	(0.62)
Administrative Class

12/31/2025	7.07	0.24	0.47	0.71	0.00	0.00	(0.26)	(0.26)

12/31/2024	7.57	0.22	(0.47)	(0.25)	(0.01)	0.00	(0.24)	(0.25)

12/31/2023	7.31	0.17	0.27	0.44	0.00	0.00	(0.18)	(0.18)

12/31/2022	9.17	0.13	(1.87)	(1.74)	(0.05)	0.00	(0.07)	(0.12)

12/31/2021	10.53	0.13	(0.89)	(0.76)	(0.55)	(0.02)	(0.03)	(0.60)
Advisor Class

12/31/2025	7.07	0.23	0.47	0.70	0.00	0.00	(0.25)	(0.25)

12/31/2024	7.57	0.20	(0.46)	(0.26)	0.00	0.00	(0.24)	(0.24)

12/31/2023	7.31	0.16	0.28	0.44	0.00	0.00	(0.18)	(0.18)

12/31/2022	9.17	0.13	(1.87)	(1.74)	(0.05)	0.00	(0.07)	(0.12)

12/31/2021	10.53	0.13	(0.90)	(0.77)	(0.54)	(0.02)	(0.03)	(0.59)

^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
(a)

Net asset value includes adjustments required by U.S. GAAP. These values, and other performance figures relying on them, such as average annual total return data included in the Portfolio’s prospectus and in any shareholder reports, may differ from net asset values and performance reported elsewhere with respect to the Portfolio.

(b)	Per share amounts based on average number of shares outstanding during the year or period.
(c)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(d)

Total return figures include adjustments required by U.S. GAAP. These values, and other performance figures relying on them, such as average annual total return data included in the Portfolio’s prospectus and in any shareholder reports, may differ from net asset values and performance reported elsewhere with respect to the Portfolio. Additionally, excludes applicable initial sales charges, contingent deferred sales charges and Variable Contract fees or expenses.

(e)

Expense ratio as presented is calculated based on average net assets for the period presented. Due to significant fluctuations in total net assets during the period, the expense ratio to average net assets differs from the total operating expense ratio in effect for each class. See Note 9, Fees and Expenses, in the Notes to Financial Statements for additional information on how the Fund’s expenses are calculated.

6	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)	Portfolio Turnover Rate

$7.52	10.31%	$299	0.83	%(e)	0.83	%(e)	0.75	%(e)	0.75	%(e)	3.35%	846%

7.07	(3.26)	48	0.83		0.83		0.75		0.75		3.09	777

7.57	6.37	50	1.03		1.03		0.75		0.75		2.52	707

7.31	(18.85)	47	0.84		0.84		0.75		0.75		1.86	469

9.17	(7.38)	78	0.76		0.76		0.75		0.75		1.60	382

7.52	10.15	8,744	1.03		1.03		0.90		0.90		3.22	846

7.07	(3.40)	7,888	0.98		0.98		0.90		0.90		2.94	777

7.57	6.21	9,563	1.18		1.18		0.90		0.90		2.36	707

7.31	(18.98)	8,903	0.99		0.99		0.90		0.90		1.71	469

9.17	(7.52)	9,533	0.91		0.91		0.90		0.90		1.38	382

7.52	10.04	13,295	1.13		1.13		1.00		1.00		3.11	846

7.07	(3.50)	15,866	1.08		1.08		1.00		1.00		2.74	777

7.57	6.11	15,113	1.28		1.28		1.00		1.00		2.26	707

7.31	(19.06)	15,562	1.09		1.09		1.00		1.00		1.61	469

9.17	(7.61)	21,031	1.01		1.01		1.00		1.00		1.29	382

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	7

Statements of Assets and Liabilities	PIMCO International Bond Portfolio (Unhedged)	December 31, 2025

(Amounts in thousands†, except per share amounts)

Assets:

Investments, at value
Investments in securities	$24,581
Investments in Affiliates	4,312
Financial Derivative Instruments
Exchange-traded or centrally cleared	29
Over the counter	303
Cash	211
Deposits with counterparty	844
Foreign currency, at value	252
Receivable for investments sold	2,054
Receivable for TBA investments sold	12,144
Receivable for Portfolio shares sold	5
Interest and/or dividends receivable	186
Dividends receivable from Affiliates	15
Total Assets	44,936

Liabilities:

Borrowings & Other Financing Transactions
Payable for short sales	$3,021
Financial Derivative Instruments
Exchange-traded or centrally cleared	37
Over the counter	143
Payable for investments purchased	1,976
Payable for investments in Affiliates purchased	16
Payable for TBA investments purchased	17,375
Payable for Portfolio shares redeemed	11
Accrued investment advisory fees	5
Accrued supervisory and administrative fees	9
Accrued distribution fees	3
Accrued servicing fees	1
Foreign capital gains tax payable	1
Total Liabilities	22,598

Commitments and Contingent Liabilities^

Net Assets	$22,338

Net Assets Consist of:

Paid in capital	$23,797
Distributable earnings (accumulated loss)	(1,459)

Net Assets	$22,338

Net Assets:

Institutional Class	$299
Administrative Class	8,744
Advisor Class	13,295

Shares Issued and Outstanding:

Institutional Class	40
Administrative Class	1,163
Advisor Class	1,769

Net Asset Value Per Share Outstanding(a):

Institutional Class	$7.52
Administrative Class	7.52
Advisor Class	7.52

Cost of investments in securities	$24,731
Cost of investments in Affiliates	$4,311
Cost of foreign currency held	$253
Proceeds received on short sales	$3,027
Cost or premiums of financial derivative instruments, net	$173

†	A zero balance may reflect actual amounts rounding to less than one thousand.
^	See Note 9, Fees and Expenses, in the Notes to Financial Statements for more information.
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Portfolio.

8	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Statement of Operations	PIMCO International Bond Portfolio (Unhedged)

Year Ended December 31, 2025
(Amounts in thousands†)

Investment Income:

Interest, net of foreign taxes*	$961
Dividends from Investments in Affiliates	107
Total Income	1,068

Expenses:

Investment advisory fees	63
Supervisory and administrative fees	126
Distribution and/or servicing fees - Administrative Class	13
Distribution and/or servicing fees - Advisor Class	41
Trustee fees	1
Interest expense	32
Miscellaneous expense	1
Total Expenses	277
Waiver and/or Reimbursement by PIMCO	(1)
Net Expenses	276

Net Investment Income (Loss)	792

Net Realized Gain (Loss):

Investments in securities	311
Investments in Affiliates	1
Exchange-traded or centrally cleared financial derivative instruments	(161)
Over the counter financial derivative instruments	449
Short sales	5
Foreign currency	(462)

Net Realized Gain (Loss)	143

Net Change in Unrealized Appreciation (Depreciation):

Investments in securities	1,318
Exchange-traded or centrally cleared financial derivative instruments	(152)
Over the counter financial derivative instruments	(72)
Foreign currency assets and liabilities	2

Net Change in Unrealized Appreciation (Depreciation)	1,096

Net Increase (Decrease) in Net Assets Resulting from Operations	$2,031

* Foreign tax withholdings	$1

†	A zero balance may reflect actual amounts rounding to less than one thousand.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	9

Statements of Changes in Net Assets	PIMCO International Bond Portfolio (Unhedged)

(Amounts in thousands†)	Year Ended December 31, 2025	Year Ended December 31, 2024

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$792	$784
Net realized gain (loss)	143	(2,730)
Net change in unrealized appreciation (depreciation)	1,096	(99)

Net Increase (Decrease) in Net Assets Resulting from Operations	2,031	(2,045)

Distributions to Shareholders:

From net investment income and/or net realized capital gains
Institutional Class	0	0
Administrative Class	0	0
Advisor Class	0	0

Tax basis return of capital
Institutional Class	(6)	(2)
Administrative Class	(302)	(291)
Advisor Class	(555)	(608)

Total Distributions(a)	(863)	(901)

Portfolio Share Transactions:

Net increase (decrease) resulting from Portfolio share transactions*	(2,632)	2,022

Total Increase (Decrease) in Net Assets	(1,464)	(924)

Net Assets:

Beginning of year	23,802	24,726
End of year	$22,338	$23,802

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

10	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Schedule of Investments	PIMCO International Bond Portfolio (Unhedged)	December 31, 2025

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 110.0%

ARGENTINA 0.0%

SOVEREIGN ISSUES 0.0%

Argentina Bonar Bonds
0.750% due 07/09/2030 þ		$6	$4
4.125% due 07/09/2035 þ		5	3

Total Argentina (Cost $6)			7

AUSTRALIA 2.5%

SOVEREIGN ISSUES 2.5%

Australian Capital Territory
4.750% due 10/23/2030	AUD	200	134

New South Wales Treasury Corp.
1.750% due 03/20/2034		300	155

Queensland Treasury Corp.
1.500% due 08/20/2032		100	54
2.000% due 08/22/2033		18	10

Treasury Corp. of Victoria
2.250% due 09/15/2033		400	218

Total Australia (Cost $554)			571

BRAZIL 2.2%

SOVEREIGN ISSUES 2.2%

Brazil Letras do Tesouro Nacional
0.000% due 04/01/2026 (a)	BRL	2,800	494

Total Brazil (Cost $502)			494

BULGARIA 0.8%

SOVEREIGN ISSUES 0.8%

Bulgaria Government International Bonds
3.375% due 07/18/2035	EUR	150	173

Total Bulgaria (Cost $171)			173

CANADA 5.1%

CORPORATE BONDS & NOTES 1.4%

Canadian Imperial Bank of Commerce
4.876% due 01/14/2030		$200	207

Toronto-Dominion Bank
4.814% due 07/16/2027		100	102

			309

SOVEREIGN ISSUES 3.7%

Canada Government Bonds
3.000% due 06/01/2034	CAD	300	214

Province of British Columbia
4.150% due 06/18/2034		100	75

Province of Ontario
3.650% due 06/02/2033		251	185

Province of Quebec
3.600% due 09/01/2033		400	291

PSP Capital, Inc.
4.500% due 09/05/2031	AUD	100	65

			830

Total Canada (Cost $1,107)			1,139

CHINA 7.6%

SOVEREIGN ISSUES 7.6%

China Development Bank
2.630% due 01/08/2034	CNY	3,750	562
2.820% due 05/22/2033		4,140	628

China Government Bonds
1.650% due 05/15/2035		800	112
1.920% due 01/15/2055		400	53

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.190% due 09/25/2054	CNY	1,300	$179
3.190% due 04/15/2053		1,000	167

Total China (Cost $1,693)			1,701

COLOMBIA 1.1%

SOVEREIGN ISSUES 1.1%

Colombia TES
11.000% due 08/22/2029	COP	258,700	65
11.750% due 01/24/2035		246,200	61
12.750% due 11/28/2040		260,800	68
13.250% due 02/09/2033		225,900	60

Total Colombia (Cost $248)			254

DENMARK 3.7%

CORPORATE BONDS & NOTES 3.7%

Realkredit Danmark AS
1.000% due 01/01/2026	DKK	5,200	818

Total Denmark (Cost $817)			818

ISRAEL 1.0%

SOVEREIGN ISSUES 1.0%

Israel Government International Bonds
6.500% due 11/06/2031		$200	219

Total Israel (Cost $211)			219

ITALY 1.5%

SOVEREIGN ISSUES 1.5%

Cassa Depositi e Prestiti SpA
5.750% due 05/05/2026		$200	201

Republic of Italy Government International Bonds
6.000% due 08/04/2028	GBP	100	140

Total Italy (Cost $349)			341

JAPAN 7.2%

SOVEREIGN ISSUES 7.2%

Japan Government CPI-Linked Bonds
0.100% due 03/10/2028 (c)	JPY	30,666	199

Japan Government Five Year Bonds
0.400% due 06/20/2029		20,000	124
1.300% due 09/20/2030		70,000	442

Japan Government Forty Year Bonds
2.200% due 03/20/2064		21,550	100

Japan Government Thirty Year Bonds
0.300% due 06/20/2046		26,100	99
0.400% due 09/20/2049		20,000	69
0.700% due 12/20/2048		12,750	49
1.400% due 09/20/2045		4,250	21
1.800% due 09/20/2053		7,800	36

Japan Government Twenty Year Bonds
0.400% due 06/20/2040		25,000	118
1.800% due 09/20/2044		10,000	54
1.900% due 06/20/2044		21,800	120
2.000% due 12/20/2044		8,000	44
2.400% due 03/20/2045		11,200	66

Japan Government Two Year Bonds
0.100% due 01/01/2026		10,000	64

Total Japan (Cost $1,999)			1,605

KUWAIT 0.9%

SOVEREIGN ISSUES 0.9%

Kuwait International Government Bonds
4.136% due 10/09/2030		$200	200

Total Kuwait (Cost $200)			200

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
LUXEMBOURG 1.4%

SOVEREIGN ISSUES 1.4%

Eagle Funding Luxco SARL
5.500% due 08/17/2030		$300	$306

Total Luxembourg (Cost $299)			306

MALAYSIA 1.4%

SOVEREIGN ISSUES 1.4%

Malaysia Government Bonds
2.632% due 04/15/2031	MYR	200	48
3.519% due 04/20/2028		740	185
3.582% due 07/15/2032		50	12

Malaysia Government Investment Issue
4.193% due 10/07/2032		260	67

Total Malaysia (Cost $273)			312

PERU 1.8%

SOVEREIGN ISSUES 1.8%

Peru Government Bonds
6.850% due 08/12/2035	PEN	200	64
7.300% due 08/12/2033		500	170

Peru Government International Bonds
6.950% due 08/12/2031		480	159

Total Peru (Cost $341)			393

POLAND 0.3%

SOVEREIGN ISSUES 0.3%

Republic of Poland Government International Bonds
4.875% due 02/12/2030		$50	52
5.375% due 02/12/2035		26	27

Total Poland (Cost $76)			79

ROMANIA 1.0%

SOVEREIGN ISSUES 1.0%

Romania Government International Bonds
6.375% due 09/18/2033	EUR	172	217

Total Romania (Cost $207)			217

SAUDI ARABIA 1.4%

SOVEREIGN ISSUES 1.4%

Saudi Government International Bonds
3.375% due 03/05/2032	EUR	100	118
4.750% due 01/16/2030		$200	204

Total Saudi Arabia (Cost $304)			322

SERBIA 0.5%

SOVEREIGN ISSUES 0.5%

Serbia International Bonds
1.000% due 09/23/2028	EUR	100	110

Total Serbia (Cost $117)			110

SOUTH AFRICA 2.3%

SOVEREIGN ISSUES 2.3%

Republic of South Africa Government Bonds
6.250% due 03/31/2036	ZAR	300	16
8.750% due 02/28/2048		400	23
8.875% due 02/28/2035		7,600	479

Total South Africa (Cost $451)			518

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	11

Schedule of Investments	PIMCO International Bond Portfolio (Unhedged)	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SPAIN 4.9%

SOVEREIGN ISSUES 4.9%

Spain Government Bonds
0.000% due 01/31/2028	EUR	150	$169
2.400% due 05/31/2028		150	177
3.200% due 10/31/2035		175	204
3.450% due 10/31/2034		454	544

Total Spain (Cost $1,055)			1,094

SUPRANATIONAL 1.0%

SOVEREIGN ISSUES 1.0%

European Union
3.750% due 10/12/2045	EUR	185	215

Total Supranational (Cost $215)			215

THAILAND 1.8%

SOVEREIGN ISSUES 1.8%

Thailand Government Bonds
2.410% due 03/17/2035	THB	650	22
2.500% due 11/17/2029		6,580	219
3.775% due 06/25/2032		4,400	160

Total Thailand (Cost $366)			401

UNITED KINGDOM 1.7%

SOVEREIGN ISSUES 1.7%

U.K. Gilts
3.250% due 01/22/2044	GBP	105	112
4.375% due 03/07/2030		200	274

Total United Kingdom (Cost $406)			386

UNITED STATES 56.6%

CORPORATE BONDS & NOTES 0.5%

Morgan Stanley
3.149% due 11/07/2031 •	EUR	100	117

MUNICIPAL BONDS & NOTES 0.2%

Texas Natural Gas Securitization Finance Corp. Revenue Bonds, Series 2023
5.102% due 04/01/2035		$42	43

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NON-AGENCY MORTGAGE-BACKED SECURITIES 0.0%

Impac CMB Trust
4.566% due 10/25/2034 •	$3	$3

U.S. GOVERNMENT AGENCIES 46.6%

Federal Home Loan Mortgage Corp.
2.500% due 01/01/2052	79	67
3.500% due 10/01/2039	6	5
6.500% due 01/01/2054	172	179

Federal National Mortgage Association
3.000% due 04/01/2027 - 10/01/2049	78	71
3.500% due 07/01/2050 - 01/01/2059	63	58
4.000% due 06/01/2050	23	22
4.500% due 08/01/2052	90	88
6.500% due 08/01/2054	350	363

Government National Mortgage Association
3.000% due 04/20/2052	132	119
3.500% due 09/20/2052 - 10/20/2054	1,253	1,145

Government National Mortgage Association, TBA
2.500% due 02/01/2056	100	86
3.000% due 01/01/2056	515	463
6.500% due 02/01/2056	600	620

Uniform Mortgage-Backed Security, TBA
5.000% due 02/01/2056	2,900	2,889
5.500% due 02/01/2056	500	507
6.000% due 02/01/2056	1,280	1,314
6.500% due 02/01/2056	2,320	2,412

		10,408

U.S. TREASURY OBLIGATIONS 9.3%

U.S. Treasury Bonds
2.375% due 11/15/2049	175	112
4.125% due 08/15/2044	230	212
4.500% due 11/15/2054	438	413
4.625% due 02/15/2055	544	524
4.875% due 08/15/2045	111	112

U.S. Treasury Inflation Protected Securities (c)
2.500% due 01/15/2029 (f)	152	157
0.500% due 01/15/2028	251	246
2.125% due 01/15/2035	113	116
2.375% due 10/15/2028	106	109

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

U.S. Treasury Notes
4.250% due 08/15/2035		$80	$81

			2,082

Total United States (Cost $12,714)			12,653

SHORT-TERM INSTRUMENTS 0.3%

NIGERIA TREASURY BILLS 0.2%
30.864% due 06/29/2026 (a)(b)	NGN	56,426	35

SOUTH AFRICA TREASURY BILLS 0.1%
7.505% due 06/17/2026 (a)(b)	ZAR	300	18

Total Short-Term Instruments (Cost $50)			53

Total Investments in Securities (Cost $24,731)			24,581

		SHARES
INVESTMENTS IN AFFILIATES 19.3%

SHORT-TERM INSTRUMENTS 19.3%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 19.3%

PIMCO Short-Term Floating NAV Portfolio III		442,701	4,312

Total Short-Term Instruments (Cost $4,311)			4,312

Total Investments in Affiliates (Cost $4,311)			4,312

Total Investments 129.3% (Cost $29,042)			$28,893

Financial Derivative Instruments (d)(e) 0.7% (Cost or Premiums, net $173)			152

Other Assets and Liabilities, net (30.0)%			(6,707)

Net Assets 100.0%			$22,338

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
«	Security valued using significant unobservable inputs (Level 3).
•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Zero coupon security.
(b)	Coupon represents a yield to maturity.
(c)	Principal amount of security is adjusted for inflation.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
United States (13.5)%
U.S. Government Agencies (13.5)%
Uniform Mortgage-Backed Security, TBA	2.000%	01/01/2041	$600	$(554)	$(556)
Uniform Mortgage-Backed Security, TBA	2.000	01/01/2056	2,150	(1,745)	(1,738)
Uniform Mortgage-Backed Security, TBA	2.500	01/01/2056	250	(212)	(211)
Uniform Mortgage-Backed Security, TBA	3.000	02/01/2056	200	(177)	(177)

12	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

December 31, 2025

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Uniform Mortgage-Backed Security, TBA	3.500%	02/01/2056	$200	$(185)	$(184)
Uniform Mortgage-Backed Security, TBA	4.000	02/01/2056	60	(57)	(57)
Uniform Mortgage-Backed Security, TBA	4.500	01/01/2056	100	(97)	(98)

Total Short Sales (13.5)%				$(3,027)	$(3,021)

The average amount of borrowings outstanding during the period ended December 31, 2025 was $426 at a weighted average interest rate of 4.417%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(d) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Canada Government 10-Year Bond March Futures	03/2026	7	$617	$(6)	$0	$(2)
Euro-BTP Future March Futures	03/2026	14	1,977	(4)	0	(6)
Euro-Buxl 30-Year Bond March Futures	03/2026	1	129	(2)	0	0
Long Guilt March Futures	03/2026	14	1,724	12	3	(1)
U.S. Treasury 5-Year Note March Futures	03/2026	10	1,093	(1)	0	(1)
U.S. Treasury 10-Year Note March Futures	03/2026	2	225	(1)	0	(1)
U.S. Ultra Treasury 10-Year Note March Futures	03/2026	15	1,725	(7)	0	(3)

				$(9)	$3	$(14)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Australia Government 3-Year Bond March Futures	03/2026	4	$(280)	$0	$0	$0
Australia Government 10-Year Bond March Futures	03/2026	14	(1,023)	(2)	0	(1)
Canada Government 5-Year Bond March Futures	03/2026	1	(83)	1	0	0
Euro-Bobl March Futures	03/2026	8	(1,092)	9	1	0
Euro-Bund March Futures	03/2026	4	(600)	8	1	0
Euro-Oat March Futures	03/2026	3	(425)	2	1	0
Euro-Schatz March Futures	03/2026	8	(1,004)	1	0	0
Japan Government 10-Year Bond March Futures	03/2026	2	(1,691)	11	3	0
U.S. Treasury 2-Year Note March Futures	03/2026	8	(1,670)	(1)	1	0
U.S. Treasury Ultra Long-Term Bond March Futures	03/2026	5	(590)	7	2	0

				$36	$9	$(1)

Total Futures Contracts				$27	$12	$(15)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - BUY PROTECTION(1)

Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
									Asset	Liability
CDX.IG-45 10-Year Index	(1.000)%	Quarterly	12/20/2035	$	830	$(7)	$0	$(7)	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
									Asset	Liability
CDX.IG-45 5-Year Index	1.000%	Quarterly	12/20/2030	$	10,420	$236	$3	$239	$0	$0

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	13

Schedule of Investments	PIMCO International Bond Portfolio (Unhedged)	(Cont.)

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	1-Day GBP-SONIO Compounded-OIS	3.500%	Annual	09/17/2027	GBP	200	$1	$(1)	$0	$0	$0
Pay(5)	1-Day GBP-SONIO Compounded-OIS	4.000	Annual	03/17/2028		1,700	8	15	23	1	0
Pay(5)	1-Day GBP-SONIO Compounded-OIS	3.500	Annual	03/18/2028		100	0	0	0	0	0
Pay(5)	1-Day GBP-SONIO Compounded-OIS	3.750	Annual	03/18/2031		1,400	3	4	7	2	0
Receive	1-Day GBP-SONIO Compounded-OIS	4.000	Annual	09/17/2035		100	2	(2)	0	0	0
Receive(5)	1-Day GBP-SONIO Compounded-OIS	4.000	Annual	03/18/2036		840	2	(1)	1	0	(1)
Receive(5)	1-Day GBP-SONIO Compounded-OIS	4.500	Annual	03/18/2056		50	0	0	0	0	0
Pay(5)	1-Day INR-MIBOR Compounded-OIS	5.750	Semi-Annual	03/18/2031	INR	220	0	0	0	0	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.750	Annual	09/17/2027	JPY	90,000	(1)	(2)	(3)	0	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	09/17/2030		168,000	(1)	(21)	(22)	0	(2)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.250	Annual	09/17/2035		268,400	(14)	(75)	(89)	0	(4)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	2.250	Annual	09/17/2055		45,000	(4)	0	(4)	1	(1)
Receive(5)	1-Day SGD-SIBCSORA Compounded-OIS	1.250	Semi-Annual	03/18/2027	SGD	1,300	1	1	2	0	(1)
Receive(5)	1-Day SGD-SIBCSORA Compounded-OIS	1.500	Semi-Annual	03/18/2031		890	12	3	15	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/17/2027		$600	3	(1)	2	0	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.500	Annual	03/18/2028		240	(1)	0	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2030		2,690	(54)	18	(36)	5	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.500	Annual	03/18/2031		160	(1)	1	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2035		1,680	(15)	21	6	4	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	4.000	Annual	03/18/2036		70	(1)	0	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2055		905	26	38	64	3	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	4.000	Annual	03/18/2056		20	0	1	1	0	0
Pay(5)	3-Month CNY-CNREPOFIX	1.500	Quarterly	06/18/2030	CNY	3,570	1	(2)	(1)	0	0
Pay(5)	3-Month KRW-KORIBOR	2.750	Quarterly	03/18/2036	KRW	552,980	4	(21)	(17)	0	0
Receive(5)	3-Month NZD-BBR	2.500	Semi-Annual	03/12/2028	NZD	500	0	3	3	0	0
Receive(5)	3-Month NZD-BBR	3.500	Semi-Annual	03/18/2031		900	(6)	9	3	0	(2)
Pay	3-Month SEK-STIBOR	2.474	Annual	02/03/2030	SEK	1,400	0	3	3	0	0
Pay	6-Month AUD-BBR-BBSW	1.750	Semi-Annual	03/16/2027	AUD	300	(6)	(1)	(7)	0	0
Pay(5)	6-Month AUD-BBR-BBSW	3.500	Semi-Annual	03/18/2031		2,740	(20)	(63)	(83)	0	(2)
Pay	6-Month AUD-BBR-BBSW	4.250	Semi-Annual	09/17/2035		1,400	0	(36)	(36)	0	(2)
Pay(5)	6-Month AUD-BBR-BBSW	4.250	Semi-Annual	03/18/2036		100	0	(3)	(3)	0	0
Pay(5)	6-Month EUR-EURIBOR	2.000	Annual	03/18/2028	EUR	3,100	(13)	(9)	(22)	0	0
Pay	6-Month EUR-EURIBOR	1.795	Annual	10/11/2029		200	0	(4)	(4)	0	0
Pay	6-Month EUR-EURIBOR	1.923	Annual	10/11/2029		400	0	(5)	(5)	0	0
Pay(5)	6-Month EUR-EURIBOR	2.500	Annual	03/18/2031		3,100	12	(31)	(19)	0	(2)
Pay(5)	6-Month EUR-EURIBOR	2.750	Annual	03/18/2036		1,110	(1)	(22)	(23)	0	(2)
Receive(5)	6-Month EUR-EURIBOR	2.213	Annual	03/12/2055		500	10	45	55	1	0
Pay(5)	6-Month EUR-EURIBOR	3.000	Annual	03/18/2056		155	(1)	(8)	(9)	0	(1)
Pay	CAONREPO	2.250	Semi-Annual	12/17/2027	CAD	1,200	(1)	(3)	(4)	0	0
Receive	CAONREPO	2.500	Semi-Annual	12/17/2030		200	0	2	2	0	0
Receive	CAONREPO	3.000	Semi-Annual	09/17/2035		270	1	1	2	0	0
Receive	CAONREPO	2.750	Semi-Annual	12/17/2035		400	4	6	10	0	0
Pay	CAONREPO	2.750	Semi-Annual	12/17/2055		170	(11)	(7)	(18)	0	0

							$(61)	$(147)	$(208)	$17	$(22)

Total Swap Agreements							$168	$(144)	$24	$17	$(22)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of December 31, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$12	$17	$29	$0	$(15)	$(22)	$(37)

Cash of $844 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2025. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

14	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

December 31, 2025

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

(e) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	01/2026	JPY	49,760		$320	$2	$0
	01/2026		$18	NZD	32	1	0

BOA	01/2026	CNH	1,292		$185	0	(1)
	01/2026	COP	35,259		9	0	0
	01/2026	KRW	8,515		6	0	0
	01/2026	PLN	36		10	0	0
	01/2026	TWD	382		13	0	0
	01/2026		$5	CNY	33	0	0
	01/2026		17	KRW	24,881	0	0
	01/2026		87	PLN	318	2	0
	01/2026		9	TRY	399	0	0
	01/2026		3	TWD	81	0	0
	02/2026	COP	4		$0	0	0
	02/2026	ILS	31		10	0	0
	02/2026	KRW	24,898		17	0	0
	03/2026	COP	67,186		18	0	0
	03/2026	CZK	73	EUR	3	0	0
	03/2026	EUR	8	CZK	196	0	0
	03/2026		$1	CNY	4	0	0
	03/2026		177	PEN	596	0	0
	04/2026		8	MXN	148	0	0

BPS	01/2026	AUD	131		$85	0	(2)
	01/2026	BRL	65		12	0	0
	01/2026	CHF	8		10	0	0
	01/2026	DKK	665		105	0	0
	01/2026	EUR	239		281	0	0
	01/2026	ILS	93		29	0	(1)
	01/2026	INR	902		10	0	0
	01/2026	JPY	4,700		30	0	0
	01/2026	PLN	59		16	0	0
	01/2026	THB	409		13	0	0
	01/2026	TWD	2,856		93	2	0
	01/2026		$12	BRL	65	0	0
	01/2026		500	CNH	3,521	5	0
	01/2026		40	CNY	282	1	0
	01/2026		378	EUR	321	0	(1)
	01/2026		70	IDR	1,172,874	0	0
	01/2026		10	INR	903	0	0
	01/2026		19	NZD	33	0	0
	01/2026		80	PLN	293	1	0
	01/2026		81	TWD	2,533	0	0
	01/2026		50	ZAR	839	0	0
	01/2026	ZAR	505		$30	0	0
	02/2026	CNY	766		108	0	(1)
	02/2026	EUR	6	RON	30	0	0
	02/2026		$1	CNY	5	0	0
	02/2026		15	INR	1,384	0	0
	02/2026		38	TWD	1,195	0	0
	03/2026	CZK	123	EUR	5	0	0
	03/2026	TWD	1,216		$39	1	0
	03/2026		$46	CNY	323	0	0
	03/2026		54	CZK	1,114	1	0
	04/2026	BRL	400		$70	0	(2)

BRC	01/2026	DKK	400		57	0	(6)
	01/2026	EUR	33	RON	171	0	0
	01/2026		152		$179	0	0
	01/2026	ILS	72		22	0	0

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	15

Schedule of Investments	PIMCO International Bond Portfolio (Unhedged)	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	01/2026	JPY	6,200		$40	$1	$0
	01/2026	MYR	569		139	0	(2)
	01/2026		$264	DKK	1,699	4	0
	01/2026		13	GBP	10	1	0
	01/2026		67	NZD	115	0	0
	01/2026		4	PLN	14	0	0
	01/2026		27	SGD	35	0	0
	01/2026		5	TRY	238	0	0
	01/2026	ZAR	928		$54	0	(2)
	02/2026	ILS	17		5	0	0
	02/2026		$215	TRY	9,797	6	0
	03/2026		44	MXN	813	1	0

BSH	01/2026	BRL	161		$29	0	0
	01/2026	GBP	135		178	0	(4)
	01/2026	PEN	833		236	0	(12)
	01/2026		$29	BRL	161	0	0
	01/2026		478	JPY	74,424	0	(3)
	01/2026		32	NZD	58	1	0
	01/2026		19	PEN	68	1	0
	02/2026	BRL	163		$29	0	0
	03/2026	PEN	108		32	0	0
	04/2026	BRL	700		123	0	(2)
	06/2026	PEN	113		33	0	0
	06/2026		$20	PEN	69	0	0

CBK	01/2026	AUD	165		$110	0	(1)
	01/2026	CNH	1,675		239	0	(1)
	01/2026	COP	164,489		43	0	0
	01/2026	EUR	142		166	0	(1)
	01/2026	NZD	35		20	0	0
	01/2026	PEN	238		67	0	(4)
	01/2026	SEK	165		18	0	(1)
	01/2026	TWD	2,765		91	3	0
	01/2026		$388	CNH	2,710	1	0
	01/2026		34	CNY	238	0	0
	01/2026		8	COP	30,536	0	0
	01/2026		29	EUR	25	0	0
	01/2026		248	INR	22,191	0	(2)
	01/2026		33	SGD	42	0	0
	01/2026		23	TWD	720	0	0
	01/2026	ZAR	240		$14	0	(1)
	02/2026	CNY	391		55	0	(1)
	02/2026	COP	34,868		9	0	0
	02/2026	EUR	2	RON	11	0	0
	02/2026	ILS	32		$10	0	0
	02/2026	PEN	437		129	0	(1)
	02/2026		$56	CNY	392	1	0
	02/2026		1	TWD	40	0	0
	03/2026	COP	56,839		$15	0	0
	03/2026	HKD	1,093		141	0	0
	03/2026	PEN	195		55	0	(3)
	03/2026	TWD	1,321		42	1	0
	03/2026		$231	CNY	1,627	2	0
	04/2026	COP	15,248		$4	0	0

DUB	01/2026	EUR	11	RON	58	0	0
	01/2026	ILS	29		$9	0	0
	01/2026	NZD	17		10	0	0
	01/2026		$6	ILS	20	0	0
	01/2026		74	INR	6,589	0	(1)
	01/2026		197	KRW	288,289	3	0
	01/2026		30	ZAR	504	1	0
	01/2026	ZAR	1,653		$95	0	(5)
	02/2026	EUR	19	RON	97	0	0
	02/2026	ILS	20		$6	0	0
	02/2026		$38	HUF	12,463	0	0
	02/2026		2	TWD	55	0	0
	03/2026		131	CNY	921	1	0
	03/2026		21	CZK	430	0	0
	03/2026		9	KZT	4,953	0	0
	04/2026		2	EGP	102	0	0

FAR	01/2026	AUD	266		$173	0	(5)

16	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

December 31, 2025

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	01/2026	CHF	8		$10	$0	$0
	01/2026	PEN	62		18	0	0
	01/2026	SGD	18		14	0	0
	01/2026		$208	CNH	1,465	2	0
	01/2026		3	ILS	10	0	0
	01/2026		366	MXN	6,780	10	0
	01/2026		38	NZD	67	1	0
	01/2026		90	PLN	332	2	0
	01/2026	ZAR	1,146		$67	0	(3)
	02/2026	ILS	10		3	0	0

GLM	01/2026	COP	3,808		1	0	0
	01/2026	EUR	42	RON	217	0	0
	01/2026	JPY	10,000		$74	11	0
	01/2026	MYR	55		13	0	0
	01/2026	THB	1,532		48	0	(1)
	01/2026		$246	CHF	197	3	0
	01/2026		23	ILS	76	0	0
	01/2026		28	PLN	103	1	0
	01/2026		45	RON	196	0	0
	01/2026	ZAR	852		$49	0	(2)
	02/2026	BRL	1,021		185	1	0
	02/2026	COP	30		0	0	0
	02/2026		$0	CNY	2	0	0
	02/2026		21	MXN	382	1	0
	03/2026	BRL	19		$3	0	0
	03/2026		$623	BRL	3,452	0	(1)
	03/2026		2	CNY	13	0	0
	04/2026	BRL	1,700		$299	1	(5)
	04/2026		$20	MXN	369	0	0

JPM	01/2026	CNH	1,285		$184	0	0
	01/2026	DKK	5,225		827	5	0
	01/2026	ILS	137		42	0	(1)
	01/2026	INR	1,768		20	0	0
	01/2026	KRW	731,832		510	3	0
	01/2026	NZD	18		10	0	0
	01/2026	PLN	194		53	0	(1)
	01/2026		$866	CNH	6,098	9	0
	01/2026		37	CNY	259	0	0
	01/2026		51	HKD	394	0	0
	01/2026		38	ILS	123	1	0
	01/2026		30	INR	2,656	0	0
	01/2026		40	NOK	409	1	0
	01/2026		33	NZD	57	0	0
	01/2026		80	PLN	293	2	0
	01/2026	ZAR	312		$18	0	(1)
	02/2026	COP	60,419		16	0	0
	02/2026		$498	KRW	713,352	0	(3)
	02/2026		8	MXN	148	0	0
	03/2026	CNY	419		$60	0	(1)
	03/2026	COP	39		0	0	0
	03/2026		$22	MXN	407	0	0
	04/2026		7		122	0	0
	06/2026	ZAR	300		$17	0	(1)

MBC	01/2026	AUD	44		29	0	0
	01/2026	CHF	8		10	0	0
	01/2026	CNY	384		54	0	0
	01/2026	GBP	225		300	0	(3)
	01/2026	JPY	17,500		113	1	0
	01/2026	NZD	50		29	0	0
	01/2026	SGD	736		568	0	(6)
	01/2026	THB	5,948		184	0	(5)
	01/2026		$108	CAD	152	3	0
	01/2026		2,796	EUR	2,409	36	0
	01/2026		281	GBP	211	4	0
	01/2026		5	INR	416	0	0
	01/2026		44	JPY	6,857	0	0
	01/2026		12	PLN	44	0	0
	01/2026		165	SEK	1,574	6	0
	01/2026		4	TWD	124	0	0
	01/2026	ZAR	219		$13	0	0

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	17

Schedule of Investments	PIMCO International Bond Portfolio (Unhedged)	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	02/2026		$48	MXN	895	$1	$0
	03/2026	HKD	139		$18	0	0
	03/2026		$9	MXN	171	0	0

MYI	01/2026	CNH	84		$12	0	0
	01/2026	DKK	295		42	0	(4)
	01/2026	JPY	275		2	0	0
	01/2026		$41	SGD	54	0	0
	02/2026	CZK	142	EUR	6	0	0
	02/2026	ILS	64		$20	0	0
	02/2026		$4	CNY	29	0	0
	04/2026	DKK	500		$71	0	(8)

NGF	01/2026		$292	KRW	426,779	5	0
	02/2026		50	TRY	2,268	1	0

SCX	01/2026	BRL	228		$42	1	0
	01/2026	JPY	7,700		49	0	0
	01/2026	TWD	414		14	1	0
	01/2026		$41	BRL	228	0	0
	01/2026		415	CNH	2,921	5	0
	01/2026		40	EUR	34	1	0
	01/2026		117	IDR	1,950,889	0	0
	01/2026		386	JPY	60,015	0	(3)
	01/2026		11	TWD	341	0	0
	03/2026		35	CNY	247	0	0

SOG	01/2026	EUR	66	RON	340	1	0
	01/2026		$5,181	EUR	4,475	80	0
	01/2026		1,196	GBP	913	35	0
	01/2026		1,381	JPY	215,967	0	(1)
	01/2026		71	PEN	238	0	0
	02/2026	EUR	16	RON	83	0	0
	02/2026		$9	MXN	175	0	0
	03/2026	MXN	23		$1	0	0
	03/2026	PEN	239		71	0	0
	03/2026		$34	CLP	32,571	3	0

SSB	01/2026	INR	1,174		$13	0	0
	01/2026		$85	GBP	64	2	0

UAG	01/2026	CHF	32		$40	0	(1)
	01/2026	COP	206,775		53	0	(2)
	01/2026	EUR	60		70	0	0
	01/2026	PLN	37		10	0	0
	01/2026		$33	PLN	120	0	0
	01/2026	ZAR	1,619		$93	0	(5)
	02/2026		$56	COP	211,086	0	(2)
	02/2026		8	MXN	147	0	0

Total Forward Foreign Currency Contracts						$284	$(126)

PURCHASED OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Put - OTC EUR versus CZK	CZK	24.200	03/11/2026	22	$0	$0
	Put - OTC EUR versus CZK		24.200	03/12/2026	76	0	1
	Put - OTC EUR versus HUF	HUF	375.000	03/05/2026	40	0	0
	Put - OTC EUR versus HUF		376.000	03/06/2026	36	0	0
	Put - OTC USD versus BRL	BRL	5.400	02/05/2026	60	1	0
	Call - OTC USD versus HKD	HKD	7.800	08/14/2026	78	0	0
	Call - OTC USD versus HKD		7.800	08/24/2026	121	0	0
	Put - OTC USD versus KRW	KRW	1,417.000	02/11/2026	87	1	1
	Put - OTC USD versus KRW		1,419.000	02/11/2026	88	1	1
	Put - OTC USD versus KRW		1,419.000	02/12/2026	56	0	0
	Call - OTC USD versus SGD	SGD	1.315	11/05/2026	56	1	0

GLM	Call - OTC USD versus HKD	HKD	7.800	08/14/2026	19	0	0

JPM	Put - OTC EUR versus CZK	CZK	24.200	03/05/2026	70	0	0
	Put - OTC EUR versus HUF	HUF	378.000	03/03/2026	30	0	0
	Put - OTC EUR versus HUF		376.000	03/06/2026	37	0	0

18	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

December 31, 2025

Counterparty	Description	Strike Price		Expiration Date	Notional Amount(1)	Cost	Market Value
MBC	Call - OTC USD versus HKD	HKD	7.800	08/14/2026	69	$0	$0
	Call - OTC USD versus HKD		7.800	08/24/2026	36	0	0

MYI	Put - OTC EUR versus CZK	CZK	24.200	02/10/2026	24	0	0
	Put - OTC EUR versus CZK		24.100	03/13/2026	62	0	0
	Put - OTC EUR versus CZK		23.900	06/02/2026	40	0	0
	Put - OTC USD versus BRL	BRL	5.410	02/04/2026	100	2	1

Total Purchased Options						$6	$4

WRITTEN OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Put - OTC USD versus BRL	BRL	5.160	02/05/2026	60	$0	$0
	Call - OTC USD versus BRL		5.690	02/05/2026	60	(1)	0
	Call - OTC USD versus HKD	HKD	7.850	08/14/2026	78	0	0
	Call - OTC USD versus HKD		7.850	08/24/2026	121	0	0
	Put - OTC USD versus KRW	KRW	1,380.000	02/11/2026	87	0	0
	Put - OTC USD versus KRW		1,382.000	02/11/2026	88	0	0
	Put - OTC USD versus KRW		1,383.000	02/12/2026	56	0	0
	Put - OTC USD versus SGD	SGD	1.237	11/05/2026	56	(1)	(1)

GLM	Call - OTC USD versus HKD	HKD	7.850	08/14/2026	19	0	0

MBC	Call - OTC USD versus HKD		7.850	08/14/2026	69	0	0
	Call - OTC USD versus HKD		7.850	08/24/2026	36	0	0

MYI	Put - OTC USD versus BRL	BRL	5.160	02/04/2026	100	0	0
	Call - OTC USD versus BRL		5.700	02/04/2026	100	(1)	(1)

Total Written Options						$(3)	$(2)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION(3)

Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2025(5)	Notional Amount(6)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(7)
									Asset	Liability
MYC	South Korea Government International Bonds	(1.000)%	Quarterly	12/20/2029	0.187%	$100	$(3)	$0	$0	$(3)
	South Korea Government International Bonds	(1.000)	Quarterly	12/20/2030	0.220	100	(4)	0	0	(4)

							$(7)	$0	$0	$(7)

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(4)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2025(5)	Notional Amount(6)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(7)
									Asset	Liability
DUB	Petroleos Mexicanos «	4.750%	Monthly	07/06/2026	—♦	$41	$0	$1	$1	$0

CROSS-CURRENCY SWAPS

Counterparty	Receive	Pay	Payment Frequency	Maturity Date(8)	Notional Amount of Currency Received		Notional Amount of Currency Delivered		Upfront Payable/(Receivable)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
											Asset	Liability
CBK	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.357% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	12/16/2027	$	1,097	JPY	164,600	$14	$0	$14	$0

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	19

Schedule of Investments	PIMCO International Bond Portfolio (Unhedged)	(Cont.)

Counterparty	Receive	Pay	Payment Frequency	Maturity Date(8)	Notional Amount of Currency Received		Notional Amount of Currency Delivered		Upfront Payable/(Receivable)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
											Asset	Liability
GLM	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.301% based on the notional amount of currency received	Floating rate equal to 1-Day GBP-SOFR based on the notional amount of currency delivered	Maturity	10/15/2045	$	227	JPY	171	$(1)	$0	$0	$(1)
	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.315% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	12/16/2027	$	652	JPY	101,000	0	(1)	0	(1)

									$13	$(1)	$14	$(2)

INTEREST RATE SWAPS

Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BPS	Pay	3-Month CNY-CNREPOFIX(2)	1.500%	Quarterly	03/18/2031	CNY	7,200	$(4)	$0	$0	$(4)

TOTAL RETURN SWAPS ON INDEXES

Counterparty	Pay/Receive(9)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BPS	Receive	iBoxx USD Liquid Investment Grade Index	N/A	1.225% (SOFR plus a specified spread)	Maturity	03/20/2026	$520	$0	$(2)	$0	$(2)

Total Swap Agreements								$2	$(2)	$15	$(15)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of December 31, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(10)
AZD	$3	$0	$0	$3	$0	$0	$0	$0	$3	$0	$3
BOA	2	3	0	5	(1)	(1)	0	(2)	3	0	3
BPS	11	0	0	11	(7)	0	(6)	(13)	(2)	0	(2)
BRC	13	0	0	13	(10)	0	0	(10)	3	0	3
BSH	2	0	0	2	(21)	0	0	(21)	(19)	0	(19)
CBK	8	0	14	22	(16)	0	0	(16)	6	0	6
DUB	5	0	1	6	(6)	0	0	(6)	0	0	0
FAR	15	0	0	15	(8)	0	0	(8)	7	0	7
GLM	18	0	0	18	(9)	0	(2)	(11)	7	0	7
JPM	21	0	0	21	(8)	0	0	(8)	13	0	13
MBC	51	0	0	51	(14)	0	0	(14)	37	0	37
MYC	0	0	0	0	0	0	(7)	(7)	(7)	0	(7)
MYI	0	1	0	1	(12)	(1)	0	(13)	(12)	27	15
NGF	6	0	0	6	0	0	0	0	6	0	6
SCX	8	0	0	8	(3)	0	0	(3)	5	0	5
SOG	119	0	0	119	(1)	0	0	(1)	118	0	118
SSB	2	0	0	2	0	0	0	0	2	0	2
UAG	0	0	0	0	(10)	0	0	(10)	(10)	0	(10)

Total Over the Counter	$284	$4	$15	$303	$(126)	$(2)	$(15)	$(143)

(f)

Securities with an aggregate market value of $27 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2025.

♦	Implied credit spread is not available due to significant unobservable inputs being used in the fair valuation.
(1)	Notional Amount represents the number of contracts.

20	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

December 31, 2025

(2)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(3)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(5)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(7)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(8)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.
(9)

Receive represents that the Portfolio receives payments for any positive net return on the underlying reference. The Portfolio makes payments for any negative net return on such underlying reference. Pay represents that the Portfolio receives payments for any negative net return on the underlying reference. The Portfolio makes payments for any positive net return on such underlying reference.

(10)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Statement of Assets and Liabilities as of December 31, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$12	$12
Swap Agreements	0	0	0	0	17	17

	$0	$0	$0	$0	$29	$29

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$284	$0	$284
Purchased Options	0	0	0	4	0	4
Swap Agreements	0	1	0	14	0	15

	$0	$1	$0	$302	$0	$303

	$0	$1	$0	$302	$29	$332

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$15	$15
Swap Agreements	0	0	0	0	22	22

	$0	$0	$0	$0	$37	$37

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$126	$0	$126
Written Options	0	0	0	2	0	2
Swap Agreements	0	7	0	2	6	15

	$0	$7	$0	$130	$6	$143

	$0	$7	$0	$130	$43	$180

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	21

Schedule of Investments	PIMCO International Bond Portfolio (Unhedged)	(Cont.)

The effect of Financial Derivative Instruments on the Statement of Operations for the period ended December 31, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$5	$5
Futures	0	0	0	0	173	173
Swap Agreements	0	44	0	0	(383)	(339)

	$0	$44	$0	$0	$(205)	$(161)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$329	$0	$329
Purchased Options	0	0	0	14	(10)	4
Written Options	0	0	0	11	29	40
Swap Agreements	0	9	0	78	(11)	76

	$0	$9	$0	$432	$8	$449

	$0	$53	$0	$432	$(197)	$288

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$30	$30
Swap Agreements	0	(1)	0	0	(181)	(182)

	$0	$(1)	$0	$0	$(151)	$(152)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(35)	$0	$(35)
Purchased Options	0	0	0	(16)	1	(15)
Written Options	0	0	0	(1)	3	2
Swap Agreements	0	(5)	0	(4)	(15)	(24)

	$0	$(5)	$0	$(56)	$(11)	$(72)

	$0	$(6)	$0	$(56)	$(162)	$(224)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of December 31, 2025 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2025
Investments in Securities, at Value
Argentina
Sovereign Issues	$0	$7	$0	$7
Australia
Sovereign Issues	0	571	0	571
Brazil
Sovereign Issues	0	494	0	494
Bulgaria
Sovereign Issues	0	173	0	173
Canada
Corporate Bonds & Notes	0	309	0	309
Sovereign Issues	0	830	0	830
China
Sovereign Issues	0	1,701	0	1,701
Colombia
Sovereign Issues	0	254	0	254
Denmark
Corporate Bonds & Notes	0	818	0	818
Israel
Sovereign Issues	0	219	0	219
Italy
Sovereign Issues	0	341	0	341
Japan
Sovereign Issues	0	1,605	0	1,605
Kuwait
Sovereign Issues	0	200	0	200
Luxembourg
Sovereign Issues	0	306	0	306
Malaysia
Sovereign Issues	0	312	0	312

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2025
Peru
Sovereign Issues	$0	$393	$0	$393
Poland
Sovereign Issues	0	79	0	79
Romania
Sovereign Issues	0	217	0	217
Saudi Arabia
Sovereign Issues	0	322	0	322
Serbia
Sovereign Issues	0	110	0	110
South Africa
Sovereign Issues	0	518	0	518
Spain
Sovereign Issues	0	1,094	0	1,094
Supranational
Sovereign Issues	0	215	0	215
Thailand
Sovereign Issues	0	401	0	401
United Kingdom
Sovereign Issues	0	386	0	386
United States
Corporate Bonds & Notes	0	117	0	117
Municipal Bonds & Notes	0	43	0	43
Non-Agency Mortgage-Backed Securities	0	3	0	3
U.S. Government Agencies	0	10,408	0	10,408
U.S. Treasury Obligations	0	2,082	0	2,082
Short-Term Instruments
Nigeria Treasury Bills	0	35	0	35
South Africa Treasury Bills	0	18	0	18

	$0	$24,581	$0	$24,581

22	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

December 31, 2025

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2025
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$4,312	$0	$0	$4,312

Total Investments	$4,312	$24,581	$0	$28,893

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(3,021)	$0	$(3,021)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	9	20	0	29
Over the counter	0	302	1	303

	$9	$322	$1	$332

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2025
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$(10)	$(27)	$0	$(37)
Over the counter	0	(143)	0	(143)

	$(10)	$(170)	$0	$(180)

Total Financial Derivative Instruments	$(1)	$152	$1	$152

Totals	$4,311	$21,712	$1	$26,024

There were no significant transfers into or out of Level 3 during the period ended December 31, 2025.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	23

Notes to Financial Statements

1. ORGANIZATION

PIMCO Variable Insurance Trust (the “Trust”) is a Delaware statutory trust established under a trust instrument dated October 3, 1997. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans. Information presented in these financial statements pertains to the Institutional Class, Administrative Class and Advisor Class shares of the PIMCO International Bond Portfolio (Unhedged) (the “Portfolio”) offered by the Trust. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Portfolio.

Hereinafter, the Board of Trustees of the Portfolio shall be collectively referred to as the “Board.”

The Portfolio has adopted the Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280) — Improvements to Reportable Segment Disclosures. Adoption of the standard impacted financial statement disclosures only and did not affect the Portfolio’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and to assess its performance, and has discrete financial information available. The Officers, as listed in the Management of the Trust section of the most recent Statement of Additional Information, act as the Portfolio’s CODM. The Portfolio represents a single operating segment, as the CODM monitors the operating results of the Portfolio as a whole and the Portfolio’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Portfolio’s portfolio managers as a team. The financial information in the form of the Portfolio’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Portfolio’s comparative benchmarks and to make resource allocation decisions for the Portfolio’s single segment, is consistent with that presented within the Portfolio’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Portfolio is treated as an investment company under the reporting requirements of U.S. GAAP, including but not limited to ASC 946. The functional and reporting currency for the Portfolio is the U.S. dollar. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statement of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Statement of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt

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obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable. A debt obligation may be granted, in certain situations, a contractual or non-contractual forbearance for interest payments that are expected to be paid after agreed upon pay dates.

(b) Foreign Taxes The Portfolio may be subject to foreign taxes on income, stock dividends, capital gains on investments or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Portfolio invests. These foreign taxes, if any, are paid by the Portfolio and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable as of December 31, 2025, if any, are disclosed in the Statement of Assets and Liabilities.

(c) Foreign Currency Translation The market values of foreign securities, currency holdings and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Portfolio does not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) from investments on the Statement of Operations. The Portfolio may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains (losses) arising from sales of spot foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Statement of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Statement of Operations.

(d) Multi-Class Operations Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains (losses) are allocated daily based on the relative net assets of each class of the Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees. Under certain circumstances, the per share net asset value (“NAV”) of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(e) Distributions to Shareholders Distributions from net investment income, if any, are declared daily and distributed to shareholders monthly. In addition, the Portfolio distributes any net capital gains it earns from the sale of portfolio securities to shareholders no less frequently than annually. The Portfolio may revise its distribution policy or postpone the payment of distributions at any time.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income distributions and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Separately, if the Portfolio determines or estimates, as applicable, that a portion of a distribution may be comprised of amounts from sources other than net investment income in accordance with its policies, accounting records (if applicable) and accounting practices, the Portfolio will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. For these purposes, the Portfolio determines or estimates, as applicable, the source or sources from which a distribution is paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is determined or estimated, as applicable, that a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between the Portfolio’s daily internal accounting records and practices, the Portfolio’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, the

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	25

Notes to Financial Statements	(Cont.)

Portfolio’s internal accounting records and practices may take into account, among other factors, tax-related characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include but are not limited to, for certain funds, the treatment of periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible that the Portfolio may not issue a Section 19 Notice in situations where the Portfolio’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Final determination of a distribution’s tax character will be provided to shareholders when such information is available.

Distributions classified as a tax basis return of capital at the Portfolio’s fiscal year end, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital on the Statement of Assets and Liabilities. In addition, other amounts have been reclassified between distributable earnings (accumulated loss) and paid in capital on the Statement of Assets and Liabilities to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(f) New Accounting Pronouncements and Regulatory Updates In September 2023, the U.S. Securities and Exchange Commission (“SEC”) adopted amendments to Rule 35d-1 under the Act, which governs fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. Changes to a fund’s calculation methodology for derivatives instruments for purposes of Rule 35d-1 consistent with such amendments and applicable regulatory interpretations thereof will not constitute a change to a fund’s policy adopted pursuant to Rule 35d-1 and will not require notice or shareholder approval. The amendments became effective December 11, 2023. On March 14, 2025, the SEC extended the compliance date from December 11, 2025 to June 11, 2026 for fund groups with $1 billion or more in net assets and modified the operation of the compliance dates to allow for compliance based on the timing of certain annual disclosure and reporting obligations that are tied to a fund’s fiscal year-end. At this time, management is evaluating the implications of these changes on the financial statements.

In December 2023, FASB issued ASU 2023-09, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. Management has implemented changes in connection with the amendments and where applicable included additional disclosure in the Notes to Financial Statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The NAV of the Portfolio’s shares, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Portfolio or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Portfolio’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolio or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Portfolio may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Portfolio generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Portfolio may calculate its NAV as of the NYSE Close for such day or such other time that the Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange or the NYSE Close if the NYSE Close occurs before the end of trading on the foreign exchange.

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Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated PIMCO as the valuation designee (“Valuation Designee”) for the Portfolio to perform the fair value determination relating to all Portfolio investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of portfolio investments. The Valuation Designee may value portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, exchange-traded funds (“ETFs”), exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures, are valued at the settlement price determined by the relevant exchange. Swap agreements and swaptions are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Portfolio’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.)

equity securities, the Portfolio may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Portfolio’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio’s next calculated NAV. An alternative exchange rate may be obtained from a Pricing Source or an exchange rate may otherwise be determined if believed to be more reflective of the rates at which the Portfolio may transact.

Whole loans may be fair valued using inputs that take into account borrower- or loan-level data (e.g., credit risk of the borrower) that is updated periodically throughout the life of each individual loan; any new borrower- or loan-level data received in written reports periodically by the Portfolio normally will be taken into account in calculating the NAV. The Portfolio’s whole loan investments, including those originated by the Portfolio or through an alternative lending platform, generally are fair valued by the Valuation Designee in accordance with procedures approved by the Board.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and

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Notes to Financial Statements	(Cont.)

procedures are intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold. The Portfolio’s use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Frequent or Excessive Purchases, Exchanges and Redemptions” section in the Portfolio’s prospectus.

Under certain circumstances, the per share NAV of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

∎	Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

∎	Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain

(loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between fair value Levels of the Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

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Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

The Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. A complete schedule of portfolio holdings for each affiliate fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available at the SEC’s website at www.sec.gov. A copy of each affiliate fund’s shareholder report is also available at the SEC’s website at

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	29

Notes to Financial Statements	(Cont.)

www.sec.gov, on the Portfolio’s website at www.pimco.com, or upon request, as applicable. The table below show the Portfolio’s transactions in and earnings from investments in the affiliated funds for the period ended December 31, 2025 (amounts in thousands†):

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 12/31/2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 12/31/2025	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$1,053	$31,808	$(28,550)	$1	$0	$4,312	$107	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(b) Investments in Securities

The Portfolio may utilize the investments and strategies described below to the extent permitted by the Portfolio’s investment policies.

Inflation-Indexed Bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury Inflation-Protected Securities (“TIPS”). For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Loans and Other Indebtedness, Loan Participations and Assignments are direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental or other borrowers. The Portfolio’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties or investments in or originations of loans by the Portfolio. A loan is often administered by a bank or other financial institution (the “agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Portfolio may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When the Portfolio purchases assignments from agents it acquires direct rights against the borrowers of the loans. These loans may include participations in bridge loans, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high yield bonds issued for the purpose of acquisitions.

The types of loans and related investments in which the Portfolio may invest include, among others, senior loans, subordinated loans (including second lien loans, B-Notes and mezzanine loans), whole loans, commercial real estate and other commercial loans and structured loans. The Portfolio may originate loans or acquire direct interests in loans through primary loan distributions and/or in private transactions. In the case of subordinated loans, there may be significant indebtedness ranking ahead of the borrower’s obligation to the holder of such a loan, including in the event of the borrower’s insolvency. Mezzanine loans are typically secured by a pledge of an equity interest in the mortgage borrower that owns the real estate rather than an interest in a mortgage.

Investments in loans may include unfunded loan commitments, which are contractual obligations for funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Portfolio to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the committed amount may not be utilized by the borrower. When investing in a loan participation, the Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only upon receipt of payments by the agent from the borrower. The Portfolio may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, the Portfolio may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statement of Operations. Unfunded loan commitments, if any, are reflected as a liability on the Statement of Assets and Liabilities.

Mortgage-Related and Other Asset-Backed Securities directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are interests in pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal

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payments. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including, but not limited to, auto loans, accounts receivable such as credit card receivables and hospital account receivables, home equity loans, student loans, boat loans, mobile home loans, recreational vehicle loans, manufactured housing loans, aircraft leases, computer leases, syndicated bank loans, peer-to-peer loans and litigation finance loans. The Portfolio may invest in any level of the capital structure of an issuer or mortgage-backed or asset-backed securities, including the equity or “first loss” tranche.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs, CLOs and other CDOs are types of asset-backed securities. A CBO is a trust which is often backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. Other CDOs are trusts backed by other types of assets representing obligations of various parties. For CBOs, CLOs and other CDOs, the cash flows from the trust are split into portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche which bears the first loss from any defaults from the bonds or loans in the trust, although more senior tranches may also bear losses. Since they are partially protected from defaults, senior tranches from a CBO trust, CLO trust or trust of another CDO typically have higher ratings and lower yields than their underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CBO, CLO or other CDO tranches can experience substantial losses due to actual defaults, downgrades of the underlying collateral by rating agencies, forced liquidation of the collateral pool due to a failure of coverage tests, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CBO, CLO or other CDO securities as a class. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Portfolio invests. In addition to the normal risks associated with fixed income securities discussed elsewhere in this report and the Portfolio’s prospectus and statement of additional information (e.g., prepayment risk, credit risk, liquidity risk, market risk, structural risk, legal risk and interest rate risk (which may be exacerbated if the interest rate payable on a structured financing changes based on multiples of changes in interest rates or inversely to changes in interest rates)), CBOs, CLOs and other CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) risks related to the capability of the servicer of the securitized assets, (iv) the risk that the Portfolio may invest in CBOs, CLOs, or other CDOs that are subordinate to other classes, (v) the structure and complexity of the transaction and the legal documents may not be fully understood at the time of investment and could lead to disputes with the issuer or among investors regarding the characterization of proceeds or unexpected investment results, and (vi) the CDO’s manager may perform poorly.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Securities Issued by U.S. Government Agencies or Government-Sponsored Enterprises are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. The U.S. Government does not guarantee the net asset value of the Portfolio’s shares. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations.

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Notes to Financial Statements	(Cont.)

U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks, credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC is a government sponsored corporation that issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

In June 2019, FNMA and FHLMC started issuing Uniform Mortgage-Backed Securities in place of their current offerings of TBA-eligible securities (the “Single Security Initiative”). The Single Security Initiative seeks to support the overall liquidity of the TBA market and aligns the characteristics of FNMA and FHLMC certificates. The long-term effects that the Single Security Initiative may have on the market for TBA and other mortgage-backed securities are uncertain.

Roll-timing strategies can be used where the Portfolio seeks to extend the expiration or maturity of a position, such as a TBA security on an underlying asset, by closing out the position before expiration and contemporaneously opening a new position with respect to substantially the same underlying asset with a later expiration date. TBA securities purchased or sold are reflected on the Statement of Assets and Liabilities as an asset or liability, respectively. Recently finalized FINRA rules include mandatory margin requirements for the TBA market that require the Portfolio to post collateral in connection with its TBA transactions. There is no similar requirement applicable to the Portfolio’s TBA counterparties. The required collateralization of TBA trades could increase the cost of TBA transactions to the Portfolio and impose added operational complexity.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may enter into the borrowings and other financing transactions described below to the extent permitted by the Portfolio’s investment policies.

The following disclosures contain information on the Portfolio’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Portfolio. The location of these instruments in the Portfolio’s financial statements is described below.

(a) Sale-Buybacks A sale-buyback financing transaction consists of a sale of a security by the Portfolio to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Portfolio is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by the Portfolio are reflected as a liability on the Statement of Assets and Liabilities. The Portfolio will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, the Portfolio would have otherwise received had the security not been sold and (ii) the negotiated financing terms between the Portfolio and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statement of Operations. Interest payments based upon negotiated financing terms made by the Portfolio to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The Portfolio will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under sale-buyback transactions.

(b) Short Sales Short sales are transactions in which the Portfolio sells a security that it does not own in anticipation that the market price of that security will decline. The Portfolio may make short sales of securities: (i) to offset potential declines in long positions in similar securities, (ii) to increase the flexibility of the Portfolio, (iii) for investment return, (iv) as part of a risk arbitrage strategy, and (v) as part of its overall portfolio management strategies involving the use of derivative instruments. When the Portfolio makes a short sale, it will often borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Portfolio will ordinarily have to pay a fee or premium to borrow a security and be obligated to repay the lender of the security any dividend or interest that accrues on the security during the period of the loan. Securities sold in short sale transactions and the dividend or interest payable on such securities, if any, are reflected as payable for short sales on the

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Statement of Assets and Liabilities. Short sales expose the Portfolio to the risk that it will be required to cover its short position at a time when the security or other asset has appreciated in value, thus resulting in losses to the Portfolio. A short sale is “against the box” if the Portfolio holds in its portfolio or has the right to acquire the security sold short, or securities identical to the security sold short, at no additional cost. The Portfolio will be subject to additional risks to the extent that it engages in short sales that are not “against the box.” The Portfolio’s loss on a short sale could theoretically be unlimited in cases where the Portfolio is unable, for whatever reason, to close out its short position.

(c) Interfund Lending In accordance with an exemptive order (the “Order”) from the SEC, each Portfolio of the Trust may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Portfolio’s investment policies and restrictions. Each Portfolio is currently permitted to borrow under the Interfund Lending Program. A lending portfolio may lend in aggregate up to 15% of its current net assets at the time of the interfund loan, but may not lend more than 5% of its net assets to any one borrowing portfolio through the Interfund Lending Program. A borrowing portfolio may not borrow through the Interfund Lending Program or from any other source if its total outstanding borrowings immediately after the borrowing would be more than 33 1/3% of its total assets (or any lower threshold provided for by the portfolio’s investment restrictions). If a borrowing portfolio’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interfund loan rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending portfolio and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended December 31, 2025, the Portfolio did not participate in the Interfund Lending Program.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The Portfolio may enter into the financial derivative instruments described below to the extent permitted by the Portfolio’s investment policies.

The following disclosures contain information on how and why the Portfolio uses financial derivative instruments, and how financial derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the

net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedule of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Schedule of Investments, serve as indicators of the volume of financial derivative activity for the Portfolio.

(a) Forward Foreign Currency Contracts may be engaged, in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily, and the change in value is recorded by the Portfolio as an unrealized gain (loss). Realized gains (losses) are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain (loss) reflected on the Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

(b) Futures Contracts are agreements to buy or sell a security or other asset for a set price on a future date and are traded on an exchange. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by the Portfolio (“Futures Variation Margin”). Futures Variation Margins, if any, are disclosed within centrally cleared financial derivative instruments on the Statement of

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Notes to Financial Statements	(Cont.)

Assets and Liabilities. Gains (losses) are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the Futures Variation Margin included within exchange traded or centrally cleared financial derivative instruments on the Statement of Assets and Liabilities.

(c) Options Contracts may be written or purchased to enhance returns or to hedge an existing position or future investment. The Portfolio may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put, an amount equal to the premium received is recorded and subsequently marked to market to reflect the current value of the option written. These amounts are included on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain (loss). Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (“call”) or purchased (“put”) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included as an asset on the Statement of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) when the underlying transaction is executed.

Foreign Currency Options may be written or purchased to be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

Interest Rate Swaptions may be written or purchased to enter into a pre-defined swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Options on Exchange-Traded Futures Contracts (“Futures Option”) may be written or purchased to hedge an existing position or future investment, for speculative purposes or to manage exposure to market movements. A Futures Option is an option contract in which the underlying instrument is a single futures contract.

(d) Swap Agreements are bilaterally negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). The Portfolio may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Centrally Cleared Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Statement of Operations. Daily changes in valuation of centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared financial derivative instruments on the Statement of Assets and Liabilities. Centrally Cleared and OTC swap payments received or paid at the beginning of the measurement period are included on the Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gain (loss) on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is

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recorded as realized gain (loss) on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gain (loss) on the Statement of Operations.

For purposes of applying certain of the Portfolio’s investment policies and restrictions, swap agreements, like other derivative instruments, may be valued by the Portfolio at market value, notional value or full exposure value. In the case of a credit default swap, in applying certain of the Portfolio’s investment policies and restrictions, the Portfolio will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of the Portfolio’s other investment policies and restrictions. For example, the Portfolio may value credit default swaps at full exposure value for purposes of the Portfolio’s credit quality guidelines (if any) because such value in general better reflects the Portfolio’s actual economic exposure during the term of the credit default swap agreement. As a result, the Portfolio may, at times, have notional exposure to an asset class (before netting) that is greater or lesser than the stated limit or restriction noted in the Portfolio’s prospectus. In this context, both the notional amount and the market value may be positive or negative depending on whether the Portfolio is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by the Portfolio for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may fail to perform or meet an obligation or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates or the values of the asset upon which the swap is based.

The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk may be mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral to the Portfolio to cover the Portfolio’s exposure to the counterparty.

To the extent the Portfolio has a policy to limit the net amount owed to or to be received from a single counterparty under existing swap agreements, such limitation only applies to counterparties to OTC swaps and does not apply to centrally cleared swaps where the counterparty is a central counterparty or derivatives clearing organization.

Credit Default Swap Agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues are entered into to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the swap agreement, undergoes a certain credit event. As a seller of protection on credit default swap agreements, the Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap.

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

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Notes to Financial Statements	(Cont.)

Credit default swap agreements on credit indexes involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indexes are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indexes may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets and/or various credit ratings within each sector. Credit indexes are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indexes changes periodically, usually every six months, and for most indexes, each name has an equal weight in the index. Credit default swaps on credit indexes may be used to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indexes are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues as of period end, if any, are disclosed in the Notes to Schedule of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indexes, the quoted market prices and resulting values, as well as the annual payment rate, serve as an indication of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Portfolio as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which the Portfolio is the seller of protection are disclosed in the Notes to Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or entities.

Cross-Currency Swap Agreements are entered into to gain or mitigate exposure to currency risk. Cross-currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates. The exchange of currencies at the inception date of the contract takes place at the current spot rate. The net of the notional amount received/delivered, when translated to USD at the trade date, represents an upfront payable/receivable. The re-exchange at maturity may take place at the same exchange rate, a specified rate or the then current spot rate. Interest payments, if applicable, are made between the parties based on interest rates available in the two currencies at the inception of the contract. The terms of cross-currency swap contracts may extend for many years. Cross-currency swaps are usually negotiated with commercial and investment banks. Some cross-currency swaps may not provide for exchanging principal cash flows, but only for exchanging interest cash flows.

Interest Rate Swap Agreements may be entered into to help hedge against interest rate risk exposure as the value of the fixed rate bonds that the Portfolio holds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Portfolio with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date,

36	PIMCO VARIABLE INSURANCE TRUST

(v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

Total Return Swap Agreements are entered into to gain or mitigate exposure to the underlying reference asset. Total return swap agreements involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset and on a fixed or variable interest rate. Total return swap agreements may involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific underlying reference asset, which may include a single security, a basket of securities or an index, and in return receives a fixed or variable rate. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference asset less a financing rate, if any. As a receiver, the Portfolio would receive payments based on any net positive total return and would owe payments in the event of a net negative total return. As the payer, the Portfolio would owe payments on any net positive total return and would receive payments in the event of a net negative total return.

7. PRINCIPAL AND OTHER RISKS

(a) Principal Risks

The principal risks of investing in the Portfolio, which could adversely affect its net asset value, yield and total return, are listed below. Please see “Description of Principal Risks” in the Portfolio’s prospectus for a more detailed description of the risks of investing in the Portfolio.

Small Portfolio Risk is the risk that a smaller portfolio may not achieve investment or trading efficiencies or may be limited in ability to participate in certain investment opportunities due to its size. Additionally, a smaller portfolio may be more adversely affected by large purchases or redemptions by investors.

Interest Rate Risk is the risk that fixed income securities will fluctuate in value due to changes in interest rates; a portfolio with a longer average portfolio duration will be more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration. Factors such as government policy, inflation, the economy, and market for bonds can impact interest rates and yields.

Call Risk is the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons including declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality. If an issuer calls a security that the Portfolio has invested in, the Portfolio may not recoup the full amount of its initial investment or may not realize the full anticipated earnings from the investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Credit Risk is the risk that the Portfolio could experience losses if the issuer or guarantor of a fixed income security, the counterparty to a derivative contract, or the issuer or guarantor of collateral, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

High Yield Risk is the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of market, credit, call and liquidity risks. High yield securities are considered primarily speculative by rating agencies with respect to the issuer’s continuing ability to make principal and interest payments, and their values may be more volatile than higher-rated securities of similar maturity.

Market Risk is the risk that the value of securities owned by the Portfolio may fluctuate, sometimes rapidly or unpredictably, due to a variety of factors affecting securities markets generally or particular industries or sectors.

Issuer Risk is the risk that the value of a security may decline for reasons related to the issuer, such as management performance, changes in financial condition or credit rating, financial leverage, reputation or reduced demand for the issuer’s goods or services.

Liquidity Risk is the risk that a particular investment may be difficult to purchase or sell and that the Portfolio may be unable to sell investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity. The liquidity of the Portfolio’s shares may be constrained by the liquidity of the Portfolio’s portfolio holdings.

Derivatives Risk is the risk of investing in derivative instruments (such as forwards, futures, options, swaps and structured securities) and other similar investments, including leverage, liquidity, interest rate, market, counterparty (including credit), operational, legal and management risks, and valuation complexity. Changes in the value of a derivative or other similar investment may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Portfolio could lose more than the initial amount

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Notes to Financial Statements	(Cont.)

invested. Changes in the value of a derivative or other similar instrument may also create margin delivery or settlement payment obligations for the Portfolio. The Portfolio’s use of derivatives or other similar investments may result in losses to the Portfolio, a reduction in the Portfolio’s returns and/or increased volatility. Non-centrally-cleared over-the-counter (“OTC”) derivatives or other similar investments are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for non-centrally-cleared OTC derivatives or other similar investments. The primary credit risk on derivatives or other similar investments that are exchange-traded or traded through a central clearing counterparty resides with the Portfolio’s clearing broker or the clearinghouse. Changes in regulations relating to a registered fund’s use of derivatives and related instruments could potentially limit or impact the Portfolio’s ability to invest in derivatives, limit the Portfolio’s ability to employ certain strategies that use derivatives or other similar investments and/or adversely affect the value of derivatives or other similar investments and the Portfolio’s performance.

Equity Risk is the risk that the value of equity or equity-related securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity or equity-related securities generally have greater price volatility than fixed income securities. In addition, preferred securities may be subject to greater credit risk or other risks, such as risks related to deferred and omitted distributions, limited voting rights, liquidity, interest rates, regulatory changes and special redemption rights.

Mortgage-Related and Other Asset-Backed Securities Risk is the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk. The Portfolio may invest in any tranche of mortgage-related and other asset-backed securities, including junior and/or equity tranches (to the extent consistent with the Portfolio’s guidelines), which generally carry higher levels of the foregoing risks.

Foreign (Non-U.S.) Investment Risk is the risk that investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a portfolio that invests exclusively in securities of U.S. companies, due to smaller or less developed markets, differing financial reporting, accounting, corporate governance and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable U.S. or foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, political changes, diplomatic developments, trade restrictions (including tariffs) or the imposition of sanctions and other similar measures. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Emerging Markets Risk is the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk.

China Risk is the risk of investing in securities and instruments economically tied to the People’s Republic of China (excluding Hong Kong, Macau and Taiwan for the purpose of this disclosure) (“PRC”). These investments subject the Portfolio to certain of the risks of investing in foreign (non-U.S.) securities and emerging market securities, as well as other risks including, without limitation, erratic growth, the unavailability of reliable economic or financial data, dependence on exports and international trade, asset price volatility, potential shortage of liquidity and limited accessibility by foreign (non-U.S.) investors (including as a result of sanctions), fluctuations in currency exchange rates, currency devaluation, the relatively small size and absence of operating history of many PRC companies, and the developing nature of the legal and regulatory framework for securities markets, custody arrangements and commerce.

Sovereign Debt Risk is the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit events resulting from an issuer’s inability or unwillingness to make principal or interest payments in a timely fashion.

Currency Risk is the risk that foreign (non-U.S.) currencies may fluctuate in value relative to the U.S. dollar, which can affect the value of the Portfolio’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Issuer Non-Diversification Risk is the risk of focusing investments on a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Portfolios that are

“non-diversified” may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than portfolios that are “diversified”.

Leveraging Risk is the risk that certain transactions of the Portfolio, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, and derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Portfolio to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss. The use of leverage may also increase the Portfolio’s sensitivity to interest rate changes and other market risks.

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December 31, 2025

Management Risk is the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio managers in connection with managing the Portfolio and may cause PIMCO to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of the Portfolio will be achieved.

Short Exposure Risk is the risk of entering into short sales or other short positions, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale or other short position will not fulfill its contractual obligations, causing a loss to the Portfolio.

Collateralized Loan Obligations Risk is the risk that investing in collateralized loan obligations (“CLOs”) and other similarly structured investments exposes the Portfolio to heightened credit risk, interest rate risk, liquidity risk, market risk and prepayment and extension risk, as well as the risk of default on the underlying asset. In addition, investments in CLOs carry additional risks, including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) risks related to the capability of the servicer of the securitized assets; (iv) the risk that the Portfolio may invest in tranches of CLOs that are subordinate to other tranches; (v) the structure and complexity of the transaction and the legal documents may not be fully understood at the time of investment and could lead to disputes with the issuer or among investors regarding the characterization of proceeds or unexpected investment results; and (vi) the CLO’s manager may perform poorly.

Turnover Risk is the risk that high levels of portfolio turnover may increase transaction costs and taxes and may lower investment performance.

(b) Other Risks

In general, the Portfolio may be subject to additional risks, including, but not limited to, risks related to government regulation and intervention in financial markets, operational risks, risks associated with financial, economic and global market disruptions, and cyber security risks. Please see the Portfolio’s prospectus and Statement of Additional Information for a more detailed description of the risks of investing in the Portfolio. Please see the Important Information section of this report for additional discussion of certain regulatory and market developments that may impact the Portfolio’s performance.

Market Disruptions Risk The Portfolio is subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including those arising from actual or threatened war or armed conflicts, military conflicts, terrorism, social unrest, recessions, supply chain disruptions, market manipulation, government interventions, defaults and shutdowns, political and regulatory changes or diplomatic developments or the imposition of sanctions and other measures, including the imposition of tariffs, or other U.S. economic policies and any related public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), bank failures and natural/ environmental disasters, which can all negatively impact the securities markets and cause the Portfolio to lose value. These events can also impair the technology and other operational systems upon which the Portfolio’s service providers, including PIMCO as the Portfolio’s investment adviser, rely, and could otherwise disrupt the Portfolio’s service providers’ ability to fulfill their obligations to the Portfolio.

Government Intervention in Financial Markets Federal, state, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which the Portfolio invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Portfolio itself is regulated. Such legislation or regulation could limit or preclude the Portfolio’s ability to achieve its investment objective. Also, while such legislation or regulations are intended to strengthen markets, systems and public finances, they could affect fund expenses and the value of fund investments in unpredictable ways. Furthermore, volatile financial markets can expose the Portfolio to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Portfolio. The value of the Portfolio’s holdings is also generally subject to the risk of future local, national, or global economic disturbances based on unknown weaknesses in the markets in which the Portfolio invests. In addition, it is not certain that the U.S. Government will intervene in response to a future market disturbance and the effect of any such future intervention cannot be predicted. It is difficult for issuers to prepare for the impact of future financial downturns, although companies can seek to identify and manage future uncertainties through risk management programs.

Regulatory Risk Financial entities, such as investment companies and investment advisers, are generally subject to extensive government regulation and intervention. Government regulation and/or intervention may change the way the Portfolio is regulated, affect the expenses incurred directly by the Portfolio and the value of its investments, and limit and/or preclude the Portfolio’s ability to achieve its investment objective. Government regulation may change frequently and may have significant adverse consequences. Moreover, government regulation may have unpredictable and unintended effects.

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Notes to Financial Statements	(Cont.)

Operational Risk An investment in the Portfolio, like any fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on the Portfolio. While the Portfolio seeks to minimize such events through controls and oversight, there may still be failures that could cause losses to the Portfolio.

Cyber Security Risk As the use of complex information technology and communication systems, including cloud-based technology, has become more prevalent and interconnected in the course of business, the Portfolio has become potentially more susceptible to operational and information security risks resulting from breaches in cyber security despite the efforts of PIMCO, the Portfolio, or their service providers to adopt technologies, processes, and practices intended to mitigate these risks. Disruptions or failures that affect service providers, counterparties, market participants or issuers of securities that are held by the Portfolio may adversely affect PIMCO or the Portfolio, including by causing losses or impairing PIMCO’s or the Portfolio’s operations. A breach in cyber security refers to both intentional and unintentional cyber events that may, among other things, cause the Portfolio to lose proprietary information, suffer data corruption and/or destruction or lose operational capacity, result in the unauthorized release or other misuse of confidential information, or otherwise disrupt normal business operations. Geopolitical tensions can increase the scale and sophistication of deliberate cybersecurity attacks, particularly those from nation-states or from entities with nation-state backing, who may desire to use cybersecurity attacks to cause damage or create leverage against geopolitical rivals. Cyber security failures or breaches may result in financial losses to the Portfolio and its shareholders. These failures or breaches may also result in disruptions to business operations, potentially resulting in financial losses; interference with the Portfolio’s ability to calculate its net asset value, process shareholder transactions or otherwise transact business with shareholders; impediments to trading; violations of applicable privacy and other laws; regulatory fines; penalties; third-party claims in litigation; reputational damage; reimbursement or other compensation costs; additional compliance and cyber security risk management costs and other adverse consequences. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. There is also a risk that cyber security breaches may not be detected. The Portfolio and its shareholders may suffer losses as a result of a cyber security breach related to the Portfolio, its service providers, trading counterparties or the issuers in which the Portfolio invests.

8. MASTER NETTING ARRANGEMENTS

The Portfolio may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes, the Statement of Assets and Liabilities generally presents derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statement of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. The Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase and certain sale-buyback transactions between the Portfolio and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default and maintenance of collateral. The market value of transactions under the Master Repo

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Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA securities, delayed-delivery or certain sale-buyback transactions by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedule of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission. In the United States, counterparty risk may be reduced as creditors of an FCM cannot have a claim to Portfolio assets in the segregated account. FCM customers, such as the Portfolio, are permitted to transfer their customer account (and cleared derivative transactions held in such customer account) from one FCM to another FCM. Upon completion of the transfer, the customer maintains the same economic position with respect to the outstanding exposure. As such, these transfers are not recognized as dispositions and reacquisitions of the affected derivative positions. Variation margin, which reflects changes in market value, is generally exchanged daily, but may not be netted between futures and cleared OTC derivatives unless the parties have agreed to a separate arrangement in respect of portfolio margining. The porting of exposure between FCMs has no impact on the market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin; these values as of period end are disclosed in the Notes to Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by the Portfolio with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. The ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level or as required by regulation. Similarly, if required by regulation, the Portfolio may be required to post additional collateral beyond coverage of daily exposure. These amounts, if any, may (or if required by law, will) be segregated with a third-party custodian. To the extent the Portfolio is required by regulation to post additional collateral beyond coverage of daily exposure, it could potentially incur costs, including in procuring eligible assets to meet collateral requirements, associated with such posting. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

9. FEES AND EXPENSES

(a) Investment Advisory Fee PIMCO is a majority-owned subsidiary of Allianz Asset Management of America LLC (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table in note (b) below.

(b) Supervisory and Administrative Fee PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory Fee and Supervisory and Administrative Fees for all classes, as applicable, are charged at the annual rate as noted in the following table (calculated as a percentage of the Portfolio’s average daily net assets attributable to each class):

Investment Advisory Fee	Supervisory and Administrative Fee
All Classes	Institutional Class	Administrative Class	Advisor Class
0.25%	0.50%	0.50%	0.50%

(c) Distribution and Servicing Fees PIMCO Investments LLC, a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted an Administrative Services Plan with respect to the Administrative Class shares of the Portfolio pursuant to Rule 12b-1 under the Act (the “Administrative Plan”). Under the terms of the Administrative Plan, the Trust is permitted to compensate the Distributor, out of the Administrative Class assets of the Portfolio, in an amount up to 0.15% on an annual basis of the average daily net assets

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Notes to Financial Statements	(Cont.)

of that class, for providing, or procuring through financial firms, administrative, recordkeeping and investor services for Administrative Class shareholders of the Portfolio.

The Trust has adopted a separate Distribution and Servicing Plan for the Advisor Class shares of the Portfolio (the “Distribution and Servicing Plan”). The Distribution and Servicing Plan has been adopted pursuant to Rule 12b-1 under the Act. The Distribution and Servicing Plan permits the Portfolio to compensate the Distributor for providing, or procuring through financial firms, distribution, administrative, recordkeeping, shareholder and/or related services with respect to Advisor Class shares. The Distribution and Servicing Plan permits the Portfolio to make total payments at an annual rate of up to 0.25% of the average daily net assets attributable to its Advisor Class shares.

	Distribution Fee	Servicing Fee

Administrative Class	—	0.15%

Advisor Class	0.25%	—

(d) Portfolio Expenses PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Portfolio, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders, or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses (including, without limitation, fees and expenses of outside legal counsel or third-party consultants retained in connection with reviewing, negotiating and structuring specialized loans and other investments made by the Portfolio, and any costs associated with originating loans, asset securitizations, alternative lending-related strategies and so-called “broken-deal costs” (e.g., fees, costs, expenses and liabilities, including, for example, due diligence-related fees, costs, expenses and liabilities, with respect to unconsummated investments)); (iv) costs of borrowing money, including interest expenses; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organizational and offering expenses of the Trust and the Portfolio, and any other expenses which are capitalized in accordance with generally accepted accounting principles; and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class.

(e) Remuneration Paid to Directors, Officers and Others (N-CSR Item 10) The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates. The pro rata share of Trustee fees for the Portfolio is reflected on the Statement of Operations as Trustee fees.

(e) Expense Limitation Pursuant to the Expense Limitation Agreement, PIMCO has contractually agreed, through May 1, 2026, to waive a portion of the Portfolio’s Supervisory and Administrative Fee, or reimburse the Portfolio, to the extent that the Portfolio’s organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata share of Trustee fees exceed 0.0049% (the “Expense Limit”) (calculated as a percentage of the Portfolio’s average daily net assets attributable to each class). The Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term. The waiver, if any, is reflected on the Statement of Operations as a component of Waiver and/or Reimbursement by PIMCO. As of December 31, 2025, the amount waived and/or reimbursed was $920.

In any month in which the supervision and administration agreement is in effect, PIMCO is entitled to reimbursement by the Portfolio of any portion of the supervisory and administrative fee waived or reimbursed pursuant to the Expense Limitation Agreement (the “Reimbursement Amount”) within thirty-six months of the time of the waiver, provided that such amount paid to PIMCO will not: i) together with any organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata Trustee fees, exceed, for such month, the Expense Limit (or the amount of the expense limit in place at the time the amount being recouped was originally waived if lower than the Expense Limit); ii) exceed the total Reimbursement Amount; or iii) include any amounts previously reimbursed to PIMCO. As of December 31, 2025, there were no recoverable amounts.

10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator and Distributor are related parties. Fees paid to these parties are disclosed in Note 9, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Statement of Assets and Liabilities.

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment

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manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

12. PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover.” The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective(s), particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, which are borne by the Portfolio. Frequent and active trading of the Portfolio’s portfolio holdings may cause adverse tax consequences for shareholders due to an increase in short-term capital gains and may also adversely impact the Portfolio’s after-tax returns. The transaction costs associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended December 31, 2025 were as follows (amounts in thousands†):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales

$226,437	$223,594	$16,183	$19,268

†	A zero balance may reflect actual amounts rounding to less than one thousand.

13. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands†):

	Year Ended 12/31/2025		Year Ended 12/31/2024

	Shares	Amount	Shares	Amount

Receipts for shares sold

Institutional Class	33	$250	0	$0

Administrative Class	702	5,263	423	3,097

Advisor Class	1,469	11,261	3,285	24,928
Issued as reinvestment of distributions

Institutional Class	1	5	0	2

Administrative Class	41	302	40	291

Advisor Class	74	555	84	608
Cost of shares redeemed

Institutional Class	(1)	(10)	0	0

Administrative Class	(696)	(5,192)	(610)	(4,471)

Advisor Class	(2,019)	(15,066)	(3,120)	(22,433)

Net increase (decrease) resulting from Portfolio share transactions	(396)	$(2,632)	102	$2,022

†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of December 31, 2025, two persons owned of record or beneficially 10% or more of the Portfolio’s total outstanding shares, comprising 69% of the Portfolio.

14. REGULATORY AND LITIGATION MATTERS

The Portfolio is not named as a defendant in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened against it.

The foregoing speaks only as of the date of this report.

15. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

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Notes to Financial Statements	(Cont.)

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of December 31, 2025, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

In this reporting period, the Portfolio adopted FASB Accounting Standards Update 2023-09, Income Taxes (Topic 740) — Improvements to Income Tax Disclosures (ASU 2023-09), which enhances income tax disclosures, including disclosure income taxes paid disaggregated by jurisdiction. Adoption of the new standard impacted financial statement disclosures only and did not affect any Portfolio’s financial position or the results of its operations. For the annual period covered by this report, the portfolio did not pay any material federal, state or local income taxes or any material income taxes in foreign jurisdictions.

The Portfolio files U.S. federal, state and local tax returns as required. The Portfolio’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

As of December 31, 2025, the components of distributable taxable earnings are as follows (amounts in thousands†):

	Undistributed Ordinary Income(1)	Undistributed Long-Term Capital Gains	Net Tax Basis Unrealized Appreciation/ (Depreciation)(2)	Other Book-to-Tax Accounting Differences(3)	Accumulated Capital Losses(4)	Qualified Late-Year Loss Deferral - Capital(5)	Qualified Late-Year Loss Deferral - Ordinary(6)	Total Components of Distributable Earnings

PIMCO International Bond Portfolio (Unhedged)	$0	$0	$(598)	$0	$(861)	$0	$0	$(1,459)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	Includes undistributed short-term capital gains, if any.
(2)

Adjusted for open wash sale loss deferrals and the accelerated recognition of unrealized gain or loss on certain futures, options, and/or forward contracts for federal income tax purposes. Also adjusted for differences between book and tax realized and unrealized gain (loss) on hyperinflationary investments, short positions, swap contracts, and straddle loss deferrals.

(3)	Represents differences in income tax regulations and financial accounting principles generally accepted in the United States of America, mainly due to organizational expenditures.
(4)	Capital losses available to offset future net capital gains as shown below.
(5)	Capital losses realized during the period November 1, 2025 through December 31, 2025 which the Portfolio elected to defer to the following taxable year pursuant to income tax regulations.
(6)	Specified losses realized during the period November 1, 2025 through December 31, 2025 which the Portfolio elected to defer to the following taxable year pursuant to income tax regulations.

Under the Regulated Investment Company Modernization Act of 2010, a portfolio is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

As of December 31, 2025, the Portfolio had the following post-effective capital losses with no expiration (amounts in thousands†):

	Short-Term	Long-Term

PIMCO International Bond Portfolio (Unhedged)	$789	$72

†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of December 31, 2025, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands†):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(7)

PIMCO International Bond Portfolio (Unhedged)	$26,701	$937	$(1,554)	$(617)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(7)

Adjusted for open wash sale loss deferrals and the accelerated recognition of unrealized gain or loss on certain futures, options, and/or forward contracts for federal income tax purposes. Also adjusted for differences between book and tax realized and unrealized gain (loss) on hyperinflationary investments, short positions, swap contracts, and straddle loss deferrals.

44	PIMCO VARIABLE INSURANCE TRUST

December 31, 2025

For the fiscal years ended December 31, 2025 and December 31, 2024, respectively, the Portfolio made the following tax basis distributions (amounts in thousands†):

	December 31, 2025			December 31, 2024

	Ordinary Income Distributions(8)	Long-Term Capital Gain Distributions	Return of Capital(9)	Ordinary Income Distributions(8)	Long-Term Capital Gain Distributions	Return of Capital(9)

PIMCO International Bond Portfolio (Unhedged)	$0	$0	$863	$0	$0	$901

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(8)	Includes short-term capital gains distributed, if any.
(9)

A portion of the distributions made represents a tax return of capital. Return of capital distributions have been reclassified from undistributed net investment income to paid-in capital to more appropriately conform financial accounting to tax accounting.

16. Subsequent Events

The Board of Trustees of PIMCO Variable Insurance Trust (the “Trust”) has approved a plan of liquidation for the Portfolio pursuant to which the Portfolio will be liquidated on or about April 28, 2026 (“Liquidation Date”). The Liquidation Date may be changed without notice at the discretion of the Trust’s officers.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	45

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of PIMCO Variable Insurance Trust and Shareholders of PIMCO International Bond Portfolio (Unhedged)

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of PIMCO International Bond Portfolio (Unhedged) (one of the portfolios constituting PIMCO Variable Insurance Trust, hereafter referred to as the “Portfolio”) as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statement of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Kansas City, Missouri

February 19, 2026

We have served as the auditor of one or more investment companies in PIMCO Variable Insurance Trust since 1998.

46	PIMCO VARIABLE INSURANCE TRUST

Glossary:	(abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:

AZD	Australia and New Zealand Banking Group	DUB	Deutsche Bank AG	MYI	Morgan Stanley & Co. International PLC

BOA	Bank of America N.A.	FAR	Wells Fargo Bank National Association	NGF	Nomura Global Financial Products, Inc.

BPS	BNP Paribas S.A.	GLM	Goldman Sachs Bank USA	SCX	Standard Chartered Bank, London

BRC	Barclays Bank PLC	JPM	JP Morgan Chase Bank N.A.	SOG	Societe Generale Paris

BSH	Banco Santander S.A. – New York Branch	MBC	HSBC Bank Plc	SSB	State Street Bank and Trust Co.

CBK	Citibank N.A.	MYC	Morgan Stanley Capital Services LLC	UAG	UBS AG Stamford

Currency Abbreviations:

AUD	Australian Dollar	GBP	British Pound	NOK	Norwegian Krone

BRL	Brazilian Real	HKD	Hong Kong Dollar	NZD	New Zealand Dollar

CAD	Canadian Dollar	HUF	Hungarian Forint	PEN	Peruvian New Sol

CHF	Swiss Franc	IDR	Indonesian Rupiah	PLN	Polish Zloty

CLP	Chilean Peso	ILS	Israeli Shekel	RON	Romanian New Leu

CNH	Chinese Renminbi (Offshore)	INR	Indian Rupee	SEK	Swedish Krona

CNY	Chinese Renminbi (Mainland)	JPY	Japanese Yen	SGD	Singapore Dollar

COP	Colombian Peso	KRW	South Korean Won	THB	Thai Baht

CZK	Czech Koruna	KZT	Kazakhstani Tenge	TRY	Turkish New Lira

DKK	Danish Krone	MXN	Mexican Peso	TWD	Taiwanese Dollar

EGP	Egyptian Pound	MYR	Malaysian Ringgit	USD (or $)	United States Dollar

EUR	Euro	NGN	Nigerian Naira	ZAR	South African Rand

Exchange Abbreviations:

OTC	Over the Counter

Index/Spread Abbreviations:

Bobl	Bundesobligation, the German word for federal government bond	CNREPOFIX	China Fixing Repo Rates 7-Day	SIBCSORA	Singapore Overnight Rate Average

CAONREPO	Canadian Overnight Repo Rate Average	CPI	Consumer Price Index	SOFR	Secured Overnight Financing Rate

CDX.IG	Credit Derivatives Index – Investment Grade	MUTKCALM	Tokyo Overnight Average Rate	SONIO	Sterling Overnight Interbank Average Rate

Other Abbreviations:

BBR	Bank Bill Rate	KORIBOR	Korea Interbank Offered Rate	OIS	Overnight Index Swap

BBSW	Bank Bill Swap Reference Rate	MIBOR	Mumbai Interbank Offered Rate	STIBOR	Stockholm Interbank Offered Rate

BTP	Buoni del Tesoro Poliennali “Long-term Treasury Bond”	Oat	Obligations Assimilables du Trésor	TBA	To-Be-Announced

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	47

Distribution Information	(Unaudited)

For purposes of Section 19 of the Investment Company Act of 1940 (the “Act”), the portfolio estimated the periodic sources of any dividends paid during the period covered by this report in accordance with good accounting practice. Pursuant to Rule 19a-1(e) under the Act, the table below sets forth the actual source information for dividends paid during the six month period ended December 31, 2025 calculated as of each distribution period pursuant to Section 19 of the Act. The information below is not provided for U.S. federal income tax reporting purposes. The tax character of all dividends and distributions is reported on Form 1099-DIV (for shareholders who receive U.S. federal tax reporting) at the end of each calendar year. See the Financial Highlights section of this report for the tax characterization of distributions determined in accordance with federal income tax regulations for the fiscal year.

PIMCO International Bond Portfolio (Unhedged)
Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

July 2025	$0.0228	$0.0000	$0.0000	$0.0228

August 2025	$0.0236	$0.0000	$0.0000	$0.0236

September 2025	$0.0214	$0.0000	$0.0000	$0.0214

October 2025	$0.0188	$0.0000	$0.0065	$0.0253

November 2025	$0.0192	$0.0000	$0.0000	$0.0192

December 2025	$0.0240	$0.0000	$0.0000	$0.0240

Administrative Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

July 2025	$0.0219	$0.0000	$0.0000	$0.0219

August 2025	$0.0226	$0.0000	$0.0000	$0.0226

September 2025	$0.0205	$0.0000	$0.0000	$0.0205

October 2025	$0.0182	$0.0000	$0.0062	$0.0244

November 2025	$0.0183	$0.0000	$0.0000	$0.0183

December 2025	$0.0230	$0.0000	$0.0000	$0.0230

Advisor Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

July 2025	$0.0213	$0.0000	$0.0000	$0.0213

August 2025	$0.0219	$0.0000	$0.0000	$0.0219

September 2025	$0.0199	$0.0000	$0.0000	$0.0199

October 2025	$0.0177	$0.0000	$0.0061	$0.0238

November 2025	$0.0177	$0.0000	$0.0000	$0.0177

December 2025	$0.0223	$0.0000	$0.0000	$0.0223

*

The source of dividends provided in the table differs, in some respects, from information presented in this report prepared in accordance with generally accepted accounting principles, or U.S. GAAP. For example, net earnings from certain interest rate swap contracts are included as a source of net investment income for purposes of Section 19(a). Accordingly, the information in the table may differ from information in the accompanying financial statements that are presented on the basis of U.S. GAAP and may differ from tax information presented in the footnotes. Amounts shown may include accumulated, as well as fiscal period net income and net profits.

**	Occurs when a portfolio distributes an amount greater than its accumulated net income and net profits. Amounts are not reflective of a portfolio net income, yield, earnings or investment performance.

48	PIMCO VARIABLE INSURANCE TRUST

Federal Income Tax Information	(Unaudited)

As required by the Internal Revenue Code (“Code”) and Treasury Regulations, if applicable, shareholders must be notified within 60 days of the Portfolio’s fiscal year end regarding the status of qualified dividend income and the dividend received deduction.

Dividend Received Deduction. Corporate shareholders are generally entitled to take the dividend received deduction on the portion of a portfolio’s dividend distribution that qualifies under tax law. The percentage of the following Portfolio’s fiscal 2025 ordinary income dividend that qualifies for the corporate dividend received deduction is set forth below.

Qualified Dividend Income. Under the Jobs and Growth Tax Relief Reconciliation Act of 2003, the following percentage of ordinary dividends paid during the fiscal year ended December 31, 2025 was designated as “qualified dividend income’’ as defined in the Jobs and Growth Tax Relief Reconciliation Act of 2003 subject to reduced tax rates in 2025.

Qualified Interest Income and Qualified Short-Term Capital Gain (for non-U.S. resident shareholders only). Under the American Jobs Creation Act of 2004, the following amounts of ordinary dividends paid during the fiscal year ended December 31, 2025 are considered to be derived from “qualified interest income,” as defined in Section 871(k)(1)(E) of the Code, and therefore are designated as interest-related dividends, as defined in Section 871(k)(1)(C) of the Code. Further, the following amounts of ordinary dividends paid during the fiscal year ended December 31, 2025 are considered to be derived from “qualified short-term capital gain,” as defined in Section 871(k)(2)(D) of the Code, and therefore are designated as qualified short-term gain dividends, as defined by Section 871(k)(2)(C) of the Code.

Section 163(j) Interest Dividends. The Portfolio intends to pass through the maximum amount allowable as Section 163(j) Interest defined in Proposed Treasury Section 1.163(j)-1(b).

Section 199A Dividends. The Portfolio intends to pass through the maximum amount allowable as Section 199A Dividends defined in Proposed Treasury Section 199A-3(d).

	Dividend Received Deduction %	Qualified Dividend Income %	Qualified Interest Income (000s)†	Qualified Short-Term Capital Gains (000s)†

PIMCO International Bond Portfolio (Unhedged)	0.00%	0.00%	$0	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

Shareholders are advised to consult their own tax advisor with respect to the tax consequences of their investment in the Trust. In January 2026, you will be advised on IRS Form 1099-DIV as to the federal tax status of the dividends and distributions received by you in calendar year 2025.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	49

Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8)	(Unaudited)

Not applicable.

50	PIMCO VARIABLE INSURANCE TRUST

Proxy Disclosures for Open-End Management Investment Companies (N-CSR Item 9)	(Unaudited)

Not applicable.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	51

Approval of Investment Advisory Contract and Other Agreements (N-CSR Item 11)

At a meeting held on August 19-20, 2025, the Board of Trustees (the “Board”) of PIMCO Variable Insurance Trust (the “Trust”), including the Trustees who are not “interested persons” of the Trust under the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered and unanimously approved the renewal of the Amended and Restated Investment Advisory Contract (the “Investment Advisory Contract”) between the Trust, on behalf of the Trust’s series (each, a “Portfolio” and collectively, the “Portfolios”), and Pacific Investment Management Company LLC (“PIMCO”), for an additional one-year term through August 31, 2026.

The Board also considered and unanimously approved the renewal of the Amended and Restated Supervision and Administration Agreement (the “Supervision and Administration Agreement”) between the Trust, on behalf of the Portfolios, and PIMCO for an additional one-year term through August 31, 2026. In addition, the Board considered and unanimously approved the renewal of the Amended and Restated Asset Allocation Sub-Advisory Agreement (the “Asset Allocation Agreement” and, together with the Investment Advisory Contract and the Supervision and Administration Agreement, the “Agreements”) between PIMCO, on behalf of PIMCO All Asset Portfolio, a series of the Trust, and Research Affiliates, LLC (“Research Affiliates”) for an additional one-year term through August 31, 2026.

Further, the Board considered and unanimously approved the renewal of any investment management agreements between PIMCO and any wholly-owned subsidiaries (each, a “Subsidiary” and, collectively, the “Subsidiaries”) of certain of the Portfolios (collectively, the “Subsidiary Agreements”), each for the same additional one-year term through August 31, 2026.

The information, material factors and conclusions that formed the basis for the Board’s approvals are summarized below.

1. INFORMATION RECEIVED

(a) Materials Reviewed During the course of the past year, the Trustees received a wide variety of materials relating to the services provided by PIMCO and Research Affiliates to the Trust. At each of its quarterly meetings, the Board reviewed the Portfolios’ investment performance and information relating to Portfolio operations, including shareholder services, valuation and custody, the Portfolios’ compliance program and other information relating to the nature, extent and quality of services provided by PIMCO and Research Affiliates to the Trust and each of the Portfolios, as applicable. In considering whether to approve the renewal of the Agreements and the Subsidiary Agreements, the Board reviewed additional information, including, but not limited to: comparative industry data with regard to investment performance; advisory and supervisory and administrative fees and expenses; financial information for PIMCO, including, where relevant, financial information for Research Affiliates; information regarding the profitability to PIMCO of its relationship with the Portfolios; information about the personnel providing investment management services, other advisory services and supervisory and administrative services to the Portfolios; and information about the fees charged and services provided to other clients with similar investment mandates as the Portfolios, where applicable. In addition, the Board reviewed materials provided by counsel to the Trust and the Independent Trustees (“Counsel”), which included, among other things, a memorandum outlining legal duties of the Board in considering the renewal of the Agreements and the Subsidiary Agreements.

With respect to the Subsidiary Agreements, the Trustees considered that each Portfolio that has a Subsidiary may utilize its Subsidiary to execute its investment strategy and that PIMCO provides investment advisory and administrative services to the Subsidiaries pursuant to the Subsidiary Agreements in the same manner as it does for such Portfolios that have Subsidiaries under the Investment Advisory Contract and Supervision and Administration Agreement. The Trustees also considered that, with respect to each Subsidiary, PIMCO does not retain a separate advisory or other fee from the Subsidiary, and that PIMCO’s profitability with respect to each Portfolio that has a Subsidiary is not positively impacted as a result of the Subsidiary Agreements. The Trustees determined, therefore, that it was appropriate to consider the approval of the Subsidiary Agreements collectively with their consideration of the continuation of the Agreements.

(b) Review Process In connection with considering the renewal of the Agreements, the Board reviewed written materials prepared by PIMCO and, where applicable, Research Affiliates in response to requests from Counsel encompassing a wide variety of topics. The Board requested and received assistance and advice regarding, among other things, applicable legal standards from Counsel, and reviewed comparative fee and performance data prepared at the Board’s request by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company performance information and fee and expense data. The Board received presentations on matters related to the Agreements and met both as a full Board and in a separate session of the Independent Trustees, without management present, at the August 19-20, 2025 meeting. The Independent Trustees also met via video conference with Counsel on July 23, 2025, and conducted a video conference meeting on August 13, 2025 with management and Counsel to discuss the materials presented and other matters deemed relevant to their consideration of the renewal of the Agreements. In connection with its review of the Agreements, the Board received comparative information on the performance, the risk-adjusted performance and the fees and expenses of other peer group funds and share classes, where appropriate. The Independent Trustees also requested and received supplemental information, including

52	PIMCO VARIABLE INSURANCE TRUST

(Unaudited)

information regarding Broadridge peer classifications, the investment strategies and outflows for certain Portfolios, Portfolio performance and profitability.

The approval determinations were made on the basis of each Trustee’s business judgment after consideration and evaluation of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to approve the renewal of the Agreements, the Board did not identify any single factor or particular information that, in isolation, was controlling. The discussions below are intended to summarize the broad factors and information that figured prominently in the Board’s consideration of the renewal of the Agreements, but is not intended to summarize all of the factors considered by the Board.

2. NATURE, EXTENT AND QUALITY OF SERVICES

(a) PIMCO, Research Affiliates, their Personnel and Resources The Board considered the depth and quality of PIMCO’s investment management process, including, but not limited to: the experience, capability and integrity of its senior management and other personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address changes in the Portfolios’ asset levels. The Board also considered the various services, in addition to portfolio management that PIMCO provides to the Portfolios. The Board noted that PIMCO makes available to its investment professionals a variety of resources and systems relating to, for example, investment management, compliance, trading, performance and portfolio accounting. The Board also noted PIMCO’s commitment to enhancing and investing in its global infrastructure, technology capabilities, risk management processes and the specialized talent needed for the competitive investment management industry and to strengthen its ability to deliver advisory services under the Investment Advisory Contract. The Board considered PIMCO’s policies, procedures and systems reasonably designed to assure compliance with applicable laws and regulations, including recently adopted regulations impacting the Portfolios, and its commitment to further developing and strengthening these programs; its oversight of matters that may involve conflicts of interest between the Portfolios’ investments and those of other accounts managed by PIMCO; and its efforts to keep the Trustees informed about matters relevant to the Portfolios and their shareholders. The Board also considered PIMCO’s continuous investment in its disciplines and personnel, which has enhanced PIMCO’s services to the Portfolios and has allowed PIMCO to introduce innovative new portfolios over time and other investment options that have the potential to benefit shareholders. In addition, the Board considered the nature, extent and quality of services provided by PIMCO to the Subsidiaries of certain applicable Portfolios.

In addition, the Trustees considered new services and service enhancements that PIMCO has implemented, including, but not limited to investing in its cybersecurity program and business continuity functions, including the ongoing development of its own proprietary software and applications to support the Portfolios. Similarly, the Board considered the asset allocation services provided by Research Affiliates to the PIMCO All Asset Portfolio. The Board further considered PIMCO’s ongoing supervision and oversight of Research Affiliates in connection with Research Affiliates providing asset allocation services to the All Asset Portfolio. The Board also considered the depth and quality of Research Affiliates’ investment management and research capabilities, the experience and capabilities of their portfolio management personnel and the overall financial strength of the organization. Ultimately, the Board concluded that the nature, extent and quality of services provided or procured by PIMCO under the Agreements and the Subsidiary Agreements and provided by Research Affiliates under the Asset Allocation Agreement are likely to continue to benefit the Portfolios and their shareholders, as applicable.

(b) Other Services The Board also considered the nature, extent and quality of supervisory and administrative services provided by PIMCO to the Portfolios under the Supervision and Administration Agreement.

The Board considered the terms of the Supervision and Administration Agreement, under which the Trust pays for the supervisory and administrative services provided pursuant to that agreement under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO provides or procures certain supervisory and administrative services and bears the costs of various third party services required by the Portfolios, including, but not limited to, audit, custodial, portfolio accounting, ordinary legal, transfer agency, sub-accounting and printing costs. The Board also noted that the scope and complexity, as well as the costs, of the supervisory and administrative services provided by PIMCO under the Supervision and Administration Agreement is expected to continue to increase. The Board considered PIMCO’s provision of supervisory and administrative services and its supervision of the Trust’s third party service providers.

Ultimately, the Board concluded that the nature, extent and quality of the services provided or procured by PIMCO have benefited, and will likely continue to benefit, the Portfolios and their shareholders.

3. INVESTMENT PERFORMANCE

The Board reviewed information from PIMCO concerning the Portfolios’ performance, as available, over short- and long-term periods ended March 31, 2025 and other performance data, as available, over short- and long-term periods ended June 30, 2025 (the “PIMCO Report”) and from Broadridge concerning the Portfolios’ performance, as available, over short- and long-term periods ended March 31, 2025 (the “Broadridge Report”). The Board also noted that the Broadridge

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	53

Approval of Investment Advisory Contract and Other Agreements (N-CSR Item 11)	(Cont.)

Report incorporated peer classifications from Morningstar for the Portfolios for which it was believed that Morningstar provided a better comparison.

The Board considered information regarding both the short- and long-term relative and absolute investment performance of each Portfolio relative to its Portfolio peer group, where appropriate, and relevant to the specified index as provided to the Board (the “performance index”) in advance of each of its quarterly meetings throughout the year, including the PIMCO Report and Broadridge Report. The Trustees reviewed information indicating that classes of each Portfolio would have substantially similar performance to that of the Administrative Class of the relevant Portfolio on a relative basis because all of the classes are invested in the same portfolio of investments and that differences in performance among classes could principally be attributed to differences in the supervisory and administrative fees and distribution and/or servicing expenses of each class. The Board noted that, due to differences (such as specific investment strategies or fee structures) between certain of the Portfolios and their so-called peers in the Broadridge categories, performance comparisons may not be particularly relevant to the consideration of Portfolio performance, but found the comparative information supported its overall evaluation.

The Trustees noted that a majority of the Portfolios (based on the Administrative Class performance) have outperformed their respective performance indexes over the one-, three, five and ten-year periods ended March 31, 2025. The Board also noted the amounts of Portfolio assets (based on the Administrative Class performance) that outperformed their relative performance indexes on a net fee basis over the one-, three- and five year periods ended June 30, 2025. The Board considered that, according to the Broadridge Report, the Portfolios generally performed well versus competitors during the long-term, but that certain Portfolios had underperformed in comparison to their respective peer groups or performance indexes, or both, on a net-of-fees basis over certain short- and long-term periods. With respect to the Portfolios that underperformed to a certain degree over such periods, the Board discussed with PIMCO the reasons for the underperformance of such Portfolios. The Board also considered actions that have been taken by PIMCO to attempt to improve performance and took note of PIMCO’s plans to monitor performance going forward. Depending on the circumstances, the Independent Trustees may be satisfied with a Portfolio’s performance notwithstanding that it lags its performance index or peer group for certain periods.

The Board ultimately concluded, within the context of all of its considerations in connection with the Agreements and the Subsidiary Agreements, that PIMCO’s performance record and process in managing the Portfolios indicates that its continued management is likely to benefit the Portfolios and their shareholders and merits the approval of the renewal of the Agreements and the Subsidiary Agreements.

4. ADVISORY FEES, SUPERVISORY AND ADMINISTRATIVE FEES AND TOTAL EXPENSES

The Board considered that PIMCO seeks to price new funds and classes to scale at the outset. The Board noted that PIMCO generally seeks to price new funds and classes competitively against the median total expense ratio of the respective Broadridge peer group, if available, while acknowledging that a fee premium may be appropriate for innovative investment offerings. PIMCO reported to the Board that, in proposing fees for any Portfolio or class of shares, it considers a number of factors, including, but not limited to, the type and complexity of the services provided, the cost of providing services, the risk assumed by PIMCO in the development of products and the provision of services and the competitive marketplace for financial products. Fees charged to or proposed for different Portfolios for advisory services and supervisory and administrative services may vary in light of these various factors. The Board also considered that PIMCO reviews the Portfolios’ fee levels and carefully considers changes where appropriate due to competitive positioning considerations, observed long-term notable underperformance and significant misalignments with the level or quality of services being provided or a change in the overall strategic positioning of the Portfolios.

The Board reviewed the advisory fees, supervisory and administrative fees and total expense ratios (including total expense ratios net of fee waivers and expense limitation agreements, as applicable) of the Portfolios (excluding, as may be applicable, extraordinary expenses, interest expenses, acquired fund fees and expenses, and certain other items) (each as a percentage of average net assets) and compared such amounts with the average and median fee and expense levels of other similar funds. The Board also reviewed information relating to the sub-advisory fees paid to Research Affiliates with respect to applicable Portfolios, taking into account that PIMCO compensates Research Affiliates from the advisory fees paid by such Portfolios to PIMCO. With respect to advisory fees, the Board reviewed data from the Broadridge Report that compared the average and median advisory fees of other funds in a “Peer Group” of comparable funds, where appropriate, as well as the universe of other similar funds. The Board reviewed materials indicating that, a number of Portfolios have total expense ratios that fall below the average and median expense ratios in their Peer Group and Broadridge universe. In addition, the Board considered the expense limitation agreement in place for all of the Portfolios and fee waivers in place for certain of the Portfolios, and also noted the fee waivers in place with respect to the advisory fee and supervisory and administrative fee that might result from investments by applicable Portfolios in their respective Subsidiaries.

54	PIMCO VARIABLE INSURANCE TRUST

(Unaudited)

The Board also reviewed data comparing the Portfolios’ advisory and/or management fees to the fee rates PIMCO charged to registered funds (open-end, closed-end and interval), private funds, and non-U.S. registered funds, separate accounts, sub-advised clients and collective investment trusts with similar investment strategies. In cases where the fees for other clients were lower than those charged to the Portfolios, the Trustees noted that the differences in fees were attributable to various factors, including, but not limited to, differences in advisory and other services provided by PIMCO to the Portfolios, differences in the number or extent of the services provided by PIMCO to the Portfolios, the manner in which similar portfolios may be managed, different requirements with respect to liquidity and derivatives management and the implementation and compliance of other regulatory requirements, and the fact that separate accounts may have other contractual arrangements or arrangements across PIMCO strategies that justify different levels of fees. The Board considered that, with respect to collective investment trusts, PIMCO performs fewer or less extensive services because collective investment trusts are generally exempt from SEC regulation and typically involve lower compliance costs; investors in a collective investment trust may receive shareholder services from a trustee bank, rather than PIMCO; collective investment trusts have less regulatory disclosure; and the management structure of collective investment trusts differs from that of funds. The Trustees also considered that PIMCO faces increased entrepreneurial, legal and regulatory risk in sponsoring and managing mutual funds and ETFs as compared to separate accounts, external sub-advised funds or other investment products. In addition, the Trustees considered that PIMCO may charge certain private funds with similar investment mandates lower fees than the Portfolios because such private funds are not required to accept daily redemptions or price their assets on a daily basis, generally do not accept small investors with small account balances and operate under a less onerous and proscriptive regulatory regime.

Regarding advisory fees charged by PIMCO in its capacity as sub-adviser to third party/unaffiliated funds, the Trustees took into account that such fees may be lower than the fees charged by PIMCO to serve as adviser to the Portfolios. The Trustees also took into account that there are various reasons for any such differences in fees, including, but not limited to, the fact that PIMCO may be subject to varying levels of entrepreneurial, legal and regulatory risk and different servicing requirements when PIMCO does not serve as the sponsor of a fund and is not principally responsible for all aspects of a fund’s investment program and operations as compared to when PIMCO serves as investment adviser and sponsor.

The Board considered the Portfolios’ supervisory and administrative fees, comparing them to similar funds managed by other investment advisers in the Broadridge Report. The Board also considered that, as the Portfolios’ business has become increasingly complex and the number of Portfolios has grown over time, PIMCO is responsible for providing a broad array of fund supervision and administrative functions, including, but not limited to: compliance oversight and testing, legal services, risk management, technology, shareholder servicing, reporting, business management and executive leadership. In addition, the Board considered the Trust’s unified fee structure, under which the Trust pays for the supervisory and administrative services it requires for one set fee for each Portfolio. In return for this unified fee, PIMCO provides or procures supervisory and administrative services and bears the costs of various third party services required by the Portfolios, including audit, custodial, portfolio accounting, ordinary legal, transfer agency, sub-accounting and printing costs. The Board further considered that many other funds pay for comparable services separately, and thus it is difficult to directly compare the Trust’s unified supervisory and administrative fees with the fees paid by other funds for administrative services alone. The Board also considered that the unified supervisory and administrative fee leads to Portfolio fees that are fixed over the contract period, rather than variable. The Board noted that, although the unified fee structure does not have breakpoints, it inherently reflects certain economies of scale by fixing the absolute level of Portfolio fees at competitive levels over the contract period even if the Portfolios’ operating costs rise, such as when assets remain flat or decrease. Other factors the Board considered in assessing the unified fee include PIMCO’s approach of pricing Portfolios at scale at inception and reinvesting in other important areas of the business that support the Portfolios. The Board considered historical advisory and/or supervisory and administrative (as may be applicable) fee reductions implemented for different Portfolios and classes, noting that the unified fee can be increased or decreased in subsequent contractual periods with Board approval and is subject to the periodic reviews discussed above. The Board noted that, with few exceptions, PIMCO has generally maintained Portfolio fees at the same level as implemented when the unified fee was adopted, and has reduced fees for a number of Portfolios in prior years. The Board concluded that the Portfolios’ supervisory and administrative fees were reasonable in relation to the value of the services provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Supervision and Administration Agreement represent, in effect, a cap on overall Portfolio fees during the contractual period, which is beneficial to the Portfolios and their shareholders.

The Board considered the Portfolios’ total expense ratios and discussed with PIMCO certain Portfolios and/or classes of Portfolios that had above median total expense ratios. Upon comparing the Portfolios’ total expense ratios to other funds in the “Peer Groups” provided by the Broadridge Report, where appropriate, the Board found total expense ratios of each Portfolio to be reasonable.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	55

Approval of Investment Advisory Contract and Other Agreements (N-CSR Item 11)	(Cont.)

The Trustees also considered the advisory fees charged to the Portfolios that invest in other investment companies or operate as funds of funds (the “Funds of Funds”) and the advisory services provided in exchange for such fees. The Trustees determined that such services were in addition to the advisory services provided to the underlying funds in which the Funds of Funds may invest and, therefore, such services were not duplicative of the advisory services provided to the underlying funds. The Board also considered the various fee waiver agreements in place for the Funds of Funds. The Board noted that PIMCO is continuing waivers for these Funds of Funds, as well as for certain other Portfolios of the Trust.

Based on the information presented by PIMCO, Research Affiliates and Broadridge, members of the Board determined, in the exercise of their business judgment, that the level of the advisory fees and supervisory and administrative fees charged by PIMCO under the Agreements and the Subsidiary Agreements, the fees charged by Research Affiliates under the Asset Allocation Agreement, and the total expense ratios of each Portfolio, are reasonable.

5. ADVISER COSTS, LEVEL OF PROFITS AND ECONOMIES OF SCALE

The Board reviewed information regarding PIMCO’s costs of providing services to, as well as the resulting level of profits from, the Portfolios. To the extent applicable, the Board also reviewed information regarding the portion of a Portfolio’s advisory fee retained by PIMCO, following the payment of sub-advisory fees to Research Affiliates, with respect to the Portfolios. Additionally, the Board discussed PIMCO’s pre- and post-distribution profit margin ranges with respect to the Portfolios, as compared to the prior year. The Board also noted that it had received information regarding the structure and manner in which PIMCO’s investment professionals were compensated, and PIMCO’s view of the relationship of such compensation to the recruitment and retention of quality personnel. The Board considered PIMCO’s investment in global infrastructure, technology capabilities, risk management processes and qualified personnel to reinforce existing services, offer new services, and accommodate changing regulatory requirements.

The Board considered the existence of any economies of scale and noted that, to the extent that PIMCO achieves economies of scale in managing the Portfolios, PIMCO shares the benefits of such economies of scale, if any, with the Portfolios and their shareholders in a number of ways, including investing in portfolio and trade operations management, firm technology, middle and back office support, legal and compliance, and fund administration logistics; senior management supervision, governance and oversight of those services; and through fee reductions or waivers, the pricing of Portfolios to scale from inception and the enhancement of services provided to the Portfolios in return for fees paid. The Board considered that the Portfolios’ unified fee rates had been set competitively and/or priced to scale from inception, had been held steady during the contractual period at that scaled competitive rate for most Portfolios as assets grew, or as assets declined in the case of some Portfolios, and continued to be competitive compared with peers. The Board also considered that the unified fee is a transparent means of informing a Portfolio’s shareholders of the fees associated with the Portfolio, and that the Portfolio bears certain expenses that are not covered by the advisory fee or the unified fee. The Board further considered the challenges that arise when managing large funds, which can result in certain “diseconomies” of scale and noted that PIMCO has continued to reinvest in many areas of the business to support the Portfolios.

The Trustees considered that the unified fee has provided inherent economies of scale because a Portfolio maintains competitive fixed fees over the annual contract period even if the particular Portfolio’s assets decline and/or operating costs rise. The Trustees further considered that, in contrast, breakpoints may be a proxy for charging higher fees on lower asset levels and that when a fund’s assets decline, breakpoints may reverse, which causes expense ratios to increase. The Trustees also considered that, unlike the Portfolios’ unified fee structure, funds with “pass through” expense structures may experience increased expense ratios when fixed dollar fees are charged against declining fund assets. The Trustees also reviewed materials demonstrating the benefits of the unified fee to shareholders during market downturns and/or periods of high volatility. In addition, the Trustees considered that the unified fee protects shareholders from a rise in administrative and operating costs that may result from, among other things, PIMCO’s investments in various business enhancements and infrastructure, including those referenced above. The Trustees noted that PIMCO’s investments in these areas are extensive.

The Board concluded that the Portfolios’ cost structures were reasonable and that PIMCO is appropriately sharing economies of scale, if any, through the Portfolios’ unified fee structure, generally pricing Portfolios to scale at inception and reinvesting in its business to provide enhanced and expanded services to the Portfolios and their shareholders.

6. ANCILLARY BENEFITS

The Board considered other benefits realized by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust. Such benefits may include possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the Trust or third party service providers’ relationship-level fee concessions, which decrease fees paid by PIMCO. Such benefits also include ancillary benefits to PIMCO or its employees related to service or rate offers in financial firms’ other business lines, which can result in

56	PIMCO VARIABLE INSURANCE TRUST

(Unaudited)

PIMCO or its employees having access to more favorable products or rates. The Board also considered that affiliates of PIMCO provide distribution and/or shareholder services to the Portfolios and their shareholders, for which they may be compensated through distribution and servicing fees paid pursuant to the Portfolios’ Rule 12b-1 plans or otherwise. In addition, the Board considered that PIMCO may benefit indirectly from its use of the HUB technology platform, a joint venture between PIMCO, Man Group, S&P Global, Microsoft and State Street, and its recent strategic managed service arrangement with a third-party consultant. The Board noted that, while PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Portfolios, it has adopted a policy not to enter into contractual soft dollar arrangements.

7. CONCLUSIONS

Based on their review, including the comprehensive consideration and evaluation of each of the broad factors and information summarized above, the Independent Trustees and the Board as a whole concluded that the nature, extent and quality of the services rendered to the Portfolios by PIMCO and Research Affiliates supported the renewal of the Agreements and the Subsidiary Agreements. The Independent Trustees and the Board as a whole concluded that the Agreements and the Subsidiary Agreements continued to be fair and reasonable to the Portfolios and their shareholders, that the fees charged under the Investment Advisory Contract, Supervision and Administration Agreement and the Subsidiary Agreements and the fees charged by Research Affiliates under the Asset Allocation Agreement on behalf of the Portfolios were fair and reasonable in light of the services provided, and that the renewal of the Agreements and the Subsidiary Agreements was in the best interests of the Portfolios and their shareholders.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	57

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank & Trust Co.

2323 Grand Boulevard, 5th Floor

Kansas City, MO 64108

Transfer Agent

SS&C Global Investor & Distribution Solutions, Inc.

80 Lamberton Road

Windsor, CT 06095

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Variable Insurance Trust.

pimco.com/pvit

PVITINTLUNHFSTMAR_123125

PIMCO VARIABLE INSURANCE TRUST

Annual Financial and Other Information

December 31, 2025

PIMCO Long-Term U.S. Government Portfolio

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. (The variable product prospectus may be obtained by contacting your Investment Consultant.)

Important Information About the PIMCO Long-Term U.S. Government Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company that includes the PIMCO Long-Term U.S. Government Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well- diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed income securities and other instruments held by the Portfolio are likely to decrease in value. A wide variety of factors can cause interest rates or yields of U.S. Treasury securities (or yields of other types of bonds) to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Portfolio management will anticipate such movement accurately. The Portfolio may experience losses as a result of movements in interest rates.

Changing interest rates may have unpredictable effects on markets, which may detract from Portfolio performance. The interest rate environment has fluctuated in recent years, moving from historically low interest rates in 2020 and 2021 to high interest rates in 2022 and 2023 as a result of the U.S. Federal Reserve (the “Fed”) raising interest rates multiple times in efforts to combat inflation. Starting in late 2024 and again in 2025, the Fed lowered interest rates. It is uncertain whether rates will remain steady, increase or decrease in the future. As such, the Portfolio may face a heightened level of risk associated with changing interest rates and/or bond yields. This could be driven by a variety of factors, including but not limited to central bank monetary policies, changing inflation or real growth rates, general economic conditions, increasing bond issuances or reduced market demand for certain types of bonds or bonds generally. Further, while bond markets have steadily grown over the past three decades, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets”.

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than funds or securities with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets, or negatively impact the Portfolio’s performance or cause the Portfolio to incur losses. As a result, the Portfolio may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of the Portfolio.

The Portfolio may be subject to various risks as described in the Portfolio’s prospectus and in the Principal and Other Risks note in the Notes to Financial Statements.

Classifications of the Portfolio’s portfolio holdings in this report are made according to financial reporting standards. The classification of a particular portfolio holding as shown in the Schedule of Investments section of this report may differ from the classification used for the Portfolio’s compliance calculations, including those used in the Portfolio’s prospectus, investment objectives, regulatory and other investment limitations and policies, which may be based on different asset class, sector or geographical classifications. The Portfolio is separately monitored for compliance with respect to prospectus and regulatory requirements.

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

In February 2022, Russia launched an invasion of Ukraine. As a result, Russia and other countries, persons and entities that provided material aid to Russia’s aggression against Ukraine, have been the subject of economic sanctions and import and export controls imposed by countries throughout the world, including the United States. Such measures, including the United States’ enforcement of sanctions or other similar measures on various Russian entities and persons, and the Russian government’s response, have had and may continue to have an adverse effect on the Russian, Belarusian and other securities, instruments and economies, which may, in turn, negatively impact the Portfolio. The extent, duration and impact of Russia’s military action in Ukraine, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional, European and global economies and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors. Further, the Portfolio may have investments in securities and instruments that are economically tied to the region and may have been negatively impacted by the sanctions and counter-sanctions by Russia, including declines in value and reductions in liquidity. The sanctions may cause the Portfolio to sell portfolio holdings at a disadvantageous time or price or to continue to hold investments that the Portfolio may no longer seek to hold.

The United States’ enforcement of restrictions on U.S. investments in certain issuers and tariffs on goods from certain other countries has contributed to and may continue to contribute to international trade tensions and may impact portfolio securities. The U.S. government has indicated an intent to alter its approach to international trade policy,

2	PIMCO VARIABLE INSURANCE TRUST

including in some cases renegotiating, modifying or terminating certain bilateral or multi-lateral trade arrangements with foreign countries, and it has proposed to take and/or taken related actions, including the imposition of or stated potential imposition of a broad range of tariffs. The imposition of tariffs, trade restrictions, currency restrictions or similar actions (or retaliatory measures taken in response) could lead to, for example, price volatility, reduced market sentiment, and changes in inflation expectations. These and other geopolitical events may contribute to increased instability in the U.S. and global economies and markets, which may have an adverse effect on the performance of the Portfolio and its investments.

Increased volatility in the U.S. and global markets could be harmful to the Portfolio, issuers in which it invests and other market participants and Portfolio service providers. For example, if a bank at which the Portfolio or issuer has an account fails, any cash or other assets in bank or custody accounts, which may be substantial in size, could be temporarily inaccessible or permanently lost by the Portfolio or issuer. If a bank that provides a subscription line credit facility, asset-based facility, other credit facility and/or other services to an issuer or to a fund fails, the issuer or fund could be unable to draw funds under its credit facilities or obtain replacement credit facilities or other services from other lending institutions with similar terms.

Issuers in which the Portfolio may invest can be affected by volatility in the banking sector. Even if banks used by issuers in which the Portfolio invests remain solvent, volatility in the banking sector could contribute to, cause or intensify an economic recession, increase the costs of capital and banking services or result in the issuers being unable to obtain or refinance indebtedness at all or on as favorable terms as could otherwise have been obtained. Potential impacts to the Portfolio and issuers resulting from volatility in the banking sector and accompanying market conditions and potential legislative or regulatory responses are uncertain. Such conditions and responses, as well as a changing interest rate environment, can contribute to decreased market liquidity and erode the value of certain holdings. Market volatility and uncertainty and/or a downturn in market and economic and financial conditions, as a result of developments in the banking sector or otherwise (including as a result of delayed access to cash or credit facilities), could have an adverse impact on the Portfolio and issuers in which it invests.

The following table discloses the inception dates of the Portfolio and its respective share classes along with the Portfolio’s diversification status as of period end:

Portfolio Name	Portfolio Inception	Institutional Class	Administrative Class	Advisor Class	Diversification Status
PIMCO Long-Term U.S. Government Portfolio	04/30/99	04/10/00	04/30/99	09/30/09	Diversified

An investment in the Portfolio is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Portfolio. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither this Portfolio’s prospectus nor summary prospectus, the Trust’s Statement of Additional Information (“SAI”), any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or the Portfolio creates a contract between or among any shareholder of the Portfolio, on the one hand, and the Trust, the Portfolio, a service provider to the Trust or the Portfolio, and/or the Trustees or officers of the Trust, on the other hand. The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend the most recent prospectus or use a new prospectus, summary prospectus or SAI with respect to the Portfolio or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or the Portfolio is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to the Portfolio, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current prospectus or SAI.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	3

Important Information About the PIMCO Long-Term U.S. Government Portfolio	(Cont.)

twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Portfolio’s website at www.pimco.com/pvit, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Portfolio files portfolio holdings information with the SEC on Form N-PORT within 60 days of the end of each fiscal quarter. The Portfolio’s complete schedule of securities holdings as of the end of each fiscal quarter will be made available to the public on the SEC’s website at www.sec.gov and on PIMCO’s website at www.pimco.com/pvit, and will be made available, upon request, by calling PIMCO at (888) 87-PIMCO. In August 2024, the SEC adopted amendments to Form N-PORT requiring funds to file Form N-PORT reports on a monthly basis and within 30 days of month end, with each report being made public 60 days after month end. On April 16, 2025, the SEC extended the compliance date for Form N-PORT amendments and fund groups with $1 billion or more in net assets will be required to comply with the amendments for reports filed on or after November 17, 2027.

Paper copies of the Portfolio’s shareholder reports are required to be provided free of charge by the Portfolio, the insurance company or financial intermediary upon request.

In September 2023, the SEC adopted amendments to Rule 35d-1 under the Investment Company Act of 1940, as amended, the rule governing fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. Changes to a fund’s calculation methodology for derivatives instruments for purposes of Rule 35d-1 consistent with such amendments and applicable regulatory interpretations thereof will not constitute a change to a fund’s policy adopted pursuant to Rule 35d-1 and will not require notice or shareholder approval. The amendments became effective on December 11, 2023. On March 14, 2025, the SEC extended the compliance date from December 11, 2025 to June 11, 2026 for fund groups with $1 billion or more in net assets and modified the operation of the compliance dates to allow for compliance based on the timing of certain annual disclosure and reporting obligations that are tied to a fund’s fiscal year-end.

On May 21, 2025, a supplement was filed to provide notification of changes to the principal investment strategies of the PIMCO Long-Term U.S. Government Portfolio. As of May 21, 2025, the second paragraph in the Principal Investment Strategies section of the Portfolio’s Portfolio Summary in the Portfolio’s prospectuses was deleted and replaced with the following: The Portfolio’s investments in Fixed Income Instruments are limited to those of investment grade U.S. dollar-denominated securities of U.S. issuers that are rated at least A by Moody’s Ratings (“Moody’s”), or equivalently rated by Standard & Poor’s Ratings Services (“S&P”), or Fitch Ratings, Inc. (“Fitch”), or, if unrated, determined by PIMCO to be of comparable quality. In addition, the Portfolio may only invest up to 10% of its total assets in securities rated A by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality and may only invest up to 25% of its total assets in securities rated Aa by Moody’s, or equivalently rated by S&P or Fitch or, if unrated, determined by PIMCO to be of comparable quality. In the event that ratings services assign different ratings to the same security, PIMCO will use the highest rating as the credit rating for that security. For the avoidance of doubt, investments in securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises are not subject to these limits.

4	PIMCO VARIABLE INSURANCE TRUST

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ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	5

Financial Highlights	PIMCO Long-Term U.S. Government Portfolio

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gain	Total
Institutional Class

12/31/2025	$7.27	$0.24	$0.21	$0.45	$(0.25)	$0.00	$(0.25)

12/31/2024	7.95	0.21	(0.67)	(0.46)	(0.22)	0.00	(0.22)

12/31/2023	7.83	0.20	0.12	0.32	(0.20)	0.00	(0.20)

12/31/2022	11.24	0.22	(3.43)	(3.21)	(0.20)	0.00	(0.20)

12/31/2021	14.77	0.21	(1.01)	(0.80)	(0.21)	(2.52)	(2.73)
Administrative Class

12/31/2025	7.27	0.23	0.21	0.44	(0.24)	0.00	(0.24)

12/31/2024	7.95	0.20	(0.67)	(0.47)	(0.21)	0.00	(0.21)

12/31/2023	7.83	0.18	0.13	0.31	(0.19)	0.00	(0.19)

12/31/2022	11.24	0.18	(3.40)	(3.22)	(0.19)	0.00	(0.19)

12/31/2021	14.77	0.19	(1.01)	(0.82)	(0.19)	(2.52)	(2.71)
Advisor Class

12/31/2025	7.27	0.22	0.22	0.44	(0.24)	0.00	(0.24)

12/31/2024	7.95	0.19	(0.67)	(0.48)	(0.20)	0.00	(0.20)

12/31/2023	7.83	0.18	0.12	0.30	(0.18)	0.00	(0.18)

12/31/2022	11.24	0.17	(3.40)	(3.23)	(0.18)	0.00	(0.18)

12/31/2021	14.77	0.18	(1.01)	(0.83)	(0.18)	(2.52)	(2.70)

^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
(a)

Net asset value includes adjustments required by U.S. GAAP. These values, and other performance figures relying on them, such as average annual total return data included in the Portfolio’s prospectus and in any shareholder reports, may differ from net asset values and performance reported elsewhere with respect to the Portfolio.

(b)	Per share amounts based on average number of shares outstanding during the year or period.
(c)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(d)

Total return figures include adjustments required by U.S. GAAP. These values, and other performance figures relying on them, such as average annual total return data included in the Portfolio’s prospectus and in any shareholder reports, may differ from net asset values and performance reported elsewhere with respect to the Portfolio. Additionally, excludes applicable initial sales charges, contingent deferred sales charges and Variable Contract fees or expenses.

(e)

Expense ratio as presented is calculated based on average net assets for the period presented. Due to significant fluctuations in total net assets during the period, the expense ratio to average net assets differs from the total operating expense ratio in effect for each class. See Note 9, Fees and Expenses, in the Notes to Financial Statements for additional information on how the Portfolio’s expenses are calculated.

6	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)	Portfolio Turnover Rate

$7.47	6.31%	$65,733	2.325%		2.325%		0.475%		0.475%		3.22%	180%

7.27	(5.87)	60,746	2.425		2.425		0.475		0.475		2.79	187

7.95	4.14	59,172	1.855		1.855		0.475		0.475		2.52	170

7.83	(28.77)	50,100	1.125	(e)	1.125	(e)	0.475	(e)	0.475	(e)	2.47	151

11.24	(4.64)	14,634	0.505		0.505		0.475		0.475		1.70	69

7.47	6.15	344,090	2.475		2.475		0.625		0.625		3.07	180

7.27	(6.01)	315,349	2.575		2.575		0.625		0.625		2.64	187

7.95	3.99	365,838	2.005		2.005		0.625		0.625		2.34	170

7.83	(28.87)	350,822	1.135		1.135		0.625		0.625		2.01	151

11.24	(4.78)	478,236	0.655		0.655		0.625		0.625		1.57	69

7.47	6.04	51,263	2.575		2.575		0.725		0.725		2.97	180

7.27	(6.10)	46,560	2.675		2.675		0.725		0.725		2.54	187

7.95	3.88	44,172	2.105		2.105		0.725		0.725		2.25	170

7.83	(28.95)	38,630	1.235		1.235		0.725		0.725		1.92	151

11.24	(4.88)	47,344	0.755		0.755		0.725		0.725		1.47	69

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	7

Statement of Assets and Liabilities	PIMCO Long-Term U.S. Government Portfolio	December 31, 2025

(Amounts in thousands†, except per share amounts)

Assets:

Investments, at value
Investments in securities	$722,463
Investments in Affiliates	7,086
Financial Derivative Instruments
Exchange-traded or centrally cleared	423
Cash	457
Deposits with counterparty	5,288
Receivable for investments sold	485,320
Receivable for TBA investments sold	112,689
Receivable for Portfolio shares sold	48
Interest and/or dividends receivable	5,064
Dividends receivable from Affiliates	15
Total Assets	1,338,853

Liabilities:

Borrowings & Other Financing Transactions
Payable for sale-buyback transactions	$687,112
Payable for short sales	85
Financial Derivative Instruments
Exchange-traded or centrally cleared	106
Over the counter	10
Payable for investments in Affiliates purchased	16
Payable for TBA investments purchased	188,235
Deposits from counterparty	404
Payable for Portfolio shares redeemed	1,549
Accrued investment advisory fees	91
Accrued supervisory and administrative fees	102
Accrued distribution fees	11
Accrued servicing fees	46
Total Liabilities	877,767

Commitments and Contingent Liabilities^

Net Assets	$461,086

Net Assets Consist of:

Paid in capital	692,839
Distributable earnings (accumulated loss)	(231,753)

Net Assets	$461,086

Net Assets:

Institutional Class	$65,733
Administrative Class	344,090
Advisor Class	51,263

Shares Issued and Outstanding:

Institutional Class	8,797
Administrative Class	46,047
Advisor Class	6,860

Net Asset Value Per Share Outstanding(a):

Institutional Class	$7.47
Administrative Class	7.47
Advisor Class	7.47

Cost of investments in securities	$839,342
Cost of investments in Affiliates	$7,085
Proceeds received on short sales	$85
Cost or premiums of financial derivative instruments, net	$(64)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
^	See Note 9, Fees and Expenses, in the Notes to Financial Statements for more information.
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Portfolio.

8	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Statement of Operations	PIMCO Long-Term U.S. Government Portfolio

Year Ended December 31, 2025
(Amounts in thousands†)

Investment Income:

Interest	$24,419
Dividends from Investments in Affiliates	224
Total Income	24,643

Expenses:

Investment advisory fees	999
Supervisory and administrative fees	1,110
Distribution and/or servicing fees - Administrative Class	496
Distribution and/or servicing fees - Advisor Class	123
Trustee fees	21
Interest expense	8,203
Miscellaneous expense	5
Total Expenses	10,957
Waiver and/or Reimbursement by PIMCO	(4)
Net Expenses	10,953

Net Investment Income (Loss)	13,690

Net Realized Gain (Loss):

Investments in securities	(905)
Investments in Affiliates	(59)
Exchange-traded or centrally cleared financial derivative instruments	(387)
Over the counter financial derivative instruments	402

Net Realized Gain (Loss)	(949)

Net Change in Unrealized Appreciation (Depreciation):

Investments in securities	16,447
Investments in Affiliates	1
Exchange-traded or centrally cleared financial derivative instruments	(2,332)
Over the counter financial derivative instruments	55

Net Change in Unrealized Appreciation (Depreciation)	14,171

Net Increase (Decrease) in Net Assets Resulting from Operations	$26,912

†	A zero balance may reflect actual amounts rounding to less than one thousand.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	9

Statements of Changes in Net Assets	PIMCO Long-Term U.S. Government Portfolio

(Amounts in thousands†)	Year Ended December 31, 2025	Year Ended December 31, 2024

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$13,690	$11,879
Net realized gain (loss)	(949)	(23,606)
Net change in unrealized appreciation (depreciation)	14,171	(15,703)

Net Increase (Decrease) in Net Assets Resulting from Operations	26,912	(27,430)

Distributions to Shareholders:

From net investment income and/or net realized capital gains
Institutional Class	(2,190)	(1,707)
Administrative Class	(10,831)	(9,393)
Advisor Class	(1,568)	(1,175)

Total Distributions(a)	(14,589)	(12,275)

Portfolio Share Transactions:

Net increase (decrease) resulting from Portfolio share transactions*	26,108	(6,822)

Total Increase (Decrease) in Net Assets	38,431	(46,527)

Net Assets:

Beginning of year	422,655	469,182
End of year	$461,086	$422,655

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

10	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Statement Of Cash Flows	PIMCO Long-Term U.S. Government Portfolio

(Amounts in thousands†)	Year Ended December 31, 2025

Cash Flows Provided by (Used for) Operating Activities:

Net increase (decrease) in net assets resulting from operations	$26,912

Adjustments to Reconcile Net Increase (Decrease) in Net Assets from Operations to Net Cash Provided by (Used for) Operating Activities:

Purchases of long-term securities	(1,305,129)
Proceeds from sales of long-term securities	1,213,611
(Purchases) Proceeds from sales of short-term portfolio investments, net	150,361
(Increase) decrease in deposits with counterparty	(1,093)
(Increase) decrease in receivable for investments sold	(83,131)
(Increase) decrease in interest and/or dividends receivable	(835)
(Increase) decrease in dividends receivable from Affiliates	(10)
Proceeds from (Payments on) exchange-traded or centrally cleared financial derivative instruments	(2,852)
Proceeds from (Payments on) over the counter financial derivative instruments	412
Increase (decrease) in payable for investments purchased	(87,167)
Increase (decrease) in deposits from counterparty	404
Increase (decrease) in accrued investment advisory fees	8
Increase (decrease) in accrued supervisory and administrative fees	10
Increase (decrease) in accrued distribution fees	1
Increase (decrease) in accrued servicing fees	5
Proceeds from short sales transactions	104,068
Payments on short sales transactions	(104,065)
Net Realized (Gain) Loss
Investments in securities	905
Investments in Affiliates	59
Exchange-traded or centrally cleared financial derivative instruments	387
Over the counter financial derivative instruments	(402)
Net Change in Unrealized (Appreciation) Depreciation
Investments in securities	(16,447)
Investments in Affiliates	(1)
Exchange-traded or centrally cleared financial derivative instruments	2,332
Over the counter financial derivative instruments	(55)
Net amortization (accretion) on investments	(2,225)

Net Cash Provided by (Used for) Operating Activities	(103,937)

Cash Flows Received from (Used for) Financing Activities:

Proceeds from shares sold	70,161
Payments on shares redeemed	(57,645)
Cash distributions paid*	(14)
Proceeds from sale-buyback transactions	3,771,645
Payments on sale-buyback transactions	(3,680,239)

Net Cash Received from (Used for) Financing Activities	103,908

Net Increase (Decrease) in Cash and Foreign Currency	(29)

Cash and Foreign Currency:

Beginning of year	486
End of year	$457

* Reinvestment of distributions	$14,575

Supplemental Disclosure of Cash Flow Information:

Interest expense paid during the year	$7,967

†	A zero balance may reflect actual amounts rounding to less than one thousand.

A Statement of Cash Flows is presented when the Portfolio has a significant amount of borrowing during the year, based on the average total borrowing outstanding in relation to total assets or when substantially all of the Portfolio’s investments are not classified as Level 1 or 2 in the fair value hierarchy.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	11

Schedule of Investments	PIMCO Long-Term U.S. Government Portfolio

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 156.7%

CORPORATE BONDS & NOTES 1.1%

INDUSTRIALS 1.1%

Beignet Investor LLC
6.581% due 05/30/2049	$4,580	$	4,843

Vessel Management Services, Inc.
3.432% due 08/15/2036	348		312

Total Corporate Bonds & Notes (Cost $4,928)			5,155

U.S. GOVERNMENT AGENCIES 19.7%

Federal Home Loan Mortgage Corp.
6.500% due 04/01/2055	87		90
7.000% due 12/01/2031	1		1

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.903% due 07/25/2054 ~	1,271		1,238

Federal Home Loan Mortgage Corp. REMICS
0.962% due 12/15/2042 •	248		219
3.000% due 04/15/2053	1,244		971
3.500% due 01/15/2048	661		615
4.000% due 06/15/2032 - 09/15/2044	3,939		3,806
4.288% due 10/15/2043 •	671		657
4.498% due 01/15/2033 •	1		1
5.500% due 02/15/2034	69		71

Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
3.893% due 03/25/2036 ~	131		127
4.621% due 01/25/2036 ~	106		104
5.229% due 10/25/2044 •	208		192

Federal National Mortgage Association
2.500% due 11/01/2046	100		87
3.580% due 08/01/2030	1,700		1,653
3.600% due 02/01/2040	1,129		1,066
4.000% due 08/01/2048	4		4
6.583% due 01/01/2033 •	2		2

Federal National Mortgage Association REMICS
3.000% due 09/25/2046	2,264		1,736
4.109% due 07/25/2037 •	2		2
4.250% due 05/25/2037	110		101
5.000% due 04/25/2032 - 08/25/2033	93		95
5.500% due 12/25/2035	28		29
6.500% due 07/25/2031	9		10

Government National Mortgage Association REMICS
3.500% due 01/20/2044	643		606
6.000% due 08/20/2033	198		198

Government National Mortgage Association, TBA
4.000% due 02/01/2056	7,300		6,895
4.500% due 02/01/2056	1,700		1,655

Resolution Funding Corp. Interest STRIPS
0.000% due 10/15/2028 (a)	600		543

Tennessee Valley Authority Principal STRIPS
0.000% due 05/01/2030 (b)	800		678

U.S. Small Business Administration
5.290% due 12/01/2027	8		8

Uniform Mortgage-Backed Security, TBA
4.000% due 02/01/2056	3,200		3,034
4.500% due 02/01/2056	14,500		14,144
5.000% due 02/01/2056	10,100		10,063
6.000% due 02/01/2056	35,100		36,023
6.500% due 02/01/2056	4,000		4,158

Total U.S. Government Agencies (Cost $91,948)			90,882

U.S. TREASURY OBLIGATIONS 131.7%

U.S. Treasury Bonds
1.125% due 05/15/2040 (d)	12,820		8,139
1.125% due 08/15/2040 (d)	94,680		59,508
1.375% due 11/15/2040 (d)	21,220		13,782
1.750% due 08/15/2041 (d)	3,300		2,228

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
1.875% due 02/15/2051 (d)	$2,650	$	1,482
2.000% due 11/15/2041 (d)	7,900		5,516
2.000% due 02/15/2050 (d)	36,908		21,646
2.250% due 05/15/2041 (d)	14,200		10,449
2.250% due 08/15/2049 (d)	4,000		2,510
2.250% due 02/15/2052	400		243
2.375% due 02/15/2042 (d)	6,500		4,787
2.500% due 02/15/2045	450		319
2.500% due 02/15/2046 (d)	3,680		2,564
2.750% due 11/15/2042 (d)	5,600		4,305
2.875% due 05/15/2049 (f)	1,550		1,113
2.875% due 05/15/2052	400		280
3.000% due 11/15/2044	540		418
3.000% due 05/15/2045	470		362
3.000% due 11/15/2045 (d)	10,100		7,721
3.000% due 08/15/2048 (d)	23,180		17,169
3.000% due 02/15/2049 (d)	65,070		47,951
3.000% due 08/15/2052 (d)	13,900		9,960
3.125% due 11/15/2041 (d)	25,610		21,187
3.125% due 08/15/2044	440		348
3.125% due 05/15/2048 (d)	7,330		5,569
3.250% due 05/15/2042	1,000		834
3.375% due 08/15/2042 (d)	11,300		9,555
3.375% due 11/15/2048 (d)	47,900		37,912
3.625% due 08/15/2043 (d)	2,400		2,072
3.625% due 05/15/2053 (d)	21,300		17,238
3.875% due 05/15/2043 (d)	15,600		13,999
4.000% due 11/15/2042 (d)	17,400		15,954
4.000% due 11/15/2052 (d)	73,040		63,372
4.125% due 08/15/2044 (d)	8,000		7,345
4.375% due 05/15/2041 (d)	9,920		9,669
4.375% due 08/15/2043 (d)	8,800		8,408
4.500% due 11/15/2054 (d)	3,000		2,830
4.625% due 05/15/2044 (d)	7,500		7,366
4.625% due 11/15/2044 (d)	10,100		9,900
4.625% due 11/15/2045 (d)	2,600		2,541
4.625% due 05/15/2054 (d)	1,500		1,445
4.625% due 02/15/2055 (d)	14,400		13,875
4.750% due 02/15/2041 (d)	2,690		2,739
4.750% due 11/15/2043 (d)	22,710		22,720
4.750% due 02/15/2045 (d)	4,300		4,279
4.875% due 08/15/2045 (d)	3,460		3,495

U.S. Treasury Inflation Protected Securities (c)
0.625% due 07/15/2032 (d)	7,508		7,047
1.125% due 01/15/2033 (d)	8,504		8,163
1.750% due 01/15/2034 (d)(f)	11,016		10,958
1.875% due 07/15/2034 (d)	623		625
2.125% due 01/15/2035 (d)	1,032		1,050

U.S. Treasury Notes
1.500% due 11/30/2028 (d)(f)	5,800		5,475
2.375% due 03/31/2029 (d)	7,300		7,035
2.875% due 08/15/2028	100		98
3.250% due 06/30/2029 (d)	6,300		6,229
3.625% due 03/31/2030	200		200
3.750% due 05/31/2030	200		200
3.750% due 06/30/2030	400		401
3.875% due 09/30/2029 (d)	15,900		16,039
4.125% due 10/31/2029	100		102
4.125% due 08/31/2030	400		407
4.250% due 08/15/2035 (d)	2,900		2,921
4.625% due 09/30/2028	200		206
4.625% due 09/30/2030	300		312
4.875% due 10/31/2030	300		315

U.S. Treasury STRIPS
0.000% due 02/15/2033 (a)(d)	1,700		1,271
0.000% due 05/15/2034 (a)	500		352
0.000% due 08/15/2034 (a)	1,270		882
0.000% due 08/15/2035 (a)(d)	25,270		16,687
0.000% due 08/15/2036 (a)(b)(d)	18,000		11,275
0.000% due 11/15/2036 (a)(d)	2,700		1,668
0.000% due 05/15/2041 (a)	10		5
0.000% due 08/15/2041 (a)	20		9
0.000% due 11/15/2041 (a)	260		120
0.000% due 05/15/2042 (a)	320		143
0.000% due 08/15/2042 (a)	80		35
0.000% due 11/15/2042 (a)	20		9

Total U.S. Treasury Obligations (Cost $722,857)			607,343

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
NON-AGENCY MORTGAGE-BACKED SECURITIES 3.6%

Ashford Hospitality Trust
4.823% due 04/15/2035 •	$63	$	63

Atrium Hotel Portfolio Trust
4.978% due 12/15/2036 •	353		348

Bank
4.046% due 03/15/2061 ~	500		499

BBCMS Mortgage Trust
5.015% due 09/15/2058	900		921

Bear Stearns ARM Trust
6.373% due 04/25/2033 ~	4		4

Benchmark Mortgage Trust
4.016% due 03/15/2052	2,300		2,266
5.926% due 03/15/2057	800		836

CHL Mortgage Pass-Through Trust
4.486% due 03/25/2035 •	24		22

COMM Mortgage Trust
3.140% due 10/10/2036	1,700		1,625

Countrywide Alternative Loan Trust
4.266% due 05/25/2035 •	11		11

Credit Suisse First Boston Mortgage Securities Corp.
5.917% due 11/25/2032 ~	1		1

CSMC Trust
5.265% due 07/15/2038 •	865		775

DBWF Mortgage Trust
3.791% due 12/10/2036	2,100		2,077

HarborView Mortgage Loan Trust
4.286% due 05/19/2035 •	11		10

Hilton USA Trust
3.719% due 11/05/2038	2,100		2,086

Impac CMB Trust
5.243% due 09/25/2034 þ	53		62

JP Morgan Chase Commercial Mortgage Securities Trust
5.248% due 12/15/2031 •	221		220

JP Morgan Mortgage Trust
4.746% due 12/25/2049 •	12		11
6.033% due 07/25/2035 ~	11		11

Natixis Commercial Mortgage Securities Trust
3.885% due 08/15/2038	500		487

New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~	54		53
2.750% due 11/25/2059 ~	234		227

RALI Trust
6.000% due 06/25/2036	14		12

Sequoia Mortgage Trust
4.548% due 07/20/2033 •	8		8

SFO Commercial Mortgage Trust
5.014% due 05/15/2038 •	1,000		999

Structured Adjustable Rate Mortgage Loan Trust
4.286% due 05/25/2037 •	27		25

Structured Asset Mortgage Investments Trust
4.506% due 09/19/2032 •	3		3
4.686% due 10/19/2033 •	7		6

Towd Point Mortgage Trust
3.100% due 01/25/2060 ~	600		553

VNDO Trust
3.805% due 01/10/2035	1,900		1,887

WaMu Mortgage Pass-Through Certificates Trust
5.029% due 08/25/2046 •	46		43
5.529% due 10/25/2046 •	17		16

Washington Mutual MSC Mortgage Pass-Through Certificates Trust
5.319% due 05/25/2033 ~	4		4

Worldwide Plaza Trust
3.526% due 11/10/2036	300		241

Total Non-Agency Mortgage-Backed Securities (Cost $16,922)			16,412

ASSET-BACKED SECURITIES 0.6%

AUTOMOBILE SEQUENTIAL 0.2%

Hertz Vehicle Financing LLC
2.330% due 06/26/2028	700		684

12	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

December 31, 2025

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
HOME EQUITY OTHER 0.1%

Bear Stearns Asset-Backed Securities Trust
4.846% due 11/25/2042 •	$8	$	8

MASTR Asset-Backed Securities Trust
4.671% due 10/25/2034 •	295		289

Merrill Lynch Mortgage Investors Trust
4.776% due 07/25/2035 •	272		273

Renaissance Home Equity Loan Trust
3.383% due 08/25/2033 •	2		2

			572

OTHER ABS 0.3%

Dell Equipment Finance Trust
4.680% due 07/22/2027	1,300		1,305

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)

ECMC Group Student Loan Trust
4.739% due 02/27/2068 •	$111	$	110

			1,415

Total Asset-Backed Securities (Cost $2,687)			2,671

Total Investments in Securities (Cost $839,342)			722,463

	SHARES		MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 1.5%

SHORT-TERM INSTRUMENTS 1.5%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.5%

PIMCO Short-Term Floating NAV Portfolio III	727,426	$	7,086

Total Short-Term Instruments (Cost $7,085)			7,086

Total Investments in Affiliates (Cost $7,085)			7,086

Total Investments 158.2% (Cost $846,427)		$	729,549

Financial Derivative Instruments (e)(g) 0.1% (Cost or Premiums, net $(64))			307

Other Assets and Liabilities, net (58.3)%			(268,770)

Net Assets 100.0%		$	461,086

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only (“IO”) or IO Strip.
(b)	Zero coupon security.
(c)	Principal amount of security is adjusted for inflation.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate(1)	Borrowing Date	Maturity Date	Amount Borrowed(1)	Payable for Sale-Buyback Transactions(2)
BCY	3.180%	12/22/2025	01/05/2026	$(2,560)	$(2,563)
	3.800	01/05/2026	01/06/2026	(404,014)	(404,014)
	3.870	01/06/2026	01/07/2026	(81,306)	(81,306)
	3.890	12/16/2025	01/20/2026	(65,268)	(65,388)
GSC	3.950	12/17/2025	01/07/2026	(630)	(631)
UBS	3.890	12/12/2025	01/12/2026	(1,743)	(1,747)
	3.890	12/17/2025	01/21/2026	(72,229)	(72,354)
	3.890	12/19/2025	01/26/2026	(38,689)	(38,748)
	3.940	12/11/2025	01/08/2026	(20,313)	(20,361)

Total Sale-Buyback Transactions					$(687,112)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies 0.0%
Uniform Mortgage-Backed Security, TBA	2.500%	01/01/2056	$100	$(85)	$(85)

Total Short Sales 0.0%				$(85)	$(85)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	13

Schedule of Investments	PIMCO Long-Term U.S. Government Portfolio	(Cont.)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of December 31, 2025:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions(2)	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(3)
Master Securities Forward Transaction Agreement
BCY	$0	$0	$(553,271)	$(553,271)	$546,016	$(7,255)
GSC	0	0	(631)	(631)	625	(6)
UBS	0	0	(133,210)	(133,210)	131,162	(2,048)

Total Borrowings and Other Financing Transactions	$0	$0	$(687,112)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Sale-Buyback Transactions
U.S. Treasury Obligations	$0	$(687,112)	$0	$0	$(687,112)

Total Borrowings	$0	$(687,112)	$0	$0	$(687,112)

Payable for sale-buyback financing transactions					$(687,112)

(d)	Securities with an aggregate market value of $678,207 have been pledged as collateral under the terms of the above master agreements as of December 31, 2025.

(1)

The average amount of borrowings outstanding during the period ended December 31, 2025 was $(180,670) at a weighted average interest rate of 4.356%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)	Payable for sale-buyback transactions includes $(443) of deferred price drop.
(3)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(e) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

WRITTEN OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOE U.S. Treasury 10-Year Note February Futures	$111.500	01/23/2026	41	$41	$(6)	$(6)
Put - CBOE U.S. Treasury 10-Year Note February Futures	112.000	01/23/2026	12	12	(2)	(4)
Call - CBOE U.S. Treasury 10-Year Note February Futures	113.500	01/23/2026	53	53	(10)	(4)

Total Written Options					$(18)	$(14)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
3-Month SOFR Active Contract June Futures	09/2027	164	$39,711	$(32)	$0	$(10)
3-Month SOFR Active Contract March Futures	06/2027	164	39,723	(23)	0	(10)
3-Month SOFR Active Contract September Futures	12/2027	164	39,690	(34)	0	(13)
U.S. Treasury 5-Year Note March Futures	03/2026	502	54,871	2	0	(59)

				$(87)	$0	$(92)

14	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

December 31, 2025

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury 2-Year Note March Futures	03/2026	150	$(31,318)	$(29)	$10	$0
U.S. Treasury 10-Year Note March Futures	03/2026	38	(4,273)	7	8	0
U.S. Treasury Long-Term Bond March Futures	03/2026	173	(19,998)	137	38	0
U.S. Treasury Ultra Long-Term Bond March Futures	03/2026	48	(5,664)	104	18	0
U.S. Ultra Treasury 10-Year Note March Futures	03/2026	995	(114,441)	512	187	0

				$731	$261	$0

Total Futures Contracts				$644	$261	$(92)

SWAP AGREEMENTS:

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
									Asset	Liability
Receive	1-Day USD-SOFR Compounded-OIS	3.638%	Annual	05/31/2028	$1,000	$0	$(4)	$(4)	$1	$0
Receive	1-Day USD-SOFR Compounded-OIS	3.655	Annual	05/31/2028	2,100	0	(9)	(9)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.662	Annual	05/31/2028	9,800	0	(43)	(43)	7	0
Receive	1-Day USD-SOFR Compounded-OIS	3.691	Annual	05/31/2028	9,800	0	(51)	(51)	7	0
Receive	1-Day USD-SOFR Compounded-OIS	3.694	Annual	05/31/2028	9,800	0	(52)	(52)	7	0
Receive	1-Day USD-SOFR Compounded-OIS	3.807	Annual	05/31/2028	800	0	(7)	(7)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029	6,000	(118)	39	(79)	8	0
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	03/04/2030	600	(1)	(7)	(8)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.821	Annual	10/31/2030	5,300	0	(86)	(86)	8	0
Receive	1-Day USD-SOFR Compounded-OIS	3.834	Annual	10/31/2030	3,760	0	(64)	(64)	6	0
Receive	1-Day USD-SOFR Compounded-OIS	3.800	Annual	02/28/2031	3,700	22	(63)	(41)	6	0
Receive	1-Day USD-SOFR Compounded-OIS	3.328	Annual	04/30/2031	800	0	11	11	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.431	Annual	04/30/2031	1,200	0	10	10	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2031	4,500	(40)	(6)	(46)	8	0
Receive	1-Day USD-SOFR Compounded-OIS	3.300	Annual	06/30/2031	2,400	0	35	35	4	0
Receive	1-Day USD-SOFR Compounded-OIS	1.441	Semi-Annual	07/21/2031	5,100	(53)	663	610	9	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	05/15/2032	6,462	(6)	(58)	(64)	12	0
Receive	1-Day USD-SOFR Compounded-OIS	3.610	Annual	12/12/2032	1,100	(5)	4	(1)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	4.030	Annual	12/15/2033	100	0	(3)	(3)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	12/26/2033	400	(2)	(3)	(5)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.854	Annual	12/29/2033	400	(2)	(3)	(5)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	01/02/2034	600	(3)	3	0	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.810	Annual	01/02/2034	600	(3)	0	(3)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.648	Annual	01/08/2034	500	(2)	6	4	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.600	Annual	01/17/2034	400	(2)	7	5	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.850	Annual	08/05/2034	500	(2)	(3)	(5)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.679	Annual	08/13/2034	600	(2)	4	2	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.532	Annual	08/20/2034	500	(2)	10	8	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.555	Annual	08/28/2034	500	(2)	9	7	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.605	Annual	08/28/2034	100	0	1	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.611	Annual	08/28/2034	200	(1)	3	2	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.643	Annual	08/28/2034	400	(1)	4	3	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.470	Annual	09/04/2034	400	(2)	10	8	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.232	Annual	09/10/2034	700	(3)	30	27	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.278	Annual	09/16/2034	600	(3)	24	21	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.890	Annual	03/03/2035	350	(1)	(2)	(3)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.908	Annual	03/04/2035	500	(2)	(3)	(5)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.874	Annual	03/05/2035	500	(2)	(1)	(3)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.884	Annual	03/25/2035	700	(2)	(3)	(5)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.368	Annual	11/15/2049	300	0	38	38	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.464	Annual	11/15/2049	500	0	56	56	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.527	Annual	11/15/2049	100	0	10	10	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	10/23/2053	4,500	(78)	1,912	1,834	11	0
Receive	1-Day USD-SOFR Compounded-OIS	2.330	Semi-Annual	10/25/2053	4,010	244	1,185	1,429	11	0
Receive	1-Day USD-SOFR Compounded-OIS	3.300	Annual	11/15/2053	500	(3)	77	74	2	0
Receive(1)	1-Day USD-SOFR Compounded-OIS	3.975	Annual	11/15/2053	300	6	4	10	1	0
Receive(1)	1-Day USD-SOFR Compounded-OIS	4.085	Annual	11/15/2053	887	2	13	15	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.956	Annual	11/15/2054	1,000	0	36	36	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/18/2054	2,700	65	241	306	9	0
Receive	1-Day USD-SOFR Compounded-OIS	3.846	Annual	02/15/2055	600	0	35	35	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.872	Annual	02/15/2055	1,800	0	96	96	6	0

Total Swap Agreements						$(4)	$4,105	$4,101	$162	$0

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	15

Schedule of Investments	PIMCO Long-Term U.S. Government Portfolio	(Cont.)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of December 31, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value		Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options		Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$261	$162	$423		$(14)	$(92)	$0	$(106)

(f)

Securities with an aggregate market value of $1,987 and cash of $5,288 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2025. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

(g)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

WRITTEN OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BPS	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.551%	01/05/2026	400	$ (1)	$0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.831	01/05/2026	400	(1)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.622	01/29/2026	700	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.882	01/29/2026	700	(1)	(2)

FAR	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.580	01/05/2026	1,000	(2)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.860	01/05/2026	1,000	(2)	0

GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.548	01/02/2026	800	(2)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.848	01/02/2026	800	(2)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.578	01/12/2026	900	(2)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.878	01/12/2026	900	(2)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.648	01/15/2026	500	(1)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.928	01/15/2026	500	(1)	(1)

MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.625	01/08/2026	1,000	(3)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.925	01/08/2026	1,000	(3)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.639	01/12/2026	1,500	(4)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.919	01/12/2026	1,500	(4)	(1)

NGF	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.498	01/05/2026	2,100	(5)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.798	01/05/2026	2,100	(5)	(3)

Total Written Options							$(42)	$(10)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of December 31, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(2)
BPS	$0	$0	$0	$0	$0	$(3)	$0	$(3)	$(3)	$0	$(3)
GLM	0	0	0	0	0	(2)	0	(2)	(2)	0	(2)
MYC	0	0	0	0	0	(2)	0	(2)	(2)	0	(2)
NGF	0	0	0	0	0	(3)	0	(3)	(3)	0	(3)

Total Over the Counter	$0	$0	$0	$0	$0	$(10)	$0	$(10)

(1)	Notional Amount represents the number of contracts.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

16	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

December 31, 2025

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Statement of Assets and Liabilities as of December 31, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$261	$261
Swap Agreements	0	0	0	0	162	162

	$0	$0	$0	$0	$423	$423

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$14	$14
Futures	0	0	0	0	92	92

	$0	$0	$0	$0	$106	$106

Over the counter
Written Options	$0	$0	$0	$0	$10	$10

	$0	$0	$0	$0	$116	$116

The effect of Financial Derivative Instruments on the Statement of Operations for the period ended December 31, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$169	$169
Futures	0	0	0	0	(2,058)	(2,058)
Swap Agreements	0	0	0	0	1,502	1,502

	$0	$0	$0	$0	$(387)	$(387)

Over the counter
Written Options	$0	$0	$0	$0	$402	$402

	$0	$0	$0	$0	$15	$15

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$4	$4
Futures	0	0	0	0	(258)	(258)
Swap Agreements	0	0	0	0	(2,078)	(2,078)

	$0	$0	$0	$0	$(2,332)	$(2,332)

Over the counter
Written Options	$0	$0	$0	$0	$55	$55

	$0	$0	$0	$0	$(2,277)	$(2,277)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of December 31, 2025 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2025
Investments in Securities, at Value
Corporate Bonds & Notes
Industrials	$0	$5,155	$0	$5,155
U.S. Government Agencies	0	90,882	0	90,882
U.S. Treasury Obligations	0	607,343	0	607,343
Non-Agency Mortgage-Backed Securities	0	16,412	0	16,412
Asset-Backed Securities
Automobile Sequential	0	684	0	684

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2025
Home Equity Other	$0	$572	$0	$572
Other ABS	0	1,415	0	1,415

	$0	$722,463	$0	$722,463

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$7,086	$0	$0	$7,086

Total Investments	$7,086	$722,463	$0	$729,549

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	17

Schedule of Investments	PIMCO Long-Term U.S. Government Portfolio	(Cont.)	December 31, 2025

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2025
Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(85)	$0	$(85)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$423	$0	$423

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2025
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$0	$(106)	$0	$(106)
Over the counter	0	(10)	0	(10)

	$0	$(116)	$0	$(116)

Total Financial Derivative Instruments	$0	$307	$0	$307

Totals	$7,086	$722,685	$0	$729,771

There were no significant transfers into or out of Level 3 during the period ended December 31, 2025.

18	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Notes to Financial Statements	December 31, 2025

1. ORGANIZATION

PIMCO Variable Insurance Trust (the “Trust”) is a Delaware statutory trust established under a trust instrument dated October 3, 1997. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans. Information presented in these financial statements pertains to the Institutional Class, Administrative Class and Advisor Class shares of the PIMCO Long-Term U.S. Government Portfolio (the “Portfolio”) offered by the Trust. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Portfolio.

Hereinafter, the Board of Trustees of the Portfolio shall be collectively referred to as the “Board.”

The Portfolio has adopted the Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280) — Improvements to Reportable Segment Disclosures. Adoption of the standard impacted financial statement disclosures only and did not affect the Portfolio’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and to assess its performance, and has discrete financial information available. The Officers, as listed in the Management of the Trust section of the most recent Statement of Additional Information, act as the Portfolio’s CODM. The Portfolio represents a single operating segment, as the CODM monitors the operating results of the Portfolio as a whole and the Portfolio’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Portfolio’s portfolio managers as a team. The financial information in the form of the Portfolio’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Portfolio’s comparative benchmarks and to make resource allocation decisions for the Portfolio’s single segment, is consistent with that presented within the Portfolio’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Portfolio is treated as an investment company under the reporting requirements of U.S. GAAP, including but not limited to ASC 946. The functional and reporting currency for the Portfolio is the U.S. dollar. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statement of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Statement of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt

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Notes to Financial Statements	(Cont.)

obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable. A debt obligation may be granted, in certain situations, a contractual or non-contractual forbearance for interest payments that are expected to be paid after agreed upon pay dates.

(b) Multi-Class Operations Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains (losses) are allocated daily based on the relative net assets of each class of the Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees. Under certain circumstances, the per share net asset value (“NAV”) of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(c) Distributions to Shareholders Distributions from net investment income, if any, are declared daily and distributed to shareholders monthly. In addition, the Portfolio distributes any net capital gains it earns from the sale of portfolio securities to shareholders no less frequently than annually. The Portfolio may revise its distribution policy or postpone the payment of distributions at any time.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income distributions and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Separately, if the Portfolio determines or estimates, as applicable, that a portion of a distribution may be comprised of amounts from sources other than net investment income in accordance with its policies, accounting records (if applicable) and accounting practices, the Portfolio will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. For these purposes, the Portfolio determines or estimates, as applicable, the source or sources from which a distribution is paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is determined or estimated, as applicable, that a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between the Portfolio’s daily internal accounting records and practices, the Portfolio’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, the Portfolio’s internal accounting records and practices may take into account, among other factors, tax-related characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include but are not limited to, for certain funds, the treatment of periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible that the Portfolio may not issue a Section 19 Notice in situations where the Portfolio’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Final determination of a distribution’s tax character will be provided to shareholders when such information is available.

Distributions classified as a tax basis return of capital at the Portfolio’s fiscal year end, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital on the Statement of Assets and Liabilities. In addition, other amounts have been reclassified between distributable earnings (accumulated loss) and paid in capital on the Statement of Assets and Liabilities to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(d) New Accounting Pronouncements and Regulatory Updates In September 2023, the U.S. Securities and Exchange Commission (“SEC”) adopted amendments to Rule 35d-1 under the Act, which governs fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. Changes to a fund’s calculation methodology for derivatives instruments for purposes of Rule 35d-1 consistent with such amendments and applicable regulatory interpretations thereof will not constitute a change to a fund’s policy adopted pursuant to Rule 35d-1 and will not require notice or shareholder approval. The amendments became effective December 11, 2023. On March 14, 2025, the SEC

20	PIMCO VARIABLE INSURANCE TRUST

December 31, 2025

extended the compliance date from December 11, 2025 to June 11, 2026 for fund groups with $1 billion or more in net assets and modified the operation of the compliance dates to allow for compliance based on the timing of certain annual disclosure and reporting obligations that are tied to a fund’s fiscal year-end. At this time, management is evaluating the implications of these changes on the financial statements.

In December 2023, FASB issued ASU 2023-09, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. Management has implemented changes in connection with the amendments and where applicable included additional disclosure in the Notes to Financial Statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The NAV of the Portfolio’s shares, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Portfolio or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Portfolio’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolio or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Portfolio may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Portfolio generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Portfolio may calculate its NAV as of the NYSE Close for such day or such other time that the Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange or the NYSE Close if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated PIMCO as the valuation designee (“Valuation Designee”) for the Portfolio to perform the fair value determination relating to all Portfolio investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of portfolio investments. The Valuation Designee may value portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, exchange-traded funds (“ETFs”), exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures, are valued at the settlement price determined by the relevant exchange. Swap agreements and swaptions are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With

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Notes to Financial Statements	(Cont.)

respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Portfolio’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Portfolio may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Portfolio’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio’s next calculated NAV. An alternative exchange rate may be obtained from a Pricing Source or an exchange rate may otherwise be determined if believed to be more reflective of the rates at which the Portfolio may transact.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and procedures are intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold. The Portfolio’s use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Frequent or Excessive Purchases, Exchanges and Redemptions” section in the Portfolio’s prospectus.

Under certain circumstances, the per share NAV of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

∎	Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

∎	Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Portfolio.

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For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between fair value Levels of the Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates,

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Notes to Financial Statements	(Cont.)

implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

The Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. A complete schedule of portfolio holdings for each affiliate fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available at the SEC’s website at www.sec.gov. A copy of each affiliate fund’s shareholder report is also available at the SEC’s website at www.sec.gov, on the Portfolio’s website at www.pimco.com, or upon request, as applicable. The table below shows the Portfolio’s transactions in and earnings from investments in the affiliated funds for the period ended December 31, 2025 (amounts in thousands†):

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 12/31/2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 12/31/2025	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$1,820	$701,824	$(696,500)	$(59)	$1	$7,086	$224	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(b) Investments in Securities

The Portfolio may utilize the investments and strategies described below to the extent permitted by the Portfolio’s investment policies.

Inflation-Indexed Bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury Inflation-Protected Securities (“TIPS”). For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

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Mortgage-Related and Other Asset-Backed Securities directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are interests in pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal payments. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including, but not limited to, auto loans, accounts receivable such as credit card receivables and hospital account receivables, home equity loans, student loans, boat loans, mobile home loans, recreational vehicle loans, manufactured housing loans, aircraft leases, computer leases, syndicated bank loans, peer-to-peer loans and litigation finance loans. The Portfolio may invest in any level of the capital structure of an issuer or mortgage-backed or asset-backed securities, including the equity or “first loss” tranche.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Stripped Mortgage-Backed Securities (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. An SMBS will have one class that will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the Statement of Operations. Because no principal will be received at the maturity of an IO class, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statement of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Securities Issued by U.S. Government Agencies or Government-Sponsored Enterprises are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. The U.S. Government does not guarantee the net asset value of the Portfolio’s shares. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks, credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC is a government sponsored corporation that issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

In June 2019, FNMA and FHLMC started issuing Uniform Mortgage-Backed Securities in place of their current offerings of TBA-eligible securities (the “Single Security Initiative”). The Single Security Initiative seeks to support the overall liquidity of the TBA market and aligns the characteristics of FNMA and FHLMC certificates. The long-term effects

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Notes to Financial Statements	(Cont.)

that the Single Security Initiative may have on the market for TBA and other mortgage-backed securities are uncertain.

Roll-timing strategies can be used where the Portfolio seeks to extend the expiration or maturity of a position, such as a TBA security on an underlying asset, by closing out the position before expiration and contemporaneously opening a new position with respect to substantially the same underlying asset with a later expiration date. TBA securities purchased or sold are reflected on the Statement of Assets and Liabilities as an asset or liability, respectively. Recently finalized FINRA rules include mandatory margin requirements for the TBA market that require the Portfolio to post collateral in connection with its TBA transactions. There is no similar requirement applicable to the Portfolio’s TBA counterparties. The required collateralization of TBA trades could increase the cost of TBA transactions to the Portfolio and impose added operational complexity.

Separate Trading of Registered Interest and Principal of Securities (“STRIPS”) are U.S. Treasury fixed income securities in which the principal is separated, or stripped, from the interest and each takes the form of zero coupon securities. A STRIP is sold at a significant discount to face value and offers no interest payments; rather, investors receive payment at maturity. Zero coupon securities do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may enter into the borrowings and other financing transactions described below to the extent permitted by the Portfolio’s investment policies.

The following disclosures contain information on the Portfolio’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Portfolio. The location of these instruments in the Portfolio’s financial statements is described below.

(a) Sale-Buybacks A sale-buyback financing transaction consists of a sale of a security by the Portfolio to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Portfolio is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by the Portfolio are reflected as a liability on the Statement of Assets and Liabilities. The Portfolio will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, the Portfolio would have otherwise received had the security not been sold and (ii) the negotiated financing terms between the Portfolio and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statement of Operations. Interest payments based upon negotiated financing terms made by the Portfolio to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The Portfolio will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under sale-buyback transactions.

(b) Short Sales Short sales are transactions in which the Portfolio sells a security that it does not own in anticipation that the market price of that security will decline. The Portfolio may make short sales of securities: (i) to offset potential declines in long positions in similar securities, (ii) to increase the flexibility of the Portfolio, (iii) for investment return, (iv) as part of a risk arbitrage strategy, and (v) as part of its overall portfolio management strategies involving the use of derivative instruments. When the Portfolio makes a short sale, it will often borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Portfolio will ordinarily have to pay a fee or premium to borrow a security and be obligated to repay the lender of the security any dividend or interest that accrues on the security during the period of the loan. Securities sold in short sale transactions and the dividend or interest payable on such securities, if any, are reflected as payable for short sales on the Statement of Assets and Liabilities. Short sales expose the Portfolio to the risk that it will be required to cover its short position at a time when the security or other asset has appreciated in value, thus resulting in losses to the Portfolio. A short sale is “against the box” if the Portfolio holds in its portfolio or has the right to acquire the security sold short, or securities identical to the security sold short, at no additional cost. The Portfolio will be subject to additional risks to the extent that it engages in short sales that are not “against the box.” The Portfolio’s loss on a short sale could theoretically be unlimited in cases where the Portfolio is unable, for whatever reason, to close out its short position.

(c) Interfund Lending In accordance with an exemptive order (the “Order”) from the SEC, each Portfolio of the Trust may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each

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Portfolio’s investment policies and restrictions. Each Portfolio is currently permitted to borrow under the Interfund Lending Program. A lending portfolio may lend in aggregate up to 15% of its current net assets at the time of the interfund loan, but may not lend more than 5% of its net assets to any one borrowing portfolio through the Interfund Lending Program. A borrowing portfolio may not borrow through the Interfund Lending Program or from any other source if its total outstanding borrowings immediately after the borrowing would be more than 33 1/3% of its total assets (or any lower threshold provided for by the portfolio’s investment restrictions). If a borrowing portfolio’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interfund loan rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending portfolio and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended December 31, 2025, the Portfolio did not participate in the Interfund Lending Program.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The Portfolio may enter into the financial derivative instruments described below to the extent permitted by the Portfolio’s investment policies.

The following disclosures contain information on how and why the Portfolio uses financial derivative instruments, and how financial derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedule of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Schedule of Investments, serve as indicators of the volume of financial derivative activity for the Portfolio.

(a) Futures Contracts are agreements to buy or sell a security or other asset for a set price on a future date and are traded on an exchange. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by the Portfolio (“Futures Variation Margin”). Futures Variation Margins, if any, are disclosed within centrally cleared financial derivative instruments on the Statement of Assets and Liabilities. Gains (losses) are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the Futures Variation Margin included within exchange traded or centrally cleared financial derivative instruments on the Statement of Assets and Liabilities.

(b) Options Contracts may be written or purchased to enhance returns or to hedge an existing position or future investment. The Portfolio may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put, an amount equal to the premium received is recorded and subsequently marked to market to reflect the current value of the option written. These amounts are included on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain (loss). Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (“call”) or purchased (“put”) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included as an asset on the Statement of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire

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Notes to Financial Statements	(Cont.)

are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) when the underlying transaction is executed.

Interest Rate Swaptions may be written or purchased to enter into a pre-defined swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Options on Exchange-Traded Futures Contracts (“Futures Option”) may be written or purchased to hedge an existing position or future investment, for speculative purposes or to manage exposure to market movements. A Futures Option is an option contract in which the underlying instrument is a single futures contract.

(c) Swap Agreements are bilaterally negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). The Portfolio may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Centrally Cleared Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Statement of Operations. Daily changes in valuation of centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared financial derivative instruments on the Statement of Assets and Liabilities. Centrally Cleared and OTC swap payments received or paid at the beginning of the measurement period are included on the Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gain (loss) on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain (loss) on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gain (loss) on the Statement of Operations.

For purposes of applying certain of the Portfolio’s investment policies and restrictions, swap agreements, like other derivative instruments, may be valued by the Portfolio at market value, notional value or full exposure value. In the case of a credit default swap, in applying certain of the Portfolio’s investment policies and restrictions, the Portfolio will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of the Portfolio’s other investment policies and restrictions. For example, the Portfolio may value credit default swaps at full exposure value for purposes of the Portfolio’s credit quality guidelines (if any) because such value in general better reflects the Portfolio’s actual economic exposure during the term of the credit default swap agreement. As a result, the Portfolio may, at times, have notional exposure to an asset class (before netting) that is greater or lesser than the stated limit or restriction noted in the Portfolio’s prospectus. In this context, both the notional amount and the market value may be positive or negative depending on whether the Portfolio is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by the Portfolio for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may fail to perform or meet an obligation or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates or the values of the asset upon which the swap is based.

The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the

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counterparty over the contract’s remaining life, to the extent that amount is positive. The risk may be mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral to the Portfolio to cover the Portfolio’s exposure to the counterparty.

To the extent the Portfolio has a policy to limit the net amount owed to or to be received from a single counterparty under existing swap agreements, such limitation only applies to counterparties to OTC swaps and does not apply to centrally cleared swaps where the counterparty is a central counterparty or derivatives clearing organization.

Interest Rate Swap Agreements may be entered into to help hedge against interest rate risk exposure as the value of the fixed rate bonds that the Portfolio holds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Portfolio with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

7. PRINCIPAL AND OTHER RISKS

(a) Principal Risks

The principal risks of investing in the Portfolio, which could adversely affect its net asset value, yield and total return, are listed below. Please see “Description of Principal Risks” in the Portfolio’s prospectus for a more detailed description of the risks of investing in the Portfolio.

Interest Rate Risk is the risk that fixed income securities will fluctuate in value due to changes in interest rates; a portfolio with a longer average portfolio duration will be more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration. Factors such as government policy, inflation, the economy, and market for bonds can impact interest rates and yields.

Call Risk is the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons including declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality. If an issuer calls a security that the Portfolio has invested in, the Portfolio may not recoup the full amount of its initial investment or may not realize the full anticipated earnings from the investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Credit Risk is the risk that the Portfolio could experience losses if the issuer or guarantor of a fixed income security, the counterparty to a derivative contract, or the issuer or guarantor of collateral, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

Market Risk is the risk that the value of securities owned by the Portfolio may fluctuate, sometimes rapidly or unpredictably, due to a variety of factors affecting securities markets generally or particular industries or sectors.

Issuer Risk is the risk that the value of a security may decline for reasons related to the issuer, such as management performance, changes in financial condition or credit rating, financial leverage, reputation or reduced demand for the issuer’s goods or services.

Derivatives Risk is the risk of investing in derivative instruments (such as forwards, futures, options, swaps and structured securities) and other similar investments, including leverage, liquidity, interest rate, market, counterparty (including credit), operational, legal and management risks, and valuation complexity. Changes in the value of a derivative or other similar investment may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Portfolio could lose more than the initial amount invested. Changes in the value of a derivative or other similar instrument may also create margin delivery or settlement payment obligations for the Portfolio. The Portfolio’s use of derivatives or other similar investments may result in losses to the Portfolio, a reduction in the Portfolio’s returns and/or increased volatility. Non-centrally-cleared over-the-counter (“OTC”) derivatives or other similar investments are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might

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Notes to Financial Statements	(Cont.)

not be available for non-centrally-cleared OTC derivatives or other similar investments. The primary credit risk on derivatives or other similar investments that are exchange-traded or traded through a central clearing counterparty resides with the Portfolio’s clearing broker or the clearinghouse. Changes in regulations relating to a registered fund’s use of derivatives and related instruments could potentially limit or impact the Portfolio’s ability to invest in derivatives, limit the Portfolio’s ability to employ certain strategies that use derivatives or other similar investments and/or adversely affect the value of derivatives or other similar investments and the Portfolio’s performance.

Equity Risk is the risk that the value of equity or equity-related securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity or equity-related securities generally have greater price volatility than fixed income securities. In addition, preferred securities may be subject to greater credit risk or other risks, such as risks related to deferred and omitted distributions, limited voting rights, liquidity, interest rates, regulatory changes and special redemption rights.

Mortgage-Related and Other Asset-Backed Securities Risk is the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk. The Portfolio may invest in any tranche of mortgage-related and other asset-backed securities, including junior and/or equity tranches (to the extent consistent with the Portfolio’s guidelines), which generally carry higher levels of the foregoing risks.

Leveraging Risk is the risk that certain transactions of the Portfolio, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, and derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Portfolio to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss. The use of leverage may also increase the Portfolio’s sensitivity to interest rate changes and other market risks.

Management Risk is the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio managers in connection with managing the Portfolio and may cause PIMCO to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of the Portfolio will be achieved.

Short Exposure Risk is the risk of entering into short sales or other short positions, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale or other short position will not fulfill its contractual obligations, causing a loss to the Portfolio.

Turnover Risk is the risk that high levels of portfolio turnover may increase transaction costs and taxes and may lower investment performance.

(b) Other Risks

In general, the Portfolio may be subject to additional risks, including, but not limited to, risks related to government regulation and intervention in financial markets, operational risks, risks associated with financial, economic and global market disruptions, and cyber security risks. Please see the Portfolio’s prospectus and Statement of Additional Information for a more detailed description of the risks of investing in the Portfolio. Please see the Important Information section of this report for additional discussion of certain regulatory and market developments that may impact the Portfolio’s performance.

Market Disruptions Risk The Portfolio is subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including those arising from actual or threatened war or armed conflicts, military conflicts, terrorism, social unrest, recessions, supply chain disruptions, market manipulation, government interventions, defaults and shutdowns, political and regulatory changes or diplomatic developments or the imposition of sanctions and other measures, including the imposition of tariffs, or other U.S. economic policies and any related public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), bank failures and natural/ environmental disasters, which can all negatively impact the securities markets and cause the Portfolio to lose value. These events can also impair the technology and other operational systems upon which the Portfolio’s service providers, including PIMCO as the Portfolio’s investment adviser, rely, and could otherwise disrupt the Portfolio’s service providers’ ability to fulfill their obligations to the Portfolio.

Government Intervention in Financial Markets Federal, state, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which the Portfolio invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Portfolio itself is regulated. Such legislation or regulation could limit or preclude the Portfolio’s ability to achieve its investment objective. Also, while such legislation or regulations are intended to strengthen markets, systems and public finances, they could affect fund expenses and the value of fund investments in unpredictable ways.

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Furthermore, volatile financial markets can expose the Portfolio to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Portfolio. The value of the Portfolio’s holdings is also generally subject to the risk of future local, national, or global economic disturbances based on unknown weaknesses in the markets in which the Portfolio invests. In addition, it is not certain that the U.S. Government will intervene in response to a future market disturbance and the effect of any such future intervention cannot be predicted. It is difficult for issuers to prepare for the impact of future financial downturns, although companies can seek to identify and manage future uncertainties through risk management programs.

Regulatory Risk Financial entities, such as investment companies and investment advisers, are generally subject to extensive government regulation and intervention. Government regulation and/or intervention may change the way the Portfolio is regulated, affect the expenses incurred directly by the Portfolio and the value of its investments, and limit and/or preclude the Portfolio’s ability to achieve its investment objective. Government regulation may change frequently and may have significant adverse consequences. Moreover, government regulation may have unpredictable and unintended effects.

Operational Risk An investment in the Portfolio, like any fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on the Portfolio. While the Portfolio seeks to minimize such events through controls and oversight, there may still be failures that could cause losses to the Portfolio.

Cyber Security Risk As the use of complex information technology and communication systems, including cloud-based technology, has become more prevalent and interconnected in the course of business, the Portfolio has become potentially more susceptible to operational and information security risks resulting from breaches in cyber security despite the efforts of PIMCO, the Portfolio, or their service providers to adopt technologies, processes, and practices intended to mitigate these risks. Disruptions or failures that affect service providers, counterparties, market participants or issuers of securities that are held by the Portfolio may adversely affect PIMCO or the Portfolio, including by causing losses or impairing PIMCO’s or the Portfolio’s operations. A breach in cyber security refers to both intentional and unintentional cyber events that may, among other things, cause the Portfolio to lose proprietary information, suffer data corruption and/or destruction or lose operational capacity, result in the unauthorized release or other misuse of confidential information, or otherwise disrupt normal business operations. Geopolitical tensions can increase the scale and sophistication of deliberate cybersecurity attacks, particularly those from nation-states or from entities with nation-state backing, who may desire to use cybersecurity attacks to cause damage or create leverage against geopolitical rivals. Cyber security failures or breaches may result in financial losses to the Portfolio and its shareholders. These failures or breaches may also result in disruptions to business operations, potentially resulting in financial losses; interference with the Portfolio’s ability to calculate its net asset value, process shareholder transactions or otherwise transact business with shareholders; impediments to trading; violations of applicable privacy and other laws; regulatory fines; penalties; third-party claims in litigation; reputational damage; reimbursement or other compensation costs; additional compliance and cyber security risk management costs and other adverse consequences. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. There is also a risk that cyber security breaches may not be detected. The Portfolio and its shareholders may suffer losses as a result of a cyber security breach related to the Portfolio, its service providers, trading counterparties or the issuers in which the Portfolio invests.

8. MASTER NETTING ARRANGEMENTS

The Portfolio may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes, the Statement of Assets and Liabilities generally presents derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and

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Notes to Financial Statements	(Cont.)

U.S. dollar cash are generally the preferred forms of collateral, although other securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statement of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. The Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase and certain sale-buyback transactions between the Portfolio and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA securities, delayed-delivery or certain sale-buyback transactions by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedule of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission. In the United States, counterparty risk may be reduced as creditors of an FCM cannot have a claim to Portfolio assets in the segregated account. FCM customers, such as the Portfolio, are permitted to transfer their customer account (and cleared derivative transactions held in such customer account) from one FCM to another FCM. Upon completion of the transfer, the customer maintains the same economic position with respect to the outstanding exposure. As such, these transfers are not recognized as dispositions and reacquisitions of the affected derivative positions.

Variation margin, which reflects changes in market value, is generally exchanged daily, but may not be netted between futures and cleared OTC derivatives unless the parties have agreed to a separate arrangement in respect of portfolio margining. The porting of exposure between FCMs has no impact on the market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin; these values as of period end are disclosed in the Notes to Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by the Portfolio with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. The ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level or as required by regulation. Similarly, if required by regulation, the Portfolio may be required to post additional collateral beyond coverage of daily exposure. These amounts, if any, may (or if required by law, will) be segregated with a third-party custodian. To the extent the Portfolio is required by regulation to post additional collateral beyond coverage of daily exposure, it could potentially incur costs, including in procuring eligible assets to meet collateral requirements, associated with such posting. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

9. FEES AND EXPENSES

(a) Investment Advisory Fee PIMCO is a majority-owned subsidiary of Allianz Asset Management of America LLC (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table in note (b) below.

(b) Supervisory and Administrative Fee PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the

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Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory Fee and Supervisory and Administrative Fees for all classes, as applicable, are charged at the annual rate as noted in the following table (calculated as a percentage of the Portfolio’s average daily net assets attributable to each class):

Investment Advisory Fee	Supervisory and Administrative Fee
All Classes	Institutional Class	Administrative Class	Advisor Class
0.225%	0.25%	0.25%	0.25%

(c) Distribution and Servicing Fees PIMCO Investments LLC, a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted an Administrative Services Plan with respect to the Administrative Class shares of the Portfolio pursuant to Rule 12b-1 under the Act (the “Administrative Plan”). Under the terms of the Administrative Plan, the Trust is permitted to compensate the Distributor, out of the Administrative Class assets of the Portfolio, in an amount up to 0.15% on an annual basis of the average daily net assets of that class, for providing, or procuring through financial firms, administrative, recordkeeping and investor services for Administrative Class shareholders of the Portfolio.

The Trust has adopted a separate Distribution and Servicing Plan for the Advisor Class shares of the Portfolio (the “Distribution and Servicing Plan”). The Distribution and Servicing Plan has been adopted pursuant to Rule 12b-1 under the Act. The Distribution and Servicing Plan permits the Portfolio to compensate the Distributor for providing, or procuring through financial firms, distribution, administrative, recordkeeping, shareholder and/or related services with respect to Advisor Class shares. The Distribution and Servicing Plan permits the Portfolio to make total payments at an annual rate of up to 0.25% of the average daily net assets attributable to its Advisor Class shares.

	Distribution Fee	Servicing Fee

Administrative Class	—	0.15%

Advisor Class	0.25%	—

(d) Portfolio Expenses PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Portfolio, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders, or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses (including, without limitation, fees and expenses of outside legal counsel or third-party consultants retained in connection with reviewing, negotiating and structuring specialized loans and other investments made by the Portfolio, and any costs associated with originating loans, asset securitizations, alternative lending-related strategies and so-called “broken-deal costs” (e.g., fees, costs, expenses and liabilities, including, for example, due diligence-related fees, costs, expenses and liabilities, with respect to unconsummated investments)); (iv) costs of borrowing money, including interest expenses; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organizational and offering expenses of the Trust and the Portfolio, and any other expenses which are capitalized in accordance with generally accepted accounting principles; and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class.

(e) Remuneration Paid to Directors, Officers and Others (N-CSR Item 10) The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates. The pro rata share of Trustee fees for the Portfolio is reflected on the Statement of Operations as Trustee fees.

(f) Expense Limitation Pursuant to the Expense Limitation Agreement, PIMCO has contractually agreed, through May 1, 2026, to waive a portion of the Portfolio’s Supervisory and Administrative Fee, or reimburse the Portfolio, to the extent that the Portfolio’s organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata share of Trustee fees exceed 0.0049% (the “Expense Limit”) (calculated as a percentage of the Portfolio’s average daily net assets attributable to each class). The Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term. The waiver, if any, is reflected on the Statement of Operations as a component of Waiver and/or Reimbursement by PIMCO. As of December 31, 2025, the amount waived and/or reimbursed was $4,371.

In any month in which the supervision and administration agreement is in effect, PIMCO is entitled to reimbursement by the Portfolio of any portion of the supervisory and administrative fee waived or reimbursed

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	33

Notes to Financial Statements	(Cont.)

pursuant to the Expense Limitation Agreement (the “Reimbursement Amount”) within thirty-six months of the time of the waiver, provided that such amount paid to PIMCO will not: i) together with any organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata Trustee fees, exceed, for such month, the Expense Limit (or the amount of the expense limit in place at the time the amount being recouped was originally waived if lower than the Expense Limit); ii) exceed the total Reimbursement Amount; or iii) include any amounts previously reimbursed to PIMCO. As of December 31, 2025, there were no recoverable amounts.

10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator and Distributor are related parties. Fees paid to these parties are disclosed in Note 9, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Statement of Assets and Liabilities.

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

12. PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover.” The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective(s), particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, which are borne by the Portfolio. Frequent and active trading of the Portfolio’s portfolio holdings may cause adverse tax consequences for shareholders due to an increase in short-term capital gains and may also adversely impact the Portfolio’s after-tax returns. The transaction costs associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended December 31, 2025 were as follows (amounts in thousands†):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales

$1,297,031	$1,209,585	$7,227	$2,367

†	A zero balance may reflect actual amounts rounding to less than one thousand.

13. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands†):

	Year Ended 12/31/2025		Year Ended 12/31/2024

	Shares	Amount	Shares	Amount

Receipts for shares sold

Institutional Class	864	$6,350	2,160	$16,542

Administrative Class	7,336	54,144	5,560	42,720

Advisor Class	1,308	9,696	1,927	14,694
Issued as reinvestment of distributions

Institutional Class	293	2,190	225	1,707

Administrative Class	1,448	10,817	1,237	9,393

Advisor Class	210	1,568	155	1,175
Cost of shares redeemed

Institutional Class	(716)	(5,346)	(1,473)	(11,440)

Administrative Class	(6,116)	(45,455)	(9,439)	(72,173)

Advisor Class	(1,063)	(7,856)	(1,234)	(9,440)

Net increase (decrease) resulting from Portfolio share transactions	3,564	$26,108	(882)	$(6,822)

†	A zero balance may reflect actual amounts rounding to less than one thousand.

34	PIMCO VARIABLE INSURANCE TRUST

December 31, 2025

As of December 31, 2025, one person owned of record or beneficially 10% or more of the Portfolio’s total outstanding shares, comprising 55% of the Portfolio.

14. REGULATORY AND LITIGATION MATTERS

The Portfolio is not named as a defendant in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened against it.

The foregoing speaks only as of the date of this report.

15. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of December 31, 2025, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

In this reporting period, the Portfolio adopted FASB Accounting Standards Update 2023-09, Income Taxes (Topic 740) — Improvements to Income Tax Disclosures (ASU 2023-09), which enhances income tax disclosures, including disclosure income taxes paid disaggregated by jurisdiction. Adoption of the new standard impacted financial statement disclosures only and did not affect any Portfolio’s financial position or the results of its operations. For the annual period covered by this report, the portfolio did not pay any material federal, state or local income taxes or any material income taxes in foreign jurisdictions.

The Portfolio files U.S. federal, state and local tax returns as required. The Portfolio’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

As of December 31, 2025, the components of distributable taxable earnings are as follows (amounts in thousands†):

	Undistributed Ordinary Income(1)	Undistributed Long-Term Capital Gains	Net Tax Basis Unrealized Appreciation/ (Depreciation)(2)	Other Book-to-Tax Accounting Differences(3)	Accumulated Capital Losses(4)	Qualified Late-Year Loss Deferral - Capital(5)	Qualified Late-Year Loss Deferral - Ordinary(6)	Total Components of Distributable Earnings

PIMCO Long-Term U.S. Government Portfolio	$2,934	$0	$(128,797)	$0	$(105,890)	$0	$0	$(231,753)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	Includes undistributed short-term capital gains, if any.
(2)

Adjusted for open wash sale loss deferrals and the accelerated recognition of unrealized gain or loss on certain futures, options, and/or forward contracts for federal income tax purposes. Also adjusted for differences between book and tax realized and unrealized gain (loss) on swap contracts, straddle loss deferrals, interest accrued on defaulted securities, and return of capital distributions from underlying funds.

(3)	Represents differences in income tax regulations and financial accounting principles generally accepted in the United States of America.
(4)	Capital losses available to offset future net capital gains as shown below.
(5)	Capital losses realized during the period November 1, 2025 through December 31, 2025 which the Portfolio elected to defer to the following taxable year pursuant to income tax regulations.
(6)	Specified losses realized during the period November 1, 2025 through December 31, 2025 which the Portfolio elected to defer to the following taxable year pursuant to income tax regulations.

Under the Regulated Investment Company Modernization Act of 2010, a portfolio is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	35

Notes to Financial Statements	(Cont.)	December 31, 2025

As of December 31, 2025, the Portfolio had the following post-effective capital losses with no expiration (amounts in thousands†):

	Short-Term	Long-Term

PIMCO Long-Term U.S. Government Portfolio	$96,328	$9,562

†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of December 31, 2025, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands†):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(7)

PIMCO Long-Term U.S. Government Portfolio	$862,981	$6,540	$(135,335)	$(128,795)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(7)

Adjusted for open wash sale loss deferrals and the accelerated recognition of unrealized gain or loss on certain futures, options, and/or forward contracts for federal income tax purposes. Also adjusted for differences between book and tax realized and unrealized gain (loss) on swap contracts, straddle loss deferrals, interest accrued on defaulted securities, and return of capital distributions from underlying funds.

For the fiscal years ended December 31, 2025 and December 31, 2024, respectively, the Portfolio made the following tax basis distributions (amounts in thousands†):

	December 31, 2025			December 31, 2024

	Ordinary Income Distributions(8)	Long-Term Capital Gain Distributions	Return of Capital(9)	Ordinary Income Distributions(8)	Long-Term Capital Gain Distributions	Return of Capital(9)

PIMCO Long-Term U.S. Government Portfolio	$14,589	$0	$0	$12,275	$0	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(8)	Includes short-term capital gains distributed, if any.
(9)

A portion of the distributions made represents a tax return of capital. Return of capital distributions have been reclassified from undistributed net investment income to paid-in capital to more appropriately conform financial accounting to tax accounting.

36	PIMCO VARIABLE INSURANCE TRUST

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of PIMCO Variable Insurance Trust and Shareholders of PIMCO Long-Term U.S. Government Portfolio

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of PIMCO Long-Term U.S. Government Portfolio (one of the portfolios constituting PIMCO Variable Insurance Trust, hereafter referred to as the “Portfolio”) as of December 31, 2025, the related statements of operations and cash flows for the year ended December 31, 2025, the statement of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio as of December 31, 2025, the results of its operations and its cash flows for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Kansas City, Missouri

February 19, 2026

We have served as the auditor of one or more investment companies in PIMCO Variable Insurance Trust since 1998.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	37

Glossary:	(abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:

BCY	Barclays Capital, Inc.	GLM	Goldman Sachs Bank USA	NGF	Nomura Global Financial Products, Inc.

BPS	BNP Paribas S.A.	GSC	Goldman Sachs & Co. LLC	UBS	UBS Securities LLC

FAR	Wells Fargo Bank National Association	MYC	Morgan Stanley Capital Services LLC

Currency Abbreviations:

USD (or $)	United States Dollar

Exchange Abbreviations:

CBOE	Chicago Board Options Exchange	OTC	Over the Counter

Index/Spread Abbreviations:

SOFR	Secured Overnight Financing Rate

Other Abbreviations:

ABS	Asset-Backed Security	REMIC	Real Estate Mortgage Investment Conduit	TBA	To-Be-Announced

OIS	Overnight Index Swap

38	PIMCO VARIABLE INSURANCE TRUST

Distribution Information	(Unaudited)

For purposes of Section 19 of the Investment Company Act of 1940 (the “Act”), the portfolio estimated the periodic sources of any dividends paid during the period covered by this report in accordance with good accounting practice. Pursuant to Rule 19a-1(e) under the Act, the table below sets forth the actual source information for dividends paid during the six month period ended December 31, 2025 calculated as of each distribution period pursuant to Section 19 of the Act. The information below is not provided for U.S. federal income tax reporting purposes. The tax character of all dividends and distributions is reported on Form 1099-DIV (for shareholders who receive U.S. federal tax reporting) at the end of each calendar year. See the Financial Highlights section of this report for the tax characterization of distributions determined in accordance with federal income tax regulations for the fiscal year.

PIMCO Long-Term U.S. Government Portfolio

Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

July 2025	$0.0219	$0.0000	$0.0000	$0.0219

August 2025	$0.0220	$0.0000	$0.0000	$0.0220

September 2025	$0.0197	$0.0000	$0.0000	$0.0197

October 2025	$0.0230	$0.0000	$0.0000	$0.0230

November 2025	$0.0200	$0.0000	$0.0000	$0.0200

December 2025	$0.0231	$0.0000	$0.0000	$0.0231

Administrative Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

July 2025	$0.0210	$0.0000	$0.0000	$0.0210

August 2025	$0.0211	$0.0000	$0.0000	$0.0211

September 2025	$0.0188	$0.0000	$0.0000	$0.0188

October 2025	$0.0220	$0.0000	$0.0000	$0.0220

November 2025	$0.0191	$0.0000	$0.0000	$0.0191

December 2025	$0.0222	$0.0000	$0.0000	$0.0222

Advisor Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

July 2025	$0.0204	$0.0000	$0.0000	$0.0204

August 2025	$0.0204	$0.0000	$0.0000	$0.0204

September 2025	$0.0182	$0.0000	$0.0000	$0.0182

October 2025	$0.0213	$0.0000	$0.0000	$0.0213

November 2025	$0.0186	$0.0000	$0.0000	$0.0186

December 2025	$0.0215	$0.0000	$0.0000	$0.0215

*

The source of dividends provided in the table differs, in some respects, from information presented in this report prepared in accordance with generally accepted accounting principles, or U.S. GAAP. For example, net earnings from certain interest rate swap contracts are included as a source of net investment income for purposes of Section 19(a). Accordingly, the information in the table may differ from information in the accompanying financial statements that are presented on the basis of U.S. GAAP and may differ from tax information presented in the footnotes. Amounts shown may include accumulated, as well as fiscal period net income and net profits.

**	Occurs when a portfolio distributes an amount greater than its accumulated net income and net profits. Amounts are not reflective of a portfolio net income, yield, earnings or investment performance.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	39

Federal Income Tax Information	(Unaudited)

As required by the Internal Revenue Code (“Code”) and Treasury Regulations, if applicable, shareholders must be notified within 60 days of the Portfolio’s fiscal year end regarding the status of qualified dividend income and the dividend received deduction.

Dividend Received Deduction. Corporate shareholders are generally entitled to take the dividend received deduction on the portion of a portfolio’s dividend distribution that qualifies under tax law. The percentage of the following Portfolio’s fiscal 2025 ordinary income dividend that qualifies for the corporate dividend received deduction is set forth below.

Qualified Dividend Income. Under the Jobs and Growth Tax Relief Reconciliation Act of 2003, the following percentage of ordinary dividends paid during the fiscal year ended December 31, 2025 was designated as ‘‘qualified dividend income’’ as defined in the Jobs and Growth Tax Relief Reconciliation Act of 2003 subject to reduced tax rates in 2025.

Qualified Interest Income and Qualified Short-Term Capital Gain (for non-U.S. resident shareholders only). Under the American Jobs Creation Act of 2004, the following amounts of ordinary dividends paid during the fiscal year ended December 31, 2025 are considered to be derived from “qualified interest income,” as defined in Section 871(k)(1)(E) of the Code, and therefore are designated as interest-related dividends, as defined in Section 871(k)(1)(C) of the Code. Further, the following amounts of ordinary dividends paid during the fiscal year ended December 31, 2025 are considered to be derived from “qualified short-term capital gain,” as defined in Section 871(k)(2)(D) of the Code, and therefore are designated as qualified short-term gain dividends, as defined by Section 871(k)(2)(C) of the Code.

Section 163(j) Interest Dividends. The Portfolio intends to pass through the maximum amount allowable as Section 163(j) Interest defined in Proposed Treasury Section 1.163(j)-1(b).

Section 199A Dividends. The Portfolio intends to pass through the maximum amount allowable as Section 199A Dividends defined in Proposed Treasury Section 199A-3(d).

	Dividend Received Deduction %	Qualified Dividend Income %	Qualified Interest Income (000s)†	Qualified Short-Term Capital Gains (000s)†

PIMCO Long-Term U.S. Government Portfolio	0.00%	0.00%	$12,655	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

Shareholders are advised to consult their own tax advisor with respect to the tax consequences of their investment in the Trust. In January 2026, you will be advised on IRS Form 1099-DIV as to the federal tax status of the dividends and distributions received by you in calendar year 2025.

40	PIMCO VARIABLE INSURANCE TRUST

Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8)	(Unaudited)

Not applicable.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	41

Proxy Disclosures for Open-End Management Investment Companies (N-CSR Item 9)	(Unaudited)

Not applicable.

42	PIMCO VARIABLE INSURANCE TRUST

Approval of Investment Advisory Contract and Other Agreements (N-CSR Item 11)	(Unaudited)

At a meeting held on August 19-20, 2025, the Board of Trustees (the “Board”) of PIMCO Variable Insurance Trust (the “Trust”), including the Trustees who are not “interested persons” of the Trust under the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered and unanimously approved the renewal of the Amended and Restated Investment Advisory Contract (the “Investment Advisory Contract”) between the Trust, on behalf of the Trust’s series (each, a “Portfolio” and collectively, the “Portfolios”), and Pacific Investment Management Company LLC (“PIMCO”), for an additional one-year term through August 31, 2026.

The Board also considered and unanimously approved the renewal of the Amended and Restated Supervision and Administration Agreement (the “Supervision and Administration Agreement”) between the Trust, on behalf of the Portfolios, and PIMCO for an additional one-year term through August 31, 2026. In addition, the Board considered and unanimously approved the renewal of the Amended and Restated Asset Allocation Sub-Advisory Agreement (the “Asset Allocation Agreement” and, together with the Investment Advisory Contract and the Supervision and Administration Agreement, the “Agreements”) between PIMCO, on behalf of PIMCO All Asset Portfolio, a series of the Trust, and Research Affiliates, LLC (“Research Affiliates”) for an additional one-year term through August 31, 2026.

Further, the Board considered and unanimously approved the renewal of any investment management agreements between PIMCO and any wholly-owned subsidiaries (each, a “Subsidiary” and, collectively, the “Subsidiaries”) of certain of the Portfolios (collectively, the “Subsidiary Agreements”), each for the same additional one-year term through August 31, 2026.

The information, material factors and conclusions that formed the basis for the Board’s approvals are summarized below.

1. INFORMATION RECEIVED

(a) Materials Reviewed  During the course of the past year, the Trustees received a wide variety of materials relating to the services provided by PIMCO and Research Affiliates to the Trust. At each of its quarterly meetings, the Board reviewed the Portfolios’ investment performance and information relating to Portfolio operations, including shareholder services, valuation and custody, the Portfolios’ compliance program and other information relating to the nature, extent and quality of services provided by PIMCO and Research Affiliates to the Trust and each of the Portfolios, as applicable. In considering whether to approve the renewal of the Agreements and the Subsidiary Agreements, the Board reviewed additional information, including, but not limited to: comparative industry data with regard to investment performance; advisory and supervisory and administrative fees and expenses; financial information for PIMCO, including, where relevant, financial information for Research Affiliates; information regarding the profitability to PIMCO of its relationship with the Portfolios; information about the personnel providing investment management services, other advisory services and supervisory and administrative services to the Portfolios; and information about the fees charged and services provided to other clients with similar investment mandates as the Portfolios, where applicable. In addition, the Board reviewed materials provided by counsel to the Trust and the Independent Trustees (“Counsel”), which included, among other things, a memorandum outlining legal duties of the Board in considering the renewal of the Agreements and the Subsidiary Agreements.

With respect to the Subsidiary Agreements, the Trustees considered that each Portfolio that has a Subsidiary may utilize its Subsidiary to execute its investment strategy and that PIMCO provides investment advisory and administrative services to the Subsidiaries pursuant to the Subsidiary Agreements in the same manner as it does for such Portfolios that have Subsidiaries under the Investment Advisory Contract and Supervision and Administration Agreement. The Trustees also considered that, with respect to each Subsidiary, PIMCO does not retain a separate advisory or other fee from the Subsidiary, and that PIMCO’s profitability with respect to each Portfolio that has a Subsidiary is not positively impacted as a result of the Subsidiary Agreements. The Trustees determined, therefore, that it was appropriate to consider the approval of the Subsidiary Agreements collectively with their consideration of the continuation of the Agreements.

(b) Review Process  In connection with considering the renewal of the Agreements, the Board reviewed written materials prepared by PIMCO and, where applicable, Research Affiliates in response to requests from Counsel encompassing a wide variety of topics. The Board requested and received assistance and advice regarding, among other things, applicable legal standards from Counsel, and reviewed comparative fee and performance data prepared at the Board’s request by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company performance information and fee and expense data. The Board received presentations on matters related to the Agreements and met both as a full Board and in a separate session of the Independent Trustees, without management present, at the August 19-20, 2025 meeting. The Independent Trustees also met via video conference with Counsel on July 23, 2025, and conducted a video conference meeting on August 13, 2025 with management and Counsel to discuss the materials presented and other matters deemed relevant to their consideration of the renewal of the Agreements. In connection with its review of the Agreements, the Board received comparative information on the performance, the risk-adjusted performance and the fees and expenses of other peer group funds and share classes, where appropriate. The Independent Trustees also

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	43

Approval of Investment Advisory Contract and Other Agreements (N-CSR Item 11)	(Cont.)

requested and received supplemental information, including information regarding Broadridge peer classifications, the investment strategies and outflows for certain Portfolios, Portfolio performance and profitability.

The approval determinations were made on the basis of each Trustee’s business judgment after consideration and evaluation of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to approve the renewal of the Agreements, the Board did not identify any single factor or particular information that, in isolation, was controlling. The discussions below are intended to summarize the broad factors and information that figured prominently in the Board’s consideration of the renewal of the Agreements, but is not intended to summarize all of the factors considered by the Board.

2. NATURE, EXTENT AND QUALITY OF SERVICES

(a) PIMCO, Research Affiliates, their Personnel and Resources  The Board considered the depth and quality of PIMCO’s investment management process, including, but not limited to: the experience, capability and integrity of its senior management and other personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address changes in the Portfolios’ asset levels. The Board also considered the various services, in addition to portfolio management that PIMCO provides to the Portfolios. The Board noted that PIMCO makes available to its investment professionals a variety of resources and systems relating to, for example, investment management, compliance, trading, performance and portfolio accounting. The Board also noted PIMCO’s commitment to enhancing and investing in its global infrastructure, technology capabilities, risk management processes and the specialized talent needed for the competitive investment management industry and to strengthen its ability to deliver advisory services under the Investment Advisory Contract. The Board considered PIMCO’s policies, procedures and systems reasonably designed to assure compliance with applicable laws and regulations, including recently adopted regulations impacting the Portfolios, and its commitment to further developing and strengthening these programs; its oversight of matters that may involve conflicts of interest between the Portfolios’ investments and those of other accounts managed by PIMCO; and its efforts to keep the Trustees informed about matters relevant to the Portfolios and their shareholders. The Board also considered PIMCO’s continuous investment in its disciplines and personnel, which has enhanced PIMCO’s services to the Portfolios and has allowed PIMCO to introduce innovative new portfolios over time and other investment options that have the potential to benefit shareholders. In addition, the Board considered the nature, extent and quality of services provided by PIMCO to the Subsidiaries of certain applicable Portfolios.

In addition, the Trustees considered new services and service enhancements that PIMCO has implemented, including, but not limited to investing in its cybersecurity program and business continuity functions, including the ongoing development of its own proprietary software and applications to support the Portfolios. Similarly, the Board considered the asset allocation services provided by Research Affiliates to the PIMCO All Asset Portfolio. The Board further considered PIMCO’s ongoing supervision and oversight of Research Affiliates in connection with Research Affiliates providing asset allocation services to the All Asset Portfolio. The Board also considered the depth and quality of Research Affiliates’ investment management and research capabilities, the experience and capabilities of their portfolio management personnel and the overall financial strength of the organization. Ultimately, the Board concluded that the nature, extent and quality of services provided or procured by PIMCO under the Agreements and the Subsidiary Agreements and provided by Research Affiliates under the Asset Allocation Agreement are likely to continue to benefit the Portfolios and their shareholders, as applicable.

(b) Other Services  The Board also considered the nature, extent and quality of supervisory and administrative services provided by PIMCO to the Portfolios under the Supervision and Administration Agreement.

The Board considered the terms of the Supervision and Administration Agreement, under which the Trust pays for the supervisory and administrative services provided pursuant to that agreement under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO provides or procures certain supervisory and administrative services and bears the costs of various third party services required by the Portfolios, including, but not limited to, audit, custodial, portfolio accounting, ordinary legal, transfer agency, sub-accounting and printing costs. The Board also noted that the scope and complexity, as well as the costs, of the supervisory and administrative services provided by PIMCO under the Supervision and Administration Agreement is expected to continue to increase. The Board considered PIMCO’s provision of supervisory and administrative services and its supervision of the Trust’s third party service providers.

Ultimately, the Board concluded that the nature, extent and quality of the services provided or procured by PIMCO have benefited, and will likely continue to benefit, the Portfolios and their shareholders.

3. INVESTMENT PERFORMANCE

The Board reviewed information from PIMCO concerning the Portfolios’ performance, as available, over short- and long-term periods ended March 31, 2025 and other performance data, as available, over short- and long-term periods ended June 30, 2025 (the “PIMCO Report”) and from Broadridge concerning the Portfolios’ performance, as available, over short- and long-term periods ended March 31, 2025 (the

44	PIMCO VARIABLE INSURANCE TRUST

(Unaudited)

“Broadridge Report”). The Board also noted that the Broadridge Report incorporated peer classifications from Morningstar for the Portfolios for which it was believed that Morningstar provided a better comparison.

The Board considered information regarding both the short- and long-term relative and absolute investment performance of each Portfolio relative to its Portfolio peer group, where appropriate, and relevant to the specified index as provided to the Board (the “performance index”) in advance of each of its quarterly meetings throughout the year, including the PIMCO Report and Broadridge Report. The Trustees reviewed information indicating that classes of each Portfolio would have substantially similar performance to that of the Administrative Class of the relevant Portfolio on a relative basis because all of the classes are invested in the same portfolio of investments and that differences in performance among classes could principally be attributed to differences in the supervisory and administrative fees and distribution and/or servicing expenses of each class. The Board noted that, due to differences (such as specific investment strategies or fee structures) between certain of the Portfolios and their so-called peers in the Broadridge categories, performance comparisons may not be particularly relevant to the consideration of Portfolio performance, but found the comparative information supported its overall evaluation.

The Trustees noted that a majority of the Portfolios (based on the Administrative Class performance) have outperformed their respective performance indexes over the one-, three, five and ten-year periods ended March 31, 2025. The Board also noted the amounts of Portfolio assets (based on the Administrative Class performance) that outperformed their relative performance indexes on a net fee basis over the one-, three- and five year periods ended June 30, 2025. The Board considered that, according to the Broadridge Report, the Portfolios generally performed well versus competitors during the long-term, but that certain Portfolios had underperformed in comparison to their respective peer groups or performance indexes, or both, on a net-of-fees basis over certain short- and long-term periods. With respect to the Portfolios that underperformed to a certain degree over such periods, the Board discussed with PIMCO the reasons for the underperformance of such Portfolios. The Board also considered actions that have been taken by PIMCO to attempt to improve performance and took note of PIMCO’s plans to monitor performance going forward. Depending on the circumstances, the Independent Trustees may be satisfied with a Portfolio’s performance notwithstanding that it lags its performance index or peer group for certain periods.

The Board ultimately concluded, within the context of all of its considerations in connection with the Agreements and the Subsidiary Agreements, that PIMCO’s performance record and process in managing the Portfolios indicates that its continued management is likely to benefit the Portfolios and their shareholders and merits the approval of the renewal of the Agreements and the Subsidiary Agreements.

4. ADVISORY FEES, SUPERVISORY AND ADMINISTRATIVE FEES AND TOTAL EXPENSES

The Board considered that PIMCO seeks to price new funds and classes to scale at the outset. The Board noted that PIMCO generally seeks to price new funds and classes competitively against the median total expense ratio of the respective Broadridge peer group, if available, while acknowledging that a fee premium may be appropriate for innovative investment offerings. PIMCO reported to the Board that, in proposing fees for any Portfolio or class of shares, it considers a number of factors, including, but not limited to, the type and complexity of the services provided, the cost of providing services, the risk assumed by PIMCO in the development of products and the provision of services and the competitive marketplace for financial products. Fees charged to or proposed for different Portfolios for advisory services and supervisory and administrative services may vary in light of these various factors. The Board also considered that PIMCO reviews the Portfolios’ fee levels and carefully considers changes where appropriate due to competitive positioning considerations, observed long-term notable underperformance and significant misalignments with the level or quality of services being provided or a change in the overall strategic positioning of the Portfolios.

The Board reviewed the advisory fees, supervisory and administrative fees and total expense ratios (including total expense ratios net of fee waivers and expense limitation agreements, as applicable) of the Portfolios (excluding, as may be applicable, extraordinary expenses, interest expenses, acquired fund fees and expenses, and certain other items) (each as a percentage of average net assets) and compared such amounts with the average and median fee and expense levels of other similar funds. The Board also reviewed information relating to the sub-advisory fees paid to Research Affiliates with respect to applicable Portfolios, taking into account that PIMCO compensates Research Affiliates from the advisory fees paid by such Portfolios to PIMCO. With respect to advisory fees, the Board reviewed data from the Broadridge Report that compared the average and median advisory fees of other funds in a “Peer Group” of comparable funds, where appropriate, as well as the universe of other similar funds. The Board reviewed materials indicating that, a number of Portfolios have total expense ratios that fall below the average and median expense ratios in their Peer Group and Broadridge universe. In addition, the Board considered the expense limitation agreement in place for all of the Portfolios and fee waivers in place for certain of the Portfolios, and also noted the fee waivers in place with respect to the advisory fee and supervisory and administrative fee that might result from investments by applicable Portfolios in their respective Subsidiaries.

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Approval of Investment Advisory Contract and Other Agreements (N-CSR Item 11)	(Cont.)

The Board also reviewed data comparing the Portfolios’ advisory and/or management fees to the fee rates PIMCO charged to registered funds (open-end, closed-end and interval), private funds, and non-U.S. registered funds, separate accounts, sub-advised clients and collective investment trusts with similar investment strategies. In cases where the fees for other clients were lower than those charged to the Portfolios, the Trustees noted that the differences in fees were attributable to various factors, including, but not limited to, differences in advisory and other services provided by PIMCO to the Portfolios, differences in the number or extent of the services provided by PIMCO to the Portfolios, the manner in which similar portfolios may be managed, different requirements with respect to liquidity and derivatives management and the implementation and compliance of other regulatory requirements, and the fact that separate accounts may have other contractual arrangements or arrangements across PIMCO strategies that justify different levels of fees. The Board considered that, with respect to collective investment trusts, PIMCO performs fewer or less extensive services because collective investment trusts are generally exempt from SEC regulation and typically involve lower compliance costs; investors in a collective investment trust may receive shareholder services from a trustee bank, rather than PIMCO; collective investment trusts have less regulatory disclosure; and the management structure of collective investment trusts differs from that of funds. The Trustees also considered that PIMCO faces increased entrepreneurial, legal and regulatory risk in sponsoring and managing mutual funds and ETFs as compared to separate accounts, external sub-advised funds or other investment products. In addition, the Trustees considered that PIMCO may charge certain private funds with similar investment mandates lower fees than the Portfolios because such private funds are not required to accept daily redemptions or price their assets on a daily basis, generally do not accept small investors with small account balances and operate under a less onerous and proscriptive regulatory regime.

Regarding advisory fees charged by PIMCO in its capacity as sub-adviser to third party/unaffiliated funds, the Trustees took into account that such fees may be lower than the fees charged by PIMCO to serve as adviser to the Portfolios. The Trustees also took into account that there are various reasons for any such differences in fees, including, but not limited to, the fact that PIMCO may be subject to varying levels of entrepreneurial, legal and regulatory risk and different servicing requirements when PIMCO does not serve as the sponsor of a fund and is not principally responsible for all aspects of a fund’s investment program and operations as compared to when PIMCO serves as investment adviser and sponsor.

The Board considered the Portfolios’ supervisory and administrative fees, comparing them to similar funds managed by other investment advisers in the Broadridge Report. The Board also considered that, as the Portfolios’ business has become increasingly complex and the number of Portfolios has grown over time, PIMCO is responsible for providing a broad array of fund supervision and administrative functions, including, but not limited to: compliance oversight and testing, legal services, risk management, technology, shareholder servicing, reporting, business management and executive leadership. In addition, the Board considered the Trust’s unified fee structure, under which the Trust pays for the supervisory and administrative services it requires for one set fee for each Portfolio. In return for this unified fee, PIMCO provides or procures supervisory and administrative services and bears the costs of various third party services required by the Portfolios, including audit, custodial, portfolio accounting, ordinary legal, transfer agency, sub-accounting and printing costs. The Board further considered that many other funds pay for comparable services separately, and thus it is difficult to directly compare the Trust’s unified supervisory and administrative fees with the fees paid by other funds for administrative services alone. The Board also considered that the unified supervisory and administrative fee leads to Portfolio fees that are fixed over the contract period, rather than variable. The Board noted that, although the unified fee structure does not have breakpoints, it inherently reflects certain economies of scale by fixing the absolute level of Portfolio fees at competitive levels over the contract period even if the Portfolios’ operating costs rise, such as when assets remain flat or decrease. Other factors the Board considered in assessing the unified fee include PIMCO’s approach of pricing Portfolios at scale at inception and reinvesting in other important areas of the business that support the Portfolios. The Board considered historical advisory and/or supervisory and administrative (as may be applicable) fee reductions implemented for different Portfolios and classes, noting that the unified fee can be increased or decreased in subsequent contractual periods with Board approval and is subject to the periodic reviews discussed above. The Board noted that, with few exceptions, PIMCO has generally maintained Portfolio fees at the same level as implemented when the unified fee was adopted, and has reduced fees for a number of Portfolios in prior years. The Board concluded that the Portfolios’ supervisory and administrative fees were reasonable in relation to the value of the services provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Supervision and Administration Agreement represent, in effect, a cap on overall Portfolio fees during the contractual period, which is beneficial to the Portfolios and their shareholders.

The Board considered the Portfolios’ total expense ratios and discussed with PIMCO certain Portfolios and/or classes of Portfolios that had above median total expense ratios. Upon comparing the Portfolios’ total expense ratios to other funds in the “Peer Groups” provided by the Broadridge Report, where appropriate, the Board found total expense ratios of each Portfolio to be reasonable.

46	PIMCO VARIABLE INSURANCE TRUST

(Unaudited)

The Trustees also considered the advisory fees charged to the Portfolios that invest in other investment companies or operate as funds of funds (the “Funds of Funds”) and the advisory services provided in exchange for such fees. The Trustees determined that such services were in addition to the advisory services provided to the underlying funds in which the Funds of Funds may invest and, therefore, such services were not duplicative of the advisory services provided to the underlying funds. The Board also considered the various fee waiver agreements in place for the Funds of Funds. The Board noted that PIMCO is continuing waivers for these Funds of Funds, as well as for certain other Portfolios of the Trust.

Based on the information presented by PIMCO, Research Affiliates and Broadridge, members of the Board determined, in the exercise of their business judgment, that the level of the advisory fees and supervisory and administrative fees charged by PIMCO under the Agreements and the Subsidiary Agreements, the fees charged by Research Affiliates under the Asset Allocation Agreement, and the total expense ratios of each Portfolio, are reasonable.

5. ADVISER COSTS, LEVEL OF PROFITS AND ECONOMIES OF SCALE

The Board reviewed information regarding PIMCO’s costs of providing services to, as well as the resulting level of profits from, the Portfolios. To the extent applicable, the Board also reviewed information regarding the portion of a Portfolio’s advisory fee retained by PIMCO, following the payment of sub-advisory fees to Research Affiliates, with respect to the Portfolios. Additionally, the Board discussed PIMCO’s pre- and post-distribution profit margin ranges with respect to the Portfolios, as compared to the prior year. The Board also noted that it had received information regarding the structure and manner in which PIMCO’s investment professionals were compensated, and PIMCO’s view of the relationship of such compensation to the recruitment and retention of quality personnel. The Board considered PIMCO’s investment in global infrastructure, technology capabilities, risk management processes and qualified personnel to reinforce existing services, offer new services, and accommodate changing regulatory requirements.

The Board considered the existence of any economies of scale and noted that, to the extent that PIMCO achieves economies of scale in managing the Portfolios, PIMCO shares the benefits of such economies of scale, if any, with the Portfolios and their shareholders in a number of ways, including investing in portfolio and trade operations management, firm technology, middle and back office support, legal and compliance, and fund administration logistics; senior management supervision, governance and oversight of those services; and through fee reductions or waivers, the pricing of Portfolios to scale from inception and the enhancement of services provided to the Portfolios in return for fees paid. The Board considered that the Portfolios’ unified fee rates had been set competitively and/or priced to scale from inception, had been held steady during the contractual period at that scaled competitive rate for most Portfolios as assets grew, or as assets declined in the case of some Portfolios, and continued to be competitive compared with peers. The Board also considered that the unified fee is a transparent means of informing a Portfolio’s shareholders of the fees associated with the Portfolio, and that the Portfolio bears certain expenses that are not covered by the advisory fee or the unified fee. The Board further considered the challenges that arise when managing large funds, which can result in certain “diseconomies” of scale and noted that PIMCO has continued to reinvest in many areas of the business to support the Portfolios.

The Trustees considered that the unified fee has provided inherent economies of scale because a Portfolio maintains competitive fixed fees over the annual contract period even if the particular Portfolio’s assets decline and/or operating costs rise. The Trustees further considered that, in contrast, breakpoints may be a proxy for charging higher fees on lower asset levels and that when a fund’s assets decline, breakpoints may reverse, which causes expense ratios to increase. The Trustees also considered that, unlike the Portfolios’ unified fee structure, funds with “pass through” expense structures may experience increased expense ratios when fixed dollar fees are charged against declining fund assets. The Trustees also reviewed materials demonstrating the benefits of the unified fee to shareholders during market downturns and/or periods of high volatility. In addition, the Trustees considered that the unified fee protects shareholders from a rise in administrative and operating costs that may result from, among other things, PIMCO’s investments in various business enhancements and infrastructure, including those referenced above. The Trustees noted that PIMCO’s investments in these areas are extensive.

The Board concluded that the Portfolios’ cost structures were reasonable and that PIMCO is appropriately sharing economies of scale, if any, through the Portfolios’ unified fee structure, generally pricing Portfolios to scale at inception and reinvesting in its business to provide enhanced and expanded services to the Portfolios and their shareholders.

6. ANCILLARY BENEFITS

The Board considered other benefits realized by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust. Such benefits may include possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the Trust or third party service providers’ relationship-level fee concessions, which decrease fees paid by PIMCO. Such benefits also include ancillary benefits to PIMCO or its employees related to service or rate offers in financial firms’ other business lines, which can result in PIMCO or its employees having access to more favorable products or

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	47

Approval of Investment Advisory Contract and Other Agreements (N-CSR Item 11)	(Cont.)	(Unaudited)

rates. The Board also considered that affiliates of PIMCO provide distribution and/or shareholder services to the Portfolios and their shareholders, for which they may be compensated through distribution and servicing fees paid pursuant to the Portfolios’ Rule 12b-1 plans or otherwise. In addition, the Board considered that PIMCO may benefit indirectly from its use of the HUB technology platform, a joint venture between PIMCO, Man Group, S&P Global, Microsoft and State Street, and its recent strategic managed service arrangement with a third-party consultant. The Board noted that, while PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Portfolios, it has adopted a policy not to enter into contractual soft dollar arrangements.

7. CONCLUSIONS

Based on their review, including the comprehensive consideration and evaluation of each of the broad factors and information summarized above, the Independent Trustees and the Board as a whole concluded that the nature, extent and quality of the services rendered to the Portfolios by PIMCO and Research Affiliates supported the renewal of the Agreements and the Subsidiary Agreements. The Independent Trustees and the Board as a whole concluded that the Agreements and the Subsidiary Agreements continued to be fair and reasonable to the Portfolios and their shareholders, that the fees charged under the Investment Advisory Contract, Supervision and Administration Agreement and the Subsidiary Agreements and the fees charged by Research Affiliates under the Asset Allocation Agreement on behalf of the Portfolios were fair and reasonable in light of the services provided, and that the renewal of the Agreements and the Subsidiary Agreements was in the best interests of the Portfolios and their shareholders.

48	PIMCO VARIABLE INSURANCE TRUST

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank & Trust Co.

2323 Grand Boulevard, 5th Floor

Kansas City, MO 64108

Transfer Agent

SS&C Global Investor & Distribution Solutions, Inc.

80 Lamberton Road

Windsor, CT 06095

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Variable Insurance Trust.

pimco.com/pvit

PVITLNGTRMFSTMAR_123125

PIMCO VARIABLE INSURANCE TRUST

Annual Financial and Other Information

December 31, 2025

PIMCO Low Duration Portfolio

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. (The variable product prospectus may be obtained by contacting your Investment Consultant.)

Important Information About the PIMCO Low Duration Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company that includes the PIMCO Low Duration Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed income securities and other instruments held by the Portfolio are likely to decrease in value. A wide variety of factors can cause interest rates or yields of U.S. Treasury securities (or yields of other types of bonds) to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Portfolio management will anticipate such movement accurately. The Portfolio may experience losses as a result of movements in interest rates.

Changing interest rates may have unpredictable effects on markets, which may detract from Portfolio performance. The interest rate environment has fluctuated in recent years, moving from historically low interest rates in 2020 and 2021 to high interest rates in 2022 and 2023 as a result of the U.S. Federal Reserve (the “Fed”) raising interest rates multiple times in efforts to combat inflation. Starting in late 2024 and again in 2025, the Fed lowered interest rates. It is uncertain whether rates will remain steady, increase or decrease in the future. As such, the Portfolio may face a heightened level of risk associated with changing interest rates and/or bond yields. This could be driven by a variety of factors, including but not limited to central bank monetary policies, changing inflation or real growth rates, general economic conditions, increasing bond issuances or reduced market demand for certain types of bonds or bonds generally. Further, while bond markets have steadily grown over the past three decades, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets”.

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than funds or securities with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets, or negatively impact the Portfolio’s performance or cause the

Portfolio to incur losses. As a result, the Portfolio may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of the Portfolio.

The Portfolio may be subject to various risks as described in the Portfolio’s prospectus and in the Principal and Other Risks note in the Notes to Financial Statements.

Classifications of the Portfolio’s portfolio holdings in this report are made according to financial reporting standards. The classification of a particular portfolio holding as shown in the Schedule of Investments section of this report may differ from the classification used for the Portfolio’s compliance calculations, including those used in the Portfolio’s prospectus, investment objectives, regulatory and other investment limitations and policies, which may be based on different asset class, sector or geographical classifications. The Portfolio is separately monitored for compliance with respect to prospectus and regulatory requirements.

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

In February 2022, Russia launched an invasion of Ukraine. As a result, Russia and other countries, persons and entities that provided material aid to Russia’s aggression against Ukraine, have been the subject of economic sanctions and import and export controls imposed by countries throughout the world, including the United States. Such measures, including the United States’ enforcement of sanctions or other similar measures on various Russian entities and persons, and the Russian government’s response, have had and may continue to have an adverse effect on the Russian, Belarusian and other securities, instruments and economies, which may, in turn, negatively impact the Portfolio. The extent, duration and impact of Russia’s military action in Ukraine, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional, European and global economies and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors. Further, the Portfolio may have investments in securities and instruments that are economically tied to the region and may have been negatively impacted by the sanctions and counter-sanctions by Russia, including declines in value and reductions in liquidity. The sanctions may cause the Portfolio to sell portfolio holdings at a disadvantageous time or price or to continue to hold investments that the Portfolio may no longer seek to hold.

The United States’ enforcement of restrictions on U.S. investments in certain issuers and tariffs on goods from certain other countries has

2	PIMCO VARIABLE INSURANCE TRUST

contributed to and may continue to contribute to international trade tensions and may impact portfolio securities. The U.S. government has indicated an intent to alter its approach to international trade policy, including in some cases renegotiating, modifying or terminating certain bilateral or multi-lateral trade arrangements with foreign countries, and it has proposed to take and/or taken related actions, including the imposition of or stated potential imposition of a broad range of tariffs. The imposition of tariffs, trade restrictions, currency restrictions or similar actions (or retaliatory measures taken in response) could lead to, for example, price volatility, reduced market sentiment, and changes in inflation expectations. These and other geopolitical events may contribute to increased instability in the U.S. and global economies and markets, which may have an adverse effect on the performance of the Portfolio and its investments.

Increased volatility in the U.S. and global markets could be harmful to the Portfolio, issuers in which it invests and other market participants and Portfolio service providers. For example, if a bank at which the Portfolio or issuer has an account fails, any cash or other assets in bank or custody accounts, which may be substantial in size, could be temporarily inaccessible or permanently lost by the Portfolio or issuer. If a bank that provides a subscription line credit facility, asset-based facility, other credit facility and/or other services to an issuer or to a fund fails, the issuer or fund could be unable to draw funds under its credit facilities or obtain replacement credit facilities or other services from other lending institutions with similar terms.

Issuers in which the Portfolio may invest can be affected by volatility in the banking sector. Even if banks used by issuers in which the Portfolio invests remain solvent, volatility in the banking sector could contribute to, cause or intensify an economic recession, increase the costs of capital and banking services or result in the issuers being unable to obtain or refinance indebtedness at all or on as favorable terms as could otherwise have been obtained. Potential impacts to the Portfolio and issuers resulting from volatility in the banking sector and accompanying market conditions and potential legislative or regulatory responses are uncertain. Such conditions and responses, as well as a changing interest rate environment, can contribute to decreased market liquidity and erode the value of certain holdings. Market volatility and uncertainty and/or a downturn in market and economic and financial conditions, as a result of developments in the banking sector or otherwise (including as a result of delayed access to cash or credit facilities), could have an adverse impact on the Portfolio and issuers in which it invests.

The following table discloses the inception dates of the Portfolio and its respective share classes along with the Portfolio’s diversification status as of period end:

Portfolio Name	Portfolio Inception	Institutional Class	Administrative Class	Advisor Class	Diversification Status
PIMCO Low Duration Portfolio	02/16/99	04/10/00	02/16/99	03/31/06	Diversified

An investment in the Portfolio is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Portfolio. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither this Portfolio’s prospectus nor summary prospectus, the Trust’s Statement of Additional Information (“SAI”), any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or the Portfolio creates a contract between or among any shareholder of the Portfolio, on the one hand, and the Trust, the Portfolio, a service provider to the Trust or the Portfolio, and/or the Trustees or officers of the Trust, on the other hand. The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend the most recent prospectus or use a new prospectus, summary prospectus or SAI with respect to the Portfolio or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or the Portfolio is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to the Portfolio, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current prospectus or SAI.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	3

Important Information About the PIMCO Low Duration Portfolio	(Cont.)

twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Portfolio’s website at www.pimco.com/pvit, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Portfolio files portfolio holdings information with the SEC on Form N-PORT within 60 days of the end of each fiscal quarter. The Portfolio’s complete schedule of securities holdings as of the end of each fiscal quarter will be made available to the public on the SEC’s website at www.sec.gov and on PIMCO’s website at www.pimco.com/pvit, and will be made available, upon request, by calling PIMCO at (888) 87-PIMCO. In August 2024, the SEC adopted amendments to Form N-PORT requiring funds to file Form N-PORT reports on a monthly basis and within 30 days of month end, with each report being made public 60 days after month end. On April 16, 2025, the SEC extended the compliance date for Form N-PORT amendments and fund groups with $1 billion or more in net assets will be required to comply with the amendments for reports filed on or after November 17, 2027.

Paper copies of the Portfolio’s shareholder reports are required to be provided free of charge by the Portfolio, the insurance company or financial intermediary upon request.

In September 2023, the SEC adopted amendments to Rule 35d-1 under the Investment Company Act of 1940, as amended, the rule governing fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. Changes to a fund’s calculation methodology for derivatives instruments for purposes of Rule 35d-1 consistent with such amendments and applicable regulatory interpretations thereof will not constitute a change to a fund’s policy adopted pursuant to Rule 35d-1 and will not require notice or shareholder approval. The amendments became effective on December 11, 2023. On March 14, 2025, the SEC extended the compliance date from December 11, 2025 to June 11, 2026 for fund groups with $1 billion or more in net assets and modified the operation of the compliance dates to allow for compliance based on the timing of certain annual disclosure and reporting obligations that are tied to a fund’s fiscal year-end.

4	PIMCO VARIABLE INSURANCE TRUST

(THIS PAGE INTENTIONALLY LEFT BLANK)

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	5

Financial Highlights	PIMCO Low Duration Portfolio

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gain	Tax Basis Return of Capital	Total
Institutional Class

12/31/2025	$9.64	$0.39	$0.15	$0.54	$(0.35)	$0.00	$(0.05)	$(0.40)

12/31/2024	9.60	0.41	0.03	0.44	(0.40)	0.00	0.00	(0.40)

12/31/2023	9.48	0.38	0.10	0.48	(0.33)	0.00	(0.03)	(0.36)

12/31/2022	10.24	0.17	(0.75)	(0.58)	(0.18)	0.00	0.00	(0.18)

12/31/2021	10.38	0.07	(0.14)	(0.07)	(0.07)	0.00	0.00	(0.07)
Administrative Class

12/31/2025	9.64	0.38	0.14	0.52	(0.33)	0.00	(0.05)	(0.38)

12/31/2024	9.60	0.40	0.02	0.42	(0.38)	0.00	0.00	(0.38)

12/31/2023	9.48	0.36	0.10	0.46	(0.31)	0.00	(0.03)	(0.34)

12/31/2022	10.24	0.16	(0.76)	(0.60)	(0.16)	0.00	0.00	(0.16)

12/31/2021	10.38	0.05	(0.14)	(0.09)	(0.05)	0.00	0.00	(0.05)
Advisor Class

12/31/2025	9.64	0.37	0.14	0.51	(0.32)	0.00	(0.05)	(0.37)

12/31/2024	9.60	0.39	0.02	0.41	(0.37)	0.00	0.00	(0.37)

12/31/2023	9.48	0.35	0.10	0.45	(0.30)	0.00	(0.03)	(0.33)

12/31/2022	10.24	0.15	(0.76)	(0.61)	(0.15)	0.00	0.00	(0.15)

12/31/2021	10.38	0.04	(0.14)	(0.10)	(0.04)	0.00	0.00	(0.04)

^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
(a)

Net asset value includes adjustments required by U.S. GAAP. These values, and other performance figures relying on them, such as average annual total return data included in the Portfolio’s prospectus and in any shareholder reports, may differ from net asset values and performance reported elsewhere with respect to the Portfolio.

(b)	Per share amounts based on average number of shares outstanding during the year or period.
(c)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(d)

Total return figures include adjustments required by U.S. GAAP. These values, and other performance figures relying on them, such as average annual total return data included in the Portfolio’s prospectus and in any shareholder reports, may differ from net asset values and performance reported elsewhere with respect to the Portfolio. Additionally, excludes applicable initial sales charges, contingent deferred sales charges and Variable Contract fees or expenses.

6	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses	Expenses Excluding Waivers	Expenses Excluding Interest Expense	Expenses Excluding Interest Expense and Waivers	Net Investment Income (Loss)	Portfolio Turnover Rate

$9.78	5.68%	$17,564	0.51%	0.51%	0.50%	0.50%	4.02%	384%

9.64	4.65	15,836	0.52	0.52	0.50	0.50	4.31	299

9.60	5.13	15,827	0.54	0.54	0.50	0.50	3.98	295

9.48	(5.69)	11,991	0.52	0.52	0.50	0.50	1.76	279

10.24	(0.68)	17,953	0.50	0.50	0.50	0.50	0.65	446

9.78	5.52	667,380	0.66	0.66	0.65	0.65	3.87	384

9.64	4.50	678,207	0.67	0.67	0.65	0.65	4.16	299

9.60	4.97	687,820	0.69	0.69	0.65	0.65	3.78	295

9.48	(5.83)	836,602	0.67	0.67	0.65	0.65	1.61	279

10.24	(0.83)	1,031,779	0.65	0.65	0.65	0.65	0.49	446

9.78	5.42	646,061	0.76	0.76	0.75	0.75	3.77	384

9.64	4.39	689,826	0.77	0.77	0.75	0.75	4.06	299

9.60	4.87	727,311	0.79	0.79	0.75	0.75	3.70	295

9.48	(5.93)	759,411	0.77	0.77	0.75	0.75	1.52	279

10.24	(0.93)	867,452	0.75	0.75	0.75	0.75	0.39	446

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	7

Statement of Assets and Liabilities	PIMCO Low Duration Portfolio	December 31, 2025

(Amounts in thousands†, except per share amounts)

Assets:

Investments, at value
Investments in securities*	$1,592,057
Investments in Affiliates	126,104
Financial Derivative Instruments
Exchange-traded or centrally cleared	527
Over the counter	237
Cash	1,166
Deposits with counterparty	17,071
Foreign currency, at value	3,875
Receivable for investments sold	1,021
Receivable for investments sold on a delayed-delivery basis	3
Receivable for TBA investments sold	471,298
Receivable for Portfolio shares sold	179
Interest and/or dividends receivable	4,720
Dividends receivable from Affiliates	467
Total Assets	2,218,725

Liabilities:

Borrowings & Other Financing Transactions
Payable for short sales	$93,944
Financial Derivative Instruments
Exchange-traded or centrally cleared	659
Over the counter	1,275
Payable for investments purchased	260,410
Payable for investments in Affiliates purchased	498
Payable for TBA investments purchased	527,487
Deposits from counterparty	723
Payable for Portfolio shares redeemed	1,912
Accrued investment advisory fees	291
Accrued supervisory and administrative fees	292
Accrued distribution fees	142
Accrued servicing fees	87
Total Liabilities	887,720

Commitments and Contingent Liabilities^

Net Assets	$1,331,005

Net Assets Consist of:

Paid in capital	$1,448,678
Distributable earnings (accumulated loss)	(117,673)

Net Assets	$1,331,005

Net Assets:

Institutional Class	$17,564
Administrative Class	667,380
Advisor Class	646,061

Shares Issued and Outstanding:

Institutional Class	1,797
Administrative Class	68,270
Advisor Class	66,090

Net Asset Value Per Share Outstanding(a):

Institutional Class	$9.78
Administrative Class	9.78
Advisor Class	9.78

Cost of investments in securities	$1,592,206
Cost of investments in Affiliates	$124,363
Cost of foreign currency held	$3,871
Proceeds received on short sales	$93,979
Cost or premiums of financial derivative instruments, net	$1,671

* Includes repurchase agreements of:	$531,800

†	A zero balance may reflect actual amounts rounding to less than one thousand.
^	See Note 9, Fees and Expenses, in the Notes to Financial Statements for more information.
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Portfolio.

8	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Statement of Operations	PIMCO Low Duration Portfolio

Year Ended December 31, 2025
(Amounts in thousands†)

Investment Income:

Interest	$55,383
Dividends from Investments in Affiliates	5,889
Total Income	61,272

Expenses:

Investment advisory fees	3,374
Supervisory and administrative fees	3,374
Distribution and/or servicing fees - Administrative Class	1,003
Distribution and/or servicing fees - Advisor Class	1,661
Trustee fees	66
Interest expense	141
Miscellaneous expense	16
Total Expenses	9,635
Waiver and/or Reimbursement by PIMCO	(14)
Net Expenses	9,621

Net Investment Income (Loss)	51,651

Net Realized Gain (Loss):

Investments in securities	1,497
Investments in Affiliates	2
Exchange-traded or centrally cleared financial derivative instruments	3,236
Over the counter financial derivative instruments	(2,682)
Foreign currency	178

Net Realized Gain (Loss)	2,231

Net Change in Unrealized Appreciation (Depreciation):

Investments in securities	22,321
Investments in Affiliates	1,340
Exchange-traded or centrally cleared financial derivative instruments	(2,363)
Over the counter financial derivative instruments	(4,067)
Foreign currency assets and liabilities	(102)

Net Change in Unrealized Appreciation (Depreciation)	17,129

Net Increase (Decrease) in Net Assets Resulting from Operations	$71,011

†	A zero balance may reflect actual amounts rounding to less than one thousand.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	9

Statements of Changes in Net Assets	PIMCO Low Duration Portfolio

(Amounts in thousands†)	Year Ended December 31, 2025	Year Ended December 31, 2024

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$51,651	$57,870
Net realized gain (loss)	2,231	(5,822)
Net change in unrealized appreciation (depreciation)	17,129	9,016

Net Increase (Decrease) in Net Assets Resulting from Operations	71,011	61,064

Distributions to Shareholders:

From net investment income and/or net realized capital gains
Institutional Class	(587)	(618)
Administrative Class	(22,784)	(27,094)
Advisor Class	(21,962)	(27,705)

Tax basis return of capital
Institutional Class	(89)	0
Administrative Class	(3,605)	0
Class A	(3,580)	0

Total Distributions(a)	(52,607)	(55,417)

Portfolio Share Transactions:

Net increase (decrease) resulting from Portfolio share transactions*	(71,268)	(52,736)

Total Increase (Decrease) in Net Assets	(52,864)	(47,089)

Net Assets:

Beginning of year	1,383,869	1,430,958
End of year	$1,331,005	$1,383,869

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

10	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Schedule of Investments	PIMCO Low Duration Portfolio	December 31, 2025

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

INVESTMENTS IN SECURITIES 119.6%

CORPORATE BONDS & NOTES 11.9%

BANKING & FINANCE 7.5%

ABN AMRO Bank NV
4.718% due 01/22/2027		$3,900	$3,935

Abu Dhabi Developmental Holding Co. PJSC
5.375% due 05/08/2029		1,800	1,867

American Honda Finance Corp.
4.544% due 08/13/2027 •		3,000	3,007

Athene Global Funding
3.054% (EUR003M + 1.000%) due 02/23/2027 ~	EUR	1,900	2,244
4.696% due 07/16/2026 •		$3,700	3,706

Avolon Holdings Funding Ltd.
5.375% due 05/30/2030		1,100	1,131

Bank of America Corp.
4.623% due 05/09/2029 •		3,200	3,243

Bank of Montreal
4.567% due 09/10/2027 •		2,100	2,109

Banque Federative du Credit Mutuel SA
5.194% due 02/16/2028		1,400	1,432

BPCE SA
5.975% due 01/18/2027 •		2,100	2,101
6.612% due 10/19/2027 •		5,000	5,096

Citibank NA
4.876% due 11/19/2027 •		1,600	1,612
4.929% due 08/06/2026		1,500	1,508
5.438% due 04/30/2026		2,500	2,510

Cooperatieve Rabobank UA
4.395% (SOFRINDX + 0.620%) due 08/28/2026 ~		1,700	1,704

Credit Agricole SA
4.938% (SOFRRATE + 1.210%) due 09/11/2028 ~		1,600	1,609

Danske Bank AS
5.427% due 03/01/2028 •		2,400	2,438

Deutsche Bank AG
4.999% due 09/11/2030 •		2,000	2,032
5.026% (SOFRRATE + 1.219%) due 11/16/2027 ~		4,600	4,621

Ford Credit Canada Co.
7.000% due 02/10/2026	CAD	600	439

Ford Motor Credit Co. LLC
5.800% due 03/05/2027		$1,900	1,925

General Motors Financial Co., Inc.
5.400% due 05/08/2027		3,600	3,660

Goldman Sachs Bank USA
4.539% (SOFRRATE + 0.750%) due 05/21/2027 ~		1,400	1,402

Goldman Sachs Group, Inc.
4.153% due 10/21/2029 •		500	500
4.937% due 04/23/2028 •		2,700	2,731
5.049% due 07/23/2030 •		200	205

Hardwood Funding LLC
4.980% due 06/07/2030 «(e)		1,000	1,017

HSBC Holdings PLC
6.161% due 03/09/2029 •		4,500	4,686

JPMorgan Chase & Co.
4.490% (SOFRRATE + 0.765%) due 09/22/2027 ~		5,000	5,013
5.571% due 04/22/2028 •		1,200	1,224
6.070% due 10/22/2027 •		3,000	3,048

Morgan Stanley
4.968% (SOFRRATE + 1.020%) due 04/13/2028 ~		1,900	1,908

Morgan Stanley Bank NA
4.968% due 07/14/2028 •		500	507
5.016% due 01/12/2029 •		3,300	3,361

Protective Life Global Funding
4.412% (SOFRRATE + 0.500%) due 07/22/2026 ~		2,000	2,003

RGA Global Funding
4.600% due 11/25/2030		1,000	1,001

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Royal Bank of Canada
4.965% due 01/24/2029 •	$1,000	$1,019

Santander U.K. Group Holdings PLC
4.858% due 09/11/2030 •	2,200	2,228

Stellantis Finance U.S., Inc.
5.350% due 03/17/2028	400	408

Stellantis Financial Services U.S. Corp.
4.950% due 09/15/2028	1,600	1,622

Sumitomo Mitsui Financial Group, Inc.
5.464% due 01/13/2026	3,000	3,001

Swedbank AB
5.337% due 09/20/2027	4,100	4,195

Toyota Motor Credit Corp.
4.550% due 08/07/2026	500	502

Wells Fargo & Co.
4.900% due 01/24/2028 •	3,500	3,530
4.970% due 04/23/2029 •	1,200	1,223

		100,263

INDUSTRIALS 3.7%

AbbVie, Inc.
4.800% due 03/15/2027	4,100	4,144

Adnoc Murban Rsc Ltd.
4.250% due 09/11/2029	2,900	2,920

Amgen, Inc.
5.150% due 03/02/2028	283	290

Beignet Investor LLC
6.581% due 05/30/2049	2,110	2,231

BMW U.S. Capital LLC
4.750% due 03/21/2028	2,670	2,709
5.050% due 08/11/2028	1,930	1,979

Broadcom, Inc.
5.050% due 07/12/2027	700	713

Campbell’s Co.
5.300% due 03/20/2026	1,700	1,704

Equifax, Inc.
5.100% due 12/15/2027	4,000	4,078

Global Payments, Inc.
4.500% due 11/15/2028	900	902

Hewlett Packard Enterprise Co.
4.450% due 09/25/2026	2,250	2,257

Hyundai Capital America
4.875% due 06/23/2027	1,300	1,315
5.487% (SOFRRATE + 1.500%) due 01/08/2027 ~	4,000	4,032

International Business Machines Corp.
4.650% due 02/10/2028	2,800	2,842

Las Vegas Sands Corp.
5.625% due 06/15/2028	500	513
5.900% due 06/01/2027	3,400	3,470

Mercedes-Benz Finance North America LLC
4.750% due 03/31/2028	2,800	2,846
4.900% due 11/15/2027	700	713

NTT Finance Corp.
4.567% due 07/16/2027	400	404

Oracle Corp.
4.614% (SOFRRATE + 0.760%) due 08/03/2028 ~	750	740

Philip Morris International, Inc.
4.125% due 04/28/2028	3,200	3,215

Stryker Corp.
4.250% due 09/11/2029	300	302

Volkswagen Group of America Finance LLC
5.050% due 03/27/2028	5,200	5,282

		49,601

UTILITIES 0.7%

AES Corp.
1.375% due 01/15/2026	5,100	5,094

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

NextEra Energy Capital Holdings, Inc.
4.648% (SOFRINDX + 0.800%) due 02/04/2028 ~	$1,400	$1,406

Southern California Edison Co.
4.400% due 09/06/2026	115	115
4.700% due 06/01/2027	100	101
4.875% due 02/01/2027	300	302
5.350% due 03/01/2026	1,200	1,202
5.850% due 11/01/2027	600	617

		8,837

Total Corporate Bonds & Notes (Cost $156,606)		158,701

U.S. GOVERNMENT AGENCIES 37.1%

Federal Home Loan Mortgage Corp.
0.800% due 10/28/2026 (h)	11,800	11,535
2.500% due 01/01/2029	33	33
3.000% due 01/01/2027	13	13
3.500% due 09/01/2030	191	190
4.000% due 12/01/2047 - 08/01/2048	1,901	1,841
5.000% due 06/01/2031 - 04/01/2053	3,382	3,395
6.000% due 04/01/2055	5,458	5,706
6.521% due 09/01/2035 •	13	14
6.797% due 07/01/2035 •	8	8

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.903% due 07/25/2054 ~	1,663	1,619
4.559% due 08/25/2027 •	581	581

Federal Home Loan Mortgage Corp. REMICS
4.774% due 11/25/2055 •	1,234	1,240
4.814% due 11/25/2054 •	4,664	4,684
4.824% due 03/25/2055 •	1,986	2,003
4.844% due 08/25/2054 •	2,036	2,046
4.854% due 08/25/2055 •	9,529	9,588
4.874% due 02/25/2055 •	1,942	1,953
4.974% due 07/25/2055 •	2,365	2,374
5.009% due 03/15/2050 •	2,045	2,023
5.024% due 03/25/2055 - 08/25/2055 •	2,755	2,766
5.074% due 08/25/2055 •	30,070	30,206
5.109% due 12/15/2050 •	765	763
5.274% due 03/25/2055 •	2,499	2,522
5.500% due 01/25/2047	885	885

Federal Home Loan Mortgage Corp. STRIPS
3.123% due 08/15/2044 •	692	725

Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
4.106% due 08/25/2031 •	17	17
5.229% due 02/25/2045 •	49	48
6.500% due 07/25/2043	19	20

Federal National Mortgage Association
2.080% due 10/01/2026	900	887
3.000% due 12/01/2026 - 04/01/2052	53,335	47,585
3.150% due 03/01/2026	2,800	2,789
3.220% due 01/01/2028	1,000	992
3.500% due 07/01/2047 - 12/01/2047	27,239	25,467
4.000% due 08/01/2044 - 08/01/2048	2,855	2,759
4.500% due 05/01/2026 - 08/01/2046	200	199
5.000% due 05/01/2027 - 06/01/2054	86,132	86,060
5.276% due 06/01/2043 •	23	23
5.277% due 07/01/2042 •	9	9
5.327% due 09/01/2041 •	27	28
5.802% due 11/01/2035 •	9	9
6.000% due 02/01/2033 - 01/01/2039	196	208
6.209% due 07/01/2035 •	1	1
6.275% due 09/01/2035 •	16	17
6.497% due 05/01/2038 •	417	435
6.500% due 04/01/2036	33	34

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	11

Schedule of Investments	PIMCO Low Duration Portfolio	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Federal National Mortgage Association REMICS
1.000% due 01/25/2043	$21	$18
1.250% due 11/25/2027	968	950
2.000% due 11/25/2046	2,414	2,271
4.109% due 07/25/2037 •	35	35
4.246% due 12/25/2036 •	11	11
4.723% due 09/25/2049 •	204	203
4.774% due 03/25/2055 •	1,739	1,746
4.824% due 03/25/2055 •	793	797
4.844% due 08/25/2054 •	522	524
4.958% due 06/17/2027 •	1	1
4.989% due 12/25/2047 •	1,031	1,032
5.000% due 04/25/2033	2	2
5.009% due 01/25/2051 •	1,030	1,032
5.034% due 03/25/2055 •	2,603	2,614
5.054% due 08/25/2055 •	1,734	1,741
5.074% due 08/25/2055 •	12,977	13,039
5.374% due 12/25/2054 •	2,877	2,905

Federal National Mortgage Association REMICS Trust
4.698% due 12/25/2042 ~	2	2

Federal National Mortgage Association Trust
4.339% due 03/25/2044 •	6	6
4.536% due 09/25/2042 •	144	143

Government National Mortgage Association
3.000% due 02/20/2030	54	53
3.500% due 10/20/2029	601	597

Government National Mortgage Association REMICS
4.568% due 02/20/2074 •	744	744
4.614% due 06/20/2064 •	1,049	1,050
4.634% due 10/20/2065 •	1,672	1,673
4.654% due 07/20/2063 •	166	166
4.680% due 06/20/2065 •	202	202
4.718% due 04/20/2072 •	2,476	2,481
4.818% due 07/20/2073 - 07/20/2074 •	6,931	6,998
4.868% due 09/20/2073 •	6,682	6,764
4.888% due 08/20/2073 •	1,533	1,550
4.914% due 05/20/2066 •	174	175
4.918% due 05/20/2073 •	2,744	2,781
4.964% due 04/20/2066 •	1,381	1,388
5.078% due 11/20/2072 •	10,708	10,914
5.088% due 11/20/2072 •	12,208	12,454
5.364% due 08/20/2070 •	3,768	3,837
5.418% due 08/20/2071 •	1,746	1,792
5.581% due 07/20/2067 •	1,977	2,004

Uniform Mortgage-Backed Security, TBA
2.500% due 02/01/2056	4,400	3,720
4.000% due 02/01/2056	41,100	38,964
4.500% due 01/01/2041	200	200
5.500% due 02/01/2056	10,300	10,435
6.000% due 02/01/2056 - 03/01/2056	94,900	97,399

Total U.S. Government Agencies (Cost $496,381)		493,713

U.S. TREASURY OBLIGATIONS 13.6%

U.S. Treasury Inflation Protected Securities (d)
0.625% due 07/15/2032	10,310	9,676
1.125% due 01/15/2033	9,619	9,233

U.S. Treasury Notes
2.875% due 05/15/2032 (j)	2,100	1,980
3.625% due 05/15/2026	151,600	151,655
4.875% due 04/30/2026	8,600	8,636

Total U.S. Treasury Obligations (Cost $180,964)		181,180

NON-AGENCY MORTGAGE-BACKED SECURITIES 4.6%

Adjustable Rate Mortgage Trust
5.404% due 09/25/2035 ~	79	69

Atrium Hotel Portfolio Trust
4.978% due 12/15/2036 •	3,614	3,570

Banc of America Funding Trust
4.787% due 01/20/2047 ~	58	51

Banc of America Mortgage Trust
5.631% due 08/25/2034 ~	65	65
5.822% due 07/25/2034 ~	68	66

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Bear Stearns ALT-A Trust
4.166% due 02/25/2034 •		$61	$59

Bear Stearns ARM Trust
4.791% due 01/25/2035 ~		768	750
4.829% due 07/25/2034 ~		44	41
5.125% due 01/25/2035 ~		22	20
5.734% due 01/25/2034 ~		3	3

Bear Stearns Structured Products, Inc. Trust
3.944% due 12/26/2046 ~		125	99
5.000% due 01/26/2036 ~		150	106

Chevy Chase Funding LLC Mortgage-Backed Certificates
4.126% due 01/25/2035 •		3	3

CHL Mortgage Pass-Through Trust
4.796% due 11/25/2034 ~		76	73
5.087% due 02/20/2035 ~		11	11
5.276% due 11/20/2034 ~		173	166
6.148% due 02/20/2036 •		122	115

Citigroup Mortgage Loan Trust, Inc.
5.395% due 08/25/2035 ~		31	28
6.490% due 05/25/2035 •		2	2

CLNY Trust
5.278% due 11/15/2038 •		2,017	1,990

Countrywide Alternative Loan Trust
6.000% due 10/25/2033		4	4

CRSNT Trust
4.694% due 04/15/2036 •		6,000	5,961

DBGS Mortgage Trust
5.410% due 10/15/2039 •		100	100

DROP Mortgage Trust
5.014% due 10/15/2043 •		5,000	4,881

Eurosail-U.K. PLC
4.851% (BP0003M + 0.950%) due 06/13/2045 ~	GBP	1,412	1,903

First Horizon Alternative Mortgage Securities Trust
5.040% due 09/25/2034 ~		$42	42

First Horizon Mortgage Pass-Through Trust
5.998% due 08/25/2035 ~		37	25

GMACM Mortgage Loan Trust
3.693% due 11/19/2035 ~		19	15

Government National Mortgage Association REMICS
4.618% due 10/20/2075 •		1,760	1,758
4.688% due 09/20/2075 •		7,774	7,800

GS Mortgage-Backed Securities Trust
3.000% due 09/25/2052 ~		3,875	3,398

GSR Mortgage Loan Trust
4.951% due 09/25/2035 ~		47	45
6.295% due 09/25/2034 ~		17	17

HarborView Mortgage Loan Trust
4.286% due 05/19/2035 •		24	23
4.742% due 07/19/2035 ~		131	97

JP Morgan Mortgage Trust
5.750% due 01/25/2036		10	5

Merrill Lynch Mortgage Investors Trust
4.346% due 11/25/2035 •		15	14
4.506% due 09/25/2029 •		15	15

Natixis Commercial Mortgage Securities Trust
4.965% due 08/15/2038 •		3,991	3,879

NYO Commercial Mortgage Trust
4.960% due 11/15/2038 •		4,400	4,397

OBX Trust
3.000% due 01/25/2052 ~		3,759	3,289

PHHMC Trust
5.843% due 07/18/2035 ~		44	44

Prime Mortgage Trust
4.246% due 02/25/2034 •		1	1

•Project Cashmere
4.543% due 12/30/2057 «(a)	AUD	20,300	13,547

RFMSI Trust
5.532% due 09/25/2035 ~		$324	202

SFO Commercial Mortgage Trust
5.014% due 05/15/2038 •		2,200	2,197

Structured Adjustable Rate Mortgage Loan Trust
4.473% due 08/25/2035 ~		44	38
5.429% due 01/25/2035 •		70	65

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.298% due 02/25/2034 ~		$25	$24

Structured Asset Mortgage Investments II Trust
4.406% due 02/25/2036 •		30	26

WaMu Mortgage Pass-Through Certificates Trust
4.386% due 12/25/2045 •		19	19
4.526% due 01/25/2045 •		147	143
5.429% due 06/25/2042 •		3	3

Total Non-Agency Mortgage-Backed Securities (Cost $62,101)			61,264

ASSET-BACKED SECURITIES 7.4%

AUTOMOBILE SEQUENTIAL 0.7%

Carvana Auto Receivables Trust
5.420% due 04/10/2028		1,164	1,168

Chesapeake Funding II LLC
5.520% due 05/15/2036		1,799	1,821

Citizens Auto Receivables Trust
5.840% due 01/18/2028		383	385

Ford Auto Securitization Trust II Asset-Backed Notes
6.027% due 07/15/2028	CAD	978	725

Ford Credit Auto Owner Trust
4.850% due 08/15/2035		$1,250	1,276

Oscar U.S. Funding XIV LLC
2.820% due 04/10/2029		2,346	2,327

Stellantis Financial Underwritten Enhanced Lease Trust
4.630% due 07/20/2027		1,548	1,554

Westlake Automobile Receivables Trust
4.820% due 09/15/2027		522	523

			9,779

CMBS OTHER 1.4%

Arbor Realty Commercial Real Estate Notes Ltd.
5.215% due 11/15/2036 •		1,882	1,894

AREIT Trust
5.187% due 01/20/2037 •		2,231	2,228

BDS Ltd.
5.199% due 12/16/2036 •		1,415	1,417

GPMT Ltd.
5.349% due 07/16/2035 •		329	329

KREF Ltd.
5.181% due 02/17/2039 •		2,161	2,164

LoanCore Issuer Ltd.
5.493% due 01/17/2037 •		1,214	1,216

MF1 LLC
5.881% due 06/19/2037 •		3,558	3,559

MF1 Ltd.
5.081% due 02/19/2037 •		3,247	3,247

TRTX Issuer Ltd.
5.386% due 02/15/2039 •		2,724	2,720

			18,774

CREDIT CARD OTHER 0.3%

Synchrony Card Funding LLC
5.740% due 10/15/2029		4,400	4,464

HOME EQUITY OTHER 0.7%

ACE Securities Corp. Home Equity Loan Trust
3.966% due 10/25/2036 •		41	16
4.746% due 12/25/2034 •		691	636
4.776% due 02/25/2036 •		1,894	1,803

Asset-Backed Securities Corp. Home Equity Loan Trust
5.515% due 03/15/2032 •		5	6

Countrywide Asset-Backed Certificates
4.546% due 12/25/2033 •		220	223

Credit Suisse First Boston Mortgage Securities Corp.
4.379% due 01/25/2032 •		1	1

GE-WMC Mortgage Securities Trust
3.926% due 08/25/2036 •		6	3

12	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

December 31, 2025

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Morgan Stanley ABS Capital I, Inc. Trust
4.096% due 05/25/2037 •		$3,461	$3,176

NovaStar Mortgage Funding Trust
4.166% due 05/25/2036 •		357	355

Structured Asset Investment Loan Trust
4.551% due 03/25/2034 •		126	134

Structured Asset Securities Corp. Mortgage Loan Trust
4.579% due 05/25/2036 •		2,560	2,541

			8,894

WHOLE LOAN COLLATERAL 0.0%

Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates
4.406% due 12/25/2035 •		108	108

OTHER ABS 4.3%

Bain Capital Credit CLO Ltd.
5.084% due 10/20/2034 •		1,400	1,401

Barings Euro CLO DAC
0.000% due 08/15/2039 •(a)	EUR	1,000	1,175

BlueMountain CLO XXXIV Ltd.
5.034% due 04/20/2035 •		$1,200	1,201

Cairn CLO XI DAC
3.187% due 01/15/2040 •	EUR	1,500	1,765

Carlyle Euro CLO DAC
2.954% due 08/15/2032 •		2,566	3,019
3.221% due 08/15/2038 •		4,500	5,293

CarVal CLO III Ltd.
4.874% due 07/20/2032 •		$929	929

CCG Receivables Trust
4.480% due 10/14/2032		2,503	2,518

Cedar Funding VI CLO Ltd.
4.974% due 04/20/2034 •		1,200	1,200

CIFC Funding Ltd.
5.077% due 10/24/2030 •		778	779

CVC Cordatus Loan Fund XII DAC
0.000% due 01/23/2039 •(a)	EUR	500	588

Dryden 86 CLO Ltd.
5.012% due 07/17/2034 •		$500	500

Elevation CLO Ltd.
5.158% due 01/25/2035 •		1,200	1,202

Fortress Credit BSL VII Ltd.
4.950% due 07/23/2032 •		319	319

Fortress Credit BSL X Ltd.
5.014% due 04/20/2033 •		500	501

Indigo Credit Management II DAC
3.209% due 07/15/2038 •	EUR	1,200	1,411

KKR CLO 33 Ltd.
4.993% due 07/20/2034 •		$500	500

Madison Park Euro Funding XIV DAC
2.826% due 07/15/2032 •	EUR	4,159	4,892

Massachusetts Educational Financing Authority
5.525% due 04/25/2038 •		$40	40

Penta CLO 9 DAC
2.915% due 07/25/2036 •	EUR	500	588

Pikes Peak CLO 2
5.104% due 10/11/2034 •		$1,000	1,001

Pikes Peak CLO 4
5.115% due 07/15/2034 •		1,100	1,101

Post CLO Ltd.
4.985% due 10/15/2034 •		1,050	1,050

QTS Issuer ABS II LLC
5.044% due 10/05/2055		2,500	2,482

Romark Credit Funding III Ltd.
5.539% due 09/15/2042		700	702

Sandstone Peak Ltd.
5.185% due 10/15/2034 •		2,200	2,204

Shackleton CLO Ltd.
5.084% due 07/20/2034 •		1,500	1,501

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

SMB Private Education Loan Trust
3.940% due 02/16/2055		$2,129	$2,086
5.380% due 07/15/2053		825	843
5.434% due 02/16/2055 •		2,129	2,150
5.670% due 11/15/2052		1,856	1,908

Stonepeak ABS
2.301% due 02/28/2033		1,432	1,399

Tesla Sustainable Energy Trust
5.080% due 06/21/2050		396	398

Toro European CLO 7 DAC
2.874% due 02/15/2034 •	EUR	4,346	5,112

Trinitas CLO VI Ltd.
4.968% due 01/25/2034 •		$1,300	1,301

Whetstone Park CLO Ltd.
4.954% due 01/20/2035 •		1,200	1,200

Wind River CLO Ltd.
4.965% due 10/15/2034 •		895	893

			57,152

Total Asset-Backed Securities (Cost $98,258)			99,171

SOVEREIGN ISSUES 3.6%

Brazil Letras do Tesouro Nacional
0.000% due 04/01/2026 (b)	BRL	163,400	28,845

Cassa Depositi e Prestiti SpA
5.875% due 04/30/2029		$3,100	3,271

Israel Government International Bonds
5.375% due 02/19/2030		1,500	1,554

Korea Expressway Corp.
5.000% due 05/14/2027		2,000	2,031

Korea Housing Finance Corp.
4.875% due 08/27/2027		1,300	1,322

Kuwait International Government Bonds
4.016% due 10/09/2028		2,800	2,807

Republic of Poland Government International Bonds
4.625% due 03/18/2029		3,850	3,934

Saudi Government International Bonds
5.125% due 01/13/2028		3,600	3,680

Total Sovereign Issues (Cost $47,308)			47,444

SHORT-TERM INSTRUMENTS 41.4%

COMMERCIAL PAPER 1.4%

Air Lease Corp.
4.000% due 01/14/2026		250	250
4.180% due 01/07/2026		700	699
4.180% due 01/09/2026		250	250
4.220% due 01/12/2026		250	250
4.300% due 01/08/2026		500	499

Alimentation Couche-Tard, Inc.
4.110% due 01/08/2026		250	250

AMETEK, Inc.
4.020% due 01/12/2026		950	949
4.150% due 01/06/2026		250	250

Bacardi-Martini BV
4.350% due 01/29/2026		250	249

Conagra Brands, Inc.
4.050% due 01/05/2026		250	250
4.130% due 01/07/2026		400	400

Crown Castle, Inc.
4.140% due 01/22/2026		300	299
4.150% due 01/20/2026		2,450	2,444
4.150% due 01/21/2026		300	299
4.150% due 01/22/2026		350	349

Edison International
4.250% due 01/02/2026		250	250
4.550% due 01/05/2026		500	500
4.550% due 01/06/2026		250	250
4.550% due 01/07/2026		250	250

Enbridge U.S., Inc.
4.040% due 01/02/2026		250	250
4.040% due 01/07/2026		600	599

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Fidelity National Information Services, Inc.
3.950% due 01/14/2026	$250	$250

HA Sustainable Infrastructure Capital, Inc.
4.150% due 01/08/2026	250	250

HCA, Inc.
4.100% due 01/20/2026	500	499
4.100% due 01/21/2026	500	499
4.100% due 01/26/2026	250	249
4.120% due 01/20/2026	250	249
4.120% due 02/02/2026	400	398
4.120% due 02/12/2026	500	498
4.300% due 01/13/2026	250	250

Jabil, Inc.
4.130% due 01/07/2026	300	300
4.130% due 01/12/2026	350	349
4.130% due 01/14/2026	950	948
4.150% due 01/07/2026	250	250
4.150% due 01/13/2026	250	250

Keurig Dr. Pepper, Inc.
4.000% due 01/07/2026	450	450
4.240% due 01/09/2026	700	699

Oracle Corp.
4.220% due 01/16/2026	1,150	1,148

San Diego Gas & Electric Co.
3.940% due 01/20/2026	250	249

Southern California Edison Co.
4.550% due 01/05/2026	900	899

VW Credit, Inc.
4.220% due 01/13/2026	250	250

		18,720

REPURCHASE AGREEMENTS (f) 40.0%
		531,800

U.S. TREASURY BILLS 0.0%
3.921% due 01/27/2026 (b)(c)	64	64

Total Short-Term Instruments (Cost $550,588)		550,584

Total Investments in Securities (Cost $1,592,206)		1,592,057

	SHARES
INVESTMENTS IN AFFILIATES 9.5%

SHORT-TERM INSTRUMENTS 9.5%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 9.5%

PIMCO Short Asset Portfolio	12,845,462	126,104

Total Short-Term Instruments (Cost $124,363)		126,104

Total Investments in Affiliates (Cost $124,363)		126,104

Total Investments 129.1% (Cost $1,716,569)		$1,718,161

Financial Derivative Instruments (g)(i) (0.1)% (Cost or Premiums, net $1,671)		(1,170)

Other Assets and Liabilities, net (29.0)%		(385,986)

Net Assets 100.0%		$1,331,005

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	13

Schedule of Investments	PIMCO Low Duration Portfolio	(Cont.)

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	When-issued security.
(b)	Zero coupon security.
(c)	Coupon represents a yield to maturity.
(d)	Principal amount of security is adjusted for inflation.

(e) RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Hardwood Funding LLC	4.980%	06/07/2030	03/11/2025	$ 1,000	$1,017	0.08%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(f) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BOS	3.790%	01/02/2026	01/05/2026	$245,100	U.S. Treasury Note/Bond 4.125% due 03/31/2031	$(197,920)	$245,100	$245,100
					U.S. Treasury Notes 3.500% due 11/30/2030	(52,093)
	3.870	12/31/2025	01/02/2026	244,600	U.S. Treasury Note/Bond 3.750% due 12/31/2028	(134,967)	244,600	244,653
					U.S. Treasury Notes 4.125% due 10/31/2029	(114,437)
SAL	3.930	12/31/2025	01/02/2026	42,100	U.S. Treasury Bills 0.000% due 12/24/2026	(42,961)	42,100	42,109

Total Repurchase Agreements						$(542,378)	$531,800	$531,862

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (7.1)%
Uniform Mortgage-Backed Security, TBA	3.000%	02/01/2056	$63,100	$(55,831)	$(55,777)
Uniform Mortgage-Backed Security, TBA	3.500	02/01/2056	34,500	(31,789)	(31,790)
Uniform Mortgage-Backed Security, TBA	5.000	02/01/2056	6,400	(6,359)	(6,377)

Total Short Sales (7.1)%				$(93,979)	$(93,944)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of December 31, 2025:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
BOS	$489,753	$0	$0	$489,753	$(499,417)	$(9,664)
SAL	42,109	0	0	42,109	(42,961)	(852)

Total Borrowings and Other Financing Transactions	$531,862	$0	$0

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

The average amount of borrowings outstanding during the period ended December 31, 2025 was $(34) at a weighted average interest rate of 4.392%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

14	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

December 31, 2025

(g) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

WRITTEN OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price		Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOE U.S. Treasury 10-Year Note February Futures		$111.500	01/23/2026	42	$42	$(7)	$(6)
Put - CBOE U.S. Treasury 10-Year Note February Futures		112.000	01/23/2026	18	18	(3)	(6)
Call - CBOE U.S. Treasury 10-Year Note February Futures		113.500	01/23/2026	60	60	(12)	(5)
Put - EUREX Euro-Bund January 2026 Futures	EUR	127.500	01/23/2026	3	3	(1)	(2)
Call - EUREX Euro-Bund January 2026 Futures		130.500	01/23/2026	3	3	(2)	0

Total Written Options						$(25)	$(19)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Euro-Bobl March Futures	03/2026	10	$1,365	$(10)	$0	$(1)
Euro-Bund March Futures	03/2026	9	1,349	(19)	0	(3)
U.S. Treasury 2-Year Note March Futures	03/2026	5,167	1,078,813	21	0	(363)
U.S. Treasury 5-Year Note March Futures	03/2026	1,915	209,318	(214)	0	(214)

				$(222)	$0	$(581)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury 10-Year Note March Futures	03/2026	94	$(10,569)	$71	$19	$0
U.S. Ultra Treasury 10-Year Note March Futures	03/2026	1,064	(122,377)	696	199	0

				$767	$218	$0

Total Futures Contracts				$545	$218	$(581)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2025(2)	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
									Asset	Liability
Goldman Sachs Group, Inc.	1.000%	Quarterly	06/20/2026	0.252%	$500	$3	$(1)	$2	$0	$0
Morgan Stanley	1.000	Quarterly	06/20/2026	0.226	3,000	12	0	12	0	0
Oracle Corp.	1.000	Quarterly	06/20/2030	1.367	1,000	22	(37)	(15)	0	0

						$37	$(38)	$(1)	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
								Asset	Liability
CDX.IG-45 5-Year Index	1.000%	Quarterly	12/20/2030	$500	$11	$1	$12	$0	$0

INTEREST RATE SWAPS

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day GBP-SONIO Compounded-OIS	3.750%	Annual	09/17/2030	GBP	19,800	$(107)	$217	$110	$22	$0
Pay	1-Day GBP-SONIO Compounded-OIS	3.930	Annual	01/06/2035		300	(1)	0	(1)	0	0
Receive(5)	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	03/18/2028	JPY	5,270,000	109	51	160	21	0
Pay	1-Day USD-SOFR Compounded-OIS	2.150	Annual	06/15/2027	$	31,500	(120)	(780)	(900)	0	(14)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	15

Schedule of Investments	PIMCO Low Duration Portfolio	(Cont.)

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	1-Day USD-SOFR Compounded-OIS	3.750%	Annual	12/18/2029	$	16,000	$36	$(246)	$(210)	$22	$0
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	03/04/2030		2,100	(4)	(23)	(27)	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.582	Annual	10/31/2030		7,930	0	(42)	(42)	13	0
Receive	1-Day USD-SOFR Compounded-OIS	3.623	Annual	10/31/2030		2,600	0	(19)	(19)	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.664	Annual	10/31/2030		1,700	0	(15)	(15)	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.677	Annual	10/31/2030		1,400	0	(13)	(13)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.689	Annual	10/31/2030		5,900	0	(60)	(60)	9	0
Receive	1-Day USD-SOFR Compounded-OIS	3.691	Annual	10/31/2030		2,700	0	(28)	(28)	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.722	Annual	10/31/2030		5,600	0	(66)	(66)	9	0
Receive	1-Day USD-SOFR Compounded-OIS	3.735	Annual	10/31/2030		3,700	0	(46)	(46)	6	0
Receive	1-Day USD-SOFR Compounded-OIS	3.739	Annual	10/31/2030		2,100	0	(26)	(26)	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	05/15/2032		59,700	5	(600)	(595)	107	0
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2032		12,230	1,262	(45)	1,217	24	0
Receive	1-Day USD-SOFR Compounded-OIS	3.850	Annual	08/05/2034		400	(2)	(2)	(4)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.679	Annual	08/13/2034		100	0	0	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.558	Annual	08/21/2034		200	(1)	4	3	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.605	Annual	08/28/2034		200	(1)	3	2	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.514	Annual	09/04/2034		300	(1)	6	5	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.408	Annual	09/05/2034		200	(1)	6	5	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.232	Annual	09/10/2034		150	(1)	7	6	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.240	Annual	09/16/2034		300	(1)	12	11	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.278	Annual	09/16/2034		280	(1)	11	10	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.280	Annual	09/16/2034		200	(1)	8	7	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.231	Annual	09/18/2034		500	(2)	21	19	1	0
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	02/26/2035		100	0	(2)	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.890	Annual	03/03/2035		150	(1)	0	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.908	Annual	03/04/2035		900	(3)	(6)	(9)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.870	Annual	03/05/2035		300	(1)	(1)	(2)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.874	Annual	03/05/2035		1,200	(4)	(4)	(8)	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.899	Annual	03/11/2035		900	(3)	(5)	(8)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.905	Annual	03/12/2035		600	(2)	(4)	(6)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.975	Annual	03/21/2035		1,300	(4)	(16)	(20)	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.930	Annual	03/24/2035		1,500	(4)	(13)	(17)	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.884	Annual	03/25/2035		800	(2)	(4)	(6)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2035		10,000	213	256	469	24	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2035		1,225	(8)	13	5	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2045		775	26	19	45	2	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	06/18/2035	AUD	35,600	605	(1,083)	(478)	0	(45)
Receive	6-Month EUR-EURIBOR	2.700	Annual	08/13/2029	EUR	700	(1)	(8)	(9)	0	0
Receive	6-Month EUR-EURIBOR	2.650	Annual	08/14/2029		300	0	(3)	(3)	0	0
Receive	6-Month EUR-EURIBOR	2.300	Annual	09/25/2029		200	0	1	1	0	0
Receive	6-Month EUR-EURIBOR	2.400	Annual	04/09/2030		300	(1)	(2)	(3)	0	0
Receive	6-Month EUR-EURIBOR	2.590	Annual	08/19/2034		200	(1)	5	4	0	0
Receive	6-Month EUR-EURIBOR	2.400	Annual	02/12/2035		100	0	3	3	0	0
Receive	6-Month EUR-EURIBOR	2.520	Annual	04/09/2035		200	(1)	5	4	0	0
Receive	6-Month EUR-EURIBOR	2.550	Annual	04/16/2035		300	(1)	6	5	1	0
Receive	6-Month EUR-EURIBOR	2.530	Annual	04/23/2035		170	(1)	4	3	0	0
Receive	6-Month EUR-EURIBOR	2.450	Annual	05/05/2035		300	(1)	9	8	1	0

							$1,973	$(2,495)	$(522)	$309	$(59)

Total Swap Agreements							$2,021	$(2,532)	$(511)	$309	$(59)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of December 31, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value		Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options		Futures		Swap Agreements		Total
Total Exchange-Traded or Centrally Cleared	$0	$218	$309	$527		$(19)		$(581)		$(59)		$(659)

(h)

Securities with an aggregate market value of $1,416 and cash of $17,071 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2025. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

16	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

December 31, 2025

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

(i) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BOA	01/2026	TWD	1,262		$41	$1	$0
	01/2026		$12	PLN	46	0	0

BPS	01/2026	CNH	426		$60	0	(1)
	01/2026	IDR	2,675,818		160	0	0
	01/2026	NZD	1,320		750	0	(10)
	01/2026	TWD	5,249		172	5	0
	03/2026		1,163		37	1	0
	04/2026	BRL	20,300		3,554	0	(75)

BRC	01/2026		$28	MYR	115	0	0
	01/2026		202	ZAR	3,490	9	0

BSH	01/2026		642	JPY	99,979	0	(4)
	04/2026	BRL	38,700		$6,814	6	(110)

CBK	01/2026	AUD	769		511	0	(2)
	01/2026	INR	7,456		84	1	0
	01/2026	JPY	33,200		214	2	0
	01/2026	TWD	5,635		185	6	0
	03/2026		1,264		41	1	0

DUB	01/2026	INR	2,808		32	0	0
	01/2026		$27	ILS	87	0	0
	01/2026		63	KRW	91,998	1	0
	01/2026		357	ZAR	6,220	18	0
	02/2026	ILS	87		$27	0	0

FAR	01/2026	AUD	1,550		1,010	0	(25)
	01/2026	CNH	212		30	0	0
	01/2026	GBP	2,176		2,858	0	(76)
	01/2026	MXN	1,412		76	0	(2)
	01/2026		$14	ILS	46	0	0
	01/2026		63	PLN	232	1	0
	01/2026		251	ZAR	4,313	9	0
	02/2026	ILS	46		$14	0	0

GLM	01/2026	CHF	431		538	0	(7)
	01/2026	ILS	173		53	0	(1)
	01/2026		$3	MYR	11	0	0
	01/2026		45	PLN	164	1	0
	01/2026		0	THB	1	0	0
	01/2026		186	ZAR	3,207	7	0
	03/2026	BRL	3,768		$680	1	0
	03/2026		$4	BRL	21	0	0
	04/2026	BRL	79,400		$13,998	38	(232)

JPM	01/2026	CNH	884		126	0	(1)
	01/2026	ILS	282		86	0	(2)
	01/2026	INR	1,187		13	0	0
	01/2026	KRW	242,948		169	1	0
	01/2026		$45	PLN	166	1	0
	01/2026		69	ZAR	1,176	3	0

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	17

Schedule of Investments	PIMCO Low Duration Portfolio	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	02/2026		$169	KRW	242,629	$0	$(1)
	04/2026	BRL	25,000		$4,241	0	(227)

MBC	01/2026	CAD	3,439		2,444	0	(64)
	01/2026	SGD	880		678	0	(7)
	01/2026		$28	JPY	4,286	0	0
	01/2026		176	THB	5,715	5	0

NGF	01/2026		103	KRW	150,814	2	0

SCX	01/2026	CNH	424		$60	0	(1)
	01/2026	IDR	4,450,811		266	0	0
	01/2026	TWD	1,368		45	1	0
	01/2026		$499	JPY	77,556	0	(3)

SOG	01/2026	EUR	22,705		$26,287	0	(407)
	01/2026		$1,855	JPY	290,126	0	(2)
	03/2026		0	MXN	5	0	0

UAG	01/2026		1,738	EUR	1,486	10	0
	01/2026		31	PLN	113	1	0
	01/2026		350	ZAR	6,093	17	0

Total Forward Foreign Currency Contracts						$149	$(1,260)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
DUB	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.757%	09/18/2026	87,500	$72	$46

MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.757	09/18/2026	75,000	58	39

NGF	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.757	09/18/2026	400	0	0

Total Purchased Options							$130	$85

WRITTEN OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BPS	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.551%	01/05/2026	400	$ (1)	$0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.831	01/05/2026	400	(1)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.625	01/08/2026	200	(1)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.925	01/08/2026	200	(1)	0

FAR	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.580	01/05/2026	1,300	(3)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.860	01/05/2026	1,300	(3)	0

GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.548	01/02/2026	600	(1)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.848	01/02/2026	600	(1)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.578	01/12/2026	700	(1)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.878	01/12/2026	700	(2)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.648	01/15/2026	200	(1)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.928	01/15/2026	200	(1)	0

MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.625	01/08/2026	1,200	(3)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.925	01/08/2026	1,200	(3)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.639	01/12/2026	1,100	(3)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.919	01/12/2026	1,100	(3)	(1)

NGF	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.498	01/05/2026	1,900	(4)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.798	01/05/2026	1,900	(4)	(3)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.639	01/12/2026	1,800	(4)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.919	01/12/2026	1,800	(4)	(1)

Total Written Options							$(45)	$(7)

18	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

December 31, 2025

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES—SELL PROTECTION(2)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2025(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
									Asset	Liability
BPS	Colombia Government International Bonds	1.000%	Quarterly	06/20/2027	1.075%	$800	$(38)	$37	$0	$(1)
	Colombia Government International Bonds	1.000	Quarterly	12/20/2027	1.164	200	(18)	17	0	(1)

CBK	Colombia Government International Bonds	1.000	Quarterly	12/20/2026	0.897	2,400	(117)	120	3	0
	Colombia Government International Bonds	1.000	Quarterly	06/20/2027	1.075	900	(32)	31	0	(1)

GST	Soft Bank Group, Inc.	1.000	Quarterly	06/20/2026	1.706	300	(3)	2	0	(1)

MYC	Colombia Government International Bonds	1.000	Quarterly	06/20/2027	1.075	1,400	(50)	49	0	(1)
	Colombia Government International Bonds	1.000	Quarterly	12/20/2027	1.164	1,700	(152)	149	0	(3)

Total Swap Agreements							$(410)	$405	$3	$(8)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of December 31, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(6)
BOA	$1	$0	$0	$1	$0	$0	$0	$0	$1	$0	$1
BPS	6	0	0	6	(86)	0	(2)	(88)	(82)	0	(82)
BRC	9	0	0	9	0	0	0	0	9	0	9
BSH	6	0	0	6	(114)	0	0	(114)	(108)	0	(108)
CBK	10	0	3	13	(2)	0	(1)	(3)	10	(200)	(190)
DUB	19	46	0	65	0	0	0	0	65	0	65
FAR	10	0	0	10	(103)	0	0	(103)	(93)	292	199
GLM	47	0	0	47	(240)	(1)	0	(241)	(194)	0	(194)
GST	0	0	0	0	0	0	(1)	(1)	(1)	0	(1)
JPM	5	0	0	5	(231)	0	0	(231)	(226)	285	59
MBC	5	0	0	5	(71)	0	0	(71)	(66)	0	(66)
MYC	0	39	0	39	0	(1)	(4)	(5)	34	0	34
NGF	2	0	0	2	0	(5)	0	(5)	(3)	0	(3)
SCX	1	0	0	1	(4)	0	0	(4)	(3)	0	(3)
SOG	0	0	0	0	(409)	0	0	(409)	(409)	282	(127)
UAG	28	0	0	28	0	0	0	0	28	0	28

Total Over the Counter	$149	$85	$3	$237	$(1,260)	$(7)	$(8)	$(1,275)

(j)

Securities with an aggregate market value of $859 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2025.

(1)	Notional Amount represents the number of contracts.
(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	19

Schedule of Investments	PIMCO Low Duration Portfolio	(Cont.)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Statement of Assets and Liabilities as of December 31, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$218	$218
Swap Agreements	0	0	0	0	309	309

	$0	$0	$0	$0	$527	$527

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$149	$0	$149
Purchased Options	0	0	0	0	85	85
Swap Agreements	0	3	0	0	0	3

	$0	$3	$0	$149	$85	$237

	$0	$3	$0	$149	$612	$764

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$19	$19
Futures	0	0	0	0	581	581
Swap Agreements	0	0	0	0	59	59

	$0	$0	$0	$0	$659	$659

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,260	$0	$1,260
Written Options	0	0	0	0	7	7

Swap Agreements	0	8	0	0	0	8

	$0	$8	$0	$1,260	$7	$1,275

	$0	$8	$0	$1,260	$666	$1,934

The effect of Financial Derivative Instruments on the Statement of Operations for the period ended December 31, 2025:
	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$267	$267
Futures	0	0	0	0	3,580	3,580
Swap Agreements	0	27	0	0	(638)	(611)

	$0	$27	$0	$0	$3,209	$3,236

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(3,434)	$0	$(3,434)
Purchased Options	0	0	0	0	(1,194)	(1,194)
Written Options	0	8	0	0	1,860	1,868
Swap Agreements	0	78	0	0	0	78

	$0	$86	$0	$(3,434)	$666	$(2,682)

	$0	$113	$0	$(3,434)	$3,875	$554

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$10	$10
Futures	0	0	0	0	(861)	(861)
Swap Agreements	0	(38)	0	0	(1,474)	(1,512)

	$0	$(38)	$0	$0	$(2,325)	$(2,363)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(4,162)	$0	$(4,162)
Purchased Options	0	0	0	0	789	789
Written Options	0	0	0	0	(719)	(719)
Swap Agreements	0	25	0	0	0	25

	$0	$25	$0	$(4,162)	$70	$(4,067)

	$0	$(13)	$0	$(4,162)	$(2,255)	$(6,430)

20	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

December 31, 2025

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of December 31, 2025 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2025
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$99,246	$1,017	$100,263
Industrials	0	49,601	0	49,601
Utilities	0	8,837	0	8,837
U.S. Government Agencies	0	493,713	0	493,713
U.S. Treasury Obligations	0	181,180	0	181,180
Non-Agency Mortgage-Backed Securities	0	47,717	13,547	61,264
Asset-Backed Securities
Automobile Sequential	0	9,779	0	9,779
CMBS Other	0	18,774	0	18,774
Credit Card Other	0	4,464	0	4,464
Home Equity Other	0	8,894	0	8,894
Whole Loan Collateral	0	108	0	108
Other ABS	0	57,152	0	57,152
Sovereign Issues	0	47,444	0	47,444
Short-Term Instruments
Commercial Paper	0	18,720	0	18,720
Repurchase Agreements	0	531,800	0	531,800
U.S. Treasury Bills	0	64	0	64

	$0	$1,577,493	$14,564	$1,592,057

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$126,104	$0	$0	$126,104

Total Investments	$126,104	$1,577,493	$14,564	$1,718,161

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2025
Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(93,944)	$0	$(93,944)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	527	0	527
Over the counter	0	237	0	237

	$0	$764	$0	$764

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(6)	(653)	0	(659)
Over the counter	0	(1,275)	0	(1,275)

	$(6)	$(1,928)	$0	$(1,934)

Total Financial Derivative Instruments	$(6)	$(1,164)	$0	$(1,170)

Totals	$126,098	$1,482,385	$14,564	$1,623,047

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended December 31, 2025:

Category and Subcategory	Beginning Balance at 12/31/2024	Net Purchases	Net Sales/ Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2025	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2025(1)
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$1,000	$0	$0	$0	$17	$0	$0	$1,017	$17
Non-Agency Mortgage-Backed Securities	0	13,273	0	0	0	274	0	0	13,547	274

Totals	$0	$14,273	$0	$0	$0	$291	$0	$0	$14,564	$291

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 12/31/2025	Valuation Technique	Unobservable Inputs	(% Unless Noted Otherwise)
				Input Value(s)	Weighted Average
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$1,017	Discounted Cash Flow	Discount Rate	4.550	—
Non-Agency Mortgage-Backed Securities	13,547	Recent Transaction	Purchase Price	100.00	—

Total	$14,564

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2025 may be due to an investment no longer held or categorized as Level 3 at period end.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	21

Notes to Financial Statements

1. ORGANIZATION

PIMCO Variable Insurance Trust (the “Trust”) is a Delaware statutory trust established under a trust instrument dated October 3, 1997. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans. Information presented in these financial statements pertains to the Institutional Class, Administrative Class and Advisor Class shares of the PIMCO Low Duration Portfolio (the “Portfolio”) offered by the Trust. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Portfolio.

Hereinafter, the Board of Trustees of the Portfolio shall be collectively referred to as the “Board.”

The Portfolio has adopted the Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280) — Improvements to Reportable Segment Disclosures. Adoption of the standard impacted financial statement disclosures only and did not affect the Portfolio’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and to assess its performance, and has discrete financial information available. The Officers, as listed in the Management of the Trust section of the most recent Statement of Additional Information, act as the Portfolio’s CODM. The Portfolio represents a single operating segment, as the CODM monitors the operating results of the Portfolio as a whole and the Portfolio’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Portfolio’s portfolio managers as a team. The financial information in the form of the Portfolio’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Portfolio’s comparative benchmarks and to make resource allocation decisions for the Portfolio’s single segment, is consistent with that presented within the Portfolio’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Portfolio is treated as an investment company under the reporting requirements of U.S. GAAP, including but not limited to ASC 946. The functional and reporting currency for the Portfolio is the U.S. dollar. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statement of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Statement of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt

22	PIMCO VARIABLE INSURANCE TRUST

December 31, 2025

obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable. A debt obligation may be granted, in certain situations, a contractual or non-contractual forbearance for interest payments that are expected to be paid after agreed upon pay dates.

(b) Foreign Currency Translation The market values of foreign securities, currency holdings and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Portfolio does not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) from investments on the Statement of Operations. The Portfolio may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains (losses) arising from sales of spot foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Statement of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Statement of Operations.

(c) Multi-Class Operations Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains (losses) are allocated daily based on the relative net assets of each class of the Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees. Under certain circumstances, the per share net asset value (“NAV”) of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(d) Distributions to Shareholders Distributions from net investment income, if any, are declared daily and distributed to shareholders monthly. In addition, the Portfolio distributes any net capital gains it earns from the sale of portfolio securities to shareholders no less frequently than annually. The Portfolio may revise its distribution policy or postpone the payment of distributions at any time.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income distributions and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Separately, if the Portfolio determines or estimates, as applicable, that a portion of a distribution may be comprised of amounts from sources other than net investment income in accordance with its policies, accounting records (if applicable) and accounting practices, the Portfolio will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. For these purposes, the Portfolio determines or estimates, as applicable, the source or sources from which a distribution is paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is determined or estimated, as applicable, that a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between the Portfolio’s daily internal accounting records and practices, the Portfolio’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, the Portfolio’s internal accounting records and practices may take into account, among other factors, tax-related characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include but are not limited to, for certain funds, the treatment of periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible that the Portfolio may not issue a Section 19 Notice in situations where the Portfolio’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Final

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	23

Notes to Financial Statements	(Cont.)

determination of a distribution’s tax character will be provided to shareholders when such information is available.

Distributions classified as a tax basis return of capital at the Portfolio’s fiscal year end, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital on the Statement of Assets and Liabilities. In addition, other amounts have been reclassified between distributable earnings (accumulated loss) and paid in capital on the Statement of Assets and Liabilities to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(e) New Accounting Pronouncements and Regulatory Updates In September 2023, the U.S. Securities and Exchange Commission (“SEC”) adopted amendments to Rule 35d-1 under the Act, which governs fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. Changes to a fund’s calculation methodology for derivatives instruments for purposes of Rule 35d-1 consistent with such amendments and applicable regulatory interpretations thereof will not constitute a change to a fund’s policy adopted pursuant to Rule 35d-1 and will not require notice or shareholder approval. The amendments became effective December 11, 2023. On March 14, 2025, the SEC extended the compliance date from December 11, 2025 to June 11, 2026 for fund groups with $1 billion or more in net assets and modified the operation of the compliance dates to allow for compliance based on the timing of certain annual disclosure and reporting obligations that are tied to a fund’s fiscal year-end. At this time, management is evaluating the implications of these changes on the financial statements.

In December 2023, FASB issued ASU 2023-09, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. Management has implemented changes in connection with the amendments and where applicable included additional disclosure in the Notes to Financial Statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The NAV of the Portfolio’s shares, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Portfolio or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Portfolio’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolio or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Portfolio may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Portfolio generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Portfolio may calculate its NAV as of the NYSE Close for such day or such other time that the Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange or the NYSE Close if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated PIMCO as the valuation designee (“Valuation

24	PIMCO VARIABLE INSURANCE TRUST

December 31, 2025

Designee”) for the Portfolio to perform the fair value determination relating to all Portfolio investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of portfolio investments. The Valuation Designee may value portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, exchange-traded funds (“ETFs”), exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures, are valued at the settlement price determined by the relevant exchange. Swap agreements and swaptions are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Portfolio’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Portfolio may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Portfolio’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio’s next calculated NAV. An alternative exchange rate may be obtained from a Pricing Source or an exchange rate may otherwise be determined if believed to be more reflective of the rates at which the Portfolio may transact.

Whole loans may be fair valued using inputs that take into account borrower-or loan-level data (e.g., credit risk of the borrower) that is updated periodically throughout the life of each individual loan; any new borrower- or loan-level data received in written reports periodically by the Portfolio normally will be taken into account in calculating the NAV. The Portfolio’s whole loan investments, including those originated by the Portfolio or through an alternative lending platform, generally are fair valued by the Valuation Designee in accordance with procedures approved by the Board.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and procedures are intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	25

Notes to Financial Statements	(Cont.)

be realized if the securities were sold. The Portfolio’s use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Frequent or Excessive Purchases, Exchanges and Redemptions” section in the Portfolio’s prospectus.

Under certain circumstances, the per share NAV of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

∎	Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

∎	Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between fair value Levels of the Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These

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securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

The Discounted Cash Flow model is based on future cash flows generated by the investment and may be normalized based on expected investment performance. Future cash flows are discounted to present value using an appropriate rate of return, typically calibrated to the initial transaction date and adjusted based on Capital Asset Pricing Model and/or other market-based inputs. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Securities may be valued based on purchase prices of privately negotiated transactions. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

The Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur

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Notes to Financial Statements	(Cont.)

expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. A complete schedule of portfolio holdings for each affiliate fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available at the SEC’s website at www.sec.gov. A copy of each affiliate fund’s shareholder report is also available at the SEC’s website at www.sec.gov, on the Portfolio’s website at www.pimco.com, or upon request, as applicable. The tables below show the Portfolio’s transactions in and earnings from investments in the affiliated funds for the period ended December 31, 2025 (amounts in thousands†):

Investment in PIMCO Short Asset Portfolio

Market Value 12/31/2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 12/31/2025	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$119,840	$4,924	$0	$0	$1,340	$126,104	$4,925	$0

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 12/31/2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 12/31/2025	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$650	$262,330	$(262,982)	$2	$0	$0	$964	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(b) Investments in Securities

The Portfolio may utilize the investments and strategies described below to the extent permitted by the Portfolio’s investment policies.

Delayed-Delivery Transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, the Portfolio will designate or receive as collateral liquid assets in an amount sufficient to meet the purchase price or respective obligations. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. The Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain (loss). When the Portfolio has sold a security on a delayed-delivery basis, the Portfolio does not participate in future gains (losses) with respect to the security.

Inflation-Indexed Bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury Inflation-Protected Securities (“TIPS”). For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Mortgage-Related and Other Asset-Backed Securities directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are interests in pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal payments. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease

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payments and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including, but not limited to, auto loans, accounts receivable such as credit card receivables and hospital account receivables, home equity loans, student loans, boat loans, mobile home loans, recreational vehicle loans, manufactured housing loans, aircraft leases, computer leases, syndicated bank loans, peer-to-peer loans and litigation finance loans. The Portfolio may invest in any level of the capital structure of an issuer or mortgage-backed or asset-backed securities, including the equity or “first loss” tranche.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs, CLOs and other CDOs are types of asset-backed securities. A CBO is a trust which is often backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. Other CDOs are trusts backed by other types of assets representing obligations of various parties. For CBOs, CLOs and other CDOs, the cash flows from the trust are split into portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche which bears the first loss from any defaults from the bonds or loans in the trust, although more senior tranches may also bear losses. Since they are partially protected from defaults, senior tranches from a CBO trust, CLO trust or trust of another CDO typically have higher ratings and lower yields than their underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CBO, CLO or other CDO tranches can experience substantial losses due to actual defaults, downgrades of the underlying collateral by rating agencies, forced liquidation of the collateral pool due to a failure of coverage tests, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CBO, CLO or other CDO securities as a class. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Portfolio invests. In addition to the normal risks associated with fixed income securities discussed elsewhere in this report and the Portfolio’s prospectus and statement of additional information (e.g., prepayment risk, credit risk, liquidity risk, market risk, structural risk, legal risk and interest rate risk (which may be exacerbated if the interest rate payable on a structured financing changes based on multiples of changes in interest rates or inversely to changes in interest rates)), CBOs, CLOs and other CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) risks related to the capability of the servicer of the securitized assets, (iv) the risk that the Portfolio may invest in CBOs, CLOs, or other CDOs that are subordinate to other classes, (v) the structure and complexity of the transaction and the legal documents may not be fully understood at the time of investment and could lead to disputes with the issuer or among investors regarding the characterization of proceeds or unexpected investment results, and (vi) the CDO’s manager may perform poorly.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Restricted Investments are subject to legal or contractual restrictions on resale and may generally be sold privately, but may be required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933, as amended. Disposal of restricted investments may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted investments held by the Portfolio as of December 31, 2025, as applicable, are disclosed in the Notes to Schedule of Investments.

Securities Issued by U.S. Government Agencies or Government-Sponsored Enterprises are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. The U.S. Government does not guarantee the net asset value of the Portfolio’s shares. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

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Notes to Financial Statements	(Cont.)

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks, credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC is a government sponsored corporation that issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

In June 2019, FNMA and FHLMC started issuing Uniform Mortgage-Backed Securities in place of their current offerings of TBA-eligible securities (the “Single Security Initiative”). The Single Security Initiative seeks to support the overall liquidity of the TBA market and aligns the characteristics of FNMA and FHLMC certificates. The long-term effects that the Single Security Initiative may have on the market for TBA and other mortgage-backed securities are uncertain.

Roll-timing strategies can be used where the Portfolio seeks to extend the expiration or maturity of a position, such as a TBA security on an underlying asset, by closing out the position before expiration and contemporaneously opening a new position with respect to substantially the same underlying asset with a later expiration date. TBA securities purchased or sold are reflected on the Statement of Assets and Liabilities as an asset or liability, respectively. Recently finalized FINRA rules include mandatory margin requirements for the TBA market that require the Portfolio to post collateral in connection with its TBA transactions. There is no similar requirement applicable to the Portfolio’s TBA counterparties. The required collateralization of TBA trades could increase the cost of TBA transactions to the Portfolio and impose added operational complexity.

Separate Trading of Registered Interest and Principal of Securities (“STRIPS”) are U.S. Treasury fixed income securities in which the principal is separated, or stripped, from the interest and each takes the form of zero coupon securities. A STRIP is sold at a significant discount to face value and offers no interest payments; rather, investors receive payment at maturity. Zero coupon securities do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities.

When-Issued Transactions are purchases or sales made on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Transactions to purchase or sell securities on a when-issued basis involve a commitment by the Portfolio to purchase or sell these securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. The Portfolio may sell when-issued securities before they are delivered, which may result in a realized gain (loss).

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may enter into the borrowings and other financing transactions described below to the extent permitted by the Portfolio’s investment policies.

The following disclosures contain information on the Portfolio’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Portfolio. The location of these instruments in the Portfolio’s financial statements is described below.

(a) Reverse Repurchase Agreements In a reverse repurchase agreement, the Portfolio delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. In an open maturity reverse repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Portfolio or counterparty at any time. The Portfolio is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Portfolio to counterparties are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made by the Portfolio to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The Portfolio will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under reverse repurchase agreements.

(b) Repurchase Agreements Under the terms of a typical repurchase agreement, the Portfolio purchases an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. In an open maturity repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Portfolio

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or counterparty at any time. The underlying securities for all repurchase agreements are held by the Portfolio’s custodian or designated subcustodians (in the case of tri-party repurchase agreements). Traditionally, the Portfolio has used bilateral repurchase agreements wherein the underlying securities will be held by the Portfolio’s custodian. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, if any, including accrued interest, are included on the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations. In periods of increased demand for collateral, the Portfolio may pay a fee for the receipt of collateral, which may result in interest expense to the Portfolio.

(c) Short Sales Short sales are transactions in which the Portfolio sells a security that it does not own in anticipation that the market price of that security will decline. The Portfolio may make short sales of securities: (i) to offset potential declines in long positions in similar securities, (ii) to increase the flexibility of the Portfolio, (iii) for investment return, (iv) as part of a risk arbitrage strategy, and (v) as part of its overall portfolio management strategies involving the use of derivative instruments. When the Portfolio makes a short sale, it will often borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Portfolio will ordinarily have to pay a fee or premium to borrow a security and be obligated to repay the lender of the security any dividend or interest that accrues on the security during the period of the loan. Securities sold in short sale transactions and the dividend or interest payable on such securities, if any, are reflected as payable for short sales on the Statement of Assets and Liabilities. Short sales expose the Portfolio to the risk that it will be required to cover its short position at a time when the security or other asset has appreciated in value, thus resulting in losses to the Portfolio. A short sale is “against the box” if the Portfolio holds in its portfolio or has the right to acquire the security sold short, or securities identical to the security sold short, at no additional cost. The Portfolio will be subject to additional risks to the extent that it engages in short sales that are not “against the box.” The Portfolio’s loss on a short sale could theoretically be unlimited in cases where the Portfolio is unable, for whatever reason, to close out its short position.

(d) Interfund Lending In accordance with an exemptive order (the “Order”) from the SEC, each Portfolio of the Trust may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Portfolio’s investment policies and restrictions. Each Portfolio is currently permitted to borrow under the Interfund Lending Program. A lending portfolio may lend in aggregate up to 15% of its current net assets at the time of the interfund loan, but may not lend more than 5% of its net assets to any one borrowing portfolio through the Interfund Lending Program. A borrowing portfolio may not borrow through the Interfund Lending Program or from any other source if its total outstanding borrowings immediately after the borrowing would be more than 33 1/3% of its total assets (or any lower threshold provided for by the portfolio’s investment restrictions). If a borrowing portfolio’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interfund loan rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending portfolio and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended December 31, 2025, the Portfolio did not participate in the Interfund Lending Program.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The Portfolio may enter into the financial derivative instruments described below to the extent permitted by the Portfolio’s investment policies.

The following disclosures contain information on how and why the Portfolio uses financial derivative instruments, and how financial derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedule of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Schedule of Investments, serve as indicators of the volume of financial derivative activity for the Portfolio.

(a) Forward Foreign Currency Contracts may be engaged, in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily, and the change in value is recorded by the

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Notes to Financial Statements	(Cont.)

Portfolio as an unrealized gain (loss). Realized gains (losses) are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain (loss) reflected on the Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

(b) Futures Contracts are agreements to buy or sell a security or other asset for a set price on a future date and are traded on an exchange. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by the Portfolio (“Futures Variation Margin”). Futures Variation Margins, if any, are disclosed within centrally cleared financial derivative instruments on the Statement of Assets and Liabilities. Gains (losses) are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the Futures Variation Margin included within exchange traded or centrally cleared financial derivative instruments on the Statement of Assets and Liabilities.

(c) Options Contracts may be written or purchased to enhance returns or to hedge an existing position or future investment. The Portfolio may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put, an amount equal to the premium received is recorded and subsequently marked to market to reflect the current value of the option written. These amounts are included on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain (loss). Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (“call”) or purchased (“put”) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included as an asset on the Statement of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) when the underlying transaction is executed.

Credit Default Swaptions may be written or purchased to hedge exposure to the credit risk of an investment without making a commitment to the underlying instrument. A credit default swaption is an option to sell or buy credit protection on a specific reference by entering into a pre-defined swap agreement by some specified date in the future.

Interest Rate Swaptions may be written or purchased to enter into a pre-defined swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Options on Exchange-Traded Futures Contracts (“Futures Option”) may be written or purchased to hedge an existing position or future investment, for speculative purposes or to manage exposure to market movements. A Futures Option is an option contract in which the underlying instrument is a single futures contract.

(d) Swap Agreements are bilaterally negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash

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flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). The Portfolio may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Centrally Cleared Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Statement of Operations. Daily changes in valuation of centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared financial derivative instruments on the Statement of Assets and Liabilities. Centrally Cleared and OTC swap payments received or paid at the beginning of the measurement period are included on the Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gain (loss) on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain (loss) on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gain (loss) on the Statement of Operations.

For purposes of applying certain of the Portfolio’s investment policies and restrictions, swap agreements, like other derivative instruments, may be valued by the Portfolio at market value, notional value or full exposure value. In the case of a credit default swap, in applying certain of the Portfolio’s investment policies and restrictions, the Portfolio will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of the Portfolio’s other investment policies and restrictions. For example, the Portfolio may value credit default swaps at full exposure value for purposes of the Portfolio’s credit quality guidelines (if any) because such value in general better reflects the Portfolio’s actual economic exposure during the term of the credit default swap agreement. As a result, the Portfolio may, at times, have notional exposure to an asset class (before netting) that is greater or lesser than the stated limit or restriction noted in the Portfolio’s prospectus. In this context, both the notional amount and the market value may be positive or negative depending on whether the Portfolio is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by the Portfolio for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may fail to perform or meet an obligation or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates or the values of the asset upon which the swap is based.

The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk may be mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral to the Portfolio to cover the Portfolio’s exposure to the counterparty.

To the extent the Portfolio has a policy to limit the net amount owed to or to be received from a single counterparty under existing swap agreements, such limitation only applies to counterparties to OTC swaps and does not apply to centrally cleared swaps where the counterparty is a central counterparty or derivatives clearing organization.

Credit Default Swap Agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues are entered into to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the swap agreement, undergoes a certain credit event. As a seller of protection on credit default swap agreements, the Portfolio will generally receive from the

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Notes to Financial Statements	(Cont.)

buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap.

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

Credit default swap agreements on credit indexes involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indexes are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indexes may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets and/or various credit ratings within each sector. Credit indexes are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indexes changes periodically, usually every six months, and for most indexes, each name has an equal weight in the index. Credit default swaps on credit indexes may be used to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indexes are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues as of period end, if any, are disclosed in the Notes to Schedule of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indexes, the quoted market prices and resulting values, as well as the annual payment rate, serve as an indication of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Portfolio as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which the Portfolio is the seller of protection are disclosed in the Notes to Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or entities.

Interest Rate Swap Agreements may be entered into to help hedge against interest rate risk exposure as the value of the fixed rate bonds that the Portfolio holds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at

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prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Portfolio with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

7. PRINCIPAL AND OTHER RISKS

(a) Principal Risks

The principal risks of investing in the Portfolio, which could adversely affect its net asset value, yield and total return, are listed below. Please see “Description of Principal Risks” in the Portfolio’s prospectus for a more detailed description of the risks of investing in the Portfolio.

Interest Rate Risk is the risk that fixed income securities will fluctuate in value due to changes in interest rates; a portfolio with a longer average portfolio duration will be more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration. Factors such as government policy, inflation, the economy, and market for bonds can impact interest rates and yields.

Call Risk is the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons including declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality. If an issuer calls a security that the Portfolio has invested in, the Portfolio may not recoup the full amount of its initial investment or may not realize the full anticipated earnings from the investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Credit Risk is the risk that the Portfolio could experience losses if the issuer or guarantor of a fixed income security, the counterparty to a derivative contract, or the issuer or guarantor of collateral, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

High Yield Risk is the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of market, credit, call and liquidity risks. High yield securities are considered primarily speculative by rating agencies with respect to the issuer’s continuing ability to make principal and interest payments, and their values may be more volatile than higher-rated securities of similar maturity.

Market Risk is the risk that the value of securities owned by the Portfolio may go up or down, sometimes rapidly or unpredictably, due to a variety of factors affecting securities markets generally or particular industries or sectors.

Issuer Risk is the risk that the value of a security may decline for reasons related to the issuer, such as management performance, changes in financial condition or credit rating, financial leverage, reputation or reduced demand for the issuer’s goods or services.

Liquidity Risk is the risk that a particular investment may be difficult to purchase or sell and that the Portfolio may be unable to sell illiquid investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity. The liquidity of the Portfolio’s shares may be constrained by the liquidity of the Portfolio’s portfolio holdings.

Derivatives Risk is the risk of investing in derivative instruments (such as forwards, futures, options, swaps and structured securities) and other similar investments, including leverage, liquidity, interest rate, market, counterparty (including credit), operational, legal and management risks, and valuation complexity. Changes in the value of a derivative or other similar investment may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Portfolio could lose more than the initial amount invested. Changes in the value of a derivative or other similar instrument may also create margin delivery or settlement payment obligations for the Portfolio. The Portfolio’s use of derivatives or other similar investments may result in losses to the Portfolio, a reduction in the Portfolio’s returns and/or increased volatility. Non-centrally-cleared over-the-counter (“OTC”) derivatives or other similar investments are also subject to the risk that a counterparty to the transaction will not

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Notes to Financial Statements	(Cont.)

fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for non-centrally-cleared OTC derivatives or other similar investments. The primary credit risk on derivatives or other similar investments that are exchange-traded or traded through a central clearing counterparty resides with the Portfolio’s clearing broker or the clearinghouse. Changes in regulations relating to a registered fund’s use of derivatives and related instruments could potentially limit or impact the Portfolio’s ability to invest in derivatives, limit the Portfolio’s ability to employ certain strategies that use derivatives or other similar investments and/or adversely affect the value of derivatives or other similar investments and the Portfolio’s performance.

Equity Risk is the risk that the value of equity or equity-related securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity or equity-related securities generally have greater price volatility than fixed income securities. In addition, preferred securities may be subject to greater credit risk or other risks, such as risks related to deferred and omitted distributions, limited voting rights, liquidity, interest rates, regulatory changes and special redemption rights.

Mortgage-Related and Other Asset-Backed Securities Risk is the risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk. The Portfolio may invest in any tranche of mortgage-related and other asset-backed securities, including junior and/or equity tranches (to the extent consistent with the Portfolio’s guidelines), which generally carry higher levels of the foregoing risks.

Foreign (Non-U.S.) Investment Risk is the risk that investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a portfolio that invests exclusively in securities of U.S. companies, due to smaller or less developed markets, differing financial reporting, accounting, corporate governance and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable U.S. or foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, political changes, diplomatic developments, trade restrictions (including tariffs) or the imposition of sanctions and other similar measures. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Emerging Markets Risk is the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk.

Sovereign Debt Risk is the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit events resulting from an issuer’s inability or unwillingness to make principal or interest payments in a timely fashion.

Currency Risk is the risk that foreign (non-U.S.) currencies may fluctuate in value relative to the U.S. dollar, which can affect the value of the Portfolio’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Leveraging Risk is the risk that certain transactions of the Portfolio, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, and derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Portfolio to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss. The use of leverage may also increase the Portfolio’s sensitivity to interest rate changes and other market risks.

Management Risk is the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio managers in connection with managing the Portfolio and may cause PIMCO to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of the Portfolio will be achieved.

Short Exposure Risk is the risk of entering into short sales or other short positions, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale or other short position will not fulfill its contractual obligations, causing a loss to the Portfolio.

Collateralized Loan Obligations Risk is the risk that investing in collateralized loan obligations (“CLOs”) and other similarly structured investments exposes the Portfolio to heightened credit risk, interest rate risk, liquidity risk, market risk and prepayment and extension risk, as well as the risk of default on the underlying asset. In addition, investments in CLOs carry additional risks, including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) risks related to the capability of the servicer of the securitized assets; (iv) the risk that the Portfolio may invest in tranches of CLOs that are subordinate to other tranches; (v) the structure and complexity of the transaction and the

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legal documents may not be fully understood at the time of investment and could lead to disputes with the issuer or among investors regarding the characterization of proceeds or unexpected investment results; and(vi) the CLO’s manager may perform poorly.

Turnover Risk is the risk that high levels of portfolio turnover may increase transaction costs and taxes and may lower investment performance.

(b) Other Risks

In general, the Portfolio may be subject to additional risks, including, but not limited to, risks related to government regulation and intervention in financial markets, operational risks, risks associated with financial, economic and global market disruptions, and cyber security risks. Please see the Portfolio’s prospectus and Statement of Additional Information for a more detailed description of the risks of investing in the Portfolio. Please see the Important Information section of this report for additional discussion of certain regulatory and market developments that may impact the Portfolio’s performance.

Market Disruptions Risk The Portfolio is subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including those arising from actual or threatened war or armed conflicts, military conflicts, terrorism, social unrest, recessions, supply chain disruptions, market manipulation, government interventions, defaults and shutdowns, political and regulatory changes or diplomatic developments or the imposition of sanctions and other measures, including the imposition of tariffs, or other U.S. economic policies and any related public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), bank failures and natural/ environmental disasters, which can all negatively impact the securities markets and cause the Portfolio to lose value. These events can also impair the technology and other operational systems upon which the Portfolio’s service providers, including PIMCO as the Portfolio’s investment adviser, rely, and could otherwise disrupt the Portfolio’s service providers’ ability to fulfill their obligations to the Portfolio.

Government Intervention in Financial Markets Federal, state, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which the Portfolio invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Portfolio itself is regulated. Such legislation or regulation could limit or preclude the Portfolio’s ability to achieve its investment objective. Also, while such legislation or regulations are intended to strengthen markets, systems and public finances, they could affect fund expenses and the value of fund investments in unpredictable ways. Furthermore, volatile financial markets can expose the Portfolio to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Portfolio. The value of the Portfolio’s holdings is also generally subject to the risk of future local, national, or global economic disturbances based on unknown weaknesses in the markets in which the Portfolio invests. In addition, it is not certain that the U.S. Government will intervene in response to a future market disturbance and the effect of any such future intervention cannot be predicted. It is difficult for issuers to prepare for the impact of future financial downturns, although companies can seek to identify and manage future uncertainties through risk management programs.

Regulatory Risk Financial entities, such as investment companies and investment advisers, are generally subject to extensive government regulation and intervention. Government regulation and/or intervention may change the way the Portfolio is regulated, affect the expenses incurred directly by the Portfolio and the value of its investments, and limit and/or preclude the Portfolio’s ability to achieve its investment objective. Government regulation may change frequently and may have significant adverse consequences. Moreover, government regulation may have unpredictable and unintended effects.

Operational Risk An investment in the Portfolio, like any fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on the Portfolio. While the Portfolio seeks to minimize such events through controls and oversight, there may still be failures that could cause losses to the Portfolio.

Cyber Security Risk As the use of complex information technology and communication systems, including cloud-based technology, has become more prevalent and interconnected in the course of business, the Portfolio has become potentially more susceptible to operational and information security risks resulting from breaches in cyber security despite the efforts of PIMCO, the Portfolio, or their service providers to adopt technologies, processes, and practices intended to mitigate these risks. Disruptions or failures that affect service providers, counterparties, market participants or issuers of securities that are held by the Portfolio may adversely affect PIMCO or the Portfolio, including by causing losses or impairing PIMCO’s or the Portfolio’s operations. A breach in cyber security refers to both intentional and unintentional cyber events that may, among other things, cause the Portfolio to lose proprietary information, suffer data corruption and/or destruction or lose operational capacity, result in the unauthorized release or other misuse of confidential information, or otherwise disrupt normal business operations. Geopolitical tensions can increase the scale and sophistication of deliberate cybersecurity attacks, particularly those

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Notes to Financial Statements	(Cont.)

from nation-states or from entities with nation-state backing, who may desire to use cybersecurity attacks to cause damage or create leverage against geopolitical rivals. Cyber security failures or breaches may result in financial losses to the Portfolio and its shareholders. These failures or breaches may also result in disruptions to business operations, potentially resulting in financial losses; interference with the Portfolio’s ability to calculate its net asset value, process shareholder transactions or otherwise transact business with shareholders; impediments to trading; violations of applicable privacy and other laws; regulatory fines; penalties; third-party claims in litigation; reputational damage; reimbursement or other compensation costs; additional compliance and cyber security risk management costs and other adverse consequences. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. There is also a risk that cyber security breaches may not be detected. The Portfolio and its shareholders may suffer losses as a result of a cyber security breach related to the Portfolio, its service providers, trading counterparties or the issuers in which the Portfolio invests.

8. MASTER NETTING ARRANGEMENTS

The Portfolio may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes, the Statement of Assets and Liabilities generally presents derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statement of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. The Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase and certain sale-buyback transactions between the Portfolio and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA securities, delayed-delivery or certain sale-buyback transactions by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedule of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission. In the United States, counterparty risk may be reduced as creditors of an FCM cannot have a claim to Portfolio assets in the segregated account. FCM customers, such as the Portfolio, are permitted to transfer their customer account (and cleared derivative transactions held in such customer account) from one FCM to another FCM. Upon completion of the transfer, the customer maintains the same economic position with respect to the outstanding exposure. As such, these transfers are not recognized as dispositions and reacquisitions of the affected derivative positions. Variation margin, which reflects changes in market value, is generally exchanged daily, but may not be netted between futures and cleared OTC derivatives unless the parties have agreed to a separate

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arrangement in respect of portfolio margining. The porting of exposure between FCMs has no impact on the market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin; these values as of period end are disclosed in the Notes to Schedule of Investments.

Prime Broker Arrangements may be entered into to facilitate execution and/or clearing of listed equity option transactions or short sales of equity securities between the Portfolio and selected counterparties. The arrangements provide guidelines surrounding the rights, obligations and other events, including, but not limited to, margin, execution and settlement. These agreements maintain provisions for, among other things, payments, maintenance of collateral, events of default and termination. Margin and other assets delivered as collateral are typically in the possession of the prime broker and would offset any obligations due to the prime broker. The market values of listed options and securities sold short and related collateral are disclosed in the Notes to Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by the Portfolio with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. The ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level or as required by regulation. Similarly, if required by regulation, the Portfolio may be required to post additional collateral beyond coverage of daily exposure. These amounts, if any, may (or if required by law, will) be segregated with a third-party custodian. To the extent the Portfolio is required by regulation to post additional collateral beyond coverage of daily exposure, it could potentially incur costs, including in procuring eligible assets to meet collateral requirements, associated with such posting. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

9. FEES AND EXPENSES

(a) Investment Advisory Fee PIMCO is a majority-owned subsidiary of Allianz Asset Management of America LLC (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table in note (b) below.

(b) Supervisory and Administrative Fee PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory Fee and Supervisory and Administrative Fees for all classes, as applicable, are charged at the annual rate as noted in the following table (calculated as a percentage of the Portfolio’s average daily net assets attributable to each class):

Investment Advisory Fee	Supervisory and Administrative Fee
All Classes	Institutional Class	Administrative Class	Advisor Class
0.25%	0.25%	0.25%	0.25%

(c) Distribution and Servicing Fees PIMCO Investments LLC, a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted an Administrative Services Plan with respect to the Administrative Class shares of the Portfolio pursuant to Rule 12b-1 under the Act (the “Administrative Plan”). Under the terms of the Administrative Plan, the Trust is permitted to compensate the Distributor, out of the Administrative Class assets of the Portfolio, in an amount up to 0.15% on an annual basis of the average daily net assets of that class, for providing, or procuring through financial firms, administrative, recordkeeping and investor services for Administrative Class shareholders of the Portfolio.

The Trust has adopted a separate Distribution and Servicing Plan for the Advisor Class shares of the Portfolio (the “Distribution and Servicing Plan”). The Distribution and Servicing Plan has been adopted pursuant to Rule 12b-1 under the Act. The Distribution and Servicing Plan permits the Portfolio to compensate the Distributor for providing, or procuring through financial firms, distribution, administrative, recordkeeping, shareholder and/or related services with respect to Advisor Class shares. The Distribution and Servicing Plan permits the Portfolio to make total payments at an annual rate of up to 0.25% of the average daily net assets attributable to its Advisor Class shares.

	Distribution Fee	Servicing Fee

Administrative Class	—	0.15%

Advisor Class	0.25%	—

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	39

Notes to Financial Statements	(Cont.)

(d) Portfolio Expenses PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Portfolio, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders, or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses (including, without limitation, fees and expenses of outside legal counsel or third-party consultants retained in connection with reviewing, negotiating and structuring specialized loans and other investments made by the Portfolio, and any costs associated with originating loans, asset securitizations, alternative lending-related strategies and so-called “broken-deal costs” (e.g., fees, costs, expenses and liabilities, including, for example, due diligence-related fees, costs, expenses and liabilities, with respect to unconsummated investments)); (iv) costs of borrowing money, including interest expenses; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organizational and offering expenses of the Trust and the Portfolio, and any other expenses which are capitalized in accordance with generally accepted accounting principles; and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class.

(e) Remuneration Paid to Directors, Officers and Others (N-CSR Item 10) The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates. The pro rata share of Trustee fees for the Portfolio is reflected on the Statement of Operations as Trustee fees.

(f) Expense Limitation Pursuant to the Expense Limitation Agreement, PIMCO has contractually agreed, through May 1, 2026, to waive a portion of the Portfolio’s Supervisory and Administrative Fee, or reimburse the Portfolio, to the extent that the Portfolio’s organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata share of Trustee fees exceed 0.0049% (the “Expense Limit”) (calculated as a percentage of the Portfolio’s average daily net assets attributable to each class). The

Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term. The waiver, if any, is reflected on the Statement of Operations as a component of Waiver and/or Reimbursement by PIMCO. As of December 31, 2025, the amount waived and/or reimbursed was $13,910.

In any month in which the supervision and administration agreement is in effect, PIMCO is entitled to reimbursement by the Portfolio of any portion of the supervisory and administrative fee waived or reimbursed pursuant to the Expense Limitation Agreement (the “Reimbursement Amount”) within thirty-six months of the time of the waiver, provided that such amount paid to PIMCO will not: i) together with any organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata Trustee fees, exceed, for such month, the Expense Limit (or the amount of the expense limit in place at the time the amount being recouped was originally waived if lower than the Expense Limit); ii) exceed the total Reimbursement Amount; or iii) include any amounts previously reimbursed to PIMCO. As of December 31, 2025, there were no recoverable amounts.

10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator and Distributor are related parties. Fees paid to these parties are disclosed in Note 9, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Statement of Assets and Liabilities.

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

12. PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover.” The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective(s), particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs, including brokerage

40	PIMCO VARIABLE INSURANCE TRUST

December 31, 2025

commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, which are borne by the Portfolio. Frequent and active trading of the Portfolio’s portfolio holdings may cause adverse tax consequences for shareholders due to an increase in short-term capital gains and may also adversely impact the Portfolio’s after-tax returns. The transaction costs associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended December 31, 2025 were as follows (amounts in thousands†):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales

$4,384,476	$4,479,701	$119,443	$205,953

†	A zero balance may reflect actual amounts rounding to less than one thousand.

13. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands†):

	Year Ended 12/31/2025		Year Ended 12/31/2024

	Shares	Amount	Shares	Amount

Receipts for shares sold

Institutional Class	378	$3,659	360	$3,472

Administrative Class	12,911	125,473	13,738	132,701

Advisor Class	6,031	58,654	7,019	67,379
Issued as reinvestment of distributions

Institutional Class	69	675	64	618

Administrative Class	2,712	26,389	2,820	27,094

Advisor Class	2,625	25,542	2,884	27,705
Cost of shares redeemed

Institutional Class	(292)	(2,832)	(431)	(4,156)

Administrative Class	(17,683)	(171,864)	(17,873)	(171,836)

Advisor Class	(14,099)	(136,964)	(14,128)	(135,713)

Net increase (decrease) resulting from Portfolio share transactions	(7,348)	$(71,268)	(5,547)	$(52,736)

†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of December 31, 2025, three persons owned of record or beneficially 10% or more of the Portfolio’s total outstanding shares, comprising 54% of the Portfolio.

14. REGULATORY AND LITIGATION MATTERS

The Portfolio is not named as a defendant in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened against it.

The foregoing speaks only as of the date of this report.

15. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of December 31, 2025, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

In this reporting period, the Portfolio adopted FASB Accounting Standards Update 2023-09, Income Taxes (Topic 740) — Improvements to Income Tax Disclosures (ASU 2023-09), which enhances income tax disclosures, including disclosure income taxes paid disaggregated by jurisdiction. Adoption of the new standard impacted financial statement disclosures only and did not affect any Portfolio’s financial position or the results of its operations. For the annual period covered by this report, the portfolio did not pay any material federal, state or local income taxes or any material income taxes in foreign jurisdictions.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	41

Notes to Financial Statements	(Cont.)	December 31, 2025

The Portfolio files U.S. federal, state and local tax returns as required. The Portfolio’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

As of December 31, 2025, the components of distributable taxable earnings are as follows (amounts in thousands†):

	Undistributed Ordinary Income(1)	Undistributed Long-Term Capital Gains	Net Tax Basis Unrealized Appreciation/ (Depreciation)(2)	Other Book-to-Tax Accounting Differences(3)	Accumulated Capital Losses(4)	Qualified Late-Year Loss Deferral - Capital(5)	Qualified Late-Year Loss Deferral - Ordinary(6)	Total Components of Distributable Earnings

PIMCO Low Duration Portfolio	$0	$0	$(4,138)	$0	$(113,056)	$0	$(479)	$(117,673)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	Includes undistributed short-term capital gains, if any.
(2)

Adjusted for open wash sale loss deferrals and the accelerated recognition of unrealized gain or loss on certain futures, options, and/or forward contracts for federal income tax purposes. Also adjusted for differences between book and tax realized and unrealized gain (loss) on swap contracts, short positions, straddle loss deferrals, and interest accrued on defaulted securities.

(3)	Represents differences in income tax regulations and financial accounting principles generally accepted in the United States of America.
(4)	Capital losses available to offset future net capital gains as shown below.
(5)	Capital losses realized during the period November 1, 2025 through December 31, 2025 which the Portfolio elected to defer to the following taxable year pursuant to income tax regulations.
(6)	Specified losses realized during the period November 1, 2025 through December 31, 2025 which the Portfolio elected to defer to the following taxable year pursuant to income tax regulations.

Under the Regulated Investment Company Modernization Act of 2010, a portfolio is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

As of December 31, 2025, the Portfolio had the following post-effective capital losses with no expiration (amounts in thousands†):

	Short-Term	Long-Term

PIMCO Low Duration Portfolio	$61,051	$52,005

†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of December 31, 2025, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands†):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(7)

PIMCO Low Duration Portfolio	$1,627,083	$13,387	$(17,276)	$(3,889)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(7)

Adjusted for open wash sale loss deferrals and the accelerated recognition of unrealized gain or loss on certain futures, options, and/or forward contracts for federal income tax purposes. Also adjusted for differences between book and tax realized and unrealized gain (loss) on swap contracts, short positions, straddle loss deferrals, and interest accrued on defaulted securities.

For the fiscal years ended December 31, 2025 and December 31, 2024, respectively, the Portfolio made the following tax basis distributions (amounts in thousands†):

	December 31, 2025			December 31, 2024

	Ordinary Income Distributions(8)	Long-Term Capital Gain Distributions	Return of Capital(9)	Ordinary Income Distributions(8)	Long-Term Capital Gain Distributions	Return of Capital(9)

PIMCO Low Duration Portfolio	$45,333	$0	$7,274	$55,417	$0	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(8)	Includes short-term capital gains distributed, if any.
(9)

A portion of the distributions made represents a tax return of capital. Return of capital distributions have been reclassified from undistributed net investment income to paid-in capital to more appropriately conform financial accounting to tax accounting.

42	PIMCO VARIABLE INSURANCE TRUST

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of PIMCO Variable Insurance Trust and Shareholders of PIMCO Low Duration Portfolio

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of PIMCO Low Duration Portfolio (one of the portfolios constituting PIMCO Variable Insurance Trust, hereafter referred to as the “Portfolio”) as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statement of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Kansas City, Missouri

February 19, 2026

We have served as the auditor of one or more investment companies in PIMCO Variable Insurance Trust since 1998.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	43

Glossary:	(abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:

BOA	Bank of America N.A.	DUB	Deutsche Bank AG	MYC	Morgan Stanley Capital Services LLC

BOS	BofA Securities, Inc.	FAR	Wells Fargo Bank National Association	NGF	Nomura Global Financial Products, Inc.

BPS	BNP Paribas S.A.	GLM	Goldman Sachs Bank USA	SAL	Citigroup Global Markets, Inc.

BRC	Barclays Bank PLC	GST	Goldman Sachs International	SCX	Standard Chartered Bank, London

BSH	Banco Santander S.A. - New York Branch	JPM	JP Morgan Chase Bank N.A.	SOG	Societe Generale Paris

CBK	Citibank N.A.	MBC	HSBC Bank Plc	UAG	UBS AG Stamford

Currency Abbreviations:

AUD	Australian Dollar	IDR	Indonesian Rupiah	NZD	New Zealand Dollar

BRL	Brazilian Real	ILS	Israeli Shekel	PLN	Polish Zloty

CAD	Canadian Dollar	INR	Indian Rupee	SGD	Singapore Dollar

CHF	Swiss Franc	JPY	Japanese Yen	THB	Thai Baht

CNH	Chinese Renminbi (Offshore)	KRW	South Korean Won	TWD	Taiwanese Dollar

EUR	Euro	MXN	Mexican Peso	USD (or $)	United States Dollar

GBP	British Pound	MYR	Malaysian Ringgit	ZAR	South African Rand

Exchange Abbreviations:

CBOE	Chicago Board Options Exchange	EUREX	Eurex Exchange	OTC	Over the Counter

Index/Spread Abbreviations:

Bobl	Bundesobligation, the German word for federal government bond	EUR003M	3 Month EUR Swap Rate	SOFRINDX	Secured Overnight Financing Rate Index

BP0003M	3 Month GBP-LIBOR	MUTKCALM	Tokyo Overnight Average Rate	SONIO	Sterling Overnight Interbank Average Rate

CDX.IG	Credit Derivatives Index - Investment Grade	SOFR	Secured Overnight Financing Rate

Other Abbreviations:

ABS	Asset-Backed Security	CLO	Collateralized Loan Obligation	OIS	Overnight Index Swap

ALT	Alternate Loan Trust	CMBS	Collateralized Mortgage-Backed Security	REMIC	Real Estate Mortgage Investment Conduit

BBR	Bank Bill Rate	DAC	Designated Activity Company	TBA	To-Be-Announced

BBSW	Bank Bill Swap Reference Rate	EURIBOR	Euro Interbank Offered Rate

44	PIMCO VARIABLE INSURANCE TRUST

Distribution Information	(Unaudited)

For purposes of Section 19 of the Investment Company Act of 1940 (the “Act”), the portfolio estimated the periodic sources of any dividends paid during the period covered by this report in accordance with good accounting practice. Pursuant to Rule 19a-1(e) under the Act, the table below sets forth the actual source information for dividends paid during the six month period ended December 31, 2025 calculated as of each distribution period pursuant to Section 19 of the Act. The information below is not provided for U.S. federal income tax reporting purposes. The tax character of all dividends and distributions is reported on Form 1099-DIV (for shareholders who receive U.S. federal tax reporting) at the end of each calendar year. See the Financial Highlights section of this report for the tax characterization of distributions determined in accordance with federal income tax regulations for the fiscal year.

PIMCO Low Duration Portfolio

Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

July 2025	$0.0330	$0.0000	$0.0000	$0.0330

August 2025	$0.0353	$0.0000	$0.0000	$0.0353

September 2025	$0.0323	$0.0000	$0.0000	$0.0323

October 2025	$0.0360	$0.0000	$0.0000	$0.0360

November 2025	$0.0309	$0.0000	$0.0000	$0.0309

December 2025	$0.0341	$0.0000	$0.0000	$0.0341

Administrative Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

July 2025	$0.0318	$0.0000	$0.0000	$0.0318

August 2025	$0.0340	$0.0000	$0.0000	$0.0340

September 2025	$0.0311	$0.0000	$0.0000	$0.0311

October 2025	$0.0347	$0.0000	$0.0000	$0.0347

November 2025	$0.0298	$0.0000	$0.0000	$0.0298

December 2025	$0.0329	$0.0000	$0.0000	$0.0329

Advisor Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

July 2025	$0.0309	$0.0000	$0.0000	$0.0309

August 2025	$0.0331	$0.0000	$0.0000	$0.0331

September 2025	$0.0303	$0.0000	$0.0000	$0.0303

October 2025	$0.0338	$0.0000	$0.0000	$0.0338

November 2025	$0.0290	$0.0000	$0.0000	$0.0290

December 2025	$0.0320	$0.0000	$0.0000	$0.0320

*

The source of dividends provided in the table differs, in some respects, from information presented in this report prepared in accordance with generally accepted accounting principles, or U.S. GAAP. For example, net earnings from certain interest rate swap contracts are included as a source of net investment income for purposes of Section 19(a). Accordingly, the information in the table may differ from information in the accompanying financial statements that are presented on the basis of U.S. GAAP and may differ from tax information presented in the footnotes. Amounts shown may include accumulated, as well as fiscal period net income and net profits.

**	Occurs when a portfolio distributes an amount greater than its accumulated net income and net profits. Amounts are not reflective of a portfolio net income, yield, earnings or investment performance.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	45

Federal Income Tax Information	(Unaudited)

As required by the Internal Revenue Code (“Code”) and Treasury Regulations, if applicable, shareholders must be notified within 60 days of the Portfolio’s fiscal year end regarding the status of qualified dividend income and the dividend received deduction.

Dividend Received Deduction. Corporate shareholders are generally entitled to take the dividend received deduction on the portion of a portfolio’s dividend distribution that qualifies under tax law. The percentage of the following Portfolio’s fiscal 2025 ordinary income dividend that qualifies for the corporate dividend received deduction is set forth below.

Qualified Dividend Income. Under the Jobs and Growth Tax Relief Reconciliation Act of 2003, the following percentage of ordinary dividends paid during the fiscal year ended December 31, 2025 was designated as ‘‘qualified dividend income’’ as defined in the Jobs and Growth Tax Relief Reconciliation Act of 2003 subject to reduced tax rates in 2025.

Qualified Interest Income and Qualified Short-Term Capital Gain (for non-U.S. resident shareholders only). Under the American Jobs Creation Act of 2004, the following amounts of ordinary dividends paid during the fiscal year ended December 31, 2025 are considered to be derived from “qualified interest income,” as defined in Section 871(k)(1)(E) of the Code, and therefore are designated as interest-related dividends, as defined in Section 871(k)(1)(C) of the Code. Further, the following amounts of ordinary dividends paid during the fiscal year ended December 31, 2025 are considered to be derived from “qualified short-term capital gain,” as defined in Section 871(k)(2)(D) of the Code, and therefore are designated as qualified short-term gain dividends, as defined by Section 871(k)(2)(C) of the Code.

Section 163(j) Interest Dividends. The Portfolio intends to pass through the maximum amount allowable as Section 163(j) Interest defined in Proposed Treasury Section 1.163(j)-1(b).

Section 199A Dividends.  The Portfolio intends to pass through the maximum amount allowable as Section 199A Dividends defined in Proposed Treasury Section 199A-3(d).

	Dividend Received Deduction %	Qualified Dividend Income %	Qualified Interest Income (000s)†	Qualified Short- Term Capital Gains (000s)†

PIMCO Low Duration Portfolio	0.00%	0.00%	$24,944	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

Shareholders are advised to consult their own tax advisor with respect to the tax consequences of their investment in the Trust. In January 2026, you will be advised on IRS Form 1099-DIV as to the federal tax status of the dividends and distributions received by you in calendar year 2025.

46	PIMCO VARIABLE INSURANCE TRUST

Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8)	(Unaudited)

Not applicable.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	47

Proxy Disclosures for Open-End Management Investment Companies (N-CSR Item 9)	(Unaudited)

Not applicable.

48	PIMCO VARIABLE INSURANCE TRUST

Approval of Investment Advisory Contract and Other Agreements (N-CSR Item 11)	(Unaudited)

At a meeting held on August 19-20, 2025, the Board of Trustees (the “Board”) of PIMCO Variable Insurance Trust (the “Trust”), including the Trustees who are not “interested persons” of the Trust under the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered and unanimously approved the renewal of the Amended and Restated Investment Advisory Contract (the “Investment Advisory Contract”) between the Trust, on behalf of the Trust’s series (each, a “Portfolio” and collectively, the “Portfolios”), and Pacific Investment Management Company LLC (“PIMCO”), for an additional one-year term through August 31, 2026.

The Board also considered and unanimously approved the renewal of the Amended and Restated Supervision and Administration Agreement (the “Supervision and Administration Agreement”) between the Trust, on behalf of the Portfolios, and PIMCO for an additional one-year term through August 31, 2026. In addition, the Board considered and unanimously approved the renewal of the Amended and Restated Asset Allocation Sub-Advisory Agreement (the “Asset Allocation Agreement” and, together with the Investment Advisory Contract and the Supervision and Administration Agreement, the “Agreements”) between PIMCO, on behalf of PIMCO All Asset Portfolio, a series of the Trust, and Research Affiliates, LLC (“Research Affiliates”) for an additional one-year term through August 31, 2026.

Further, the Board considered and unanimously approved the renewal of any investment management agreements between PIMCO and any wholly-owned subsidiaries (each, a “Subsidiary” and, collectively, the “Subsidiaries”) of certain of the Portfolios (collectively, the “Subsidiary Agreements”), each for the same additional one-year term through August 31, 2026.

The information, material factors and conclusions that formed the basis for the Board’s approvals are summarized below.

1. INFORMATION RECEIVED

(a) Materials Reviewed During the course of the past year, the Trustees received a wide variety of materials relating to the services provided by PIMCO and Research Affiliates to the Trust. At each of its quarterly meetings, the Board reviewed the Portfolios’ investment performance and information relating to Portfolio operations, including shareholder services, valuation and custody, the Portfolios’ compliance program and other information relating to the nature, extent and quality of services provided by PIMCO and Research Affiliates to the Trust and each of the Portfolios, as applicable. In considering whether to approve the renewal of the Agreements and the Subsidiary Agreements, the Board reviewed additional information, including, but not limited to: comparative industry data with regard to investment performance; advisory and supervisory and administrative fees and expenses; financial information for PIMCO, including, where relevant, financial information for Research Affiliates; information regarding the profitability to PIMCO of its relationship with the Portfolios; information about the personnel providing investment management services, other advisory services and supervisory and administrative services to the Portfolios; and information about the fees charged and services provided to other clients with similar investment mandates as the Portfolios, where applicable. In addition, the Board reviewed materials provided by counsel to the Trust and the Independent Trustees (“Counsel”), which included, among other things, a memorandum outlining legal duties of the Board in considering the renewal of the Agreements and the Subsidiary Agreements.

With respect to the Subsidiary Agreements, the Trustees considered that each Portfolio that has a Subsidiary may utilize its Subsidiary to execute its investment strategy and that PIMCO provides investment advisory and administrative services to the Subsidiaries pursuant to the Subsidiary Agreements in the same manner as it does for such Portfolios that have Subsidiaries under the Investment Advisory Contract and Supervision and Administration Agreement. The Trustees also considered that, with respect to each Subsidiary, PIMCO does not retain a separate advisory or other fee from the Subsidiary, and that PIMCO’s profitability with respect to each Portfolio that has a Subsidiary is not positively impacted as a result of the Subsidiary Agreements. The Trustees determined, therefore, that it was appropriate to consider the approval of the Subsidiary Agreements collectively with their consideration of the continuation of the Agreements.

(b) Review Process In connection with considering the renewal of the Agreements, the Board reviewed written materials prepared by PIMCO and, where applicable, Research Affiliates in response to requests from Counsel encompassing a wide variety of topics. The Board requested and received assistance and advice regarding, among other things, applicable legal standards from Counsel, and reviewed comparative fee and performance data prepared at the Board’s request by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company performance information and fee and expense data. The Board received presentations on matters related to the Agreements and met both as a full Board and in a separate session of the Independent Trustees, without management present, at the August 19-20, 2025 meeting. The Independent Trustees also met via video conference with Counsel on July 23, 2025, and conducted a video conference meeting on August 13, 2025 with management and Counsel to discuss the materials presented and other matters deemed relevant to their consideration of the renewal of the Agreements. In connection with its review of the Agreements, the Board received comparative information on the performance, the risk-adjusted performance and the fees and expenses of other peer group funds and share classes, where appropriate. The Independent Trustees also

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	49

Approval of Investment Advisory Contract and Other Agreements (N-CSR Item 11)	(Cont.)

requested and received supplemental information, including information regarding Broadridge peer classifications, the investment strategies and outflows for certain Portfolios, Portfolio performance and profitability.

The approval determinations were made on the basis of each Trustee’s business judgment after consideration and evaluation of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to approve the renewal of the Agreements, the Board did not identify any single factor or particular information that, in isolation, was controlling. The discussions below are intended to summarize the broad factors and information that figured prominently in the Board’s consideration of the renewal of the Agreements, but is not intended to summarize all of the factors considered by the Board.

2. NATURE, EXTENT AND QUALITY OF SERVICES

(a) PIMCO, Research Affiliates, their Personnel and Resources The Board considered the depth and quality of PIMCO’s investment management process, including, but not limited to: the experience, capability and integrity of its senior management and other personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address changes in the Portfolios’ asset levels. The Board also considered the various services, in addition to portfolio management that PIMCO provides to the Portfolios. The Board noted that PIMCO makes available to its investment professionals a variety of resources and systems relating to, for example, investment management, compliance, trading, performance and portfolio accounting. The Board also noted PIMCO’s commitment to enhancing and investing in its global infrastructure, technology capabilities, risk management processes and the specialized talent needed for the competitive investment management industry and to strengthen its ability to deliver advisory services under the Investment Advisory Contract. The Board considered PIMCO’s policies, procedures and systems reasonably designed to assure compliance with applicable laws and regulations, including recently adopted regulations impacting the Portfolios, and its commitment to further developing and strengthening these programs; its oversight of matters that may involve conflicts of interest between the Portfolios’ investments and those of other accounts managed by PIMCO; and its efforts to keep the Trustees informed about matters relevant to the Portfolios and their shareholders. The Board also considered PIMCO’s continuous investment in its disciplines and personnel, which has enhanced PIMCO’s services to the Portfolios and has allowed PIMCO to introduce innovative new portfolios over time and other investment options that have the potential to benefit shareholders. In addition, the Board considered the nature, extent and quality of services provided by PIMCO to the Subsidiaries of certain applicable Portfolios.

In addition, the Trustees considered new services and service enhancements that PIMCO has implemented, including, but not limited to investing in its cybersecurity program and business continuity functions, including the ongoing development of its own proprietary software and applications to support the Portfolios. Similarly, the Board considered the asset allocation services provided by Research Affiliates to the PIMCO All Asset Portfolio. The Board further considered PIMCO’s ongoing supervision and oversight of Research Affiliates in connection with Research Affiliates providing asset allocation services to the All Asset Portfolio. The Board also considered the depth and quality of Research Affiliates’ investment management and research capabilities, the experience and capabilities of their portfolio management personnel and the overall financial strength of the organization. Ultimately, the Board concluded that the nature, extent and quality of services provided or procured by PIMCO under the Agreements and the Subsidiary Agreements and provided by Research Affiliates under the Asset Allocation Agreement are likely to continue to benefit the Portfolios and their shareholders, as applicable.

(b) Other Services The Board also considered the nature, extent and quality of supervisory and administrative services provided by PIMCO to the Portfolios under the Supervision and Administration Agreement.

The Board considered the terms of the Supervision and Administration Agreement, under which the Trust pays for the supervisory and administrative services provided pursuant to that agreement under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO provides or procures certain supervisory and administrative services and bears the costs of various third party services required by the Portfolios, including, but not limited to, audit, custodial, portfolio accounting, ordinary legal, transfer agency, sub-accounting and printing costs. The Board also noted that the scope and complexity, as well as the costs, of the supervisory and administrative services provided by PIMCO under the Supervision and Administration Agreement is expected to continue to increase. The Board considered PIMCO’s provision of supervisory and administrative services and its supervision of the Trust’s third party service providers.

Ultimately, the Board concluded that the nature, extent and quality of the services provided or procured by PIMCO have benefited, and will likely continue to benefit, the Portfolios and their shareholders.

3. INVESTMENT PERFORMANCE

The Board reviewed information from PIMCO concerning the Portfolios’ performance, as available, over short- and long-term periods ended March 31, 2025 and other performance data, as available, over short- and long-term periods ended June 30, 2025 (the “PIMCO Report”) and from Broadridge concerning the Portfolios’ performance, as available, over short- and long-term periods ended March 31, 2025 (the

50	PIMCO VARIABLE INSURANCE TRUST

(Unaudited)

“Broadridge Report”). The Board also noted that the Broadridge Report incorporated peer classifications from Morningstar for the Portfolios for which it was believed that Morningstar provided a better comparison.

The Board considered information regarding both the short- and long-term relative and absolute investment performance of each Portfolio relative to its Portfolio peer group, where appropriate, and relevant to the specified index as provided to the Board (the “performance index”) in advance of each of its quarterly meetings throughout the year, including the PIMCO Report and Broadridge Report. The Trustees reviewed information indicating that classes of each Portfolio would have substantially similar performance to that of the Administrative Class of the relevant Portfolio on a relative basis because all of the classes are invested in the same portfolio of investments and that differences in performance among classes could principally be attributed to differences in the supervisory and administrative fees and distribution and/or servicing expenses of each class. The Board noted that, due to differences (such as specific investment strategies or fee structures) between certain of the Portfolios and their so-called peers in the Broadridge categories, performance comparisons may not be particularly relevant to the consideration of Portfolio performance, but found the comparative information supported its overall evaluation.

The Trustees noted that a majority of the Portfolios (based on the Administrative Class performance) have outperformed their respective performance indexes over the one-, three, five and ten-year periods ended March 31, 2025. The Board also noted the amounts of Portfolio assets (based on the Administrative Class performance) that outperformed their relative performance indexes on a net fee basis over the one-, three- and five year periods ended June 30, 2025. The Board considered that, according to the Broadridge Report, the Portfolios generally performed well versus competitors during the long-term, but that certain Portfolios had underperformed in comparison to their respective peer groups or performance indexes, or both, on a net-of-fees basis over certain short- and long-term periods. With respect to the Portfolios that underperformed to a certain degree over such periods, the Board discussed with PIMCO the reasons for the underperformance of such Portfolios. The Board also considered actions that have been taken by PIMCO to attempt to improve performance and took note of PIMCO’s plans to monitor performance going forward. Depending on the circumstances, the Independent Trustees may be satisfied with a Portfolio’s performance notwithstanding that it lags its performance index or peer group for certain periods.

The Board ultimately concluded, within the context of all of its considerations in connection with the Agreements and the Subsidiary Agreements, that PIMCO’s performance record and process in managing the Portfolios indicates that its continued management is likely to benefit the Portfolios and their shareholders and merits the approval of the renewal of the Agreements and the Subsidiary Agreements.

4. ADVISORY FEES, SUPERVISORY AND ADMINISTRATIVE FEES AND TOTAL EXPENSES

The Board considered that PIMCO seeks to price new funds and classes to scale at the outset. The Board noted that PIMCO generally seeks to price new funds and classes competitively against the median total expense ratio of the respective Broadridge peer group, if available, while acknowledging that a fee premium may be appropriate for innovative investment offerings. PIMCO reported to the Board that, in proposing fees for any Portfolio or class of shares, it considers a number of factors, including, but not limited to, the type and complexity of the services provided, the cost of providing services, the risk assumed by PIMCO in the development of products and the provision of services and the competitive marketplace for financial products. Fees charged to or proposed for different Portfolios for advisory services and supervisory and administrative services may vary in light of these various factors. The Board also considered that PIMCO reviews the Portfolios’ fee levels and carefully considers changes where appropriate due to competitive positioning considerations, observed long-term notable underperformance and significant misalignments with the level or quality of services being provided or a change in the overall strategic positioning of the Portfolios.

The Board reviewed the advisory fees, supervisory and administrative fees and total expense ratios (including total expense ratios net of fee waivers and expense limitation agreements, as applicable) of the Portfolios (excluding, as may be applicable, extraordinary expenses, interest expenses, acquired fund fees and expenses, and certain other items) (each as a percentage of average net assets) and compared such amounts with the average and median fee and expense levels of other similar funds. The Board also reviewed information relating to the sub-advisory fees paid to Research Affiliates with respect to applicable Portfolios, taking into account that PIMCO compensates Research Affiliates from the advisory fees paid by such Portfolios to PIMCO. With respect to advisory fees, the Board reviewed data from the Broadridge Report that compared the average and median advisory fees of other funds in a “Peer Group” of comparable funds, where appropriate, as well as the universe of other similar funds. The Board reviewed materials indicating that, a number of Portfolios have total expense ratios that fall below the average and median expense ratios in their Peer Group and Broadridge universe. In addition, the Board considered the expense limitation agreement in place for all of the Portfolios and fee waivers in place for certain of the Portfolios, and also noted the fee waivers in place with respect to the advisory fee and supervisory and administrative fee that might result from investments by applicable Portfolios in their respective Subsidiaries.

The Board also reviewed data comparing the Portfolios’ advisory and/or management fees to the fee rates PIMCO charged to registered funds

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(open-end, closed-end and interval), private funds, and non-U.S. registered funds, separate accounts, sub-advised clients and collective investment trusts with similar investment strategies. In cases where the fees for other clients were lower than those charged to the Portfolios, the Trustees noted that the differences in fees were attributable to various factors, including, but not limited to, differences in advisory and other services provided by PIMCO to the Portfolios, differences in the number or extent of the services provided by PIMCO to the Portfolios, the manner in which similar portfolios may be managed, different requirements with respect to liquidity and derivatives management and the implementation and compliance of other regulatory requirements, and the fact that separate accounts may have other contractual arrangements or arrangements across PIMCO strategies that justify different levels of fees. The Board considered that, with respect to collective investment trusts, PIMCO performs fewer or less extensive services because collective investment trusts are generally exempt from SEC regulation and typically involve lower compliance costs; investors in a collective investment trust may receive shareholder services from a trustee bank, rather than PIMCO; collective investment trusts have less regulatory disclosure; and the management structure of collective investment trusts differs from that of funds. The Trustees also considered that PIMCO faces increased entrepreneurial, legal and regulatory risk in sponsoring and managing mutual funds and ETFs as compared to separate accounts, external sub-advised funds or other investment products. In addition, the Trustees considered that PIMCO may charge certain private funds with similar investment mandates lower fees than the Portfolios because such private funds are not required to accept daily redemptions or price their assets on a daily basis, generally do not accept small investors with small account balances and operate under a less onerous and proscriptive regulatory regime.

Regarding advisory fees charged by PIMCO in its capacity as sub-adviser to third party/unaffiliated funds, the Trustees took into account that such fees may be lower than the fees charged by PIMCO to serve as adviser to the Portfolios. The Trustees also took into account that there are various reasons for any such differences in fees, including, but not limited to, the fact that PIMCO may be subject to varying levels of entrepreneurial, legal and regulatory risk and different servicing requirements when PIMCO does not serve as the sponsor of a fund and is not principally responsible for all aspects of a fund’s investment program and operations as compared to when PIMCO serves as investment adviser and sponsor.

The Board considered the Portfolios’ supervisory and administrative fees, comparing them to similar funds managed by other investment advisers in the Broadridge Report. The Board also considered that, as the Portfolios’ business has become increasingly complex and the number of Portfolios has grown over time, PIMCO is responsible for providing a broad array of fund supervision and administrative functions, including, but not limited to: compliance oversight and testing, legal services, risk management, technology, shareholder servicing, reporting, business management and executive leadership. In addition, the Board considered the Trust’s unified fee structure, under which the Trust pays for the supervisory and administrative services it requires for one set fee for each Portfolio. In return for this unified fee, PIMCO provides or procures supervisory and administrative services and bears the costs of various third party services required by the Portfolios, including audit, custodial, portfolio accounting, ordinary legal, transfer agency, sub-accounting and printing costs. The Board further considered that many other funds pay for comparable services separately, and thus it is difficult to directly compare the Trust’s unified supervisory and administrative fees with the fees paid by other funds for administrative services alone. The Board also considered that the unified supervisory and administrative fee leads to Portfolio fees that are fixed over the contract period, rather than variable. The Board noted that, although the unified fee structure does not have breakpoints, it inherently reflects certain economies of scale by fixing the absolute level of Portfolio fees at competitive levels over the contract period even if the Portfolios’ operating costs rise, such as when assets remain flat or decrease. Other factors the Board considered in assessing the unified fee include PIMCO’s approach of pricing Portfolios at scale at inception and reinvesting in other important areas of the business that support the Portfolios. The Board considered historical advisory and/or supervisory and administrative (as may be applicable) fee reductions implemented for different Portfolios and classes, noting that the unified fee can be increased or decreased in subsequent contractual periods with Board approval and is subject to the periodic reviews discussed above. The Board noted that, with few exceptions, PIMCO has generally maintained Portfolio fees at the same level as implemented when the unified fee was adopted, and has reduced fees for a number of Portfolios in prior years. The Board concluded that the Portfolios’ supervisory and administrative fees were reasonable in relation to the value of the services provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Supervision and Administration Agreement represent, in effect, a cap on overall Portfolio fees during the contractual period, which is beneficial to the Portfolios and their shareholders.

The Board considered the Portfolios’ total expense ratios and discussed with PIMCO certain Portfolios and/or classes of Portfolios that had above median total expense ratios. Upon comparing the Portfolios’ total expense ratios to other funds in the “Peer Groups” provided by the Broadridge Report, where appropriate, the Board found total expense ratios of each Portfolio to be reasonable.

The Trustees also considered the advisory fees charged to the Portfolios that invest in other investment companies or operate as funds of funds

52	PIMCO VARIABLE INSURANCE TRUST

(Unaudited)

(the “Funds of Funds”) and the advisory services provided in exchange for such fees. The Trustees determined that such services were in addition to the advisory services provided to the underlying funds in which the Funds of Funds may invest and, therefore, such services were not duplicative of the advisory services provided to the underlying funds. The Board also considered the various fee waiver agreements in place for the Funds of Funds. The Board noted that PIMCO is continuing waivers for these Funds of Funds, as well as for certain other Portfolios of the Trust.

Based on the information presented by PIMCO, Research Affiliates and Broadridge, members of the Board determined, in the exercise of their business judgment, that the level of the advisory fees and supervisory and administrative fees charged by PIMCO under the Agreements and the Subsidiary Agreements, the fees charged by Research Affiliates under the Asset Allocation Agreement, and the total expense ratios of each Portfolio, are reasonable.

5. ADVISER COSTS, LEVEL OF PROFITS AND ECONOMIES OF SCALE

The Board reviewed information regarding PIMCO’s costs of providing services to, as well as the resulting level of profits from, the Portfolios. To the extent applicable, the Board also reviewed information regarding the portion of a Portfolio’s advisory fee retained by PIMCO, following the payment of sub-advisory fees to Research Affiliates, with respect to the Portfolios. Additionally, the Board discussed PIMCO’s pre- and post-distribution profit margin ranges with respect to the Portfolios, as compared to the prior year. The Board also noted that it had received information regarding the structure and manner in which PIMCO’s investment professionals were compensated, and PIMCO’s view of the relationship of such compensation to the recruitment and retention of quality personnel. The Board considered PIMCO’s investment in global infrastructure, technology capabilities, risk management processes and qualified personnel to reinforce existing services, offer new services, and accommodate changing regulatory requirements.

The Board considered the existence of any economies of scale and noted that, to the extent that PIMCO achieves economies of scale in managing the Portfolios, PIMCO shares the benefits of such economies of scale, if any, with the Portfolios and their shareholders in a number of ways, including investing in portfolio and trade operations management, firm technology, middle and back office support, legal and compliance, and fund administration logistics; senior management supervision, governance and oversight of those services; and through fee reductions or waivers, the pricing of Portfolios to scale from inception and the enhancement of services provided to the Portfolios in return for fees paid. The Board considered that the Portfolios’ unified fee rates had been set competitively and/or priced to scale from inception, had been held steady during the contractual period at that scaled competitive rate for most Portfolios as assets grew, or as assets declined in the case of some Portfolios, and continued to be competitive compared with peers. The Board also considered that the unified fee is a transparent means of informing a Portfolio’s shareholders of the fees associated with the Portfolio, and that the Portfolio bears certain expenses that are not covered by the advisory fee or the unified fee. The Board further considered the challenges that arise when managing large funds, which can result in certain “diseconomies” of scale and noted that PIMCO has continued to reinvest in many areas of the business to support the Portfolios.

The Trustees considered that the unified fee has provided inherent economies of scale because a Portfolio maintains competitive fixed fees over the annual contract period even if the particular Portfolio’s assets decline and/or operating costs rise. The Trustees further considered that, in contrast, breakpoints may be a proxy for charging higher fees on lower asset levels and that when a fund’s assets decline, breakpoints may reverse, which causes expense ratios to increase. The Trustees also considered that, unlike the Portfolios’ unified fee structure, funds with “pass through” expense structures may experience increased expense ratios when fixed dollar fees are charged against declining fund assets. The Trustees also reviewed materials demonstrating the benefits of the unified fee to shareholders during market downturns and/or periods of high volatility. In addition, the Trustees considered that the unified fee protects shareholders from a rise in administrative and operating costs that may result from, among other things, PIMCO’s investments in various business enhancements and infrastructure, including those referenced above. The Trustees noted that PIMCO’s investments in these areas are extensive.

The Board concluded that the Portfolios’ cost structures were reasonable and that PIMCO is appropriately sharing economies of scale, if any, through the Portfolios’ unified fee structure, generally pricing Portfolios to scale at inception and reinvesting in its business to provide enhanced and expanded services to the Portfolios and their shareholders.

6. ANCILLARY BENEFITS

The Board considered other benefits realized by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust. Such benefits may include possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the Trust or third party service providers’ relationship-level fee concessions, which decrease fees paid by PIMCO. Such benefits also include ancillary benefits to PIMCO or its employees related to service or rate offers in financial firms’ other business lines, which can result in PIMCO or its employees having access to more favorable products or rates. The Board also considered that affiliates of PIMCO provide distribution and/or shareholder services to the Portfolios and their

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Approval of Investment Advisory Contract and Other Agreements (N-CSR Item 11)	(Cont.)	(Unaudited)

shareholders, for which they may be compensated through distribution and servicing fees paid pursuant to the Portfolios’ Rule 12b-1 plans or otherwise. In addition, the Board considered that PIMCO may benefit indirectly from its use of the HUB technology platform, a joint venture between PIMCO, Man Group, S&P Global, Microsoft and State Street, and its recent strategic managed service arrangement with a third-party consultant. The Board noted that, while PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Portfolios, it has adopted a policy not to enter into contractual soft dollar arrangements.

7. CONCLUSIONS

Based on their review, including the comprehensive consideration and evaluation of each of the broad factors and information summarized above, the Independent Trustees and the Board as a whole concluded that the nature, extent and quality of the services rendered to the Portfolios by PIMCO and Research Affiliates supported the renewal of the Agreements and the Subsidiary Agreements. The Independent Trustees and the Board as a whole concluded that the Agreements and the Subsidiary Agreements continued to be fair and reasonable to the Portfolios and their shareholders, that the fees charged under the Investment Advisory Contract, Supervision and Administration Agreement and the Subsidiary Agreements and the fees charged by Research Affiliates under the Asset Allocation Agreement on behalf of the Portfolios were fair and reasonable in light of the services provided, and that the renewal of the Agreements and the Subsidiary Agreements was in the best interests of the Portfolios and their shareholders.

54	PIMCO VARIABLE INSURANCE TRUST

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank & Trust Co.

2323 Grand Boulevard, 5th Floor

Kansas City, MO 64108

Transfer Agent

SS&C Global Investor & Distribution Solutions, Inc.

80 Lamberton Road

Windsor, CT 06095

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Variable Insurance Trust.

pimco.com/pvit

PVITLOWDURFSTMAR_123125

PIMCO VARIABLE INSURANCE TRUST

Annual

Financial and Other Information

December 31, 2025

PIMCO Real Return Portfolio

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. (The variable product prospectus may be obtained by contacting your Investment Consultant.)

Important Information About the PIMCO Real Return Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company that includes the PIMCO Real Return Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed income securities and other instruments held by the Portfolio are likely to decrease in value. A wide variety of factors can cause interest rates or yields of U.S. Treasury securities (or yields of other types of bonds) to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Portfolio management will anticipate such movement accurately. The Portfolio may experience losses as a result of movements in interest rates.

Changing interest rates may have unpredictable effects on markets, which may detract from Portfolio performance. The interest rate environment has fluctuated in recent years, moving from historically low interest rates in 2020 and 2021 to high interest rates in 2022 and 2023 as a result of the U.S. Federal Reserve (the “Fed”) raising interest rates multiple times in efforts to combat inflation. Starting in late 2024 and again in 2025, the Fed lowered interest rates. It is uncertain whether rates will remain steady, increase or decrease in the future. As such, the Portfolio may face a heightened level of risk associated with changing interest rates and/or bond yields. This could be driven by a variety of factors, including but not limited to central bank monetary policies, changing inflation or real growth rates, general economic conditions, increasing bond issuances or reduced market demand for certain types of bonds or bonds generally. Further, while bond markets have steadily grown over the past three decades, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets”.

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than funds or securities with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets, or negatively impact the Portfolio’s performance or cause the Portfolio to incur losses. As a result, the Portfolio may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of the Portfolio.

The Portfolio may be subject to various risks as described in the Portfolio’s prospectus and in the Principal and Other Risks note in the Notes to Financial Statements.

Classifications of the Portfolio’s portfolio holdings in this report are made according to financial reporting standards. The classification of a particular portfolio holding as shown in the Schedule of Investments section of this report may differ from the classification used for the Portfolio’s compliance calculations, including those used in the Portfolio’s prospectus, investment objectives, regulatory and other investment limitations and policies, which may be based on different asset class, sector or geographical classifications. The Portfolio is separately monitored for compliance with respect to prospectus and regulatory requirements.

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

In February 2022, Russia launched an invasion of Ukraine. As a result, Russia and other countries, persons and entities that provided material aid to Russia’s aggression against Ukraine, have been the subject of economic sanctions and import and export controls imposed by countries throughout the world, including the United States. Such measures, including the United States’ enforcement of sanctions or other similar measures on various Russian entities and persons, and the Russian government’s response, have had and may continue to have an adverse effect on the Russian, Belarusian and other securities, instruments and economies, which may, in turn, negatively impact the Portfolio. The extent, duration and impact of Russia’s military action in Ukraine, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional, European and global economies and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors. Further, the Portfolio may have investments in securities and instruments that are economically tied to the region and may have been negatively impacted by the sanctions and counter-sanctions by Russia, including declines in value and reductions in liquidity. The sanctions may cause the Portfolio to sell portfolio holdings at a disadvantageous time or price or to continue to hold investments that the Portfolio may no longer seek to hold.

The United States’ enforcement of restrictions on U.S. investments in certain issuers and tariffs on goods from certain other countries has

2	PIMCO VARIABLE INSURANCE TRUST

contributed to and may continue to contribute to international trade tensions and may impact portfolio securities. The U.S. government has indicated an intent to alter its approach to international trade policy, including in some cases renegotiating, modifying or terminating certain bilateral or multi-lateral trade arrangements with foreign countries, and it has proposed to take and/or taken related actions, including the imposition of or stated potential imposition of a broad range of tariffs. The imposition of tariffs, trade restrictions, currency restrictions or similar actions (or retaliatory measures taken in response) could lead to, for example, price volatility, reduced market sentiment, and changes in inflation expectations. These and other geopolitical events may contribute to increased instability in the U.S. and global economies and markets, which may have an adverse effect on the performance of the Portfolio and its investments.

Increased volatility in the U.S. and global markets could be harmful to the Portfolio, issuers in which it invests and other market participants and Portfolio service providers. For example, if a bank at which the Portfolio or issuer has an account fails, any cash or other assets in bank or custody accounts, which may be substantial in size, could be temporarily inaccessible or permanently lost by the Portfolio or issuer. If a bank that provides a subscription line credit facility, asset-based facility, other credit facility and/or other services to an issuer or to a fund fails, the issuer or fund could be unable to draw funds under its credit facilities or obtain replacement credit facilities or other services from other lending institutions with similar terms.

Issuers in which the Portfolio may invest can be affected by volatility in the banking sector. Even if banks used by issuers in which the Portfolio invests remain solvent, volatility in the banking sector could contribute to, cause or intensify an economic recession, increase the costs of capital and banking services or result in the issuers being unable to obtain or refinance indebtedness at all or on as favorable terms as could otherwise have been obtained. Potential impacts to the Portfolio and issuers resulting from volatility in the banking sector and accompanying market conditions and potential legislative or regulatory responses are uncertain. Such conditions and responses, as well as a changing interest rate environment, can contribute to decreased market liquidity and erode the value of certain holdings. Market volatility and uncertainty and/or a downturn in market and economic and financial conditions, as a result of developments in the banking sector or otherwise (including as a result of delayed access to cash or credit facilities), could have an adverse impact on the Portfolio and issuers in which it invests.

The following table discloses the inception dates of the Portfolio and its respective share classes along with the Portfolio’s diversification status as of period end:

Portfolio Name	Portfolio Inception	Institutional Class	Administrative Class	Advisor Class	Diversification Status
PIMCO Real Return Portfolio	09/30/99	04/10/00	09/30/99	02/28/06	Diversified

An investment in the Portfolio is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Portfolio. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither this Portfolio’s prospectus nor summary prospectus, the Trust’s Statement of Additional Information (“SAI”), any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or the Portfolio creates a contract between or among any shareholder of the Portfolio, on the one hand, and the Trust, the Portfolio, a service provider to the

Trust or the Portfolio, and/or the Trustees or officers of the Trust, on the other hand. The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend the most recent prospectus or use a new prospectus, summary prospectus or SAI with respect to the Portfolio or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or the Portfolio is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to the Portfolio, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current prospectus or SAI.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	3

Important Information About the PIMCO Real Return Portfolio	(Cont.)

voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Portfolio’s website at www.pimco.com/pvit, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Portfolio files portfolio holdings information with the SEC on Form N-PORT within 60 days of the end of each fiscal quarter. The Portfolio’s complete schedule of securities holdings as of the end of each fiscal quarter will be made available to the public on the SEC’s website at www.sec.gov and on PIMCO’s website at www.pimco.com/pvit, and will be made available, upon request, by calling PIMCO at (888) 87-PIMCO. In August 2024, the SEC adopted amendments to Form N-PORT requiring funds to file Form N-PORT reports on a monthly basis and within 30 days of month end, with each report being made public 60 days after month end. On April 16, 2025, the SEC extended the compliance date for Form N-PORT amendments and fund groups with $1 billion or more in net assets will be required to comply with the amendments for reports filed on or after November 17, 2027.

Paper copies of the Portfolio’s shareholder reports are required to be provided free of charge by the Portfolio, the insurance company or financial intermediary upon request.

In September 2023, the SEC adopted amendments to Rule 35d-1 under the Investment Company Act of 1940, as amended, the rule governing fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. Changes to a fund’s calculation methodology for derivatives instruments for purposes of Rule 35d-1 consistent with such amendments and applicable regulatory interpretations thereof will not constitute a change to a fund’s policy adopted pursuant to Rule 35d-1 and will not require notice or shareholder approval. The amendments became effective on December 11, 2023. On March 14, 2025, the SEC extended the compliance date from December 11, 2025 to June 11, 2026 for fund groups with $1 billion or more in net assets and modified the operation of the compliance dates to allow for compliance based on the timing of certain annual disclosure and reporting obligations that are tied to a fund’s fiscal year-end.

4	PIMCO VARIABLE INSURANCE TRUST

(THIS PAGE INTENTIONALLY LEFT BLANK)

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	5

Financial Highlights	PIMCO Real Return Portfolio

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gain	Tax Basis Return of Capital	Total
Institutional Class

12/31/2025	$11.51	$0.42	$0.49	$0.91	$(0.41)	$0.00	$0.00	$(0.41)

12/31/2024	11.57	0.33	(0.07)	0.26	(0.32)	0.00	0.00	(0.32)

12/31/2023	11.49	0.38	0.06	0.44	(0.24)	0.00	(0.12)	(0.36)

12/31/2022	13.99	0.91	(2.51)	(1.60)	(0.90)	0.00	0.00	(0.90)

12/31/2021	13.92	0.74	0.04	0.78	(0.71)	0.00	0.00	(0.71)
Administrative Class

12/31/2025	11.51	0.40	0.50	0.90	(0.40)	0.00	0.00	(0.40)

12/31/2024	11.57	0.31	(0.07)	0.24	(0.30)	0.00	0.00	(0.30)

12/31/2023	11.49	0.36	0.06	0.42	(0.22)	0.00	(0.12)	(0.34)

12/31/2022	13.99	0.89	(2.51)	(1.62)	(0.88)	0.00	0.00	(0.88)

12/31/2021	13.92	0.71	0.05	0.76	(0.69)	0.00	0.00	(0.69)
Advisor Class

12/31/2025	11.51	0.39	0.49	0.88	(0.38)	0.00	0.00	(0.38)

12/31/2024	11.57	0.30	(0.07)	0.23	(0.29)	0.00	0.00	(0.29)

12/31/2023	11.49	0.35	0.06	0.41	(0.21)	0.00	(0.12)	(0.33)

12/31/2022	13.99	0.87	(2.50)	(1.63)	(0.87)	0.00	0.00	(0.87)

12/31/2021	13.92	0.71	0.04	0.75	(0.68)	0.00	0.00	(0.68)

^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
(a)

Net asset value includes adjustments required by U.S. GAAP. These values, and other performance figures relying on them, such as average annual total return data included in the Portfolio’s prospectus and in any shareholder reports, may differ from net asset values and performance reported elsewhere with respect to the Portfolio.

(b)	Per share amounts based on average number of shares outstanding during the year or period.
(c)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(d)

Total return figures include adjustments required by U.S. GAAP. These values, and other performance figures relying on them, such as average annual total return data included in the Portfolio’s prospectus and in any shareholder reports, may differ from net asset values and performance reported elsewhere with respect to the Portfolio. Additionally, excludes applicable initial sales charges, contingent deferred sales charges and Variable Contract fees or expenses.

6	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses	Expenses Excluding Waivers	Expenses Excluding Interest Expense	Expenses Excluding Interest Expense and Waivers	Net Investment Income (Loss)	Portfolio Turnover Rate

$12.01	8.01%	$186,140	1.24%	1.24%	0.50%	0.50%	3.53%	174%

11.51	2.29	173,182	0.92	0.92	0.50	0.50	2.82	212

11.57	3.92	187,819	0.69	0.69	0.50	0.50	3.28	125

11.49	(11.85)	200,491	0.62	0.62	0.50	0.50	7.26	97

13.99	5.74	233,090	0.52	0.52	0.50	0.50	5.30	162

12.01	7.85	862,804	1.39	1.39	0.65	0.65	3.38	174

11.51	2.13	856,992	1.07	1.07	0.65	0.65	2.68	212

11.57	3.76	954,046	0.84	0.84	0.65	0.65	3.13	125

11.49	(11.98)	1,035,782	0.77	0.77	0.65	0.65	7.13	97

13.99	5.59	1,326,535	0.67	0.67	0.65	0.65	5.13	162

12.01	7.74	350,377	1.49	1.49	0.75	0.75	3.28	174

11.51	2.03	350,085	1.17	1.17	0.75	0.75	2.59	212

11.57	3.66	339,612	0.94	0.94	0.75	0.75	3.03	125

11.49	(12.07)	342,311	0.87	0.87	0.75	0.75	6.99	97

13.99	5.48	396,259	0.77	0.77	0.75	0.75	5.09	162

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	7

Statement of Assets and Liabilities	PIMCO Real Return Portfolio	December 31, 2025

(Amounts in thousands†, except per share amounts)

Assets:

Investments, at value
Investments in securities	$1,864,238
Investments in Affiliates	345
Financial Derivative Instruments
Exchange-traded or centrally cleared	1,537
Over the counter	1,683
Cash	554
Deposits with counterparty	5,984
Foreign currency, at value	2,223
Receivable for investments sold	993,520
Receivable for investments sold on a delayed-delivery basis	1,498
Receivable for TBA investments sold	151,424
Receivable for Portfolio shares sold	1,191
Interest and/or dividends receivable	7,492
Dividends receivable from Affiliates	5
Total Assets	3,031,694

Liabilities:

Borrowings & Other Financing Transactions
Payable for sale-buyback transactions	$1,285,337

Financial Derivative Instruments
Exchange-traded or centrally cleared	1,126
Over the counter	4,039
Payable for investments purchased	19,865
Payable for investments in Affiliates purchased	5
Payable for TBA investments purchased	317,356
Deposits from counterparty	1,604
Payable for Portfolio shares redeemed	2,237
Accrued investment advisory fees	307
Accrued supervisory and administrative fees	307
Accrued distribution fees	77
Accrued servicing fees	113
Total Liabilities	1,632,373

Commitments and Contingent Liabilities^

Net Assets	$1,399,321

Net Assets Consist of:

Paid in capital	$1,630,972
Distributable earnings (accumulated loss)	(231,651)

Net Assets	$1,399,321

Net Assets:

Institutional Class	$186,140
Administrative Class	862,804
Advisor Class	350,377

Shares Issued and Outstanding:

Institutional Class	15,500
Administrative Class	71,846
Advisor Class	29,176

Net Asset Value Per Share Outstanding(a):

Institutional Class	$12.01
Administrative Class	12.01
Advisor Class	12.01

Cost of investments in securities	$1,974,750
Cost of investments in Affiliates	$345
Cost of foreign currency held	$2,220
Cost or premiums of financial derivative instruments, net	$178

†	A zero balance may reflect actual amounts rounding to less than one thousand.
^	See Note 9, Fees and Expenses, in the Notes to Financial Statements for more information.
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Portfolio.

8	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Statement of Operations	PIMCO Real Return Portfolio

Year Ended December 31, 2025
(Amounts in thousands†)

Investment Income:

Interest	$66,490
Dividends from Investments in Affiliates	218
Total Income	66,708

Expenses:

Investment advisory fees	3,491
Supervisory and administrative fees	3,491
Distribution and/or servicing fees - Administrative Class	1,296
Distribution and/or servicing fees - Advisor Class	882
Trustee fees	67
Interest expense	10,307
Miscellaneous expense	14
Total Expenses	19,548
Waiver and/or Reimbursement by PIMCO	(13)
Net Expenses	19,535

Net Investment Income (Loss)	47,173

Net Realized Gain (Loss):

Investments in securities	742
Investments in Affiliates	(9)
Exchange-traded or centrally cleared financial derivative instruments	(4,269)
Over the counter financial derivative instruments	77
Short sales	(35)
Foreign currency	(414)

Net Realized Gain (Loss)	(3,908)

Net Change in Unrealized Appreciation (Depreciation):

Investments in securities	51,730
Exchange-traded or centrally cleared financial derivative instruments	10,505
Over the counter financial derivative instruments	103
Foreign currency assets and liabilities	(907)

Net Change in Unrealized Appreciation (Depreciation)	61,431

Net Increase (Decrease) in Net Assets Resulting from Operations	$104,696

†	A zero balance may reflect actual amounts rounding to less than one thousand.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	9

Statements of Changes in Net Assets	PIMCO Real Return Portfolio

(Amounts in thousands†)	Year Ended December 31, 2025	Year Ended December 31, 2024

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$47,173	$38,075
Net realized gain (loss)	(3,908)	(12,387)
Net change in unrealized appreciation (depreciation)	61,431	4,889

Net Increase (Decrease) in Net Assets Resulting from Operations	104,696	30,577

Distributions to Shareholders:

From net investment income and/or net realized capital gains
Institutional Class	(6,236)	(4,899)
Administrative Class	(28,739)	(23,696)
Advisor Class	(11,379)	(8,670)

Total Distributions(a)	(46,354)	(37,265)

Portfolio Share Transactions:

Net increase (decrease) resulting from Portfolio share transactions*	(39,280)	(94,530)

Total Increase (Decrease) in Net Assets	19,062	(101,218)

Net Assets:

Beginning of year	1,380,259	1,481,477
End of year	$1,399,321	$1,380,259

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

10	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Schedule of Investments	PIMCO Real Return Portfolio	December 31, 2025

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 133.2%

CORPORATE BONDS & NOTES 0.6%

BANKING & FINANCE 0.0%

Avolon Holdings Funding Ltd.
2.528% due 11/18/2027		$53	$51

Credicorp Capital Sociedad Titulizadora SA
9.700% due 03/05/2045	PEN	900	284

Lehman Brothers Holdings, Inc.
0.000% due 04/05/2049 ^(b)	EUR	23	0

			335

INDUSTRIALS 0.6%

Beignet Investor LLC
6.581% due 05/30/2049		$7,100	7,508

VMware LLC
3.900% due 08/21/2027		190	190

			7,698

Total Corporate Bonds & Notes (Cost $7,591)			8,033

U.S. GOVERNMENT AGENCIES 18.4%

Federal Home Loan Mortgage Corp.
4.500% due 09/01/2052		498	488
5.991% due 01/01/2034 •		9	9

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.920% due 01/25/2026		24	24

Federal Home Loan Mortgage Corp. REMICS
4.448% due 01/15/2047 •		586	574
4.673% due 07/15/2044 •		506	497
4.814% due 11/25/2054 •		11,274	11,322
4.824% due 02/25/2055 - 09/25/2055 •		15,865	15,952

Federal Home Loan Mortgage Corp. STRIPS
4.548% due 09/15/2042 •		1,027	1,015

Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
4.106% due 08/25/2031 •		7	7
5.229% due 10/25/2044 - 02/25/2045 •		757	708

Federal National Mortgage Association
4.500% due 11/01/2052		343	336
5.277% due 07/01/2044 - 09/01/2044 •		7	7
6.163% due 10/01/2035 •		10	11

Federal National Mortgage Association REMICS
4.246% due 12/25/2036 •		7	7
4.336% due 08/25/2034 •		2	2
4.339% due 07/25/2037 •		1	1
4.429% due 05/25/2036 •		4	4
4.824% due 11/25/2053 •		1,519	1,526
4.904% due 06/25/2055 •		6,358	6,403
5.034% due 03/25/2055 •		6,074	6,099
5.054% due 08/25/2055 •		1,040	1,045
6.309% due 05/25/2035 ~		36	37

Federal National Mortgage Association Trust
4.339% due 05/25/2042 •		14	14

Government National Mortgage Association
3.500% due 05/20/2052 - 10/20/2054		35,237	32,386

Government National Mortgage Association REMICS
4.818% due 10/20/2072 •		2,136	2,149
4.836% due 12/20/2053 •		7,500	7,501
4.927% due 08/20/2068 •		1,484	1,494
5.018% due 05/20/2073 •		572	583
5.592% due 04/20/2067 •		609	616

Government National Mortgage Association, TBA
3.500% due 02/01/2056		4,000	3,640

U.S. Small Business Administration
6.020% due 08/01/2028		37	38

Uniform Mortgage-Backed Security, TBA
4.500% due 01/01/2056 - 02/01/2056		89,400	87,274

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.500% due 02/01/2056	$17,500	$17,730
6.000% due 02/01/2056	35,800	36,742
6.500% due 03/01/2056	20,600	21,433

Total U.S. Government Agencies (Cost $256,375)		257,674

U.S. TREASURY OBLIGATIONS 101.1%

U.S. Treasury Bonds
4.875% due 08/15/2045 (g)(k)	159	160

U.S. Treasury Inflation Protected Securities (e)
0.125% due 02/15/2051	15,070	8,150
0.125% due 02/15/2052	7,018	3,718
0.250% due 02/15/2050	12,627	7,278
0.625% due 02/15/2043	9,375	6,986
0.750% due 02/15/2042 (g)	43,446	33,862
0.750% due 02/15/2045 (g)	38,359	28,002
0.875% due 02/15/2047 (g)	28,737	20,745
1.000% due 02/15/2046 (g)	26,360	19,897
1.000% due 02/15/2048	7,166	5,240
1.375% due 02/15/2044 (g)	36,660	30,728
1.500% due 02/15/2053 (g)	23,003	17,956
1.750% due 01/15/2028 (g)	55,201	55,623
2.125% due 02/15/2040	9,521	9,434
2.125% due 02/15/2041	9,739	9,544
2.125% due 02/15/2054	19,203	17,273
2.375% due 01/15/2027 (k)	501	505
2.375% due 02/15/2055 (g)	9,700	9,211
2.500% due 01/15/2029 (g)	18,772	19,381
3.375% due 04/15/2032	2,763	3,051
3.625% due 04/15/2028 (g)	46,789	49,110
3.875% due 04/15/2029 (g)	55,632	59,945
0.125% due 04/15/2026 (g)	20,734	20,554
0.125% due 07/15/2026 (g)	39,230	39,002
0.125% due 10/15/2026 (g)	50,522	50,056
0.125% due 04/15/2027 (i)	9,456	9,287
0.125% due 01/15/2030 (g)	39,662	37,629
0.125% due 07/15/2030 (g)	28,320	26,734
0.125% due 01/15/2031	16,223	15,127
0.125% due 07/15/2031 (g)	31,003	28,735
0.125% due 01/15/2032	10,924	9,985
0.250% due 07/15/2029 (g)	35,740	34,444
0.375% due 01/15/2027 (i)	9,031	8,920
0.375% due 07/15/2027	9,664	9,553
0.500% due 01/15/2028 (g)	84,718	83,244
0.625% due 07/15/2032 (g)	91,557	85,925
0.750% due 07/15/2028 (g)	43,052	42,545
0.875% due 01/15/2029	14,662	14,439
1.125% due 10/15/2030 (g)	21,139	20,822
1.125% due 01/15/2033 (g)	26,890	25,810
1.250% due 04/15/2028 (g)(i)(k)	4,016	4,001
1.375% due 07/15/2033 (g)	59,502	58,019
1.625% due 10/15/2027 (g)	24,401	24,590
1.625% due 10/15/2029 (g)	59,914	60,519
1.625% due 04/15/2030 (g)	31,401	31,568
1.750% due 01/15/2034 (g)	20,867	20,757
1.875% due 07/15/2034 (g)	63,194	63,470
1.875% due 07/15/2035 (g)	51,411	51,289
2.125% due 04/15/2029	12,316	12,579
2.125% due 01/15/2035 (g)	31,571	32,140
2.375% due 10/15/2028 (g)	74,625	76,863

U.S. Treasury Notes
4.250% due 08/15/2035 (k)	258	260

Total U.S. Treasury Obligations (Cost $1,520,368)		1,414,665

NON-AGENCY MORTGAGE-BACKED SECURITIES 2.0%

Adjustable Rate Mortgage Trust
4.713% due 05/25/2036 ~	47	40

AG Trust
5.766% due 08/15/2041 •	808	813

Alliance Bancorp Trust
4.326% due 07/25/2037 •	448	401

Angel Oak Mortgage Trust
1.469% due 06/25/2065 ~	47	46

Banc of America Funding Trust
4.787% due 01/20/2047 ~	50	43
5.798% due 02/20/2036 ~	51	49

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Banc of America Mortgage Trust
4.832% due 02/25/2036 ~		$57	$52
5.316% due 06/25/2035 ~		8	7

Bear Stearns ALT-A Trust
4.039% due 03/25/2036 ~		154	126
4.791% due 09/25/2035 ~		453	242

Bear Stearns ARM Trust
4.214% due 07/25/2036 ~		75	64
4.422% due 02/25/2036 ~		16	15
4.783% due 03/25/2035 ~		74	68
5.031% due 01/25/2035 ~		44	43
6.420% due 10/25/2035 •		81	79

Chase Mortgage Finance Trust
6.010% due 02/25/2037 ~		6	6

ChaseFlex Trust
6.000% due 02/25/2037		281	90

Chevy Chase Funding LLC Mortgage-Backed Certificates
4.126% due 01/25/2035 •		1	1

CHL Mortgage Pass-Through Trust
4.027% due 05/20/2036 ~		35	33
4.731% due 10/20/2035 ~		487	460
5.500% due 08/25/2035		18	13
6.000% due 04/25/2036		227	111
6.000% due 03/25/2037		778	337

Citigroup Mortgage Loan Trust, Inc.
4.457% due 09/25/2037 ~		156	146
4.607% due 03/25/2037 ~		809	702
5.500% due 08/25/2034		20	20
6.050% due 03/25/2036 •		63	64
6.490% due 05/25/2035 •		1	1

Countrywide Alternative Loan Trust
4.028% due 02/20/2047 •		171	141
4.206% due 05/25/2047 •		44	41
4.226% due 09/25/2046 •		961	950
4.406% due 12/25/2035 •		13	12
5.029% due 12/25/2035 •		24	21
6.000% due 03/25/2037		2,565	855
6.000% due 04/25/2037		203	169

CSMC Trust
4.129% due 10/26/2036 ~		78	71

Deutsche Alt-B Securities, Inc. Mortgage Loan Trust
3.946% due 10/25/2036 •		4	3

Eurosail-U.K. PLC
4.851% due 06/13/2045 •	GBP	303	408

First Horizon Alternative Mortgage Securities Trust
5.695% due 06/25/2034 ~		$38	38
6.000% due 02/25/2037		260	92

First Horizon Mortgage Pass-Through Trust
5.998% due 08/25/2035 ~		72	48

GreenPoint Mortgage Funding Trust
4.206% due 09/25/2046 •		149	140
4.386% due 11/25/2045 •		47	45

GreenPoint MTA Trust
4.286% due 06/25/2045 •		46	42

GSR Mortgage Loan Trust
4.951% due 09/25/2035 ~		34	33
5.001% due 07/25/2035 ~		20	19
5.223% due 12/25/2034 ~		52	49
6.449% due 01/25/2035 ~		18	17

HarborView Mortgage Loan Trust
4.226% due 09/19/2037 •		26	23
4.286% due 05/19/2035 •		20	20
4.406% due 02/19/2036 •		64	26
4.528% due 06/20/2035 •		29	27

IndyMac INDA Mortgage Loan Trust
5.051% due 11/25/2035 ~		13	15

IndyMac INDX Mortgage Loan Trust
4.373% due 12/25/2034 ~		31	29
4.406% due 07/25/2035 •		103	75
4.626% due 05/25/2034 •		5	4

JP Morgan Mortgage Trust
4.051% due 07/27/2037 ~		155	146
5.099% due 08/25/2035 ~		33	30
5.191% due 07/25/2035 ~		58	56
5.193% due 09/25/2035 ~		7	7
5.555% due 02/25/2035 ~		21	21

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	11

Schedule of Investments	PIMCO Real Return Portfolio	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.022% due 08/25/2035 ~		$35	$33
6.230% due 07/25/2035 ~		6	6

MASTR Adjustable Rate Mortgages Trust
5.633% due 11/21/2034 ~		24	24

Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
4.565% due 11/15/2031 •		11	11

Mellon Residential Funding Corp. Mortgage Pass-Through Trust
4.305% due 12/15/2030 •		12	11

Merrill Lynch Mortgage Investors Trust
4.346% due 11/25/2035 •		15	14

Morgan Stanley Mortgage Loan Trust
5.782% due 06/25/2036 ~		70	68

New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~		2,060	2,000

Project Cashmere
4.543% due 12/30/2057 «(a)	AUD	21,500	14,348

RALI Trust
4.146% due 08/25/2035 •		$33	23
5.007% due 10/25/2037 ~		558	444

Residential Asset Securitization Trust
4.246% due 05/25/2035 •		390	231
6.500% due 09/25/2036		211	61

RFMSI Trust
6.000% due 06/25/2037		109	87

Sequoia Mortgage Trust
4.248% due 07/20/2036 •		109	94

Sequoia Mortgage Trust 5
4.546% due 10/19/2026 •		5	5

Structured Adjustable Rate Mortgage Loan Trust
4.473% due 08/25/2035 ~		31	27
5.429% due 01/25/2035 •		36	34
6.298% due 02/25/2034 ~		16	15

Structured Asset Mortgage Investments II Trust
4.226% due 06/25/2036 •		8	8
4.266% due 04/25/2036 •		42	38
4.346% due 07/19/2035 •		107	105
4.506% due 10/19/2034 •		10	10

Thornburg Mortgage Securities Trust
4.466% due 06/25/2044 •		990	958

Wachovia Mortgage Loan Trust LLC
0.000% due 01/25/2037 •		999	346

WaMu Mortgage Pass-Through Certificates Trust
3.878% due 12/25/2046 •		24	21
4.697% due 12/25/2035 ~		19	18
4.759% due 01/25/2047 •		160	155
4.799% due 05/25/2047 •		125	112
5.029% due 02/25/2046 •		39	36
5.077% due 07/25/2046 •		222	206
5.229% due 11/25/2042 •		3	3
5.529% due 11/25/2046 •		37	34

Total Non-Agency Mortgage-Backed Securities (Cost $29,903)			27,331

ASSET-BACKED SECURITIES 6.4%

CMBS OTHER 0.4%

Arbor Realty Commercial Real Estate Notes Ltd.
5.434% due 01/15/2037 •		1,899	1,910

BDS LLC
5.531% due 03/19/2039 •		790	792

LoanCore Issuer Ltd.
5.493% due 01/17/2037 •		520	521

MF1 LLC
5.881% due 06/19/2037 •		1,324	1,324

TRTX Issuer Ltd.
5.386% due 02/15/2039 •		888	887

			5,434

HOME EQUITY OTHER 1.0%

ACE Securities Corp. Home Equity Loan Trust
4.246% due 03/25/2037 •		314	129

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Argent Mortgage Loan Trust
4.326% due 05/25/2035 •	$342	$314

Argent Securities Trust
4.166% due 05/25/2036 •	107	26

C-BASS Trust
3.966% due 11/25/2036 •	45	20

CIT Mortgage Loan Trust
5.346% due 10/25/2037 •	2,169	2,204

Citigroup Mortgage Loan Trust, Inc.
4.006% due 01/25/2037 •	70	52

Countrywide Asset-Backed Certificates
4.346% due 03/25/2037 •	413	411

Countrywide Asset-Backed Certificates Trust
4.036% due 11/25/2037 •	1,831	1,766
4.586% due 08/25/2047 •	84	83

Credit-Based Asset Servicing & Securitization LLC
3.486% due 06/25/2035 •	298	292
4.326% due 07/25/2037 •	540	363

Ellington Loan Acquisition Trust
4.946% due 05/25/2037 •	178	175

Fremont Home Loan Trust
4.116% due 10/25/2036 •	507	470

GSAA Trust
6.720% due 03/25/2046 þ	203	105

GSAMP Trust
3.916% due 12/25/2036 •	56	28
4.581% due 09/25/2035 •	18	18
4.821% due 03/25/2035 •	30	29

Home Equity Asset Trust
4.521% due 02/25/2036 •	826	817

HSI Asset Securitization Corp. Trust
3.946% due 10/25/2036 •	4	1

JP Morgan Mortgage Acquisition Trust
4.266% due 10/25/2036 •	6	6

Long Beach Mortgage Loan Trust
4.086% due 08/25/2036 •	875	349

MASTR Asset-Backed Securities Trust
4.596% due 10/25/2035 •	40	40

Merrill Lynch Mortgage Investors Trust
4.006% due 09/25/2037 •	12	2
4.086% due 02/25/2037 •	234	66

Morgan Stanley ABS Capital I, Inc. Trust
4.066% due 10/25/2036 •	1,469	648

Morgan Stanley IXIS Real Estate Capital Trust
3.896% due 11/25/2036 •	8	3

New Century Home Equity Loan Trust
4.166% due 08/25/2036 •	679	680
4.611% due 02/25/2035 •	60	59

Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
4.581% due 09/25/2035 •	155	153
4.896% due 10/25/2034 •	873	867

Renaissance Home Equity Loan Trust
4.606% due 12/25/2032 •	39	37

Residential Asset Securities Corporation Trust
4.126% due 09/25/2036 •	481	478
4.306% due 06/25/2036 •	1,478	1,467

Saxon Asset Securities Trust
4.156% due 09/25/2037 •	268	260

Securitized Asset-Backed Receivables LLC Trust
3.966% due 12/25/2036 •	248	52
4.146% due 07/25/2036 •	172	66
4.166% due 07/25/2036 •	2,503	818

Soundview Home Loan Trust
3.966% due 11/25/2036 •	36	10
4.026% due 07/25/2037 •	567	522
4.046% due 06/25/2037 •	1,197	832

		14,718

MANUFACTURING HOUSE ABS OTHER 0.1%

Lehman ABS Manufactured Housing Contract Trust
7.170% due 04/15/2040 ~	786	751

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
WHOLE LOAN COLLATERAL 0.2%

First Franklin Mortgage Loan Trust
4.551% due 11/25/2036 •		$1,446	$1,424

IndyMac INDB Mortgage Loan Trust
3.986% due 07/25/2036 •		510	161

Lehman XS Trust
4.166% due 05/25/2036 •		527	468
4.377% due 06/25/2036 þ		331	327
6.146% due 12/25/2037 •		1,219	1,235

			3,615

OTHER ABS 4.7%

522 Funding CLO Ltd.
5.186% due 10/20/2031 •		157	158

AlbaCore Euro CLO IV DAC
2.999% due 07/15/2035 •	EUR	1,000	1,176

Anchorage Capital CLO 20 Ltd.
4.984% due 01/20/2035 •		$700	700

ARES European CLO X DAC
2.789% due 10/15/2031 •	EUR	105	123

ARES XLIV CLO Ltd.
5.035% due 04/15/2034 •		$700	700

Atlas Senior Loan Fund XVIII Ltd.
4.994% due 01/18/2035 •		4,500	4,500

Bain Capital Credit CLO Ltd.
4.900% due 10/21/2034 •		3,200	3,198

Bain Capital Euro CLO DAC
3.265% due 01/22/2038 •	EUR	2,000	2,352

Black Diamond CLO DAC
3.044% due 05/15/2032 •		125	147

Cairn CLO X DAC
2.789% due 10/15/2031 •		148	174

Capital Four U.S. CLO II Ltd.
5.784% due 01/20/2037 •		$1,000	1,007

Carlyle Euro CLO DAC
3.221% due 08/15/2038 •	EUR	3,800	4,469

Carlyle Global Market Strategies Euro CLO Ltd.
2.814% due 11/15/2031 •		160	188

Cedar Funding V CLO Ltd.
5.243% due 07/17/2031 •		$272	272

CIFC European Funding CLO III DAC
3.059% due 01/15/2034 •	EUR	4,750	5,585

CIFC Funding Ltd.
5.077% due 10/24/2030 •		$451	452

Contego CLO III BV
3.297% due 04/15/2038 •	EUR	1,600	1,882

CVC Cordatus Loan Fund XXI DAC
2.995% due 09/22/2034 •		1,400	1,647

CVC Cordatus Opportunity Loan Fund-R DAC
2.904% due 08/15/2033 •		1,502	1,763

Dryden 44 Euro CLO DAC
2.906% due 04/15/2034 •		2,096	2,464

Dryden 52 Euro CLO DAC
2.924% due 05/15/2034 •		159	187

Dryden 60 CLO Ltd.
5.216% due 07/15/2031 •		$513	514

Dryden 64 CLO Ltd.
5.116% due 04/18/2031 •		203	203

Fortress Credit BSL VII Ltd.
4.950% due 07/23/2032 •		733	734

Gallatin CLO VIII Ltd.
5.256% due 07/15/2031 •		281	281

Harvest CLO XXI DAC
2.769% due 07/15/2031 •	EUR	705	829

Henley CLO VII DAC
3.055% due 04/25/2034 •		1,062	1,249

LCM Loan Income Fund I Ltd.
5.176% due 04/20/2031 •		$81	82

Man GLG Euro CLO V DAC
2.790% due 12/15/2031 •	EUR	49	58

12	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

December 31, 2025

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Marble Point CLO XXII Ltd.
5.078% due 07/25/2034 •		$500	$501

Mountain View CLO XIV Ltd.
6.813% due 10/15/2034 •		4,200	4,201

Neuberger Berman Loan Advisers CLO 45 Ltd.
4.972% due 10/14/2036 •		1,100	1,099

Octagon Investment Partners 18-R Ltd.
5.115% due 04/16/2031 •		81	81

OZLM XXIV Ltd.
5.306% due 07/20/2032 •		196	196

Palmer Square European Loan Funding DAC
3.034% due 05/15/2033 •	EUR	465	547

Providus CLO IV DAC
2.824% due 04/20/2034 •		1,900	2,234

Rockford Tower Europe CLO DAC
3.326% due 08/29/2036 •		1,600	1,882

Romark CLO Ltd.
5.151% due 10/23/2030 •		$23	23

Saranac CLO VI Ltd.
5.125% due 08/13/2031 •		147	147

SLM Student Loan Trust
5.125% due 10/25/2064 •		1,175	1,168

Sound Point CLO IX Ltd.
5.356% due 07/20/2032 •		720	721

Sounds Point CLO IV-R Ltd.
5.296% due 04/18/2031 •		124	124

St. Paul’s CLO II DAC
3.045% due 10/25/2035 •	EUR	800	941

St. Paul’s CLO IV DAC
2.895% due 04/25/2030 •		546	642

St. Paul’s CLO X DAC
2.815% due 04/22/2035 •		794	930

TCW CLO AMR Ltd.
5.151% due 08/16/2034 •		$4,700	4,704

Tikehau CLO IX DAC
3.224% due 01/20/2037 •	EUR	6,200	7,292

Vibrant CLO XI Ltd.
5.266% due 07/20/2032 •		$314	314

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Voya CLO Ltd.
5.084% due 07/20/2032 •		$346	$346

			65,187

Total Asset-Backed Securities (Cost $88,892)			89,705

SOVEREIGN ISSUES 4.6%

Canada Government Real Return Bonds
4.250% due 12/01/2026 (e)	CAD	7,077	5,324

French Republic Government Bonds OAT
0.100% due 03/01/2026 (e)	EUR	15,469	18,113
0.100% due 07/25/2031 (e)		2,582	2,872

Italy Buoni Poliennali Del Tesoro
0.400% due 05/15/2030 (e)		3,616	4,135
1.800% due 05/15/2036 (e)		1,355	1,590

Japan Government CPI-Linked Bonds
0.005% due 03/10/2035 (e)	JPY	1,174,104	7,312
0.100% due 03/10/2028 (e)		1,625,273	10,557
0.100% due 03/10/2029 (e)		2,209,595	14,339

Mexico Government International Bonds
5.850% due 07/02/2032		$400	411

6.625% due 01/29/2038	300	314

Total Sovereign Issues (Cost $69,771)		64,967

	SHARES
PREFERRED SECURITIES 0.1%

BANKING & FINANCE 0.1%

Bank of America Corp.
5.875% due 03/15/2028 (f)	1,220,000	1,233

Total Preferred Securities (Cost $1,220)		1,233

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 0.0%

U.S. TREASURY BILLS 0.0%
3.683% due 02/24/2026 - 04/21/2026 (c)(d)(k)	$636	$630

Total Short-Term Instruments (Cost $630)		630

Total Investments in Securities (Cost $1,974,750)		1,864,238

	SHARES
INVESTMENTS IN AFFILIATES 0.0%

SHORT-TERM INSTRUMENTS 0.0%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%

PIMCO Short-Term Floating NAV Portfolio III	35,422	345

Total Short-Term Instruments (Cost $345)		345

Total Investments in Affiliates (Cost $345)		345

Total Investments 133.2% (Cost $1,975,095)		$1,864,583

Financial Derivative Instruments (h)(j) (0.1)% (Cost or Premiums, net $178)		(1,945)

Other Assets and Liabilities, net (33.1)%		(463,317)

Net Assets 100.0%		$1,399,321

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
(b)	Security is not accruing income as of the date of this report.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Zero coupon security.
(e)	Principal amount of security is adjusted for inflation.
(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate(1)	Borrowing Date	Maturity Date	Amount Borrowed(1)	Payable for Sale-Buyback Transactions(2)
BCY	3.800%	01/05/2026	01/06/2026	$(980,166)	$(980,166)
	3.890	12/16/2025	01/20/2026	(178,071)	(178,398)
	3.970	12/31/2025	01/02/2026	(4,612)	(4,613)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	13

Schedule of Investments	PIMCO Real Return Portfolio	(Cont.)

Counterparty	Borrowing Rate(1)	Borrowing Date	Maturity Date	Amount Borrowed(1)	Payable for Sale-Buyback Transactions(2)
BPS	3.900%	01/02/2026	01/05/2026	$(7,502)	$(7,502)
	3.910	12/22/2025	01/20/2026	(23,870)	(23,899)
	4.020	12/30/2025	01/06/2026	(8,293)	(8,296)
GSC	3.860	01/02/2026	01/09/2026	(5,833)	(5,833)
	3.910	12/30/2025	01/06/2026	(8,505)	(8,508)
	3.950	12/17/2025	01/07/2026	(60,263)	(60,369)
	3.950	12/18/2025	01/02/2026	(7,741)	(7,753)

Total Sale-Buyback Transactions					$(1,285,337)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of December 31, 2025:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions(2)	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(3)
Master Securities Forward Transaction Agreement
BCY	$0	$0	$(1,163,177)	$(1,163,177)	$1,156,707	$(6,470)
BPS	0	0	(39,697)	(39,697)	39,415	(282)
GSC	0	0	(82,463)	(82,463)	81,775	(688)

Total Borrowings and Other Financing Transactions	$0	$0	$(1,285,337)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Sale-Buyback Transactions
U.S. Treasury Obligations	$0	$(1,285,337)	$0	$0	$(1,285,337)

Total Borrowings	$0	$(1,285,337)	$0	$0	$(1,285,337)

Payable for sale-buyback financing transactions					$(1,285,337)

(g)	Securities with an aggregate market value of $1,277,897 have been pledged as collateral under the terms of the above master agreements as of December 31, 2025.

(1)

The average amount of borrowings outstanding during the period ended December 31, 2025 was $(230,319) at a weighted average interest rate of 4.196%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)	Payable for sale-buyback transactions includes $(544) of deferred price drop.
(3)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(h) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Brent Crude September Futures	07/2026	7	$421	$(5)	$0	$(4)
California Carbon Allowance Vintage December Futures	12/2026	181	5,955	113	25	0
Carbon Emissions December Futures	12/2026	5	513	24	1	(1)
Cocoa July Futures	07/2026	5	307	11	0	0
Cocoa March Futures	03/2026	4	243	(3)	0	0
Copper March Futures	03/2026	3	426	40	0	(7)
Euro-Bobl March Futures	03/2026	167	22,797	(163)	0	(16)
Euro-BTP Future March Futures	03/2026	161	22,739	(86)	0	(68)
Euro-Buxl 30-Year Bond March Futures	03/2026	39	5,047	(105)	0	(16)
Gas Oil June Futures	06/2026	6	361	(24)	0	(1)
Gold 100 oz. April Futures	04/2026	2	875	(30)	0	(9)
Iron Ore March Futures	03/2026	18	189	7	0	0

14	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

December 31, 2025

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Live Cattle April Futures	04/2026	14	$1,300	$24	$7	$0
LME Zinc March Futures	03/2026	12	936	26	26	0
New York Harbor June Futures	05/2026	5	427	(35)	0	(5)
Palladium March Futures	03/2026	1	165	12	0	(8)
RBOB Gasoline June Futures	05/2026	8	658	(19)	0	(6)
Silver March Futures	03/2026	2	706	91	0	(73)
Soybean March Futures	03/2026	11	576	(45)	0	(8)
Soybean Meal March Futures	03/2026	65	1,946	(175)	0	(19)
U.S. Treasury 10-Year Note March Futures	03/2026	264	29,684	(62)	0	(54)
U.S. Treasury Ultra Long-Term Bond March Futures	03/2026	507	59,826	(913)	0	(190)
U.S. Ultra Treasury 10-Year Note March Futures	03/2026	1,104	126,977	(779)	0	(207)
WTI Crude June Futures	05/2026	3	171	(7)	0	(1)

				$(2,103)	$59	$(693)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Arabica Coffee July Futures	07/2026	1	$(122)	$(1)	$1	$0
Arabica Coffee March Futures	03/2026	1	(131)	0	1	0
Cocoa March Futures	03/2026	1	(59)	(3)	2	0
Corn July Futures	07/2026	52	(1,182)	7	0	0
Corn March Futures	03/2026	92	(2,025)	(31)	1	0
Cotton No. 2 July Futures	07/2026	29	(969)	(7)	0	0
Cotton No. 2 March Futures	03/2026	13	(418)	7	0	0
Euro-Bund March Futures	03/2026	162	(24,287)	324	44	0
Euro-Oat March Futures	03/2026	450	(63,773)	651	153	0
Gold 100 oz. February Futures	02/2026	13	(5,643)	(204)	59	0
Hard Red Winter Wheat July Futures	07/2026	1	(27)	0	0	0
Hard Red Winter Wheat March Futures	03/2026	18	(463)	2	7	0
Japan Government 10-Year Bond March Futures	03/2026	11	(9,298)	62	20	0
Lean Hogs April Futures	04/2026	21	(755)	(20)	2	0
LME Aluminum March Futures	03/2026	9	(674)	(35)	0	(35)
LME Lead March Futures	03/2026	28	(1,405)	(1)	13	(13)
LME Nickel March Futures	03/2026	3	(300)	(15)	1	(16)
Natural Gas July Futures	06/2026	6	(220)	5	9	0
Natural Gas March Futures	02/2026	11	(344)	53	24	0
Natural Gas March Futures	02/2026	20	(485)	(10)	13	(10)
Natural Gas March Futures	02/2026	15	(433)	(8)	8	(9)
Robusta Coffee March Futures	03/2026	1	(39)	(1)	0	0
Soybean July Futures	07/2026	7	(376)	4	4	0
Soybean Meal July Futures	07/2026	1	(31)	0	0	0
Soybean Oil July Futures	07/2026	9	(267)	5	4	0
Soybean Oil March Futures	03/2026	11	(320)	21	6	0
Sugar No. 11 July Futures	06/2026	56	(923)	(13)	1	(5)
Sugar No. 11 March Futures	02/2026	4	(67)	1	0	(1)
U.S. Treasury 2-Year Note March Futures	03/2026	1,140	(238,020)	(183)	80	0
U.S. Treasury 5-Year Note March Futures	03/2026	95	(10,384)	15	11	0
U.S. Treasury Long-Term Bond March Futures	03/2026	1,240	(143,336)	1,160	271	0
Wheat July Futures	07/2026	8	(213)	2	1	0
Wheat March Futures	03/2026	34	(862)	30	6	0
Wheat March Futures	03/2026	5	(56)	1	0	0
White Sugar May Futures	04/2026	6	(128)	(1)	0	0
				$1,817	$742	$(89)

Total Futures Contracts				$(286)	$801	$(782)

SWAP AGREEMENTS:

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day GBP-SONIO Compounded-OIS	3.750%	Annual	09/17/2030	GBP	63,500	$(308)	$660	$352	$72	$0
Pay(1)	1-Day GBP-SONIO Compounded-OIS	3.750	Annual	03/18/2031		24,500	106	23	129	31	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.300	Semi-Annual	09/20/2027	JPY	400,000	(7)	46	39	1	0

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	15

Schedule of Investments	PIMCO Real Return Portfolio	(Cont.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.300%	Semi-Annual	03/20/2028	JPY	118,480	$(2)	$18	$16	$0	$0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.550	Annual	09/14/2028		1,600,000	(19)	213	194	9	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.500	Annual	12/15/2031		1,061,000	21	394	415	12	0
Pay	1-Day USD-SOFR Compounded-OIS	2.300	Semi-Annual	11/15/2028	$	53,300	(704)	(1,341)	(2,045)	0	(58)
Pay	1-Day USD-SOFR Compounded-OIS	2.340	Semi-Annual	11/21/2028		6,020	(76)	(148)	(224)	0	(6)
Receive(1)	1-Day USD-SOFR Compounded-OIS	3.290	Annual	05/31/2030		23,905	15	87	102	34	0
Receive(1)	1-Day USD-SOFR Compounded-OIS	3.375	Annual	05/31/2030		31,781	31	0	31	46	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	05/15/2032		81,197	(81)	(729)	(810)	146	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2034		9,600	427	(62)	365	20	0
Receive(1)	1-Day USD-SOFR Compounded-OIS	3.640	Annual	08/15/2035		1,000	2	8	10	2	0
Receive(1)	1-Day USD-SOFR Compounded-OIS	3.700	Annual	08/15/2035		1,000	(1)	7	6	2	0
Receive(1)	1-Day USD-SOFR Compounded-OIS	3.715	Annual	08/15/2035		1,730	4	4	8	4	0
Receive	1-Day USD-SOFR Compounded-OIS	2.285	Semi-Annual	11/15/2053		6,810	428	2,035	2,463	19	0
Receive(1)	1-Day USD-SOFR Compounded-OIS	4.010	Annual	11/15/2053		4,700	66	65	131	16	0
Receive(1)	1-Day USD-SOFR Compounded-OIS	4.075	Annual	11/15/2053		4,366	32	44	76	15	0
Receive	1-Day USD-SOFR Compounded-OIS	2.237	Semi-Annual	11/21/2053		5,300	329	1,630	1,959	15	0
Receive	1-Day USD-SOFR Compounded-OIS	2.865	Annual	02/13/2054		22,300	462	4,693	5,155	66	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054		8,300	221	759	980	27	0
Pay(1)	6-Month EUR-EURIBOR	2.750	Annual	03/18/2036	EUR	82,700	(69)	(1,679)	(1,748)	0	(114)
Receive	6-Month EUR-EURIBOR	0.190	Annual	11/04/2052		5,400	334	3,247	3,581	12	0
Receive	6-Month EUR-EURIBOR	0.195	Annual	11/04/2052		5,600	4	3,704	3,708	13	0
Receive	6-Month EUR-EURIBOR	0.197	Annual	11/08/2052		9,900	616	5,932	6,548	23	0
Receive(1)	6-Month EUR-EURIBOR	3.000	Annual	03/18/2056		11,980	(161)	875	714	40	0
Receive	CPTFEMU	2.000	Maturity	02/15/2027		2,500	0	(10)	(10)	0	0
Receive	CPTFEMU	3.000	Maturity	05/15/2027		1,900	1	30	31	0	(1)
Receive	CPTFEMU	3.130	Maturity	05/15/2027		1,200	0	10	10	0	0
Receive	CPTFEMU	1.636	Maturity	06/15/2027		21,300	0	36	36	0	(3)
Pay	CPTFEMU	1.380	Maturity	03/15/2031		13,430	(100)	(2,694)	(2,794)	23	0
Receive	CPTFEMU	2.049	Maturity	08/15/2034		8,700	(4)	(152)	(156)	0	(8)
Receive	CPTFEMU	2.034	Maturity	09/15/2034		5,700	(16)	(74)	(90)	0	(4)
Pay	CPTFEMU	2.487	Maturity	05/15/2037		40	0	1	1	0	0
Pay	CPTFEMU	2.580	Maturity	03/15/2052		800	1	44	45	2	0
Pay	CPTFEMU	2.590	Maturity	03/15/2052		1,300	(34)	112	78	4	0
Pay	CPTFEMU	2.550	Maturity	04/15/2052		200	0	11	11	1	0
Pay	CPTFEMU	2.421	Maturity	05/15/2052		550	0	11	11	1	0
Pay	CPTFEMU	2.590	Maturity	12/15/2052		2,000	0	235	235	4	0
Pay	CPTFEMU	2.700	Maturity	04/15/2053		1,800	12	278	290	4	0
Pay	CPTFEMU	2.763	Maturity	09/15/2053		800	5	141	146	2	0
Pay	CPTFEMU	2.682	Maturity	10/15/2053		900	0	141	141	2	0
Pay	CPTFEMU	2.736	Maturity	10/15/2053	$	1,400	13	230	243	3	0
Pay	CPURNSA	2.700	Maturity	01/14/2026		11,600	0	(32)	(32)	0	(9)
Pay	CPURNSA	2.820	Maturity	02/05/2026		6,900	0	5	5	0	(1)
Pay	CPURNSA	2.842	Maturity	02/13/2026		7,200	0	7	7	0	(1)
Pay	CPURNSA	3.042	Maturity	02/21/2026		5,500	0	18	18	1	0
Receive	CPURNSA	2.313	Maturity	02/26/2026		2,700	0	332	332	0	0
Receive	CPURNSA	2.418	Maturity	03/05/2026		10,200	0	1,193	1,193	0	(1)
Pay	CPURNSA	3.323	Maturity	04/23/2026		3,800	0	30	30	0	0
Receive	CPURNSA	2.767	Maturity	05/13/2026		7,700	0	733	733	0	(1)
Receive	CPURNSA	2.813	Maturity	05/14/2026		3,300	0	305	305	0	0
Receive	CPURNSA	2.703	Maturity	05/25/2026		5,980	0	582	582	0	0
Receive	CPURNSA	2.690	Maturity	06/01/2026		400	0	39	39	0	0

16	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

December 31, 2025

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	CPURNSA	3.300%	Maturity	06/04/2026	$	7,000	$0	$37	$37	$0	$0
Pay	CPURNSA	3.435	Maturity	08/01/2026		14,100	0	82	82	2	0
Pay	CPURNSA	3.433	Maturity	08/27/2026		14,200	0	92	92	2	0
Receive	CPURNSA	1.797	Maturity	08/25/2027		7,000	0	1,218	1,218	1	0
Receive	CPURNSA	1.890	Maturity	08/27/2027		7,100	0	1,184	1,184	1	0
Pay	CPURNSA	2.379	Maturity	07/09/2028		3,700	(2)	(382)	(384)	0	(2)
Receive	CPURNSA	2.573	Maturity	08/26/2028		800	0	62	62	0	0
Receive	CPURNSA	2.645	Maturity	09/10/2028		1,900	0	130	130	1	0
Pay	CPURNSA	2.165	Maturity	04/16/2029		18,000	0	(2,402)	(2,402)	0	(32)
Pay	CPURNSA	1.954	Maturity	06/03/2029		6,450	0	(990)	(990)	0	(10)
Pay	CPURNSA	1.997	Maturity	07/25/2029		20,100	0	(2,948)	(2,948)	0	(33)
Pay	CPURNSA	1.760	Maturity	11/04/2029		12,300	(11)	(2,123)	(2,134)	0	(19)
Receive	CPURNSA	2.311	Maturity	02/24/2031		21,800	0	2,634	2,634	40	0
Receive	UKRPI	3.365	Maturity	09/15/2027	GBP	5,600	0	(76)	(76)	0	(2)
Pay	UKRPI	3.500	Maturity	08/15/2034		6,300	36	282	318	6	0
Pay	UKRPI	3.466	Maturity	09/15/2034		2,700	0	122	122	0	0

Total Swap Agreements							$1,571	$18,969	$20,540	$725	$(305)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of December 31, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset(2)		Total	Market Value	Variation Margin Liability(2)		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$812	$725	$1,537	$0	$ (821)	$ (305)	$ (1,126)

(i)

Securities with an aggregate market value of $11,752 and cash of $5,984 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2025. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(2)	Unsettled variation margin asset of $11 and liability of $(39) for closed futures is outstanding at period end.

(j) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	01/2026		$1,361	JPY	211,634	$0	$(9)

BOA	01/2026	INR	1,826		$20	0	0
	01/2026	KRW	594,828		409	0	(4)
	01/2026	PLN	2,527		691	0	(13)
	01/2026	THB	8,116		251	0	(7)
	01/2026	TWD	39,221		1,286	37	0
	01/2026		$2,448	PLN	8,960	48	0
	01/2026		144	TWD	4,544	1	0
	01/2026		560	ZAR	9,335	3	0
	02/2026	ILS	2,289		$718	0	0
	04/2026		$195	MXN	3,592	3	0

BPS	01/2026	AUD	5,511		$3,582	0	(96)
	01/2026	CHF	253		321	2	0
	01/2026	CNH	18,864		2,677	0	(30)
	01/2026	IDR	2,291,373		137	0	0
	01/2026	ILS	3,822		1,175	0	(25)
	01/2026	INR	61,304		680	0	(2)
	01/2026	JPY	244,100		1,580	20	0
	01/2026	NZD	3,762		2,138	0	(29)
	01/2026	PLN	3,278		899	0	(15)
	01/2026	TWD	132,749		4,368	142	0
	01/2026		$2,963	CNH	20,753	13	0
	01/2026		320	INR	28,909	1	0
	01/2026		2,548	PLN	9,270	34	0

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	17

Schedule of Investments	PIMCO Real Return Portfolio	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	01/2026		$5,078	TWD	159,456	$9	$(9)
	01/2026		1,230	ZAR	20,509	7	0
	01/2026	ZAR	8,744		$523	0	(5)
	02/2026		$704	INR	63,472	0	0
	02/2026		1,747	TWD	54,818	0	(4)
	03/2026	TWD	25,788		$830	11	0

BRC	01/2026	EUR	883		1,025	0	(13)
	01/2026	ILS	999		312	0	(2)
	01/2026		$178	PLN	648	3	0
	01/2026	ZAR	133		$8	0	0
	02/2026	ILS	987		306	0	(4)
	03/2026		$1,677	MXN	31,056	35	0
	03/2026		6,140	TRY	282,454	53	0

BSH	01/2026	JPY	977,601		$6,281	35	0
	02/2026	PEN	905		259	0	(10)

CBK	01/2026	NOK	5,701		559	0	(7)
	01/2026	NZD	1,299		750	2	0
	01/2026	PLN	17		5	0	0
	01/2026	TWD	201,338		6,625	214	0
	01/2026		$1,912	CNH	13,348	3	0
	01/2026		171	ILS	546	1	0
	01/2026		11,323	INR	1,011,994	9	(100)
	01/2026		210	PLN	754	0	0
	01/2026		0	THB	11	0	0
	01/2026		1,432	TWD	44,769	1	(8)
	01/2026		197	ZAR	3,358	5	0
	02/2026	ILS	1,795		$565	1	0
	02/2026		$44	TWD	1,376	0	0
	03/2026	TWD	28,028		$900	10	0

DUB	01/2026	ILS	1,652		514	0	(5)
	01/2026	KRW	1,213,500		829	0	(13)
	01/2026	NZD	1,023		591	2	0
	01/2026		$937	ILS	2,990	2	0
	01/2026		3,436	INR	305,978	0	(40)
	01/2026		1,810	KRW	2,659,162	34	0
	01/2026		519	ZAR	8,727	7	0
	01/2026	ZAR	238		$14	0	(1)
	02/2026	ILS	2,989		937	0	(2)
	02/2026		$59	TWD	1,858	0	0

FAR	01/2026	AUD	11,232		$7,295	0	(201)
	01/2026	CHF	289		361	0	(5)
	01/2026	CNH	9,403		1,336	0	(13)
	01/2026	NZD	3,206		1,837	0	(10)
	01/2026		$496	ILS	1,591	3	0
	01/2026		5,680	MXN	105,354	157	0
	01/2026		2,675	PLN	9,810	58	0
	01/2026		516	ZAR	8,654	6	0
	01/2026	ZAR	165		$10	0	0
	02/2026	ILS	1,590		496	0	(3)

GLM	01/2026		703		217	0	(3)
	01/2026		$600	CHF	481	8	0
	01/2026		1,394	CNH	9,824	16	0
	01/2026		1,258	PLN	4,594	22	0
	01/2026		263	THB	8,389	3	0
	01/2026	ZAR	123		$7	0	0
	02/2026		$16,090	BRL	88,651	0	(34)
	02/2026		1,036	MXN	19,208	26	0
	03/2026		323	BRL	1,777	0	(3)
	03/2026		794	MXN	14,722	19	0
	04/2026		1,651		30,438	23	0

JPM	01/2026	CNH	39,143		$5,558	0	(59)
	01/2026	ILS	10,625		3,265	0	(71)
	01/2026	INR	57,465		645	8	0
	01/2026	KRW	645,619		450	2	0
	01/2026	MXN	364		20	0	(1)
	01/2026	NZD	1,864		1,081	8	0
	01/2026	PLN	5,993		1,635	0	(34)
	01/2026		$1,732	CNH	12,169	14	0

18	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

December 31, 2025

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	01/2026		$1,379	INR	122,814	$0	$(16)
	$01/2026		2,255	PLN	8,298	56	0
	02/2026		450	KRW	644,772	0	(3)
	02/2026		1,802	MXN	33,425	45	0
	03/2026		1,070		19,618	13	0
	04/2026		616		11,346	8	0

MBC	01/2026	CAD	23,335		$16,580	0	(431)
	01/2026	CHF	398		501	0	(2)
	01/2026	EUR	15,269		17,936	0	(16)
	01/2026	GBP	1,037		1,393	0	(5)
	01/2026	JPY	324,735		2,090	16	0
	01/2026	NZD	1,279		739	3	0
	01/2026	SGD	21,323		16,433	0	(165)
	01/2026		$1,022	AUD	1,523	0	(5)
	01/2026		221	INR	20,044	1	0
	01/2026		532	PLN	1,951	11	0
	01/2026		407	THB	13,170	12	0
	01/2026		222	TWD	7,009	1	0
	02/2026		476	MXN	8,814	11	0
	03/2026		446		8,213	7	0
	04/2026		494		9,113	7	0

MYI	01/2026	ILS	3		$1	0	0
	01/2026		$8	JPY	1,170	0	0
	02/2026	ILS	3,574		$1,110	0	(12)

NGF	01/2026	KRW	1,989,261		1,359	0	(20)
	01/2026		$1,215	KRW	1,783,686	22	0
	03/2026		1,150	TRY	52,696	13	0

SCX	01/2026	CNH	18,748		$2,661	0	(29)
	01/2026	IDR	3,811,345		228	0	0
	01/2026	INR	9,099		100	0	(1)
	01/2026	JPY	803,447		5,165	32	0
	01/2026	TWD	42,522		1,396	42	0
	01/2026		$907	INR	81,462	0	(3)

SOG	01/2026	EUR	41,549		$48,104	0	(745)
	01/2026	JPY	2,836,863		18,139	14	0
	01/2026		$7,314	GBP	5,584	214	0
	02/2026		477	MXN	8,818	11	0
	03/2026		0		2	0	0

UAG	01/2026	CHF	1,507		$1,881	0	(22)
	01/2026	PLN	2,524		692	0	(11)
	01/2026		$1,581	PLN	5,718	12	0
	01/2026	ZAR	233		$13	0	(1)
	02/2026		$446	MXN	8,275	11	0

Total Forward Foreign Currency Contracts						$1,683	$(2,377)

WRITTEN OPTIONS:

INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GLM	Cap - OTC CPALEMU	100.151	Maximum of [(Final Index/Initial Index - 1) -3.000%] or 0	06/22/2035	8,600	$(391)	$(182)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BRC	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.440%	01/25/2027	4,900	$(43)	$(20)
	Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.440	01/25/2027	4,900	(43)	(27)

GLM	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.350	01/07/2027	19,600	(178)	(66)
	Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.350	01/07/2027	19,600	(178)	(128)
	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.500	01/14/2027	30,500	(280)	(149)
	Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.500	01/14/2027	30,500	(280)	(148)

							$(1,002)	$(538)

Total Written Options							$(1,393)	$(720)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	19

Schedule of Investments	PIMCO Real Return Portfolio	(Cont.)

SWAP AGREEMENTS:

TOTAL RETURN SWAPS ON SECURITIES

Counterparty	Pay/Receive(2)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
MYC	Receive	U.S. Treasury Inflation Protected Securities	N/A	3.880% (SOFR plus a specified spread)	Maturity	01/15/2026	$185,000	$0	$(942)	$0	$(942)

Total Swap Agreements								$0	$(942)	$0	$(942)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of December 31, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(3)
AZD	$0	$0	$0	$0	$(9)	$0	$0	$(9)	$(9)	$0	$(9)
BOA	92	0	0	92	(24)	0	0	(24)	68	0	68
BPS	239	0	0	239	(215)	0	0	(215)	24	0	24
BRC	91	0	0	91	(19)	(47)	0	(66)	25	0	25
BSH	35	0	0	35	(10)	0	0	(10)	25	0	25
CBK	246	0	0	246	(115)	0	0	(115)	131	(220)	(89)
DUB	45	0	0	45	(61)	0	0	(61)	(16)	0	(16)
FAR	224	0	0	224	(232)	0	0	(232)	(8)	0	(8)
GLM	117	0	0	117	(40)	(673)	0	(713)	(596)	(710)	(1,306)
JPM	154	0	0	154	(184)	0	0	(184)	(30)	0	(30)
MBC	69	0	0	69	(624)	0	0	(624)	(555)	622	67
MYC	0	0	0	0	0	0	(942)	(942)	(942)	996	54
MYI	0	0	0	0	(12)	0	0	(12)	(12)	(40)	(52)
NGF	35	0	0	35	(20)	0	0	(20)	15	0	15
SCX	74	0	0	74	(33)	0	0	(33)	41	0	41
SOG	239	0	0	239	(745)	0	0	(745)	(506)	780	274
UAG	23	0	0	23	(34)	0	0	(34)	(11)	0	(11)

Total Over the Counter	$1,683	$0	$0	$1,683	$(2,377)	$(720)	$(942)	$(4,039)

(k)

Securities with an aggregate market value of $2,398 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2025.

(1)	Notional Amount represents the number of contracts.
(2)

Receive represents that the Portfolio receives payments for any positive net return on the underlying reference. The Portfolio makes payments for any negative net return on such underlying reference. Pay represents that the Portfolio receives payments for any negative net return on the underlying reference. The Portfolio makes payments for any positive net return on such underlying reference.

(3)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

20	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

December 31, 2025

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Statement of Assets and Liabilities as of December 31, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$232	$0	$0	$0	$580	$812
Swap Agreements	0	0	0	0	725	725

	$232	$0	$0	$0	$1,305	$1,537

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,683	$0	$1,683

	$232	$0	$0	$1,683	$1,305	$3,220

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$234	$0	$0	$0	$587	$821
Swap Agreements	0	0	0	0	305	305

	$234	$0	$0	$0	$892	$1,126

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$2,377	$0	$2,377
Written Options	0	0	0	0	720	720
Swap Agreements	0	0	0	0	942	942

	$0	$0	$0	$2,377	$1,662	$4,039

	$234	$0	$0	$2,377	$2,554	$5,165

The effect of Financial Derivative Instruments on the Statement of Operations for the period ended December 31, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$(1,222)	$0	$0	$0	$383	$(839)
Swap Agreements	0	0	0	0	(3,430)	(3,430)

	$(1,222)	$0	$0	$0	$(3,047)	$(4,269)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(5,935)	$0	$(5,935)
Written Options	0	0	0	0	532	532
Swap Agreements	0	0	0	0	5,480	5,480

	$0	$0	$0	$(5,935)	$6,012	$77

	$(1,222)	$0	$0	$(5,935)	$2,965	$(4,192)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$(370)	$0	$0	$0	$(2,070)	$(2,440)
Swap Agreements	0	0	0	0	12,945	12,945

	$(370)	$0	$0	$0	$10,875	$10,505

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(3,342)	$0	$(3,342)
Written Options	0	0	0	0	121	121
Swap Agreements	0	0	0	0	3,324	3,324

	$0	$0	$0	$(3,342)	$3,445	$103

	$(370)	$0	$0	$(3,342)	$14,320	$10,608

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	21

Schedule of Investments	PIMCO Real Return Portfolio	(Cont.)	December 31, 2025

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of December 31, 2025 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2025
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$335	$0	$335
Industrials	0	7,698	0	7,698
U.S. Government Agencies	0	257,674	0	257,674
U.S. Treasury Obligations	0	1,414,665	0	1,414,665
Non-Agency Mortgage-Backed Securities	0	12,983	14,348	27,331
Asset-Backed Securities
CMBS Other	0	5,434	0	5,434
Home Equity Other	0	14,718	0	14,718
Manufacturing House ABS Other	0	751	0	751
Whole Loan Collateral	0	3,615	0	3,615
Other ABS	0	65,187	0	65,187
Sovereign Issues	0	64,967	0	64,967
Preferred Securities
Banking & Finance	0	1,233	0	1,233
Short-Term Instruments
U.S. Treasury Bills	0	630	0	630

	$0	$1,849,890	$14,348	$1,864,238

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2025

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$345	$0	$0	$345

Total Investments	$345	$1,849,890	$14,348	$1,864,583

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	439	1,087	0	1,526
Over the counter	0	1,683	0	1,683

	$439	$2,770	$0	$3,209

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(331)	(756)	0	(1,087)
Over the counter	0	(4,039)	0	(4,039)

	$(331)	$(4,795)	$0	$(5,126)

Total Financial Derivative Instruments	$108	$(2,025)	$0	$(1,917)

Totals	$453	$1,847,865	$14,348	$1,862,666

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended December 31, 2025:

Category and Subcategory	Beginning Balance at 12/31/2024	Net Purchases	Net Sales/ Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2025	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2025(1)
Investments in Securities, at Value
Non-Agency Mortgage-Backed Securities	$0	$14,058	$0	$0	$0	$290	$0	$0	$14,348	$290

Totals	$0	$14,058	$0	$0	$0	$290	$0	$0	$14,348	$290

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 12/31/2025	Valuation Technique	Unobservable Inputs	(% Unless Noted Otherwise)
				Input Value(s)	Weighted Average
Investments in Securities, at Value
Non-Agency Mortgage-Backed Securities	$14,348	Recent Transaction	Purchase Price	100.000	—

Total	$14,348

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2025 may be due to an investment no longer held or categorized as Level 3 at period end.

22	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Notes to Financial Statements	December 31, 2025

1. ORGANIZATION

PIMCO Variable Insurance Trust (the “Trust”) is a Delaware statutory trust established under a trust instrument dated October 3, 1997. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans. Information presented in these financial statements pertains to the Institutional Class, Administrative Class and Advisor Class shares of the PIMCO Real Return Portfolio (the “Portfolio”) offered by the Trust. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Portfolio.

Hereinafter, the Board of Trustees of the Portfolio shall be collectively referred to as the “Board.”

The Portfolio has adopted the Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280) — Improvements to Reportable Segment Disclosures. Adoption of the standard impacted financial statement disclosures only and did not affect the Portfolio’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and to assess its performance, and has discrete financial information available. The Officers, as listed in the Management of the Trust section of the most recent Statement of Additional Information, act as the Portfolio’s CODM. The Portfolio represents a single operating segment, as the CODM monitors the operating results of the Portfolio as a whole and the Portfolio’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Portfolio’s portfolio managers as a team. The financial information in the form of the Portfolio’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Portfolio’s comparative benchmarks and to make resource allocation decisions for the Portfolio’s single segment, is consistent with that presented within the Portfolio’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Portfolio is treated as an investment company under the reporting requirements of U.S. GAAP, including but not limited to ASC 946. The functional and reporting currency for the Portfolio is the U.S. dollar. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statement of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Statement of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	23

Notes to Financial Statements	(Cont.)

obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable. A debt obligation may be granted, in certain situations, a contractual or non-contractual forbearance for interest payments that are expected to be paid after agreed upon pay dates.

(b) Foreign Currency Translation The market values of foreign securities, currency holdings and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Portfolio does not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) from investments on the Statement of Operations. The Portfolio may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains (losses) arising from sales of spot foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Statement of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Statement of Operations.

(c) Multi-Class Operations Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains (losses) are allocated daily based on the relative net assets of each class of the Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees. Under certain circumstances, the per share net asset value (“NAV”) of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(d) Distributions to Shareholders Distributions from net investment income, if any, are declared daily and distributed to shareholders monthly. In addition, the Portfolio distributes any net capital gains it earns from the sale of portfolio securities to shareholders no less frequently than annually. The Portfolio may revise its distribution policy or postpone the payment of distributions at any time.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income distributions and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Separately, if the Portfolio determines or estimates, as applicable, that a portion of a distribution may be comprised of amounts from sources other than net investment income in accordance with its policies, accounting records (if applicable) and accounting practices, the Portfolio will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. For these purposes, the Portfolio determines or estimates, as applicable, the source or sources from which a distribution is paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is determined or estimated, as applicable, that a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between the Portfolio’s daily internal accounting records and practices, the Portfolio’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, the Portfolio’s internal accounting records and practices may take into account, among other factors, tax-related characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include but are not limited to, for certain funds, the treatment of periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible that the Portfolio may not issue a Section 19 Notice in situations where the Portfolio’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Final determination of a distribution’s tax character will be provided to shareholders when such information is available.

24	PIMCO VARIABLE INSURANCE TRUST

December 31, 2025

Distributions classified as a tax basis return of capital at the Portfolio’s fiscal year end, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital on the Statement of Assets and Liabilities. In addition, other amounts have been reclassified between distributable earnings (accumulated loss) and paid in capital on the Statement of Assets and Liabilities to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(e) New Accounting Pronouncements and Regulatory Updates In September 2023, the U.S. Securities and Exchange Commission (“SEC”) adopted amendments to Rule 35d-1 under the Act, which governs fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. Changes to a fund’s calculation methodology for derivatives instruments for purposes of Rule 35d-1 consistent with such amendments and applicable regulatory interpretations thereof will not constitute a change to a fund’s policy adopted pursuant to Rule 35d-1 and will not require notice or shareholder approval. The amendments became effective December 11, 2023. On March 14, 2025, the SEC extended the compliance date from December 11, 2025 to June 11, 2026 for fund groups with $1 billion or more in net assets and modified the operation of the compliance dates to allow for compliance based on the timing of certain annual disclosure and reporting obligations that are tied to a fund’s fiscal year-end. At this time, management is evaluating the implications of these changes on the financial statements.

In December 2023, FASB issued ASU 2023-09, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. Management has implemented changes in connection with the amendments and where applicable included additional disclosure in the Notes to Financial Statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The NAV of the Portfolio’s shares, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Portfolio or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Portfolio’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolio or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Portfolio may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Portfolio generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Portfolio may calculate its NAV as of the NYSE Close for such day or such other time that the Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange or the NYSE Close if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated PIMCO as the valuation designee (“Valuation Designee”) for the Portfolio to perform the fair value determination relating to all Portfolio investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of portfolio investments. The Valuation Designee may value portfolio securities for which market quotations are not readily available and

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	25

Notes to Financial Statements	(Cont.)

other Portfolio assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, exchange-traded funds (“ETFs”), exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures, are valued at the settlement price determined by the relevant exchange. Swap agreements and swaptions are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Portfolio’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Portfolio may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Portfolio’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio’s next calculated NAV. An alternative exchange rate may be obtained from a Pricing Source or an exchange rate may otherwise be determined if believed to be more reflective of the rates at which the Portfolio may transact.

Whole loans may be fair valued using inputs that take into account borrower- or loan-level data (e.g., credit risk of the borrower) that is updated periodically throughout the life of each individual loan; any new borrower- or loan-level data received in written reports periodically by the Portfolio normally will be taken into account in calculating the NAV. The Portfolio’s whole loan investments, including those originated by the Portfolio or through an alternative lending platform, generally are fair valued by the Valuation Designee in accordance with procedures approved by the Board.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and procedures are intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold. The Portfolio’s use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Frequent or Excessive Purchases, Exchanges and Redemptions” section in the Portfolio’s prospectus.

Under certain circumstances, the per share NAV of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

26	PIMCO VARIABLE INSURANCE TRUST

December 31, 2025

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

∎	Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

∎	Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between fair value Levels of the Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

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Notes to Financial Statements	(Cont.)

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

Securities may be valued based on purchase prices of privately negotiated transactions. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

The Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. A complete schedule of portfolio holdings for each affiliate fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available at the SEC’s website at www.sec.gov. A copy of each affiliate fund’s shareholder report is also available at the SEC’s website at www.sec.gov, on the Portfolio’s website at www.pimco.com, or upon request, as applicable. The table below shows the Portfolio’s transactions in and earnings from investments in the affiliated funds for the period ended December 31, 2025 (amounts in thousands†):

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 12/31/2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 12/31/2025	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$36	$701,118	$(700,800)	$(9)	$0	$345	$218	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

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(b) Investments in Securities

The Portfolio may utilize the investments and strategies described below to the extent permitted by the Portfolio’s investment policies.

Delayed-Delivery Transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, the Portfolio will designate or receive as collateral liquid assets in an amount sufficient to meet the purchase price or respective obligations. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. The Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain (loss). When the Portfolio has sold a security on a delayed-delivery basis, the Portfolio does not participate in future gains (losses) with respect to the security.

Inflation-Indexed Bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury Inflation-Protected Securities (“TIPS”). For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Mortgage-Related and Other Asset-Backed Securities directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are interests in pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal payments. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including, but not limited to, auto loans, accounts receivable such as credit card receivables and hospital account receivables, home equity loans, student loans, boat loans, mobile home loans, recreational vehicle loans, manufactured housing loans, aircraft leases, computer leases, syndicated bank loans, peer-to-peer loans and litigation finance loans. The Portfolio may invest in any level of the capital structure of an issuer or mortgage-backed or asset-backed securities, including the equity or “first loss” tranche.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs, CLOs and other CDOs are types of asset-backed securities. A CBO is a trust which is often backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. Other CDOs are trusts backed by other types of assets representing obligations of various parties. For CBOs, CLOs and other CDOs, the cash flows from the trust are split into portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche which bears the first loss from any defaults from the bonds or loans in the trust, although more senior tranches may also bear losses. Since they are partially protected from defaults, senior tranches from a CBO trust, CLO trust or trust of another CDO typically have higher ratings and lower yields than their underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CBO, CLO or other CDO tranches can experience substantial losses due to actual defaults, downgrades of the underlying collateral by rating agencies, forced liquidation of the collateral pool due to a failure of coverage tests, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CBO, CLO or other CDO securities as a class. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Portfolio invests. In addition to the normal risks associated with fixed income securities discussed elsewhere in this report and the

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Notes to Financial Statements	(Cont.)

Portfolio’s prospectus and statement of additional information (e.g., prepayment risk, credit risk, liquidity risk, market risk, structural risk, legal risk and interest rate risk (which may be exacerbated if the interest rate payable on a structured financing changes based on multiples of changes in interest rates or inversely to changes in interest rates)), CBOs, CLOs and other CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) risks related to the capability of the servicer of the securitized assets, (iv) the risk that the Portfolio may invest in CBOs, CLOs, or other CDOs that are subordinate to other classes, (v) the structure and complexity of the transaction and the legal documents may not be fully understood at the time of investment and could lead to disputes with the issuer or among investors regarding the characterization of proceeds or unexpected investment results, and (vi) the CDO’s manager may perform poorly.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Perpetual Bonds are fixed income securities with no maturity date but pay a coupon in perpetuity (with no specified ending or maturity date). Unlike typical fixed income securities, there is no obligation for perpetual bonds to repay principal. The coupon payments, however, are mandatory. While perpetual bonds have no maturity date, they may have a callable date in which the perpetuity is eliminated and the issuer may return the principal received on the specified call date. Additionally, a perpetual bond may have additional features, such as interest rate increases at periodic dates or an increase as of a predetermined point in the future.

Securities Issued by U.S. Government Agencies or Government-Sponsored Enterprises are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. The U.S. Government does not guarantee the net asset value of the Portfolio’s shares. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks, credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC is a government sponsored corporation that issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

In June 2019, FNMA and FHLMC started issuing Uniform Mortgage-Backed Securities in place of their current offerings of TBA-eligible securities (the “Single Security Initiative”). The Single Security Initiative seeks to support the overall liquidity of the TBA market and aligns the characteristics of FNMA and FHLMC certificates. The long-term effects that the Single Security Initiative may have on the market for TBA and other mortgage-backed securities are uncertain.

Roll-timing strategies can be used where the Portfolio seeks to extend the expiration or maturity of a position, such as a TBA security on an underlying asset, by closing out the position before expiration and contemporaneously opening a new position with respect to substantially the same underlying asset with a later expiration date. TBA securities purchased or sold are reflected on the Statement of Assets and Liabilities as an asset or liability, respectively. Recently finalized FINRA rules include mandatory margin requirements for the TBA market that require the Portfolio to post collateral in connection with its TBA transactions. There is no similar requirement applicable to the Portfolio’s TBA counterparties. The required collateralization of TBA trades could increase the cost of TBA transactions to the Portfolio and impose added operational complexity.

When-Issued Transactions are purchases or sales made on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Transactions to purchase or sell securities on a when-issued basis involve a commitment by the Portfolio to purchase or sell these

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securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. The Portfolio may sell when-issued securities before they are delivered, which may result in a realized gain (loss).

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may enter into the borrowings and other financing transactions described below to the extent permitted by the Portfolio’s investment policies.

The following disclosures contain information on the Portfolio’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Portfolio. The location of these instruments in the Portfolio’s financial statements is described below.

(a) Repurchase Agreements Under the terms of a typical repurchase agreement, the Portfolio purchases an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. In an open maturity repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Portfolio or counterparty at any time. The underlying securities for all repurchase agreements are held by the Portfolio’s custodian or designated subcustodians (in the case of tri-party repurchase agreements). Traditionally, the Portfolio has used bilateral repurchase agreements wherein the underlying securities will be held by the Portfolio’s custodian. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, if any, including accrued interest, are included on the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations. In periods of increased demand for collateral, the Portfolio may pay a fee for the receipt of collateral, which may result in interest expense to the Portfolio.

(b) Reverse Repurchase Agreements In a reverse repurchase agreement, the Portfolio delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. In an open maturity reverse repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Portfolio or counterparty at any time. The Portfolio is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Portfolio to counterparties are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made by the Portfolio to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The Portfolio will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under reverse repurchase agreements.

(c) Sale-Buybacks A sale-buyback financing transaction consists of a sale of a security by the Portfolio to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Portfolio is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by the Portfolio are reflected as a liability on the Statement of Assets and Liabilities. The Portfolio will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, the Portfolio would have otherwise received had the security not been sold and (ii) the negotiated financing terms between the Portfolio and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statement of Operations. Interest payments based upon negotiated financing terms made by the Portfolio to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The Portfolio will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under sale-buyback transactions.

(d) Short Sales Short sales are transactions in which the Portfolio sells a security that it does not own in anticipation that the market price of that security will decline. The Portfolio may make short sales of securities: (i) to offset potential declines in long positions in similar securities, (ii) to increase the flexibility of the Portfolio, (iii) for investment return, (iv) as part of a risk arbitrage strategy, and (v) as part of its overall portfolio management strategies involving the use of derivative instruments. When the Portfolio makes a short sale, it will often borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Portfolio will ordinarily have to pay a fee or premium to borrow a security and be obligated to repay the lender of the security any dividend or interest that accrues on the security during the period of the loan. Securities

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Notes to Financial Statements	(Cont.)

sold in short sale transactions and the dividend or interest payable on such securities, if any, are reflected as payable for short sales on the Statement of Assets and Liabilities. Short sales expose the Portfolio to the risk that it will be required to cover its short position at a time when the security or other asset has appreciated in value, thus resulting in losses to the Portfolio. A short sale is “against the box” if the Portfolio holds in its portfolio or has the right to acquire the security sold short, or securities identical to the security sold short, at no additional cost. The Portfolio will be subject to additional risks to the extent that it engages in short sales that are not “against the box.” The Portfolio’s loss on a short sale could theoretically be unlimited in cases where the Portfolio is unable, for whatever reason, to close out its short position.

(e) Interfund Lending In accordance with an exemptive order (the “Order”) from the SEC, each Portfolio of the Trust may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Portfolio’s investment policies and restrictions. Each Portfolio is currently permitted to borrow under the Interfund Lending Program. A lending portfolio may lend in aggregate up to 15% of its current net assets at the time of the interfund loan, but may not lend more than 5% of its net assets to any one borrowing portfolio through the Interfund Lending Program. A borrowing portfolio may not borrow through the Interfund Lending Program or from any other source if its total outstanding borrowings immediately after the borrowing would be more than 33 1/3% of its total assets (or any lower threshold provided for by the portfolio’s investment restrictions). If a borrowing portfolio’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interfund loan rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending portfolio and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended December 31, 2025, the Portfolio did not participate in the Interfund Lending Program.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The Portfolio may enter into the financial derivative instruments described below to the extent permitted by the Portfolio’s investment policies.

The following disclosures contain information on how and why the Portfolio uses financial derivative instruments, and how financial derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedule of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Schedule of Investments, serve as indicators of the volume of financial derivative activity for the Portfolio.

(a) Forward Foreign Currency Contracts may be engaged, in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily, and the change in value is recorded by the Portfolio as an unrealized gain (loss). Realized gains (losses) are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain (loss) reflected on the Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

(b) Futures Contracts are agreements to buy or sell a security or other asset for a set price on a future date and are traded on an exchange. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value

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may be posted or collected by the Portfolio (“Futures Variation Margin”). Futures Variation Margins, if any, are disclosed within centrally cleared financial derivative instruments on the Statement of Assets and Liabilities. Gains (losses) are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the Futures Variation Margin included within exchange traded or centrally cleared financial derivative instruments on the Statement of Assets and Liabilities.

(c) Options Contracts may be written or purchased to enhance returns or to hedge an existing position or future investment. The Portfolio may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put, an amount equal to the premium received is recorded and subsequently marked to market to reflect the current value of the option written. These amounts are included on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain (loss). Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (“call”) or purchased (“put”) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included as an asset on the Statement of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) when the underlying transaction is executed.

Inflation-Capped Options may be written or purchased to enhance returns or for hedging opportunities. The purpose of purchasing inflation-capped options is to protect the Portfolio from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products.

Interest Rate Swaptions may be written or purchased to enter into a pre-defined swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

(d) Swap Agreements are bilaterally negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). The Portfolio may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Centrally Cleared Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Statement of Operations. Daily changes in valuation of centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared financial derivative instruments on the Statement of Assets and Liabilities. Centrally Cleared and OTC swap payments received or paid at the beginning of the measurement period are included on the Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gain (loss) on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain (loss) on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gain (loss) on the Statement of Operations.

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Notes to Financial Statements	(Cont.)

For purposes of applying certain of the Portfolio’s investment policies and restrictions, swap agreements, like other derivative instruments, may be valued by the Portfolio at market value, notional value or full exposure value. In the case of a credit default swap, in applying certain of the Portfolio’s investment policies and restrictions, the Portfolio will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of the Portfolio’s other investment policies and restrictions. For example, the Portfolio may value credit default swaps at full exposure value for purposes of the Portfolio’s credit quality guidelines (if any) because such value in general better reflects the Portfolio’s actual economic exposure during the term of the credit default swap agreement. As a result, the Portfolio may, at times, have notional exposure to an asset class (before netting) that is greater or lesser than the stated limit or restriction noted in the Portfolio’s prospectus. In this context, both the notional amount and the market value may be positive or negative depending on whether the Portfolio is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by the Portfolio for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may fail to perform or meet an obligation or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates or the values of the asset upon which the swap is based.

The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk may be mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral to the Portfolio to cover the Portfolio’s exposure to the counterparty.

To the extent the Portfolio has a policy to limit the net amount owed to or to be received from a single counterparty under existing swap agreements, such limitation only applies to counterparties to OTC swaps and does not apply to centrally cleared swaps where the counterparty is a central counterparty or derivatives clearing organization.

Interest Rate Swap Agreements may be entered into to help hedge against interest rate risk exposure as the value of the fixed rate bonds that the Portfolio holds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Portfolio with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

Total Return Swap Agreements are entered into to gain or mitigate exposure to the underlying reference asset. Total return swap agreements involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset and on a fixed or variable interest rate. Total return swap agreements may involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific underlying reference asset, which may include a single security, a basket of securities or an index, and in return receives a fixed or variable rate. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference asset less a financing rate, if any. As a receiver, the Portfolio would receive payments based on any net positive total return and would owe payments in the event of a net negative total return. As the payer, the Portfolio would owe payments on any net positive total return and would receive payments in the event of a net negative total return.

7. PRINCIPAL AND OTHER RISKS

(a) Principal Risks

The principal risks of investing in the Portfolio, which could adversely affect its net asset value, yield and total return, are listed below. Please see “Description of Principal Risks” in the Portfolio’s prospectus for a more detailed description of the risks of investing in the Portfolio.

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Interest Rate Risk is the risk that fixed income securities will fluctuate in value due to changes in interest rates; a portfolio with a longer average portfolio duration will be more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration. Factors such as government policy, inflation, the economy, and market for bonds can impact interest rates and yields.

Call Risk is the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons including declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality. If an issuer calls a security that the Portfolio has invested in, the Portfolio may not recoup the full amount of its initial investment or may not realize the full anticipated earnings from the investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Credit Risk is the risk that the Portfolio could experience losses if the issuer or guarantor of a fixed income security, the counterparty to a derivative contract, or the issuer or guarantor of collateral, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

High Yield Risk is the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of market, credit, call and liquidity risks. High yield securities are considered primarily speculative by rating agencies with respect to the issuer’s continuing ability to make principal and interest payments, and their values may be more volatile than higher-rated securities of similar maturity.

Market Risk is the risk that the value of securities owned by the Portfolio may fluctuate, sometimes rapidly or unpredictably, due to a variety of factors affecting securities markets generally or particular industries or sectors.

Issuer Risk is the risk that the value of a security may decline for reasons related to the issuer, such as management performance, changes in financial condition or credit rating, financial leverage, reputation or reduced demand for the issuer’s goods or services.

Liquidity Risk is the risk that a particular investment may be difficult to purchase or sell and that the Portfolio may be unable to sell investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity. The liquidity of the Portfolio’s shares may be constrained by the liquidity of the Portfolio’s portfolio holdings.

Derivatives Risk is the risk of investing in derivative instruments (such as forwards, futures, options, swaps and structured securities) and other similar investments, including leverage, liquidity, interest rate, market, counterparty (including credit), operational, legal and management risks, and valuation complexity. Changes in the value of a derivative or other similar investment may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Portfolio could lose more than the initial amount invested. Changes in the value of a derivative or other similar instrument may also create margin delivery or settlement payment obligations for the Portfolio. The Portfolio’s use of derivatives or other similar investments may result in losses to the Portfolio, a reduction in the Portfolio’s returns and/or increased volatility. Non-centrally-cleared over-the-counter (“OTC”) derivatives or other similar investments are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for non-centrally-cleared OTC derivatives or other similar investments. The primary credit risk on derivatives or other similar investments that are exchange-traded or traded through a central clearing counterparty resides with the Portfolio’s clearing broker or the clearinghouse. Changes in regulations relating to a registered fund’s use of derivatives and related instruments could potentially limit or impact the Portfolio’s ability to invest in derivatives, limit the Portfolio’s ability to employ certain strategies that use derivatives or other similar investments and/or adversely affect the value of derivatives or other similar investments and the Portfolio’s performance.

Equity Risk is the risk that the value of equity or equity-related securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity or equity-related securities generally have greater price volatility than fixed income securities. In addition, preferred securities may be subject to greater credit risk or other risks, such as risks related to deferred and omitted distributions, limited voting rights, liquidity, interest rates, regulatory changes and special redemption rights.

Mortgage-Related and Other Asset-Backed Securities Risk is the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk. The Portfolio may invest in any tranche of mortgage-related and other asset-backed securities, including junior and/or equity tranches

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Notes to Financial Statements	(Cont.)

(to the extent consistent with the Portfolio’s guidelines), which generally carry higher levels of the foregoing risks.

Foreign (Non-U.S.) Investment Risk is the risk that investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a portfolio that invests exclusively in securities of U.S. companies, due to smaller or less developed markets, differing financial reporting, accounting, corporate governance and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable U.S. or foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, political changes, diplomatic developments, trade restrictions (including tariffs) or the imposition of sanctions and other similar measures. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Emerging Markets Risk is the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk.

Sovereign Debt Risk is the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit events resulting from an issuer’s inability or unwillingness to make principal or interest payments in a timely fashion.

Currency Risk is the risk that foreign (non-U.S.) currencies may fluctuate in value relative to the U.S. dollar, which can affect the value of the Portfolio’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Leveraging Risk is the risk that certain transactions of the Portfolio, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, and derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Portfolio to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss. The use of leverage may also increase the Portfolio’s sensitivity to interest rate changes and other market risks.

Management Risk is the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio managers in connection with managing the Portfolio and may cause PIMCO to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of the Portfolio will be achieved.

Inflation-Indexed Security Risk is the risk that inflation-indexed debt securities are subject to the effects of actual or anticipated changes in market interest rates caused by factors other than inflation (real interest rates). In general, the value of an inflation-indexed security, including TIPS, tends to decrease when real interest rates increase and can increase when real interest rates decrease. Interest payments on inflation-indexed securities are unpredictable and will fluctuate as the principal and interest are adjusted for inflation. There can be no assurance that the inflation index used will accurately measure the real rate of inflation in the prices of goods and services. Any increase in the principal amount of an inflation-indexed debt security will be considered taxable ordinary income, even though the Portfolio will not receive the principal until maturity.

Short Exposure Risk is the risk of entering into short sales or other short positions, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale or other short position will not fulfill its contractual obligations, causing a loss to the Portfolio.

Collateralized Loan Obligations Risk is the risk that investing in collateralized loan obligations (“CLOs”) and other similarly structured investments exposes the Portfolio to heightened credit risk, interest rate risk, liquidity risk, market risk and prepayment and extension risk, as well as the risk of default on the underlying asset. In addition, investments in CLOs carry additional risks, including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) risks related to the capability of the servicer of the securitized assets; (iv) the risk that the Portfolio may invest in tranches of CLOs that are subordinate to other tranches; (v) the structure and complexity of the transaction and the legal documents may not be fully understood at the time of investment and could lead to disputes with the issuer or among investors regarding the characterization of proceeds or unexpected investment results; and (vi) the CLO’s manager may perform poorly.

Turnover Risk is the risk that high levels of portfolio turnover may increase transaction costs and taxes and may lower investment performance.

(b) Other Risks

In general, the Portfolio may be subject to additional risks, including, but not limited to, risks related to government regulation and intervention in financial markets, operational risks, risks associated with financial, economic and global market disruptions, and cyber security risks. Please see the Portfolio’s prospectus and Statement of Additional Information for a more detailed description of the risks of investing in the Portfolio. Please see the Important Information section of this report for additional discussion of certain regulatory and market developments that may impact the Portfolio’s performance.

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Market Disruptions Risk The Portfolio is subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including those arising from actual or threatened war or armed conflicts, military conflicts, terrorism, social unrest, recessions, supply chain disruptions, market manipulation, government interventions, defaults and shutdowns, political and regulatory changes or diplomatic developments or the imposition of sanctions and other measures, including the imposition of tariffs, or other U.S. economic policies and any related public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), bank failures and natural/ environmental disasters, which can all negatively impact the securities markets and cause the Portfolio to lose value. These events can also impair the technology and other operational systems upon which the Portfolio’s service providers, including PIMCO as the Portfolio’s investment adviser, rely, and could otherwise disrupt the Portfolio’s service providers’ ability to fulfill their obligations to the Portfolio.

Government Intervention in Financial Markets Federal, state, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which the Portfolio invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Portfolio itself is regulated. Such legislation or regulation could limit or preclude the Portfolio’s ability to achieve its investment objective. Also, while such legislation or regulations are intended to strengthen markets, systems and public finances, they could affect fund expenses and the value of fund investments in unpredictable ways. Furthermore, volatile financial markets can expose the Portfolio to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Portfolio. The value of the Portfolio’s holdings is also generally subject to the risk of future local, national, or global economic disturbances based on unknown weaknesses in the markets in which the Portfolio invests. In addition, it is not certain that the U.S. Government will intervene in response to a future market disturbance and the effect of any such future intervention cannot be predicted. It is difficult for issuers to prepare for the impact of future financial downturns, although companies can seek to identify and manage future uncertainties through risk management programs.

Regulatory Risk Financial entities, such as investment companies and investment advisers, are generally subject to extensive government regulation and intervention. Government regulation and/or intervention may change the way the Portfolio is regulated, affect the expenses incurred directly by the Portfolio and the value of its investments, and limit and/or preclude the Portfolio’s ability to achieve its investment objective. Government regulation may change frequently and may have significant adverse consequences. Moreover, government regulation may have unpredictable and unintended effects.

Operational Risk An investment in the Portfolio, like any fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on the Portfolio. While the Portfolio seeks to minimize such events through controls and oversight, there may still be failures that could cause losses to the Portfolio.

Cyber Security Risk As the use of complex information technology and communication systems, including cloud-based technology, has become more prevalent and interconnected in the course of business, the Portfolio has become potentially more susceptible to operational and information security risks resulting from breaches in cyber security despite the efforts of PIMCO, the Portfolio, or their service providers to adopt technologies, processes, and practices intended to mitigate these risks. Disruptions or failures that affect service providers, counterparties, market participants or issuers of securities that are held by the Portfolio may adversely affect PIMCO or the Portfolio, including by causing losses or impairing PIMCO’s or the Portfolio’s operations. A breach in cyber security refers to both intentional and unintentional cyber events that may, among other things, cause the Portfolio to lose proprietary information, suffer data corruption and/or destruction or lose operational capacity, result in the unauthorized release or other misuse of confidential information, or otherwise disrupt normal business operations. Geopolitical tensions can increase the scale and sophistication of deliberate cybersecurity attacks, particularly those from nation-states or from entities with nation-state backing, who may desire to use cybersecurity attacks to cause damage or create leverage against geopolitical rivals. Cyber security failures or breaches may result in financial losses to the Portfolio and its shareholders. These failures or breaches may also result in disruptions to business operations, potentially resulting in financial losses; interference with the Portfolio’s ability to calculate its net asset value, process shareholder transactions or otherwise transact business with shareholders; impediments to trading; violations of applicable privacy and other laws; regulatory fines; penalties; third-party claims in litigation; reputational damage; reimbursement or other compensation costs; additional compliance and cyber security risk management costs and other adverse consequences. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. There is also a risk that cyber security breaches may not be detected. The Portfolio and its shareholders may suffer losses as a result of a cyber security breach related to the Portfolio, its service providers, trading counterparties or the issuers in which the Portfolio invests.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	37

Notes to Financial Statements	(Cont.)

8. MASTER NETTING ARRANGEMENTS

The Portfolio may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes, the Statement of Assets and Liabilities generally presents derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statement of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. The Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase and certain sale-buyback transactions between the Portfolio and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA securities, delayed-delivery or certain sale-buyback transactions by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedule of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission. In the United States, counterparty risk may be reduced as creditors of an FCM cannot have a claim to Portfolio assets in the segregated account. FCM customers, such as the Portfolio, are permitted to transfer their customer account (and cleared derivative transactions held in such customer account) from one FCM to another FCM. Upon completion of the transfer, the customer maintains the same economic position with respect to the outstanding exposure. As such, these transfers are not recognized as dispositions and reacquisitions of the affected derivative positions. Variation margin, which reflects changes in market value, is generally exchanged daily, but may not be netted between futures and cleared OTC derivatives unless the parties have agreed to a separate arrangement in respect of portfolio margining. The porting of exposure between FCMs has no impact on the market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin; these values as of period end are disclosed in the Notes to Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by the Portfolio with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. The ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if

38	PIMCO VARIABLE INSURANCE TRUST

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the counterparty has a decline in credit quality below a predefined level or as required by regulation. Similarly, if required by regulation, the Portfolio may be required to post additional collateral beyond coverage of daily exposure. These amounts, if any, may (or if required by law, will) be segregated with a third-party custodian. To the extent the Portfolio is required by regulation to post additional collateral beyond coverage of daily exposure, it could potentially incur costs, including in procuring eligible assets to meet collateral requirements, associated with such posting. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

9. FEES AND EXPENSES

(a) Investment Advisory Fee PIMCO is a majority-owned subsidiary of Allianz Asset Management of America LLC (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table in note (b) below.

(b) Supervisory and Administrative Fee PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory Fee and Supervisory and Administrative Fees for all classes, as applicable, are charged at the annual rate as noted in the following table (calculated as a percentage of the Portfolio’s average daily net assets attributable to each class):

Investment Advisory Fee	Supervisory and Administrative Fee
All Classes	Institutional Class	Administrative Class	Advisor Class
0.25%	0.25%	0.25%	0.25%

(c) Distribution and Servicing Fees PIMCO Investments LLC, a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted an Administrative Services Plan with respect to the Administrative Class shares of the Portfolio pursuant to Rule 12b-1 under the Act (the “Administrative Plan”). Under the terms of the Administrative Plan, the Trust is permitted to compensate the Distributor, out of the Administrative Class assets of the Portfolio, in an amount up to 0.15% on an annual basis of the average daily net assets of that class, for providing, or procuring through financial firms, administrative, recordkeeping and investor services for Administrative Class shareholders of the Portfolio.

The Trust has adopted a separate Distribution and Servicing Plan for the Advisor Class shares of the Portfolio (the “Distribution and Servicing Plan”). The Distribution and Servicing Plan has been adopted pursuant to Rule 12b-1 under the Act. The Distribution and Servicing Plan permits the Portfolio to compensate the Distributor for providing, or procuring through financial firms, distribution, administrative, recordkeeping, shareholder and/or related services with respect to Advisor Class shares. The Distribution and Servicing Plan permits the Portfolio to make total payments at an annual rate of up to 0.25% of the average daily net assets attributable to its Advisor Class shares.

	Distribution Fee	Servicing Fee

Administrative Class	—	0.15%

Advisor Class	0.25%	—

(d) Portfolio Expenses PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Portfolio, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders, or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses (including, without limitation, fees and expenses of outside legal counsel or third-party consultants retained in connection with reviewing, negotiating and structuring specialized loans and other investments made by the Portfolio, and any costs associated with originating loans, asset securitizations, alternative lending-related strategies and so-called “broken-deal costs” (e.g., fees, costs, expenses and liabilities, including, for example, due diligence-related fees, costs, expenses and liabilities, with respect to unconsummated investments)); (iv) costs of borrowing money, including interest expenses; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organizational and offering expenses of the Trust and the Portfolio, and any other expenses which are capitalized in accordance with generally accepted accounting principles; and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average

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Notes to Financial Statements	(Cont.)

net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class.

(e) Remuneration Paid to Directors, Officers and Others (N-CSR Item 10) The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates. The pro rata share of Trustee fees for the Portfolio is reflected on the Statement of Operations as Trustee fees.

(f) Expense Limitation Pursuant to the Expense Limitation Agreement, PIMCO has contractually agreed, through May 1, 2026, to waive a portion of the Portfolio’s Supervisory and Administrative Fee, or reimburse the Portfolio, to the extent that the Portfolio’s organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata share of Trustee fees exceed 0.0049% (the “Expense Limit”) (calculated as a percentage of the Portfolio’s average daily net assets attributable to each class). The Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term. The waiver, if any, is reflected on the Statement of Operations as a component of Waiver and/or Reimbursement by PIMCO. As of December 31, 2025, the amount waived and/or reimbursed was $13,330.

In any month in which the supervision and administration agreement is in effect, PIMCO is entitled to reimbursement by the Portfolio of any portion of the supervisory and administrative fee waived or reimbursed pursuant to the Expense Limitation Agreement (the “Reimbursement Amount”) within thirty-six months of the time of the waiver, provided that such amount paid to PIMCO will not: i) together with any organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata Trustee fees, exceed, for such month, the Expense Limit (or the amount of the expense limit in place at the time the amount being recouped was originally waived if lower than the Expense Limit); ii) exceed the total Reimbursement Amount; or iii) include any amounts previously reimbursed to PIMCO. As of December 31, 2025, there were no recoverable amounts.

10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator and Distributor are related parties. Fees paid to these parties are disclosed in Note 9, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Statement of Assets and Liabilities.

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

12. PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover.” The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective(s), particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, which are borne by the Portfolio. Frequent and active trading of the Portfolio’s portfolio holdings may cause adverse tax consequences for shareholders due to an increase in short-term capital gains and may also adversely impact the Portfolio’s after-tax returns. The transaction costs associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended December 31, 2025 were as follows (amounts in thousands†):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales

$3,119,258	$2,989,775	$53,579	$77,931

†	A zero balance may reflect actual amounts rounding to less than one thousand.

40	PIMCO VARIABLE INSURANCE TRUST

December 31, 2025

13. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands†):

	Year Ended 12/31/2025		Year Ended 12/31/2024

	Shares	Amount	Shares	Amount

Receipts for shares sold

Institutional Class	2,345	$27,954	1,348	$15,657

Administrative Class	12,552	149,409	8,374	97,178

Advisor Class	2,795	33,229	3,511	40,758
Issued as reinvestment of distributions

Institutional Class	521	6,236	426	4,898

Administrative Class	2,400	28,739	2,061	23,696

Advisor Class	950	11,377	754	8,670
Cost of shares redeemed

Institutional Class	(2,406)	(28,561)	(2,968)	(34,347)

Administrative Class	(17,533)	(208,539)	(18,471)	(213,743)

Advisor Class	(4,973)	(59,124)	(3,216)	(37,297)

Net increase (decrease) resulting from Portfolio share transactions	(3,349)	$(39,280)	(8,181)	$(94,530)

†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of December 31, 2025, two persons owned of record or beneficially 10% or more of the Portfolio’s total outstanding shares, comprising 24% of the Portfolio.

14. REGULATORY AND LITIGATION MATTERS

The Portfolio is not named as a defendant in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened against it.

The foregoing speaks only as of the date of this report.

15. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of December 31, 2025, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

In this reporting period, the Portfolio adopted FASB Accounting Standards Update 2023-09, Income Taxes (Topic 740) — Improvements to Income Tax Disclosures (ASU 2023-09), which enhances income tax disclosures, including disclosure income taxes paid disaggregated by jurisdiction. Adoption of the new standard impacted financial statement disclosures only and did not affect any Portfolio’s financial position or the results of its operations. For the annual period covered by this report, the portfolio did not pay any material federal, state or local income taxes or any material income taxes in foreign jurisdictions.

The Portfolio files U.S. federal, state and local tax returns as required. The Portfolio’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	41

Notes to Financial Statements	(Cont.)	December 31, 2025

As of December 31, 2025, the components of distributable taxable earnings are as follows (amounts in thousands†):

	Undistributed Ordinary Income(1)	Undistributed Long-Term Capital Gains	Net Tax Basis Unrealized Appreciation/ (Depreciation)(2)	Other Book-to-Tax Accounting Differences(3)	Accumulated Capital Losses(4)	Qualified Late-Year Loss Deferral - Capital(5)	Qualified Late-Year Loss Deferral - Ordinary(6)	Total Components of Distributable Earnings

PIMCO Real Return Portfolio	$12,535	$0	$(109,012)	$0	$(135,174)	$0	$0	$(231,651)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	Includes undistributed short-term capital gains, if any.
(2)

Adjusted for open wash sale loss deferrals and the accelerated recognition of unrealized gain or loss on certain futures, options, and/or forward contracts for federal income tax purposes. Also adjusted for differences between book and tax realized and unrealized gain (loss) on hyperinflationary investments, swap contracts, straddle loss deferrals, treasury inflation-protected securities (TIPS), sale/buyback transactions, and interest accrued on defaulted securities.

(3)	Represents differences in income tax regulations and financial accounting principles generally accepted in the United States of America.
(4)	Capital losses available to offset future net capital gains as shown below.
(5)	Capital losses realized during the period November 1, 2025 through December 31, 2025 which the Portfolio elected to defer to the following taxable year pursuant to income tax regulations.
(6)	Specified losses realized during the period November 1, 2025 through December 31, 2025 which the Portfolio elected to defer to the following taxable year pursuant to income tax regulations.

Under the Regulated Investment Company Modernization Act of 2010, a portfolio is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

As of December 31, 2025, the Portfolio had the following post-effective capital losses with no expiration (amounts in thousands†):

	Short-Term	Long-Term

PIMCO Real Return Portfolio	$41,053	$94,121

†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of December 31, 2025, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands†):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(7)

PIMCO Real Return Portfolio	$1,991,300	$49,550	$(158,368)	$(108,818)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(7)

Adjusted for open wash sale loss deferrals and the accelerated recognition of unrealized gain or loss on certain futures, options, and/or forward contracts for federal income tax purposes. Also adjusted for differences between book and tax realized and unrealized gain (loss) on hyperinflationary investments, swap contracts, straddle loss deferrals, treasury inflation-protected securities (TIPS), sale/buyback transactions, and interest accrued on defaulted securities.

For the fiscal years ended December 31, 2025 and December 31, 2024, respectively, the Portfolio made the following tax basis distributions (amounts in thousands†):

	December 31, 2025			December 31, 2024

	Ordinary Income Distributions(8)	Long-Term Capital Gain Distributions	Return of Capital(9)	Ordinary Income Distributions(8)	Long-Term Capital Gain Distributions	Return of Capital(9)

PIMCO Real Return Portfolio	$46,354	$0	$0	$37,265	$0	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(8)	Includes short-term capital gains distributed, if any.
(9)

A portion of the distributions made represents a tax return of capital. Return of capital distributions have been reclassified from undistributed net investment income to paid-in capital to more appropriately conform financial accounting to tax accounting.

42	PIMCO VARIABLE INSURANCE TRUST

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of PIMCO Variable Insurance Trust and Shareholders of PIMCO Real Return Portfolio

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of PIMCO Real Return Portfolio (one of the portfolios constituting PIMCO Variable Insurance Trust, hereafter referred to as the “Portfolio”) as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statement of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Kansas City, Missouri

February 19, 2026

We have served as the auditor of one or more investment companies in PIMCO Variable Insurance Trust since 1998.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	43

Glossary:	(abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:

AZD	Australia and New Zealand Banking Group	DUB	Deutsche Bank AG	MYC	Morgan Stanley Capital Services LLC

BCY	Barclays Capital, Inc.	FAR	Wells Fargo Bank National Association	MYI	Morgan Stanley & Co. International PLC

BOA	Bank of America N.A.	GLM	Goldman Sachs Bank USA	NGF	Nomura Global Financial Products, Inc.

BPS	BNP Paribas S.A.	GSC	Goldman Sachs & Co. LLC	SCX	Standard Chartered Bank, London

BRC	Barclays Bank PLC	JPM	JP Morgan Chase Bank N.A.	SOG	Societe Generale Paris

BSH	Banco Santander S.A. - New York Branch	MBC	HSBC Bank Plc	UAG	UBS AG Stamford

CBK	Citibank N.A.

Currency Abbreviations:

AUD	Australian Dollar	ILS	Israeli Shekel	PLN	Polish Zloty

BRL	Brazilian Real	INR	Indian Rupee	SGD	Singapore Dollar

CAD	Canadian Dollar	JPY	Japanese Yen	THB	Thai Baht

CHF	Swiss Franc	KRW	South Korean Won	TRY	Turkish New Lira

CNH	Chinese Renminbi (Offshore)	MXN	Mexican Peso	TWD	Taiwanese Dollar

EUR	Euro	NOK	Norwegian Krone	USD (or $)	United States Dollar

GBP	British Pound	NZD	New Zealand Dollar	ZAR	South African Rand

IDR	Indonesian Rupiah	PEN	Peruvian New Sol

Exchange Abbreviations:

LME	London Metal Exchange	OTC	Over the Counter

Index/Spread Abbreviations:

Bobl	Bundesobligation, the German word for federal government bond	CPTFEMU	Eurozone HICP ex-Tobacco Index	SOFR	Secured Overnight Financing Rate

Brent	Brent Crude	CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	SONIO	Sterling Overnight Interbank Average Rate

CPALEMU	Euro Area All Items Non-Seasonally Adjusted Index	MUTKCALM	Tokyo Overnight Average Rate	UKRPI	United Kingdom Retail Prices Index

CPI	Consumer Price Index

Other Abbreviations:

ABS	Asset-Backed Security	DAC	Designated Activity Company	RBOB	Reformulated Blendstock for Oxygenate Blending

ALT	Alternate Loan Trust	EURIBOR	Euro Interbank Offered Rate	REMIC	Real Estate Mortgage Investment Conduit

BTP	Buoni del Tesoro Poliennali "Long-term Treasury Bond"	OAT	Obligations Assimilables du Trésor	TBA	To-Be-Announced

CLO	Collateralized Loan Obligation	OIS	Overnight Index Swap	WTI	West Texas Intermediate

CMBS	Collateralized Mortgage-Backed Security	oz.	Ounce

44	PIMCO VARIABLE INSURANCE TRUST

Distribution Information	(Unaudited)

For purposes of Section 19 of the Investment Company Act of 1940 (the “Act”), the portfolio estimated the periodic sources of any dividends paid during the period covered by this report in accordance with good accounting practice. Pursuant to Rule 19a-1(e) under the Act, the table below sets forth the actual source information for dividends paid during the six month period ended December 31, 2025 calculated as of each distribution period pursuant to Section 19 of the Act. The information below is not provided for U.S. federal income tax reporting purposes. The tax character of all dividends and distributions is reported on Form 1099-DIV (for shareholders who receive U.S. federal tax reporting) at the end of each calendar year. See the Financial Highlights section of this report for the tax characterization of distributions determined in accordance with federal income tax regulations for the fiscal year.

PIMCO Real Return Portfolio

Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

July 2025	$0.0307	$0.0000	$0.0000	$0.0307

August 2025	$0.0455	$0.0000	$0.0000	$0.0455

September 2025	$0.0204	$0.0000	$0.0000	$0.0204

October 2025	$0.0398	$0.0000	$0.0000	$0.0398

November 2025	$0.0318	$0.0000	$0.0000	$0.0318

December 2025	$0.0359	$0.0000	$0.0000	$0.0359

Administrative Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

July 2025	$0.0292	$0.0000	$0.0000	$0.0292

August 2025	$0.0439	$0.0000	$0.0000	$0.0439

September 2025	$0.0190	$0.0000	$0.0000	$0.0190

October 2025	$0.0382	$0.0000	$0.0000	$0.0382

November 2025	$0.0304	$0.0000	$0.0000	$0.0304

December 2025	$0.0343	$0.0000	$0.0000	$0.0343

Advisor Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

July 2025	$0.0282	$0.0000	$0.0000	$0.0282

August 2025	$0.0428	$0.0000	$0.0000	$0.0428

September 2025	$0.0180	$0.0000	$0.0000	$0.0180

October 2025	$0.0371	$0.0000	$0.0000	$0.0371

November 2025	$0.0295	$0.0000	$0.0000	$0.0295

December 2025	$0.0333	$0.0000	$0.0000	$0.0333

*

The source of dividends provided in the table differs, in some respects, from information presented in this report prepared in accordance with generally accepted accounting principles, or U.S. GAAP. For example, net earnings from certain interest rate swap contracts are included as a source of net investment income for purposes of Section 19(a). Accordingly, the information in the table may differ from information in the accompanying financial statements that are presented on the basis of U.S. GAAP and may differ from tax information presented in the footnotes. Amounts shown may include accumulated, as well as fiscal period net income and net profits.

**	Occurs when a portfolio distributes an amount greater than its accumulated net income and net profits. Amounts are not reflective of a portfolio net income, yield, earnings or investment performance.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	45

Federal Income Tax Information	(Unaudited)

As required by the Internal Revenue Code (“Code”) and Treasury Regulations, if applicable, shareholders must be notified within 60 days of the Portfolio’s fiscal year end regarding the status of qualified dividend income and the dividend received deduction.

Dividend Received Deduction. Corporate shareholders are generally entitled to take the dividend received deduction on the portion of a portfolio’s dividend distribution that qualifies under tax law. The percentage of the following Portfolio’s fiscal 2025 ordinary income dividend that qualifies for the corporate dividend received deduction is set forth below.

Qualified Dividend Income. Under the Jobs and Growth Tax Relief Reconciliation Act of 2003, the following percentage of ordinary dividends paid during the fiscal year ended December 31, 2025 was designated as ‘‘qualified dividend income’’ as defined in the Jobs and Growth Tax Relief Reconciliation Act of 2003 subject to reduced tax rates in 2025.

Qualified Interest Income and Qualified Short-Term Capital Gain (for non-U.S. resident shareholders only). Under the American Jobs Creation Act of 2004, the following amounts of ordinary dividends paid during the fiscal year ended December 31, 2025 are considered to be derived from “qualified interest income,” as defined in Section 871(k)(1)(E) of the Code, and therefore are designated as interest-related dividends, as defined in Section 871(k)(1)(C) of the Code. Further, the following amounts of ordinary dividends paid during the fiscal year ended December 31, 2025 are considered to be derived from “qualified short-term capital gain,” as defined in Section 871(k)(2)(D) of the Code, and therefore are designated as qualified short-term gain dividends, as defined by Section 871(k)(2)(C) of the Code.

Section 163(j) Interest Dividends. The Portfolio intends to pass through the maximum amount allowable as Section 163(j) Interest defined in Proposed Treasury Section 1.163(j)-1(b).

Section 199A Dividends. The Portfolio intends to pass through the maximum amount allowable as Section 199A Dividends defined in Proposed Treasury Section 199A-3(d).

	Dividend Received Deduction %	Qualified Dividend Income %	Qualified Interest Income (000s)†	Qualified Short-Term Capital Gains (000s)†

PIMCO Real Return Portfolio	0.00%	0.00%	$44,719	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

Shareholders are advised to consult their own tax advisor with respect to the tax consequences of their investment in the Trust. In January 2026, you will be advised on IRS Form 1099-DIV as to the federal tax status of the dividends and distributions received by you in calendar year 2025.

46	PIMCO VARIABLE INSURANCE TRUST

Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8)	(Unaudited)

Not applicable.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	47

Proxy Disclosures for Open-End Management Investment Companies (N-CSR Item 9)	(Unaudited)

Not applicable.

48	PIMCO VARIABLE INSURANCE TRUST

Approval of Investment Advisory Contract and Other Agreements (N-CSR Item 11)	(Unaudited)

At a meeting held on August 19-20, 2025, the Board of Trustees (the “Board”) of PIMCO Variable Insurance Trust (the “Trust”), including the Trustees who are not “interested persons” of the Trust under the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered and unanimously approved the renewal of the Amended and Restated Investment Advisory Contract (the “Investment Advisory Contract”) between the Trust, on behalf of the Trust’s series (each, a “Portfolio” and collectively, the “Portfolios”), and Pacific Investment Management Company LLC (“PIMCO”), for an additional one-year term through August 31, 2026.

The Board also considered and unanimously approved the renewal of the Amended and Restated Supervision and Administration Agreement (the “Supervision and Administration Agreement”) between the Trust, on behalf of the Portfolios, and PIMCO for an additional one-year term through August 31, 2026. In addition, the Board considered and unanimously approved the renewal of the Amended and Restated Asset Allocation Sub-Advisory Agreement (the “Asset Allocation Agreement” and, together with the Investment Advisory Contract and the Supervision and Administration Agreement, the “Agreements”) between PIMCO, on behalf of PIMCO All Asset Portfolio, a series of the Trust, and Research Affiliates, LLC (“Research Affiliates”) for an additional one-year term through August 31, 2026.

Further, the Board considered and unanimously approved the renewal of any investment management agreements between PIMCO and any wholly-owned subsidiaries (each, a “Subsidiary” and, collectively, the “Subsidiaries”) of certain of the Portfolios (collectively, the “Subsidiary Agreements”), each for the same additional one-year term through August 31, 2026.

The information, material factors and conclusions that formed the basis for the Board’s approvals are summarized below.

1. INFORMATION RECEIVED

(a) Materials Reviewed During the course of the past year, the Trustees received a wide variety of materials relating to the services provided by PIMCO and Research Affiliates to the Trust. At each of its quarterly meetings, the Board reviewed the Portfolios’ investment performance and information relating to Portfolio operations, including shareholder services, valuation and custody, the Portfolios’ compliance program and other information relating to the nature, extent and quality of services provided by PIMCO and Research Affiliates to the Trust and each of the Portfolios, as applicable. In considering whether to approve the renewal of the Agreements and the Subsidiary Agreements, the Board reviewed additional information, including, but not limited to: comparative industry data with regard to investment performance; advisory and supervisory and administrative fees and expenses; financial information for PIMCO, including, where relevant, financial information for Research Affiliates; information regarding the profitability to PIMCO of its relationship with the Portfolios; information about the personnel providing investment management services, other advisory services and supervisory and administrative services to the Portfolios; and information about the fees charged and services provided to other clients with similar investment mandates as the Portfolios, where applicable. In addition, the Board reviewed materials provided by counsel to the Trust and the Independent Trustees (“Counsel”), which included, among other things, a memorandum outlining legal duties of the Board in considering the renewal of the Agreements and the Subsidiary Agreements.

With respect to the Subsidiary Agreements, the Trustees considered that each Portfolio that has a Subsidiary may utilize its Subsidiary to execute its investment strategy and that PIMCO provides investment advisory and administrative services to the Subsidiaries pursuant to the Subsidiary Agreements in the same manner as it does for such Portfolios that have Subsidiaries under the Investment Advisory Contract and Supervision and Administration Agreement. The Trustees also considered that, with respect to each Subsidiary, PIMCO does not retain a separate advisory or other fee from the Subsidiary, and that PIMCO’s profitability with respect to each Portfolio that has a Subsidiary is not positively impacted as a result of the Subsidiary Agreements. The Trustees determined, therefore, that it was appropriate to consider the approval of the Subsidiary Agreements collectively with their consideration of the continuation of the Agreements.

(b) Review Process In connection with considering the renewal of the Agreements, the Board reviewed written materials prepared by PIMCO and, where applicable, Research Affiliates in response to requests from Counsel encompassing a wide variety of topics. The Board requested and received assistance and advice regarding, among other things, applicable legal standards from Counsel, and reviewed comparative fee and performance data prepared at the Board’s request by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company performance information and fee and expense data. The Board received presentations on matters related to the Agreements and met both as a full Board and in a separate session of the Independent Trustees, without management present, at the August 19-20, 2025 meeting. The Independent Trustees also met via video conference with Counsel on July 23, 2025, and conducted a video conference meeting on August 13, 2025 with management and Counsel to discuss the materials presented and other matters deemed relevant to their consideration of the renewal of the Agreements. In connection with its review of the Agreements, the Board received comparative information on the performance, the risk-adjusted performance and the fees and expenses of other peer group funds and share classes, where appropriate. The Independent Trustees also requested and received supplemental information, including information regarding Broadridge

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	49

Approval of Investment Advisory Contract and Other Agreements (N-CSR Item 11)	(Cont.)

peer classifications, the investment strategies and outflows for certain Portfolios, Portfolio performance and profitability.

The approval determinations were made on the basis of each Trustee’s business judgment after consideration and evaluation of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to approve the renewal of the Agreements, the Board did not identify any single factor or particular information that, in isolation, was controlling. The discussions below are intended to summarize the broad factors and information that figured prominently in the Board’s consideration of the renewal of the Agreements, but is not intended to summarize all of the factors considered by the Board.

2. NATURE, EXTENT AND QUALITY OF SERVICES

(a) PIMCO, Research Affiliates, their Personnel and Resources The Board considered the depth and quality of PIMCO’s investment management process, including, but not limited to: the experience, capability and integrity of its senior management and other personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address changes in the Portfolios’ asset levels. The Board also considered the various services, in addition to portfolio management that PIMCO provides to the Portfolios. The Board noted that PIMCO makes available to its investment professionals a variety of resources and systems relating to, for example, investment management, compliance, trading, performance and portfolio accounting. The Board also noted PIMCO’s commitment to enhancing and investing in its global infrastructure, technology capabilities, risk management processes and the specialized talent needed for the competitive investment management industry and to strengthen its ability to deliver advisory services under the Investment Advisory Contract. The Board considered PIMCO’s policies, procedures and systems reasonably designed to assure compliance with applicable laws and regulations, including recently adopted regulations impacting the Portfolios, and its commitment to further developing and strengthening these programs; its oversight of matters that may involve conflicts of interest between the Portfolios’ investments and those of other accounts managed by PIMCO; and its efforts to keep the Trustees informed about matters relevant to the Portfolios and their shareholders. The Board also considered PIMCO’s continuous investment in its disciplines and personnel, which has enhanced PIMCO’s services to the Portfolios and has allowed PIMCO to introduce innovative new portfolios over time and other investment options that have the potential to benefit shareholders. In addition, the Board considered the nature, extent and quality of services provided by PIMCO to the Subsidiaries of certain applicable Portfolios.

In addition, the Trustees considered new services and service enhancements that PIMCO has implemented, including, but not limited to investing in its cybersecurity program and business continuity functions, including the ongoing development of its own proprietary software and applications to support the Portfolios. Similarly, the Board considered the asset allocation services provided by Research Affiliates to the PIMCO All Asset Portfolio. The Board further considered PIMCO’s ongoing supervision and oversight of Research Affiliates in connection with Research Affiliates providing asset allocation services to the All Asset Portfolio. The Board also considered the depth and quality of Research Affiliates’ investment management and research capabilities, the experience and capabilities of their portfolio management personnel and the overall financial strength of the organization. Ultimately, the Board concluded that the nature, extent and quality of services provided or procured by PIMCO under the Agreements and the Subsidiary Agreements and provided by Research Affiliates under the Asset Allocation Agreement are likely to continue to benefit the Portfolios and their shareholders, as applicable.

(b) Other Services The Board also considered the nature, extent and quality of supervisory and administrative services provided by PIMCO to the Portfolios under the Supervision and Administration Agreement.

The Board considered the terms of the Supervision and Administration Agreement, under which the Trust pays for the supervisory and administrative services provided pursuant to that agreement under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO provides or procures certain supervisory and administrative services and bears the costs of various third party services required by the Portfolios, including, but not limited to, audit, custodial, portfolio accounting, ordinary legal, transfer agency, sub-accounting and printing costs. The Board also noted that the scope and complexity, as well as the costs, of the supervisory and administrative services provided by PIMCO under the Supervision and Administration Agreement is expected to continue to increase. The Board considered PIMCO’s provision of supervisory and administrative services and its supervision of the Trust’s third party service providers.

Ultimately, the Board concluded that the nature, extent and quality of the services provided or procured by PIMCO have benefited, and will likely continue to benefit, the Portfolios and their shareholders.

3. INVESTMENT PERFORMANCE

The Board reviewed information from PIMCO concerning the Portfolios’ performance, as available, over short- and long-term periods ended March 31, 2025 and other performance data, as available, over short- and long-term periods ended June 30, 2025 (the “PIMCO Report”) and from Broadridge concerning the Portfolios’ performance, as available, over short- and long-term periods ended March 31, 2025 (the “Broadridge Report”). The Board also noted that the Broadridge Report incorporated peer classifications from Morningstar for the Portfolios for which it was believed that Morningstar provided a better comparison.

50	PIMCO VARIABLE INSURANCE TRUST

(Unaudited)

The Board considered information regarding both the short- and long-term relative and absolute investment performance of each Portfolio relative to its Portfolio peer group, where appropriate, and relevant to the specified index as provided to the Board (the “performance index”) in advance of each of its quarterly meetings throughout the year, including the PIMCO Report and Broadridge Report. The Trustees reviewed information indicating that classes of each Portfolio would have substantially similar performance to that of the Administrative Class of the relevant Portfolio on a relative basis because all of the classes are invested in the same portfolio of investments and that differences in performance among classes could principally be attributed to differences in the supervisory and administrative fees and distribution and/or servicing expenses of each class. The Board noted that, due to differences (such as specific investment strategies or fee structures) between certain of the Portfolios and their so-called peers in the Broadridge categories, performance comparisons may not be particularly relevant to the consideration of Portfolio performance, but found the comparative information supported its overall evaluation.

The Trustees noted that a majority of the Portfolios (based on the Administrative Class performance) have outperformed their respective performance indexes over the one-, three, five and ten-year periods ended March 31, 2025. The Board also noted the amounts of Portfolio assets (based on the Administrative Class performance) that outperformed their relative performance indexes on a net fee basis over the one-, three- and five year periods ended June 30, 2025. The Board considered that, according to the Broadridge Report, the Portfolios generally performed well versus competitors during the long-term, but that certain Portfolios had underperformed in comparison to their respective peer groups or performance indexes, or both, on a net-of-fees basis over certain short- and long-term periods. With respect to the Portfolios that underperformed to a certain degree over such periods, the Board discussed with PIMCO the reasons for the underperformance of such Portfolios. The Board also considered actions that have been taken by PIMCO to attempt to improve performance and took note of PIMCO’s plans to monitor performance going forward. Depending on the circumstances, the Independent Trustees may be satisfied with a Portfolio’s performance notwithstanding that it lags its performance index or peer group for certain periods.

The Board ultimately concluded, within the context of all of its considerations in connection with the Agreements and the Subsidiary Agreements, that PIMCO’s performance record and process in managing the Portfolios indicates that its continued management is likely to benefit the Portfolios and their shareholders and merits the approval of the renewal of the Agreements and the Subsidiary Agreements.

4. ADVISORY FEES, SUPERVISORY AND ADMINISTRATIVE FEES AND TOTAL EXPENSES

The Board considered that PIMCO seeks to price new funds and classes to scale at the outset. The Board noted that PIMCO generally seeks to price new funds and classes competitively against the median total expense ratio of the respective Broadridge peer group, if available, while acknowledging that a fee premium may be appropriate for innovative investment offerings. PIMCO reported to the Board that, in proposing fees for any Portfolio or class of shares, it considers a number of factors, including, but not limited to, the type and complexity of the services provided, the cost of providing services, the risk assumed by PIMCO in the development of products and the provision of services and the competitive marketplace for financial products. Fees charged to or proposed for different Portfolios for advisory services and supervisory and administrative services may vary in light of these various factors. The Board also considered that PIMCO reviews the Portfolios’ fee levels and carefully considers changes where appropriate due to competitive positioning considerations, observed long-term notable underperformance and significant misalignments with the level or quality of services being provided or a change in the overall strategic positioning of the Portfolios.

The Board reviewed the advisory fees, supervisory and administrative fees and total expense ratios (including total expense ratios net of fee waivers and expense limitation agreements, as applicable) of the Portfolios (excluding, as may be applicable, extraordinary expenses, interest expenses, acquired fund fees and expenses, and certain other items) (each as a percentage of average net assets) and compared such amounts with the average and median fee and expense levels of other similar funds. The Board also reviewed information relating to the sub-advisory fees paid to Research Affiliates with respect to applicable Portfolios, taking into account that PIMCO compensates Research Affiliates from the advisory fees paid by such Portfolios to PIMCO. With respect to advisory fees, the Board reviewed data from the Broadridge Report that compared the average and median advisory fees of other funds in a “Peer Group” of comparable funds, where appropriate, as well as the universe of other similar funds. The Board reviewed materials indicating that, a number of Portfolios have total expense ratios that fall below the average and median expense ratios in their Peer Group and Broadridge universe. In addition, the Board considered the expense limitation agreement in place for all of the Portfolios and fee waivers in place for certain of the Portfolios, and also noted the fee waivers in place with respect to the advisory fee and supervisory and administrative fee that might result from investments by applicable Portfolios in their respective Subsidiaries.

The Board also reviewed data comparing the Portfolios’ advisory and/or management fees to the fee rates PIMCO charged to registered funds (open-end, closed-end and interval), private funds, and non-U.S. registered funds, separate accounts, sub-advised clients and collective

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Approval of Investment Advisory Contract and Other Agreements (N-CSR Item 11)	(Cont.)

investment trusts with similar investment strategies. In cases where the fees for other clients were lower than those charged to the Portfolios, the Trustees noted that the differences in fees were attributable to various factors, including, but not limited to, differences in advisory and other services provided by PIMCO to the Portfolios, differences in the number or extent of the services provided by PIMCO to the Portfolios, the manner in which similar portfolios may be managed, different requirements with respect to liquidity and derivatives management and the implementation and compliance of other regulatory requirements, and the fact that separate accounts may have other contractual arrangements or arrangements across PIMCO strategies that justify different levels of fees. The Board considered that, with respect to collective investment trusts, PIMCO performs fewer or less extensive services because collective investment trusts are generally exempt from SEC regulation and typically involve lower compliance costs; investors in a collective investment trust may receive shareholder services from a trustee bank, rather than PIMCO; collective investment trusts have less regulatory disclosure; and the management structure of collective investment trusts differs from that of funds. The Trustees also considered that PIMCO faces increased entrepreneurial, legal and regulatory risk in sponsoring and managing mutual funds and ETFs as compared to separate accounts, external sub-advised funds or other investment products. In addition, the Trustees considered that PIMCO may charge certain private funds with similar investment mandates lower fees than the Portfolios because such private funds are not required to accept daily redemptions or price their assets on a daily basis, generally do not accept small investors with small account balances and operate under a less onerous and proscriptive regulatory regime.

Regarding advisory fees charged by PIMCO in its capacity as sub-adviser to third party/unaffiliated funds, the Trustees took into account that such fees may be lower than the fees charged by PIMCO to serve as adviser to the Portfolios. The Trustees also took into account that there are various reasons for any such differences in fees, including, but not limited to, the fact that PIMCO may be subject to varying levels of entrepreneurial, legal and regulatory risk and different servicing requirements when PIMCO does not serve as the sponsor of a fund and is not principally responsible for all aspects of a fund’s investment program and operations as compared to when PIMCO serves as investment adviser and sponsor.

The Board considered the Portfolios’ supervisory and administrative fees, comparing them to similar funds managed by other investment advisers in the Broadridge Report. The Board also considered that, as the Portfolios’ business has become increasingly complex and the number of Portfolios has grown over time, PIMCO is responsible for providing a broad array of fund supervision and administrative functions, including, but not limited to: compliance oversight and testing, legal services, risk management, technology, shareholder servicing, reporting, business management and executive leadership. In addition, the Board considered the Trust’s unified fee structure, under which the Trust pays for the supervisory and administrative services it requires for one set fee for each Portfolio. In return for this unified fee, PIMCO provides or procures supervisory and administrative services and bears the costs of various third party services required by the Portfolios, including audit, custodial, portfolio accounting, ordinary legal, transfer agency, sub-accounting and printing costs. The Board further considered that many other funds pay for comparable services separately, and thus it is difficult to directly compare the Trust’s unified supervisory and administrative fees with the fees paid by other funds for administrative services alone. The Board also considered that the unified supervisory and administrative fee leads to Portfolio fees that are fixed over the contract period, rather than variable. The Board noted that, although the unified fee structure does not have breakpoints, it inherently reflects certain economies of scale by fixing the absolute level of Portfolio fees at competitive levels over the contract period even if the Portfolios’ operating costs rise, such as when assets remain flat or decrease. Other factors the Board considered in assessing the unified fee include PIMCO’s approach of pricing Portfolios at scale at inception and reinvesting in other important areas of the business that support the Portfolios. The Board considered historical advisory and/or supervisory and administrative (as may be applicable) fee reductions implemented for different Portfolios and classes, noting that the unified fee can be increased or decreased in subsequent contractual periods with Board approval and is subject to the periodic reviews discussed above. The Board noted that, with few exceptions, PIMCO has generally maintained Portfolio fees at the same level as implemented when the unified fee was adopted, and has reduced fees for a number of Portfolios in prior years. The Board concluded that the Portfolios’ supervisory and administrative fees were reasonable in relation to the value of the services provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Supervision and Administration Agreement represent, in effect, a cap on overall Portfolio fees during the contractual period, which is beneficial to the Portfolios and their shareholders.

The Board considered the Portfolios’ total expense ratios and discussed with PIMCO certain Portfolios and/or classes of Portfolios that had above median total expense ratios. Upon comparing the Portfolios’ total expense ratios to other funds in the “Peer Groups” provided by the Broadridge Report, where appropriate, the Board found total expense ratios of each Portfolio to be reasonable.

The Trustees also considered the advisory fees charged to the Portfolios that invest in other investment companies or operate as funds of funds (the “Funds of Funds”) and the advisory services provided in exchange for such fees. The Trustees determined that such services were in

52	PIMCO VARIABLE INSURANCE TRUST

(Unaudited)

addition to the advisory services provided to the underlying funds in which the Funds of Funds may invest and, therefore, such services were not duplicative of the advisory services provided to the underlying funds. The Board also considered the various fee waiver agreements in place for the Funds of Funds. The Board noted that PIMCO is continuing waivers for these Funds of Funds, as well as for certain other Portfolios of the Trust.

Based on the information presented by PIMCO, Research Affiliates and Broadridge, members of the Board determined, in the exercise of their business judgment, that the level of the advisory fees and supervisory and administrative fees charged by PIMCO under the Agreements and the Subsidiary Agreements, the fees charged by Research Affiliates under the Asset Allocation Agreement, and the total expense ratios of each Portfolio, are reasonable.

5. ADVISER COSTS, LEVEL OF PROFITS AND ECONOMIES OF SCALE

The Board reviewed information regarding PIMCO’s costs of providing services to, as well as the resulting level of profits from, the Portfolios. To the extent applicable, the Board also reviewed information regarding the portion of a Portfolio’s advisory fee retained by PIMCO, following the payment of sub-advisory fees to Research Affiliates, with respect to the Portfolios. Additionally, the Board discussed PIMCO’s pre- and post-distribution profit margin ranges with respect to the Portfolios, as compared to the prior year. The Board also noted that it had received information regarding the structure and manner in which PIMCO’s investment professionals were compensated, and PIMCO’s view of the relationship of such compensation to the recruitment and retention of quality personnel. The Board considered PIMCO’s investment in global infrastructure, technology capabilities, risk management processes and qualified personnel to reinforce existing services, offer new services, and accommodate changing regulatory requirements.

The Board considered the existence of any economies of scale and noted that, to the extent that PIMCO achieves economies of scale in managing the Portfolios, PIMCO shares the benefits of such economies of scale, if any, with the Portfolios and their shareholders in a number of ways, including investing in portfolio and trade operations management, firm technology, middle and back office support, legal and compliance, and fund administration logistics; senior management supervision, governance and oversight of those services; and through fee reductions or waivers, the pricing of Portfolios to scale from inception and the enhancement of services provided to the Portfolios in return for fees paid. The Board considered that the Portfolios’ unified fee rates had been set competitively and/or priced to scale from inception, had been held steady during the contractual period at that scaled competitive rate for most Portfolios as assets grew, or as assets declined in the case of some Portfolios, and continued to be competitive compared with peers. The

Board also considered that the unified fee is a transparent means of informing a Portfolio’s shareholders of the fees associated with the Portfolio, and that the Portfolio bears certain expenses that are not covered by the advisory fee or the unified fee. The Board further considered the challenges that arise when managing large funds, which can result in certain “diseconomies” of scale and noted that PIMCO has continued to reinvest in many areas of the business to support the Portfolios.

The Trustees considered that the unified fee has provided inherent economies of scale because a Portfolio maintains competitive fixed fees over the annual contract period even if the particular Portfolio’s assets decline and/or operating costs rise. The Trustees further considered that, in contrast, breakpoints may be a proxy for charging higher fees on lower asset levels and that when a fund’s assets decline, breakpoints may reverse, which causes expense ratios to increase. The Trustees also considered that, unlike the Portfolios’ unified fee structure, funds with “pass through” expense structures may experience increased expense ratios when fixed dollar fees are charged against declining fund assets. The Trustees also reviewed materials demonstrating the benefits of the unified fee to shareholders during market downturns and/or periods of high volatility. In addition, the Trustees considered that the unified fee protects shareholders from a rise in administrative and operating costs that may result from, among other things, PIMCO’s investments in various business enhancements and infrastructure, including those referenced above. The Trustees noted that PIMCO’s investments in these areas are extensive.

The Board concluded that the Portfolios’ cost structures were reasonable and that PIMCO is appropriately sharing economies of scale, if any, through the Portfolios’ unified fee structure, generally pricing Portfolios to scale at inception and reinvesting in its business to provide enhanced and expanded services to the Portfolios and their shareholders.

6. ANCILLARY BENEFITS

The Board considered other benefits realized by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust. Such benefits may include possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the Trust or third party service providers’ relationship-level fee concessions, which decrease fees paid by PIMCO. Such benefits also include ancillary benefits to PIMCO or its employees related to service or rate offers in financial firms’ other business lines, which can result in PIMCO or its employees having access to more favorable products or rates. The Board also considered that affiliates of PIMCO provide distribution and/or shareholder services to the Portfolios and their shareholders, for which they may be compensated through distribution and servicing fees paid pursuant to the Portfolios’ Rule 12b-1 plans or

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Approval of Investment Advisory Contract and Other Agreements (N-CSR Item 11)	(Cont.)	(Unaudited)

otherwise. In addition, the Board considered that PIMCO may benefit indirectly from its use of the HUB technology platform, a joint venture between PIMCO, Man Group, S&P Global, Microsoft and State Street, and its recent strategic managed service arrangement with a third-party consultant. The Board noted that, while PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Portfolios, it has adopted a policy not to enter into contractual soft dollar arrangements.

7. CONCLUSIONS

Based on their review, including the comprehensive consideration and evaluation of each of the broad factors and information summarized above, the Independent Trustees and the Board as a whole concluded that the nature, extent and quality of the services rendered to the Portfolios by PIMCO and Research Affiliates supported the renewal of the Agreements and the Subsidiary Agreements. The Independent Trustees and the Board as a whole concluded that the Agreements and the Subsidiary Agreements continued to be fair and reasonable to the Portfolios and their shareholders, that the fees charged under the Investment Advisory Contract, Supervision and Administration Agreement and the Subsidiary Agreements and the fees charged by Research Affiliates under the Asset Allocation Agreement on behalf of the Portfolios were fair and reasonable in light of the services provided, and that the renewal of the Agreements and the Subsidiary Agreements was in the best interests of the Portfolios and their shareholders.

54	PIMCO VARIABLE INSURANCE TRUST

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank & Trust Co.

2323 Grand Boulevard, 5th Floor

Kansas City, MO 64108

Transfer Agent

SS&C Global Investor & Distribution Solutions, Inc.

80 Lamberton Road

Windsor, CT 06095

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Variable Insurance Trust.

pimco.com/pvit

PVITREALRETFSTMAR_123125

PIMCO VARIABLE INSURANCE TRUST

Annual Financial and Other Information

December 31, 2025

PIMCO Short-Term Portfolio

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. (The variable product prospectus may be obtained by contacting your Investment Consultant.)

Important Information About the PIMCO Short-Term Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company that includes the PIMCO Short-Term Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed income securities and other instruments held by the Portfolio are likely to decrease in value. A wide variety of factors can cause interest rates or yields of U.S. Treasury securities (or yields of other types of bonds) to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Portfolio management will anticipate such movement accurately. The Portfolio may experience losses as a result of movements in interest rates.

Changing interest rates may have unpredictable effects on markets, which may detract from Portfolio performance. The interest rate environment has fluctuated in recent years, moving from historically low interest rates in 2020 and 2021 to high interest rates in 2022 and 2023 as a result of the U.S. Federal Reserve (the “Fed”) raising interest rates multiple times in efforts to combat inflation. Starting in late 2024 and again in 2025, the Fed lowered interest rates. It is uncertain whether rates will remain steady, increase or decrease in the future. As such, the Portfolio may face a heightened level of risk associated with changing interest rates and/or bond yields. This could be driven by a variety of factors, including but not limited to central bank monetary policies, changing inflation or real growth rates, general economic conditions, increasing bond issuances or reduced market demand for certain types of bonds or bonds generally. Further, while bond markets have steadily grown over the past three decades, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets”.

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than funds or securities with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets, or negatively impact the Portfolio’s performance or cause the Portfolio to incur losses. As a result, the Portfolio may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of the Portfolio.

The Portfolio may be subject to various risks as described in the Portfolio’s prospectus and in the Principal and Other Risks note in the Notes to Financial Statements.

Classifications of the Portfolio’s portfolio holdings in this report are made according to financial reporting standards. The classification of a particular portfolio holding as shown in the Schedule of Investments section of this report may differ from the classification used for the Portfolio’s compliance calculations, including those used in the Portfolio’s prospectus, investment objectives, regulatory and other investment limitations and policies, which may be based on different asset class, sector or geographical classifications. The Portfolio is separately monitored for compliance with respect to prospectus and regulatory requirements.

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

In February 2022, Russia launched an invasion of Ukraine. As a result, Russia and other countries, persons and entities that provided material aid to Russia’s aggression against Ukraine, have been the subject of economic sanctions and import and export controls imposed by countries throughout the world, including the United States. Such measures, including the United States’ enforcement of sanctions or other similar measures on various Russian entities and persons, and the Russian government’s response, have had and may continue to have an adverse effect on the Russian, Belarusian and other securities, instruments and economies, which may, in turn, negatively impact the Portfolio. The extent, duration and impact of Russia’s military action in Ukraine, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional, European and global economies and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors. Further, the Portfolio may have investments in securities and instruments that are economically tied to the region and may have been negatively impacted by the sanctions and counter-sanctions by Russia, including declines in value and reductions in liquidity. The sanctions may cause the Portfolio to sell portfolio holdings at a disadvantageous time or price or to continue to hold investments that the Portfolio may no longer seek to hold.

The United States’ enforcement of restrictions on U.S. investments in certain issuers and tariffs on goods from certain other countries has contributed to and may continue to contribute to international trade tensions and may impact portfolio securities. The U.S. government has indicated an intent to alter its approach to international trade policy,

2	PIMCO VARIABLE INSURANCE TRUST

including in some cases renegotiating, modifying or terminating certain bilateral or multi-lateral trade arrangements with foreign countries, and it has proposed to take and/or taken related actions, including the imposition of or stated potential imposition of a broad range of tariffs. The imposition of tariffs, trade restrictions, currency restrictions or similar actions (or retaliatory measures taken in response) could lead to, for example, price volatility, reduced market sentiment, and changes in inflation expectations. These and other geopolitical events may contribute to increased instability in the U.S. and global economies and markets, which may have an adverse effect on the performance of the Portfolio and its investments.

Increased volatility in the U.S. and global markets could be harmful to the Portfolio, issuers in which it invests and other market participants and Portfolio service providers. For example, if a bank at which the Portfolio or issuer has an account fails, any cash or other assets in bank or custody accounts, which may be substantial in size, could be temporarily inaccessible or permanently lost by the Portfolio or issuer. If a bank that provides a subscription line credit facility, asset-based facility, other credit facility and/or other services to an issuer or to a fund fails, the issuer or fund could be unable to draw funds under its credit facilities or obtain replacement credit facilities or other services from other lending institutions with similar terms.

Issuers in which the Portfolio may invest can be affected by volatility in the banking sector. Even if banks used by issuers in which the Portfolio invests remain solvent, volatility in the banking sector could contribute to, cause or intensify an economic recession, increase the costs of capital and banking services or result in the issuers being unable to obtain or refinance indebtedness at all or on as favorable terms as could otherwise have been obtained. Potential impacts to the Portfolio and issuers resulting from volatility in the banking sector and accompanying market conditions and potential legislative or regulatory responses are uncertain. Such conditions and responses, as well as a changing interest rate environment, can contribute to decreased market liquidity and erode the value of certain holdings. Market volatility and uncertainty and/or a downturn in market and economic and financial conditions, as a result of developments in the banking sector or otherwise (including as a result of delayed access to cash or credit facilities), could have an adverse impact on the Portfolio and issuers in which it invests.

The following table discloses the inception dates of the Portfolio and its respective share classes along with the Portfolio’s diversification status as of period end:

Portfolio Name	Portfolio Inception	Institutional Class	Administrative Class	Advisor Class	Diversification Status
PIMCO Short-Term Portfolio	09/30/99	04/28/00	09/30/99	09/30/09	Diversified

An investment in the Portfolio is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Portfolio. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither this Portfolio’s prospectus nor summary prospectus, the Trust’s Statement of Additional Information (“SAI”), any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or the Portfolio creates a contract between or among any shareholder of the Portfolio, on the one hand, and the Trust, the Portfolio, a service provider to the Trust or the Portfolio, and/or the Trustees or officers of the Trust, on the other hand. The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees)

may amend the most recent prospectus or use a new prospectus, summary prospectus or SAI with respect to the Portfolio or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or the Portfolio is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to the Portfolio, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current prospectus or SAI.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	3

Important Information About the PIMCO Short-Term Portfolio	(Cont.)

Portfolio’s website at www.pimco.com/pvit, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Portfolio files portfolio holdings information with the SEC on Form N-PORT within 60 days of the end of each fiscal quarter. The Portfolio’s complete schedule of securities holdings as of the end of each fiscal quarter will be made available to the public on the SEC’s website at www.sec.gov and on PIMCO’s website at www.pimco.com/pvit, and will be made available, upon request, by calling PIMCO at (888) 87-PIMCO. In August 2024, the SEC adopted amendments to Form N-PORT requiring funds to file Form N-PORT reports on a monthly basis and within 30 days of month end, with each report being made public 60 days after month end. On April 16, 2025, the SEC extended the compliance date for Form N-PORT amendments and fund groups with $1 billion or more in net assets will be required to comply with the amendments for reports filed on or after November 17, 2027.

Paper copies of the Portfolio’s shareholder reports are required to be provided free of charge by the Portfolio, the insurance company or financial intermediary upon request.

In September 2023, the SEC adopted amendments to Rule 35d-1 under the Investment Company Act of 1940, as amended, the rule governing fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. Changes to a fund’s calculation methodology for derivatives instruments for purposes of Rule 35d-1 consistent with such amendments and applicable regulatory interpretations thereof will not constitute a change to a fund’s policy adopted pursuant to Rule 35d-1 and will not require notice or shareholder approval. The amendments became effective on December 11, 2023. On March 14, 2025, the SEC extended the compliance date from December 11, 2025 to June 11, 2026 for fund groups with $1 billion or more in net assets and modified the operation of the compliance dates to allow for compliance based on the timing of certain annual disclosure and reporting obligations that are tied to a fund’s fiscal year-end.

4	PIMCO VARIABLE INSURANCE TRUST

(THIS PAGE INTENTIONALLY LEFT BLANK)

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	5

Financial Highlights	PIMCO Short-Term Portfolio

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gain	Total
Institutional Class

12/31/2025	$10.32	$0.47	$0.02	$0.49	$(0.48)	$0.00	$(0.48)

12/31/2024	10.23	0.53	0.09	0.62	(0.53)	0.00	(0.53)

12/31/2023	10.09	0.48	0.13	0.61	(0.47)	0.00	(0.47)

12/31/2022	10.29	0.20	(0.20)	0.00	(0.18)	(0.02)	(0.20)

12/31/2021	10.42	0.09	(0.09)	0.00	(0.13)	0.00	(0.13)
Administrative Class

12/31/2025	10.32	0.46	0.01	0.47	(0.46)	0.00	(0.46)

12/31/2024	10.23	0.52	0.09	0.61	(0.52)	0.00	(0.52)

12/31/2023	10.09	0.46	0.13	0.59	(0.45)	0.00	(0.45)

12/31/2022	10.29	0.19	(0.20)	(0.01)	(0.17)	(0.02)	(0.19)

12/31/2021	10.42	0.07	(0.09)	(0.02)	(0.11)	0.00	(0.11)
Advisor Class

12/31/2025	10.32	0.45	0.01	0.46	(0.45)	0.00	(0.45)

12/31/2024	10.23	0.51	0.09	0.60	(0.51)	0.00	(0.51)

12/31/2023	10.09	0.46	0.12	0.58	(0.44)	0.00	(0.44)

12/31/2022	10.29	0.17	(0.19)	(0.02)	(0.16)	(0.02)	(0.18)

12/31/2021	10.42	0.06	(0.09)	(0.03)	(0.10)	0.00	(0.10)

^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
(a)

Net asset value includes adjustments required by U.S. GAAP. These values, and other performance figures relying on them, such as average annual total return data included in the Portfolio’s prospectus and in any shareholder reports, may differ from net asset values and performance reported elsewhere with respect to the Portfolio.

(b)	Per share amounts based on average number of shares outstanding during the year or period.
(c)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(d)

Total return figures include adjustments required by U.S. GAAP. These values, and other performance figures relying on them, such as average annual total return data included in the Portfolio’s prospectus and in any shareholder reports, may differ from net asset values and performance reported elsewhere with respect to the Portfolio. Additionally, excludes applicable initial sales charges, contingent deferred sales charges and Variable Contract fees or expenses.

6	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses	Expenses Excluding Waivers	Expenses Excluding Interest Expense	Expenses Excluding Interest Expense and Waivers	Net Investment Income (Loss)	Portfolio Turnover Rate

$10.33	4.83%	$51,094	0.50%	0.50%	0.45%	0.45%	4.57%	104%

10.32	6.21	52,533	0.47	0.47	0.45	0.45	5.18	98

10.23	6.17	68,829	0.51	0.51	0.45	0.45	4.73	64

10.09	0.00	68,296	0.46	0.46	0.45	0.45	1.96	74

10.29	(0.00)	62,498	0.45	0.45	0.45	0.45	0.85	98

10.33	4.67	283,069	0.65	0.65	0.60	0.60	4.42	104

10.32	6.05	256,546	0.62	0.62	0.60	0.60	5.02	98

10.23	6.01	251,202	0.66	0.66	0.60	0.60	4.57	64

10.09	(0.15)	259,589	0.61	0.61	0.60	0.60	1.83	74

10.29	(0.15)	212,796	0.60	0.60	0.60	0.60	0.72	98

10.33	4.57	328,606	0.75	0.75	0.70	0.70	4.32	104

10.32	5.95	298,952	0.72	0.72	0.70	0.70	4.92	98

10.23	5.90	269,936	0.76	0.76	0.70	0.70	4.49	64

10.09	(0.25)	260,404	0.71	0.71	0.70	0.70	1.71	74

10.29	(0.25)	230,829	0.70	0.70	0.70	0.70	0.62	98

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	7

Statement of Assets and Liabilities	PIMCO Short-Term Portfolio	December 31, 2025

(Amounts in thousands†, except per share amounts)

Assets:

Investments, at value
Investments in securities*	$725,725
Investments in Affiliates	47,502
Financial Derivative Instruments
Exchange-traded or centrally cleared	253
Over the counter	1,838
Cash	171
Deposits with counterparty	4,493
Foreign currency, at value	1,068
Receivable for investments sold	185,191
Receivable for TBA investments sold	14,127
Receivable for Portfolio shares sold	378
Interest and/or dividends receivable	3,481
Dividends receivable from Affiliates	176
Total Assets	984,403

Liabilities:

Borrowings & Other Financing Transactions
Payable for short sales	$24,990

Financial Derivative Instruments
Exchange-traded or centrally cleared	180
Over the counter	623
Payable for investments purchased	265,834
Payable for investments in Affiliates purchased	187
Payable for TBA investments purchased	28,226
Deposits from counterparty	1,164
Payable for Portfolio shares redeemed	61
Accrued investment advisory fees	144
Accrued supervisory and administrative fees	116
Accrued distribution fees	72
Accrued servicing fees	37
Total Liabilities	321,634

Commitments and Contingent Liabilities^

Net Assets	$662,769

Net Assets Consist of:

Paid in capital	$660,298
Distributable earnings (accumulated loss)	2,471

Net Assets	$662,769

Net Assets:

Institutional Class	$51,094
Administrative Class	283,069
Advisor Class	328,606

Shares Issued and Outstanding:

Institutional Class	4,945
Administrative Class	27,399
Advisor Class	31,806

Net Asset Value Per Share Outstanding(a):

Institutional Class	$10.33
Administrative Class	10.33
Advisor Class	10.33

Cost of investments in securities	$724,907
Cost of investments in Affiliates	$47,416
Cost of foreign currency held	$1,070
Proceeds received on short sales	$24,879
Cost or premiums of financial derivative instruments, net	$2,028

* Includes repurchase agreements of:	$37,306

†	A zero balance may reflect actual amounts rounding to less than one thousand.
^	See Note 9, Fees and Expenses, in the Notes to Financial Statements for more information.
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Portfolio.

8	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Statement of Operations	PIMCO Short-Term Portfolio

Year Ended December 31, 2025
(Amounts in thousands†)

Investment Income:

Interest, net of foreign taxes*	$30,496
Dividends from Investments in Affiliates	1,662
Total Income	32,158

Expenses:

Investment advisory fees	1,584
Supervisory and administrative fees	1,267
Distribution and/or servicing fees - Administrative Class	406
Distribution and/or servicing fees - Advisor Class	779
Trustee fees	29
Interest expense	334
Miscellaneous expense	5
Total Expenses	4,404
Waiver and/or Reimbursement by PIMCO	(5)
Net Expenses	4,399

Net Investment Income (Loss)	27,759

Net Realized Gain (Loss):

Investments in securities	1,370
Investments in Affiliates	(4)
Exchange-traded or centrally cleared financial derivative instruments	207
Over the counter financial derivative instruments	(717)
Short sales	114
Foreign currency	107

Net Realized Gain (Loss)	1,077

Net Change in Unrealized Appreciation (Depreciation):

Investments in securities	2,461
Investments in Affiliates	75
Exchange-traded or centrally cleared financial derivative instruments	(741)
Over the counter financial derivative instruments	(1,733)
Short sales	(34)
Foreign currency assets and liabilities	26

Net Change in Unrealized Appreciation (Depreciation)	54

Net Increase (Decrease) in Net Assets Resulting from Operations	$28,890

* Foreign tax withholdings	$20

†	A zero balance may reflect actual amounts rounding to less than one thousand.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	9

Statements of Changes in Net Assets	PIMCO Short-Term Portfolio

(Amounts in thousands†)	Year Ended December 31, 2025	Year Ended December 31, 2024

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$27,759	$29,936
Net realized gain (loss)	1,077	63
Net change in unrealized appreciation (depreciation)	54	5,154

Net Increase (Decrease) in Net Assets Resulting from Operations	28,890	35,153

Distributions to Shareholders:

From net investment income and/or net realized capital gains
Institutional Class	(2,362)	(3,336)
Administrative Class	(12,124)	(12,629)
Advisor Class	(13,627)	(13,940)

Total Distributions(a)	(28,113)	(29,905)

Portfolio Share Transactions:

Net increase (decrease) resulting from Portfolio share transactions*	53,961	12,816

Total Increase (Decrease) in Net Assets	54,738	18,064

Net Assets:

Beginning of year	608,031	589,967
End of year	$662,769	$608,031

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

10	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Schedule of Investments	PIMCO Short-Term Portfolio	December 31, 2025

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 109.5%

CORPORATE BONDS & NOTES 49.4%

BANKING & FINANCE 31.3%

ABN AMRO Bank NV
4.751% (SOFRINDX + 1.000%) due 12/03/2028 ~		$5,600	$5,621
5.505% due 09/18/2027 •		700	706

AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1.750% due 01/30/2026		700	699
2.450% due 10/29/2026		4,300	4,243
6.100% due 01/15/2027		900	917

Air Lease Corp.
1.875% due 08/15/2026		800	788
2.875% due 01/15/2026		2,100	2,099
5.300% due 06/25/2026		1,600	1,608

Aircastle Ltd.
4.250% due 06/15/2026		200	200

American Honda Finance Corp.
4.470% due 03/08/2027 •		1,600	1,604
4.544% due 08/13/2027 •		1,900	1,904
4.849% (SOFRRATE + 0.870%) due 07/09/2027 ~		2,400	2,412

American Tower Corp.
3.650% due 03/15/2027		1,900	1,893

Athene Global Funding
4.696% due 07/16/2026 •		1,300	1,302
4.805% (SOFRINDX + 1.030%) due 08/27/2026 ~		1,200	1,204
4.938% (SOFRINDX + 1.210%) due 03/25/2027 ~		5,300	5,334
4.950% due 01/07/2027		600	604

Aviation Capital Group LLC
1.950% due 09/20/2026		2,500	2,460

Avolon Holdings Funding Ltd.
2.125% due 02/21/2026		1,041	1,038
4.250% due 04/15/2026		200	200
4.375% due 05/01/2026		300	300

Banco Santander SA
5.097% (SOFRRATE + 1.120%) due 07/15/2028 ~		2,000	2,013
5.110% (SOFRRATE + 1.380%) due 03/14/2028 ~		525	529

Bank of America Corp.
1.734% due 07/22/2027 •		1,500	1,481
4.872% (SOFRRATE + 0.970%) due 07/22/2027 ~		300	301

Bank of America NA
4.699% (BBSW3M + 1.050%) due 10/30/2026 ~	AUD	1,000	671

Bank of Montreal
4.475% (SOFRINDX + 0.750%) due 09/22/2028 ~		$400	401
4.610% (SOFRINDX + 0.880%) due 09/10/2027 ~		1,200	1,204

Bank of Nova Scotia
4.740% (SOFRRATE + 1.000%) due 09/08/2028 ~		400	402

Banque Federative du Credit Mutuel SA
4.723% (BBSW3M + 1.070%) due 05/24/2027 ~	AUD	500	335
4.877% (SOFRINDX + 1.070%) due 02/16/2028 ~		$1,800	1,812
5.038% (SOFRRATE + 1.130%) due 01/23/2027 ~		1,200	1,207
5.370% (SOFRINDX + 1.400%) due 07/13/2026 ~		800	805
5.790% due 07/13/2028		1,000	1,039

Barclays Bank PLC
4.664% due 11/26/2027 •		500	502

Barclays PLC
2.279% due 11/24/2027 •		900	886
4.375% due 01/12/2026		1,200	1,200
5.215% (SOFRRATE + 1.490%) due 03/12/2028 ~		1,000	1,010

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.603% (SOFRRATE + 1.880%) due 09/13/2027 ~		$200	$202
5.829% due 05/09/2027 •		1,700	1,710

BNP Paribas SA
1.323% due 01/13/2027 •		4,200	4,196
1.675% due 06/30/2027 •		800	790

BPCE SA
5.975% due 01/18/2027 •		3,450	3,452

Brighthouse Financial Global Funding
1.550% due 05/24/2026		1,300	1,286
5.550% due 04/09/2027		500	507

Canadian Imperial Bank of Commerce
4.540% (SOFRRATE + 0.800%) due 09/08/2028 ~		3,200	3,207
4.658% (SOFRINDX + 0.930%) due 09/11/2027 ~		200	201
4.668% (SOFRRATE + 0.940%) due 06/28/2027 ~		300	302
4.690% (SOFRRATE + 0.720%) due 01/13/2028 ~		1,300	1,302
4.947% (SOFRRATE + 1.220%) due 10/02/2026 ~		1,400	1,410

Cantor Fitzgerald LP
4.500% due 04/14/2027		300	300

Citibank NA
4.532% (SOFRRATE + 0.708%) due 08/06/2026 ~		2,100	2,104
4.806% (SOFRINDX + 1.060%) due 12/04/2026 ~		1,000	1,008

Cooperatieve Rabobank UA
1.106% due 02/24/2027 •		4,250	4,232
1.980% due 12/15/2027 •		1,000	980
4.453% (SOFRINDX + 0.710%) due 03/05/2027 ~		1,400	1,407

Corebridge Global Funding
4.584% (SOFRRATE + 0.860%) due 12/15/2028 ~		800	802
4.744% (SOFRRATE + 0.750%) due 01/07/2028 ~		1,800	1,801

Credit Agricole SA
1.247% due 01/26/2027 •		1,300	1,297
4.125% due 01/10/2027		500	500
4.400% due 07/06/2027	AUD	200	132
4.598% (SOFRRATE + 0.870%) due 03/11/2027 ~		$850	853
4.938% (SOFRRATE + 1.210%) due 09/11/2028 ~		1,100	1,106
5.301% (SOFRRATE + 1.290%) due 07/05/2026 ~		1,200	1,206

Crown Castle, Inc.
1.050% due 07/15/2026		4,800	4,722

CubeSmart LP
3.125% due 09/01/2026		800	795

Deutsche Bank AG
2.311% due 11/16/2027 •		2,700	2,657
2.552% due 01/07/2028 •		1,000	984
4.100% due 01/13/2026		1,200	1,200
5.026% (SOFRRATE + 1.219%) due 11/16/2027 ~		600	603
7.146% due 07/13/2027 •		700	711

EPR Properties
4.750% due 12/15/2026		600	602

Equitable America Global Funding
4.433% (SOFRRATE + 0.710%) due 09/15/2027 ~		200	200

F&G Global Funding
1.750% due 06/30/2026		2,500	2,470
5.875% due 06/10/2027		700	715

Federation des Caisses Desjardins du Quebec
4.526% (SOFRRATE + 0.630%) due 01/27/2027 ~		2,200	2,208

Fifth Third Bank NA
4.697% (SOFRRATE + 0.810%) due 01/28/2028 ~		300	301

Ford Motor Credit Co. LLC
4.271% due 01/09/2027		1,700	1,692

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.542% due 08/01/2026		$700	$699
5.125% due 11/05/2026		600	603
6.690% (SOFRRATE + 2.950%) due 03/06/2026 ~		2,100	2,108
6.950% due 06/10/2026		800	807

FS KKR Capital Corp.
3.400% due 01/15/2026		200	200

GA Global Funding Trust
2.250% due 01/06/2027		700	688
4.400% due 09/23/2027		200	201

General Motors Financial Co., Inc.
5.009% (SOFRINDX + 1.050%) due 07/15/2027 ~		4,700	4,707
5.175% (SOFRINDX + 1.350%) due 05/08/2027 ~		1,000	1,006

Goldman Sachs Bank USA
4.539% (SOFRRATE + 0.750%) due 05/21/2027 ~		1,400	1,402

Goldman Sachs Group, Inc.
1.431% due 03/09/2027 •		300	298
1.542% due 09/10/2027 •		200	197
4.550% (SOFRRATE + 0.820%) due 09/10/2027 ~		400	401
4.907% (SOFRRATE + 1.120%) due 02/24/2028 ~		2,400	2,416
5.573% (SOFRRATE + 1.850%) due 03/15/2028 ~		200	203

HSBC Holdings PLC
5.391% (SOFRRATE + 1.570%) due 08/14/2027 ~		200	201
5.887% due 08/14/2027 •		400	404

ING Groep NV
4.738% due 04/01/2027 •		1,600	1,602

Jackson National Life Global Funding
4.628% due 06/09/2027 •		200	201
4.675% (SOFRRATE + 0.950%) due 09/12/2028 ~		2,700	2,709
4.933% (SOFRRATE + 0.970%) due 01/14/2028 ~		800	803

John Deere Capital Corp.
4.657% (SOFRRATE + 0.680%) due 07/15/2027 ~		1,100	1,107

JPMorgan Chase & Co.
4.490% (SOFRRATE + 0.765%) due 09/22/2027 ~		500	501
4.832% (SOFRRATE + 0.920%) due 04/22/2028 ~		1,400	1,407
4.967% (SOFRRATE + 1.180%) due 02/24/2028 ~		3,300	3,330
5.108% (SOFRRATE + 1.200%) due 01/23/2028 ~		700	705

Lloyds Banking Group PLC
4.849% (SOFRINDX + 1.060%) due 11/26/2028 ~		2,167	2,178
5.408% (SOFRINDX + 1.560%) due 08/07/2027 ~		600	604
5.611% (SOFRINDX + 1.580%) due 01/05/2028 ~		1,000	1,010

Mizuho Bank Ltd.
4.513% (BBSW3M + 0.860%) due 02/23/2026 ~	AUD	1,900	1,269
4.562% (BBSW3M + 0.850%) due 09/14/2026 ~		1,100	736

Mizuho Financial Group, Inc.
4.930% (SOFRRATE + 1.080%) due 05/13/2031 ~		$1,300	1,302

Morgan Stanley Bank NA
4.637% (SOFRRATE + 0.865%) due 05/26/2028 ~		1,100	1,104
4.644% (SOFRRATE + 0.685%) due 10/15/2027 ~		4,000	4,009
5.026% (SOFRRATE + 1.080%) due 01/14/2028 ~		1,900	1,913

MUFG Bank Ltd.
4.523% (BBSW3M + 0.870%) due 02/17/2026 ~	AUD	2,800	1,870

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	11

Schedule of Investments	PIMCO Short-Term Portfolio	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

National Bank of Canada
4.628% due 03/25/2027 •		$2,100	$2,102
4.757% (SOFRINDX + 1.030%) due 07/02/2027 ~		4,600	4,611

Nationwide Building Society
5.097% (SOFRRATE + 1.290%) due 02/16/2028 ~		500	503

NatWest Group PLC
5.034% (SOFRRATE + 1.250%) due 03/01/2028 ~		1,100	1,108

NatWest Markets PLC
4.488% (SOFRRATE + 0.760%) due 09/29/2026 ~		1,300	1,304
4.675% (SOFRRATE + 0.950%) due 03/21/2028 ~		900	906
4.707% (SOFRRATE + 0.900%) due 05/17/2027 ~		800	805

Nissan Motor Acceptance Co. LLC
1.850% due 09/16/2026		2,400	2,349
2.000% due 03/09/2026		1,800	1,793
6.950% due 09/15/2026		200	203

Nomura Holdings, Inc.
1.653% due 07/14/2026		600	593
5.035% (SOFRRATE + 1.250%) due 07/02/2027 ~		1,400	1,411
5.709% due 01/09/2026		1,400	1,400

Oversea-Chinese Banking Corp. Ltd.
4.434% (BBSW3M + 0.780%) due 05/18/2026 ~	AUD	600	401

PNC Bank NA
4.660% (SOFRRATE + 0.730%) due 07/21/2028 ~		$2,000	2,003

Reliance Standard Life Global Funding II
2.750% due 01/21/2027		200	197
5.243% due 02/02/2026		400	400

RGA Global Funding
2.000% due 11/30/2026		400	393

Royal Bank of Canada
4.548% (SOFRINDX + 0.820%) due 03/27/2028 ~		5,000	5,019
4.657% (SOFRINDX + 0.720%) due 10/18/2027 ~		1,200	1,203
4.698% (SOFRINDX + 0.790%) due 07/23/2027 ~		300	301
4.797% (SOFRINDX + 0.860%) due 10/18/2028 ~		500	503

Sammons Financial Group Global Funding
4.615% due 09/02/2027 •		1,800	1,808

Sammons Financial Group, Inc.
4.450% due 05/12/2027		100	100

Santander Holdings USA, Inc.
3.244% due 10/05/2026		1,400	1,392

Santander U.K. Group Holdings PLC
1.673% due 06/14/2027 •		200	198

Societe Generale SA
1.792% due 06/09/2027 •		1,000	990
6.447% due 01/12/2027 •		300	300

Standard Chartered PLC
1.456% due 01/14/2027 •		2,700	2,698
4.979% (SOFRRATE + 1.170%) due 05/14/2028 ~		500	503

Stellantis Finance U.S., Inc.
5.350% due 03/17/2028		500	510

Sumitomo Mitsui Banking Corp.
4.491% (BBSW3M + 0.850%) due 02/20/2026 ~	AUD	1,400	935
4.609% (BBSW3M + 1.050%) due 07/28/2026 ~		1,300	871

Sumitomo Mitsui Financial Group, Inc.
5.419% (SOFRRATE + 1.430%) due 01/13/2026 ~		$2,100	2,101

Sumitomo Mitsui Trust Bank Ltd.
4.908% (SOFRRATE + 1.120%) due 03/09/2026 ~		825	826

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Svenska Handelsbanken AB
4.435% (SOFRRATE + 0.660%) due 05/28/2027 ~		$700	$703

Swedbank AB
5.337% due 09/20/2027		1,800	1,842

Toronto-Dominion Bank
4.378% (BBSW3M + 0.650%) due 03/17/2026 ~	AUD	300	200

UBS Group AG
1.364% due 01/30/2027 •		$800	798

VICI Properties LP/VICI Note Co., Inc.
4.250% due 12/01/2026		1,579	1,579

Wells Fargo & Co.
1.500% due 05/24/2027	EUR	500	580
4.682% (SOFRRATE + 0.780%) due 01/24/2028 ~		$4,400	4,411
4.982% (SOFRRATE + 1.070%) due 04/22/2028 ~		200	201

Western Union Co.
1.350% due 03/15/2026		500	497

			207,539

INDUSTRIALS 13.6%

7-Eleven, Inc.
0.950% due 02/10/2026		1,700	1,694

Algonquin Power & Utilities Corp.
5.365% due 06/15/2026 þ		2,700	2,713

American Airlines Pass-Through Trust
3.700% due 04/01/2028		395	394

American Airlines, Inc./AAdvantage Loyalty IP Ltd.
5.500% due 04/20/2026		183	184

Amphenol Corp.
4.349% (SOFRRATE + 0.530%) due 11/15/2027 ~		1,000	1,002

Bacardi Ltd.
2.750% due 07/15/2026		900	893

Baxter International, Inc.
1.915% due 02/01/2027		261	255
4.450% due 02/15/2029		200	201

Bayer U.S. Finance LLC
6.125% due 11/21/2026		1,500	1,522

Berry Global, Inc.
1.570% due 01/15/2026		3,100	3,097
1.650% due 01/15/2027		1,404	1,368
4.875% due 07/15/2026		1,577	1,577

BMW U.S. Capital LLC
4.505% (SOFRINDX + 0.780%) due 03/19/2027 ~		1,300	1,305
4.614% (SOFRINDX + 0.800%) due 08/13/2026 ~		2,000	2,006
4.645% (SOFRINDX + 0.920%) due 03/21/2028 ~		2,900	2,915

Boeing Co.
2.196% due 02/04/2026		6,500	6,488

Cox Communications, Inc.
3.350% due 09/15/2026		1,200	1,194

Daimler Truck Finance North America LLC
4.810% (SOFRRATE + 0.840%) due 01/13/2028 ~		400	400

Diamondback Energy, Inc.
3.250% due 12/01/2026		700	695

Energy Transfer LP
4.750% due 01/15/2026		600	600
5.500% due 06/01/2027		200	203

Expand Energy Corp.
6.750% due 04/15/2029		200	201

Fiserv, Inc.
5.150% due 03/15/2027		500	505

Ford Motor Co.
7.500% due 08/01/2026		300	304

Fresenius Medical Care U.S. Finance III, Inc.
1.875% due 12/01/2026		800	782

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Glencore Funding LLC
4.477% (SOFRINDX + 0.750%) due 10/01/2026 ~	$1,800	$1,802

Global Payments, Inc.
2.150% due 01/15/2027	600	588

Harbour Energy PLC
5.500% due 10/15/2026	500	497

HCA, Inc.
4.500% due 02/15/2027	300	301
4.642% (SOFRRATE + 0.870%) due 03/01/2028 ~	1,000	1,007

Hyundai Capital America
4.300% due 09/24/2027	300	301
4.718% (SOFRRATE + 0.990%) due 03/25/2027 ~	2,200	2,210
4.757% (SOFRRATE + 1.030%) due 09/24/2027 ~	1,200	1,205
4.767% (SOFRRATE + 1.040%) due 06/24/2027 ~	1,400	1,406
5.487% (SOFRRATE + 1.500%) due 01/08/2027 ~	1,300	1,310

Illumina, Inc.
4.650% due 09/09/2026	900	903

Imperial Brands Finance PLC
3.500% due 07/26/2026	700	697

JDE Peet’s NV
1.375% due 01/15/2027	800	775

Keurig Dr. Pepper, Inc.
2.550% due 09/15/2026	200	198
4.387% (SOFRRATE + 0.580%) due 11/15/2026 ~	800	800
4.603% (SOFRINDX + 0.880%) due 03/15/2027 ~	2,390	2,394

Kyndryl Holdings, Inc.
2.050% due 10/15/2026	300	295

Las Vegas Sands Corp.
3.500% due 08/18/2026	400	398
5.900% due 06/01/2027	600	612

Mercedes-Benz Finance North America LLC
4.507% (SOFRRATE + 0.780%) due 04/01/2027 ~	700	703
4.522% (SOFRRATE + 0.630%) due 07/31/2026 ~	1,900	1,904
4.657% (SOFRRATE + 0.930%) due 03/31/2028 ~	2,100	2,111
4.659% (SOFRRATE + 0.850%) due 11/15/2027 ~	300	301

Mitsubishi Corp.
4.515% (SOFRRATE + 0.700%) due 09/09/2028 ~	700	701

MPLX LP
1.750% due 03/01/2026	1,300	1,295
4.125% due 03/01/2027	900	901

National Fuel Gas Co.
5.500% due 10/01/2026	1,300	1,313

NTT Finance Corp.
1.162% due 04/03/2026	1,600	1,588

NXP BV/NXP Funding LLC/NXP USA, Inc.
4.400% due 06/01/2027	934	938

Penske Truck Leasing Co. LP/PTL Finance Corp.
5.350% due 01/12/2027	500	506

Rogers Communications, Inc.
3.200% due 03/15/2027	1,300	1,287

Royal Caribbean Cruises Ltd.
4.250% due 07/01/2026	400	400
5.375% due 07/15/2027	2,300	2,318
5.500% due 08/31/2026	2,400	2,404
5.500% due 04/01/2028	1,100	1,120
7.500% due 10/15/2027	200	211

SK Hynix, Inc.
5.500% due 01/16/2027	400	406
6.250% due 01/17/2026	800	802

Skyworks Solutions, Inc.
1.800% due 06/01/2026	300	297

12	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

December 31, 2025

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Southwest Airlines Co.
3.000% due 11/15/2026		$500	$496

Uber Technologies, Inc.
4.500% due 08/15/2029		1,800	1,804

United Airlines, Inc.
4.375% due 04/15/2026		3,400	3,398

Universal Health Services, Inc.
1.650% due 09/01/2026		1,300	1,278

Var Energi ASA
5.000% due 05/18/2027		700	707

Volkswagen Group of America Finance LLC
4.555% (SOFRRATE + 0.830%) due 03/20/2026 ~		3,800	3,804
4.788% (SOFRRATE + 1.060%) due 03/25/2027 ~		1,600	1,606
4.869% (SOFRRATE + 1.060%) due 08/14/2026 ~		2,800	2,809

Vontier Corp.
1.800% due 04/01/2026		1,300	1,292

Western Midstream Operating LP
4.650% due 07/01/2026		200	200

Williams Cos., Inc.
5.400% due 03/02/2026		1,100	1,102

			90,199

UTILITIES 4.5%

AES Corp.
1.375% due 01/15/2026		1,700	1,698

Duke Energy Corp.
4.850% due 01/05/2027		1,400	1,414

Emera U.S. Finance LP
3.550% due 06/15/2026		2,500	2,492

Enel Finance International NV
3.625% due 05/25/2027		500	497
4.625% due 06/15/2027		800	806

Eversource Energy
2.900% due 03/01/2027		800	789

Fortis, Inc.
3.055% due 10/04/2026		2,000	1,984

Israel Electric Corp. Ltd.
7.875% due 12/15/2026		250	259

New York State Electric & Gas Corp.
3.250% due 12/01/2026		500	497

NextEra Energy Capital Holdings, Inc.
4.633% (SOFRINDX + 0.760%) due 01/29/2026 ~		1,000	1,000
4.648% (SOFRINDX + 0.800%) due 02/04/2028 ~		1,500	1,506

ONEOK, Inc.
4.250% due 09/24/2027		900	904
5.550% due 11/01/2026		700	708

Pacific Gas & Electric Co.
3.150% due 01/01/2026		2,700	2,700
3.300% due 03/15/2027		300	297
5.000% due 06/04/2028		1,400	1,425

Pinnacle West Capital Corp.
4.550% (SOFRRATE + 0.820%) due 06/10/2026 ~		800	801

SGSP Australia Assets Pty. Ltd.
3.500% due 07/07/2027		500	496

Southern California Edison Co.
1.200% due 02/01/2026		3,500	3,487
3.650% due 03/01/2028		300	297
4.400% due 09/06/2026		900	902
4.700% due 06/01/2027		200	202
4.875% due 02/01/2027		200	201
4.900% due 06/01/2026		200	200
5.300% due 03/01/2028		1,100	1,124
5.350% due 03/01/2026		1,000	1,002

Southwestern Electric Power Co.
2.750% due 10/01/2026		600	595

Victoria Power Networks Finance Pty. Ltd.
4.294% (BBSW3M + 0.800%) due 04/21/2026 ~	AUD	400	267

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Vistra Operations Co. LLC
5.050% due 12/30/2026	$1,300	$1,310

		29,860

Total Corporate Bonds & Notes (Cost $326,363)		327,598

MUNICIPAL BONDS & NOTES 0.3%

LOUISIANA 0.3%

Tulane University, Louisiana Revenue Bonds, (NPFGC Insured), Series 2007
4.413% (US0003M + 0.300%) due 02/15/2036 ~	1,990	1,858

Total Municipal Bonds & Notes (Cost $1,854)		1,858

U.S. GOVERNMENT AGENCIES 16.1%

Federal Home Loan Mortgage Corp.
4.000% due 08/01/2049	13	12

Federal Home Loan Mortgage Corp. REMICS
2.500% due 10/25/2048	129	120
4.548% due 09/15/2041 •	6	6
4.774% due 09/25/2054 - 11/25/2055 •	4,156	4,171
4.798% due 02/15/2038 •	7	7
4.804% due 05/25/2055 •	3,598	3,614
4.814% due 11/25/2054 •	6,894	6,924
4.824% due 10/25/2054 - 08/25/2055 •	9,403	9,456
4.874% due 10/25/2052 - 06/25/2055 •	10,006	10,077
4.974% due 11/25/2054 - 07/25/2055 •	5,981	5,998
5.024% due 12/25/2054 - 08/25/2055 •	6,922	6,948
5.074% due 12/25/2054 - 08/25/2055 •	2,184	2,194
5.124% due 06/25/2055 •	3,917	3,940

Federal Home Loan Mortgage Corp. STRIPS
5.024% due 05/25/2054 •	2,441	2,450

Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
5.229% due 10/25/2044 - 02/25/2045 •	34	32
5.429% due 07/25/2044 •	6	6

Federal Home Loan Mortgage Corp. Whole Loan Securities Trust
3.000% due 09/25/2045	204	180

Federal National Mortgage Association
5.277% due 03/01/2044 - 07/01/2044 •	4	3

Federal National Mortgage Association REMICS
4.189% due 02/25/2037 •	12	12
4.246% due 12/25/2036 •	1	1
4.669% due 12/25/2037 •	10	10
4.774% due 12/25/2053 - 09/25/2054 •	5,867	5,887
4.824% due 03/25/2055 •	238	239
4.874% due 05/25/2055 - 11/25/2055 •	1,426	1,433
4.924% due 01/25/2055 - 05/25/2055 •	3,108	3,119
4.974% due 12/25/2054 - 01/25/2055 •	3,068	3,078
4.989% due 12/25/2047 •	413	413
5.024% due 01/25/2055 - 03/25/2055 •	3,890	3,903
5.034% due 03/25/2055 •	1,562	1,568
5.074% due 10/25/2053 - 07/25/2055 •	3,265	3,282
5.124% due 11/25/2053 - 10/25/2055 •	3,658	3,678

Federal National Mortgage Association Trust
4.339% due 05/25/2042 •	1	1

Government National Mortgage Association
5.625% due 02/20/2032 •	1	1
6.427% due 05/20/2071 •	121	125

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Government National Mortgage Association REMICS
2.500% due 01/20/2049 - 10/20/2049		$92	$83
4.614% due 11/20/2069 •		40	41
4.708% due 04/20/2074 •		283	284
4.818% due 06/20/2055 - 07/20/2074 •		2,470	2,491
4.868% due 05/20/2055 - 10/20/2073 •		4,414	4,467
4.898% due 09/20/2073 •		457	462
4.914% due 01/20/2066 •		59	59
4.918% due 05/20/2073 •		1,006	1,020
4.964% due 11/20/2066 •		108	109
5.018% due 05/20/2073 - 11/20/2073 •		364	371
5.114% due 01/20/2066 •		159	160

Uniform Mortgage-Backed Security, TBA
5.500% due 02/01/2056		14,000	14,184

Total U.S. Government Agencies (Cost $106,155)			106,619

U.S. TREASURY OBLIGATIONS 3.3%

U.S. Treasury Inflation Protected Securities (c)
0.125% due 07/15/2026		10,459	10,399
0.125% due 10/15/2026		9,771	9,680
2.125% due 04/15/2029 (f)		1,958	2,000

Total U.S. Treasury Obligations (Cost $22,128)			22,079

NON-AGENCY MORTGAGE-BACKED SECURITIES 5.5%

AG Trust
5.766% due 08/15/2041 •		143	144

Angel Oak Mortgage Trust
5.637% due 02/25/2070 þ		269	271
5.855% due 04/25/2070 þ		1,027	1,040

Avon Finance
4.642% due 12/28/2049 •	GBP	1,756	2,371

Barclays Mortgage Loan Trust
5.903% due 01/25/2064 þ		$571	575

Bear Stearns ALT-A Trust
4.791% due 09/25/2035 ~		5	3

Bear Stearns ARM Trust
6.214% due 01/25/2034 ~		1	1

Benchmark Mortgage Trust
3.042% due 08/15/2052		747	736

BSREP Commercial Mortgage Trust
4.815% due 08/15/2038 •		2,130	2,022

BSST Mortgage Trust
5.051% due 02/15/2037 •		2,600	2,267

Chase Home Lending Mortgage Trust
5.124% due 09/25/2055 •		554	553

CHL Reperforming Loan Trust REMICS
4.186% due 06/25/2035 •		1	1

Citigroup Mortgage Loan Trust, Inc.
5.374% due 06/25/2055 •		468	471
5.750% due 09/25/2035 •		1	1

CLNY Trust
5.278% due 11/15/2038 •		172	169

COLT Mortgage Loan Trust
5.835% due 02/25/2069 þ		922	929

Credit Suisse First Boston Mortgage Securities Corp.
4.868% due 03/25/2032 ~		1	1
5.642% due 06/25/2033 ~		2	1

CSMC Trust
3.904% due 04/25/2062 ~		142	137
4.150% due 12/27/2060 ~		569	568
4.674% due 07/25/2056 •		270	252

Ellington Financial Mortgage Trust
5.655% due 02/25/2060 þ		435	441

Eurohome U.K. Mortgages PLC
4.050% due 06/15/2044 •	GBP	8	10

Finsbury Square Green PLC
4.428% due 12/16/2067 •		21	28

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	13

Schedule of Investments	PIMCO Short-Term Portfolio	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

FirstMac Mortgage Funding Trust No. 4
4.278% due 09/24/2052 ~•	AUD	672	$447

GCAT Trust
1.091% due 05/25/2066 ~		$573	506
2.885% due 12/27/2066 ~		643	605

GreenPoint MTA Trust
4.286% due 06/25/2045 •		4	4

GS Mortgage-Backed Securities Corp. Trust
1.750% due 12/25/2060 ~		1,046	985

GS Mortgage-Backed Securities Trust
4.922% due 12/25/2051 •		219	204
4.922% due 02/25/2052 •		642	596
5.215% due 11/25/2054 •		958	961

GSR Mortgage Loan Trust
4.951% due 09/25/2035 ~		1	1

HarborView Mortgage Loan Trust
4.286% due 05/19/2035 •		8	8

Impac CMB Trust
4.486% due 03/25/2035 •		45	44

JP Morgan Chase Commercial Mortgage Securities Trust
5.007% due 06/15/2035 •		291	246
5.248% due 12/15/2031 •		138	137

JP Morgan Mortgage Trust
3.500% due 05/25/2050 ~		68	61
4.922% due 02/25/2052 •		207	192
5.591% due 06/25/2065 þ		415	419

Legacy Mortgage Asset Trust
5.750% due 07/25/2061 þ		299	300
6.250% due 07/25/2067 þ		227	227

MA Money Pinnacle Residential Securitisation Trust
4.348% due 04/15/2066 •	AUD	70	46

MFA Trust
1.381% due 04/25/2065 ~		$102	100

Mill City Mortgage Loan Trust
1.125% due 11/25/2060 ~		305	294
2.750% due 08/25/2059 ~		190	186

Morgan Stanley Capital I Trust
4.865% due 05/15/2036 •		800	114

Morgan Stanley Residential Mortgage Loan Trust
4.922% due 09/25/2051 •		285	264
4.963% due 09/25/2070 ~		484	485

MortgageIT Trust
4.486% due 02/25/2035 •		20	21

New Orleans Hotel Trust
4.787% due 04/15/2032 •		1,000	994

New Residential Mortgage Loan Trust
0.941% due 10/25/2058 ~		143	138
2.464% due 01/26/2060 ~		579	548
3.500% due 12/25/2057 ~		36	35
4.500% due 05/25/2058 ~		97	95

NYO Commercial Mortgage Trust
4.960% due 11/15/2038 •		1,600	1,599

OBX Trust
5.988% due 01/25/2064 þ		393	396
6.067% due 01/25/2064 þ		565	570
6.129% due 12/25/2063 þ		858	867
6.447% due 02/25/2064 þ		614	622

Oceanview Mortgage Trust
4.815% due 05/25/2055 •		726	728

PRKCM Trust
6.333% due 03/25/2059 þ		105	106

PRPM LLC
4.990% due 12/25/2055 þ		200	200

PRPM Trust
5.674% due 12/26/2069 þ		155	156
6.327% due 06/25/2069 þ		359	363

RCKT Mortgage Trust
5.553% due 03/25/2055 þ		249	252
5.653% due 01/25/2045 þ		312	315

Sequoia Mortgage Trust
4.507% due 11/25/2063 ~		648	650
5.239% due 02/20/2034 •		39	35

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Structured Asset Mortgage Investments II Trust
4.306% due 05/25/2045 •		$8	$8
4.346% due 07/19/2035 •		1	1

Towd Point Mortgage Funding - Granite 6 PLC
4.856% due 07/20/2053 •	GBP	605	816

Towd Point Mortgage Trust
2.250% due 12/25/2061 ~		$435	425
2.710% due 01/25/2060 ~		751	727
3.750% due 05/25/2058 ~		213	210
4.846% due 05/25/2058 •		162	165
4.846% due 10/25/2059 •		108	108

Triton Bond Trust
4.248% due 02/09/2053 •	AUD	432	288

Verus Securitization Trust
5.086% due 07/25/2067 ~		$1,000	1,003
5.402% due 05/25/2065 þ		1,383	1,395
5.712% due 01/25/2069 þ		637	640
5.811% due 05/25/2068 þ		136	137
5.850% due 12/25/2067 þ		184	184
6.443% due 08/25/2068 þ		115	116
6.476% due 06/25/2068 þ		224	225

WaMu Mortgage Pass-Through Certificates Trust
5.029% due 02/25/2046 •		5	5
5.029% due 08/25/2046 •		5	4
5.229% due 11/25/2042 •		2	1

Wells Fargo Commercial Mortgage Trust
5.393% due 07/15/2037 •		1,000	1,003

Total Non-Agency Mortgage-Backed Securities (Cost $37,705)			36,575

ASSET-BACKED SECURITIES 13.7%

AUTOMOBILE ABS OTHER 0.6%

Chesapeake Funding II LLC
5.234% due 05/15/2035 •		737	739

Ford Credit Floorplan Master Owner Trust A
4.754% due 09/15/2029 •		1,500	1,507

GM Financial Automobile Leasing Trust
4.328% due 05/20/2027 •		507	507

Metro Finance Trust
5.298% due 09/19/2028 •	AUD	1,577	1,053

Toyota Lease Owner Trust
4.358% due 02/22/2027 •		$139	139

			3,945

AUTOMOBILE SEQUENTIAL 1.4%

CarMax Auto Owner Trust
4.590% due 07/17/2028		1,377	1,382

Chesapeake Funding II LLC
5.520% due 05/15/2036		514	520

Citizens Auto Receivables Trust
5.840% due 01/18/2028		153	154

Enterprise Fleet Financing LLC
4.380% due 07/20/2029		58	58
5.740% due 12/20/2026		660	663
5.760% due 10/22/2029		162	162
6.400% due 03/20/2030		884	895

GM Financial Consumer Automobile Receivables Trust
4.880% due 08/16/2028		1,500	1,508

GMF Canada Leasing Trust
4.883% due 12/21/2026	CAD	28	20

Hertz Vehicle Financing III LLC
5.490% due 06/25/2027		$2,100	2,107

Hyundai Auto Receivables Trust
4.530% due 09/15/2027		416	417

Oscar U.S. Funding XV LLC
5.810% due 12/10/2027		443	445

Oscar U.S. Funding XVI LLC
5.480% due 02/10/2027 «		44	44

SBNA Auto Lease Trust
5.560% due 11/22/2027		738	742

			9,117

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CMBS OTHER 0.3%

AREIT Trust
5.978% due 06/17/2039 •		$1,653	$1,654

PFP Ltd.
5.610% due 09/17/2039 •		266	266

			1,920

CREDIT CARD BULLET 1.1%

Evergreen Credit Card Trust
4.540% due 10/15/2029 •		3,200	3,212

Master Credit Card Trust II
4.693% due 01/21/2028 •		4,000	4,002

			7,214

CREDIT CARD OTHER 0.7%

Golden Credit Card Trust
1.970% due 01/15/2029		2,000	1,961

Trillium Credit Card Trust II
4.297% due 09/26/2030 •		2,800	2,811

			4,772

HOME EQUITY OTHER 0.5%

ACE Securities Corp. Home Equity Loan Trust
4.626% due 04/25/2034 •		201	191

Countrywide Asset-Backed Certificates Trust
5.346% due 10/25/2034 •		15	15

Credit Suisse First Boston Mortgage Securities Corp.
3.850% due 08/25/2032 •		1	1

Finance America Mortgage Loan Trust
4.671% due 08/25/2034 •		119	115

Fremont Home Loan Trust
4.581% due 01/25/2035 •		15	15

Long Beach Mortgage Loan Trust
4.821% due 04/25/2035 •		41	41

MASTR Asset-Backed Securities Trust
3.946% due 11/25/2036 •		1	0
4.546% due 09/25/2034 •		108	99

Morgan Stanley ABS Capital I, Inc. Trust
4.746% due 05/25/2034 •		214	230

Renaissance Home Equity Loan Trust
3.383% due 08/25/2033 •		2	2
4.566% due 11/25/2034 •		3	2

Towd Point Mortgage Trust
5.278% due 08/25/2065 þ		1,412	1,419
5.348% due 07/25/2065 þ		179	180
5.848% due 01/25/2064 ~		286	287
6.290% due 05/25/2064 ~		616	624

			3,221

OTHER ABS 9.1%

ARES XLIV CLO Ltd.
5.035% due 04/15/2034 •		3,300	3,301

Atlas Senior Loan Fund XVIII Ltd.
4.994% due 01/18/2035 •		400	400

Bain Capital Credit CLO Ltd.
5.124% due 07/16/2034 •		1,000	1,001

Bain Capital Euro CLO DAC
2.744% due 01/20/2032 •	EUR	351	413

BlueMountain CLO Ltd.
5.048% due 10/25/2030 •		$343	344

CarVal CLO I Ltd.
5.124% due 07/16/2031 •		1,435	1,436

CCG Receivables Trust
4.480% due 10/14/2032		834	839

CIFC Funding Ltd.
5.077% due 10/24/2030 •		436	436

Commonbond Student Loan Trust
2.550% due 05/25/2041		19	19

14	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

December 31, 2025

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

CVC Cordatus Loan Fund XII DAC
2.788% due 01/23/2032 •	EUR	1,418	$1,667

Dell Equipment Finance Trust
4.690% due 08/22/2030		$551	552

Dryden 54 Senior Loan Fund
5.034% due 10/19/2029 •		172	173

Dryden 95 CLO Ltd.
4.929% due 08/20/2034 •		2,400	2,399

ECMC Group Student Loan Trust
4.739% due 02/27/2068 •		258	257
4.989% due 07/25/2069 •		220	220

ELFI Graduate Loan Program LLC
1.530% due 12/26/2046		407	366

Gallatin CLO VIII Ltd.
5.256% due 07/15/2031 •		506	506

Greywolf CLO III Ltd.
5.087% due 04/22/2033 •		2,527	2,529

KKR CLO 36 Ltd.
5.055% due 10/15/2034 •		3,200	3,201

KKR CLO 42 Ltd.
5.034% due 07/20/2034 •		3,100	3,102

LCM 30 Ltd.
5.226% due 04/20/2031 •		611	611

LCM Loan Income Fund I Ltd.
5.176% due 04/20/2031 •		204	204

Madison Park Funding XLVI Ltd.
4.905% due 10/15/2034 •		2,400	2,398

MMAF Equipment Finance LLC
5.200% due 09/13/2027		584	586
5.790% due 11/13/2026		9	9

Navient Private Education Loan Trust
4.765% due 11/15/2068 •		163	162

Navient Private Education Refi Loan Trust
1.170% due 09/16/2069		117	110
1.310% due 01/15/2069		285	270
1.690% due 05/15/2069		943	896
4.865% due 04/15/2069 •		772	768

Navient Refinance Loan Trust
4.800% due 10/15/2055		1,454	1,459

Navient Student Loan Trust
5.684% due 03/15/2072 •		458	462

Nelnet Student Loan Trust
4.646% due 08/25/2067 •		336	336
4.650% due 08/20/2054		1,400	1,396
4.689% due 09/27/2038 •		639	637
4.889% due 06/27/2067 •		141	141
5.334% due 05/17/2055 •		2,246	2,264

Octagon Investment Partners 39 Ltd.
5.034% due 10/20/2030 •		154	155

Pagaya AI Debt Trust
6.660% due 07/15/2031		39	39

Palmer Square European Loan Funding DAC
2.989% due 01/15/2033 •	EUR	559	658

Pikes Peak CLO 4
5.115% due 07/15/2034 •		$3,000	3,003

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

SLM Student Loan Trust
4.439% due 06/25/2043 •		$343	$338

SMB Private Education Loan Trust
1.340% due 03/17/2053		150	142
1.600% due 09/15/2054		176	167
4.696% due 09/15/2054 •		694	691
5.074% due 07/15/2053 •		1,649	1,638
5.240% due 03/15/2056		549	560
5.434% due 04/15/2054 •		931	942
5.434% due 03/15/2056 •		235	238
5.524% due 11/15/2052 •		619	626
5.634% due 09/15/2053 •		556	566
5.784% due 10/16/2056 •		257	262
5.834% due 05/16/2050 •		502	510

SoFi Consumer Loan Program Trust
4.820% due 06/25/2034		607	611

Sound Point CLO XXVIII Ltd.
5.138% due 01/25/2032 •		708	708

Stonepeak ABS
2.301% due 02/28/2033		86	84

TIAA CLO IV Ltd.
5.024% due 01/20/2032 •		784	785

Towd Point Asset Trust
4.548% due 11/20/2061 •		155	155

Tralee CLO V Ltd.
4.964% due 10/20/2034 •		2,400	2,399

Trinitas CLO VI Ltd.
4.968% due 01/25/2034 •		3,100	3,101

UPX HIL Issuer Trust
5.160% due 01/25/2047		260	263

Venture 36 CLO Ltd.
5.276% due 04/20/2032 •		1,136	1,137

Venture XXIX CLO Ltd.
5.103% due 09/07/2030 •		73	73

Venture XXVII CLO Ltd.
5.196% due 07/20/2030 •		75	75

Verdelite Static CLO Ltd.
5.014% due 07/20/2032 •		2,086	2,086

Volvo Financial Equipment LLC
4.560% due 05/17/2027		887	888

Wellfleet CLO Ltd.
5.064% due 04/20/2034 •		1,700	1,702

			60,472

Total Asset-Backed Securities (Cost $90,477)			90,661

SOVEREIGN ISSUES 0.8%

Eagle Funding Luxco SARL
5.500% due 08/17/2030		3,800	3,875

Israel Government Bonds - Fixed
0.500% due 02/27/2026	ILS	2,200	687

Korea National Oil Corp.
4.551% (SOFRRATE + 0.770%) due 03/31/2028 ~		$300	301

Total Sovereign Issues (Cost $4,724)			4,863

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 20.4%

COMMERCIAL PAPER 2.6%

Air Lease Corp.
4.300% due 01/08/2026	$1,800	$1,798

Edison International
4.550% due 01/06/2026	1,100	1,099

ERAC USA Finance LLC
4.200% due 01/12/2026	6,600	6,592

HCA, Inc.
4.300% due 01/07/2026	4,900	4,896
4.300% due 01/13/2026	2,900	2,896

		17,281

REPURCHASE AGREEMENTS (d) 5.6%
		37,306

U.S. TREASURY BILLS 12.2%
3.650% due 03/03/2026 - 03/31/2026 (a)(b)(h)	81,365	80,885

Total Short-Term Instruments (Cost $135,501)		135,472

Total Investments in Securities (Cost $724,907)		725,725

	SHARES
INVESTMENTS IN AFFILIATES 7.2%

SHORT-TERM INSTRUMENTS 7.2%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 7.2%

PIMCO Short Asset Portfolio	4,838,722	47,502

Total Short-Term Instruments (Cost $47,416)		47,502

Total Investments in Affiliates (Cost $47,416)		47,502

Total Investments 116.7% (Cost $772,323)		$773,227

Financial Derivative Instruments (e)(g) 0.2% (Cost or Premiums, net $2,028)		1,288

Other Assets and Liabilities, net (16.9)%		(111,746)

Net Assets 100.0%		$662,769

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Coupon represents a weighted average yield to maturity.
(b)	Zero coupon security.
(c)	Principal amount of security is adjusted for inflation.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	15

Schedule of Investments	PIMCO Short-Term Portfolio	(Cont.)

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(d) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BCY	3.750%	12/31/2025	01/02/2026	$4,981	U.S. Treasury Notes 3.500% due 11/30/2030	$(4,966)	$4,981	$4,982
	3.850	12/31/2025	01/02/2026	20,025	U.S. Treasury Notes 3.375% due 11/30/2027	(20,022)	20,025	20,029
SAL	3.700	12/31/2025	01/02/2026	2,300	U.S. Treasury Bills 0.000% due 06/18/2026	(2,347)	2,300	2,301
	3.870	12/31/2025	01/02/2026	10,000	U.S. Treasury Bills 0.000% due 10/29/2026	(10,208)	10,000	10,002

Total Repurchase Agreements						$(37,543)	$37,306	$37,314

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales(2)
U.S. Treasury Obligations (3.8)%
U.S. Treasury Notes	3.375%	11/30/2027	$20,000	$(19,928)	$(20,024)
U.S. Treasury Notes	3.500	11/30/2030	5,000	(4,951)	(4,966)

Total Short Sales (3.8)%				$(24,879)	$(24,990)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of December 31, 2025:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale- Buyback Transactions	Payable for Short Sales(2)	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(3)
Global/Master Repurchase Agreement
BCY	$25,011	$0	$0	$0	$25,011	$(24,988)	$23
SAL	12,303	0	0	0	12,303	(12,555)	(252)

Master Securities Forward Transaction Agreement
BCY	0	0	0	(20,024)	(20,024)	0	(20,024)
GSC	0	0	0	(4,966)	(4,966)	0	(4,966)

Total Borrowings and Other Financing Transactions	$37,314	$0	$0	$(24,990)

(1)	Includes accrued interest.
(2)	Payable for short sales includes $(77) of accrued interest.
(3)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

The average amount of borrowings outstanding during the period ended December 31, 2025 was $(6,840) at a weighted average interest rate of 4.469%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(e) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
Australia Government 3-Year Bond March Futures	03/2026	488	$	34,194	$33	$9	$(9)
Canada Government 5-Year Bond March Futures	03/2026	165		13,619	(86)	0	(24)
U.S. Treasury 5-Year Note March Futures	03/2026	1,249		136,522	(207)	0	(147)

					$(260)	$9	$(180)

16	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

December 31, 2025

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
U.S. Treasury 2-Year Note March Futures	03/2026	328	$	(68,483)	$(33)	$23	$0
U.S. Treasury 10-Year Note March Futures	03/2026	118		(13,268)	89	24	0
U.S. Treasury Ultra Long-Term Bond March Futures	03/2026	60		(7,080)	41	23	0
U.S. Ultra Treasury 10-Year Note March Futures	03/2026	97		(11,157)	(5)	18	0

					$92	$88	$0

Total Futures Contracts					$(168)	$97	$(180)

SWAP AGREEMENTS:

INTEREST RATE SWAPS

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day GBP-SONIO Compounded-OIS	3.750%	Annual	09/17/2030	GBP	10,300	$(50)	$107	$57	$12	$0
Receive	1-Day USD-SOFR Compounded-OIS	4.100	Annual	02/11/2026	$	101,500	126	33	159	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.920	Annual	02/27/2026		800	0	2	2	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.862	Annual	02/28/2029		15,500	0	(178)	(178)	16	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029		23,000	(105)	(199)	(304)	30	0
Receive(1)	1-Day USD-SOFR Compounded-OIS	3.290	Annual	05/31/2030		29,539	6	120	126	42	0
Receive(1)	1-Day USD-SOFR Compounded-OIS	3.375	Annual	05/31/2030		39,276	39	(1)	38	56	0

Total Swap Agreements							$16	$(116)	$(100)	$156	$0

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of December 31, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$97	$156	$253	$0	$(180)	$0	$(180)

(f)

Securities with an aggregate market value of $1,765 and cash of $4,493 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2025. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

(g) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/( Depreciation)
						Asset	Liability
BPS	01/2026	AUD	6,688		$4,347	$0	$(116)

CBK	01/2026	EUR	283		330	0	(2)
	01/2026	ILS	228		71	0	(1)
	01/2026		$3,418	AUD	5,171	33	0

FAR	01/2026	AUD	13,631		$8,853	0	(244)
	01/2026	GBP	2,780		3,651	0	(96)

GLM	01/2026	CHF	13		16	0	0
	01/2026		$25	ILS	80	0	0

JPM	01/2026		40		130	1	0

MBC	01/2026	CAD	772		$549	0	(14)
	01/2026	EUR	3,974		4,612	0	(60)
	02/2026	ILS	2,211		605	0	(90)

Total Forward Foreign Currency Contracts						$34	$(623)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	17

Schedule of Investments	PIMCO Short-Term Portfolio	(Cont.)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
BPS	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.250%	12/09/2026	1,200	$1	$1

CBK	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.500	02/13/2026	196,600	131	3

DUB	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.650	09/09/2026	139,100	145	94

FAR	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.250	12/09/2026	167,000	76	44

MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.650	09/09/2026	10,800	11	7

NGF	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.650	09/09/2026	112,400	119	76

Total Purchased Options							$483	$225

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(4)
								Asset	Liability
BOA	iTraxx Crossover 44 5-Year 35-100% Index	5.000%	Quarterly	12/20/2030	EUR 3,900	$892	$27	$919	$0
BPS	iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030	400	91	3	94	0
JPM	iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030	2,400	546	20	566	0

Total Swap Agreements						$1,529	$50	$1,579	$0

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of December 31, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(5)
BOA	$0	$0	$919	$919	$0	$0	$0	$0	$919	$(740)	$179
BPS	0	1	94	95	(116)	0	0	(116)	(21)	0	(21)
CBK	33	3	0	36	(3)	0	0	(3)	33	0	33
DUB	0	94	0	94	0	0	0	0	94	0	94
FAR	0	44	0	44	(340)	0	0	(340)	(296)	263	(33)
JPM	1	0	566	567	0	0	0	0	567	(420)	147
MBC	0	0	0	0	(164)	0	0	(164)	(164)	0	(164)
MYC	0	7	0	7	0	0	0	0	7	0	7
NGF	0	76	0	76	0	0	0	0	76	0	76

Total Over the Counter	$34	$225	$1,579	$1,838	$(623)	$0	$0	$(623)

(h)

Securities with an aggregate market value of $263 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2025.

(1)	Notional Amount represents the number of contracts.
(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

18	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

December 31, 2025

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Statement of Assets and Liabilities as of December 31, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$97	$97
Swap Agreements	0	0	0	0	156	156

	$0	$0	$0	$0	$253	$253

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$34	$0	$34
Purchased Options	0	0	0	0	225	225
Swap Agreements	0	1,579	0	0	0	1,579

	$0	$1,579	$0	$34	$225	$1,838

	$0	$1,579	$0	$34	$478	$2,091

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$180	$180

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$623	$0	$623

	$0	$0	$0	$623	$180	$803

The effect of Financial Derivative Instruments on the Statement of Operations for the period ended December 31, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$2,985	$2,985
Swap Agreements	0	5	0	0	(2,783)	(2,778)

	$0	$5	$0	$0	$202	$207

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(553)	$0	$(553)
Purchased Options	0	0	0	0	(256)	(256)
Written Options	0	20	0	0	0	20
Swap Agreements	0	72	0	0	0	72

	$0	$92	$0	$(553)	$(256)	$(717)

	$0	$97	$0	$(553)	$(54)	$(510)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(353)	$(353)
Swap Agreements	0	(1)	0	0	(387)	(388)

	$0	$(1)	$0	$0	$(740)	$(741)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(1,526)	$0	$(1,526)
Purchased Options	0	0	0	0	(257)	(257)
Swap Agreements	0	50	0	0	0	50

	$0	$50	$0	$(1,526)	$(257)	$(1,733)

	$0	$49	$0	$(1,526)	$(997)	$(2,474)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	19

Schedule of Investments	PIMCO Short-Term Portfolio	(Cont.)	December 31, 2025

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of December 31, 2025 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2025
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$207,539	$0	$207,539
Industrials	0	90,199	0	90,199
Utilities	0	29,860	0	29,860
Municipal Bonds & Notes
Louisiana	0	1,858	0	1,858
U.S. Government Agencies	0	106,619	0	106,619
U.S. Treasury Obligations	0	22,079	0	22,079
Non-Agency Mortgage-Backed Securities	0	36,575	0	36,575
Asset-Backed Securities
Automobile ABS Other	0	3,945	0	3,945
Automobile Sequential	0	9,073	44	9,117
CMBS Other	0	1,920	0	1,920
Credit Card Bullet	0	7,214	0	7,214
Credit Card Other	0	4,772	0	4,772
Home Equity Other	0	3,221	0	3,221
Other ABS	0	60,472	0	60,472
Sovereign Issues	0	4,863	0	4,863
Short-Term Instruments
Commercial Paper	0	17,281	0	17,281
Repurchase Agreements	0	37,306	0	37,306
U.S. Treasury Bills	0	80,885	0	80,885

	$0	$725,681	$44	$725,725

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2025
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$47,502	$0	$0	$47,502

Total Investments	$47,502	$725,681	$44	$773,227

Short Sales, at Value - Liabilities
U.S. Treasury Obligations	$0	$(24,990)	$0	$(24,990)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	9	244	0	253
Over the counter	0	1,838	0	1,838

	$9	$2,082	$0	$2,091

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(33)	(147)	0	(180)
Over the counter	0	(623)	0	(623)

	$(33)	$(770)	$0	$(803)

Total Financial Derivative Instruments	$(24)	$1,312	$0	$1,288

Totals	$47,478	$702,003	$44	$749,525

There were no significant transfers into or out of Level 3 during the period ended December 31, 2025.

20	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Notes to Financial Statements	December 31, 2025

1. ORGANIZATION

PIMCO Variable Insurance Trust (the “Trust”) is a Delaware statutory trust established under a trust instrument dated October 3, 1997. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans. Information presented in these financial statements pertains to the Institutional Class, Administrative Class and Advisor Class shares of the PIMCO Short-Term Portfolio (the “Portfolio”) offered by the Trust. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Portfolio.

Hereinafter, the Board of Trustees of the Portfolio shall be collectively referred to as the “Board.”

The Portfolio has adopted the Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280) — Improvements to Reportable Segment Disclosures. Adoption of the standard impacted financial statement disclosures only and did not affect the Portfolio’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and to assess its performance, and has discrete financial information available. The Officers, as listed in the Management of the Trust section of the most recent Statement of Additional Information, act as the Portfolio’s CODM. The Portfolio represents a single operating segment, as the CODM monitors the operating results of the Portfolio as a whole and the Portfolio’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Portfolio’s portfolio managers as a team. The financial information in the form of the Portfolio’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Portfolio’s comparative benchmarks and to make resource allocation decisions for the Portfolio’s single segment, is consistent with that presented within the Portfolio’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Portfolio is treated as an investment company under the reporting requirements of U.S. GAAP, including but not limited to ASC 946. The functional and reporting currency for the Portfolio is the U.S. dollar. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statement of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Statement of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	21

Notes to Financial Statements	(Cont.)

obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable. A debt obligation may be granted, in certain situations, a contractual or non-contractual forbearance for interest payments that are expected to be paid after agreed upon pay dates.

(b) Foreign Taxes The Portfolio may be subject to foreign taxes on income, stock dividends, capital gains on investments or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Portfolio invests. These foreign taxes, if any, are paid by the Portfolio and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable as of December 31, 2025, if any, are disclosed in the Statement of Assets and Liabilities.

(c) Foreign Currency Translation The market values of foreign securities, currency holdings and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Portfolio does not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) from investments on the Statement of Operations. The Portfolio may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains (losses) arising from sales of spot foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Statement of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Statement of Operations.

(d) Multi-Class Operations Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains (losses) are allocated daily based on the relative net assets of each class of the Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees. Under certain circumstances, the per share net asset value (“NAV”) of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(e) Distributions to Shareholders Distributions from net investment income, if any, are declared daily and distributed to shareholders monthly. In addition, the Portfolio distributes any net capital gains it earns from the sale of portfolio securities to shareholders no less frequently than annually. The Portfolio may revise its distribution policy or postpone the payment of distributions at any time.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income distributions and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Separately, if the Portfolio determines or estimates, as applicable, that a portion of a distribution may be comprised of amounts from sources other than net investment income in accordance with its policies, accounting records (if applicable) and accounting practices, the Portfolio will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. For these purposes, the Portfolio determines or estimates, as applicable, the source or sources from which a distribution is paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is determined or estimated, as applicable, that a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between the Portfolio’s daily internal accounting records and practices, the Portfolio’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, the

22	PIMCO VARIABLE INSURANCE TRUST

December 31, 2025

Portfolio’s internal accounting records and practices may take into account, among other factors, tax-related characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include but are not limited to, for certain funds, the treatment of periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible that the Portfolio may not issue a Section 19 Notice in situations where the Portfolio’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Final determination of a distribution’s tax character will be provided to shareholders when such information is available.

Distributions classified as a tax basis return of capital at the Portfolio’s fiscal year end, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital on the Statement of Assets and Liabilities. In addition, other amounts have been reclassified between distributable earnings (accumulated loss) and paid in capital on the Statement of Assets and Liabilities to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(f) New Accounting Pronouncements and Regulatory Updates In September 2023, the U.S. Securities and Exchange Commission (“SEC”) adopted amendments to Rule 35d-1 under the Act, which governs fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. Changes to a fund’s calculation methodology for derivatives instruments for purposes of Rule 35d-1 consistent with such amendments and applicable regulatory interpretations thereof will not constitute a change to a fund’s policy adopted pursuant to Rule 35d-1 and will not require notice or shareholder approval. The amendments became effective December 11, 2023. On March 14, 2025, the SEC extended the compliance date from December 11, 2025 to June 11, 2026 for fund groups with $1 billion or more in net assets and modified the operation of the compliance dates to allow for compliance based on the timing of certain annual disclosure and reporting obligations that are tied to a fund’s fiscal year-end. At this time, management is evaluating the implications of these changes on the financial statements.

In December 2023, FASB issued ASU 2023-09, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. Management has implemented changes in connection with the amendments and where applicable included additional disclosure in the Notes to Financial Statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The NAV of the Portfolio’s shares, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Portfolio or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Portfolio’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolio or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Portfolio may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Portfolio generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Portfolio may calculate its NAV as of the NYSE Close for such day or such other time that the Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange or the NYSE Close if the NYSE Close occurs before the end of trading on the foreign exchange.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	23

Notes to Financial Statements	(Cont.)

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated PIMCO as the valuation designee (“Valuation Designee”) for the Portfolio to perform the fair value determination relating to all Portfolio investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of portfolio investments. The Valuation Designee may value portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, exchange-traded funds (“ETFs”), exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures, are valued at the settlement price determined by the relevant exchange. Swap agreements and swaptions are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Portfolio’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Portfolio may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Portfolio’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio’s next calculated NAV. An alternative exchange rate may be obtained from a Pricing Source or an exchange rate may otherwise be determined if believed to be more reflective of the rates at which the Portfolio may transact.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and procedures are intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold. The Portfolio’s use of fair valuation may also help to deter “stale price arbitrage” as discussed

24	PIMCO VARIABLE INSURANCE TRUST

December 31, 2025

under the “Frequent or Excessive Purchases, Exchanges and Redemptions” section in the Portfolio’s prospectus.

Under certain circumstances, the per share NAV of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

∎	Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

∎	Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between fair value Levels of the Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	25

Notes to Financial Statements	(Cont.)

internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing

Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

The Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. A complete schedule of portfolio holdings for each affiliate fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available at the SEC’s website at www.sec.gov. A copy of each affiliate fund’s shareholder report is also available at the SEC’s website at www.sec.gov, on the Portfolio’s website at www.pimco.com, or upon request, as applicable. The tables below show the Portfolio’s transactions in and earnings from investments in the affiliated funds for the period ended December 31, 2025 (amounts in thousands†):

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Investment in PIMCO Short Asset Portfolio

Market Value 12/31/2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 12/31/2025	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$7,581	$39,845	$0	$0	$76	$47,502	$1,635	$0

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 12/31/2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 12/31/2025	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$4,955	$30,625	$(35,575)	$(4)	$(1)	$0	$27	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(b) Investments in Securities

The Portfolio may utilize the investments and strategies described below to the extent permitted by the Portfolio’s investment policies.

Inflation-Indexed Bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury Inflation-Protected Securities (“TIPS”). For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Mortgage-Related and Other Asset-Backed Securities directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are interests in pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal payments. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including, but not limited to, auto loans, accounts receivable such as credit card receivables and hospital account receivables, home equity loans, student loans, boat loans, mobile home loans, recreational vehicle loans, manufactured housing loans, aircraft leases, computer leases, syndicated bank loans, peer-to-peer loans and litigation finance loans. The Portfolio may invest in any level of the capital structure of an issuer or mortgage-backed or asset-backed securities, including the equity or “first loss” tranche.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs, CLOs and other CDOs are types of asset-backed securities. A CBO is a trust which is often backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. Other CDOs are trusts backed by other types of assets representing obligations of various parties. For CBOs, CLOs and other CDOs, the cash flows from the trust are split into portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche which bears the first loss from any defaults from the bonds or loans in the trust, although more senior tranches may also

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Notes to Financial Statements	(Cont.)

bear losses. Since they are partially protected from defaults, senior tranches from a CBO trust, CLO trust or trust of another CDO typically have higher ratings and lower yields than their underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CBO, CLO or other CDO tranches can experience substantial losses due to actual defaults, downgrades of the underlying collateral by rating agencies, forced liquidation of the collateral pool due to a failure of coverage tests, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CBO, CLO or other CDO securities as a class. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Portfolio invests. In addition to the normal risks associated with fixed income securities discussed elsewhere in this report and the Portfolio’s prospectus and statement of additional information (e.g., prepayment risk, credit risk, liquidity risk, market risk, structural risk, legal risk and interest rate risk (which may be exacerbated if the interest rate payable on a structured financing changes based on multiples of changes in interest rates or inversely to changes in interest rates)), CBOs, CLOs and other CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) risks related to the capability of the servicer of the securitized assets, (iv) the risk that the Portfolio may invest in CBOs, CLOs, or other CDOs that are subordinate to other classes, (v) the structure and complexity of the transaction and the legal documents may not be fully understood at the time of investment and could lead to disputes with the issuer or among investors regarding the characterization of proceeds or unexpected investment results, and (vi) the CDO’s manager may perform poorly.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Securities Issued by U.S. Government Agencies or Government-Sponsored Enterprises are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. The U.S. Government does not guarantee the net asset value of the Portfolio’s shares. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal

Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks, credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC is a government sponsored corporation that issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

In June 2019, FNMA and FHLMC started issuing Uniform Mortgage-Backed Securities in place of their current offerings of TBA-eligible securities (the “Single Security Initiative”). The Single Security Initiative seeks to support the overall liquidity of the TBA market and aligns the characteristics of FNMA and FHLMC certificates. The long-term effects that the Single Security Initiative may have on the market for TBA and other mortgage-backed securities are uncertain.

Roll-timing strategies can be used where the Portfolio seeks to extend the expiration or maturity of a position, such as a TBA security on an underlying asset, by closing out the position before expiration and contemporaneously opening a new position with respect to substantially the same underlying asset with a later expiration date. TBA securities purchased or sold are reflected on the Statement of Assets and Liabilities as an asset or liability, respectively. Recently finalized FINRA rules include mandatory margin requirements for the TBA market that require the Portfolio to post collateral in connection with its TBA transactions. There is no similar requirement applicable to the Portfolio’s TBA counterparties. The required collateralization of TBA trades could increase the cost of TBA transactions to the Portfolio and impose added operational complexity.

When-Issued Transactions are purchases or sales made on a when-issued basis. These transactions are made conditionally because a

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security, although authorized, has not yet been issued in the market. Transactions to purchase or sell securities on a when-issued basis involve a commitment by the Portfolio to purchase or sell these securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. The Portfolio may sell when-issued securities before they are delivered, which may result in a realized gain (loss).

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may enter into the borrowings and other financing transactions described below to the extent permitted by the Portfolio’s investment policies.

The following disclosures contain information on the Portfolio’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Portfolio. The location of these instruments in the Portfolio’s financial statements is described below.

(a) Repurchase Agreements Under the terms of a typical repurchase agreement, the Portfolio purchases an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. In an open maturity repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Portfolio or counterparty at any time. The underlying securities for all repurchase agreements are held by the Portfolio’s custodian or designated subcustodians (in the case of tri-party repurchase agreements). Traditionally, the Portfolio has used bilateral repurchase agreements wherein the underlying securities will be held by the Portfolio’s custodian. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, if any, including accrued interest, are included on the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations. In periods of increased demand for collateral, the Portfolio may pay a fee for the receipt of collateral, which may result in interest expense to the Portfolio.

(b) Reverse Repurchase Agreements In a reverse repurchase agreement, the Portfolio delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. In an open maturity reverse repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Portfolio or counterparty at any time. The Portfolio is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement.

Cash received in exchange for securities delivered plus accrued interest payments to be made by the Portfolio to counterparties are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made by the Portfolio to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The Portfolio will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under reverse repurchase agreements.

(c) Sale-Buybacks A sale-buyback financing transaction consists of a sale of a security by the Portfolio to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Portfolio is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by the Portfolio are reflected as a liability on the Statement of Assets and Liabilities. The Portfolio will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, the Portfolio would have otherwise received had the security not been sold and (ii) the negotiated financing terms between the Portfolio and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statement of Operations. Interest payments based upon negotiated financing terms made by the Portfolio to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The Portfolio will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under sale-buyback transactions.

(d) Short Sales Short sales are transactions in which the Portfolio sells a security that it does not own in anticipation that the market price of that security will decline. The Portfolio may make short sales of securities: (i) to offset potential declines in long positions in similar securities, (ii) to increase the flexibility of the Portfolio, (iii) for investment return, (iv) as part of a risk arbitrage strategy, and (v) as part of its overall portfolio management strategies involving the use of derivative instruments. When the Portfolio makes a short sale, it will often borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Portfolio will

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Notes to Financial Statements	(Cont.)

ordinarily have to pay a fee or premium to borrow a security and be obligated to repay the lender of the security any dividend or interest that accrues on the security during the period of the loan. Securities sold in short sale transactions and the dividend or interest payable on such securities, if any, are reflected as payable for short sales on the Statement of Assets and Liabilities. Short sales expose the Portfolio to the risk that it will be required to cover its short position at a time when the security or other asset has appreciated in value, thus resulting in losses to the Portfolio. A short sale is “against the box” if the Portfolio holds in its portfolio or has the right to acquire the security sold short, or securities identical to the security sold short, at no additional cost. The Portfolio will be subject to additional risks to the extent that it engages in short sales that are not “against the box.” The Portfolio’s loss on a short sale could theoretically be unlimited in cases where the Portfolio is unable, for whatever reason, to close out its short position.

(e) Interfund Lending In accordance with an exemptive order (the “Order”) from the SEC, each Portfolio of the Trust may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Portfolio’s investment policies and restrictions. Each Portfolio is currently permitted to borrow under the Interfund Lending Program. A lending portfolio may lend in aggregate up to 15% of its current net assets at the time of the interfund loan, but may not lend more than 5% of its net assets to any one borrowing portfolio through the Interfund Lending Program. A borrowing portfolio may not borrow through the Interfund Lending Program or from any other source if its total outstanding borrowings immediately after the borrowing would be more than 33 1/3% of its total assets (or any lower threshold provided for by the portfolio’s investment restrictions). If a borrowing portfolio’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interfund loan rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending portfolio and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended December 31, 2025, the Portfolio did not participate in the Interfund Lending Program.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The Portfolio may enter into the financial derivative instruments described below to the extent permitted by the Portfolio’s investment policies.

The following disclosures contain information on how and why the Portfolio uses financial derivative instruments, and how financial derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedule of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Schedule of Investments, serve as indicators of the volume of financial derivative activity for the Portfolio.

(a) Forward Foreign Currency Contracts may be engaged, in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily, and the change in value is recorded by the Portfolio as an unrealized gain (loss). Realized gains (losses) are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain (loss) reflected on the Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

(b) Futures Contracts are agreements to buy or sell a security or other asset for a set price on a future date and are traded on an exchange. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked

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to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by the Portfolio (“Futures Variation Margin”). Futures Variation Margins, if any, are disclosed within centrally cleared financial derivative instruments on the Statement of Assets and Liabilities. Gains (losses) are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the Futures Variation Margin included within exchange traded or centrally cleared financial derivative instruments on the Statement of Assets and Liabilities.

(c) Options Contracts may be written or purchased to enhance returns or to hedge an existing position or future investment. The Portfolio may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put, an amount equal to the premium received is recorded and subsequently marked to market to reflect the current value of the option written. These amounts are included on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain (loss). Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (“call”) or purchased (“put”) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included as an asset on the Statement of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) when the underlying transaction is executed.

Credit Default Swaptions may be written or purchased to hedge exposure to the credit risk of an investment without making a commitment to the underlying instrument. A credit default swaption is an option to sell or buy credit protection on a specific reference by entering into a pre-defined swap agreement by some specified date in the future.

Interest Rate Swaptions may be written or purchased to enter into a pre-defined swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

(d) Swap Agreements are bilaterally negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). The Portfolio may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Centrally Cleared Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Statement of Operations. Daily changes in valuation of centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared financial derivative instruments on the Statement of Assets and Liabilities. Centrally Cleared and OTC swap payments received or paid at the beginning of the measurement period are included on the Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gain (loss) on the Statement of Operations upon termination or maturity of the swap.

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Notes to Financial Statements	(Cont.)

A liquidation payment received or made at the termination of the swap is recorded as realized gain (loss) on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gain (loss) on the Statement of Operations.

For purposes of applying certain of the Portfolio’s investment policies and restrictions, swap agreements, like other derivative instruments, may be valued by the Portfolio at market value, notional value or full exposure value. In the case of a credit default swap, in applying certain of the Portfolio’s investment policies and restrictions, the Portfolio will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of the Portfolio’s other investment policies and restrictions. For example, the Portfolio may value credit default swaps at full exposure value for purposes of the Portfolio’s credit quality guidelines (if any) because such value in general better reflects the Portfolio’s actual economic exposure during the term of the credit default swap agreement. As a result, the Portfolio may, at times, have notional exposure to an asset class (before netting) that is greater or lesser than the stated limit or restriction noted in the Portfolio’s prospectus. In this context, both the notional amount and the market value may be positive or negative depending on whether the Portfolio is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by the Portfolio for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may fail to perform or meet an obligation or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates or the values of the asset upon which the swap is based.

The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk may be mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral to the Portfolio to cover the Portfolio’s exposure to the counterparty.

To the extent the Portfolio has a policy to limit the net amount owed to or to be received from a single counterparty under existing swap agreements, such limitation only applies to counterparties to OTC swaps and does not apply to centrally cleared swaps where the counterparty is a central counterparty or derivatives clearing organization.

Credit Default Swap Agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues are entered into to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the swap agreement, undergoes a certain credit event. As a seller of protection on credit default swap agreements, the Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap.

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

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Credit default swap agreements on credit indexes involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indexes are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indexes may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets and/or various credit ratings within each sector. Credit indexes are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indexes changes periodically, usually every six months, and for most indexes, each name has an equal weight in the index. Credit default swaps on credit indexes may be used to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indexes are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues as of period end, if any, are disclosed in the Notes to Schedule of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indexes, the quoted market prices and resulting values, as well as the annual payment rate, serve as an indication of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Portfolio as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which the Portfolio is the seller of protection are disclosed in the Notes to Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or entities.

Interest Rate Swap Agreements may be entered into to help hedge against interest rate risk exposure as the value of the fixed rate bonds that the Portfolio holds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Portfolio with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

7. PRINCIPAL AND OTHER RISKS

(a) Principal Risks

The principal risks of investing in the Portfolio, which could adversely affect its net asset value, yield and total return, are listed below. Please see “Description of Principal Risks” in the Portfolio’s prospectus for a more detailed description of the risks of investing in the Portfolio.

Interest Rate Risk is the risk that fixed income securities will fluctuate in value due to changes in interest rates; a portfolio with a longer average portfolio duration will be more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration. Factors such as government policy, inflation, the economy, and market for bonds can impact interest rates and yields.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	33

Notes to Financial Statements	(Cont.)

Call Risk is the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons including declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality. If an issuer calls a security that the Portfolio has invested in, the Portfolio may not recoup the full amount of its initial investment or may not realize the full anticipated earnings from the investment and may be forced to reinvest in lower- yielding securities, securities with greater credit risks or securities with other, less favorable features.

Credit Risk is the risk that the Portfolio could experience losses if the issuer or guarantor of a fixed income security, the counterparty to a derivative contract, or the issuer or guarantor of collateral, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

High Yield Risk is the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of market, credit, call and liquidity risks. High yield securities are considered primarily speculative by rating agencies with respect to the issuer’s continuing ability to make principal and interest payments, and their values may be more volatile than higher-rated securities of similar maturity.

Market Risk is the risk that the value of securities owned by the Portfolio may fluctuate, sometimes rapidly or unpredictably, due to a variety of factors affecting securities markets generally or particular industries or sectors.

Issuer Risk is the risk that the value of a security may decline for reasons related to the issuer, such as management performance, changes in financial condition or credit rating, financial leverage, reputation or reduced demand for the issuer’s goods or services.

Liquidity Risk is the risk that a particular investment may be difficult to purchase or sell and that the Portfolio may be unable to sell investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity. The liquidity of the Portfolio’s shares may be constrained by the liquidity of the Portfolio’s portfolio holdings.

Derivatives Risk is the risk of investing in derivative instruments (such as forwards, futures, options, swaps and structured securities) and other similar investments, including leverage, liquidity, interest rate, market, counterparty (including credit), operational, legal and management risks, and valuation complexity. Changes in the value of a derivative or other similar investment may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Portfolio could lose more than the initial amount invested. Changes in the value of a derivative or other similar instrument may also create margin delivery or settlement payment obligations for the Portfolio. The Portfolio’s use of derivatives or other similar investments may result in losses to the Portfolio, a reduction in the Portfolio’s returns and/or increased volatility. Non-centrally-cleared over-the-counter (“OTC”) derivatives or other similar investments are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for non-centrally-cleared OTC derivatives or other similar investments. The primary credit risk on derivatives or other similar investments that are exchange-traded or traded through a central clearing counterparty resides with the Portfolio’s clearing broker or the clearinghouse. Changes in regulations relating to a registered fund’s use of derivatives and related instruments could potentially limit or impact the Portfolio’s ability to invest in derivatives, limit the Portfolio’s ability to employ certain strategies that use derivatives or other similar investments and/or adversely affect the value of derivatives or other similar investments and the Portfolio’s performance.

Equity Risk is the risk that the value of equity or equity-related securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity or equity-related securities generally have greater price volatility than fixed income securities. In addition, preferred securities may be subject to greater credit risk or other risks, such as risks related to deferred and omitted distributions, limited voting rights, liquidity, interest rates, regulatory changes and special redemption rights.

Mortgage-Related and Other Asset-Backed Securities Risk is the risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk. The Portfolio may invest in any tranche of mortgage-related and other asset-backed securities, including junior and/or equity tranches (to the extent consistent with the Portfolio’s guidelines), which generally carry higher levels of the foregoing risks.

Foreign (Non-U.S.) Investment Risk is the risk that investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a portfolio that invests exclusively in securities of U.S. companies, due to smaller or less

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developed markets, differing financial reporting, accounting, corporate governance and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable U.S. or foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, political changes, diplomatic developments, trade restrictions (including tariffs) or the imposition of sanctions and other similar measures. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Currency Risk is the risk that foreign (non-U.S.) currencies may fluctuate in value relative to the U.S. dollar, which can affect the value of the Portfolio’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Leveraging Risk is the risk that certain transactions of the Portfolio, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, and derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Portfolio to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss. The use of leverage may also increase the Portfolio’s sensitivity to interest rate changes and other market risks.

Management Risk is the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio managers in connection with managing the Portfolio and may cause PIMCO to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of the Portfolio will be achieved.

Short Exposure Risk is the risk of entering into short sales or other short positions, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale or other short position will not fulfill its contractual obligations, causing a loss to the Portfolio.

Collateralized Loan Obligations Risk is the risk that investing in collateralized loan obligations (“CLOs”) and other similarly structured investments exposes the Portfolio to heightened credit risk, interest rate risk, liquidity risk, market risk and prepayment and extension risk, as well as the risk of default on the underlying asset. In addition, investments in CLOs carry additional risks, including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) risks related to the capability of the servicer of the securitized assets; (iv) the risk that the

Portfolio may invest in tranches of CLOs that are subordinate to other tranches; (v) the structure and complexity of the transaction and the legal documents may not be fully understood at the time of investment and could lead to disputes with the issuer or among investors regarding the characterization of proceeds or unexpected investment results; and (vi) the CLO’s manager may perform poorly.

(b) Other Risks

In general, the Portfolio may be subject to additional risks, including, but not limited to, risks related to government regulation and intervention in financial markets, operational risks, risks associated with financial, economic and global market disruptions, and cyber security risks. Please see the Portfolio’s prospectus and Statement of Additional Information for a more detailed description of the risks of investing in the Portfolio. Please see the Important Information section of this report for additional discussion of certain regulatory and market developments that may impact the Portfolio’s performance.

Market Disruptions Risk The Portfolio is subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including those arising from actual or threatened war or armed conflicts, military conflicts, terrorism, social unrest, recessions, supply chain disruptions, market manipulation, government interventions, defaults and shutdowns, political and regulatory changes or diplomatic developments or the imposition of sanctions and other measures, including the imposition of tariffs, or other U.S. economic policies and any related public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), bank failures and natural/ environmental disasters, which can all negatively impact the securities markets and cause the Portfolio to lose value. These events can also impair the technology and other operational systems upon which the Portfolio’s service providers, including PIMCO as the Portfolio’s investment adviser, rely, and could otherwise disrupt the Portfolio’s service providers’ ability to fulfill their obligations to the Portfolio.

Government Intervention in Financial Markets Federal, state, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which the Portfolio invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Portfolio itself is regulated. Such legislation or regulation could limit or preclude the Portfolio’s ability to achieve its investment objective. Also, while such legislation or regulations are intended to strengthen markets, systems and public finances, they could affect fund expenses and the value of fund investments in unpredictable ways. Furthermore, volatile financial markets can expose the Portfolio to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Portfolio. The value of the Portfolio’s holdings is also generally subject

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	35

Notes to Financial Statements	(Cont.)

to the risk of future local, national, or global economic disturbances based on unknown weaknesses in the markets in which the Portfolio invests. In addition, it is not certain that the U.S. Government will intervene in response to a future market disturbance and the effect of any such future intervention cannot be predicted. It is difficult for issuers to prepare for the impact of future financial downturns, although companies can seek to identify and manage future uncertainties through risk management programs.

Regulatory Risk Financial entities, such as investment companies and investment advisers, are generally subject to extensive government regulation and intervention. Government regulation and/or intervention may change the way the Portfolio is regulated, affect the expenses incurred directly by the Portfolio and the value of its investments, and limit and/or preclude the Portfolio’s ability to achieve its investment objective. Government regulation may change frequently and may have significant adverse consequences. Moreover, government regulation may have unpredictable and unintended effects.

Operational Risk An investment in the Portfolio, like any fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on the Portfolio. While the Portfolio seeks to minimize such events through controls and oversight, there may still be failures that could cause losses to the Portfolio.

Cyber Security Risk As the use of complex information technology and communication systems, including cloud-based technology, has become more prevalent and interconnected in the course of business, the Portfolio has become potentially more susceptible to operational and information security risks resulting from breaches in cyber security despite the efforts of PIMCO, the Portfolio, or their service providers to adopt technologies, processes, and practices intended to mitigate these risks. Disruptions or failures that affect service providers, counterparties, market participants or issuers of securities that are held by the Portfolio may adversely affect PIMCO or the Portfolio, including by causing losses or impairing PIMCO’s or the Portfolio’s operations. A breach in cyber security refers to both intentional and unintentional cyber events that may, among other things, cause the Portfolio to lose proprietary information, suffer data corruption and/or destruction or lose operational capacity, result in the unauthorized release or other misuse of confidential information, or otherwise disrupt normal business operations. Geopolitical tensions can increase the scale and sophistication of deliberate cybersecurity attacks, particularly those from nation-states or from entities with nation-state backing, who may desire to use cybersecurity attacks to cause damage or create leverage against geopolitical rivals. Cyber security failures or breaches may result in financial losses to the Portfolio and its shareholders. These failures or breaches may also result in disruptions to business operations, potentially resulting in financial losses; interference with the Portfolio’s ability to calculate its net asset value, process shareholder transactions or otherwise transact business with shareholders; impediments to trading; violations of applicable privacy and other laws; regulatory fines; penalties; third-party claims in litigation; reputational damage; reimbursement or other compensation costs; additional compliance and cyber security risk management costs and other adverse consequences. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. There is also a risk that cyber security breaches may not be detected. The Portfolio and its shareholders may suffer losses as a result of a cyber security breach related to the Portfolio, its service providers, trading counterparties or the issuers in which the Portfolio invests.

8. MASTER NETTING ARRANGEMENTS

The Portfolio may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes, the Statement of Assets and Liabilities generally presents derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a

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segregated account and as such is reflected as a liability on the Statement of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. The Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase and certain sale-buyback transactions between the Portfolio and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA securities, delayed-delivery or certain sale-buyback transactions by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedule of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission. In the United States, counterparty risk may be reduced as creditors of an FCM cannot have a claim to Portfolio assets in the segregated account. FCM customers, such as the Portfolio, are permitted to transfer their customer account (and cleared derivative transactions held in such customer account) from one FCM to another FCM. Upon completion of the transfer, the customer maintains the same economic position with respect to the outstanding exposure. As such, these transfers are not recognized as dispositions and reacquisitions of the affected derivative positions. Variation margin, which reflects changes in market value, is generally exchanged daily, but may not be netted between futures and cleared OTC derivatives unless the parties have agreed to a separate arrangement in respect of portfolio margining. The porting of exposure between FCMs has no impact on the market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin; these values as of period end are disclosed in the Notes to Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by the Portfolio with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. The ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level or as required by regulation. Similarly, if required by regulation, the Portfolio may be required to post additional collateral beyond coverage of daily exposure. These amounts, if any, may (or if required by law, will) be segregated with a third-party custodian. To the extent the Portfolio is required by regulation to post additional collateral beyond coverage of daily exposure, it could potentially incur costs, including in procuring eligible assets to meet collateral requirements, associated with such posting. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

9. FEES AND EXPENSES

(a) Investment Advisory Fee PIMCO is a majority-owned subsidiary of Allianz Asset Management of America LLC (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table in note (b) below.

(b) Supervisory and Administrative Fee PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory Fee and Supervisory and Administrative Fees for all classes, as applicable, are charged at the annual rate as noted in the following table (calculated as a percentage of the Portfolio’s average daily net assets attributable to each class):

Investment Advisory Fee	Supervisory and Administrative Fee
All Classes	Institutional Class	Administrative Class	Advisor Class
0.25%	0.20%	0.20%	0.20%

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Notes to Financial Statements	(Cont.)

(c) Distribution and Servicing Fees PIMCO Investments LLC, a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted an Administrative Services Plan with respect to the Administrative Class shares of the Portfolio pursuant to Rule 12b-1 under the Act (the “Administrative Plan”). Under the terms of the Administrative Plan, the Trust is permitted to compensate the Distributor, out of the Administrative Class assets of the Portfolio, in an amount up to 0.15% on an annual basis of the average daily net assets of that class, for providing, or procuring through financial firms, administrative, recordkeeping and investor services for Administrative Class shareholders of the Portfolio.

The Trust has adopted a separate Distribution and Servicing Plan for the Advisor Class shares of the Portfolio (the “Distribution and Servicing Plan”). The Distribution and Servicing Plan has been adopted pursuant to Rule 12b-1 under the Act. The Distribution and Servicing Plan permits the Portfolio to compensate the Distributor for providing, or procuring through financial firms, distribution, administrative, recordkeeping, shareholder and/or related services with respect to Advisor Class shares. The Distribution and Servicing Plan permits the Portfolio to make total payments at an annual rate of up to 0.25% of the average daily net assets attributable to its Advisor Class shares.

	Distribution Fee	Servicing Fee

Administrative Class	—	0.15%

Advisor Class	0.25%	—

(d) Portfolio Expenses PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Portfolio, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders, or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses (including, without limitation, fees and expenses of outside legal counsel or third-party consultants retained in connection with reviewing, negotiating and structuring specialized loans and other investments made by the Portfolio, and any costs associated with originating loans, asset securitizations, alternative lending-related strategies and so-called “broken-deal costs” (e.g., fees, costs, expenses and liabilities, including, for example, due diligence-related fees, costs, expenses and liabilities, with respect to unconsummated investments)); (iv) costs of borrowing money, including interest expenses; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organizational and offering expenses of the Trust and the Portfolio, and any other expenses which are capitalized in accordance with generally accepted accounting principles; and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class.

(e) Remuneration Paid to Directors, Officers and Others (N-CSR Item 10) The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates. The pro rata share of Trustee fees for the Portfolio is reflected on the Statement of Operations as Trustee fees.

(f) Expense Limitation Pursuant to the Expense Limitation Agreement, PIMCO has contractually agreed, through May 1, 2026, to waive a portion of the Portfolio’s Supervisory and Administrative Fee, or reimburse the Portfolio, to the extent that the Portfolio’s organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata share of Trustee fees exceed 0.0049% (the “Expense Limit”) (calculated as a percentage of the Portfolio’s average daily net assets attributable to each class). The Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term. The waiver, if any, is reflected on the Statement of Operations as a component of Waiver and/or Reimbursement by PIMCO. As of December 31, 2025, the amount waived and/or reimbursed was $4,977.

In any month in which the supervision and administration agreement is in effect, PIMCO is entitled to reimbursement by the Portfolio of any portion of the supervisory and administrative fee waived or reimbursed pursuant to the Expense Limitation Agreement (the “Reimbursement Amount”) within thirty-six months of the time of the waiver, provided that such amount paid to PIMCO will not: i) together with any organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata Trustee fees, exceed, for such month, the Expense Limit (or the amount of the expense limit in place at the time the amount being recouped was originally waived if lower than the Expense Limit); ii) exceed the total Reimbursement Amount; or iii) include any amounts previously reimbursed to PIMCO. As of December 31, 2025, there were no recoverable amounts.

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10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator and Distributor are related parties. Fees paid to these parties are disclosed in Note 9, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Statement of Assets and Liabilities.

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

12. PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover.” The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective(s), particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, which are borne by the Portfolio. Frequent and active trading of the Portfolio’s portfolio holdings may cause adverse tax consequences for shareholders due to an increase in short-term capital gains and may also adversely impact the Portfolio’s after-tax returns. The transaction costs associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended December 31, 2025 were as follows (amounts in thousands†):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales

$355,254	$288,572	$295,634	$249,023

†	A zero balance may reflect actual amounts rounding to less than one thousand.

13. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands†):

	Year Ended 12/31/2025		Year Ended 12/31/2024

	Shares	Amount	Shares	Amount
Receipts for shares sold

Institutional Class	310	$3,203	335	$3,441

Administrative Class	10,898	112,482	10,427	107,226

Advisor Class	7,563	78,077	7,496	77,056
Issued as reinvestment of distributions

Institutional Class	228	2,358	324	3,336

Administrative Class	1,174	12,124	1,228	12,628

Advisor Class	1,320	13,627	1,355	13,940
Cost of shares redeemed

Institutional Class	(684)	(7,064)	(2,297)	(23,615)

Administrative Class	(9,535)	(98,415)	(11,353)	(116,726)

Advisor Class	(6,049)	(62,431)	(6,270)	(64,470)

Net increase (decrease) resulting from Portfolio share transactions	5,225	$53,961	1,245	$12,816

†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of December 31, 2025, four persons owned of record or beneficially 10% or more of the Portfolio’s total outstanding shares, comprising 62% of the Portfolio.

14. REGULATORY AND LITIGATION MATTERS

The Portfolio is not named as a defendant in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened against it.

The foregoing speaks only as of the date of this report.

15. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	39

Notes to Financial Statements	(Cont.)

The Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of December 31, 2025, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

In this reporting period, the Portfolio adopted FASB Accounting Standards Update 2023-09, Income Taxes (Topic 740) — Improvements to Income Tax Disclosures (ASU 2023-09), which enhances income tax disclosures, including disclosure income taxes paid disaggregated by jurisdiction. Adoption of the new standard impacted financial statement disclosures only and did not affect any Portfolio’s financial position or the results of its operations. For the annual period covered by this report, the portfolio did not pay any material federal, state or local income taxes or any material income taxes in foreign jurisdictions.

The Portfolio files U.S. federal, state and local tax returns as required. The Portfolio’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

As of December 31, 2025, the components of distributable taxable earnings are as follows (amounts in thousands†):

	Undistributed Ordinary Income(1)	Undistributed Long-Term Capital Gains	Net Tax Basis Unrealized Appreciation/ (Depreciation)(2)	Other Book-to-Tax Accounting Differences(3)	Accumulated Capital Losses(4)	Qualified Late-Year Loss Deferral - Capital(5)	Qualified Late-Year Loss Deferral - Ordinary(6)	Total Components of Distributable Earnings

PIMCO Short-Term Portfolio	$2,820	$0	$262	$0	$(611)	$0	$0	$2,471

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	Includes undistributed short-term capital gains, if any.
(2)

Adjusted for open wash sale loss deferrals and the accelerated recognition of unrealized gain or loss on certain futures, options, and/or forward contracts for federal income tax purposes. Also adjusted for differences between book and tax realized and unrealized gain (loss) on swap contracts, straddle loss deferrals, and return of capital distributions from underlying funds.

(3)	Represents differences in income tax regulations and financial accounting principles generally accepted in the United States of America.
(4)	Capital losses available to offset future net capital gains as shown below.
(5)	Capital losses realized during the period November 1, 2025 through December 31, 2025 which the Portfolio elected to defer to the following taxable year pursuant to income tax regulations.
(6)	Specified losses realized during the period November 1, 2025 through December 31, 2025 which the Portfolio elected to defer to the following taxable year pursuant to income tax regulations.

Under the Regulated Investment Company Modernization Act of 2010, a portfolio is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

As of December 31, 2025, the Portfolio had the following post-effective capital losses with no expiration (amounts in thousands†):

	Short-Term	Long-Term

PIMCO Short-Term Portfolio	$557	$54

†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of December 31, 2025, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands†):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(7)

PIMCO Short-Term Portfolio	$749,000	$3,835	$(3,651)	$184

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(7)

Adjusted for open wash sale loss deferrals and the accelerated recognition of unrealized gain or loss on certain futures, options, and/or forward contracts for federal income tax purposes. Also adjusted for differences between book and tax realized and unrealized gain (loss) on swap contracts, straddle loss deferrals, and return of capital distributions from underlying funds.

40	PIMCO VARIABLE INSURANCE TRUST

December 31, 2025

For the fiscal years ended December 31, 2025 and December 31, 2024, respectively, the Portfolio made the following tax basis distributions (amounts in thousands†):

	December 31, 2025			December 31, 2024

	Ordinary Income Distributions(8)	Long-Term Capital Gain Distributions	Return of Capital(9)	Ordinary Income Distributions(8)	Long-Term Capital Gain Distributions	Return of Capital(9)

PIMCO Short-Term Portfolio	$28,113	$0	$0	$29,905	$0	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(8)	Includes short-term capital gains distributed, if any.
(9)

A portion of the distributions made represents a tax return of capital. Return of capital distributions have been reclassified from undistributed net investment income to paid-in capital to more appropriately conform financial accounting to tax accounting.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	41

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of PIMCO Variable Insurance Trust and Shareholders of PIMCO Short-Term Portfolio

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of PIMCO Short-Term Portfolio (one of the portfolios constituting PIMCO Variable Insurance Trust, hereafter referred to as the “Portfolio”) as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statement of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Kansas City, Missouri

February 19, 2026

We have served as the auditor of one or more investment companies in PIMCO Variable Insurance Trust since 1998.

42	PIMCO VARIABLE INSURANCE TRUST

Glossary:	(abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:

BCY	Barclays Capital, Inc.	FAR	Wells Fargo Bank National Association	MBC	HSBC Bank Plc

BOA	Bank of America N.A.	GLM	Goldman Sachs Bank USA	MYC	Morgan Stanley Capital Services LLC

BPS	BNP Paribas S.A.	GSC	Goldman Sachs & Co. LLC	NGF	Nomura Global Financial Products, Inc.

CBK	Citibank N.A.	JPM	JP Morgan Chase Bank N.A.	SAL	Citigroup Global Markets, Inc.

DUB	Deutsche Bank AG

Currency Abbreviations:

AUD	Australian Dollar	EUR	Euro	ILS	Israeli Shekel

CAD	Canadian Dollar	GBP	British Pound	USD (or $)	United States Dollar

CHF	Swiss Franc

Exchange Abbreviations:

OTC	Over the Counter

Index/Spread Abbreviations:

BBSW3M	3 Month Bank Bill Swap Rate	SOFRINDX	Secured Overnight Financing Rate Index	US0003M	ICE 3-Month USD LIBOR

SOFR	Secured Overnight Financing Rate	SONIO	Sterling Overnight Interbank Average Rate

Municipal Bond or Agency Abbreviations:

NPFGC	National Public Finance Guarantee Corp.

Other Abbreviations:

ABS	Asset-Backed Security	CLO	Collateralized Loan Obligation	OIS	Overnight Index Swap

ALT	Alternate Loan Trust	CMBS	Collateralized Mortgage-Backed Security	REMIC	Real Estate Mortgage Investment Conduit

BBSW	Bank Bill Swap Reference Rate	DAC	Designated Activity Company	TBA	To-Be-Announced

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	43

Distribution Information	(Unaudited)

For purposes of Section 19 of the Investment Company Act of 1940 (the “Act”), the portfolio estimated the periodic sources of any dividends paid during the period covered by this report in accordance with good accounting practice. Pursuant to Rule 19a-1(e) under the Act, the table below sets forth the actual source information for dividends paid during the six month period ended December 31, 2025 calculated as of each distribution period pursuant to Section 19 of the Act. The information below is not provided for U.S. federal income tax reporting purposes. The tax character of all dividends and distributions is reported on Form 1099-DIV (for shareholders who receive U.S. federal tax reporting) at the end of each calendar year. See the Financial Highlights section of this report for the tax characterization of distributions determined in accordance with federal income tax regulations for the fiscal year.

PIMCO Short-Term Portfolio

Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

July 2025	$0.0409	$0.0000	$0.0000	$0.0409

August 2025	$0.0424	$0.0000	$0.0000	$0.0424

September 2025	$0.0384	$0.0000	$0.0000	$0.0384

October 2025	$0.0422	$0.0000	$0.0000	$0.0422

November 2025	$0.0350	$0.0000	$0.0000	$0.0350

December 2025	$0.0382	$0.0000	$0.0000	$0.0382

Administrative Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

July 2025	$0.0396	$0.0000	$0.0000	$0.0396

August 2025	$0.0410	$0.0000	$0.0000	$0.0410

September 2025	$0.0372	$0.0000	$0.0000	$0.0372

October 2025	$0.0408	$0.0000	$0.0000	$0.0408

November 2025	$0.0338	$0.0000	$0.0000	$0.0338

December 2025	$0.0368	$0.0000	$0.0000	$0.0368

Advisor Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

July 2025	$0.0387	$0.0000	$0.0000	$0.0387

August 2025	$0.0401	$0.0000	$0.0000	$0.0401

September 2025	$0.0363	$0.0000	$0.0000	$0.0363

October 2025	$0.0399	$0.0000	$0.0000	$0.0399

November 2025	$0.0330	$0.0000	$0.0000	$0.0330

December 2025	$0.0359	$0.0000	$0.0000	$0.0359

*

The source of dividends provided in the table differs, in some respects, from information presented in this report prepared in accordance with generally accepted accounting principles, or U.S. GAAP. For example, net earnings from certain interest rate swap contracts are included as a source of net investment income for purposes of Section 19(a). Accordingly, the information in the table may differ from information in the accompanying financial statements that are presented on the basis of U.S. GAAP and may differ from tax information presented in the footnotes. Amounts shown may include accumulated, as well as fiscal period net income and net profits.

**	Occurs when a portfolio distributes an amount greater than its accumulated net income and net profits. Amounts are not reflective of a portfolio net income, yield, earnings or investment performance.

44	PIMCO VARIABLE INSURANCE TRUST

Federal Income Tax Information	(Unaudited)

As required by the Internal Revenue Code (“Code”) and Treasury Regulations, if applicable, shareholders must be notified within 60 days of the Portfolio’s fiscal year end regarding the status of qualified dividend income and the dividend received deduction.

Dividend Received Deduction. Corporate shareholders are generally entitled to take the dividend received deduction on the portion of a portfolio’s dividend distribution that qualifies under tax law. The percentage of the following Portfolio’s fiscal 2025 ordinary income dividend that qualifies for the corporate dividend received deduction is set forth below.

Qualified Dividend Income. Under the Jobs and Growth Tax Relief Reconciliation Act of 2003, the following percentage of ordinary dividends paid during the fiscal year ended December 31, 2025 was designated as ‘‘qualified dividend income’’ as defined in the Jobs and Growth Tax Relief Reconciliation Act of 2003 subject to reduced tax rates in 2025.

Qualified Interest Income and Qualified Short-Term Capital Gain (for non-U.S. resident shareholders only). Under the American Jobs Creation Act of 2004, the following amounts of ordinary dividends paid during the fiscal year ended December 31, 2025 are considered to be derived from “qualified interest income,” as defined in Section 871(k)(1)(E) of the Code, and therefore are designated as interest-related dividends, as defined in Section 871(k)(1)(C) of the Code. Further, the following amounts of ordinary dividends paid during the fiscal year ended December 31, 2025 are considered to be derived from “qualified short-term capital gain,” as defined in Section 871(k)(2)(D) of the Code, and therefore are designated as qualified short-term gain dividends, as defined by Section 871(k)(2)(C) of the Code.

Section 163(j) Interest Dividends. The Portfolio intends to pass through the maximum amount allowable as Section 163(j) Interest defined in Proposed Treasury Section 1.163(j)-1(b).

Section 199A Dividends. The Portfolio intends to pass through the maximum amount allowable as Section 199A Dividends defined in Proposed Treasury Section 199A-3(d).

	Dividend Received Deduction %	Qualified Dividend Income %	Qualified Interest Income (000s)†	Qualified Short-Term Capital Gains (000s)†

PIMCO Short-Term Portfolio	0.00%	0.00%	$15,704	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

Shareholders are advised to consult their own tax advisor with respect to the tax consequences of their investment in the Trust. In January 2026, you will be advised on IRS Form 1099-DIV as to the federal tax status of the dividends and distributions received by you in calendar year 2025.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	45

Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8)	(Unaudited)

Not applicable.

46	PIMCO VARIABLE INSURANCE TRUST

Proxy Disclosures for Open-End Management Investment Companies (N-CSR Item 9)	(Unaudited)

Not applicable.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	47

Approval of Investment Advisory Contract and Other Agreements (N-CSR Item 11)

At a meeting held on August 19-20, 2025, the Board of Trustees (the “Board”) of PIMCO Variable Insurance Trust (the “Trust”), including the Trustees who are not “interested persons” of the Trust under the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered and unanimously approved the renewal of the Amended and Restated Investment Advisory Contract (the “Investment Advisory Contract”) between the Trust, on behalf of the Trust’s series (each, a “Portfolio” and collectively, the “Portfolios”), and Pacific Investment Management Company LLC (“PIMCO”), for an additional one-year term through August 31, 2026.

The Board also considered and unanimously approved the renewal of the Amended and Restated Supervision and Administration Agreement (the “Supervision and Administration Agreement”) between the Trust, on behalf of the Portfolios, and PIMCO for an additional one-year term through August 31, 2026. In addition, the Board considered and unanimously approved the renewal of the Amended and Restated Asset Allocation Sub-Advisory Agreement (the “Asset Allocation Agreement” and, together with the Investment Advisory Contract and the Supervision and Administration Agreement, the “Agreements”) between PIMCO, on behalf of PIMCO All Asset Portfolio, a series of the Trust, and Research Affiliates, LLC (“Research Affiliates”) for an additional one-year term through August 31, 2026.

Further, the Board considered and unanimously approved the renewal of any investment management agreements between PIMCO and any wholly-owned subsidiaries (each, a “Subsidiary” and, collectively, the “Subsidiaries”) of certain of the Portfolios (collectively, the “Subsidiary Agreements”), each for the same additional one-year term through August 31, 2026.

The information, material factors and conclusions that formed the basis for the Board’s approvals are summarized below.

1. INFORMATION RECEIVED

(a) Materials Reviewed During the course of the past year, the Trustees received a wide variety of materials relating to the services provided by PIMCO and Research Affiliates to the Trust. At each of its quarterly meetings, the Board reviewed the Portfolios’ investment performance and information relating to Portfolio operations, including shareholder services, valuation and custody, the Portfolios’ compliance program and other information relating to the nature, extent and quality of services provided by PIMCO and Research Affiliates to the Trust and each of the Portfolios, as applicable. In considering whether to approve the renewal of the Agreements and the Subsidiary Agreements, the Board reviewed additional information, including, but not limited to: comparative industry data with regard to investment performance; advisory and supervisory and administrative fees and expenses; financial information for PIMCO, including, where relevant, financial information for Research Affiliates; information regarding the profitability to PIMCO of its relationship with the Portfolios; information about the personnel providing investment management services, other advisory services and supervisory and administrative services to the Portfolios; and information about the fees charged and services provided to other clients with similar investment mandates as the Portfolios, where applicable. In addition, the Board reviewed materials provided by counsel to the Trust and the Independent Trustees (“Counsel”), which included, among other things, a memorandum outlining legal duties of the Board in considering the renewal of the Agreements and the Subsidiary Agreements.

With respect to the Subsidiary Agreements, the Trustees considered that each Portfolio that has a Subsidiary may utilize its Subsidiary to execute its investment strategy and that PIMCO provides investment advisory and administrative services to the Subsidiaries pursuant to the Subsidiary Agreements in the same manner as it does for such Portfolios that have Subsidiaries under the Investment Advisory Contract and Supervision and Administration Agreement. The Trustees also considered that, with respect to each Subsidiary, PIMCO does not retain a separate advisory or other fee from the Subsidiary, and that PIMCO’s profitability with respect to each Portfolio that has a Subsidiary is not positively impacted as a result of the Subsidiary Agreements. The Trustees determined, therefore, that it was appropriate to consider the approval of the Subsidiary Agreements collectively with their consideration of the continuation of the Agreements.

(b) Review Process In connection with considering the renewal of the Agreements, the Board reviewed written materials prepared by PIMCO and, where applicable, Research Affiliates in response to requests from Counsel encompassing a wide variety of topics. The Board requested and received assistance and advice regarding, among other things, applicable legal standards from Counsel, and reviewed comparative fee and performance data prepared at the Board’s request by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company performance information and fee and expense data. The Board received presentations on matters related to the Agreements and met both as a full Board and in a separate session of the Independent Trustees, without management present, at the August 19-20, 2025 meeting. The Independent Trustees also met via video conference with Counsel on July 23, 2025, and conducted a video conference meeting on August 13, 2025 with management and Counsel to discuss the materials presented and other matters deemed relevant to their consideration of the renewal of the Agreements. In connection with its review of the Agreements, the Board received comparative information on the performance, the risk-adjusted performance and the fees and expenses of other peer group funds and share classes, where appropriate. The Independent Trustees also requested and received supplemental information, including

48	PIMCO VARIABLE INSURANCE TRUST

(Unaudited)

information regarding Broadridge peer classifications, the investment strategies and outflows for certain Portfolios, Portfolio performance and profitability.

The approval determinations were made on the basis of each Trustee’s business judgment after consideration and evaluation of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to approve the renewal of the Agreements, the Board did not identify any single factor or particular information that, in isolation, was controlling. The discussions below are intended to summarize the broad factors and information that figured prominently in the Board’s consideration of the renewal of the Agreements, but is not intended to summarize all of the factors considered by the Board.

2. NATURE, EXTENT AND QUALITY OF SERVICES

(a) PIMCO, Research Affiliates, their Personnel and Resources The Board considered the depth and quality of PIMCO’s investment management process, including, but not limited to: the experience, capability and integrity of its senior management and other personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address changes in the Portfolios’ asset levels. The Board also considered the various services, in addition to portfolio management that PIMCO provides to the Portfolios. The Board noted that PIMCO makes available to its investment professionals a variety of resources and systems relating to, for example, investment management, compliance, trading, performance and portfolio accounting. The Board also noted PIMCO’s commitment to enhancing and investing in its global infrastructure, technology capabilities, risk management processes and the specialized talent needed for the competitive investment management industry and to strengthen its ability to deliver advisory services under the Investment Advisory Contract. The Board considered PIMCO’s policies, procedures and systems reasonably designed to assure compliance with applicable laws and regulations, including recently adopted regulations impacting the Portfolios, and its commitment to further developing and strengthening these programs; its oversight of matters that may involve conflicts of interest between the Portfolios’ investments and those of other accounts managed by PIMCO; and its efforts to keep the Trustees informed about matters relevant to the Portfolios and their shareholders. The Board also considered PIMCO’s continuous investment in its disciplines and personnel, which has enhanced PIMCO’s services to the Portfolios and has allowed PIMCO to introduce innovative new portfolios over time and other investment options that have the potential to benefit shareholders. In addition, the Board considered the nature, extent and quality of services provided by PIMCO to the Subsidiaries of certain applicable Portfolios.

In addition, the Trustees considered new services and service enhancements that PIMCO has implemented, including, but not limited to investing in its cybersecurity program and business continuity functions, including the ongoing development of its own proprietary software and applications to support the Portfolios. Similarly, the Board considered the asset allocation services provided by Research Affiliates to the PIMCO All Asset Portfolio. The Board further considered PIMCO’s ongoing supervision and oversight of Research Affiliates in connection with Research Affiliates providing asset allocation services to the All Asset Portfolio. The Board also considered the depth and quality of Research Affiliates’ investment management and research capabilities, the experience and capabilities of their portfolio management personnel and the overall financial strength of the organization. Ultimately, the Board concluded that the nature, extent and quality of services provided or procured by PIMCO under the Agreements and the Subsidiary Agreements and provided by Research Affiliates under the Asset Allocation Agreement are likely to continue to benefit the Portfolios and their shareholders, as applicable.

(b) Other Services The Board also considered the nature, extent and quality of supervisory and administrative services provided by PIMCO to the Portfolios under the Supervision and Administration Agreement.

The Board considered the terms of the Supervision and Administration Agreement, under which the Trust pays for the supervisory and administrative services provided pursuant to that agreement under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO provides or procures certain supervisory and administrative services and bears the costs of various third party services required by the Portfolios, including, but not limited to, audit, custodial, portfolio accounting, ordinary legal, transfer agency, sub-accounting and printing costs. The Board also noted that the scope and complexity, as well as the costs, of the supervisory and administrative services provided by PIMCO under the Supervision and Administration Agreement is expected to continue to increase. The Board considered PIMCO’s provision of supervisory and administrative services and its supervision of the Trust’s third party service providers.

Ultimately, the Board concluded that the nature, extent and quality of the services provided or procured by PIMCO have benefited, and will likely continue to benefit, the Portfolios and their shareholders.

3. INVESTMENT PERFORMANCE

The Board reviewed information from PIMCO concerning the Portfolios’ performance, as available, over short- and long-term periods ended March 31, 2025 and other performance data, as available, over short- and long-term periods ended June 30, 2025 (the “PIMCO Report”) and from Broadridge concerning the Portfolios’ performance, as available, over short- and long-term periods ended

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	49

Approval of Investment Advisory Contract and Other Agreements (N-CSR Item 11)	(Cont.)

March 31, 2025 (the “Broadridge Report”). The Board also noted that the Broadridge Report incorporated peer classifications from Morningstar for the Portfolios for which it was believed that Morningstar provided a better comparison.

The Board considered information regarding both the short- and long-term relative and absolute investment performance of each Portfolio relative to its Portfolio peer group, where appropriate, and relevant to the specified index as provided to the Board (the “performance index”) in advance of each of its quarterly meetings throughout the year, including the PIMCO Report and Broadridge Report. The Trustees reviewed information indicating that classes of each Portfolio would have substantially similar performance to that of the Administrative Class of the relevant Portfolio on a relative basis because all of the classes are invested in the same portfolio of investments and that differences in performance among classes could principally be attributed to differences in the supervisory and administrative fees and distribution and/or servicing expenses of each class. The Board noted that, due to differences (such as specific investment strategies or fee structures) between certain of the Portfolios and their so-called peers in the Broadridge categories, performance comparisons may not be particularly relevant to the consideration of Portfolio performance, but found the comparative information supported its overall evaluation.

The Trustees noted that a majority of the Portfolios (based on the Administrative Class performance) have outperformed their respective performance indexes over the one-, three, five and ten-year periods ended March 31, 2025. The Board also noted the amounts of Portfolio assets (based on the Administrative Class performance) that outperformed their relative performance indexes on a net fee basis over the one-, three- and five year periods ended June 30, 2025. The Board considered that, according to the Broadridge Report, the Portfolios generally performed well versus competitors during the long-term, but that certain Portfolios had underperformed in comparison to their respective peer groups or performance indexes, or both, on a net-of-fees basis over certain short- and long-term periods. With respect to the Portfolios that underperformed to a certain degree over such periods, the Board discussed with PIMCO the reasons for the underperformance of such Portfolios. The Board also considered actions that have been taken by PIMCO to attempt to improve performance and took note of PIMCO’s plans to monitor performance going forward. Depending on the circumstances, the Independent Trustees may be satisfied with a Portfolio’s performance notwithstanding that it lags its performance index or peer group for certain periods.

The Board ultimately concluded, within the context of all of its considerations in connection with the Agreements and the Subsidiary Agreements, that PIMCO’s performance record and process in managing the Portfolios indicates that its continued management is likely to benefit the Portfolios and their shareholders and merits the approval of the renewal of the Agreements and the Subsidiary Agreements.

4. ADVISORY FEES, SUPERVISORY AND ADMINISTRATIVE FEES AND TOTAL EXPENSES

The Board considered that PIMCO seeks to price new funds and classes to scale at the outset. The Board noted that PIMCO generally seeks to price new funds and classes competitively against the median total expense ratio of the respective Broadridge peer group, if available, while acknowledging that a fee premium may be appropriate for innovative investment offerings. PIMCO reported to the Board that, in proposing fees for any Portfolio or class of shares, it considers a number of factors, including, but not limited to, the type and complexity of the services provided, the cost of providing services, the risk assumed by PIMCO in the development of products and the provision of services and the competitive marketplace for financial products. Fees charged to or proposed for different Portfolios for advisory services and supervisory and administrative services may vary in light of these various factors. The Board also considered that PIMCO reviews the Portfolios’ fee levels and carefully considers changes where appropriate due to competitive positioning considerations, observed long-term notable underperformance and significant misalignments with the level or quality of services being provided or a change in the overall strategic positioning of the Portfolios.

The Board reviewed the advisory fees, supervisory and administrative fees and total expense ratios (including total expense ratios net of fee waivers and expense limitation agreements, as applicable) of the Portfolios (excluding, as may be applicable, extraordinary expenses, interest expenses, acquired fund fees and expenses, and certain other items) (each as a percentage of average net assets) and compared such amounts with the average and median fee and expense levels of other similar funds. The Board also reviewed information relating to the sub-advisory fees paid to Research Affiliates with respect to applicable Portfolios, taking into account that PIMCO compensates Research Affiliates from the advisory fees paid by such Portfolios to PIMCO. With respect to advisory fees, the Board reviewed data from the Broadridge Report that compared the average and median advisory fees of other funds in a “Peer Group” of comparable funds, where appropriate, as well as the universe of other similar funds. The Board reviewed materials indicating that, a number of Portfolios have total expense ratios that fall below the average and median expense ratios in their Peer Group and Broadridge universe. In addition, the Board considered the expense limitation agreement in place for all of the Portfolios and fee waivers in place for certain of the Portfolios, and also noted the fee waivers in place with respect to the advisory fee and supervisory and administrative fee that might result from investments by applicable Portfolios in their respective Subsidiaries.

50	PIMCO VARIABLE INSURANCE TRUST

(Unaudited)

The Board also reviewed data comparing the Portfolios’ advisory and/or management fees to the fee rates PIMCO charged to registered funds (open-end, closed-end and interval), private funds, and non-U.S. registered funds, separate accounts, sub-advised clients and collective investment trusts with similar investment strategies. In cases where the fees for other clients were lower than those charged to the Portfolios, the Trustees noted that the differences in fees were attributable to various factors, including, but not limited to, differences in advisory and other services provided by PIMCO to the Portfolios, differences in the number or extent of the services provided by PIMCO to the Portfolios, the manner in which similar portfolios may be managed, different requirements with respect to liquidity and derivatives management and the implementation and compliance of other regulatory requirements, and the fact that separate accounts may have other contractual arrangements or arrangements across PIMCO strategies that justify different levels of fees. The Board considered that, with respect to collective investment trusts, PIMCO performs fewer or less extensive services because collective investment trusts are generally exempt from SEC regulation and typically involve lower compliance costs; investors in a collective investment trust may receive shareholder services from a trustee bank, rather than PIMCO; collective investment trusts have less regulatory disclosure; and the management structure of collective investment trusts differs from that of funds. The Trustees also considered that PIMCO faces increased entrepreneurial, legal and regulatory risk in sponsoring and managing mutual funds and ETFs as compared to separate accounts, external sub-advised funds or other investment products. In addition, the Trustees considered that PIMCO may charge certain private funds with similar investment mandates lower fees than the Portfolios because such private funds are not required to accept daily redemptions or price their assets on a daily basis, generally do not accept small investors with small account balances and operate under a less onerous and proscriptive regulatory regime.

Regarding advisory fees charged by PIMCO in its capacity as sub-adviser to third party/unaffiliated funds, the Trustees took into account that such fees may be lower than the fees charged by PIMCO to serve as adviser to the Portfolios. The Trustees also took into account that there are various reasons for any such differences in fees, including, but not limited to, the fact that PIMCO may be subject to varying levels of entrepreneurial, legal and regulatory risk and different servicing requirements when PIMCO does not serve as the sponsor of a fund and is not principally responsible for all aspects of a fund’s investment program and operations as compared to when PIMCO serves as investment adviser and sponsor.

The Board considered the Portfolios’ supervisory and administrative fees, comparing them to similar funds managed by other investment advisers in the Broadridge Report. The Board also considered that, as the Portfolios’ business has become increasingly complex and the number of Portfolios has grown over time, PIMCO is responsible for providing a broad array of fund supervision and administrative functions, including, but not limited to: compliance oversight and testing, legal services, risk management, technology, shareholder servicing, reporting, business management and executive leadership. In addition, the Board considered the Trust’s unified fee structure, under which the Trust pays for the supervisory and administrative services it requires for one set fee for each Portfolio. In return for this unified fee, PIMCO provides or procures supervisory and administrative services and bears the costs of various third party services required by the Portfolios, including audit, custodial, portfolio accounting, ordinary legal, transfer agency, sub-accounting and printing costs. The Board further considered that many other funds pay for comparable services separately, and thus it is difficult to directly compare the Trust’s unified supervisory and administrative fees with the fees paid by other funds for administrative services alone. The Board also considered that the unified supervisory and administrative fee leads to Portfolio fees that are fixed over the contract period, rather than variable. The Board noted that, although the unified fee structure does not have breakpoints, it inherently reflects certain economies of scale by fixing the absolute level of Portfolio fees at competitive levels over the contract period even if the Portfolios’ operating costs rise, such as when assets remain flat or decrease. Other factors the Board considered in assessing the unified fee include PIMCO’s approach of pricing Portfolios at scale at inception and reinvesting in other important areas of the business that support the Portfolios. The Board considered historical advisory and/or supervisory and administrative (as may be applicable) fee reductions implemented for different Portfolios and classes, noting that the unified fee can be increased or decreased in subsequent contractual periods with Board approval and is subject to the periodic reviews discussed above. The Board noted that, with few exceptions, PIMCO has generally maintained Portfolio fees at the same level as implemented when the unified fee was adopted, and has reduced fees for a number of Portfolios in prior years. The Board concluded that the Portfolios’ supervisory and administrative fees were reasonable in relation to the value of the services provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Supervision and Administration Agreement represent, in effect, a cap on overall Portfolio fees during the contractual period, which is beneficial to the Portfolios and their shareholders.

The Board considered the Portfolios’ total expense ratios and discussed with PIMCO certain Portfolios and/or classes of Portfolios that had above median total expense ratios. Upon comparing the Portfolios’ total expense ratios to other funds in the “Peer Groups” provided by the Broadridge Report, where appropriate, the Board found total expense ratios of each Portfolio to be reasonable.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	51

Approval of Investment Advisory Contract and Other Agreements (N-CSR Item 11)	(Cont.)

The Trustees also considered the advisory fees charged to the Portfolios that invest in other investment companies or operate as funds of funds (the “Funds of Funds”) and the advisory services provided in exchange for such fees. The Trustees determined that such services were in addition to the advisory services provided to the underlying funds in which the Funds of Funds may invest and, therefore, such services were not duplicative of the advisory services provided to the underlying funds. The Board also considered the various fee waiver agreements in place for the Funds of Funds. The Board noted that PIMCO is continuing waivers for these Funds of Funds, as well as for certain other Portfolios of the Trust.

Based on the information presented by PIMCO, Research Affiliates and Broadridge, members of the Board determined, in the exercise of their business judgment, that the level of the advisory fees and supervisory and administrative fees charged by PIMCO under the Agreements and the Subsidiary Agreements, the fees charged by Research Affiliates under the Asset Allocation Agreement, and the total expense ratios of each Portfolio, are reasonable.

5. ADVISER COSTS, LEVEL OF PROFITS AND ECONOMIES OF SCALE

The Board reviewed information regarding PIMCO’s costs of providing services to, as well as the resulting level of profits from, the Portfolios. To the extent applicable, the Board also reviewed information regarding the portion of a Portfolio’s advisory fee retained by PIMCO, following the payment of sub-advisory fees to Research Affiliates, with respect to the Portfolios. Additionally, the Board discussed PIMCO’s pre- and post-distribution profit margin ranges with respect to the Portfolios, as compared to the prior year. The Board also noted that it had received information regarding the structure and manner in which PIMCO’s investment professionals were compensated, and PIMCO’s view of the relationship of such compensation to the recruitment and retention of quality personnel. The Board considered PIMCO’s investment in global infrastructure, technology capabilities, risk management processes and qualified personnel to reinforce existing services, offer new services, and accommodate changing regulatory requirements.

The Board considered the existence of any economies of scale and noted that, to the extent that PIMCO achieves economies of scale in managing the Portfolios, PIMCO shares the benefits of such economies of scale, if any, with the Portfolios and their shareholders in a number of ways, including investing in portfolio and trade operations management, firm technology, middle and back office support, legal and compliance, and fund administration logistics; senior management supervision, governance and oversight of those services; and through fee reductions or waivers, the pricing of Portfolios to scale from inception and the enhancement of services provided to the Portfolios in return for fees paid. The Board considered that the Portfolios’ unified fee rates had been set competitively and/or priced to scale from inception, had been held steady during the contractual period at that scaled competitive rate for most Portfolios as assets grew, or as assets declined in the case of some Portfolios, and continued to be competitive compared with peers. The Board also considered that the unified fee is a transparent means of informing a Portfolio’s shareholders of the fees associated with the Portfolio, and that the Portfolio bears certain expenses that are not covered by the advisory fee or the unified fee. The Board further considered the challenges that arise when managing large funds, which can result in certain “diseconomies” of scale and noted that PIMCO has continued to reinvest in many areas of the business to support the Portfolios.

The Trustees considered that the unified fee has provided inherent economies of scale because a Portfolio maintains competitive fixed fees over the annual contract period even if the particular Portfolio’s assets decline and/or operating costs rise. The Trustees further considered that, in contrast, breakpoints may be a proxy for charging higher fees on lower asset levels and that when a fund’s assets decline, breakpoints may reverse, which causes expense ratios to increase. The Trustees also considered that, unlike the Portfolios’ unified fee structure, funds with “pass through” expense structures may experience increased expense ratios when fixed dollar fees are charged against declining fund assets. The Trustees also reviewed materials demonstrating the benefits of the unified fee to shareholders during market downturns and/or periods of high volatility. In addition, the Trustees considered that the unified fee protects shareholders from a rise in administrative and operating costs that may result from, among other things, PIMCO’s investments in various business enhancements and infrastructure, including those referenced above. The Trustees noted that PIMCO’s investments in these areas are extensive.

The Board concluded that the Portfolios’ cost structures were reasonable and that PIMCO is appropriately sharing economies of scale, if any, through the Portfolios’ unified fee structure, generally pricing Portfolios to scale at inception and reinvesting in its business to provide enhanced and expanded services to the Portfolios and their shareholders.

6. ANCILLARY BENEFITS

The Board considered other benefits realized by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust. Such benefits may include possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the Trust or third party service providers’ relationship-level fee concessions, which decrease fees paid by PIMCO. Such benefits also include ancillary benefits to PIMCO or its employees related to service or rate offers in financial firms’ other business lines, which can result in

52	PIMCO VARIABLE INSURANCE TRUST

(Unaudited)

PIMCO or its employees having access to more favorable products or rates. The Board also considered that affiliates of PIMCO provide distribution and/or shareholder services to the Portfolios and their shareholders, for which they may be compensated through distribution and servicing fees paid pursuant to the Portfolios’ Rule 12b-1 plans or otherwise. In addition, the Board considered that PIMCO may benefit indirectly from its use of the HUB technology platform, a joint venture between PIMCO, Man Group, S&P Global, Microsoft and State Street, and its recent strategic managed service arrangement with a third-party consultant. The Board noted that, while PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Portfolios, it has adopted a policy not to enter into contractual soft dollar arrangements.

7. CONCLUSIONS

Based on their review, including the comprehensive consideration and evaluation of each of the broad factors and information summarized above, the Independent Trustees and the Board as a whole concluded that the nature, extent and quality of the services rendered to the Portfolios by PIMCO and Research Affiliates supported the renewal of the Agreements and the Subsidiary Agreements. The Independent Trustees and the Board as a whole concluded that the Agreements and the Subsidiary Agreements continued to be fair and reasonable to the Portfolios and their shareholders, that the fees charged under the Investment Advisory Contract, Supervision and Administration Agreement and the Subsidiary Agreements and the fees charged by Research Affiliates under the Asset Allocation Agreement on behalf of the Portfolios were fair and reasonable in light of the services provided, and that the renewal of the Agreements and the Subsidiary Agreements was in the best interests of the Portfolios and their shareholders.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	53

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank & Trust Co.

2323 Grand Boulevard, 5th Floor

Kansas City, MO 64108

Transfer Agent

SS&C Global Investor & Distribution Solutions, Inc.

80 Lamberton Road

Windsor, CT 06095

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Variable Insurance Trust.

pimco.com/pvit

PVITSHTERMFSTMAR_123125

PIMCO VARIABLE INSURANCE TRUST

Annual Financial and Other Information

December 31, 2025

PIMCO Total Return Portfolio

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. (The variable product prospectus may be obtained by contacting your Investment Consultant.)

Important Information About the PIMCO Total Return Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company that includes the PIMCO Total Return Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed income securities and other instruments held by the Portfolio are likely to decrease in value. A wide variety of factors can cause interest rates or yields of U.S. Treasury securities (or yields of other types of bonds) to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Portfolio management will anticipate such movement accurately. The Portfolio may experience losses as a result of movements in interest rates.

Changing interest rates may have unpredictable effects on markets, which may detract from Portfolio performance. The interest rate environment has fluctuated in recent years, moving from historically low interest rates in 2020 and 2021 to high interest rates in 2022 and 2023 as a result of the U.S. Federal Reserve (the “Fed”) raising interest rates multiple times in efforts to combat inflation. Starting in late 2024 and again in 2025, the Fed lowered interest rates. It is uncertain whether rates will remain steady, increase or decrease in the future. As such, the Portfolio may face a heightened level of risk associated with changing interest rates and/or bond yields. This could be driven by a variety of factors, including but not limited to central bank monetary policies, changing inflation or real growth rates, general economic conditions, increasing bond issuances or reduced market demand for certain types of bonds or bonds generally. Further, while bond markets have steadily grown over the past three decades, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets”.

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than funds or securities with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets, or negatively impact the Portfolio’s performance or cause the

Portfolio to incur losses. As a result, the Portfolio may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of the Portfolio.

The Portfolio may be subject to various risks as described in the Portfolio’s prospectus and in the Principal and Other Risks note in the Notes to Financial Statements.

Classifications of the Portfolio’s portfolio holdings in this report are made according to financial reporting standards. The classification of a particular portfolio holding as shown in the Schedule of Investments section of this report may differ from the classification used for the Portfolio’s compliance calculations, including those used in the Portfolio’s prospectus, investment objectives, regulatory and other investment limitations and policies, which may be based on different asset class, sector or geographical classifications. The Portfolio is separately monitored for compliance with respect to prospectus and regulatory requirements.

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

In February 2022, Russia launched an invasion of Ukraine. As a result, Russia and other countries, persons and entities that provided material aid to Russia’s aggression against Ukraine, have been the subject of economic sanctions and import and export controls imposed by countries throughout the world, including the United States. Such measures, including the United States’ enforcement of sanctions or other similar measures on various Russian entities and persons, and the Russian government’s response, have had and may continue to have an adverse effect on the Russian, Belarusian and other securities, instruments and economies, which may, in turn, negatively impact the Portfolio. The extent, duration and impact of Russia’s military action in Ukraine, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional, European and global economies and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors. Further, the Portfolio may have investments in securities and instruments that are economically tied to the region and may have been negatively impacted by the sanctions and counter-sanctions by Russia, including declines in value and reductions in liquidity. The sanctions may cause the Portfolio to sell portfolio holdings at a disadvantageous time or price or to continue to hold investments that the Portfolio may no longer seek to hold.

The United States’ enforcement of restrictions on U.S. investments in certain issuers and tariffs on goods from certain other countries has contributed to and may continue to contribute to international trade

2	PIMCO VARIABLE INSURANCE TRUST

tensions and may impact portfolio securities. The U.S. government has indicated an intent to alter its approach to international trade policy, including in some cases renegotiating, modifying or terminating certain bilateral or multi-lateral trade arrangements with foreign countries, and it has proposed to take and/or taken related actions, including the imposition of or stated potential imposition of a broad range of tariffs. The imposition of tariffs, trade restrictions, currency restrictions or similar actions (or retaliatory measures taken in response) could lead to, for example, price volatility, reduced market sentiment, and changes in inflation expectations. These and other geopolitical events may contribute to increased instability in the U.S. and global economies and markets, which may have an adverse effect on the performance of the Portfolio and its investments.

Increased volatility in the U.S. and global markets could be harmful to the Portfolio, issuers in which it invests and other market participants and Portfolio service providers. For example, if a bank at which the Portfolio or issuer has an account fails, any cash or other assets in bank or custody accounts, which may be substantial in size, could be temporarily inaccessible or permanently lost by the Portfolio or issuer. If a bank that provides a subscription line credit facility, asset-based facility, other credit facility and/or other services to an issuer or to a fund fails, the issuer or fund could be unable to draw funds under its credit facilities or obtain replacement credit facilities or other services from other lending institutions with similar terms.

Issuers in which the Portfolio may invest can be affected by volatility in the banking sector. Even if banks used by issuers in which the Portfolio invests remain solvent, volatility in the banking sector could contribute to, cause or intensify an economic recession, increase the costs of capital and banking services or result in the issuers being unable to obtain or refinance indebtedness at all or on as favorable terms as could otherwise have been obtained. Potential impacts to the Portfolio and issuers resulting from volatility in the banking sector and accompanying market conditions and potential legislative or regulatory responses are uncertain. Such conditions and responses, as well as a changing interest rate environment, can contribute to decreased market liquidity and erode the value of certain holdings. Market volatility and uncertainty and/or a downturn in market and economic and financial conditions, as a result of developments in the banking sector or otherwise (including as a result of delayed access to cash or credit facilities), could have an adverse impact on the Portfolio and issuers in which it invests.

The following table discloses the inception dates of the Portfolio and its respective share classes along with the Portfolio’s diversification status as of period end:

Portfolio Name	Portfolio Inception	Institutional Class	Administrative Class	Advisor Class	Diversification Status
PIMCO Total Return Portfolio	12/31/97	04/10/00	12/31/97	02/28/06	Diversified

An investment in the Portfolio is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Portfolio. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither this Portfolio’s prospectus nor summary prospectus, the Trust’s Statement of Additional Information (“SAI”), any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or the Portfolio creates a contract between or among any shareholder of the Portfolio, on the one hand, and the Trust, the Portfolio, a service provider to the Trust or the Portfolio, and/or the Trustees or officers of the Trust, on the other hand. The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend the most recent prospectus or use a new prospectus, summary prospectus or SAI with respect to the Portfolio or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or the Portfolio is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to the Portfolio, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current prospectus or SAI.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	3

Important Information About the PIMCO Total Return Portfolio	(Cont.)

securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Portfolio’s website at www.pimco.com/pvit, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Portfolio files portfolio holdings information with the SEC on Form N-PORT within 60 days of the end of each fiscal quarter. The Portfolio’s complete schedule of securities holdings as of the end of each fiscal quarter will be made available to the public on the SEC’s website at www.sec.gov and on PIMCO’s website at www.pimco.com/pvit, and will be made available, upon request, by calling PIMCO at (888) 87-PIMCO.

In August 2024, the SEC adopted amendments to Form N-PORT requiring funds to file Form N-PORT reports on a monthly basis and within 30 days of month end, with each report being made public 60 days after month end. On April 16, 2025, the SEC extended the compliance date for Form N-PORT amendments and fund groups with $1 billion or more in net assets will be required to comply with the amendments for reports filed on or after November 17, 2027.

Paper copies of the Portfolio’s shareholder reports are required to be provided free of charge by the Portfolio, the insurance company or financial intermediary upon request.

In September 2023, the SEC adopted amendments to Rule 35d-1 under the Investment Company Act of 1940, as amended, the rule governing fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. Changes to a fund’s calculation methodology for derivatives instruments for purposes of Rule 35d-1 consistent with such amendments and applicable regulatory interpretations thereof will not constitute a change to a fund’s policy adopted pursuant to Rule 35d-1 and will not require notice or shareholder approval. The amendments became effective on December 11, 2023. On March 14, 2025, the SEC extended the compliance date from December 11, 2025 to June 11, 2026 for fund groups with $1 billion or more in net assets and modified the operation of the compliance dates to allow for compliance based on the timing of certain annual disclosure and reporting obligations that are tied to a fund’s fiscal year-end.

4	PIMCO VARIABLE INSURANCE TRUST

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ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	5

Financial Highlights	PIMCO Total Return Portfolio

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gain	Total
Institutional Class

12/31/2025	$9.04	$0.39	$0.41	$0.80	$(0.39)	$0.00	$(0.39)

12/31/2024	9.18	0.39	(0.15)	0.24	(0.38)	0.00	(0.38)

12/31/2023	8.98	0.37	0.16	0.53	(0.33)	0.00	(0.33)

12/31/2022	10.76	0.28	(1.80)	(1.52)	(0.26)	0.00	(0.26)

12/31/2021	11.59	0.23	(0.36)	(0.13)	(0.22)	(0.48)	(0.70)
Administrative Class

12/31/2025	9.04	0.37	0.42	0.79	(0.38)	0.00	(0.38)

12/31/2024	9.18	0.38	(0.15)	0.23	(0.37)	0.00	(0.37)

12/31/2023	8.98	0.35	0.17	0.52	(0.32)	0.00	(0.32)

12/31/2022	10.76	0.26	(1.79)	(1.53)	(0.25)	0.00	(0.25)

12/31/2021	11.59	0.21	(0.36)	(0.15)	(0.20)	(0.48)	(0.68)
Advisor Class

12/31/2025	9.04	0.36	0.42	0.78	(0.37)	0.00	(0.37)

12/31/2024	9.18	0.37	(0.15)	0.22	(0.36)	0.00	(0.36)

12/31/2023	8.98	0.35	0.16	0.51	(0.31)	0.00	(0.31)

12/31/2022	10.76	0.26	(1.80)	(1.54)	(0.24)	0.00	(0.24)

12/31/2021	11.59	0.20	(0.36)	(0.16)	(0.19)	(0.48)	(0.67)

^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
(a)

Net asset value includes adjustments required by U.S. GAAP. These values, and other performance figures relying on them, such as average annual total return data included in the Portfolio’s prospectus and in any shareholder reports, may differ from net asset values and performance reported elsewhere with respect to the Portfolio.

(b)	Per share amounts based on average number of shares outstanding during the year or period.
(c)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(d)

Total return figures include adjustments required by U.S. GAAP. These values, and other performance figures relying on them, such as average annual total return data included in the Portfolio’s prospectus and in any shareholder reports, may differ from net asset values and performance reported elsewhere with respect to the Portfolio. Additionally, excludes applicable initial sales charges, contingent deferred sales charges and Variable Contract fees or expenses.

6	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses	Expenses Excluding Waivers	Expenses Excluding Interest Expense	Expenses Excluding Interest Expense and Waivers	Net Investment Income (Loss)	Portfolio Turnover Rate

$9.45	9.05%	$386,531	0.58%	0.58%	0.50%	0.50%	4.17%	505%

9.04	2.69	317,027	0.64	0.64	0.50	0.50	4.28	613

9.18	6.09	341,064	0.60	0.60	0.50	0.50	4.13	486

8.98	(14.17)	278,918	0.52	0.52	0.50	0.50	2.90	411

10.76	(1.12)	392,304	0.50	0.50	0.50	0.50	2.10	308

9.45	8.89	2,203,355	0.73	0.73	0.65	0.65	4.02	505

9.04	2.53	2,207,837	0.79	0.79	0.65	0.65	4.13	613

9.18	5.93	2,361,905	0.75	0.75	0.65	0.65	3.96	486

8.98	(14.30)	2,597,117	0.67	0.67	0.65	0.65	2.76	411

10.76	(1.27)	3,426,140	0.65	0.65	0.65	0.65	1.90	308

9.45	8.78	1,989,235	0.83	0.83	0.75	0.75	3.92	505

9.04	2.43	1,942,815	0.89	0.89	0.75	0.75	4.03	613

9.18	5.83	1,950,482	0.85	0.85	0.75	0.75	3.87	486

8.98	(14.39)	1,891,377	0.77	0.77	0.75	0.75	2.67	411

10.76	(1.36)	2,346,735	0.75	0.75	0.75	0.75	1.81	308

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	7

Statement of Assets and Liabilities	PIMCO Total Return Portfolio	December 31, 2025

(Amounts in thousands†, except per share amounts)

Assets:

Investments, at value
Investments in securities*	$5,919,379
Investments in Affiliates	203,753
Financial Derivative Instruments
Exchange-traded or centrally cleared	2,107
Over the counter	17,478
Cash	802
Deposits with counterparty	10,996
Foreign currency, at value	6,744
Receivable for investments sold	32,368
Receivable for investments sold on a delayed-delivery basis	30
Receivable for TBA investments sold	2,375,820
Receivable for Portfolio shares sold	1,427
Interest and/or dividends receivable	37,327
Dividends receivable from Affiliates	793
Total Assets	8,609,024

Liabilities:

Borrowings & Other Financing Transactions
Payable for reverse repurchase agreements	$58,551
Payable for short sales	79,807
Financial Derivative Instruments
Exchange-traded or centrally cleared	1,959
Over the counter	13,390
Payable for investments purchased	113,795
Payable for investments in Affiliates purchased	841
Payable for TBA investments purchased	3,727,611
Payable for unfunded loan commitments	7,753
Deposits from counterparty	21,388
Payable for Portfolio shares redeemed	2,082
Accrued investment advisory fees	1,001
Accrued supervisory and administrative fees	1,001
Accrued distribution fees	435
Accrued servicing fees	289
Total Liabilities	4,029,903

Commitments and Contingent Liabilities^

Net Assets	$4,579,121

Net Assets Consist of:

Paid in capital	$5,314,342
Distributable earnings (accumulated loss)	(735,221)

Net Assets	$4,579,121

Net Assets:

Institutional Class	$386,531
Administrative Class	2,203,355
Advisor Class	1,989,235

Shares Issued and Outstanding:

Institutional Class	40,882
Administrative Class	233,042
Advisor Class	210,396

Net Asset Value Per Share Outstanding(a):

Institutional Class	$9.45
Administrative Class	9.45
Advisor Class	9.45

Cost of investments in securities	$6,192,659
Cost of investments in Affiliates	$205,999
Cost of foreign currency held	$6,777
Proceeds received on short sales	$79,925
Cost or premiums of financial derivative instruments, net	$23,928

* Includes repurchase agreements of:	$116,816

†	A zero balance may reflect actual amounts rounding to less than one thousand.
^	See Note 9, Fees and Expenses, in the Notes to Financial Statements for more information.
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Portfolio.

8	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Statement of Operations	PIMCO Total Return Portfolio

Year Ended December 31, 2025
(Amounts in thousands†)

Investment Income:

Interest	$201,512
Dividends	1,240
Dividends from Investments in Affiliates	9,552
Miscellaneous income	173
Total Income	212,477

Expenses:

Investment advisory fees	11,181
Supervisory and administrative fees	11,181
Distribution and/or servicing fees - Administrative Class	3,275
Distribution and/or servicing fees - Advisor Class	4,860
Trustee fees	212
Interest expense	3,442
Miscellaneous expense	67
Total Expenses	34,218
Waiver and/or Reimbursement by PIMCO	(43)
Net Expenses	34,175

Net Investment Income (Loss)	178,302

Net Realized Gain (Loss):

Investments in securities	(3,040)
Investments in Affiliates	7
Exchange-traded or centrally cleared financial derivative instruments	40,614
Over the counter financial derivative instruments	1,243
Short sales	(81)
Foreign currency	1,195

Net Realized Gain (Loss)	39,938

Net Change in Unrealized Appreciation (Depreciation):

Investments in securities	181,860
Investments in Affiliates	392
Exchange-traded or centrally cleared financial derivative instruments	4,022
Over the counter financial derivative instruments	(17,100)
Foreign currency assets and liabilities	(1,972)

Net Change in Unrealized Appreciation (Depreciation)	167,202

Net Increase (Decrease) in Net Assets Resulting from Operations	$385,442

†	A zero balance may reflect actual amounts rounding to less than one thousand.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	9

Statements of Changes in Net Assets	PIMCO Total Return Portfolio

(Amounts in thousands†)	Year Ended December 31, 2025	Year Ended December 31, 2024

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$178,302	$185,700
Net realized gain (loss)	39,938	(55,163)
Net change in unrealized appreciation (depreciation)	167,202	(23,897)

Net Increase (Decrease) in Net Assets Resulting from Operations	385,442	106,640

Distributions to Shareholders:

From net investment income and/or net realized capital gains
Institutional Class	(14,706)	(12,410)
Administrative Class	(89,597)	(92,245)
Advisor Class	(77,840)	(77,039)

Total Distributions(a)	(182,143)	(181,694)

Portfolio Share Transactions:

Net increase (decrease) resulting from Portfolio share transactions*	(91,857)	(110,718)

Total Increase (Decrease) in Net Assets	111,442	(185,772)

Net Assets:

Beginning of year	4,467,679	4,653,451
End of year	$4,579,121	$4,467,679

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

10	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Schedule of Investments	PIMCO Total Return Portfolio	December 31, 2025

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 129.3%

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.8%

Alfa-Bank CJSC
6.330% - 8.066% due 10/21/2026 «~(f)		$1,079	$1,078

Castlelake LP
2.950% due 05/12/2031 «~		6,565	6,273

Coreweave Compute Acquisition Co. IV LLC
9.672% (TSFR3M + 6.000%) due 05/16/2029 «~		133	137

Databricks, Inc.
TBD% - 6.216% due 01/03/2031 ~µ		430	437
TBD% due 01/05/2032 «µ		430	431
TBD% - 6.216% (TSFR1M + 4.500%) due 01/03/2031 ~		1,941	1,975

Dorchester LLC
4.349% - 9.672% (EUR003M + 2.300%) due 01/04/2027 «~(f)	EUR	1,900	2,233

Pantheon Senior Debt Secondaries III
6.026% - 8.831% due 03/26/2026 «~(f)		$1,500	1,500

Project Alpha Investindustrial
4.150% - 9.695% (EUR003M + 2.100%) due 02/27/2026 «~(f)	EUR	945	1,111

Project Fenno
TBD% - 4.368% (EUR003M + 2.350%) due 07/10/2028 «~µ(f)		1,466	1,731
TBD% - 4.352% (EUR003M + 2.350%) due 07/10/2028 «~µ(f)		1,459	1,724

Project Flash
TBD% - 9.966% (TSFR1M + 2.250%) due 04/30/2030 «~µ		$12,000	12,000

Project Hudson II
7.730% due 05/29/2026 «~		2,300	2,321

Project Nova
7.080% - 7.284% due 08/31/2026 «~		1,000	1,000

Stepstone Group MidCo 2 GmbH
8.199% (TSFR3M + 4.500%) due 12/19/2031 ~		1,038	974

Total Loan Participations and Assignments (Cost $34,987)			34,925

CORPORATE BONDS & NOTES 37.1%

BANKING & FINANCE 19.4%

Abu Dhabi Developmental Holding Co. PJSC
4.375% due 10/02/2031		6,800	6,775

AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.450% due 10/29/2026		6,450	6,364
3.000% due 10/29/2028		801	777

Aircastle Ltd./Aircastle Ireland DAC
5.000% due 09/15/2030		7,200	7,279

Alexandria Real Estate Equities, Inc.
4.500% due 07/30/2029		4,500	4,509

Ally Financial, Inc.
5.548% due 07/31/2033 •		4,000	4,032
6.848% due 01/03/2030 •		8,000	8,491

American Assets Trust LP
3.375% due 02/01/2031		2,800	2,554

American Express Co.
5.098% due 02/16/2028 •		2,000	2,024
5.645% due 04/23/2027 •		9,000	9,044

American Tower Corp.
2.750% due 01/15/2027		13,400	13,229

Athene Global Funding
5.033% due 07/17/2030		7,100	7,157

Aviation Capital Group LLC
5.375% due 07/15/2029		3,400	3,485

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Banco Santander SA
5.552% due 03/14/2028 •	$8,200	$8,342
5.565% due 01/17/2030	1,100	1,146
6.527% due 11/07/2027 •	4,400	4,493

Bank of America Corp.
3.824% due 01/20/2028 •	9,200	9,181
4.376% due 04/27/2028 •	5,250	5,272
4.948% due 07/22/2028 •	3,849	3,905
5.162% due 01/24/2031 •	6,000	6,195
5.202% due 04/25/2029 •	1,100	1,128
5.819% due 09/15/2029 •	9,500	9,917

Bank of New York Mellon Corp.
4.975% due 03/14/2030 •	9,200	9,473

Barclays PLC
4.476% due 11/11/2029 •	5,700	5,732
5.215% (SOFRRATE + 1.490%) due 03/12/2028 ~	3,700	3,739
7.437% due 11/02/2033 •	4,500	5,147

BGC Group, Inc.
8.000% due 05/25/2028	5,000	5,346

Blue Owl Finance LLC
3.125% due 06/10/2031	8,100	7,354

BNP Paribas SA
2.871% due 04/19/2032 •	17,000	15,540
5.497% due 05/20/2030 •	8,400	8,697

BPCE SA
5.281% due 05/30/2029	3,500	3,611
6.612% due 10/19/2027 •	8,800	8,969

CaixaBank SA
5.673% due 03/15/2030 •	7,000	7,273

Carlyle Finance Subsidiary LLC
3.500% due 09/19/2029	4,900	4,770

CI Financial Corp.
7.500% due 05/30/2029	4,700	5,002

Citibank NA
4.457% (SOFRINDX + 0.590%) due 04/30/2026 ~	7,000	7,006

Citigroup, Inc.
2.572% due 06/03/2031 •	3,905	3,620

Cooperatieve Rabobank UA
1.106% due 02/24/2027 •	8,000	7,965
5.447% due 03/05/2030 •	9,200	9,510

Corebridge Global Funding
4.650% due 08/20/2027	1,000	1,010

Credit Opportunities Partners LLC
6.740% due 03/20/2030 «(f)	1,800	1,834

Credit Suisse AG AT1 Claim	12,700	3,747

Crown Castle, Inc.
2.100% due 04/01/2031	6,200	5,475

CubeSmart LP
2.250% due 12/15/2028	8,200	7,783

Danske Bank AS
4.298% due 04/01/2028 •	14,000	14,033
5.427% due 03/01/2028 •	4,500	4,571

Deutsche Bank AG
5.706% due 02/08/2028 •	600	610

DOC Dr. LLC
4.300% due 03/15/2027	1,550	1,553

EPR Properties
3.750% due 08/15/2029	4,300	4,172

Equinix Europe 2 Financing Corp. LLC
4.600% due 11/15/2030	970	973

Ford Motor Credit Co. LLC
3.815% due 11/02/2027	3,246	3,198
5.850% due 05/17/2027	3,000	3,047
5.918% due 03/20/2028	1,300	1,331
6.798% due 11/07/2028	1,354	1,421
7.350% due 11/04/2027	600	627

GA Global Funding Trust
1.950% due 09/15/2028	15,400	14,518

General Motors Financial Co., Inc.
5.175% (SOFRINDX + 1.350%) due 05/08/2027 ~	9,200	9,253

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

GLP Capital LP/GLP Financing II, Inc.
5.750% due 06/01/2028		$7,900	$8,135

Goldman Sachs Bank USA
4.495% (SOFRRATE + 0.770%) due 03/18/2027 ~		7,700	7,709

Goldman Sachs Group, Inc.
3.691% due 06/05/2028 •		5,900	5,870

Goodman U.S. Finance Five LLC
4.625% due 05/04/2032		14,000	13,835

Goodman U.S. Finance Three LLC
3.700% due 03/15/2028		11,200	11,095

GSPA Monetization Trust
6.422% due 10/09/2029		3,379	3,422

HA Sustainable Infrastructure Capital, Inc.
6.150% due 01/15/2031		8,100	8,331

Highwoods Realty LP
4.125% due 03/15/2028		3,600	3,572

HSBC Holdings PLC
4.899% due 03/03/2029 •		8,000	8,118
5.546% due 03/04/2030 •		4,500	4,667
6.254% due 03/09/2034 •		4,600	5,007
7.390% due 11/03/2028 •		7,200	7,614

ING Groep NV
3.950% due 03/29/2027		1,000	1,000
4.625% due 01/06/2026		3,700	3,700
5.066% due 03/25/2031 •		12,000	12,301

Jackson National Life Global Funding
4.550% due 09/09/2030		6,900	6,879

JPMorgan Chase & Co.
1.578% due 04/22/2027 •		17,000	16,874
2.182% due 06/01/2028 •		16,000	15,609
5.299% due 07/24/2029 •		9,200	9,484
6.070% due 10/22/2027 •		8,200	8,331

Kilroy Realty LP
3.050% due 02/15/2030		2,200	2,049

Kona Spc Ltd.
5.718% due 09/15/2026 «•	EUR	2,000	2,359

Lloyds Bank PLC
0.000% due 04/02/2032 þ		$14,200	10,659

Lloyds Banking Group PLC
5.985% due 08/07/2027 •		3,700	3,742

Marsh & McLennan Cos., Inc.
4.650% due 03/15/2030		4,200	4,288

MassMutual Global Funding II
4.300% due 10/22/2027		9,500	9,571
5.050% due 12/07/2027		7,900	8,072

Mid-America Apartments LP
2.750% due 03/15/2030		3,000	2,840

Mitsubishi UFJ Financial Group, Inc.
1.640% due 10/13/2027 •		11,600	11,389

Mizuho Financial Group, Inc.
2.201% due 07/10/2031 •		1,700	1,549
5.382% due 07/10/2030 •		9,300	9,620

Morgan Stanley
4.654% due 10/18/2030 •		9,200	9,313
5.123% due 02/01/2029 •		6,100	6,228
5.173% due 01/16/2030 •		4,500	4,622
5.449% due 07/20/2029 •		9,200	9,496

Morgan Stanley Bank NA
4.637% (SOFRRATE + 0.865%) due 05/26/2028 ~		5,000	5,016
5.026% (SOFRRATE + 1.080%) due 01/14/2028 ~		9,300	9,365
5.504% due 05/26/2028 •		3,600	3,674
5.882% due 10/30/2026		5,700	5,787

Morgan Stanley Direct Lending Fund
4.500% due 02/11/2027		15,000	14,985

Nationwide Building Society
3.960% due 07/18/2030 •		3,700	3,650
6.557% due 10/18/2027 •		8,800	8,968

NatWest Group PLC
3.073% due 05/22/2028 •		2,600	2,568
5.778% due 03/01/2035 •		8,500	8,993

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	11

Schedule of Investments	PIMCO Total Return Portfolio	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

NatWest Markets PLC
5.022% due 03/21/2030		$6,900	$7,083

New York Life Global Funding
4.278% (SOFRRATE + 0.550%) due 06/11/2027 ~		4,900	4,914
4.526% due 01/16/2026 •		7,300	7,301

Nissan Motor Acceptance Co. LLC
1.850% due 09/16/2026		17,000	16,638

Nomura Holdings, Inc.
2.172% due 07/14/2028		500	476
2.679% due 07/16/2030		9,400	8,701
5.035% (SOFRRATE + 1.250%) due 07/02/2027 ~		7,200	7,258
5.842% due 01/18/2028		4,400	4,545

Omega Healthcare Investors, Inc.
3.375% due 02/01/2031		12,000	11,211

Panama Infrastructure Receivable Purchaser PLC
0.000% due 04/05/2032 (d)		3,700	2,857

Prologis LP
4.200% due 02/15/2033	CAD	12,800	9,392

Realty Income Corp.
3.250% due 06/15/2029		$900	876

Royal Bank of Canada
4.875% due 01/19/2027		7,200	7,277

Royal Bank of Scotland International Ltd.
4.660% due 12/16/2028 «(f)		5,000	4,996

Sanders Re III Ltd.
15.930% (BRMMUSDF + 12.320%) due 04/09/2029 ~		10,000	5,900

Santander U.K. Group Holdings PLC
4.320% due 09/22/2029 •		7,300	7,308
4.858% due 09/11/2030 •		6,375	6,457

Scentre Group Trust 1/Scentre Group Trust 2
3.625% due 01/28/2026		15,900	15,893

Societe Generale SA
6.447% due 01/12/2027 •		6,100	6,103

Sumitomo Mitsui Financial Group, Inc.
1.902% due 09/17/2028		17,000	16,061
5.177% (SOFRRATE + 1.170%) due 07/09/2029 ~		6,700	6,777
5.464% due 01/13/2026		3,200	3,201

Sumitomo Mitsui Trust Bank Ltd.
4.533% (SOFRRATE + 0.750%) due 09/11/2028 ~		3,500	3,513

Sun Communities Operating LP
4.200% due 04/15/2032		16,000	15,537

Toronto-Dominion Bank
2.800% due 03/10/2027		8,000	7,901

UBS Group AG
4.125% due 04/15/2026		10,300	10,305
5.711% due 01/12/2027 •		4,100	4,102

Ventas Realty LP
3.250% due 10/15/2026		4,100	4,079

Wells Fargo & Co.
1.741% due 05/04/2030 •	EUR	5,200	5,871
4.808% due 07/25/2028 •		$7,100	7,180
6.303% due 10/23/2029 •		11,000	11,626

Wells Fargo Bank NA
4.798% (SOFRRATE + 1.070%) due 12/11/2026 ~		9,100	9,164

Welltower OP LLC
3.100% due 01/15/2030		7,000	6,717

			890,785

INDUSTRIALS 12.4%

Abu Dhabi National Energy Co. PJSC
4.375% due 10/09/2031		7,000	6,998

Adnoc Murban Rsc Ltd.
4.250% due 09/11/2029		4,200	4,230

Alaska Airlines Pass-Through Trust
4.800% due 02/15/2029		9,278	9,338

Algonquin Power & Utilities Corp.
5.365% due 06/15/2026 þ		9,700	9,748

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Amdocs Ltd.
2.538% due 06/15/2030		$6,900	$6,342

American Airlines Pass-Through Trust
3.000% due 04/15/2030		4,704	4,552
3.250% due 04/15/2030		2,407	2,312
3.500% due 08/15/2033		4,841	4,479

American Airlines, Inc./AAdvantage Loyalty IP Ltd.
5.500% due 04/20/2026		1,300	1,303

American Medical Systems Europe BV
3.375% due 03/08/2029	EUR	6,300	7,523

Amgen, Inc.
5.250% due 03/02/2030		$7,300	7,580

BAE Systems PLC
1.900% due 02/15/2031		5,300	4,704

Bayer U.S. Finance LLC
6.125% due 11/21/2026		2,600	2,638
6.250% due 01/21/2029		5,898	6,207
6.375% due 11/21/2030		4,300	4,599
6.875% due 11/21/2053		500	542

Beignet Investor LLC
6.581% due 05/30/2049		49,900	52,765

BMW U.S. Capital LLC
4.750% due 03/21/2028		9,500	9,640

Boeing Co.
2.750% due 02/01/2026		15,500	15,482

Broadcom, Inc.
2.600% due 02/15/2033		16,900	14,912
3.137% due 11/15/2035		1,720	1,482
5.050% due 07/12/2027		8,900	9,064

Centene Corp.
2.450% due 07/15/2028		575	539
3.000% due 10/15/2030		6,400	5,731
4.250% due 12/15/2027		2,800	2,785

Charter Communications Operating LLC/Charter Communications Operating Capital
6.100% due 06/01/2029		7,600	7,935

Cheniere Energy Partners LP
3.250% due 01/31/2032		4,100	3,778

Cigna Group
5.000% due 05/15/2029		7,500	7,705

Conagra Brands, Inc.
5.000% due 08/01/2030		1,300	1,316
5.750% due 08/01/2035		6,900	7,050

CVS Health Corp.
5.000% due 01/30/2029		6,500	6,639

Daimler Truck Finance North America LLC
5.000% due 01/15/2027		3,700	3,737

Duke University
2.682% due 10/01/2044		18,900	13,797

Emory University
2.143% due 09/01/2030		12,700	11,633

Enbridge, Inc.
5.900% due 11/15/2026		2,900	2,943

Energy Transfer LP
6.050% due 12/01/2026		4,400	4,472

Entergy Louisiana LLC
2.350% due 06/15/2032		15,500	13,683

EOG Resources, Inc.
4.400% due 07/15/2028		7,800	7,889

Expedia Group, Inc.
3.250% due 02/15/2030 (h)		11,700	11,226

FirstEnergy Pennsylvania Electric Co.
3.250% due 03/15/2028		1,700	1,667

Fiserv, Inc.
4.550% due 02/15/2031		3,900	3,862

Fox Corp.
4.709% due 01/25/2029		5,600	5,673

General Electric Co.
4.542% (US0003M + 0.380%) due 05/05/2026 ~		3,771	3,776

Global Payments, Inc.
1.200% due 03/01/2026		16,000	15,926

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Gray Oak Pipeline LLC
3.450% due 10/15/2027		$13,300	$13,156

Greensaif Pipelines Bidco SARL
6.129% due 02/23/2038		2,500	2,659
6.510% due 02/23/2042		4,900	5,358

HCA, Inc.
5.200% due 06/01/2028		1,500	1,537
5.450% due 04/01/2031		2,300	2,401

Huntington Ingalls Industries, Inc.
2.043% due 08/16/2028		17,000	16,106

Hyundai Capital America
2.100% due 09/15/2028		14,200	13,436
5.300% due 01/08/2029		5,500	5,646
6.500% due 01/16/2029		2,400	2,543

International Flavors & Fragrances, Inc.
1.832% due 10/15/2027		1,276	1,225

Mars, Inc.
4.800% due 03/01/2030		6,400	6,542

Mercedes-Benz Finance North America LLC
4.900% due 11/15/2027		9,000	9,171

MPLX LP
4.000% due 03/15/2028		6,900	6,888

National Football League
5.480% due 10/05/2028 «(f)		2,400	2,455

Nissan Motor Co. Ltd.
4.810% due 09/17/2030		16,600	15,660

NTT Finance Corp.
4.567% due 07/16/2027		400	404
4.620% due 07/16/2028		400	405
4.876% due 07/16/2030		600	611
5.171% due 07/16/2032		1,500	1,540
5.289% (SOFRRATE + 1.310%) due 07/16/2030 ~		1,000	1,016
5.502% due 07/16/2035		400	414

NXP BV/NXP Funding LLC/NXP USA, Inc.
3.875% due 06/18/2026		12,100	12,089

NY Society for Relief of Ruptured & Crippled Maintaining Hosp Special Surgery
2.667% due 10/01/2050		3,000	1,845

Oracle Corp.
4.500% due 05/06/2028		4,900	4,900
4.650% due 05/06/2030		4,900	4,859
4.800% due 08/03/2028		4,000	4,021

Paramount Global
3.700% due 06/01/2028		1,200	1,174

Pfizer Investment Enterprises Pte. Ltd.
4.750% due 05/19/2033		1,700	1,719

Quanta Services, Inc.
4.300% due 08/09/2028		9,800	9,856

RTX Corp.
5.750% due 11/08/2026		6,400	6,489

Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC
5.152% due 09/20/2029		4,815	4,858

Sutter Health
3.161% due 08/15/2040		13,100	10,367

Synopsys, Inc.
4.650% due 04/01/2028		1,300	1,318
4.850% due 04/01/2030		3,800	3,882

T-Mobile USA, Inc.
4.200% due 10/01/2029		8,000	8,015
4.850% due 01/15/2029		5,475	5,593

Thames Water Super Senior Issuer PLC
9.750% due 10/10/2027	GBP	243	377

United Airlines Pass-Through Trust
3.100% due 01/07/2030		$578	564
5.800% due 07/15/2037		8,490	8,899

Venture Global LNG, Inc.
9.875% due 02/01/2032		4,500	4,652

Venture Global Plaquemines LNG LLC
6.125% due 12/15/2030		600	611
6.500% due 01/15/2034		2,000	2,050
6.750% due 01/15/2036		1,600	1,640

12	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

December 31, 2025

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Vmed O2 U.K. Financing I PLC
5.625% due 04/15/2032	EUR	2,300	$2,727
7.750% due 04/15/2032		$1,800	1,878

Volkswagen Group of America Finance LLC
3.200% due 09/26/2026		9,700	9,635
4.750% due 11/13/2028		16,100	16,269

			569,662

UTILITIES 5.3%

AES Corp.
3.950% due 07/15/2030		6,400	6,256

Alliant Energy Finance LLC
5.950% due 03/30/2029		4,400	4,605

Ameren Missouri Securitization Funding I LLC
4.850% due 10/01/2041		4,336	4,373

AT&T, Inc.
4.500% due 05/15/2035		15,550	14,955

Columbia Pipelines Operating Co. LLC
5.927% due 08/15/2030		3,100	3,284

DTE Energy Co.
5.100% due 03/01/2029		4,600	4,715

Duke Energy Corp.
3.750% due 04/01/2031	EUR	800	953

Duke Energy Progress LLC
2.000% due 08/15/2031		$12,000	10,665

Edison International
5.450% due 06/15/2029		9,400	9,576
6.250% due 03/15/2030		2,250	2,354

EDP Finance BV
1.710% due 01/24/2028		13,300	12,672

Electricite de France SA
6.000% due 04/22/2064		3,400	3,351

Enel Finance International NV
2.500% due 07/12/2031		17,000	15,302
5.125% due 06/26/2029		8,600	8,830

Eversource Energy
5.950% due 02/01/2029		6,700	7,007

FORESEA Holding SA
7.500% due 06/15/2030		497	491

Georgia Power Co.
5.004% due 02/23/2027		4,000	4,054

IPALCO Enterprises, Inc.
4.250% due 05/01/2030		1,100	1,077

Mid-Atlantic Interstate Transmission LLC
4.100% due 05/15/2028		2,100	2,102

National Grid PLC
5.602% due 06/12/2028		3,300	3,410
5.809% due 06/12/2033		3,500	3,731

NextEra Energy Capital Holdings, Inc.
2.250% due 06/01/2030		19,000	17,485

Pacific Gas & Electric Co.
2.500% due 02/01/2031		2,790	2,514
2.950% due 03/01/2026		1,900	1,895
3.150% due 01/01/2026		2,400	2,400
3.300% due 03/15/2027		3,100	3,068
3.300% due 12/01/2027		200	197
3.300% due 08/01/2040		4,300	3,266
4.200% due 03/01/2029		11,000	10,935
4.250% due 03/15/2046		1,500	1,179
4.550% due 07/01/2030		8,700	8,666
4.650% due 08/01/2028		2,000	2,015
4.750% due 02/15/2044		1,900	1,611
5.450% due 06/15/2027		3,100	3,154
5.700% due 03/01/2035		1,900	1,955
6.400% due 06/15/2033		3,900	4,213

PacifiCorp
5.450% due 02/15/2034		9,300	9,438

Southern California Edison Co.
4.125% due 03/01/2048		950	724
4.650% due 10/01/2043		200	171
5.150% due 06/01/2029		9,200	9,405
5.250% due 03/15/2030		4,300	4,412

Southern California Gas Co.
2.950% due 04/15/2027		11,300	11,184

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Southwestern Electric Power Co.
4.100% due 09/15/2028	$1,361	$1,362

Verizon Communications, Inc.
5.875% due 11/30/2055	2,000	1,977

Virginia Power Fuel Securitization LLC
4.877% due 05/01/2033	9,200	9,413

WEC Energy Group, Inc.
1.375% due 10/15/2027	4,525	4,329

		240,731

Total Corporate Bonds & Notes (Cost $1,718,072)		1,701,178

MUNICIPAL BONDS & NOTES 0.6%

ILLINOIS 0.1%

Sales Tax Securitization Corp. Illinois Revenue Bonds, Series 2020
2.857% due 01/01/2031	5,000	4,703
3.007% due 01/01/2033	2,000	1,827

		6,530

LOUISIANA 0.2%

Louisiana Local Government Environmental Facilities & Community Development Auth Revenue Bonds, Series 2023
5.048% due 12/01/2034	6,900	7,142

TEXAS 0.2%

Dallas Fort Worth International Airport, Texas Revenue Bonds, Series 2020
2.246% due 11/01/2031	2,500	2,254

Texas Natural Gas Securitization Finance Corp. Revenue Bonds, Series 2023
5.102% due 04/01/2035	5,777	5,934

		8,188

WEST VIRGINIA 0.1%

Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2020
3.151% due 06/01/2032	7,095	6,431

Total Municipal Bonds & Notes (Cost $29,272)		28,291

U.S. GOVERNMENT AGENCIES 41.8%

Federal Home Loan Mortgage Corp.
2.000% due 02/01/2052 - 03/01/2052	20,016	16,202
2.500% due 07/01/2039 - 03/01/2040	757	692
3.000% due 04/01/2052	47,140	41,800
3.500% due 02/01/2026 - 06/01/2048	2,368	2,227
4.000% due 04/01/2029 - 10/01/2052	8,002	7,656
4.500% due 03/01/2029 - 04/01/2029	198	199
5.000% due 02/01/2053 - 06/01/2053	31,779	31,894
5.500% due 10/01/2034 - 01/01/2055	28,258	28,714
6.000% due 02/01/2033 - 04/01/2055	7,828	8,192
6.500% due 10/01/2037	2	2
7.500% due 01/01/2032 - 03/01/2032	10	11

Federal Home Loan Mortgage Corp. REMICS
4.288% due 10/15/2043 •	3,658	3,586
4.673% due 08/15/2040 - 10/15/2040 •	4,591	4,516
4.818% due 05/15/2037 •	146	146
5.174% due 05/25/2054 •	7,192	7,216
6.500% due 04/15/2029	3	3

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
7.500% due 07/15/2030	$1	$1

Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
5.229% due 02/25/2045 •	42	41

Federal National Mortgage Association
2.000% due 02/01/2052 - 03/01/2052	32,404	26,234
2.500% due 02/01/2035	2,970	2,886
3.000% due 09/01/2027 - 04/01/2052	91,217	81,584
3.500% due 05/01/2026 - 09/01/2047	563	559
4.000% due 01/01/2026 - 10/01/2052	11,259	10,872
4.300% due 11/01/2029	1,500	1,519
4.463% due 10/01/2032 •	22	21
4.500% due 09/01/2026 - 05/01/2053	20,696	20,341
4.855% due 12/01/2036 •	10	11
4.914% due 11/01/2035 •	2	2
5.000% due 01/01/2026 - 07/01/2053	29,341	29,458
5.276% due 06/01/2043 •	113	115
5.277% due 07/01/2044 •	24	24
5.500% due 01/01/2032 - 07/01/2054	17,947	18,304
5.591% due 09/01/2034 •	8	8
5.950% due 04/01/2035 •	94	96
6.000% due 05/01/2033 - 01/01/2054	1,953	2,045
6.233% due 08/01/2035 •	83	85
6.329% due 09/01/2039 •	5	5
6.497% due 05/01/2038 •	1,592	1,661
6.590% due 09/01/2035 •	9	10
7.000% due 06/01/2032	26	27

Federal National Mortgage Association REMICS
1.937% due 08/25/2055 ~(a)	2,820	162
4.109% due 07/25/2037 •	116	114
4.239% due 05/25/2037 •	9	9
4.246% due 12/25/2036 •	45	44
4.399% due 09/25/2035 •	80	80
4.489% due 02/25/2042 •	2,945	2,921
4.633% due 06/25/2055 •	598	592
4.774% due 09/25/2054 •	7,276	7,301
5.000% due 04/25/2033	95	95
6.309% due 05/25/2035 ~	15	16

Federal National Mortgage Association Trust
4.339% due 03/25/2044 •	80	80

Federal National Mortgage Association-ACES
2.242% due 01/25/2031 ~(a)	14,922	757

Government National Mortgage Association
2.000% due 04/20/2052	553	459
2.500% due 04/20/2052	9,892	8,543
3.000% due 07/15/2045 - 08/15/2045	904	818
3.500% due 07/20/2052 - 03/20/2053	15,048	13,847
4.000% due 06/15/2049 - 07/20/2055	8,583	8,137
4.500% due 04/20/2048 - 05/20/2048	2,457	2,436
4.750% due 10/20/2029 - 11/20/2029 •	7	7
5.000% due 07/20/2049	360	367
5.625% due 02/20/2027 - 02/20/2032 •	23	23
6.000% due 12/15/2038 - 11/15/2039	6	7

Government National Mortgage Association REMICS
4.287% due 10/20/2043 •	2,645	2,568
4.368% due 01/20/2072 •	307	307
4.564% due 08/20/2066 •	9	9
4.714% due 07/20/2065 - 08/20/2065 •	3,826	3,829
4.718% due 01/20/2073 •	8,489	8,528
4.798% due 02/20/2073 - 03/20/2073 •	18,479	18,603
4.818% due 01/20/2073 •	7,565	7,610
4.884% due 10/20/2066 •	1,615	1,621

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	13

Schedule of Investments	PIMCO Total Return Portfolio	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.888% due 12/20/2073 •	$18,797	$19,018
4.914% due 06/20/2066 •	775	778
4.938% due 12/20/2072 •	6,023	6,108
4.944% due 08/20/2066 •	2,987	3,000
5.114% due 01/20/2066 •	839	844
5.227% due 06/20/2067 •	108	109
5.592% due 04/20/2067 •	2,913	2,949
7.132% due 09/20/2066 ~	4,098	4,210

Government National Mortgage Association, TBA
2.000% due 02/01/2056	15,300	12,672
4.000% due 02/01/2056	43,600	41,178
4.500% due 02/01/2056	40,400	39,328
5.000% due 01/01/2056 - 02/01/2056	62,425	62,239
6.000% due 01/01/2056 - 02/01/2056	62,060	63,229

Uniform Mortgage-Backed Security, TBA
3.000% due 02/01/2056	187,759	165,969
4.000% due 01/01/2056 - 02/01/2056	115,500	109,498
4.500% due 01/01/2056 - 02/01/2056	326,900	318,920
5.000% due 01/01/2056 - 02/01/2056	204,745	204,001
5.500% due 01/01/2056 - 02/01/2056	203,700	206,373
6.000% due 02/01/2056 - 03/01/2056	208,340	213,826

Total U.S. Government Agencies (Cost $1,923,186)		1,913,104

U.S. TREASURY OBLIGATIONS 18.3%

U.S. Treasury Bonds
1.375% due 11/15/2040	75,700	49,167
1.375% due 08/15/2050	21,600	10,626
1.625% due 11/15/2050 (l)	6,800	3,572
1.875% due 02/15/2041	69,000	48,230
1.875% due 02/15/2051	50,280	28,113
1.875% due 11/15/2051	11,825	6,540
2.000% due 02/15/2050	35,800	20,996
2.000% due 08/15/2051	30,125	17,267
2.250% due 05/15/2041	19,000	13,981
2.250% due 08/15/2049	64,989	40,775
2.375% due 11/15/2049 (l)	22,158	14,238
2.375% due 05/15/2051	10,093	6,364
2.500% due 02/15/2045	9,800	6,943
2.750% due 08/15/2047	3,800	2,716
2.875% due 05/15/2049	62,500	44,861
3.000% due 05/15/2042 (l)	2,400	1,932
3.000% due 11/15/2044	155,300	120,151
3.000% due 02/15/2048	9,900	7,370
3.000% due 08/15/2048	4,100	3,037
3.000% due 02/15/2049	17,900	13,191
3.125% due 11/15/2041 (j)	20,500	16,960
3.125% due 08/15/2044	30,300	23,991
3.125% due 05/15/2048 (l)	3,500	2,659
3.375% due 05/15/2044 (j)(l)	10,100	8,339
3.375% due 11/15/2048	17,700	14,009
3.625% due 02/15/2044 (l)	2,900	2,490
3.750% due 08/15/2041	27,700	24,973
3.875% due 05/15/2043 (l)	4,300	3,859
4.000% due 11/15/2042	16,490	15,120
4.250% due 08/15/2054	13,300	12,029
4.375% due 05/15/2041	3,488	3,400
4.375% due 08/15/2043	15,691	14,993
4.500% due 11/15/2054	6,100	5,755
4.625% due 05/15/2044	7,100	6,973
4.625% due 05/15/2054	19,600	18,882
4.875% due 08/15/2045	12,869	12,998

U.S. Treasury Inflation Protected Securities (e)
0.125% due 02/15/2051 (e)	50,651	27,394
0.125% due 02/15/2052 (e)	5,614	2,974
0.250% due 02/15/2050 (e)	13,931	8,030
0.625% due 02/15/2043 (e)	1,841	1,372
0.750% due 02/15/2045 (e)	27,654	20,187
0.875% due 02/15/2047 (e)	5,126	3,700
1.000% due 02/15/2046 (e)	550	415
1.000% due 02/15/2049 (e)	3,235	2,330

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.375% due 02/15/2044 (e)		$3,353	$2,810
1.500% due 02/15/2053 (e)		1,534	1,197
2.125% due 02/15/2054 (e)		14,641	13,169
2.375% due 02/15/2055 (e)		3,199	3,038
1.250% due 04/15/2028 (e)(j)		89,556	89,211

U.S. Treasury Notes
4.250% due 08/15/2035 (l)		711	716

U.S. Treasury STRIPS
0.000% due 08/15/2040 (a)		3,700	1,835
0.000% due 02/15/2041 (a)		2,700	1,300
0.000% due 05/15/2041 (a)		700	332
0.000% due 08/15/2041 (a)		900	421
0.000% due 05/15/2042 (a)		15,100	6,740
0.000% due 08/15/2042 (a)		6,800	2,990

Total U.S. Treasury Obligations (Cost $1,020,799)			837,661

NON-AGENCY MORTGAGE-BACKED SECURITIES 9.6%

Alba PLC
4.065% due 03/17/2039 •	GBP	3,800	5,086

American Home Mortgage Investment Trust
6.700% due 06/25/2036 þ		$11,432	1,561

BAMLL Commercial Mortgage Securities Trust
2.627% due 01/15/2032		5,500	4,874

Banc of America Funding Trust
5.000% due 07/26/2036		19,510	2,707
5.301% due 05/25/2035 ~		73	69
6.000% due 03/25/2037		1,124	872

Banc of America Mortgage Trust
7.022% due 05/25/2033 ~		1	1

BCAP LLC Trust
4.266% due 05/25/2047 •		1,015	990
4.459% due 03/26/2037 þ		67	67

Bear Stearns ALT-A Trust
4.714% due 05/25/2036 ~		1,100	520
4.791% due 09/25/2035 ~		324	173
5.406% due 05/25/2035 ~		267	256

Bear Stearns ARM Trust
4.750% due 01/25/2035 ~		34	32
4.829% due 07/25/2034 ~		145	136
5.125% due 01/25/2035 ~		72	64
5.251% due 04/25/2034 ~		150	134
5.507% due 11/25/2034 ~		341	317
5.734% due 01/25/2034 ~		72	69
5.950% due 02/25/2036 •		10	10
6.373% due 04/25/2033 ~		11	11

Bear Stearns Structured Products, Inc. Trust
3.944% due 12/26/2046 ~		422	336
5.000% due 01/26/2036 ~		487	344

Benchmark Mortgage Trust
3.458% due 03/15/2055		15,000	13,988

CD Mortgage Trust
3.431% due 08/15/2050		5,900	5,825

CFCRE Commercial Mortgage Trust
3.644% due 12/10/2054		1,131	1,128

Chase Home Lending Mortgage Trust
3.250% due 09/25/2063 ~		7,243	6,546

Chase Mortgage Finance Trust
4.391% due 01/25/2036 ~		571	514

CHL Mortgage Pass-Through Trust
4.796% due 11/25/2034 ~		246	237
5.087% due 02/20/2035 ~		36	36
6.224% due 02/20/2036 •		33	29

Citigroup Mortgage Loan Trust, Inc.
4.442% due 05/25/2035 ~		106	102
5.500% due 12/25/2035		1,758	839
6.190% due 09/25/2035 •		515	515
6.480% due 10/25/2035 •		28	28

Countrywide Alternative Loan Trust
4.226% due 09/25/2046 •		4,858	4,801
4.228% due 09/20/2046 •		832	869
4.246% due 05/25/2036 •		549	482
4.846% due 08/25/2035 •		2,197	1,151
6.000% due 03/25/2035		6,880	5,421
6.000% due 02/25/2037		5,554	2,110

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.000% due 08/25/2037		$4,384	$2,552

Cross Mortgage Trust
6.093% due 04/25/2069 þ		3,713	3,751

CSAIL Commercial Mortgage Trust
2.968% due 12/15/2052		7,446	7,056

CSMC Trust
5.265% due 07/15/2038 •		1,500	1,343

Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
4.146% due 03/25/2037 •		1,993	1,913
4.346% due 02/25/2035 •		64	63

DOLP Trust
2.956% due 05/10/2041		20,100	18,083

First Horizon Alternative Mortgage Securities Trust
4.572% due 08/25/2035 ~		707	582

First Horizon Mortgage Pass-Through Trust
4.697% due 10/25/2035 ~		404	367

GreenPoint Mortgage Funding Trust
4.206% due 09/25/2046 •		84	79

GS Mortgage Securities Corp. Trust
2.856% due 05/10/2034		9,079	7,987

GS Mortgage Securities Trust
3.602% due 10/10/2049 ~		3,037	2,744

GS Mortgage-Backed Securities Corp. Trust
2.500% due 06/25/2052 ~		10,522	8,813

GS Mortgage-Backed Securities Trust
2.500% due 01/25/2052 ~		12,707	10,644

GSR Mortgage Loan Trust
4.125% due 11/25/2035 ~		79	69
4.951% due 09/25/2035 ~		301	289

HarborView Mortgage Loan Trust
4.286% due 05/19/2035 •		106	103
4.742% due 07/19/2035 ~		432	321
4.802% due 12/19/2035 ~		1,245	590
5.346% due 10/19/2035 •		1,188	863

Hilton USA Trust
2.828% due 11/05/2035		14,400	12,485

IndyMac INDX Mortgage Loan Trust
3.556% due 06/25/2036 ~		3,882	2,644
4.186% due 01/25/2037 •		1,046	955

JP Morgan Chase Commercial Mortgage Securities Trust
3.916% due 06/10/2042 ~		13,200	12,306
7.235% due 10/05/2040		6,800	7,168

JP Morgan Mortgage Trust
3.500% due 09/25/2052 ~		11,891	10,922
4.167% due 12/26/2037 ~		4,478	3,797
4.263% due 10/25/2036 ~		1,017	727
4.951% due 08/25/2034 ~		284	284
5.739% due 06/25/2035 ~		1	1
5.750% due 01/25/2036		312	136
5.990% due 07/25/2064 ~		1,443	1,457

JP Morgan Resecuritization Trust
4.733% due 05/26/2036 ~		7,551	5,172

Landmark Mortgage Securities No. 3 PLC
4.334% due 04/17/2044 •	GBP	7,966	10,484

Manhattan West Mortgage Trust
2.130% due 09/10/2039		$16,100	15,497

MASTR Adjustable Rate Mortgages Trust
5.319% due 08/25/2034 ~		1,541	1,170

Merrill Lynch Mortgage Investors Trust
5.011% due 04/25/2035 ~		521	475

MFA Trust
2.479% due 03/25/2065 ~		1,300	1,269

Morgan Stanley Mortgage Loan Trust
5.144% due 07/25/2035 ~		800	645

MortgageIT Trust
4.466% due 12/25/2035 •		405	407

MSSG Trust
3.397% due 09/13/2039		17,400	16,624

New Residential Mortgage Loan Trust
3.000% due 03/25/2052 ~		11,691	10,223
6.864% due 10/25/2063 þ		5,309	5,372

Nomura Resecuritization Trust
4.150% due 11/26/2036 •		12,596	11,143

14	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

December 31, 2025

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

OBX Trust
3.000% due 01/25/2052 ~		$12,028	$10,526
6.113% due 03/25/2063 þ		3,868	3,876

One New York Plaza Trust
4.815% due 01/15/2036 •		17,300	16,972

PRET Trust
3.900% due 10/25/2063 ~		2,100	2,038

Prime Mortgage Trust
4.246% due 02/25/2034 •		10	10
4.346% due 02/25/2035 •		150	150

Project Cashmere
4.543% due 12/30/2057 «(b)	AUD	79,800	53,255
5.713% due 12/30/2057 «(b)		2,000	1,335
5.863% due 12/30/2057 «(b)		2,000	1,335
6.163% due 12/30/2057 «(b)		800	534
6.563% due 12/30/2057 «(b)		900	601

RALI Trust
4.046% due 05/25/2037 •		$3,505	3,245
5.225% due 12/25/2035 ~		173	152
6.000% due 09/25/2036		357	288
6.500% due 09/25/2036		3,198	1,255

Residential Asset Securitization Trust
4.296% due 10/25/2035 •		752	434

RFMSI Trust
6.000% due 06/25/2037		1,034	822

SFO Commercial Mortgage Trust
5.014% due 05/15/2038 •		13,680	13,661

STARM Mortgage Loan Trust
5.860% due 02/25/2037 ~		491	421

Structured Adjustable Rate Mortgage Loan Trust
3.892% due 01/25/2035 ~		154	153
4.246% due 04/25/2047 •		561	468
4.566% due 11/25/2035 ~		3,766	2,417

Structured Asset Mortgage Investments II Trust
4.346% due 07/19/2035 •		241	239

Structured Asset Mortgage Investments Trust
4.506% due 09/19/2032 •		2	2

Thornburg Mortgage Securities Trust
5.413% due 06/25/2047 •		1,517	1,337
5.463% due 03/25/2037 •		417	296

Towd Point Mortgage Funding - Granite 6 PLC
4.856% due 07/20/2053 •	GBP	6,116	8,252

Towd Point Mortgage Trust
2.900% due 10/25/2059 ~		$11,336	10,949

UWM Mortgage Trust
2.500% due 12/25/2051 ~		11,869	9,934

Verus Securitization Trust
6.338% due 04/25/2069 þ		2,584	2,615

WaMu Mortgage Pass-Through Certificates Trust
3.410% due 05/25/2037 ~		1,547	1,278
4.127% due 12/25/2036 ~		2,915	2,585
4.140% due 12/25/2036 ~		111	100
4.346% due 02/25/2045 •		3,768	3,658
4.426% due 10/25/2045 •		62	61
4.651% due 07/25/2037 ~		1,787	1,631
5.099% due 01/25/2046 •		308	299

Warwick Finance Residential Mortgages Number Three PLC
0.000% due 12/21/2049	GBP	0	2,054
4.712% due 12/21/2049 •		4,523	6,103
5.412% due 12/21/2049 •		2,259	3,055
5.912% due 12/21/2049 •		1,179	1,585
6.412% due 12/21/2049 •		674	905
6.912% due 12/21/2049 •		674	898

Worldwide Plaza Trust
3.526% due 11/10/2036		$6,000	4,826

Total Non-Agency Mortgage-Backed Securities (Cost $472,858)			439,435

ASSET-BACKED SECURITIES 8.0%

AUTOMOBILE SEQUENTIAL 0.2%

CarMax Auto Owner Trust
4.750% due 10/15/2027		2,072	2,076

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Enterprise Fleet Financing LLC
5.740% due 12/20/2026	$3,004	$3,015

FHF Trust
6.570% due 06/15/2028	222	223

Toyota Auto Loan Extended Note Trust
4.930% due 06/25/2036	4,600	4,710

		10,024

CMBS OTHER 1.1%

ACREC Ltd.
4.999% due 10/16/2036 •	3,171	3,167

Arbor Realty Commercial Real Estate Notes Ltd.
5.434% due 01/15/2037 •	6,100	6,136

AREIT Trust
5.187% due 01/20/2037 •	6,694	6,686
5.978% due 06/17/2039 •	7,972	7,974

KREF Ltd.
5.181% due 02/17/2039 •	7,202	7,212

MF1 LLC
6.366% due 09/17/2037 •	3,126	3,131

MF1 Ltd.
4.929% due 10/16/2036 •	4,177	4,175
5.081% due 02/19/2037 •	9,740	9,742

		48,223

HOME EQUITY OTHER 3.5%

Accredited Mortgage Loan Trust
4.106% due 09/25/2036 •	423	422

ACE Securities Corp. Home Equity Loan Trust
4.086% due 12/25/2036 •	1,769	942
4.146% due 07/25/2036 •	4,544	1,348
4.286% due 08/25/2036 •	9,343	2,128

Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
4.551% due 11/25/2035 •	786	782
4.956% due 03/25/2035 •	4,580	4,541

Argent Securities Trust
4.146% due 07/25/2036 •	15,031	4,066
4.226% due 03/25/2036 •	4,808	2,727

Bear Stearns Asset-Backed Securities I Trust
4.146% due 11/25/2036 •	2,409	2,353
4.166% due 08/25/2036 •	380	372

C-BASS Trust
3.966% due 11/25/2036 •	262	120

Countrywide Asset-Backed Certificates
4.746% due 09/25/2036 •	1,340	1,296

Countrywide Asset-Backed Certificates Trust
4.126% due 06/25/2047 •	4,809	4,414
4.242% due 10/25/2046 þ	8,133	6,940
4.306% due 05/25/2037 •	4,825	4,523

EMC Mortgage Loan Trust
4.586% due 05/25/2040 •	41	41

Fremont Home Loan Trust
3.966% due 01/25/2037 •	53	24
4.461% due 11/25/2035 •	8,837	8,252

GSAA Home Equity Trust
6.500% due 10/25/2037	8,783	4,819

GSAA Trust
5.995% due 03/25/2046 ~	5,422	1,886

GSAMP Trust
4.026% due 06/25/2036 •	2,530	1,403

Home Equity Loan Trust
4.076% due 04/25/2037 •	3,976	3,901

JP Morgan Mortgage Acquisition Corp.
2.664% due 10/25/2035 •	627	621
4.431% due 05/25/2035 •	400	398

JP Morgan Mortgage Acquisition Trust
4.066% due 08/25/2036 •	1,788	1,365
4.326% due 08/25/2036 •	920	705

Long Beach Mortgage Loan Trust
4.166% due 05/25/2036 •	32,900	9,585

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

MASTR Asset-Backed Securities Trust
4.326% due 03/25/2036 •	$3,166	$1,889

Merrill Lynch Mortgage Investors Trust
3.840% due 03/25/2037 þ	3,929	739
4.066% due 07/25/2037 •	2,266	866
4.326% due 08/25/2037 •	2,060	1,015

Morgan Stanley ABS Capital I, Inc. Trust
4.026% due 05/25/2037 •	6,052	5,553
4.146% due 06/25/2036 •	3,439	1,723
4.146% due 07/25/2036 •	5,588	2,036
4.346% due 08/25/2036 •	9,682	4,881

New Century Home Equity Loan Trust
4.731% due 05/25/2034 •	6,427	6,722

Newcastle Mortgage Securities Trust
4.566% due 03/25/2036 •	6,757	6,704

NovaStar Mortgage Funding Trust
4.326% due 11/25/2036 •	2,264	689

Option One Mortgage Loan Trust
3.986% due 03/25/2037 •	3,182	2,948
4.066% due 05/25/2037 •	6,813	4,147

Option One Mortgage Loan Trust Asset-Backed Certificates
4.536% due 11/25/2035 •	5,530	5,386

Ownit Mortgage Loan Trust
4.066% due 09/25/2037 •	1,681	748
4.326% due 09/25/2037 •	8,264	3,677
4.369% due 05/25/2037 •	17,201	14,518

Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
4.971% due 03/25/2035 •	829	822

Renaissance Home Equity Loan Trust
5.285% due 01/25/2037 þ	12,617	3,801

Residential Asset Securities Corporation Trust
4.446% due 02/25/2036 •	1,796	1,784
4.506% due 12/25/2035 •	1,824	1,622

Securitized Asset-Backed Receivables LLC Trust
4.106% due 05/25/2037 •	566	444

SG Mortgage Securities Trust
4.386% due 02/25/2036 •	1,897	947

Soundview Home Loan Trust
4.066% due 02/25/2037 •	7,231	1,921
4.746% due 10/25/2037 •	11,137	8,787

Structured Asset Securities Corp. Mortgage Loan Trust
4.746% due 05/25/2037 •	1,910	1,888

Wachovia Mortgage Loan Trust LLC
4.536% due 10/25/2035 •	3,858	3,613

WaMu Asset-Backed Certificates WaMu Trust
4.146% due 01/25/2037 •	2,358	1,078
4.346% due 04/25/2037 •	4,638	1,693

		162,615

HOME EQUITY SEQUENTIAL 0.0%

JP Morgan Mortgage Acquisition Trust
4.106% due 03/25/2037 •	354	352

Saxon Asset Securities Trust
4.186% due 10/25/2046 •	1,537	1,518

		1,870

WHOLE LOAN COLLATERAL 0.2%

Citigroup Mortgage Loan Trust, Inc.
7.250% due 05/25/2036 þ	2,253	1,113

Lehman XS Trust
4.206% due 06/25/2036 •	169	203

Specialty Underwriting & Residential Finance Trust
4.146% due 11/25/2037 •	10,741	5,958

		7,274

OTHER ABS 3.0%

ARES XLIV CLO Ltd.
5.035% due 04/15/2034 •	8,800	8,803

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	15

Schedule of Investments	PIMCO Total Return Portfolio	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Avoca CLO XXV DAC
2.986% due 10/15/2034 •	EUR	5,000	$5,883

Bain Capital Credit CLO Ltd.
5.007% due 04/22/2035 •		$3,350	3,351
5.042% due 07/17/2035 •		10,250	10,254

Benefit Street Partners CLO XXII Ltd.
5.034% due 04/20/2035 •		7,500	7,501

Cumulus Static CLO DAC
3.264% due 11/15/2033 •	EUR	5,817	6,847

Dryden 54 Senior Loan Fund
5.034% due 10/19/2029 •		$1,586	1,588

Dryden XXVI Senior Loan Fund
5.066% due 04/15/2029 •		496	497

ICG U.S. CLO Ltd.
5.034% due 10/20/2034 •		5,700	5,703

Invesco CLO Ltd.
5.034% due 07/20/2035 •		13,300	13,301

Invesco Euro CLO I DAC
2.659% due 07/15/2031 •	EUR	2,074	2,438

KKR CLO 41 Ltd.
5.235% due 04/15/2035 •		$7,000	7,007

Man GLG Euro CLO V DAC
2.790% due 12/15/2031 •	EUR	1,704	2,004

Marble Point CLO XXII Ltd.
5.078% due 07/25/2034 •		$10,700	10,711

Nelnet Student Loan Trust
4.670% due 06/22/2065		5,638	5,624
5.268% due 06/22/2065 •		4,492	4,530
6.118% due 02/20/2041 •		2,041	2,086
6.640% due 02/20/2041		2,180	2,271

Octagon Investment Partners 39 Ltd.
5.034% due 10/20/2030 •		1,421	1,422

Pagaya AI Debt Trust
6.258% due 10/15/2031		2,491	2,500

Rockford Tower CLO Ltd.
5.084% due 07/20/2035 •		7,050	7,057

Romark CLO V Ltd.
5.095% due 01/15/2035 •		13,000	13,010

T-Mobile U.S. Trust
5.050% due 09/20/2029		9,200	9,258

Venture 33 CLO Ltd.
5.226% due 07/15/2031 •		1,124	1,124

Venture XXVII CLO Ltd.
5.196% due 07/20/2030 •		371	371

			135,141

Total Asset-Backed Securities (Cost $404,943)			365,147

SOVEREIGN ISSUES 10.0%

Australia Government Bonds
2.750% due 06/21/2035	AUD	17,800	10,101

Brazil Government International Bonds
6.125% due 03/15/2034		$9,200	9,314

Brazil Letras do Tesouro Nacional
0.000% due 04/01/2026 (d)	BRL	108,800	19,207

Canada Government Bonds
3.000% due 06/01/2034	CAD	12,700	9,044
3.250% due 12/01/2034		6,311	4,564

Chile Government International Bonds
0.830% due 07/02/2031	EUR	14,400	14,862

CPPIB Capital, Inc.
4.300% due 06/02/2034	CAD	2,000	1,522

Eagle Funding Luxco SARL
5.500% due 08/17/2030		$10,700	10,912

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

European Union
2.875% due 10/05/2029	EUR	17,800	$21,211

Italy Buoni Poliennali Del Tesoro
1.300% due 05/15/2028 (e)		18,654	22,123

Ivory Coast Government International Bonds
5.875% due 10/17/2031		6,200	7,346

Japan Government Forty Year Bonds
2.200% due 03/20/2064	JPY	886,000	4,118

Japan Government Thirty Year Bonds
2.300% due 12/20/2054		1,560,000	7,999
2.400% due 03/20/2055		1,769,400	9,280
2.800% due 06/20/2055		1,240,000	7,087
3.200% due 09/20/2055		530,000	3,281

Japan Government Twenty Year Bonds
2.000% due 12/20/2044		2,040,000	11,333
2.400% due 03/20/2045		1,140,000	6,738

Korea Development Bank
4.642% (SOFRRATE + 0.700%) due 10/23/2026 ~		$1,900	1,911

Kuwait International Government Bonds
4.016% due 10/09/2028		2,500	2,507
4.136% due 10/09/2030		2,500	2,505
4.652% due 10/09/2035		1,900	1,902

Mexico Government International Bonds
3.500% due 09/19/2029	EUR	3,200	3,752
4.500% due 03/19/2034		3,200	3,749
5.125% due 03/19/2038		1,300	1,520
6.000% due 05/07/2036		$2,700	2,743

New South Wales Treasury Corp.
1.750% due 03/20/2034	AUD	7,300	3,777
4.750% due 02/20/2037		1,400	879

Peru Government Bonds
6.850% due 08/12/2035	PEN	9,950	3,192
7.300% due 08/12/2033		98,080	33,299

Peru Government International Bonds
6.150% due 08/12/2032		27,070	8,691
6.950% due 08/12/2031		22,241	7,357

Province of Ontario
3.800% due 12/02/2034	CAD	1,139	833

Province of Quebec
4.450% due 09/01/2034		23,900	18,293

Queensland Treasury Corp.
1.500% due 08/20/2032	AUD	7,300	3,935
4.500% due 08/22/2035		1,800	1,126

Republic of Poland Government International Bonds
5.125% due 09/18/2034		$4,600	4,722

Republic of South Africa Government Bonds
6.250% due 03/31/2036	ZAR	21,300	1,100
7.000% due 02/28/2031		118,900	7,024
8.500% due 01/31/2037		72,600	4,358
8.750% due 01/31/2044		5,390	313
8.750% due 02/28/2048		12,000	699
8.875% due 02/28/2035 (h)		459,180	28,937
9.000% due 01/31/2040		17,900	1,085

Republic of South Africa Government International Bonds
7.100% due 11/19/2036		$3,000	3,225

Romania Government International Bonds
3.624% due 05/26/2030	EUR	14,000	16,206

Saudi Government International Bonds
4.750% due 01/18/2028		$9,700	9,837
4.750% due 01/16/2030		9,200	9,400
5.125% due 01/13/2028		3,200	3,271

Treasury Corp. of Victoria
2.250% due 09/15/2033	AUD	3,500	1,911

U.K. Gilts
0.500% due 10/22/2061	GBP	1,700	601

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.750% due 03/07/2027	GBP	45,000	$60,685
4.375% due 07/31/2054		20,695	24,488

Total Sovereign Issues (Cost $450,924)			459,875

		SHARES
COMMON STOCKS 0.1%

INDUSTRIALS 0.1%

Drillco Holdings Luxembourg SA «(f)		48,286	1,090

Foresea Holdings SA «		142,284	3,210

Total Common Stocks (Cost $3,811)			4,300

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 3.0%

COMMERCIAL PAPER 0.2%

Crown Castle, Inc.
4.150% due 01/20/2026		$11,400	11,373

REPURCHASE AGREEMENTS (g) 2.6%
			116,816

NIGERIA TREASURY BILLS 0.1%
32.258% due 06/11/2026 - 06/29/2026 (c)(d)	NGN	7,295,946	4,605

U.S. TREASURY BILLS 0.1%
3.677% due 03/31/2026 - 04/21/2026 (c)(d)(l)		$2,694	2,669

Total Short-Term Instruments (Cost $133,807)			135,463

Total Investments in Securities (Cost $6,192,659)			5,919,379

		SHARES
INVESTMENTS IN AFFILIATES 4.4%

SHORT-TERM INSTRUMENTS 4.4%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.4%

PIMCO Short Asset Portfolio		17,247,011	169,314

PIMCO Short-Term Floating NAV Portfolio III		3,535,523	34,439

Total Short-Term Instruments (Cost $205,999)			203,753

Total Investments in Affiliates (Cost $205,999)			203,753

Total Investments 133.7% (Cost $6,398,658)			$6,123,132

Financial Derivative Instruments (i)(k) 0.1% (Cost or Premiums, net $23,928)			4,236

Other Assets and Liabilities, net (33.8)%			(1,548,247)

Net Assets 100.0%			$4,579,121

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
«	Security valued using significant unobservable inputs (Level 3).

16	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

December 31, 2025

µ

All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding. See Note 4, Securities and Other Investments, in the Notes to Financial Statements for more information regarding unfunded loan commitments.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only (“IO”) or IO Strip.
(b)	When-issued security.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Zero coupon security.
(e)	Principal amount of security is adjusted for inflation.

(f) RESTRICTED SECURITIES:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Alfa-Bank CJSC 6.330% due 10/21/2026	10/27/2025	$1,078	$1,078	0.02%
Credit Opportunities Partners LLC 6.740% due 03/20/2030	02/20/2025	1,800	1,834	0.04
Dorchester LLC 4.349% due 01/04/2027	12/10/2025	2,222	2,233	0.05
Drillco Holdings Luxembourg SA	06/08/2023	966	1,090	0.02
National Football League 5.480% due 10/05/2028	03/14/2024	2,400	2,455	0.05
Pantheon Senior Debt Secondaries III 6.026% due 03/26/2026	03/18/2025	1,500	1,500	0.03
Project Alpha Investindustrial 4.150% due 02/27/2026	02/28/2025	980	1,111	0.03
Project Fenno TBD%-4.368% due 07/10/2028	07/16/2025	3,394	3,455	0.08
Royal Bank of Scotland International Ltd. 4.660% due 12/16/2028	11/18/2025	5,000	4,996	0.11

		$19,340	$19,752	0.43%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(g) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date		Principal Amount		Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BOS	3.790%	01/02/2026	01/05/2026			$28,400	U.S. Treasury Notes 3.500% due 11/30/2030	$(28,966)	$28,400	$28,400
	3.870	12/31/2025	01/02/2026			27,300	U.S. Treasury Notes 3.875% due 07/31/2030	(27,809)	27,300	27,306
BRC	6.800	12/05/2025	01/09/2026		ZAR	486,941	Republic of South Africa Government Bonds 8.750% due 02/28/2048	(43,433)	29,404	29,558
	6.800	01/09/2026	TBD	(2)		468,841	Republic of South Africa Government Bonds 8.750% due 02/28/2048	(43,433)	28,312	28,312
SAL	3.930	12/31/2025	01/02/2026			$3,400	U.S. Treasury Bills 0.000% due 12/24/2026	(3,470)	3,400	3,401

Total Repurchase Agreements								$(147,111)	$116,816	$116,977

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(3)	Settlement Date	Maturity Date		Amount Borrowed(3)		Payable for Reverse Repurchase Agreements
BOS	3.550%	12/12/2025	03/04/2026			$(449)	$(450)
BRC	6.700	12/05/2025	01/09/2026		ZAR	(486,941)	(29,554)
	6.700	01/09/2026	TBD	(4)		(472,746)	(28,547)

Total Reverse Repurchase Agreements							$(58,551)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (1.7)%
Government National Mortgage Association, TBA	6.000%	01/01/2056	$30,000	$(30,553)	$(30,576)
Uniform Mortgage-Backed Security, TBA	2.000	02/01/2056	60,900	(49,372)	(49,231)

Total Short Sales (1.7)%				$(79,925)	$(79,807)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	17

Schedule of Investments	PIMCO Total Return Portfolio	(Cont.)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of December 31, 2025:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(5)
Global/Master Repurchase Agreement
BOS	$55,706	$(450)	$0	$55,256	$(56,307)	$(1,051)
BRC	57,870	(58,101)	0	(231)	(58,136)	(58,367)
SAL	3,401	0	0	3,401	(3,470)	(69)

Total Borrowings and Other Financing Transactions	$116,977	$(58,551)	$0

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Corporate Bonds & Notes	$0	$0	$(450)	$0	$(450)
Sovereign Issues	0	(29,554)	0	0	(29,554)

Total Borrowings	$0	$(29,554)	$(450)	$0	$(30,004)

Payable for reverse repurchase agreements(6)					$(30,004)

(h)	Securities with an aggregate market value of $29,405 have been pledged as collateral under the terms of the above master agreements as of December 31, 2025.

(1)	Includes accrued interest.
(2)	Open maturity repurchase agreement.
(3)

The average amount of borrowings outstanding during the period ended December 31, 2025 was $(13,526) at a weighted average interest rate of 5.256%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(4)	Open maturity reverse repurchase agreement.
(5)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(6)	Unsettled reverse repurchase agreements liability of $(28,547) is outstanding at period end.

(i) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

WRITTEN OPTIONS:

FUTURE STYLED OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS(1)

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOE U.S. Treasury 10-Year Note February Futures	$ 111.500	01/23/2026	267	$267	$(45)	$(42)
Put - CBOE U.S. Treasury 10-Year Note February Futures	112.000	01/23/2026	102	102	(18)	(32)
Call - CBOE U.S. Treasury 10-Year Note February Futures	113.500	01/23/2026	369	369	(71)	(29)
Put - EUREX Euro-Bund January 2026 Futures	EUR 127.500	01/23/2026	28	28	(14)	(20)
Call - EUREX Euro-Bund January 2026 Futures	130.500	01/23/2026	28	28	(15)	(1)

Total Written Options					$(163)	$(124)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
Australia Government 10-Year Bond March Futures	03/2026	454	$	33,171	$62	$38	$0
Canada Government 10-Year Bond March Futures	03/2026	304		26,780	(313)	0	(66)
Long Guilt March Futures	03/2026	189		23,278	166	40	(18)
U.S. Treasury 2-Year Note March Futures	03/2026	91		19,000	17	0	(6)
U.S. Treasury 5-Year Note March Futures	03/2026	4,668		510,234	(489)	0	(547)
U.S. Treasury 10-Year Note March Futures	03/2026	4,850		545,322	(1,466)	0	(985)

					$(2,023)	$78	$(1,622)

18	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

December 31, 2025

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
Euro-Bund March Futures	03/2026	117	$	(17,541)	$241	$32	$0
U.S. Treasury Long-Term Bond March Futures	03/2026	39		(4,508)	23	9	0
U.S. Treasury Ultra Long-Term Bond March Futures	03/2026	361		(42,598)	722	135	0
U.S. Ultra Treasury 10-Year Note March Futures	03/2026	870		(100,064)	447	163	0

					$1,433	$339	$0

Total Futures Contracts					$(590)	$417	$(1,622)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2025(3)	Notional Amount(4)			Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
											Asset	Liability
Boeing Co.	1.000%	Quarterly	12/20/2027	0.356%	$		4,400	$(195)	$251	$56	$1	$0
Boeing Co.	1.000	Quarterly	12/20/2029	0.532			600	(11)	21	10	0	0
Boeing Co.	1.000	Quarterly	12/20/2030	0.651			21,100	361	(21)	340	4	0
Deutsche Bank	1.000	Quarterly	12/20/2030	0.722		EUR	10,800	108	61	169	6	0
General Electric Co.	1.000	Quarterly	06/20/2026	0.051	$		5,300	36	(11)	25	0	0
Goldman Sachs Group, Inc.	1.000	Quarterly	06/20/2026	0.252			7,000	44	(17)	27	0	0
Oracle Corp.	1.000	Quarterly	06/20/2030	1.367			3,900	86	(142)	(56)	0	(1)
Verizon Communications, Inc.	1.000	Quarterly	06/20/2028	0.392			6,700	(24)	123	99	0	0
Verizon Communications, Inc.	1.000	Quarterly	12/20/2028	0.425			1,700	(4)	32	28	0	0

								$401	$297	$698	$11	$(1)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
									Asset	Liability
CDX.IG-45 5-Year Index	1.000%	Quarterly	12/20/2030	$	3,200	$71	$2	$73	$0	$0

INTEREST RATE SWAPS

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount			Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
											Asset	Liability
Receive(6)	1-Day GBP-SONIO Compounded-OIS	4.500%	Annual	03/18/2056		GBP	4,500	$(88)	$53	$(35)	$0	$(12)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	1.250	Annual	06/18/2032		JPY	9,440,000	(1,744)	2,850	1,106	114	0
Receive	1-Day USD-SOFR Compounded-OIS	3.655	Annual	05/31/2028	$		47,480	0	(198)	(198)	35	0
Receive	1-Day USD-SOFR Compounded-OIS	3.807	Annual	05/31/2028			25,600	0	(220)	(220)	19	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029			70,530	(1,307)	376	(931)	92	0
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	03/04/2030			6,100	(12)	(67)	(79)	8	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2030			56,100	803	(92)	711	84	0
Receive	1-Day USD-SOFR Compounded-OIS	3.585	Annual	10/31/2030			58,120	0	(315)	(315)	92	0
Receive	1-Day USD-SOFR Compounded-OIS	3.664	Annual	10/31/2030			27,500	0	(249)	(249)	44	0
Receive	1-Day USD-SOFR Compounded-OIS	3.689	Annual	10/31/2030			91,500	0	(935)	(935)	145	0
Receive	1-Day USD-SOFR Compounded-OIS	3.722	Annual	10/31/2030			3,200	0	(38)	(38)	5	0
Receive	1-Day USD-SOFR Compounded-OIS	3.727	Annual	10/31/2030			7,400	0	(89)	(89)	12	0
Receive	1-Day USD-SOFR Compounded-OIS	3.732	Annual	10/31/2030			6,300	0	(77)	(77)	10	0
Receive	1-Day USD-SOFR Compounded-OIS	3.739	Annual	10/31/2030			9,400	0	(118)	(118)	15	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	05/15/2032			20,676	(28)	(178)	(206)	37	0
Receive	1-Day USD-SOFR Compounded-OIS	3.717	Annual	08/15/2033			16,930	0	(56)	(56)	33	0
Receive	1-Day USD-SOFR Compounded-OIS	3.899	Annual	03/11/2035			3,600	(12)	(20)	(32)	8	0
Receive	1-Day USD-SOFR Compounded-OIS	3.975	Annual	03/21/2035			4,100	(12)	(51)	(63)	9	0
Receive	1-Day USD-SOFR Compounded-OIS	3.930	Annual	03/24/2035			6,900	(20)	(60)	(80)	16	0
Receive	1-Day USD-SOFR Compounded-OIS	3.884	Annual	03/25/2035			580	(2)	(2)	(4)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.836	Annual	05/02/2035			16,100	(115)	57	(58)	37	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.640	Annual	08/15/2035			5,300	11	43	54	12	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.700	Annual	08/15/2035			5,300	(5)	34	29	12	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.715	Annual	08/15/2035			8,974	23	16	39	20	0
Receive	1-Day USD-SOFR Compounded-OIS	3.551	Annual	09/17/2035			3,100	(9)	71	62	7	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	12/21/2052			69,290	14,008	13,571	27,579	176	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054			112,375	3,182	9,936	13,118	360	0

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	19

Schedule of Investments	PIMCO Total Return Portfolio	(Cont.)

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount			Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
											Asset	Liability
Receive	1-Day USD-SOFR Compounded-OIS	3.500%	Annual	12/18/2054	$		8,680	$133	$850	$983	$28	$0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2055			31,300	2,919	2,139	5,058	97	0
Pay	1-Year BRL-CDI	11.496	Maturity	01/04/2027		BRL	54,600	0	(375)	(375)	0	0
Pay	1-Year BRL-CDI	11.548	Maturity	01/04/2027			218,600	0	(1,454)	(1,454)	0	0
Pay	1-Year BRL-CDI	13.926	Maturity	01/04/2027			16,700	0	(14)	(14)	0	(3)
Pay	1-Year BRL-CDI	13.927	Maturity	01/04/2027			162,000	1	(137)	(136)	0	(26)
Pay	1-Year BRL-CDI	14.009	Maturity	01/04/2027			10,700	0	(5)	(5)	0	0
Receive	1-Year BRL-CDI	13.000	Maturity	01/02/2029			39,500	0	50	50	0	0
Receive	1-Year BRL-CDI	13.017	Maturity	01/02/2029			162,900	0	198	198	1	0
Pay	1-Year BRL-CDI	13.291	Maturity	01/02/2029			89,200	(1)	(83)	(84)	0	(31)
Pay	1-Year BRL-CDI	13.320	Maturity	01/02/2029			9,400	0	(7)	(7)	0	(3)
Pay	1-Year BRL-CDI	13.354	Maturity	01/02/2029			12,900	0	(4)	(4)	0	0
Pay	1-Year BRL-CDI	13.400	Maturity	01/02/2029			118,900	(3)	17	14	0	(1)
Pay	3-Month NZD-BBR	3.750	Semi-Annual	06/15/2027		NZD	49,600	(636)	1,065	429	14	0
Pay	3-Month NZD-BBR	4.250	Semi-Annual	12/21/2027			3,900	3	55	58	2	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/20/2033		AUD	26,500	(326)	200	(126)	0	(17)
Pay(6)	6-Month AUD-BBR-BBSW	4.750	Semi-Annual	12/20/2033			100	(1)	1	0	0	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	03/20/2034			13,900	(396)	305	(91)	0	(11)
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/18/2034			24,000	110	(316)	(206)	0	(27)
Pay	6-Month AUD-BBR-BBSW	4.000	Semi-Annual	03/19/2035			15,500	(17)	(552)	(569)	0	(21)
Pay	6-Month EUR-EURIBOR	0.650	Annual	04/12/2027		EUR	32,000	(174)	(555)	(729)	0	(4)
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/13/2027			27,400	(101)	(306)	(407)	0	(3)
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/18/2027			10,900	(515)	351	(164)	0	(1)
Receive	6-Month EUR-EURIBOR	2.050	Annual	10/05/2029			3,500	0	22	22	2	0
Receive	6-Month EUR-EURIBOR	2.056	Annual	10/05/2029			4,000	0	24	24	3	0
Receive	6-Month EUR-EURIBOR	2.400	Annual	04/09/2030			3,700	(8)	(27)	(35)	2	0
Pay	6-Month EUR-EURIBOR	2.410	Annual	11/05/2034			2,700	(7)	(104)	(111)	0	(4)
Pay	6-Month EUR-EURIBOR	2.460	Annual	03/13/2035			1,600	(4)	(35)	(39)	0	(2)
Pay(6)	6-Month EUR-EURIBOR	2.750	Annual	03/18/2036			21,400	5	(457)	(452)	0	(30)
Receive(6)	6-Month EUR-EURIBOR	3.000	Annual	03/18/2056			20,880	(298)	1,543	1,245	70	0
Pay	28-Day MXN-TIIE	7.750	Lunar	04/01/2030		MXN	64,600	3	14	17	4	0
Receive	CAONREPO	3.500	Semi-Annual	06/01/2032		CAD	46,600	(413)	(794)	(1,207)	27	0
Receive	CAONREPO	3.000	Semi-Annual	06/01/2033			4,800	17	(22)	(5)	3	0
Receive	CAONREPO	2.740	Semi-Annual	06/01/2034			3,400	0	58	58	3	0
Receive	CAONREPO	3.000	Semi-Annual	06/01/2034			25,800	25	47	72	20	0

								$14,989	$25,934	$40,923	$1,679	$(196)

Total Swap Agreements								$15,461	$26,233	$41,694	$1,690	$(197)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of December 31, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability(7)		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$417	$1,690	$2,107	$(124)	$(1,638)	$(197)	$(1,959)

(j)

Securities with an aggregate market value of $74,778 and cash of $10,996 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2025. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)	Future styled option variation margin asset of $1 and liability of $(3) is outstanding at period end.
(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

20	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

December 31, 2025

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(7)	Unsettled variation margin liability of $(16) for closed futures is outstanding at period end.

(k) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	01/2026		$2,893	JPY	449,767	$0	$(20)

BOA	01/2026	INR	3,652		$40	0	(1)
	01/2026	KRW	1,158,418		796	0	(7)
	01/2026	PLN	4,945		1,352	0	(25)
	01/2026	THB	16,233		501	0	(15)
	01/2026	TWD	54,291		1,781	52	0
	01/2026		$1,212	EUR	1,029	0	(2)
	01/2026		3,501	PLN	12,809	67	0
	01/2026		282	TWD	8,901	1	0
	01/2026		1,090	ZAR	18,169	6	0
	02/2026	ILS	4,451		$1,397	0	(1)
	04/2026		$381	MXN	7,028	5	0

BPS	01/2026	AUD	32,520		$21,245	0	(459)
	01/2026	CHF	505		641	3	0
	01/2026	CNH	37,960		5,387	0	(60)
	01/2026	IDR	4,525,312		271	0	0
	01/2026	ILS	7,497		2,305	0	(49)
	01/2026	INR	119,003		1,320	0	(3)
	01/2026	JPY	708,800		4,587	59	0
	01/2026	NZD	8,423		4,786	0	(65)
	01/2026	PLN	6,397		1,753	0	(28)
	01/2026	TWD	184,011		6,052	193	0
	01/2026		$5,808	CNH	40,684	26	0
	01/2026		620	INR	56,011	2	0
	01/2026		4,159	PLN	15,099	47	0
	01/2026		11,105	TWD	348,488	18	(26)
	01/2026		2,420	ZAR	40,352	13	0
	01/2026	ZAR	17,154		$1,025	0	(9)
	02/2026		$1,377	INR	124,089	0	0
	02/2026		3,433	TWD	107,753	0	(7)
	03/2026	TWD	33,142		$1,067	14	0
	04/2026	BRL	16,000		2,801	0	(59)

BRC	01/2026	EUR	1,770		2,054	0	(27)
	01/2026	ILS	1,965		613	0	(4)
	01/2026	JPY	81,700		530	8	0
	01/2026		$732	PLN	2,668	11	0
	01/2026		13,846	TRY	625,166	476	0
	01/2026	ZAR	69,797		$4,037	0	(172)
	02/2026	ILS	1,931		599	0	(7)
	02/2026		$1,049	MXN	19,446	26	0
	02/2026		28,225	TRY	1,284,992	792	0
	03/2026		3,294	MXN	61,007	69	0
	03/2026		4,602	TRY	209,959	61	0

BSH	01/2026	JPY	1,463,551		$9,403	53	0
	01/2026	PEN	27,632		7,809	0	(406)
	02/2026		18,899		5,405	0	(209)
	04/2026	BRL	30,500		5,370	5	(86)
	08/2026	PEN	4,839		1,428	1	0

CBK	01/2026	AUD	15,680		10,406	0	(59)
	01/2026	CAD	254		185	1	(1)
	01/2026	DKK	14,505		2,264	0	(20)
	01/2026	GBP	544		720	0	(14)
	01/2026	NOK	4,453		436	0	(5)
	01/2026	NZD	2,546		1,470	3	0
	01/2026	PEN	17,502		5,173	0	(30)
	01/2026	PLN	32		9	0	0
	01/2026	SEK	2,640		281	0	(6)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	21

Schedule of Investments	PIMCO Total Return Portfolio	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	01/2026	TWD	629,223		$20,731	$697	$0
	01/2026		$1,252	AUD	1,888	8	0
	01/2026		3,760	CNH	26,247	6	0
	01/2026		320	ILS	1,025	1	0
	01/2026		22,509	INR	2,011,531	17	(199)
	01/2026		10,426	NZD	18,015	0	(51)
	01/2026		410	PLN	1,472	0	0
	01/2026		1	THB	23	0	0
	01/2026		2,797	TWD	87,438	2	(15)
	01/2026		916	ZAR	15,679	29	0
	02/2026	ILS	3,526		$1,109	2	0
	02/2026		$85	TWD	2,671	0	0
	03/2026	PEN	1,912		$564	0	(4)
	03/2026	TWD	36,022		1,157	12	0

DUB	01/2026	ILS	3,231		1,004	0	(10)
	01/2026	KRW	2,279,560		1,557	0	(24)
	01/2026	NZD	421		243	1	0
	01/2026		$2,010	ILS	6,411	4	0
	01/2026		6,853	INR	610,334	0	(79)
	01/2026		3,539	KRW	5,199,209	67	0
	01/2026		1,018	ZAR	17,121	14	0
	01/2026	ZAR	108,634		$6,235	0	(316)
	02/2026	ILS	6,410		2,010	0	(3)
	02/2026	PEN	7,719		2,170	0	(123)
	02/2026		$115	TWD	3,606	0	(1)

FAR	01/2026	AUD	57,143		$37,177	0	(960)
	01/2026	CHF	572		714	0	(9)
	01/2026	CNH	18,921		2,688	0	(27)
	01/2026	SGD	20		15	0	0
	01/2026		$1,064	ILS	3,411	7	0
	01/2026		2,551	NZD	4,452	13	0
	01/2026		5,925	PLN	21,660	108	0
	01/2026		1,016	ZAR	17,052	12	0
	01/2026	ZAR	75,329		$4,381	0	(161)
	02/2026	ILS	3,410		1,064	0	(7)

GLM	01/2026	CHF	1,294		1,614	0	(21)
	01/2026	ILS	2,458		761	0	(11)
	01/2026	NGN	45,477		31	0	0
	01/2026		$2,727	CNH	19,223	31	0
	01/2026		32	NGN	45,477	0	0
	01/2026		4,313	PLN	15,756	76	0
	01/2026		528	THB	16,807	6	0
	01/2026	ZAR	56,014		$3,249	0	(129)
	02/2026		$51,113	BRL	280,244	0	(357)
	02/2026		2,025	MXN	37,555	51	0
	03/2026	BRL	292		$53	1	0
	03/2026		$1,554	MXN	28,837	38	0
	04/2026	BRL	62,300		$10,983	30	(182)
	04/2026		$3,235	MXN	59,658	46	0

JPM	01/2026	CNH	78,765		$11,184	0	(118)
	01/2026	ILS	22,563		6,932	0	(152)
	01/2026	INR	113,162		1,271	15	0
	01/2026	KRW	1,512,719		1,054	5	0
	01/2026	NZD	4,076		2,366	18	0
	01/2026	PLN	11,728		3,200	0	(67)
	01/2026		$3,405	CNH	23,916	27	0
	01/2026		2,755	INR	245,329	0	(32)
	01/2026		26,910	MXN	500,492	817	0
	01/2026		4,432	PLN	16,331	117	0
	01/2026	ZAR	20,532		$1,196	0	(42)
	02/2026		$1,054	KRW	1,510,734	0	(7)
	02/2026		1,431	MXN	26,548	36	0
	03/2026		2,099		38,483	25	0
	04/2026		1,205		22,204	16	0

MBC	01/2026	AUD	1,372		$907	0	(8)
	01/2026	CAD	105,446		74,921	0	(1,946)
	01/2026	CHF	796		1,002	0	(4)
	01/2026	GBP	1,545		2,073	0	(10)
	01/2026	JPY	616,847		3,971	30	0
	01/2026	NZD	2,499		1,444	5	0

22	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

December 31, 2025

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	01/2026	SGD	63,766		$49,145	$0	$(494)
	01/2026		$434	INR	39,257	2	0
	01/2026		6,184	NZD	10,777	23	0
	01/2026		1,028	PLN	3,770	22	0
	01/2026		820	THB	26,568	24	0
	01/2026		435	TWD	13,728	2	0
	02/2026		931	MXN	17,233	22	0
	03/2026		875		16,109	14	0
	04/2026		970		17,906	14	0

MYI	01/2026	ILS	6		$2	0	0
	01/2026	PLN	5		1	0	0
	01/2026		$16	JPY	2,486	0	0
	02/2026	ILS	7,019		$2,180	0	(24)
	02/2026	PEN	30,188		8,981	11	0

NGF	01/2026	KRW	3,736,823		2,554	0	(38)
	01/2026		$2,376	KRW	3,487,468	43	0
	03/2026		647	TRY	29,430	8	0

SCX	01/2026	CHF	571		$713	0	(9)
	01/2026	CNH	37,727		5,354	0	(59)
	01/2026	IDR	7,527,141		450	0	(1)
	01/2026	INR	18,199		200	0	(2)
	01/2026	JPY	1,332,610		8,570	56	0
	01/2026	TWD	57,927		1,901	57	0
	01/2026		$1,056	CAD	1,472	17	0
	01/2026		394	INR	35,593	1	0
	11/2026	NGN	88,962		$55	0	0

SOG	01/2026	EUR	130,807		151,443	0	(2,347)
	01/2026	GBP	93,936		123,781	0	(2,839)
	01/2026	JPY	4,247,022		27,155	22	0
	02/2026		$932	MXN	17,242	21	0
	03/2026	MXN	2,607		$139	0	(5)
	03/2026		$0	MXN	7	0	0
	03/2026		305	PEN	1,032	1	0
	06/2026	PEN	22,704		$6,643	0	(70)

UAG	01/2026	CHF	2,386		2,981	0	(34)
	01/2026	PLN	4,939		1,354	0	(22)
	01/2026		$4,359	PLN	15,830	50	0
	01/2026	ZAR	106,414		$6,119	0	(298)
	02/2026		$1,923	MXN	35,622	46	0

Total Forward Foreign Currency Contracts						$4,858	$(13,199)

PURCHASED OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Put - OTC USD versus KRW	KRW	1,415.000	02/19/2026	7,737	$52	$44
	Put - OTC USD versus KRW		1,410.000	02/27/2026	30,357	217	169
	Put - OTC USD versus KRW		1,413.000	02/27/2026	14,843	100	91

BPS	Put - OTC USD versus KRW		1,412.000	02/24/2026	487	3	3

BRC	Put - OTC USD versus KRW		1,412.000	02/24/2026	5,097	35	28

Total Purchased Options						$407	$335

WRITTEN OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Put - OTC USD versus KRW	KRW	1,375.000	02/19/2026	7,737	$(18)	$(11)
	Put - OTC USD versus KRW		1,375.000	02/27/2026	45,200	(120)	(82)

BPS	Put - OTC USD versus KRW		1,372.000	02/24/2026	487	(1)	(1)

BRC	Put - OTC USD versus KRW		1,372.000	02/24/2026	5,097	(11)	(8)

						$(150)	$(102)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	23

Schedule of Investments	PIMCO Total Return Portfolio	(Cont.)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BPS	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.551%	01/05/2026	5,800	$ (14)	$0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.831	01/05/2026	5,800	(14)	(3)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.625	01/08/2026	2,900	(7)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.925	01/08/2026	2,900	(7)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.622	01/29/2026	5,900	(13)	(8)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.882	01/29/2026	5,900	(13)	(17)

FAR	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.580	01/05/2026	6,200	(14)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.860	01/05/2026	6,200	(14)	(1)

GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.548	01/02/2026	5,600	(14)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.848	01/02/2026	5,600	(14)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.578	01/12/2026	5,700	(12)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.878	01/12/2026	5,700	(12)	(6)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.648	01/15/2026	5,800	(16)	(4)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.928	01/15/2026	5,800	(16)	(5)

MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.625	01/08/2026	6,100	(16)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.925	01/08/2026	6,100	(16)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.639	01/12/2026	6,200	(15)	(2)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.919	01/12/2026	6,200	(15)	(3)

NGF	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.498	01/05/2026	7,600	(17)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.798	01/05/2026	7,600	(17)	(11)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.639	01/12/2026	7,800	(18)	(2)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.919	01/12/2026	7,800	(18)	(4)

							$ (312)	$(70)

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price		Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GSC	Call - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 01/01/2056	$	97.375	01/07/2026	17,700	$(48)	$0

Total Written Options						$(510)	$(172)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(2)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2025(3)		Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
										Asset	Liability
BOA	South Africa Government International Bonds	1.000%	Quarterly	12/20/2026	0.266%		$14,400	$(708)	$814	$106	$0

BPS	Colombia Government International Bonds	1.000	Quarterly	06/20/2027	1.075		2,500	(120)	118	0	(2)
	Colombia Government International Bonds	1.000	Quarterly	12/20/2027	1.164		500	(45)	44	0	(1)

BRC	Colombia Government International Bonds	1.000	Quarterly	12/20/2026	0.897		4,900	(225)	231	6	0

CBK	Colombia Government International Bonds	1.000	Quarterly	12/20/2026	0.897		3,000	(148)	152	4	0
	Colombia Government International Bonds	1.000	Quarterly	06/20/2027	1.075		700	(25)	24	0	(1)
	South Africa Government International Bonds	1.000	Quarterly	12/20/2026	0.266		3,500	(169)	195	26	0

DUB	Petroleos Mexicanos «	4.750	Monthly	07/06/2026	—	♦	1,853	0	16	16	0
	Petroleos Mexicanos «	4.850	Monthly	07/06/2026	—	♦	906	0	8	8	0
	South Africa Government International Bonds	1.000	Quarterly	12/20/2026	0.266		5,200	(236)	274	38	0

GST	Colombia Government International Bonds	1.000	Quarterly	06/20/2027	1.075		3,600	(135)	132	0	(3)
	Colombia Government International Bonds	1.000	Quarterly	12/20/2027	1.164		1,600	(143)	138	0	(5)
	Soft Bank Group,Inc.	1.000	Quarterly	06/20/2026	1.706		2,500	(21)	14	0	(7)

JPM	Colombia Government International Bonds	1.000	Quarterly	06/20/2027	1.075		500	(19)	19	0	0

MYC	South Africa Government International Bonds	1.000	Quarterly	12/20/2026	0.266		17,500	(837)	966	129	0

								$(2,831)	$3,145	$333	$(19)

24	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

December 31, 2025

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
								Asset	Liability
BOA	iTraxx Crossover 44 5-Year 35-100% Index	5.000%	Quarterly	12/20/2030	EUR 13,480	$3,036	$141	$3,177	$0

BPS	iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030	9,900	2,272	61	2,333	0

CBK	iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030	10,300	2,339	88	2,427	0

JPM	iTraxx Crossover 42 5-Year 35-100% Index	5.000	Quarterly	12/20/2029	7,828	1,551	36	1,587	0
	iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030	8,010	1,834	54	1,888	0

MYC	iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030	2,290	532	8	540	0

						$11,564	$388	$11,952	$0

Total Swap Agreements						$8,733	$3,533	$12,285	$(19)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of December 31, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(6)
AZD	$0	$0	$0	$0	$(20)	$0	$0	$(20)	$(20)	$0	$(20)
BOA	131	304	3,283	3,718	(51)	(93)	0	(144)	3,574	(3,640)	(66)
BPS	375	3	2,333	2,711	(765)	(30)	(3)	(798)	1,913	(1,999)	(86)
BRC	1,443	28	6	1,477	(210)	(8)	0	(218)	1,259	(910)	349
BSH	59	0	0	59	(701)	0	0	(701)	(642)	625	(17)
CBK	778	0	2,457	3,235	(404)	0	(1)	(405)	2,830	(2,900)	(70)
DUB	86	0	62	148	(556)	0	0	(556)	(408)	307	(101)
FAR	140	0	0	140	(1,164)	(1)	0	(1,165)	(1,025)	1,117	92
GLM	279	0	0	279	(700)	(16)	0	(716)	(437)	524	87
GST	0	0	0	0	0	0	(15)	(15)	(15)	0	(15)
JPM	1,076	0	3,475	4,551	(418)	0	0	(418)	4,133	(4,381)	(248)
MBC	158	0	0	158	(2,462)	0	0	(2,462)	(2,304)	2,669	365
MYC	0	0	669	669	0	(7)	0	(7)	662	(590)	72
MYI	11	0	0	11	(24)	0	0	(24)	(13)	(40)	(53)
NGF	51	0	0	51	(38)	(17)	0	(55)	(4)	0	(4)
SCX	131	0	0	131	(71)	0	0	(71)	60	0	60
SOG	44	0	0	44	(5,261)	0	0	(5,261)	(5,217)	5,264	47
UAG	96	0	0	96	(354)	0	0	(354)	(258)	0	(258)

Total Over the Counter	$4,858	$335	$12,285	$17,478	$(13,199)	$(172)	$(19)	$(13,390)

(l)

Securities with an aggregate market value of $10,506 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2025.

♦	Implied credit spread is not available due to significant unobservable inputs being used in the fair valuation.
(1)	Notional Amount represents the number of contracts.
(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	25

Schedule of Investments	PIMCO Total Return Portfolio	(Cont.)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Statement of Assets and Liabilities as of December 31, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$417	$417
Swap Agreements	0	11	0	0	1,679	1,690

	$0	$11	$0	$0	$2,096	$2,107

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$4,858	$0	$4,858
Purchased Options	0	0	0	335	0	335
Swap Agreements	0	12,285	0	0	0	12,285

	$0	$12,285	$0	$5,193	$0	$17,478

	$0	$12,296	$0	$5,193	$2,096	$19,585

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$124	$124
Futures	0	0	0	0	1,638	1,638
Swap Agreements	0	1	0	0	196	197

	$0	$1	$0	$0	$1,958	$1,959

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$13,199	$0	$13,199
Written Options	0	0	0	102	70	172
Swap Agreements	0	19	0	0	0	19

	$0	$19	$0	$13,301	$70	$13,390

	$0	$20	$0	$13,301	$2,028	$15,349

The effect of Financial Derivative Instruments on the Statement of Operations for the period ended December 31, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$2,589	$2,589
Futures	0	0	0	0	24,458	24,458
Swap Agreements	0	1,521	0	0	12,046	13,567

	$0	$1,521	$0	$0	$39,093	$40,614

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(5,297)	$0	$(5,297)
Purchased Options	0	0	0	(777)	(2,497)	(3,274)
Written Options	0	148	0	0	6,829	6,977
Swap Agreements	0	2,837	0	0	0	2,837

	$0	$2,985	$0	$(6,074)	$4,332	$1,243

	$0	$4,506	$0	$(6,074)	$43,425	$41,857

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$72	$72
Futures	0	0	0	0	4,155	4,155
Swap Agreements	0	(756)	0	0	551	(205)

	$0	$(756)	$0	$0	$4,778	$4,022

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(18,187)	$0	$(18,187)
Purchased Options	0	0	0	(266)	515	249
Written Options	0	0	0	48	161	209
Swap Agreements	0	629	0	0	0	629

	$0	$629	$0	$(18,405)	$676	$(17,100)

	$0	$(127)	$0	$(18,405)	$5,454	$(13,078)

26	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

December 31, 2025

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of December 31, 2025 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2025
Investments in Securities, at Value
Loan Participations and Assignments	$0	$3,386	$31,539	$34,925
Corporate Bonds & Notes
Banking & Finance	0	881,596	9,189	890,785
Industrials	0	567,207	2,455	569,662
Utilities	0	240,731	0	240,731
Municipal Bonds & Notes
Illinois	0	6,530	0	6,530
Louisiana	0	7,142	0	7,142
Texas	0	8,188	0	8,188
West Virginia	0	6,431	0	6,431
U.S. Government Agencies	0	1,913,104	0	1,913,104
U.S. Treasury Obligations	0	837,661	0	837,661
Non-Agency Mortgage-Backed Securities	0	382,375	57,060	439,435
Asset-Backed Securities
Automobile Sequential	0	10,024	0	10,024
CMBS Other	0	48,223	0	48,223
Home Equity Other	0	162,615	0	162,615
Home Equity Sequential	0	1,870	0	1,870
Whole Loan Collateral	0	7,274	0	7,274
Other ABS	0	135,141	0	135,141
Sovereign Issues	0	459,875	0	459,875
Common Stocks
Industrials	0	0	4,300	4,300
Short-Term Instruments
Commercial Paper	0	11,373	0	11,373
Repurchase Agreements	0	116,816	0	116,816
Nigeria Treasury Bills	0	4,605	0	4,605
U.S. Treasury Bills	0	2,669	0	2,669

	$0	$5,814,836	$104,543	$5,919,379

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2025
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$203,753	$0	$0	$203,753

Total Investments	$203,753	$5,814,836	$104,543	$6,123,132

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(79,807)	$0	$(79,807)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	110	1,997	0	2,107
Over the counter	0	17,454	24	17,478

	$110	$19,451	$24	$19,585

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(105)	(1,838)	0	(1,943)
Over the counter	0	(13,390)	0	(13,390)

	$(105)	$(15,228)	$0	$(15,333)

Total Financial Derivative Instruments	$5	$4,223	$24	$4,252

Totals	$203,758	$5,739,252	$104,567	$6,047,577

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended December 31, 2025:

Category and Subcategory	Beginning Balance at 12/31/2024	Net Purchases(1)	Net Sales/ Settlements(1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2025	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2025(2)
Investments in Securities, at Value
Loan Participations and Assignments	$12,976	$22,726	$(2,316)	$4	$(42)	$603	$0	$(2,412)	$31,539	$418
Corporate Bonds & Notes
Banking & Finance	2,299	9,140	(2,300)	0	0	50	0	0	9,189	48
Industrials	3,646	0	(1,279)	0	0	88	0	0	2,455	48
Non-Agency Mortgage-Backed Securities	0	55,904	0	0	0	1,156	0	0	57,060	1,154
Common Stocks
Industrials	4,788	0	0	0	0	(488)	0	0	4,300	(487)

	$23,709	$87,770	$(5,895)	$4	$(42)	$1,409	$0	$(2,412)	$104,543	$1,181

Financial Derivative Instruments - Assets
Over the counter	$0	$10	$0	$0	$0	$14	$0	$0	$24	$14

Totals	$23,709	$87,780	$(5,895)	$4	$(42)	$1,423	$0	$(2,412)	$104,567	$1,195

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	27

Schedule of Investments	PIMCO Total Return Portfolio	(Cont.)	December 31, 2025

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 12/31/2025	Valuation Technique	Unobservable Inputs	(% Unless Noted Otherwise)
				Input Value(s)	Weighted Average
Investments in Securities, at Value
Loan Participations and Assignments	$22,602	Discounted Cash Flow	Discount Rate	3.940-6.670	5.368
	6,273	Indicative Market Quotation	Broker Quote	95.550	—
	2,233	Recent Transaction	Purchase Price	100.000	—
	431	Third Party Vendor	Broker Quote	100.250	—
Corporate Bonds & Notes
Banking & Finance	9,189	Discounted Cash Flow	Discount Rate	4.690-6.230	5.187
Industrials	2,455	Discounted Cash Flow	Discount Rate	4.500-4.640	4.570
Non-Agency Mortgage-Backed Securities	57,060	Recent Transaction	Purchase Price	100.000	—
Common Stocks
Industrials	4,300	Indicative Market Quotation	Broker Quote	$22.563	—

Financial Derivative Instruments - Assets
Over the counter	24	Indicative Market Quotation	Broker Quote	0.497-0.524	0.506

Total	$104,567

(1)

Net Purchases and Settlements for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2025 may be due to an investment no longer held or categorized as Level 3 at period end.

28	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Notes to Financial Statements	December 31, 2025

1. ORGANIZATION

PIMCO Variable Insurance Trust (the “Trust”) is a Delaware statutory trust established under a trust instrument dated October 3, 1997. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans. Information presented in these financial statements pertains to the Institutional Class, Administrative Class and Advisor Class shares of the PIMCO Total Return Portfolio (the “Portfolio”) offered by the Trust. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Portfolio.

Hereinafter, the Board of Trustees of the Portfolio shall be collectively referred to as the “Board.”

The Portfolio has adopted the Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the standard impacted financial statement disclosures only and did not affect the Portfolio’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and to assess its performance, and has discrete financial information available. The Officers, as listed in the Management of the Trust section of the most recent Statement of Additional Information, act as the Portfolio’s CODM. The Portfolio represents a single operating segment, as the CODM monitors the operating results of the Portfolio as a whole and the Portfolio’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Portfolio’s portfolio managers as a team. The financial information in the form of the Portfolio’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Portfolio’s comparative benchmarks and to make resource allocation decisions for the Portfolio’s single segment, is consistent with that presented within the Portfolio’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Portfolio is treated as an investment company under the reporting requirements of U.S. GAAP, including but not limited to ASC 946. The functional and reporting currency for the Portfolio is the U.S. dollar. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statement of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Statement of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	29

Notes to Financial Statements	(Cont.)

obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable. A debt obligation may be granted, in certain situations, a contractual or non-contractual forbearance for interest payments that are expected to be paid after agreed upon pay dates.

(b) Foreign Currency Translation The market values of foreign securities, currency holdings and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Portfolio does not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) from investments on the Statement of Operations. The Portfolio may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains (losses) arising from sales of spot foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Statement of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Statement of Operations.

(c) Multi-Class Operations Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains (losses) are allocated daily based on the relative net assets of each class of the Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees. Under certain circumstances, the per share net asset value (“NAV”) of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(d) Distributions to Shareholders Distributions from net investment income, if any, are declared daily and distributed to shareholders monthly. In addition, the Portfolio distributes any net capital gains it earns from the sale of portfolio securities to shareholders no less frequently than annually. The Portfolio may revise its distribution policy or postpone the payment of distributions at any time.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income distributions and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Separately, if the Portfolio determines or estimates, as applicable, that a portion of a distribution may be comprised of amounts from sources other than net investment income in accordance with its policies, accounting records (if applicable) and accounting practices, the Portfolio will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. For these purposes, the Portfolio determines or estimates, as applicable, the source or sources from which a distribution is paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is determined or estimated, as applicable, that a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between the Portfolio’s daily internal accounting records and practices, the Portfolio’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, the Portfolio’s internal accounting records and practices may take into account, among other factors, tax-related characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include but are not limited to, for certain funds, the treatment of periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible that the Portfolio may not issue a Section 19 Notice in situations where the Portfolio’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional

30	PIMCO VARIABLE INSURANCE TRUST

December 31, 2025

information regarding the estimated composition of distributions. Final determination of a distribution’s tax character will be provided to shareholders when such information is available.

Distributions classified as a tax basis return of capital at the Portfolio’s fiscal year end, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital on the Statement of Assets and Liabilities. In addition, other amounts have been reclassified between distributable earnings (accumulated loss) and paid in capital on the Statement of Assets and Liabilities to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(e) New Accounting Pronouncements and Regulatory Updates In September 2023, the U.S. Securities and Exchange Commission (“SEC”) adopted amendments to Rule 35d-1 under the Act, which governs fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. Changes to a fund’s calculation methodology for derivatives instruments for purposes of Rule 35d-1 consistent with such amendments and applicable regulatory interpretations thereof will not constitute a change to a fund’s policy adopted pursuant to Rule 35d-1 and will not require notice or shareholder approval. The amendments became effective December 11, 2023. On March 14, 2025, the SEC extended the compliance date from December 11, 2025 to June 11, 2026 for fund groups with $1 billion or more in net assets and modified the operation of the compliance dates to allow for compliance based on the timing of certain annual disclosure and reporting obligations that are tied to a fund’s fiscal year-end. At this time, management is evaluating the implications of these changes on the financial statements.

In December 2023, FASB issued ASU 2023-09, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. Management has implemented changes in connection with the amendments and where applicable included additional disclosure in the Notes to Financial Statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The NAV of the Portfolio’s shares, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Portfolio or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Portfolio’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolio or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Portfolio may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Portfolio generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Portfolio may calculate its NAV as of the NYSE Close for such day or such other time that the Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange or the NYSE Close if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	31

Notes to Financial Statements	(Cont.)

Board has designated PIMCO as the valuation designee (“Valuation Designee”) for the Portfolio to perform the fair value determination relating to all Portfolio investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of portfolio investments. The Valuation Designee may value portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, exchange-traded funds (“ETFs”), exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures, are valued at the settlement price determined by the relevant exchange. Swap agreements and swaptions are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Portfolio’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Portfolio may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Portfolio’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio’s next calculated NAV. An alternative exchange rate may be obtained from a Pricing Source or an exchange rate may otherwise be determined if believed to be more reflective of the rates at which the Portfolio may transact.

Whole loans may be fair valued using inputs that take into account borrower- or loan-level data (e.g., credit risk of the borrower) that is updated periodically throughout the life of each individual loan; any new borrower- or loan-level data received in written reports periodically by the Portfolio normally will be taken into account in calculating the NAV. The Portfolio’s whole loan investments, including those originated by the Portfolio or through an alternative lending platform, generally are fair valued by the Valuation Designee in accordance with procedures approved by the Board.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and procedures are intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would

32	PIMCO VARIABLE INSURANCE TRUST

December 31, 2025

be realized if the securities were sold. The Portfolio’s use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Frequent or Excessive Purchases, Exchanges and Redemptions” section in the Portfolio’s prospectus.

Under certain circumstances, the per share NAV of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

∎	Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

∎	Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by pricing services or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain

(loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between fair value Levels of the Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to

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Notes to Financial Statements	(Cont.)

market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Adviser may elect to obtain Broker Quotes directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

The Discounted Cash Flow model is based on future cash flows generated by the investment and may be normalized based on expected investment performance. Future cash flows are discounted to present value using an appropriate rate of return, typically calibrated to the initial transaction date and adjusted based on Capital Asset Pricing Model and/or other market-based inputs. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Securities may be valued based on purchase prices of privately negotiated transactions. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

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4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

The Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. A complete schedule of portfolio holdings for each affiliate fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available at the SEC’s website at www.sec.gov. A copy of each affiliate fund’s shareholder report is also available at the SEC’s website at www.sec.gov, on the Portfolio’s website at www.pimco.com, or upon request, as applicable. The tables below show the Portfolio’s transactions in and earnings from investments in the affiliated funds for the period ended December 31, 2025 (amounts in thousands†):

Investment in PIMCO Short Asset Portfolio

Market Value 12/31/2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 12/31/2025	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$160,904	$8,020	$0	$0	$390	$169,314	$8,023	$0

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 12/31/2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 12/31/2025	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$32,102	$643,628	$(641,300)	$7	$2	$34,439	$1,529	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(b) Investments in Securities

The Portfolio may utilize the investments and strategies described below to the extent permitted by the Portfolio’s investment policies.

Delayed-Delivery Transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, the Portfolio will designate or receive as collateral liquid assets in an amount sufficient to meet the purchase price or respective obligations. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. The Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain (loss). When the Portfolio has sold a security on a delayed-delivery basis, the Portfolio does not participate in future gains (losses) with respect to the security.

Inflation-Indexed Bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury Inflation-Protected Securities (“TIPS”). For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Loans and Other Indebtedness, Loan Participations and Assignments are direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental or other borrowers. The Portfolio’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties or investments in or originations of loans by the Portfolio. A loan is often administered by a bank or other financial institution (the “agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan

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Notes to Financial Statements	(Cont.)

agreement. The Portfolio may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When the Portfolio purchases assignments from agents it acquires direct rights against the borrowers of the loans. These loans may include participations in bridge loans, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high yield bonds issued for the purpose of acquisitions.

The types of loans and related investments in which the Portfolio may invest include, among others, senior loans, subordinated loans (including second lien loans, B-Notes and mezzanine loans), whole loans, commercial real estate and other commercial loans and structured loans. The Portfolio may originate loans or acquire direct interests in loans through primary loan distributions and/or in private transactions. In the case of subordinated loans, there may be significant indebtedness ranking ahead of the borrower’s obligation to the holder of such a loan, including in the event of the borrower’s insolvency. Mezzanine loans are typically secured by a pledge of an equity interest in the mortgage borrower that owns the real estate rather than an interest in a mortgage.

Investments in loans may include unfunded loan commitments, which are contractual obligations for funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Portfolio to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the committed amount may not be utilized by the borrower. When investing in a loan participation, the Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only upon receipt of payments by the agent from the borrower. The Portfolio may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, the Portfolio may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statement of Operations. Unfunded loan commitments, if any, are reflected as a liability on the Statement of Assets and Liabilities.

Mortgage-Related and Other Asset-Backed Securities directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are interests in pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal payments. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including, but not limited to, auto loans, accounts receivable such as credit card receivables and hospital account receivables, home equity loans, student loans, boat loans, mobile home loans, recreational vehicle loans, manufactured housing loans, aircraft leases, computer leases, syndicated bank loans, peer-to-peer loans and litigation finance loans. The Portfolio may invest in any level of the capital structure of an issuer or mortgage-backed or asset-backed securities, including the equity or “first loss” tranche.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs, CLOs and other CDOs are types of asset-backed securities. A CBO is a trust which is often backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. Other CDOs are trusts backed by other types of assets representing obligations of various parties. For CBOs, CLOs and other CDOs, the cash flows from the trust are split into portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche which bears the first loss from any defaults from the bonds or loans in the trust, although more senior tranches may also bear losses. Since they are partially protected from defaults, senior tranches from a CBO trust, CLO trust or trust of another CDO typically have higher ratings and lower yields than their underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CBO, CLO or other CDO tranches can experience substantial losses due to actual defaults, downgrades of the underlying

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collateral by rating agencies, forced liquidation of the collateral pool due to a failure of coverage tests, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CBO, CLO or other CDO securities as a class. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Portfolio invests. In addition to the normal risks associated with fixed income securities discussed elsewhere in this report and the Portfolio’s prospectus and statement of additional information (e.g., prepayment risk, credit risk, liquidity risk, market risk, structural risk, legal risk and interest rate risk (which may be exacerbated if the interest rate payable on a structured financing changes based on multiples of changes in interest rates or inversely to changes in interest rates)), CBOs, CLOs and other CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) risks related to the capability of the servicer of the securitized assets, (iv) the risk that the Portfolio may invest in CBOs, CLOs, or other CDOs that are subordinate to other classes, (v) the structure and complexity of the transaction and the legal documents may not be fully understood at the time of investment and could lead to disputes with the issuer or among investors regarding the characterization of proceeds or unexpected investment results, and (vi) the CDO’s manager may perform poorly.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Stripped Mortgage-Backed Securities (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. An SMBS will have one class that will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the Statement of Operations. Because no principal will be received at the maturity of an IO class, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statement of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Perpetual Bonds are fixed income securities with no maturity date but pay a coupon in perpetuity (with no specified ending or maturity date). Unlike typical fixed income securities, there is no obligation for perpetual bonds to repay principal. The coupon payments, however, are mandatory. While perpetual bonds have no maturity date, they may have a callable date in which the perpetuity is eliminated and the issuer may return the principal received on the specified call date. Additionally, a perpetual bond may have additional features, such as interest rate increases at periodic dates or an increase as of a predetermined point in the future.

Restricted Investments are subject to legal or contractual restrictions on resale and may generally be sold privately, but may be required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933, as amended. Disposal of restricted investments may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted investments held by the Portfolio as of December 31, 2025, as applicable, are disclosed in the Notes to Schedule of Investments.

Securities Issued by U.S. Government Agencies or Government-Sponsored Enterprises are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. The U.S. Government does not guarantee the net asset value of the Portfolio’s shares. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks, credit unions and mortgage bankers.

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Notes to Financial Statements	(Cont.)

Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC is a government sponsored corporation that issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

In June 2019, FNMA and FHLMC started issuing Uniform Mortgage-Backed Securities in place of their current offerings of TBA-eligible securities (the “Single Security Initiative”). The Single Security Initiative seeks to support the overall liquidity of the TBA market and aligns the characteristics of FNMA and FHLMC certificates. The long-term effects that the Single Security Initiative may have on the market for TBA and other mortgage-backed securities are uncertain.

Roll-timing strategies can be used where the Portfolio seeks to extend the expiration or maturity of a position, such as a TBA security on an underlying asset, by closing out the position before expiration and contemporaneously opening a new position with respect to substantially the same underlying asset with a later expiration date. TBA securities purchased or sold are reflected on the Statement of Assets and Liabilities as an asset or liability, respectively. Recently finalized FINRA rules include mandatory margin requirements for the TBA market that require the Portfolio to post collateral in connection with its TBA transactions. There is no similar requirement applicable to the Portfolio’s TBA counterparties. The required collateralization of TBA trades could increase the cost of TBA transactions to the Portfolio and impose added operational complexity.

Separate Trading of Registered Interest and Principal of Securities (“STRIPS”) are U.S. Treasury fixed income securities in which the principal is separated, or stripped, from the interest and each takes the form of zero coupon securities. A STRIP is sold at a significant discount to face value and offers no interest payments; rather, investors receive payment at maturity. Zero coupon securities do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities.

When-Issued Transactions are purchases or sales made on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Transactions to purchase or sell securities on a when-issued basis involve a commitment by the Portfolio to purchase or sell these securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. The Portfolio may sell when-issued securities before they are delivered, which may result in a realized gain (loss).

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may enter into the borrowings and other financing transactions described below to the extent permitted by the Portfolio’s investment policies.

The following disclosures contain information on the Portfolio’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Portfolio. The location of these instruments in the Portfolio’s financial statements is described below.

(a) Repurchase Agreements Under the terms of a typical repurchase agreement, the Portfolio purchases an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. In an open maturity repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Portfolio or counterparty at any time. The underlying securities for all repurchase agreements are held by the Portfolio’s custodian or designated subcustodians (in the case of tri-party repurchase agreements). Traditionally, the Portfolio has used bilateral repurchase agreements wherein the underlying securities will be held by the Portfolio’s custodian. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, if any, including accrued interest, are included on the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations. In periods of increased demand for collateral, the Portfolio may pay a fee for the receipt of collateral, which may result in interest expense to the Portfolio.

(b) Reverse Repurchase Agreements In a reverse repurchase agreement, the Portfolio delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. In an open maturity reverse repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Portfolio or counterparty at any time. The Portfolio is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Portfolio to counterparties are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made by the Portfolio to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the

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Portfolio. The Portfolio will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under reverse repurchase agreements.

(c) Sale-Buybacks A sale-buyback financing transaction consists of a sale of a security by the Portfolio to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Portfolio is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by the Portfolio are reflected as a liability on the Statement of Assets and Liabilities. The Portfolio will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, the Portfolio would have otherwise received had the security not been sold and (ii) the negotiated financing terms between the Portfolio and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statement of Operations. Interest payments based upon negotiated financing terms made by the Portfolio to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The Portfolio will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under sale-buyback transactions.

(d) Short Sales Short sales are transactions in which the Portfolio sells a security that it does not own in anticipation that the market price of that security will decline. The Portfolio may make short sales of securities: (i) to offset potential declines in long positions in similar securities, (ii) to increase the flexibility of the Portfolio, (iii) for investment return, (iv) as part of a risk arbitrage strategy, and (v) as part of its overall portfolio management strategies involving the use of derivative instruments. When the Portfolio makes a short sale, it will often borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Portfolio will ordinarily have to pay a fee or premium to borrow a security and be obligated to repay the lender of the security any dividend or interest that accrues on the security during the period of the loan. Securities sold in short sale transactions and the dividend or interest payable on such securities, if any, are reflected as payable for short sales on the Statement of Assets and Liabilities. Short sales expose the Portfolio to the risk that it will be required to cover its short position at a time when the security or other asset has appreciated in value, thus resulting in losses to the Portfolio. A short sale is “against the box” if the Portfolio holds in its portfolio or has the right to acquire the security sold short, or securities identical to the security sold short, at no additional cost. The Portfolio will be subject to additional risks to the extent that it engages in short sales that are not “against the box.” The Portfolio’s loss on a short sale could theoretically be unlimited in cases where the Portfolio is unable, for whatever reason, to close out its short position.

(e) Interfund Lending In accordance with an exemptive order (the “Order”) from the SEC, each Portfolio of the Trust may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Portfolio’s investment policies and restrictions. Each Portfolio is currently permitted to borrow under the Interfund Lending Program. A lending portfolio may lend in aggregate up to 15% of its current net assets at the time of the interfund loan, but may not lend more than 5% of its net assets to any one borrowing portfolio through the Interfund Lending Program. A borrowing portfolio may not borrow through the Interfund Lending Program or from any other source if its total outstanding borrowings immediately after the borrowing would be more than 33 1/3% of its total assets (or any lower threshold provided for by the portfolio’s investment restrictions). If a borrowing portfolio’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interfund loan rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending portfolio and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended December 31, 2025, the Portfolio did not participate in the Interfund Lending Program.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The Portfolio may enter into the financial derivative instruments described below to the extent permitted by the Portfolio’s investment policies.

The following disclosures contain information on how and why the Portfolio uses financial derivative instruments, and how financial derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are

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Notes to Financial Statements	(Cont.)

included in a table in the Notes to Schedule of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Schedule of Investments, serve as indicators of the volume of financial derivative activity for the Portfolio.

(a) Forward Foreign Currency Contracts may be engaged, in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily, and the change in value is recorded by the Portfolio as an unrealized gain (loss). Realized gains (losses) are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain (loss) reflected on the Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

(b) Futures Contracts are agreements to buy or sell a security or other asset for a set price on a future date and are traded on an exchange. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by the Portfolio (“Futures Variation Margin”). Futures Variation Margins, if any, are disclosed within centrally cleared financial derivative instruments on the Statement of Assets and Liabilities. Gains (losses) are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the Futures Variation Margin included within exchange traded or centrally cleared financial derivative instruments on the Statement of Assets and Liabilities.

(c) Options Contracts may be written or purchased to enhance returns or to hedge an existing position or future investment. The Portfolio may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put, an amount equal to the premium received is recorded and subsequently marked to market to reflect the current value of the option written. These amounts are included on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain (loss). Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (“call”) or purchased (“put”) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included as an asset on the Statement of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) when the underlying transaction is executed.

Barrier Options (“Barrier Options”) are options, which may be written or purchased, with non-standard payout structures or other features. Barrier Options are generally traded OTC. The Portfolio may invest in various types of Barrier Options including down-and-in, down-and-out and up-and-in options. Down-and-in and up-and-in options are similar to standard options, except that the option expires worthless to the purchaser of the option if the price of the underlying instrument does,

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or does not, reach a specific barrier price level prior to the option’s expiration date. Down-and-out options expire worthless to the purchaser of the option if the price of the underlying instrument reaches a specific barrier price level prior to the option’s expiration date.

Credit Default Swaptions may be written or purchased to hedge exposure to the credit risk of an investment without making a commitment to the underlying instrument. A credit default swaption is an option to sell or buy credit protection on a specific reference by entering into a pre-defined swap agreement by some specified date in the future.

Foreign Currency Options may be written or purchased to be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

Interest Rate Swaptions may be written or purchased to enter into a pre-defined swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Options on Exchange-Traded Futures Contracts (“Futures Option”) may be written or purchased to hedge an existing position or future investment, for speculative purposes or to manage exposure to market movements. A Futures Option is an option contract in which the underlying instrument is a single futures contract.

Options on Securities may be written or purchased to enhance returns or to hedge an existing position or future investment. An option on a security uses a specified security as the underlying instrument for the option contract.

(d) Swap Agreements are bilaterally negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). The Portfolio may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Centrally Cleared Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Statement of Operations. Daily changes in valuation of centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared financial derivative instruments on the Statement of Assets and Liabilities. Centrally Cleared and OTC swap payments received or paid at the beginning of the measurement period are included on the Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gain (loss) on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain (loss) on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gain (loss) on the Statement of Operations.

For purposes of applying certain of the Portfolio’s investment policies and restrictions, swap agreements, like other derivative instruments, may be valued by the Portfolio at market value, notional value or full exposure value. In the case of a credit default swap, in applying certain of the Portfolio’s investment policies and restrictions, the Portfolio will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of the Portfolio’s other investment policies and restrictions. For example, the Portfolio may value credit default swaps at full exposure value for purposes of the Portfolio’s credit quality guidelines (if any) because such value in general better reflects the Portfolio’s actual economic exposure during the term of the credit default swap agreement. As a result, the Portfolio may, at times, have notional exposure to an asset class (before netting) that is greater or lesser than the stated limit or restriction noted in the Portfolio’s prospectus. In this context, both the notional amount and the market value may be positive or negative depending on whether the Portfolio is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by the Portfolio for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

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Notes to Financial Statements	(Cont.)

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may fail to perform or meet an obligation or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates or the values of the asset upon which the swap is based.

The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk may be mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral to the Portfolio to cover the Portfolio’s exposure to the counterparty.

To the extent the Portfolio has a policy to limit the net amount owed to or to be received from a single counterparty under existing swap agreements, such limitation only applies to counterparties to OTC swaps and does not apply to centrally cleared swaps where the counterparty is a central counterparty or derivatives clearing organization.

Credit Default Swap Agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues are entered into to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the swap agreement, undergoes a certain credit event. As a seller of protection on credit default swap agreements, the Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap.

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

Credit default swap agreements on credit indexes involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indexes are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indexes may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets and/or various credit ratings within each sector. Credit indexes are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indexes changes periodically, usually every six months, and for most indexes, each name has an equal weight in the index. Credit default swaps on credit indexes may be used to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indexes are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on

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corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues as of period end, if any, are disclosed in the Notes to Schedule of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indexes, the quoted market prices and resulting values, as well as the annual payment rate, serve as an indication of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Portfolio as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which the Portfolio is the seller of protection are disclosed in the Notes to Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or entities.

Interest Rate Swap Agreements may be entered into to help hedge against interest rate risk exposure as the value of the fixed rate bonds that the Portfolio holds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Portfolio with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

7. PRINCIPAL AND OTHER RISKS

(a) Principal Risks

The principal risks of investing in the Portfolio, which could adversely affect its net asset value, yield and total return, are listed below. Please see “Description of Principal Risks” in the Portfolio’s prospectus for a more detailed description of the risks of investing in the Portfolio.

Interest Rate Risk is the risk that fixed income securities will fluctuate in value due to changes in interest rates; a portfolio with a longer average portfolio duration will be more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration. Factors such as government policy, inflation, the economy, and market for bonds can impact interest rates and yields.

Call Risk is the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons including declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality. If an issuer calls a security that the Portfolio has invested in, the Portfolio may not recoup the full amount of its initial investment or may not realize the full anticipated earnings from the investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Credit Risk is the risk that the Portfolio could experience losses if the issuer or guarantor of a fixed income security, the counterparty to a derivative contract, or the issuer or guarantor of collateral, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

High Yield Risk is the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of market, credit, call and liquidity risks. High yield securities are considered primarily speculative by rating agencies with respect to the issuer’s continuing ability to make principal and interest payments, and their values may be more volatile than higher-rated securities of similar maturity.

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Notes to Financial Statements	(Cont.)

Market Risk is the risk that the value of securities owned by the Portfolio may fluctuate, sometimes rapidly or unpredictably, due to a variety of factors affecting securities markets generally or particular industries or sectors.

Issuer Risk is the risk that the value of a security may decline for reasons related to the issuer, such as management performance, changes in financial condition or credit rating, financial leverage, reputation or reduced demand for the issuer’s goods or services.

Liquidity Risk is the risk that a particular investment may be difficult to purchase or sell and that the Portfolio may be unable to sell investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity. The liquidity of the Portfolio’s shares may be constrained by the liquidity of the Portfolio’s portfolio holdings.

Derivatives Risk is the risk of investing in derivative instruments (such as forwards, futures, options, swaps and structured securities) and other similar investments, including leverage, liquidity, interest rate, market, counterparty (including credit), operational, legal and management risks, and valuation complexity. Changes in the value of a derivative or other similar investment may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Portfolio could lose more than the initial amount invested. Changes in the value of a derivative or other similar instrument may also create margin delivery or settlement payment obligations for the Portfolio. The Portfolio’s use of derivatives or other similar investments may result in losses to the Portfolio, a reduction in the Portfolio’s returns and/or increased volatility. Non-centrally-cleared over-the-counter (“OTC”) derivatives or other similar investments are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for non-centrally-cleared OTC derivatives or other similar investments. The primary credit risk on derivatives or other similar investments that are exchange-traded or traded through a central clearing counterparty resides with the Portfolio’s clearing broker or the clearinghouse. Changes in regulations relating to a registered fund’s use of derivatives and related instruments could potentially limit or impact the Portfolio’s ability to invest in derivatives, limit the Portfolio’s ability to employ certain strategies that use derivatives or other similar investments and/or adversely affect the value of derivatives or other similar investments and the Portfolio’s performance.

Equity Risk is the risk that the value of equity or equity-related securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity or equity-related securities generally have greater price volatility than fixed income securities. In addition, preferred securities may be subject to greater credit risk or other risks, such as risks related to deferred and omitted distributions, limited voting rights, liquidity, interest rates, regulatory changes and special redemption rights.

Mortgage-Related and Other Asset-Backed Securities Risk is the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk. The Portfolio may invest in any tranche of mortgage-related and other asset-backed securities, including junior and/or equity tranches (to the extent consistent with the Portfolio’s guidelines), which generally carry higher levels of the foregoing risks.

Foreign (Non-U.S.) Investment Risk is the risk that investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a portfolio that invests exclusively in securities of U.S. companies, due to smaller or less developed markets, differing financial reporting, accounting, corporate governance and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable U.S. or foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, political changes, diplomatic developments, trade restrictions (including tariffs) or the imposition of sanctions and other similar measures. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Emerging Markets Risk is the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk.

Sovereign Debt Risk is the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit events resulting from an issuer’s inability or unwillingness to make principal or interest payments in a timely fashion.

Currency Risk is the risk that foreign (non-U.S.) currencies may fluctuate in value relative to the U.S. dollar, which can affect the value of the Portfolio’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Leveraging Risk is the risk that certain transactions of the Portfolio, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment

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transactions, and derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Portfolio to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss. The use of leverage may also increase the Portfolio’s sensitivity to interest rate changes and other market risks.

Management Risk is the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio managers in connection with managing the Portfolio and may cause PIMCO to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of the Portfolio will be achieved.

Short Exposure Risk is the risk of entering into short sales or other short positions, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale or other short position will not fulfill its contractual obligations, causing a loss to the Portfolio.

Convertible Securities Risk is the risk that arises because convertible securities share both fixed income and equity characteristics. Convertible securities are subject to risks to which fixed income and equity investments are subject. These risks include equity risk, interest rate risk and credit risk.

Turnover Risk is the risk that high levels of portfolio turnover may increase transaction costs and taxes and may lower investment performance.

(b) Other Risks

In general, the Portfolio may be subject to additional risks, including, but not limited to, risks related to government regulation and intervention in financial markets, operational risks, risks associated with financial, economic and global market disruptions, and cyber security risks. Please see the Portfolio’s prospectus and Statement of Additional Information for a more detailed description of the risks of investing in the Portfolio. Please see the Important Information section of this report for additional discussion of certain regulatory and market developments that may impact the Portfolio’s performance.

Market Disruptions Risk The Portfolio is subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including those arising from actual or threatened war or armed conflicts, military conflicts, terrorism, social unrest, recessions, supply chain disruptions, market manipulation, government interventions, defaults and shutdowns, political and regulatory changes or diplomatic developments or the imposition of sanctions and other measures, including the imposition of tariffs, or other U.S. economic policies and any related public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), bank failures and natural/ environmental disasters, which can all negatively impact the securities markets and cause the Portfolio to lose value. These events can also impair the technology and other operational systems upon which the Portfolio’s service providers, including PIMCO as the Portfolio’s investment adviser, rely, and could otherwise disrupt the Portfolio’s service providers’ ability to fulfill their obligations to the Portfolio.

Government Intervention in Financial Markets Federal, state, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which the Portfolio invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Portfolio itself is regulated. Such legislation or regulation could limit or preclude the Portfolio’s ability to achieve its investment objective. Also, while such legislation or regulations are intended to strengthen markets, systems and public finances, they could affect fund expenses and the value of fund investments in unpredictable ways. Furthermore, volatile financial markets can expose the Portfolio to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Portfolio. The value of the Portfolio’s holdings is also generally subject to the risk of future local, national, or global economic disturbances based on unknown weaknesses in the markets in which the Portfolio invests. In addition, it is not certain that the U.S. Government will intervene in response to a future market disturbance and the effect of any such future intervention cannot be predicted. It is difficult for issuers to prepare for the impact of future financial downturns, although companies can seek to identify and manage future uncertainties through risk management programs.

Regulatory Risk Financial entities, such as investment companies and investment advisers, are generally subject to extensive government regulation and intervention. Government regulation and/or intervention may change the way the Portfolio is regulated, affect the expenses incurred directly by the Portfolio and the value of its investments, and limit and/or preclude the Portfolio’s ability to achieve its investment objective. Government regulation may change frequently and may have significant adverse consequences. Moreover, government regulation may have unpredictable and unintended effects.

Operational Risk An investment in the Portfolio, like any fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors

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Notes to Financial Statements	(Cont.)

caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on the Portfolio. While the Portfolio seeks to minimize such events through controls and oversight, there may still be failures that could cause losses to the Portfolio.

Cyber Security Risk As the use of complex information technology and communication systems, including cloud-based technology, has become more prevalent and interconnected in the course of business, the Portfolio has become potentially more susceptible to operational and information security risks resulting from breaches in cyber security despite the efforts of PIMCO, the Portfolio, or their service providers to adopt technologies, processes, and practices intended to mitigate these risks. Disruptions or failures that affect service providers, counterparties, market participants or issuers of securities that are held by the Portfolio may adversely affect PIMCO or the Portfolio, including by causing losses or impairing PIMCO’s or the Portfolio’s operations. A breach in cyber security refers to both intentional and unintentional cyber events that may, among other things, cause the Portfolio to lose proprietary information, suffer data corruption and/or destruction or lose operational capacity, result in the unauthorized release or other misuse of confidential information, or otherwise disrupt normal business operations. Geopolitical tensions can increase the scale and sophistication of deliberate cybersecurity attacks, particularly those from nation-states or from entities with nation-state backing, who may desire to use cybersecurity attacks to cause damage or create leverage against geopolitical rivals. Cyber security failures or breaches may result in financial losses to the Portfolio and its shareholders. These failures or breaches may also result in disruptions to business operations, potentially resulting in financial losses; interference with the Portfolio’s ability to calculate its net asset value, process shareholder transactions or otherwise transact business with shareholders; impediments to trading; violations of applicable privacy and other laws; regulatory fines; penalties; third-party claims in litigation; reputational damage; reimbursement or other compensation costs; additional compliance and cyber security risk management costs and other adverse consequences. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. There is also a risk that cyber security breaches may not be detected. The Portfolio and its shareholders may suffer losses as a result of a cyber security breach related to the Portfolio, its service providers, trading counterparties or the issuers in which the Portfolio invests.

8. MASTER NETTING ARRANGEMENTS

The Portfolio may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes, the Statement of Assets and Liabilities generally presents derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statement of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. The Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase and certain sale-buyback transactions between the Portfolio and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA

46	PIMCO VARIABLE INSURANCE TRUST

December 31, 2025

securities, delayed-delivery or certain sale-buyback transactions by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedule of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission. In the United States, counterparty risk may be reduced as creditors of an FCM cannot have a claim to Portfolio assets in the segregated account. FCM customers, such as the Portfolio, are permitted to transfer their customer account (and cleared derivative transactions held in such customer account) from one FCM to another FCM. Upon completion of the transfer, the customer maintains the same economic position with respect to the outstanding exposure. As such, these transfers are not recognized as dispositions and reacquisitions of the affected derivative positions. Variation margin, which reflects changes in market value, is generally exchanged daily, but may not be netted between futures and cleared OTC derivatives unless the parties have agreed to a separate arrangement in respect of portfolio margining. The porting of exposure between FCMs has no impact on the market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin; these values as of period end are disclosed in the Notes to Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by the Portfolio with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. The ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level or as required by regulation. Similarly, if required by regulation, the Portfolio may be required to post additional collateral beyond coverage of daily exposure. These amounts, if any, may (or if required by law, will) be segregated with a third-party custodian. To the extent the Portfolio is required by regulation to post additional collateral beyond coverage of daily exposure, it could potentially incur costs, including in procuring eligible assets to meet collateral requirements, associated with such posting. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

9. FEES AND EXPENSES

(a) Investment Advisory Fee PIMCO is a majority-owned subsidiary of Allianz Asset Management of America LLC (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table in note (b) below.

(b) Supervisory and Administrative Fee PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory Fee and Supervisory and Administrative Fees for all classes, as applicable, are charged at the annual rate as noted in the following table (calculated as a percentage of the Portfolio’s average daily net assets attributable to each class):

Investment Advisory Fee	Supervisory and Administrative Fee
All Classes	Institutional Class	Administrative Class	Advisor Class
0.25%	0.25%	0.25%	0.25%

(c) Distribution and Servicing Fees PIMCO Investments LLC, a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted an Administrative Services Plan with respect to the Administrative Class shares of the Portfolio pursuant to Rule 12b-1 under the Act (the “Administrative Plan”). Under the terms of the Administrative Plan, the Trust is permitted to compensate the Distributor, out of the Administrative Class assets of the Portfolio, in an amount up to 0.15% on an annual basis of the average daily net assets of that class, for providing, or procuring through financial firms, administrative, recordkeeping and investor services for Administrative Class shareholders of the Portfolio.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	47

Notes to Financial Statements	(Cont.)

The Trust has adopted a separate Distribution and Servicing Plan for the Advisor Class shares of the Portfolio (the “Distribution and Servicing Plan”). The Distribution and Servicing Plan has been adopted pursuant to Rule 12b-1 under the Act. The Distribution and Servicing Plan permits the Portfolio to compensate the Distributor for providing, or procuring through financial firms, distribution, administrative, recordkeeping, shareholder and/or related services with respect to Advisor Class shares. The Distribution and Servicing Plan permits the Portfolio to make total payments at an annual rate of up to 0.25% of the average daily net assets attributable to its Advisor Class shares.

	Distribution Fee	Servicing Fee

Administrative Class	—	0.15%

Advisor Class	0.25%	—

(d) Portfolio Expenses PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Portfolio, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders, or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses (including, without limitation, fees and expenses of outside legal counsel or third-party consultants retained in connection with reviewing, negotiating and structuring specialized loans and other investments made by the Portfolio, and any costs associated with originating loans, asset securitizations, alternative lending-related strategies and so-called “broken-deal costs” (e.g., fees, costs, expenses and liabilities, including, for example, due diligence-related fees, costs, expenses and liabilities, with respect to unconsummated investments)); (iv) costs of borrowing money, including interest expenses; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organizational and offering expenses of the Trust and the Portfolio, and any other expenses which are capitalized in accordance with generally accepted accounting principles; and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class.

(e) Remuneration Paid to Directors, Officers and Others (N-CSR Item 10) The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates. The pro rata share of Trustee fees for the Portfolio is reflected on the Statement of Operations as Trustee fees.

(f) Expense Limitation Pursuant to the Expense Limitation Agreement, PIMCO has contractually agreed, through May 1, 2026, to waive a portion of the Portfolio’s Supervisory and Administrative Fee, or reimburse the Portfolio, to the extent that the Portfolio’s organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata share of Trustee fees exceed 0.0049% (the “Expense Limit”) (calculated as a percentage of the Portfolio’s average daily net assets attributable to each class). The Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term. The waiver, if any, is reflected on the Statement of Operations as a component of Waiver and/or Reimbursement by PIMCO. As of December 31, 2025, the amount waived and/or reimbursed was $42,865.

In any month in which the supervision and administration agreement is in effect, PIMCO is entitled to reimbursement by the Portfolio of any portion of the supervisory and administrative fee waived or reimbursed pursuant to the Expense Limitation Agreement (the “Reimbursement Amount”) within thirty-six months of the time of the waiver, provided that such amount paid to PIMCO will not: i) together with any organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata Trustee fees, exceed, for such month, the Expense Limit (or the amount of the expense limit in place at the time the amount being recouped was originally waived if lower than the Expense Limit); ii) exceed the total Reimbursement Amount; or iii) include any amounts previously reimbursed to PIMCO. As of December 31, 2025, there were no recoverable amounts.

10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator and Distributor are related parties. Fees paid to these parties are disclosed in Note 9, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Statement of Assets and Liabilities.

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to

48	PIMCO VARIABLE INSURANCE TRUST

December 31, 2025

the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

12. PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover.” The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective(s), particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, which are borne by the Portfolio. Frequent and active trading of the Portfolio’s portfolio holdings may cause adverse tax consequences for shareholders due to an increase in short-term capital gains and may also adversely impact the Portfolio’s after-tax returns. The transaction costs associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended December 31, 2025 were as follows (amounts in thousands†):

U.S. Government/Agency		All Other

Purchases	Sales	Purchases	Sales

$28,647,873	$28,868,720	$800,114	$502,364

†	A zero balance may reflect actual amounts rounding to less than one thousand.

13. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands†):

	Year Ended 12/31/2025		Year Ended 12/31/2024

	Shares	Amount	Shares	Amount
Receipts for shares sold

Institutional Class	8,815	$81,465	12,639	$116,795

Administrative Class	32,780	302,766	40,147	365,894

Advisor Class	15,486	143,477	18,432	167,844
Issued as reinvestment of distributions

Institutional Class	1,581	14,706	1,362	12,410

Administrative Class	9,641	89,597	10,118	92,245

Advisor Class	8,375	77,840	8,449	77,038
Cost of shares redeemed

Institutional Class	(4,600)	(42,491)	(16,059)	(144,732)

Administrative Class	(53,728)	(496,038)	(63,143)	(576,108)

Advisor Class	(28,480)	(263,179)	(24,288)	(222,104)

Net increase (decrease) resulting from Portfolio share transactions	(10,130)	$(91,857)	(12,343)	$(110,718)

†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of December 31, 2025, two persons owned of record or beneficially 10% or more of the Portfolio’s total outstanding shares, comprising 28% of the Portfolio.

14. REGULATORY AND LITIGATION MATTERS

The Portfolio is not named as a defendant in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened against it.

The foregoing speaks only as of the date of this report.

15. FEDERAL INCOME TAX MATTERS

In this reporting period, the Portfolio adopted FASB Accounting Standards Update 2023-09, Income Taxes (Topic 740) — Improvements to Income Tax Disclosures (ASU 2023-09), which enhances income tax disclosures, including disclosure income taxes paid disaggregated by jurisdiction. Adoption of the new standard impacted financial statement disclosures only and did not affect any Portfolio’s financial position or the results of its operations. For the annual period covered by this report, the portfolio did not pay any material federal, state or local income taxes or any material income taxes in foreign jurisdictions.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	49

Notes to Financial Statements	(Cont.)

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of December 31, 2025, the fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

In this reporting period, the Portfolio adopted FASB Accounting Standards Update 2023-09, Income Taxes (Topic 740) — Improvements to Income Tax Disclosures (ASU 2023-09), which enhances income tax disclosures, including disclosure income taxes paid disaggregated by jurisdiction. Adoption of the new standard impacted financial statement disclosures only and did not affect any Portfolio’s financial position or the results of its operations. For the annual period covered by this report, the portfolio did not pay any material federal, state or local income taxes or any material income taxes in foreign jurisdictions.

The Portfolio files U.S. federal, state and local tax returns as required. The Portfolio’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

As of December 31, 2025, the components of distributable taxable earnings are as follows (amounts in thousands†):

	Undistributed Ordinary Income(1)	Undistributed Long-Term Capital Gains	Net Tax Basis Unrealized Appreciation/ (Depreciation)(2)	Other Book-to-Tax Accounting Differences(3)	Accumulated Capital Losses(4)	Qualified Late-Year Loss Deferral - Capital(5)	Qualified Late-Year Loss Deferral - Ordinary(6)	Total Components of Distributable Earnings

PIMCO Total Return Portfolio	$56,170	$0	$(301,633)	$0	$(489,758)	$0	$0	$(735,221)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	Includes undistributed short-term capital gains, if any.
(2)

Adjusted for open wash sale loss deferrals and the accelerated recognition of unrealized gain or loss on certain futures, options, and/or forward contracts for federal income tax purposes. Also adjusted for differences between book and tax realized and unrealized gain (loss) on constructive sales, hyperinflationary investments, swap contracts, straddle loss deferrals, passive foreign investment companies (PFICs), interest accrued on defaulted securities, and return of capital distributions from underlying funds.

(3)	Represents differences in income tax regulations and financial accounting principles generally accepted in the United States of America.
(4)	Capital losses available to offset future net capital gains as shown below.
(5)	Capital losses realized during the period November 1, 2025 through December 31, 2025 which the Portfolio elected to defer to the following taxable year pursuant to income tax regulations.
(6)	Specified losses realized during the period November 1, 2025 through December 31, 2025 which the Portfolio elected to defer to the following taxable year pursuant to income tax regulations.

Under the Regulated Investment Company Modernization Act of 2010, a portfolio is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

As of December 31, 2025, the Portfolio had the following post-effective capital losses with no expiration (amounts in thousands†):

	Short-Term	Long-Term

PIMCO Total Return Portfolio	$315,271	$174,487

†	A zero balance may reflect actual amounts rounding to less than one thousand.

50	PIMCO VARIABLE INSURANCE TRUST

December 31, 2025

As of December 31, 2025, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands†):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(7)

PIMCO Total Return Portfolio	$6,387,710	$127,739	$(427,054)	$(299,315)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(7)

Adjusted for open wash sale loss deferrals and the accelerated recognition of unrealized gain or loss on certain futures, options, and/or forward contracts for federal income tax purposes. Also adjusted for differences between book and tax realized and unrealized gain (loss) on constructive sales, hyperinflationary investments, swap contracts, straddle loss deferrals, passive foreign investment companies (PFICs), interest accrued on defaulted securities, and return of capital distributions from underlying funds.

For the fiscal years ended December 31, 2025 and December 31, 2024, respectively, the Portfolio made the following tax basis distributions (amounts in thousands†):

	December 31, 2025			December 31, 2024

	Ordinary Income Distributions(8)	Long-Term Capital Gain Distributions	Return of Capital(9)	Ordinary Income Distributions(8)	Long-Term Capital Gain Distributions	Return of Capital(9)

PIMCO Total Return Portfolio	$182,143	$0	$0	$181,694	$0	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(8)	Includes short-term capital gains distributed, if any.
(9)

A portion of the distributions made represents a tax return of capital. Return of capital distributions have been reclassified from undistributed net investment income to paid-in capital to more appropriately conform financial accounting to tax accounting.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	51

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of PIMCO Variable Insurance Trust and Shareholders of PIMCO Total Return Portfolio

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of PIMCO Total Return Portfolio (one of the portfolios constituting PIMCO Variable Insurance Trust, hereafter referred to as the “Portfolio”) as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statement of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian, transfer agent, brokers and agent banks; when replies were not received from brokers or agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Kansas City, Missouri

February 19, 2026

We have served as the auditor of one or more investment companies in PIMCO Variable Insurance Trust since 1998.

52	PIMCO VARIABLE INSURANCE TRUST

Glossary:	(abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:

AZD	Australia and New Zealand Banking Group	DUB	Deutsche Bank AG	MYC	Morgan Stanley Capital Services LLC

BOA	Bank of America N.A.	FAR	Wells Fargo Bank National Association	MYI	Morgan Stanley & Co. International PLC

BOS	BofA Securities, Inc.	GLM	Goldman Sachs Bank USA	NGF	Nomura Global Financial Products, Inc.

BPS	BNP Paribas S.A.	GSC	Goldman Sachs & Co. LLC	SAL	Citigroup Global Markets, Inc.

BRC	Barclays Bank PLC	GST	Goldman Sachs International	SCX	Standard Chartered Bank, London

BSH	Banco Santander S.A. - New York Branch	JPM	JP Morgan Chase Bank N.A.	SOG	Societe Generale Paris

CBK	Citibank N.A.	MBC	HSBC Bank Plc	UAG	UBS AG Stamford

Currency Abbreviations:

AUD	Australian Dollar	ILS	Israeli Shekel	PLN	Polish Zloty

BRL	Brazilian Real	INR	Indian Rupee	SEK	Swedish Krona

CAD	Canadian Dollar	JPY	Japanese Yen	SGD	Singapore Dollar

CHF	Swiss Franc	KRW	South Korean Won	THB	Thai Baht

CNH	Chinese Renminbi (Offshore)	MXN	Mexican Peso	TRY	Turkish New Lira

DKK	Danish Krone	NGN	Nigerian Naira	TWD	Taiwanese Dollar

EUR	Euro	NOK	Norwegian Krone	USD (or $)	United States Dollar

GBP	British Pound	NZD	New Zealand Dollar	ZAR	South African Rand

IDR	Indonesian Rupiah	PEN	Peruvian New Sol

Exchange Abbreviations:

CBOE	Chicago Board Options Exchange	EUREX	Eurex Exchange	OTC	Over the Counter

Index/Spread Abbreviations:

BRMMUSDF	BlackRock Money Market US Treasury Fund Index	MUTKCALM	Tokyo Overnight Average Rate	TSFR1M	Term SOFR 1-Month

CAONREPO	Canadian Overnight Repo Rate Average	SOFR	Secured Overnight Financing Rate	TSFR3M	Term SOFR 3-Month

CDX.IG	Credit Derivatives Index - Investment Grade	SOFRINDX	Secured Overnight Financing Rate Index	US0003M	ICE 3-Month USD LIBOR

EUR003M	3 Month EUR Swap Rate	SONIO	Sterling Overnight Interbank Average Rate

Other Abbreviations:

ABS	Asset-Backed Security	CMBS	Collateralized Mortgage-Backed Security	REMIC	Real Estate Mortgage Investment Conduit

ALT	Alternate Loan Trust	DAC	Designated Activity Company	TBA	To-Be-Announced

BBR	Bank Bill Rate	EURIBOR	Euro Interbank Offered Rate	TBD	To-Be-Determined

BBSW	Bank Bill Swap Reference Rate	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.	TBD%	Interest rate to be determined when loan settles or at the time of funding

BRL-CDI	Brazil Interbank Deposit Rate	OIS	Overnight Index Swap	TIIE	Tasa de Interés Interbancaria de Equilibrio “Equilibrium Interbank Interest Rate”

CLO	Collateralized Loan Obligation

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	53

Distribution Information	(Unaudited)

For purposes of Section 19 of the Investment Company Act of 1940 (the “Act”), the portfolio estimated the periodic sources of any dividends paid during the period covered by this report in accordance with good accounting practice. Pursuant to Rule 19a-1(e) under the Act, the table below sets forth the actual source information for dividends paid during the six month period ended December 31, 2025 calculated as of each distribution period pursuant to Section 19 of the Act. The information below is not provided for U.S. federal income tax reporting purposes. The tax character of all dividends and distributions is reported on Form 1099-DIV (for shareholders who receive U.S. federal tax reporting) at the end of each calendar year. See the Financial Highlights section of this report for the tax characterization of distributions determined in accordance with federal income tax regulations for the fiscal year.

PIMCO Total Return Portfolio

Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

July 2025	$0.0334	$0.0000	$0.0000	$0.0334

August 2025	$0.0355	$0.0000	$0.0000	$0.0355

September 2025	$0.0321	$0.0000	$0.0000	$0.0321

October 2025	$0.0355	$0.0000	$0.0000	$0.0355

November 2025	$0.0308	$0.0000	$0.0000	$0.0308

December 2025	$0.0349	$0.0000	$0.0000	$0.0349

Administrative Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

July 2025	$0.0322	$0.0000	$0.0000	$0.0322

August 2025	$0.0343	$0.0000	$0.0000	$0.0343

September 2025	$0.0309	$0.0000	$0.0000	$0.0309

October 2025	$0.0342	$0.0000	$0.0000	$0.0342

November 2025	$0.0297	$0.0000	$0.0000	$0.0297

December 2025	$0.0336	$0.0000	$0.0000	$0.0336

Advisor Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

July 2025	$0.0314	$0.0000	$0.0000	$0.0314

August 2025	$0.0335	$0.0000	$0.0000	$0.0335

September 2025	$0.0302	$0.0000	$0.0000	$0.0302

October 2025	$0.0334	$0.0000	$0.0000	$0.0334

November 2025	$0.0290	$0.0000	$0.0000	$0.0290

December 2025	$0.0328	$0.0000	$0.0000	$0.0328

*

The source of dividends provided in the table differs, in some respects, from information presented in this report prepared in accordance with generally accepted accounting principles, or U.S. GAAP. For example, net earnings from certain interest rate swap contracts are included as a source of net investment income for purposes of Section 19(a). Accordingly, the information in the table may differ from information in the accompanying financial statements that are presented on the basis of U.S. GAAP and may differ from tax information presented in the footnotes. Amounts shown may include accumulated, as well as fiscal period net income and net profits.

**	Occurs when a portfolio distributes an amount greater than its accumulated net income and net profits. Amounts are not reflective of a portfolio net income, yield, earnings or investment performance.

54	PIMCO VARIABLE INSURANCE TRUST

Federal Income Tax Information	(Unaudited)

As required by the Internal Revenue Code (“Code”) and Treasury Regulations, if applicable, shareholders must be notified within 60 days of the Portfolio’s fiscal year end regarding the status of qualified dividend income and the dividend received deduction.

Dividend Received Deduction. Corporate shareholders are generally entitled to take the dividend received deduction on the portion of a portfolio’s dividend distribution that qualifies under tax law. The percentage of the following Portfolio’s fiscal 2025 ordinary income dividend that qualifies for the corporate dividend received deduction is set forth below.

Qualified Dividend Income. Under the Jobs and Growth Tax Relief Reconciliation Act of 2003, the following percentage of ordinary dividends paid during the fiscal year ended December 31, 2025 was designated as ‘‘qualified dividend income’’ as defined in the Jobs and Growth Tax Relief Reconciliation Act of 2003 subject to reduced tax rates in 2025.

Qualified Interest Income and Qualified Short-Term Capital Gain (for non-U.S. resident shareholders only). Under the American Jobs Creation Act of 2004, the following amounts of ordinary dividends paid during the fiscal year ended December 31, 2025 are considered to be derived from “qualified interest income,” as defined in Section 871(k)(1)(E) of the Code, and therefore are designated as interest-related dividends, as defined in Section 871(k)(1)(C) of the Code. Further, the following amounts of ordinary dividends paid during the fiscal year ended December 31, 2025 are considered to be derived from “qualified short-term capital gain,” as defined in Section 871(k)(2)(D) of the Code, and therefore are designated as qualified short-term gain dividends, as defined by Section 871(k)(2)(C) of the Code.

Section 163(j) Interest Dividends. The Portfolio intends to pass through the maximum amount allowable as Section 163(j) Interest defined in Proposed Treasury Section 1.163(j)-1(b).

Section 199A Dividends. The Portfolio intends to pass through the maximum amount allowable as Section 199A Dividends defined in Proposed Treasury Section 199A-3(d).

	Dividend Received Deduction %	Qualified Dividend Income %	Qualified Interest Income (000s)†	Qualified Short-Term Capital Gains (000s)†

PIMCO Total Return Portfolio	0.00%	0.00%	$110,027	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

Shareholders are advised to consult their own tax advisor with respect to the tax consequences of their investment in the Trust. In January 2026, you will be advised on IRS Form 1099-DIV as to the federal tax status of the dividends and distributions received by you in calendar year 2025.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	55

Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8)	(Unaudited)

Not applicable.

56	PIMCO VARIABLE INSURANCE TRUST

Proxy Disclosures for Open-End Management Investment Companies (N-CSR Item 9)	(Unaudited)

Not applicable.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	57

Approval of Investment Advisory Contract and Other Agreements (N-CSR Item 11)

At a meeting held on August 19-20, 2025, the Board of Trustees (the “Board”) of PIMCO Variable Insurance Trust (the “Trust”), including the Trustees who are not “interested persons” of the Trust under the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered and unanimously approved the renewal of the Amended and Restated Investment Advisory Contract (the “Investment Advisory Contract”) between the Trust, on behalf of the Trust’s series (each, a “Portfolio” and collectively, the “Portfolios”), and Pacific Investment Management Company LLC (“PIMCO”), for an additional one-year term through August 31, 2026.

The Board also considered and unanimously approved the renewal of the Amended and Restated Supervision and Administration Agreement (the “Supervision and Administration Agreement”) between the Trust, on behalf of the Portfolios, and PIMCO for an additional one-year term through August 31, 2026. In addition, the Board considered and unanimously approved the renewal of the Amended and Restated Asset Allocation Sub-Advisory Agreement (the “Asset Allocation Agreement” and, together with the Investment Advisory Contract and the Supervision and Administration Agreement, the “Agreements”) between PIMCO, on behalf of PIMCO All Asset Portfolio, a series of the Trust, and Research Affiliates, LLC (“Research Affiliates”) for an additional one-year term through August 31, 2026.

Further, the Board considered and unanimously approved the renewal of any investment management agreements between PIMCO and any wholly-owned subsidiaries (each, a “Subsidiary” and, collectively, the “Subsidiaries”) of certain of the Portfolios (collectively, the “Subsidiary Agreements”), each for the same additional one-year term through August 31, 2026.

The information, material factors and conclusions that formed the basis for the Board’s approvals are summarized below.

1. Information Received

(a) Materials Reviewed During the course of the past year, the Trustees received a wide variety of materials relating to the services provided by PIMCO and Research Affiliates to the Trust. At each of its quarterly meetings, the Board reviewed the Portfolios’ investment performance and information relating to Portfolio operations, including shareholder services, valuation and custody, the Portfolios’ compliance program and other information relating to the nature, extent and quality of services provided by PIMCO and Research Affiliates to the Trust and each of the Portfolios, as applicable. In considering whether to approve the renewal of the Agreements and the Subsidiary Agreements, the Board reviewed additional information, including, but not limited to: comparative industry data with regard to investment performance; advisory and supervisory and administrative fees and expenses; financial information for PIMCO, including, where relevant, financial information for Research Affiliates; information regarding the profitability to PIMCO of its relationship with the Portfolios; information about the personnel providing investment management services, other advisory services and supervisory and administrative services to the Portfolios; and information about the fees charged and services provided to other clients with similar investment mandates as the Portfolios, where applicable. In addition, the Board reviewed materials provided by counsel to the Trust and the Independent Trustees (“Counsel”), which included, among other things, a memorandum outlining legal duties of the Board in considering the renewal of the Agreements and the Subsidiary Agreements.

With respect to the Subsidiary Agreements, the Trustees considered that each Portfolio that has a Subsidiary may utilize its Subsidiary to execute its investment strategy and that PIMCO provides investment advisory and administrative services to the Subsidiaries pursuant to the Subsidiary Agreements in the same manner as it does for such Portfolios that have Subsidiaries under the Investment Advisory Contract and Supervision and Administration Agreement. The Trustees also considered that, with respect to each Subsidiary, PIMCO does not retain a separate advisory or other fee from the Subsidiary, and that PIMCO’s profitability with respect to each Portfolio that has a Subsidiary is not positively impacted as a result of the Subsidiary Agreements. The Trustees determined, therefore, that it was appropriate to consider the approval of the Subsidiary Agreements collectively with their consideration of the continuation of the Agreements.

(b) Review Process In connection with considering the renewal of the Agreements, the Board reviewed written materials prepared by PIMCO and, where applicable, Research Affiliates in response to requests from Counsel encompassing a wide variety of topics. The Board requested and received assistance and advice regarding, among other things, applicable legal standards from Counsel, and reviewed comparative fee and performance data prepared at the Board’s request by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company performance information and fee and expense data. The Board received presentations on matters related to the Agreements and met both as a full Board and in a separate session of the Independent Trustees, without management present, at the August 19-20, 2025 meeting. The Independent Trustees also met via video conference with Counsel on July 23, 2025, and conducted a video conference meeting on August 13, 2025 with management and Counsel to discuss the materials presented and other matters deemed relevant to their consideration of the renewal of the Agreements. In connection with its review of the Agreements, the Board received comparative information on the performance, the risk-adjusted performance and the fees and expenses of other peer group funds and share classes, where appropriate. The Independent Trustees also

58	PIMCO VARIABLE INSURANCE TRUST

(Unaudited)

requested and received supplemental information, including information regarding Broadridge peer classifications, the investment strategies and outflows for certain Portfolios, Portfolio performance and profitability.

The approval determinations were made on the basis of each Trustee’s business judgment after consideration and evaluation of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to approve the renewal of the Agreements, the Board did not identify any single factor or particular information that, in isolation, was controlling. The discussions below are intended to summarize the broad factors and information that figured prominently in the Board’s consideration of the renewal of the Agreements, but is not intended to summarize all of the factors considered by the Board.

2. Nature, Extent and Quality of Services

(a) PIMCO, Research Affiliates, their Personnel and Resources The Board considered the depth and quality of PIMCO’s investment management process, including, but not limited to: the experience, capability and integrity of its senior management and other personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address changes in the Portfolios’ asset levels. The Board also considered the various services, in addition to portfolio management that PIMCO provides to the Portfolios. The Board noted that PIMCO makes available to its investment professionals a variety of resources and systems relating to, for example, investment management, compliance, trading, performance and portfolio accounting. The Board also noted PIMCO’s commitment to enhancing and investing in its global infrastructure, technology capabilities, risk management processes and the specialized talent needed for the competitive investment management industry and to strengthen its ability to deliver advisory services under the Investment Advisory Contract. The Board considered PIMCO’s policies, procedures and systems reasonably designed to assure compliance with applicable laws and regulations, including recently adopted regulations impacting the Portfolios, and its commitment to further developing and strengthening these programs; its oversight of matters that may involve conflicts of interest between the Portfolios’ investments and those of other accounts managed by PIMCO; and its efforts to keep the Trustees informed about matters relevant to the Portfolios and their shareholders. The Board also considered PIMCO’s continuous investment in its disciplines and personnel, which has enhanced PIMCO’s services to the Portfolios and has allowed PIMCO to introduce innovative new portfolios over time and other investment options that have the potential to benefit shareholders. In addition, the Board considered the nature, extent and quality of services provided by PIMCO to the Subsidiaries of certain applicable Portfolios.

In addition, the Trustees considered new services and service enhancements that PIMCO has implemented, including, but not limited to investing in its cybersecurity program and business continuity functions, including the ongoing development of its own proprietary software and applications to support the Portfolios. Similarly, the Board considered the asset allocation services provided by Research Affiliates to the PIMCO All Asset Portfolio. The Board further considered PIMCO’s ongoing supervision and oversight of Research Affiliates in connection with Research Affiliates providing asset allocation services to the All Asset Portfolio. The Board also considered the depth and quality of Research Affiliates’ investment management and research capabilities, the experience and capabilities of their portfolio management personnel and the overall financial strength of the organization. Ultimately, the Board concluded that the nature, extent and quality of services provided or procured by PIMCO under the Agreements and the Subsidiary Agreements and provided by Research Affiliates under the Asset Allocation Agreement are likely to continue to benefit the Portfolios and their shareholders, as applicable.

(b) Other Services The Board also considered the nature, extent and quality of supervisory and administrative services provided by PIMCO to the Portfolios under the Supervision and Administration Agreement.

The Board considered the terms of the Supervision and Administration Agreement, under which the Trust pays for the supervisory and administrative services provided pursuant to that agreement under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO provides or procures certain supervisory and administrative services and bears the costs of various third party services required by the Portfolios, including, but not limited to, audit, custodial, portfolio accounting, ordinary legal, transfer agency, sub-accounting and printing costs. The Board also noted that the scope and complexity, as well as the costs, of the supervisory and administrative services provided by PIMCO under the Supervision and Administration Agreement is expected to continue to increase. The Board considered PIMCO’s provision of supervisory and administrative services and its supervision of the Trust’s third party service providers.

Ultimately, the Board concluded that the nature, extent and quality of the services provided or procured by PIMCO have benefited, and will likely continue to benefit, the Portfolios and their shareholders.

3. Investment Performance

The Board reviewed information from PIMCO concerning the Portfolios’ performance, as available, over short- and long-term periods ended March 31, 2025 and other performance data, as available, over short-

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	59

Approval of Investment Advisory Contract and Other Agreements (N-CSR Item 11)	(Cont.)

and long-term periods ended June 30, 2025 (the “PIMCO Report”) and from Broadridge concerning the Portfolios’ performance, as available, over short- and long-term periods ended March 31, 2025 (the “Broadridge Report”). The Board also noted that the Broadridge Report incorporated peer classifications from Morningstar for the Portfolios for which it was believed that Morningstar provided a better comparison.

The Board considered information regarding both the short- and long-term relative and absolute investment performance of each Portfolio relative to its Portfolio peer group, where appropriate, and relevant to the specified index as provided to the Board (the “performance index”) in advance of each of its quarterly meetings throughout the year, including the PIMCO Report and Broadridge Report. The Trustees reviewed information indicating that classes of each Portfolio would have substantially similar performance to that of the Administrative Class of the relevant Portfolio on a relative basis because all of the classes are invested in the same portfolio of investments and that differences in performance among classes could principally be attributed to differences in the supervisory and administrative fees and distribution and/or servicing expenses of each class. The Board noted that, due to differences (such as specific investment strategies or fee structures) between certain of the Portfolios and their so-called peers in the Broadridge categories, performance comparisons may not be particularly relevant to the consideration of Portfolio performance, but found the comparative information supported its overall evaluation.

The Trustees noted that a majority of the Portfolios (based on the Administrative Class performance) have outperformed their respective performance indexes over the one-, three, five and ten-year periods ended March 31, 2025. The Board also noted the amounts of Portfolio assets (based on the Administrative Class performance) that outperformed their relative performance indexes on a net fee basis over the one-, three- and five year periods ended June 30, 2025. The Board considered that, according to the Broadridge Report, the Portfolios generally performed well versus competitors during the long-term, but that certain Portfolios had underperformed in comparison to their respective peer groups or performance indexes, or both, on a net-of-fees basis over certain short- and long-term periods. With respect to the Portfolios that underperformed to a certain degree over such periods, the Board discussed with PIMCO the reasons for the underperformance of such Portfolios. The Board also considered actions that have been taken by PIMCO to attempt to improve performance and took note of PIMCO’s plans to monitor performance going forward. Depending on the circumstances, the Independent Trustees may be satisfied with a Portfolio’s performance notwithstanding that it lags its performance index or peer group for certain periods.

The Board ultimately concluded, within the context of all of its considerations in connection with the Agreements and the Subsidiary Agreements, that PIMCO’s performance record and process in managing the Portfolios indicates that its continued management is likely to benefit the Portfolios and their shareholders and merits the approval of the renewal of the Agreements and the Subsidiary Agreements.

4. Advisory Fees, Supervisory and Administrative Fees and Total Expenses

The Board considered that PIMCO seeks to price new funds and classes to scale at the outset. The Board noted that PIMCO generally seeks to price new funds and classes competitively against the median total expense ratio of the respective Broadridge peer group, if available, while acknowledging that a fee premium may be appropriate for innovative investment offerings. PIMCO reported to the Board that, in proposing fees for any Portfolio or class of shares, it considers a number of factors, including, but not limited to, the type and complexity of the services provided, the cost of providing services, the risk assumed by PIMCO in the development of products and the provision of services and the competitive marketplace for financial products. Fees charged to or proposed for different Portfolios for advisory services and supervisory and administrative services may vary in light of these various factors. The Board also considered that PIMCO reviews the Portfolios’ fee levels and carefully considers changes where appropriate due to competitive positioning considerations, observed long-term notable underperformance and significant misalignments with the level or quality of services being provided or a change in the overall strategic positioning of the Portfolios.

The Board reviewed the advisory fees, supervisory and administrative fees and total expense ratios (including total expense ratios net of fee waivers and expense limitation agreements, as applicable) of the Portfolios (excluding, as may be applicable, extraordinary expenses, interest expenses, acquired fund fees and expenses, and certain other items) (each as a percentage of average net assets) and compared such amounts with the average and median fee and expense levels of other similar funds. The Board also reviewed information relating to the sub-advisory fees paid to Research Affiliates with respect to applicable Portfolios, taking into account that PIMCO compensates Research Affiliates from the advisory fees paid by such Portfolios to PIMCO. With respect to advisory fees, the Board reviewed data from the Broadridge Report that compared the average and median advisory fees of other funds in a “Peer Group” of comparable funds, where appropriate, as well as the universe of other similar funds. The Board reviewed materials indicating that, a number of Portfolios have total expense ratios that fall below the average and median expense ratios in their

60	PIMCO VARIABLE INSURANCE TRUST

(Unaudited)

Peer Group and Broadridge universe. In addition, the Board considered the expense limitation agreement in place for all of the Portfolios and fee waivers in place for certain of the Portfolios, and also noted the fee waivers in place with respect to the advisory fee and supervisory and administrative fee that might result from investments by applicable Portfolios in their respective Subsidiaries.

The Board also reviewed data comparing the Portfolios’ advisory and/or management fees to the fee rates PIMCO charged to registered funds (open-end, closed-end and interval), private funds, and non-U.S. registered funds, separate accounts, sub-advised clients and collective investment trusts with similar investment strategies. In cases where the fees for other clients were lower than those charged to the Portfolios, the Trustees noted that the differences in fees were attributable to various factors, including, but not limited to, differences in advisory and other services provided by PIMCO to the Portfolios, differences in the number or extent of the services provided by PIMCO to the Portfolios, the manner in which similar portfolios may be managed, different requirements with respect to liquidity and derivatives management and the implementation and compliance of other regulatory requirements, and the fact that separate accounts may have other contractual arrangements or arrangements across PIMCO strategies that justify different levels of fees. The Board considered that, with respect to collective investment trusts, PIMCO performs fewer or less extensive services because collective investment trusts are generally exempt from SEC regulation and typically involve lower compliance costs; investors in a collective investment trust may receive shareholder services from a trustee bank, rather than PIMCO; collective investment trusts have less regulatory disclosure; and the management structure of collective investment trusts differs from that of funds. The Trustees also considered that PIMCO faces increased entrepreneurial, legal and regulatory risk in sponsoring and managing mutual funds and ETFs as compared to separate accounts, external sub-advised funds or other investment products. In addition, the Trustees considered that PIMCO may charge certain private funds with similar investment mandates lower fees than the Portfolios because such private funds are not required to accept daily redemptions or price their assets on a daily basis, generally do not accept small investors with small account balances and operate under a less onerous and proscriptive regulatory regime.

Regarding advisory fees charged by PIMCO in its capacity as sub-adviser to third party/unaffiliated funds, the Trustees took into account that such fees may be lower than the fees charged by PIMCO to serve as adviser to the Portfolios. The Trustees also took into account that there are various reasons for any such differences in fees, including, but not limited to, the fact that PIMCO may be subject to varying levels of entrepreneurial, legal and regulatory risk and different servicing requirements when PIMCO does not serve as the sponsor of a fund and is not principally responsible for all aspects of a fund’s investment program and operations as compared to when PIMCO serves as investment adviser and sponsor.

The Board considered the Portfolios’ supervisory and administrative fees, comparing them to similar funds managed by other investment advisers in the Broadridge Report. The Board also considered that, as the Portfolios’ business has become increasingly complex and the number of Portfolios has grown over time, PIMCO is responsible for providing a broad array of fund supervision and administrative functions, including, but not limited to: compliance oversight and testing, legal services, risk management, technology, shareholder servicing, reporting, business management and executive leadership. In addition, the Board considered the Trust’s unified fee structure, under which the Trust pays for the supervisory and administrative services it requires for one set fee for each Portfolio. In return for this unified fee, PIMCO provides or procures supervisory and administrative services and bears the costs of various third party services required by the Portfolios, including audit, custodial, portfolio accounting, ordinary legal, transfer agency, sub-accounting and printing costs. The Board further considered that many other funds pay for comparable services separately, and thus it is difficult to directly compare the Trust’s unified supervisory and administrative fees with the fees paid by other funds for administrative services alone. The Board also considered that the unified supervisory and administrative fee leads to Portfolio fees that are fixed over the contract period, rather than variable. The Board noted that, although the unified fee structure does not have breakpoints, it inherently reflects certain economies of scale by fixing the absolute level of Portfolio fees at competitive levels over the contract period even if the Portfolios’ operating costs rise, such as when assets remain flat or decrease. Other factors the Board considered in assessing the unified fee include PIMCO’s approach of pricing Portfolios at scale at inception and reinvesting in other important areas of the business that support the Portfolios. The Board considered historical advisory and/or supervisory and administrative (as may be applicable) fee reductions implemented for different Portfolios and classes, noting that the unified fee can be increased or decreased in subsequent contractual periods with Board approval and is subject to the periodic reviews discussed above. The Board noted that, with few exceptions, PIMCO has generally maintained Portfolio fees at the same level as implemented when the unified fee was adopted, and has reduced fees for a number of Portfolios in prior years. The Board concluded that the Portfolios’ supervisory and administrative fees were reasonable in relation to the value of the services provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Supervision and Administration Agreement represent, in effect, a cap on overall Portfolio fees during the contractual period, which is beneficial to the Portfolios and their shareholders.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	61

Approval of Investment Advisory Contract and Other Agreements (N-CSR Item 11)	(Cont.)

The Board considered the Portfolios’ total expense ratios and discussed with PIMCO certain Portfolios and/or classes of Portfolios that had above median total expense ratios. Upon comparing the Portfolios’ total expense ratios to other funds in the “Peer Groups” provided by the Broadridge Report, where appropriate, the Board found total expense ratios of each Portfolio to be reasonable.

The Trustees also considered the advisory fees charged to the Portfolios that invest in other investment companies or operate as funds of funds (the “Funds of Funds”) and the advisory services provided in exchange for such fees. The Trustees determined that such services were in addition to the advisory services provided to the underlying funds in which the Funds of Funds may invest and, therefore, such services were not duplicative of the advisory services provided to the underlying funds. The Board also considered the various fee waiver agreements in place for the Funds of Funds. The Board noted that PIMCO is continuing waivers for these Funds of Funds, as well as for certain other Portfolios of the Trust.

Based on the information presented by PIMCO, Research Affiliates and Broadridge, members of the Board determined, in the exercise of their business judgment, that the level of the advisory fees and supervisory and administrative fees charged by PIMCO under the Agreements and the Subsidiary Agreements, the fees charged by Research Affiliates under the Asset Allocation Agreement, and the total expense ratios of each Portfolio, are reasonable.

5. Adviser Costs, Level of Profits and Economies of Scale

The Board reviewed information regarding PIMCO’s costs of providing services to, as well as the resulting level of profits from, the Portfolios. To the extent applicable, the Board also reviewed information regarding the portion of a Portfolio’s advisory fee retained by PIMCO, following the payment of sub-advisory fees to Research Affiliates, with respect to the Portfolios. Additionally, the Board discussed PIMCO’s pre- and post-distribution profit margin ranges with respect to the Portfolios, as compared to the prior year. The Board also noted that it had received information regarding the structure and manner in which PIMCO’s investment professionals were compensated, and PIMCO’s view of the relationship of such compensation to the recruitment and retention of quality personnel. The Board considered PIMCO’s investment in global infrastructure, technology capabilities, risk management processes and qualified personnel to reinforce existing services, offer new services, and accommodate changing regulatory requirements.

The Board considered the existence of any economies of scale and noted that, to the extent that PIMCO achieves economies of scale in managing the Portfolios, PIMCO shares the benefits of such economies of scale, if any, with the Portfolios and their shareholders in a number of ways, including investing in portfolio and trade operations management, firm technology, middle and back office support, legal and compliance, and fund administration logistics; senior management supervision, governance and oversight of those services; and through fee reductions or waivers, the pricing of Portfolios to scale from inception and the enhancement of services provided to the Portfolios in return for fees paid. The Board considered that the Portfolios’ unified fee rates had been set competitively and/or priced to scale from inception, had been held steady during the contractual period at that scaled competitive rate for most Portfolios as assets grew, or as assets declined in the case of some Portfolios, and continued to be competitive compared with peers. The Board also considered that the unified fee is a transparent means of informing a Portfolio’s shareholders of the fees associated with the Portfolio, and that the Portfolio bears certain expenses that are not covered by the advisory fee or the unified fee. The Board further considered the challenges that arise when managing large funds, which can result in certain “diseconomies” of scale and noted that PIMCO has continued to reinvest in many areas of the business to support the Portfolios.

The Trustees considered that the unified fee has provided inherent economies of scale because a Portfolio maintains competitive fixed fees over the annual contract period even if the particular Portfolio’s assets decline and/or operating costs rise. The Trustees further considered that, in contrast, breakpoints may be a proxy for charging higher fees on lower asset levels and that when a fund’s assets decline, breakpoints may reverse, which causes expense ratios to increase. The Trustees also considered that, unlike the Portfolios’ unified fee structure, funds with “pass through” expense structures may experience increased expense ratios when fixed dollar fees are charged against declining fund assets. The Trustees also reviewed materials demonstrating the benefits of the unified fee to shareholders during market downturns and/or periods of high volatility. In addition, the Trustees considered that the unified fee protects shareholders from a rise in administrative and operating costs that may result from, among other things, PIMCO’s investments in various business enhancements and infrastructure, including those referenced above. The Trustees noted that PIMCO’s investments in these areas are extensive.

The Board concluded that the Portfolios’ cost structures were reasonable and that PIMCO is appropriately sharing economies of scale, if any, through the Portfolios’ unified fee structure, generally pricing Portfolios to scale at inception and reinvesting in its business to provide enhanced and expanded services to the Portfolios and their shareholders.

6. Ancillary Benefits

The Board considered other benefits realized by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust. Such benefits may

62	PIMCO VARIABLE INSURANCE TRUST

(Unaudited)

include possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the Trust or third party service providers’ relationship-level fee concessions, which decrease fees paid by PIMCO. Such benefits also include ancillary benefits to PIMCO or its employees related to service or rate offers in financial firms’ other business lines, which can result in PIMCO or its employees having access to more favorable products or rates. The Board also considered that affiliates of PIMCO provide distribution and/or shareholder services to the Portfolios and their shareholders, for which they may be compensated through distribution and servicing fees paid pursuant to the Portfolios’ Rule 12b-1 plans or otherwise. In addition, the Board considered that PIMCO may benefit indirectly from its use of the HUB technology platform, a joint venture between PIMCO, Man Group, S&P Global, Microsoft and State Street, and its recent strategic managed service arrangement with a third-party consultant. The Board noted that, while PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Portfolios, it has adopted a policy not to enter into contractual soft dollar arrangements.

7. Conclusions

Based on their review, including the comprehensive consideration and evaluation of each of the broad factors and information summarized above, the Independent Trustees and the Board as a whole concluded that the nature, extent and quality of the services rendered to the Portfolios by PIMCO and Research Affiliates supported the renewal of the Agreements and the Subsidiary Agreements. The Independent Trustees and the Board as a whole concluded that the Agreements and the Subsidiary Agreements continued to be fair and reasonable to the Portfolios and their shareholders, that the fees charged under the Investment Advisory Contract, Supervision and Administration Agreement and the Subsidiary Agreements and the fees charged by Research Affiliates under the Asset Allocation Agreement on behalf of the Portfolios were fair and reasonable in light of the services provided, and that the renewal of the Agreements and the Subsidiary Agreements was in the best interests of the Portfolios and their shareholders.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	63

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank & Trust Co.

2323 Grand Boulevard, 5th Floor

Kansas City, MO 64108

Transfer Agent

SS&C Global Investor & Distribution Solutions, Inc.

80 Lamberton Road

Windsor, CT 06095

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Variable Insurance Trust.

pimco.com/pvit

PVITTOTRETFSTMAR_123125

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

The information required by this Item 8 is included as part of the annual Financial Statements and Financial Highlights filed under Item 7(a) of this Form N-CSR.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

The information required by this Item 9 is included as part of the annual Financial Statements and Financial Highlights filed under Item 7(a) of this Form N-CSR.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The information required by this Item 10 is included as part of the annual Financial Statements and Financial Highlights filed under Item 7(a) of this Form N-CSR.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

The information required by this Item 11 is included with the annual Financial Statements and Financial Highlights filed under Item 7(a) of this Form N-CSR.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Trust’s Board of Trustees since the Trust last provided disclosure in response to this item.

Item 16.	Controls and Procedures.

(a)

The principal executive officer and principal financial & accounting officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) provide reasonable assurances that material information relating to the Registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19.	Exhibits.

(a)(1)	Exhibit 99.CODE—Code of Ethics pursuant to Section 406 of the Sarbanes-Oxley Act of 2002.

(a)(2)	Not applicable for open-end investment companies.

(a)(3)	Exhibit 99.CERT—Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

(a)(4)	Not applicable for open-end investment companies.

(a)(5)	There was no change in the Registrant’s independent public accountant for the period covered by the report.

(b)	Exhibit 99.906CERT—Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Variable Insurance Trust

By:	/s/ Joshua D. Ratner
Joshua D. Ratner
President (Principal Executive Officer)

Date:	February 25, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Joshua D. Ratner
Joshua D. Ratner
President (Principal Executive Officer)

Date:	February 25, 2026

By:	/s/ Bijal Y. Parikh
Bijal Y. Parikh
Treasurer (Principal Financial & Accounting Officer)

Date:	February 25, 2026